UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 0-5 Year High Yield Corporate Bond ETF
SHYG | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$30	0.29%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.50%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Markit iBoxx USD Liquid High Yield 0-5 Index returned 7.58%.
What contributed to performance?
Among shorter-term high yield bonds, communications and consumer cyclical bonds were the largest contributors to the Fund’s return during the reporting period. Within credit quality, high yield bonds rated Ba and B by Moody’s benefited performance. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.50%	5.93%	5.15%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Markit iBoxx USD Liquid High Yield 0-5 Index	7.58	6.17	5.46
Key Fund statistics
Net Assets	$7,884,015,921
Number of Portfolio Holdings	1,172
Net Investment Advisory Fees	$19,378,798
Portfolio Turnover Rate	29%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	40.8%
B	40.7%
Caa	14.4%
Ca	0.4%
Not Rated	2.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	2.9%
1-2 Years	12.2%
2-3 Years	21.4%
3-4 Years	35.8%
4-5 Years	27.3%
5-6 Years	0.3%
6-7 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
SHYG-10/25-AR

iShares 0-5 Year Investment Grade Corporate Bond ETF
SLQD | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Markit iBoxx USD Liquid Investment Grade 0-5 Index returned 5.92%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. By maturity, Among sectors, notable contributors included banking bonds in the financial sector. Additionally, the Fund’s allocation to bonds on the lower end of investment grade (rated A and Baa) by Moody’s benefited performance.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.99%	2.36%	2.68%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Markit iBoxx USD Liquid Investment Grade 0-5 Index	5.92	2.36	2.72
Key Fund statistics
Net Assets	$2,333,821,304
Number of Portfolio Holdings	2,894
Net Investment Advisory Fees	$1,344,414
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	8.6%
A	47.7%
Baa	38.9%
Ba	1.9%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	17.7%
1-5 Years	82.1%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year Investment Grade Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
SLQD-10/25-AR

iShares 1-3 Year International Treasury Bond ETF
ISHG | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.36%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 6.22% and the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced) returned 8.08%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. The European Central Bank cut rates multiple times in 2024 and 2025 and paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. In this environment, Euro bonds contributed the most to the Fund’s performance- led by Italy, supported by the country’s improving fiscal health. By maturity, longer-dated bonds between seven and ten years supported performance.
What detracted from performance?
There were no significant detractors during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.36%	(0.81)%	0.12%
FTSE World Broad Investment-Grade Bond Index	6.22	(1.73)	1.07
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced)	8.08	(0.44)	0.36
Key Fund statistics
Net Assets	$671,492,939
Number of Portfolio Holdings	168
Net Investment Advisory Fees	$1,125,218
Portfolio Turnover Rate	78%
The FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (Spliced) reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index through August 31, 2020 and the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	34.8%
Aa	29.7%
A	16.4%
Baa	15.6%
Not Rated	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Italy	9.1%
Japan	8.9%
France	8.7%
Germany	8.7%
United Kingdom	6.0%
Spain	5.7%
Israel	4.6%
Canada	4.6%
Singapore	4.6%
Portugal	4.6%
Other#	34.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-3 Year International Treasury Bond ETF
Annual Shareholder Report — October 31, 2025
ISHG-10/25-AR

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
TLTW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 9.70%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and The Cboe TLT 2% OTM BuyWrite Index returned 10.92%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In addition, writing (selling) one-month covered call options to generate income contributed to the Fund’s performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.70%	(0.72)%
ICE BofA US Broad Market Index	6.13	2.87
Cboe TLT 2% OTM BuyWrite Index	10.92	0.17
Key Fund statistics
Net Assets	$1,563,647,419
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$2,285,991
Portfolio Turnover Rate	2%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.2%
Options Written	(0.3)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
15-20 Years	1.0%
20-25 Years	31.5%
25-30 Years	67.5%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2025
TLTW-10/25-AR

iShares Aaa - A Rated Corporate Bond ETF
QLTA | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$15	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.21%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Corporate Aaa - A Capped Index returned 6.29%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
By maturity, U.S. longer-term corporate bonds were the largest contributor to the Fund’s return during the reporting period. Among sectors, notable contributors included banking bonds in the financial sector, as well as consumer non-cyclical bonds in the industrials sector. Additionally, the Fund’s allocation to bonds rated A by Moody’s benefited performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.21%	(0.20)%	2.48%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Corporate Aaa - A Capped Index	6.29	(0.10)	2.60
Key Fund statistics
Net Assets	$1,733,139,872
Number of Portfolio Holdings	3,333
Net Investment Advisory Fees	$2,485,072
Portfolio Turnover Rate	15%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	36.8%
5-10 Years	28.1%
10-15 Years	8.4%
15-20 Years	6.2%
More than 20 Years	20.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom Inc., 4.90%, 07/15/32	0.3%
Broadcom Inc., 4.80%, 10/15/34	0.3%
Broadcom Inc., 3.14%, 11/15/35	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Meta Platforms Inc., 5.50%, 11/15/45	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Aaa - A Rated Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
QLTA-10/25-AR

iShares BB Rated Corporate Bond ETF
HYBB | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.06%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE BofA BB US High Yield Constrained Index (Spliced) returned 8.15%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period although the move was modest, with spreads finishing the period roughly flat. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In this landscape, by maturity, U.S. intermediate-term bonds (between three and ten years) were benefited performance. Among sectors, contributors included consumer cyclical bonds within the industrials sector.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 6, 2020 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.06%	4.49%	4.32%
ICE BofA US Broad Market Index	6.13	(0.26)	(0.32)
ICE BofA BB US High Yield Constrained Index (Spliced)	8.15	4.58	4.44
Key Fund statistics
Net Assets	$407,928,524
Number of Portfolio Holdings	1,043
Net Investment Advisory Fees	$788,075
Portfolio Turnover Rate	27%
The inception date of the Fund was October 6, 2020.
The ICE BofA BB US High Yield Constrained Index (Spliced) reflects the performance of the standard pricing variant of the ICE BofA BB US High Yield Constrained Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA BB US High Yield Constrained Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA BB US High Yield Constrained Index, which now utilizes pricing as of 4 PM, thereafter.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	54.1%
5-10 Years	38.8%
10-15 Years	1.4%
15-20 Years	0.8%
More than 20 Years	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.5%
Warnermedia Holdings Inc., 5.05%, 03/15/42	0.4%
WULF Compute LLC, 7.75%, 10/15/30	0.4%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 08/01/32	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.3%
TransDigm Inc., 6.38%, 03/01/29	0.3%
DaVita Inc., 4.63%, 06/01/30	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BB Rated Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
HYBB-10/25-AR

iShares Broad USD High Yield Corporate Bond ETF
USHY | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$8	0.08%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.25%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13%, and the ICE BofA US High Yield Constrained Index (Spliced) returned 8.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. By sector, communications, notably cable and satellite bonds, and Hotels, Resorts & Cruise Lines within consumer cyclicals issues contributed the most to the Fund’s return. Within credit quality, performance was helped by bonds across the high-yield rating spectrum, with those rated Ba by Moody’s supporting performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 25, 2017 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.25%	5.44%	4.82%
ICE BofA US Broad Market Index	6.13	(0.26)	1.78
ICE BofA US High Yield Constrained Index (Spliced)	8.03	5.48	4.85
Key Fund statistics
Net Assets	$26,250,733,726
Number of Portfolio Holdings	1,945
Net Investment Advisory Fees	$17,393,432
Portfolio Turnover Rate	18%
The inception date of the Fund was October 25, 2017.
The ICE BofA US High Yield Constrained Index (Spliced) reflects the performance of the standard pricing variant of the ICE BofA US High Yield Constrained Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA US High Yield Constrained Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA US High Yield Constrained Index, which now utilizes pricing as of 4 PM, thereafter.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.6%
Ba	43.3%
B	40.3%
Caa	12.2%
Ca	0.5%
C	0.0	%(b)
Not Rated	2.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	59.6%
5-10 Years	36.1%
10-15 Years	0.9%
15-20 Years	0.5%
More than 20 Years	2.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
USHY-10/25-AR

iShares CMBS ETF
CMBS | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.95%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. CMBS (ERISA Only) Index returned 7.21%.
What contributed to performance?
During the reporting period, performance of securities backed by commercial mortgage-backed bonds (CMBS) was primarily driven by attractive yields and reduced prepayment risk. Both agency and non-agency CMBS contributed to similar amounts to the Fund’s return. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year. Mortgage rates began to decline as the central bank then cut rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, investment-grade bonds rated Aaa and Aa (those rated highest by Moody’s) contributed to performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.95%	0.73%	2.31%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. CMBS (ERISA Only) Index	7.21	1.05	2.61
Key Fund statistics
Net Assets	$510,335,806
Number of Portfolio Holdings	523
Net Investment Advisory Fees	$1,120,660
Portfolio Turnover Rate	37%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	66.9%
Aa	6.9%
A	0.1%
Baa	0.0	%(b)
Not Rated	26.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.5%
1-5 Years	29.0%
5-10 Years	20.8%
10-15 Years	0.3%
15-20 Years	0.2%
20-25 Years	5.3%
25-30 Years	21.0%
30-35 Years	17.9%
35-40 Years	4.6%
More than 40 Years	0.4%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares CMBS ETF
Annual Shareholder Report — October 31, 2025
CMBS-10/25-AR

iShares Convertible Bond ETF
ICVT | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$23	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 25.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index returned 26.03%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
Technology bonds, followed by capital goods issues, contributed the most to the Fund’s return during the reporting period. Given the hybrid structure of convertible bonds, rising equity prices, particularly among technology companies, supported performance. Convertible bonds are issued by companies with high expectations for future earnings, making them a popular form of financing for many companies.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.67%	8.98%	11.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	26.03	9.37	12.32
Key Fund statistics
Net Assets	$3,463,378,396
Number of Portfolio Holdings	363
Net Investment Advisory Fees	$5,303,950
Portfolio Turnover Rate	30%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	11.2%
1-5 Years	72.0%
5-10 Years	15.5%
10-15 Years	0.3%
More than 20 Years	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.7%
Western Digital Corp., 3.00%, 11/15/28	1.9%
Seagate HDD Cayman, 3.50%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/28	1.4%
Bloom Energy Corp., 3.00%, 06/01/29	1.0%
Rocket Lab USA Inc., 4.25%, 02/01/29	1.0%
DoorDash Inc. , 05/15/30	0.9%
GameStop Corp. , 06/15/32	0.8%
SoFi Technologies Inc., 1.25%, 03/15/29	0.8%
Super Micro Computer Inc. , 06/15/30	0.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Convertible Bond ETF
Annual Shareholder Report — October 31, 2025
ICVT-10/25-AR

iShares Core 1-5 Year USD Bond ETF
ISTB | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Universal 1-5 Year Index returned 5.97%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, Treasury notes contributed the most to the Fund’s return. Corporate securities also aided performance, particularly among industrial issues. Within credit quality, investment-grade bonds rated Aa by Moody’s benefited performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.96%	1.81%	2.34%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Universal 1-5 Year Index	5.97	1.83	2.39
Key Fund statistics
Net Assets	$4,639,408,825
Number of Portfolio Holdings	6,954
Net Investment Advisory Fees	$2,572,045
Portfolio Turnover Rate	35%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	9.9%
Aa	55.7%
A	12.4%
Baa	11.6%
Ba	3.7%
B	2.7%
Caa	1.2%
Ca	0.1%
C	0.0	%(b)
Not Rated	2.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	56.1%
Corporate Bonds & Notes	34.7%
Foreign Government Obligations	6.6%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.8%
Municipal Debt Obligations	0.0	%(b)
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 1-5 Year USD Bond ETF
Annual Shareholder Report — October 31, 2025
ISTB-10/25-AR

iShares Core International Aggregate Bond ETF
IAGG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.72%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 5.69% and the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index returned 4.87%.
What contributed to performance?
Amid diverging central bank policies and global trade tensions, Euro Bloc bonds were the largest contributors to the Fund’s return during the reporting period, most notably issues from France and Germany. By maturity, shorter-term bonds (those under seven years)-particularly those in the two- to five year range- supported performance as did investment-grade bonds rated Baa by Moody’s. Longer term maturities in the seven-to-twenty-year range benefited performance as well. While the European Central Bank cut rates multiple times in 2024 and 2025, it paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. In the United States, the U.S. Federal Reserve cut rates in the beginning of the period, then held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened.
What detracted from performance?
During the reporting period, foreign currency holdings detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 10, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.72%	0.77%	2.66%
Bloomberg Global Aggregate Bond Index	5.69	(1.63)	1.30
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	4.87	0.88	2.76
Key Fund statistics
Net Assets	$11,007,450,541
Number of Portfolio Holdings	7,124
Net Investment Advisory Fees	$6,061,698
Portfolio Turnover Rate	26%
The inception date of the Fund was November 10, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.5%
Corporate Bonds & Notes	18.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	16.9%
Japan	11.0%
France	9.6%
Germany	8.4%
United Kingdom	7.2%
Canada	5.7%
Italy	5.7%
Spain	4.2%
Supranational	3.6%
Switzerland	3.1%
Other#	24.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core International Aggregate Bond ETF
Annual Shareholder Report — October 31, 2025
IAGG-10/25-AR

iShares ESG Advanced High Yield Corporate Bond ETF
HYXF | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.06%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced) returned 8.43%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Supported by solid credit fundamentals, ESG high-yield bonds rated Ba and B contributed the most to performance. By sector, communications bonds, specifically integrated telecommunications services, and retailer issues within the consumer cyclical sector benefited performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 14, 2016 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.06%	4.23%	5.22%
Bloomberg U.S. Universal Index	6.51	0.28	2.02
Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced)	8.43	4.39	5.47
Key Fund statistics
Net Assets	$188,988,600
Number of Portfolio Holdings	627
Net Investment Advisory Fees	$610,886
Portfolio Turnover Rate	47%
The inception date of the Fund was June 14, 2016.
The Bloomberg MSCI US High Yield Choice ESG Screened Index (Spliced) reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index through September 14, 2020 and the Bloomberg MSCI US High Yield Choice ESG Screened Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.7%
Ba	58.2%
B	31.7%
Caa	6.4%
Ca	0.5%
Not Rated	1.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	59.0%
5-10 Years	37.1%
10-15 Years	0.8%
More than 20 Years	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced High Yield Corporate Bond ETF
Annual Shareholder Report — October 31, 2025
HYXF-10/25-AR

iShares Fallen Angels USD Bond ETF
FALN | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.83%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg US High Yield Fallen Angel 3% Capped Index returned 8.80%.
What contributed to performance?
By sector, bonds in the communications sector contributed the most to the Fund’s return during the reporting period, supported by wirelines issues. Within the consumer cyclicals sector, issues from retailers also contributed. Within credit quality, the lowest risk rating of high-yield bonds, rated Ba by Moody’s contributed the most to performance, followed by bonds rated B. Fallen angels are high yield bonds that were previously investment grade. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 14, 2016 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	8.83%	5.59%	6.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.02
Bloomberg US High Yield Fallen Angel 3% Capped Index	8.80	5.64	7.14
Key Fund statistics
Net Assets	$1,778,263,512
Number of Portfolio Holdings	154
Net Investment Advisory Fees	$4,671,337
Portfolio Turnover Rate	26%
The inception date of the Fund was June 14, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	7.8%
Ba	65.8%
B	9.9%
Caa	9.2%
Ca	1.1%
C	0.1%
Not Rated	6.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	43.9%
5-10 Years	24.3%
10-15 Years	11.8%
15-20 Years	7.2%
More than 20 Years	12.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Fallen Angels USD Bond ETF
Annual Shareholder Report — October 31, 2025
FALN-10/25-AR

iShares Floating Rate Bond ETF
FLOT | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$15	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.16%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg US Floating Rate Note<5 Years Index returned 5.25%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period, by sector, banking issues in the financial sector contributed the most to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.16%	3.76%	2.83%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg US Floating Rate Note<5 Years Index	5.25	3.88	3.03
Key Fund statistics
Net Assets	$9,081,391,443
Number of Portfolio Holdings	477
Net Investment Advisory Fees	$12,817,450
Portfolio Turnover Rate	26%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	24.7%
Aa	24.8%
A	42.0%
Baa	5.7%
Ba	0.3%
Not Rated	2.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	24.9%
1-5 Years	74.9%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Bond ETF
Annual Shareholder Report — October 31, 2025
FLOT-10/25-AR

iShares GNMA Bond ETF
GNMA | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$9	0.09%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. GNMA Bond Index returned 7.04%.
What contributed to performance?
During the reporting period, performance of securities backed by mortgage-backed bonds, including those issued by the Government National Mortgage Association (“GNMA”), was primarily driven by attractive yields and reduced prepayment risk. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year. Mortgage rates began to decline as the central bank cut rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Payments of principal and interest of GNMA bonds are guaranteed by the U.S. government, and these securities do best in a stable interest rate scenario. In terms of maturity, bonds dated between twenty-and-thirty years were the most beneficial to the Fund’s performance, specifically between the twenty five and thirty year range.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.96%	0.06%	1.27%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. GNMA Bond Index	7.04	0.15	1.42
Key Fund statistics
Net Assets	$376,558,080
Number of Portfolio Holdings	316
Net Investment Advisory Fees	$327,578
Portfolio Turnover Rate	269%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.5%
10-15 Years	0.1%
15-20 Years	4.9%
20-25 Years	19.3%
25-30 Years	72.8%
30-35 Years	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	3.4%
Government National Mortgage Association, 2.00%, 12/20/51	2.5%
Government National Mortgage Association, 5.50%, 11/15/54	2.4%
Government National Mortgage Association, 5.50%, 04/20/53	2.3%
Government National Mortgage Association, 2.50%, 07/20/51	2.1%
Government National Mortgage Association, 2.00%, 02/20/52	2.1%
Government National Mortgage Association, 6.00%, 11/15/54	1.9%
Government National Mortgage Association, 2.00%, 09/20/50	1.9%
Government National Mortgage Association, 2.50%, 08/20/51	1.9%
Government National Mortgage Association, 2.50%, 05/20/51	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GNMA Bond ETF
Annual Shareholder Report — October 31, 2025
GNMA-10/25-AR

iShares High Yield Corporate Bond BuyWrite Strategy ETF
HYGW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Cboe HYG BuyWrite Index returned 4.68%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, cable and satellite issues in the communication sector contributed the most to returns, followed by bonds in the consumer cyclical sector. By credit rating, high yield securities considered lower risk (rated Ba and B by Moody’s) were additive to performance.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.65%	5.45%
Bloomberg U.S. Universal Index	6.51	3.43
Cboe HYG BuyWrite Index	4.68	5.42
Key Fund statistics
Net Assets	$241,961,510
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$436,190
Portfolio Turnover Rate	3%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.0%
Options Written	(0.1)%
Other assets less liabilities	(0.0	)%(a)
Maturity allocation (of the underlying fund)(b)
Maturity	Percent of Total Investments(c)
0-1 Year	0.3%
1-5 Years	57.6%
5-10 Years	38.7%
10-15 Years	0.7%
More than 20 Years	2.7%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Corporate Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2025
HYGW-10/25-AR

iShares iBonds 2025 Term High Yield and Income ETF
IBHE | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$35	0.34%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.48%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2025 Term High Yield and Income Index returned 4.68%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 7, 2019 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.48%	5.40%	4.87%
Bloomberg U.S. Universal Index	6.51	0.28	1.91
Bloomberg 2025 Term High Yield and Income Index	4.68	5.68	5.12
Key Fund statistics
Net Assets	$426,342,229
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$1,898,413
Portfolio Turnover Rate	1%
The inception date of the Fund was May 7, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	1.1%
Baa	20.5%
Ba	5.9%
Short-Term and Other Assets	72.5%
Ten largest holdings
Security(a)	Percent of Net Assets
United Wholesale Mortgage LLC, 5.50%, 11/15/25	4.2%
Ally Financial Inc., 5.75%, 11/20/25	3.9%
Banco Santander SA, 5.18%, 11/19/25	3.5%
DuPont de Nemours Inc., 4.49%, 11/15/25	2.0%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	1.6%
Illumina Inc., 5.80%, 12/12/25	1.1%
Oracle Corp., 5.80%, 11/10/25	1.1%
Morgan Stanley, 5.00%, 11/24/25	0.9%
Duke Energy Corp., 5.00%, 12/08/25	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund.  After the close of business on December 15, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 16, 2025. Proceeds of the liquidation were sent to shareholders on December 18, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2025 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2025
IBHE-10/25-AR

iShares iBonds 2026 Term High Yield and Income ETF
IBHF | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.28%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2026 Term High Yield and Income Index returned 7.59%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 10, 2020 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.28%	4.87%
Bloomberg U.S. Universal Index	6.51	0.23
Bloomberg 2026 Term High Yield and Income Index	7.59	5.24
Key Fund statistics
Net Assets	$994,085,441
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$2,767,023
Portfolio Turnover Rate	70%
The inception date of the Fund was November 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.3%
Baa	16.6%
Ba	45.9%
B	18.9%
Caa	11.5%
Not Rated	3.6%
Short-Term and Other Assets	3.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Sirius XM Radio LLC, 3.13%, 09/01/26	2.6%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	2.6%
Block Inc., 2.75%, 06/01/26	2.5%
IQVIA Inc., 5.00%, 10/15/26	2.5%
Air Canada, 3.88%, 08/15/26	2.1%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26	2.1%
Travel + Leisure Co., 6.63%, 07/31/26	1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26	1.8%
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26	1.8%
MGM China Holdings Ltd., 5.88%, 05/15/26	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2026 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2025
IBHF-10/25-AR

iShares iBonds 2027 Term High Yield and Income ETF
IBHG | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.88%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2027 Term High Yield and Income Index returned 7.28%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 7, 2021 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.88%	3.60%
Bloomberg U.S. Universal Index	6.51	0.07
Bloomberg 2027 Term High Yield and Income Index	7.28	3.88
Key Fund statistics
Net Assets	$368,533,014
Number of Portfolio Holdings	161
Net Investment Advisory Fees	$968,987
Portfolio Turnover Rate	44%
The inception date of the Fund was July 7, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.3%
Ba	47.6%
B	33.3%
Caa	12.7%
Not Rated	2.8%
Short-Term and Other Assets	3.3%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.8%
Nissan Motor Co. Ltd., 4.35%, 09/17/27	2.2%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	2.0%
SS&C Technologies Inc., 5.50%, 09/30/27	1.7%
Rakuten Group Inc., 11.25%, 02/15/27	1.7%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	1.5%
Nexstar Media Inc., 5.63%, 07/15/27	1.5%
Celanese U.S. Holdings LLC, 6.67%, 07/15/27	1.4%
Sirius XM Radio LLC, 5.00%, 08/01/27	1.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2027 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2025
IBHG-10/25-AR

iShares iBonds 2031 Term High Yield and Income ETF
IBHK | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.57%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2031 Term High Yield and Income Index returned 7.89%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).
What detracted from performance?
During the reporting period, there were no significant detractors from the Funds’ performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 22, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.57%	8.75%
Bloomberg U.S. Universal Index	6.51	7.03
Bloomberg 2031 Term High Yield and Income Index	7.89	9.03
Key Fund statistics
Net Assets	$36,146,925
Number of Portfolio Holdings	219
Net Investment Advisory Fees	$77,013
Portfolio Turnover Rate	15%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.6%
Ba	39.5%
B	50.3%
Caa	5.3%
Not Rated	2.1%
Short-Term and Other Assets	2.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.5%
UKG Inc., 6.88%, 02/01/31	1.5%
Carvana Co., 9.00%, 06/01/31	1.4%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.3%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.3%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.3%
Connect Holding II LLC, 10.50%, 04/03/31	1.2%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2031 Term High Yield and Income ETF
Annual Shareholder Report — October 31, 2025
IBHK-10/25-AR

iShares iBonds Dec 2025 Term Corporate ETF
IBDQ | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$9	0.09%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.62%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2025 Maturity Corporate Index returned 4.07%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.62%	1.60%	3.63%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg December 2025 Maturity Corporate Index	4.07	1.55	3.62
Key Fund statistics
Net Assets	$2,722,946,099
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$2,621,965
Portfolio Turnover Rate	0%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.5%
Aa	5.9%
A	9.3%
Baa	8.7%
Ba	1.1%
Not Rated	0.1%
Short-Term and Other Assets	73.4%
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	2.1%
Microsoft Corp., 3.13%, 11/03/25	1.5%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	1.0%
AstraZeneca PLC, 3.38%, 11/16/25	1.0%
Morgan Stanley, 5.00%, 11/24/25	1.0%
DuPont de Nemours Inc., 4.49%, 11/15/25	0.9%
Novartis Capital Corp., 3.00%, 11/20/25	0.9%
Banco Santander SA, 5.18%, 11/19/25	0.7%
Lloyds Banking Group PLC, 4.58%, 12/10/25	0.6%
Intercontinental Exchange Inc., 3.75%, 12/01/25	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2024.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund.  After the close of business on December 15, 2025, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 16, 2025. Proceeds of the liquidation were sent to shareholders on December 18, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2025 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDQ-10/25-AR

iShares iBonds Dec 2026 Term Corporate ETF
IBDR | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2026 Maturity Corporate Index returned 5.06%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 13, 2016 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	4.99%	1.26%	3.00%
Bloomberg U.S. Universal Index	6.51	0.28	1.97
Bloomberg December 2026 Maturity Corporate Index	5.06	1.34	3.10
Key Fund statistics
Net Assets	$3,482,539,615
Number of Portfolio Holdings	643
Net Investment Advisory Fees	$3,209,130
Portfolio Turnover Rate	3%
The inception date of the Fund was September 13, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.8%
Aa	11.6%
A	43.6%
Baa	37.8%
Ba	1.5%
Not Rated	1.9%
Short-Term and Other Assets	0.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.7%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Citigroup Inc., 3.20%, 10/21/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Oracle Corp., 2.65%, 07/15/26	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2026 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDR-10/25-AR

iShares iBonds Dec 2027 Term Corporate ETF
IBDS | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.58%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2027 Maturity Corporate Index returned 5.62%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 12, 2017 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.58%	1.34%	3.13%
Bloomberg U.S. Universal Index	6.51	0.28	1.97
Bloomberg December 2027 Maturity Corporate Index	5.62	1.40	3.19
Key Fund statistics
Net Assets	$3,407,302,556
Number of Portfolio Holdings	685
Net Investment Advisory Fees	$3,013,793
Portfolio Turnover Rate	6%
The inception date of the Fund was September 12, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.9%
Aa	9.0%
A	37.5%
Baa	45.5%
Ba	2.2%
Not Rated	1.7%
Short-Term and Other Assets	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
Meta Platforms Inc., 3.50%, 08/15/27	0.5%
Wells Fargo & Co., 4.30%, 07/22/27	0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	0.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2027 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDS-10/25-AR

iShares iBonds Dec 2028 Term Corporate ETF
IBDT | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.40%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2028 Maturity Corporate Index returned 6.43%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 18, 2018 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.40%	1.19%	3.96%
Bloomberg U.S. Universal Index	6.51	0.28	2.47
Bloomberg December 2028 Maturity Corporate Index	6.43	1.25	4.00
Key Fund statistics
Net Assets	$3,208,664,369
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,762,867
Portfolio Turnover Rate	7%
The inception date of the Fund was September 18, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.7%
Aa	8.2%
A	35.2%
Baa	50.1%
Ba	1.9%
Not Rated	1.6%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
Cigna Group (The), 4.38%, 10/15/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.5%
Morgan Stanley, 3.59%, 07/22/28	0.5%
Verizon Communications Inc., 4.33%, 09/21/28	0.5%
Sprint Capital Corp., 6.88%, 11/15/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2028 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDT-10/25-AR

iShares iBonds Dec 2029 Term Corporate ETF
IBDU | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2029 Maturity Corporate Index returned 6.98%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 17, 2019 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.96%	1.01%	2.48%
Bloomberg U.S. Universal Index	6.51	0.28	1.36
Bloomberg December 2029 Maturity Corporate Index	6.98	1.08	2.51
Key Fund statistics
Net Assets	$3,085,670,419
Number of Portfolio Holdings	605
Net Investment Advisory Fees	$2,517,712
Portfolio Turnover Rate	4%
The inception date of the Fund was September 17, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.9%
Aa	5.7%
A	36.7%
Baa	49.9%
Ba	3.4%
Not Rated	1.9%
Short-Term and Other Assets	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Verizon Communications Inc., 4.02%, 12/03/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Centene Corp., 4.63%, 12/15/29	0.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
Cisco Systems Inc., 4.85%, 02/26/29	0.5%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2029 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDU-10/25-AR

iShares iBonds Dec 2030 Term Corporate ETF
IBDV | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.46%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2030 Maturity Corporate Index returned 7.47%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 23, 2020 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.46%	0.65%	0.98%
Bloomberg U.S. Universal Index	6.51	0.28	0.41
Bloomberg December 2030 Maturity Corporate Index	7.47	0.72	1.03
Key Fund statistics
Net Assets	$2,299,721,129
Number of Portfolio Holdings	716
Net Investment Advisory Fees	$1,779,563
Portfolio Turnover Rate	8%
The inception date of the Fund was June 23, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.5%
Aa	8.5%
A	35.0%
Baa	50.8%
Ba	1.8%
Not Rated	1.5%
Short-Term and Other Assets	0.9%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.2%
Boeing Co. (The), 5.15%, 05/01/30	0.8%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.7%
British Telecommunications PLC, 9.63%, 12/15/30	0.6%
AT&T Inc., 4.30%, 02/15/30	0.5%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.5%
Oracle Corp., 2.95%, 04/01/30	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.5%
Amgen Inc., 5.25%, 03/02/30	0.5%
Oracle Corp., 4.45%, 09/26/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDV-10/25-AR

iShares iBonds Dec 2030 Term Muni Bond ETF
IBMS | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$18	0.18%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.90%.
  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 Index returned 4.67%.
What contributed to performance?
Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 22, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.90%	5.05%
S&P Municipal Bond Index	4.23	4.48
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 Index	4.67	4.78
Key Fund statistics
Net Assets	$159,780,760
Number of Portfolio Holdings	1,207
Net Investment Advisory Fees	$119,434
Portfolio Turnover Rate	0%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	25.3%
AA+	19.2%
AA	19.0%
AA-	12.2%
A+	5.7%
A	3.2%
A-	1.7%
BBB+	0.2%
BBB	0.1%
Not Rated	12.1%
Short-Term and Other Assets	1.3%
Ten largest states
State	Percent of Net Assets
Texas	14.0%
New York	11.4%
California	11.0%
Illinois	4.8%
Florida	4.5%
Washington	4.4%
Ohio	3.3%
Maryland	2.6%
Virginia	2.4%
Connecticut	2.2%
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective July 22, 2025, BlackRock Fund Advisors contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BlackRock Fund Advisors (“BFA”) or its affiliates through the termination date of the Fund.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Muni Bond ETF
Annual Shareholder Report — October 31, 2025
IBMS-10/25-AR

iShares iBonds Dec 2031 Term Corporate ETF
IBDW | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.90%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2031 Maturity Corporate Index returned 7.98%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2021 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.90%	0.31%
Bloomberg U.S. Universal Index	6.51	0.25
Bloomberg December 2031 Maturity Corporate Index	7.98	0.35
Key Fund statistics
Net Assets	$1,959,802,448
Number of Portfolio Holdings	462
Net Investment Advisory Fees	$1,496,314
Portfolio Turnover Rate	4%
The inception date of the Fund was June 22, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.2%
Aa	5.1%
A	29.3%
Baa	56.3%
Ba	3.6%
Not Rated	3.4%
Short-Term and Other Assets	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
Orange SA, 9.00%, 03/01/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Broadcom Inc., 2.45%, 02/15/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
Apple Inc., 1.65%, 02/08/31	0.7%
T-Mobile USA Inc., 2.55%, 02/15/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2031 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDW-10/25-AR

iShares iBonds Dec 2034 Term Corporate ETF
IBDZ | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.85%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2034 Maturity Corporate Index returned 7.92%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 22, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.85%	8.55%
Bloomberg U.S. Universal Index	6.51	7.03
Bloomberg December 2034 Maturity Corporate Index	7.92	8.47
Key Fund statistics
Net Assets	$500,088,883
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$316,917
Portfolio Turnover Rate	1%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	7.4%
A	31.1%
Baa	55.7%
Ba	2.0%
Not Rated	1.7%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	0.9%
AT&T Inc., 5.40%, 02/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank N.A., 5.57%, 04/30/34	0.7%
BP Capital Markets America Inc., 5.23%, 11/17/34	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Corporate ETF
Annual Shareholder Report — October 31, 2025
IBDZ-10/25-AR

iShares iBonds Dec 2034 Term Treasury ETF
IBTP | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.24%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2034 Maturity US Treasury Index returned 6.29%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.24%	6.33%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2034 Maturity US Treasury Index	6.29	6.40
Key Fund statistics
Net Assets	$218,307,373
Number of Portfolio Holdings	5
Net Investment Advisory Fees	$80,586
Portfolio Turnover Rate	14%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Treasury ETF
Annual Shareholder Report — October 31, 2025
IBTP-10/25-AR

iShares iBonds Dec 2044 Term Treasury ETF
IBGA | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.22%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2044 Maturity US Treasury Index returned 4.23%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.22%	4.72%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2044 Maturity US Treasury Index	4.23	4.75
Key Fund statistics
Net Assets	$79,682,708
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$41,155
Portfolio Turnover Rate	19%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	15.7%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	7.6%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2044 Term Treasury ETF
Annual Shareholder Report — October 31, 2025
IBGA-10/25-AR

iShares iBonds Dec 2054 Term Treasury ETF
IBGK | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$7	0.07%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 1.42%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2054 Maturity US Treasury Index returned 1.45%.
What contributed to performance?
Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 11, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.42%	2.75%
ICE BofA US Broad Market Index	6.13	6.53
ICE 2054 Maturity US Treasury Index	1.45	2.83
Key Fund statistics
Net Assets	$2,437,702
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$1,678
Portfolio Turnover Rate	28%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2054 Term Treasury ETF
Annual Shareholder Report — October 31, 2025
IBGK-10/25-AR

iShares iBonds Oct 2034 Term TIPS ETF
IBIK | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$10	0.10%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.04%.
  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2034 Maturity US Inflation-Linked Treasury Index returned 7.12%.
What contributed to performance?
Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.
Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 22, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.04%	6.85%
ICE BofA US Broad Market Index	6.13	6.63
ICE 2034 Maturity US Inflation-Linked Treasury Index	7.12	6.96
Key Fund statistics
Net Assets	$85,721,229
Number of Portfolio Holdings	2
Net Investment Advisory Fees	$48,500
Portfolio Turnover Rate	4%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	50.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	48.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Oct 2034 Term TIPS ETF
Annual Shareholder Report — October 31, 2025
IBIK-10/25-AR

iShares International Treasury Bond ETF
IGOV | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$36	0.35%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 5.64%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 6.22% and the FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced) returned 6.35%.
What contributed to performance?
Diverging central bank policies and global trade tensions pushed international bond prices higher during the reporting period, while the U.S. government shutdown late in the period amplified volatility. After its December 2024 rate cut, the U.S. Federal Reserve held policy steady before easing by 25 basis points in both September and October 2025 as labor data softened. The European Central Bank cut rates multiple times in 2024 and 2025 and paused in July as inflation reached the central bank’s 2% target. Conversely, Japan’s central bank hiked rates early in the reporting period but then chose to wait for further clarity on the impacts of tariffs on the Japanese economy. Euro bonds contributed the most to the Fund’s return led by Italy - tied efforts to reduce the country’ budget deficit. Italian bonds have benefited from an improving credit outlook. By maturity, longer-term bonds (greater than seven years) contributed the most to the Fund’s return.
What detracted from performance?
During the reporting period, Asia bond returns modestly detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.64%	(4.25)%	(0.51)%
FTSE World Broad Investment-Grade Bond Index	6.22	(1.73)	1.07
FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced)	6.35	(3.88)	(0.13)
Key Fund statistics
Net Assets	$1,049,830,793
Number of Portfolio Holdings	888
Net Investment Advisory Fees	$2,824,068
Portfolio Turnover Rate	23%
The FTSE World Government Bond Index - Developed Markets Capped Select Index (Spliced) reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index through August 31, 2020 and the FTSE World Government Bond Index - Developed Markets Capped Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.0%
Aa	31.9%
A	18.3%
Baa	13.8%
Not Rated	4.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	11.9%
France	8.6%
Italy	8.0%
Germany	6.8%
United Kingdom	6.7%
Spain	5.2%
Finland	4.6%
Belgium	4.6%
Australia	4.6%
Netherlands	4.6%
Other#	34.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Treasury Bond ETF
Annual Shareholder Report — October 31, 2025
IGOV-10/25-AR

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
LQDW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 7.92%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Cboe LQD BuyWrite Index returned 7.56%.
What contributed to performance?
During the reporting period, consumer non-cyclical bonds in the industrials sector contributed to returns, followed by bonds issued by banks in the financial sector. By credit rating, investment-grade securities, particularly those rated A and Baa by Moody’s, were additive to performance. Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period and pushed investment grade bond prices higher. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
In addition, writing (selling) one-month covered call options to generate income contributed to the Fund’s performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 18, 2022 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.92%	1.92%
Bloomberg U.S. Universal Index	6.51	3.43
Cboe LQD BuyWrite Index	7.56	2.11
Key Fund statistics
Net Assets	$286,651,156
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$465,082
Portfolio Turnover Rate	1%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.3%
Short-term Investments	0.9%
Options Written	(0.2)%
Other assets less liabilities	(0.0	)%(a)
Credit quality allocation (of the underlying fund)(b)
Credit Rating(c)	Percent of Total Investments(d)
Aaa	2.3%
Aa	7.7%
A	47.6%
Baa	39.5%
Ba	2.2%
Not Rated	0.7%

(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(c)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Annual Shareholder Report — October 31, 2025
LQDW-10/25-AR

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
BEMB | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 10.42%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan EM Sovereign and Corporate Credit Core Index returned 10.56%.
What contributed to performance?
Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained during the reporting period, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After cutting rates in December of 2024, the U.S. central bank held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. Sovereign debt contributed to returns, followed by corporate bonds. Across emerging markets, all regions gained, with Latin America contributing the most to the Fund’s return. Notably, Mexican debt benefited from subdued inflation during the reporting period. Asia bloc bonds also supported performance. Longer-term duration bonds, those over ten years, supported returns, followed by intermediate maturity bonds. While bonds of all credit ratings delivered positive performance, investment-grade bonds rated Baa by Moody’s had the most positive impact.
What detracted from performance?
There were no detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: February 22, 2023 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	10.42%	9.83%
J.P. Morgan EMBI Global Diversified Index	12.76	11.27
J.P. Morgan EM Sovereign and Corporate Credit Core Index	10.56	9.99
Key Fund statistics
Net Assets	$43,574,436
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$82,074
Portfolio Turnover Rate	16%
The inception date of the Fund was February 22, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	9.6%
A	14.0%
Baa	35.6%
Ba	17.2%
B	7.2%
Caa	7.8%
Ca	0.7%
Not Rated	7.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.5%
Mexico	5.3%
China	5.1%
United Arab Emirates	4.4%
Turkey	3.9%
Indonesia	3.5%
Brazil	3.3%
Chile	3.2%
South Korea	2.9%
India	2.9%
Other#	60.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective September 29, 2025, for its investment advisory services to the Fund, BlackRock Fund Advisors (“BFA”) is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to September 29, 2025, BFA was entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Annual Shareholder Report — October 31, 2025
BEMB-10/25-AR

iShares J.P. Morgan USD Emerging Markets Bond ETF
EMB | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$41	0.39%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 12.02%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 12.76% and the J.P. Morgan EMBI Global Core Index returned 12.37%.
What contributed to performance?
Emerging market sovereign bonds were leading contributors to the Fund’s return during the reporting period. Across emerging market bond markets, all regions gained, led by Latin America, most notably Mexico and Argentina. Despite geopolitical tensions and tariff uncertainty, emerging market bonds gained, supported by a weaker U.S. dollar and U.S. Federal Reserve rate cuts. After cutting rates in December of 2024, the U.S. central bank held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars Longer-term duration bonds, those over ten years, outpaced their shorter-term counterparts during the reporting period. While bonds of all credit ratings delivered positive performance, high-yield bonds had the greatest positive impact.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.02%	2.26%	3.70%
J.P. Morgan EMBI Global Diversified Index	12.76	2.71	4.13
J.P. Morgan EMBI Global Core Index	12.37	2.41	4.01
Key Fund statistics
Net Assets	$15,032,743,432
Number of Portfolio Holdings	659
Net Investment Advisory Fees	$54,449,472
Portfolio Turnover Rate	15%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	9.2%
A	10.0%
Baa	37.3%
Ba	18.8%
B	8.2%
Caa	11.3%
Ca	1.2%
Not Rated	3.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.4%
Mexico	6.3%
Turkey	4.9%
United Arab Emirates	4.8%
Indonesia	4.6%
Brazil	3.7%
Colombia	3.5%
Poland	3.5%
Chile	3.5%
Philippines	3.5%
Other#	55.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan USD Emerging Markets Bond ETF
Annual Shareholder Report — October 31, 2025
EMB-10/25-AR

iShares Russell 2000 BuyWrite ETF
IWMW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$21(a)	0.20%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 13.42%.
  For the same period, the Russell 3000 Index returned 20.81% and the Cboe FTSE Russell IWM 2% OTM BuyWrite Index returned 13.54%.
What contributed to performance?
During the reporting period, the performance of U.S. small-cap stocks was driven primarily by shifting expectations around Federal Reserve policy, as each hint of rate-cut timing influenced stock market activity. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Strong corporate earnings, especially in technology and artificial intelligence related industries, continued to support upward momentum. Mixed economic signals and ongoing global trade tensions also influenced returns, while the late-period U.S. government shutdown added to market volatility.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 14, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.42%	9.49%
Russell 3000 Index	20.81	19.99
Cboe FTSE Russell IWM 2% OTM BuyWrite Index	13.54	9.39
Key Fund statistics
Net Assets	$30,519,096
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$47,372
Portfolio Turnover Rate	1%
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	98.8%
Short-term Investments	2.1%
Options Written	(0.9)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	18.1%
Health Care	17.1%
Financials	16.8%
Information Technology	16.4%
Consumer Discretionary	9.1%
Real Estate	5.5%
Energy	5.0%
Materials	4.0%
Utilities	3.4%
Communication Services	2.8%
Consumer Staples	1.8%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 BuyWrite ETF
Annual Shareholder Report — October 31, 2025
IWMW-10/25-AR

iShares S&P 500 BuyWrite ETF
IVVW | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 13.24%.
  For the same period, the S&P Total Market Index returned 20.90% and the Cboe S&P 500 Enhanced 1% OTM BuyWrite Index returned 13.40%.
What contributed to performance?
During the reporting period, U.S. large cap equities were driven primarily by shifting expectations around Federal Reserve policy, with every hint of rate-cut timing influencing stock market activity. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. Strong corporate earnings, especially in technology and artificial intelligence related industries, continued to support upward momentum. Mixed economic signals and ongoing global trade tensions also influenced returns, while the late-period U.S. government shutdown added to market volatility.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: March 14, 2024 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.24%	12.88%
S&P Total Market Index	20.90	20.03
Cboe S&P 500 Enhanced 1% OTM BuyWrite Index	13.40	13.09
Key Fund statistics
Net Assets	$200,212,628
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$196,183
Portfolio Turnover Rate	1%
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	101.1%
Short-term Investments	1.4%
Options Written	(2.5)%
Other assets less liabilities	(0.0	)%(a)
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Information Technology	36.1%
Financials	12.9%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Real Estate	1.8%
Materials	1.7%
(a)	Rounds to greater than (0.1)%.
(b)	The underlying fund is iShares Core S&P 500 ETF.
(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 BuyWrite ETF
Annual Shareholder Report — October 31, 2025
IVVW-10/25-AR

iShares Systematic Bond ETF
SYSB | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Systematic Bond ETF (the “Fund”) (formerly known as iShares U.S. Fixed Income Balanced Risk Systematic ETF) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Systematic Bond ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 8.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51%, the BlackRock Universal Systematic Bond Index (Spliced) returned 9.44% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this environment, corporate bonds, particularly in the banking sector, contributed to the Fund’s return. Consumer non-cyclical bonds also supported performance. Bonds on the lower end of investment grade, rated Baa by Moody’s, were meaningful contributors and by maturity, bonds between seven-and-ten years benefited the most.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.97%	1.47%	2.59%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
BlackRock Universal Systematic Bond Index (Spliced)	9.44	1.75	2.49
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	1.90
Key Fund statistics
Net Assets	$76,663,283
Number of Portfolio Holdings	647
Net Investment Advisory Fees	$183,109
Portfolio Turnover Rate	567%
The BlackRock Universal Systematic Bond Index (Spliced) reflects the performance of the Bloomberg U.S. Aggregate Bond Index through February 4, 2018 (when the Fund was actively managed), the Bloomberg U.S. Fixed Income Balanced Risk Index from February 5, 2018 through September 1, 2025 (when it was the Fund's Underlying Index), and the BlackRock Universal Systematic Bond Index thereafter (when it became the Fund's Underlying Index). Prior to February 4, 2018, the Fund's performance is for a fund that was reorganized into the Fund and that did not seek to track the investment results of an index but was managed by BlackRock Fund Advisors (“BFA”) during the applicable period using an investment strategy substantially similar to the methodology of the Bloomberg U.S. Fixed Income Balanced Risk Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	9.4%
Aa	30.9%
A	15.6%
Baa	21.7%
Ba	9.3%
B	9.3%
Caa	1.4%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	31.3%
5-10 Years	31.7%
10-15 Years	4.2%
15-20 Years	1.4%
More than 20 Years	31.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on June 30, 2025 that it will change the Fund's name from iShares U.S. Fixed Income Balanced Risk Systematic ETF to iShares Systematic Bond ETF and the ticker from FIBR to SYSB. The Fund also announced a change of the underlying index from the Bloomberg U.S. Fixed Income Balanced Risk Index to the BlackRock Universal Systematic Bond Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield. These changes became effective on September 2, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but, is affiliated with BlackRock Index Services, LLC.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Systematic Bond ETF
Annual Shareholder Report — October 31, 2025
SYSB-10/25-AR

iShares Treasury Floating Rate Bond ETF
TFLO | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$15	0.15%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 4.41%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg U.S. Treasury Floating Rate Index returned 4.55%.
What contributed to performance?
Treasury floating rate notes are issued with maturities of two years and coupons that reset periodically based on the three-month Treasury bill rate. During the reporting period, the yield on the three-month Treasury bill decreased, amid mixed economic signals, shifting monetary policies, and ongoing global trade tensions, while the late-period U.S. government shutdown added to market volatility. (Bond prices and yields move in opposite directions.) After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2015 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.41%	3.16%	2.15%
Bloomberg U.S. Universal Index	6.51	0.28	2.29
Bloomberg U.S. Treasury Floating Rate Index	4.55	3.31	2.29
Key Fund statistics
Net Assets	$6,511,388,265
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$10,104,273
Portfolio Turnover Rate	40%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.7%
1-2 Years	45.3%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 3.97%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 3.92%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 3.93%, 04/30/27	13.6%
U.S. Treasury Floating Rate Note, 3.95%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 3.86%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.01%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 3.92%, 07/31/27	11.4%
U.S. Treasury Floating Rate Note, 3.96%, 10/31/27	7.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Treasury Floating Rate Bond ETF
Annual Shareholder Report — October 31, 2025
TFLO-10/25-AR

iShares USD Green Bond ETF
BGRN | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended October 31, 2025, the Fund returned 6.38%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg MSCI USD Green Bond Select Index (Spliced) returned 6.54%.
What contributed to performance?
Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.
By maturity, intermediate-term green bonds (between seven and ten years) were beneficial to the Fund’s return during the reporting period. Among sectors, electric issues in the utility sector contributed the most to performance.
What detracted from performance?
During the reporting period, there were no meaningful detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 13, 2018 through October 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.38%	0.01%	2.34%
Bloomberg U.S. Universal Index	6.51	0.28	2.59
Bloomberg MSCI USD Green Bond Select Index (Spliced)	6.54	0.21	2.50
Key Fund statistics
Net Assets	$433,313,739
Number of Portfolio Holdings	333
Net Investment Advisory Fees	$808,841
Portfolio Turnover Rate	15%
The inception date of the Fund was November 13, 2018.
The Bloomberg MSCI USD Green Bond Select Index (Spliced) in this report reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index through February 28, 2022 and the Bloomberg MSCI USD Green Bond Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.8%
Aa	21.4%
A	22.7%
Baa	33.4%
Ba	1.7%
Not Rated	6.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	12.7%
1-5 Years	39.8%
5-10 Years	33.5%
10-15 Years	0.8%
15-20 Years	0.3%
More than 20 Years	12.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares USD Green Bond ETF
Annual Shareholder Report — October 31, 2025
BGRN-10/25-AR

(b) Not applicable

Item 2 –

Code of Ethics –The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-two series of the registrant for which the fiscal year-end is October 31, 2025 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $580,850 for the fiscal year ended October 31, 2024 and $577,750 for the fiscal year ended October 31, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2024 and October 31, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $407,400 for the fiscal year ended October 31, 2024 and $407,400 for the fiscal year ended October 31, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2024 and October 31, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $407,400 for the fiscal year ended October 31, 2024 and $407,400 for the fiscal year ended October 31, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

Cecilia H. Herbert served as an independent trustee through December 31, 2025.

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX Exchange
• iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX Exchange
• iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX Exchange
• iShares iBonds 2031 Term High Yield and Income ETF | IBHK | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	$7,110	$7,107,029
Banks — 6.7%
Banco Santander SA, 5.18%, 11/19/25	14,923	14,926,777
Citizens Financial Group Inc., 4.30%, 12/03/25	2,896	2,896,000
Lloyds Banking Group PLC, 4.58%, 12/10/25	6,835	6,833,453
Morgan Stanley, 5.00%, 11/24/25	3,735	3,735,354
		28,391,584
Beverages — 0.5%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25	10	9,988
Constellation Brands Inc., 4.40%, 11/15/25	20	19,996
Keurig Dr Pepper Inc., 3.40%, 11/15/25	2,225	2,223,956
		2,253,940
Biotechnology — 1.1%
Illumina Inc., 5.80%, 12/12/25	4,780	4,781,082
Chemicals — 2.0%
DuPont de Nemours Inc., 4.49%, 11/15/25	8,455	8,451,127
Nutrien Ltd., 5.95%, 11/07/25	250	250,021
		8,701,148
Commercial Services — 0.4%
Equifax Inc., 2.60%, 12/15/25	1,682	1,678,140
Diversified Financial Services — 8.1%
Ally Financial Inc., 5.75%, 11/20/25	16,803	16,802,904
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)	17,953	17,953,038
		34,755,942
Electric — 1.3%
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25	2,305	2,305,000
Duke Energy Corp., 5.00%, 12/08/25	3,243	3,242,596
		5,547,596
Environmental Control — 0.0%
Republic Services Inc., 0.88%, 11/15/25	225	224,661
Food — 0.6%
Conagra Brands Inc., 4.60%, 11/01/25	2,550	2,550,000
Health Care - Products — 0.4%
Stryker Corp., 3.38%, 11/01/25	1,650	1,650,000
Health Care - Services — 0.7%
Cigna Group (The), 4.13%, 11/15/25	2,855	2,850,180
Insurance — 0.7%
Allstate Corp. (The), 0.75%, 12/15/25	1,850	1,842,040
Aon Global Ltd., 3.88%, 12/15/25	1,140	1,138,767
		2,980,807
Security	Par (000)	Value
Machinery — 0.2%
Dover Corp., 3.15%, 11/15/25	$806	$805,471
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	723	721,767
Real Estate Investment Trusts — 0.3%
CubeSmart LP, 4.00%, 11/15/25	230	229,874
NNN REIT Inc., 4.00%, 11/15/25	995	994,640
		1,224,514
Semiconductors — 0.1%
Broadcom Inc., 3.15%, 11/15/25	430	429,552
Software — 1.3%
Oracle Corp., 5.80%, 11/10/25	4,715	4,715,157
Roper Technologies Inc., 3.85%, 12/15/25	850	848,688
		5,563,845
Telecommunications — 1.2%
Juniper Networks Inc., 1.20%, 12/10/25	867	863,705
Rogers Communications Inc., 3.63%, 12/15/25	3,222	3,215,878
Verizon Communications Inc., 0.85%, 11/20/25	865	863,406
		4,942,989
Total Long-Term Investments — 27.5% (Cost: $117,166,477)		117,160,247
	Shares
Short-Term Securities
Money Market Funds — 70.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	300,670,000	300,670,000
Total Short-Term Securities — 70.5% (Cost: $300,670,000)		300,670,000
Total Investments — 98.0% (Cost: $417,836,477)		417,830,247
Other Assets Less Liabilities — 2.0%		8,511,982
Net Assets — 100.0%		$426,342,229

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$44,264,512	$—	$(44,257,012)(b)	$7,895	$(15,395)	$—	—	$68,277 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,320,000	285,350,000 (b)	—	—	—	300,670,000	300,670,000	3,990,073	—
				$7,895	$(15,395)	$300,670,000		$4,058,350	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$117,160,247	$—	$117,160,247
Short-Term Securities
Money Market Funds	300,670,000	—	—	300,670,000
	$300,670,000	$117,160,247	$—	$417,830,247
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$530	$528,299
Aerospace & Defense — 1.2%
Boeing Co. (The)
2.20%, 02/04/26	2,435	2,421,336
2.75%, 02/01/26	355	353,359
3.10%, 05/01/26(a)	80	79,522
Incora Top Holdco LLC, 6.00%, 01/31/33(b)	22	5,130
L3Harris Technologies Inc., 3.85%, 12/15/26(a)	585	583,646
RTX Corp.
2.65%, 11/01/26	635	626,929
5.00%, 02/27/26	105	105,162
5.75%, 11/08/26(a)	1,055	1,072,096
Spirit AeroSystems Inc., 3.85%, 06/15/26(a)	6,966	6,933,533
		12,180,713
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26	1,110	1,096,502
4.40%, 02/14/26	50	49,955
BAT Capital Corp., 3.22%, 09/06/26	1,110	1,101,801
BAT International Finance PLC, 1.67%, 03/25/26	550	543,821
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	190	188,643
		2,980,722
Airlines — 4.3%
Air Canada, 3.88%, 08/15/26(c)	21,119	20,961,487
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)	5,637	5,839,073
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)(c)	14,742	14,767,309
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28(a)	174	172,151
Delta Air Lines Inc., 7.38%, 01/15/26(a)	250	250,744
Southwest Airlines Co., 3.00%, 11/15/26(a)	240	236,969
		42,227,733
Apparel — 1.6%
Under Armour Inc., 3.25%, 06/15/26	15,600	15,461,160
Auto Manufacturers — 4.1%
Ford Motor Co., 4.35%, 12/08/26(a)	1,895	1,888,093
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,745	1,719,275
4.39%, 01/08/26	170	169,828
4.54%, 08/01/26	1,095	1,092,475
5.13%, 11/05/26	1,770	1,776,253
6.95%, 03/06/26	495	497,696
6.95%, 06/10/26	1,300	1,316,010
General Motors Financial Co. Inc.
1.25%, 01/08/26	545	541,821
1.50%, 06/10/26	1,240	1,219,123
4.00%, 10/06/26	1,250	1,247,954
5.25%, 03/01/26	370	370,270
5.40%, 04/06/26	500	502,200
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(c)	13,915	13,483,641
2.00%, 03/09/26(c)	10,057	9,916,231
6.95%, 09/15/26(c)	5,294	5,366,394
		41,107,264
Security	Par (000)	Value
Banks — 1.2%
Barclays PLC
4.38%, 01/12/26	$950	$949,671
5.20%, 05/12/26	955	957,759
Citigroup Inc.
4.30%, 11/20/26	1,325	1,326,434
4.60%, 03/09/26	510	510,341
Citizens Financial Group Inc., 2.85%, 07/27/26	1,175	1,162,335
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,240	1,234,333
Deutsche Bank AG, 4.10%, 01/13/26	90	89,947
Deutsche Bank AG/New York, 4.10%, 01/13/26	25	24,966
Fifth Third Bank NA, 3.85%, 03/15/26	310	309,268
HSBC Holdings PLC, 4.38%, 11/23/26	1,500	1,502,030
KeyBank NA
3.40%, 05/20/26	30	29,843
4.70%, 01/26/26	210	210,101
Lloyds Banking Group PLC, 4.65%, 03/24/26	510	510,090
Morgan Stanley, 4.35%, 09/08/26	2,035	2,038,510
Santander Holdings USA Inc., 3.24%, 10/05/26	1,350	1,339,820
		12,195,448
Beverages — 0.4%
Constellation Brands Inc., 3.70%, 12/06/26(a)	1,135	1,130,550
Keurig Dr Pepper Inc., 2.55%, 09/15/26(a)	1,260	1,242,809
Molson Coors Beverage Co., 3.00%, 07/15/26	1,950	1,934,968
		4,308,327
Biotechnology — 0.1%
Amgen Inc., 2.60%, 08/19/26	350	345,939
Illumina Inc., 4.65%, 09/09/26	465	466,491
		812,430
Building Materials — 0.1%
Johnson Controls International PLC, 3.90%, 02/14/26	80	79,831
Owens Corning, 3.40%, 08/15/26	1,205	1,196,644
Trane Technologies Financing Ltd., 3.50%, 03/21/26	40	39,872
		1,316,347
Chemicals — 3.4%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26(a)	12,825	12,493,431
FMC Corp., 3.20%, 10/01/26	565	556,573
Nutrien Ltd., 4.00%, 12/15/26	830	828,623
PPG Industries Inc., 1.20%, 03/15/26	255	252,109
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(c)	18,090	18,087,128
Sherwin-Williams Co. (The), 3.95%, 01/15/26	75	74,888
Westlake Corp., 3.60%, 08/15/26(a)	1,450	1,441,426
		33,734,178
Commercial Services — 5.8%
Block Inc., 2.75%, 06/01/26	24,987	24,703,779
Global Payments Inc.
1.20%, 03/01/26	325	321,488
4.80%, 04/01/26	175	174,967
Graham Holdings Co., 5.75%, 06/01/26(a)(c)	10,057	10,058,062
GXO Logistics Inc., 1.65%, 07/15/26(a)	225	220,513
Hertz Corp. (The), 4.63%, 12/01/26(c)	15,025	14,596,902
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(c)	7,609	7,628,960
TR Finance LLC, 3.35%, 05/15/26	185	183,834
		57,888,505
Computers — 1.7%
CGI Inc., 1.45%, 09/14/26(a)	635	620,508
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
4.90%, 10/01/26	$1,535	$1,543,711
6.02%, 06/15/26(a)	180	181,186
DXC Technology Co., 1.80%, 09/15/26	1,000	977,646
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26	185	182,763
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	50	49,474
4.45%, 09/25/26	1,140	1,143,541
HP Inc., 1.45%, 06/17/26	1,000	981,964
Kyndryl Holdings Inc., 2.05%, 10/15/26	1,445	1,414,629
Western Digital Corp., 4.75%, 02/15/26	10,202	10,192,328
		17,287,750
Diversified Financial Services — 10.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	185	183,846
2.45%, 10/29/26	3,410	3,355,088
Air Lease Corp.
1.88%, 08/15/26	1,860	1,826,182
2.88%, 01/15/26	555	552,921
3.75%, 06/01/26	185	184,387
5.30%, 06/25/26(a)	1,100	1,106,559
Aircastle Ltd., 4.25%, 06/15/26	360	359,691
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	6,776	6,800,417
Capital One Financial Corp.
3.75%, 07/28/26	1,485	1,479,368
4.50%, 01/30/26(a)	200	199,972
GGAM Finance Ltd., 7.75%, 05/15/26(c)	8,012	8,028,411
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(a)(c)	6,567	6,560,929
Nasdaq Inc., 3.85%, 06/30/26(a)	70	69,900
Navient Corp., 6.75%, 06/15/26	13,276	13,426,166
Nomura Holdings Inc.
1.65%, 07/14/26(a)	1,320	1,297,699
5.71%, 01/09/26	210	210,444
OneMain Finance Corp., 7.13%, 03/15/26	11,049	11,125,179
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)(c)	26,033	25,565,806
SLM Corp., 3.13%, 11/02/26(a)	15,411	15,142,471
Synchrony Financial, 3.70%, 08/04/26	1,400	1,393,227
Voya Financial Inc., 3.65%, 06/15/26	30	29,902
Western Union Co. (The), 1.35%, 03/15/26	200	197,702
		99,096,267
Electric — 3.3%
AES Corp. (The), 1.38%, 01/15/26	50	49,668
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	1,465	1,471,802
Ameren Corp.
3.65%, 02/15/26	130	129,709
5.70%, 12/01/26	1,440	1,461,113
Black Hills Corp., 3.95%, 01/15/26	140	139,796
CenterPoint Energy Inc., 1.45%, 06/01/26	1,060	1,042,943
Cleco Corporate Holdings LLC, 3.74%, 05/01/26(a)	350	348,147
CMS Energy Corp., 3.00%, 05/15/26	150	148,964
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	80	79,022
Series D, 2.85%, 08/15/26(a)	100	99,025
DTE Energy Co., 2.85%, 10/01/26	845	836,027
Security	Par (000)	Value
Electric (continued)
Duke Energy Corp., 2.65%, 09/01/26	$1,110	$1,096,512
Emera U.S. Finance LP, 3.55%, 06/15/26	405	402,490
Enel Americas SA, 4.00%, 10/25/26	895	892,929
Entergy Corp., 2.95%, 09/01/26	1,135	1,124,701
Eversource Energy, Series U, 1.40%, 08/15/26	160	156,499
Exelon Corp., 3.40%, 04/15/26	120	119,522
FirstEnergy Corp., Series A, 1.60%, 01/15/26	50	49,618
Fortis Inc./Canada, 3.06%, 10/04/26(a)	1,050	1,039,853
ITC Holdings Corp., 3.25%, 06/30/26	360	357,387
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26	220	220,297
Pacific Gas and Electric Co.
2.95%, 03/01/26	95	94,479
3.15%, 01/01/26	720	718,071
PPL Capital Funding Inc., 3.10%, 05/15/26	300	298,069
Sempra, 5.40%, 08/01/26(a)	1,440	1,450,155
Southern Co. (The), 3.25%, 07/01/26	525	522,110
Southern Power Co., 0.90%, 01/15/26	130	129,077
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	1,000	988,497
Series N, 1.65%, 03/15/26	105	104,028
WEC Energy Group Inc.
4.75%, 01/09/26	100	100,025
5.60%, 09/12/26(a)	130	131,505
Xcel Energy Inc., 3.35%, 12/01/26	1,185	1,175,544
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/26(a)(c)	15,492	15,263,830
		32,241,414
Electronics — 0.4%
Avnet Inc., 4.63%, 04/15/26	100	99,984
Flex Ltd., 3.75%, 02/01/26	225	224,513
Fortive Corp., 3.15%, 06/15/26	1,395	1,384,348
Hubbell Inc., 3.35%, 03/01/26	160	159,431
TD SYNNEX Corp., 1.75%, 08/09/26	1,400	1,372,114
Vontier Corp., 1.80%, 04/01/26(a)	315	311,453
		3,551,843
Engineering & Construction — 0.5%
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(a)(c)(e)	6,024	5,309,632
Entertainment — 1.4%
Empire Resorts Inc., 7.75%, 11/01/26(c)	8,162	8,096,812
Live Nation Entertainment Inc., 5.63%, 03/15/26(c)	6,237	6,237,087
		14,333,899
Environmental Control — 0.2%
Veralto Corp., 5.50%, 09/18/26	1,440	1,455,780
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26(a)(c)	18,230	18,213,881
Conagra Brands Inc., 5.30%, 10/01/26	1,410	1,424,385
Flowers Foods Inc., 3.50%, 10/01/26(a)	385	382,541
Ingredion Inc., 3.20%, 10/01/26	1,305	1,294,422
Kellanova, 3.25%, 04/01/26	150	149,284
Kraft Heinz Foods Co., 3.00%, 06/01/26	1,565	1,552,877
Kroger Co. (The), 2.65%, 10/15/26	605	596,965
McCormick & Co. Inc./MD, 0.90%, 02/15/26	25	24,742
Sysco Corp., 3.30%, 07/15/26	1,185	1,176,945
Tyson Foods Inc., 4.00%, 03/01/26(a)	300	299,641
		25,115,683
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.0%
National Fuel Gas Co., 5.50%, 10/01/26	$165	$166,801
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	85	84,515
Spire Inc., 5.30%, 03/01/26	100	100,283
		351,599
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 3.40%, 03/01/26(a)	165	164,526
Health Care - Products — 0.2%
Agilent Technologies Inc., 3.05%, 09/22/26(a)	310	307,259
Baxter International Inc., 2.60%, 08/15/26	1,175	1,160,183
Stryker Corp., 3.50%, 03/15/26	300	299,148
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26	300	299,115
		2,065,705
Health Care - Services — 3.0%
Cigna Group (The)
1.25%, 03/15/26	100	98,839
4.50%, 02/25/26	170	169,883
Elevance Health Inc.
1.50%, 03/15/26	50	49,508
4.50%, 10/30/26(a)	355	356,605
HCA Inc.
5.25%, 06/15/26	540	540,526
5.38%, 09/01/26	1,195	1,199,169
5.88%, 02/15/26	460	460,342
IQVIA Inc., 5.00%, 10/15/26(c)	24,463	24,436,458
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	1,000	984,442
Universal Health Services Inc., 1.65%, 09/01/26	1,535	1,502,499
		29,798,271
Holding Companies - Diversified — 2.5%
Ares Capital Corp.
2.15%, 07/15/26	1,835	1,805,365
3.88%, 01/15/26	275	274,575
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26(a)	185	181,446
2.95%, 03/10/26	130	129,136
Barings BDC Inc., 3.30%, 11/23/26(a)	255	250,853
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	1,750	1,712,023
Blackstone Secured Lending Fund
2.75%, 09/16/26	2,180	2,148,915
3.63%, 01/15/26	250	249,322
Blue Owl Capital Corp., 3.40%, 07/15/26	1,645	1,630,138
Blue Owl Capital Corp. II, 8.45%, 11/15/26	255	263,493
Blue Owl Credit Income Corp., 3.13%, 09/23/26	340	335,273
FS KKR Capital Corp., 3.40%, 01/15/26	460	458,516
Golub Capital BDC Inc., 2.50%, 08/24/26	1,100	1,080,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26(a)	4,912	4,909,817
Main Street Capital Corp., 3.00%, 07/14/26(a)	1,435	1,416,481
Prospect Capital Corp., 3.36%, 11/15/26(a)	8,125	7,875,334
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26(a)	270	265,718
		24,986,805
Home Builders — 0.0%
Lennar Corp., 5.25%, 06/01/26	90	90,053
Security	Par (000)	Value
Home Furnishings — 2.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)(c)	$10,798	$9,318,501
12.25%, 11/15/26(c)	17,060	14,964,977
		24,283,478
Housewares — 0.6%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(a)	5,991	5,991,398
Insurance — 0.4%
Allstate Corp. (The), 3.28%, 12/15/26	1,270	1,258,407
CNA Financial Corp., 4.50%, 03/01/26	25	24,992
Lincoln National Corp., 3.63%, 12/12/26	1,000	993,352
Old Republic International Corp., 3.88%, 08/26/26(a)	1,245	1,241,631
Reinsurance Group of America Inc., 3.95%, 09/15/26	350	349,554
Trinity Acquisition PLC, 4.40%, 03/15/26	30	29,982
		3,897,918
Internet — 1.8%
eBay Inc., 1.40%, 05/10/26(a)	145	142,915
Expedia Group Inc., 5.00%, 02/15/26	220	220,076
Millennium Escrow Corp., 6.63%, 08/01/26(c)	18,330	17,684,744
		18,047,735
Iron & Steel — 1.2%
ArcelorMittal SA, 4.55%, 03/11/26	105	104,934
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(c)	13,123	11,811,309
		11,916,243
Lodging — 5.4%
Las Vegas Sands Corp., 3.50%, 08/18/26	1,835	1,820,233
Marriott International Inc./MD
5.45%, 09/15/26(a)	530	535,641
Series R, 3.13%, 06/15/26	1,150	1,142,208
MGM China Holdings Ltd., 5.88%, 05/15/26(a)(c)	17,870	17,859,465
MGM Resorts International, 4.63%, 09/01/26	12,922	12,905,974
Sands China Ltd., 3.80%, 01/08/26	120	119,702
Travel + Leisure Co., 6.63%, 07/31/26(c)	18,812	18,949,601
		53,332,824
Machinery — 0.3%
CNH Industrial Capital LLC
1.45%, 07/15/26	1,170	1,147,312
1.88%, 01/15/26(a)	80	79,557
Regal Rexnord Corp., 6.05%, 02/15/26	500	501,101
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	1,165	1,156,033
Xylem Inc./New York, 3.25%, 11/01/26(a)	415	411,245
		3,295,248
Manufacturing — 0.0%
Textron Inc., 4.00%, 03/15/26	60	59,907
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(c)	15,313	15,299,554
DISH DBS Corp.
5.25%, 12/01/26(c)	16,675	16,407,026
7.75%, 07/01/26	11,975	11,851,885
Paramount Global, 4.00%, 01/15/26	170	169,625
Sirius XM Radio LLC, 3.13%, 09/01/26(c)	26,013	25,803,064
		69,531,154
Mining — 1.0%
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	9,676	9,652,288
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	$1,600	$1,571,370
Oil & Gas — 4.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(c)	1,702	1,711,169
Civitas Resources Inc., 5.00%, 10/15/26(c)	12,629	12,566,023
Diamondback Energy Inc., 3.25%, 12/01/26	1,065	1,055,441
Marathon Petroleum Corp., 5.13%, 12/15/26	1,110	1,119,163
Ovintiv Inc., 5.38%, 01/01/26	115	115,014
Phillips 66, 1.30%, 02/15/26(a)	55	54,533
Phillips 66 Co., 3.55%, 10/01/26	1,040	1,035,314
SM Energy Co., 6.75%, 09/15/26	10,738	10,747,560
Strathcona Resources Ltd., 6.88%, 08/01/26(c)	11,006	11,025,523
		39,429,740
Packaging & Containers — 3.4%
Amcor Finance USA Inc., 3.63%, 04/28/26(a)	200	199,220
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(c)	4,687	4,358,503
Ball Corp., 4.88%, 03/15/26(a)	6,134	6,130,793
Berry Global Inc., 1.57%, 01/15/26	450	447,175
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	12,847	12,756,754
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	8,950	9,193,614
Sonoco Products Co., 4.45%, 09/01/26	615	616,148
		33,702,207
Pharmaceuticals — 0.7%
Cardinal Health Inc., 4.70%, 11/15/26	630	634,252
CVS Health Corp.
2.88%, 06/01/26	1,600	1,585,583
3.00%, 08/15/26	1,150	1,139,470
5.00%, 02/20/26	500	500,597
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,195	1,185,806
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,990	1,980,816
		7,026,524
Pipelines — 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)(c)	6,851	6,852,464
Boardwalk Pipelines LP, 5.95%, 06/01/26	100	100,476
Buckeye Partners LP, 3.95%, 12/01/26(a)	17,822	17,666,947
Enbridge Inc.
1.60%, 10/04/26(a)	575	562,006
4.25%, 12/01/26	1,310	1,310,034
5.90%, 11/15/26	2,515	2,556,612
Energy Transfer LP
3.90%, 07/15/26	175	174,561
4.75%, 01/15/26	305	305,052
6.05%, 12/01/26	1,785	1,815,292
Kinder Morgan Inc., 1.75%, 11/15/26	820	800,845
MPLX LP, 1.75%, 03/01/26	360	356,935
NuStar Logistics LP, 6.00%, 06/01/26	12,345	12,384,577
ONEOK Inc.
4.85%, 07/15/26(a)	185	185,293
5.00%, 03/01/26	185	184,877
5.55%, 11/01/26	1,315	1,330,519
5.85%, 01/15/26	70	70,100
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	1,475	1,477,894
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	65	65,159
Spectra Energy Partners LP, 3.38%, 10/15/26	1,210	1,202,049
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd., 4.88%, 01/15/26	$85	$85,013
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	50	50,205
Western Midstream Operating LP, 4.65%, 07/01/26	1,350	1,350,586
Williams Companies Inc. (The), 5.40%, 03/02/26	455	456,665
		51,344,161
Real Estate Investment Trusts — 8.3%
Alexandria Real Estate Equities Inc., 3.80%, 04/15/26	160	159,569
American Tower Corp.
1.45%, 09/15/26	1,180	1,152,622
1.60%, 04/15/26	200	197,683
3.38%, 10/15/26	1,155	1,147,494
4.40%, 02/15/26	65	64,992
Arbor Realty Trust Inc., Series QIB, 4.50%, 09/01/26(c)	530	520,423
Boston Properties LP
2.75%, 10/01/26	1,855	1,830,296
3.65%, 02/01/26	125	124,749
Brixmor Operating Partnership LP, 4.13%, 06/15/26	140	139,760
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)(c)	20,784	20,721,622
Crown Castle Inc.
1.05%, 07/15/26	1,360	1,329,709
3.70%, 06/15/26	1,150	1,144,693
4.45%, 02/15/26	210	209,715
CubeSmart LP, 3.13%, 09/01/26	345	341,434
Diversified Healthcare Trust, 0.00%, 01/15/26(a)(c)(g)	6,735	6,660,487
EPR Properties, 4.75%, 12/15/26	1,180	1,183,458
Equinix Inc.
1.45%, 05/15/26	100	98,513
2.90%, 11/18/26	1,155	1,140,102
Essex Portfolio LP, 3.38%, 04/15/26	65	64,702
Extra Space Storage LP, 3.50%, 07/01/26	1,150	1,144,256
Federal Realty OP LP, 1.25%, 02/15/26(a)	105	104,028
Healthcare Realty Holdings LP, 3.50%, 08/01/26	1,465	1,453,823
Healthpeak OP LLC, 3.25%, 07/15/26	1,160	1,151,692
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	55	54,905
Kite Realty Group LP, 4.00%, 10/01/26	160	159,599
NNN REIT Inc., 3.60%, 12/15/26	285	283,083
RLJ Lodging Trust, 3.75%, 07/01/26(c)	15,484	15,369,426
Starwood Property Trust Inc., 3.63%, 07/15/26(c)	11,502	11,405,852
Tanger Properties LP, 3.13%, 09/01/26(a)	360	356,510
UDR Inc., 2.95%, 09/01/26(a)	115	113,928
Ventas Realty LP
3.25%, 10/15/26	2,015	1,999,510
4.13%, 01/15/26	115	114,899
Vornado Realty LP, 2.15%, 06/01/26	10,237	10,083,064
Weyerhaeuser Co., 4.75%, 05/15/26	33	33,091
WP Carey Inc., 4.25%, 10/01/26	770	770,534
		82,830,223
Retail — 0.7%
AutoZone Inc., 5.05%, 07/15/26	1,120	1,126,799
Guitar Center Inc., 8.50%, 01/15/29, (8.50% PIK)(c)(e)	4,708	3,871,166
Lowe's Companies Inc.
2.50%, 04/15/26	350	347,756
4.80%, 04/01/26	250	250,464
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
McDonald's Corp., 3.70%, 01/30/26	$425	$425,000
O'Reilly Automotive Inc., 5.75%, 11/20/26	690	701,307
Ross Stores Inc., 0.88%, 04/15/26	50	49,235
Starbucks Corp., 4.75%, 02/15/26	50	50,032
		6,821,759
Semiconductors — 0.3%
Intel Corp.
2.60%, 05/19/26	200	198,259
4.88%, 02/10/26	795	795,737
Marvell Technology Inc., 1.65%, 04/15/26	160	158,124
NXP BV/NXP Funding LLC, 5.35%, 03/01/26	65	65,051
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	150	149,525
Skyworks Solutions Inc., 1.80%, 06/01/26	1,383	1,362,894
		2,729,590
Software — 2.0%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	160	158,948
Concentrix Corp., 6.65%, 08/02/26	985	998,732
Electronic Arts Inc., 4.80%, 03/01/26	145	144,953
Fair Isaac Corp., 5.25%, 05/15/26(c)	10,628	10,657,787
Fidelity National Information Services Inc., 1.15%, 03/01/26	350	346,423
Fiserv Inc., 3.20%, 07/01/26	950	942,007
Oracle Corp.
1.65%, 03/25/26	1,100	1,089,158
2.65%, 07/15/26	3,510	3,474,807
Roper Technologies Inc., 3.80%, 12/15/26	1,085	1,081,360
Take-Two Interactive Software Inc., 5.00%, 03/28/26	100	100,221
VMware LLC, 1.40%, 08/15/26(a)	1,175	1,150,888
		20,145,284
Telecommunications — 3.1%
AT&T Inc.
1.70%, 03/25/26	1,155	1,143,493
2.95%, 07/15/26(a)	130	128,928
3.88%, 01/15/26	50	49,907
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	14,645	14,394,988
6.63%, 08/01/26(a)	14,005	13,267,048
Rogers Communications Inc., 2.90%, 11/15/26	665	655,461
Sprint LLC, 7.63%, 03/01/26(a)	520	520,000
T-Mobile USA Inc.
1.50%, 02/15/26(a)	150	148,724
2.25%, 02/15/26	485	481,897
2.63%, 04/15/26	280	278,062
Verizon Communications Inc., 1.45%, 03/20/26	95	93,998
		31,162,506
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	1,285	1,275,581
Transportation — 0.3%
Canadian Pacific Railway Co., 1.75%, 12/02/26	935	912,588
FedEx Corp., 3.25%, 04/01/26(a)	35	34,853
JB Hunt Transport Services Inc., 3.88%, 03/01/26	105	104,782
Norfolk Southern Corp., 2.90%, 06/15/26	145	143,899
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
1.75%, 09/01/26(a)	$260	$255,144
2.90%, 12/01/26	1,285	1,268,438
		2,719,704
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	730	724,052
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26(a)	275	269,970
Total Corporate Bonds & Notes — 96.8% (Cost: $959,066,101)		962,351,217
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)	1,069	6,115
Total Common Stocks — 0.0% (Cost $59,520)		6,115
Total Long-Term Investments — 96.8% (Cost: $959,125,621)		962,357,332
Short-Term Securities
Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(h)(i)(j)	80,993,193	81,033,690
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(h)(i)	13,060,000	13,060,000
Total Short-Term Securities — 9.5% (Cost: $94,084,365)		94,093,690
Total Investments — 106.3% (Cost: $1,053,209,986)		1,056,451,022
Liabilities in Excess of Other Assets — (6.3)%		(62,365,581)
Net Assets — 100.0%		$994,085,441

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,440,381	$35,597,703 (a)	$—	$(1,207)	$(3,187)	$81,033,690	80,993,193	$569,803 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,660,000	4,400,000 (a)	—	—	—	13,060,000	13,060,000	1,087,507	—
				$(1,207)	$(3,187)	$94,093,690		$1,657,310	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$962,346,087	$5,130	$962,351,217
Common Stocks	—	—	6,115	6,115
Short-Term Securities
Money Market Funds	94,093,690	—	—	94,093,690
	$94,093,690	$962,346,087	$11,245	$1,056,451,022
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
October 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	$2,111	$2,102,538
Aerospace & Defense — 0.8%
ATI Inc., 5.88%, 12/01/27	1,142	1,142,637
Moog Inc., 4.25%, 12/15/27(a)	1,626	1,607,688
		2,750,325
Agriculture — 0.4%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	1,630	1,627,791
Airlines — 0.8%
Allegiant Travel Co., 7.25%, 08/15/27(a)	1,398	1,413,774
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)	1,628	1,653,009
		3,066,783
Apparel — 0.8%
VF Corp., 2.80%, 04/23/27	1,623	1,580,587
William Carter Co. (The), 5.63%, 03/15/27(a)	1,452	1,452,355
		3,032,942
Auto Manufacturers — 3.3%
Allison Transmission Inc., 4.75%, 10/01/27(a)	1,321	1,313,546
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	1,626	1,602,393
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)	1,301	1,296,900
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)	8,120	7,949,959
		12,162,798
Auto Parts & Equipment — 1.7%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	1,441	1,441,000
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(a)(b)(c)	1,276	1,236,077
Dana Inc., 5.38%, 11/15/27	1,305	1,304,505
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	2,276	2,260,506
		6,242,088
Banks — 0.5%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	1,743	1,746,723
Building Materials — 0.3%
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	1,281	1,245,776
Chemicals — 4.1%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	1,641	1,635,030
Celanese U.S. Holdings LLC, 6.67%, 07/15/27	4,953	5,079,825
Chemours Co. (The), 5.38%, 05/15/27	1,613	1,607,089
HB Fuller Co., 4.00%, 02/15/27	971	957,243
Methanex Corp., 5.13%, 10/15/27	2,271	2,275,260
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)(b)	875	890,584
SNF Group SACA, 3.13%, 03/15/27(a)	1,089	1,063,054
WR Grace Holdings LLC, 4.88%, 06/15/27(a)(b)	1,601	1,588,417
		15,096,502
Commercial Services — 6.3%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)(b)	1,126	1,122,280
Security	Par (000)	Value
Commercial Services (continued)
5.75%, 07/15/27(a)(b)	$987	$983,194
Brink's Co. (The), 4.63%, 10/15/27(a)	1,950	1,937,033
Garda World Security Corp., 4.63%, 02/15/27(a)	1,862	1,847,426
Herc Holdings Inc., 5.50%, 07/15/27(a)	3,905	3,904,607
Korn Ferry, 4.63%, 12/15/27(a)	1,301	1,290,765
Matthews International Corp., 8.63%, 10/01/27(a)	974	1,002,713
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	3,241	3,153,022
Service Corp. International/U.S., 4.63%, 12/15/27	1,793	1,787,739
Sotheby's, 7.38%, 10/15/27(a)	2,372	2,372,000
United Rentals North America Inc.
3.88%, 11/15/27(b)	2,363	2,332,767
5.50%, 05/15/27	1,628	1,630,097
		23,363,643
Diversified Financial Services — 4.0%
GGAM Finance Ltd., 8.00%, 02/15/27(a)	2,281	2,335,928
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	3,593	3,694,196
LD Holdings Group LLC, 8.75%, 11/01/27(a)	1,123	1,107,240
Navient Corp., 5.00%, 03/15/27(b)	2,273	2,260,174
OneMain Finance Corp., 3.50%, 01/15/27	2,437	2,397,198
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	1,245	1,236,516
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	1,587	1,589,093
		14,620,345
Electric — 2.8%
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	4,231	4,232,634
5.63%, 02/15/27(a)	4,236	4,236,986
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/27(a)	1,834	1,794,043
		10,263,663
Electrical Components & Equipment — 0.3%
EnerSys, 4.38%, 12/15/27(a)	975	963,260
Engineering & Construction — 0.0%
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(a)(b)(c)	100	88,138
Entertainment — 6.3%
Brightstar Lottery PLC, 6.25%, 01/15/27(a)	2,348	2,370,794
Churchill Downs Inc., 5.50%, 04/01/27(a)	1,950	1,948,676
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	3,069	3,060,464
6.50%, 05/15/27(a)	3,909	3,943,168
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	1,278	1,236,324
Odeon Finco PLC, 12.75%, 11/01/27(a)	1,301	1,345,196
Penn Entertainment Inc., 5.63%, 01/15/27(a)	1,212	1,211,920
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)	1,586	1,579,225
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 04/15/27	1,623	1,616,329
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	1,136	1,129,104
Warnermedia Holdings Inc., 3.76%, 03/15/27	3,890	3,846,932
		23,288,132
Environmental Control — 0.4%
Enviri Corp., 5.75%, 07/31/27(a)	1,549	1,535,523
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	$4,392	$4,381,538
B&G Foods Inc., 5.25%, 09/15/27(b)	1,724	1,658,886
Performance Food Group Inc., 5.50%, 10/15/27(a)	3,456	3,455,920
		9,496,344
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	1,668	1,673,304
Health Care - Products — 0.8%
Teleflex Inc., 4.63%, 11/15/27	1,678	1,668,631
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	1,190	1,213,843
		2,882,474
Health Care - Services — 3.5%
IQVIA Inc., 5.00%, 05/15/27(a)	3,580	3,579,874
Tenet Healthcare Corp.
5.13%, 11/01/27	4,740	4,739,041
6.25%, 02/01/27	4,729	4,736,714
		13,055,629
Holding Companies - Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	4,731	4,649,429
Home Builders — 2.3%
Beazer Homes USA Inc., 5.88%, 10/15/27	1,165	1,163,787
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	1,955	1,953,299
KB Home, 6.88%, 06/15/27	975	995,628
Mattamy Group Corp., 5.25%, 12/15/27(a)	1,552	1,547,040
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	1,623	1,638,875
Tri Pointe Homes Inc., 5.25%, 06/01/27	975	976,835
		8,275,464
Housewares — 0.4%
Newell Brands Inc., 6.38%, 09/15/27(b)	1,623	1,624,263
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	2,437	2,399,578
6.75%, 10/15/27(a)	4,257	4,271,363
		6,670,941
Internet — 5.0%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	1,434	1,403,825
Cogent Communications Group LLC/Cogent Finance Inc.
7.00%, 06/15/27(a)	975	971,423
7.00%, 06/15/27(a)	1,467	1,463,290
Gen Digital Inc., 6.75%, 09/30/27(a)	2,930	2,975,685
Getty Images Inc., 14.00%, 03/01/28(a)(b)	840	816,603
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	1,881	1,879,721
GrubHub Holdings Inc., 13.00%, 07/31/30, (13.00% PIK)(a)(b)(c)	1,368	1,152,612
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	1,432	1,427,489
Rakuten Group Inc., 11.25%, 02/15/27(a)	5,850	6,323,916
		18,414,564
Iron & Steel — 0.6%
Mineral Resources Ltd., 8.00%, 11/01/27(a)(b)	2,037	2,077,714
Security	Par (000)	Value
Leisure Time — 0.3%
Sabre GLBL Inc., 8.63%, 06/01/27(a)	$994	$1,001,287
Lodging — 5.3%
Boyd Gaming Corp., 4.75%, 12/01/27	3,255	3,242,098
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	1,955	1,954,070
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	1,912	1,908,148
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	2,424	2,415,184
MGM Resorts International, 5.50%, 04/15/27	2,190	2,201,619
Studio City Co. Ltd., 7.00%, 02/15/27(a)	1,127	1,131,702
Travel + Leisure Co., 6.00%, 04/01/27	1,301	1,316,341
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	2,899	2,904,212
Wynn Macau Ltd., 5.50%, 10/01/27(a)	2,425	2,422,667
		19,496,041
Machinery — 1.3%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	4,851	4,844,560
Media — 11.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	10,512	10,452,093
CSC Holdings LLC, 5.50%, 04/15/27(a)	4,265	3,966,450
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	5,611	5,607,404
DISH Network Corp., 11.75%, 11/15/27(a)	9,976	10,497,298
Nexstar Media Inc., 5.63%, 07/15/27(a)	5,479	5,474,716
Sirius XM Radio LLC, 5.00%, 08/01/27(a)	4,934	4,927,379
		40,925,340
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	1,136	1,132,477
Mining — 0.5%
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	1,950	1,940,869
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27(a)	1,223	1,229,016
Oil & Gas — 3.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	1,136	1,343,424
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)(b)	1,055	1,045,642
EnQuest PLC, 11.63%, 11/01/27(a)	1,512	1,532,179
Nabors Industries Inc., 7.38%, 05/15/27(a)	1,736	1,758,105
Parkland Corp., 5.88%, 07/15/27(a)(b)	1,453	1,453,080
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	1,794	1,818,976
SM Energy Co., 6.63%, 01/15/27	1,354	1,354,451
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27(b)	1,955	1,957,442
		12,263,299
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	870	870,654
Enerflex Ltd., 9.00%, 10/15/27(a)	1,833	1,875,285
		2,745,939
Packaging & Containers — 5.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	1,952	1,955,606
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	$950	$947,893
LABL Inc., 10.50%, 07/15/27(a)(b)	2,247	1,466,437
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	7,290	7,313,115
9.25%, 04/15/27(a)(b)	3,634	3,590,077
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	1,992	1,992,490
Sealed Air Corp., 4.00%, 12/01/27(a)	1,391	1,370,316
		18,635,934
Pipelines — 0.8%
Buckeye Partners LP, 4.13%, 12/01/27	1,307	1,291,254
NuStar Logistics LP, 5.63%, 04/28/27(b)	1,799	1,814,253
		3,105,507
Real Estate Investment Trusts — 7.5%
Arbor Realty Trust Inc., 4.50%, 03/15/27(a)(b)	830	804,749
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)(b)	1,096	1,073,736
Brandywine Operating Partnership LP, 3.95%, 11/15/27(b)	1,516	1,492,506
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	2,437	2,399,725
Hudson Pacific Properties LP, 3.95%, 11/01/27	1,356	1,298,430
Iron Mountain Inc., 4.88%, 09/15/27(a)	3,251	3,241,280
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	4,562	4,389,415
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	2,255	2,248,827
SBA Communications Corp., 3.88%, 02/15/27(b)	4,871	4,815,873
Service Properties Trust
0.00%, 09/30/27(a)(b)(e)	1,815	1,602,145
4.95%, 02/15/27	1,301	1,297,674
5.50%, 12/15/27	1,462	1,425,710
Starwood Property Trust Inc., 4.38%, 01/15/27(a)	1,623	1,609,386
		27,699,456
Retail — 2.8%
Academy Ltd., 6.00%, 11/15/27(a)	1,299	1,300,948
Advance Auto Parts Inc., 1.75%, 10/01/27	1,136	1,064,035
Bath & Body Works Inc., 6.69%, 01/15/27	921	940,689
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	2,437	2,432,917
Lithia Motors Inc., 4.63%, 12/15/27(a)(b)	1,286	1,275,095
Murphy Oil USA Inc., 5.63%, 05/01/27	975	975,395
Nordstrom Inc., 4.00%, 03/15/27	1,116	1,099,776
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	1,136	1,135,864
		10,224,719
Security	Par (000)	Value
Software — 1.7%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	$6,372	$6,372,254
Telecommunications — 3.2%
Altice Financing SA, 9.63%, 07/15/27(a)	1,090	934,245
CommScope LLC, 8.25%, 03/01/27(a)(b)	2,822	2,843,164
CommScope Technologies LLC, 5.00%, 03/15/27(a)	2,437	2,425,374
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	3,743	3,743,156
Viasat Inc., 5.63%, 04/15/27(a)	1,903	1,901,758
Zayo Group Holdings Inc., 9.25%, 03/09/30, (9.25% PIK)(a)(b)(c)	0 (f)	62
		11,847,759
Transportation — 0.3%
RXO Inc., 7.50%, 11/15/27(a)	1,078	1,101,423
Total Long-Term Investments — 96.7% (Cost: $354,080,749)		356,582,976
	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	18,607,215	18,616,518
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	11,900,000	11,900,000
Total Short-Term Securities — 8.3% (Cost: $30,512,983)		30,516,518
Total Investments — 105.0% (Cost: $384,593,732)		387,099,494
Liabilities in Excess of Other Assets — (5.0)%		(18,566,480)
Net Assets — 100.0%		$368,533,014

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,997,097	$—	$(2,375,280)(a)	$(2,222)	$(3,077)	$18,616,518	18,607,215	$193,246 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,200,000	7,700,000 (a)	—	—	—	11,900,000	11,900,000	236,827	—
				$(2,222)	$(3,077)	$30,516,518		$430,073	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$356,582,976	$—	$356,582,976
Short-Term Securities
Money Market Funds	30,516,518	—	—	30,516,518
	$30,516,518	$356,582,976	$—	$387,099,494
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
October 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings Inc., 7.13%, 02/15/31(a)	$235	$242,335
Lamar Media Corp., 3.63%, 01/15/31(b)	116	108,486
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	97	102,557
		453,378
Aerospace & Defense — 1.2%
ATI Inc., 5.13%, 10/01/31(b)	76	75,348
Bombardier Inc., 7.25%, 07/01/31(a)(b)	151	160,321
TransDigm Inc., 7.13%, 12/01/31(a)	205	214,186
		449,855
Airlines — 1.1%
JetBlue Airways Corp., 9.88%, 09/20/31(a)	411	403,856
Apparel — 1.7%
Champ Acquisition Corp., 8.38%, 12/01/31(a)	100	106,513
Crocs Inc., 4.13%, 08/15/31(a)	71	65,280
Hanesbrands Inc., 9.00%, 02/15/31(a)	119	125,650
Levi Strauss & Co., 3.50%, 03/01/31(a)	98	90,877
S&S Holdings LLC, 8.38%, 10/01/31(a)	120	114,700
William Carter Co. (The), 7.38%, 02/15/31(a)	100	99,603
		602,623
Auto Manufacturers — 1.0%
Allison Transmission Inc., 3.75%, 01/30/31(a)(b)	204	188,250
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	170	177,898
		366,148
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	98	102,349
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31(b)	117	107,883
5.25%, 07/15/31	111	100,940
ZF North America Capital Inc., 7.50%, 03/24/31(a)	310	295,739
		606,911
Banks — 0.6%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	205	226,741
Building Materials — 1.8%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)	106	109,894
Knife River Corp., 7.75%, 05/01/31(a)	88	92,152
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	221	233,018
Standard Industries Inc./New York, 3.38%, 01/15/31(a)	224	204,134
		639,198
Chemicals — 2.5%
Ashland Inc., 3.38%, 09/01/31(a)	97	86,504
Avient Corp., 6.25%, 11/01/31(a)	130	132,750
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	105	110,120
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	180	188,125
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	125	88,083
Huntsman International LLC, 2.95%, 06/15/31	85	68,423
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	165	165,151
WR Grace Holdings LLC, 7.38%, 03/01/31(a)(b)	76	76,166
		915,322
Commercial Services — 7.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	486	506,532
AMN Healthcare Inc., 6.50%, 01/15/31(a)	80	80,188
Security	Par (000)	Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	$105	$106,721
Block Inc., 3.50%, 06/01/31(b)	205	190,854
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	445	471,718
GEO Group Inc. (The), 10.25%, 04/15/31	122	133,813
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	266	272,001
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	194	343,040
Service Corp. International/U.S., 4.00%, 05/15/31	158	149,479
TriNet Group Inc., 7.13%, 08/15/31(a)	83	86,103
United Rentals North America Inc., 3.88%, 02/15/31	219	207,576
Valvoline Inc., 3.63%, 06/15/31(a)	112	102,008
Williams Scotsman Inc., 7.38%, 10/01/31(a)(b)	102	106,720
		2,756,753
Computers — 1.1%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	153	159,613
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/31(a)	97	103,299
Unisys Corp., 10.63%, 01/15/31(a)(b)	145	153,997
		416,909
Cosmetics & Personal Care — 0.3%
Prestige Brands Inc., 3.75%, 04/01/31(a)	126	116,988
Distribution & Wholesale — 0.6%
RB Global Holdings Inc., 7.75%, 03/15/31(a)	160	167,314
Vamos Europe SA, 9.20%, 01/26/31(a)	65	60,502
		227,816
Diversified Financial Services — 7.1%
Azorra Finance Ltd., 7.25%, 01/15/31(a)	115	120,506
Bread Financial Holdings Inc., 6.75%, 05/15/31(a)	20	20,134
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	140	144,897
Coinbase Global Inc., 3.63%, 10/01/31(a)	153	136,783
Encore Capital Group Inc., 6.63%, 04/15/31(a)	95	94,255
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	201	207,344
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	150	159,420
goeasy Ltd., 6.88%, 02/15/31(a)(b)	95	92,847
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	296	310,550
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	105	103,501
Navient Corp., 11.50%, 03/15/31(b)	101	113,020
OneMain Finance Corp.
7.13%, 11/15/31(b)	154	159,506
7.50%, 05/15/31	147	153,581
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	98	97,801
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	250	234,967
StoneX Group Inc., 7.88%, 03/01/31(a)	109	115,561
UWM Holdings LLC, 6.25%, 03/15/31(a)	205	204,722
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	103	107,793
		2,577,188
Electric — 3.6%
Calpine Corp.
3.75%, 03/01/31(a)	182	174,677
5.00%, 02/01/31(a)	173	173,197
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	191	176,990
NRG Energy Inc., 3.63%, 02/15/31(a)	211	197,042
Pike Corp., 8.63%, 01/31/31(a)	81	86,575
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	299	317,357
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)	$170	$177,921
		1,303,759
Electronics — 0.6%
Atkore Inc., 4.25%, 06/01/31(a)	80	75,619
Sensata Technologies Inc., 3.75%, 02/15/31(a)	155	144,143
		219,762
Engineering & Construction — 0.3%
Artera Services LLC, 8.50%, 02/15/31(a)(b)	126	108,499
Entertainment — 2.5%
Churchill Downs Inc., 6.75%, 05/01/31(a)	118	120,899
Light & Wonder International Inc., 7.50%, 09/01/31(a)	109	113,148
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	105	88,279
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	143	149,861
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	75	63,982
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	159	159,314
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	209	224,274
		919,757
Environmental Control — 0.9%
Clean Harbors Inc., 6.38%, 02/01/31(a)	103	105,535
GFL Environmental Inc., 6.75%, 01/15/31(a)	208	217,319
		322,854
Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.50%, 03/31/31(a)	140	141,095
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	101	106,754
Ingles Markets Inc., 4.00%, 06/15/31(a)	76	71,083
Post Holdings Inc., 4.50%, 09/15/31(a)	216	203,084
Safeway Inc., 7.25%, 02/01/31	54	58,431
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	187	187,725
		768,172
Forest Products & Paper — 0.4%
Magnera Corp., 7.25%, 11/15/31(a)(b)	163	140,771
Gas — 0.1%
South Jersey Industries Inc., 5.02%, 04/15/31	58	50,227
Health Care - Services — 3.6%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)(b)	103	97,137
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)(b)	206	183,924
DaVita Inc., 3.75%, 02/15/31(a)	298	273,809
Encompass Health Corp., 4.63%, 04/01/31	83	81,001
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	140	132,774
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	148	155,659
Tenet Healthcare Corp.
6.75%, 05/15/31	269	279,074
6.88%, 11/15/31	76	82,595
		1,285,973
Holding Companies - Diversified — 1.1%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	145	147,552
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Stena International SA
7.25%, 01/15/31(a)	$165	$168,142
7.63%, 02/15/31(a)	80	82,139
		397,833
Home Builders — 0.6%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)(b)	56	56,796
K Hovnanian Enterprises Inc., 8.00%, 04/01/31(a)	90	91,904
KB Home, 4.00%, 06/15/31(b)	77	72,537
		221,237
Home Furnishings — 0.6%
Somnigroup International Inc., 3.88%, 10/15/31(a)	159	146,902
Whirlpool Corp., 2.40%, 05/15/31	65	54,090
		200,992
Household Products & Wares — 0.5%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	84	78,733
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)	115	85,793
		164,526
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	100	92,697
Insurance — 4.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	204	209,522
7.00%, 01/15/31(a)	289	298,800
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	263	275,030
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	123	126,292
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	207	213,235
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	617	637,679
		1,760,558
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	103	93,376
Iron & Steel — 1.3%
Cleveland-Cliffs Inc.
4.88%, 03/01/31(a)(b)	68	64,181
7.50%, 09/15/31(a)	173	181,259
Commercial Metals Co., 3.88%, 02/15/31(b)	59	55,203
Mineral Resources Ltd., 7.00%, 04/01/31(a)	150	155,322
		455,965
Leisure Time — 2.4%
Amer Sports Co., 6.75%, 02/16/31(a)	166	172,739
Carnival Corp., 5.88%, 06/15/31(a)	205	211,451
Life Time Inc., 6.00%, 11/15/31(a)	98	99,275
NCL Corp. Ltd., 5.88%, 01/15/31(a)	245	244,996
Viking Cruises Ltd., 9.13%, 07/15/31(a)	144	154,283
		882,744
Lodging — 1.9%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	177	170,480
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	226	214,715
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)(b)	103	95,181
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	100	105,693
Station Casinos LLC, 4.63%, 12/01/31(a)	98	91,894
		677,963
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.5%
Chart Industries Inc., 9.50%, 01/01/31(a)	$105	$112,290
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)	65	69,046
		181,336
Manufacturing — 0.2%
Hillenbrand Inc., 3.75%, 03/01/31(b)	72	72,203
Media — 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	617	559,024
7.38%, 03/01/31(a)	224	227,464
CSC Holdings LLC, 4.50%, 11/15/31(a)	300	183,867
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(a)	425	424,991
Gray Television Inc., 5.38%, 11/15/31(a)	250	173,883
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	137	140,572
Scripps Escrow II Inc., 5.38%, 01/15/31(a)	80	55,639
Sirius XM Radio LLC, 3.88%, 09/01/31(a)	308	279,498
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	245	233,900
Univision Communications Inc., 8.50%, 07/31/31(a)	248	254,036
		2,532,874
Mining — 2.0%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	155	163,931
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	103	114,471
Fortescue Treasury Pty Ltd., 4.38%, 04/01/31(a)	207	200,455
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	115	109,771
Novelis Corp., 3.88%, 08/15/31(a)	153	140,166
		728,794
Office & Business Equipment — 0.3%
Xerox Corp., 13.50%, 04/15/31(a)(b)	103	99,622
Oil & Gas — 4.2%
Civitas Resources Inc., 8.75%, 07/01/31(a)(b)	280	287,700
CNX Resources Corp., 7.38%, 01/15/31(a)	98	101,352
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	124	117,861
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)	155	149,923
Nabors Industries Inc., 8.88%, 08/15/31(a)	115	109,342
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	101	102,884
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	63	68,314
Sunoco LP, 5.63%, 03/15/31(a)	205	205,106
Talos Production Inc., 9.38%, 02/01/31(a)	129	132,039
Transocean International Ltd.
7.50%, 04/15/31	81	77,276
8.50%, 05/15/31(a)(b)	187	185,432
		1,537,229
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	74	71,611
Packaging & Containers — 1.8%
Ball Corp., 3.13%, 09/15/31	175	159,470
LABL Inc., 8.63%, 10/01/31(a)	197	126,894
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(b)	138	135,257
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	92	96,406
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)	125	130,678
		648,705
Pharmaceuticals — 1.4%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	205	217,298
Security	Par (000)	Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	$360	$276,403
		493,701
Pipelines — 3.0%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	288	285,266
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	98	96,319
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	251	232,155
Venture Global LNG Inc., 8.38%, 06/01/31(a)(b)	472	484,548
		1,098,288
Real Estate — 0.9%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	78	83,526
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	135	126,960
Kennedy-Wilson Inc., 5.00%, 03/01/31(b)	122	112,615
		323,101
Real Estate Investment Trusts — 2.7%
Brandywine Operating Partnership LP, 6.13%, 01/15/31	65	65,298
Diversified Healthcare Trust, 4.38%, 03/01/31	103	90,409
Iron Mountain Inc., 4.50%, 02/15/31(a)	227	218,076
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	267	189,421
Service Properties Trust, 8.63%, 11/15/31(a)	207	218,240
Starwood Property Trust Inc., 5.75%, 01/15/31(a)	115	116,644
Vornado Realty LP, 3.40%, 06/01/31	76	68,381
		966,469
Retail — 5.9%
Carvana Co., 9.00%, 06/01/31, (9.00% Cash)(a)(b)(c)	466	518,928
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	130	131,177
Gap Inc. (The), 3.88%, 10/01/31(a)	148	135,315
Kohl's Corp., 5.13%, 05/01/31	103	80,372
LBM Acquisition LLC, 9.50%, 06/15/31(a)	190	198,869
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	170	178,841
Lithia Motors Inc., 4.38%, 01/15/31(a)	111	105,838
Murphy Oil USA Inc., 3.75%, 02/15/31(a)(b)	103	95,836
Nordstrom Inc., 4.25%, 08/01/31(b)	87	79,577
Park River Holdings Inc., 8.00%, 03/15/31(a)(b)	170	174,959
Sonic Automotive Inc., 4.88%, 11/15/31(a)(b)	99	94,358
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	133	126,486
Yum! Brands Inc., 3.63%, 03/15/31	215	201,831
		2,122,387
Software — 3.0%
CoreWeave Inc., 9.00%, 02/01/31(a)	350	351,172
Open Text Holdings Inc., 4.13%, 12/01/31(a)(b)	135	125,689
Twilio Inc., 3.88%, 03/15/31(b)	100	94,650
UKG Inc., 6.88%, 02/01/31(a)	514	528,998
		1,100,509
Telecommunications — 6.4%
Altice France SA, 6.50%, 10/15/31(a)	75	71,561
CommScope LLC, 9.50%, 12/15/31(a)	206	209,819
Connect Holding II LLC, 10.50%, 04/03/31(a)	450	440,210
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	155	163,549
Iliad Holding SAS, 8.50%, 04/15/31(a)	195	209,561
Level 3 Financing Inc., 4.00%, 04/15/31(a)(b)	95	85,113
Viasat Inc., 7.50%, 05/30/31(a)	151	141,708
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	$270	$246,575
4.75%, 07/15/31(a)	288	266,711
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	458	467,821
		2,302,628
Transportation — 0.3%
XPO Inc., 7.13%, 06/01/31(a)(b)	92	96,035
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC, 7.00%, 05/01/31(a)	137	143,417
Total Long-Term Investments — 97.8% (Cost: $35,139,769)		35,346,260
	Shares
Short-Term Securities
Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	4,515,580	4,517,837
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	620,000	$620,000
Total Short-Term Securities — 14.2% (Cost: $5,137,497)		5,137,837
Total Investments — 112.0% (Cost: $40,277,266)		40,484,097
Liabilities in Excess of Other Assets — (12.0)%		(4,337,172)
Net Assets — 100.0%		$36,146,925

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,187,152	$3,331,135 (a)	$—	$(703)	$253	$4,517,837	4,515,580	$14,110 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	600,000 (a)	—	—	—	620,000	620,000	5,318	—
				$(703)	$253	$5,137,837		$19,428	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$35,346,260	$—	$35,346,260
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,137,837	$—	$—	$5,137,837
	$5,137,837	$35,346,260	$—	$40,484,097
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$117,160,247	$962,357,332	$356,582,976	$35,346,260
Investments, at value—affiliated(c)	300,670,000	94,093,690	30,516,518	5,137,837
Cash	9,252	7,817	15,938	3,750
Foreign currency, at value(d)	870	68	—	—
Receivables:
Investments sold	5,029,147	4,861,875	5,471,269	227,638
Securities lending income—affiliated	469	73,528	22,613	2,012
Loans	61,175	48,563	—	—
Capital shares sold	—	721,599	—	—
Dividends—affiliated	1,026,003	86,602	28,899	2,089
Interest—unaffiliated	2,497,310	13,877,164	5,473,400	582,736
Total assets	426,454,473	1,076,128,238	398,111,613	41,302,322
LIABILITIES
Collateral on securities loaned, at value	—	81,022,506	18,617,483	4,518,262
Payables:
Investments purchased	—	729,450	10,853,875	626,812
Investment advisory fees	112,244	290,841	107,241	10,323
Total liabilities	112,244	82,042,797	29,578,599	5,155,397
Commitments and contingent liabilities
NET ASSETS	$426,342,229	$994,085,441	$368,533,014	$36,146,925
NET ASSETS CONSIST OF
Paid-in capital	$423,885,019	$984,123,219	$365,730,872	$35,820,270
Accumulated earnings	2,457,210	9,962,222	2,802,142	326,655
NET ASSETS	$426,342,229	$994,085,441	$368,533,014	$36,146,925
NET ASSET VALUE
Shares outstanding	18,350,000	42,650,000	16,450,000	1,400,000
Net asset value	$23.23	$23.31	$22.40	$25.82
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$117,166,477	$959,125,621	$354,080,749	$35,139,769
(b) Securities loaned, at value	$—	$78,312,030	$17,902,778	$4,333,608
(c) Investments, at cost—affiliated	$300,670,000	$94,084,365	$30,512,983	$5,137,497
(d) Foreign currency, at cost	$823	$63	$—	$—
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations
Year Ended October 31, 2025

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$3,990,073	$1,087,507	$236,827	$5,318
Interest—unaffiliated	27,127,899	55,139,446	18,737,319	1,539,369
Securities lending income—affiliated—net	68,277	569,803	193,246	14,110
Other income—unaffiliated	3,622	133,816	450	1,059
Total investment income	31,189,871	56,930,572	19,167,842	1,559,856
EXPENSES
Investment advisory	1,982,971	2,789,858	973,984	77,125
Interest expense	—	2,067	—	—
Total expenses	1,982,971	2,791,925	973,984	77,125
Less:
Investment advisory fees waived	(84,558)	(22,835)	(4,997)	(112)
Total expenses after fees waived	1,898,413	2,769,090	968,987	77,013
Net investment income	29,291,458	54,161,482	18,198,855	1,482,843
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	3,618,081	1,896,845	355,889	(59,368)
Investments—affiliated	7,895	(1,207)	(2,222)	(703)
In-kind redemptions—unaffiliated(a)	177,737	459,433	98,599	59,973
	3,803,713	2,355,071	452,266	(98)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(2,456,724)	(708,083)	(231,069)	86,777
Investments—affiliated	(15,395)	(3,187)	(3,077)	253
Foreign currency translations	49	4	—	—
	(2,472,070)	(711,266)	(234,146)	87,030
Net realized and unrealized gain	1,331,643	1,643,805	218,120	86,932
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,623,101	$55,805,287	$18,416,975	$1,569,775
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds 2025 Term High Yield and Income ETF		iShares iBonds 2026 Term High Yield and Income ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$29,291,458	$34,085,988	$54,161,482	$27,284,717
Net realized gain	3,803,713	693,979	2,355,071	3,658,824
Net change in unrealized appreciation (depreciation)	(2,472,070)	7,016,601	(711,266)	7,408,151
Net increase in net assets resulting from operations	30,623,101	41,796,568	55,805,287	38,351,692
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,698,661)	(32,984,201)	(52,302,186)	(25,191,336)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(175,202,113)	312,389,039	435,152,364	397,787,233
NET ASSETS
Total increase (decrease) in net assets	(175,277,673)	321,201,406	438,655,465	410,947,589
Beginning of year	601,619,902	280,418,496	555,429,976	144,482,387
End of year	$426,342,229	$601,619,902	$994,085,441	$555,429,976

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
22

Statements of Changes in Net Assets(continued)

	iShares iBonds 2027 Term High Yield and Income ETF		iShares iBonds 2031 Term High Yield and Income ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$18,198,855	$8,004,672	$1,482,843	$318,469
Net realized gain (loss)	452,266	(561,216)	(98)	4,056
Net change in unrealized appreciation (depreciation)	(234,146)	4,714,031	87,030	119,801
Net increase in net assets resulting from operations	18,416,975	12,157,487	1,569,775	442,326
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(17,453,121)	(7,374,328)	(1,380,462)	(245,626)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	194,118,650	115,877,478	23,133,546	12,627,366
NET ASSETS
Total increase in net assets	195,082,504	120,660,637	23,322,859	12,824,066
Beginning of period	173,450,510	52,789,873	12,824,066	—
End of period	$368,533,014	$173,450,510	$36,146,925	$12,824,066

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$23.23	$22.61	$22.49	$24.89	$24.07
Net investment income(a)	1.20	1.67	1.69	1.26	1.14
Net realized and unrealized gain (loss)(b)	0.03	0.63	0.02	(2.43)	0.95
Net increase (decrease) from investment operations	1.23	2.30	1.71	(1.17)	2.09
Distributions from net investment income(c)	(1.23)	(1.68)	(1.59)	(1.23)	(1.27)
Net asset value, end of year	$23.23	$23.23	$22.61	$22.49	$24.89
Total Return(d)
Based on net asset value	5.48%	10.44%	7.82%	(4.77)%	8.77%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.34%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.17%	7.20%	7.43%	5.37%	4.58%
Supplemental Data
Net assets, end of year (000)	$426,342	$601,620	$280,418	$85,469	$39,819
Portfolio turnover rate(f)	1%	80%	36%	20%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 11/10/20(a) to 10/31/21
Net asset value, beginning of period	$23.24	$22.23	$22.27	$25.40	$25.00
Net investment income(b)	1.57	1.73	1.73	1.28	1.06
Net realized and unrealized gain (loss)(c)	0.05	0.97	(0.15)	(3.15)	0.37
Net increase (decrease) from investment operations	1.62	2.70	1.58	(1.87)	1.43
Distributions(d)
Distributions from net investment income	(1.55)	(1.69)	(1.62)	(1.26)	(1.03)
From net realized gain	(0.00)(e)	—	—	—	—
Total distributions	(1.55)	(1.69)	(1.62)	(1.26)	(1.03)
Net asset value, end of period	$23.31	$23.24	$22.23	$22.27	$25.40
Total Return(f)
Based on net asset value	7.28%	12.58%	7.22%	(7.52)%	5.79%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%	0.35%(i)
Net investment income	6.79%	7.55%	7.68%	5.46%	4.26%(i)
Supplemental Data
Net assets, end of period (000)	$994,085	$555,430	$144,482	$35,634	$20,321
Portfolio turnover rate(j)	70%	53%	15%	15%	35%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/07/21(a) to 10/31/21
Net asset value, beginning of period	$22.38	$21.12	$21.30	$24.85	$25.00
Net investment income(b)	1.46	1.60	1.51	1.01	0.25
Net realized and unrealized gain (loss)(c)	0.02	1.22	(0.26)	(3.36)	(0.21)
Net increase (decrease) from investment operations	1.48	2.82	1.25	(2.35)	0.04
Distributions from net investment income(d)	(1.46)	(1.56)	(1.43)	(1.20)	(0.19)
Net asset value, end of period	$22.40	$22.38	$21.12	$21.30	$24.85
Total Return(e)
Based on net asset value	6.88%	13.78%	5.94%	(9.71)%	0.15%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%(h)
Total expenses after fees waived	0.35%	0.35%	0.35%	0.35%	0.35%(h)
Net investment income	6.54%	7.26%	6.97%	4.41%	3.19%(h)
Supplemental Data
Net assets, end of period (000)	$368,533	$173,451	$52,790	$14,907	$12,425
Portfolio turnover rate(i)	44%	17%	14%	13%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2031 Term High Yield and Income ETF
	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.65	$25.00
Net investment income(b)	1.72	0.74
Net realized and unrealized gain(c)	0.15	0.49
Net increase from investment operations	1.87	1.23
Distributions(d)
From net investment income	(1.69)	(0.58)
From net realized gain	(0.01)	—
Total distributions	(1.70)	(0.58)
Net asset value, end of period	$25.82	$25.65
Total Return(e)
Based on net asset value	7.57%	4.96%(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%(h)
Total expenses after fees waived	0.35%	0.35%(h)
Net investment income	6.73%	6.57%(h)
Supplemental Data
Net assets, end of period (000)	$36,147	$12,824
Portfolio turnover rate(i)	15%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds 2025 Term High Yield and Income	Diversified
iBonds 2026 Term High Yield and Income	Diversified
iBonds 2027 Term High Yield and Income	Diversified
iBonds 2031 Term High Yield and Income	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
29
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$7,994,339	$(7,994,339)	$—	$—
BMO Capital Markets Corp.	1,977,371	(1,977,371)	—	—
BNP Paribas SA	8,841,874	(8,841,874)	—	—
Goldman Sachs & Co. LLC	1,236,892	(1,236,892)	—	—
J.P. Morgan Securities LLC	23,454,251	(23,454,251)	—	—
Jefferies LLC	687,108	(687,108)	—	—
Morgan Stanley	16,842,843	(16,842,843)	—	—
National Bank Financial Inc.	971,771	(971,771)	—	—
Nomura Securities International, Inc.	28,298	(28,298)	—	—
Pershing LLC	3,656,892	(3,656,892)	—	—
UBS Securities LLC	1,281,742	(1,281,742)	—	—
Wells Fargo Securities LLC	11,338,649	(11,338,649)	—	—
	$78,312,030	$(78,312,030)	$—	$—
iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$3,571,375	$(3,571,375)	$—	$—
Barclays Capital, Inc.	152,995	(152,995)	—	—
BofA Securities, Inc.	117,431	(117,431)	—	—
Citigroup Global Markets, Inc.	450,426	(450,426)	—	—
J.P. Morgan Securities LLC	3,487,744	(3,487,744)	—	—
Jefferies LLC	660,162	(660,162)	—	—
Morgan Stanley	5,836,496	(5,836,496)	—	—
RBC Capital Markets LLC	709,881	(709,881)	—	—
Scotia Capital (USA), Inc.	974,667	(974,667)	—	—
TD Securities (USA) LLC	907,631	(907,631)	—	—
Toronto-Dominion Bank	363,915	(363,915)	—	—
Wells Fargo Bank, National Association	16,533	(16,533)	—	—
Wells Fargo Securities LLC	653,522	(653,522)	—	—
	$17,902,778	$(17,902,778)	$—	$—
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2031 Term High Yield and Income
BNP Paribas Prime Brokerage International Ltd	$589,605	$(589,605)	$—	$—
BofA Securities, Inc.	32,924	(32,924)	—	—
J.P. Morgan Securities LLC	1,564,925	(1,564,925)	—	—
Jefferies LLC	125,703	(125,703)	—	—
Morgan Stanley	883,018	(883,018)	—	—
National Bank Financial Inc.	210,254	(210,254)	—	—
Pershing LLC	18,256	(18,256)	—	—
RBC Capital Markets LLC	415,005	(415,005)	—	—
Scotia Capital (USA) Inc	232,536	(232,536)	—	—
TD Prime Services LLC	86,733	(86,733)	—	—
UBS Securities LLC	121,442	(121,442)	—	—
Wells Fargo Bank, National Association	33,034	(33,034)	—	—
Wells Fargo Securities LLC	20,173	(20,173)	—	—
	$4,333,608	$(4,333,608)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies ("acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund's investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds 2025 Term High Yield and Income	$84,558
iBonds 2026 Term High Yield and Income	22,835
iBonds 2027 Term High Yield and Income	4,997
iBonds 2031 Term High Yield and Income	112
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on
31
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds 2025 Term High Yield and Income	$23,375
iBonds 2026 Term High Yield and Income	148,537
iBonds 2027 Term High Yield and Income	51,691
iBonds 2031 Term High Yield and Income	4,377
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds 2025 Term High Yield and Income	$1,575,875	$288,899,652
iBonds 2026 Term High Yield and Income	472,189,895	677,334,860
iBonds 2027 Term High Yield and Income	118,186,880	121,744,596
iBonds 2031 Term High Yield and Income	3,562,536	3,359,861
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2025 Term High Yield and Income	$41,304,590	$127,799,581
iBonds 2026 Term High Yield and Income	489,620,146	56,324,914
iBonds 2027 Term High Yield and Income	194,715,615	4,227,015
iBonds 2031 Term High Yield and Income	26,017,376	3,697,351
Notes to Financial Statements
32

Notes to Financial Statements  (continued)
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds 2025 Term High Yield and Income	$172,909	$ (172,909)
iBonds 2026 Term High Yield and Income	668,034	(668,034)
iBonds 2027 Term High Yield and Income	98,171	(98,171)
iBonds 2031 Term High Yield and Income	59,358	(59,358)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds 2025 Term High Yield and Income
Ordinary income	$30,698,661	$32,984,201
iBonds 2026 Term High Yield and Income
Ordinary income	$52,302,186	$25,191,336
iBonds 2027 Term High Yield and Income
Ordinary income	$17,453,121	$7,374,328

iShares ETF	Year Ended 10/31/25	Period Ended 10/31/24
iBonds 2031 Term High Yield and Income
Ordinary income	$1,380,462	$245,626
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds 2025 Term High Yield and Income	$2,469,281	$—	$—	$(12,071)	$2,457,210
iBonds 2026 Term High Yield and Income	6,481,354	346,250	—	3,134,618	9,962,222
iBonds 2027 Term High Yield and Income	1,939,641	—	(1,397,189)	2,259,690	2,802,142
iBonds 2031 Term High Yield and Income	199,767	—	(58,474)	185,362	326,655

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
iBonds 2025 Term High Yield and Income	$2,756,177
iBonds 2027 Term High Yield and Income	226,444
33
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2025 Term High Yield and Income	$417,842,365	$15,803	$(27,921)	$(12,118)
iBonds 2026 Term High Yield and Income	1,053,316,409	6,743,687	(3,609,074)	3,134,613
iBonds 2027 Term High Yield and Income	384,839,804	3,408,230	(1,148,540)	2,259,690
iBonds 2031 Term High Yield and Income	40,298,735	529,007	(343,645)	185,362
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Notes to Financial Statements
34

Notes to Financial Statements  (continued)
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2025 Term High Yield and Income
Shares sold	1,800,000	$41,669,321	14,150,000	$327,503,572
Shares redeemed	(9,350,000)	(216,871,434)	(650,000)	(15,114,533)
	(7,550,000)	$(175,202,113)	13,500,000	$312,389,039
iBonds 2026 Term High Yield and Income
Shares sold	21,400,000	$495,768,737	19,500,000	$445,911,722
Shares redeemed	(2,650,000)	(60,616,373)	(2,100,000)	(48,124,489)
	18,750,000	$435,152,364	17,400,000	$397,787,233
iBonds 2027 Term High Yield and Income
Shares sold	8,900,000	$198,464,530	5,250,000	$115,877,478
Shares redeemed	(200,000)	(4,345,880)	—	—
	8,700,000	$194,118,650	5,250,000	$115,877,478

	Year Ended 10/31/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2031 Term High Yield and Income
Shares sold	1,050,000	$26,947,214	500,000	$12,627,366
Shares redeemed	(150,000)	(3,813,668)	—	—
	900,000	$23,133,546	500,000	$12,627,366

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
35
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds 2025 Term High Yield and Income ETF ceased trading after the close of business on December 15, 2025, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on December 18, 2025.
Notes to Financial Statements
36

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds 2025 Term High Yield and Income ETF(1)
iShares iBonds 2026 Term High Yield and Income ETF(1)
iShares iBonds 2027 Term High Yield and Income ETF(1)
iShares iBonds 2031 Term High Yield and Income ETF(2)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2) Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period May 22, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
37
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
iBonds 2026 Term High Yield and Income	$48,864
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
iBonds 2025 Term High Yield and Income	$1,800,832
iBonds 2026 Term High Yield and Income	526,375
iBonds 2027 Term High Yield and Income	111,743
iBonds 2031 Term High Yield and Income	2,319
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
iBonds 2025 Term High Yield and Income	$29,057,458
iBonds 2026 Term High Yield and Income	53,665,276
iBonds 2027 Term High Yield and Income	18,203,636
iBonds 2031 Term High Yield and Income	1,485,943
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
iBonds 2025 Term High Yield and Income	$24,081,113	$ —
iBonds 2026 Term High Yield and Income	46,666,375	94,592
iBonds 2027 Term High Yield and Income	15,323,513	—
iBonds 2031 Term High Yield and Income	1,326,607	3,991
Important Tax Information
38

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
39
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
40

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
 Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
 Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
41
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
42

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
43
2025 iShares Annual Financial Statements and Additional Information

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Oct 2034 Term TIPS ETF | IBIK | NYSE Arca

2

Schedule of Investments
October 31, 2025
iShares® iBonds® Oct 2034 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.5%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/34	$41,464	$41,619,502
1.88%, 07/15/34	43,047	43,650,686
		85,270,188
Total Investments — 99.5% (Cost: $83,157,449)		85,270,188
Other Assets Less Liabilities — 0.5%		451,041
Net Assets — 100.0%		$85,721,229
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$3,340	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$85,270,188	$—	$85,270,188
See notes to financial statements.
3
2025 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

iShares iBonds Oct 2034 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$85,270,188
Cash	3,837
Receivables:
Dividends—affiliated	514
Interest—unaffiliated	454,123
Total assets	85,728,662
LIABILITIES
Payables:
Capital shares redeemed	395
Investment advisory fees	7,038
Total liabilities	7,433
Commitments and contingent liabilities
NET ASSETS	$85,721,229
NET ASSETS CONSIST OF
Paid-in capital	$83,277,066
Accumulated earnings	2,444,163
NET ASSETS	$85,721,229
NET ASSET VALUE
Shares outstanding	3,300,000
Net asset value	$25.98
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$83,157,449
See notes to financial statements.
Statement of Assets and Liabilities
4

Statement of Operations
Year Ended October 31, 2025

iShares iBonds Oct 2034 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$3,340
Interest—unaffiliated(a)	2,525,517
Total investment income	2,528,857
EXPENSES
Investment advisory	48,571
Total expenses	48,571
Less:
Investment advisory fees waived	(71)
Total expenses after fees waived	48,500
Net investment income	2,480,357
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(32,220)
(32,220)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,166,425
2,166,425
Net realized and unrealized gain	2,134,205
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,614,562
(a) Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares iBonds Oct 2034 Term TIPS ETF
	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,480,357	$80,144
Net realized gain (loss)	(32,220)	46,491
Net change in unrealized appreciation (depreciation)	2,166,425	(53,686)
Net increase in net assets resulting from operations	4,614,562	72,949
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,179,281)	(64,067)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	74,413,741	8,863,325
NET ASSETS
Total increase in net assets	76,849,022	8,872,207
Beginning of year	8,872,207	—
End of year	$85,721,229	$8,872,207

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets
6

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Oct 2034 Term TIPS ETF
	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.35	$25.00
Net investment income(b)	1.31	0.42
Net realized and unrealized gain(c)	0.43	0.29
Net increase from investment operations	1.74	0.71
Distributions(d)
From net investment income	(0.99)	(0.36)
From net realized gain	(0.12)	—
Total distributions	(1.11)	(0.36)
Net asset value, end of period	$25.98	$25.35
Total Return(e)
Based on net asset value	7.04%	2.83%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%(h)
Total expenses after fees waived	0.10%	0.10%(h)
Net investment income	5.11%	3.67%(h)
Supplemental Data
Net assets, end of period (000)	$85,721	$8,872
Portfolio turnover rate(i)	4%	50%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
7
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Oct 2034 Term TIPS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
8

Notes to Financial Statements  (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
9
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Oct 2034 Term TIPS	$71
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Oct 2034 Term TIPS	$1,962,531	$3,170,008
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Oct 2034 Term TIPS	$73,885,400	$—
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds Oct 2034 Term TIPS
Ordinary income	$2,179,281	$64,067
Notes to Financial Statements
10

Notes to Financial Statements  (continued)
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds Oct 2034 Term TIPS	$363,644	$(27,076)	$2,107,595	$2,444,163

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Oct 2034 Term TIPS	$83,162,593	$2,107,595	$—	$2,107,595
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
11
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Oct 2034 Term TIPS
Shares sold	2,950,000	$74,413,741	350,000	$8,863,325

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
12

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares iBonds Oct 2034 Term TIPS ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares iBonds Oct 2034 Term TIPS ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period May 22, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period May 22, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
13
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
iBonds Oct 2034 Term TIPS	$2,478,681
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
iBonds Oct 2034 Term TIPS	$2,480,357
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
iBonds Oct 2034 Term TIPS	$2,480,357	$46,491
Important Tax Information
14

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
15
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
16

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
17
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
18

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca
• iShares Convertible Bond ETF | ICVT | Cboe BZX Exchange
• iShares Floating Rate Bond ETF | FLOT | Cboe BZX Exchange
• iShares USD Green Bond ETF | BGRN | NASDAQ

2

Schedule of Investments
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28(a)	$345	$341,589
4.75%, 03/30/30	540	542,331
Omnicom Group Inc.
2.45%, 04/30/30	470	433,072
4.20%, 06/01/30	460	456,080
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26(a)	1,230	1,226,252
		2,999,324
Aerospace & Defense — 1.7%
Boeing Co. (The)
2.20%, 02/04/26	4,387	4,364,722
2.70%, 02/01/27	820	804,757
2.75%, 02/01/26	1,197	1,193,048
2.95%, 02/01/30	580	547,369
3.10%, 05/01/26	675	671,437
3.20%, 03/01/29(a)	780	753,278
3.25%, 02/01/28	900	881,361
5.04%, 05/01/27	1,570	1,585,057
5.15%, 05/01/30	3,503	3,601,605
6.26%, 05/01/27	695	713,877
6.30%, 05/01/29	1,180	1,252,472
General Dynamics Corp.
1.15%, 06/01/26(a)	510	501,867
2.13%, 08/15/26(a)	515	507,943
2.63%, 11/15/27	165	161,210
3.50%, 04/01/27	640	637,146
3.63%, 04/01/30	805	790,040
3.75%, 05/15/28	1,007	1,005,594
General Electric Co., 4.30%, 07/29/30	730	734,839
HEICO Corp., 5.25%, 08/01/28	515	530,282
Howmet Aerospace Inc.
3.00%, 01/15/29(a)	580	560,486
5.90%, 02/01/27	522	533,067
L3Harris Technologies Inc.
3.85%, 12/15/26	425	423,978
4.40%, 06/15/28	1,407	1,415,084
5.05%, 06/01/29	610	625,753
5.40%, 01/15/27	995	1,009,392
Lockheed Martin Corp.
3.55%, 01/15/26	921	920,036
4.15%, 08/15/28	375	376,789
4.40%, 08/15/30	550	555,307
4.45%, 05/15/28(a)	465	469,827
4.50%, 02/15/29	545	553,313
5.10%, 11/15/27	510	521,392
Northrop Grumman Corp.
3.20%, 02/01/27	648	641,617
3.25%, 01/15/28	1,585	1,561,377
4.40%, 05/01/30	583	588,173
4.60%, 02/01/29	422	428,756
4.65%, 07/15/30	395	401,836
RTX Corp.
2.25%, 07/01/30	800	734,398
2.65%, 11/01/26	565	557,844
3.13%, 05/04/27	879	867,241
3.50%, 03/15/27	895	888,361
4.13%, 11/16/28	2,365	2,366,203
5.00%, 02/27/26	460	460,580
Security	Par (000)	Value
Aerospace & Defense (continued)
5.75%, 11/08/26(a)	$970	$985,082
5.75%, 01/15/29	450	471,898
		40,155,694
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26	464	458,185
3.40%, 05/06/30	575	551,221
4.40%, 02/14/26	1,060	1,059,413
4.50%, 08/06/30	405	406,213
4.80%, 02/14/29	1,525	1,548,127
4.88%, 02/04/28	180	182,915
6.20%, 11/01/28	420	442,737
Archer-Daniels-Midland Co.
2.50%, 08/11/26(a)	1,000	989,246
3.25%, 03/27/30	770	741,093
BAT Capital Corp.
2.26%, 03/25/28	1,385	1,324,659
3.22%, 09/06/26	868	861,702
3.46%, 09/06/29	435	422,085
3.56%, 08/15/27	1,592	1,575,820
4.70%, 04/02/27	826	830,666
4.91%, 04/02/30	755	769,276
6.34%, 08/02/30	810	873,030
BAT International Finance PLC
1.67%, 03/25/26	1,204	1,192,473
4.45%, 03/16/28	790	794,296
5.93%, 02/02/29	835	876,334
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	675	670,194
3.75%, 09/25/27	320	318,390
4.20%, 09/17/29	625	624,224
4.55%, 08/04/30	490	493,812
Philip Morris International Inc.
2.10%, 05/01/30	615	561,286
2.75%, 02/25/26(a)	622	619,595
3.13%, 08/17/27(a)	405	398,938
3.13%, 03/02/28	255	249,819
3.38%, 08/15/29	646	628,548
3.88%, 10/27/28	390	387,545
4.00%, 10/29/30	525	517,144
4.13%, 04/28/28	510	510,789
4.38%, 11/01/27	630	634,346
4.38%, 04/30/30	625	627,567
4.63%, 11/01/29	630	639,163
4.75%, 02/12/27	660	666,082
4.88%, 02/13/26	1,340	1,342,044
4.88%, 02/15/28	1,285	1,306,765
4.88%, 02/13/29	760	776,064
5.00%, 11/17/25	620	620,234
5.13%, 11/17/27	1,220	1,244,250
5.13%, 02/15/30	1,740	1,796,786
5.25%, 09/07/28	535	550,811
5.50%, 09/07/30	580	609,079
5.63%, 11/17/29	1,075	1,127,910
		33,820,876
Airlines — 0.2%
Delta Air Lines Inc.
3.75%, 10/28/29(a)	465	452,392
4.38%, 04/19/28(a)	270	270,087
4.95%, 07/10/28	765	775,310
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.25%, 07/10/30	$778	$794,920
7.38%, 01/15/26(a)	570	571,721
Southwest Airlines Co.
2.63%, 02/10/30	374	344,803
4.38%, 11/15/28	575	573,105
5.13%, 06/15/27	1,355	1,368,936
		5,151,274
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	780	769,364
2.75%, 03/27/27	742	731,321
2.85%, 03/27/30	1,175	1,117,226
PVH Corp., 5.50%, 06/13/30	395	402,651
Ralph Lauren Corp., 2.95%, 06/15/30	580	548,558
Tapestry Inc., 5.10%, 03/11/30	500	512,087
		4,081,207
Auto Manufacturers — 4.2%
American Honda Finance Corp.
1.30%, 09/09/26	597	582,905
2.00%, 03/24/28	615	585,547
2.25%, 01/12/29(a)	530	499,463
2.30%, 09/09/26	455	448,074
2.35%, 01/08/27	375	367,476
3.50%, 02/15/28	425	419,816
4.25%, 09/01/28(a)	475	476,086
4.40%, 10/05/26	575	576,856
4.40%, 09/05/29(a)	610	614,583
4.45%, 10/22/27	585	589,024
4.50%, 09/04/30	475	475,463
4.55%, 07/09/27	240	241,920
4.55%, 03/03/28	475	479,418
4.60%, 04/17/30	490	494,885
4.70%, 01/12/28(a)	430	435,415
4.75%, 01/12/26	395	395,507
4.80%, 03/05/30(a)	390	397,452
4.90%, 03/12/27	565	571,062
4.90%, 07/09/27(a)	580	587,334
4.90%, 03/13/29	585	597,697
4.95%, 01/09/26	610	610,695
5.13%, 07/07/28	780	799,617
5.25%, 07/07/26(a)	897	903,705
5.65%, 11/15/28	625	651,303
Cummins Inc.
1.50%, 09/01/30(a)	665	590,168
4.90%, 02/20/29	410	421,307
Ford Motor Co., 4.35%, 12/08/26	1,260	1,254,886
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,065	1,051,258
2.90%, 02/16/28	587	561,048
2.90%, 02/10/29	602	561,013
3.38%, 11/13/25	975	974,594
3.82%, 11/02/27	577	565,702
4.13%, 08/17/27	1,010	997,480
4.27%, 01/09/27	745	740,192
4.39%, 01/08/26	905	904,157
4.54%, 08/01/26	685	683,430
4.95%, 05/28/27	1,160	1,161,114
5.11%, 05/03/29(a)	1,180	1,175,481
5.13%, 11/05/26	785	787,679
5.30%, 09/06/29	695	696,116
Security	Par (000)	Value
Auto Manufacturers (continued)
5.73%, 09/05/30(a)	$850	$861,601
5.80%, 03/05/27	1,220	1,233,475
5.80%, 03/08/29	1,250	1,271,299
5.85%, 05/17/27	1,135	1,150,806
5.88%, 11/07/29	985	1,005,085
5.92%, 03/20/28(a)	805	822,238
6.80%, 05/12/28	1,160	1,205,796
6.80%, 11/07/28	1,165	1,216,888
6.95%, 03/06/26	1,015	1,020,560
6.95%, 06/10/26	815	825,283
7.20%, 06/10/30(a)	660	706,330
7.35%, 11/04/27	1,210	1,263,505
7.35%, 03/06/30	905	968,439
General Motors Co.
4.20%, 10/01/27(a)	615	614,380
5.00%, 10/01/28	515	524,083
5.35%, 04/15/28	605	619,158
5.40%, 10/15/29(a)	785	812,002
5.63%, 04/15/30	550	572,591
6.80%, 10/01/27	825	859,956
General Motors Financial Co. Inc.
1.25%, 01/08/26	1,156	1,149,963
1.50%, 06/10/26	1,120	1,101,540
2.35%, 02/26/27	830	809,886
2.40%, 04/10/28	825	789,007
2.40%, 10/15/28	800	759,443
2.70%, 08/20/27	765	744,633
3.60%, 06/21/30	825	791,122
4.00%, 10/06/26	712	711,054
4.20%, 10/27/28(a)	465	463,746
4.30%, 04/06/29	875	871,422
4.35%, 01/17/27	997	997,692
4.90%, 10/06/29	770	780,766
5.00%, 04/09/27	1,055	1,064,734
5.00%, 07/15/27(a)	450	455,195
5.05%, 04/04/28	950	966,125
5.25%, 03/01/26	1,060	1,060,850
5.35%, 07/15/27	695	706,830
5.35%, 01/07/30	930	956,857
5.40%, 04/06/26	1,435	1,441,757
5.40%, 05/08/27	730	741,829
5.45%, 07/15/30(a)	800	829,188
5.55%, 07/15/29	995	1,031,217
5.65%, 01/17/29	395	409,000
5.80%, 06/23/28	990	1,025,132
5.80%, 01/07/29	1,175	1,223,834
5.85%, 04/06/30(a)	790	828,245
6.00%, 01/09/28(a)	845	874,504
Honda Motor Co. Ltd.
2.53%, 03/10/27	785	769,018
4.44%, 07/08/28(a)	710	714,462
4.69%, 07/08/30	1,095	1,106,390
PACCAR Financial Corp.
4.45%, 03/30/26	475	475,860
4.45%, 08/06/27(a)	510	515,768
4.55%, 03/03/28	505	512,916
4.60%, 01/31/29(a)	530	540,754
5.00%, 05/13/27	430	437,249
5.20%, 11/09/26(a)	65	65,899
Toyota Motor Corp.
1.34%, 03/25/26(a)	866	856,438
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.76%, 07/02/29	$400	$382,522
3.67%, 07/20/28	390	388,587
4.19%, 06/30/27(a)	375	376,810
4.45%, 06/30/30(a)	430	435,197
5.12%, 07/13/28	430	442,572
5.28%, 07/13/26	500	503,730
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	584	579,818
1.13%, 06/18/26	885	869,621
1.15%, 08/13/27	320	305,212
1.90%, 01/13/27	733	715,868
1.90%, 04/06/28	460	439,349
2.15%, 02/13/30(a)	673	621,075
3.05%, 03/22/27	1,015	1,003,678
3.05%, 01/11/28	315	309,230
3.20%, 01/11/27	679	673,071
3.38%, 04/01/30	570	552,647
3.65%, 01/08/29	420	415,538
4.05%, 09/05/28	600	601,135
4.35%, 10/08/27	935	942,785
4.45%, 05/18/26	1,305	1,308,542
4.45%, 06/29/29	635	641,792
4.50%, 05/14/27	665	671,168
4.55%, 08/07/26	665	667,797
4.55%, 09/20/27	905	915,885
4.55%, 08/09/29	800	812,064
4.55%, 05/17/30	580	589,410
4.60%, 01/08/27	360	363,116
4.63%, 01/12/28	1,015	1,029,217
4.65%, 01/05/29(a)	645	657,123
4.80%, 01/05/26	615	615,484
4.80%, 05/15/30	625	640,810
4.95%, 01/09/30	535	550,976
5.00%, 08/14/26	605	609,670
5.05%, 05/16/29	775	799,616
5.20%, 05/15/26	570	573,550
5.25%, 09/11/28	580	600,435
5.40%, 11/10/25	470	470,104
5.40%, 11/20/26	825	837,146
5.45%, 11/10/27	490	503,989
Series B, 5.00%, 03/19/27	670	679,836
		98,156,903
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(a)	415	421,701
BorgWarner Inc.
2.65%, 07/01/27(a)	815	795,918
4.95%, 08/15/29	460	470,454
Lear Corp., 3.80%, 09/15/27	390	387,030
Magna International Inc., 2.45%, 06/15/30(a)	575	530,071
		2,605,174
Banks — 31.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	348	347,967
5.09%, 12/08/25	325	325,175
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	440	440,348
4.42%, 12/16/26	425	427,143
4.62%, 12/16/29	685	699,999
4.75%, 01/18/27	815	823,344
Security	Par (000)	Value
Banks (continued)
4.90%, 07/16/27	$470	$477,946
5.00%, 03/18/26(a)	775	777,890
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	280	283,287
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	717	741,230
6.14%, 09/14/28, (1-year CMT + 2.70%)(b)	295	304,987
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.90%)(b)	1,245	1,218,104
1.85%, 03/25/26	235	232,769
3.31%, 06/27/29	840	813,115
3.49%, 05/28/30	615	590,780
3.80%, 02/23/28	957	947,102
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	1,270	1,267,785
4.25%, 04/11/27	897	897,651
4.38%, 04/12/28	1,142	1,144,894
4.55%, 11/06/30	400	401,132
5.29%, 08/18/27	1,445	1,470,640
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	1,230	1,253,288
5.54%, 03/14/30, (1-year CMT + 0.02%)(b)	865	894,270
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	450	457,181
5.57%, 01/17/30	865	901,240
5.59%, 08/08/28	1,285	1,331,969
6.53%, 11/07/27, (1-year CMT + 1.65%)(b)	840	859,162
6.61%, 11/07/28	950	1,014,295
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.96%)(b)	4,548	4,467,217
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	2,420	2,296,317
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	1,855	1,818,437
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	590	560,191
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	1,859	1,792,179
3.25%, 10/21/27	2,180	2,150,568
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	4,775	4,701,454
3.50%, 04/19/26	2,017	2,012,142
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.32%)(a)(b)	2,375	2,366,743
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	1,752	1,735,836
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	1,845	1,833,010
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(b)	2,125	2,116,304
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(b)	2,095	2,085,970
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	2,405	2,387,099
4.25%, 10/22/26	1,620	1,622,603
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	2,490	2,498,463
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	1,800	1,805,439
4.45%, 03/03/26	1,596	1,597,231
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	1,900	1,921,840
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	2,533	2,566,500
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	2,085	2,120,750
5.08%, 01/20/27, (1-day SOFR + 1.29%)(b)	2,320	2,323,052
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	2,860	2,929,328
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	2,255	2,353,531
5.93%, 09/15/27, (1-day SOFR + 1.34%)(b)	1,205	1,222,128
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	$1,620	$1,684,216
Series L, 4.18%, 11/25/27	1,732	1,732,892
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.91%)(b)	2,195	2,174,392
Bank of America NA, 5.53%, 08/18/26	1,720	1,738,318
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.60%)(a)(b)	807	801,023
1.25%, 09/15/26	1,002	978,687
2.65%, 03/08/27	900	884,015
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	675	673,951
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	563	569,562
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)(b)	560	570,204
5.20%, 02/01/28	845	865,472
5.27%, 12/11/26	825	835,692
5.30%, 06/05/26	1,015	1,022,050
5.37%, 06/04/27	522	532,700
5.72%, 09/25/28	770	803,889
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.88%)(b)	865	867,457
Series H, 4.70%, 09/14/27	710	718,173
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	454	450,298
1.05%, 10/15/26(a)	265	257,800
1.65%, 07/14/28	375	354,146
2.05%, 01/26/27(a)	510	498,659
2.45%, 08/17/26	675	667,244
2.80%, 05/04/26	385	382,841
3.00%, 10/30/28	370	358,973
3.25%, 05/16/27	440	435,371
3.30%, 08/23/29	535	518,514
3.40%, 01/29/28	542	536,580
3.85%, 04/28/28(a)	655	655,797
Bank of Nova Scotia (The)
1.05%, 03/02/26	852	843,902
1.30%, 09/15/26	815	796,736
1.35%, 06/24/26(a)	895	880,334
1.95%, 02/02/27	615	600,062
2.70%, 08/03/26	1,860	1,842,164
2.95%, 03/11/27	570	562,077
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)(b)	450	448,951
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)(b)	865	869,750
4.50%, 12/16/25	766	766,136
4.75%, 02/02/26	1,215	1,216,354
4.85%, 02/01/30	945	965,585
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	930	944,900
5.25%, 06/12/28	530	545,701
5.35%, 12/07/26	1,085	1,099,358
5.40%, 06/04/27	445	454,659
5.45%, 08/01/29	480	499,928
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(b)	1,320	1,293,107
4.34%, 01/10/28(a)	1,100	1,100,660
4.38%, 01/12/26	1,771	1,771,602
4.48%, 11/11/29, (1-day SOFR + 1.08%)(b)	800	801,186
4.84%, 05/09/28	1,826	1,834,755
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)(b)	860	868,630
4.94%, 09/10/30, (1-day SOFR + 1.56%)(b)	1,100	1,117,600
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(b)	1,385	1,405,182
5.09%, 02/25/29, (1-day SOFR + 0.96%)(b)	1,040	1,057,486
5.20%, 05/12/26	1,517	1,521,877
Security	Par (000)	Value
Banks (continued)
5.50%, 08/09/28, (1-year CMT + 2.65%)(b)	$1,525	$1,555,577
5.67%, 03/12/28, (1-day SOFR + 1.05%)(b)	750	763,720
5.69%, 03/12/30, (1-day SOFR + 1.74%)(b)	1,595	1,656,004
5.83%, 05/09/27, (1-day SOFR + 2.21%)(b)	1,530	1,541,710
6.49%, 09/13/29, (1-day SOFR + 2.22%)(b)	1,025	1,082,852
6.50%, 09/13/27, (1-day SOFR + 1.88%)(b)	1,135	1,155,599
7.33%, 11/02/26, (1-year CMT + 3.05%)(b)	1,117	1,117,000
7.39%, 11/02/28, (1-year CMT + 3.30%)(b)	1,080	1,142,702
BPCE SA, 3.38%, 12/02/26	250	247,994
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	485	476,724
3.45%, 04/07/27	1,100	1,092,046
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(b)	240	240,222
4.51%, 09/11/27, (1-day SOFR + 0.93%)(b)	940	942,246
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	600	606,381
4.86%, 01/13/28, (1-day SOFR + 0.72%)(b)	1,200	1,209,598
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	575	583,556
5.00%, 04/28/28	1,130	1,154,205
5.24%, 06/28/27(a)	1,115	1,136,618
5.26%, 04/08/29	830	858,090
5.93%, 10/02/26	45	45,801
5.99%, 10/03/28	565	593,633
Capital One NA
2.70%, 02/06/30	385	360,634
3.45%, 07/27/26	602	598,715
4.65%, 09/13/28	565	571,613
Citibank N.A.
4.58%, 05/29/27	1,830	1,845,063
4.84%, 08/06/29(a)	1,155	1,185,003
4.88%, 11/19/27, (1-day SOFR + 0.71%)(b)	1,270	1,279,903
4.91%, 05/29/30	2,155	2,215,792
4.93%, 08/06/26	1,175	1,182,103
5.44%, 04/30/26	1,945	1,958,201
5.49%, 12/04/26	1,695	1,720,633
5.80%, 09/29/28	1,915	2,011,164
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.77%)(b)	2,044	2,028,421
1.46%, 06/09/27, (1-day SOFR + 0.77%)(b)	2,225	2,187,827
3.07%, 02/24/28, (1-day SOFR + 1.28%)(b)	2,480	2,445,007
3.20%, 10/21/26	2,745	2,724,015
3.40%, 05/01/26	420	418,988
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	1,880	1,855,533
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	2,100	2,081,748
3.70%, 01/12/26(a)	1,507	1,506,021
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(b)	2,750	2,739,566
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,820	1,799,811
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)(b)	1,115	1,112,170
4.13%, 07/25/28	1,765	1,762,337
4.30%, 11/20/26	1,545	1,546,672
4.45%, 09/29/27	3,084	3,092,703
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	2,000	2,012,051
4.60%, 03/09/26	1,340	1,342,838
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	1,845	1,856,588
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	1,270	1,279,326
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	1,870	1,894,403
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	$2,505	$2,569,681
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	450	452,852
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	250	249,676
Citizens Financial Group Inc.
2.85%, 07/27/26	240	237,305
3.25%, 04/30/30	565	535,096
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	920	956,018
Comerica Inc.
4.00%, 02/01/29(a)	375	370,576
5.98%, 01/30/30, (1-day SOFR + 2.16%)(b)	750	780,412
Commonwealth Bank of Australia, 4.15%, 10/01/30	380	380,626
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	470	475,579
4.58%, 11/27/26	500	503,505
5.32%, 03/13/26	550	552,359
Cooperatieve Rabobank UA
3.75%, 07/21/26	1,026	1,022,026
3.96%, 10/17/28	565	565,285
Cooperatieve Rabobank UA/New York, 4.85%, 01/09/26	590	590,470
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	290	290,914
4.37%, 05/27/27	270	271,995
4.49%, 10/17/29(a)	550	559,377
4.80%, 01/09/29	345	353,004
4.88%, 01/21/28	275	280,990
5.04%, 03/05/27	347	352,080
5.50%, 10/05/26	430	436,084
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	450	445,738
2.13%, 11/24/26, (1-day SOFR + 1.87%)(b)	1,550	1,547,826
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.22%)(b)	1,265	1,239,200
2.55%, 01/07/28, (1-day SOFR + 1.32%)(b)	1,005	983,851
5.00%, 09/11/30, (1-day SOFR + 1.70%)(b)	950	961,924
5.41%, 05/10/29	1,055	1,095,926
5.71%, 02/08/28, (1-day SOFR + 1.59%)(b)	752	764,447
6.72%, 01/18/29, (1-day SOFR + 3.18%)(b)	1,055	1,105,431
6.82%, 11/20/29, (1-day SOFR + 2.51%)(b)	1,180	1,259,477
7.15%, 07/13/27, (1-day SOFR + 2.52%)(b)	860	876,095
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.21%)(b)	855	872,305
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(b)	830	808,519
2.55%, 05/05/27	455	444,464
3.95%, 03/14/28	493	490,322
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	745	752,081
4.90%, 09/06/30, (1-day SOFR + 1.49%)(b)	555	562,777
6.34%, 07/27/29, (1-day SOFR + 2.34%)(b)	980	1,030,568
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(b)	665	691,561
Fifth Third Bank NA
2.25%, 02/01/27	332	324,198
3.85%, 03/15/26	215	214,525
4.97%, 01/28/28, (1-day SOFR + 0.81%)(b)	510	514,581
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR + 0.78%)(b)	1,855	1,861,528
5.41%, 05/21/27, (1-day SOFR + 0.75%)(b)	1,915	1,927,062
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.79%)(a)(b)	1,820	1,813,874
1.43%, 03/09/27, (1-day SOFR + 0.80%)(b)	2,445	2,419,488
Security	Par (000)	Value
Banks (continued)
1.54%, 09/10/27, (1-day SOFR + 0.82%)(b)	$2,510	$2,452,389
1.95%, 10/21/27, (1-day SOFR + 0.91%)(a)(b)	3,570	3,491,847
2.60%, 02/07/30	1,480	1,387,052
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	2,585	2,532,755
3.50%, 11/16/26	2,700	2,686,998
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	2,772	2,750,437
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(b)	2,185	2,168,100
3.75%, 02/25/26	1,442	1,435,945
3.80%, 03/15/30	1,840	1,808,259
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	2,000	1,980,715
3.85%, 01/26/27	2,290	2,282,499
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	1,950	1,943,254
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	2,755	2,754,923
4.39%, 06/15/27, (1-day SOFR + 1.51%)(a)(b)	1,070	1,070,371
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	2,015	2,025,052
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	1,500	1,517,774
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	870	879,032
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	1,925	1,970,063
5.73%, 04/25/30, (1-day SOFR + 0.27%)(b)	1,930	2,016,636
5.95%, 01/15/27	1,120	1,144,516
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	2,150	2,282,397
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.29%)(a)(b)	495	487,516
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	1,805	1,732,657
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	1,725	1,630,013
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)(b)	765	748,584
3.90%, 05/25/26	1,295	1,293,793
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	2,125	2,094,769
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	2,255	2,247,642
4.30%, 03/08/26	1,180	1,180,861
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	2,489	2,504,028
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	2,080	2,096,246
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	1,315	1,332,521
4.95%, 03/31/30	1,910	1,956,653
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	1,315	1,336,944
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	1,902	1,931,926
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	1,125	1,165,814
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	1,605	1,636,271
5.89%, 08/14/27, (1-day SOFR + 1.57%)(b)	2,007	2,032,049
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	1,540	1,603,631
7.34%, 11/03/26, (1-day SOFR + 3.03%)(b)	1,410	1,410,000
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	1,470	1,556,050
HSBC USA Inc.
4.65%, 06/03/28(a)	910	921,465
5.29%, 03/04/27	1,290	1,310,336
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	569	527,125
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)(b)	527	528,776
6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	850	892,443
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	490	492,289
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	635	640,612
5.65%, 01/10/30(a)	705	736,388
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.01%)(b)	680	672,757
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.95%, 03/29/27	$935	$932,243
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	785	782,636
4.05%, 04/09/29	755	749,402
4.55%, 10/02/28	985	995,064
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	490	496,429
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	1,185	1,222,127
6.08%, 09/11/27, (1-day SOFR + 1.56%)(b)	945	959,264
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.7%)(a)(b)	1,498	1,485,194
1.05%, 11/19/26, (1-day SOFR + 0.80%)(b)	2,085	2,082,163
1.47%, 09/22/27, (1-day SOFR + 0.77%)(b)	2,230	2,177,299
1.58%, 04/22/27, (1-day SOFR + 0.89%)(b)	2,890	2,854,449
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	1,645	1,563,487
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	1,210	1,174,527
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	2,605	2,462,993
2.95%, 10/01/26	2,420	2,398,212
2.95%, 02/24/28, (1-day SOFR + 1.17%)(b)	1,457	1,435,107
3.20%, 06/15/26	1,325	1,318,395
3.30%, 04/01/26	1,640	1,635,148
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	1,853	1,828,594
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	1,930	1,913,012
3.63%, 12/01/27	975	966,421
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	2,002	1,968,059
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	2,305	2,294,689
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.51%)(b)	1,850	1,847,948
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	1,838	1,832,701
4.13%, 12/15/26	1,435	1,435,386
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	2,040	2,042,806
4.25%, 10/01/27	1,345	1,352,392
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	2,515	2,522,740
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	2,080	2,095,341
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	1,660	1,671,921
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	1,615	1,632,673
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	1,000	1,012,499
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	2,855	2,889,665
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	1,680	1,708,832
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	1,685	1,709,027
5.00%, 07/22/30, (1-day SOFR + 0.13%)(b)	2,215	2,271,237
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	2,010	2,058,337
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)	2,085	2,106,147
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	2,020	2,079,342
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	2,045	2,086,280
5.58%, 04/22/30, (1-day SOFR + 0.16%)(b)	2,197	2,292,044
6.07%, 10/22/27, (1-day SOFR + 1.33%)(b)	1,560	1,587,778
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	1,825	1,923,069
7.63%, 10/15/26	350	361,377
8.00%, 04/29/27	390	412,180
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	2,275	2,301,592
KeyBank NA
3.40%, 05/20/26	295	293,496
4.70%, 01/26/26	250	250,096
Security	Par (000)	Value
Banks (continued)
5.85%, 11/15/27	$570	$586,536
KeyCorp
2.25%, 04/06/27	147	142,977
2.55%, 10/01/29	585	548,283
4.10%, 04/30/28	665	663,234
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.85%)(b)	770	759,311
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	1,365	1,347,606
3.75%, 01/11/27	795	791,910
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	682	677,768
4.38%, 03/22/28	1,415	1,421,494
4.55%, 08/16/28	1,190	1,201,461
4.58%, 12/10/25	763	762,717
4.65%, 03/24/26	992	993,183
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	870	882,163
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	935	950,527
5.46%, 01/05/28, (1-year CMT + 1.38%)(b)	1,085	1,099,770
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	615	643,322
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	960	995,085
5.99%, 08/07/27, (1-year CMT + 1.48%)(b)	1,355	1,372,158
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(b)	310	311,068
4.83%, 01/16/29, (1-day SOFR + 0.93%)(b)	380	384,708
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(b)	715	773,857
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250	246,362
4.65%, 01/27/26	662	662,506
4.70%, 01/27/28	915	925,743
4.76%, 07/06/28, (1-day SOFR + 0.95%)(b)	445	449,213
5.40%, 11/21/25	335	335,261
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.75%)(b)	1,615	1,584,289
1.64%, 10/13/27, (1-year CMT + 0.67%)(b)	945	922,390
2.05%, 07/17/30	1,000	904,069
2.34%, 01/19/28, (1-year CMT + 0.83%)(b)	1,100	1,076,085
2.56%, 02/25/30	870	811,692
2.76%, 09/13/26(a)	737	729,207
3.20%, 07/18/29	1,330	1,282,277
3.29%, 07/25/27	740	731,296
3.68%, 02/22/27(a)	645	642,458
3.74%, 03/07/29	1,145	1,131,969
3.85%, 03/01/26	1,666	1,664,754
3.96%, 03/02/28	997	995,894
4.05%, 09/11/28(a)	680	680,424
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	695	694,097
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	1,020	1,034,421
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	525	538,204
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	675	697,095
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	1,035	1,057,245
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	760	781,109
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.67%)(b)	1,165	1,145,886
1.55%, 07/09/27, (1-year CMT + 0.75%)(b)	714	701,028
2.84%, 09/13/26	645	638,388
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	400	379,316
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	625	599,821
3.17%, 09/11/27	735	724,203
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	420	405,826
3.66%, 02/28/27	245	243,741
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.02%, 03/05/28	$965	$964,939
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)(b)	805	805,343
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	450	465,718
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	450	466,180
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)(b)	760	777,916
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	835	864,960
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	1,230	1,279,199
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.72%)(b)	1,955	1,948,105
1.51%, 07/20/27, (1-day SOFR + 0.86%)(b)	2,580	2,530,338
1.59%, 05/04/27, (1-day SOFR + 0.88%)(b)	2,852	2,813,760
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	1,940	1,900,829
3.13%, 07/27/26(a)	2,325	2,309,269
3.59%, 07/22/28(b)	2,455	2,428,374
3.63%, 01/20/27	2,625	2,615,748
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	2,490	2,467,597
3.88%, 01/27/26	2,390	2,388,264
3.95%, 04/23/27	1,837	1,833,138
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	2,205	2,207,781
4.35%, 09/08/26	2,115	2,119,273
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	2,350	2,362,487
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	2,250	2,275,610
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	1,715	1,746,344
5.00%, 11/24/25	1,702	1,698,426
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	1,765	1,808,452
5.05%, 01/28/27, (1-day SOFR + 1.30%)(b)	1,120	1,121,507
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	2,110	2,152,051
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	1,920	1,962,790
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	1,550	1,591,171
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	1,900	1,959,831
5.65%, 04/13/28, (1-day SOFR +1 0.01%)(b)	1,205	1,229,706
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	1,245	1,298,175
6.25%, 08/09/26	955	970,747
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	1,915	1,991,333
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	1,675	1,775,977
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(b)	1,560	1,555,063
Morgan Stanley Bank N.A.
4.45%, 10/15/27, (1-day SOFR + 0.68%)(b)	1,380	1,383,533
4.75%, 04/21/26	1,340	1,343,112
4.95%, 01/14/28, (1-day SOFR + 1.08%)(b)	1,380	1,392,014
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	880	891,882
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	1,685	1,713,194
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	1,825	1,861,433
5.88%, 10/30/26	1,700	1,728,950
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	1,620	1,627,983
National Australia Bank Ltd./New York
2.50%, 07/12/26	685	677,804
3.38%, 01/14/26	470	469,268
3.91%, 06/09/27	765	765,017
4.31%, 06/13/28	635	641,543
4.50%, 10/26/27	680	687,455
4.53%, 06/13/30	580	590,065
4.75%, 12/10/25	570	570,195
4.79%, 01/10/29	715	731,659
4.90%, 06/13/28	770	788,413
4.90%, 01/14/30	540	557,205
Security	Par (000)	Value
Banks (continued)
4.94%, 01/12/28	$940	$960,093
4.97%, 01/12/26	775	776,295
5.09%, 06/11/27	505	514,418
National Bank of Canada
4.50%, 10/10/29	760	766,890
4.70%, 03/05/27, (1-day SOFR + 0.56%)(b)	525	525,519
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	340	343,430
5.60%, 07/02/27, (1-day SOFR + 1.04%)(b)	359	362,144
5.60%, 12/18/28	725	755,727
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.90%)(b)	1,357	1,335,236
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)(b)	695	683,258
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	985	987,015
4.80%, 04/05/26	1,063	1,065,336
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(b)	1,255	1,273,695
4.96%, 08/15/30, (1-year CMT + 1.22%)(b)	960	978,808
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	1,370	1,398,743
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	705	721,865
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	720	732,489
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	960	998,909
5.85%, 03/02/27, (1-year CMT + 1.35%)(b)	485	487,216
7.47%, 11/10/26, (1-year CMT + 2.85%)(a)(b)	955	955,573
Northern Trust Corp.
1.95%, 05/01/30	540	492,897
3.15%, 05/03/29	325	315,984
3.65%, 08/03/28(a)	400	397,528
4.00%, 05/10/27	315	315,351
PNC Bank N.A.
2.70%, 10/22/29	625	587,950
3.10%, 10/25/27	755	742,354
3.25%, 01/22/28	530	522,915
4.05%, 07/26/28	950	947,520
4.20%, 11/01/25	250	250,000
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	915	919,076
4.54%, 05/13/27, (1-day SOFR + 0.63%)(b)	150	150,220
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26(a)	485	474,552
2.55%, 01/22/30	1,610	1,508,424
2.60%, 07/23/26	710	702,930
3.15%, 05/19/27	520	513,029
3.45%, 04/23/29	1,155	1,131,989
4.76%, 01/26/27, (1-day SOFR Index + 1.09%)(a)(b)	935	935,562
5.10%, 07/23/27, (1-day SOFR + 0.80%)(b)	855	859,912
5.30%, 01/21/28, (1-day SOFR + 1.34%)(b)	730	739,573
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	755	772,987
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	1,325	1,377,920
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,910	1,975,955
6.62%, 10/20/27, (1-day SOFR Index + 1.73%)(b)	895	915,223
Regions Financial Corp.
1.80%, 08/12/28	380	356,219
5.72%, 06/06/30, (1-day SOFR + 1.49%)(b)	515	535,176
Royal Bank of Canada
0.88%, 01/20/26	1,079	1,071,395
1.15%, 07/14/26(a)	1,142	1,120,184
1.20%, 04/27/26	1,452	1,433,357
1.40%, 11/02/26	780	760,272
2.05%, 01/21/27	384	375,391
3.63%, 05/04/27	950	945,724
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	775	773,301
4.24%, 08/03/27	980	985,002
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	$950	$956,498
4.51%, 10/18/27, (1-day SOFR Index + 1.72%)(b)	660	662,148
4.52%, 10/18/28, (1-day SOFR Index + 1.86%)(b)	720	726,166
4.65%, 01/27/26	1,004	1,004,602
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(b)	1,000	1,011,232
4.72%, 03/27/28, (1-day SOFR Index + 1.81%)(b)	830	837,384
4.88%, 01/12/26	630	630,788
4.88%, 01/19/27	1,055	1,066,403
4.90%, 01/12/28	615	627,273
4.95%, 02/01/29	940	965,320
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	1,210	1,229,707
4.97%, 08/02/30, (1-day SOFR + 1.00%)(b)	645	659,498
5.07%, 07/23/27, (1-day SOFR + 0.79%)(b)	1,130	1,137,078
5.20%, 07/20/26	1,005	1,013,661
5.20%, 08/01/28	790	813,680
6.00%, 11/01/27	1,055	1,096,229
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(b)	725	707,850
3.24%, 10/05/26	570	565,821
4.40%, 07/13/27	847	847,893
5.35%, 09/06/30, (1-day SOFR + 1.94%)(b)	740	753,940
5.47%, 03/20/29, (1-day SOFR + 1.61%)(b)	630	640,937
6.12%, 05/31/27, (1-day SOFR + 1.23%)(b)	280	282,415
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	770	801,465
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	765	796,033
6.57%, 06/12/29, (1-day SOFR + 2.70%)(b)	370	386,612
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.99%)(b)	645	634,516
2.47%, 01/11/28, (1-day SOFR + 1.22%)(b)	408	399,105
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(b)	730	722,535
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(b)	1,000	997,407
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(b)	755	763,571
6.53%, 01/10/29, (1-day SOFR + 2.60%)(b)	935	977,188
6.83%, 11/21/26, (1-day SOFR + 2.75%)(b)	985	986,070
Standard Chartered Bank/New York, 4.85%, 12/03/27	255	259,757
State Street Bank & Trust Co.
4.59%, 11/25/26	670	674,360
4.78%, 11/23/29(a)	685	703,708
State Street Corp.
2.40%, 01/24/30(a)	685	643,452
2.65%, 05/19/26	412	408,943
4.33%, 10/22/27	830	837,383
4.54%, 02/28/28	835	845,698
4.73%, 02/28/30	560	572,738
4.83%, 04/24/30(a)	805	826,519
4.99%, 03/18/27	942	955,195
5.27%, 08/03/26	1,585	1,597,918
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	614	610,492
1.40%, 09/17/26(a)	1,485	1,451,671
1.90%, 09/17/28	1,575	1,480,929
2.13%, 07/08/30	1,490	1,352,018
2.14%, 09/23/30	500	449,168
2.17%, 01/14/27	240	234,813
2.47%, 01/14/29	680	647,199
2.63%, 07/14/26	1,760	1,742,711
2.72%, 09/27/29(a)	415	392,862
2.75%, 01/15/30	1,205	1,132,402
3.01%, 10/19/26	1,045	1,035,420
3.04%, 07/16/29	1,945	1,863,012
Security	Par (000)	Value
Banks (continued)
3.35%, 10/18/27	$525	$518,480
3.36%, 07/12/27	1,300	1,287,740
3.45%, 01/11/27	870	864,281
3.54%, 01/17/28	615	608,518
3.78%, 03/09/26(a)	1,035	1,033,878
3.94%, 07/19/28	585	583,886
4.31%, 10/16/28(a)	475	478,648
5.24%, 04/15/30	515	533,840
5.32%, 07/09/29	615	636,979
5.46%, 01/13/26	1,302	1,305,066
5.52%, 01/13/28	1,415	1,459,126
5.71%, 01/13/30	915	964,088
5.72%, 09/14/28	870	906,941
5.80%, 07/13/28	603	629,739
5.85%, 07/13/30	200	212,936
5.88%, 07/13/26(a)	647	654,916
Synchrony Bank, 5.63%, 08/23/27	250	255,037
Synovus Bank, 5.63%, 02/15/28	310	316,362
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	789	784,495
1.20%, 06/03/26	1,175	1,155,789
1.25%, 09/10/26(a)	1,340	1,309,864
1.95%, 01/12/27(a)	535	522,729
2.80%, 03/10/27	905	890,353
4.11%, 06/08/27	1,215	1,215,982
4.11%, 10/13/28	525	524,558
4.57%, 12/17/26	880	884,835
4.57%, 06/02/28	510	515,586
4.69%, 09/15/27	1,210	1,224,065
4.78%, 12/17/29	750	765,587
4.81%, 06/03/30	895	912,687
4.86%, 01/31/28	970	985,361
4.98%, 04/05/27	700	709,042
4.99%, 04/05/29	645	661,205
5.10%, 01/09/26	600	600,872
5.16%, 01/10/28	980	1,001,493
5.26%, 12/11/26	460	465,796
5.52%, 07/17/28	1,030	1,066,268
5.53%, 07/17/26(a)	1,770	1,789,501
Truist Bank
2.25%, 03/11/30	965	881,186
3.30%, 05/15/26	380	378,166
3.80%, 10/30/26	665	662,567
4.05%, 11/03/25	318	318,000
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	1,000	995,840
4.42%, 07/24/28, (1-day SOFR + 0.77%)(b)	1,140	1,144,201
4.63%, 09/17/29, (5-year CMT + 1.15%)(b)	605	606,406
4.67%, 05/20/27, (1-day SOFR + 0.59%)(b)	420	420,845
Truist Financial Corp.
1.13%, 08/03/27	535	508,553
1.27%, 03/02/27, (1-day SOFR + 0.61%)(b)	973	963,173
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	760	716,049
1.95%, 06/05/30	585	527,388
3.88%, 03/19/29	610	600,967
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	597	596,981
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	1,140	1,155,171
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	1,250	1,291,404
6.05%, 06/08/27, (1-day SOFR + 2.05%)(b)	1,080	1,090,965
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	1,478	1,596,797
U.S. Bancorp
1.38%, 07/22/30	957	841,053
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	$980	$956,823
3.00%, 07/30/29	802	768,424
3.10%, 04/27/26	660	656,761
3.90%, 04/26/28(a)	650	648,921
3.95%, 11/17/25	380	379,921
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	1,502	1,512,020
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	1,275	1,287,022
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	981	1,007,929
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	1,172	1,210,886
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	1,355	1,407,398
6.79%, 10/26/27, (1-day SOFR + 1.88%)(a)(b)	780	799,127
Series V, 2.38%, 07/22/26	979	968,621
Series X, 3.15%, 04/27/27	1,005	992,872
U.S. Bank NA/Cincinnati OH
4.51%, 10/22/27, (1-day SOFR + 0.69%)(b)	1,095	1,098,645
4.73%, 05/15/28, (1-day SOFR + 0.91%)(b)	380	383,187
UBS AG/London
1.25%, 06/01/26(a)	727	715,947
5.65%, 09/11/28	1,105	1,153,274
UBS AG/Stamford CT
1.25%, 08/07/26	1,170	1,146,322
4.86%, 01/10/28, (1-day SOFR + 0.72%)(b)	870	876,803
5.00%, 07/09/27	808	824,602
7.50%, 02/15/28	1,883	2,025,430
UBS Group AG, 4.55%, 04/17/26	1,550	1,552,894
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	2,665	2,592,630
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	2,750	2,606,396
3.00%, 04/22/26	2,483	2,471,310
3.00%, 10/23/26	3,000	2,972,300
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(b)	2,160	2,146,024
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	3,250	3,221,993
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	2,455	2,433,419
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	2,175	2,168,073
4.10%, 06/03/26	2,132	2,130,389
4.15%, 01/24/29	2,040	2,040,906
4.30%, 07/22/27	2,005	2,010,151
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	2,442	2,468,061
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	1,745	1,775,953
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	2,200	2,262,596
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)(b)	3,280	3,395,587
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	2,615	2,671,374
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	2,210	2,337,547
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	1,940	1,956,262
Wells Fargo Bank NA
4.81%, 01/15/26	1,225	1,225,714
5.25%, 12/11/26	1,780	1,803,277
5.45%, 08/07/26	1,890	1,908,193
Westpac Banking Corp.
1.15%, 06/03/26	1,203	1,183,346
1.95%, 11/20/28	940	886,473
2.65%, 01/16/30	470	444,637
2.70%, 08/19/26	605	599,282
2.85%, 05/13/26	1,160	1,152,916
3.35%, 03/08/27	590	585,987
3.40%, 01/25/28(a)	725	717,587
4.04%, 08/26/27	525	526,870
Security	Par (000)	Value
Banks (continued)
4.35%, 07/01/30(a)	$665	$671,659
4.60%, 10/20/26	405	407,531
5.05%, 04/16/29	550	569,124
5.20%, 04/16/26	550	553,234
5.46%, 11/18/27	925	952,955
5.51%, 11/17/25	562	562,183
5.54%, 11/17/28	945	988,063
Zions Bancorp N.A.
3.25%, 10/29/29	250	232,482
4.70%, 08/18/28, (1-day SOFR + 1.16%)(b)	435	434,652
		733,424,084
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	335	334,725
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	1,375	1,341,587
4.75%, 01/23/29	2,309	2,357,792
Coca-Cola Co. (The)
1.00%, 03/15/28	1,010	947,709
1.45%, 06/01/27	1,190	1,148,207
1.50%, 03/05/28	605	575,179
1.65%, 06/01/30	1,140	1,027,975
2.13%, 09/06/29	775	726,948
2.90%, 05/25/27	390	384,873
3.38%, 03/25/27	795	791,192
3.45%, 03/25/30	1,031	1,006,101
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	590	611,148
Constellation Brands Inc.
2.88%, 05/01/30	260	243,303
3.15%, 08/01/29	700	673,000
3.50%, 05/09/27	400	396,232
3.60%, 02/15/28	575	568,331
3.70%, 12/06/26(a)	491	489,047
4.35%, 05/09/27	480	481,454
4.40%, 11/15/25	549	549,055
4.65%, 11/15/28	365	369,398
4.80%, 05/01/30	410	415,814
Diageo Capital PLC
2.00%, 04/29/30	790	720,771
2.38%, 10/24/29	745	698,430
3.88%, 05/18/28	420	418,791
5.30%, 10/24/27	610	624,456
5.38%, 10/05/26	20	20,236
Diageo Investment Corp., 5.13%, 08/15/30	600	622,149
Keurig Dr Pepper Inc.
3.20%, 05/01/30	575	544,149
3.40%, 11/15/25	432	431,762
3.95%, 04/15/29	825	813,346
4.35%, 05/15/28	310	310,107
4.60%, 05/25/28	930	935,421
4.60%, 05/15/30	395	395,808
5.05%, 03/15/29	600	611,458
5.10%, 03/15/27	445	449,207
Molson Coors Beverage Co., 3.00%, 07/15/26	1,670	1,657,223
PepsiCo Inc.
1.63%, 05/01/30	905	815,868
2.38%, 10/06/26(a)	835	824,248
2.63%, 03/19/27	430	423,117
2.63%, 07/29/29	795	757,342
2.75%, 03/19/30	1,230	1,163,662
2.85%, 02/24/26	550	548,310
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.00%, 10/15/27	$555	$547,066
3.60%, 02/18/28	740	736,445
4.10%, 01/15/29	525	527,255
4.30%, 07/23/30	535	539,360
4.40%, 02/07/27	540	543,840
4.45%, 02/07/28	500	506,557
4.45%, 05/15/28	675	685,078
4.50%, 07/17/29	820	836,015
4.55%, 02/13/26	500	500,592
4.60%, 02/07/30	570	583,089
5.13%, 11/10/26	626	632,861
5.25%, 11/10/25	685	685,185
7.00%, 03/01/29	355	388,101
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	490	494,365
		37,430,740
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28	1,045	978,963
2.20%, 02/21/27	1,357	1,324,598
2.45%, 02/21/30	1,010	937,861
2.60%, 08/19/26	1,055	1,042,575
3.00%, 02/22/29(a)	635	612,642
3.20%, 11/02/27	400	393,457
4.05%, 08/18/29	900	895,804
5.15%, 03/02/28	3,112	3,180,342
5.25%, 03/02/30	2,130	2,209,458
Biogen Inc., 2.25%, 05/01/30	1,175	1,074,784
Gilead Sciences Inc.
1.20%, 10/01/27	585	556,621
1.65%, 10/01/30	165	146,690
2.95%, 03/01/27	1,005	992,636
3.65%, 03/01/26(a)	2,288	2,284,828
4.80%, 11/15/29	570	584,693
Illumina Inc.
4.65%, 09/09/26	455	456,469
5.75%, 12/13/27	395	406,086
5.80%, 12/12/25	390	390,134
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	820	726,889
Royalty Pharma PLC
1.75%, 09/02/27	790	756,807
2.20%, 09/02/30	775	698,049
5.15%, 09/02/29	450	461,500
		21,111,886
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.60%, 04/07/27(c)	195	196,213
4.70%, 04/07/28(c)	515	520,942
4.95%, 04/07/30(c)	785	803,553
Carlisle Companies Inc.
2.75%, 03/01/30	605	567,852
3.75%, 12/01/27	325	322,476
Carrier Global Corp.
2.49%, 02/15/27	735	720,261
2.72%, 02/15/30	1,300	1,220,182
CRH SMW Finance DAC
5.13%, 01/09/30(a)	990	1,018,352
5.20%, 05/21/29(a)	630	649,915
Fortune Brands Innovations Inc., 3.25%, 09/15/29	565	541,461
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	$540	$479,949
5.50%, 04/19/29	540	560,984
Martin Marietta Materials Inc.
3.50%, 12/15/27(a)	350	345,900
Series CB, 2.50%, 03/15/30	350	325,903
Masco Corp., 1.50%, 02/15/28	507	476,573
Mohawk Industries Inc.
3.63%, 05/15/30	350	338,050
5.85%, 09/18/28	475	495,417
Owens Corning, 5.50%, 06/15/27	205	209,117
Trane Technologies Financing Ltd., 3.80%, 03/21/29	550	544,520
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	470	467,065
Vulcan Materials Co.
3.50%, 06/01/30	600	580,376
4.95%, 12/01/29	380	389,503
		11,774,564
Chemicals — 0.9%
Air Products and Chemicals Inc.
1.85%, 05/15/27	555	538,551
2.05%, 05/15/30	695	636,163
4.30%, 06/11/28	340	342,843
4.60%, 02/08/29	557	567,027
Albemarle Corp., 4.65%, 06/01/27	557	557,027
Dow Chemical Co. (The)
4.80%, 11/30/28(a)	385	388,822
7.38%, 11/01/29	595	657,459
DuPont de Nemours Inc.
4.49%, 11/15/25	1,470	1,469,688
4.73%, 11/15/28(c)	1,780	1,810,188
Eastman Chemical Co.
4.50%, 12/01/28	415	417,050
5.00%, 08/01/29	525	534,455
Ecolab Inc.
1.65%, 02/01/27	405	393,820
2.70%, 11/01/26	610	602,590
3.25%, 12/01/27(a)	250	246,954
4.30%, 06/15/28	140	141,007
4.80%, 03/24/30	475	487,209
5.25%, 01/15/28	674	691,798
EIDP Inc.
2.30%, 07/15/30	381	351,624
4.50%, 05/15/26	610	610,787
FMC Corp.
3.20%, 10/01/26	300	295,546
3.45%, 10/01/29	375	349,073
Linde Inc./CT
1.10%, 08/10/30	535	467,287
3.20%, 01/30/26(a)	548	546,612
LYB International Finance II BV, 3.50%, 03/02/27	330	326,895
LYB International Finance III LLC, 2.25%, 10/01/30	350	312,651
Mosaic Co. (The), 4.05%, 11/15/27	570	568,778
Nutrien Ltd.
2.95%, 05/13/30	365	344,173
4.20%, 04/01/29	570	569,117
4.90%, 03/27/28	595	605,089
5.95%, 11/07/25	305	305,028
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26	$457	$452,124
3.75%, 03/15/28	465	461,251
Sherwin-Williams Co. (The)
2.30%, 05/15/30	385	353,849
2.95%, 08/15/29	610	582,717
3.45%, 06/01/27	1,170	1,158,999
4.30%, 08/15/28	395	397,151
4.50%, 08/15/30	375	377,769
Westlake Corp., 3.60%, 08/15/26	695	690,884
		20,610,055
Commercial Services — 1.0%
Automatic Data Processing Inc.
1.25%, 09/01/30	740	650,711
1.70%, 05/15/28	775	735,116
Block Financial LLC
2.50%, 07/15/28	420	399,379
3.88%, 08/15/30	500	482,930
Cintas Corp. No. 2, 3.70%, 04/01/27	555	552,911
Equifax Inc.
3.10%, 05/15/30	420	396,408
4.80%, 09/15/29	490	496,696
5.10%, 12/15/27	570	579,692
5.10%, 06/01/28	545	555,992
Global Payments Inc.
1.20%, 03/01/26	941	932,337
2.15%, 01/15/27	607	591,504
2.90%, 05/15/30	828	762,577
3.20%, 08/15/29(a)	980	926,133
4.80%, 04/01/26	656	656,266
4.95%, 08/15/27	380	383,658
5.30%, 08/15/29	395	401,681
GXO Logistics Inc., 6.25%, 05/06/29	477	501,475
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	305	306,602
Moody's Corp., 3.25%, 01/15/28	400	393,274
PayPal Holdings Inc.
2.30%, 06/01/30	810	746,526
2.65%, 10/01/26	1,057	1,044,743
2.85%, 10/01/29	1,175	1,120,150
3.90%, 06/01/27	370	369,537
Quanta Services Inc.
2.90%, 10/01/30	529	494,748
4.30%, 08/09/28	300	301,333
4.75%, 08/09/27	365	369,289
RELX Capital Inc.
3.00%, 05/22/30	535	506,662
4.00%, 03/18/29	630	626,861
4.75%, 03/27/30	650	663,146
S&P Global Inc.
1.25%, 08/15/30	464	405,184
2.45%, 03/01/27	985	965,492
2.50%, 12/01/29(a)	435	408,708
2.70%, 03/01/29	997	954,851
2.95%, 01/22/27	405	400,192
4.25%, 05/01/29	745	748,607
4.75%, 08/01/28	530	539,972
Verisk Analytics Inc.
4.13%, 03/15/29	435	433,713
4.50%, 08/15/30	625	627,377
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30	$300	$269,245
		22,701,678
Computers — 2.7%
Accenture Capital Inc.
3.90%, 10/04/27	565	566,178
4.05%, 10/04/29	960	958,293
Apple Inc.
0.70%, 02/08/26	2,000	1,983,285
1.25%, 08/20/30(a)	380	335,313
1.40%, 08/05/28	1,905	1,787,357
1.65%, 05/11/30	1,425	1,290,185
2.05%, 09/11/26	2,155	2,122,755
2.20%, 09/11/29	1,390	1,305,869
2.45%, 08/04/26(a)	1,910	1,889,632
2.90%, 09/12/27	1,565	1,539,435
3.00%, 06/20/27(a)	1,105	1,091,750
3.00%, 11/13/27	1,294	1,276,968
3.20%, 05/11/27(a)	1,730	1,716,324
3.25%, 02/23/26	2,660	2,655,894
3.25%, 08/08/29	795	778,693
3.35%, 02/09/27	2,055	2,043,683
4.00%, 05/10/28	1,170	1,175,724
4.00%, 05/12/28	780	783,520
4.15%, 05/10/30	620	626,804
4.20%, 05/12/30	750	756,337
CGI Inc.
1.45%, 09/14/26	30	29,325
4.95%, 03/14/30(c)	530	537,659
Dell International LLC/EMC Corp.
4.15%, 02/15/29	675	673,193
4.35%, 02/01/30	560	559,620
4.75%, 04/01/28	805	816,279
4.90%, 10/01/26	1,440	1,448,324
5.00%, 04/01/30	815	834,312
5.25%, 02/01/28	740	756,890
5.30%, 10/01/29	1,300	1,342,570
6.02%, 06/15/26(a)	390	392,767
6.10%, 07/15/27(a)	355	365,147
6.20%, 07/15/30	570	609,915
DXC Technology Co.
1.80%, 09/15/26(a)	605	592,520
2.38%, 09/15/28(a)	520	490,441
Fortinet Inc., 1.00%, 03/15/26	455	449,392
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	675	668,306
4.05%, 09/15/27	575	573,792
4.15%, 09/15/28	575	573,910
4.40%, 09/25/27	1,045	1,048,998
4.40%, 10/15/30	575	570,310
4.45%, 09/25/26	1,065	1,068,307
4.55%, 10/15/29	1,310	1,316,876
5.25%, 07/01/28	475	487,595
HP Inc.
1.45%, 06/17/26	482	473,882
3.00%, 06/17/27	805	790,477
3.40%, 06/17/30(a)	385	367,617
4.00%, 04/15/29	800	790,906
4.75%, 01/15/28	695	703,286
5.40%, 04/25/30	390	404,692
IBM International Capital Pte Ltd.
4.60%, 02/05/27	397	399,422
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.60%, 02/05/29	$455	$461,548
4.70%, 02/05/26	640	640,740
International Business Machines Corp.
1.70%, 05/15/27	977	944,444
1.95%, 05/15/30(a)	1,082	982,211
2.20%, 02/09/27	525	513,374
3.30%, 05/15/26	2,400	2,391,172
3.30%, 01/27/27	407	403,594
3.45%, 02/19/26(a)	1,119	1,117,425
3.50%, 05/15/29	2,445	2,393,658
4.15%, 07/27/27	585	587,704
4.50%, 02/06/26	630	630,284
4.50%, 02/06/28	810	817,904
4.65%, 02/10/28	735	745,327
4.80%, 02/10/30	780	797,910
Kyndryl Holdings Inc.
2.05%, 10/15/26	575	562,796
2.70%, 10/15/28	290	276,951
Leidos Inc., 4.38%, 05/15/30	520	518,382
NetApp Inc.
2.38%, 06/22/27	445	432,846
2.70%, 06/22/30	520	482,565
Teledyne FLIR LLC, 2.50%, 08/01/30	425	392,160
Western Digital Corp., 2.85%, 02/01/29	300	284,010
		63,197,734
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/27	385	380,823
4.20%, 05/01/30	455	458,965
4.60%, 03/01/28	397	403,624
4.80%, 03/02/26	657	658,762
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	535	499,148
2.60%, 04/15/30	530	495,234
3.15%, 03/15/27	315	311,352
4.38%, 05/15/28(a)	535	539,029
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,565	1,549,854
3.38%, 03/24/29	840	818,038
Kenvue Inc.
5.00%, 03/22/30	783	802,856
5.05%, 03/22/28	780	795,948
5.35%, 03/22/26(a)	640	642,148
Procter & Gamble Co. (The)
1.00%, 04/23/26	752	742,371
1.20%, 10/29/30	960	841,666
1.90%, 02/01/27	780	762,590
2.45%, 11/03/26	670	661,257
2.70%, 02/02/26	530	528,596
2.80%, 03/25/27(a)	410	404,560
2.85%, 08/11/27	595	586,486
3.00%, 03/25/30	1,195	1,148,644
3.95%, 01/26/28	405	407,078
4.05%, 05/01/30	600	602,507
4.10%, 01/26/26	560	559,860
4.15%, 10/24/29	395	399,927
4.35%, 01/29/29	520	528,286
Unilever Capital Corp.
1.38%, 09/14/30	400	353,480
2.00%, 07/28/26(a)	620	611,787
2.13%, 09/06/29	652	609,739
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.90%, 05/05/27	$823	$812,174
3.50%, 03/22/28	1,015	1,006,869
4.25%, 08/12/27	330	332,358
4.88%, 09/08/28	555	569,715
		20,825,731
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	595	614,777
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	830	824,769
2.45%, 10/29/26	3,000	2,953,245
3.00%, 10/29/28	2,905	2,803,425
3.65%, 07/21/27	825	817,544
3.88%, 01/23/28	460	456,733
4.38%, 11/15/30	325	323,104
4.45%, 04/03/26	380	380,248
4.63%, 10/15/27	490	493,717
4.63%, 09/10/29	1,010	1,018,390
4.88%, 04/01/28	605	614,304
5.10%, 01/19/29	620	633,840
5.75%, 06/06/28(a)	792	819,953
6.10%, 01/15/27	635	647,809
6.15%, 09/30/30	600	642,046
6.45%, 04/15/27	1,204	1,239,764
Air Lease Corp.
1.88%, 08/15/26	987	969,490
2.10%, 09/01/28	410	384,087
2.20%, 01/15/27	655	638,519
3.00%, 02/01/30(a)	510	475,569
3.25%, 10/01/29	370	351,828
3.63%, 04/01/27	353	349,442
3.63%, 12/01/27	415	408,501
3.75%, 06/01/26	650	647,639
4.63%, 10/01/28	320	320,961
5.10%, 03/01/29	390	395,561
5.30%, 06/25/26	500	503,264
5.30%, 02/01/28(a)	588	597,392
5.85%, 12/15/27	585	601,298
Aircastle Ltd., 4.25%, 06/15/26	660	659,894
Ally Financial Inc.
2.20%, 11/02/28	535	499,345
4.75%, 06/09/27(a)	390	392,259
7.10%, 11/15/27	415	435,260
American Express Co.
1.65%, 11/04/26	712	695,526
2.55%, 03/04/27	1,205	1,183,517
3.13%, 05/20/26(a)	515	512,622
3.30%, 05/03/27	1,125	1,114,755
4.05%, 05/03/29	702	704,485
4.90%, 02/13/26	770	770,899
5.85%, 11/05/27	1,105	1,144,039
Ameriprise Financial Inc.
2.88%, 09/15/26	515	510,122
5.70%, 12/15/28	530	554,165
Ares Management Corp., 6.38%, 11/10/28	405	426,714
BGC Group Inc.
6.15%, 04/02/30	555	572,667
6.60%, 06/10/29	305	317,430
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc.
3.90%, 01/25/28	$980	$973,265
4.25%, 06/02/26	488	488,152
4.35%, 04/15/30	625	626,519
4.85%, 03/29/29	835	848,824
Capital One Financial Corp.
3.65%, 05/11/27	535	530,998
3.75%, 07/28/26	933	929,664
3.75%, 03/09/27	822	817,679
3.80%, 01/31/28	990	982,785
4.10%, 02/09/27	295	294,486
4.50%, 01/30/26(a)	345	345,040
Cboe Global Markets Inc., 3.65%, 01/12/27	665	662,217
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,090	1,077,879
1.15%, 05/13/26(a)	724	713,067
2.00%, 03/20/28(a)	1,070	1,024,347
2.45%, 03/03/27	1,230	1,205,110
3.20%, 03/02/27	520	514,472
3.20%, 01/25/28	640	629,237
3.25%, 05/22/29	505	490,557
3.30%, 04/01/27	640	634,054
4.00%, 02/01/29	470	470,693
4.63%, 03/22/30(a)	410	417,970
5.88%, 08/24/26	955	967,583
CME Group Inc.
3.75%, 06/15/28	490	490,611
4.40%, 03/15/30	630	637,209
Intercontinental Exchange Inc.
2.10%, 06/15/30	1,005	915,953
3.10%, 09/15/27	449	442,330
3.63%, 09/01/28	785	776,587
3.75%, 12/01/25	1,040	1,039,406
3.75%, 09/21/28	510	506,219
4.00%, 09/15/27(a)	1,235	1,237,290
4.35%, 06/15/29	1,007	1,015,431
Jefferies Financial Group Inc.
4.15%, 01/23/30	785	767,192
4.85%, 01/15/27	700	701,816
5.88%, 07/21/28	825	856,902
Lazard Group LLC
4.38%, 03/11/29	430	429,369
4.50%, 09/19/28	495	497,325
LPL Holdings Inc.
4.90%, 04/03/28(a)	330	333,931
5.15%, 06/15/30	395	402,432
5.20%, 03/15/30	600	612,655
5.70%, 05/20/27	310	315,838
6.75%, 11/17/28	620	660,829
Marex Group PLC
5.83%, 05/08/28	455	460,392
6.40%, 11/04/29	455	467,751
Mastercard Inc.
2.95%, 11/21/26	620	614,894
2.95%, 06/01/29	792	765,607
3.30%, 03/26/27	760	754,409
3.35%, 03/26/30	1,195	1,164,192
3.50%, 02/26/28	395	392,149
4.10%, 01/15/28	580	582,986
4.88%, 03/09/28(a)	580	595,004
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
3.85%, 06/30/26(a)	$408	$407,387
5.35%, 06/28/28	883	910,550
Nomura Holdings Inc.
1.65%, 07/14/26(a)	1,088	1,070,213
2.17%, 07/14/28	840	795,005
2.33%, 01/22/27	1,010	987,020
2.68%, 07/16/30	790	726,993
2.71%, 01/22/29	295	280,648
3.10%, 01/16/30(a)	1,175	1,111,215
4.90%, 07/01/30	600	608,372
5.39%, 07/06/27	425	432,475
5.59%, 07/02/27	465	474,856
5.61%, 07/06/29	545	566,883
5.71%, 01/09/26	435	435,913
5.84%, 01/18/28	455	469,882
6.07%, 07/12/28	735	768,143
ORIX Corp.
3.70%, 07/18/27(a)	175	173,783
4.45%, 09/09/30	300	299,636
4.65%, 09/10/29	545	552,384
5.00%, 09/13/27	602	611,541
Raymond James Financial Inc., 4.65%, 04/01/30	420	427,266
Synchrony Financial
3.70%, 08/04/26	142	141,512
3.95%, 12/01/27(a)	700	693,781
5.15%, 03/19/29	460	466,075
Visa Inc.
0.75%, 08/15/27	350	332,342
1.90%, 04/15/27	1,245	1,211,750
2.05%, 04/15/30(a)	1,205	1,111,252
2.75%, 09/15/27	580	569,285
3.15%, 12/14/25	2,300	2,297,401
		84,821,011
Electric — 4.6%
AEP Texas Inc.
3.95%, 06/01/28	400	397,832
5.45%, 05/15/29	365	378,678
Series I, 2.10%, 07/01/30(a)	450	408,275
AES Corp. (The)
1.38%, 01/15/26	632	627,949
5.45%, 06/01/28	830	844,176
Alabama Power Co.
3.75%, 09/01/27	440	438,644
Series 20-A, 1.45%, 09/15/30	370	325,797
Ameren Corp.
1.95%, 03/15/27	400	388,586
5.00%, 01/15/29(a)	425	435,087
5.70%, 12/01/26	455	461,597
American Electric Power Co. Inc.
5.20%, 01/15/29	815	840,357
5.75%, 11/01/27	375	386,200
Series J, 4.30%, 12/01/28	465	467,239
Avangrid Inc., 3.80%, 06/01/29	690	678,630
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	485	476,457
3.70%, 07/15/30	845	829,109
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	410	419,238
5.20%, 10/01/28	410	422,540
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Inc.
1.45%, 06/01/26	$445	$437,804
5.40%, 06/01/29	505	522,766
Commonwealth Edison Co.
2.55%, 06/15/26	430	426,255
3.70%, 08/15/28	445	442,425
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	345	341,285
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	425	411,513
Series D, 4.00%, 12/01/28	380	380,107
Constellation Energy Generation LLC, 5.60%, 03/01/28	605	625,229
Consumers Energy Co.
4.60%, 05/30/29	455	462,420
4.70%, 01/15/30	555	566,786
4.90%, 02/15/29(a)	415	425,704
Dominion Energy Inc.
4.25%, 06/01/28	400	401,118
4.60%, 05/15/28(a)	745	752,823
5.00%, 06/15/30(a)	630	646,691
Series A, 1.45%, 04/15/26	525	518,691
Series C, 3.38%, 04/01/30	1,161	1,115,630
DTE Electric Co.
2.25%, 03/01/30(a)	440	407,358
4.85%, 12/01/26	355	358,677
Series A, 1.90%, 04/01/28	575	547,567
DTE Energy Co.
2.85%, 10/01/26	525	519,394
4.88%, 06/01/28	670	681,220
4.95%, 07/01/27	745	754,162
5.10%, 03/01/29	955	978,728
5.20%, 04/01/30	905	932,900
Duke Energy Carolinas LLC
2.45%, 02/01/30	375	350,519
3.95%, 11/15/28	715	715,586
Duke Energy Corp.
2.45%, 06/01/30(a)	645	595,415
2.65%, 09/01/26	1,440	1,422,993
3.15%, 08/15/27	602	592,607
3.40%, 06/15/29	430	418,378
4.30%, 03/15/28	695	696,953
4.85%, 01/05/27	315	317,759
4.85%, 01/05/29	465	473,899
5.00%, 12/08/25	410	410,338
5.00%, 12/08/27	380	386,405
Duke Energy Florida LLC
1.75%, 06/15/30	355	319,114
2.50%, 12/01/29	620	584,225
3.20%, 01/15/27	460	456,331
3.80%, 07/15/28(a)	432	430,904
Duke Energy Progress LLC
3.45%, 03/15/29	535	525,689
3.70%, 09/01/28	405	402,467
4.35%, 03/06/27	120	120,668
Edison International
4.13%, 03/15/28	415	409,523
5.25%, 11/15/28	470	473,216
5.45%, 06/15/29	395	399,217
5.75%, 06/15/27(a)	435	439,999
6.25%, 03/15/30(a)	435	451,509
Security	Par (000)	Value
Electric (continued)
6.95%, 11/15/29	$425	$451,337
Emera U.S. Finance LP, 3.55%, 06/15/26	595	592,033
Entergy Arkansas LLC, 3.50%, 04/01/26	500	498,193
Entergy Corp.
1.90%, 06/15/28	530	500,539
2.80%, 06/15/30	450	420,148
2.95%, 09/01/26	588	582,708
Evergy Inc., 2.90%, 09/15/29	645	612,844
Eversource Energy
2.90%, 03/01/27	522	513,187
4.45%, 12/15/30	265	264,281
4.60%, 07/01/27	465	467,639
5.45%, 03/01/28	995	1,020,452
5.95%, 02/01/29	655	685,755
Series O, 4.25%, 04/01/29	385	384,426
Series R, 1.65%, 08/15/30	465	409,529
Exelon Corp.
2.75%, 03/15/27	495	485,929
3.40%, 04/15/26(a)	667	664,207
4.05%, 04/15/30	970	960,793
5.15%, 03/15/28	760	777,187
5.15%, 03/15/29	515	529,577
FirstEnergy Corp.
2.65%, 03/01/30	480	445,519
Series B, 3.90%, 07/15/27	1,145	1,137,820
Florida Power & Light Co.
3.13%, 12/01/25	443	442,671
4.40%, 05/15/28	545	550,724
4.45%, 05/15/26	437	437,662
4.63%, 05/15/30	381	388,773
5.05%, 04/01/28	730	748,976
5.15%, 06/15/29	600	623,208
Fortis Inc./Canada, 3.06%, 10/04/26	605	598,761
Georgia Power Co.
4.00%, 10/01/28	375	374,592
4.55%, 03/15/30(a)	480	488,021
4.65%, 05/16/28(a)	557	565,360
5.00%, 02/23/27(a)	330	334,424
Series B, 2.65%, 09/15/29	515	488,501
Interstate Power and Light Co., 4.10%, 09/26/28	305	304,321
ITC Holdings Corp., 3.35%, 11/15/27	387	381,277
MidAmerican Energy Co., 3.65%, 04/15/29	775	765,470
National Grid PLC, 5.60%, 06/12/28	565	584,484
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	595	584,449
4.12%, 09/16/27	430	431,370
4.45%, 03/13/26	515	515,294
4.75%, 02/07/28	430	435,918
4.80%, 02/05/27	450	453,961
4.80%, 03/15/28	425	431,905
4.85%, 02/07/29	425	434,438
4.95%, 02/07/30	370	380,669
5.15%, 06/15/29	380	393,832
Series D, 4.15%, 08/25/28	400	400,742
Nevada Power Co., Series CC, 3.70%, 05/01/29	355	349,275
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	765	745,572
1.90%, 06/15/28	1,660	1,572,952
2.25%, 06/01/30	1,555	1,422,947
2.75%, 11/01/29	790	748,894
3.50%, 04/01/29	400	391,363
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.55%, 05/01/27	$890	$883,353
4.63%, 07/15/27	985	994,824
4.69%, 09/01/27	370	374,061
4.85%, 02/04/28	445	452,912
4.90%, 02/28/28	937	953,228
4.90%, 03/15/29	695	711,297
4.95%, 01/29/26	785	786,376
5.00%, 02/28/30(a)	485	500,439
5.05%, 03/15/30	775	798,418
NSTAR Electric Co., 3.20%, 05/15/27	535	528,585
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	435	431,083
4.30%, 05/15/28	485	488,200
4.50%, 03/20/27(c)	380	382,650
4.65%, 11/01/29	475	482,411
Pacific Gas and Electric Co.
2.10%, 08/01/27	775	745,392
2.95%, 03/01/26(a)	474	471,473
3.00%, 06/15/28	615	593,189
3.15%, 01/01/26(a)	1,462	1,459,991
3.30%, 12/01/27	890	871,846
3.75%, 07/01/28	704	691,996
4.55%, 07/01/30	2,430	2,414,963
5.00%, 06/04/28(a)	150	152,195
5.55%, 05/15/29	660	679,467
6.10%, 01/15/29	655	683,371
PacifiCorp, 5.10%, 02/15/29(a)	335	343,756
PPL Capital Funding Inc., 3.10%, 05/15/26	645	640,880
Public Service Enterprise Group Inc.
1.60%, 08/15/30	390	342,792
4.90%, 03/15/30	460	469,643
5.20%, 04/01/29	595	613,001
5.85%, 11/15/27	535	553,061
5.88%, 10/15/28	470	491,912
Puget Energy Inc.
2.38%, 06/15/28	410	390,505
4.10%, 06/15/30	505	494,653
San Diego Gas & Electric Co.
2.50%, 05/15/26	495	490,584
4.95%, 08/15/28(a)	470	480,831
Series VVV, 1.70%, 10/01/30	605	535,208
Sempra
3.25%, 06/15/27	540	531,278
3.40%, 02/01/28	835	819,611
3.70%, 04/01/29	465	456,453
5.40%, 08/01/26	615	619,162
Southern California Edison Co.
2.25%, 06/01/30	403	363,547
2.85%, 08/01/29(a)	405	381,578
4.40%, 09/06/26(a)	235	235,426
4.88%, 02/01/27	385	387,221
5.15%, 06/01/29	480	488,677
5.25%, 03/15/30	655	669,578
5.30%, 03/01/28	580	590,825
5.35%, 03/01/26(a)	495	496,603
5.65%, 10/01/28(a)	440	454,818
5.85%, 11/01/27	585	599,829
Series A, 4.20%, 03/01/29(a)	380	375,996
Series D, 4.70%, 06/01/27	470	471,947
Southern Co. (The)
3.25%, 07/01/26	1,490	1,481,470
Security	Par (000)	Value
Electric (continued)
4.85%, 06/15/28	$575	$585,240
5.50%, 03/15/29	795	826,304
Series A, 3.70%, 04/30/30	795	776,626
Southern Power Co., Series A, 4.25%, 10/01/30	375	373,042
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28(a)	455	453,899
Series N, 1.65%, 03/15/26	425	421,015
Tampa Electric Co., 4.90%, 03/01/29	405	414,005
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	320	305,788
Series A, 3.15%, 01/15/26(a)	613	611,438
Series A, 3.50%, 03/15/27	595	590,783
Series A, 3.80%, 04/01/28	475	472,666
Series B, 3.75%, 05/15/27	455	452,883
WEC Energy Group Inc.
1.38%, 10/15/27	300	284,854
2.20%, 12/15/28	360	339,366
4.75%, 01/09/26	775	775,199
Wisconsin Electric Power Co., 4.15%, 10/15/30	335	333,755
Xcel Energy Inc.
1.75%, 03/15/27	395	382,345
2.60%, 12/01/29	335	313,609
3.35%, 12/01/26	357	354,153
3.40%, 06/01/30	420	403,237
4.00%, 06/15/28	502	500,791
		107,225,830
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	594	577,741
1.80%, 10/15/27	350	336,572
1.95%, 10/15/30	390	352,006
2.00%, 12/21/28	815	768,398
		2,034,717
Electronics — 0.9%
Amphenol Corp.
2.80%, 02/15/30	705	666,515
3.80%, 11/15/27	670	667,110
3.90%, 11/15/28	310	308,155
4.13%, 11/15/30	630	624,509
4.35%, 06/01/29	385	387,871
4.38%, 06/12/28	315	317,536
5.05%, 04/05/27	440	446,220
Arrow Electronics Inc.
3.88%, 01/12/28	395	391,403
5.15%, 08/21/29	370	378,082
Avnet Inc.
4.63%, 04/15/26	300	300,085
6.25%, 03/15/28	365	379,151
Flex Ltd.
3.75%, 02/01/26	577	576,404
4.88%, 06/15/29	530	536,060
4.88%, 05/12/30	450	455,410
Fortive Corp., 3.15%, 06/15/26	900	893,583
Honeywell International Inc.
1.10%, 03/01/27	825	794,635
1.95%, 06/01/30	690	626,604
2.50%, 11/01/26	1,330	1,311,373
2.70%, 08/15/29	575	547,915
4.25%, 01/15/29	660	663,208
4.65%, 07/30/27	695	702,994
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.70%, 02/01/30	$830	$846,595
4.88%, 09/01/29	425	437,394
4.95%, 02/15/28	395	403,216
Jabil Inc.
1.70%, 04/15/26	477	471,591
3.60%, 01/15/30	405	391,234
3.95%, 01/12/28	300	298,467
4.25%, 05/15/27	445	445,060
Keysight Technologies Inc.
3.00%, 10/30/29	372	354,047
4.60%, 04/06/27	571	573,591
5.35%, 07/30/30	585	607,611
TD SYNNEX Corp.
1.75%, 08/09/26	585	573,855
2.38%, 08/09/28	445	422,038
4.30%, 01/17/29	325	324,035
Trimble Inc., 4.90%, 06/15/28	485	492,974
Tyco Electronics Group SA, 4.50%, 02/13/26	225	225,164
Vontier Corp.
1.80%, 04/01/26(a)	475	469,978
2.40%, 04/01/28	427	407,040
		19,718,713
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	375	395,483
MasTec Inc., 5.90%, 06/15/29	390	407,556
		803,039
Environmental Control — 0.4%
Republic Services Inc.
2.30%, 03/01/30(a)	450	416,854
2.90%, 07/01/26	575	570,672
3.38%, 11/15/27	395	390,620
3.95%, 05/15/28	650	649,642
4.75%, 07/15/30	330	338,072
4.88%, 04/01/29	620	635,385
Veralto Corp.
5.35%, 09/18/28	580	599,319
5.50%, 09/18/26	690	697,447
Waste Connections Inc.
2.60%, 02/01/30	475	447,128
3.50%, 05/01/29	430	423,002
4.25%, 12/01/28	430	432,545
Waste Management Inc.
0.75%, 11/15/25	498	497,447
1.15%, 03/15/28(a)	459	430,425
3.15%, 11/15/27	535	526,906
4.50%, 03/15/28	805	814,007
4.63%, 02/15/30	595	605,700
4.65%, 03/15/30	540	549,731
4.88%, 02/15/29	625	640,514
4.95%, 07/03/27	560	568,989
		10,234,405
Food — 1.4%
Campbell's Co. (The)
2.38%, 04/24/30	347	317,519
4.15%, 03/15/28	815	814,045
5.20%, 03/19/27	405	410,587
5.20%, 03/21/29	520	533,598
Conagra Brands Inc.
1.38%, 11/01/27	830	783,630
4.60%, 11/01/25	817	817,000
Security	Par (000)	Value
Food (continued)
4.85%, 11/01/28	$1,020	$1,031,120
5.00%, 08/01/30(a)	375	379,871
5.30%, 10/01/26	435	439,332
General Mills Inc.
2.88%, 04/15/30	545	513,177
3.20%, 02/10/27	120	118,666
4.20%, 04/17/28	1,095	1,095,521
4.70%, 01/30/27	865	871,809
4.88%, 01/30/30	625	637,992
5.50%, 10/17/28	395	409,191
Hershey Co. (The)
2.30%, 08/15/26	210	207,379
4.55%, 02/24/28	45	45,731
4.75%, 02/24/30	400	409,287
Hormel Foods Corp.
1.70%, 06/03/28	625	590,245
1.80%, 06/11/30	795	715,081
4.80%, 03/30/27	430	434,679
Ingredion Inc.
2.90%, 06/01/30	465	435,484
3.20%, 10/01/26	225	223,554
J M Smucker Co. (The)
2.38%, 03/15/30	345	319,513
3.38%, 12/15/27	370	365,074
5.90%, 11/15/28(a)	615	644,652
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co., 3.00%, 02/02/29	520	498,485
Kellanova
2.10%, 06/01/30	365	332,054
3.25%, 04/01/26	780	777,611
3.40%, 11/15/27	195	192,608
4.30%, 05/15/28	540	543,723
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,565	1,554,381
3.75%, 04/01/30(a)	585	568,375
3.88%, 05/15/27	1,075	1,069,521
Kroger Co. (The)
2.20%, 05/01/30(a)	390	357,521
2.65%, 10/15/26	725	715,354
3.50%, 02/01/26	440	438,870
3.70%, 08/01/27(a)	315	313,584
4.50%, 01/15/29	500	505,599
McCormick & Co. Inc./MD
0.90%, 02/15/26	451	446,877
2.50%, 04/15/30	400	370,375
3.40%, 08/15/27	560	553,519
Mondelez International Inc.
2.63%, 03/17/27	620	608,062
2.75%, 04/13/30	510	478,746
4.25%, 05/06/28(a)	340	341,303
4.50%, 05/06/30	475	478,795
4.75%, 02/20/29	470	479,580
Sysco Corp.
2.40%, 02/15/30	365	338,376
3.25%, 07/15/27	625	616,394
3.30%, 07/15/26	900	894,464
5.10%, 09/23/30	545	561,704
5.75%, 01/17/29	440	460,092
5.95%, 04/01/30	795	843,023
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27	$1,062	$1,053,568
4.00%, 03/01/26	635	634,235
4.35%, 03/01/29	802	802,315
5.40%, 03/15/29	497	512,779
		31,905,630
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	505	572,077
Gas — 0.3%
Atmos Energy Corp.
2.63%, 09/15/29	445	421,198
3.00%, 06/15/27	190	187,401
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	608	622,979
National Fuel Gas Co., 5.50%, 03/15/30	425	439,196
NiSource Inc.
2.95%, 09/01/29	625	596,796
3.49%, 05/15/27	720	713,739
3.60%, 05/01/30	805	780,173
5.20%, 07/01/29	490	506,072
5.25%, 03/30/28	735	753,040
ONE Gas Inc., 5.10%, 04/01/29	435	448,340
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	505	493,294
Southern California Gas Co.
2.95%, 04/15/27	565	556,078
Series TT, 2.60%, 06/15/26	470	465,550
Series XX, 2.55%, 02/01/30	430	402,809
		7,386,665
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	605	551,138
3.40%, 03/01/26	495	493,748
4.25%, 11/15/28	435	434,576
		1,479,462
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28(a)	500	472,317
1.40%, 06/30/30(a)	500	446,993
3.75%, 11/30/26	1,350	1,348,957
Agilent Technologies Inc.
2.10%, 06/04/30	380	345,444
2.75%, 09/15/29	407	385,647
4.20%, 09/09/27	405	405,519
Baxter International Inc.
1.92%, 02/01/27	1,165	1,131,140
2.27%, 12/01/28	1,030	966,693
2.60%, 08/15/26	685	676,488
3.95%, 04/01/30	379	369,565
Boston Scientific Corp., 2.65%, 06/01/30	935	876,208
DH Europe Finance II SARL, 2.60%, 11/15/29	630	595,156
GE HealthCare Technologies Inc.
4.80%, 08/14/29	840	856,656
5.65%, 11/15/27	1,355	1,394,840
5.86%, 03/15/30	965	1,021,931
Medtronic Global Holdings SCA, 4.25%, 03/30/28	797	801,074
Revvity Inc.
1.90%, 09/15/28	410	383,536
3.30%, 09/15/29	675	647,052
Solventum Corp., 5.40%, 03/01/29	789	814,597
Security	Par (000)	Value
Health Care - Products (continued)
Stryker Corp.
1.95%, 06/15/30	$805	$727,260
3.38%, 11/01/25	625	625,000
3.50%, 03/15/26	785	782,865
3.65%, 03/07/28	470	466,632
4.25%, 09/11/29	630	632,838
4.55%, 02/10/27	435	437,879
4.70%, 02/10/28	540	547,206
4.85%, 12/08/28	490	501,402
4.85%, 02/10/30	600	615,500
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	450	422,580
2.60%, 10/01/29	690	652,361
4.80%, 11/21/27	470	477,328
4.95%, 08/10/26	550	553,958
4.98%, 08/10/30	597	616,780
5.00%, 12/05/26	825	833,232
5.00%, 01/31/29	915	941,581
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	514	512,506
4.70%, 02/19/27	370	372,323
5.05%, 02/19/30	430	442,308
5.35%, 12/01/28	410	423,776
		25,525,128
Health Care - Services — 2.7%
Ascension Health, Series B, 2.53%, 11/15/29	770	726,132
Centene Corp.
2.45%, 07/15/28	1,705	1,586,887
3.00%, 10/15/30	1,500	1,337,658
3.38%, 02/15/30	1,510	1,389,639
4.25%, 12/15/27(a)	2,005	1,976,300
4.63%, 12/15/29	2,695	2,615,476
Cigna Group (The)
1.25%, 03/15/26	467	462,018
2.40%, 03/15/30	1,085	1,003,230
3.05%, 10/15/27	415	407,368
3.40%, 03/01/27	1,080	1,070,844
4.13%, 11/15/25	55	54,998
4.38%, 10/15/28	2,970	2,986,450
4.50%, 02/25/26	741	740,668
4.50%, 09/15/30	760	763,701
5.00%, 05/15/29	820	840,428
CommonSpirit Health
3.35%, 10/01/29	600	579,047
6.07%, 11/01/27	200	206,706
Elevance Health Inc.
1.50%, 03/15/26	665	658,903
2.25%, 05/15/30	880	804,797
2.88%, 09/15/29	655	624,533
3.65%, 12/01/27	1,260	1,250,037
4.00%, 09/15/28	475	472,758
4.10%, 03/01/28(a)	975	974,584
4.75%, 02/15/30	585	596,641
5.15%, 06/15/29	500	515,034
HCA Inc.
3.13%, 03/15/27	781	770,599
3.38%, 03/15/29	415	403,589
3.50%, 09/01/30	2,245	2,150,563
4.13%, 06/15/29	1,595	1,584,191
4.30%, 11/15/30	420	417,689
4.50%, 02/15/27	987	988,378
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.00%, 03/01/28(a)	$525	$534,513
5.20%, 06/01/28	790	808,720
5.25%, 06/15/26	1,202	1,203,277
5.25%, 03/01/30	615	634,816
5.38%, 09/01/26	835	837,747
5.63%, 09/01/28	1,130	1,165,479
5.88%, 02/15/26	1,120	1,125,759
5.88%, 02/01/29	795	827,751
Humana Inc.
1.35%, 02/03/27	557	537,816
3.13%, 08/15/29	300	286,595
3.70%, 03/23/29	575	562,472
3.95%, 03/15/27	330	328,594
4.88%, 04/01/30	420	425,434
5.75%, 03/01/28	295	304,203
5.75%, 12/01/28	355	369,265
ICON Investments Six DAC
5.81%, 05/08/27	415	423,301
5.85%, 05/08/29	635	663,305
IQVIA Inc.
5.70%, 05/15/28	592	610,402
6.25%, 02/01/29	1,025	1,080,042
Kaiser Foundation Hospitals, 3.15%, 05/01/27	425	420,524
Laboratory Corp. of America Holdings
1.55%, 06/01/26	420	414,032
2.95%, 12/01/29	570	541,657
3.60%, 09/01/27	410	407,193
4.35%, 04/01/30	430	430,467
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	483,446
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	590	556,068
3.45%, 06/01/26	495	492,882
4.20%, 06/30/29	415	415,491
4.63%, 12/15/29(a)	500	508,153
UnitedHealth Group Inc.
3.70%, 05/15/27	485	483,440
1.15%, 05/15/26	837	824,498
1.25%, 01/15/26(a)	441	438,349
2.00%, 05/15/30	970	881,965
2.88%, 08/15/29	800	764,906
2.95%, 10/15/27	770	756,216
3.10%, 03/15/26	844	841,096
3.38%, 04/15/27	515	510,659
3.45%, 01/15/27(a)	615	611,244
3.85%, 06/15/28	964	960,237
3.88%, 12/15/28	670	666,963
4.00%, 05/15/29	697	695,063
4.25%, 01/15/29(a)	966	970,792
4.40%, 06/15/28	375	378,563
4.60%, 04/15/27	405	408,291
4.75%, 07/15/26	555	558,187
4.80%, 01/15/30	984	1,006,268
5.25%, 02/15/28	735	754,298
5.30%, 02/15/30(a)	970	1,010,620
Universal Health Services Inc.
1.65%, 09/01/26	625	611,730
4.63%, 10/15/29	390	390,939
		62,883,574
Security	Par (000)	Value
Holding Companies - Diversified — 1.3%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)	$35	$35,450
6.90%, 04/13/29	785	821,407
Ares Capital Corp.
2.15%, 07/15/26	940	925,149
2.88%, 06/15/27	365	355,946
2.88%, 06/15/28	1,040	990,323
3.88%, 01/15/26	1,022	1,020,912
5.50%, 09/01/30	585	588,233
5.88%, 03/01/29	770	787,902
5.95%, 07/15/29	660	676,871
7.00%, 01/15/27	750	770,464
Ares Strategic Income Fund
4.85%, 01/15/29(a)(c)	425	417,621
5.45%, 09/09/28(c)	495	498,123
5.60%, 02/15/30	570	573,538
5.70%, 03/15/28	835	845,172
5.80%, 09/09/30(c)	400	402,866
6.35%, 08/15/29	465	479,657
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	800	782,371
3.25%, 03/15/27	700	686,845
4.00%, 01/15/29	510	495,336
5.05%, 09/10/30(a)	355	349,124
5.95%, 07/16/29	405	414,112
7.30%, 11/27/28	380	403,764
Blackstone Secured Lending Fund
2.13%, 02/15/27(a)	545	526,913
2.75%, 09/16/26	695	685,898
2.85%, 09/30/28	570	537,712
3.63%, 01/15/26	755	753,497
5.30%, 06/30/30	395	394,758
5.35%, 04/13/28(a)	550	555,507
Blue Owl Capital Corp.
2.63%, 01/15/27	330	321,316
2.88%, 06/11/28	660	623,133
3.40%, 07/15/26	892	884,324
4.25%, 01/15/26	502	501,456
5.95%, 03/15/29	750	760,047
6.20%, 07/15/30	400	408,800
Blue Owl Credit Income Corp.
5.80%, 03/15/30	775	778,986
5.90%, 05/23/28(c)	50	50,899
6.60%, 09/15/29(a)	685	707,896
7.75%, 09/16/27	500	527,867
7.75%, 01/15/29	440	468,532
7.95%, 06/13/28	775	822,818
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	505	508,785
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	545	556,524
FS KKR Capital Corp.
3.13%, 10/12/28	580	535,534
3.25%, 07/15/27	305	292,808
3.40%, 01/15/26	909	906,146
6.13%, 01/15/30(a)	520	513,978
6.88%, 08/15/29(a)	455	461,983
Golub Capital BDC Inc.
2.50%, 08/24/26	547	536,941
6.00%, 07/15/29	510	517,635
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital Private Credit Fund
5.45%, 08/15/28(a)	$430	$432,337
5.80%, 09/12/29(a)	375	380,426
5.88%, 05/01/30(a)	395	400,893
Sixth Street Lending Partners
5.75%, 01/15/30(a)	455	461,129
6.13%, 07/15/30(c)	575	591,204
6.50%, 03/11/29	565	585,037
		31,312,905
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	415	404,383
1.40%, 10/15/27(a)	295	280,439
Lennar Corp.
4.75%, 11/29/27	670	675,086
5.20%, 07/30/30	525	539,792
		1,899,700
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	420	413,884
4.40%, 03/15/29	410	403,585
		817,469
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.65%, 04/30/30	360	335,298
4.88%, 12/06/28	445	453,044
Clorox Co. (The)
1.80%, 05/15/30(a)	368	330,323
3.90%, 05/15/28	390	388,667
4.40%, 05/01/29	455	459,061
Kimberly-Clark Corp.
1.05%, 09/15/27	155	147,517
3.10%, 03/26/30	597	573,734
3.20%, 04/25/29	490	478,169
3.95%, 11/01/28	410	410,772
		3,576,585
Insurance — 1.8%
Aflac Inc., 3.60%, 04/01/30	795	778,530
Alleghany Corp., 3.63%, 05/15/30	465	454,808
Allstate Corp. (The)
0.75%, 12/15/25	552	549,709
3.28%, 12/15/26	450	445,901
5.05%, 06/24/29	435	447,567
American International Group Inc., 4.85%, 05/07/30	525	536,133
American National Group Inc.
5.00%, 06/15/27	445	448,297
5.75%, 10/01/29	480	495,294
Aon Corp.
2.80%, 05/15/30	792	744,589
3.75%, 05/02/29	622	613,731
8.21%, 01/01/27	235	244,615
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	435	426,880
Aon Global Ltd., 3.88%, 12/15/25(a)	585	584,802
Aon North America Inc.
5.13%, 03/01/27	535	541,548
5.15%, 03/01/29	805	828,258
Arch Capital Finance LLC, 4.01%, 12/15/26	532	530,924
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co.
4.60%, 12/15/27	$560	$565,165
4.85%, 12/15/29	560	571,802
Athene Holding Ltd.
4.13%, 01/12/28	810	807,418
6.15%, 04/03/30	375	398,283
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	438	400,625
2.30%, 03/15/27	640	627,318
Berkshire Hathaway Inc., 3.13%, 03/15/26	2,071	2,064,586
Brighthouse Financial Inc.
3.70%, 06/22/27	485	477,391
5.63%, 05/15/30(a)	470	479,979
Brown & Brown Inc.
4.70%, 06/23/28	375	378,078
4.90%, 06/23/30	625	633,305
Chubb INA Holdings LLC
1.38%, 09/15/30	790	692,027
3.35%, 05/03/26(a)	1,160	1,156,211
4.65%, 08/15/29	585	596,370
CNA Financial Corp.
2.05%, 08/15/30	415	371,461
3.45%, 08/15/27	435	429,603
3.90%, 05/01/29	340	335,722
4.50%, 03/01/26	495	495,065
CNO Financial Group Inc., 5.25%, 05/30/29	415	421,512
Corebridge Financial Inc.
3.65%, 04/05/27	1,049	1,040,280
3.85%, 04/05/29	815	803,466
Enstar Group Ltd., 4.95%, 06/01/29	430	433,876
Equitable Holdings Inc., 4.35%, 04/20/28	772	774,190
F&G Annuities & Life Inc.
6.50%, 06/04/29	450	469,797
7.40%, 01/13/28	360	377,815
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	475	477,066
4.85%, 04/17/28	375	379,884
Fidelity National Financial Inc., 3.40%, 06/15/30(a)	505	479,954
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	525	499,136
Lincoln National Corp., 3.80%, 03/01/28	350	346,790
Loews Corp.
3.20%, 05/15/30	430	411,230
3.75%, 04/01/26(a)	500	498,947
Manulife Financial Corp.
2.48%, 05/19/27	515	503,206
4.15%, 03/04/26	895	894,629
Marsh & McLennan Companies Inc.
3.75%, 03/14/26(a)	528	527,262
4.38%, 03/15/29	1,185	1,195,470
4.55%, 11/08/27(a)	735	742,340
4.65%, 03/15/30	805	818,377
MetLife Inc.
3.60%, 11/13/25	279	278,898
4.55%, 03/23/30(a)	800	813,976
Old Republic International Corp., 3.88%, 08/26/26	414	412,849
Principal Financial Group Inc.
2.13%, 06/15/30	485	439,159
3.70%, 05/15/29	435	427,066
Progressive Corp. (The)
2.45%, 01/15/27	420	412,679
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.50%, 03/15/27	$490	$480,614
3.20%, 03/26/30	375	361,005
4.00%, 03/01/29	460	460,473
Prudential Financial Inc.
1.50%, 03/10/26	395	391,295
2.10%, 03/10/30(a)	355	327,892
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	797	764,581
Reinsurance Group of America Inc.
3.15%, 06/15/30	490	463,339
3.90%, 05/15/29	520	514,320
Trinity Acquisition PLC, 4.40%, 03/15/26	475	475,076
Willis North America Inc.
2.95%, 09/15/29	580	550,651
4.50%, 09/15/28	485	488,222
4.65%, 06/15/27	655	659,279
		40,968,596
Internet — 1.7%
Alphabet Inc.
0.80%, 08/15/27(a)	770	731,932
1.10%, 08/15/30(a)	1,830	1,605,337
2.00%, 08/15/26	1,675	1,651,004
4.00%, 05/15/30(a)	700	702,578
Amazon.com Inc.
1.00%, 05/12/26	2,390	2,353,883
1.20%, 06/03/27	1,025	984,704
1.50%, 06/03/30	1,555	1,396,399
1.65%, 05/12/28	1,780	1,686,446
3.15%, 08/22/27	2,756	2,725,670
3.30%, 04/13/27	1,560	1,548,471
3.45%, 04/13/29	1,225	1,206,629
4.55%, 12/01/27	1,569	1,592,011
4.60%, 12/01/25	925	925,485
4.65%, 12/01/29	1,170	1,198,870
AppLovin Corp., 5.13%, 12/01/29	765	780,658
Booking Holdings Inc.
3.55%, 03/15/28	345	341,360
3.60%, 06/01/26	997	994,201
eBay Inc.
1.40%, 05/10/26(a)	765	754,027
2.70%, 03/11/30	740	693,212
3.60%, 06/05/27	622	617,500
Expedia Group Inc.
3.25%, 02/15/30	955	911,258
3.80%, 02/15/28	810	802,858
4.63%, 08/01/27	530	533,170
5.00%, 02/15/26(a)	607	608,666
Meta Platforms Inc.
3.50%, 08/15/27	2,255	2,243,228
4.20%, 11/15/30	1,675	1,679,612
4.30%, 08/15/29	785	791,736
4.60%, 05/15/28	1,215	1,235,589
4.80%, 05/15/30	790	812,154
Netflix Inc.
4.38%, 11/15/26(a)	890	893,058
4.88%, 04/15/28	1,345	1,372,413
5.88%, 11/15/28	1,480	1,555,566
6.38%, 05/15/29	610	654,614
Uber Technologies Inc., 4.30%, 01/15/30	980	981,557
VeriSign Inc., 4.75%, 07/15/27	340	339,961
		39,905,817
Security	Par (000)	Value
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	$370	$369,825
6.55%, 11/29/27	940	977,436
Nucor Corp.
2.70%, 06/01/30	390	366,043
3.95%, 05/01/28	395	394,370
4.30%, 05/23/27(a)	440	442,020
4.65%, 06/01/30	375	381,743
Steel Dynamics Inc., 3.45%, 04/15/30	440	424,181
		3,355,618
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	390	397,009
5.25%, 06/30/29(a)	495	508,281
5.75%, 01/30/27	130	132,270
Las Vegas Sands Corp.
3.50%, 08/18/26	795	788,631
3.90%, 08/08/29(a)	583	565,655
5.63%, 06/15/28	815	833,254
5.90%, 06/01/27	540	550,332
6.00%, 08/15/29	365	380,123
6.00%, 06/14/30	350	366,113
Marriott International Inc./MD
4.80%, 03/15/30(a)	375	382,231
4.88%, 05/15/29	450	459,046
4.90%, 04/15/29	615	627,757
5.00%, 10/15/27	740	751,658
5.55%, 10/15/28	565	586,645
Series FF, 4.63%, 06/15/30	797	805,843
Series R, 3.13%, 06/15/26	640	636,204
Sands China Ltd.
2.30%, 03/08/27	500	485,297
2.85%, 03/08/29	542	513,195
3.80%, 01/08/26(a)	570	569,112
4.38%, 06/18/30	440	433,059
5.40%, 08/08/28	1,500	1,527,769
		12,299,484
Machinery — 2.0%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	706	705,412
0.90%, 03/02/26	598	592,161
1.10%, 09/14/27	645	613,822
1.15%, 09/14/26	473	461,945
1.70%, 01/08/27	465	453,604
3.60%, 08/12/27(a)	655	652,466
4.35%, 05/15/26(a)	1,400	1,403,320
4.38%, 08/16/29(a)	460	467,193
4.40%, 10/15/27(a)	530	535,646
4.45%, 10/16/26(a)	430	432,303
4.50%, 01/08/27	340	342,482
4.60%, 11/15/27	555	562,766
4.70%, 11/15/29	727	745,714
4.80%, 01/06/26	735	736,078
4.85%, 02/27/29	465	477,781
5.00%, 05/14/27	615	625,207
5.05%, 02/27/26(a)	715	717,528
Series K, 4.10%, 08/15/28	425	426,960
Caterpillar Inc.
2.60%, 09/19/29	380	361,538
2.60%, 04/09/30	610	575,362
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC
1.45%, 07/15/26	$690	$676,504
1.88%, 01/15/26	440	438,084
4.50%, 10/08/27	410	412,756
4.50%, 10/16/30	300	299,587
4.55%, 04/10/28	460	463,065
4.75%, 03/21/28	260	263,124
5.10%, 04/20/29	410	419,926
5.50%, 01/12/29	425	439,690
Deere & Co.
3.10%, 04/15/30	545	523,970
5.38%, 10/16/29(a)	385	404,907
Deere Funding Canada Corp., 4.15%, 10/09/30	415	414,419
Eaton Capital ULC, 4.45%, 05/09/30	410	413,747
IDEX Corp.
3.00%, 05/01/30	420	396,086
4.95%, 09/01/29(a)	375	383,122
Ingersoll Rand Inc.
5.18%, 06/15/29	620	640,583
5.20%, 06/15/27	550	558,359
5.40%, 08/14/28	395	408,040
John Deere Capital Corp.
0.70%, 01/15/26	760	755,183
1.05%, 06/17/26(a)	555	545,278
1.50%, 03/06/28	410	388,263
1.70%, 01/11/27	450	438,637
1.75%, 03/09/27	450	437,566
2.35%, 03/08/27	485	475,295
2.45%, 01/09/30	429	402,721
2.65%, 06/10/26(a)	460	456,260
2.80%, 09/08/27	88	86,396
2.80%, 07/18/29	430	411,864
3.35%, 04/18/29	410	401,180
3.45%, 03/07/29(a)	510	501,530
4.15%, 09/15/27(a)	830	834,804
4.20%, 07/15/27	540	543,056
4.38%, 10/15/30	450	453,507
4.50%, 01/08/27(a)	535	538,808
4.50%, 01/16/29	847	859,563
4.65%, 01/07/28	305	309,813
4.70%, 06/10/30	785	804,123
4.75%, 06/08/26(a)	525	527,552
4.75%, 01/20/28(a)	920	935,862
4.80%, 01/09/26	910	911,417
4.85%, 03/05/27	470	475,732
4.85%, 06/11/29	620	636,923
4.90%, 06/11/27	595	604,824
4.90%, 03/03/28	572	585,087
4.95%, 07/14/28	1,225	1,257,856
5.05%, 03/03/26	465	466,700
5.15%, 09/08/26	440	444,391
Series I, 4.25%, 06/05/28	550	554,605
Series I, 4.55%, 06/05/30(a)	640	649,670
Nordson Corp., 4.50%, 12/15/29	470	473,702
nVent Finance SARL, 4.55%, 04/15/28	395	395,959
Otis Worldwide Corp.
2.29%, 04/05/27	305	297,592
2.57%, 02/15/30	1,150	1,072,190
5.25%, 08/16/28	630	648,433
Regal Rexnord Corp.
6.05%, 02/15/26	930	932,448
Security	Par (000)	Value
Machinery (continued)
6.05%, 04/15/28	$1,030	$1,064,759
6.30%, 02/15/30	860	909,496
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	635	630,371
4.70%, 09/15/28	1,010	1,021,169
4.90%, 05/29/30	400	409,126
Xylem Inc./New York
1.95%, 01/30/28	395	377,656
3.25%, 11/01/26(a)	440	436,402
		45,809,026
Manufacturing — 0.4%
3M Co.
2.25%, 09/19/26(a)	445	438,285
2.38%, 08/26/29	775	728,130
2.88%, 10/15/27	595	582,687
3.05%, 04/15/30	460	438,576
3.38%, 03/01/29	635	620,596
3.63%, 09/14/28	510	504,750
4.80%, 03/15/30	450	459,769
Eaton Corp.
3.10%, 09/15/27	265	261,869
4.35%, 05/18/28	425	429,293
Illinois Tool Works Inc., 2.65%, 11/15/26	832	823,083
Parker-Hannifin Corp.
3.25%, 03/01/27	560	554,532
3.25%, 06/14/29	795	772,453
4.25%, 09/15/27	950	954,569
4.50%, 09/15/29	790	801,313
Teledyne Technologies Inc., 2.25%, 04/01/28	550	526,255
Textron Inc., 3.00%, 06/01/30	425	400,508
		9,296,668
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,000	930,858
3.75%, 02/15/28	847	834,307
4.20%, 03/15/28	1,002	995,692
5.05%, 03/30/29	975	985,629
6.10%, 06/01/29	1,095	1,144,916
Comcast Corp.
2.35%, 01/15/27	1,129	1,107,681
2.65%, 02/01/30	1,245	1,165,570
3.15%, 03/01/26	1,800	1,794,395
3.15%, 02/15/28	1,415	1,388,222
3.30%, 02/01/27	1,003	994,170
3.30%, 04/01/27	675	668,019
3.40%, 04/01/30	1,325	1,279,446
3.55%, 05/01/28(a)	462	457,784
4.15%, 10/15/28	3,315	3,319,590
4.25%, 10/15/30	730	728,510
4.55%, 01/15/29(a)	750	759,838
5.10%, 06/01/29	597	615,172
5.35%, 11/15/27	695	712,392
FactSet Research Systems Inc., 2.90%, 03/01/27	380	373,389
Fox Corp.
3.50%, 04/08/30	465	449,165
4.71%, 01/25/29	1,545	1,563,062
Paramount Global
2.90%, 01/15/27	471	462,528
3.38%, 02/15/28	170	165,608
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.70%, 06/01/28	$305	$298,443
4.20%, 06/01/29	280	274,529
7.88%, 07/30/30	580	640,588
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	996	980,823
2.95%, 06/15/27	860	848,072
3.00%, 02/13/26	899	896,353
Walt Disney Co. (The)
1.75%, 01/13/26(a)	1,308	1,302,733
2.00%, 09/01/29	1,570	1,459,861
2.20%, 01/13/28(a)	615	593,446
3.70%, 03/23/27	460	459,326
3.80%, 03/22/30(a)	970	960,262
		31,610,379
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	772	783,427
4.88%, 02/27/26	685	686,338
5.00%, 02/21/30	770	793,895
5.10%, 09/08/28	545	560,274
5.25%, 09/08/26(a)	720	727,112
5.25%, 09/08/30	670	698,349
Freeport-McMoRan Inc., 4.63%, 08/01/30	400	401,458
Kinross Gold Corp., 4.50%, 07/15/27(a)	385	386,503
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	550	593,520
Rio Tinto Finance USA PLC
4.38%, 03/12/27	340	342,181
4.50%, 03/14/28	615	621,715
4.88%, 03/14/30	1,349	1,383,336
		7,978,108
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	790	775,648
3.25%, 02/15/29	540	517,415
3.28%, 12/01/28	407	392,987
4.25%, 04/01/28	450	447,317
5.10%, 03/01/30	470	479,217
		2,612,584
Oil & Gas — 2.8%
BP Capital Markets America Inc.
1.75%, 08/10/30	750	670,503
3.02%, 01/16/27	708	700,400
3.12%, 05/04/26	722	718,758
3.41%, 02/11/26	830	827,965
3.54%, 04/06/27	405	402,696
3.59%, 04/14/27	500	497,306
3.63%, 04/06/30	1,040	1,018,748
3.94%, 09/21/28	835	833,577
4.23%, 11/06/28	1,600	1,609,694
4.70%, 04/10/29	995	1,012,990
4.87%, 11/25/29	492	504,969
4.97%, 10/17/29	590	607,506
5.02%, 11/17/27	800	815,478
BP Capital Markets PLC
3.28%, 09/19/27	1,177	1,162,800
3.72%, 11/28/28	630	624,326
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	421	394,831
3.85%, 06/01/27	1,010	1,004,226
5.00%, 12/15/29(c)	580	591,846
Security	Par (000)	Value
Oil & Gas (continued)
Chevron Corp.
2.00%, 05/11/27	$845	$822,360
2.24%, 05/11/30	1,165	1,077,398
2.95%, 05/16/26	1,934	1,924,143
3.33%, 11/17/25	864	863,771
Chevron USA Inc.
1.02%, 08/12/27	570	543,089
3.85%, 01/15/28	315	315,025
3.95%, 08/13/27	375	376,060
4.05%, 08/13/28	390	392,310
4.30%, 10/15/30	1,000	1,007,236
4.41%, 02/26/27	240	241,891
4.48%, 02/26/28	735	744,627
4.69%, 04/15/30	820	839,107
ConocoPhillips Co.
4.70%, 01/15/30	1,045	1,065,457
6.95%, 04/15/29	605	660,481
Continental Resources Inc./OK, 4.38%, 01/15/28	825	821,052
Coterra Energy Inc., 3.90%, 05/15/27	130	129,354
Devon Energy Corp., 4.50%, 01/15/30(a)	505	506,043
Diamondback Energy Inc.
3.25%, 12/01/26	640	634,208
3.50%, 12/01/29	960	926,507
5.15%, 01/30/30	670	687,313
5.20%, 04/18/27	657	665,783
EOG Resources Inc.
4.15%, 01/15/26	790	789,782
4.38%, 04/15/30	605	609,642
4.40%, 07/15/28	495	499,827
EQT Corp.
3.90%, 10/01/27	635	630,372
4.50%, 01/15/29	105	104,725
5.70%, 04/01/28	450	464,539
6.38%, 04/01/29	185	191,412
7.00%, 02/01/30	562	610,283
Equinor ASA
1.75%, 01/22/26	265	263,797
2.38%, 05/22/30	550	511,107
3.00%, 04/06/27(a)	275	272,146
3.13%, 04/06/30	1,015	973,628
3.63%, 09/10/28	725	718,699
4.25%, 06/02/28	235	236,628
Expand Energy Corp.
5.38%, 02/01/29	355	355,163
5.38%, 03/15/30	965	979,174
Exxon Mobil Corp.
2.28%, 08/16/26	935	923,723
2.44%, 08/16/29	975	928,285
2.61%, 10/15/30	1,000	934,846
3.04%, 03/01/26	1,925	1,919,675
3.29%, 03/19/27	810	804,972
3.48%, 03/19/30	1,665	1,626,975
Hess Corp., 4.30%, 04/01/27	807	809,348
Marathon Petroleum Corp.
5.13%, 12/15/26	645	650,436
5.15%, 03/01/30	885	909,033
Occidental Petroleum Corp.
5.00%, 08/01/27	477	483,870
5.20%, 08/01/29	910	929,279
6.38%, 09/01/28	505	529,087
6.63%, 09/01/30	1,130	1,212,660
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.88%, 07/15/30	$710	$821,075
Ovintiv Inc., 5.65%, 05/15/28	535	549,898
Phillips 66
1.30%, 02/15/26(a)	585	580,479
3.90%, 03/15/28	645	640,578
Phillips 66 Co.
3.15%, 12/15/29	435	415,710
4.95%, 12/01/27(a)	595	604,376
Pioneer Natural Resources Co.
1.13%, 01/15/26	690	685,732
1.90%, 08/15/30	700	629,535
Shell Finance U.S. Inc.
2.38%, 11/07/29	840	789,541
2.75%, 04/06/30	1,110	1,051,237
Shell International Finance BV
2.50%, 09/12/26	845	835,447
2.88%, 05/10/26	1,560	1,551,762
3.88%, 11/13/28	1,170	1,168,860
TotalEnergies Capital International SA
2.83%, 01/10/30	790	752,064
3.46%, 02/19/29	975	956,915
TotalEnergies Capital SA, 3.88%, 10/11/28	800	798,950
Valero Energy Corp.
2.15%, 09/15/27	435	419,321
4.35%, 06/01/28	485	486,583
5.15%, 02/15/30	545	560,544
Viper Energy Partners LLC, 4.90%, 08/01/30	355	357,527
Woodside Finance Ltd.
4.90%, 05/19/28	430	436,045
5.40%, 05/19/30	940	965,588
		66,172,714
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	480	469,196
3.14%, 11/07/29	430	414,681
3.34%, 12/15/27	1,075	1,060,103
4.49%, 05/01/30	400	403,853
Halliburton Co., 2.92%, 03/01/30	776	732,432
NOV Inc., 3.60%, 12/01/29(a)	415	401,820
		3,482,085
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	635	632,435
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	400	369,354
4.80%, 03/17/28	460	465,509
5.10%, 03/17/30	565	579,839
Amcor Group Finance PLC, 5.45%, 05/23/29	385	397,258
Berry Global Inc.
1.57%, 01/15/26	1,270	1,262,220
5.50%, 04/15/28	385	395,849
Packaging Corp. of America
3.00%, 12/15/29	375	358,653
3.40%, 12/15/27(a)	430	424,639
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	810	834,564
Sonoco Products Co.
3.13%, 05/01/30	425	401,199
4.45%, 09/01/26	210	210,410
4.60%, 09/01/29(a)	490	493,379
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.38%, 09/15/27	$210	$207,198
3.90%, 06/01/28	370	366,592
4.00%, 03/15/28	500	497,747
4.90%, 03/15/29	565	575,639
		8,472,484
Pharmaceuticals — 5.1%
AbbVie Inc.
2.95%, 11/21/26	3,110	3,077,294
3.20%, 05/14/26	1,650	1,643,506
3.20%, 11/21/29	4,268	4,122,892
4.25%, 11/14/28	1,370	1,380,487
4.65%, 03/15/28	980	995,247
4.80%, 03/15/27(a)	1,755	1,772,701
4.80%, 03/15/29	2,010	2,056,548
4.88%, 03/15/30	770	792,950
Astrazeneca Finance LLC
1.20%, 05/28/26	1,027	1,011,315
1.75%, 05/28/28	995	943,541
4.80%, 02/26/27	980	991,341
4.85%, 02/26/29	1,000	1,025,220
4.88%, 03/03/28	850	867,972
4.90%, 03/03/30	515	531,433
AstraZeneca PLC
0.70%, 04/08/26(a)	965	951,788
1.38%, 08/06/30	950	839,646
3.13%, 06/12/27	605	598,658
3.38%, 11/16/25	1,600	1,599,483
4.00%, 01/17/29	795	795,427
Becton Dickinson & Co.
2.82%, 05/20/30	575	539,483
3.70%, 06/06/27	1,360	1,350,847
4.69%, 02/13/28(a)	620	626,795
4.87%, 02/08/29	520	529,729
5.08%, 06/07/29	485	497,793
Bristol-Myers Squibb Co.
0.75%, 11/13/25	830	829,132
1.13%, 11/13/27(a)	550	521,649
3.20%, 06/15/26	1,494	1,487,588
3.25%, 02/27/27	470	466,518
3.40%, 07/26/29	1,885	1,840,245
3.45%, 11/15/27(a)	510	505,897
3.90%, 02/20/28	1,260	1,259,841
4.90%, 02/22/27	735	744,411
4.90%, 02/22/29	1,395	1,430,893
4.95%, 02/20/26	845	847,093
Cardinal Health Inc.
3.41%, 06/15/27	960	949,959
4.50%, 09/15/30	465	467,368
4.70%, 11/15/26	420	422,791
5.00%, 11/15/29	595	610,490
5.13%, 02/15/29(a)	565	580,802
Cencora Inc.
2.80%, 05/15/30	383	359,787
3.45%, 12/15/27	590	582,366
4.63%, 12/15/27	395	399,238
4.85%, 12/15/29	470	480,307
CVS Health Corp.
1.30%, 08/21/27	1,745	1,658,449
1.75%, 08/21/30	960	845,274
2.88%, 06/01/26	1,409	1,398,122
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.00%, 08/15/26	$660	$654,180
3.25%, 08/15/29	1,365	1,312,669
3.63%, 04/01/27	595	589,920
3.75%, 04/01/30	1,175	1,142,125
4.30%, 03/25/28(a)	3,895	3,899,715
5.00%, 02/20/26	1,221	1,222,818
5.00%, 01/30/29(a)	790	806,545
5.13%, 02/21/30(a)	1,175	1,206,617
5.40%, 06/01/29(a)	810	837,765
Eli Lilly & Co.
3.38%, 03/15/29	775	761,763
4.00%, 10/15/28(a)	840	842,508
4.15%, 08/14/27	610	613,911
4.20%, 08/14/29	765	770,984
4.50%, 02/09/27	785	791,171
4.50%, 02/09/29	765	777,518
4.55%, 02/12/28	815	827,714
4.75%, 02/12/30	990	1,016,197
5.00%, 02/27/26	560	559,798
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	1,382	1,380,024
4.50%, 04/15/30	660	669,448
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	787	769,699
Johnson & Johnson
0.95%, 09/01/27	1,155	1,099,779
1.30%, 09/01/30	1,300	1,152,281
2.45%, 03/01/26	2,094	2,084,079
2.90%, 01/15/28	1,190	1,169,663
2.95%, 03/03/27	825	816,806
4.50%, 03/01/27(a)	575	580,792
4.55%, 03/01/28	565	575,057
4.70%, 03/01/30	825	849,990
4.80%, 06/01/29	970	1,000,432
McKesson Corp.
0.90%, 12/03/25	405	403,913
1.30%, 08/15/26	485	475,286
4.25%, 09/15/29	465	466,654
4.65%, 05/30/30	515	523,037
Mead Johnson Nutrition Co., 4.13%, 11/15/25	619	619,025
Merck & Co. Inc.
0.75%, 02/24/26	829	821,235
1.45%, 06/24/30	924	820,725
1.70%, 06/10/27	1,165	1,127,738
1.90%, 12/10/28	795	748,234
3.40%, 03/07/29	1,395	1,366,403
3.85%, 09/15/27(a)	625	625,913
4.05%, 05/17/28	390	391,914
4.15%, 09/15/30(a)	675	675,895
4.30%, 05/17/30	560	564,998
Mylan Inc., 4.55%, 04/15/28	551	548,581
Novartis Capital Corp.
2.00%, 02/14/27	1,010	987,483
2.20%, 08/14/30	1,177	1,084,252
3.00%, 11/20/25	1,857	1,855,977
3.10%, 05/17/27	765	757,045
3.80%, 09/18/29	749	744,321
Pfizer Inc.
1.70%, 05/28/30	734	661,541
2.63%, 04/01/30	960	903,429
2.75%, 06/03/26(a)	1,033	1,027,691
3.00%, 12/15/26	1,410	1,397,427
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 03/15/29	$1,283	$1,264,155
3.60%, 09/15/28(a)	700	697,116
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26(a)	2,385	2,388,429
4.45%, 05/19/28	3,135	3,166,896
4.65%, 05/19/30(a)	2,382	2,429,041
Pharmacia LLC, 6.60%, 12/01/28	725	777,749
Sanofi SA, 3.63%, 06/19/28	790	785,803
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	362	359,226
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,880	1,712,097
5.00%, 11/26/28	1,395	1,425,548
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,295	1,288,553
Viatris Inc.
2.30%, 06/22/27	580	557,783
2.70%, 06/22/30	1,050	949,658
Zoetis Inc.
2.00%, 05/15/30	575	523,631
3.00%, 09/12/27	585	575,172
3.90%, 08/20/28	334	333,260
4.15%, 08/17/28(a)	425	426,830
		118,271,948
Pipelines — 2.8%
Boardwalk Pipelines LP
4.45%, 07/15/27	325	325,796
4.80%, 05/03/29	395	400,254
5.95%, 06/01/26(a)	490	492,596
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	900	875,742
5.13%, 06/30/27	960	969,790
Cheniere Energy Inc., 4.63%, 10/15/28	1,625	1,620,515
Cheniere Energy Partners LP, 4.50%, 10/01/29	1,275	1,274,489
DCP Midstream Operating LP
5.13%, 05/15/29	485	495,769
5.63%, 07/15/27(a)	405	413,462
Enbridge Inc.
1.60%, 10/04/26(a)	403	393,829
3.13%, 11/15/29	795	759,354
3.70%, 07/15/27	445	441,390
4.25%, 12/01/26	680	679,915
4.90%, 06/20/30(a)	490	500,734
5.25%, 04/05/27	375	380,563
5.30%, 04/05/29	590	608,543
5.90%, 11/15/26	685	696,409
6.00%, 11/15/28	585	614,551
Energy Transfer LP
3.75%, 05/15/30	1,215	1,178,723
3.90%, 07/15/26	467	465,882
4.00%, 10/01/27	345	343,476
4.15%, 09/15/29	365	362,068
4.20%, 04/15/27	505	504,357
4.40%, 03/15/27	570	570,890
4.75%, 01/15/26	843	843,216
4.95%, 05/15/28(a)	705	715,385
4.95%, 06/15/28	855	868,225
5.20%, 04/01/30	445	458,094
5.25%, 04/15/29	1,175	1,207,268
5.25%, 07/01/29	795	818,033
5.50%, 06/01/27	755	767,016
5.55%, 02/15/28	880	904,606
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.05%, 12/01/26	$795	$808,366
6.10%, 12/01/28	420	441,119
Enterprise Products Operating LLC
2.80%, 01/31/30	1,015	960,565
3.13%, 07/31/29	965	931,939
3.70%, 02/15/26(a)	740	739,296
3.95%, 02/15/27	477	476,558
4.15%, 10/16/28	810	812,466
4.30%, 06/20/28	425	427,883
4.60%, 01/11/27	760	764,983
5.05%, 01/10/26	640	640,783
Kinder Morgan Inc.
1.75%, 11/15/26	365	356,602
4.30%, 03/01/28	1,010	1,013,961
5.00%, 02/01/29	980	1,001,836
5.10%, 08/01/29	385	395,331
5.15%, 06/01/30	880	906,952
MPLX LP
1.75%, 03/01/26	1,045	1,036,076
2.65%, 08/15/30	1,205	1,109,099
4.00%, 03/15/28	1,057	1,051,644
4.13%, 03/01/27	990	988,101
4.25%, 12/01/27	585	585,828
4.80%, 02/15/29	600	609,245
ONEOK Inc.
3.10%, 03/15/30	605	572,629
3.25%, 06/01/30	430	407,489
3.40%, 09/01/29	580	559,278
4.00%, 07/13/27	400	398,663
4.25%, 09/24/27	410	410,398
4.35%, 03/15/29	575	574,282
4.40%, 10/15/29	495	494,824
4.55%, 07/15/28	650	654,490
5.00%, 03/01/26	737	737,088
5.55%, 11/01/26	650	657,933
5.65%, 11/01/28	590	611,462
5.85%, 01/15/26	475	475,710
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	810	783,709
3.80%, 09/15/30	595	574,966
4.50%, 12/15/26	570	571,112
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,085	1,084,891
4.50%, 05/15/30	1,590	1,595,379
5.00%, 03/15/27	1,260	1,267,362
5.88%, 06/30/26	432	433,508
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	215	216,594
5.03%, 10/01/29	787	794,670
Spectra Energy Partners LP, 3.38%, 10/15/26	580	575,959
Targa Resources Corp.
4.90%, 09/15/30	565	572,643
5.20%, 07/01/27(a)	610	619,201
6.15%, 03/01/29	790	831,078
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	700	700,506
5.50%, 03/01/30	803	813,940
6.88%, 01/15/29	390	396,372
TransCanada PipeLines Ltd.
4.10%, 04/15/30	955	941,456
Security	Par (000)	Value
Pipelines (continued)
4.25%, 05/15/28	$1,140	$1,139,346
4.88%, 01/15/26	831	831,790
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	540	515,134
7.85%, 02/01/26	797	804,969
Western Midstream Operating LP
4.05%, 02/01/30	955	931,595
6.35%, 01/15/29	470	495,225
Williams Companies Inc. (The)
3.75%, 06/15/27	1,162	1,155,054
4.63%, 06/30/30	615	619,204
4.90%, 03/15/29	850	865,596
5.30%, 08/15/28	725	746,203
5.40%, 03/02/26	910	913,336
		66,354,617
Real Estate — 0.0%
CBRE Services Inc.
4.80%, 06/15/30	430	436,526
5.50%, 04/01/29(a)	410	424,769
		861,295
Real Estate Investment Trusts — 3.2%
American Homes 4 Rent LP
4.25%, 02/15/28	330	330,284
4.95%, 06/15/30	515	524,507
American Tower Corp.
1.45%, 09/15/26(a)	520	508,105
1.50%, 01/31/28	550	518,894
1.60%, 04/15/26	670	662,215
1.88%, 10/15/30	600	531,949
2.10%, 06/15/30	428	386,608
2.75%, 01/15/27	600	589,889
2.90%, 01/15/30	635	599,511
3.38%, 10/15/26	830	824,578
3.55%, 07/15/27	615	608,913
3.60%, 01/15/28	585	578,161
3.65%, 03/15/27	545	541,254
3.80%, 08/15/29	1,365	1,341,184
3.95%, 03/15/29	290	287,022
4.40%, 02/15/26	532	532,679
4.90%, 03/15/30(a)	625	637,069
5.00%, 01/31/30	525	537,697
5.20%, 02/15/29	410	420,985
5.25%, 07/15/28	540	554,472
5.50%, 03/15/28	590	607,160
5.80%, 11/15/28	710	740,127
AvalonBay Communities Inc., 2.30%, 03/01/30	605	559,442
Boston Properties LP
2.75%, 10/01/26	814	803,045
2.90%, 03/15/30	500	466,236
3.40%, 06/21/29	715	687,919
3.65%, 02/01/26	840	837,898
4.50%, 12/01/28	870	871,125
6.75%, 12/01/27(a)	575	601,476
Brixmor Operating Partnership LP
4.05%, 07/01/30	660	647,506
4.13%, 06/15/26	580	579,406
4.13%, 05/15/29	580	574,712
Camden Property Trust
2.80%, 05/15/30	570	535,944
3.15%, 07/01/29	465	447,974
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.85%, 11/03/26	$425	$432,122
Cousins Properties LP, 5.25%, 07/15/30	350	357,828
Crown Castle Inc.
1.05%, 07/15/26	884	864,968
2.90%, 03/15/27	640	628,196
3.10%, 11/15/29	435	413,601
3.30%, 07/01/30	565	535,452
3.65%, 09/01/27	820	811,845
3.70%, 06/15/26	675	673,359
3.80%, 02/15/28	860	849,998
4.00%, 03/01/27	342	340,925
4.30%, 02/15/29	460	458,084
4.45%, 02/15/26	785	785,688
4.80%, 09/01/28	440	445,202
4.90%, 09/01/29(a)	415	420,931
5.00%, 01/11/28	795	805,702
5.60%, 06/01/29	615	638,728
CubeSmart LP, 2.25%, 12/15/28	345	325,508
Digital Realty Trust LP
3.60%, 07/01/29	710	693,379
3.70%, 08/15/27	720	715,001
4.45%, 07/15/28	480	482,727
5.55%, 01/15/28	675	693,887
Equinix Inc.
1.45%, 05/15/26	616	607,099
1.55%, 03/15/28	650	612,126
1.80%, 07/15/27	325	312,463
2.15%, 07/15/30	895	809,434
2.90%, 11/18/26	560	552,834
3.20%, 11/18/29	935	896,556
ERP Operating LP
2.50%, 02/15/30(a)	535	500,084
2.85%, 11/01/26	415	410,000
3.00%, 07/01/29	470	452,212
3.50%, 03/01/28	315	311,181
Essex Portfolio LP
3.00%, 01/15/30	480	454,371
4.00%, 03/01/29	400	396,795
Extra Space Storage LP
3.50%, 07/01/26	554	551,352
5.50%, 07/01/30	665	692,230
5.70%, 04/01/28	555	572,719
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	527	509,871
5.30%, 01/15/29	595	606,364
5.75%, 06/01/28	400	411,327
Healthcare Realty Holdings LP
3.10%, 02/15/30	510	481,654
3.50%, 08/01/26	460	457,005
3.75%, 07/01/27	380	376,827
Healthpeak OP LLC
2.13%, 12/01/28	440	412,569
3.00%, 01/15/30	635	600,828
3.25%, 07/15/26	622	617,318
3.50%, 07/15/29	450	436,393
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	540	513,250
Series I, 3.50%, 09/15/30	530	499,410
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	477	451,225
Kimco Realty OP LLC, 2.80%, 10/01/26(a)	465	459,945
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.60%, 06/01/27	$415	$412,324
3.95%, 03/15/29(a)	425	422,715
Omega Healthcare Investors Inc.
3.63%, 10/01/29	385	370,008
4.50%, 04/01/27	570	571,895
4.75%, 01/15/28	355	357,248
5.20%, 07/01/30	485	491,974
Prologis LP
1.25%, 10/15/30	25	21,747
2.13%, 04/15/27	350	341,010
2.25%, 04/15/30	820	757,552
4.88%, 06/15/28(a)	530	541,396
Public Storage Operating Co.
0.88%, 02/15/26	500	494,930
1.50%, 11/09/26	615	599,934
1.85%, 05/01/28	450	427,212
1.95%, 11/09/28	400	376,635
3.09%, 09/15/27	290	285,694
3.39%, 05/01/29	415	405,379
5.13%, 01/15/29(a)	405	417,499
Realty Income Corp.
3.00%, 01/15/27	470	464,077
3.10%, 12/15/29	505	484,853
3.25%, 06/15/29	380	368,205
3.40%, 01/15/28	435	429,113
3.65%, 01/15/28	397	393,544
3.95%, 08/15/27	465	464,229
4.13%, 10/15/26	624	624,398
4.63%, 11/01/25	405	405,000
4.85%, 03/15/30(a)	455	466,440
4.88%, 06/01/26	535	536,242
5.05%, 01/13/26	360	360,851
Regency Centers LP
3.60%, 02/01/27	405	402,397
3.70%, 06/15/30	515	502,687
Simon Property Group LP
1.38%, 01/15/27(a)	490	474,399
1.75%, 02/01/28	630	599,741
2.45%, 09/13/29	960	902,246
2.65%, 07/15/30	475	443,431
3.25%, 11/30/26	595	590,608
3.30%, 01/15/26	532	531,048
3.38%, 06/15/27(a)	490	485,619
3.38%, 12/01/27	520	514,076
4.38%, 10/01/30	590	592,057
UDR Inc., 3.20%, 01/15/30	525	502,499
Ventas Realty LP
3.00%, 01/15/30	540	511,573
4.00%, 03/01/28	465	462,674
4.13%, 01/15/26	398	398,070
4.40%, 01/15/29	550	551,360
VICI Properties LP
4.75%, 02/15/28	1,000	1,008,450
4.95%, 02/15/30	775	783,005
Welltower OP LLC
2.05%, 01/15/29	380	356,657
2.70%, 02/15/27	645	634,773
3.10%, 01/15/30	585	560,165
4.13%, 03/15/29	430	429,694
4.25%, 04/01/26	603	602,984
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/15/28	$525	$528,036
4.50%, 07/01/30	805	813,625
Weyerhaeuser Co.
4.00%, 11/15/29	580	573,235
4.00%, 04/15/30	545	537,593
		75,399,325
Retail — 2.6%
AutoNation Inc., 4.75%, 06/01/30	370	371,666
AutoZone Inc.
3.75%, 06/01/27	427	424,474
4.00%, 04/15/30	550	543,308
5.10%, 07/15/29	445	457,606
5.13%, 06/15/30	395	407,552
6.25%, 11/01/28	420	444,215
Best Buy Co. Inc.
1.95%, 10/01/30	500	444,843
4.45%, 10/01/28(a)	435	438,252
Costco Wholesale Corp.
1.38%, 06/20/27	940	905,139
1.60%, 04/20/30	1,377	1,245,630
3.00%, 05/18/27	765	756,781
Darden Restaurants Inc., 3.85%, 05/01/27	352	350,477
Dollar General Corp.
3.50%, 04/03/30	750	720,978
4.13%, 05/01/28	375	374,155
4.63%, 11/01/27	400	403,050
5.20%, 07/05/28	370	378,375
Dollar Tree Inc., 4.20%, 05/15/28	982	977,950
Genuine Parts Co., 4.95%, 08/15/29	565	571,319
Home Depot Inc. (The)
0.90%, 03/15/28	440	411,882
1.50%, 09/15/28	825	772,966
2.13%, 09/15/26(a)	850	837,295
2.50%, 04/15/27	555	545,034
2.70%, 04/15/30	1,237	1,166,750
2.80%, 09/14/27	805	790,197
2.88%, 04/15/27	640	631,485
2.95%, 06/15/29	1,420	1,371,296
3.00%, 04/01/26	1,347	1,342,134
3.75%, 09/15/28	250	249,340
3.90%, 12/06/28	742	742,330
3.95%, 09/15/30(a)	310	308,435
4.75%, 06/25/29	990	1,013,589
4.88%, 06/25/27	655	665,603
4.90%, 04/15/29	580	597,091
4.95%, 09/30/26	655	660,501
5.10%, 12/24/25	90	90,157
5.15%, 06/25/26	1,210	1,219,167
Lowe's Companies Inc.
1.30%, 04/15/28	700	655,820
1.70%, 09/15/28	710	664,834
1.70%, 10/15/30	980	864,619
2.50%, 04/15/26	1,056	1,049,552
3.10%, 05/03/27	1,080	1,065,264
3.35%, 04/01/27	485	480,518
3.65%, 04/05/29	1,130	1,111,202
3.95%, 10/15/27	775	773,388
4.00%, 10/15/28(a)	725	723,015
4.50%, 04/15/30(a)	955	964,601
4.80%, 04/01/26	828	829,625
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.13%, 03/01/30	$600	$550,861
2.63%, 09/01/29	810	768,000
3.50%, 03/01/27	667	662,188
3.50%, 07/01/27	710	704,678
3.60%, 07/01/30	775	756,347
3.70%, 01/30/26	1,488	1,480,114
3.80%, 04/01/28	855	850,433
4.60%, 05/15/30(a)	470	477,374
4.80%, 08/14/28	480	489,111
5.00%, 05/17/29(a)	425	437,026
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	453	451,990
3.60%, 09/01/27	535	530,503
3.90%, 06/01/29	420	415,511
4.20%, 04/01/30	365	362,802
4.35%, 06/01/28	415	416,313
5.75%, 11/20/26	535	543,509
Ross Stores Inc., 0.88%, 04/15/26	482	474,446
Starbucks Corp.
2.00%, 03/12/27	370	359,828
2.25%, 03/12/30	505	464,186
2.45%, 06/15/26(a)	432	427,812
3.50%, 03/01/28	465	459,017
3.55%, 08/15/29	810	794,049
4.00%, 11/15/28	625	623,551
4.50%, 05/15/28	600	605,065
4.75%, 02/15/26	940	940,831
4.80%, 05/15/30	400	408,608
4.85%, 02/08/27	762	768,374
Target Corp.
1.95%, 01/15/27	735	718,707
2.35%, 02/15/30	570	531,945
2.50%, 04/15/26(a)	828	822,354
3.38%, 04/15/29	810	793,555
4.35%, 06/15/28	240	242,208
TJX Companies Inc. (The)
1.15%, 05/15/28	435	406,168
2.25%, 09/15/26	770	759,395
Walmart Inc.
1.05%, 09/17/26	1,040	1,015,580
1.50%, 09/22/28	990	930,207
3.05%, 07/08/26	840	835,646
3.25%, 07/08/29	300	294,052
3.70%, 06/26/28(a)	1,185	1,186,216
3.90%, 04/15/28	615	617,504
3.95%, 09/09/27	695	697,861
4.00%, 04/15/26(a)	730	730,120
4.00%, 04/15/30	415	417,692
4.10%, 04/28/27	480	482,788
4.35%, 04/28/30	805	816,873
		61,334,858
Semiconductors — 2.3%
Analog Devices Inc.
1.70%, 10/01/28	605	567,697
3.50%, 12/05/26	735	731,108
4.25%, 06/15/28	620	624,055
4.50%, 06/15/30	530	537,287
Applied Materials Inc.
1.75%, 06/01/30	635	571,393
3.30%, 04/01/27	960	953,187
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 06/15/29	$565	$578,808
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	644	637,289
Broadcom Inc.
1.95%, 02/15/28	640	611,191
3.15%, 11/15/25	583	582,626
3.46%, 09/15/26	696	693,016
4.00%, 04/15/29(c)	595	591,843
4.11%, 09/15/28	880	881,095
4.15%, 02/15/28	720	721,314
4.20%, 10/15/30	805	803,261
4.35%, 02/15/30	1,163	1,167,764
4.60%, 07/15/30	1,360	1,378,717
4.75%, 04/15/29	1,275	1,298,254
4.80%, 04/15/28	720	732,877
5.00%, 04/15/30	478	493,465
5.05%, 07/12/27	1,000	1,016,245
5.05%, 07/12/29	1,740	1,790,546
5.05%, 04/15/30	610	629,334
Intel Corp.
1.60%, 08/12/28	790	737,402
2.45%, 11/15/29	1,645	1,528,197
2.60%, 05/19/26(a)	820	814,198
3.15%, 05/11/27	777	765,045
3.75%, 03/25/27	780	775,028
3.75%, 08/05/27	990	981,870
3.90%, 03/25/30	1,130	1,107,021
4.00%, 08/05/29	665	657,481
4.88%, 02/10/26	1,244	1,247,106
4.88%, 02/10/28	1,350	1,368,649
5.13%, 02/10/30	940	965,814
KLA Corp., 4.10%, 03/15/29	645	645,990
Lam Research Corp.
1.90%, 06/15/30	615	556,857
3.75%, 03/15/26	663	662,084
4.00%, 03/15/29	780	778,792
Marvell Technology Inc.
1.65%, 04/15/26	451	445,877
2.45%, 04/15/28	600	575,790
4.75%, 07/15/30	355	359,481
5.75%, 02/15/29	365	381,180
Microchip Technology Inc.
4.90%, 03/15/28	480	485,771
5.05%, 03/15/29	800	815,517
5.05%, 02/15/30	815	831,189
Micron Technology Inc.
4.66%, 02/15/30	640	646,253
5.33%, 02/06/29	552	568,626
NVIDIA Corp.
1.55%, 06/15/28	990	936,183
2.85%, 04/01/30	1,200	1,146,241
3.20%, 09/16/26	660	656,318
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	455	470,271
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	290	285,611
3.40%, 05/01/30	815	781,732
3.88%, 06/18/26(a)	690	688,942
4.30%, 08/19/28	235	235,352
4.30%, 06/18/29	790	788,029
4.40%, 06/01/27	355	356,099
Qorvo Inc., 4.38%, 10/15/29	605	595,964
Security	Par (000)	Value
Semiconductors (continued)
Qualcomm Inc.
1.30%, 05/20/28	$761	$713,423
2.15%, 05/20/30	1,010	928,511
3.25%, 05/20/27	1,540	1,526,093
4.50%, 05/20/30	360	365,344
Skyworks Solutions Inc., 1.80%, 06/01/26	462	455,446
Texas Instruments Inc.
1.13%, 09/15/26(a)	495	483,689
1.75%, 05/04/30	665	600,738
2.25%, 09/04/29	505	473,593
2.90%, 11/03/27	395	388,301
4.50%, 05/23/30	375	381,122
4.60%, 02/08/27	535	539,414
4.60%, 02/15/28	545	553,600
4.60%, 02/08/29	390	398,287
Xilinx Inc., 2.38%, 06/01/30	690	638,809
		52,680,702
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	595	560,086
3.48%, 12/01/27	340	334,110
4.20%, 05/01/30	405	400,626
5.35%, 01/15/30	380	392,447
		1,687,269
Software — 2.8%
Adobe Inc.
2.15%, 02/01/27	740	725,254
2.30%, 02/01/30	1,080	1,007,029
4.75%, 01/17/28	575	585,859
4.80%, 04/04/29	595	610,380
4.85%, 04/04/27	330	334,398
4.95%, 01/17/30	495	511,986
Atlassian Corp., 5.25%, 05/15/29	370	380,416
Autodesk Inc.
2.85%, 01/15/30	340	321,784
3.50%, 06/15/27	402	398,311
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	545	515,784
3.40%, 06/27/26	495	491,887
Cadence Design Systems Inc.
4.20%, 09/10/27	280	280,698
4.30%, 09/10/29	790	793,142
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,067	1,056,222
1.65%, 03/01/28	560	527,041
Fiserv Inc.
2.25%, 06/01/27	785	758,953
2.65%, 06/01/30	805	737,842
3.20%, 07/01/26	1,625	1,611,524
3.50%, 07/01/29	2,335	2,245,347
4.20%, 10/01/28	783	775,570
4.75%, 03/15/30	660	660,482
5.15%, 03/15/27	585	589,603
5.38%, 08/21/28	555	566,531
5.45%, 03/02/28	670	682,776
Intuit Inc.
1.35%, 07/15/27	405	388,350
1.65%, 07/15/30(a)	540	482,564
5.13%, 09/15/28	600	618,813
5.25%, 09/15/26	670	676,941
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.40%, 08/08/26	$3,060	$3,027,836
3.13%, 11/03/25	2,228	2,228,000
3.30%, 02/06/27	2,695	2,678,956
3.40%, 09/15/26	710	707,731
Oracle Corp.
1.65%, 03/25/26	2,252	2,229,413
2.30%, 03/25/28	1,564	1,494,970
2.65%, 07/15/26	2,437	2,413,233
2.80%, 04/01/27	1,782	1,748,457
2.95%, 04/01/30	2,525	2,363,249
3.25%, 11/15/27	2,125	2,084,464
3.25%, 05/15/30	400	378,542
4.20%, 09/27/29	1,170	1,160,962
4.45%, 09/26/30	2,320	2,300,112
4.50%, 05/06/28(a)	590	594,153
4.65%, 05/06/30	609	613,063
4.80%, 08/03/28	1,185	1,201,981
5.80%, 11/10/25	813	813,190
6.15%, 11/09/29	970	1,027,377
Paychex Inc., 5.10%, 04/15/30	1,140	1,171,119
Roper Technologies Inc.
1.40%, 09/15/27	315	299,796
2.00%, 06/30/30	480	432,298
2.95%, 09/15/29	497	474,100
3.80%, 12/15/26	616	613,753
4.20%, 09/15/28	630	630,868
4.25%, 09/15/28	145	145,421
4.45%, 09/15/30	415	416,611
4.50%, 10/15/29	445	448,662
Salesforce Inc.
1.50%, 07/15/28(a)	840	789,894
3.70%, 04/11/28	1,215	1,210,661
ServiceNow Inc., 1.40%, 09/01/30	1,200	1,051,988
Synopsys Inc.
4.55%, 04/01/27	800	805,145
4.65%, 04/01/28	750	758,121
4.85%, 04/01/30	1,590	1,616,362
Take-Two Interactive Software Inc.
3.70%, 04/14/27	555	551,529
4.95%, 03/28/28	650	661,422
5.00%, 03/28/26(a)	570	572,056
VMware LLC
1.40%, 08/15/26	1,270	1,243,827
1.80%, 08/15/28	580	544,727
3.90%, 08/21/27	945	942,103
4.70%, 05/15/30	580	588,087
Workday Inc.
3.50%, 04/01/27	825	817,928
3.70%, 04/01/29	567	558,618
		65,746,272
Telecommunications — 2.9%
AT&T Inc.
1.65%, 02/01/28	1,800	1,705,304
1.70%, 03/25/26	2,470	2,445,336
2.30%, 06/01/27	2,017	1,960,149
3.80%, 02/15/27(a)	700	696,954
4.10%, 02/15/28	1,401	1,398,694
4.25%, 03/01/27	295	295,343
4.30%, 02/15/30(a)	2,480	2,479,329
4.35%, 03/01/29	2,360	2,365,836
Security	Par (000)	Value
Telecommunications (continued)
4.70%, 08/15/30(a)	$800	$811,664
British Telecommunications PLC, 5.13%, 12/04/28	490	501,298
Cisco Systems Inc.
2.50%, 09/20/26	1,258	1,244,426
2.95%, 02/28/26	630	627,172
4.55%, 02/24/28	725	735,208
4.75%, 02/24/30	785	803,865
4.80%, 02/26/27	1,575	1,592,250
4.85%, 02/26/29	1,952	1,999,313
4.90%, 02/26/26	865	867,517
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,750	3,232,003
Motorola Solutions Inc.
4.60%, 02/23/28	535	540,076
4.60%, 05/23/29	620	626,643
4.85%, 08/15/30	490	499,710
Nokia OYJ, 4.38%, 06/12/27	310	309,593
Rogers Communications Inc.
2.90%, 11/15/26	255	251,332
3.20%, 03/15/27	1,095	1,079,586
3.63%, 12/15/25(a)	514	513,166
5.00%, 02/15/29	985	1,002,706
Sprint Capital Corp., 6.88%, 11/15/28	2,070	2,222,842
Sprint LLC, 7.63%, 03/01/26	1,330	1,329,286
Telefonica Emisiones SA, 4.10%, 03/08/27	1,056	1,053,987
Telefonica Europe BV, 8.25%, 09/15/30	530	611,512
TELUS Corp.
2.80%, 02/16/27	520	510,636
3.70%, 09/15/27	425	421,283
T-Mobile USA Inc.
1.50%, 02/15/26	930	923,500
2.05%, 02/15/28	1,395	1,332,369
2.25%, 02/15/26	1,630	1,619,831
2.40%, 03/15/29	425	401,100
2.63%, 04/15/26(a)	380	377,522
2.63%, 02/15/29	790	751,206
3.38%, 04/15/29	1,902	1,849,423
3.75%, 04/15/27	3,215	3,196,348
3.88%, 04/15/30	5,419	5,311,768
4.20%, 10/01/29	530	529,662
4.75%, 02/01/28	1,340	1,341,024
4.80%, 07/15/28	750	762,458
4.85%, 01/15/29	775	790,280
4.95%, 03/15/28	809	823,698
Verizon Communications Inc.
1.45%, 03/20/26	55	54,469
1.50%, 09/18/30	840	735,196
1.68%, 10/30/30	690	606,759
2.10%, 03/22/28	1,867	1,783,381
3.15%, 03/22/30	1,352	1,291,907
3.88%, 02/08/29	1,110	1,101,769
4.02%, 12/03/29	2,760	2,733,330
4.13%, 03/16/27	85	85,032
4.33%, 09/21/28(a)	2,570	2,583,027
		67,719,078
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	395	390,509
3.55%, 11/19/26	550	546,220
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
3.90%, 11/19/29	$685	$669,850
		1,606,579
Transportation — 0.7%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	395	391,381
Canadian National Railway Co., 2.75%, 03/01/26	447	444,981
Canadian Pacific Railway Co.
1.75%, 12/02/26	810	790,946
2.05%, 03/05/30(a)	360	328,377
4.00%, 06/01/28	405	404,543
4.80%, 03/30/30(a)	490	501,358
CSX Corp.
2.60%, 11/01/26	555	546,667
3.25%, 06/01/27(a)	679	670,952
3.35%, 11/01/25	470	470,000
3.80%, 03/01/28	645	642,479
4.25%, 03/15/29(a)	785	789,347
FedEx Corp.
3.10%, 08/05/29(a)	500	479,112
3.25%, 04/01/26(a)	622	619,272
JB Hunt Transport Services Inc.
3.88%, 03/01/26	215	214,723
4.90%, 03/15/30	580	593,424
Norfolk Southern Corp.
2.90%, 06/15/26	470	466,482
3.80%, 08/01/28(a)	460	458,081
5.05%, 08/01/30	470	486,830
Ryder System Inc.
5.25%, 06/01/28	505	518,002
5.38%, 03/15/29	390	403,321
5.65%, 03/01/28	375	387,121
Union Pacific Corp.
2.15%, 02/05/27	405	396,106
2.40%, 02/05/30	582	542,582
2.75%, 03/01/26	530	527,555
3.00%, 04/15/27	395	389,772
3.70%, 03/01/29	625	617,811
3.95%, 09/10/28	825	823,832
4.75%, 02/21/26	400	400,628
United Parcel Service Inc.
2.40%, 11/15/26	399	393,141
3.05%, 11/15/27	785	773,061
3.40%, 03/15/29	555	544,797
4.45%, 04/01/30	565	574,836
4.65%, 10/15/30(a)	160	163,870
		16,755,390
Trucking & Leasing — 0.0%
GATX Corp.
4.00%, 06/30/30	385	378,229
4.70%, 04/01/29	375	379,348
		757,577
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	$400	$376,673
2.95%, 09/01/27	410	402,384
3.45%, 06/01/29	432	422,309
3.75%, 09/01/28	460	456,548
Essential Utilities Inc.
2.70%, 04/15/30	350	326,752
4.80%, 08/15/27	440	444,553
		2,429,219
Total Long-Term Investments — 99.2% (Cost: $2,290,933,589)		2,314,426,303
	Shares
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	97,081,962	97,130,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	10,720,000	10,720,000
Total Short-Term Securities — 4.6% (Cost: $107,780,747)		107,850,503
Total Investments — 103.8% (Cost: $2,398,714,336)		2,422,276,806
Liabilities in Excess of Other Assets — (3.8)%		(88,455,502)
Net Assets — 100.0%		$2,333,821,304

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$139,472,808	$—	$(42,317,298)(a)	$3,105	$(28,112)	$97,130,503	97,081,962	$253,524 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,180,000	—	(13,460,000)(a)	—	—	10,720,000	10,720,000	768,760	—
				$3,105	$(28,112)	$107,850,503		$1,022,284	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,314,426,303	$—	$2,314,426,303
Short-Term Securities
Money Market Funds	107,850,503	—	—	107,850,503
	$107,850,503	$2,314,426,303	$—	$2,422,276,806
See notes to financial statements.
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$390	$382,607
General Dynamics Corp.
2.25%, 06/01/31(a)	298	269,811
2.63%, 11/15/27	328	320,271
2.85%, 06/01/41	315	238,584
3.50%, 04/01/27	397	395,277
3.60%, 11/15/42	198	162,694
3.63%, 04/01/30	555	544,755
3.75%, 05/15/28	374	373,357
4.25%, 04/01/40	504	463,703
4.25%, 04/01/50	367	317,040
4.95%, 08/15/35(a)	460	470,068
General Electric Co.
4.30%, 07/29/30	355	357,471
4.50%, 03/11/44	235	214,375
4.90%, 01/29/36(a)	490	499,527
5.88%, 01/14/38	560	611,886
6.75%, 03/15/32	310	352,297
6.88%, 01/10/39	105	124,479
Lockheed Martin Corp.
2.80%, 06/15/50	429	278,678
3.60%, 03/01/35	298	275,534
3.80%, 03/01/45	560	457,528
3.90%, 06/15/32(a)	415	405,916
4.07%, 12/15/42	613	532,488
4.09%, 09/15/52	326	264,960
4.15%, 08/15/28(a)	165	165,777
4.15%, 06/15/53	495	404,851
4.30%, 06/15/62	475	385,275
4.40%, 08/15/30	380	383,729
4.45%, 05/15/28(a)	280	282,978
4.50%, 02/15/29	355	360,307
4.50%, 05/15/36	355	348,792
4.70%, 12/15/31	430	440,114
4.70%, 05/15/46	608	559,201
4.75%, 02/15/34	445	450,001
4.80%, 08/15/34	550	557,474
5.00%, 08/15/35	215	219,489
5.10%, 11/15/27	390	398,724
5.20%, 02/15/55(a)	560	541,179
5.20%, 02/15/64	490	466,098
5.25%, 01/15/33	525	551,445
5.70%, 11/15/54(a)	470	485,977
5.90%, 11/15/63	370	393,601
Series B, 6.15%, 09/01/36	345	385,619
		16,093,937
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	490	308,267
2.90%, 03/01/32(a)	440	403,271
3.25%, 03/27/30	525	505,135
4.50%, 08/15/33(a)	345	343,744
4.50%, 03/15/49	338	295,995
Philip Morris International Inc.
1.75%, 11/01/30	390	345,376
2.10%, 05/01/30	376	343,187
3.13%, 08/17/27(a)	295	290,644
3.13%, 03/02/28	255	249,683
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29	$304	$295,770
3.88%, 10/27/28	520	517,250
3.88%, 08/21/42	600	495,987
4.00%, 10/29/30	325	320,363
4.13%, 04/28/28	300	300,679
4.13%, 03/04/43(a)	424	361,363
4.25%, 10/29/32	325	317,469
4.25%, 11/10/44	598	511,911
4.38%, 11/01/27	535	538,839
4.38%, 04/30/30	335	336,356
4.38%, 11/15/41	360	320,495
4.50%, 03/20/42	196	176,263
4.63%, 11/01/29	420	426,133
4.63%, 10/29/35	325	317,535
4.75%, 02/12/27	320	323,019
4.75%, 11/01/31	350	355,472
4.88%, 02/15/28	850	864,373
4.88%, 02/13/29	525	535,856
4.88%, 04/30/35(a)	345	344,330
4.88%, 11/15/43	492	457,805
4.90%, 11/01/34	380	381,508
5.13%, 11/17/27	240	244,821
5.13%, 02/15/30	1,105	1,140,323
5.13%, 02/13/31	675	698,167
5.25%, 09/07/28	445	458,353
5.25%, 02/13/34	850	877,089
5.38%, 02/15/33(a)	980	1,021,237
5.50%, 09/07/30	315	330,685
5.63%, 11/17/29	625	655,903
5.63%, 09/07/33	515	544,593
5.75%, 11/17/32	720	766,513
6.38%, 05/16/38	980	1,094,990
		19,416,752
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	285	259,053
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	126	120,996
United Airlines Pass-Through Trust
5.80%, 07/15/37	496	520,044
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	373	339,930
Series 2020-1, 5.88%, 04/15/29	517	529,372
Series AA, 5.45%, 08/15/38	628	646,561
		2,415,956
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	500	492,958
2.75%, 03/27/27	496	488,907
2.85%, 03/27/30	757	720,072
3.25%, 03/27/40(a)	637	517,435
3.38%, 11/01/46	320	240,102
3.38%, 03/27/50	630	459,822
3.63%, 05/01/43	327	264,397
3.88%, 11/01/45	505	412,860
Ralph Lauren Corp.
2.95%, 06/15/30	435	411,201
5.00%, 06/15/32(a)	130	133,690
		4,141,444
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.80%, 01/13/31	$315	$276,750
2.00%, 03/24/28	380	362,091
2.25%, 01/12/29(a)	225	212,165
2.35%, 01/08/27	277	271,428
3.50%, 02/15/28	176	173,795
4.25%, 09/01/28(a)	355	356,090
4.40%, 09/05/29(a)	425	428,000
4.45%, 10/22/27	405	407,843
4.50%, 09/04/30	375	375,480
4.55%, 07/09/27	300	302,464
4.55%, 03/03/28(a)	335	338,084
4.60%, 04/17/30	385	388,935
4.70%, 01/12/28	285	288,487
4.80%, 03/05/30	315	321,105
4.85%, 10/23/31	260	264,624
4.90%, 03/12/27	295	298,244
4.90%, 07/09/27	325	329,141
4.90%, 03/13/29	285	291,155
4.90%, 01/10/34(a)	315	318,311
5.05%, 07/10/31	395	406,119
5.13%, 07/07/28	400	409,897
5.15%, 07/09/32	415	426,252
5.20%, 03/05/35(a)	270	275,326
5.65%, 11/15/28	310	323,148
5.85%, 10/04/30	265	281,802
Cummins Inc.
1.50%, 09/01/30(a)	418	371,284
2.60%, 09/01/50	315	195,159
4.70%, 02/15/31	320	326,103
4.88%, 10/01/43	455	442,172
4.90%, 02/20/29(a)	335	344,333
5.15%, 02/20/34	315	326,043
5.30%, 05/09/35	330	341,572
5.45%, 02/20/54(a)	445	443,621
Honda Motor Co. Ltd.
2.53%, 03/10/27	725	710,071
2.97%, 03/10/32	410	374,618
4.44%, 07/08/28	330	332,153
4.69%, 07/08/30	610	615,867
5.34%, 07/08/35	465	477,293
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	540	642,321
PACCAR Financial Corp.
4.45%, 08/06/27(a)	350	353,883
4.55%, 03/03/28	330	335,155
4.60%, 01/31/29	260	265,242
5.00%, 05/13/27	230	233,899
5.20%, 11/09/26	350	354,748
Toyota Motor Corp.
2.36%, 03/25/31(a)	105	95,824
2.76%, 07/02/29	315	301,124
3.67%, 07/20/28(a)	161	160,409
4.19%, 06/30/27	290	291,413
4.45%, 06/30/30(a)	210	212,418
5.05%, 06/30/35	185	190,345
5.12%, 07/13/28	310	319,048
5.12%, 07/13/33	185	193,385
Toyota Motor Credit Corp.
1.15%, 08/13/27	310	295,622
1.65%, 01/10/31	320	281,426
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 01/13/27	$435	$424,833
1.90%, 04/06/28	275	262,561
1.90%, 09/12/31	230	201,357
2.15%, 02/13/30	475	439,017
3.05%, 03/22/27	725	716,868
3.05%, 01/11/28	335	328,780
3.20%, 01/11/27	442	438,152
3.38%, 04/01/30	545	528,642
3.65%, 01/08/29(a)	350	346,305
4.05%, 09/05/28(a)	720	722,027
4.35%, 10/08/27	695	700,858
4.45%, 06/29/29	520	526,025
4.50%, 05/14/27	455	459,269
4.55%, 09/20/27	410	415,015
4.55%, 08/09/29	560	568,931
4.55%, 05/17/30	270	274,345
4.60%, 01/08/27	305	307,522
4.60%, 10/10/31	460	466,453
4.63%, 01/12/28	595	603,443
4.65%, 01/05/29	225	229,197
4.65%, 09/03/32	395	398,745
4.70%, 01/12/33	220	223,336
4.80%, 05/15/30	440	451,061
4.80%, 01/05/34	400	407,633
4.95%, 01/09/30	620	639,146
5.05%, 05/16/29	420	433,133
5.10%, 03/21/31	515	534,793
5.25%, 09/11/28	355	367,272
5.35%, 01/09/35	385	404,337
5.40%, 11/20/26	450	456,655
5.45%, 11/10/27	295	303,650
5.55%, 11/20/30	452	479,600
Series B, 5.00%, 03/19/27	360	365,319
		32,377,567
Auto Parts & Equipment — 0.0%
Magna International Inc.
2.45%, 06/15/30(a)	446	410,695
5.50%, 03/21/33(a)	155	161,214
		571,909
Banks — 32.7%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	305	305,183
4.42%, 12/16/26	275	276,417
4.75%, 01/18/27	480	484,803
4.90%, 07/16/27	450	457,473
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	250	252,784
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	220	227,529
Banco Santander SA
2.96%, 03/25/31	435	402,913
3.31%, 06/27/29	515	498,541
3.49%, 05/28/30	485	465,999
3.80%, 02/23/28	458	453,511
4.18%, 03/24/28, (1-year CMT + 2.00%)(b)	835	833,633
4.25%, 04/11/27	695	695,446
4.38%, 04/12/28	578	579,542
4.55%, 11/06/30	200	200,108
5.13%, 11/06/35	200	200,270
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.29%, 08/18/27	$885	$900,918
5.37%, 07/15/28, (1-year CMT + 0.95%)(b)	990	1,008,728
5.44%, 07/15/31	505	529,555
5.54%, 03/14/30, (1-year CMT + 0.02%)(b)	645	667,120
5.55%, 03/14/28, (1-year CMT + 1.25%)(b)	460	467,418
5.57%, 01/17/30	535	557,710
5.59%, 08/08/28	695	720,408
6.03%, 01/17/35	440	472,053
6.53%, 11/07/27, (1-year CMT + 1.65%)(b)	635	649,497
6.61%, 11/07/28	465	496,326
6.94%, 11/07/33	610	699,551
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(b)	905	811,032
1.92%, 10/24/31, (1-day SOFR + 1.37%)(b)	1,065	949,863
2.09%, 06/14/29, (1-day SOFR + 1.06%)(b)	950	902,069
2.30%, 07/21/32, (1-day SOFR + 1.22%)(b)	1,390	1,236,627
2.48%, 09/21/36, (5-year CMT + 1.20%)(b)	635	553,196
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(b)	1,185	1,099,733
2.55%, 02/04/28, (1-day SOFR + 1.05%)(b)	665	652,042
2.57%, 10/20/32, (1-day SOFR + 1.21%)(b)	1,485	1,335,612
2.59%, 04/29/31, (1-day SOFR + 2.15%)(b)	964	896,304
2.68%, 06/19/41, (1-day SOFR + 1.93%)(b)	1,535	1,138,706
2.69%, 04/22/32, (1-day SOFR + 1.32%)(b)	1,300	1,188,121
2.83%, 10/24/51, (1-day SOFR + 1.88%)(b)	390	252,664
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(b)	730	693,329
2.97%, 02/04/33, (1-day SOFR + 1.33%)(b)	1,160	1,057,672
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(b)	610	406,503
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	881	849,597
3.25%, 10/21/27	784	773,730
3.31%, 04/22/42, (1-day SOFR + 1.58%)(b)	1,070	852,384
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(b)	1,952	1,922,592
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(b)	924	915,831
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(b)	820	814,633
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(b)	880	876,581
3.85%, 03/08/37, (5-year CMT + 2.00%)(b)	790	741,122
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(b)	404	327,639
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(b)	979	974,353
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(b)	1,020	1,012,984
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(b)	413	370,301
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(b)	1,793	1,464,618
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(b)	603	564,224
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(b)	1,253	1,257,746
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(b)	779	664,854
4.38%, 04/27/28, (1-day SOFR + 1.58%)(b)	755	757,240
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(b)	610	536,712
Security	Par (000)	Value
Banks (continued)
4.57%, 04/27/33, (1-day SOFR + 1.83%)(b)	$1,265	$1,263,133
4.62%, 05/09/29, (1-day SOFR + 1.11%)(b)	725	733,217
4.88%, 04/01/44	235	225,171
4.95%, 07/22/28, (1-day SOFR + 2.04%)(b)	1,000	1,013,408
4.98%, 01/24/29, (1-day SOFR + 0.83%)(b)	745	757,891
5.00%, 01/21/44	647	633,971
5.02%, 07/22/33, (1-day SOFR + 2.16%)(b)	1,555	1,592,032
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(b)	1,090	1,125,289
5.20%, 04/25/29, (1-day SOFR + 1.63%)(b)	1,015	1,039,420
5.29%, 04/25/34, (1-day SOFR + 1.91%)(b)	1,475	1,525,608
5.43%, 08/15/35, (1-day SOFR + 1.09%)(b)	855	873,005
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)(b)	715	747,691
5.47%, 01/23/35, (1-day SOFR + 1.65%)(b)	1,605	1,677,026
5.51%, 01/24/36, (1-day SOFR + 1.31%)(b)	1,350	1,412,738
5.52%, 10/25/35, (1-day SOFR + 1.74%)(b)	1,020	1,046,553
5.74%, 02/12/36, (1-day SOFR + 1.70%)(b)	785	816,939
5.82%, 09/15/29, (1-day SOFR + 1.57%)(b)	875	913,603
5.87%, 09/15/34, (1-day SOFR + 1.84%)(b)	1,235	1,323,645
5.88%, 02/07/42	428	459,320
6.00%, 10/15/36	385	417,770
6.11%, 01/29/37	645	695,628
6.20%, 11/10/28, (1-day SOFR + 1.99%)(b)	675	702,102
7.75%, 05/14/38	565	691,471
Series L, 4.18%, 11/25/27	590	590,152
Series L, 4.75%, 04/21/45	195	177,271
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(b)	586	535,751
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(b)	290	214,564
Bank of Montreal
2.65%, 03/08/27	505	496,179
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	830	828,742
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(b)	660	657,698
4.64%, 09/10/30, (1-day SOFR + 1.25%)(b)	100	101,147
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(b)	470	478,748
5.20%, 02/01/28	595	609,342
5.27%, 12/11/26	565	572,294
5.37%, 06/04/27	300	306,531
5.51%, 06/04/31	450	473,662
5.72%, 09/25/28	370	386,186
Series H, 4.70%, 09/14/27	390	394,666
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	145	136,918
1.65%, 01/28/31	335	294,892
1.80%, 07/28/31	450	395,849
2.05%, 01/26/27(a)	290	283,622
3.00%, 10/30/28	291	282,390
3.25%, 05/16/27	518	512,776
3.30%, 08/23/29	415	401,994
3.40%, 01/29/28	388	383,975
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(b)	501	497,513
3.85%, 04/28/28	435	435,455
3.99%, 06/13/28, (1-day SOFR + 1.15%)(b)	320	319,803
4.29%, 06/13/33, (1-day SOFR + 1.42%)(b)	445	438,771
4.44%, 06/09/28, (1-day SOFR + 0.68%)(b)	310	311,935
4.54%, 02/01/29, (1-day SOFR + 1.17%)(b)	265	267,851
4.60%, 07/26/30, (1-day SOFR + 1.76%)(b)	160	162,533
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.71%, 02/01/34, (1-day SOFR + 1.51%)(b)	$370	$371,557
4.73%, 04/20/29, (1-day SOFR + 1.14%)(b)	595	604,752
4.89%, 07/21/28, (1-day SOFR + 0.84%)(b)	275	278,949
4.94%, 02/11/31, (1-day SOFR + 0.89%)(b)	670	688,280
4.97%, 04/26/34, (1-day SOFR + 1.61%)(b)	570	580,817
4.98%, 03/14/30, (1-day SOFR + 1.09%)(b)	485	497,815
5.06%, 07/22/32, (1-day SOFR + 1.23%)(b)	420	433,993
5.19%, 03/14/35, (1-day SOFR + 1.42%)(b)	465	478,813
5.23%, 11/20/35, (1-day SOFR + 1.25%)(b)	390	403,701
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)(b)	255	264,014
5.61%, 07/21/39, (1-day SOFR + 1.77%)(b)	360	376,573
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(b)	620	640,815
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(b)	720	774,745
6.32%, 10/25/29, (1-day SOFR + 1.60%)(b)	335	356,132
6.47%, 10/25/34, (1-day SOFR + 1.85%)(b)	530	591,180
Bank of Nova Scotia (The)
1.95%, 02/02/27	265	258,515
2.15%, 08/01/31	395	350,198
2.45%, 02/02/32	430	382,635
2.95%, 03/11/27	230	226,806
4.04%, 09/15/28, (1-day SOFR + 0.76%)(b)	770	768,424
4.34%, 09/15/31, (1-day SOFR + 1.09%)(b)	390	387,718
4.40%, 09/08/28, (1-day SOFR + 1.00%)(b)	750	753,994
4.74%, 11/10/32, (1-day SOFR + 1.44%)(b)	340	343,735
4.85%, 02/01/30	595	608,152
4.93%, 02/14/29, (1-day SOFR + 0.89%)(b)	485	492,998
5.13%, 02/14/31, (1-day SOFR + 1.07%)(b)	425	436,563
5.25%, 06/12/28	115	118,446
5.35%, 12/07/26	525	532,154
5.40%, 06/04/27	385	393,355
5.45%, 08/01/29	440	458,194
5.65%, 02/01/34	300	319,068
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	205	204,398
4.95%, 02/15/36	390	387,050
5.00%, 12/06/34	235	235,838
BPCE SA, 3.38%, 12/02/26	85	84,325
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	475	471,706
3.60%, 04/07/32	580	550,946
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(b)	690	690,697
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(b)	790	792,629
4.63%, 09/11/30, (1-day SOFR + 1.34%)(b)	320	323,508
4.86%, 01/13/28, (1-day SOFR + 0.72%)(b)	450	453,606
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	800	812,107
5.00%, 04/28/28	545	556,761
5.24%, 06/28/27	655	667,563
5.25%, 01/13/31, (1-day SOFR + 1.11%)(b)	515	531,685
5.26%, 04/08/29	660	682,284
5.99%, 10/03/28	310	325,699
6.09%, 10/03/33	425	462,372
Capital One NA
2.70%, 02/06/30	250	234,096
4.65%, 09/13/28	110	111,233
Citibank N.A.
4.58%, 05/29/27	1,345	1,356,904
4.84%, 08/06/29(a)	815	834,202
Security	Par (000)	Value
Banks (continued)
4.88%, 11/19/27, (1-day SOFR + 0.71%)(b)	$990	$996,927
4.91%, 05/29/30	1,025	1,054,212
5.49%, 12/04/26	990	1,004,479
5.57%, 04/30/34	1,055	1,118,766
5.80%, 09/29/28	1,120	1,173,556
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(b)	1,225	1,089,795
2.56%, 05/01/32, (1-day SOFR + 1.17%)(b)	1,535	1,385,329
2.57%, 06/03/31, (1-day SOFR + 2.11%)(b)	1,728	1,593,248
2.67%, 01/29/31, (1-day SOFR + 1.15%)(b)	1,161	1,082,279
2.90%, 11/03/42, (1-day SOFR + 1.38%)(b)	625	461,469
2.98%, 11/05/30, (1-day SOFR + 1.42%)(b)	1,493	1,415,829
3.06%, 01/25/33, (1-day SOFR + 1.35%)(b)	1,480	1,351,122
3.07%, 02/24/28, (1-day SOFR + 1.28%)(b)	475	468,339
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(b)	1,106	1,091,896
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(b)	1,399	1,386,846
3.79%, 03/17/33, (1-day SOFR + 1.94%)(b)	1,495	1,422,020
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(b)	471	416,084
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(b)	1,371	1,365,655
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(b)	1,300	1,285,214
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)(b)	999	996,536
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(b)	451	382,935
4.41%, 03/31/31, (1-day SOFR + 3.91%)(b)	1,954	1,951,417
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)(b)	1,365	1,366,725
4.54%, 09/19/30, (1-day SOFR + 1.34%)(b)	1,485	1,493,612
4.64%, 05/07/28, (1-day SOFR + 1.14%)(b)	1,125	1,132,226
4.65%, 07/30/45	494	447,567
4.65%, 07/23/48	1,203	1,073,307
4.66%, 05/24/28, (1-day SOFR + 1.89%)(b)	870	876,130
4.79%, 03/04/29, (1-day SOFR + 0.87%)(b)	1,060	1,073,690
4.91%, 05/24/33, (1-day SOFR + 2.09%)(b)	1,520	1,537,845
4.95%, 05/07/31, (1-day SOFR + 1.46%)(b)	1,080	1,101,530
5.17%, 02/13/30, (1-day SOFR + 1.36%)(b)	1,625	1,667,581
5.17%, 09/11/36, (1-day SOFR + 1.49%)(b)	995	1,007,689
5.32%, 03/26/41, (1-day SOFR + 4.55%)(b)	635	633,847
5.33%, 03/27/36, (1-day SOFR + 1.47%)(b)	1,205	1,233,911
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(b)	1,310	1,359,233
5.61%, 03/04/56, (1-day SOFR + 1.75%)(b)	1,015	1,030,600
5.88%, 01/30/42	435	461,129
6.27%, 11/17/33, (1-day SOFR + 2.34%)(b)	1,435	1,566,039
8.13%, 07/15/39(a)	933	1,195,252
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(b)	140	140,772
Commonwealth Bank of Australia, 4.15%, 10/01/30	310	310,761
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	270	273,233
4.58%, 11/27/26	445	448,099
Cooperatieve Rabobank UA
3.96%, 10/17/28	280	280,153
5.25%, 05/24/41	626	632,047
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	250	251,882
4.49%, 10/17/29	250	254,196
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.80%, 01/09/29	$130	$132,970
4.88%, 01/21/28	250	255,359
5.04%, 03/05/27	315	319,654
Deutsche Bank AG/New York NY, 5.41%, 05/10/29	260	270,194
Fifth Third Bank NA
2.25%, 02/01/27	305	297,838
4.97%, 01/28/28, (1-day SOFR + 0.81%)(b)	75	75,665
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(b)	1,470	1,300,726
2.38%, 07/21/32, (1-day SOFR + 1.25%)(b)	1,912	1,703,900
2.60%, 02/07/30	1,073	1,005,102
2.62%, 04/22/32, (1-day SOFR + 1.28%)(b)	1,830	1,661,583
2.64%, 02/24/28, (1-day SOFR + 1.11%)(b)	480	470,514
2.65%, 10/21/32, (1-day SOFR + 1.26%)(b)	1,585	1,424,284
2.91%, 07/21/42, (1-day SOFR + 1.47%)(b)	697	517,686
3.10%, 02/24/33, (1-day SOFR + 1.41%)(b)	2,035	1,866,440
3.21%, 04/22/42, (1-day SOFR + 1.51%)(b)	1,027	796,483
3.44%, 02/24/43, (1-day SOFR + 1.63%)(b)	940	742,466
3.50%, 11/16/26(a)	1,001	996,317
3.62%, 03/15/28, (1-day SOFR + 1.85%)(b)	500	496,296
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)(b)	1,850	1,836,723
3.80%, 03/15/30	1,378	1,354,831
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(b)	1,243	1,231,339
3.85%, 01/26/27	1,347	1,342,562
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(b)	1,283	1,152,284
4.15%, 10/21/29, (1-day SOFR + 0.90%)(b)	1,165	1,161,072
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(b)	1,682	1,682,859
4.37%, 10/21/31, (1-day SOFR + 1.06%)(b)	1,280	1,275,434
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(b)	685	636,808
4.48%, 08/23/28, (1-day SOFR + 1.73%)(b)	1,340	1,347,020
4.69%, 10/23/30, (1-day SOFR + 1.14%)(b)	1,305	1,320,799
4.75%, 10/21/45	840	770,473
4.80%, 07/08/44	783	730,142
4.94%, 04/23/28, (1-day SOFR + 1.32%)(b)	380	384,160
4.94%, 10/21/36, (1-day SOFR + 1.33%)(b)	1,215	1,208,774
5.02%, 10/23/35, (1-day SOFR + 1.42%)(b)	1,895	1,907,072
5.05%, 07/23/30, (1-day SOFR + 1.21%)(b)	1,160	1,187,590
5.21%, 01/28/31, (1-day SOFR + 1.08%)(b)	990	1,021,380
5.22%, 04/23/31, (1-day SOFR + 1.58%)(b)	1,510	1,558,922
5.33%, 07/23/35, (1-day SOFR + 1.55%)(b)	1,810	1,861,836
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)(b)	1,625	1,692,641
5.56%, 11/19/45, (1-day SOFR + 1.58%)(b)	1,525	1,544,889
5.73%, 04/25/30, (1-day SOFR + 0.27%)(b)	1,220	1,274,991
5.73%, 01/28/56, (1-day SOFR + 1.70%)(b)	1,600	1,656,344
5.85%, 04/25/35, (1-day SOFR + 1.55%)(b)	1,425	1,517,401
6.13%, 02/15/33	908	995,078
6.25%, 02/01/41	1,194	1,315,361
6.48%, 10/24/29, (1-day SOFR + 1.77%)(b)	1,525	1,620,146
6.56%, 10/24/34, (1-day SOFR + 1.95%)(b)	890	994,767
HSBC Bank USA NA, 7.00%, 01/15/39	260	306,264
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(b)	1,050	1,008,479
2.21%, 08/17/29, (1-day SOFR + 1.29%)(b)	1,020	963,778
2.25%, 11/22/27, (1-day SOFR + 1.10%)(b)	755	739,551
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	820	743,657
2.80%, 05/24/32, (1-day SOFR + 1.19%)(b)	1,440	1,310,359
Security	Par (000)	Value
Banks (continued)
2.85%, 06/04/31, (1-day SOFR + 2.39%)(b)	$770	$717,219
2.87%, 11/22/32, (1-day SOFR + 1.41%)(b)	760	686,247
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(b)	1,773	1,747,026
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(b)	1,313	1,308,928
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	1,473	1,481,819
4.62%, 11/06/31, (1-day SOFR + 1.19%)(b)	600	600,699
4.76%, 06/09/28, (1-day SOFR + 2.11%)(b)	1,165	1,174,165
4.90%, 03/03/29, (1-day SOFR + 1.03%)(b)	760	770,270
4.95%, 03/31/30	1,198	1,228,011
5.13%, 11/19/28, (1-day SOFR + 1.04%)(b)	760	772,634
5.13%, 03/03/31, (1-day SOFR + 1.29%)(b)	1,215	1,243,339
5.13%, 11/06/36	600	599,779
5.21%, 08/11/28, (1-day SOFR + 2.61%)(b)	1,205	1,224,355
5.24%, 05/13/31, (1-day SOFR + 1.57%)(b)	1,125	1,157,529
5.29%, 11/19/30, (1-day SOFR + 1.29%)(b)	1,380	1,423,193
5.40%, 08/11/33, (1-day SOFR + 2.87%)(b)	1,076	1,116,136
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)(b)	1,055	1,087,288
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	790	818,599
5.60%, 05/17/28, (1-day SOFR + 1.06%)(b)	1,060	1,080,525
5.72%, 03/04/35, (1-day SOFR + 1.78%)(b)	980	1,033,864
5.73%, 05/17/32, (1-day SOFR + 1.52%)(b)	875	920,608
5.79%, 05/13/36, (1-day SOFR + 1.88%)(b)	1,240	1,308,045
6.10%, 01/14/42(a)	335	365,644
6.16%, 03/09/29, (1-day SOFR + 1.97%)(b)	890	926,654
6.25%, 03/09/34, (1-day SOFR + 2.39%)(b)	1,015	1,105,457
6.33%, 03/09/44, (1-day SOFR + 2.65%)(b)	1,235	1,362,209
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	1,145	1,212,045
HSBC USA Inc.
4.65%, 06/03/28(a)	450	455,921
5.29%, 03/04/27	645	655,502
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(b)	395	396,820
4.87%, 04/12/28, (1-day SOFR + 0.72%)(b)	340	342,985
5.65%, 01/10/30	30	31,343
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(b)	408	374,140
3.95%, 03/29/27	790	788,080
4.02%, 03/28/28, (1-day SOFR + 1.83%)(b)	400	398,847
4.05%, 04/09/29	410	407,083
4.25%, 03/28/33, (1-day SOFR + 2.07%)(b)	500	489,681
4.55%, 10/02/28	620	626,842
4.86%, 03/25/29, (1-day SOFR + 1.01%)(b)	245	248,254
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	465	476,416
5.34%, 03/19/30, (1-day SOFR + 1.44%)(b)	690	711,326
5.53%, 03/25/36, (1-day SOFR + 1.61%)(b)	445	462,642
5.55%, 03/19/35, (1-day SOFR + 1.77%)(b)	645	671,904
6.11%, 09/11/34, (1-day SOFR + 2.09%)(b)	770	832,946
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(b)	695	614,880
1.95%, 02/04/32, (1-day SOFR + 1.07%)(b)	929	822,432
2.07%, 06/01/29, (1-day SOFR + 1.02%)(b)	730	693,988
2.18%, 06/01/28, (1-day SOFR + 1.89%)(b)	566	549,486
2.52%, 04/22/31, (1-day SOFR + 2.04%)(b)	860	799,405
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(b)	475	345,229
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	$955	$859,502
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(b)	960	874,002
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(b)	1,180	1,115,203
2.95%, 02/24/28, (1-day SOFR + 1.17%)(b)	575	566,416
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(b)	866	813,695
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	1,325	1,212,616
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(b)	420	331,259
3.11%, 04/22/51, (1-day SOFR + 2.44%)(b)	665	463,753
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(b)	565	442,320
3.33%, 04/22/52, (1-day SOFR + 1.58%)(b)	930	668,944
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(b)	720	710,657
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(b)	728	721,732
3.63%, 12/01/27	587	582,006
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(b)	836	821,950
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(b)	894	890,125
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(b)	706	635,602
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(b)	530	428,796
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(b)	1,140	934,988
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(b)	665	663,055
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(b)	458	380,236
4.13%, 12/15/26	600	600,397
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(b)	455	455,565
4.25%, 10/01/27	530	532,902
4.26%, 10/22/31, (1-day SOFR + 0.93%)(b)	780	777,334
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(b)	563	485,395
4.32%, 04/26/28, (1-day SOFR + 1.56%)(b)	965	968,039
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(b)	845	852,209
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(b)	940	949,016
4.51%, 10/22/28, (1-day SOFR + 0.86%)(b)	600	604,434
4.57%, 06/14/30, (1-day SOFR + 1.75%)(b)	810	818,504
4.59%, 04/26/33, (1-day SOFR + 1.80%)(b)	790	792,099
4.60%, 10/22/30, (1-day SOFR + 1.04%)(b)	835	845,955
4.81%, 10/22/36, (1-day SOFR + 1.19%)(b)	1,150	1,146,159
4.85%, 07/25/28, (1-day SOFR + 1.99%)(b)	925	936,321
4.85%, 02/01/44(a)	278	266,303
4.91%, 07/25/33, (1-day SOFR + 2.08%)(b)	1,180	1,204,298
4.92%, 01/24/29, (1-day SOFR + 0.80%)(b)	650	661,367
4.95%, 10/22/35, (1-day SOFR + 1.34%)(b)	965	974,321
4.95%, 06/01/45(a)	505	480,571
4.98%, 07/22/28, (1-day SOFR + 0.93%)(b)	670	679,627
5.00%, 07/22/30, (1-day SOFR + 0.13%)(b)	915	938,353
5.01%, 01/23/30, (1-day SOFR + 1.31%)(b)	525	537,703
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)	805	813,385
Security	Par (000)	Value
Banks (continued)
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)(b)	$920	$950,186
5.14%, 01/24/31, (1-day SOFR + 1.01%)(b)	815	842,226
5.29%, 07/22/35, (1-day SOFR + 1.46%)(b)	970	1,002,612
5.30%, 07/24/29, (1-day SOFR + 1.45%)(b)	750	772,116
5.34%, 01/23/35, (1-day SOFR + 1.62%)(b)	835	865,557
5.35%, 06/01/34, (1-day SOFR + 1.85%)(b)	1,335	1,393,981
5.40%, 01/06/42	364	372,754
5.50%, 01/24/36, (1-day SOFR + 1.32%)(b)	865	906,790
5.50%, 10/15/40	390	408,576
5.53%, 11/29/45, (1-day SOFR + 1.55%)(b)	770	792,802
5.57%, 04/22/28, (1-day SOFR + 0.93%)(b)	775	790,926
5.57%, 04/22/36, (1-day SOFR + 1.68%)(b)	1,085	1,143,623
5.58%, 04/22/30, (1-day SOFR + 0.16%)(b)	880	918,428
5.58%, 07/23/36, (1-day SOFR + 1.64%)(b)	825	854,921
5.60%, 07/15/41	508	533,489
5.63%, 08/16/43(a)	325	336,423
5.72%, 09/14/33, (1-day SOFR + 2.58%)(b)	710	752,975
5.77%, 04/22/35, (1-day SOFR + 1.49%)(b)	885	944,003
6.09%, 10/23/29, (1-day SOFR + 1.57%)(b)	805	848,641
6.25%, 10/23/34, (1-day SOFR + 1.81%)(b)	830	913,598
6.40%, 05/15/38	637	724,804
8.00%, 04/29/27	299	315,931
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	885	895,534
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(b)	750	740,596
3.75%, 01/11/27	590	587,773
3.75%, 03/18/28, (1-year CMT + 1.80%)(b)	285	283,225
4.38%, 03/22/28	870	873,788
4.43%, 11/04/31, (1-year CMT + 0.82%)(b)	600	599,174
4.55%, 08/16/28	570	575,748
4.82%, 06/13/29, (1-year CMT + 0.83%)(b)	460	466,587
4.94%, 11/04/36, (1-year CMT + 0.97%)(b)	590	584,717
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(b)	615	624,156
5.09%, 11/26/28, (1-year CMT + 0.85%)(b)	640	650,659
5.46%, 01/05/28, (1-year CMT + 1.38%)(b)	1,120	1,135,371
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(b)	490	511,254
5.68%, 01/05/35, (1-year CMT + 1.75%)(b)	860	902,304
5.72%, 06/05/30, (1-year CMT + 1.07%)(b)	580	606,866
5.87%, 03/06/29, (1-year CMT + 1.70%)(b)	660	684,334
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	250	246,219
4.70%, 01/27/28	500	505,922
4.76%, 07/06/28, (1-day SOFR + 0.95%)(b)	295	297,475
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	415	375,151
2.31%, 07/20/32, (1-year CMT + 0.95%)(b)	895	795,423
2.34%, 01/19/28, (1-year CMT + 0.83%)(b)	675	660,141
2.49%, 10/13/32, (1-year CMT + 0.97%)(b)	375	335,153
2.56%, 02/25/30(a)	584	545,194
2.85%, 01/19/33, (1-year CMT + 1.10%)(b)	635	575,941
3.20%, 07/18/29	784	755,803
3.29%, 07/25/27	467	461,602
3.68%, 02/22/27	547	544,901
3.74%, 03/07/29	735	726,328
3.75%, 07/18/39	820	721,953
3.96%, 03/02/28(a)	427	426,660
4.05%, 09/11/28	481	481,130
4.08%, 04/19/28, (1-year CMT + 1.30%)(b)	340	339,478
4.15%, 03/07/39	67	63,103
4.29%, 07/26/38(a)	320	305,866
4.32%, 04/19/33, (1-year CMT + 1.55%)(b)	385	378,976
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.53%, 09/12/31, (1-year CMT + 0.80%)(b)	$890	$893,604
5.02%, 07/20/28, (1-year CMT + 1.95%)(b)	1,010	1,024,387
5.13%, 07/20/33, (1-year CMT + 2.13%)(b)	760	783,371
5.16%, 04/24/31, (1-year CMT + 1.17%)(b)	435	448,628
5.19%, 09/12/36, (1-year CMT + 0.93%)(b)	450	459,462
5.20%, 01/16/31, (1-year CMT + 0.78%)(b)	595	613,995
5.24%, 04/19/29, (1-year CMT + 1.70%)(b)	345	353,476
5.26%, 04/17/30, (1-year CMT + 0.82%)(b)	430	443,854
5.35%, 09/13/28, (1-year CMT + 1.90%)(b)	650	663,982
5.41%, 04/19/34, (1-year CMT + 1.97%)(b)	330	345,980
5.42%, 02/22/29, (1-year CMT + 1.38%)(b)	540	555,002
5.43%, 04/17/35, (1-year CMT + 1.00%)(b)	760	792,470
5.44%, 02/22/34, (1-year CMT + 1.63%)(b)	565	592,686
5.47%, 09/13/33, (1-year CMT + 2.13%)(b)	290	304,785
5.48%, 02/22/31, (1-year CMT + 1.53%)(b)	225	234,578
5.57%, 01/16/36, (1-year CMT + 0.95%)(b)	745	781,569
5.62%, 04/24/36, (1-year CMT + 1.27%)(b)	665	699,533
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(b)	520	464,334
2.17%, 05/22/32, (1-year CMT + 0.87%)(b)	295	260,722
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(b)	595	539,110
2.26%, 07/09/32, (1-year CMT + 0.90%)(b)	335	296,624
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(b)	210	194,147
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(b)	235	222,700
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(b)	535	513,578
3.17%, 09/11/27	571	562,458
3.26%, 05/22/30, (1-year CMT + 1.25%)(b)	245	236,696
3.66%, 02/28/27	200	199,078
4.02%, 03/05/28	585	584,954
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(b)	590	590,682
4.71%, 07/08/31, (1-year CMT + 0.92%)(b)	510	515,848
5.10%, 05/13/31, (1-year CMT + 0.82%)(b)	335	344,294
5.32%, 07/08/36, (1-year CMT + 1.07%)(b)	530	545,437
5.38%, 05/26/30, (1-year CMT + 1.12%)(b)	270	279,346
5.38%, 07/10/30, (1-year CMT + 1.08%)(b)	320	331,356
5.41%, 09/13/28, (1-year CMT + 2.05%)(b)	340	347,912
5.42%, 05/13/36, (1-year CMT + 0.98%)(b)	380	394,179
5.58%, 05/26/35, (1-year CMT + 1.30%)(b)	465	487,313
5.59%, 07/10/35, (1-year CMT + 1.30%)(b)	520	546,436
5.67%, 05/27/29, (1-year CMT + 1.50%)(b)	350	362,718
5.67%, 09/13/33, (1-year CMT + 2.40%)(b)	310	328,631
5.74%, 05/27/31, (1-year CMT + 1.65%)(b)	260	273,760
5.75%, 05/27/34, (1-year CMT + 1.80%)(b)	325	345,286
5.75%, 07/06/34, (1-year CMT + 1.90%)(b)	630	669,649
5.78%, 07/06/29, (1-year CMT + 1.65%)(b)	720	748,885
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(b)	1,215	1,061,502
1.93%, 04/28/32, (1-day SOFR + 1.02%)(b)	1,238	1,083,261
2.24%, 07/21/32, (1-day SOFR + 1.18%)(b)	1,384	1,225,518
2.48%, 01/21/28, (1-day SOFR + 1.00%)(b)	970	950,400
2.51%, 10/20/32, (1-day SOFR + 1.20%)(b)	1,005	899,188
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	1,481	1,385,912
2.80%, 01/25/52, (1-day SOFR + 1.43%)(b)	790	511,774
2.94%, 01/21/33, (1-day SOFR + 1.29%)(b)	970	883,022
3.22%, 04/22/42, (1-day SOFR + 1.49%)(b)	797	624,694
Security	Par (000)	Value
Banks (continued)
3.59%, 07/22/28(b)	$1,355	$1,340,937
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	985	956,111
3.63%, 01/20/27	1,293	1,288,050
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(b)	1,287	1,275,424
3.97%, 07/22/38(b)	844	760,823
4.21%, 04/20/28, (1-day SOFR + 1.61%)(b)	1,270	1,271,426
4.30%, 01/27/45	1,010	886,913
4.38%, 01/22/47	865	757,558
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(b)	1,217	1,223,961
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(b)	375	352,664
4.65%, 10/18/30, (1-day SOFR + 1.10%)(b)	1,490	1,508,283
4.89%, 07/20/33, (1-day SOFR + 2.08%)(b)	825	838,981
4.99%, 04/12/29, (1-day SOFR + 1.38%)(b)	755	769,207
5.04%, 07/19/30, (1-day SOFR + 1.22%)(b)	1,300	1,332,125
5.12%, 02/01/29, (1-day SOFR + 1.73%)(b)	1,060	1,081,473
5.16%, 04/20/29, (1-day SOFR + 1.59%)(b)	1,090	1,113,866
5.17%, 01/16/30, (1-day SOFR + 1.45%)(b)	1,095	1,124,131
5.19%, 04/17/31, (1-day SOFR + 1.51%)(b)	1,165	1,201,028
5.23%, 01/15/31, (1-day SOFR + 1.11%)(b)	1,315	1,357,564
5.25%, 04/21/34, (1-day SOFR + 1.87%)(b)	1,180	1,218,503
5.32%, 07/19/35, (1-day SOFR + 1.56%)(b)	1,455	1,500,961
5.42%, 07/21/34, (1-day SOFR + 1.88%)(b)	910	948,426
5.45%, 07/20/29, (1-day SOFR + 1.63%)(b)	990	1,021,044
5.47%, 01/18/35, (1-day SOFR + 1.73%)(b)	1,035	1,076,553
5.52%, 11/19/55, (1-day SOFR + 1.71%)(b)	1,120	1,132,471
5.59%, 01/18/36, (1-day SOFR + 1.42%)(b)	1,135	1,188,889
5.60%, 03/24/51, (1-day SOFR + 4.84%)(b)	791	805,120
5.65%, 04/13/28, (1-day SOFR +1 0.01%)(b)	655	668,455
5.66%, 04/18/30, (1-day SOFR + 1.26%)(b)	1,085	1,131,822
5.66%, 04/17/36, (1-day SOFR + 1.76%)(b)	1,070	1,125,975
5.83%, 04/19/35, (1-day SOFR + 1.58%)(b)	1,040	1,110,283
6.30%, 10/18/28, (1-day SOFR + 2.24%)(b)	880	915,175
6.34%, 10/18/33, (1-day SOFR + 2.56%)(b)	1,110	1,220,091
6.38%, 07/24/42	747	841,006
6.41%, 11/01/29, (1-day SOFR + 1.83%)(b)	845	895,735
6.63%, 11/01/34, (1-day SOFR + 2.05%)(b)	685	767,727
7.25%, 04/01/32	436	503,733
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)(b)	495	493,795
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(b)	1,170	1,167,347
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(b)	945	939,722
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(b)	665	670,881
4.97%, 07/14/28, (1-day SOFR + 0.93%)(b)	520	527,066
5.02%, 01/12/29, (1-day SOFR + 0.91%)(b)	845	859,414
5.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	935	953,852
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.77%)(b)	230	231,133
4.73%, 07/18/31, (1-day SOFR + 1.08%)(b)	505	512,796
National Australia Bank Ltd./New York
3.91%, 06/09/27	370	370,010
4.31%, 06/13/28	660	666,036
4.50%, 10/26/27	330	333,605
4.53%, 06/13/30	390	396,880
4.79%, 01/10/29	415	424,529
4.90%, 06/13/28	280	286,801
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.90%, 01/14/30	$355	$366,369
4.94%, 01/12/28	665	678,997
5.09%, 06/11/27	465	473,736
National Bank of Canada
4.50%, 10/10/29	415	418,945
4.95%, 02/01/28, (1-day SOFR + 0.80%)(b)	410	414,117
5.60%, 12/18/28	270	281,460
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(b)	555	545,768
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(b)	625	626,181
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)(b)	725	736,003
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)(b)	580	590,935
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(b)	880	899,437
5.12%, 05/23/31, (1-year CMT + 1.05%)(b)	550	564,791
5.52%, 09/30/28, (1-year CMT + 2.27%)(b)	740	757,671
5.58%, 03/01/28, (1-year CMT + 1.10%)(b)	480	488,446
5.78%, 03/01/35, (1-year CMT + 1.50%)(b)	650	686,570
5.81%, 09/13/29, (1-year CMT + 1.95%)(b)	830	863,716
6.02%, 03/02/34, (1-year CMT + 2.10%)(b)	435	467,098
Northern Trust Corp.
1.95%, 05/01/30	475	433,623
3.15%, 05/03/29	245	238,110
3.65%, 08/03/28(a)	285	283,216
4.00%, 05/10/27	400	400,493
6.13%, 11/02/32	535	584,289
PNC Bank N.A.
2.70%, 10/22/29	550	517,119
3.10%, 10/25/27	655	644,237
3.25%, 01/22/28	375	369,775
4.05%, 07/26/28	720	718,796
4.43%, 07/21/28, (1-day SOFR + 0.73%)(b)	390	391,941
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(b)	533	476,158
2.55%, 01/22/30	1,340	1,255,327
3.15%, 05/19/27	380	374,950
3.45%, 04/23/29	976	956,858
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(b)	440	435,890
4.81%, 10/21/32, (1-day SOFR + 1.26%)(b)	765	775,580
4.90%, 05/13/31, (1-day SOFR + 1.33%)(b)	785	800,622
5.07%, 01/24/34, (1-day SOFR + 1.93%)(b)	760	775,425
5.22%, 01/29/31, (1-day SOFR + 1.07%)(b)	575	594,284
5.30%, 01/21/28, (1-day SOFR + 1.34%)(b)	455	460,941
5.35%, 12/02/28, (1-day SOFR + 1.62%)(b)	325	332,687
5.37%, 07/21/36, (1-day SOFR + 1.42%)(b)	830	852,701
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)(b)	765	790,832
5.49%, 05/14/30, (1-day SOFR + 1.20%)(b)	960	997,618
5.58%, 06/12/29, (1-day SOFR + 1.84%)(b)	1,124	1,163,144
5.58%, 01/29/36, (1-day SOFR + 1.39%)(b)	705	736,112
5.68%, 01/22/35, (1-day SOFR + 1.90%)(b)	720	759,825
5.94%, 08/18/34, (1-day SOFR + 1.95%)(b)	390	418,328
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(b)	775	835,722
6.88%, 10/20/34, (1-day SOFR + 2.28%)(b)	925	1,046,626
Royal Bank of Canada
1.40%, 11/02/26	505	492,742
2.05%, 01/21/27	265	259,077
2.30%, 11/03/31	565	505,851
3.63%, 05/04/27	595	592,380
3.88%, 05/04/32	585	567,732
Security	Par (000)	Value
Banks (continued)
4.00%, 11/03/28, (1-day SOFR + 0.70%)(b)	$475	$473,959
4.24%, 08/03/27	540	542,809
4.31%, 11/03/31, (1-day SOFR + 0.98%)(b)	475	472,480
4.50%, 08/06/29, (1-day SOFR + 0.89%)(b)	660	665,090
4.52%, 10/18/28, (1-day SOFR Index + 1.86%)(b)	470	474,114
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(b)	995	1,007,543
4.70%, 08/06/31, (1-day SOFR + 1.06%)(b)	475	481,178
4.72%, 03/27/28, (1-day SOFR Index + 1.81%)(b)	470	474,303
4.88%, 01/19/27	650	657,113
4.90%, 01/12/28	430	438,491
4.95%, 02/01/29	480	493,009
4.97%, 01/24/29, (1-day SOFR + 0.83%)(b)	820	833,875
4.97%, 08/02/30, (1-day SOFR + 1.00%)(b)	1,040	1,063,982
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(b)	320	327,865
5.00%, 02/01/33	755	777,557
5.00%, 05/02/33	405	416,801
5.15%, 02/04/31, (1-day SOFR + 1.03%)(b)	855	880,290
5.15%, 02/01/34	660	689,304
5.20%, 08/01/28	430	443,060
6.00%, 11/01/27	735	763,254
Standard Chartered Bank/New York, 4.85%, 12/03/27	15	15,274
State Street Bank & Trust Co.
4.59%, 11/25/26	150	151,026
4.78%, 11/23/29	380	390,580
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.56%)(b)	360	351,142
2.20%, 02/07/28, (1-day SOFR + 0.73%)(b)	305	297,952
2.20%, 03/03/31	547	489,639
2.40%, 01/24/30(a)	380	356,901
2.62%, 02/07/33, (1-day SOFR + 1.00%)(b)	280	252,484
3.03%, 11/01/34, (1-day SOFR + 1.49%)(b)	210	197,437
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(b)	235	235,194
4.16%, 08/04/33, (1-day SOFR + 1.73%)(b)	370	361,333
4.33%, 10/22/27(a)	635	640,907
4.42%, 05/13/33, (1-day SOFR + 1.61%)(b)	315	313,910
4.53%, 02/20/29, (1-day SOFR + 1.02%)(b)	540	545,064
4.54%, 02/28/28(a)	470	475,991
4.54%, 04/24/28, (1-day SOFR + 0.95%)(b)	460	463,356
4.68%, 10/22/32, (1-day SOFR + 1.05%)(b)	450	455,122
4.73%, 02/28/30	335	342,477
4.78%, 10/23/36, (1-day SOFR + 1.22%)(b)	350	348,447
4.82%, 01/26/34, (1-day SOFR + 1.57%)(b)	725	734,452
4.83%, 04/24/30(a)	435	446,733
4.99%, 03/18/27	495	502,079
5.15%, 02/28/36, (1-day SOFR + 1.22%)(b)	290	296,837
5.16%, 05/18/34, (1-day SOFR + 1.89%)(b)	510	527,360
5.68%, 11/21/29, (1-day SOFR + 1.48%)(b)	515	538,533
5.82%, 11/04/28, (1-day SOFR + 1.72%)(b)	260	268,713
6.12%, 11/21/34, (1-day SOFR + 1.96%)(b)	195	211,354
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	340	297,263
1.90%, 09/17/28	860	809,059
2.13%, 07/08/30	810	734,520
2.17%, 01/14/27	260	254,345
2.22%, 09/17/31	510	451,254
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.30%, 01/12/41	$200	$141,741
2.47%, 01/14/29	385	366,326
2.72%, 09/27/29	265	250,566
2.75%, 01/15/30	860	808,294
3.04%, 07/16/29	944	904,327
3.05%, 01/14/42	200	155,410
3.35%, 10/18/27	385	380,140
3.36%, 07/12/27	564	558,370
3.45%, 01/11/27(a)	607	603,168
3.54%, 01/17/28	495	489,661
3.94%, 07/19/28	371	370,180
4.31%, 10/16/28(a)	245	246,751
4.66%, 07/08/31, (1-day SOFR + 1.19%)(b)	485	490,515
4.95%, 07/08/33, (1-day SOFR + 1.38%)(b)	245	249,824
5.24%, 04/15/30	325	336,816
5.25%, 07/08/36, (1-day SOFR + 1.50%)(b)	345	354,829
5.32%, 07/09/29	690	714,475
5.42%, 07/09/31	715	748,706
5.45%, 01/15/32	575	602,416
5.52%, 01/13/28	795	819,712
5.56%, 07/09/34	975	1,028,386
5.63%, 01/15/35(a)	405	430,695
5.71%, 01/13/30	755	795,808
5.72%, 09/14/28	590	614,893
5.77%, 01/13/33	835	891,852
5.78%, 07/13/33	515	551,076
5.80%, 07/13/28	440	459,308
5.81%, 09/14/33	450	483,028
5.85%, 07/13/30	385	409,551
Toronto-Dominion Bank (The)
1.95%, 01/12/27	205	200,299
2.00%, 09/10/31(a)	555	493,507
2.45%, 01/12/32	370	330,354
2.80%, 03/10/27	590	580,496
3.20%, 03/10/32	885	822,967
4.11%, 06/08/27	735	735,554
4.11%, 10/13/28	385	384,797
4.46%, 06/08/32	980	980,321
4.57%, 12/17/26	680	683,739
4.57%, 06/02/28	440	444,919
4.69%, 09/15/27	695	702,812
4.78%, 12/17/29	355	362,649
4.81%, 06/03/30	845	861,712
4.86%, 01/31/28	545	554,072
4.93%, 10/15/35	495	495,869
4.98%, 04/05/27	470	476,078
4.99%, 04/05/29	440	451,198
5.15%, 09/10/34, (5-year CMT + 1.50%)(b)	265	268,793
5.16%, 01/10/28	900	919,807
5.26%, 12/11/26	345	349,386
5.30%, 01/30/32	410	427,947
5.52%, 07/17/28	555	574,756
Truist Bank
2.25%, 03/11/30	647	590,630
4.14%, 10/23/29, (1-day SOFR + 0.91%)(b)	515	513,027
4.42%, 07/24/28, (1-day SOFR + 0.77%)(b)	665	667,455
Truist Financial Corp.
1.13%, 08/03/27	325	308,930
1.89%, 06/07/29, (1-day SOFR + 0.86%)(b)	455	428,548
1.95%, 06/05/30	443	399,230
4.12%, 06/06/28, (1-day SOFR + 1.37%)(b)	495	494,969
Security	Par (000)	Value
Banks (continued)
4.87%, 01/26/29, (1-day SOFR + 1.44%)(b)	$710	$719,319
4.96%, 10/23/36, (1-day SOFR + 1.40%)(b)	655	645,218
5.07%, 05/20/31, (1-day SOFR + 1.31%)(b)	640	654,725
5.12%, 01/26/34, (1-day SOFR + 1.85%)(b)	730	739,681
5.15%, 08/05/32, (1-day SOFR + 1.57%)(b)	615	630,718
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)	480	495,961
5.71%, 01/24/35, (1-day SOFR + 1.92%)(b)	960	1,006,129
5.87%, 06/08/34, (1-day SOFR + 2.36%)(b)	910	962,858
6.12%, 10/28/33, (1-day SOFR + 2.30%)(b)	415	445,334
7.16%, 10/30/29, (1-day SOFR + 2.45%)(b)	815	881,182
U.S. Bancorp
1.38%, 07/22/30	660	580,627
2.22%, 01/27/28, (1-day SOFR + 0.73%)(b)	630	615,149
2.49%, 11/03/36, (5-year CMT + 0.95%)(b)	720	622,164
2.68%, 01/27/33, (1-day SOFR + 1.02%)(b)	415	371,525
3.00%, 07/30/29	517	495,391
3.90%, 04/26/28	490	489,287
4.55%, 07/22/28, (1-day SOFR + 1.66%)(b)	1,140	1,147,475
4.65%, 02/01/29, (1-day SOFR + 1.23%)(b)	835	843,293
4.84%, 02/01/34, (1-day SOFR + 1.60%)(b)	970	975,217
4.97%, 07/22/33, (1-day SOFR + 2.11%)(b)	750	752,077
5.05%, 02/12/31, (1-day SOFR + 1.06%)(b)	465	476,575
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(b)	595	611,142
5.10%, 07/23/30, (1-day SOFR + 1.25%)(b)	540	554,766
5.38%, 01/23/30, (1-day SOFR + 1.56%)(b)	796	822,362
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(b)	580	601,743
5.68%, 01/23/35, (1-day SOFR + 1.86%)(b)	860	906,183
5.78%, 06/12/29, (1-day SOFR + 2.02%)(b)	700	727,054
5.84%, 06/12/34, (1-day SOFR + 2.26%)(b)	788	840,230
5.85%, 10/21/33, (1-day SOFR + 2.09%)(b)	715	762,184
Series X, 3.15%, 04/27/27	654	646,198
U.S. Bank NA/Cincinnati OH, 4.73%, 05/15/28, (1-day SOFR + 0.91%)(b)	620	625,157
UBS AG/London
4.50%, 06/26/48(a)	509	455,429
5.65%, 09/11/28	435	453,868
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.72%)(b)	680	685,410
5.00%, 07/09/27	410	417,527
7.50%, 02/15/28	1,140	1,228,990
UBS Group AG, 4.88%, 05/15/45	790	743,452
Wachovia Corp., 5.50%, 08/01/35	645	664,140
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(b)	1,615	1,571,796
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(b)	1,438	1,339,330
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(b)	1,630	1,546,348
3.07%, 04/30/41, (1-day SOFR + 2.53%)(b)	1,348	1,050,773
3.35%, 03/02/33, (1-day SOFR + 1.50%)(b)	1,755	1,636,710
3.53%, 03/24/28, (1-day SOFR + 1.51%)(b)	1,610	1,596,376
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(b)	1,429	1,416,749
3.90%, 05/01/45	773	633,959
4.08%, 09/15/29, (1-day SOFR + 0.88%)(b)	1,345	1,341,453
4.15%, 01/24/29	1,255	1,254,918
4.30%, 07/22/27	1,166	1,169,092
4.40%, 06/14/46	1,140	966,453
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(b)	1,106	1,112,815
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)(b)	1,275	1,117,867
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.65%, 11/04/44	$902	$798,789
4.75%, 12/07/46	261	231,897
4.81%, 07/25/28, (1-day SOFR + 1.98%)(b)	1,675	1,693,875
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(b)	1,260	1,258,881
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	1,855	1,882,860
4.90%, 11/17/45	948	869,181
4.97%, 04/23/29, (1-day SOFR + 1.37%)(b)	940	956,920
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(b)	2,572	2,397,674
5.15%, 04/23/31, (1-day SOFR + 1.50%)(b)	1,685	1,737,866
5.20%, 01/23/30, (1-day SOFR + 1.50%)(b)	1,360	1,399,203
5.21%, 12/03/35, (1-day SOFR + 1.38%)(b)	1,305	1,335,604
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)(b)	1,070	1,106,660
5.38%, 11/02/43	895	873,752
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	1,630	1,693,063
5.50%, 01/23/35, (1-day SOFR + 1.78%)(b)	1,395	1,455,166
5.56%, 07/25/34, (1-day SOFR + 1.99%)(b)	1,955	2,051,270
5.57%, 07/25/29, (1-day SOFR + 1.74%)(b)	1,735	1,796,211
5.61%, 04/23/36, (1-day SOFR + 1.74%)(b)	1,100	1,154,518
5.61%, 01/15/44	1,070	1,075,648
5.71%, 04/22/28, (1-day SOFR + 0.07%)(b)	1,415	1,445,786
6.30%, 10/23/29, (1-day SOFR + 1.79%)(b)	1,170	1,237,334
6.49%, 10/23/34, (1-day SOFR + 2.06%)(b)	1,520	1,688,411
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(b)	295	297,571
Wells Fargo Bank NA
5.25%, 12/11/26	970	982,885
5.85%, 02/01/37	460	487,225
5.95%, 08/26/36	400	426,587
6.60%, 01/15/38	588	661,493
Westpac Banking Corp.
1.95%, 11/20/28	600	565,942
2.15%, 06/03/31	435	392,384
2.65%, 01/16/30(a)	340	321,442
2.67%, 11/15/35, (5-year CMT + 1.75%)(b)	815	734,261
2.96%, 11/16/40	430	330,504
3.02%, 11/18/36, (5-year CMT + 1.53%)(b)	575	515,222
3.13%, 11/18/41	325	247,045
3.35%, 03/08/27	330	327,751
3.40%, 01/25/28(a)	500	494,912
4.04%, 08/26/27	340	341,040
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(b)	535	524,624
4.32%, 11/23/31, (5-year USD ICE Swap + 2.24%)(b)	515	513,797
4.35%, 07/01/30(a)	610	616,223
4.42%, 07/24/39	485	450,497
5.05%, 04/16/29	465	481,309
5.41%, 08/10/33, (1-year CMT + 2.68%)(b)	495	511,582
5.46%, 11/18/27	735	757,337
5.54%, 11/17/28	655	684,922
5.62%, 11/20/35, (1-year CMT + 1.20%)(b)	795	822,545
6.82%, 11/17/33	415	465,196
		566,908,365
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	2,565	2,539,389
4.90%, 02/01/46	4,430	4,165,472
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	335	306,357
4.70%, 02/01/36	470	465,595
Security	Par (000)	Value
Beverages (continued)
4.90%, 02/01/46	$800	$749,860
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	990	966,267
4.38%, 04/15/38(a)	315	301,389
4.44%, 10/06/48	975	853,852
4.50%, 06/01/50	105	96,011
4.60%, 04/15/48	160	145,780
4.75%, 01/23/29	1,437	1,467,590
4.75%, 04/15/58(a)	315	282,697
4.90%, 01/23/31	505	522,166
4.95%, 01/15/42	1,095	1,057,074
5.00%, 06/15/34(a)	440	454,517
5.45%, 01/23/39	865	897,598
5.55%, 01/23/49	1,990	2,016,132
5.80%, 01/23/59	890	929,688
8.20%, 01/15/39	740	956,737
Brown-Forman Corp.
4.50%, 07/15/45	230	203,037
4.75%, 04/15/33(a)	325	329,468
Coca-Cola Co. (The)
1.00%, 03/15/28	560	525,575
1.38%, 03/15/31(a)	714	623,399
1.45%, 06/01/27	575	554,892
1.50%, 03/05/28	351	333,838
1.65%, 06/01/30	795	717,137
2.00%, 03/05/31	430	388,213
2.13%, 09/06/29	403	377,999
2.25%, 01/05/32	965	867,110
2.50%, 06/01/40	599	446,771
2.50%, 03/15/51	378	232,544
2.60%, 06/01/50(a)	1,080	684,102
2.75%, 06/01/60	692	415,757
2.88%, 05/05/41(a)	470	362,465
2.90%, 05/25/27	259	255,623
3.00%, 03/05/51	887	605,014
3.38%, 03/25/27	601	598,348
3.45%, 03/25/30	690	673,764
4.20%, 03/25/50	320	273,670
4.65%, 08/14/34(a)	470	478,872
5.00%, 05/13/34	400	417,133
5.20%, 01/14/55	810	795,430
5.30%, 05/13/54	615	613,023
5.40%, 05/13/64	705	699,666
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	368	308,049
2.75%, 01/22/30	360	338,399
5.10%, 05/06/35	295	297,890
Diageo Capital PLC
2.00%, 04/29/30	543	495,184
2.13%, 04/29/32	485	420,990
2.38%, 10/24/29	503	471,353
3.88%, 05/18/28	245	244,349
3.88%, 04/29/43	296	245,178
5.30%, 10/24/27	245	250,938
5.50%, 01/24/33	300	316,563
5.63%, 10/05/33	530	563,941
5.88%, 09/30/36(a)	304	329,964
Diageo Investment Corp.
4.25%, 05/11/42	313	273,017
5.13%, 08/15/30	140	145,077
5.63%, 04/15/35	220	232,791
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31	$730	$636,500
1.63%, 05/01/30	565	508,995
1.95%, 10/21/31	780	688,718
2.63%, 03/19/27	170	167,318
2.63%, 07/29/29(a)	533	507,571
2.63%, 10/21/41	450	328,744
2.75%, 03/19/30	762	721,484
2.75%, 10/21/51	490	315,347
2.88%, 10/15/49	650	437,825
3.00%, 10/15/27	790	779,098
3.45%, 10/06/46	396	305,182
3.60%, 02/18/28	405	403,034
3.63%, 03/19/50	344	264,729
3.88%, 03/19/60	225	174,371
3.90%, 07/18/32	680	666,606
4.00%, 05/02/47	285	237,381
4.10%, 01/15/29	400	402,084
4.20%, 07/18/52	365	305,159
4.30%, 07/23/30	310	312,574
4.40%, 02/07/27	280	282,017
4.45%, 02/07/28	360	364,823
4.45%, 05/15/28	305	309,558
4.45%, 02/15/33	410	415,070
4.45%, 04/14/46	520	468,063
4.50%, 07/17/29	510	519,962
4.60%, 02/07/30	295	301,574
4.65%, 07/23/32	360	367,276
4.65%, 02/15/53	235	211,789
4.80%, 07/17/34	485	495,119
5.00%, 02/07/35	355	364,370
5.00%, 07/23/35	450	461,059
5.13%, 11/10/26	335	338,739
5.25%, 07/17/54(a)	385	380,650
5.50%, 01/15/40	355	374,136
7.00%, 03/01/29	265	289,424
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	280	282,648
		50,969,701
Biotechnology — 0.5%
Gilead Sciences Inc.
1.20%, 10/01/27	95	90,398
1.65%, 10/01/30	90	80,083
2.60%, 10/01/40	265	195,472
2.80%, 10/01/50	840	544,412
2.95%, 03/01/27	30	29,645
4.00%, 09/01/36	95	88,644
4.15%, 03/01/47	145	122,256
4.50%, 02/01/45	525	471,278
4.60%, 09/01/35(a)	320	316,674
4.75%, 03/01/46	1,940	1,786,627
4.80%, 11/15/29	235	241,329
4.80%, 04/01/44	1,430	1,336,615
5.10%, 06/15/35	1,285	1,321,667
5.25%, 10/15/33	60	62,918
5.50%, 11/15/54	910	916,940
5.55%, 10/15/53	265	268,391
5.60%, 11/15/64	295	298,252
5.65%, 12/01/41(a)	100	104,487
		8,276,088
Security	Par (000)	Value
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	$496	$481,341
2.05%, 05/15/30	805	736,519
2.70%, 05/15/40	402	301,951
2.80%, 05/15/50	498	325,521
4.30%, 06/11/28	205	206,682
4.60%, 02/08/29	505	513,755
4.75%, 02/08/31	395	404,920
4.80%, 03/03/33	275	279,969
4.85%, 02/08/34(a)	575	585,413
4.90%, 10/11/32	185	190,334
Ecolab Inc.
1.30%, 01/30/31	220	189,796
1.65%, 02/01/27	360	350,111
2.13%, 02/01/32(a)	405	355,447
2.13%, 08/15/50	385	216,084
2.70%, 11/01/26	575	567,927
2.70%, 12/15/51(a)	445	281,982
2.75%, 08/18/55	345	212,827
3.25%, 12/01/27	357	352,667
4.30%, 06/15/28	250	251,902
4.80%, 03/24/30	442	453,502
5.00%, 09/01/35	190	193,620
5.25%, 01/15/28	270	277,074
EIDP Inc.
2.30%, 07/15/30	457	421,595
4.80%, 05/15/33	260	260,791
5.13%, 05/15/32	220	225,902
Linde Inc./CT
1.10%, 08/10/30	400	349,408
3.55%, 11/07/42	257	208,592
		9,195,632
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	228	176,477
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	571	501,671
1.70%, 05/15/28	512	485,590
4.45%, 09/09/34	450	447,491
4.75%, 05/08/32(a)	525	537,534
Brown University, Series A, 2.92%, 09/01/50	285	193,542
California Institute of Technology, 3.65%, 09/01/2119	275	180,101
Cintas Corp. No. 2
3.70%, 04/01/27	488	486,343
4.00%, 05/01/32	430	421,360
Cornell University, 4.84%, 06/15/34	240	245,202
Duke University, Series 2020, 2.83%, 10/01/55	240	155,857
Ford Foundation (The), Series 2020, 2.82%, 06/01/70(a)	200	117,661
George Washington University (The), Series 2018, 4.13%, 09/15/48	311	257,921
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,266
Leland Stanford Junior University (The)
3.65%, 05/01/48	334	266,929
Series 2025, 4.15%, 08/01/30	85	85,435
Massachusetts Institute of Technology
3.07%, 04/01/52	280	194,875
3.89%, 07/01/2116	333	240,214
4.68%, 07/01/2114	385	333,423
5.60%, 07/01/2111	428	439,380
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.62%, 06/01/55	$55	$58,283
Series F, 2.99%, 07/01/50	320	222,308
Northwestern University
4.64%, 12/01/44	244	233,798
4.94%, 12/01/35	95	97,972
PayPal Holdings Inc.
2.30%, 06/01/30	685	631,283
2.85%, 10/01/29	585	557,704
3.25%, 06/01/50	555	387,419
3.90%, 06/01/27	240	239,734
4.40%, 06/01/32	345	344,279
5.05%, 06/01/52(a)	570	535,758
5.10%, 04/01/35	275	280,723
5.15%, 06/01/34(a)	365	375,412
5.25%, 06/01/62	235	222,077
President and Fellows of Harvard College
2.52%, 10/15/50(a)	261	162,943
3.15%, 07/15/46	254	189,055
3.30%, 07/15/56	230	162,643
3.75%, 11/15/52	210	165,482
4.61%, 02/15/35(a)	535	540,488
RELX Capital Inc.
3.00%, 05/22/30	130	123,115
4.00%, 03/18/29	45	44,753
4.75%, 03/27/30	230	234,533
4.75%, 05/20/32	300	305,650
5.25%, 03/27/35	300	309,949
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	445	277,198
S&P Global Inc.
1.25%, 08/15/30	190	165,879
2.30%, 08/15/60	273	142,543
2.45%, 03/01/27	590	578,361
2.50%, 12/01/29(a)	270	253,595
2.70%, 03/01/29(a)	690	660,652
2.90%, 03/01/32	765	703,197
2.95%, 01/22/27	238	235,160
3.25%, 12/01/49	479	345,530
3.70%, 03/01/52	565	436,379
3.90%, 03/01/62	400	307,907
4.25%, 05/01/29	470	472,033
4.75%, 08/01/28	360	366,743
5.25%, 09/15/33	420	440,691
Trustees of Princeton University (The)
5.70%, 03/01/39	229	248,280
Series 2020, 2.52%, 07/01/50(a)	219	138,169
University of Miami, 4.06%, 04/01/52(a)	225	184,703
University of Southern California
3.03%, 10/01/39	334	279,152
4.98%, 10/01/53(a)	85	80,589
Washington University (The)
3.52%, 04/15/54(a)	225	167,192
4.35%, 04/15/2122	235	183,386
Yale University
Series 2020, 1.48%, 04/15/30	395	354,782
Series 2020, 2.40%, 04/15/50	170	104,345
		19,329,099
Computers — 2.8%
Accenture Capital Inc.
3.90%, 10/04/27	545	545,942
4.05%, 10/04/29	650	649,859
Security	Par (000)	Value
Computers (continued)
4.25%, 10/04/31	$605	$603,735
4.50%, 10/04/34	725	714,143
Apple Inc.
1.20%, 02/08/28	1,128	1,066,395
1.25%, 08/20/30(a)	648	572,008
1.40%, 08/05/28	1,070	1,003,995
1.65%, 05/11/30	841	761,032
1.65%, 02/08/31	1,502	1,332,469
1.70%, 08/05/31	435	383,826
2.20%, 09/11/29	907	851,999
2.38%, 02/08/41	655	470,442
2.40%, 08/20/50	555	336,211
2.55%, 08/20/60	920	535,033
2.65%, 05/11/50	1,235	786,182
2.65%, 02/08/51	1,507	956,113
2.70%, 08/05/51	868	552,551
2.80%, 02/08/61	800	482,928
2.85%, 08/05/61	680	412,415
2.90%, 09/12/27	740	728,230
2.95%, 09/11/49	763	522,519
3.00%, 06/20/27	836	825,976
3.00%, 11/13/27	764	754,041
3.20%, 05/11/27(a)	912	904,515
3.25%, 08/08/29	465	455,274
3.35%, 02/09/27	1,093	1,086,962
3.35%, 08/08/32	745	710,785
3.45%, 02/09/45	934	738,395
3.75%, 09/12/47	480	385,889
3.75%, 11/13/47	677	544,512
3.85%, 05/04/43	1,542	1,314,943
3.85%, 08/04/46	967	794,377
3.95%, 08/08/52	865	700,360
4.00%, 05/10/28	765	768,723
4.00%, 05/12/28	810	813,530
4.10%, 08/08/62	715	575,369
4.15%, 05/10/30	250	252,690
4.20%, 05/12/30	565	569,959
4.25%, 02/09/47	523	456,901
4.30%, 05/10/33	535	541,630
4.38%, 05/13/45	923	831,853
4.45%, 05/06/44(a)	449	417,813
4.50%, 05/12/32(a)	740	753,456
4.50%, 02/23/36(a)	498	504,064
4.65%, 02/23/46	1,912	1,781,713
4.75%, 05/12/35	555	567,700
4.85%, 05/10/53(a)	680	657,085
IBM International Capital Pte Ltd.
4.60%, 02/05/27	315	316,985
4.60%, 02/05/29	305	309,169
4.75%, 02/05/31	305	310,770
4.90%, 02/05/34	490	494,713
5.25%, 02/05/44	580	566,496
5.30%, 02/05/54	775	734,199
International Business Machines Corp.
1.70%, 05/15/27	705	681,473
1.95%, 05/15/30	690	626,839
2.20%, 02/09/27	270	263,999
2.72%, 02/09/32	315	286,110
2.85%, 05/15/40	218	164,890
2.95%, 05/15/50	280	183,379
3.30%, 01/27/27	165	163,660
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.43%, 02/09/52	$355	$250,747
3.50%, 05/15/29	1,770	1,735,137
4.00%, 06/20/42	575	487,481
4.15%, 07/27/27(a)	380	381,680
4.15%, 05/15/39(a)	825	741,653
4.25%, 05/15/49(a)	1,460	1,204,609
4.40%, 07/27/32	380	378,912
4.50%, 02/06/28	485	489,780
4.65%, 02/10/28	695	704,809
4.70%, 02/19/46	340	307,851
4.75%, 02/06/33(a)	380	386,055
4.80%, 02/10/30	450	460,744
4.90%, 07/27/52	370	333,638
5.00%, 02/10/32	465	478,616
5.10%, 02/06/53	340	315,953
5.20%, 02/10/35(a)	510	522,940
5.60%, 11/30/39	464	483,393
5.70%, 02/10/55(a)	500	497,853
5.88%, 11/29/32	277	299,843
		48,540,918
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	230	227,456
3.25%, 08/15/32(a)	160	150,654
3.70%, 08/01/47	228	182,973
4.00%, 08/15/45	377	322,421
4.20%, 05/01/30	310	312,766
4.60%, 03/01/28	275	279,645
4.60%, 03/01/33	400	408,914
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	400	353,839
2.38%, 12/01/29	320	298,540
2.60%, 04/15/30	305	284,847
3.13%, 12/01/49	204	136,189
3.15%, 03/15/27	248	245,193
4.15%, 03/15/47	380	306,928
4.38%, 05/15/28	375	377,875
4.65%, 05/15/33	560	561,368
5.00%, 02/14/34	215	217,974
5.15%, 05/15/53	325	309,614
Kenvue Inc.
4.85%, 05/22/32	435	440,577
4.90%, 03/22/33	705	712,310
5.00%, 03/22/30	310	317,990
5.05%, 03/22/28	340	347,051
5.05%, 03/22/53(a)	840	766,895
5.10%, 03/22/43(a)	365	348,448
5.20%, 03/22/63(a)	355	323,935
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	685	600,696
1.90%, 02/01/27	410	400,770
1.95%, 04/23/31(a)	580	522,570
2.30%, 02/01/32(a)	425	387,098
2.45%, 11/03/26	366	361,168
2.80%, 03/25/27	262	258,594
2.85%, 08/11/27	263	259,011
3.00%, 03/25/30	710	682,207
3.55%, 03/25/40	310	269,649
3.95%, 01/26/28	365	366,827
4.05%, 05/01/30	325	326,486
4.05%, 01/26/33(a)	460	460,425
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.10%, 11/03/32	$225	$222,721
4.15%, 10/24/29	250	253,037
4.35%, 01/29/29	325	330,398
4.35%, 11/03/35	350	345,874
4.55%, 01/29/34	405	411,420
4.55%, 10/24/34(a)	315	318,959
4.60%, 05/01/35(a)	355	360,366
5.55%, 03/05/37	395	428,258
Unilever Capital Corp.
1.38%, 09/14/30	155	136,920
1.75%, 08/12/31(a)	505	444,529
2.13%, 09/06/29	685	640,396
2.90%, 05/05/27	360	355,374
3.50%, 03/22/28	668	662,817
4.25%, 08/12/27	295	297,118
4.63%, 08/12/34	330	332,126
4.88%, 09/08/28	380	390,088
5.00%, 12/08/33(a)	545	566,158
5.90%, 11/15/32	743	813,253
Series 30Y, 2.63%, 08/12/51	275	173,427
		20,613,142
Distribution & Wholesale — 0.1%
WW Grainger Inc.
4.45%, 09/15/34	330	327,290
4.60%, 06/15/45	557	509,229
		836,519
Diversified Financial Services — 3.6%
American Express Co.
1.65%, 11/04/26	760	743,478
2.55%, 03/04/27	840	825,030
3.30%, 05/03/27	1,009	999,668
4.05%, 05/03/29	565	566,879
4.05%, 12/03/42	314	272,381
4.35%, 07/20/29, (1-day SOFR + 0.81%)(b)	625	628,773
4.42%, 08/03/33, (1-day SOFR + 1.76%)(b)	705	698,573
4.73%, 04/25/29, (1-day SOFR + 1.26%)(b)	805	817,127
4.80%, 10/24/36, (1-day SOFR + 1.24%)(b)	715	706,757
4.92%, 07/20/33, (1-day SOFR + 1.22%)(b)	890	906,682
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)(b)	750	771,893
5.04%, 07/26/28, (1-day SOFR + 0.93%)(b)	730	741,492
5.04%, 05/01/34, (1-day SOFR + 1.84%)(b)	675	693,670
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(b)	795	819,323
5.10%, 02/16/28, (1-day SOFR + 1.00%)(b)	925	936,539
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(b)	750	772,870
5.28%, 07/26/35, (1-day SOFR + 1.42%)(b)	825	851,191
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(b)	775	807,243
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(b)	740	772,467
5.67%, 04/25/36, (1-day SOFR + 1.79%)(b)	565	596,725
5.85%, 11/05/27	855	885,422
6.49%, 10/30/31, (1-day SOFR + 1.94%)(b)	575	629,177
Ameriprise Financial Inc.
4.50%, 05/13/32	170	170,903
5.15%, 05/15/33(a)	370	384,028
5.20%, 04/15/35	375	383,090
5.70%, 12/15/28	305	318,943
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Apollo Global Management Inc.
5.15%, 08/12/35(a)	$180	$181,051
5.80%, 05/21/54	380	380,991
6.38%, 11/15/33	300	330,417
Brookfield Asset Management Ltd.
5.80%, 04/24/35	175	183,064
6.08%, 09/15/55	380	391,800
Brookfield Capital Finance LLC, 6.09%, 06/14/33	325	348,199
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	670	584,020
Brookfield Finance Inc.
2.72%, 04/15/31(a)	350	319,699
3.50%, 03/30/51	358	252,025
3.90%, 01/25/28	566	561,938
4.35%, 04/15/30	316	316,149
4.70%, 09/20/47	452	394,799
4.85%, 03/29/29	435	441,999
5.33%, 01/15/36	275	277,137
5.97%, 03/04/54	480	493,695
6.35%, 01/05/34(a)	400	434,486
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	334	233,984
Cboe Global Markets Inc.
1.63%, 12/15/30	535	470,682
3.65%, 01/12/27	449	446,944
Charles Schwab Corp. (The)
1.65%, 03/11/31	414	361,148
1.95%, 12/01/31	545	474,590
2.00%, 03/20/28	676	646,963
2.30%, 05/13/31	690	623,843
2.45%, 03/03/27(a)	715	700,615
2.90%, 03/03/32	435	397,833
3.20%, 03/02/27	455	450,156
3.20%, 01/25/28	440	432,524
3.25%, 05/22/29	306	297,113
3.30%, 04/01/27	743	736,195
4.00%, 02/01/29	242	242,427
4.63%, 03/22/30	221	225,337
5.64%, 05/19/29, (1-day SOFR + 2.21%)(b)	655	679,505
5.85%, 05/19/34, (1-day SOFR + 2.50%)(b)	775	829,001
6.14%, 08/24/34, (1-day SOFR + 2.01%)(b)	483	525,594
6.20%, 11/17/29, (1-day SOFR + 1.88%)(b)	585	619,424
CME Group Inc.
2.65%, 03/15/32	625	570,473
3.75%, 06/15/28	612	610,448
4.15%, 06/15/48(a)	540	462,860
4.40%, 03/15/30	365	369,112
5.30%, 09/15/43	442	453,339
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	456	522,184
Franklin Resources Inc., 1.60%, 10/30/30	580	509,009
Intercontinental Exchange Inc.
1.85%, 09/15/32	825	700,996
2.10%, 06/15/30	595	542,715
2.65%, 09/15/40(a)	790	587,209
3.00%, 06/15/50(a)	745	500,040
3.00%, 09/15/60	810	500,700
3.10%, 09/15/27	365	359,512
3.63%, 09/01/28(a)	605	598,510
3.75%, 09/21/28	350	347,418
4.00%, 09/15/27	1,015	1,016,383
4.25%, 09/21/48	650	549,619
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 06/15/29	$585	$589,939
4.60%, 03/15/33	615	619,888
4.95%, 06/15/52(a)	754	703,000
5.20%, 06/15/62	525	497,123
5.25%, 06/15/31	435	454,413
Legg Mason Inc., 5.63%, 01/15/44	363	365,970
Mastercard Inc.
1.90%, 03/15/31	250	223,206
2.00%, 11/18/31	455	403,111
2.95%, 11/21/26	446	442,173
2.95%, 06/01/29(a)	461	445,641
2.95%, 03/15/51(a)	403	269,104
3.30%, 03/26/27	295	292,864
3.35%, 03/26/30	807	785,828
3.50%, 02/26/28	250	248,171
3.65%, 06/01/49	350	271,835
3.80%, 11/21/46	311	253,650
3.85%, 03/26/50	791	632,293
3.95%, 02/26/48	320	263,641
4.10%, 01/15/28	490	492,591
4.35%, 01/15/32	540	542,375
4.55%, 01/15/35(a)	560	559,591
4.85%, 03/09/33	285	292,695
4.88%, 03/09/28	415	423,928
4.88%, 05/09/34	515	527,373
4.95%, 03/15/32	270	279,987
ORIX Corp.
2.25%, 03/09/31	205	183,370
4.00%, 04/13/32	435	421,651
4.45%, 09/09/30	180	179,916
4.65%, 09/10/29(a)	155	157,078
5.00%, 09/13/27	165	167,574
5.20%, 09/13/32(a)	185	191,520
5.40%, 02/25/35	260	269,113
Raymond James Financial Inc.
3.75%, 04/01/51	535	402,671
4.65%, 04/01/30	425	432,876
4.90%, 09/11/35	245	242,667
4.95%, 07/15/46	615	568,455
5.65%, 09/11/55	295	291,172
TPG Operating Group II LP
5.38%, 01/15/36	250	249,967
5.88%, 03/05/34	10	10,503
Visa Inc.
0.75%, 08/15/27	367	348,575
1.10%, 02/15/31	570	492,947
1.90%, 04/15/27	646	628,962
2.00%, 08/15/50(a)	848	471,470
2.05%, 04/15/30	753	694,264
2.70%, 04/15/40	571	439,786
2.75%, 09/15/27	417	409,415
3.65%, 09/15/47	383	303,160
4.15%, 12/14/35	617	598,126
4.30%, 12/14/45	1,696	1,500,543
		62,722,369
Electric — 7.2%
AEP Transmission Co. LLC
3.75%, 12/01/47	250	195,389
4.50%, 06/15/52	320	277,405
5.40%, 03/15/53(a)	315	312,856
Series M, 3.65%, 04/01/50	405	307,514
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.00%, 03/15/52	$430	$286,574
3.05%, 03/15/32(a)	225	208,115
3.13%, 07/15/51	335	228,258
3.45%, 10/01/49	405	296,811
3.75%, 09/01/27	345	343,921
3.75%, 03/01/45	353	282,398
5.10%, 04/02/35(a)	310	317,059
6.00%, 03/01/39	262	284,673
Series 20-A, 1.45%, 09/15/30	335	294,985
Series A, 4.30%, 07/15/48(a)	282	240,368
Series B, 3.70%, 12/01/47(a)	274	213,324
Series C, 4.30%, 03/15/31	225	225,293
Ameren Illinois Co.
3.70%, 12/01/47	336	262,375
3.85%, 09/01/32	240	230,646
4.50%, 03/15/49	260	226,966
4.95%, 06/01/33	240	245,832
5.55%, 07/01/54	305	308,654
5.63%, 03/01/55	345	352,468
Baltimore Gas & Electric Co.
2.25%, 06/15/31	93	83,646
3.50%, 08/15/46	243	184,021
4.55%, 06/01/52	263	228,863
5.40%, 06/01/53	345	340,604
5.45%, 06/01/35(a)	230	239,678
Basin Electric Power Cooperative, 5.85%, 10/15/55(c)	25	25,046
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(a)	240	208,138
2.85%, 05/15/51	970	620,180
3.25%, 04/15/28	369	362,411
3.70%, 07/15/30	455	446,161
3.80%, 07/15/48	245	189,922
4.25%, 10/15/50	395	324,036
4.45%, 01/15/49	367	314,389
4.50%, 02/01/45	352	311,360
4.60%, 05/01/53	470	406,778
5.15%, 11/15/43	400	388,036
5.95%, 05/15/37	270	291,107
6.13%, 04/01/36	876	951,443
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	205	165,309
3.60%, 03/01/52	340	254,415
4.50%, 04/01/44	299	267,622
4.80%, 03/15/30	310	317,150
4.95%, 04/01/33	330	336,344
5.05%, 03/01/35	150	151,854
5.20%, 10/01/28	620	638,942
Series AF, 3.35%, 04/01/51	333	238,457
Series ai., 4.45%, 10/01/32	165	164,594
Series AQ, 4.95%, 08/15/35	290	291,897
Commonwealth Edison Co.
3.00%, 03/01/50	345	231,607
3.65%, 06/15/46	352	275,330
3.70%, 08/15/28	363	360,896
4.00%, 03/01/48	390	317,487
5.30%, 02/01/53	310	302,082
5.90%, 03/15/36	480	519,465
5.95%, 06/01/55	375	399,691
Series 123, 3.75%, 08/15/47	241	188,359
Security	Par (000)	Value
Electric (continued)
Series 130, 3.13%, 03/15/51	$366	$249,647
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	480	390,638
5.25%, 01/15/53	205	198,573
Series A, 3.20%, 03/15/27	100	98,959
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	440	400,180
3.20%, 12/01/51	355	242,936
3.60%, 06/15/61(a)	400	280,636
3.70%, 11/15/59	295	212,915
3.85%, 06/15/46	620	496,809
3.95%, 03/01/43	382	319,663
4.45%, 03/15/44	398	351,723
4.50%, 12/01/45	418	368,388
4.50%, 05/15/58	350	294,154
4.63%, 12/01/54	428	369,774
5.20%, 03/01/33	215	223,869
5.50%, 03/15/34	295	310,847
5.50%, 03/15/55	50	49,916
5.70%, 05/15/54(a)	405	415,769
5.90%, 11/15/53	410	429,320
6.15%, 11/15/52	345	371,934
Series 07-A, 6.30%, 08/15/37	207	229,172
Series 08-B, 6.75%, 04/01/38	311	357,503
Series 09-C, 5.50%, 12/01/39	326	334,203
Series 2017, 3.88%, 06/15/47	320	253,399
Series 20A, 3.35%, 04/01/30	413	400,153
Series 20B, 3.95%, 04/01/50	504	403,042
Series A, 4.13%, 05/15/49	368	299,663
Series C, 3.00%, 12/01/60	355	218,059
Series C, 4.30%, 12/01/56	280	227,891
Series D, 4.00%, 12/01/28	315	315,119
Series E, 4.65%, 12/01/48	252	224,187
Consumers Energy Co.
2.50%, 05/01/60	10	5,681
3.10%, 08/15/50	505	349,272
3.50%, 08/01/51	357	265,598
4.05%, 05/15/48	200	165,710
4.35%, 04/15/49	303	260,131
4.50%, 01/15/31	250	252,828
4.60%, 05/30/29	355	360,792
4.63%, 05/15/33(a)	375	376,135
4.70%, 01/15/30	270	275,806
4.90%, 02/15/29	225	230,852
5.05%, 05/15/35	260	265,314
Dominion Energy South Carolina Inc.
5.10%, 06/01/65	304	278,443
6.05%, 01/15/38	260	281,440
6.25%, 10/15/53	220	243,226
DTE Electric Co.
2.25%, 03/01/30	288	266,727
2.95%, 03/01/50	402	272,492
3.70%, 03/15/45	206	163,897
3.95%, 03/01/49	630	509,544
4.85%, 12/01/26	225	227,330
5.20%, 04/01/33	295	307,161
5.20%, 03/01/34	230	238,346
5.25%, 05/15/35	250	258,005
5.40%, 04/01/53(a)	225	224,065
5.85%, 05/15/55(a)	140	148,032
Series A, 1.90%, 04/01/28	408	388,527
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.00%, 03/01/32	$275	$254,120
Series A, 4.05%, 05/15/48	90	74,597
Series C, 2.63%, 03/01/31	344	316,759
Duke Energy Carolinas LLC
2.45%, 02/01/30	349	326,267
2.55%, 04/15/31(a)	194	178,030
2.85%, 03/15/32	170	155,459
2.95%, 12/01/26	260	257,416
3.20%, 08/15/49	460	321,928
3.55%, 03/15/52	395	291,366
3.70%, 12/01/47	255	197,362
3.75%, 06/01/45	257	204,773
3.88%, 03/15/46	320	258,688
3.95%, 11/15/28(a)	380	380,293
3.95%, 03/15/48	237	190,657
4.00%, 09/30/42	310	264,209
4.25%, 12/15/41	341	302,922
4.85%, 01/15/34(a)	265	268,750
4.95%, 01/15/33(a)	565	582,081
5.25%, 03/15/35	345	357,350
5.30%, 02/15/40	426	434,058
5.35%, 01/15/53	400	393,548
5.40%, 01/15/54	422	420,172
6.00%, 01/15/38	237	257,548
6.05%, 04/15/38	330	358,938
Duke Energy Florida LLC
1.75%, 06/15/30	225	202,267
2.40%, 12/15/31(a)	560	503,768
2.50%, 12/01/29	465	438,178
3.00%, 12/15/51	255	168,342
3.20%, 01/15/27	362	359,083
3.40%, 10/01/46	280	208,619
3.80%, 07/15/28(a)	320	319,216
5.88%, 11/15/33	300	324,689
5.95%, 11/15/52	295	311,472
6.20%, 11/15/53	225	246,992
6.35%, 09/15/37	225	251,648
6.40%, 06/15/38	280	315,494
Duke Energy Indiana LLC
2.75%, 04/01/50	425	270,944
3.75%, 05/15/46	235	185,733
5.40%, 04/01/53	250	244,660
6.35%, 08/15/38	221	245,187
Series YYY, 3.25%, 10/01/49	230	162,223
Duke Energy Progress LLC
2.00%, 08/15/31	300	264,839
2.50%, 08/15/50	478	288,029
3.40%, 04/01/32	255	240,497
3.45%, 03/15/29	335	329,209
3.60%, 09/15/47	240	183,065
3.70%, 09/01/28	249	247,432
4.10%, 05/15/42	250	215,644
4.10%, 03/15/43	251	214,833
4.15%, 12/01/44	270	230,024
4.20%, 08/15/45	310	263,631
4.35%, 03/06/27(a)	240	241,420
5.05%, 03/15/35	180	183,513
5.10%, 03/15/34	345	356,038
5.25%, 03/15/33	275	286,764
5.35%, 03/15/53	285	279,239
5.55%, 03/15/55(a)	430	435,106
Security	Par (000)	Value
Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51	$407	$248,408
4.20%, 04/01/49	225	184,835
5.45%, 06/01/34	230	240,353
Entergy Louisiana LLC
2.35%, 06/15/32	215	189,199
2.90%, 03/15/51	435	279,949
3.10%, 06/15/41	220	167,787
4.00%, 03/15/33	402	387,774
4.20%, 09/01/48	403	332,340
4.20%, 04/01/50	333	271,622
4.75%, 09/15/52	230	204,988
5.15%, 09/15/34	340	348,346
5.35%, 03/15/34	155	160,860
5.70%, 03/15/54	345	349,087
5.80%, 03/15/55	385	396,074
Entergy Mississippi LLC, 5.80%, 04/15/55	255	262,175
Entergy Texas Inc.
1.75%, 03/15/31	350	307,592
5.25%, 04/15/35	355	365,129
Evergy Kansas Central Inc.
3.45%, 04/15/50	255	184,188
4.13%, 03/01/42	221	189,438
Florida Power & Light Co.
2.45%, 02/03/32	710	639,281
2.88%, 12/04/51	619	404,203
3.15%, 10/01/49	569	397,504
3.70%, 12/01/47	410	321,387
3.95%, 03/01/48	408	332,551
3.99%, 03/01/49	355	288,914
4.05%, 06/01/42	368	319,318
4.05%, 10/01/44	310	262,164
4.13%, 02/01/42	367	321,670
4.13%, 06/01/48	267	221,857
4.40%, 05/15/28	430	434,492
4.63%, 05/15/30	315	321,307
4.80%, 05/15/33	370	377,349
5.05%, 04/01/28	545	558,793
5.10%, 04/01/33	380	393,591
5.15%, 06/15/29(a)	415	431,041
5.30%, 06/15/34	365	382,030
5.30%, 04/01/53	380	373,379
5.60%, 06/15/54	380	390,413
5.69%, 03/01/40	215	227,355
5.70%, 03/15/55	460	478,690
5.80%, 03/15/65	355	373,777
5.95%, 02/01/38	255	278,250
5.96%, 04/01/39	250	271,538
Georgia Power Co.
4.00%, 10/01/28	300	299,785
4.30%, 03/15/42	350	310,045
4.55%, 03/15/30(a)	525	534,289
4.65%, 05/16/28	395	400,879
4.70%, 05/15/32	265	268,803
4.85%, 03/15/31	470	482,447
4.95%, 05/17/33(a)	415	423,680
5.00%, 02/23/27	190	192,529
5.13%, 05/15/52(a)	395	377,661
5.20%, 03/15/35	395	406,185
5.25%, 03/15/34	350	361,291
5.50%, 10/01/55	375	374,946
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 10-C, 4.75%, 09/01/40(a)	$260	$248,830
Series A, 3.25%, 03/15/51	400	280,979
Series B, 2.65%, 09/15/29	230	218,297
Series B, 3.70%, 01/30/50	285	218,351
Indiana Michigan Power Co., 5.63%, 04/01/53	230	233,275
Jersey Central Power & Light Co.
4.40%, 01/15/31(c)	330	328,575
5.10%, 01/15/35	310	314,436
5.15%, 01/15/36(c)	255	258,619
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	158	153,916
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	291	283,690
Kentucky Utilities Co.
3.30%, 06/01/50	380	267,775
4.38%, 10/01/45	287	247,783
5.13%, 11/01/40	494	487,508
5.85%, 08/15/55	225	232,001
Louisville Gas and Electric Co., Series ., 5.85%, 08/15/55	110	113,521
MidAmerican Energy Co.
2.70%, 08/01/52	300	190,049
3.15%, 04/15/50	335	232,515
3.65%, 04/15/29	363	358,878
3.65%, 08/01/48	373	285,224
4.25%, 07/15/49	417	348,693
5.30%, 02/01/55	300	291,888
5.85%, 09/15/54(a)	595	626,759
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	188	175,247
2.75%, 04/15/32	225	202,685
3.40%, 02/07/28	346	341,346
4.02%, 11/01/32(a)	233	226,813
4.12%, 09/16/27(a)	230	230,389
4.30%, 03/15/49	282	241,317
4.75%, 02/07/28	105	106,471
4.80%, 02/05/27	215	216,864
4.80%, 03/15/28	405	411,539
4.85%, 02/07/29(a)	305	311,914
4.95%, 02/07/30(a)	90	92,606
5.15%, 06/15/29	340	352,032
5.80%, 01/15/33	335	359,708
Series D, 4.15%, 08/25/28	255	255,454
Nevada Power Co.
6.00%, 03/15/54	240	250,315
Series CC, 3.70%, 05/01/29	295	290,241
Northern States Power Co./MN
2.60%, 06/01/51	336	211,438
2.90%, 03/01/50(a)	523	350,514
3.40%, 08/15/42	184	144,367
3.60%, 09/15/47	233	179,672
4.50%, 06/01/52	320	278,492
5.05%, 05/15/35(a)	335	342,905
5.10%, 05/15/53	415	396,282
5.40%, 03/15/54	360	359,154
5.65%, 05/15/55	295	304,879
NSTAR Electric Co.
3.20%, 05/15/27	495	489,012
5.20%, 03/01/35	175	179,184
5.40%, 06/01/34	330	343,066
Oklahoma Gas & Electric Co., 5.60%, 04/01/53(a)	305	307,191
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	$234	$220,005
3.10%, 09/15/49	379	258,059
3.70%, 11/15/28(a)	380	376,553
3.75%, 04/01/45	333	265,947
4.30%, 05/15/28	300	301,854
4.50%, 03/20/27(c)	220	221,517
4.55%, 09/15/32	350	350,544
4.65%, 11/01/29	300	304,544
4.95%, 09/15/52	421	385,431
5.35%, 04/01/35(c)	240	249,012
5.55%, 06/15/54	410	408,062
5.65%, 11/15/33	395	420,430
5.80%, 04/01/55(c)	305	315,258
PacifiCorp
2.90%, 06/15/52	555	337,551
3.30%, 03/15/51	515	340,496
4.13%, 01/15/49	327	255,421
4.15%, 02/15/50	314	244,869
5.10%, 02/15/29(a)	240	246,215
5.30%, 02/15/31	390	404,798
5.35%, 12/01/53	500	460,028
5.45%, 02/15/34	385	395,545
5.50%, 05/15/54	565	532,195
5.75%, 04/01/37(a)	297	308,994
5.80%, 01/15/55	695	676,973
6.00%, 01/15/39	305	320,092
6.25%, 10/15/37	280	301,546
PECO Energy Co.
3.90%, 03/01/48	347	279,931
4.88%, 09/15/35(a)	310	312,128
4.90%, 06/15/33	218	223,176
5.25%, 09/15/54	295	286,941
5.65%, 09/15/55	455	467,500
Potomac Electric Power Co.
4.15%, 03/15/43	340	292,842
6.50%, 11/15/37	235	265,305
PPL Electric Utilities Corp.
4.85%, 02/15/34	305	309,957
5.00%, 05/15/33	300	308,460
5.25%, 05/15/53	410	401,071
5.55%, 08/15/55	420	426,035
Public Service Co. of Colorado
1.88%, 06/15/31	340	298,150
3.60%, 09/15/42	194	154,440
5.15%, 09/15/35	410	415,902
5.25%, 04/01/53	475	452,601
5.35%, 05/15/34	415	429,072
5.75%, 05/15/54	435	445,056
5.85%, 05/15/55	430	445,390
Series 34, 3.20%, 03/01/50(a)	310	214,208
Public Service Co. of New Hampshire, 5.35%, 10/01/33	195	204,011
Public Service Electric & Gas Co.
3.10%, 03/15/32	270	250,352
3.80%, 03/01/46	213	171,391
4.65%, 03/15/33(a)	285	286,965
4.85%, 08/01/34	270	272,718
5.20%, 08/01/33	225	233,807
5.30%, 08/01/54	395	387,280
5.45%, 03/01/54	370	370,347
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	$170	$171,374
Puget Sound Energy Inc.
4.22%, 06/15/48	125	103,336
5.60%, 09/15/55	345	344,932
San Diego Gas & Electric Co.
3.70%, 03/15/52	260	192,484
4.50%, 08/15/40	195	180,424
4.95%, 08/15/28	375	383,666
5.35%, 04/01/53	325	313,973
5.40%, 04/15/35	395	409,872
5.55%, 04/15/54	355	352,828
Series VVV, 1.70%, 10/01/30	306	270,598
Series WWW, 2.95%, 08/15/51	525	343,239
Series XXX, 3.00%, 03/15/32	285	261,511
Southern California Edison Co.
2.25%, 06/01/30	255	229,789
2.75%, 02/01/32	455	402,601
2.85%, 08/01/29	372	350,328
3.45%, 02/01/52	365	245,577
3.65%, 02/01/50	597	421,265
4.00%, 04/01/47	894	681,412
4.50%, 09/01/40	255	225,003
4.65%, 10/01/43	314	269,243
4.88%, 02/01/27	265	266,380
5.15%, 06/01/29	295	300,531
5.20%, 06/01/34	425	425,698
5.25%, 03/15/30	375	383,429
5.30%, 03/01/28	520	529,791
5.45%, 06/01/31(a)	170	175,266
5.45%, 03/01/35(a)	430	435,537
5.50%, 03/15/40	184	180,784
5.65%, 10/01/28	190	196,416
5.85%, 11/01/27	230	235,853
5.88%, 12/01/53	310	301,351
5.90%, 03/01/55(a)	315	309,029
5.95%, 11/01/32	295	311,118
6.00%, 01/15/34	225	235,795
6.05%, 03/15/39	241	248,259
6.20%, 09/15/55(a)	305	311,485
Series 08-A, 5.95%, 02/01/38	335	343,546
Series 20A, 2.95%, 02/01/51(a)	380	234,463
Series A, 4.20%, 03/01/29	579	572,865
Series B, 4.88%, 03/01/49(a)	310	264,835
Series C, 4.13%, 03/01/48	697	539,519
Series D, 4.70%, 06/01/27	315	316,385
Southwestern Public Service Co.
5.30%, 05/15/35	265	271,680
6.00%, 06/01/54	325	338,666
Series 8, 3.15%, 05/01/50	310	208,343
Tampa Electric Co.
4.90%, 03/01/29	245	250,487
5.15%, 03/01/35	270	274,206
Union Electric Co.
2.15%, 03/15/32	260	227,012
2.63%, 03/15/51	370	228,347
3.90%, 04/01/52	225	176,628
5.20%, 04/01/34	195	201,512
5.25%, 04/15/35	250	258,296
5.45%, 03/15/53	235	231,254
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31	$233	$206,336
2.40%, 03/30/32	290	256,940
2.45%, 12/15/50	443	259,784
2.95%, 11/15/51(a)	455	293,915
3.30%, 12/01/49	292	203,760
4.00%, 01/15/43	285	239,079
4.45%, 02/15/44	256	225,186
4.60%, 12/01/48	284	248,687
5.00%, 04/01/33(a)	370	377,734
5.00%, 01/15/34	160	162,289
5.05%, 08/15/34	325	329,791
5.15%, 03/15/35(a)	280	285,428
5.35%, 01/15/54	210	202,465
5.45%, 04/01/53	380	371,005
5.55%, 08/15/54	305	302,662
5.65%, 03/15/55	285	286,610
5.70%, 08/15/53	275	278,967
8.88%, 11/15/38	291	391,916
Series A, 2.88%, 07/15/29	355	339,286
Series A, 3.50%, 03/15/27	348	345,540
Series A, 3.80%, 04/01/28	280	278,610
Series A, 6.00%, 05/15/37(a)	302	326,481
Series B, 3.75%, 05/15/27(a)	370	368,346
Series B, 3.80%, 09/15/47	260	202,660
Series B, 6.00%, 01/15/36	270	291,489
Series C, 4.00%, 11/15/46	375	303,291
Series C, 4.63%, 05/15/52	313	271,162
Series D, 4.65%, 08/15/43	280	254,042
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	385	383,856
Series D, 5.60%, 09/15/55	585	586,584
Wisconsin Electric Power Co.
4.15%, 10/15/30	255	254,200
4.75%, 09/30/32(a)	205	209,432
		124,557,614
Electrical Components & Equipment — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	260	235,507
Emerson Electric Co.
1.80%, 10/15/27	232	223,169
1.95%, 10/15/30	360	325,120
2.00%, 12/21/28	630	593,942
2.20%, 12/21/31	595	528,693
2.75%, 10/15/50	197	128,539
2.80%, 12/21/51	473	307,990
5.00%, 03/15/35(a)	185	190,160
		2,533,120
Electronics — 0.8%
Amphenol Corp.
2.20%, 09/15/31	615	546,590
2.80%, 02/15/30	175	165,568
3.80%, 11/15/27	635	633,177
3.90%, 11/15/28	195	194,107
4.13%, 11/15/30	400	396,856
4.35%, 06/01/29	75	75,626
4.38%, 06/12/28	420	423,454
4.40%, 02/15/33	505	499,575
4.63%, 02/15/36	675	663,388
5.00%, 01/15/35(a)	410	418,517
5.05%, 04/05/27	45	45,653
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.25%, 04/05/34(a)	$325	$338,175
5.30%, 11/15/55	595	578,816
5.38%, 11/15/54(a)	205	203,057
Honeywell International Inc.
1.10%, 03/01/27(a)	470	452,316
1.75%, 09/01/31	810	703,067
1.95%, 06/01/30(a)	556	504,355
2.50%, 11/01/26	744	733,574
2.70%, 08/15/29	425	404,831
2.80%, 06/01/50	339	221,927
4.25%, 01/15/29	330	331,589
4.50%, 01/15/34	600	595,000
4.65%, 07/30/27	425	429,997
4.70%, 02/01/30	485	494,581
4.75%, 02/01/32	390	397,073
4.88%, 09/01/29	260	267,699
4.95%, 02/15/28	208	212,351
4.95%, 09/01/31	280	289,472
5.00%, 02/15/33	608	625,659
5.00%, 03/01/35	980	999,008
5.25%, 03/01/54(a)	830	793,837
5.35%, 03/01/64	400	388,140
Tyco Electronics Group SA, 2.50%, 02/04/32	315	282,454
		14,309,489
Environmental Control — 0.7%
Republic Services Inc.
1.45%, 02/15/31	910	790,386
1.75%, 02/15/32	20	17,173
2.30%, 03/01/30(a)	15	13,894
2.38%, 03/15/33(a)	230	200,437
3.38%, 11/15/27	85	84,053
3.95%, 05/15/28	25	24,981
4.75%, 07/15/30	135	138,344
4.88%, 04/01/29	305	312,613
5.00%, 12/15/33	30	30,963
5.00%, 04/01/34	810	832,127
5.15%, 03/15/35(a)	530	547,892
Waste Connections Inc.
2.20%, 01/15/32	45	39,617
2.60%, 02/01/30	45	42,380
2.95%, 01/15/52	415	273,061
3.05%, 04/01/50	225	152,682
3.20%, 06/01/32	120	111,477
3.50%, 05/01/29	40	39,322
4.20%, 01/15/33	435	426,755
4.25%, 12/01/28	130	130,774
5.00%, 03/01/34	535	546,232
5.25%, 09/01/35	285	293,841
Waste Management Inc.
1.15%, 03/15/28	225	211,026
1.50%, 03/15/31	1,052	913,320
2.50%, 11/15/50	235	143,320
3.15%, 11/15/27	380	374,144
4.15%, 04/15/32	500	493,872
4.15%, 07/15/49	340	284,888
4.50%, 03/15/28	465	470,285
4.63%, 02/15/30	430	437,498
4.63%, 02/15/33	295	298,321
4.65%, 03/15/30	255	259,740
4.80%, 03/15/32	280	286,166
4.88%, 02/15/29	405	415,423
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34(a)	$605	$617,507
4.95%, 07/03/27	360	365,871
4.95%, 07/03/31	505	522,349
4.95%, 03/15/35(a)	755	766,817
5.35%, 10/15/54	630	621,191
		12,530,742
Food — 0.2%
Hershey Co. (The)
4.55%, 02/24/28	190	193,078
4.75%, 02/24/30	270	276,145
4.95%, 02/24/32	385	397,645
5.10%, 02/24/35	325	334,809
Hormel Foods Corp.
1.70%, 06/03/28	420	396,971
1.80%, 06/11/30	531	477,503
3.05%, 06/03/51	325	219,533
4.80%, 03/30/27	240	242,611
		2,538,295
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	326	369,503
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31(a)	342	298,174
2.63%, 09/15/29	360	340,660
2.85%, 02/15/52(a)	385	247,171
3.00%, 06/15/27	172	169,631
3.38%, 09/15/49	168	122,140
4.13%, 10/15/44	374	319,556
4.15%, 01/15/43	130	112,582
4.30%, 10/01/48	320	272,183
5.00%, 12/15/54(a)	395	367,508
5.45%, 01/15/56	335	332,338
5.75%, 10/15/52	260	268,564
5.90%, 11/15/33	330	357,648
6.20%, 11/15/53(a)	235	258,889
Series ., 5.20%, 08/15/35(a)	295	303,437
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	395	350,847
4.40%, 07/01/32	270	267,577
5.25%, 03/01/28	410	420,226
ONE Gas Inc.
4.66%, 02/01/44	235	213,257
5.10%, 04/01/29	215	221,477
Southern California Gas Co.
2.95%, 04/15/27	335	329,776
5.05%, 09/01/34	340	346,408
5.20%, 06/01/33	435	449,793
5.45%, 06/15/35	315	327,664
5.60%, 04/01/54	242	243,972
5.75%, 06/01/53	255	259,427
6.00%, 06/15/55	225	236,388
6.35%, 11/15/52(a)	300	329,531
Series VV, 4.30%, 01/15/49	262	218,282
Series XX, 2.55%, 02/01/30(a)	269	251,920
		8,237,026
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	218	151,738
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	$394	$372,227
1.40%, 06/30/30	423	378,036
3.75%, 11/30/26	807	806,443
4.75%, 11/30/36	752	759,174
4.75%, 04/15/43	508	487,346
4.90%, 11/30/46	1,496	1,433,974
5.30%, 05/27/40	397	412,256
6.00%, 04/01/39	165	183,690
6.15%, 11/30/37	460	517,931
Boston Scientific Corp.
2.65%, 06/01/30	200	187,478
4.70%, 03/01/49(a)	185	168,504
Danaher Corp.
2.60%, 10/01/50	525	327,489
2.80%, 12/10/51	475	306,343
4.38%, 09/15/45	335	295,092
DH Europe Finance II SARL
2.60%, 11/15/29	310	292,713
3.25%, 11/15/39	515	422,879
3.40%, 11/15/49	380	280,283
Medtronic Global Holdings SCA
4.25%, 03/30/28	675	678,314
4.50%, 03/30/33	585	585,685
Medtronic Inc.
4.38%, 03/15/35(a)	882	866,825
4.63%, 03/15/45	797	732,671
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	455	427,289
2.00%, 10/15/31(a)	550	486,867
2.60%, 10/01/29	505	477,457
2.80%, 10/15/41	556	411,539
4.10%, 08/15/47	435	367,100
4.20%, 03/01/31	335	333,598
4.47%, 10/07/32	285	284,839
4.79%, 10/07/35	340	339,551
4.80%, 11/21/27	685	696,174
4.89%, 10/07/37	250	248,154
4.95%, 11/21/32(a)	225	232,185
4.98%, 08/10/30	440	454,487
5.00%, 12/05/26	505	510,034
5.00%, 01/31/29(a)	585	601,408
5.09%, 08/10/33	370	383,388
5.20%, 01/31/34	120	124,824
5.40%, 08/10/43	320	324,211
		17,198,458
Health Care - Services — 2.7%
Ascension Health
3.95%, 11/15/46	597	491,510
Series B, 2.53%, 11/15/29	442	416,863
Series B, 3.11%, 11/15/39	375	298,184
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	40	29,256
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	204	160,592
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	390	254,700
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	147,276
CommonSpirit Health
2.78%, 10/01/30	215	199,587
Security	Par (000)	Value
Health Care - Services (continued)
3.35%, 10/01/29	$400	$386,097
3.82%, 10/01/49	262	199,746
3.91%, 10/01/50	240	182,937
4.19%, 10/01/49(a)	400	322,477
4.35%, 11/01/42	350	305,641
5.21%, 12/01/31	350	361,387
5.32%, 12/01/34	250	255,505
6.07%, 11/01/27	175	180,936
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	230	164,344
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	225	183,464
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	195	141,617
Series 2020, 2.88%, 09/01/50	290	189,179
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	235	182,926
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	281	228,519
Kaiser Foundation Hospitals
3.15%, 05/01/27	312	308,668
4.15%, 05/01/47	672	568,554
4.88%, 04/01/42	340	327,356
Series 2019, 3.27%, 11/01/49	650	464,697
Series 2021, 2.81%, 06/01/41	635	474,587
Series 2021, 3.00%, 06/01/51	735	492,770
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60	244	164,689
Mayo Clinic, Series 2021, 3.20%, 11/15/61	255	167,562
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	130,595
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	295	186,379
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	216	182,222
Series 2019, 3.95%, 08/01/2119(a)	105	74,184
Northwell Healthcare Inc.
3.98%, 11/01/46	210	166,710
4.26%, 11/01/47	388	323,087
Novant Health Inc., 3.17%, 11/01/51(a)	251	172,309
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	275	284,019
Series 19A, 2.53%, 10/01/29	306	287,403
Series 21A, 2.70%, 10/01/51	370	223,642
SSM Health Care Corp., Series A, 3.82%, 06/01/27	210	209,311
Stanford Health Care, Series 2018, 3.80%, 11/15/48	255	201,138
Sutter Health
Series 20A, 2.29%, 08/15/30(a)	225	206,600
Series 20A, 3.36%, 08/15/50(a)	89	63,977
Toledo Hospital (The), 5.75%, 11/15/38	176	177,060
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	290	289,079
2.00%, 05/15/30	650	591,028
2.30%, 05/15/31	777	698,836
2.75%, 05/15/40	492	367,666
2.88%, 08/15/29	495	473,486
2.90%, 05/15/50	485	313,373
2.95%, 10/15/27	476	467,466
3.05%, 05/15/41	820	624,764
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 05/15/60(a)	$515	$320,863
3.25%, 05/15/51	817	559,195
3.38%, 04/15/27	260	257,780
3.45%, 01/15/27	291	289,212
3.50%, 08/15/39	640	533,974
3.70%, 08/15/49	657	494,251
3.75%, 10/15/47	219	169,090
3.85%, 06/15/28	594	591,923
3.88%, 12/15/28	499	496,661
3.88%, 08/15/59	650	478,156
3.95%, 10/15/42	383	321,811
4.00%, 05/15/29	455	453,905
4.20%, 05/15/32	715	704,758
4.20%, 01/15/47	342	284,365
4.25%, 01/15/29	675	678,464
4.25%, 03/15/43	395	343,127
4.25%, 04/15/47	428	358,621
4.25%, 06/15/48	705	584,444
4.38%, 03/15/42	315	281,302
4.40%, 06/15/28	170	171,667
4.45%, 12/15/48	598	509,469
4.50%, 04/15/33	920	912,186
4.60%, 04/15/27	215	216,823
4.63%, 07/15/35	507	501,101
4.63%, 11/15/41	339	313,254
4.65%, 01/15/31	455	461,863
4.75%, 07/15/45	1,005	916,360
4.75%, 05/15/52	995	876,625
4.80%, 01/15/30	655	670,061
4.90%, 04/15/31	565	579,299
4.95%, 01/15/32	760	777,606
4.95%, 05/15/62	520	458,754
5.00%, 04/15/34	610	620,448
5.05%, 04/15/53	1,005	922,803
5.15%, 07/15/34(a)	990	1,016,281
5.20%, 04/15/63	720	659,303
5.25%, 02/15/28	635	651,819
5.30%, 02/15/30	485	505,162
5.30%, 06/15/35(a)	490	507,274
5.35%, 02/15/33	1,405	1,466,219
5.38%, 04/15/54	895	859,892
5.50%, 07/15/44	820	822,228
5.50%, 04/15/64	530	509,690
5.63%, 07/15/54	1,355	1,349,542
5.75%, 07/15/64	890	888,745
5.80%, 03/15/36	625	668,022
5.88%, 02/15/53	920	944,406
5.95%, 06/15/55	525	546,495
6.05%, 02/15/63	825	862,253
6.50%, 06/15/37(a)	277	310,960
6.63%, 11/15/37	174	197,910
6.88%, 02/15/38	585	678,290
UPMC, 5.04%, 05/15/33	270	276,291
		45,796,963
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27	235	223,525
4.85%, 10/15/30(a)	60	61,187
5.00%, 10/15/34(a)	300	303,170
5.50%, 10/15/35(a)	310	322,069
Security	Par (000)	Value
Home Builders (continued)
NVR Inc., 3.00%, 05/15/30	$270	$255,938
		1,165,889
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	260	247,468
2.00%, 11/02/31(a)	365	326,069
2.88%, 02/07/50	296	199,694
3.10%, 03/26/30	415	398,680
3.20%, 04/25/29	355	346,395
3.20%, 07/30/46	249	182,337
3.95%, 11/01/28	280	280,363
6.63%, 08/01/37	366	426,627
		2,407,633
Insurance — 2.4%
Aflac Inc.
3.60%, 04/01/30	518	507,400
4.75%, 01/15/49	293	264,812
Alleghany Corp.
3.25%, 08/15/51	255	177,542
3.63%, 05/15/30	405	396,154
Arch Capital Finance LLC, 4.01%, 12/15/26	65	64,858
Arch Capital Group Ltd., 3.64%, 06/30/50	500	375,721
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	230	221,047
AXA SA, 8.60%, 12/15/30	280	330,716
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	97	85,935
1.85%, 03/12/30(a)	450	411,794
2.30%, 03/15/27	20	19,605
2.50%, 01/15/51	615	377,316
2.85%, 10/15/50	805	529,961
2.88%, 03/15/32(a)	595	555,052
3.85%, 03/15/52	1,425	1,119,801
4.20%, 08/15/48	1,136	969,114
4.25%, 01/15/49(a)	892	766,612
4.30%, 05/15/43	428	385,361
4.40%, 05/15/42	470	439,463
5.75%, 01/15/40	352	383,459
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	287	272,626
Chubb Corp. (The)
6.00%, 05/11/37	448	488,995
Series 1, 6.50%, 05/15/38	490	555,920
Chubb INA Holdings LLC
1.38%, 09/15/30	510	447,675
2.85%, 12/15/51(a)	235	154,047
3.05%, 12/15/61	360	226,623
4.35%, 11/03/45	805	714,020
4.65%, 08/15/29	515	525,339
4.90%, 08/15/35	460	463,370
5.00%, 03/15/34(a)	795	814,732
Globe Life Inc., 4.55%, 09/15/28	20	20,186
Loews Corp.
3.20%, 05/15/30	313	299,479
4.13%, 05/15/43	266	228,950
Manulife Financial Corp.
2.48%, 05/19/27	115	112,308
3.70%, 03/16/32	545	522,198
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(b)	220	218,736
5.38%, 03/04/46	427	428,895
Schedule of Investments
54

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	$370	$336,557
4.20%, 03/01/48	395	331,300
4.35%, 01/30/47	388	333,662
4.38%, 03/15/29	909	917,026
4.55%, 11/08/27	265	267,813
4.65%, 03/15/30(a)	560	569,520
4.75%, 03/15/39	349	339,100
4.85%, 11/15/31	575	587,321
4.90%, 03/15/49	618	568,777
5.00%, 03/15/35	850	862,289
5.15%, 03/15/34	380	391,738
5.35%, 11/15/44	220	218,276
5.40%, 09/15/33	350	367,480
5.40%, 03/15/55	755	742,909
5.45%, 03/15/53	235	232,206
5.45%, 03/15/54	195	193,506
5.70%, 09/15/53	515	528,517
5.75%, 11/01/32	120	128,799
6.25%, 11/01/52	310	341,017
MetLife Inc.
4.05%, 03/01/45	539	451,558
4.13%, 08/13/42	415	357,467
4.55%, 03/23/30(a)	675	687,017
4.60%, 05/13/46	410	376,725
4.88%, 11/13/43	520	489,198
5.00%, 07/15/52	505	471,515
5.25%, 01/15/54	435	421,210
5.30%, 12/15/34(a)	330	343,772
5.38%, 07/15/33(a)	520	547,471
5.70%, 06/15/35	486	519,469
5.88%, 02/06/41	435	460,566
6.38%, 06/15/34	374	417,345
6.50%, 12/15/32	296	334,267
PartnerRe Finance B LLC, 3.70%, 07/02/29	355	347,598
Principal Financial Group Inc.
2.13%, 06/15/30	381	345,420
3.70%, 05/15/29	360	353,434
6.05%, 10/15/36(a)	330	359,180
Progressive Corp. (The)
2.45%, 01/15/27	166	163,194
2.50%, 03/15/27	50	49,046
3.00%, 03/15/32	170	156,900
3.20%, 03/26/30	459	441,836
3.70%, 03/15/52	450	348,636
3.95%, 03/26/50	313	252,628
4.00%, 03/01/29	280	280,282
4.13%, 04/15/47	298	251,669
4.20%, 03/15/48	370	314,402
4.95%, 06/15/33(a)	260	267,211
Prudential Financial Inc.
2.10%, 03/10/30(a)	257	237,397
3.00%, 03/10/40	56	43,788
3.70%, 03/13/51	732	553,909
3.91%, 12/07/47	553	441,983
3.94%, 12/07/49	533	421,955
4.35%, 02/25/50(a)	438	371,591
4.60%, 05/15/44	393	352,900
5.20%, 03/14/35	330	338,465
5.70%, 12/14/36	335	355,686
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	545	523,294
Security	Par (000)	Value
Insurance (continued)
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	$375	$392,518
5.80%, 04/01/35	240	251,154
Travelers Companies Inc. (The)
2.55%, 04/27/50	315	193,938
3.05%, 06/08/51	405	273,880
3.75%, 05/15/46	398	318,081
4.00%, 05/30/47	355	294,023
4.05%, 03/07/48	309	255,562
4.10%, 03/04/49	270	223,929
4.60%, 08/01/43	310	284,520
5.05%, 07/24/35	135	137,626
5.35%, 11/01/40	365	372,096
5.45%, 05/25/53	385	387,538
5.70%, 07/24/55	370	383,753
6.25%, 06/15/37	424	472,462
Travelers Property Casualty Corp., 6.38%, 03/15/33	373	419,741
		41,244,440
Internet — 3.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	790	717,844
2.70%, 02/09/41(a)	510	386,468
3.15%, 02/09/51	660	468,895
3.25%, 02/09/61	415	284,542
3.40%, 12/06/27(a)	1,300	1,285,840
4.00%, 12/06/37	520	484,460
4.20%, 12/06/47(a)	850	739,950
4.40%, 12/06/57	425	370,354
4.50%, 11/28/34	365	363,506
4.88%, 05/26/30	220	227,662
5.25%, 05/26/35	455	478,786
5.63%, 11/26/54	320	338,377
Alphabet Inc.
0.80%, 08/15/27	110	104,609
1.10%, 08/15/30	1,172	1,027,926
1.90%, 08/15/40	415	283,872
2.05%, 08/15/50	1,607	904,917
2.25%, 08/15/60(a)	1,075	571,352
4.00%, 05/15/30	370	371,303
4.50%, 05/15/35	615	613,502
5.25%, 05/15/55	525	520,040
5.30%, 05/15/65	520	510,853
Amazon.com Inc.
1.20%, 06/03/27	747	717,777
1.50%, 06/03/30	1,371	1,228,596
1.65%, 05/12/28	1,067	1,011,680
2.10%, 05/12/31	1,642	1,477,443
2.50%, 06/03/50	1,206	740,277
2.70%, 06/03/60	1,351	789,457
2.88%, 05/12/41	1,047	801,657
3.10%, 05/12/51	1,585	1,087,058
3.15%, 08/22/27	502	496,709
3.25%, 05/12/61	980	649,819
3.30%, 04/13/27	990	982,888
3.45%, 04/13/29	845	832,122
3.60%, 04/13/32	1,095	1,057,855
3.88%, 08/22/37	1,309	1,203,006
3.95%, 04/13/52	1,180	949,697
4.05%, 08/22/47	1,682	1,412,599
4.10%, 04/13/62	545	433,019
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.25%, 08/22/57	$1,082	$897,084
4.55%, 12/01/27	1,170	1,186,749
4.65%, 12/01/29	480	492,282
4.70%, 12/01/32	1,000	1,026,357
4.80%, 12/05/34	374	385,215
4.95%, 12/05/44(a)	764	749,036
Baidu Inc.
2.38%, 08/23/31	270	245,051
3.63%, 07/06/27	215	213,530
4.38%, 03/29/28	35	35,225
Booking Holdings Inc., 3.55%, 03/15/28	260	257,237
Meta Platforms Inc.
3.50%, 08/15/27(a)	605	601,588
3.85%, 08/15/32	1,405	1,355,567
4.20%, 11/15/30	1,020	1,018,796
4.30%, 08/15/29	505	509,725
4.45%, 08/15/52	1,365	1,142,894
4.55%, 08/15/31	740	750,783
4.60%, 05/15/28	710	721,719
4.60%, 11/15/32	605	607,778
4.65%, 08/15/62	330	274,120
4.75%, 08/15/34(a)	1,210	1,216,454
4.80%, 05/15/30	485	498,870
4.88%, 11/15/35	845	847,418
4.95%, 05/15/33	825	846,279
5.40%, 08/15/54	1,695	1,630,075
5.50%, 11/15/45	2,475	2,452,045
5.55%, 08/15/64	1,328	1,285,514
5.60%, 05/15/53	1,215	1,204,812
5.63%, 11/15/55	1,380	1,369,389
5.75%, 05/15/63	810	807,746
5.75%, 11/15/65	2,205	2,182,014
Netflix Inc.
4.88%, 04/15/28	120	122,502
4.90%, 08/15/34	60	61,631
5.40%, 08/15/54	115	114,004
5.88%, 11/15/28	200	210,320
6.38%, 05/15/29	570	611,786
Tencent Music Entertainment Group, 2.00%, 09/03/30	260	234,482
		55,092,794
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	340	318,935
3.13%, 04/01/32	225	208,058
3.85%, 04/01/52	335	259,199
3.95%, 05/01/28	320	319,505
4.30%, 05/23/27	465	467,072
4.65%, 06/01/30	265	269,614
5.10%, 06/01/35	110	112,325
6.40%, 12/01/37	120	134,686
		2,089,394
Machinery — 1.4%
Caterpillar Financial Services Corp.
1.10%, 09/14/27	369	351,046
1.70%, 01/08/27(a)	295	287,715
3.60%, 08/12/27(a)	325	323,796
4.38%, 08/16/29(a)	325	329,807
4.40%, 10/15/27(a)	320	323,232
4.50%, 01/08/27	295	297,143
Security	Par (000)	Value
Machinery (continued)
4.60%, 11/15/27	$460	$466,672
4.70%, 11/15/29	355	363,942
4.85%, 02/27/29(a)	335	344,233
5.00%, 05/14/27	455	462,736
Series K, 4.10%, 08/15/28	345	346,701
Caterpillar Inc.
1.90%, 03/12/31(a)	595	533,691
2.60%, 09/19/29	256	243,676
2.60%, 04/09/30	411	387,377
3.25%, 09/19/49	535	389,907
3.25%, 04/09/50(a)	549	400,129
3.80%, 08/15/42	812	690,681
4.30%, 05/15/44	165	147,101
4.75%, 05/15/64	442	401,626
5.20%, 05/15/35	700	726,656
5.20%, 05/27/41	364	369,049
Deere & Co.
2.88%, 09/07/49	210	143,803
3.10%, 04/15/30	378	363,459
3.75%, 04/15/50	369	293,685
3.90%, 06/09/42	631	548,752
5.38%, 10/16/29	296	311,514
5.45%, 01/16/35(a)	565	596,172
5.70%, 01/19/55	390	410,223
Deere Funding Canada Corp., 4.15%, 10/09/30	15	14,973
Eaton Capital ULC, 4.45%, 05/09/30	215	217,003
John Deere Capital Corp.
1.45%, 01/15/31	475	416,747
1.50%, 03/06/28	310	293,345
1.70%, 01/11/27	275	268,094
1.75%, 03/09/27	200	194,525
2.00%, 06/17/31	340	302,883
2.35%, 03/08/27	275	269,551
2.45%, 01/09/30	275	258,497
2.80%, 09/08/27	298	292,595
2.80%, 07/18/29	290	277,852
3.35%, 04/18/29	218	213,448
3.45%, 03/07/29	326	320,696
3.90%, 06/07/32	235	229,783
4.15%, 09/15/27	300	301,640
4.20%, 07/15/27(a)	415	417,410
4.35%, 09/15/32	245	245,559
4.38%, 10/15/30	355	357,778
4.40%, 09/08/31(a)	670	675,163
4.50%, 01/08/27(a)	300	302,150
4.50%, 01/16/29	465	471,735
4.65%, 01/07/28	260	264,100
4.70%, 06/10/30	475	486,481
4.75%, 01/20/28(a)	560	569,871
4.85%, 03/05/27	175	177,152
4.85%, 06/11/29	370	380,267
4.90%, 06/11/27	520	528,586
4.90%, 03/03/28	130	132,916
4.90%, 03/07/31(a)	405	417,281
4.95%, 07/14/28	775	795,406
5.10%, 04/11/34	845	874,545
5.15%, 09/08/33	525	549,150
Series 1, 5.05%, 06/12/34	380	391,395
Series I, 4.25%, 06/05/28	365	367,975
Series I, 4.55%, 06/05/30	410	416,350
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation Inc., 4.20%, 03/01/49(a)	$270	$229,986
		23,777,412
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29(a)	525	493,067
2.88%, 10/15/27	415	406,410
3.05%, 04/15/30	280	266,953
3.13%, 09/19/46	120	85,070
3.25%, 08/26/49	530	372,103
3.38%, 03/01/29	410	400,641
3.63%, 09/14/28	230	227,590
3.63%, 10/15/47(a)	345	263,060
3.70%, 04/15/50	300	226,686
4.00%, 09/14/48	530	431,318
4.80%, 03/15/30	260	266,100
5.15%, 03/15/35	340	349,028
5.70%, 03/15/37(a)	420	447,163
Eaton Corp.
3.10%, 09/15/27	310	306,182
4.00%, 11/02/32	385	377,308
4.15%, 03/15/33	715	704,505
4.15%, 11/02/42	480	424,765
4.35%, 05/18/28	170	171,745
4.70%, 08/23/52	365	333,983
Illinois Tool Works Inc.
2.65%, 11/15/26	600	593,476
3.90%, 09/01/42	545	466,087
4.88%, 09/15/41	305	297,081
Parker-Hannifin Corp.
3.25%, 03/01/27	60	59,421
3.25%, 06/14/29	555	539,382
4.00%, 06/14/49	290	237,396
4.10%, 03/01/47	360	303,023
4.20%, 11/21/34(a)	305	296,149
4.25%, 09/15/27	390	391,776
4.45%, 11/21/44	270	240,268
4.50%, 09/15/29	515	522,452
		10,500,188
Media — 2.5%
Comcast Corp.
1.50%, 02/15/31	840	725,219
1.95%, 01/15/31	795	703,665
2.35%, 01/15/27	724	710,389
2.45%, 08/15/52(a)	706	383,092
2.65%, 02/01/30	755	706,697
2.65%, 08/15/62	445	228,403
2.80%, 01/15/51	861	515,183
2.89%, 11/01/51	2,350	1,420,980
2.94%, 11/01/56	2,743	1,593,095
2.99%, 11/01/63	1,987	1,106,795
3.15%, 02/15/28	15	14,722
3.20%, 07/15/36	588	495,957
3.25%, 11/01/39	760	598,291
3.30%, 02/01/27	952	943,644
3.40%, 04/01/30	799	771,444
3.40%, 07/15/46	412	294,215
3.45%, 02/01/50	888	610,306
3.75%, 04/01/40	859	714,608
3.90%, 03/01/38	661	576,637
3.97%, 11/01/47	962	739,141
Security	Par (000)	Value
Media (continued)
4.00%, 08/15/47	$416	$323,153
4.00%, 03/01/48	454	350,293
4.00%, 11/01/49	1,035	783,372
4.05%, 11/01/52	558	418,789
4.20%, 08/15/34	518	492,505
4.25%, 10/15/30(a)	714	712,543
4.25%, 01/15/33	880	857,708
4.40%, 08/15/35	438	416,815
4.60%, 10/15/38	566	527,116
4.60%, 08/15/45	357	307,534
4.65%, 02/15/33(a)	695	694,320
4.65%, 07/15/42	354	314,477
4.70%, 10/15/48	918	783,180
4.80%, 05/15/33	510	512,015
4.95%, 05/15/32	350	356,499
4.95%, 10/15/58	488	419,838
5.10%, 06/01/29	40	41,204
5.17%, 01/15/37(a)(c)	1,786	1,759,005
5.30%, 06/01/34(a)	690	708,057
5.30%, 05/15/35(a)	315	321,072
5.35%, 05/15/53(a)	795	731,697
5.50%, 11/15/32	475	500,232
5.50%, 05/15/64(a)	570	525,092
5.65%, 06/15/35	411	430,987
5.65%, 06/01/54	635	607,972
6.05%, 05/15/55(a)	560	565,584
6.45%, 03/15/37	375	416,365
6.50%, 11/15/35	250	277,524
7.05%, 03/15/33(a)	400	456,617
NBCUniversal Media LLC, 4.45%, 01/15/43	386	330,570
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	476	469,407
3.00%, 07/30/46	344	242,139
3.70%, 12/01/42	265	217,151
4.13%, 06/01/44	532	453,218
Series B, 7.00%, 03/01/32	290	331,546
Series E, 4.13%, 12/01/41	266	232,915
Walt Disney Co. (The)
2.00%, 09/01/29	978	909,338
2.20%, 01/13/28(a)	370	357,153
2.65%, 01/13/31	1,340	1,248,387
2.75%, 09/01/49	947	611,452
3.50%, 05/13/40	1,088	912,352
3.60%, 01/13/51	1,346	1,025,047
3.70%, 03/23/27	215	214,686
3.80%, 03/22/30	649	642,679
3.80%, 05/13/60	297	223,282
4.63%, 03/23/40(a)	587	564,857
4.70%, 03/23/50(a)	891	813,005
4.75%, 09/15/44	460	427,477
5.40%, 10/01/43	331	335,566
6.15%, 02/15/41(a)	495	545,200
6.20%, 12/15/34	457	514,909
6.40%, 12/15/35	495	561,728
6.65%, 11/15/37	598	691,332
		42,339,444
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43(a)	230	194,558
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	$610	$536,949
4.75%, 02/28/28(a)	545	553,201
4.90%, 02/28/33	375	383,017
5.00%, 02/21/30	555	572,439
5.00%, 02/15/36	125	126,853
5.00%, 09/30/43	1,291	1,243,387
5.10%, 09/08/28	360	370,081
5.13%, 02/21/32	380	393,776
5.25%, 09/08/30(a)	505	526,171
5.25%, 09/08/33	765	795,820
5.30%, 02/21/35	460	476,943
5.50%, 09/08/53	595	605,051
5.75%, 09/05/55	385	401,541
Newmont Corp.
2.60%, 07/15/32	10	9,065
4.88%, 03/15/42	125	121,093
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	90	94,005
Rio Tinto Alcan Inc., 6.13%, 12/15/33	450	494,848
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	490	308,718
5.20%, 11/02/40	617	619,792
7.13%, 07/15/28	286	308,610
Rio Tinto Finance USA PLC
4.13%, 08/21/42	401	349,708
4.38%, 03/12/27	260	261,799
4.50%, 03/14/28	395	399,283
4.75%, 03/22/42	350	329,429
4.88%, 03/14/30	770	790,003
5.00%, 03/14/32	440	453,606
5.00%, 03/09/33	240	246,966
5.13%, 03/09/53	555	528,073
5.25%, 03/14/35	790	816,717
5.75%, 03/14/55	740	764,600
5.88%, 03/14/65	570	597,206
		14,478,750
Oil & Gas — 3.5%
BP Capital Markets America Inc.
1.75%, 08/10/30	510	455,996
2.72%, 01/12/32	975	886,785
2.77%, 11/10/50	860	545,063
2.94%, 06/04/51	1,237	805,037
3.00%, 02/24/50	887	590,368
3.00%, 03/17/52(a)	515	337,347
3.02%, 01/16/27	334	330,459
3.06%, 06/17/41	620	474,941
3.38%, 02/08/61(a)	983	656,379
3.54%, 04/06/27	240	238,619
3.59%, 04/14/27	301	299,358
3.63%, 04/06/30(a)	627	614,501
3.94%, 09/21/28	550	548,987
4.23%, 11/06/28	973	978,309
4.70%, 04/10/29	740	753,174
4.81%, 02/13/33	1,200	1,215,589
4.87%, 11/25/29	385	394,787
4.89%, 09/11/33	785	798,552
4.97%, 10/17/29	525	540,336
4.99%, 04/10/34(a)	540	551,582
5.02%, 11/17/27	590	601,453
5.23%, 11/17/34	940	972,713
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27(a)	$679	$671,122
3.72%, 11/28/28	324	320,902
Chevron Corp.
2.00%, 05/11/27	413	401,996
2.24%, 05/11/30	959	886,917
3.08%, 05/11/50	442	307,214
Chevron USA Inc.
1.02%, 08/12/27	273	260,086
2.34%, 08/12/50	382	227,378
3.85%, 01/15/28	1,080	1,080,230
3.95%, 08/13/27	210	210,593
4.05%, 08/13/28	350	352,178
4.30%, 10/15/30	575	579,902
4.41%, 02/26/27	310	312,391
4.48%, 02/26/28	515	521,860
4.50%, 10/15/32(a)	550	555,173
4.69%, 04/15/30	505	516,857
4.82%, 04/15/32	475	488,397
4.85%, 10/15/35	495	500,706
4.98%, 04/15/35	485	498,025
ConocoPhillips Co.
3.76%, 03/15/42(a)	434	358,429
3.80%, 03/15/52	528	397,913
4.03%, 03/15/62	900	670,970
4.30%, 11/15/44	423	365,624
4.70%, 01/15/30	790	805,993
4.85%, 01/15/32	395	404,657
5.00%, 01/15/35	490	496,303
5.05%, 09/15/33	630	648,837
5.30%, 05/15/53(a)	540	512,842
5.50%, 01/15/55(a)	625	609,799
5.55%, 03/15/54(a)	525	517,742
5.65%, 01/15/65	325	319,613
5.70%, 09/15/63	340	336,669
5.90%, 10/15/32(a)	386	419,829
6.50%, 02/01/39	815	918,496
6.95%, 04/15/29	438	478,254
EOG Resources Inc.
3.90%, 04/01/35	319	296,394
4.38%, 04/15/30	502	505,767
4.40%, 07/15/28	395	398,871
4.95%, 04/15/50(a)	400	364,698
5.00%, 07/15/32	705	720,897
5.35%, 01/15/36	625	642,559
5.65%, 12/01/54(a)	495	495,208
5.95%, 07/15/55	245	255,652
Exxon Mobil Corp.
2.44%, 08/16/29(a)	769	732,205
2.61%, 10/15/30	1,062	992,463
3.00%, 08/16/39	432	347,227
3.10%, 08/16/49	720	502,668
3.29%, 03/19/27	304	302,210
3.45%, 04/15/51	1,358	998,741
3.48%, 03/19/30	1,136	1,110,803
3.57%, 03/06/45	400	319,406
4.11%, 03/01/46	1,209	1,030,954
4.23%, 03/19/40	967	890,031
4.33%, 03/19/50	1,374	1,180,101
Hess Corp.
4.30%, 04/01/27	90	90,259
Schedule of Investments
58

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.60%, 02/15/41	$555	$579,637
5.80%, 04/01/47	405	423,425
6.00%, 01/15/40	65	70,804
7.13%, 03/15/33	135	157,026
7.30%, 08/15/31	80	92,144
Shell Finance U.S. Inc.
2.38%, 11/07/29	597	561,145
2.75%, 04/06/30	392	371,246
3.25%, 04/06/50(a)	758	537,692
3.75%, 09/12/46	533	423,610
4.00%, 05/10/46	866	715,292
4.13%, 05/11/35	813	784,102
4.38%, 05/11/45	1,107	970,619
4.55%, 08/12/43	513	466,812
Shell International Finance BV
2.88%, 11/26/41	325	241,539
3.00%, 11/26/51	443	295,812
3.13%, 11/07/49	757	523,414
3.63%, 08/21/42	308	250,495
3.88%, 11/13/28	774	773,329
4.38%, 05/11/45	230	203,687
5.50%, 03/25/40	528	548,019
6.38%, 12/15/38	1,340	1,513,908
TotalEnergies Capital International SA
2.83%, 01/10/30	774	737,116
2.99%, 06/29/41	447	338,690
3.13%, 05/29/50	1,066	730,560
3.39%, 06/29/60	533	356,332
3.46%, 02/19/29	725	711,485
3.46%, 07/12/49	636	467,092
TotalEnergies Capital SA
3.88%, 10/11/28	528	527,701
4.72%, 09/10/34	470	474,175
5.15%, 04/05/34(a)	728	756,981
5.28%, 09/10/54	505	484,447
5.43%, 09/10/64	650	623,451
5.49%, 04/05/54(a)	863	851,196
5.64%, 04/05/64	468	465,045
		60,749,374
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	594	581,993
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	180	175,982
3.14%, 11/07/29	348	335,867
3.34%, 12/15/27	507	500,324
4.08%, 12/15/47	563	453,748
4.49%, 05/01/30	288	290,799
		2,338,713
Pharmaceuticals — 8.0%
AbbVie Inc.
2.95%, 11/21/26	1,959	1,939,429
3.20%, 11/21/29	2,980	2,876,157
4.05%, 11/21/39	1,975	1,767,230
4.25%, 11/14/28	835	841,300
4.25%, 11/21/49	2,855	2,402,682
4.30%, 05/14/36	725	695,696
4.40%, 11/06/42	1,255	1,133,030
4.45%, 05/14/46	920	813,852
4.50%, 05/14/35	1,085	1,065,272
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 03/15/35	$905	$894,004
4.65%, 03/15/28	690	700,792
4.70%, 05/14/45	1,285	1,180,080
4.75%, 03/15/45	500	464,372
4.80%, 03/15/27	935	944,686
4.80%, 03/15/29	1,180	1,207,289
4.85%, 06/15/44	515	484,696
4.88%, 03/15/30	565	581,526
4.88%, 11/14/48	955	886,661
4.95%, 03/15/31	1,075	1,111,342
5.05%, 03/15/34	1,445	1,486,910
5.20%, 03/15/35	520	537,602
5.35%, 03/15/44	370	371,298
5.40%, 03/15/54	1,560	1,548,610
5.50%, 03/15/64	690	689,083
5.60%, 03/15/55	360	368,616
Astrazeneca Finance LLC
1.75%, 05/28/28	730	691,984
2.25%, 05/28/31	495	448,696
4.80%, 02/26/27	500	505,798
4.85%, 02/26/29	830	851,047
4.88%, 03/03/28	560	572,030
4.88%, 03/03/33(a)	240	247,846
4.90%, 03/03/30	290	298,830
4.90%, 02/26/31	535	552,680
5.00%, 02/26/34	810	836,948
AstraZeneca PLC
1.38%, 08/06/30	615	543,584
2.13%, 08/06/50	370	213,022
3.00%, 05/28/51	355	244,745
3.13%, 06/12/27	375	370,869
4.00%, 01/17/29	545	544,542
4.00%, 09/18/42	540	471,797
4.38%, 11/16/45	405	362,200
4.38%, 08/17/48(a)	350	309,614
6.45%, 09/15/37	1,370	1,566,646
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	590	559,568
1.45%, 11/13/30	725	637,471
2.35%, 11/13/40	551	390,630
2.55%, 11/13/50	433	261,771
2.95%, 03/15/32(a)	670	616,967
3.25%, 02/27/27(a)	260	258,091
3.25%, 08/01/42	390	301,990
3.40%, 07/26/29	953	930,707
3.45%, 11/15/27	388	384,926
3.55%, 03/15/42	900	729,289
3.70%, 03/15/52	680	509,870
3.90%, 02/20/28	715	714,808
3.90%, 03/15/62	460	337,251
4.13%, 06/15/39	1,025	931,154
4.25%, 10/26/49	1,902	1,586,000
4.35%, 11/15/47	710	607,141
4.55%, 02/20/48	839	734,946
4.63%, 05/15/44	440	399,891
4.90%, 02/22/27(a)	455	460,728
4.90%, 02/22/29(a)	990	1,015,886
5.00%, 08/15/45	405	385,590
5.10%, 02/22/31	775	805,814
5.20%, 02/22/34	1,215	1,261,596
5.50%, 02/22/44	250	253,639
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.55%, 02/22/54(a)	$1,315	$1,306,625
5.65%, 02/22/64	845	838,455
5.75%, 02/01/31	650	695,576
5.90%, 11/15/33	505	549,247
6.25%, 11/15/53(a)	600	654,554
6.40%, 11/15/63	660	730,860
Eli Lilly & Co.
2.25%, 05/15/50	694	405,496
2.50%, 09/15/60	700	394,148
3.38%, 03/15/29	521	511,614
3.95%, 03/15/49	590	482,582
4.00%, 10/15/28(a)	510	511,742
4.15%, 08/14/27	440	442,789
4.15%, 03/15/59	428	346,366
4.20%, 08/14/29	555	559,078
4.25%, 03/15/31	570	570,890
4.50%, 02/09/27	500	504,067
4.50%, 02/09/29	535	543,969
4.55%, 02/12/28	560	568,590
4.55%, 10/15/32	505	509,546
4.60%, 08/14/34	615	616,930
4.70%, 02/27/33(a)	510	521,079
4.70%, 02/09/34(a)	805	814,112
4.75%, 02/12/30(a)	525	539,285
4.88%, 02/27/53	675	629,028
4.90%, 02/12/32(a)	520	536,943
4.90%, 10/15/35	625	635,624
4.95%, 02/27/63	425	392,133
5.00%, 02/09/54	610	577,584
5.05%, 08/14/54	700	665,476
5.10%, 02/12/35	615	637,534
5.10%, 02/09/64	760	719,554
5.20%, 08/14/64	370	355,258
5.50%, 02/12/55	670	682,555
5.55%, 10/15/55	400	409,771
5.60%, 02/12/65	390	401,329
5.65%, 10/15/65	415	427,382
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	905	903,766
4.20%, 03/18/43	179	157,622
4.50%, 04/15/30	290	294,362
4.88%, 04/15/35	305	308,614
5.38%, 04/15/34	576	608,956
6.38%, 05/15/38	1,439	1,621,691
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	545	532,815
Johnson & Johnson
0.95%, 09/01/27	755	719,401
1.30%, 09/01/30	865	767,243
2.10%, 09/01/40	525	371,534
2.25%, 09/01/50	525	314,869
2.45%, 09/01/60	420	238,850
2.90%, 01/15/28	804	790,225
2.95%, 03/03/27	383	379,167
3.40%, 01/15/38	545	480,978
3.50%, 01/15/48	394	309,113
3.55%, 03/01/36	540	496,179
3.63%, 03/03/37	878	799,278
3.70%, 03/01/46	1,028	846,619
3.75%, 03/03/47	593	486,290
4.38%, 12/05/33	400	405,520
4.50%, 03/01/27	410	414,114
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 09/01/40(a)	$392	$379,876
4.50%, 12/05/43	365	344,386
4.55%, 03/01/28	420	427,702
4.70%, 03/01/30	550	566,601
4.80%, 06/01/29	605	623,931
4.85%, 03/01/32	655	681,041
4.90%, 06/01/31	700	730,260
4.95%, 05/15/33(a)	158	166,348
4.95%, 06/01/34(a)	495	522,384
5.00%, 03/01/35(a)	725	754,383
5.25%, 06/01/54(a)	590	603,568
5.85%, 07/15/38	366	404,527
5.95%, 08/15/37	256	287,237
McKesson Corp.
4.25%, 09/15/29	265	265,873
4.65%, 05/30/30	320	325,193
4.95%, 05/30/32	435	446,563
5.10%, 07/15/33	385	397,759
5.25%, 05/30/35	415	429,118
Mead Johnson Nutrition Co., 4.60%, 06/01/44	245	220,913
Merck & Co. Inc.
1.45%, 06/24/30	690	613,842
1.70%, 06/10/27(a)	770	745,254
1.90%, 12/10/28	545	513,091
2.15%, 12/10/31	915	810,748
2.35%, 06/24/40	536	388,074
2.45%, 06/24/50	610	367,577
2.75%, 12/10/51	1,111	702,733
2.90%, 12/10/61	640	382,998
3.40%, 03/07/29	563	551,998
3.60%, 09/15/42	319	260,264
3.70%, 02/10/45	1,020	821,196
3.85%, 09/15/27(a)	420	420,682
3.90%, 03/07/39	545	488,000
4.00%, 03/07/49	656	533,923
4.05%, 05/17/28	290	291,493
4.15%, 09/15/30(a)	680	681,340
4.15%, 05/18/43	563	490,401
4.30%, 05/17/30	440	443,859
4.50%, 05/17/33(a)	855	861,651
4.55%, 09/15/32	415	418,571
4.90%, 05/17/44	195	185,329
4.95%, 09/15/35	510	518,021
5.00%, 05/17/53	650	611,373
5.15%, 05/17/63	545	513,191
5.70%, 09/15/55	1,115	1,149,712
6.50%, 12/01/33	543	617,769
Novartis Capital Corp.
2.00%, 02/14/27	625	611,088
2.20%, 08/14/30	745	686,457
2.75%, 08/14/50	534	351,079
3.10%, 05/17/27	490	485,081
3.70%, 09/21/42	223	185,548
3.80%, 09/18/29	495	492,006
4.00%, 09/18/31	535	531,564
4.00%, 11/20/45	635	538,660
4.20%, 09/18/34	650	636,944
4.40%, 05/06/44	900	817,845
4.70%, 09/18/54	410	373,424
Pfizer Inc.
1.70%, 05/28/30	545	490,847
Schedule of Investments
60

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 08/18/31(a)	$595	$523,418
2.55%, 05/28/40	569	420,693
2.63%, 04/01/30	580	545,600
2.70%, 05/28/50(a)	488	310,350
3.00%, 12/15/26	797	789,904
3.45%, 03/15/29(a)	666	656,255
3.60%, 09/15/28(a)	390	388,243
3.90%, 03/15/39	418	371,140
4.00%, 12/15/36(a)	615	574,509
4.00%, 03/15/49	979	795,250
4.10%, 09/15/38	412	376,122
4.13%, 12/15/46	699	583,995
4.20%, 09/15/48	785	659,132
4.30%, 06/15/43	399	350,550
4.40%, 05/15/44	554	496,588
7.20%, 03/15/39	1,212	1,457,683
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,905	1,925,147
4.65%, 05/19/30	1,450	1,478,749
4.75%, 05/19/33	2,545	2,575,778
5.11%, 05/19/43	1,420	1,378,542
5.30%, 05/19/53	2,875	2,771,680
5.34%, 05/19/63	1,940	1,839,300
Pharmacia LLC, 6.60%, 12/01/28	424	454,898
Sanofi SA
3.63%, 06/19/28	603	599,557
4.20%, 11/03/32	225	223,378
Wyeth LLC
5.95%, 04/01/37	741	802,615
6.00%, 02/15/36	281	306,654
6.50%, 02/01/34	472	533,335
		137,986,155
Pipelines — 0.8%
Enterprise Products Operating LLC
2.80%, 01/31/30	665	629,455
3.13%, 07/31/29	675	652,088
3.20%, 02/15/52	575	390,533
3.30%, 02/15/53	400	273,764
3.70%, 01/31/51	530	397,010
3.95%, 02/15/27	100	99,957
3.95%, 01/31/60	435	325,878
4.15%, 10/16/28	580	582,254
4.20%, 01/31/50	660	540,713
4.25%, 02/15/48	510	425,777
4.30%, 06/20/28	325	327,449
4.45%, 02/15/43	585	520,010
4.60%, 01/11/27(a)	605	609,156
4.60%, 01/15/31	415	420,097
4.80%, 02/01/49	650	583,398
4.85%, 01/31/34(a)	560	567,242
4.85%, 08/15/42	380	354,682
4.85%, 03/15/44	765	709,592
4.90%, 05/15/46	520	478,538
4.95%, 02/15/35(a)	390	394,130
5.10%, 02/15/45	610	580,134
5.20%, 01/15/36	590	601,145
5.35%, 01/31/33	555	580,821
5.55%, 02/16/55	740	733,157
5.70%, 02/15/42	250	257,957
5.95%, 02/01/41	330	350,066
6.13%, 10/15/39	105	114,351
Security	Par (000)	Value
Pipelines (continued)
6.45%, 09/01/40	$295	$330,095
Series D, 6.88%, 03/01/33	365	414,360
		13,243,809
Private Equity — 0.1%
Brookfield Finance Inc., 5.81%, 03/03/55	345	345,071
Carlyle Group Inc. (The), 5.05%, 09/19/35	70	69,295
KKR & Co. Inc., 5.10%, 08/07/35	430	428,739
		843,105
Real Estate Investment Trusts — 1.8%
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	470	411,966
2.30%, 03/01/30	440	406,911
2.45%, 01/15/31	316	288,015
Camden Property Trust
2.80%, 05/15/30	287	269,916
3.15%, 07/01/29	415	399,907
5.85%, 11/03/26	255	259,248
ERP Operating LP
1.85%, 08/01/31(a)	370	324,278
2.50%, 02/15/30(a)	320	299,273
2.85%, 11/01/26	300	296,517
3.00%, 07/01/29	441	424,185
3.50%, 03/01/28	346	341,831
4.50%, 07/01/44	372	331,874
4.65%, 09/15/34	145	143,669
4.95%, 06/15/32	230	235,495
Kimco Realty OP LLC
2.25%, 12/01/31	5	4,413
2.70%, 10/01/30	40	37,053
4.25%, 04/01/45	150	128,064
4.60%, 02/01/33	55	54,743
4.85%, 03/01/35	145	144,213
5.30%, 02/01/36	10	10,236
6.40%, 03/01/34	130	143,438
Mid-America Apartments LP
3.60%, 06/01/27	325	322,948
3.95%, 03/15/29	280	278,530
Prologis LP
1.25%, 10/15/30	605	526,958
2.13%, 04/15/27(a)	310	301,980
2.13%, 10/15/50	247	136,831
2.25%, 04/15/30	533	492,521
3.00%, 04/15/50	375	252,001
4.63%, 01/15/33(a)	560	563,646
4.75%, 01/15/31	105	107,107
4.75%, 06/15/33	420	423,989
4.88%, 06/15/28(a)	340	347,446
5.00%, 03/15/34	430	437,221
5.00%, 01/31/35	255	258,225
5.13%, 01/15/34	264	271,052
5.25%, 05/15/35	355	365,562
5.25%, 06/15/53	474	461,361
5.25%, 03/15/54	435	422,399
Public Storage Operating Co.
1.50%, 11/09/26	290	282,990
1.85%, 05/01/28	642	609,612
1.95%, 11/09/28	380	357,834
2.25%, 11/09/31	350	310,620
2.30%, 05/01/31	444	400,322
3.09%, 09/15/27	397	391,301
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.39%, 05/01/29	$174	$169,987
5.10%, 08/01/33	290	300,939
5.13%, 01/15/29(a)	145	149,593
5.35%, 08/01/53	500	493,034
Realty Income Corp.
2.85%, 12/15/32	395	353,300
3.00%, 01/15/27	323	318,955
3.10%, 12/15/29	376	361,200
3.25%, 06/15/29	200	193,847
3.25%, 01/15/31	516	488,876
3.40%, 01/15/28	385	379,859
3.65%, 01/15/28	285	282,537
3.95%, 08/15/27	355	354,366
4.65%, 03/15/47	351	315,020
4.85%, 03/15/30(a)	480	491,925
4.90%, 07/15/33(a)	370	374,777
5.13%, 02/15/34	430	440,232
5.13%, 04/15/35	190	192,999
5.38%, 09/01/54	170	166,778
5.63%, 10/13/32	355	376,197
Regency Centers LP, 3.70%, 06/15/30	135	131,735
Simon Property Group LP
1.38%, 01/15/27	327	316,707
1.75%, 02/01/28	310	295,198
2.20%, 02/01/31	277	249,239
2.25%, 01/15/32	315	276,707
2.45%, 09/13/29	655	615,803
2.65%, 07/15/30	357	333,166
2.65%, 02/01/32	510	457,437
3.25%, 11/30/26	429	425,997
3.25%, 09/13/49(a)	480	335,924
3.38%, 06/15/27	430	426,227
3.38%, 12/01/27	465	459,762
3.80%, 07/15/50	423	323,755
4.25%, 11/30/46	340	287,171
4.38%, 10/01/30	365	366,577
4.75%, 09/26/34	530	526,473
4.75%, 03/15/42	306	282,674
5.13%, 10/01/35	365	369,792
5.50%, 03/08/33	450	474,126
5.85%, 03/08/53	295	304,516
6.25%, 01/15/34	600	658,834
6.65%, 01/15/54	290	330,090
6.75%, 02/01/40(a)	416	479,096
Welltower OP LLC
2.05%, 01/15/29	85	79,774
2.70%, 02/15/27	45	44,282
2.75%, 01/15/31	150	139,132
2.75%, 01/15/32	445	403,696
2.80%, 06/01/31	85	78,411
3.10%, 01/15/30	265	253,670
3.85%, 06/15/32	535	515,540
4.13%, 03/15/29	120	119,904
4.25%, 04/15/28	80	80,462
4.50%, 07/01/30	390	393,994
4.95%, 09/01/48	345	326,724
5.13%, 07/01/35	660	673,076
		31,317,793
Retail — 2.4%
Costco Wholesale Corp.
1.38%, 06/20/27	747	719,407
Security	Par (000)	Value
Retail (continued)
1.60%, 04/20/30	$907	$819,856
1.75%, 04/20/32	550	475,696
3.00%, 05/18/27	338	334,413
Home Depot Inc. (The)
0.90%, 03/15/28	95	88,951
1.38%, 03/15/31	580	501,548
1.50%, 09/15/28	582	545,591
1.88%, 09/15/31	437	382,927
2.38%, 03/15/51	760	444,579
2.50%, 04/15/27	398	390,486
2.70%, 04/15/30	747	705,013
2.75%, 09/15/51	522	329,189
2.80%, 09/14/27	500	490,895
2.88%, 04/15/27	270	266,352
2.95%, 06/15/29	927	895,079
3.13%, 12/15/49	902	625,347
3.25%, 04/15/32	710	665,129
3.30%, 04/15/40	697	572,001
3.35%, 04/15/50	708	510,125
3.50%, 09/15/56	278	198,513
3.63%, 04/15/52	775	578,920
3.75%, 09/15/28	295	294,294
3.90%, 12/06/28	538	538,119
3.90%, 06/15/47	560	452,151
3.95%, 09/15/30(a)	290	288,499
4.20%, 04/01/43	541	471,247
4.25%, 04/01/46	782	672,634
4.40%, 03/15/45	527	464,930
4.50%, 09/15/32	745	755,255
4.50%, 12/06/48	782	686,786
4.65%, 09/15/35	440	435,724
4.75%, 06/25/29	660	675,821
4.85%, 06/25/31	380	392,491
4.88%, 06/25/27	525	533,608
4.88%, 02/15/44	547	517,481
4.90%, 04/15/29	440	452,961
4.95%, 06/25/34	870	891,247
4.95%, 09/15/52(a)	530	492,883
5.30%, 06/25/54	729	709,355
5.40%, 09/15/40	235	243,030
5.40%, 06/25/64	360	354,284
5.88%, 12/16/36	1,269	1,378,152
5.95%, 04/01/41	495	532,787
Target Corp.
1.95%, 01/15/27(a)	480	469,447
2.35%, 02/15/30	665	620,386
2.95%, 01/15/52(a)	555	363,956
3.38%, 04/15/29	607	594,673
3.63%, 04/15/46	386	298,050
3.90%, 11/15/47	76	60,630
4.00%, 07/01/42(a)	645	554,519
4.35%, 06/15/28	350	353,264
4.40%, 01/15/33	275	274,650
4.50%, 09/15/32(a)	505	508,235
4.50%, 09/15/34	310	305,623
4.80%, 01/15/53(a)	590	534,692
5.00%, 04/15/35(a)	365	369,722
5.25%, 02/15/36(a)	250	257,131
7.00%, 01/15/38	295	346,364
Schedule of Investments
62

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28	$257	$239,961
1.60%, 05/15/31(a)	135	118,284
Walmart Inc.
1.50%, 09/22/28	587	551,487
1.80%, 09/22/31	1,125	994,680
2.50%, 09/22/41	585	423,689
2.65%, 09/22/51(a)	635	406,624
2.95%, 09/24/49	415	289,501
3.25%, 07/08/29	328	321,460
3.70%, 06/26/28	645	645,133
3.90%, 04/15/28	375	376,332
3.95%, 09/09/27	382	383,604
3.95%, 06/28/38	175	163,603
4.00%, 04/15/30	330	332,106
4.05%, 06/29/48	866	731,672
4.10%, 04/28/27	495	497,846
4.10%, 04/15/33(a)	695	691,778
4.15%, 09/09/32(a)	520	521,240
4.35%, 04/28/30	525	532,654
4.50%, 09/09/52	500	448,660
4.50%, 04/15/53	800	716,669
4.90%, 04/28/35(a)	585	601,607
5.25%, 09/01/35	600	634,886
5.63%, 04/01/40	560	604,223
5.63%, 04/15/41	315	336,766
6.20%, 04/15/38	400	453,741
6.50%, 08/15/37	595	690,518
		41,393,822
Semiconductors — 2.8%
Advanced Micro Devices Inc.
3.92%, 06/01/32	220	215,406
4.32%, 03/24/28	420	424,298
4.39%, 06/01/52(a)	325	280,240
Analog Devices Inc.
1.70%, 10/01/28	346	324,623
2.10%, 10/01/31	575	507,830
2.80%, 10/01/41	455	336,601
2.95%, 10/01/51	470	310,449
3.50%, 12/05/26	522	519,225
4.25%, 06/15/28	640	644,221
4.50%, 06/15/30	380	385,772
5.05%, 04/01/34	265	274,706
5.30%, 04/01/54(a)	320	314,127
Applied Materials Inc.
1.75%, 06/01/30	220	197,992
2.75%, 06/01/50(a)	482	314,793
3.30%, 04/01/27	575	570,725
4.00%, 01/15/31	385	381,797
4.35%, 04/01/47	584	509,295
4.80%, 06/15/29	525	537,689
5.10%, 10/01/35(a)	232	240,466
5.85%, 06/15/41	155	165,599
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	5	4,950
Broadcom Inc.
1.95%, 02/15/28	30	28,646
3.14%, 11/15/35(c)	5,060	4,384,073
3.19%, 11/15/36(c)	80	68,281
3.47%, 04/15/34	50	45,779
4.00%, 04/15/29(c)	5	4,977
Security	Par (000)	Value
Semiconductors (continued)
4.11%, 09/15/28(a)	$45	$45,050
4.15%, 02/15/28	40	40,105
4.15%, 11/15/30	40	39,821
4.15%, 04/15/32(c)	10	9,792
4.30%, 11/15/32	140	138,229
4.35%, 02/15/30	5	5,026
4.55%, 02/15/32	10	10,055
4.60%, 07/15/30	30	30,423
4.75%, 04/15/29	60	61,092
4.80%, 04/15/28	30	30,540
4.80%, 10/15/34(a)	4,440	4,460,680
4.80%, 02/15/36	150	148,726
4.90%, 07/15/32	5,540	5,660,117
4.90%, 02/15/38	350	345,669
4.93%, 05/15/37(c)	1,755	1,751,535
5.05%, 07/12/27	40	40,655
5.05%, 07/12/29	40	41,196
5.15%, 11/15/31	10	10,403
5.20%, 04/15/32	70	72,795
5.20%, 07/15/35	95	97,819
KLA Corp.
3.30%, 03/01/50	385	274,811
4.10%, 03/15/29	645	646,300
4.65%, 07/15/32	540	548,385
4.70%, 02/01/34	255	257,077
4.95%, 07/15/52	672	626,958
5.25%, 07/15/62	450	433,127
Lam Research Corp.
1.90%, 06/15/30	350	317,097
2.88%, 06/15/50(a)	286	190,367
3.13%, 06/15/60	337	216,739
4.00%, 03/15/29	465	464,074
4.88%, 03/15/49	352	328,070
NVIDIA Corp.
1.55%, 06/15/28	540	510,595
2.00%, 06/15/31	665	597,799
2.85%, 04/01/30	841	803,582
3.50%, 04/01/40	575	493,149
3.50%, 04/01/50	1,142	871,226
3.70%, 04/01/60	340	258,173
Qualcomm Inc.
1.30%, 05/20/28	607	568,689
1.65%, 05/20/32(a)	400	339,940
2.15%, 05/20/30	608	558,779
3.25%, 05/20/27	420	416,355
3.25%, 05/20/50	573	405,641
4.25%, 05/20/32	275	275,398
4.30%, 05/20/47	759	650,854
4.50%, 05/20/30	425	431,274
4.50%, 05/20/52	510	441,857
4.65%, 05/20/35(a)	376	377,500
4.80%, 05/20/45	702	655,117
5.40%, 05/20/33	380	403,489
6.00%, 05/20/53(a)	605	648,307
QUALCOMM Inc., 5.00%, 05/20/35(a)	275	280,619
Texas Instruments Inc.
1.75%, 05/04/30	519	468,854
1.90%, 09/15/31	309	272,977
2.25%, 09/04/29	345	323,547
2.70%, 09/15/51	190	118,679
2.90%, 11/03/27	221	217,279
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 03/15/39	$515	$459,511
4.15%, 05/15/48	706	588,718
4.50%, 05/23/30	275	279,615
4.60%, 02/08/27	420	423,566
4.60%, 02/15/28	365	370,849
4.60%, 02/08/29	300	306,368
4.85%, 02/08/34(a)	285	292,164
4.90%, 03/14/33	480	494,612
5.00%, 03/14/53	325	304,140
5.05%, 05/18/63	725	665,807
5.10%, 05/23/35	315	324,677
5.15%, 02/08/54(a)	375	359,189
TSMC Arizona Corp.
2.50%, 10/25/31	868	789,932
3.13%, 10/25/41	465	382,361
3.25%, 10/25/51(a)	525	407,714
3.88%, 04/22/27	435	433,840
4.13%, 04/22/29	305	305,574
4.25%, 04/22/32	275	276,834
4.50%, 04/22/52	445	427,381
Xilinx Inc., 2.38%, 06/01/30	433	401,401
		49,019,225
Software — 1.4%
Adobe Inc.
2.15%, 02/01/27	459	449,665
2.30%, 02/01/30	710	662,151
4.75%, 01/17/28	240	244,556
4.80%, 04/04/29	490	502,715
4.85%, 04/04/27	185	187,561
4.95%, 01/17/30	375	387,613
4.95%, 04/04/34	445	459,732
5.30%, 01/17/35	170	179,110
Cadence Design Systems Inc.
4.20%, 09/10/27	270	270,839
4.30%, 09/10/29	425	426,645
4.70%, 09/10/34	425	425,496
Intuit Inc.
1.35%, 07/15/27	125	119,886
1.65%, 07/15/30	240	214,497
5.13%, 09/15/28	225	232,080
5.20%, 09/15/33	565	590,113
5.50%, 09/15/53	610	610,881
Microsoft Corp.
2.50%, 09/15/50	535	333,684
2.53%, 06/01/50	3,099	1,945,893
2.68%, 06/01/60(a)	1,853	1,099,778
2.92%, 03/17/52	3,119	2,098,367
3.04%, 03/17/62	939	604,021
3.30%, 02/06/27	1,887	1,876,224
3.45%, 08/08/36	900	822,166
3.50%, 02/12/35(a)	445	420,328
3.70%, 08/08/46	849	696,328
4.00%, 02/12/55(a)	335	274,995
4.10%, 02/06/37	533	515,023
4.20%, 11/03/35(a)	610	610,895
4.25%, 02/06/47	555	499,550
4.45%, 11/03/45(a)	350	327,385
4.50%, 02/06/57	600	545,643
5.20%, 06/01/39	480	506,515
5.30%, 02/08/41	430	454,091
Security	Par (000)	Value
Software (continued)
Salesforce Inc.
1.50%, 07/15/28	$515	$484,210
1.95%, 07/15/31	765	679,349
2.70%, 07/15/41	690	506,220
2.90%, 07/15/51(a)	930	606,724
3.05%, 07/15/61	715	446,547
3.70%, 04/11/28(a)	748	745,448
ServiceNow Inc., 1.40%, 09/01/30	780	684,151
		23,747,075
Telecommunications — 0.8%
America Movil SAB de CV
2.88%, 05/07/30	415	390,290
3.63%, 04/22/29	488	477,833
4.38%, 07/16/42	379	335,122
4.38%, 04/22/49	325	278,922
4.70%, 07/21/32	258	259,716
5.00%, 01/20/33	260	264,378
6.13%, 03/30/40	1,372	1,475,949
6.38%, 03/01/35	497	551,278
Cisco Systems Inc.
4.55%, 02/24/28	300	304,325
4.75%, 02/24/30	585	599,361
4.80%, 02/26/27	900	909,984
4.85%, 02/26/29	1,175	1,203,993
4.95%, 02/26/31	1,090	1,126,708
4.95%, 02/24/32	565	582,699
5.05%, 02/26/34	1,095	1,128,893
5.10%, 02/24/35	665	684,228
5.30%, 02/26/54	950	928,813
5.35%, 02/26/64	570	553,600
5.50%, 01/15/40	946	983,809
5.50%, 02/24/55	455	458,908
5.90%, 02/15/39(a)	978	1,060,328
		14,559,137
Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	350	224,824
3.05%, 02/15/51	324	219,281
3.25%, 06/15/27	544	538,975
3.30%, 09/15/51	481	339,466
3.55%, 02/15/50	436	326,092
3.90%, 08/01/46	393	318,850
4.05%, 06/15/48	358	294,323
4.13%, 06/15/47	400	335,126
4.15%, 04/01/45	522	444,578
4.15%, 12/15/48	335	278,491
4.38%, 09/01/42	352	315,436
4.40%, 03/15/42	332	299,666
4.45%, 03/15/43	427	384,881
4.45%, 01/15/53(a)	500	429,245
4.55%, 09/01/44	405	364,621
4.70%, 09/01/45	553	506,825
4.90%, 04/01/44	499	473,961
5.05%, 03/01/41(a)	217	214,630
5.15%, 09/01/43	319	313,751
5.20%, 04/15/54	745	713,150
5.40%, 06/01/41	280	286,425
5.50%, 03/15/55	615	615,934
5.75%, 05/01/40	321	340,054
5.80%, 03/15/56	470	488,235
Schedule of Investments
64

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.15%, 05/01/37	$265	$295,178
Canadian National Railway Co.
2.45%, 05/01/50	205	122,929
3.20%, 08/02/46	346	252,831
3.65%, 02/03/48	301	233,616
3.85%, 08/05/32	395	380,979
4.38%, 09/18/34	430	421,396
4.40%, 08/05/52(a)	345	296,538
4.45%, 01/20/49	356	311,970
6.25%, 08/01/34	370	411,142
CSX Corp.
2.50%, 05/15/51	165	99,593
2.60%, 11/01/26	490	482,887
3.25%, 06/01/27	270	266,865
3.35%, 09/15/49	330	237,129
3.80%, 03/01/28	245	243,800
3.80%, 11/01/46	280	223,915
3.80%, 04/15/50	315	245,404
3.95%, 05/01/50(a)	315	251,736
4.10%, 11/15/32	580	569,495
4.10%, 03/15/44	400	341,498
4.25%, 03/15/29	620	624,034
4.25%, 11/01/66	290	228,315
4.30%, 03/01/48	395	335,513
4.50%, 11/15/52(a)	495	427,911
4.65%, 03/01/68	315	265,046
4.75%, 05/30/42	290	272,749
4.75%, 11/15/48	310	280,414
4.90%, 03/15/55(a)	295	270,682
5.05%, 06/15/35(a)	560	569,267
5.20%, 11/15/33	500	521,390
5.50%, 04/15/41(a)	265	271,797
6.15%, 05/01/37	345	381,016
6.22%, 04/30/40	280	309,129
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	381	332,158
Union Pacific Corp.
2.15%, 02/05/27	205	200,668
2.38%, 05/20/31	460	419,719
2.40%, 02/05/30	365	340,054
2.80%, 02/14/32	735	671,263
2.89%, 04/06/36	310	261,690
2.95%, 03/10/52	430	281,413
2.97%, 09/16/62	585	350,688
3.00%, 04/15/27	265	261,545
3.20%, 05/20/41	500	393,092
3.25%, 02/05/50(a)	805	568,704
3.38%, 02/14/42	230	183,041
3.50%, 02/14/53(a)	660	479,488
3.55%, 08/15/39	215	183,534
3.55%, 05/20/61	345	237,400
3.60%, 09/15/37	155	138,040
3.70%, 03/01/29	300	296,466
3.75%, 02/05/70	436	302,354
3.80%, 10/01/51	520	400,675
3.80%, 04/06/71	440	309,763
3.84%, 03/20/60	955	706,017
3.85%, 02/14/72	185	131,830
3.95%, 09/10/28	805	804,333
3.95%, 08/15/59	325	246,829
4.00%, 04/15/47	260	211,515
Security	Par (000)	Value
Transportation (continued)
4.05%, 03/01/46	$275	$227,878
4.10%, 09/15/67	270	205,222
4.30%, 03/01/49	350	294,855
4.50%, 01/20/33	445	447,324
4.95%, 09/09/52(a)	360	335,418
4.95%, 05/15/53	225	210,028
5.10%, 02/20/35	625	643,623
5.60%, 12/01/54	315	318,344
United Parcel Service Inc.
2.40%, 11/15/26	414	407,911
3.05%, 11/15/27	350	344,760
3.40%, 03/15/29	563	552,970
3.40%, 11/15/46	160	119,477
3.40%, 09/01/49	413	298,931
3.75%, 11/15/47	228	179,109
4.25%, 03/15/49	423	354,872
4.45%, 04/01/30(a)	596	606,359
4.65%, 10/15/30(a)	445	455,168
4.88%, 03/03/33(a)	510	526,225
4.88%, 11/15/40	284	275,690
5.05%, 03/03/53(a)	575	536,544
5.15%, 05/22/34(a)	450	467,543
5.20%, 04/01/40(a)	153	154,666
5.25%, 05/14/35(a)	380	394,354
5.30%, 04/01/50(a)	584	570,814
5.50%, 05/22/54(a)	570	565,498
5.60%, 05/22/64	355	350,194
5.95%, 05/14/55	615	644,744
6.05%, 05/14/65	555	583,843
6.20%, 01/15/38	661	730,949
		40,028,576
Total Long-Term Investments — 98.1% (Cost: $1,751,852,939)		1,699,149,632
	Shares
Short-Term Securities
Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	114,364,845	114,422,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	3,740,000	3,740,000
Total Short-Term Securities — 6.8% (Cost: $118,114,511)		118,162,027
Total Investments — 104.9% (Cost: $1,869,967,450)		1,817,311,659
Liabilities in Excess of Other Assets — (4.9)%		(84,171,787)
Net Assets — 100.0%		$1,733,139,872

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$138,832,419	$—	$(24,382,781)(a)	$(4,767)	$(22,844)	$114,422,027	114,364,845	$294,737 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,680,000	60,000 (a)	—	—	—	3,740,000	3,740,000	373,377	—
				$(4,767)	$(22,844)	$118,162,027		$668,114	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,699,149,632	$—	$1,699,149,632
Short-Term Securities
Money Market Funds	118,162,027	—	—	118,162,027
	$118,162,027	$1,699,149,632	$—	$1,817,311,659
See notes to financial statements.
Schedule of Investments
66

Schedule of Investments
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31	$315	$294,730
3.75%, 02/15/28	245	238,250
4.00%, 02/15/30	286	274,440
4.88%, 01/15/29	210	208,151
5.38%, 11/01/33(a)	240	237,602
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	215	227,119
		1,480,292
Aerospace & Defense — 1.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	389	401,644
ATI Inc.
4.88%, 10/01/29(b)	215	213,884
5.13%, 10/01/31	235	232,995
7.25%, 08/15/30	5	5,250
Moog Inc., 4.25%, 12/15/27(a)	305	301,604
Spirit AeroSystems Inc., 9.38%, 11/30/29(a)	360	378,063
TransDigm Inc.
6.00%, 01/15/33(a)	705	716,198
6.25%, 01/31/34(a)(b)	255	263,542
6.38%, 03/01/29(a)	1,299	1,334,313
6.63%, 03/01/32(a)	1,130	1,168,509
6.75%, 08/15/28(a)	1,171	1,194,100
6.88%, 12/15/30(a)	718	745,437
7.13%, 12/01/31(a)	445	464,253
		7,419,792
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	297	296,344
6.00%, 06/15/30(a)	521	526,573
Turning Point Brands Inc., 7.63%, 03/15/32(a)	205	217,056
		1,039,973
Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27(a)	177	178,990
American Airlines Inc.
7.25%, 02/15/28(a)(b)	391	400,070
8.50%, 05/15/29(a)	475	495,559
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	1,540	1,553,514
		2,628,133
Apparel — 0.5%
Kontoor Brands Inc., 4.13%, 11/15/29(a)	260	247,029
Levi Strauss & Co., 3.50%, 03/01/31(a)	300	278,000
VF Corp.
2.80%, 04/23/27	260	253,108
2.95%, 04/23/30	335	294,515
6.00%, 10/15/33(b)	135	130,072
6.45%, 11/01/37	165	154,074
William Carter Co. (The)
5.63%, 03/15/27(a)(b)	305	305,041
7.38%, 02/15/31(a)	250	248,795
		1,910,634
Auto Manufacturers — 1.9%
Allison Transmission Inc.
3.75%, 01/30/31(a)	555	512,425
4.75%, 10/01/27(a)	230	228,770
5.88%, 06/01/29(a)	262	264,206
Security	Par (000)	Value
Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	$265	$261,278
5.50%, 07/15/29(a)	260	259,786
5.88%, 01/15/28(a)	300	300,141
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	155	141,712
2.75%, 03/09/28(a)	255	239,320
5.30%, 09/13/27(a)	215	214,053
5.55%, 09/13/29(a)	170	168,989
5.63%, 09/29/28(a)	390	389,712
6.13%, 09/30/30(a)	610	604,732
7.05%, 09/15/28(a)	285	296,500
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	1,325	1,298,262
4.81%, 09/17/30(a)	1,245	1,167,705
7.50%, 07/17/30(a)	425	444,733
7.75%, 07/17/32(a)	375	395,972
8.13%, 07/17/35(a)	625	664,720
		7,853,016
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	258	264,084
American Axle & Manufacturing Inc., 6.38%, 10/15/32(a)	425	426,264
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	305	311,398
Dana Inc.
4.25%, 09/01/30(b)	169	166,675
4.50%, 02/15/32(b)	140	137,022
5.38%, 11/15/27	257	256,768
5.63%, 06/15/28	245	244,760
Forvia SE
6.75%, 09/15/33(a)	265	268,808
8.00%, 06/15/30(a)	285	302,738
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	400	420,966
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(d)	225	224,175
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(a)(d)	270	279,713
8.00%, 11/15/32, (8.00% Cash)(a)(d)	250	260,663
Phinia Inc.
6.63%, 10/15/32(a)	280	288,021
6.75%, 04/15/29(a)	280	288,852
Qnity Electronics Inc.
5.75%, 08/15/32(a)	490	498,640
6.25%, 08/15/33(a)	375	385,110
ZF North America Capital Inc.
6.75%, 04/23/30(a)	440	418,844
6.88%, 04/14/28(a)	310	311,907
6.88%, 04/23/32(a)	315	287,513
7.13%, 04/14/30(a)(b)	330	321,246
7.50%, 03/24/31(a)	770	740,424
		7,104,591
Banks — 0.4%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	545	602,974
Popular Inc., 7.25%, 03/13/28	250	262,063
Standard Chartered PLC, 7.01%(a)(c)(e)	390	409,856
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	195	199,554
		1,474,447
67
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(a)	$400	$388,996
Building Materials — 2.8%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	245	241,716
Builders FirstSource Inc.
4.25%, 02/01/32(a)	630	596,071
5.00%, 03/01/30(a)	305	301,932
6.38%, 06/15/32(a)(b)	387	401,070
6.38%, 03/01/34(a)	475	491,921
6.75%, 05/15/35(a)	365	383,233
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	1,362	1,400,178
6.75%, 07/15/31(a)	305	316,732
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	255	253,496
Knife River Corp., 7.75%, 05/01/31(a)	188	196,943
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	390	404,545
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	405	415,713
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	2,018	2,093,094
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	595	593,075
8.88%, 11/15/31(a)	580	610,739
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	610	622,046
Standard Industries Inc./New York
3.38%, 01/15/31(a)	604	550,059
4.38%, 07/15/30(a)	715	689,586
4.75%, 01/15/28(a)	570	568,150
6.50%, 08/15/32(a)	384	394,753
		11,525,052
Chemicals — 3.4%
Ashland Inc.
3.38%, 09/01/31(a)	280	249,588
6.88%, 05/15/43(b)	138	143,372
Avient Corp.
6.25%, 11/01/31(a)	355	362,440
7.13%, 08/01/30(a)	360	370,517
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	270	283,084
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	370	352,024
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	265	264,353
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	360	356,994
6.67%, 07/15/27	837	859,203
6.75%, 04/15/33(b)	510	502,205
6.83%, 07/15/29(b)	360	367,682
6.85%, 11/15/28	525	543,805
6.88%, 07/15/32(b)	550	552,636
7.05%, 11/15/30	495	503,725
7.20%, 11/15/33(b)	490	502,419
Element Solutions Inc., 3.88%, 09/01/28(a)	410	396,798
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	370	359,076
HB Fuller Co.
4.00%, 02/15/27	205	202,016
4.25%, 10/15/28(b)	175	170,219
Huntsman International LLC
2.95%, 06/15/31	210	170,345
4.50%, 05/01/29	335	309,704
Security	Par (000)	Value
Chemicals (continued)
5.70%, 10/15/34(b)	$195	$170,161
INEOS Finance PLC
6.75%, 05/15/28(a)	220	207,485
7.50%, 04/15/29(a)	370	344,523
Ingevity Corp., 3.88%, 11/01/28(a)(b)	315	303,531
Methanex Corp.
5.13%, 10/15/27	330	330,788
5.25%, 12/15/29(b)	370	368,923
5.65%, 12/01/44(b)	145	126,161
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	320	325,528
Minerals Technologies Inc., 5.00%, 07/01/28(a)	240	237,197
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	336	326,995
5.25%, 06/01/27(a)	575	576,302
7.00%, 12/01/31(a)(b)	250	265,193
8.50%, 11/15/28(a)	115	120,559
9.00%, 02/15/30(a)	192	205,320
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	200	178,167
Olin Corp.
5.00%, 02/01/30(b)	268	260,631
5.63%, 08/01/29(b)	328	328,883
6.63%, 04/01/33(a)	320	316,889
SNF Group SACA
3.13%, 03/15/27(a)	145	141,546
3.38%, 03/15/30(a)	205	189,621
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)	520	520,416
		13,667,024
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	155	164,036
SunCoke Energy Inc., 4.88%, 06/30/29(a)	292	272,634
		436,670
Commercial Services — 5.0%
ADT Security Corp., 5.88%, 10/15/33(a)(b)	505	512,296
ADT Security Corp. (The)
4.13%, 08/01/29(a)	515	498,722
4.88%, 07/15/32(a)	396	383,478
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	220	220,186
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	745	768,901
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	224	212,278
6.50%, 01/15/31(a)(b)	200	200,481
APi Group DE Inc.
4.13%, 07/15/29(a)	210	202,693
4.75%, 10/15/29(a)	192	188,136
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	610	618,032
Block Inc.
3.50%, 06/01/31(b)	515	479,510
5.63%, 08/15/30(a)	590	598,914
6.00%, 08/15/33(a)	475	485,686
6.50%, 05/15/32	1,032	1,070,756
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	975	1,035,811
Brink's Co. (The)
4.63%, 10/15/27(a)	300	297,972
6.50%, 06/15/29(a)	200	206,161
6.75%, 06/15/32(a)	255	264,803
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)	441	424,707
CoreCivic Inc., 8.25%, 04/15/29(b)	200	210,621
Schedule of Investments
68

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Dcli Bidco LLC, 7.75%, 11/15/29(a)	$289	$293,747
Deluxe Corp., 8.13%, 09/15/29(a)	275	288,095
GEO Group Inc. (The), 8.63%, 04/15/29	250	263,829
Grand Canyon University, 5.13%, 10/01/28	215	212,946
Herc Holdings Inc.
5.50%, 07/15/27(a)	511	510,872
6.63%, 06/15/29(a)	445	459,536
7.00%, 06/15/30(a)	795	832,110
7.25%, 06/15/33(a)(b)	605	637,853
Korn Ferry, 4.63%, 12/15/27(a)	245	243,066
OT Midco Inc., 10.00%, 02/15/30(a)	315	184,283
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	555	540,495
Service Corp. International/U.S.
3.38%, 08/15/30(b)	419	389,360
4.00%, 05/15/31	453	429,065
4.63%, 12/15/27	260	259,277
5.13%, 06/01/29	324	324,156
5.75%, 10/15/32	425	431,185
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)	865	893,401
TriNet Group Inc.
3.50%, 03/01/29(a)	295	277,028
7.13%, 08/15/31(a)(b)	250	259,387
United Rentals North America Inc.
3.75%, 01/15/32	392	364,690
3.88%, 11/15/27	438	432,228
3.88%, 02/15/31	525	498,424
4.00%, 07/15/30	418	401,432
4.88%, 01/15/28	799	798,398
5.25%, 01/15/30(b)	357	359,470
5.50%, 05/15/27	140	140,123
6.13%, 03/15/34(a)	530	553,048
WEX Inc., 6.50%, 03/15/33(a)	265	271,007
		20,428,655
Computers — 1.1%
ASGN Inc., 4.63%, 05/15/28(a)	330	324,102
CACI International Inc., 6.38%, 06/15/33(a)	550	571,846
Crane NXT Co., 4.20%, 03/15/48	130	92,217
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	280	266,793
Insight Enterprises Inc., 6.63%, 05/15/32(a)	286	292,710
KBR Inc., 4.75%, 09/30/28(a)	149	146,483
NCR Atleos Corp., 9.50%, 04/01/29(a)	639	690,072
Science Applications International Corp.
4.88%, 04/01/28(a)	225	223,259
5.88%, 11/01/33(a)(b)	290	289,147
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	259	251,963
5.75%, 12/01/34(a)(b)	193	197,277
5.88%, 07/15/30(a)	210	215,156
8.25%, 12/15/29(a)(b)	225	239,053
8.50%, 07/15/31(a)	154	163,912
9.63%, 12/01/32(a)	368	419,479
		4,383,469
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	285	270,681
5.50%, 06/01/28(a)(b)	415	414,418
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	380	371,707
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.90%, 12/15/44	$175	$144,534
6.13%, 09/30/32	355	357,997
Prestige Brands Inc.
3.75%, 04/01/31(a)	325	301,511
5.13%, 01/15/28(a)	230	229,278
		2,090,126
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	255	243,310
4.00%, 01/15/28(a)	385	379,555
RB Global Holdings Inc.
6.75%, 03/15/28(a)	314	320,612
7.75%, 03/15/31(a)	360	375,706
Resideo Funding Inc.
4.00%, 09/01/29(a)	180	171,675
6.50%, 07/15/32(a)	340	348,020
		1,838,878
Diversified Financial Services — 7.5%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	280	280,649
6.70%, 02/14/33(b)	282	294,007
Azorra Finance Ltd.
7.25%, 01/15/31(a)	330	345,168
7.75%, 04/15/30(a)	295	311,010
Bread Financial Holdings Inc.
6.75%, 05/15/31(a)	80	80,547
9.75%, 03/15/29(a)	280	298,870
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	200	198,646
6.88%, 04/15/30(a)	240	238,787
7.50%, 07/15/33(a)	265	261,630
9.25%, 07/01/31(a)	280	289,797
Coinbase Global Inc.
3.38%, 10/01/28(a)	480	456,563
3.63%, 10/01/31(a)(b)	380	339,633
Credit Acceptance Corp.
6.63%, 03/15/30(a)	280	279,866
9.25%, 12/15/28(a)	295	309,370
Encore Capital Group Inc.
6.63%, 04/15/31(a)	275	272,907
8.50%, 05/15/30(a)	255	268,525
9.25%, 04/01/29(a)	260	272,952
EZCORP Inc., 7.38%, 04/01/32(a)	205	216,531
GGAM Finance Ltd.
5.88%, 03/15/30(a)	225	227,531
6.88%, 04/15/29(a)	220	228,236
8.00%, 02/15/27(a)	210	214,475
8.00%, 06/15/28(a)	358	379,709
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	600	617,724
goeasy Ltd.
6.88%, 05/15/30(a)	215	211,305
6.88%, 02/15/31(a)(b)	255	249,197
7.38%, 10/01/30(a)	230	229,487
7.63%, 07/01/29(a)(b)	337	339,441
9.25%, 12/01/28(a)	183	189,707
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	280	272,094
6.13%, 11/01/32(a)(b)	805	819,149
6.75%, 05/01/33(a)	1,005	1,048,386
7.13%, 04/30/31(a)	677	710,422
69
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	$520	$492,376
6.63%, 10/15/31(a)	250	246,317
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	275	285,107
9.50%, 02/15/29(a)	230	242,368
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	255	239,700
6.50%, 05/01/28(a)	505	496,031
Navient Corp.
4.88%, 03/15/28	266	260,161
5.00%, 03/15/27	335	333,024
5.50%, 03/15/29	400	392,813
5.63%, 08/01/33	315	285,180
7.88%, 06/15/32(b)	250	258,281
9.38%, 07/25/30	263	288,955
11.50%, 03/15/31	223	249,503
OneMain Finance Corp.
3.50%, 01/15/27	317	311,864
3.88%, 09/15/28	350	337,725
4.00%, 09/15/30	411	382,225
5.38%, 11/15/29	380	376,991
6.13%, 05/15/30	365	369,292
6.50%, 03/15/33	410	409,174
6.63%, 01/15/28	415	425,539
6.63%, 05/15/29	435	447,336
6.75%, 03/15/32	290	294,298
7.13%, 11/15/31	370	383,403
7.13%, 09/15/32	400	412,848
7.50%, 05/15/31(b)	345	360,364
7.88%, 03/15/30	330	347,800
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	290	281,576
5.75%, 09/15/31(a)	305	304,269
6.75%, 02/15/34(a)	325	333,120
6.88%, 05/15/32(a)	425	443,313
6.88%, 02/15/33(a)	445	460,325
7.13%, 11/15/30(a)	295	308,858
7.88%, 12/15/29(a)	290	308,169
PRA Group Inc.
5.00%, 10/01/29(a)(b)	184	167,392
8.38%, 02/01/28(a)	250	253,783
8.88%, 01/31/30(a)(b)	302	306,440
Rocket Companies Inc.
6.13%, 08/01/30(a)	1,055	1,088,236
6.38%, 08/01/33(a)(b)	1,000	1,041,730
6.50%, 08/01/29(a)	350	363,032
7.13%, 02/01/32(a)	450	472,459
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	419	402,536
3.88%, 03/01/31(a)	660	620,431
4.00%, 10/15/33(a)(b)	442	407,033
SLM Corp.
3.13%, 11/02/26	189	185,697
6.50%, 01/31/30	305	316,231
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	330	341,419
StoneX Group Inc., 7.88%, 03/01/31(a)	310	328,320
Synchrony Financial, 7.25%, 02/02/33(b)	380	402,813
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	372	366,362
5.75%, 06/15/27(a)	285	285,486
Security	Par (000)	Value
Diversified Financial Services (continued)
UWM Holdings LLC
6.25%, 03/15/31(a)	$500	$499,100
6.63%, 02/01/30(a)	443	451,322
		30,420,448
Electric — 5.0%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(c)	240	232,197
7.60%, 01/15/55, (5-year CMT + 3.20%)(c)	440	449,135
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(c)	337	330,654
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	155	150,083
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	320	323,316
Calpine Corp.
3.75%, 03/01/31(a)	419	402,219
4.50%, 02/15/28(a)	606	604,522
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	480	444,499
3.75%, 01/15/32(a)	230	208,270
4.75%, 03/15/28(a)	460	457,425
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	300	309,000
DPL LLC, 4.35%, 04/15/29	178	174,825
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(c)	270	277,888
8.13%, 06/15/53, (5-year CMT + 3.86%)(c)	284	293,107
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(c)(e)	750	868,649
EUSHI Finance Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(c)	375	373,332
7.63%, 12/15/54, (5-year CMT + 3.14%)(c)	290	304,923
Hawaiian Electric Co. Inc., 6.00%, 10/01/33(a)	305	308,358
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	240	229,086
Lightning Power LLC, 7.25%, 08/15/32(a)	784	830,458
NRG Energy Inc.
3.38%, 02/15/29(a)	305	290,042
3.63%, 02/15/31(a)	595	555,424
3.88%, 02/15/32(a)	292	270,998
5.25%, 06/15/29(a)	405	406,755
5.75%, 01/15/28	365	366,295
5.75%, 07/15/29(a)	439	440,661
5.75%, 01/15/34(a)	535	538,772
6.00%, 02/01/33(a)	505	515,141
6.00%, 01/15/36(a)	1,110	1,129,106
6.25%, 11/01/34(a)(b)	481	495,240
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	305	320,411
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	379	369,534
PG&E Corp.
5.00%, 07/01/28	511	507,437
5.25%, 07/01/30	572	566,054
7.38%, 03/15/55, (5-year CMT + 3.88%)(c)	750	771,394
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	579	614,396
TransAlta Corp.
6.50%, 03/15/40	115	116,612
7.75%, 11/15/29	145	150,991
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	710	697,132
5.00%, 07/31/27(a)	465	465,252
Schedule of Investments
70

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.63%, 02/15/27(a)	$480	$480,156
6.88%, 04/15/32(a)	559	587,141
7.75%, 10/15/31(a)	698	740,741
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	84	82,761
4.50%, 09/15/27(a)(b)	258	252,340
7.25%, 01/15/29(a)(b)	315	324,030
8.38%, 01/15/31(a)(b)	425	444,668
8.63%, 03/15/33(a)	465	487,886
		20,559,316
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27(a)	176	173,789
6.63%, 01/15/32(a)	175	179,868
WESCO Distribution Inc.
6.38%, 03/15/29(a)	488	504,187
6.38%, 03/15/33(a)	402	419,940
6.63%, 03/15/32(a)	436	455,707
7.25%, 06/15/28(a)	395	400,508
		2,133,999
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)	245	231,643
Coherent Corp., 5.00%, 12/15/29(a)	547	541,148
Imola Merger Corp., 4.75%, 05/15/29(a)	1,045	1,030,062
Sensata Technologies BV
4.00%, 04/15/29(a)	500	487,269
5.88%, 09/01/30(a)	260	262,522
Sensata Technologies Inc.
3.75%, 02/15/31(a)	409	380,157
4.38%, 02/15/30(a)	232	223,717
6.63%, 07/15/32(a)	230	239,434
TTM Technologies Inc., 4.00%, 03/01/29(a)	285	275,233
		3,671,185
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	395	378,926
5.00%, 01/31/28(a)	372	370,626
		749,552
Engineering & Construction — 0.8%
AECOM, 6.00%, 08/01/33(a)	645	661,938
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	150	153,973
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	298	291,977
Fluor Corp., 4.25%, 09/15/28	310	307,823
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)	230	229,913
7.50%, 04/15/32(a)	150	157,058
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	460	476,981
TopBuild Corp.
3.63%, 03/15/29(a)	245	236,249
4.13%, 02/15/32(a)	260	244,877
5.63%, 01/31/34(a)	395	396,602
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	260	253,931
		3,411,322
Entertainment — 3.1%
Brightstar Lottery PLC
5.25%, 01/15/29(a)	425	423,935
6.25%, 01/15/27(a)	220	222,179
Security	Par (000)	Value
Entertainment (continued)
Caesars Entertainment Inc.
6.50%, 02/15/32(a)	$808	$814,728
7.00%, 02/15/30(a)	947	974,386
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	290	282,965
4.75%, 10/15/27(a)	500	498,394
6.50%, 05/15/27(a)	560	564,791
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	510	460,397
4.63%, 04/06/31(a)	195	166,235
8.45%, 07/27/30(a)	215	217,959
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)	475	482,325
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	230	227,818
Vail Resorts Inc.
5.63%, 07/15/30(a)	270	273,464
6.50%, 05/15/32(a)	345	358,228
Voyager Parent LLC, 9.25%, 07/01/32(a)	940	985,480
Warnermedia Holdings Inc.
3.76%, 03/15/27	610	603,863
4.05%, 03/15/29	510	495,230
4.28%, 03/15/32	1,400	1,282,313
5.05%, 03/15/42	2,100	1,685,733
5.14%, 03/15/52	480	364,800
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	405	404,887
6.25%, 03/15/33(a)	405	411,489
7.13%, 02/15/31(a)	500	536,937
		12,738,536
Environmental Control — 0.6%
Clean Harbors Inc.
5.13%, 07/15/29(a)	202	201,473
5.75%, 10/15/33(a)(b)	243	248,345
6.38%, 02/01/31(a)	289	296,086
GFL Environmental Inc.
4.00%, 08/01/28(a)	430	420,648
4.38%, 08/15/29(a)	280	273,837
4.75%, 06/15/29(a)	355	351,252
6.75%, 01/15/31(a)	494	516,786
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	250	260,993
		2,569,420
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	675	643,314
4.63%, 01/15/27(a)	525	523,905
4.88%, 02/15/30(a)	470	464,154
5.50%, 03/31/31(a)	360	362,845
5.75%, 03/31/34(a)	400	401,762
5.88%, 02/15/28(a)	345	345,428
6.25%, 03/15/33(a)	320	328,939
6.50%, 02/15/28(a)	399	406,311
Ingles Markets Inc., 4.00%, 06/15/31(a)	199	186,173
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	505	487,749
4.38%, 01/31/32(a)	392	373,701
4.88%, 05/15/28(a)	271	271,509
71
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Performance Food Group Inc.
4.25%, 08/01/29(a)	$579	$564,668
5.50%, 10/15/27(a)	460	460,098
6.13%, 09/15/32(a)	538	552,364
Pilgrim's Pride Corp.
3.50%, 03/01/32	483	442,693
4.25%, 04/15/31	290	280,688
6.25%, 07/01/33	455	485,159
6.88%, 05/15/34	290	321,089
Post Holdings Inc., 6.25%, 02/15/32(a)	550	565,340
Safeway Inc., 7.25%, 02/01/31	162	175,084
U.S. Foods Inc.
4.63%, 06/01/30(a)	292	286,547
4.75%, 02/15/29(a)	450	445,022
5.75%, 04/15/33(a)	270	273,555
6.88%, 09/15/28(a)	175	180,482
7.25%, 01/15/32(a)	305	319,997
		10,148,576
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(c)	480	492,065
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	411	390,353
4.63%, 07/15/28(a)	795	782,226
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(c)	255	262,580
Hologic Inc.
3.25%, 02/15/29(a)	460	454,066
4.63%, 02/01/28(a)	225	224,475
Medline Borrower LP, 3.88%, 04/01/29(a)	2,311	2,244,689
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	762	783,910
Teleflex Inc.
4.25%, 06/01/28(a)	277	271,399
4.63%, 11/15/27	298	296,468
		5,710,166
Health Care - Services — 3.2%
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	285	273,244
4.00%, 03/15/31(a)	250	235,688
4.25%, 05/01/28(a)	298	294,618
DaVita Inc.
3.75%, 02/15/31(a)	789	724,398
4.63%, 06/01/30(a)	1,374	1,326,811
6.75%, 07/15/33(a)	455	471,761
6.88%, 09/01/32(a)(b)	469	485,851
Encompass Health Corp.
4.50%, 02/01/28	402	398,947
4.63%, 04/01/31	190	185,351
4.75%, 02/01/30	440	435,366
IQVIA Inc.
5.00%, 05/15/27(a)	470	469,850
6.25%, 06/01/32(a)	900	938,039
6.50%, 05/15/30(a)	220	228,481
Molina Healthcare Inc.
3.88%, 11/15/30(a)	338	311,778
3.88%, 05/15/32(a)(b)	380	342,624
4.38%, 06/15/28(a)	355	345,775
6.25%, 01/15/33(a)(b)	425	427,777
Security	Par (000)	Value
Health Care - Services (continued)
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	$255	$253,439
Tenet Healthcare Corp.
4.25%, 06/01/29	714	698,058
4.38%, 01/15/30	710	692,942
4.63%, 06/15/28	268	266,926
5.13%, 11/01/27	730	729,187
6.13%, 06/15/30	1,083	1,103,079
6.75%, 05/15/31(b)	693	718,974
Toledo Hospital (The)
4.98%, 11/15/45(b)	165	141,237
6.02%, 11/15/48	215	207,346
Series B, 5.33%, 11/15/28	149	152,282
		12,859,829
Holding Companies - Diversified — 0.2%
Prospect Capital Corp.
3.36%, 11/15/26(b)	125	121,080
3.44%, 10/15/28	205	184,431
Stena International SA
7.25%, 01/15/31(a)	445	454,294
7.63%, 02/15/31(a)	220	225,367
		985,172
Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	165	155,983
4.63%, 04/01/30(a)	200	188,270
6.88%, 08/01/33(a)	235	235,206
Century Communities Inc.
3.88%, 08/15/29(a)	253	237,235
6.63%, 09/15/33(a)	250	249,259
Dream Finders Homes Inc.
6.88%, 09/15/30(a)	205	204,043
8.25%, 08/15/28(a)	115	118,626
Forestar Group Inc.
5.00%, 03/01/28(a)	155	154,651
6.50%, 03/15/33(a)	305	312,448
Installed Building Products Inc., 5.75%, 02/01/28(a)	170	169,921
KB Home
4.00%, 06/15/31(b)	232	219,036
4.80%, 11/15/29	203	201,391
6.88%, 06/15/27	85	86,664
7.25%, 07/15/30	129	132,916
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	173	155,372
7.00%, 11/15/32(a)(b)	205	196,726
8.75%, 12/15/28(a)	206	214,239
M/I Homes Inc.
3.95%, 02/15/30	140	133,324
4.95%, 02/01/28	240	239,236
Mattamy Group Corp.
4.63%, 03/01/30(a)	345	334,667
5.25%, 12/15/27(a)	265	263,970
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	260	257,454
4.75%, 04/01/29	165	161,482
STL Holding Co. LLC, 8.75%, 02/15/29(a)	168	176,153
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	310	309,591
5.75%, 01/15/28(a)	195	197,848
5.88%, 06/15/27(a)	234	236,337
Thor Industries Inc., 4.00%, 10/15/29(a)	275	261,680
Schedule of Investments
72

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Tri Pointe Homes Inc.
5.25%, 06/01/27	$112	$112,431
5.70%, 06/15/28	210	211,939
		6,128,098
Home Furnishings — 0.7%
Somnigroup International Inc.
3.88%, 10/15/31(a)	430	397,307
4.00%, 04/15/29(a)	418	402,556
Whirlpool Corp.
2.40%, 05/15/31	165	137,212
4.50%, 06/01/46(b)	230	174,253
4.60%, 05/15/50	220	163,868
4.70%, 05/14/32	170	155,735
4.75%, 02/26/29(b)	355	349,921
5.15%, 03/01/43	105	87,896
5.50%, 03/01/33	135	126,851
5.75%, 03/01/34	135	129,036
6.13%, 06/15/30	335	331,709
6.50%, 06/15/33(b)	315	307,326
		2,763,670
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	276	262,196
4.13%, 04/30/31(a)	226	211,622
5.13%, 02/01/28	139	138,781
		612,599
Insurance — 0.8%
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(c)	280	285,949
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	426	438,780
Assurant Inc., 7.00%, 03/27/48(b)(c)	220	226,007
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.80%)(a)(c)	107	104,210
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(c)	232	242,555
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.32%)(a)(c)	220	215,040
4.30%, 02/01/61(a)	290	186,146
7.80%, 03/07/87(a)	215	246,207
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	240	244,769
Ryan Specialty LLC
4.38%, 02/01/30(a)	225	219,955
5.88%, 08/01/32(a)	660	671,010
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(b)(c)(e)	145	143,759
		3,224,387
Internet — 2.0%
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)(b)	340	324,688
Gen Digital Inc.
6.25%, 04/01/33(a)	495	509,574
6.75%, 09/30/27(a)	426	432,600
7.13%, 09/30/30(a)(b)	350	361,211
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	410	390,400
5.25%, 12/01/27(a)	360	359,591
Match Group Holdings II LLC
3.63%, 10/01/31(a)	290	262,874
4.13%, 08/01/30(a)	256	240,950
Security	Par (000)	Value
Internet (continued)
4.63%, 06/01/28(a)	$245	$241,470
5.00%, 12/15/27(a)	241	240,149
5.63%, 02/15/29(a)	170	169,625
6.13%, 09/15/33(a)	390	392,619
Rakuten Group Inc.
9.75%, 04/15/29(a)	1,020	1,144,062
11.25%, 02/15/27(a)	805	869,296
Snap Inc.
6.88%, 03/01/33(a)	770	787,437
6.88%, 03/15/34(a)	300	305,369
Wayfair LLC
7.25%, 10/31/29(a)	405	418,798
7.75%, 09/15/30(a)(b)	355	374,483
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	235	220,948
		8,046,144
Iron & Steel — 1.6%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	305	305,513
Carpenter Technology Corp.
6.38%, 07/15/28(b)	132	132,580
7.63%, 03/15/30(b)	120	123,627
Champion Iron Canada Inc., 7.88%, 07/15/32(a)	285	298,801
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)	183	178,835
4.88%, 03/01/31(a)	201	190,017
6.75%, 04/15/30(a)	388	396,600
6.88%, 11/01/29(a)	380	390,224
7.00%, 03/15/32(a)(b)	739	755,622
7.38%, 05/01/33(a)(b)	430	444,869
7.50%, 09/15/31(a)(b)	385	403,029
7.63%, 01/15/34(a)(b)	591	614,440
Commercial Metals Co.
3.88%, 02/15/31(b)	200	186,726
4.13%, 01/15/30	175	168,626
4.38%, 03/15/32	165	155,951
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	325	336,458
8.00%, 11/01/27(a)	215	219,585
8.50%, 05/01/30(a)(b)	295	307,546
9.25%, 10/01/28(a)(b)	467	489,652
U.S. Steel Corp.
6.65%, 06/01/37	137	142,766
6.88%, 03/01/29(b)	228	230,229
		6,471,696
Leisure Time — 1.7%
Acushnet Co., 7.38%, 10/15/28(a)	140	145,237
Amer Sports Co., 6.75%, 02/16/31(a)(b)	440	458,019
Carnival Corp.
5.13%, 05/01/29(a)	408	413,044
5.75%, 03/15/30(a)	490	504,712
5.75%, 08/01/32(a)	1,420	1,458,741
5.88%, 06/15/31(a)	420	433,146
6.00%, 05/01/29(a)	730	740,950
6.13%, 02/15/33(a)	1,000	1,031,170
Life Time Inc., 6.00%, 11/15/31(a)	310	314,356
Viking Cruises Ltd.
5.88%, 10/15/33(a)	202	205,347
7.00%, 02/15/29(a)	250	251,414
9.13%, 07/15/31(a)	350	374,972
73
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	$224	$223,779
VOC Escrow Ltd., 5.00%, 02/15/28(a)	378	376,951
		6,931,838
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27	525	522,234
4.75%, 06/15/31(a)	487	468,927
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	335	346,826
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	800	737,015
3.75%, 05/01/29(a)	338	326,933
4.00%, 05/01/31(a)	644	612,016
4.88%, 01/15/30	521	520,248
5.75%, 05/01/28(a)(b)	165	165,184
5.75%, 09/15/33(a)	450	458,438
5.88%, 04/01/29(a)	330	336,868
5.88%, 03/15/33(a)	463	474,588
6.13%, 04/01/32(a)	185	190,902
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)	493	500,286
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	175	175,127
MGM Resorts International
4.75%, 10/15/28(b)	428	425,124
5.50%, 04/15/27	270	271,443
6.13%, 09/15/29	445	453,057
6.50%, 04/15/32(b)	397	403,098
Travel & Leisure Co., 4.63%, 03/01/30(a)	189	183,240
Travel + Leisure Co.
4.50%, 12/01/29(a)	370	360,218
6.00%, 04/01/27	145	147,035
6.13%, 09/01/33(a)	280	283,054
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	310	304,702
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	500	500,926
		9,167,489
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(a)	225	217,464
BWX Technologies Inc.
4.13%, 06/30/28(a)	233	227,605
4.13%, 04/15/29(a)	243	236,905
Chart Industries Inc., 7.50%, 01/01/30(a)	700	730,031
Esab Corp., 6.25%, 04/15/29(a)	380	388,878
Mueller Water Products Inc., 4.00%, 06/15/29(a)	265	255,984
Terex Corp.
5.00%, 05/15/29(a)	347	340,558
6.25%, 10/15/32(a)(b)	410	415,820
		2,813,245
Manufacturing — 1.0%
Amsted Industries Inc.
4.63%, 05/15/30(a)	224	219,213
6.38%, 03/15/33(a)	295	305,306
Axon Enterprise Inc.
6.13%, 03/15/30(a)	506	519,681
6.25%, 03/15/33(a)	385	397,938
Enpro Inc., 6.13%, 06/01/33(a)	269	275,178
Entegris Inc.
3.63%, 05/01/29(a)(b)	223	212,023
Security	Par (000)	Value
Manufacturing (continued)
4.38%, 04/15/28(a)	$190	$186,827
4.75%, 04/15/29(a)	824	818,903
5.95%, 06/15/30(a)(b)	473	480,208
Hillenbrand Inc.
3.75%, 03/01/31	140	140,379
6.25%, 02/15/29(b)	265	272,255
Trinity Industries Inc., 7.75%, 07/15/28(a)	210	217,664
		4,045,575
Media — 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	898	812,796
4.25%, 01/15/34(a)(b)	679	570,172
4.50%, 08/15/30(a)	805	754,618
4.50%, 05/01/32(b)	859	764,003
4.50%, 06/01/33(a)(b)	570	494,188
4.75%, 03/01/30(a)	915	870,042
4.75%, 02/01/32(a)(b)	395	357,601
5.00%, 02/01/28(a)(b)	842	833,549
5.13%, 05/01/27(a)	1,025	1,019,091
5.38%, 06/01/29(a)	391	385,887
6.38%, 09/01/29(a)	514	518,045
7.38%, 03/01/31(a)(b)	387	392,820
Directv Financing LLC, 8.88%, 02/01/30(a)	1,175	1,168,068
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	756	756,036
10.00%, 02/15/31(a)	1,035	1,030,739
Discovery Communications LLC
3.63%, 05/15/30	475	439,612
3.95%, 03/20/28	710	695,694
4.13%, 05/15/29	280	270,861
5.00%, 09/20/37	240	203,040
6.35%, 06/01/40	255	228,760
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	585	575,809
5.63%, 07/15/27(a)	812	811,667
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(c)	345	338,100
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(c)	545	536,847
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	803	728,554
4.00%, 07/15/28(a)	970	942,764
4.13%, 07/01/30(a)(b)	752	707,796
5.00%, 08/01/27(a)	729	727,308
5.50%, 07/01/29(a)(b)	699	699,979
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	667	635,424
TEGNA Inc.
4.63%, 03/15/28	525	518,176
5.00%, 09/15/29(b)	589	584,594
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	485	450,752
5.50%, 05/15/29(a)	705	692,050
VZ Secured Financing BV
5.00%, 01/15/32(a)	805	731,356
7.50%, 01/15/33(a)	275	280,226
Ziggo BV, 4.88%, 01/15/30(a)	550	519,117
		23,046,141
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	175	174,571
Schedule of Investments
74

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
6.38%, 06/15/30(a)	$295	$300,527
Vallourec SACA, 7.50%, 04/15/32(a)	377	400,703
		875,801
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	265	257,936
7.13%, 03/15/31(a)	380	401,637
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	245	251,159
6.38%, 09/15/32(a)	270	279,411
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	321	341,014
Constellium SE
3.75%, 04/15/29(a)	260	248,241
5.63%, 06/15/28(a)	195	194,584
6.38%, 08/15/32(a)	205	210,850
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)	427	413,281
4.50%, 09/15/27(a)	350	348,602
5.88%, 04/15/30(a)	195	201,191
6.13%, 04/15/32(a)(b)	267	278,609
Novelis Corp.
3.88%, 08/15/31(a)	419	383,938
4.75%, 01/30/30(a)	780	753,931
6.38%, 08/15/33(a)	370	374,875
6.88%, 01/30/30(a)(b)	317	329,059
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	220	229,900
		5,498,218
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(a)(b)	135	138,032
Zebra Technologies Corp., 6.50%, 06/01/32(a)	302	312,978
		451,010
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29	189	184,747
Oil & Gas — 5.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	248	247,273
6.63%, 10/15/32(a)	355	362,028
6.63%, 07/15/33(a)	270	274,827
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	336	330,854
8.50%, 04/30/30(a)(b)	365	374,178
California Resources Corp.
7.00%, 01/15/34(a)(b)	200	199,110
8.25%, 06/15/29(a)	430	447,313
Chord Energy Corp.
6.00%, 10/01/30(a)	390	390,928
6.75%, 03/15/33(a)(b)	410	418,684
Civitas Resources Inc.
8.38%, 07/01/28(a)(b)	549	567,245
8.63%, 11/01/30(a)	545	563,444
8.75%, 07/01/31(a)(b)	700	719,638
9.63%, 06/15/33(a)(b)	390	418,407
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	190	190,763
7.25%, 03/01/32(a)	340	354,499
7.38%, 01/15/31(a)	295	305,355
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	533	503,410
Security	Par (000)	Value
Oil & Gas (continued)
7.63%, 04/01/32(a)(b)	$518	$502,224
8.38%, 01/15/34(a)	335	327,653
9.25%, 02/15/28(a)(b)	250	258,333
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	280	297,259
Energean PLC, 6.50%, 04/30/27(a)	135	134,662
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	227	222,757
6.00%, 04/15/30(a)	223	217,461
6.00%, 02/01/31(a)	292	276,472
6.25%, 11/01/28(a)	288	288,484
6.25%, 04/15/32(a)	279	264,882
6.88%, 05/15/34(a)	272	258,399
7.25%, 02/15/35(a)	531	511,501
8.38%, 11/01/33(a)	315	325,851
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	390	408,897
Matador Resources Co.
6.25%, 04/15/33(a)	420	419,379
6.50%, 04/15/32(a)	446	450,110
6.88%, 04/15/28(a)	281	286,354
MEG Energy Corp., 5.88%, 02/01/29(a)	258	258,195
Murphy Oil Corp.
5.88%, 12/01/42	155	131,937
6.00%, 10/01/32(b)	345	340,015
Noble Finance II LLC, 8.00%, 04/15/30(a)	746	774,231
Parkland Corp.
4.50%, 10/01/29(a)	273	263,528
4.63%, 05/01/30(a)(b)	330	320,157
5.88%, 07/15/27(a)	215	214,706
6.63%, 08/15/32(a)	161	164,366
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	383	380,220
7.88%, 09/15/30(a)(b)	270	271,223
9.88%, 03/15/30(a)	430	455,858
Permian Resources Operating LLC
5.88%, 07/01/29(a)	275	275,240
6.25%, 02/01/33(a)	525	534,151
7.00%, 01/15/32(a)	595	617,285
8.00%, 04/15/27(a)	170	172,341
9.88%, 07/15/31(a)	93	100,828
Range Resources Corp.
4.75%, 02/15/30(a)	293	286,708
8.25%, 01/15/29	175	178,526
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	340	347,819
SM Energy Co.
6.50%, 07/15/28	200	201,774
6.63%, 01/15/27	193	193,125
6.75%, 08/01/29(a)	360	359,248
7.00%, 08/01/32(a)	345	337,501
Sunoco LP
5.63%, 03/15/31(a)	510	510,329
5.88%, 03/15/34(a)	505	504,917
6.25%, 07/01/33(a)	505	515,664
7.00%, 05/01/29(a)	365	379,411
7.25%, 05/01/32(a)	361	380,589
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	392	384,373
4.50%, 04/30/30	413	400,073
5.88%, 03/15/28	115	115,191
6.00%, 04/15/27	235	235,359
7.00%, 09/15/28(a)	303	312,484
75
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valaris Ltd., 8.38%, 04/30/30(a)	$596	$621,573
		23,657,579
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	237	238,009
6.63%, 09/01/32(a)	409	420,347
6.88%, 04/01/27(a)	115	115,375
Bristow Group Inc., 6.88%, 03/01/28(a)	160	159,976
Enerflex Ltd., 9.00%, 10/15/27(a)	166	169,407
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)(b)	195	206,134
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	372	381,203
6.75%, 10/01/35(a)	365	375,882
7.25%, 02/15/29(a)	369	383,181
Oceaneering International Inc., 6.00%, 02/01/28	210	211,800
TGS ASA, 8.50%, 01/15/30(a)	310	321,005
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	421	422,616
7.13%, 03/15/29(a)	510	526,748
WBI Operating LLC
6.25%, 10/15/30(a)	425	424,596
6.50%, 10/15/33(a)	300	299,961
Weatherford International Ltd., 6.75%, 10/15/33(a)	550	562,079
		5,218,319
Packaging & Containers — 1.9%
Ball Corp.
2.88%, 08/15/30(b)	677	618,978
3.13%, 09/15/31(b)	480	437,408
5.50%, 09/15/33	390	394,739
6.00%, 06/15/29	480	491,738
6.88%, 03/15/28	280	284,877
Cascades Inc./Cascades USA Inc.
5.38%, 01/15/28(a)	240	239,741
6.75%, 07/15/30(a)	235	240,389
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	220	220,879
6.75%, 04/15/32(a)	755	757,566
6.88%, 01/15/30(a)	290	292,896
Crown Americas LLC
5.25%, 04/01/30(b)	240	243,688
5.88%, 06/01/33(a)	330	334,448
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	160	164,511
Graphic Packaging International LLC
3.50%, 03/15/28(a)	230	222,230
3.50%, 03/01/29(a)(b)	165	156,362
3.75%, 02/01/30(a)	240	225,443
4.75%, 07/15/27(a)	210	209,605
6.38%, 07/15/32(a)(b)	245	248,216
Sealed Air Corp.
4.00%, 12/01/27(a)	226	222,713
5.00%, 04/15/29(a)	240	238,302
6.50%, 07/15/32(a)(b)	200	206,960
6.88%, 07/15/33(a)	242	263,490
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	335	339,356
7.25%, 02/15/31(a)	180	188,950
Silgan Holdings Inc., 4.13%, 02/01/28	319	312,915
Security	Par (000)	Value
Packaging & Containers (continued)
TriMas Corp., 4.13%, 04/15/29(a)	$240	$232,065
		7,788,465
Pharmaceuticals — 1.2%
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(c)	382	396,985
7.00%, 03/10/55, (5-year CMT + 2.89%)(c)	1,190	1,250,310
Elanco Animal Health Inc., 6.65%, 08/28/28	375	390,736
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	550	582,958
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(a)	302	326,523
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	795	778,938
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	1,010	960,931
6.75%, 05/15/34(a)	280	250,859
		4,938,240
Pipelines — 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	420	419,738
5.75%, 01/15/28(a)	247	246,903
5.75%, 10/15/33(a)	370	369,469
6.63%, 02/01/32(a)	317	328,185
Buckeye Partners LP
3.95%, 12/01/26	245	242,869
4.13%, 12/01/27	221	218,529
4.50%, 03/01/28(a)	270	267,287
5.60%, 10/15/44	140	129,089
5.85%, 11/15/43	210	197,038
6.75%, 02/01/30(a)	293	305,799
6.88%, 07/01/29(a)	345	357,294
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	250	239,300
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	741	733,127
7.50%, 12/15/33(a)	265	286,718
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(c)	625	619,339
6.75%, 02/15/56, (5-year CMT + 2.48%)(c)	400	401,239
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(c)	215	222,200
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(c)	411	438,750
Excelerate Energy LP, 8.00%, 05/15/30(a)	115	121,415
Harvest Midstream I LP
7.50%, 09/01/28(a)	280	283,067
7.50%, 05/15/32(a)	305	316,080
Hess Midstream Operations LP
4.25%, 02/15/30(a)	407	396,411
5.13%, 06/15/28(a)	259	258,417
5.50%, 10/15/30(a)	238	239,565
5.88%, 03/01/28(a)	425	433,751
6.50%, 06/01/29(a)	326	337,802
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	430	443,122
7.38%, 07/15/32(a)	315	330,077
Kinetik Holdings LP
5.88%, 06/15/30(a)	515	518,849
6.63%, 12/15/28(a)	570	585,432
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	332	338,329
NuStar Logistics LP
5.63%, 04/28/27	333	335,836
6.38%, 10/01/30	305	317,645
Schedule of Investments
76

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	$205	$200,616
4.95%, 07/15/29(a)	310	307,336
6.75%, 03/15/33(a)	250	261,661
6.88%, 04/15/40(a)	255	262,917
7.50%, 07/15/38(a)	135	146,403
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(c)	337	360,510
7.63%, 03/01/55, (5-year CMT + 3.95%)(c)	225	234,236
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	665	586,934
6.25%, 01/15/30(a)	475	484,572
3.88%, 08/15/29(a)	581	550,377
4.13%, 08/15/31(a)	680	628,683
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	693	701,302
8.13%, 06/01/28(a)	1,142	1,176,403
8.38%, 06/01/31(a)(b)	1,145	1,175,498
9.50%, 02/01/29(a)(b)	1,462	1,573,497
9.88%, 02/01/32(a)(b)	1,077	1,150,400
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)	1,005	1,052,690
6.75%, 01/15/36(a)(b)	945	1,000,860
7.50%, 05/01/33(a)	635	698,309
7.75%, 05/01/35(a)	640	722,184
		24,554,059
Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	238	239,893
8.88%, 09/01/31(a)	140	149,971
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	165	174,472
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	338	324,861
4.38%, 02/01/31(a)(b)	370	348,838
5.38%, 08/01/28(a)	382	381,371
Newmark Group Inc., 7.50%, 01/12/29	270	288,623
		1,908,029
Real Estate Investment Trusts — 3.7%
Arbor Realty SR Inc., 7.88%, 07/15/30(a)	290	295,095
Brandywine Operating Partnership LP
3.95%, 11/15/27	223	219,543
4.55%, 10/01/29(b)	220	211,454
6.13%, 01/15/31	150	150,657
8.30%, 03/15/28	175	186,937
8.88%, 04/12/29	330	358,480
Global Net Lease Inc., 4.50%, 09/30/28(a)	193	189,282
Iron Mountain Inc.
4.50%, 02/15/31(a)	518	496,838
4.88%, 09/15/27(a)	595	593,151
4.88%, 09/15/29(a)	472	465,816
5.00%, 07/15/28(a)	282	280,428
5.25%, 03/15/28(a)	448	447,767
5.25%, 07/15/30(a)	684	680,812
5.63%, 07/15/32(a)	271	270,904
6.25%, 01/15/33(a)	590	603,409
7.00%, 02/15/29(a)	485	499,575
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	360	347,984
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	$355	$351,426
4.75%, 06/15/29(a)	320	313,753
5.50%, 08/01/30(b)	260	264,841
7.00%, 07/15/31(a)	235	246,829
Millrose Properties Inc.
6.25%, 09/15/32(a)	390	391,864
6.38%, 08/01/30(a)	660	668,607
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	378	367,135
5.88%, 10/01/28(a)	350	349,687
7.00%, 02/01/30(a)	266	272,403
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	300	295,132
4.75%, 10/15/27	405	404,095
6.50%, 04/01/32(a)	482	495,844
6.50%, 06/15/33(a)	315	325,117
7.25%, 07/15/28(a)	143	147,453
RLJ Lodging Trust, 4.00%, 09/15/29(a)	293	276,687
SBA Communications Corp.
3.13%, 02/01/29	774	731,656
3.88%, 02/15/27	812	802,916
Starwood Property Trust Inc.
4.38%, 01/15/27(a)	188	186,324
5.25%, 10/15/28(a)	250	250,906
5.75%, 01/15/31(a)	275	278,881
6.00%, 04/15/30(a)	195	199,155
6.50%, 07/01/30(a)	235	244,413
6.50%, 10/15/30(a)	245	254,905
7.25%, 04/01/29(a)	355	373,891
Vornado Realty LP, 3.40%, 06/01/31	230	207,292
		14,999,344
Retail — 4.7%
Academy Ltd., 6.00%, 11/15/27(a)	185	185,449
Advance Auto Parts Inc.
1.75%, 10/01/27	230	215,070
3.50%, 03/15/32(b)	234	202,705
3.90%, 04/15/30	210	192,554
5.95%, 03/09/28	189	191,318
7.00%, 08/01/30(a)	460	464,132
7.38%, 08/01/33(a)(b)	505	511,313
Asbury Automotive Group Inc.
4.50%, 03/01/28	245	242,986
4.63%, 11/15/29(a)	405	393,379
4.75%, 03/01/30	215	210,145
5.00%, 02/15/32(a)(b)	330	317,771
Bath & Body Works Inc.
5.25%, 02/01/28(b)	265	266,735
6.63%, 10/01/30(a)	450	462,527
6.69%, 01/15/27	112	114,299
6.75%, 07/01/36(b)	290	300,160
6.88%, 11/01/35	402	420,288
7.50%, 06/15/29	174	178,492
Brinker International Inc., 8.25%, 07/15/30(a)	130	137,703
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	430	414,330
3.88%, 01/15/28(a)	858	842,511
5.63%, 09/15/29(a)	213	216,785
77
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.13%, 06/15/29(a)	$598	$614,501
FirstCash Inc.
4.63%, 09/01/28(a)	280	276,166
5.63%, 01/01/30(a)	235	235,353
6.88%, 03/01/32(a)	275	285,348
Gap Inc. (The)
3.63%, 10/01/29(a)	405	381,039
3.88%, 10/01/31(a)	396	360,651
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	395	383,223
6.38%, 01/15/30(a)	305	311,103
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	229	224,411
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	220	219,548
Kohl's Corp., 10.00%, 06/01/30(a)(b)	235	255,265
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	366	349,498
4.38%, 01/15/31(a)(b)	335	319,363
4.63%, 12/15/27(a)	258	256,035
5.50%, 10/01/30(a)	315	315,548
Macy's Retail Holdings LLC
4.30%, 02/15/43	105	75,982
4.50%, 12/15/34(b)	213	189,572
5.13%, 01/15/42	124	100,984
5.88%, 03/15/30(a)(b)	42	41,997
6.13%, 03/15/32(a)(b)	236	237,140
7.38%, 08/01/33(a)(b)	235	247,634
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	283	263,361
4.75%, 09/15/29	272	268,611
5.63%, 05/01/27	108	107,993
Nordstrom Inc.
4.00%, 03/15/27	165	161,637
4.25%, 08/01/31	216	196,676
4.38%, 04/01/30	235	222,243
5.00%, 01/15/44(b)	490	367,707
6.95%, 03/15/28	170	175,953
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	300	288,242
QXO Building Products Inc., 6.75%, 04/30/32(a)	1,130	1,169,836
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	356	370,396
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	367	356,880
4.88%, 11/15/31(a)(b)	256	243,574
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	360	349,110
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	105	104,596
Yum! Brands Inc.
3.63%, 03/15/31	534	501,351
4.63%, 01/31/32(b)	585	571,264
4.75%, 01/15/30(a)	413	411,967
5.35%, 11/01/43	130	127,608
5.38%, 04/01/32	466	471,113
6.88%, 11/15/37	210	234,768
		19,125,899
Semiconductors — 0.5%
Amkor Technology Inc., 5.88%, 10/01/33(a)	270	274,666
Kioxia Holdings Corp.
6.25%, 07/24/30	580	598,840
6.63%, 07/24/33(a)	545	568,494
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	330	321,088
Security	Par (000)	Value
Semiconductors (continued)
Synaptics Inc., 4.00%, 06/15/29(a)	$240	$230,372
		1,993,460
Software — 1.2%
Elastic NV, 4.13%, 07/15/29(a)	335	322,914
Fair Isaac Corp.
4.00%, 06/15/28(a)	462	452,782
6.00%, 05/15/33(a)	790	804,138
Open Text Corp.
3.88%, 02/15/28(a)	471	457,797
3.88%, 12/01/29(a)	439	415,455
Open Text Holdings Inc.
4.13%, 02/15/30(a)	412	393,273
4.13%, 12/01/31(a)	383	356,572
PTC Inc., 4.00%, 02/15/28(a)	280	275,564
RingCentral Inc., 8.50%, 08/15/30(a)	148	157,615
ROBLOX Corp., 3.88%, 05/01/30(a)	555	531,065
Twilio Inc.
3.63%, 03/15/29	285	273,752
3.88%, 03/15/31(b)	285	269,739
		4,710,666
Telecommunications — 3.5%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	470	490,492
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	650	683,177
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(c)	290	285,730
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(c)	280	269,862
Ciena Corp., 4.00%, 01/31/30(a)	254	244,086
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)	245	241,756
Series 2034, 6.00%, 09/30/34(a)	225	211,907
Series 2036, 7.20%, 07/18/36(a)	265	267,780
Series 2038, 7.72%, 06/04/38(a)	280	283,471
Frontier Florida LLC, Series E, 6.86%, 02/01/28	195	202,738
Millicom International Cellular SA
4.50%, 04/27/31(a)	405	378,302
5.13%, 01/15/28(a)	226	224,555
6.25%, 03/25/29(a)	292	294,663
7.38%, 04/02/32(a)	225	234,972
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(c)	347	344,696
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	535	559,374
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	545	583,322
Telecom Italia Capital SA
6.00%, 09/30/34(b)	256	262,183
6.38%, 11/15/33	265	279,197
7.20%, 07/18/36	255	277,766
7.72%, 06/04/38	256	286,229
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	405	417,817
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)(c)	395	421,344
Viasat Inc., 5.63%, 04/15/27(a)	347	346,722
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	690	629,968
4.75%, 07/15/31(a)	730	675,612
6.75%, 01/15/33(a)	400	400,983
7.75%, 04/15/32(a)	515	533,888
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(c)	560	525,720
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	410	330,726
Schedule of Investments
78

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(c)	$1,074	$1,133,262
WULF Compute LLC, 7.75%, 10/15/30(a)	1,600	1,662,200
Zegona Finance PLC, 8.63%, 07/15/29(a)	441	468,536
		14,453,036
Transportation — 0.7%
Danaos Corp.
6.88%, 10/15/32(a)	260	255,676
8.50%, 03/01/28(a)	80	80,587
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	355	343,245
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	370	377,469
Rand Parent LLC, 8.50%, 02/15/30(a)	478	488,647
RXO Inc., 7.50%, 11/15/27(a)	150	152,812
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	300	317,274
XPO CNW Inc., 6.70%, 05/01/34	88	93,840
XPO Inc.
7.13%, 06/01/31(a)(b)	257	268,338
7.13%, 02/01/32(a)	346	363,854
		2,741,742
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	392	392,290
5.88%, 04/15/33(a)	275	277,384
7.00%, 05/01/31(a)	389	407,653
7.00%, 06/15/32(a)	397	415,805
7.88%, 12/01/30(a)	180	191,293
		1,684,425
Total Long-Term Investments — 98.1% (Cost: $395,565,868)		400,153,255
Security	Shares	Value
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	41,128,038	$41,148,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	9,090,000	9,090,000
Total Short-Term Securities — 12.3% (Cost: $50,216,254)		50,238,602
Total Investments — 110.4% (Cost: $445,782,122)		450,391,857
Liabilities in Excess of Other Assets — (10.4)%		(42,463,333)
Net Assets — 100.0%		$407,928,524

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,422,970	$—	$(19,254,985)(a)	$(4,547)	$(14,836)	$41,148,602	41,128,038	$141,217 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	8,260,000 (a)	—	—	—	9,090,000	9,090,000	87,109	—
				$(4,547)	$(14,836)	$50,238,602		$228,326	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

79
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® BB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$400,153,255	$—	$400,153,255
Short-Term Securities
Money Market Funds	50,238,602	—	—	50,238,602
	$50,238,602	$400,153,255	$—	$450,391,857
See notes to financial statements.
Schedule of Investments
80

Schedule of Investments
October 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 1.5%
AeroVironment Inc., 0.00% 07/15/30(a)	$7,825	$10,953,902
Intuitive Machines Inc., 2.50%, 10/01/30(b)	3,425	4,105,897
Rocket Lab USA Inc., 4.25%, 02/01/29(b)	2,800	34,349,203
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(b)	4,788	3,164,816
		52,573,818
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/26	3,306	3,234,671
2.50%, 09/01/29	4,825	4,495,239
		7,729,910
Auto Manufacturers — 2.7%
Fisker Inc., 2.50%, 09/15/26(b)(c)(d)	9,798	11,676
Ford Motor Co., 0.00% 03/15/26(a)	23,415	24,520,219
Li Auto Inc., 0.25%, 05/01/28	8,600	9,043,257
Lucid Group Inc.
1.25%, 12/15/26(b)	9,541	8,884,077
5.00%, 04/01/30(b)	11,350	9,165,781
NIO Inc.
3.88%, 10/15/29	5,950	6,148,161
4.63%, 10/15/30	5,900	5,967,462
Rivian Automotive Inc.
3.63%, 10/15/30	18,025	15,400,040
4.63%, 03/15/29	15,675	15,323,252
		94,463,925
Biotechnology — 4.0%
Alnylam Pharmaceuticals Inc.
0.00%, 09/15/28(a)(b)	7,050	7,046,029
1.00%, 09/15/27	10,550	17,413,812
ANI Pharmaceuticals Inc., 2.25%, 09/01/29	3,200	4,472,494
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	6,203	5,902,143
Bridgebio Pharma Inc.
1.75%, 03/01/31(b)	6,000	9,094,315
2.25%, 02/01/29	7,350	7,764,944
2.50%, 03/15/27	5,570	9,007,200
Cytokinetics Inc., 1.75%, 10/01/31(b)	7,900	9,790,862
Halozyme Therapeutics Inc.
0.25%, 03/01/27	8,210	9,078,680
1.00%, 08/15/28	7,150	9,396,743
Immunocore Holdings PLC, 2.50%, 02/01/30	4,025	3,588,456
Innoviva Inc., 2.13%, 03/15/28	2,575	2,533,617
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(a)	6,417	8,670,783
1.75%, 06/15/28	5,675	8,631,992
Ligand Pharmaceuticals Inc., 0.75%, 10/01/30(b)	4,499	5,275,408
NeoGenomics Inc., 0.25%, 01/15/28	3,429	2,991,539
PTC Therapeutics Inc., 1.50%, 09/15/26	2,800	3,848,895
Sarepta Therapeutics Inc.
1.25%, 09/15/27	4,575	4,085,774
4.88%, 09/01/30	6,000	5,329,196
Travere Therapeutics Inc., 2.25%, 03/01/29	3,175	4,282,769
		138,205,651
Coal — 0.1%
Peabody Energy Corp., 3.25%, 03/01/28	3,275	5,019,137
Commercial Services — 2.4%
Affirm Holdings Inc., 0.75%, 12/15/29(b)	9,645	10,486,378
Alarm.com Holdings Inc.
0.00%, 01/15/26(a)	4,766	4,719,353
2.25%, 06/01/29	5,150	4,847,681
Security	Par (000)	Value
Commercial Services (continued)
Block Inc.
0.00%, 05/01/26(a)	$5,825	$5,679,678
0.25%, 11/01/27	5,704	5,243,238
Euronet Worldwide Inc., 0.63%, 10/01/30(b)	10,465	9,501,319
Global Payments Inc., 1.50%, 03/01/31	20,863	18,814,944
Hertz Corp. (The), 5.50%, 10/01/30(b)	4,850	3,716,913
Repay Holdings Corp., 2.88%, 07/15/29(b)	2,925	2,510,911
Shift4 Payments Inc.
0.00%, 12/15/25(a)	6,510	6,498,619
0.50%, 08/01/27	6,725	6,619,321
Stride Inc., 1.13%, 09/01/27	4,183	5,790,817
		84,429,172
Computers — 8.8%
CyberArk Software Ltd., 0.00% 06/15/30(a)(b)	12,775	14,922,898
Lumentum Holdings Inc.
0.38%, 03/15/32(b)	13,225	17,498,923
0.50%, 12/15/26	4,671	9,634,358
0.50%, 06/15/28	9,000	14,702,189
1.50%, 12/15/29	6,295	18,639,951
Okta Inc., 0.38%, 06/15/26	3,677	3,579,019
PAR Technology Corp., 1.50%, 10/15/27	2,646	2,554,529
Parsons Corp., 2.63%, 03/01/29	8,375	9,546,296
Rapid7 Inc.
0.25%, 03/15/27	5,730	5,413,637
1.25%, 03/15/29	2,900	2,607,796
Rubrik Inc., 0.00% 06/15/30(a)(b)	11,728	11,372,491
Seagate HDD Cayman, 3.50%, 06/01/28	15,575	48,757,809
Super Micro Computer Inc.
0.00%, 06/15/30(a)(b)	23,975	28,232,721
2.25%, 07/15/28(b)	7,225	8,514,606
3.50%, 03/01/29	17,978	19,172,204
Varonis Systems Inc., 1.00%, 09/15/29	4,550	4,254,814
Western Digital Corp., 3.00%, 11/15/28	16,590	66,625,610
Zscaler Inc., 0.00% 07/15/28(a)(b)	17,400	17,957,722
		303,987,573
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 7.95%, 11/15/28(b)	2,550	2,661,041
Oddity Finance LLC, 0.00% 06/15/30(a)(b)	6,150	5,442,015
		8,103,056
Diversified Financial Services — 4.2%
Coinbase Global Inc.
0.00%, 10/01/29(a)(b)	15,625	16,962,928
0.00%, 10/01/32(a)(b)	15,625	17,491,267
0.25%, 04/01/30	12,950	16,548,739
0.50%, 06/01/26	13,250	14,921,178
Galaxy Digital Holdings LP, 0.50%, 05/01/31(b)	12,000	11,829,065
Qfin Holdings, Inc., 0.50%, 04/01/30(b)	7,525	6,266,703
SoFi Technologies Inc.
0.00%, 10/15/26(a)(b)	4,493	6,372,255
1.25%, 03/15/29(b)	8,975	28,561,487
Upstart Holdings Inc.
0.00%, 02/15/32(a)(b)	7,902	6,723,282
1.00%, 11/15/30(b)	5,211	4,603,674
2.00%, 10/01/29	4,125	5,531,952
WisdomTree Inc.
3.25%, 08/15/29	3,400	4,030,448
4.63%, 08/15/30(b)	4,900	5,025,796
		144,868,774
81
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.2%
Alliant Energy Corp.
3.25%, 05/30/28(b)	$5,900	$6,097,241
3.88%, 03/15/26	5,525	5,931,777
CenterPoint Energy Inc.
3.00%, 08/01/28(b)	10,306	10,466,160
4.25%, 08/15/26	10,100	11,117,290
CMS Energy Corp., 3.38%, 05/01/28	8,325	9,171,102
Duke Energy Corp., 4.13%, 04/15/26	17,231	18,561,412
Evergy Inc., 4.50%, 12/15/27	14,864	18,897,402
FirstEnergy Corp.
3.63%, 01/15/29(b)	14,046	14,987,659
3.88%, 01/15/31(b)	12,190	13,262,636
4.00%, 05/01/26	2,400	2,501,131
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27	9,929	12,452,207
Ormat Technologies Inc., 2.50%, 07/15/27	4,725	6,102,275
PG&E Corp., 4.25%, 12/01/27	22,219	22,830,141
Pinnacle West Capital Corp., 4.75%, 06/15/27	5,575	5,971,451
PPL Capital Funding Inc., 2.88%, 03/15/28	10,937	12,410,749
Southern Co. (The)
3.25%, 06/15/28(b)	16,958	17,281,575
3.88%, 12/15/25	8,725	9,765,098
4.50%, 06/15/27	12,213	13,551,758
TXNM Energy Inc., 5.75%, 06/01/54	5,400	7,069,725
WEC Energy Group Inc.
3.38%, 06/01/28(b)	9,535	9,836,676
4.38%, 06/01/27	8,850	10,423,854
4.38%, 06/01/29	9,050	11,000,443
		249,689,762
Electronics — 1.7%
Advanced Energy Industries Inc., 2.50%, 09/15/28	5,775	9,225,285
Avnet Inc., 1.75%, 09/01/30(b)	6,500	6,417,914
Enovix Corp., 4.75%, 09/15/30(b)	4,275	5,751,730
Itron Inc.
0.00%, 03/15/26(a)	4,750	4,707,019
1.38%, 07/15/30	7,925	8,170,026
Mirion Technologies Inc.
0.00%, 10/01/31(a)(b)	4,150	5,168,399
0.25%, 06/01/30(b)	3,975	5,734,816
OSI Systems Inc., 2.25%, 08/01/29	3,475	5,502,538
Vishay Intertechnology Inc., 2.25%, 09/15/30	7,800	7,268,578
		57,946,305
Energy - Alternate Sources — 1.5%
Array Technologies Inc.
1.00%, 12/01/28	3,826	3,385,250
2.88%, 07/01/31(b)	3,350	4,509,222
Enphase Energy Inc.
0.00%, 03/01/26(a)	6,468	6,348,385
0.00%, 03/01/28(a)	5,594	4,844,992
Eos Energy Enterprises Inc., 6.75%, 06/15/30(b)	2,675	8,907,409
Fluence Energy Inc., 2.25%, 06/15/30(b)	4,550	5,650,624
NextEra Energy Partners LP, 2.50%, 06/15/26(b)	5,075	4,985,889
SolarEdge Technologies Inc., 2.25%, 07/01/29	3,350	4,433,373
Sunrun Inc., 4.00%, 03/01/30	4,767	7,335,732
		50,400,876
Engineering & Construction — 0.7%
Fluor Corp., 1.13%, 08/15/29	5,670	7,301,903
Granite Construction Inc.
3.25%, 06/15/30	3,750	5,460,349
3.75%, 05/15/28	4,060	9,226,037
Security	Par (000)	Value
Engineering & Construction (continued)
Uniti Group Inc., 7.50%, 12/01/27	$2,975	$3,196,534
		25,184,823
Entertainment — 2.0%
DraftKings Holdings Inc., 0.00% 03/15/28(a)	12,450	11,093,797
Live Nation Entertainment Inc.
2.88%, 01/15/30(b)	10,653	11,365,581
2.88%, 10/15/31(b)	14,509	14,394,657
3.13%, 01/15/29	10,315	15,585,033
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(a)	5,855	5,794,536
3.25%, 12/15/27	5,700	5,435,513
Vail Resorts Inc., 0.00% 01/01/26(a)	4,592	4,552,713
		68,221,830
Environmental Control — 0.2%
Tetra Tech Inc., 2.25%, 08/15/28	6,189	6,598,102
Food — 0.3%
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	3,025	4,441,556
Post Holdings Inc., 2.50%, 08/15/27	5,700	6,268,866
		10,710,422
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28	7,000	8,972,950
Health Care - Products — 4.0%
Alphatec Holdings Inc., 0.75%, 03/15/30(b)	4,005	5,707,346
CONMED Corp., 2.25%, 06/15/27	8,548	8,179,957
Enovis Corp., 3.88%, 10/15/28	4,719	4,712,116
Envista Holdings Corp., 1.75%, 08/15/28	4,975	4,718,695
Exact Sciences Corp.
0.38%, 03/15/27	5,605	5,506,137
0.38%, 03/01/28	5,935	5,678,457
1.75%, 04/15/31(b)	6,525	6,581,998
2.00%, 03/01/30(b)	5,700	6,392,906
Guardant Health Inc.
0.00%, 11/15/27(a)	4,840	5,153,218
1.25%, 02/15/31	6,400	10,911,411
Haemonetics Corp.
0.00%, 03/01/26(a)	3,029	2,978,183
2.50%, 06/01/29	7,400	6,921,255
Integer Holdings Corp., 1.88%, 03/15/30(b)	9,808	8,493,743
iRhythm Technologies Inc., 1.50%, 09/01/29	6,575	9,604,399
Lantheus Holdings Inc., 2.63%, 12/15/27	6,000	6,647,990
LivaNova PLC, 2.50%, 03/15/29	4,130	4,464,970
Merit Medical Systems Inc., 3.00%, 02/01/29(b)	7,900	9,559,214
Repligen Corp., 1.00%, 12/15/28	5,946	6,290,455
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29	3,150	2,874,411
Tempus AI Inc., 0.75%, 07/15/30(b)	7,950	10,806,641
TransMedics Group Inc., 1.50%, 06/01/28	4,600	7,324,186
		139,507,688
Health Care - Services — 0.4%
Brookdale Senior Living Inc., 3.50%, 10/15/29(b)	750	932,258
Oscar Health Inc., 2.25%, 09/01/30(b)	4,975	5,399,307
Teladoc Health Inc., 1.25%, 06/01/27	9,915	9,320,314
		15,651,879
Holding Companies - Diversified — 5.6%
Bitdeer Technologies Group
4.88%, 07/01/31(b)	3,700	6,285,595
5.25%, 12/01/29(b)	4,300	7,337,717
Cipher Mining Inc., 0.00% 10/01/31(a)(b)	13,925	19,809,274
Schedule of Investments
82

Schedule of Investments (continued)
October 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Cleanspark Inc., 0.00% 06/15/30(a)(b)	$6,875	$9,865,065
Core Scientific Inc.
0.00%, 06/15/31(a)(b)	6,550	8,386,753
3.00%, 09/01/29(b)	4,575	9,742,249
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(b)	4,225	5,006,080
IREN Ltd.
0.00%, 07/01/31(a)(b)	9,800	10,367,936
3.25%, 06/15/30(b)	4,600	17,178,301
Series IREN, 3.50%, 12/15/29(b)	5,750	26,366,973
MARA Holdings Inc.
0.00%, 03/01/30(a)(b)	10,500	10,756,199
0.00%, 06/01/31(a)(b)	9,525	9,165,506
0.00%, 08/01/32(a)(b)	10,675	11,667,510
2.13%, 09/01/31(e)	3,200	3,923,680
Riot Platforms Inc., 0.75%, 01/15/30(b)	6,300	9,846,239
Terawulf Inc.
0.00%, 05/01/32(b)	544	563,730
1.00%, 09/01/31(b)	10,850	16,101,266
2.75%, 02/01/30(b)	5,125	10,531,123
		192,901,196
Home Builders — 0.4%
LCI Industries, 3.00%, 03/01/30(b)	4,575	4,911,566
Meritage Homes Corp., 1.75%, 05/15/28	6,175	6,146,410
Winnebago Industries Inc., 3.25%, 01/15/30	3,625	3,326,485
		14,384,461
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory Inc. (The), 2.00%, 03/15/30(b)	6,171	6,093,621
Household Products & Wares — 0.1%
Spectrum Brands Inc., 3.38%, 06/01/29	3,496	3,260,008
Internet — 12.9%
Airbnb Inc., 0.00% 03/15/26(a)	20,015	19,667,071
Alibaba Group Holding Ltd., 0.50%, 06/01/31	51,875	91,718,009
DoorDash Inc., 0.00% 05/15/30(a)(b)	28,600	31,599,455
Etsy Inc.
0.13%, 10/01/26	6,586	6,737,110
0.13%, 09/01/27	6,548	6,071,957
0.25%, 06/15/28	9,925	8,861,077
1.00%, 06/15/30(b)	7,500	8,002,169
Expedia Group Inc., 0.00% 02/15/26(a)	9,920	10,070,247
Farfetch Ltd., 3.75%, 05/01/27(c)(d)	2,275	9,356
Hims & Hers Health Inc., 0.00% 05/15/30(a)(b)	10,058	10,112,638
JD.com Inc., 0.25%, 06/01/29	20,800	21,973,339
Lyft Inc.
0.00%, 09/15/30(a)(b)	5,300	6,183,049
0.63%, 03/01/29	5,050	6,275,180
MakeMyTrip Ltd., 0.00% 07/01/30(a)(b)	14,125	13,608,984
Match Group Financeco 2 Inc., 0.88%, 06/15/26(b)	4,575	4,455,251
Match Group Financeco 3 Inc., 2.00%, 01/15/30(b)	5,710	5,166,009
Opendoor Technologies Inc., 7.00%, 05/15/30(b)	3,525	17,975,317
Q2 Holdings Inc., 0.75%, 06/01/26	2,955	2,930,600
Sea Ltd., 0.25%, 09/15/26	11,950	11,509,313
Snap Inc.
0.13%, 03/01/28	4,964	4,451,760
0.50%, 05/01/30	7,589	6,588,077
Spotify USA Inc., 0.00% 03/15/26(a)	15,673	20,241,278
Trip.com Group Ltd., 0.75%, 06/15/29	14,950	18,272,729
TripAdvisor Inc., 0.25%, 04/01/26	3,350	3,268,077
Security	Par (000)	Value
Internet (continued)
Trump Media & Technology Group Corp., 0.00% 05/29/28(a)(b)	$9,775	$9,090,478
Uber Technologies Inc.
0.00%, 12/15/25(a)	10,980	13,118,629
0.00%, 05/15/28(a)(b)	11,850	12,540,511
Series 2028, 0.88%, 12/01/28	17,925	26,185,388
Upwork Inc., 0.25%, 08/15/26	3,616	3,509,709
Wayfair Inc.
3.25%, 09/15/27	7,175	12,223,247
3.50%, 11/15/28	6,125	14,420,840
Weibo Corp., 1.38%, 12/01/30	3,300	3,976,237
Wix.com Ltd., 0.00% 09/15/30(a)(b)	11,950	11,849,976
Ziff Davis Inc., 3.63%, 03/01/28(b)	2,685	2,611,163
		445,274,230
Leisure Time — 1.5%
Carnival Corp., 5.75%, 12/01/27	11,275	25,071,582
NCL Corp. Ltd.
0.75%, 09/15/30(b)	14,650	14,081,416
0.88%, 04/15/30(b)	3,525	3,913,364
Peloton Interactive Inc., 5.50%, 12/01/29	3,500	6,647,170
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,523	2,489,934
		52,203,466
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	5,079	5,589,451
Machinery — 2.4%
Bloom Energy Corp.
0.00%, 11/15/30(b)	874	884,177
3.00%, 06/01/28	6,575	46,360,678
3.00%, 06/01/29	5,375	34,384,175
		81,629,030
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27	2,833	9,071,962
JBT Marel Corp., 0.38%, 09/15/30(b)	6,100	5,683,554
John Bean Technologies Corp., 0.25%, 05/15/26	4,100	4,086,317
		18,841,833
Media — 1.5%
Cable One Inc.
0.00%, 03/15/26(a)	5,775	5,630,625
1.13%, 03/15/28	3,416	2,909,057
Liberty Broadband Corp., 3.13%, 03/31/53(b)	9,456	9,351,505
Liberty Media Corp.
2.38%, 09/30/53(b)	11,375	17,104,647
3.75%, 03/15/28	5,694	5,862,239
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	5,225	6,700,661
Sphere Entertainment Co., 3.50%, 12/01/28	2,600	5,351,353
		52,910,087
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 0.75%, 06/15/30(b)	2,500	3,303,455
Mining — 2.4%
B2Gold Corp., 2.75%, 02/01/30(b)	4,538	7,123,411
Centrus Energy Corp.
0.00%, 08/15/32(a)(b)	8,480	14,971,889
2.25%, 11/01/30(b)	3,975	15,355,863
Denison Mines Corp., Series ., 4.25%, 09/15/31(b)	3,675	5,253,976
Energy Fuels Inc./Canada, 0.75%, 11/01/31(b)	7,300	9,417,027
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,640	2,387,692
83
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
MP Materials Corp., 3.00%, 03/01/30(b)	$8,991	$27,241,170
		81,751,028
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 3.75%, 03/15/30	3,950	1,439,716
Oil & Gas — 0.6%
CNX Resources Corp., 2.25%, 05/01/26	3,160	8,283,074
Kosmos Energy Ltd., 3.13%, 03/15/30	4,350	2,719,646
Nabors Industries Inc., 1.75%, 06/15/29	2,350	1,825,838
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,950	4,803,318
Transocean International Ltd., 4.63%, 09/30/29(b)	2,575	3,462,616
		21,094,492
Oil & Gas Services — 0.3%
Solaris Energy Infrastructure Inc., 0.25%, 10/01/31	7,900	9,451,682
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29	3,550	3,200,006
Ascendis Pharma A/S, 2.25%, 04/01/28	5,975	8,201,853
Dexcom Inc., 0.38%, 05/15/28	12,225	11,109,284
Herbalife Ltd., 4.25%, 06/15/28	2,800	2,654,791
Jazz Investments I Ltd.
2.00%, 06/15/26	9,922	10,643,085
3.13%, 09/15/30	10,416	12,693,738
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	3,125	7,469,668
Pacira BioSciences Inc., 2.13%, 05/15/29	3,050	2,913,566
		58,885,991
Pipelines — 0.2%
Golar LNG Ltd., 2.75%, 12/15/30(b)	5,600	5,671,988
Real Estate — 0.1%
Redfin Corp., 0.50%, 04/01/27	4,975	4,648,721
Real Estate Investment Trusts — 3.4%
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,672	2,647,038
Boston Properties LP, 2.00%, 10/01/30(b)	10,575	10,386,141
COPT Defense Properties, 5.25%, 09/15/28(b)	3,438	3,899,327
Digital Realty Trust LP, 1.88%, 11/15/29(b)	11,900	12,571,092
Federal Realty OP LP, 3.25%, 01/15/29(b)	4,800	4,821,572
Pebblebrook Hotel Trust
1.63%, 01/15/30(b)	4,100	3,862,577
1.75%, 12/15/26	3,335	3,204,158
PennyMac Corp., 5.50%, 03/15/26	3,510	3,501,837
Redwood Trust Inc., 7.75%, 06/15/27	3,000	3,014,711
Rexford Industrial Realty LP
4.13%, 03/15/29(b)	5,650	5,713,728
4.38%, 03/15/27(b)	5,950	5,969,876
Starwood Property Trust Inc., 6.75%, 07/15/27	3,925	4,062,150
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,645	2,610,228
Two Harbors Investment Corp., 6.25%, 01/15/26	2,575	2,570,618
Ventas Realty LP, 3.75%, 06/01/26	8,525	11,516,010
Welltower OP LLC
2.75%, 05/15/28(b)	10,500	20,006,945
3.13%, 07/15/29(b)	10,800	16,043,022
		116,401,030
Retail — 2.0%
Burlington Stores Inc., 1.25%, 12/15/27	3,200	4,582,404
Cracker Barrel Old Country Store Inc., 1.75%, 09/15/30(b)	3,450	2,837,573
Freshpet Inc., 3.00%, 04/01/28	4,050	4,433,653
GameStop Corp.
0.00%, 04/01/30(a)(b)	15,650	16,124,258
Security	Par (000)	Value
Retail (continued)
0.00%, 06/15/32(a)(b)	$28,125	$28,806,756
Guess? Inc., 3.75%, 04/15/28	3,907	3,875,112
Patrick Industries Inc., 1.75%, 12/01/28	3,175	5,209,804
Shake Shack Inc., 0.00% 03/01/28(a)	2,750	2,637,992
		68,507,552
Semiconductors — 2.5%
Camtek Ltd., 0.00% 09/15/30(a)(b)	4,975	6,266,941
Cohu Inc., 1.50%, 01/15/31(b)	3,600	4,048,117
MACOM Technology Solutions Holdings Inc., 0.00% 12/15/29(a)(b)	3,425	3,807,028
Microchip Technology Inc., 0.75%, 06/01/30	12,330	12,043,773
MKS Inc., 1.25%, 06/01/30	15,004	17,983,006
Nova Ltd., 0.00% 09/15/30(a)(b)	8,025	10,261,065
ON Semiconductor Corp.
0.00%, 05/01/27(a)	8,050	9,335,626
0.50%, 03/01/29	14,987	13,918,467
Semtech Corp., 0.00% 10/15/30(a)(b)	4,200	4,296,898
Synaptics Inc., 0.75%, 12/01/31(b)	4,475	4,512,031
		86,472,952
Software — 15.2%
Akamai Technologies Inc.
0.25%, 05/15/33(b)	17,880	18,088,498
0.38%, 09/01/27	12,001	11,555,402
1.13%, 02/15/29	12,825	12,111,858
Alignment Healthcare Inc., 4.25%, 11/15/29(b)	3,300	4,590,427
Alkami Technology Inc., 1.50%, 03/15/30(b)	3,500	3,462,573
Bandwidth Inc., 0.50%, 04/01/28	2,504	2,122,457
Bentley Systems Inc.
0.13%, 01/15/26	6,531	6,478,410
0.38%, 07/01/27	5,725	5,438,418
BILL Holdings Inc., 0.00% 04/01/30(a)(b)	14,350	12,710,914
Bitfarms Ltd., 1.38%, 01/15/31(b)	5,600	5,045,498
BlackLine Inc., 1.00%, 06/01/29	6,643	7,131,535
Box Inc., 1.50%, 09/15/29	4,551	4,592,014
Cloudflare Inc.
0.00%, 08/15/26(a)	13,200	18,486,212
0.00%, 06/15/30(a)(b)	21,125	26,361,993
Commvault Systems Inc., 0.00% 09/15/30(a)(b)	9,450	8,636,077
Confluent Inc., 0.00% 01/15/27(a)	10,850	10,350,429
CSG Systems International Inc., 3.88%, 09/15/28	4,200	5,027,722
Datadog Inc., 0.00% 12/01/29(a)(b)	10,400	11,034,474
Dayforce Inc., 0.25%, 03/15/26	5,248	5,153,294
DigitalOcean Holdings Inc.
0.00%, 12/01/26(a)	3,350	3,178,572
0.00%, 08/15/30(a)(b)	6,585	8,233,439
Dropbox Inc.
0.00%, 03/01/26(a)	7,265	7,160,992
0.00%, 03/01/28(a)	6,845	6,979,812
Evolent Health Inc., 3.50%, 12/01/29	3,975	3,116,067
Five9 Inc., 1.00%, 03/15/29	7,647	6,822,496
Guidewire Software Inc., 1.25%, 11/01/29(b)	6,776	8,020,213
Jamf Holding Corp., 0.13%, 09/01/26	3,725	3,640,256
Life360 Inc., 0.00% 06/01/30(a)(b)	3,200	4,429,850
Nebius Group NV
1.00%, 09/15/30(b)	16,007	20,427,532
2.75%, 09/15/32(b)	16,982	21,764,097
Series ., 2.00%, 06/05/29(b)	5,375	14,223,220
Series ., 3.00%, 06/05/31(b)	5,425	14,475,413
Nutanix Inc.
0.25%, 10/01/27	4,750	6,349,807
Schedule of Investments
84

Schedule of Investments (continued)
October 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
0.50%, 12/15/29(b)	$8,950	$9,870,211
PagerDuty Inc., 1.50%, 10/15/28	4,000	3,872,747
Planet Labs PBC, 0.50%, 10/15/30(b)	5,350	7,456,080
Porch Group Inc., 6.75%, 10/01/28(b)	3,300	3,383,069
Progress Software Corp.
1.00%, 04/15/26	3,525	3,505,343
3.50%, 03/01/30	4,446	4,511,913
RingCentral Inc., 0.00% 03/15/26(a)	5,771	5,644,577
Snowflake Inc.
0.00%, 10/01/27(a)	11,728	21,042,842
0.00%, 10/01/29(a)	12,092	22,278,725
Strategy Inc., 0.63%, 09/15/28(e)	10,600	17,575,685
Strategy, Inc.
0.00%, 12/01/29(a)(b)	31,075	27,129,972
0.00%, 03/01/30(a)(b)	20,475	20,167,470
0.63%, 03/15/30	8,400	16,095,791
0.88%, 03/15/31	6,225	8,656,318
2.25%, 06/15/32	8,310	12,933,489
Tyler Technologies Inc., 0.25%, 03/15/26	6,040	6,310,118
Unity Software Inc.
0.00%, 11/15/26(a)	5,300	5,046,366
0.00%, 03/15/30(a)(b)	7,246	9,450,837
Verint Systems Inc., 0.25%, 04/15/26	3,060	3,019,371
Vertex Inc., 0.75%, 05/01/29	3,425	3,420,212
Workiva Inc., 1.25%, 08/15/28	7,175	7,141,095
		525,712,202
Telecommunications — 2.0%
Applied Digital Corp., 2.75%, 06/01/30(b)	4,875	17,854,361
AST SpaceMobile Inc.
2.00%, 01/15/36(b)	10,000	10,644,392
2.38%, 10/15/32(b)	6,150	8,668,850
GDS Holdings Ltd., 2.25%, 06/01/32(b)	5,725	7,675,120
InterDigital Inc., 3.50%, 06/01/27	4,750	22,262,380
Viavi Solutions Inc., 0.63%, 03/01/31(b)	2,300	3,244,156
		70,349,259
Transportation — 0.1%
World Kinect Corp., 3.25%, 07/01/28	3,925	4,349,443
Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	3,748	3,894,648
Venture Capital — 0.1%
Hercules Capital Inc., 4.75%, 09/01/28(b)	2,900	2,860,620
Security	Par (000)	Value
Water — 0.3%
American Water Capital Corp., 3.63%, 06/15/26	$10,500	$10,468,687
Total Convertible Bonds — 98.8% (Cost: $2,933,571,772)		3,420,616,502
	Shares
Common Stocks
Semiconductors & Semiconductor Equipment — 0.0%
Wolfspeed Inc., NVS(d)	3	79
Total Common Stocks — 0.0% (Cost $93)		79
Total Long-Term Investments — 98.8% (Cost: $2,933,571,865)		3,420,616,581
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	20,803,408	20,813,810
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	19,050,000	19,050,000
Total Short-Term Securities — 1.1% (Cost: $39,863,810)		39,863,810
Total Investments — 99.9% (Cost: $2,973,435,675)		3,460,480,391
Other Assets Less Liabilities — 0.1%		2,898,005
Net Assets — 100.0%		$3,463,378,396

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
85
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Convertible Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,048,076	$18,765,709 (a)	$—	$26	$(1)	$20,813,810	20,803,408	$26,819 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,250,000	—	(13,200,000)(a)	—	—	19,050,000	19,050,000	903,262	—
				$26	$(1)	$39,863,810		$930,081	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$3,420,616,502	$—	$3,420,616,502
Common Stocks	79	—	—	79
Short-Term Securities
Money Market Funds	39,863,810	—	—	39,863,810
	$39,863,889	$3,420,616,502	$—	$3,460,480,391
See notes to financial statements.
Schedule of Investments
86

Schedule of Investments
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.4%
General Electric Co., 4.96%, 05/05/26, (3-mo. CME Term SOFR + 0.64%)(a)	$31,551	$31,596,053
Agriculture — 0.3%
Cargill Inc., 4.89%, 02/11/28, (1-day SOFR + 0.61%)(a)(b)	11,150	11,159,072
Philip Morris International Inc.
4.73%, 10/27/28, (1-day SOFR + 0.66%)(a)	9,675	9,681,295
4.90%, 04/28/28, (1-day SOFR + 0.83%)(a)(c)	10,600	10,660,125
		31,500,492
Auto Manufacturers — 9.0%
American Honda Finance Corp.
4.60%, 01/12/26, (1-day SOFR + 0.50%)(a)	3,587	3,587,680
4.79%, 05/21/26, (1-day SOFR + 0.55%)(a)(c)	1,250	1,250,790
4.80%, 12/11/26, (1-day SOFR + 0.62%)(a)	26,350	26,383,398
4.80%, 10/22/27, (1-day SOFR + 0.72%)(a)(c)	12,527	12,534,998
4.81%, 01/09/26, (1-day SOFR + 0.71%)(a)	21,067	21,078,565
4.81%, 07/09/27, (1-day SOFR + 0.71%)(a)	12,248	12,253,901
4.83%, 05/11/26, (1-day SOFR + 0.55%)(a)	100	100,048
4.83%, 10/05/26, (1-day SOFR Index + 0.72%)(a)(c)	16,788	16,823,996
4.85%, 01/15/27, (1-day SOFR + 0.75%)(a)(c)	400	400,639
4.92%, 03/08/27, (1-day SOFR + 0.73%)(a)	550	550,935
4.93%, 03/12/27, (1-day SOFR + 0.77%)(a)	13,686	13,713,525
4.97%, 07/09/27, (1-day SOFR + 0.87%)(a)(c)	12,425	12,462,311
5.00%, 08/13/27, (1-day SOFR + 0.73%)(a)	5,000	5,007,866
5.02%, 01/12/26, (1-day SOFR + 0.92%)(a)(c)	13,321	13,331,451
5.02%, 03/03/28, (1-day SOFR + 0.82%)(a)	20,688	20,695,522
5.10%, 09/01/28, (1-day SOFR + 0.90%)(a)	8,525	8,544,258
BMW U.S. Capital LLC
4.66%, 04/02/26, (1-day SOFR Index + 0.55%)(a)(b)	26,242	26,264,887
4.91%, 03/19/27, (1-day SOFR Index + 0.78%)(a)(b)(c)	21,125	21,195,132
4.99%, 08/11/27, (1-day SOFR + 0.71%)(a)(b)	6,400	6,413,084
5.05%, 03/21/28, (1-day SOFR Index + 0.92%)(a)(b)	22,400	22,514,693
5.07%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	22,445	22,505,843
5.19%, 08/13/27, (1-day SOFR Index + 0.92%)(a)(b)	10,627	10,657,755
Daimler Truck Finance North America LLC
4.94%, 01/13/28, (1-day SOFR + 0.84%)(a)(b)(c)	10,100	10,106,977
5.09%, 09/25/27, (1-day SOFR + 0.96%)(a)(b)	13,725	13,772,306
Ford Motor Credit Co. LLC
5.75%, 11/05/26, (1-day SOFR + 1.45%)(a)	12,930	12,927,524
6.16%, 03/20/28, (1-day SOFR + 2.03%)(a)	11,175	11,212,114
General Motors Financial Co. Inc.
5.15%, 07/15/27, (1-day SOFR Index + 1.05%)(a)(c)	13,135	13,147,289
5.27%, 02/26/27, (1-day SOFR + 1.04%)(a)(c)	5,528	5,532,557
5.28%, 04/04/28, (1-day SOFR Index + 1.17%)(a)	8,284	8,286,553
5.40%, 01/07/30, (1-day SOFR + 1.29%)(a)(c)	10,541	10,517,713
5.63%, 05/08/27, (1-day SOFR Index + 1.35%)(a)	13,611	13,677,400
Hyundai Capital America
5.03%, 01/07/28, (1-day SOFR + 0.92%)(a)(b)	10,166	10,173,497
5.11%, 03/25/27, (1-day SOFR + 0.99%)(a)(b)	15,400	15,445,466
Security	Par (000)	Value
Auto Manufacturers (continued)
5.15%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	$17,382	$17,437,751
5.16%, 06/24/27, (1-day SOFR + 1.04%)(a)(b)	27,249	27,337,926
5.17%, 03/19/27, (1-day SOFR + 1.04%)(a)(b)	16,226	16,288,123
5.21%, 09/18/28, (1-day SOFR + 1.07%)(a)(b)(c)	6,025	6,055,128
5.25%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	12,600	12,672,092
5.44%, 09/18/30, (1-day SOFR + 1.30%)(a)(b)	10,200	10,264,065
5.47%, 03/27/30, (1-day SOFR + 1.35%)(a)(b)	15,975	16,109,522
5.61%, 01/08/27, (1-day SOFR + 1.50%)(a)(b)	13,862	13,988,195
5.63%, 11/03/25, (1-day SOFR + 1.32%)(a)(b)	9,965	9,965,000
Mercedes-Benz Finance North America LLC
4.71%, 07/31/26, (1-day SOFR + 0.63%)(a)(b)(c)	22,738	22,765,849
4.78%, 01/09/26, (1-day SOFR + 0.67%)(a)(b)	28,905	28,922,633
4.89%, 04/01/27, (1-day SOFR + 0.78%)(a)(b)	21,100	21,188,026
5.05%, 03/31/28, (1-day SOFR + 0.93%)(a)(b)(c)	15,275	15,333,344
5.11%, 11/15/27, (1-day SOFR + 0.85%)(a)(b)	15,850	15,904,048
Toyota Motor Credit Corp.
4.55%, 04/10/26, (1-day SOFR Index + 0.45%)(a)(c)	1,100	1,100,798
4.57%, 01/08/27, (1-day SOFR + 0.47%)(a)(c)	13,912	13,915,050
4.71%, 05/15/26, (1-day SOFR + 0.45%)(a)(c)	23,616	23,633,836
4.76%, 01/05/26, (1-day SOFR + 0.65%)(a)(c)	19,534	19,548,775
4.78%, 03/19/27, (1-day SOFR + 0.65%)(a)	20,907	20,953,562
4.91%, 09/05/28, (1-day SOFR + 0.72%)(a)(c)	1,700	1,712,091
4.97%, 05/14/27, (1-day SOFR + 0.71%)(a)(c)	20,100	20,152,843
5.06%, 08/07/26, (1-day SOFR + 0.77%)(a)	28,750	28,850,683
5.15%, 05/18/26, (1-day SOFR Index + 0.89%)(a)(c)	12,170	12,209,221
Volkswagen Group of America Finance LLC
4.96%, 03/20/26, (1-day SOFR + 0.83%)(a)(b)	6,690	6,694,717
5.18%, 03/25/27, (1-day SOFR + 1.06%)(a)(b)	11,225	11,244,954
5.32%, 08/14/26, (1-day SOFR + 1.06%)(a)(b)(c)	21,782	21,826,453
		819,145,358
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd., 5.96%, 04/02/30, (1-day SOFR + 1.70%)(a)(d)	9,300	9,478,088
Banks — 44.5%
ABN AMRO Bank NV
4.86%, 07/07/28, (1-day SOFR Index + 0.75%)(a)(b)(c)	9,700	9,722,868
5.20%, 12/03/28, (1-day SOFR Index + 1.00%)(a)(b)	15,830	15,867,673
5.92%, 09/18/27, (1-day SOFR Index + 1.78%)(a)(b)	22,425	22,630,277
ASB Bank Ltd., 5.19%, 10/29/30, (1-day SOFR + 0.90%)(a)(b)	6,450	6,500,045
Australia & New Zealand Banking Group Ltd.
4.73%, 12/16/26, (1-day SOFR + 0.47%)(a)(b)(c)	14,440	14,457,912
4.82%, 03/18/26, (1-day SOFR + 0.56%)(a)(b)	28,765	28,796,031
4.88%, 06/18/28, (1-day SOFR + 0.62%)(a)(b)(c)	15,900	15,962,953
4.91%, 09/30/27, (1-day SOFR + 0.65%)(a)(b)(c)	20,165	20,255,730
4.97%, 07/16/27, (1-day SOFR + 0.68%)(a)(b)	43,190	43,401,025
5.10%, 01/18/27, (1-day SOFR + 0.81%)(a)(b)	29,625	29,783,069
5.11%, 12/16/29, (1-day SOFR + 0.85%)(a)(b)(c)	25,850	26,138,042
Banco Santander SA
5.18%, 11/06/30	10,000	10,004,382
5.22%, 07/15/28, (1-day SOFR + 1.12%)(a)(c)	32,015	32,201,475
5.55%, 03/14/28, (1-day SOFR + 1.38%)(a)(c)	17,403	17,523,991
Bank of America Corp.
4.92%, 07/22/27, (1-day SOFR + 0.97%)(a)	21,466	21,538,618
87
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.06%, 09/15/26, (3-mo. CME Term SOFR +1.02%)(a)(c)	$9,164	$9,193,579
5.35%, 02/04/28, (1-day SOFR + 1.05%)(a)	18,645	18,754,753
5.39%, 05/09/29, (1-day SOFR + 1.11%)(a)	18,300	18,435,792
5.49%, 09/15/27, (1-day SOFR + 1.35%)(a)	10,846	10,920,703
Series frn, 4.91%, 01/24/29, (1-day SOFR + 0.83%)(a)(c)	31,180	31,214,058
Bank of America NA, 5.28%, 08/18/26, (1-day SOFR + 1.02%)(a)	27,355	27,502,726
Bank of Montreal
4.78%, 09/15/26, (1-day SOFR Index + 0.62%)(a)(c)	12,782	12,810,529
4.88%, 09/22/28, (1-day SOFR Index + 0.75%)(a)(c)	5,750	5,750,827
4.94%, 01/27/29, (1-day SOFR + 0.86%)(a)(c)	9,800	9,820,056
4.95%, 06/04/27, (1-day SOFR Index + 0.76%)(a)	15,347	15,410,171
5.05%, 09/10/27, (1-day SOFR Index + 0.88%)(a)	27,450	27,547,104
5.33%, 12/11/26, (1-day SOFR Index + 1.16%)(a)(c)	12,475	12,579,733
5.52%, 06/05/26, (1-day SOFR Index + 1.33%)(a)	16,809	16,905,080
Bank of New York Mellon (The), 4.80%, 04/20/27, (1-day SOFR Index + 0.71%)(a)	2,075	2,077,902
Bank of New York Mellon Corp. (The)
4.86%, 06/09/28, (1-day SOFR Index + 0.68%)(a)	9,700	9,702,609
4.92%, 07/21/28, (1-day SOFR Index + 0.83%)(a)(c)	11,921	11,950,215
Bank of New Zealand, 5.10%, 01/27/27, (1-day SOFR + 0.81%)(a)(b)	13,285	13,321,427
Bank of Nova Scotia (The)
4.75%, 03/02/26, (1-day SOFR Index + 0.55%)(a)(c)	14,679	14,693,286
4.77%, 09/15/26, (1-day SOFR + 0.61%)(a)(c)	9,534	9,554,654
4.97%, 06/04/27, (1-day SOFR Index + 0.78%)(a)	21,287	21,376,326
5.14%, 08/01/29, (1-day SOFR Index + 1.80%)(a)(c)	14,900	15,014,649
5.15%, 02/14/29, (1-day SOFR + 0.89%)(a)	13,300	13,310,962
5.19%, 09/08/28, (1-day SOFR + 1.00%)(a)	8,012	8,046,152
Series I, 4.92%, 09/15/28, (1-day SOFR + 0.76%)(a)(c)	6,325	6,325,324
Banque Federative du Credit Mutuel SA
5.08%, 10/16/28, (1-day SOFR + 0.99%)(a)(b)(c)	15,650	15,705,091
5.21%, 01/23/27, (1-day SOFR + 1.13%)(a)(b)(c)	14,582	14,675,616
5.31%, 01/22/30, (1-day SOFR Index + 1.23%)(a)(b)(c)	10,285	10,348,260
5.33%, 02/16/28, (1-day SOFR Index + 1.70%)(a)(b)	12,260	12,331,678
5.50%, 07/13/26, (1-day SOFR Index + 0.39%)(a)(b)	15,975	16,081,621
Barclays PLC
5.36%, 11/11/29, (1-day SOFR + 1.08%)(a)	10,600	10,628,985
5.65%, 03/12/28, (1-day SOFR + 1.49%)(a)	19,900	20,097,643
6.04%, 09/13/27, (1-day SOFR + 1.88%)(a)(c)	13,165	13,302,832
BNP Paribas SA, 5.71%, 05/09/29, (1-day SOFR + 1.43%)(a)(b)	11,050	11,138,985
BPCE SA, 6.07%, 10/19/27, (1-day SOFR Index + 1.98%)(a)(b)(c)	11,781	11,921,282
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
4.82%, 01/13/28, (1-day SOFR + 0.72%)(a)	$18,127	$18,136,584
4.99%, 09/08/28, (1-day SOFR + 0.80%)(a)	5,500	5,503,480
5.06%, 06/28/27, (1-day SOFR + 0.94%)(a)	15,055	15,161,444
5.10%, 09/11/27, (1-day SOFR Index + 0.93%)(a)(c)	16,625	16,680,315
5.15%, 03/30/29, (1-day SOFR + 1.03%)(a)	10,475	10,522,912
5.33%, 10/02/26, (1-day SOFR + 1.22%)(a)	19,895	20,051,228
Citibank N.A.
4.66%, 04/30/26, (1-day SOFR Index + 0.59%)(a)	24,895	24,919,546
4.96%, 11/19/27, (1-day SOFR + 0.71%)(a)	25,955	25,996,957
4.99%, 08/06/26, (1-day SOFR + 0.71%)(a)	33,255	33,338,759
4.99%, 05/29/27, (1-day SOFR + 0.78%)(a)	29,100	29,234,002
5.25%, 12/04/26, (1-day SOFR Index + 1.06%)(a)(c)	20,810	20,940,250
5.32%, 05/29/30, (1-day SOFR + 1.12%)(a)	16,800	17,018,251
Citigroup Inc.
4.95%, 06/09/27, (1-day SOFR + 0.77%)(a)	23,410	23,439,105
5.06%, 03/04/29, (1-day SOFR + 0.87%)(a)(c)	25,950	25,959,293
5.42%, 05/07/28, (1-day SOFR + 1.14%)(a)(c)	12,700	12,779,984
5.52%, 02/24/28, (1-day SOFR + 1.28%)(a)	21,045	21,202,697
Commonwealth Bank of Australia
4.75%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	22,650	22,675,203
4.78%, 06/15/26, (1-day SOFR + 0.52%)(a)(b)(c)	21,731	21,754,540
4.90%, 03/14/28, (1-day SOFR + 0.64%)(a)(b)(c)	22,275	22,373,791
5.01%, 03/13/26, (1-day SOFR + 0.75%)(a)(b)	14,555	14,576,591
5.05%, 10/01/30, (1-day SOFR + 0.78%)(a)(b)(c)	10,405	10,470,415
5.07%, 03/14/30, (1-day SOFR + 0.81%)(a)(b)(c)	47,825	48,160,828
5.23%, 03/14/27, (1-day SOFR + 0.97%)(a)(b)(c)	8,425	8,481,373
Cooperatieve Rabobank UA, 4.68%, 10/17/28, (1-day SOFR + 0.59%)(a)	6,400	6,403,924
Cooperatieve Rabobank UA/New York
4.81%, 01/09/26, (1-day SOFR Index + 0.71%)(a)	15,300	15,312,137
4.90%, 03/05/27, (1-day SOFR Index + 0.71%)(a)	27,780	27,909,459
5.01%, 10/05/26, (1-day SOFR Index + 0.9%)(a)(c)	19,422	19,524,725
Cooperatieve Rabobank UA/NY
4.69%, 01/21/28, (1-day SOFR + 0.60%)(a)	17,280	17,303,116
4.84%, 08/28/26, (1-day SOFR Index + 0.62%)(a)	18,100	18,143,653
4.98%, 10/17/29, (1-day SOFR Index + 0.89%)(a)(c)	16,420	16,508,580
Series ., 4.81%, 05/27/27, (1-day SOFR + 0.59%)(a)(c)	12,950	12,978,020
Credit Agricole SA
5.04%, 03/11/27, (1-day SOFR + 0.87%)(a)(b)	15,320	15,375,720
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	14,630	14,680,966
5.38%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	20,135	20,247,409
5.40%, 07/05/26, (1-day SOFR + 1.29%)(a)(b)	17,525	17,623,222
DBS Group Holdings Ltd.
4.86%, 03/21/28, (1-day SOFR + 0.60%)(a)(b)	31,685	31,787,059
4.91%, 03/21/30, (1-day SOFR + 0.65%)(a)(b)(c)	15,350	15,394,874
Deutsche Bank AG/New York
5.31%, 01/10/29, (1-day SOFR + 1.21%)(a)	16,515	16,591,811
5.48%, 11/16/27, (1-day SOFR + 1.22%)(a)(c)	9,759	9,786,660
Federation des Caisses Desjardins du Quebec, 4.71%, 01/27/27, (1-day SOFR + 0.63%)(a)(b)	2,600	2,604,410
Schedule of Investments
88

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bank N.A., 4.89%, 01/28/28, (1-day SOFR + 0.81%)(a)(c)	$11,880	$11,885,154
Goldman Sachs Bank USA/New York
4.91%, 03/18/27, (1-day SOFR + 0.77%)(a)	15,865	15,889,623
4.99%, 05/21/27, (1-day SOFR + 0.75%)(a)	24,850	24,894,441
Goldman Sachs Group Inc. (The)
4.97%, 12/09/26, (1-day SOFR + 0.79%)(a)	11,577	11,582,157
4.99%, 03/09/27, (1-day SOFR + 0.81%)(a)	22,356	22,381,834
4.99%, 09/10/27, (1-day SOFR + 0.82%)(a)	8,188	8,202,890
5.01%, 10/21/27, (1-day SOFR + 0.92%)(a)(c)	16,595	16,644,160
5.01%, 10/21/29, (1-day SOFR + 0.92%)(a)(c)	10,000	10,003,060
5.36%, 02/24/28, (1-day SOFR + 1.12%)(a)	16,142	16,230,774
5.37%, 04/23/28, (1-day SOFR + 1.29%)(a)	11,475	11,569,129
5.87%, 10/28/27, (3-mo. CME Term SOFR + 2.01%)(a)	30,772	31,177,966
6.01%, 03/15/28, (1-day SOFR + 1.85%)(a)(c)	14,020	14,237,235
HSBC Holdings PLC
5.25%, 03/03/29, (1-day SOFR + 1.03%)(a)	16,265	16,317,089
5.30%, 11/19/28, (1-day SOFR + 1.04%)(a)(c)	12,571	12,616,233
5.55%, 11/19/30, (1-day SOFR + 1.29%)(a)(c)	9,510	9,580,929
5.85%, 08/14/27, (1-day SOFR + 1.57%)(a)(c)	27,390	27,596,925
HSBC USA Inc.
5.15%, 03/04/27, (1-day SOFR + 0.96%)(a)	21,025	21,145,742
5.17%, 06/03/28, (1-day SOFR + 0.97%)(a)	7,100	7,149,739
Huntington National Bank (The), 4.82%, 04/12/28, (1-day SOFR + 0.72%)(a)	17,575	17,568,232
ING Groep NV
5.13%, 04/01/27, (1-day SOFR Index + 1.01%)(a)(c)	19,540	19,586,056
5.13%, 03/25/29, (1-day SOFR Index + 1.01%)(a)	17,850	17,898,527
5.73%, 09/11/27, (1-day SOFR Index + 1.56%)(a)	23,120	23,309,885
JPMorgan Chase & Co.
4.89%, 09/22/27, (1-day SOFR + 0.77%)(a)	16,893	16,933,863
4.94%, 10/22/28, (1-day SOFR + 0.86%)(a)	18,972	19,053,097
4.97%, 04/22/27, (1-day SOFR + 0.89%)(a)	26,067	26,129,670
5.00%, 04/22/28, (1-day SOFR + 0.92%)(a)	30,893	31,043,939
5.01%, 07/22/28, (1-day SOFR + 0.93%)(a)	25,745	25,892,234
5.28%, 01/23/28, (1-day SOFR + 1.20%)(a)	22,246	22,420,524
5.42%, 02/24/28, (1-day SOFR + 1.18%)(a)(c)	24,885	25,081,278
Series FRN, 4.88%, 01/24/29, (1-day SOFR + 0.80%)(a)	25,798	25,830,307
JPMorgan Chase Bank N.A.
4.69%, 04/29/26, (1-day SOFR + 0.62%)(a)(c)	2,705	2,706,509
5.19%, 12/08/26, (1-day SOFR + 1.00%)(a)(c)	25,426	25,608,096
Lloyds Banking Group PLC
5.23%, 06/13/29, (1-day SOFR Index + 1.06%)(a)(c)	8,200	8,225,328
5.30%, 11/26/28, (1-day SOFR Index + 1.06%)(a)	22,968	23,069,243
5.70%, 01/05/28, (1-day SOFR Index + 1.58%)(a)	15,940	16,100,334
5.86%, 08/07/27, (1-day SOFR Index + 1.56%)(a)	21,130	21,296,102
Macquarie Bank Ltd.
5.01%, 06/12/28, (1-day SOFR + 0.74%)(a)(b)	16,900	16,976,083
5.19%, 07/02/27, (1-day SOFR + 0.92%)(a)(b)(c)	19,950	20,073,543
5.48%, 12/07/26, (1-day SOFR + 1.20%)(a)(b)	16,968	17,089,727
5.50%, 06/15/26, (1-day SOFR + 1.24%)(a)(b)	14,994	15,068,037
Security	Par (000)	Value
Banks (continued)
Macquarie Group Ltd., 5.17%, 09/23/27, (1-day SOFR + 0.92%)(a)(b)	$20,145	$20,193,606
Morgan Stanley
5.11%, 04/13/28, (1-day SOFR + 1.02%)(a)	36,373	36,560,230
5.47%, 04/12/29, (1-day SOFR + 1.38%)(a)(c)	16,700	16,921,210
Series I, 5.00%, 10/18/29, (1-day SOFR + 0.92%)(a)(c)	10,000	10,011,698
Morgan Stanley Bank N.A.
4.78%, 10/15/27, (1-day SOFR + 0.69%)(a)	30,850	30,928,032
5.00%, 01/12/29, (1-day SOFR + 0.90%)(a)	17,300	17,357,642
5.03%, 07/14/28, (1-day SOFR + 0.94%)(a)(c)	35,635	35,813,551
5.08%, 05/26/28, (1-day SOFR + 0.87%)(a)	28,960	29,051,743
5.17%, 01/14/28, (1-day SOFR + 1.08%)(a)	23,485	23,629,816
5.24%, 10/30/26, (1-day SOFR + 1.17%)(a)	16,056	16,172,916
Morgan Stanley Private Bank N.A., Series ., 4.87%, 07/06/28, (1-day SOFR + 0.77%)(a)	10,800	10,822,728
National Australia Bank Ltd.
4.78%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	10,860	10,861,011
4.84%, 01/29/26, (1-day SOFR + 0.55%)(a)(b)(c)	12,175	12,181,386
4.89%, 06/11/27, (1-day SOFR + 0.62%)(a)(b)(c)	30,840	30,946,989
4.89%, 10/26/27, (1-day SOFR + 0.60%)(a)(b)	25,900	26,031,134
4.91%, 06/13/28, (1-day SOFR + 0.65%)(a)(b)(c)	17,800	17,882,923
4.92%, 12/10/25, (1-day SOFR + 0.65%)(a)(b)(c)	17,867	17,874,564
4.93%, 01/12/27, (1-day SOFR + 0.65%)(a)(b)	17,560	17,618,987
5.07%, 01/14/30, (1-day SOFR + 0.79%)(a)(b)(c)	20,350	20,522,566
National Bank of Canada, 5.14%, 07/02/27, (1-day SOFR Index + 1.03%)(a)	10,685	10,707,118
NatWest Group PLC
5.34%, 05/23/29, (1-day SOFR + 1.10%)(a)(c)	11,200	11,242,649
5.48%, 03/01/28, (1-day SOFR + 1.25%)(a)	14,305	14,388,729
5.58%, 11/15/28, (1-day SOFR + 1.30%)(a)(c)	13,100	13,212,633
NatWest Markets PLC
4.88%, 09/29/26, (1-day SOFR + 0.76%)(a)(b)(c)	14,160	14,201,883
5.08%, 03/21/28, (1-day SOFR + 0.95%)(a)(b)(c)	12,600	12,652,198
5.16%, 05/17/27, (1-day SOFR + 0.90%)(a)(b)	11,957	12,015,298
5.32%, 03/21/30, (1-day SOFR + 1.19%)(a)(b)	10,200	10,287,201
5.40%, 05/17/29, (1-day SOFR + 1.14%)(a)(b)(c)	17,095	17,243,537
NongHyup Bank
4.97%, 01/21/29, (1-day SOFR + 0.68%)(a)(d)	10,000	10,016,535
5.09%, 07/22/27, (1-day SOFR + 0.80%)(d)	5,500	5,526,897
Nordea Bank Abp
4.84%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)(c)	9,215	9,253,409
4.87%, 03/19/27, (1-day SOFR + 0.74%)(a)(b)(c)	9,770	9,813,473
5.05%, 08/28/30, (1-day SOFR + 0.83%)(a)(b)	10,200	10,199,775
5.19%, 09/10/29, (1-day SOFR + 1.02%)(a)(b)(c)	17,775	17,997,258
PNC Bank N.A.
4.60%, 01/15/27, (1-day SOFR + 0.50%)(a)	10,605	10,606,237
4.81%, 07/21/28, (1-day SOFR + 0.73%)(a)	9,800	9,816,096
Royal Bank of Canada
4.62%, 01/20/26, (1-day SOFR Index + 0.53%)(a)(c)	15,800	15,809,872
4.65%, 04/27/26, (1-day SOFR Index + 0.57%)(a)(c)	16,458	16,482,693
4.65%, 11/02/26, (1-day SOFR Index + 0.59%)(a)(c)	15,300	15,332,218
4.80%, 01/21/27, (1-day SOFR Index + 0.71%)(a)	13,448	13,491,312
4.81%, 10/18/27, (1-day SOFR Index + 0.72%)(a)	22,600	22,644,844
4.87%, 07/23/27, (1-day SOFR Index + 0.79%)(a)	19,875	19,923,042
89
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.91%, 01/24/29, (1-day SOFR Index + 0.83%)(a)	$19,675	$19,688,129
4.94%, 03/27/28, (1-day SOFR Index + 0.82%)(a)	21,450	21,500,139
4.95%, 10/18/28, (1-day SOFR Index + 0.86%)(a)(c)	15,259	15,302,128
5.04%, 01/19/27, (1-day SOFR Index + 0.95%)(a)(c)	19,807	19,932,288
5.17%, 07/20/26, (1-day SOFR Index + 1.08%)(a)(c)	16,075	16,164,086
5.17%, 08/06/29, (1-day SOFR Index + 0.88%)(a)	4,800	4,805,540
5.18%, 01/12/26, (1-day SOFR Index + 1.08%)(a)(c)	5,176	5,184,228
Series 1, 4.76%, 11/03/28, (1-day SOFR + 0.70%)(a)	5,000	5,002,586
Santander Holdings USA Inc., 5.74%, 03/20/29, (1-day SOFR + 1.61%)(a)	11,725	11,849,623
Santander UK Group Holdings PLC, 5.20%, 09/22/29, (1-day SOFR Index + 1.07%)(a)	11,000	11,001,850
Skandinaviska Enskilda Banken AB
4.96%, 06/02/28, (1-day SOFR + 0.75%)(a)(b)	8,800	8,838,536
5.08%, 03/05/27, (1-day SOFR + 0.89%)(a)(b)	15,197	15,293,923
5.26%, 09/03/30, (1-day SOFR + 1.06%)(a)(b)	10,900	10,901,814
Societe Generale SA
5.35%, 02/19/27, (1-day SOFR + 1.10%)(a)(b)(c)	8,000	8,022,924
5.51%, 04/13/29, (1-day SOFR + 1.41%)(a)(b)(c)	14,425	14,498,115
5.66%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)(c)	15,700	15,774,554
5.75%, 01/19/28, (1-day SOFR + 1.66%)(a)(b)(c)	12,655	12,765,640
Standard Chartered Bank/New York, 4.75%, 10/08/26, (1-day SOFR + 0.65%)(a)(c)	1,325	1,327,709
Standard Chartered PLC
5.33%, 01/21/29, (1-day SOFR + 1.24%)(a)(b)	9,275	9,333,310
5.43%, 05/14/28, (1-day SOFR + 1.17%)(a)(b)(c)	18,435	18,538,611
6.04%, 07/06/27, (1-day SOFR + 1.93%)(a)(b)	24,440	24,660,052
6.31%, 02/08/28, (1-day SOFR + 2.03%)(a)(b)	15,725	15,962,651
State Street Bank & Trust Co., 4.69%, 11/25/26, (1-day SOFR + 0.46%)(a)	6,515	6,524,008
State Street Corp.
4.72%, 10/22/27, (1-day SOFR + 0.64%)(a)(c)	10,805	10,826,136
4.91%, 08/03/26, (1-day SOFR + 0.85%)(a)(c)	13,117	13,165,625
5.03%, 04/24/28, (1-day SOFR + 0.95%)(a)(c)	9,370	9,414,448
Sumitomo Mitsui Financial Group Inc.
5.16%, 01/14/27, (1-day SOFR + 0.88%)(a)	22,445	22,562,992
5.33%, 04/15/30, (1-day SOFR + 1.05%)(a)(c)	18,500	18,545,958
5.44%, 07/09/29, (1-day SOFR + 1.17%)(a)	23,485	23,736,849
5.58%, 07/13/26, (1-day SOFR + 1.30%)(a)	16,660	16,763,988
5.71%, 01/13/26, (1-day SOFR + 1.43%)(a)(c)	14,200	14,230,363
Sumitomo Mitsui Trust Bank Ltd.
5.03%, 09/11/28, (1-day SOFR + 0.75%)(a)(b)(c)	11,300	11,325,175
5.26%, 09/10/27, (1-day SOFR + 0.98%)(a)(b)	28,915	29,199,845
5.26%, 03/13/30, (1-day SOFR + 0.99%)(a)(b)(c)	29,000	29,340,058
5.40%, 03/09/26, (1-day SOFR + 1.12%)(a)(b)(c)	20,015	20,068,917
5.42%, 09/14/26, (1-day SOFR + 1.15%)(a)(b)	16,245	16,356,330
Svenska Handelsbanken AB
4.88%, 05/28/27, (1-day SOFR + 0.66%)(a)(b)	17,377	17,438,246
4.97%, 05/23/28, (1-day SOFR + 0.74%)(a)(b)	8,950	8,994,880
5.41%, 06/15/26, (1-day SOFR + 1.25%)(a)(b)	21,100	21,213,476
Security	Par (000)	Value
Banks (continued)
Swedbank AB
5.27%, 11/20/29, (1-day SOFR + 1.03%)(a)(b)	$10,816	$10,940,354
5.54%, 06/15/26, (1-day SOFR Index + 1.38%)(a)(b)	19,825	19,920,057
Toronto-Dominion Bank (The)
4.76%, 09/10/26, (1-day SOFR + 0.59%)(a)(c)	11,987	12,013,472
4.76%, 12/17/26, (1-day SOFR + 0.62%)(a)	14,139	14,179,348
4.84%, 04/05/27, (1-day SOFR + 0.73%)(a)	20,754	20,829,237
4.85%, 10/13/28, (1-day SOFR + 0.75%)(a)(c)	5,500	5,504,911
4.88%, 01/31/28, (1-day SOFR + 0.82%)(a)	15,265	15,323,410
5.12%, 06/02/28, (1-day SOFR + 0.91%)(a)	9,750	9,794,983
5.17%, 07/17/26, (1-day SOFR + 1.08%)(a)(c)	13,803	13,877,074
5.17%, 12/17/29, (1-day SOFR + 1.03%)(a)(c)	15,740	15,830,608
U.S. Bank NA/Cincinnati OH, 4.77%, 10/22/27, (1-day SOFR + 0.69%)(a)	21,570	21,592,254
UBS Group AG, 4.97%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)(c)	15,750	15,732,474
United Overseas Bank Ltd.
4.84%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	19,250	19,304,456
4.91%, 04/02/30, (1-day SOFR Index + 0.65%)(a)(b)	2,300	2,305,497
Wells Fargo & Co.
4.86%, 01/24/28, (1-day SOFR + 0.78%)(a)	24,315	24,372,773
5.04%, 09/15/29, (1-day SOFR + 0.88%)(a)	20,150	20,168,889
5.15%, 04/22/28, (1-day SOFR + 1.07%)(a)	35,868	36,084,759
5.45%, 04/23/29, (1-day SOFR + 1.37%)(a)(c)	11,500	11,651,667
Wells Fargo Bank NA
4.81%, 01/15/26, (1-day SOFR + 0.71%)(a)	25,245	25,252,837
5.24%, 12/11/26, (1-day SOFR + 1.07%)(a)(c)	19,395	19,574,238
5.35%, 08/07/26, (1-day SOFR + 1.06%)(a)(c)	18,770	18,867,487
Westpac Banking Corp.
4.71%, 04/16/26, (1-day SOFR + 0.42%)(a)(c)	13,675	13,684,189
4.75%, 10/20/26, (1-day SOFR + 0.46%)(a)	24,115	24,147,824
4.78%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,005	12,992,822
4.80%, 06/03/26, (1-day SOFR + 0.52%)(a)(c)	13,096	13,111,851
4.84%, 01/29/26, (1-day SOFR + 0.55%)(a)(b)(c)	6,200	6,203,471
5.01%, 11/17/25, (1-day SOFR + 0.72%)(a)	23,205	23,209,372
5.09%, 07/01/30, (1-day SOFR + 0.82%)(a)(c)	21,700	21,885,219
5.10%, 04/16/29, (1-day SOFR + 0.81%)(a)(c)	28,701	28,937,503
		4,044,450,093
Beverages — 0.6%
Keurig Dr Pepper Inc.
4.84%, 11/15/26, (1-day SOFR + 0.58%)(a)	1,375	1,374,242
5.04%, 03/15/27, (1-day SOFR Index + 0.88%)(a)(c)	16,058	16,062,762
PepsiCo Inc., 4.67%, 02/13/26, (1-day SOFR Index + 0.40%)(a)(c)	13,411	13,416,790
Pepsico Singapore Financing I Pte Ltd., 4.85%, 02/16/27, (1-day SOFR Index + 0.56%)(a)(c)	20,191	20,231,163
		51,084,957
Commercial Services — 0.1%
PayPal Holdings Inc., 4.86%, 03/06/28, (1-day SOFR + 0.67%)(a)(c)	13,030	13,057,027
Computers — 0.0%
Hewlett Packard Enterprise Co., 5.12%, 09/15/28, (1-day SOFR + 0.96%)(a)(c)	100	100,321
Schedule of Investments
90

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 2.1%
American Express Co.
4.83%, 04/23/27, (1-day SOFR + 0.75%)(a)	$11,355	$11,370,247
4.90%, 07/20/29, (1-day SOFR + 0.81%)(a)	15,200	15,215,755
4.95%, 11/04/26, (1-day SOFR Index + 0.65%)(a)	19,244	19,301,803
5.01%, 07/26/28, (1-day SOFR + 0.93%)(a)(c)	18,567	18,652,222
5.03%, 02/13/26, (1-day SOFR + 0.76%)(a)	17,362	17,376,059
5.05%, 07/28/27, (1-day SOFR Index + 0.97%)(a)	17,391	17,418,757
5.26%, 02/16/28, (1-day SOFR Index + 1.10%)(a)(c)	16,646	16,723,929
5.34%, 04/25/29, (1-day SOFR + 1.26%)(a)	10,450	10,576,806
Charles Schwab Corp. (The)
4.79%, 05/13/26, (1-day SOFR Index + 0.52%)(a)	16,662	16,669,999
5.25%, 03/03/27, (1-day SOFR Index + 1.05%)(a)(c)	14,468	14,571,980
Mastercard Inc., 4.60%, 03/15/28, (1-day SOFR Index + 0.44%)(a)(c)	10,448	10,466,548
Nomura Holdings Inc., 5.51%, 07/02/27, (1-day SOFR + 1.25%)(a)	18,197	18,336,921
Stellantis Financial Services U.S. Corp., 5.85%, 09/15/28, (1-day SOFR + 1.69%)(a)(b)	5,000	5,018,632
		191,699,658
Electric — 1.2%
Consolidated Edison Co. of New York Inc., 4.78%, 11/18/27, (1-day SOFR Index + 0.52%)(a)(c)	13,634	13,647,106
Georgia Power Co., 4.44%, 09/15/26, (1-day SOFR Index + 0.28%)(a)(c)	13,700	13,693,539
National Rural Utilities Cooperative Finance Corp.
4.97%, 09/16/27, (1-day SOFR + 0.82%)(a)	10,335	10,392,159
5.10%, 02/05/27, (1-day SOFR + 0.80%)(a)	12,460	12,513,469
NextEra Energy Capital Holdings Inc.
4.83%, 01/29/26, (1-day SOFR Index + 0.76%)(a)	27,780	27,807,785
5.10%, 02/04/28, (1-day SOFR Index + 0.80%)(a)	13,510	13,585,507
Pinnacle West Capital Corp., 4.99%, 06/10/26, (1-day SOFR + 0.82%)(a)	17,471	17,504,928
		109,144,493
Electronics — 0.1%
Amphenol Corp., 4.59%, 11/15/27, (1-day SOFR + 0.53%)(a)	7,050	7,062,153
Health Care - Services — 0.4%
HCA Inc., 5.08%, 03/01/28, (1-day SOFR + 0.87%)(a)	11,450	11,499,567
Roche Holdings Inc., 5.01%, 11/13/26, (1-day SOFR + 0.74%)(a)(b)	11,825	11,881,959
UnitedHealth Group Inc., 4.60%, 07/15/26, (1-day SOFR + 0.50%)(a)(c)	16,383	16,395,002
		39,776,528
Holding Companies - Diversified — 0.0%
Temasek Financial I Ltd., 4.68%, 08/20/27, (1-day SOFR + 0.38%)(a)(b)	2,550	2,551,858
Insurance — 5.8%
Athene Global Funding
4.84%, 07/16/26, (1-day SOFR Index + 0.75%)(a)(b)	2,850	2,854,457
Security	Par (000)	Value
Insurance (continued)
4.94%, 01/07/27, (1-day SOFR Index + 0.83%)(a)(b)	$12,575	$12,608,506
5.13%, 05/08/26, (1-day SOFR Index + 0.85%)(a)(b)(c)	10,866	10,885,271
5.14%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)	18,900	18,900,954
5.14%, 09/18/28, (1-day SOFR Index + 1.00%)(a)(b)	11,000	11,009,860
5.25%, 08/27/26, (1-day SOFR Index + 1.30%)(a)(b)	11,575	11,623,146
5.33%, 03/25/27, (1-day SOFR Index + 1.12%)(a)(b)	12,563	12,652,807
Corebridge Global Funding
4.86%, 01/07/28, (1-day SOFR + 0.75%)(a)(b)	10,075	10,069,865
5.42%, 09/25/26, (1-day SOFR + 1.30%)(a)(b)	22,703	22,853,844
F&G Global Funding, 5.51%, 09/08/28, (1-day SOFR + 1.33%)(a)(b)	5,300	5,328,103
Jackson National Life Global Funding
5.07%, 06/09/27, (1-day SOFR + 0.89%)(a)(b)	200	200,623
5.07%, 01/14/28, (1-day SOFR + 0.97%)(a)(b)	13,230	13,276,027
5.11%, 09/12/28, (1-day SOFR + 0.95%)(a)(b)	15,000	15,081,736
Marsh & McLennan Companies Inc., 4.98%, 11/08/27, (1-day SOFR Index + 0.70%)(a)(c)	11,831	11,869,246
MassMutual Global Funding II
4.84%, 01/29/27, (1-day SOFR + 0.77%)(a)(b)	20,883	20,972,241
4.84%, 04/09/27, (1-day SOFR + 0.74%)(a)(b)	17,550	17,619,048
5.08%, 07/10/26, (1-day SOFR + 0.98%)(a)(b)	19,037	19,125,749
Metropolitan Life Global Funding I
4.67%, 04/09/26, (1-day SOFR Index + 0.57%)(a)(b)(c)	16,090	16,106,175
4.87%, 06/11/27, (1-day SOFR Index + 0.70%)(a)(b)(c)	15,850	15,902,743
New York Life Global Funding
4.66%, 06/09/26, (1-day SOFR + 0.48%)(a)(b)(c)	20,295	20,319,173
4.67%, 01/16/26, (1-day SOFR Index + 0.58%)(a)(b)(c)	23,075	23,091,166
4.71%, 02/05/27, (1-day SOFR + 0.41%)(a)(b)(c)	16,775	16,774,777
4.72%, 06/11/27, (1-day SOFR + 0.55%)(a)(b)	1,600	1,601,478
4.74%, 07/25/28, (1-day SOFR + 0.66%)(a)(b)(c)	11,400	11,412,272
4.78%, 04/02/27, (1-day SOFR + 0.67%)(a)(b)	20,690	20,759,458
4.80%, 08/28/26, (1-day SOFR + 0.58%)(a)(b)	13,820	13,845,097
4.96%, 04/25/28, (1-day SOFR + 0.88%)(a)(b)	13,225	13,311,665
5.04%, 04/02/26, (1-day SOFR Index + 0.93%)(a)(b)(c)	12,481	12,514,996
Northwestern Mutual Global Funding, 4.89%, 08/25/28, (1-day SOFR + 0.66%)(a)(b)(c)	4,900	4,903,217
Pacific Life Global Funding II
4.68%, 01/27/28, (1-day SOFR + 0.60%)(a)(b)	5,400	5,399,686
4.71%, 12/20/27, (1-day SOFR + 0.58%)(a)(b)	14,100	14,098,569
4.72%, 03/27/26, (1-day SOFR + 0.60%)(a)(b)(c)	12,446	12,450,644
4.78%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)	1,250	1,250,258
4.81%, 06/04/26, (1-day SOFR + 0.62%)(a)(b)(c)	15,262	15,287,170
4.85%, 07/10/28, (1-day SOFR + 0.75%)(a)(b)(c)	10,000	10,029,364
5.13%, 07/28/26, (1-day SOFR Index + 1.05%)(a)(b)	21,347	21,444,517
5.15%, 02/05/27, (1-day SOFR + 0.85%)(a)(b)	20,620	20,716,795
Principal Life Global Funding II, 5.07%, 08/18/28, (1-day SOFR + 0.81%)(a)(b)	10,000	10,002,714
91
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Protective Life Global Funding
4.80%, 04/10/26, (1-day SOFR + 0.70%)(a)(b)(c)	$10,285	$10,295,728
5.02%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)(c)	15,000	15,034,720
		523,483,865
Machinery — 2.4%
Caterpillar Financial Services Corp.
4.49%, 01/07/27, (1-day SOFR + 0.38%)(a)(c)	13,580	13,589,646
4.68%, 02/27/26, (1-day SOFR + 0.46%)(a)(c)	25,484	25,502,472
4.72%, 03/03/28, (1-day SOFR + 0.52%)(a)	13,530	13,545,532
4.78%, 10/16/26, (1-day SOFR + 0.69%)(a)(c)	13,529	13,583,634
4.78%, 05/14/27, (1-day SOFR + 0.52%)(a)	18,894	18,939,433
4.82%, 11/15/27, (1-day SOFR + 0.56%)(a)(c)	14,780	14,813,196
4.90%, 08/15/28, (1-day SOFR + 0.64%)(a)(c)	10,000	10,045,593
John Deere Capital Corp.
4.52%, 01/05/27, (1-day SOFR + 0.40%)(a)(c)	11,100	11,118,797
4.64%, 03/06/26, (1-day SOFR + 0.44%)(a)	13,864	13,869,105
4.70%, 04/19/27, (1-day SOFR + 0.60%)(a)(c)	17,604	17,660,683
4.70%, 03/06/28, (1-day SOFR + 0.50%)(a)(c)	11,505	11,519,552
4.77%, 09/11/28, (1-day SOFR + 0.58%)(a)(c)	400	400,417
4.78%, 07/15/27, (1-day SOFR + 0.68%)(a)(c)	12,250	12,340,954
4.79%, 03/03/26, (1-day SOFR + 0.57%)(a)(c)	13,093	13,108,236
4.79%, 06/11/27, (1-day SOFR + 0.60%)(a)	16,907	16,931,735
4.99%, 06/08/26, (1-day SOFR + 0.79%)(a)	13,648	13,692,666
		220,661,651
Manufacturing — 0.2%
Siemens Funding BV, 4.87%, 05/26/28, (1-day SOFR + 0.64%)(a)(b)	16,550	16,603,793
Mining — 0.4%
Glencore Funding LLC
4.86%, 10/01/26, (1-day SOFR Index + 0.75%)(a)(b)	5,800	5,805,324
5.17%, 04/04/27, (1-day SOFR Index + 1.06%)(a)(b)(c)	12,095	12,145,575
Rio Tinto Finance USA PLC, 5.00%, 03/14/28, (1-day SOFR Index + 0.84%)(a)	15,055	15,182,985
		33,133,884
Multi-National — 3.6%
European Investment Bank, 5.24%, 05/21/28, (1-day SOFR Index + 1.10%)(a)(b)	35,790	36,433,297
Inter-American Development Bank
4.41%, 03/20/28, (1-day SOFR Index + 0.27%)(a)	68,340	68,347,887
4.47%, 10/05/28, (1-day SOFR Index + 0.35%)(a)(c)	53,146	53,225,866
International Bank for Reconstruction & Development
4.39%, 01/24/29, (1-day SOFR Index + 0.3%)(a)(c)	76,797	76,834,824
4.47%, 01/12/27, (1-day SOFR Index + 0.37%)(a)(c)	92,943	93,153,251
		327,995,125
Oil & Gas — 0.5%
Chevron USA Inc.
4.59%, 02/26/27, (1-day SOFR Index + 0.36%)(a)(c)	13,070	13,101,186
4.70%, 02/26/28, (1-day SOFR Index + 0.47%)(a)	10,116	10,135,387
4.92%, 10/15/30, (1-day SOFR + 0.82%)(a)	10,000	10,003,961
Security	Par (000)	Value
Oil & Gas (continued)
Series ., 4.84%, 08/13/28, (1-day SOFR + 0.57%)(a)	$10,000	$10,039,001
		43,279,535
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., 4.73%, 02/20/26, (1-day SOFR + 0.49%)(a)(c)	23,603	23,621,873
Eli Lilly & Co., 4.72%, 10/15/28, (1-day SOFR + 0.53%)(a)(c)	12,100	12,130,715
GlaxoSmithKline Capital PLC, 4.66%, 03/12/27, (1-day SOFR + 0.50%)(a)(c)	10,260	10,299,371
Sanofi SA
4.52%, 11/03/27, (1-day SOFR + 0.46%)(a)	9,675	9,713,773
4.60%, 11/03/28, (1-day SOFR + 0.54%)(a)	9,675	9,708,914
		65,474,646
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 4.79%, 04/16/27, (1-day SOFR Index + 0.70%)(a)	29,873	29,936,936
Retail — 0.3%
Walmart Inc., 4.51%, 04/28/27, (1-day SOFR Index + 0.43%)(a)	23,325	23,396,577
Savings & Loans — 0.4%
Nationwide Building Society
5.13%, 09/30/30, (1-day SOFR + 1.01%)(a)(b)	10,900	10,902,243
5.17%, 07/14/29, (1-day SOFR + 1.07%)(a)(b)	10,200	10,213,024
5.55%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(c)	13,578	13,660,738
		34,776,005
Software — 0.2%
Oracle Corp., 4.82%, 08/03/28, (1-day SOFR + 0.76%)(a)	13,580	13,632,024
Telecommunications — 0.3%
NTT Finance Corp.
5.36%, 07/16/28, (1-day SOFR + 1.08%)(a)(b)	9,600	9,696,631
5.59%, 07/16/30, (1-day SOFR + 1.31%)(a)(b)	14,800	15,074,820
		24,771,451
Total Corporate Bonds & Notes — 73.9% (Cost: $6,685,268,774)		6,707,792,571
Foreign Government Obligations(e)
Canada — 0.5%
CPPIB Capital Inc., 5.44%, 03/11/26, (1-day SOFR + 1.25%)(a)(b)(c)	23,950	24,047,788
Export Development Canada, 4.40%, 08/01/28, (1-day SOFR Index + 0.33%)(a)	19,710	19,752,018
PSP Capital Inc., 4.58%, 12/01/27, (1-day SOFR + 0.35%)(a)(b)	2,000	2,002,900
		45,802,706
Finland — 0.1%
Kuntarahoitus OYJ, 5.07%, 02/02/29, (1-day SOFR Index + 0.10%)(a)(b)	10,600	10,798,238
Schedule of Investments
92

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands — 0.1%
BNG Bank NV
5.16%, 03/17/28, (1-day SOFR Index + 1.00%)(a)(b)	$4,000	$4,059,596
5.31%, 08/05/26, (1-day SOFR Index + 1.00%)(a)(b)(c)	1,800	1,810,556
		5,870,152
Norway — 2.0%
Kommunalbanken AS
4.52%, 04/09/29, (1-day SOFR Index + 0.41%)(a)(b)	53,100	53,157,779
4.62%, 03/03/28, (1-day SOFR Index + 0.4%)(a)(b)(c)	67,925	68,032,157
5.16%, 06/17/26, (1-day SOFR Index + 1.1%)(a)(b)(c)	60,670	60,956,616
		182,146,552
South Korea — 1.7%
Export-Import Bank of Korea
4.72%, 09/22/28, (1-day SOFR + 0.46%)(a)	4,600	4,605,185
4.75%, 01/14/28, (1-day SOFR + 0.47%)(a)	17,745	17,761,315
5.10%, 09/11/29, (1-day SOFR + 0.82%)(a)	21,320	21,578,864
Industrial Bank of Korea
4.83%, 06/24/28, (1-day SOFR + 0.58%)(a)(d)	7,600	7,621,528
4.88%, 09/30/27, (1-day SOFR + 0.62%)(a)(d)	10,825	10,859,425
Korea Development Bank (The)
4.99%, 10/23/26, (1-day SOFR + 0.70%)(a)	11,500	11,534,027
5.05%, 02/03/30, (1-day SOFR + 0.76%)(a)	33,975	34,255,276
Korea Gas Corp., 4.92%, 07/10/28, (1-day SOFR + 0.65%)(a)(d)	2,200	2,205,922
Korea Housing Finance Corp., 5.19%, 01/21/30, (1-day SOFR + 0.90%)(a)(d)	10,800	10,905,686
Korea National Oil Corp.
5.03%, 03/31/28, (1-day SOFR + 0.77%)(a)(d)	7,500	7,526,228
5.10%, 04/03/27, (1-day SOFR + 0.83%)(a)(d)	5,400	5,421,182
5.16%, 09/30/27, (1-day SOFR + 0.90%)(a)(d)	15,000	15,089,936
5.38%, 11/14/26, (1-day SOFR + 1.08%)(a)(d)	9,670	9,721,695
		159,086,269
Supranational — 20.1%
Asian Development Bank
4.44%, 06/20/28, (1-day SOFR Index + 0.30%)(a)	48,066	48,099,871
5.12%, 04/06/27, (1-day SOFR Index + 1.00%)(a)	51,837	52,411,858
5.17%, 06/16/26, (1-day SOFR Index + 1.00%)(a)	65,955	66,310,220
5.24%, 08/27/26, (1-day SOFR Index + 1.00%)(a)	53,455	53,822,912
Asian Infrastructure Investment Bank (The)
4.32%, 04/15/26, (1-day SOFR + 0.22%)(a)(b)	4,575	4,577,053
4.90%, 08/16/27, (1-day SOFR Index + 0.62%)(a)(b)(c)	12,450	12,532,014
European Bank for Reconstruction & Development
4.29%, 04/14/26, (1-day SOFR Index + 0.19%)(a)	90,715	90,739,611
4.51%, 07/22/30, (1-day SOFR Index + 0.42%)(a)	47,450	47,530,181
4.56%, 02/16/29, (1-day SOFR Index + 0.3%)(a)	82,689	82,684,821
4.59%, 02/20/28, (1-day SOFR Index + 0.33%)(a)	97,720	97,841,612
Security	Par (000)	Value
Supranational (continued)
European Investment Bank
4.60%, 08/14/29, (1-day SOFR Index + 0.32%)(a)	$34,460	$34,504,221
5.09%, 01/21/26, (1-day SOFR Index + 1.10%)(a)(b)	51,370	51,466,460
Inter-American Development Bank
4.34%, 09/16/26, (1-day SOFR Index + 0.17%)(a)	70,392	70,395,841
4.38%, 04/12/27, (1-day SOFR Index + 0.28%)(a)	61,278	61,340,413
4.44%, 08/01/29, (1-day SOFR Index + 0.37%)(a)	64,666	64,743,564
4.47%, 10/04/27, (1-day SOFR Index + 0.35%)(a)(c)	68,902	69,042,264
4.49%, 02/10/26, (1-day SOFR Index + 0.20%)(a)(c)	57,419	57,428,710
4.58%, 02/15/29, (1-day SOFR Index + 0.3%)(a)	68,748	68,734,366
Series GLOB, 4.56%, 03/13/30, (1-day SOFR Index + 0.39%)(a)(c)	41,375	41,398,093
International Bank for Reconstruction & Development
4.35%, 06/15/26, (1-day SOFR Index + 0.18%)(a)	36,110	36,120,359
4.44%, 06/15/27, (1-day SOFR Index + 0.27%)(a)	72,845	72,954,304
4.45%, 09/23/26, (1-day SOFR Index + 0.31%)(a)	80,549	80,664,987
4.53%, 02/23/27, (1-day SOFR Index + 0.28%)(a)(c)	15,880	15,901,336
4.54%, 11/22/28, (1-day SOFR Index + 0.29%)(a)(c)	73,995	74,062,684
4.55%, 11/18/27, (1-day SOFR Index + 0.28%)(a)	30,150	30,184,096
4.58%, 05/15/28, (1-day SOFR Index + 0.30%)(a)	65,175	65,264,236
4.69%, 08/19/27, (1-day SOFR Index + 0.43%)(a)	106,094	106,518,691
Series GDIF, 4.58%, 10/04/30, (1-day SOFR Index + 0.46%)(a)(c)	27,000	27,112,311
International Finance Corp.
4.35%, 07/30/27, (1-day SOFR Index + 0.27%)(a)	650	650,647
4.45%, 03/16/26, (1-day SOFR Index + 0.28%)(a)	41,167	41,188,641
4.49%, 10/22/30, (1-day SOFR Index + 0.38%)(a)	15,000	15,011,484
4.59%, 08/28/28, (1-day SOFR Index + 0.31%)(a)	83,722	83,829,745
4.60%, 08/28/29, (1-day SOFR Index + 0.36%)(a)(c)	41,375	41,434,452
Nordic Investment Bank
4.41%, 10/04/27, (1-day SOFR Index + 0.29%)(a)(b)	3,481	3,484,835
5.29%, 05/12/26, (1-day SOFR Index + 1.10%)(a)	57,548	57,801,263
		1,827,788,156
93
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden — 0.8%
Svensk Exportkredit AB
5.07%, 08/03/26, (1-day SOFR Index + 1.10%)(a)	$49,760	$50,052,647
5.31%, 05/05/27, (1-day SOFR + 1.00%)(a)	20,000	20,208,652
		70,261,299
Total Foreign Government Obligations — 25.3% (Cost: $2,299,500,261)		2,301,753,372
Total Long-Term Investments — 99.2% (Cost: $8,984,769,035)		9,009,545,943
	Shares
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	182,239,779	182,330,899
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	57,480,000	57,480,000
Total Short-Term Securities — 2.6% (Cost: $239,690,451)		239,810,899
Total Investments — 101.8% (Cost: $9,224,459,486)		9,249,356,842
Liabilities in Excess of Other Assets — (1.8)%		(167,965,399)
Net Assets — 100.0%		$9,081,391,443

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,798,177	$—	$(225,377,618)(a)	$25,085	$(114,745)	$182,330,899	182,239,779	$1,125,097 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,930,000	1,550,000 (a)	—	—	—	57,480,000	57,480,000	1,856,125	—
				$25,085	$(114,745)	$239,810,899		$2,981,222	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
94

Schedule of Investments (continued)
October 31, 2025
iShares® Floating Rate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,707,792,571	$—	$6,707,792,571
Foreign Government Obligations	—	2,301,753,372	—	2,301,753,372
Short-Term Securities
Money Market Funds	239,810,899	—	—	239,810,899
	$239,810,899	$9,009,545,943	$—	$9,249,356,842
See notes to financial statements.
95
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 2.97%, 09/25/27(a)	$60	$58,869
Total Collateralized Mortgage Obligations — 0.0% (Cost: $58,141)		58,869
Corporate Bonds & Notes
Australia — 0.9%
MTR Corp. CI Ltd., 2.50%, 11/02/26(b)	1,100	1,084,778
Norinchukin Bank (The), 1.28%, 09/22/26(c)(d)	980	955,079
Principal Life Global Funding II, 1.25%, 08/16/26(c)	1,135	1,110,104
WP Carey Inc., 2.45%, 02/01/32	646	568,891
		3,718,852
Canada — 1.2%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(c)(d)	620	452,061
Brookfield Finance Inc., 2.72%, 04/15/31	905	826,650
Manulife Financial Corp., 3.70%, 03/16/32	1,360	1,303,101
Royal Bank of Canada, 1.15%, 07/14/26	1,359	1,332,109
Toronto-Dominion Bank (The), 5.26%, 12/11/26	1,092	1,105,884
		5,019,805
Chile — 0.6%
Colbun SA, 3.15%, 01/19/32(b)	940	857,953
Engie Energia Chile SA, 6.38%, 04/17/34(b)	850	905,985
Inversiones CMPC SA, 4.38%, 04/04/27(b)(d)	980	978,713
		2,742,651
China — 3.3%
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(b)	400	397,579
2.00%, 01/18/27(b)	600	585,681
Amipeace Ltd., 1.75%, 11/09/26(b)	700	684,042
Baidu Inc., 2.38%, 08/23/31(d)	1,305	1,184,415
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	1,200	1,184,641
Bank of China Ltd./Paris, 4.75%, 11/23/25(b)	600	600,117
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(b)	200	202,082
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(b)	800	807,642
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(b)	800	801,790
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	500	488,289
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(b)	800	804,954
Industrial & Commercial Bank of China Ltd., 4.13%, 05/21/28(b)	500	503,481
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(b)	1,800	1,758,083
5.38%, 10/25/26(b)	1,900	1,923,811
Lenovo Group Ltd., 6.54%, 07/27/32(b)	1,005	1,108,317
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	660	547,058
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	600	583,159
		14,165,141
Denmark — 0.4%
AP Moller - Maersk A/S, 5.88%, 09/14/33(c)	1,445	1,538,793
Security	Par (000)	Value
France — 0.4%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.91%)(a)(c)	$1,845	$1,812,732
Germany — 4.8%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,420	1,405,757
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,372	2,922,962
1.00%, 10/01/26	5,511	5,371,993
1.75%, 09/14/29	3,887	3,618,568
4.38%, 02/28/34	3,620	3,706,620
RWE Finance U.S. LLC
5.13%, 09/18/35(c)	1,770	1,746,889
5.88%, 04/16/34(c)	1,850	1,936,765
		20,709,554
Hong Kong — 1.5%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(b)	400	391,484
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(b)	900	804,094
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,300	1,275,011
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	891,381
MTR Corp. Ltd., 1.63%, 08/19/30(b)	2,280	2,061,951
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	885,283
		6,309,204
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	1,300	1,379,266
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)	890	846,842
3.84%, 12/13/27(b)	1,000	988,614
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	700	690,252
REC Ltd.
3.88%, 07/07/27(b)	900	891,378
4.75%, 09/27/29(b)	1,040	1,050,047
5.63%, 04/11/28(b)	1,400	1,435,900
		5,903,033
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	730	741,357
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	1,400	1,347,652
		2,089,009
Japan — 3.7%
Aozora Bank Ltd.
5.90%, 03/02/26(b)	400	401,515
5.90%, 09/08/26(b)	500	505,001
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(b)	700	697,544
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,023	1,981,344
2.97%, 03/10/32	1,449	1,323,954
Marubeni Corp., 1.58%, 09/17/26(b)	900	879,020
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(c)(d)	575	506,938
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	895	864,666
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	2,475	2,574,293
Norinchukin Bank (The)
4.87%, 09/14/27(c)	775	781,613
5.09%, 10/16/29(c)	900	918,461
Schedule of Investments
96

Schedule of Investments (continued)
October 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
5.43%, 03/09/28(c)	$1,060	$1,084,397
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	905	861,105
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(c)(d)	795	786,847
2.80%, 03/10/27(c)	890	875,532
5.50%, 03/09/28(c)(d)	1,015	1,046,458
		16,088,688
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(b)	900	932,028
Netherlands — 1.8%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(c)	1,995	1,889,736
Cooperatieve Rabobank UA, 1.11%, 02/24/27, (1-year CMT + 0.55%)(a)(c)(d)	1,975	1,955,427
ING Groep NV, 4.63%, 01/06/26(c)(d)	1,965	1,965,588
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(c)(d)	2,030	2,017,149
		7,827,900
Philippines — 0.1%
Philippine National Bank, 4.85%, 10/23/29(b)	550	559,519
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(c)	1,455	1,375,495
Saudi Arabia — 5.0%
Gaci First Investment Co.
4.75%, 02/14/30(b)	3,300	3,345,902
4.88%, 02/14/35(b)	3,500	3,505,869
5.00%, 10/13/27(b)	2,000	2,024,961
5.13%, 02/14/53(b)	3,300	3,040,107
5.25%, 10/13/32(b)	2,920	3,026,306
5.38%, 10/13/2122(b)	1,000	896,342
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(b)	1,100	1,002,163
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	2,150	2,165,847
5.49%, 02/18/35(b)	2,400	2,517,927
		21,525,424
South Korea — 3.1%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(b)	600	604,961
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	625	639,158
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	925	917,428
2.50%, 01/24/27(b)	650	636,057
Kia Corp.
1.75%, 10/16/26(b)	750	732,003
2.75%, 02/14/27(b)	530	519,822
Korea Ocean Business Corp., 4.63%, 05/09/30(b)	200	203,813
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(b)	980	996,909
LG Chem Ltd., 3.63%, 04/15/29(b)	945	923,362
LG Energy Solution Ltd.
5.38%, 07/02/29(b)	1,485	1,522,324
5.50%, 07/02/34(b)	845	862,161
5.63%, 09/25/26(b)	825	833,263
5.75%, 09/25/28(b)	1,125	1,164,673
5.88%, 04/02/35(b)	1,300	1,353,116
Security	Par (000)	Value
South Korea (continued)
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(d)	$1,090	$1,070,684
SK Battery America Inc., 4.88%, 01/23/27(b)	600	603,102
		13,582,836
Supranational — 0.4%
New Development Bank, 5.13%, 04/26/26(b)	1,900	1,906,331
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(c)	1,940	1,892,204
United Arab Emirates — 6.5%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(b)	900	904,073
5.50%, 01/12/29(b)	1,300	1,350,968
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(b)	900	918,995
4.88%, 05/21/30(b)	1,050	1,071,138
4.88%, 07/25/33(b)	1,400	1,418,666
5.25%, 07/25/34(b)	900	932,432
5.38%, 05/21/35(b)	800	831,715
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(b)	1,950	1,980,371
4.75%, 03/09/37(b)	1,400	1,391,837
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	700	730,467
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	1,300	1,308,921
5.25%, 03/25/35(b)	400	409,383
5.50%, 05/16/34(b)	1,700	1,774,311
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(b)	1,000	1,025,974
DP World Crescent Ltd., 5.50%, 09/13/33(b)	2,800	2,917,940
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	1,300	1,363,016
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(b)	1,200	1,219,717
5.13%, 10/13/27(b)	1,375	1,402,904
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	1,200	1,176,211
4.64%, 05/14/29(b)	1,400	1,407,162
5.00%, 06/01/33(b)	600	611,931
National Central Cooling Co. PJSC, 5.28%, 03/05/30(b)	1,200	1,235,385
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,099	941,282
		28,324,799
United States — 36.4%
AES Andes SA, 6.30%, 03/15/29(b)	750	777,159
AES Corp. (The)
1.38%, 01/15/26	1,388	1,378,779
2.45%, 01/15/31(d)	1,968	1,782,321
5.45%, 06/01/28	1,615	1,642,789
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	1,605	1,352,665
2.95%, 03/15/34	1,427	1,223,819
3.80%, 04/15/26	729	727,037
4.75%, 04/15/35	927	898,042
American Homes 4 Rent LP, 5.50%, 02/01/34	1,087	1,122,521
Apple Inc., 3.00%, 06/20/27	2,025	2,000,720
Arizona Public Service Co., 2.65%, 09/15/50	764	472,330
AvalonBay Communities Inc.
1.90%, 12/01/28(d)	793	743,684
2.05%, 01/15/32(d)	1,265	1,108,803
Avangrid Inc., 3.80%, 06/01/29	1,295	1,273,848
Boston Properties LP
2.45%, 10/01/33	1,560	1,280,967
97
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
2.55%, 04/01/32	$1,545	$1,337,756
3.40%, 06/21/29	1,505	1,447,878
4.50%, 12/01/28	1,795	1,798,217
6.50%, 01/15/34(d)	1,335	1,439,201
6.75%, 12/01/27	1,315	1,375,811
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(d)	1,415	992,750
Series 20A, 3.35%, 04/01/30	1,162	1,125,854
Series 20B, 3.95%, 04/01/50	1,785	1,427,441
Dominion Energy Inc., Series C, 2.25%, 08/15/31(d)	1,546	1,371,159
DTE Electric Co.
3.95%, 03/01/49	1,166	943,061
Series A, 1.90%, 04/01/28	1,147	1,092,257
Series A, 4.05%, 05/15/48	956	792,389
Series B, 3.25%, 04/01/51	745	528,644
Series B, 3.65%, 03/01/52	739	557,618
Duke Energy Carolinas LLC, 3.95%, 11/15/28(d)	1,190	1,190,918
Duke Energy Florida LLC, 2.50%, 12/01/29	1,315	1,239,149
Duke Energy Progress LLC
3.45%, 03/15/29	1,093	1,074,107
5.10%, 03/15/34	930	959,754
Equinix Inc.
1.55%, 03/15/28	1,702	1,603,559
2.50%, 05/15/31	1,850	1,669,588
3.90%, 04/15/32	2,190	2,104,015
ERP Operating LP
1.85%, 08/01/31	879	770,379
4.15%, 12/01/28	781	783,705
Evergy Kansas Central Inc., 2.55%, 07/01/26	641	634,389
Federal Realty OP LP
1.25%, 02/15/26	777	769,807
5.38%, 05/01/28	673	690,360
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)	1,003	977,260
Ford Motor Co.
3.25%, 02/12/32(d)	4,612	4,019,069
6.10%, 08/19/32(d)	3,167	3,252,950
General Motors Co.
5.40%, 10/15/29(d)	1,931	1,997,325
5.60%, 10/15/32	2,291	2,388,433
Georgia Power Co., 3.25%, 04/01/26(d)	597	595,290
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31	1,010	1,035,154
6.38%, 07/01/34	1,765	1,782,070
6.75%, 07/15/35	855	874,567
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(c)	1,302	1,288,974
3.75%, 09/15/30(c)(d)	634	583,951
8.00%, 06/15/27(c)(d)	792	822,870
Healthpeak OP LLC
1.35%, 02/01/27	927	894,499
2.13%, 12/01/28	923	865,127
Host Hotels & Resorts LP
5.70%, 07/01/34	1,100	1,127,930
Series H, 3.38%, 12/15/29	1,148	1,091,571
Series I, 3.50%, 09/15/30	1,578	1,487,183
Series J, 2.90%, 12/15/31	576	514,670
Interstate Power and Light Co.
3.50%, 09/30/49(d)	468	341,802
3.60%, 04/01/29	511	500,730
4.10%, 09/26/28	930	927,919
Security	Par (000)	Value
United States (continued)
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.33%)(a)	$3,689	$3,754,662
Kilroy Realty LP
2.50%, 11/15/32	730	606,293
2.65%, 11/15/33	807	658,261
4.75%, 12/15/28	745	744,880
Kimco Realty OP LLC, 2.70%, 10/01/30	910	842,965
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(c)(d)	1,078	965,093
Massachusetts Institute of Technology, 3.96%, 07/01/38	650	602,895
MidAmerican Energy Co.
2.70%, 08/01/52	1,165	738,023
3.10%, 05/01/27	802	793,127
3.15%, 04/15/50	1,053	730,859
3.65%, 04/15/29	1,550	1,532,400
3.65%, 08/01/48	1,280	978,785
3.95%, 08/01/47	892	721,091
4.25%, 07/15/49	1,557	1,301,956
5.30%, 02/01/55	1,050	1,021,609
5.35%, 01/15/34	605	631,721
5.85%, 09/15/54	1,735	1,827,609
New York State Electric & Gas Corp.
5.05%, 08/15/35(c)	250	251,614
5.30%, 08/15/34(c)	899	920,056
5.65%, 08/15/28(c)(d)	620	644,009
5.85%, 08/15/33(c)	752	800,185
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28	2,793	2,646,447
Niagara Mohawk Power Corp.
1.96%, 06/27/30(c)	960	867,448
5.78%, 09/16/52(c)	920	926,925
NiSource Inc., 5.00%, 06/15/52	676	613,389
Norinchukin Bank (The), 2.08%, 09/22/31(c)(d)	840	729,490
Northern States Power Co./MN
2.25%, 04/01/31	845	766,702
2.60%, 06/01/51	1,223	769,608
2.90%, 03/01/50	1,320	884,663
3.20%, 04/01/52	779	551,333
4.50%, 06/01/52	1,075	935,560
5.40%, 03/15/54	1,263	1,260,032
NSTAR Electric Co.
3.10%, 06/01/51(d)	567	391,454
3.25%, 05/15/29	820	794,703
3.95%, 04/01/30	718	710,321
4.95%, 09/15/52	706	654,214
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	726	711,281
Pacific Life Global Funding II, 1.38%, 04/14/26(c)	1,465	1,447,020
PacifiCorp
2.90%, 06/15/52	1,808	1,099,626
5.50%, 05/15/54	2,256	2,125,013
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	413,839
PNC Financial Services Group Inc. (The), 4.76%, 01/26/27, (1-day SOFR Index + 1.09%)(a)	2,375	2,377,475
Prologis LP
1.25%, 10/15/30	1,366	1,189,794
4.63%, 01/15/33(d)	1,218	1,225,929
Prudential Financial Inc., 1.50%, 03/10/26	936	926,862
Public Service Co. of Colorado
3.70%, 06/15/28	681	677,216
4.10%, 06/15/48	560	454,054
5.75%, 05/15/54	1,381	1,412,924
Schedule of Investments
98

Schedule of Investments (continued)
October 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Series 34, 3.20%, 03/01/50	$883	$610,147
Series 36, 2.70%, 01/15/51(d)	630	389,875
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	793	700,241
Series K, 3.15%, 08/15/51	695	462,591
Puget Sound Energy Inc.
5.45%, 06/01/53	654	642,609
5.69%, 06/15/54	821	841,049
Rexford Industrial Realty LP, 2.15%, 09/01/31	730	637,314
RWE Finance U.S. LLC
5.88%, 09/18/55(c)	1,995	1,966,867
6.25%, 04/16/54(c)	1,705	1,757,180
Solar Star Funding LLC, 5.38%, 06/30/35(c)	1,203	1,232,199
Southern Power Co., 0.90%, 01/15/26	717	711,910
Southwestern Electric Power Co., 3.25%, 11/01/51	1,182	795,104
Southwestern Public Service Co.
3.75%, 06/15/49	540	405,892
Series 8, 3.15%, 05/01/50	987	663,337
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,436	1,327,217
Tucson Electric Power Co., 1.50%, 08/01/30	591	521,729
UDR Inc.
1.90%, 03/15/33	700	576,883
3.10%, 11/01/34	615	531,496
Union Electric Co., 2.63%, 03/15/51	1,035	638,755
Union Pacific Corp., 4.95%, 09/09/52(d)	1,171	1,091,041
Verizon Communications Inc.
1.50%, 09/18/30(d)	1,833	1,603,404
2.85%, 09/03/41	1,837	1,327,241
3.88%, 02/08/29	1,816	1,802,191
3.88%, 03/01/52(d)	1,777	1,340,878
5.05%, 05/09/33(d)	1,870	1,910,406
5.50%, 02/23/54(d)	1,820	1,763,959
Welltower OP LLC
2.70%, 02/15/27	930	915,158
3.85%, 06/15/32	1,002	965,553
Wisconsin Electric Power Co., 4.75%, 09/30/32(d)	920	939,892
Wisconsin Power and Light Co.
1.95%, 09/16/31	574	498,660
3.95%, 09/01/32	1,150	1,106,116
4.95%, 04/01/33	601	610,611
5.38%, 03/30/34	557	576,887
Wisconsin Public Service Corp., 2.85%, 12/01/51(d)	820	525,879
Xylem Inc./New York
1.95%, 01/30/28(d)	1,095	1,046,641
2.25%, 01/30/31(d)	930	841,111
		157,784,032
Total Corporate Bonds & Notes — 73.2% (Cost: $318,720,638)		317,187,296
Foreign Government Obligations
Canada — 0.9%
CDP Financial Inc., 1.00%, 05/26/26(c)	1,950	1,917,270
Export Development Canada, 4.75%, 06/05/34	1,835	1,925,693
		3,842,963
Chile — 1.3%
Chile Government International Bonds
2.55%, 01/27/32	2,829	2,529,853
3.50%, 01/25/50	4,275	3,185,997
		5,715,850
Security	Par (000)	Value
Denmark — 0.5%
Kommunekredit, 5.13%, 11/01/27(b)	$2,000	$2,051,292
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(c)	1,800	1,791,040
Hong Kong — 5.0%
Airport Authority
1.75%, 01/12/27(c)	1,820	1,774,101
4.75%, 01/12/28(c)	1,880	1,913,619
Hong Kong Government International Bonds
0.63%, 02/02/26(c)	2,335	2,316,845
1.38%, 02/02/31(c)(d)	1,960	1,735,901
1.75%, 11/24/31(b)	1,600	1,426,083
2.38%, 02/02/51(c)	800	525,400
4.00%, 06/07/28(c)(d)	1,450	1,460,846
4.00%, 06/07/33(c)	1,650	1,635,718
4.13%, 06/10/30(c)	2,000	2,034,729
4.25%, 06/07/26(c)	800	802,180
4.25%, 07/24/27(c)	1,900	1,919,308
4.38%, 01/11/26(c)	30	30,029
4.50%, 01/11/28(c)	1,710	1,738,459
4.63%, 01/11/33(c)	1,500	1,545,345
5.25%, 01/11/53(c)	820	886,901
		21,745,464
Indonesia — 1.6%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)(d)	2,080	1,542,677
4.70%, 06/06/32(b)	2,800	2,835,715
5.20%, 07/23/35(b)	2,000	2,060,160
5.50%, 07/02/54(b)	480	486,503
		6,925,055
Israel — 0.8%
Israel Government International Bonds, 4.50%, 01/17/33	3,475	3,408,328
Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27	1,335	1,298,647
4.38%, 10/05/27	950	960,078
4.88%, 10/18/28(d)	850	875,397
		3,134,122
Peru — 0.2%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,040	1,044,274
Qatar — 1.1%
Qatar Government International Bonds
4.63%, 05/29/29(b)	2,000	2,053,153
4.75%, 05/29/34(b)	2,600	2,703,941
		4,757,094
Senegal — 3.9%
European Investment Bank
0.63%, 10/21/27	585	551,736
3.75%, 02/14/33	8,890	8,775,874
4.38%, 10/10/31	7,302	7,512,210
		16,839,820
South Korea — 1.1%
Export-Import Bank of Korea
1.75%, 10/19/28(b)	1,455	1,369,103
2.13%, 01/18/32(d)	1,980	1,765,089
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(b)	900	920,625
99
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Water Resources Corp., 4.38%, 05/21/27(b)	$700	$703,908
		4,758,725
Supranational — 6.0%
Arab Energy Fund (The), 1.48%, 10/06/26(c)	1,140	1,110,009
Arab Petroleum Investments Corp., 5.43%, 05/02/29(c)	1,200	1,244,841
Asian Development Bank
1.75%, 08/14/26	1,105	1,086,962
2.38%, 08/10/27(d)	867	847,951
3.13%, 09/26/28	1,445	1,424,162
CIF Capital Markets Mechanism PLC, 4.75%, 01/22/28(b)	1,000	1,018,702
European Investment Bank
0.75%, 09/23/30	2,756	2,390,890
1.63%, 10/09/29	1,884	1,743,177
1.63%, 05/13/31	3,670	3,275,247
2.13%, 04/13/26(d)	2,810	2,787,712
2.38%, 05/24/27	2,796	2,741,069
International Bank for Reconstruction & Development, 3.13%, 11/20/25	1,505	1,504,204
International Finance Corp., 2.13%, 04/07/26	2,230	2,212,689
New Development Bank (The), 4.68%, 11/07/27(b)	2,600	2,633,892
		26,021,507
Total Foreign Government Obligations — 23.5% (Cost: $103,004,413)		102,035,534
Municipal Debt Obligations
United States — 0.5%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	660	574,689
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	600	534,069
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	380	385,483
Security	Par (000)	Value
United States (continued)
University of Michigan RB, Class B, 3.50%, 04/01/52	$600	$454,499
Total Municipal Debt Obligations — 0.5% (Cost: $2,148,301)		1,948,740
Total Long-Term Investments — 97.2% (Cost: $423,931,493)		421,230,439
	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	22,612,691	22,623,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	12,150,000	12,150,000
Total Short-Term Securities — 8.0% (Cost: $34,762,176)		34,773,998
Total Investments — 105.2% (Cost: $458,693,669)		456,004,437
Liabilities in Excess of Other Assets — (5.2)%		(22,690,698)
Net Assets — 100.0%		$433,313,739

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,416,643	$—	$(11,786,193)(a)	$(1,893)	$(4,559)	$22,623,998	22,612,691	$111,666 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,030,000	2,120,000 (a)	—	—	—	12,150,000	12,150,000	220,838	—
				$(1,893)	$(4,559)	$34,773,998		$332,504	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
100

Schedule of Investments (continued)
October 31, 2025
iShares® USD Green Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$58,869	$—	$58,869
Corporate Bonds & Notes	—	317,187,296	—	317,187,296
Foreign Government Obligations	—	102,035,534	—	102,035,534
Municipal Debt Obligations	—	1,948,740	—	1,948,740
Short-Term Securities
Money Market Funds	34,773,998	—	—	34,773,998
	$34,773,998	$421,230,439	$—	$456,004,437
See notes to financial statements.
101
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,314,426,303	$1,699,149,632	$400,153,255	$3,420,616,581
Investments, at value—affiliated(c)	107,850,503	118,162,027	50,238,602	39,863,810
Cash	9,221	—	—	15,752
Foreign currency, at value(d)	—	—	20	—
Receivables:
Investments sold	5,265,037	28,685,954	1,996,221	45,136,475
Securities lending income—affiliated	22,502	23,653	10,314	12,971
Capital shares sold	50,908	554,130	41,036	4,409,137
Dividends—affiliated	28,937	31,566	10,469	25,103
Interest—unaffiliated	22,851,169	18,615,047	5,738,606	11,406,095
Total assets	2,450,504,580	1,865,222,009	458,188,523	3,521,485,924
LIABILITIES
Bank overdraft	—	482,113	8,647	—
Collateral on securities loaned, at value	97,056,889	114,454,913	41,136,304	20,813,810
Payables:
Investments purchased	19,506,691	16,925,641	9,046,153	36,756,186
Investment advisory fees	119,696	219,470	68,895	537,532
Total liabilities	116,683,276	132,082,137	50,259,999	58,107,528
Commitments and contingent liabilities
NET ASSETS	$2,333,821,304	$1,733,139,872	$407,928,524	$3,463,378,396
NET ASSETS CONSIST OF
Paid-in capital	$2,329,401,040	$1,825,873,387	$412,057,864	$3,141,479,945
Accumulated earnings (loss)	4,420,264	(92,733,515)	(4,129,340)	321,898,451
NET ASSETS	$2,333,821,304	$1,733,139,872	$407,928,524	$3,463,378,396
NET ASSET VALUE
Shares outstanding	45,950,000	35,750,000	8,650,000	33,550,000
Net asset value	$50.79	$48.48	$47.16	$103.23
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,290,933,589	$1,751,852,939	$395,565,868	$2,933,571,865
(b) Securities loaned, at value	$93,950,726	$110,386,401	$39,495,737	$21,075,926
(c) Investments, at cost—affiliated	$107,780,747	$118,114,511	$50,216,254	$39,863,810
(d) Foreign currency, at cost	$—	$—	$18	$—
See notes to financial statements.
Statements of Assets and Liabilities
102

Statements of Assets and Liabilities (continued)
October 31, 2025

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,009,545,943	$421,230,439
Investments, at value—affiliated(c)	239,810,899	34,773,998
Cash	195,129	1,841
Foreign currency, at value(d)	—	6,163
Receivables:
Investments sold	7,885	—
Securities lending income—affiliated	56,428	10,767
Capital shares sold	45,942,948	—
Dividends—affiliated	136,685	32,260
Interest—unaffiliated	55,743,234	4,078,459
Total assets	9,351,439,151	460,133,927
LIABILITIES
Collateral on securities loaned, at value	182,098,622	22,610,752
Payables:
Investments purchased	86,801,851	4,135,793
Investment advisory fees	1,147,235	73,643
Total liabilities	270,047,708	26,820,188
Commitments and contingent liabilities
NET ASSETS	$9,081,391,443	$433,313,739
NET ASSETS CONSIST OF
Paid-in capital	$9,094,481,428	$462,146,722
Accumulated loss	(13,089,985)	(28,832,983)
NET ASSETS	$9,081,391,443	$433,313,739
NET ASSET VALUE
Shares outstanding	177,900,000	9,000,000
Net asset value	$51.05	$48.15
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$8,984,769,035	$423,931,493
(b) Securities loaned, at value	$177,560,305	$21,838,748
(c) Investments, at cost—affiliated	$239,690,451	$34,762,176
(d) Foreign currency, at cost	$—	$5,923
See notes to financial statements.
103
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$768,760	$373,377	$87,109	$903,262
Interest—unaffiliated	92,901,494	74,582,188	19,902,170	54,162,195
Securities lending income—affiliated—net	253,524	294,737	141,217	26,819
Other income—unaffiliated	178,890	—	9,472	—
Total investment income	94,102,668	75,250,302	20,139,968	55,092,276
EXPENSES
Investment advisory	1,344,414	2,485,072	788,075	5,303,950
Total expenses	1,344,414	2,485,072	788,075	5,303,950
Net investment income	92,758,254	72,765,230	19,351,893	49,788,326
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(324,590)	(8,109,422)	(145,545)	(29,158,806)
Investments—affiliated	3,105	(4,767)	(4,547)	26
In-kind redemptions—unaffiliated(a)	5,077,075	6,574,743	135,989	62,782,099
	4,755,590	(1,539,446)	(14,103)	33,623,319
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	33,535,221	30,031,874	176,833	522,439,516
Investments—affiliated	(28,112)	(22,844)	(14,836)	(1)
Foreign currency translations	—	—	2	—
	33,507,109	30,009,030	161,999	522,439,515
Net realized and unrealized gain	38,262,699	28,469,584	147,896	556,062,834
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,020,953	$101,234,814	$19,499,789	$605,851,160
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
104

Statements of Operations (continued)
Year Ended October 31, 2025

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,856,125	$220,838
Interest—unaffiliated	434,131,251	17,713,044
Securities lending income—affiliated—net	1,125,097	111,666
Total investment income	437,112,473	18,045,548
EXPENSES
Investment advisory	12,817,450	808,841
Interest expense	466	—
Total expenses	12,817,916	808,841
Net investment income	424,294,557	17,236,707
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,369,975	(1,292,230)
Investments—affiliated	25,085	(1,893)
Foreign currency transactions	—	68
In-kind redemptions—unaffiliated(a)	2,182,863	142,022
	3,577,923	(1,152,033)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,200,835	9,136,640
Investments—affiliated	(114,745)	(4,559)
Foreign currency translations	—	161
	1,086,090	9,132,242
Net realized and unrealized gain	4,664,013	7,980,209
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$428,958,570	$25,216,916
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
105
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$92,758,254	$77,949,628	$72,765,230	$46,915,368
Net realized gain (loss)	4,755,590	(8,805,832)	(1,539,446)	(11,503,323)
Net change in unrealized appreciation (depreciation)	33,507,109	99,177,698	30,009,030	84,873,959
Net increase in net assets resulting from operations	131,020,953	168,321,494	101,234,814	120,286,004
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(90,957,983)	(77,435,851)	(72,240,954)	(44,695,860)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	177,507,529	(211,101,215)	52,507,300	654,311,045
NET ASSETS
Total increase (decrease) in net assets	217,570,499	(120,215,572)	81,501,160	729,901,189
Beginning of year	2,116,250,805	2,236,466,377	1,651,638,712	921,737,523
End of year	$2,333,821,304	$2,116,250,805	$1,733,139,872	$1,651,638,712

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
106

Statements of Changes in Net Assets(continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$19,351,893	$22,140,620	$49,788,326	$40,211,752
Net realized gain (loss)	(14,103)	(89,490)	33,623,319	4,122,168
Net change in unrealized appreciation (depreciation)	161,999	20,930,141	522,439,515	279,192,820
Net increase in net assets resulting from operations	19,499,789	42,981,271	605,851,160	323,526,740
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,793,437)	(21,573,434)	(53,456,381)	(43,434,686)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	40,777,479	82,310,282	655,149,042	649,811,169
NET ASSETS
Total increase in net assets	40,483,831	103,718,119	1,207,543,821	929,903,223
Beginning of year	367,444,693	263,726,574	2,255,834,575	1,325,931,352
End of year	$407,928,524	$367,444,693	$3,463,378,396	$2,255,834,575

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
107
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$424,294,557	$438,929,212	$17,236,707	$14,138,565
Net realized gain (loss)	3,577,923	5,475,759	(1,152,033)	(4,164,958)
Net change in unrealized appreciation (depreciation)	1,086,090	28,225,118	9,132,242	24,379,302
Net increase in net assets resulting from operations	428,958,570	472,630,089	25,216,916	34,352,909
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(423,546,485)	(442,137,238)	(17,086,232)	(13,841,560)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,751,864,310	(282,310,163)	38,003,242	51,716,173
NET ASSETS
Total increase (decrease) in net assets	1,757,276,395	(251,817,312)	46,133,926	72,227,522
Beginning of year	7,324,115,048	7,575,932,360	387,179,813	314,952,291
End of year	$9,081,391,443	$7,324,115,048	$433,313,739	$387,179,813

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
108

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$49.91	$47.89	$47.24	$51.36	$52.01
Net investment income(a)	2.08	1.78	1.37	0.86	0.80
Net realized and unrealized gain (loss)(b)	0.85	2.01	0.66	(4.09)	(0.57)
Net increase (decrease) from investment operations	2.93	3.79	2.03	(3.23)	0.23
Distributions(c)
From net investment income	(2.05)	(1.77)	(1.38)	(0.82)	(0.87)
From net realized gain	—	—	—	(0.07)	(0.01)
Total distributions	(2.05)	(1.77)	(1.38)	(0.89)	(0.88)
Net asset value, end of year	$50.79	$49.91	$47.89	$47.24	$51.36
Total Return(d)
Based on net asset value	5.99%	8.03%	4.32%	(6.35)%	0.44%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.14%	3.62%	2.85%	1.74%	1.54%
Supplemental Data
Net assets, end of year (000)	$2,333,821	$2,116,251	$2,236,466	$2,992,806	$2,521,896
Portfolio turnover rate(f)	24%	24%	23%	20%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
109
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$47.67	$44.10	$44.74	$56.49	$57.46
Net investment income(a)	2.09	1.93	1.60	1.20	1.10
Net realized and unrealized gain (loss)(b)	0.78	3.51	(0.69)	(11.75)	(0.91)
Net increase (decrease) from investment operations	2.87	5.44	0.91	(10.55)	0.19
Distributions(c)
From net investment income	(2.06)	(1.87)	(1.55)	(1.20)	(1.13)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(2.06)	(1.87)	(1.55)	(1.20)	(1.16)
Net asset value, end of year	$48.48	$47.67	$44.10	$44.74	$56.49
Total Return(d)
Based on net asset value	6.21%	12.45%	1.92%	(18.93)%	0.34%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.39%	4.07%	3.43%	2.35%	1.93%
Supplemental Data
Net assets, end of year (000)	$1,733,140	$1,651,639	$921,738	$773,919	$1,186,345
Portfolio turnover rate(f)	15%	16%	16%	14%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
110

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$46.51	$43.23	$43.97	$52.01	$49.76
Net investment income(a)	2.85	2.90	2.78	2.28	1.89
Net realized and unrealized gain (loss)(b)	0.76	3.21	(0.69)	(8.04)	2.25
Net increase (decrease) from investment operations	3.61	6.11	2.09	(5.76)	4.14
Distributions(c)
From net investment income	(2.96)	(2.83)	(2.83)	(2.12)	(1.89)
From net realized gain	—	—	—	(0.16)	—
Total distributions	(2.96)	(2.83)	(2.83)	(2.28)	(1.89)
Net asset value, end of year	$47.16	$46.51	$43.23	$43.97	$52.01
Total Return(d)
Based on net asset value	8.06%	14.44%	4.75%	(11.30)%	8.39%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.15%	0.15%	0.15%
Net investment income	6.14%	6.32%	6.25%	4.92%	3.64%
Supplemental Data
Net assets, end of year (000)	$407,929	$367,445	$263,727	$329,801	$93,611
Portfolio turnover rate(f)	27%	37%	22%	21%	32%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
111
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$83.86	$71.10	$70.75	$102.26	$80.71
Net investment income(a)	1.68	1.75	1.17	1.13	0.75
Net realized and unrealized gain (loss)(b)	19.51	12.94	0.51	(25.49)	24.52
Net increase (decrease) from investment operations	21.19	14.69	1.68	(24.36)	25.27
Distributions(c)
From net investment income	(1.82)	(1.93)	(1.33)	(1.30)	(0.97)
From net realized gain	—	—	—	(5.85)	(2.75)
Total distributions	(1.82)	(1.93)	(1.33)	(7.15)	(3.72)
Net asset value, end of year	$103.23	$83.86	$71.10	$70.75	$102.26
Total Return(d)
Based on net asset value	25.67%	20.91%	2.35%	(25.08)%	31.91%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.88%	2.22%	1.61%	1.45%	0.75%
Supplemental Data
Net assets, end of year (000)	$3,463,378	$2,255,835	$1,325,931	$1,835,845	$1,907,198
Portfolio turnover rate(f)	30%	25%	22%	17%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
112

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$51.04	$50.81	$50.32	$50.74	$50.70
Net investment income(a)	2.53	3.02	2.68	0.73	0.22
Net realized and unrealized gain (loss)(b)	0.03	0.24	0.48	(0.63)	0.05
Net increase from investment operations	2.56	3.26	3.16	0.10	0.27
Distributions from net investment income(c)	(2.55)	(3.03)	(2.67)	(0.52)	(0.23)
Net asset value, end of year	$51.05	$51.04	$50.81	$50.32	$50.74
Total Return(d)
Based on net asset value	5.16%	6.61%	6.47%	0.21%	0.52%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.20%
Net investment income	4.97%	5.94%	5.30%	1.46%	0.43%
Supplemental Data
Net assets, end of year (000)	$9,081,391	$7,324,115	$7,575,932	$9,177,515	$7,001,546
Portfolio turnover rate(f)	26%	37%	37%	39%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
113
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$47.22	$44.36	$44.78	$54.46	$55.61
Net investment income(a)	2.01	1.88	1.63	1.06	0.30
Net realized and unrealized gain (loss)(b)	0.92	2.83	(0.44)	(9.49)	(1.29)
Net increase (decrease) from investment operations	2.93	4.71	1.19	(8.43)	(0.99)
Distributions from net investment income(c)	(2.00)	(1.85)	(1.61)	(1.25)	(0.16)
Net asset value, end of year	$48.15	$47.22	$44.36	$44.78	$54.46
Total Return(d)
Based on net asset value	6.38%	10.74%	2.59%	(15.69)%	(1.82)%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.21%	0.25%
Total expenses after fees waived	0.20%	0.20%	0.16%	0.12%	0.20%
Net investment income	4.26%	4.02%	3.53%	2.13%	0.55%
Supplemental Data
Net assets, end of year (000)	$433,314	$387,180	$314,952	$279,846	$236,907
Portfolio turnover rate(f)	15%	21%	20%	94%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
114

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Certain Funds' books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Certain Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
115
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
116

Notes to Financial Statements  (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
117
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Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$15,455,164	$(15,455,164)	$—	$—
BMO Capital Markets Corp.	2,406,914	(2,406,914)	—	—
BNP Paribas SA	3,574,965	(3,574,965)	—	—
BofA Securities, Inc.	6,384,443	(6,384,443)	—	—
Citigroup Global Markets, Inc.	3,528,661	(3,528,661)	—	—
Deutsche Bank Securities, Inc.	6,571,981	(6,571,981)	—	—
Goldman Sachs & Co. LLC	1,925,409	(1,925,409)	—	—
HSBC Securities (USA), Inc.	2,316,900	(2,316,900)	—	—
J.P. Morgan Securities LLC	20,522,189	(20,522,189)	—	—
Morgan Stanley	9,905,801	(9,905,801)	—	—
MUFG Securities Americas Inc.	2,485,311	(2,485,311)	—	—
National Bank Financial Inc.	1,912,116	(1,912,116)	—	—
Pershing LLC	4,991,914	(4,991,914)	—	—
RBC Capital Markets LLC	5,468,333	(5,468,333)	—	—
Toronto-Dominion Bank	499,675	(499,675)	—	—
UBS Securities LLC	4,817,548	(4,817,548)	—	—
Wells Fargo Securities LLC	1,183,402	(1,183,402)	—	—
	$93,950,726	$(93,950,726)	$—	$—
Aaa - A Rated Corporate Bond
Barclays Bank PLC	$22,931,172	$(22,931,172)	$—	$—
Barclays Capital, Inc.	316,995	(316,995)	—	—
BMO Capital Markets Corp.	1,928,969	(1,928,969)	—	—
BNP Paribas SA	6,515,058	(6,515,058)	—	—
BofA Securities, Inc.	5,139,721	(5,139,721)	—	—
Citadel Clearing LLC	843,234	(843,234)	—	—
Citigroup Global Markets, Inc.	3,140,879	(3,140,879)	—	—
Deutsche Bank Securities, Inc.	10,903,765	(10,903,765)	—	—
Goldman Sachs & Co. LLC	5,758,255	(5,758,255)	—	—
HSBC Securities (USA), Inc.	1,910,260	(1,910,260)	—	—
J.P. Morgan Securities LLC	25,613,316	(25,613,316)	—	—
Morgan Stanley	4,106,491	(4,106,491)	—	—
MUFG Securities Americas Inc.	2,161,457	(2,161,457)	—	—
National Bank Financial Inc.	1,070,204	(1,070,204)	—	—
Nomura Securities International, Inc.	863,887	(863,887)	—	—
Pershing LLC	3,477,800	(3,477,800)	—	—
RBC Capital Markets LLC	7,541,921	(7,541,921)	—	—
Scotia Capital (USA), Inc.	944,853	(944,853)	—	—
TD Securities (USA) LLC	6,077	(6,077)	—	—
UBS AG	1,752,720	(1,752,720)	—	—
UBS Securities LLC	864,257	(864,257)	—	—
Wells Fargo Securities LLC	2,595,110	(2,595,110)	—	—
	$110,386,401	$(110,386,401)	$—	$—
Notes to Financial Statements
118

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BB Rated Corporate Bond
Barclays Bank PLC	$8,612,843	$(8,612,843)	$—	$—
Barclays Capital, Inc.	1,156,059	(1,156,059)	—	—
BMO Capital Markets Corp.	388,085	(388,085)	—	—
BNP Paribas SA	4,300,082	(4,300,082)	—	—
BofA Securities, Inc.	669,168	(669,168)	—	—
Citigroup Global Markets, Inc.	4,000,192	(4,000,192)	—	—
J.P. Morgan Securities LLC	6,233,976	(6,233,976)	—	—
Jefferies LLC	344,814	(344,814)	—	—
Morgan Stanley	2,241,680	(2,241,680)	—	—
National Bank Financial Inc.	278,392	(278,392)	—	—
Nomura Securities International, Inc.	101,282	(101,282)	—	—
Pershing LLC	1,228,228	(1,228,228)	—	—
RBC Capital Markets LLC	4,390,181	(4,390,181)	—	—
Scotia Capital (USA), Inc.	1,925,012	(1,925,012)	—	—
State Street Bank & Trust Co.	211,417	(211,417)	—	—
TD Securities (USA) LLC	272,655	(272,655)	—	—
Toronto-Dominion Bank	626,554	(626,554)	—	—
UBS Securities LLC	643,148	(643,148)	—	—
Wells Fargo Bank, National Association	235,301	(235,301)	—	—
Wells Fargo Securities LLC	1,636,668	(1,636,668)	—	—
	$39,495,737	$(39,495,737)	$—	$—
Convertible Bond
J.P. Morgan Securities LLC	$21,075,926	$(20,813,810)	$—	$262,116
Floating Rate Bond
Barclays Bank PLC	$14,835,127	$(14,835,127)	$—	$—
Barclays Capital, Inc.	899,876	(899,876)	—	—
BMO Capital Markets Corp.	10,722,597	(10,722,597)	—	—
BNP Paribas SA	285,159	(285,159)	—	—
BofA Securities, Inc.	2,557,028	(2,557,028)	—	—
Citigroup Global Markets, Inc.	23,526,678	(23,526,678)	—	—
Goldman Sachs & Co. LLC	12,394,375	(12,394,375)	—	—
HSBC Securities (USA), Inc.	978,916	(978,916)	—	—
J.P. Morgan Securities LLC	68,022,008	(68,022,008)	—	—
Jefferies LLC	503,294	(503,294)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,515,717	(2,515,717)	—	—
Morgan Stanley	5,252,354	(5,252,354)	—	—
National Bank Financial Inc.	402,553	(402,553)	—	—
Nomura Securities International, Inc.	12,275,122	(12,275,122)	—	—
Pershing LLC	2,453,172	(2,453,172)	—	—
RBC Capital Markets LLC	18,174,897	(18,174,897)	—	—
Toronto-Dominion Bank	300,679	(300,679)	—	—
Wells Fargo Securities LLC	1,460,753	(1,460,753)	—	—
	$177,560,305	$(177,560,305)	$—	$—
USD Green Bond
Barclays Capital, Inc.	$1,965,558	$(1,965,558)	$—	$—
BNP Paribas SA	4,280,681	(4,280,681)	—	—
BofA Securities, Inc.	1,920,070	(1,920,070)	—	—
Citigroup Global Markets, Inc.	1,713,416	(1,713,416)	—	—
J.P. Morgan Securities LLC	6,087,218	(6,087,218)	—	—
Jefferies LLC	402,992	(402,992)	—	—
Morgan Stanley	707,230	(707,230)	—	—
National Bank Financial Inc.	184,519	(184,519)	—	—
Pershing LLC	260,828	(260,828)	—	—
RBC Capital Markets LLC	3,165,083	(3,165,083)	—	—
UBS Securities LLC	6,208	(6,208)	—	—
Wells Fargo Securities LLC	1,144,945	(1,144,945)	—	—
	$21,838,748	$(21,838,748)	$—	$—
119
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares USD Green Bond ETF.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar
Notes to Financial Statements
120

Notes to Financial Statements  (continued)
year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year Investment Grade Corporate Bond	$99,469
Aaa - A Rated Corporate Bond	113,388
BB Rated Corporate Bond	50,514
Convertible Bond	6,182
Floating Rate Bond	373,288
USD Green Bond	35,475
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$—	$—	$569,287,233	$531,533,400
Aaa - A Rated Corporate Bond	—	—	249,401,723	256,462,654
BB Rated Corporate Bond	—	—	92,276,357	85,131,961
Convertible Bond	—	—	834,918,193	770,347,247
Floating Rate Bond	14,975,199	—	2,656,002,196	2,186,246,264
USD Green Bond	63,706	6,484	59,415,412	60,589,170
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$709,923,045	$534,326,921
Aaa - A Rated Corporate Bond	651,776,077	600,480,220
BB Rated Corporate Bond	225,491,031	193,655,502
Convertible Bond	1,173,287,972	530,047,419
Floating Rate Bond	1,968,147,104	631,987,163
USD Green Bond	47,790,353	11,275,866
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
121
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
0-5 Year Investment Grade Corporate Bond	$5,075,330	$ (5,075,330)
Aaa - A Rated Corporate Bond	6,572,778	(6,572,778)
BB Rated Corporate Bond	111,437	(111,437)
Convertible Bond	62,127,980	(62,127,980)
Floating Rate Bond	2,182,863	(2,182,863)
USD Green Bond	53,880	(53,880)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
0-5 Year Investment Grade Corporate Bond
Ordinary income	$90,957,983	$77,435,851
Aaa - A Rated Corporate Bond
Ordinary income	$72,240,954	$44,695,860
BB Rated Corporate Bond
Ordinary income	$19,793,437	$21,573,434
Convertible Bond
Ordinary income	$53,456,381	$43,434,686
Floating Rate Bond
Ordinary income	$423,546,485	$442,137,238
USD Green Bond
Ordinary income	$17,086,232	$13,841,560
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
0-5 Year Investment Grade Corporate Bond	$8,628,410	$(27,025,188)	$22,817,042	$4,420,264
Aaa - A Rated Corporate Bond	6,243,888	(45,714,029)	(53,263,374)	(92,733,515)
BB Rated Corporate Bond	1,640,406	(10,224,683)	4,454,937	(4,129,340)
Convertible Bond	7,165,973	(166,161,205)	480,893,683	321,898,451
Floating Rate Bond	36,884,978	(74,357,231)	24,382,268	(13,089,985)
USD Green Bond	1,536,038	(27,421,958)	(2,947,063)	(28,832,983)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, dividends deemed recognized for tax purposes and the timing and recognition of realized gains / losses for tax purposes.

For the year ended October 31, 2025, the iShares Floating Rate Bond ETF utilized $484,969 of its capital loss carryforwards.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,399,459,764	$26,832,518	$(4,015,476)	$22,817,042
Aaa - A Rated Corporate Bond	1,870,575,033	14,593,056	(67,856,430)	(53,263,374)
BB Rated Corporate Bond	445,936,923	5,292,577	(837,643)	4,454,934
Convertible Bond	2,979,586,708	586,413,773	(105,520,090)	480,893,683
Floating Rate Bond	9,224,974,574	24,661,658	(279,390)	24,382,268
USD Green Bond	458,951,741	4,907,749	(7,855,053)	(2,947,304)
Notes to Financial Statements
122

Notes to Financial Statements  (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	14,500,000	$727,261,809	7,100,000	$348,537,894
Shares redeemed	(10,950,000)	(549,754,280)	(11,400,000)	(559,639,109)
	3,550,000	$177,507,529	(4,300,000)	$(211,101,215)
Aaa - A Rated Corporate Bond
Shares sold	14,000,000	$667,444,065	16,800,000	$798,158,384
Shares redeemed	(12,900,000)	(614,936,765)	(3,050,000)	(143,847,339)
	1,100,000	$52,507,300	13,750,000	$654,311,045
BB Rated Corporate Bond
Shares sold	5,100,000	$238,363,336	3,150,000	$144,969,328
Shares redeemed	(4,350,000)	(197,585,857)	(1,350,000)	(62,659,046)
	750,000	$40,777,479	1,800,000	$82,310,282
Convertible Bond
Shares sold	13,000,000	$1,205,604,956	11,600,000	$912,566,445
Shares redeemed	(6,350,000)	(550,455,914)	(3,350,000)	(262,755,276)
	6,650,000	$655,149,042	8,250,000	$649,811,169
Notes to Financial Statements
124

Notes to Financial Statements  (continued)
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Floating Rate Bond
Shares sold	47,100,000	$2,397,480,444	13,700,000	$697,112,873
Shares redeemed	(12,700,000)	(645,616,134)	(19,300,000)	(979,423,036)
	34,400,000	$1,751,864,310	(5,600,000)	$(282,310,163)
USD Green Bond
Shares sold	1,050,000	$49,724,852	1,100,000	$51,716,173
Shares redeemed	(250,000)	(11,721,610)	—	—
	800,000	$38,003,242	1,100,000	$51,716,173
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
125
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares 0-5 Year Investment Grade Corporate Bond ETF
iShares Aaa - A Rated Corporate Bond ETF
iShares BB Rated Corporate Bond ETF
iShares Convertible Bond ETF
iShares Floating Rate Bond ETF
iShares USD Green Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
126

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2025:
iShares ETF	Qualified Dividend Income
Convertible Bond	$4,036,566
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
iShares ETF	Foreign Source Income Earned
Floating Rate Bond	$194,192,256
USD Green Bond	10,144,753
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
0-5 Year Investment Grade Corporate Bond	$384,209
Aaa - A Rated Corporate Bond	183,755
BB Rated Corporate Bond	40,705
Convertible Bond	412,778
Floating Rate Bond	901,961
USD Green Bond	102,550
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Convertible Bond	7.60%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
0-5 Year Investment Grade Corporate Bond	$92,210,612
Aaa - A Rated Corporate Bond	72,658,952
BB Rated Corporate Bond	19,209,091
Convertible Bond	49,507,088
Floating Rate Bond	423,649,184
USD Green Bond	17,140,485
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
0-5 Year Investment Grade Corporate Bond	$76,338,591
Aaa - A Rated Corporate Bond	60,463,417
BB Rated Corporate Bond	16,110,604
Convertible Bond	44,857,587
Floating Rate Bond	241,841,543
USD Green Bond	7,507,051
127
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
128

Board Review and Approval of Investment Advisory Contract
iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF, iShares Floating Rate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
129
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
130

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares USD Green Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term
131
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
Board Review and Approval of Investment Advisory Contract
132

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
133
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
134

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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares CMBS ETF | CMBS | NYSE Arca
• iShares GNMA Bond ETF | GNMA | NASDAQ
• iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

2

Schedule of Investments
October 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 72.3%
Bank
1.72%, 06/15/64	$850	$751,869
2.03%, 06/15/64	800	703,929
2.04%, 02/15/54	1,500	1,326,659
2.07%, 06/15/64	500	468,645
2.29%, 06/15/64	2,240	1,984,713
2.46%, 06/15/64	1,000	861,278
3.20%, 09/15/64(a)	250	206,248
3.35%, 01/15/63(a)	500	435,468
3.36%, 05/15/50	547	540,932
3.39%, 03/15/64(a)	500	439,369
3.46%, 04/15/52	635	620,710
3.49%, 11/15/50	750	729,068
3.74%, 02/15/52	600	588,563
3.79%, 04/15/65(a)	500	477,208
3.95%, 08/15/61	997	985,045
4.26%, 05/15/61(a)	1,010	1,007,897
4.56%, 08/15/61(a)	250	236,871
4.78%, 10/15/57	500	498,438
5.20%, 02/15/56	500	515,015
5.62%, 03/15/58(a)	1,000	1,062,951
5.74%, 11/15/55(a)	1,000	1,068,546
5.75%, 08/15/56	1,000	1,063,800
Series 2017, Class A5, 3.44%, 09/15/60	220	216,474
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	491,796
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	434,187
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	593	582,109
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	508,996
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	670,356
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	696,390
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	996,461
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	484,716
Series 2018-BN15, Class A3, 4.14%, 11/15/61	477	475,807
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	255,426
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,698,471
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	944,192
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	847,821
Series 2019-BN21, Class A4, 2.60%, 10/17/52	929	876,192
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	471,387
Series 2019-BN22, Class A4, 2.98%, 11/15/62	458	432,832
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	283,574
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	219,292
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	444,496
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	436,627
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	228,005
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	978,520
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,536,603
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	422,927
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	886,823
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	669,535
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	245,140
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	990,220
Bank5
5.28%, 08/15/63	1,000	1,033,704
5.30%, 10/15/57	1,000	1,030,648
5.45%, 07/15/58	570	593,385
5.61%, 08/15/57	1,000	1,040,580
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.70%, 02/15/29	$944	$978,923
5.77%, 06/15/57	910	949,598
5.78%, 04/15/56	95	97,090
5.79%, 06/15/57	1,000	1,039,753
5.88%, 08/15/57	1,000	1,047,620
6.18%, 08/15/57(a)	1,500	1,567,420
6.26%, 04/15/56(a)	2,500	2,594,878
6.26%, 09/15/56	549	573,180
6.42%, 08/15/57(a)	160	164,042
6.50%, 12/15/56	433	455,970
6.66%, 07/15/56(a)	1,500	1,579,784
6.79%, 05/15/57(a)	1,120	1,186,819
6.97%, 05/15/57(a)	860	907,266
6.97%, 05/15/57(a)	360	371,834
Barclays Commercial Mortgage Trust
Series 2019-C5, 2.81%, 11/15/52	1,000	949,583
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	952,655
BBCMS Mortgage Trust
1.62%, 10/15/53	481	456,429
2.39%, 02/15/53	2,000	1,843,715
2.69%, 11/15/54	870	779,564
2.95%, 02/15/55(a)	1,500	1,357,373
4.44%, 09/15/55	800	789,405
4.74%, 09/15/57	3,500	3,529,980
5.02%, 09/15/58	1,900	1,943,542
5.12%, 09/15/57	500	513,378
5.21%, 09/15/57	1,000	1,026,612
5.40%, 09/15/57	1,000	1,045,361
5.44%, 12/15/55(a)	2,000	2,093,514
5.45%, 09/15/55(a)	847	777,605
5.52%, 08/15/58	500	521,797
5.58%, 07/15/56	1,000	1,052,333
5.59%, 07/15/58(a)	1,000	1,056,728
5.63%, 09/15/57	300	308,552
5.66%, 05/15/58	1,000	1,048,149
5.72%, 02/15/57	500	507,261
5.72%, 02/15/62	1,479	1,581,320
5.75%, 04/15/56	200	203,934
5.83%, 05/15/57	1,000	1,075,660
5.83%, 11/15/57(a)	500	519,547
5.84%, 09/15/57(a)	129	135,650
5.84%, 03/15/58	500	527,066
5.87%, 02/15/57	1,000	1,053,816
5.89%, 09/15/57	1,250	1,310,467
5.95%, 03/15/57	560	585,894
5.97%, 07/15/56(a)	1,000	1,055,917
5.98%, 03/15/58(a)	250	251,140
6.00%, 09/15/56(a)	500	538,706
6.13%, 11/15/57	900	944,620
6.17%, 12/15/55(a)	400	419,060
6.30%, 09/15/56(a)	1,000	1,070,094
6.33%, 04/15/56(a)	250	260,853
6.41%, 07/15/57(a)	500	526,736
6.68%, 12/15/56(a)	500	530,393
6.81%, 05/15/58(a)	250	262,830
Series 2018-C2, Class A5, 4.31%, 12/15/51	2,930	2,917,423
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	225,732
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,392,126
Series 2020-C8, Class A5, 2.04%, 10/15/53	500	444,968
Series 2021-C11, Class A5, 2.32%, 09/15/54	500	443,996
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	908,926
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	$250	$223,332
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	979,054
BBCMS Trust
2.27%, 07/15/54	225	212,571
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	433,199
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	841,541
Series 2021-C10, Class C, 2.84%, 07/15/54	500	414,243
Benchmark Mortgage Trust
1.93%, 07/15/53	500	442,479
2.14%, 09/15/54	500	436,977
2.53%, 11/15/54(a)	250	199,953
2.58%, 03/15/54	1,000	894,996
2.93%, 12/15/72	500	468,023
3.04%, 01/15/55	565	520,381
3.18%, 02/15/53(a)	443	386,594
3.20%, 01/15/55(a)	500	414,279
3.46%, 03/15/55	1,000	929,575
3.61%, 03/15/55(a)	300	256,660
3.94%, 07/15/51	1,825	1,804,757
3.97%, 04/10/51	188	187,707
5.18%, 04/15/57	1,000	1,027,860
5.18%, 10/15/58	600	617,420
5.28%, 09/15/57	1,000	1,028,676
5.33%, 02/15/58	1,000	1,018,182
5.41%, 07/15/68	300	313,046
5.44%, 08/15/58(a)	750	779,981
5.60%, 08/15/57	1,300	1,350,051
5.66%, 04/15/57	500	523,105
5.81%, 01/10/57	545	567,036
6.03%, 12/15/57(a)	500	520,075
6.09%, 04/15/57(a)	250	261,389
6.19%, 07/15/57(a)	1,125	1,188,373
7.10%, 07/15/56(a)	1,000	1,055,109
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	972,643
Series 2018-B3, Class A4, 3.76%, 04/10/51	654	646,266
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	254	252,707
Series 2018-B5, Class B, 4.57%, 07/15/51	500	479,970
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	713,367
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	985,794
Series 2019-B10, Class A3, 3.46%, 03/15/62	788	766,821
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	575,369
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	449,378
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	412,688
Series 2019-B9, Class A4, 3.75%, 03/15/52	909	893,643
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	919,959
Series 2020-B20, Class B, 2.53%, 10/15/53	500	400,067
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	428,483
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	660,396
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	422,106
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	900,907
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	893,795
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	431,678
Series 2021-B27, Class A2, 2.02%, 07/15/54	731	703,469
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	889,657
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	425,078
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	737,059
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,401,061
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,049,909
BMO Mortgage Trust
4.87%, 09/15/57	800	809,690
5.15%, 12/15/57	3,000	3,071,433
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.31%, 09/15/54	$1,000	$1,029,985
5.32%, 09/15/57	1,000	1,028,361
5.57%, 06/15/58	300	315,769
5.58%, 05/15/58	300	312,643
5.67%, 07/15/58	1,000	1,047,300
5.69%, 02/15/58	500	530,537
5.76%, 07/15/57	2,000	2,131,446
5.78%, 04/15/58(a)	700	733,948
5.86%, 02/15/57	870	909,236
5.87%, 06/15/58(a)	500	537,842
5.88%, 09/15/57(a)	250	250,528
5.96%, 09/15/56(a)	1,000	1,066,066
5.98%, 02/15/58	1,000	1,054,020
6.14%, 03/15/57(a)	230	238,546
6.16%, 10/15/58(a)	500	515,251
6.23%, 03/15/57(a)	120	121,649
6.26%, 04/15/58(a)	500	503,876
6.36%, 02/15/57(a)	252	264,685
6.67%, 12/15/56(a)	500	541,964
7.05%, 11/15/56(a)	1,000	1,072,009
CD Mortgage Trust
3.19%, 11/13/50	500	489,942
3.71%, 11/13/50(a)	500	490,053
3.91%, 11/13/50(a)	500	474,648
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	929,149
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	723,407
CGMS Commercial Mortgage Trust, 4.10%, 08/15/50(a)	170	161,802
Citigroup Commercial Mortgage Trust
3.47%, 10/12/50	1,264	1,244,706
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	817,694
Series 2017-P8, Class A3, 3.20%, 09/15/50	1,885	1,849,814
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	593,332
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	995,979
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,189,041
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,424,698
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	687,433
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	703,000
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	930,532
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	444,251
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	202,900
Commission Mortgage Trust
Series 2016-DC2, Class C, 4.67%, 02/10/49(a)	250	246,743
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	715,156
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	941,149
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,296	1,195,101
2.72%, 12/15/52	500	470,102
4.05%, 03/15/52	3,117	3,081,205
Series 2015-C4, Class D, 3.76%, 11/15/48(a)	250	246,959
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	114,021
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	979,341
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	975,116
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	991,366
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,394	1,363,942
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	931,551
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	237,138
Series 2019-C18, Class ASB, 2.87%, 12/15/52	409	400,094
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,367,193
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,395,660
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., 5.00%, 05/25/34	$1,500	$1,568,587
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,107,293
1.55%, 01/25/27	1,100	1,072,405
2.05%, 11/25/28(a)	1,000	947,499
2.24%, 10/25/31(a)	1,000	900,989
2.35%, 11/25/31(a)	1,110	1,003,609
2.35%, 03/25/32	5,430	4,882,769
3.53%, 08/25/32	1,000	959,358
3.53%, 09/25/32	2,000	1,909,775
3.60%, 02/25/28	1,250	1,239,189
3.78%, 01/25/32	285	283,006
3.78%, 11/25/32(a)	2,000	1,945,130
3.80%, 10/25/32(a)	1,000	973,094
3.82%, 12/25/32(a)	2,000	1,947,208
3.90%, 04/25/28	2,000	1,995,272
3.92%, 09/25/28(a)	2,000	1,995,706
4.05%, 07/25/33	1,500	1,476,419
4.20%, 05/25/33	1,500	1,491,297
4.22%, 04/25/30	2,000	2,007,939
4.25%, 04/25/33	1,000	998,330
4.25%, 04/25/33	1,500	1,489,494
4.27%, 07/25/30(a)	4,500	4,541,368
4.28%, 07/25/30	2,000	2,018,576
4.29%, 07/25/30(a)	1,250	1,262,318
4.41%, 03/25/30	1,000	1,013,912
4.43%, 02/25/33(a)	2,000	2,018,989
4.50%, 07/25/33(a)	855	866,014
4.50%, 08/25/33(a)	500	506,334
4.51%, 02/25/30(a)	1,500	1,527,014
4.57%, 12/25/28	1,387	1,411,192
4.65%, 08/25/28(a)	1,000	1,017,637
4.74%, 08/25/28(a)	1,000	1,019,921
4.82%, 06/25/28	1,000	1,020,449
4.90%, 10/25/33(a)	1,750	1,815,820
4.94%, 11/25/30(a)	1,000	1,037,532
5.00%, 03/25/34(a)	4,000	4,178,625
5.36%, 01/25/29(a)	500	520,224
5.40%, 01/25/29	1,000	1,040,395
Federal National Mortgage Association
1.71%, 11/25/31(a)	867	807,606
1.94%, 12/25/31(a)	1,000	879,427
2.35%, 02/25/31	915	857,468
2.59%, 06/25/32(a)	2,000	1,816,196
3.06%, 06/25/27(a)	267	262,907
3.77%, 09/25/32(a)	1,100	1,068,749
4.45%, 08/25/34(a)	500	500,172
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	415,232
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	642	632,595
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,332	1,303,424
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	389	385,875
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,125	1,087,720
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,576	1,486,017
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,392,104
Series 2020-M14, Class A2, 1.78%, 05/25/30	928	847,791
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	930,189
Series 2020-M8, Class A2, 1.82%, 02/25/30	92	84,372
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,750,310
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	2,500	2,197,093
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,734,589
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	$1,800	$1,679,617
Series2019-M6, Class A2, 3.45%, 01/01/29	208	205,522
Federal National Mortgage Association-ACES
1.68%, 11/25/32(a)	2,000	1,710,018
1.81%, 10/25/31(a)	1,000	880,168
1.93%, 01/25/32(a)	905	796,607
2.40%, 11/25/31	1,000	907,401
2.90%, 07/25/27(a)	2,000	1,969,652
4.18%, 07/25/28(a)	955	959,205
4.70%, 01/25/35(a)	1,000	1,017,693
Series 2017, Class A2, 2.97%, 09/25/27(a)	797	784,925
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	227,074
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	300	307,371
Freddie Mac Multifamily Structured Pass Through Certificates
1.71%, 07/25/28	1,426	1,350,011
2.71%, 04/25/55	2,139	2,030,591
2.98%, 05/25/29	1,979	1,920,502
4.13%, 10/25/34	1,935	1,930,314
4.33%, 06/25/30(a)	2,000	2,022,368
4.40%, 10/25/30	1,000	1,014,120
4.40%, 06/25/35(a)	2,000	1,996,542
4.41%, 01/25/30(a)	500	507,053
4.49%, 09/25/34	3,000	3,026,209
4.58%, 08/25/35(a)	1,000	1,011,160
4.68%, 10/25/31(a)	500	513,071
4.72%, 12/25/28(a)	1,882	1,922,874
4.94%, 11/25/30(a)	1,500	1,551,520
5.00%, 02/25/35(a)	3,000	3,132,838
5.07%, 10/25/28(a)	1,250	1,286,817
5.15%, 12/25/33(a)	1,000	1,054,361
5.48%, 01/25/29	115	119,964
FREMF Mortgage Trust, 4.25%, 11/25/29(a)	2,000	2,016,702
GS Mortgage Securities Trust
2.12%, 05/12/53	2,000	1,837,090
2.37%, 12/15/54	1,000	879,401
2.79%, 11/10/52	250	236,926
3.47%, 11/10/50	3,390	3,332,200
3.89%, 07/10/51	675	660,958
4.31%, 11/10/50(a)	400	356,539
Series 2017-GS7, Class A3, 3.17%, 08/10/50	2,000	1,964,720
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	478,280
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	738,789
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,077,350
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	454,703
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	727,617
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	101,589
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,073,694
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	385,928
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	500	483,686
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,264,734
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	293,085
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	385,143
Series 2019-COR5, Class A2, 3.15%, 06/13/52	106	105,555
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,084,104
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	447,857
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-C8, Class A4, 4.21%, 06/15/51	$450	$448,146
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	868,743
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	458,723
Morgan Stanley BAML Trust, 5.64%, 03/15/58	900	941,230
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	530	526,896
5.63%, 08/15/58	500	531,113
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,381,532
Series 2016-C32, Class ASB, 3.51%, 12/15/49	76	75,165
Morgan Stanley Capital I Trust
2.32%, 10/15/54	500	442,941
2.45%, 02/15/53	1,000	922,089
3.13%, 11/15/52	250	237,472
3.65%, 11/15/52(a)	250	217,935
4.86%, 07/15/51(a)	400	368,943
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,257,836
Series 2016-UB12, Class A3, 3.34%, 12/15/49	906	891,679
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	985,521
Series 2018-H3, Class A4, 3.91%, 07/15/51	375	371,082
Series 2018-H3, Class A5, 4.18%, 07/15/51	370	367,448
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	1,008,540
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	464,546
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	137,765
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,209	1,166,383
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	895,501
MSWF Commercial Mortgage Trust
5.47%, 05/15/56	900	938,208
5.75%, 05/15/56	730	776,351
6.01%, 12/15/56(a)	1,254	1,359,969
UBS Commercial Mortgage Trust
4.33%, 10/15/51	800	797,692
4.67%, 12/15/51(a)	250	246,508
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,553,213
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,580	1,557,419
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	485,432
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	986,465
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,304,204
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	723,979
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	945,079
UBS Commercial Mortgage Trust 2018-C14, 4.75%, 12/15/51(a)	500	494,507
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	500	476,281
2.34%, 04/15/54	1,000	900,965
2.89%, 12/15/52	480	453,899
3.31%, 11/15/54	500	425,748
4.00%, 04/15/55(a)	500	480,282
4.15%, 03/15/51(a)	1,000	981,299
4.15%, 08/15/51	623	617,711
4.49%, 11/15/50(a)	250	229,056
4.55%, 03/15/52	500	480,091
5.59%, 07/15/58	1,000	1,045,711
5.65%, 02/15/58	500	530,985
5.67%, 10/15/58	250	258,078
5.92%, 11/15/57(a)	1,000	1,050,851
5.92%, 07/15/58	500	520,135
5.98%, 10/15/58(a)	500	515,135
6.10%, 01/15/58	1,000	1,059,417
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	194,809
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	488,919
Series 2017-C38, Class A4, 3.19%, 07/15/50	581	571,192
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-C38, Class A5, 3.45%, 07/15/50	$1,000	$985,956
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	465,800
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,240	1,229,095
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	339,445
Series 2018-C46, Class AS, 4.38%, 08/15/51	750	740,197
Series 2018-C47, Class A4, 4.44%, 09/15/61	2,000	2,006,198
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	742,240
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	619,286
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	457,298
Series 2020-C55, Class A5, 2.73%, 02/15/53	1,479	1,382,966
Series 2020-C56, Class ASB, 2.42%, 06/15/53	446	428,929
Series 2020-C56, Class B, 3.61%, 06/15/53(a)	345	306,920
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	902,227
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	440,067
		368,887,582
Total Collateralized Mortgage Obligations — 72.3% (Cost: $374,845,418)		368,887,582
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 26.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	890,825
2.03%, 09/25/28	1,650	1,566,829
2.25%, 01/25/32	2,165	1,940,588
2.45%, 04/25/32	1,000	902,782
2.58%, 05/25/32	1,250	1,135,628
3.50%, 07/25/32(a)	1,750	1,676,971
Class A1, 2.55%, 05/25/31	976	931,686
Class A2, 2.25%, 02/25/32	1,500	1,344,757
Class A2, 2.92%, 06/25/32	650	602,399
Series 158, Class A2, 3.90%, 12/25/30(a)	905	897,983
Series K062, Class A2, 3.41%, 12/25/26	999	992,160
Series K066, Class A2, 3.12%, 06/25/27	1,000	987,511
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,964,006
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,499,555
Series K071, Class A2, 3.29%, 11/25/27	3,000	2,962,663
Series K072, Class A2, 3.44%, 12/25/27	1,000	990,351
Series K073, Class A2, 3.35%, 01/25/28	1,000	988,360
Series K076, Class A1, 3.73%, 12/25/27	474	471,373
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	998,022
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,099,618
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,498,676
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,309,557
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,128,533
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	1,003,262
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,721,279
Series K088, Class A1, 3.48%, 09/25/28	188	186,864
Series K088, Class A2, 3.69%, 01/25/29	1,010	1,002,994
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,645,426
Series K091, Class A2, 3.51%, 03/25/29	2,017	1,990,408
Series K092, Class A2, 3.30%, 04/25/29	1,010	989,561
Series K094, Class A2, 2.90%, 06/25/29	420	405,656
Series K095, Class A2, 2.79%, 06/25/29	675	649,646
Series K097, Class A1, 2.16%, 05/25/29	660	639,938
Series K098, Class A2, 2.43%, 08/25/29	4,500	4,265,364
Series K100, Class A2, 2.67%, 09/25/29	1,500	1,431,756
Series K101, Class A2, 2.52%, 10/25/29	250	237,126
Series K102, Class A1, 2.18%, 05/25/29	716	693,024
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K102, Class A2, 2.54%, 10/25/29	$1,000	$949,400
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,161,619
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,366,880
Series K106, Class A1, 1.78%, 10/25/29	739	705,321
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,159,190
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,141,282
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,949,942
Series K109, Class A2, 1.56%, 04/25/30	1,000	904,152
Series K110, Class A1, 1.02%, 09/25/29	544	512,526
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,479,532
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,233,964
Series K114, Class A2, 1.37%, 06/25/30	1,000	890,329
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,113,800
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,800,479
Series K117, Class A2, 1.41%, 08/25/30	2,183	1,939,061
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,334,810
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,784,625
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,951,887
Series K123, Class A2, 1.62%, 12/25/30	600	534,018
Series K124, Class A2, 1.66%, 12/25/30	1,300	1,157,202
Series K125, Class A2, 1.85%, 01/25/31	1,000	897,400
Series K126, Class A2, 2.07%, 01/25/31	1,116	1,013,904
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,581,547
Series K128, Class A2, 2.02%, 03/25/31	1,000	904,701
Series K130, Class A2, 1.72%, 06/25/31	950	839,674
Series K131, Class A2, 1.85%, 07/25/31	1,000	888,707
Series K132, Class A2, 2.02%, 08/25/31	1,794	1,600,186
Series K133, Class A2, 2.10%, 09/25/31	1,000	894,479
Series K135, Class A1, 1.61%, 10/25/30	1,114	1,035,801
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,511,098
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,591,784
Series K139, Class A2, 2.59%, 01/25/32(a)	750	686,389
Series K142, Class A2, 2.40%, 03/25/32	1,000	902,780
Series K1510, Class A2, 3.72%, 01/25/31	880	865,020
Series K1510, Class A3, 3.79%, 01/25/34	500	482,467
Series K-1511, Class A2, 3.47%, 03/25/31	500	485,441
Series K-1512, Class A2, 2.99%, 05/25/31	730	691,809
Series K-1512, Class A3, 3.06%, 04/25/34	450	408,927
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	899,881
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,447,542
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,196,645
Series K-1518, Class A2, 1.86%, 10/25/35	500	399,298
Series K152, Class A1, 2.83%, 05/25/30	903	876,925
Series K152, Class A2, 3.08%, 01/25/31	250	238,968
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	835,144
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	806,295
Series K153, Class A3, 3.12%, 10/25/31(a)	500	473,524
Series K154, Class A3, 3.46%, 11/25/32(a)	345	330,456
Series K155, Class A1, 3.75%, 11/25/29	338	336,873
Series K156, Class A3, 3.70%, 06/25/33(a)	500	481,478
Series K157, Class A2, 3.99%, 05/25/33(a)	826	823,229
Series K159, Class A1, 3.95%, 12/25/29	381	380,223
Series K159, Class A2, 3.95%, 11/25/30(a)	833	828,833
Series K737, Class AM, 2.10%, 10/25/26	300	294,263
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,297,888
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K741, Class A2, 1.60%, 12/25/27	$1,120	$1,069,974
Series K742, Class A2, 1.76%, 03/25/28	1,000	953,379
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,316,160
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.38%, 02/25/43(a)	121	119,543
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,571	1,556,040
Series 2017-M11, Class A2, 2.98%, 08/25/29	830	803,065
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	509	500,622
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	901	886,230
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	767	756,701
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	894	881,847
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	2,178	2,139,097
Series 2018-M13, Class A2, 3.75%, 09/25/30(a)	71	70,175
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	705	692,312
Series 2019-M1, Class A2, 3.56%, 09/25/28(a)	1,636	1,621,790
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,745	1,732,048
Series 2019-M22, Class A2, 2.52%, 08/25/29	874	832,437
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,081	1,055,775
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,267	2,224,474
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,317	2,255,168
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,335	2,267,461
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,219	2,076,756
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,763,565
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,736,156
		137,253,510
U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 3.63%, 08/31/27	1,000	1,000,195
Total U.S. Government & Agency Obligations — 27.1% (Cost: $144,174,679)		138,253,705
Total Long-Term Investments — 99.4% (Cost: $519,020,097)		507,141,287
	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	4,990,000	4,990,000
Total Short-Term Securities — 1.0% (Cost: $4,990,000)		4,990,000
Total Investments — 100.4% (Cost: $524,010,097)		512,131,287
Liabilities in Excess of Other Assets — (0.4)%		(1,795,481)
Net Assets — 100.0%		$510,335,806

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® CMBS ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,200,000	$2,790,000 (a)	$—	$—	$—	$4,990,000	4,990,000	$120,035	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$368,887,582	$—	$368,887,582
U.S. Government & Agency Obligations	—	138,253,705	—	138,253,705
Short-Term Securities
Money Market Funds	4,990,000	—	—	4,990,000
	$4,990,000	$507,141,287	$—	$512,131,287
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
1.50%, 10/20/51	$371	$294,004
2.00%, 07/20/50	32	26,538
2.00%, 08/20/50	653	544,009
2.00%, 09/20/50	8,512	7,085,092
2.00%, 12/20/50	1,176	978,648
2.00%, 01/20/51	1,792	1,491,161
2.00%, 02/20/51	15,382	12,798,281
2.00%, 03/20/51	5,452	4,536,494
2.00%, 12/20/51	11,269	9,373,962
2.00%, 01/20/52	7,603	6,324,698
2.00%, 02/20/52	9,456	7,864,604
2.00%, 11/20/55(a)	2,200	1,829,363
2.50%, 01/15/28	1	701
2.50%, 02/20/28	2	1,500
2.50%, 01/20/31	45	43,655
2.50%, 07/20/35	862	822,474
2.50%, 04/20/43	10	9,323
2.50%, 12/20/46	956	841,734
2.50%, 01/20/47	94	82,381
2.50%, 06/20/50	2,599	2,255,772
2.50%, 08/20/50	9,295	8,012,509
2.50%, 09/20/50	3,320	2,861,857
2.50%, 01/20/51	2,722	2,361,349
2.50%, 02/20/51	2,039	1,767,460
2.50%, 05/20/51	7,903	6,848,298
2.50%, 07/20/51	9,254	8,018,360
2.50%, 08/20/51	8,000	6,931,350
2.50%, 09/20/51	5,948	5,153,201
2.50%, 12/20/51	3,421	2,963,437
2.50%, 03/20/52	3,240	2,806,434
2.50%, 04/20/52	5,008	4,337,620
2.50%, 05/20/52	794	687,667
2.50%, 06/20/52	930	805,626
3.00%, 07/15/27	1	630
3.00%, 09/15/27	1	1,142
3.00%, 01/20/31	57	55,793
3.00%, 07/20/31	91	89,252
3.00%, 02/20/32	76	74,142
3.00%, 09/15/42	4	3,862
3.00%, 10/15/42	25	23,192
3.00%, 01/20/43	250	231,069
3.00%, 07/15/43	44	40,760
3.00%, 09/20/43	520	479,403
3.00%, 01/15/44	1,479	1,360,059
3.00%, 08/20/44	279	257,423
3.00%, 05/20/45	203	186,245
3.00%, 07/20/45	57	51,890
3.00%, 10/20/45	92	84,034
3.00%, 12/20/45	1,150	1,052,578
3.00%, 01/20/46	370	338,465
3.00%, 02/20/46	385	353,002
3.00%, 03/20/46	1,405	1,280,097
3.00%, 04/20/46	937	854,348
3.00%, 05/20/46	1,189	1,084,073
3.00%, 06/20/46	420	382,690
3.00%, 08/20/46	2,760	2,515,354
3.00%, 09/20/46	1,807	1,646,860
3.00%, 12/15/46	111	100,753
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/20/46	$318	$290,055
3.00%, 02/15/47	129	117,244
3.00%, 02/20/47	362	329,993
3.00%, 06/20/47	42	38,313
3.00%, 07/20/47	715	650,750
3.00%, 10/20/47	237	215,455
3.00%, 02/20/48	33	30,134
3.00%, 04/20/49	1,460	1,329,043
3.00%, 07/20/49	298	269,766
3.00%, 09/20/49	23	21,000
3.00%, 10/15/49	587	528,174
3.00%, 11/20/49	905	817,684
3.00%, 01/20/50	833	752,100
3.00%, 04/20/50	6,331	5,714,244
3.00%, 08/20/50	1,280	1,157,393
3.00%, 03/20/51	1,368	1,235,322
3.00%, 04/20/51	2,535	2,284,682
3.00%, 08/20/51	2,369	2,133,831
3.00%, 10/20/51	952	857,744
3.00%, 11/20/51	1,627	1,465,172
3.00%, 12/20/51	1,366	1,229,883
3.00%, 02/20/52	3,657	3,293,189
3.00%, 03/20/52	1,566	1,406,601
3.00%, 04/20/52	451	403,619
3.00%, 06/20/52	1,682	1,513,936
3.00%, 07/20/52	367	330,905
3.00%, 10/20/52	2,808	2,526,450
3.50%, 02/15/26	0 (b)	48
3.50%, 11/15/26	0 (b)	175
3.50%, 02/20/27	1	693
3.50%, 01/20/31	19	18,932
3.50%, 07/20/32	54	53,333
3.50%, 09/15/41	3	2,795
3.50%, 06/20/42	1,999	1,870,492
3.50%, 09/15/42	6	5,729
3.50%, 09/20/42	87	81,982
3.50%, 10/15/42	3	2,706
3.50%, 10/20/42	206	194,107
3.50%, 11/15/42	17	16,351
3.50%, 11/20/42	674	636,365
3.50%, 12/20/42	72	67,513
3.50%, 02/20/43	610	574,407
3.50%, 03/15/43	23	21,993
3.50%, 05/15/43	24	21,996
3.50%, 06/15/43	99	92,115
3.50%, 04/20/45	199	186,254
3.50%, 06/20/45	74	68,906
3.50%, 09/20/45	2,204	2,058,143
3.50%, 11/20/45	8	7,519
3.50%, 12/20/45	55	51,394
3.50%, 03/20/46	279	260,681
3.50%, 04/20/46	44	41,172
3.50%, 06/20/46	425	397,301
3.50%, 07/20/46	2,509	2,343,092
3.50%, 11/20/46	8	7,101
3.50%, 12/20/46	106	99,346
3.50%, 01/20/47	38	35,717
3.50%, 02/20/47	93	87,138
3.50%, 03/20/47	191	178,903
3.50%, 04/20/47	818	764,929
3.50%, 08/20/47	367	342,790
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/20/47	$295	$271,303
3.50%, 12/20/47	481	440,826
3.50%, 01/20/48	13	11,823
3.50%, 04/20/48	79	73,599
3.50%, 05/20/48	247	231,457
3.50%, 09/20/48	26	24,471
3.50%, 11/20/48	502	467,783
3.50%, 03/20/49	5,849	5,449,098
3.50%, 09/20/49	158	146,475
3.50%, 10/20/49	190	176,574
3.50%, 04/20/50	2,791	2,589,658
3.50%, 05/20/50	278	257,925
3.50%, 04/20/52	1,137	1,053,765
3.50%, 07/20/52	3,452	3,197,670
3.50%, 08/20/52	390	361,368
3.50%, 11/20/52	4,975	4,608,756
3.50%, 12/20/52	2,673	2,476,268
3.50%, 06/20/53	354	329,265
3.50%, 11/20/55(a)	3,225	2,951,585
4.00%, 03/20/26	0 (b)	54
4.00%, 07/20/26	0 (b)	89
4.00%, 02/15/41	5	4,604
4.00%, 03/15/41	4	3,971
4.00%, 04/15/41	16	15,465
4.00%, 05/15/41	4	4,170
4.00%, 12/15/41	5	4,713
4.00%, 01/15/42	4	4,075
4.00%, 02/15/42	14	13,395
4.00%, 03/15/42	25	24,512
4.00%, 05/15/42	6	5,602
4.00%, 08/15/42	6	5,410
4.00%, 09/20/42	155	151,231
4.00%, 04/15/44	22	20,798
4.00%, 05/15/44	35	33,883
4.00%, 08/20/44	18	17,591
4.00%, 10/20/44	195	189,049
4.00%, 03/20/45	806	780,010
4.00%, 08/15/45	2,382	2,297,966
4.00%, 08/20/45	311	300,590
4.00%, 09/20/45	4,878	4,716,462
4.00%, 10/20/45	4	3,780
4.00%, 01/20/46	7	6,344
4.00%, 03/20/46	75	72,735
4.00%, 07/20/46	7	7,098
4.00%, 09/20/46	221	213,760
4.00%, 11/20/46	86	82,704
4.00%, 12/15/46	14	13,894
4.00%, 05/20/47	22	20,847
4.00%, 06/20/47	1,236	1,190,112
4.00%, 07/20/47	250	240,490
4.00%, 08/20/47	5	4,663
4.00%, 11/20/47	74	70,896
4.00%, 03/20/48	47	45,578
4.00%, 04/20/48	327	313,651
4.00%, 05/20/48	2,534	2,436,769
4.00%, 06/20/48	898	863,817
4.00%, 07/20/48	269	258,342
4.00%, 11/20/48	431	414,856
4.00%, 09/15/49	153	147,423
4.00%, 01/20/50	349	335,403
4.00%, 02/20/50	8	7,290
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/20/52	$739	$705,347
4.00%, 10/20/52	1,874	1,789,048
4.00%, 12/20/52	479	456,948
4.00%, 05/20/53	1,133	1,081,703
4.00%, 06/20/53	2,306	2,200,898
4.00%, 03/20/54	191	181,056
4.00%, 12/20/54	2,441	2,308,216
4.00%, 11/20/55(a)	700	661,943
4.50%, 08/15/39	54	53,983
4.50%, 07/15/40	13	13,447
4.50%, 08/15/40	24	24,390
4.50%, 07/20/41	1,091	1,094,217
4.50%, 11/20/45	145	144,267
4.50%, 08/20/46	238	238,167
4.50%, 09/20/46	37	36,998
4.50%, 10/20/46	41	41,010
4.50%, 11/20/46	41	40,550
4.50%, 04/20/47	4	3,839
4.50%, 06/20/47	5	4,755
4.50%, 07/20/47	1,665	1,658,507
4.50%, 02/20/48	228	226,710
4.50%, 06/20/48	15	14,940
4.50%, 07/20/48	94	93,231
4.50%, 08/20/48	82	81,193
4.50%, 09/20/48	937	929,462
4.50%, 10/20/48	663	657,865
4.50%, 12/20/48	707	700,985
4.50%, 01/20/49	469	465,633
4.50%, 03/20/49	11	11,302
4.50%, 06/20/49	449	445,512
4.50%, 08/20/49	135	134,209
4.50%, 10/20/49	100	98,890
4.50%, 01/20/50	529	525,266
4.50%, 08/20/52	352	345,964
4.50%, 10/20/52	2,017	1,981,447
4.50%, 03/20/53	5,213	5,122,776
4.50%, 05/20/53	1,109	1,088,384
4.50%, 06/20/53	4,078	3,999,719
4.50%, 07/20/53	1,113	1,092,268
4.50%, 09/20/53	1,000	980,152
4.50%, 04/20/54	1,176	1,149,483
4.50%, 10/20/54	1,184	1,155,676
4.50%, 11/20/54	1,470	1,436,594
4.50%, 11/20/55(a)	3,525	3,439,805
5.00%, 07/15/39	13	13,078
5.00%, 07/20/42	77	78,992
5.00%, 07/20/46	31	31,497
5.00%, 04/20/48	31	32,004
5.00%, 05/20/48	166	168,002
5.00%, 11/20/48	38	38,127
5.00%, 12/20/48	37	37,114
5.00%, 01/20/49	108	109,690
5.00%, 04/20/49	7	6,852
5.00%, 09/20/50	141	143,502
5.00%, 07/20/52	3,151	3,162,004
5.00%, 08/20/52	746	747,918
5.00%, 09/20/52	1,597	1,602,438
5.00%, 12/20/52	2,726	2,734,155
5.00%, 01/20/53	980	983,496
5.00%, 04/20/53	2,596	2,603,345
5.00%, 05/20/53	5,130	5,143,540
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/20/53	$986	$987,617
5.00%, 07/20/53	3,898	3,906,448
5.00%, 11/20/53	994	994,862
5.00%, 02/20/54	1,250	1,250,702
5.00%, 09/20/54	490	489,012
5.00%, 10/20/54	380	379,029
5.00%, 11/15/54(a)	4,368	4,354,410
5.00%, 11/20/54	6,642	6,626,474
5.00%, 12/20/54	2,679	2,672,206
5.50%, 10/15/38	9	9,256
5.50%, 07/20/40	131	136,866
5.50%, 12/20/52	2,423	2,458,577
5.50%, 01/20/53	986	1,000,667
5.50%, 03/20/53	570	579,100
5.50%, 04/20/53	8,463	8,579,169
5.50%, 05/20/53	913	925,424
5.50%, 06/20/53	151	152,611
5.50%, 09/20/53	2,789	2,825,218
5.50%, 11/20/53	2,225	2,253,411
5.50%, 01/20/54	3,751	3,797,967
5.50%, 04/20/54	1,189	1,203,789
5.50%, 07/20/54	894	902,668
5.50%, 08/20/54	1,142	1,153,778
5.50%, 10/20/54	4,923	4,969,586
5.50%, 11/15/54(a)	9,000	9,074,220
5.50%, 11/20/54	1,596	1,611,076
5.50%, 12/20/54	2,113	2,132,654
5.50%, 01/20/55	3,246	3,276,449
5.50%, 06/20/55	396	399,192
6.00%, 09/20/38	12	12,941
6.00%, 02/20/53	197	202,296
6.00%, 09/20/53	2,278	2,332,890
6.00%, 10/20/53	1,107	1,133,575
6.00%, 12/20/53	918	940,396
6.00%, 06/20/54	739	754,461
6.00%, 08/20/54	6,059	6,183,007
6.00%, 09/20/54	1,921	1,960,004
6.00%, 10/20/54	2,862	2,920,431
6.00%, 11/15/54(a)	7,140	7,266,390
6.00%, 11/20/54	1,287	1,313,167
6.00%, 07/20/55	1,227	1,253,100
6.00%, 09/20/55	3,727	3,805,688
6.50%, 10/20/53	2,925	3,030,218
6.50%, 06/20/54	580	597,784
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 11/15/54(a)	$1,585	$1,634,390
6.50%, 06/20/55	2,792	2,886,268
6.50%, 07/20/55	1,671	1,727,755
6.50%, 08/20/55	2,570	2,658,400
6.50%, 09/20/55	952	985,384
		374,558,731
Total Long-Term Investments — 99.4% (Cost: $388,072,147)		374,558,731
	Shares
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	36,420,000	36,420,000
Total Short-Term Securities — 9.7% (Cost: $36,420,000)		36,420,000
Total Investments Before TBA Sales Commitments — 109.1% (Cost: $424,492,147)		410,978,731
	Par (000)
TBA Sales Commitments(a)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 6.50%, 11/15/54	$(825)	(850,561)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(850,523))		(850,561)
Total Investments, Net of TBA Sales Commitments — 108.9% (Cost: $423,641,624)		410,128,170
Liabilities in Excess of Other Assets — (8.9)%		(33,570,090)
Net Assets — 100.0%		$376,558,080

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,400,000	$12,020,000 (a)	$—	$—	$—	$36,420,000	36,420,000	$1,246,749	$—

(a)	Represents net amount purchased (sold).
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® GNMA Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$374,558,731	$—	$374,558,731
Short-Term Securities
Money Market Funds	36,420,000	—	—	36,420,000
Liabilities
Investments
TBA Sales Commitments	—	(850,561)	—	(850,561)
	$36,420,000	$373,708,170	$—	$410,128,170
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments
October 31, 2025
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.7%
U.S. Treasury Floating Rate Note
3.86%, 01/31/27, (3-mo. Treasury money market yield + 0.10%)(a)	$851,447	$850,452,212
3.92%, 04/30/26, (3-mo. Treasury money market yield + 0.15%)(a)	907,330	907,122,466
3.92%, 07/31/27, (3-mo. Treasury money market yield + 0.16%)(a)	743,115	743,042,578
3.93%, 04/30/27, (3-mo. Treasury money market yield + 0.16%)(a)	881,724	881,420,149
3.95%, 07/31/26, (3-mo. Treasury money market yield + 0.18%)(a)	860,036	859,942,682
3.96%, 10/31/27, (3-mo. Treasury money market yield + 0.19%)(a)	465,200	465,318,119
3.97%, 10/31/26, (3-mo. Treasury money market yield + 0.20%)(a)	932,612	932,769,159
4.01%, 01/31/26, (3-mo. Treasury money market yield + 0.25%)(a)	848,817	848,913,545
		6,488,980,910
Total Long-Term Investments — 99.7% (Cost: $6,490,923,798)		6,488,980,910
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(b)(c)	22,860,000	$22,860,000
Total Short-Term Securities — 0.3% (Cost: $22,860,000)		22,860,000
Total Investments — 100.0% (Cost: $6,513,783,798)		6,511,840,910
Liabilities in Excess of Other Assets — (0.0)%		(452,645)
Net Assets — 100.0%		$6,511,388,265

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$136,570,000	$—	$(113,710,000)(a)	$—	$—	$22,860,000	22,860,000	$255,618	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,488,980,910	$—	$6,488,980,910
Short-Term Securities
Money Market Funds	22,860,000	—	—	22,860,000
	$22,860,000	$6,488,980,910	$—	$6,511,840,910
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$507,141,287	$374,558,731	$6,488,980,910
Investments, at value—affiliated(b)	4,990,000	36,420,000	22,860,000
Cash	6,260	4,573	2,575
Receivables:
Investments sold	—	2,830	—
Securities lending income—affiliated	—	—	1,699
TBA sales commitments	—	850,523	—
Dividends—affiliated	12,739	98,731	16,132
Interest—unaffiliated	1,543,095	1,204,835	962,380
Total assets	513,693,381	413,140,223	6,512,823,696
LIABILITIES
Cash received as collateral for TBA commitments	—	27,406	—
TBA sales commitments, at value(c)	—	850,561	—
Payables:
Investments purchased	3,249,002	35,674,900	600,428
Investment advisory fees	108,573	29,276	835,003
Total liabilities	3,357,575	36,582,143	1,435,431
Commitments and contingent liabilities
NET ASSETS	$510,335,806	$376,558,080	$6,511,388,265
NET ASSETS CONSIST OF
Paid-in capital	$587,425,058	$421,799,431	$6,491,862,118
Accumulated earnings (loss)	(77,089,252)	(45,241,351)	19,526,147
NET ASSETS	$510,335,806	$376,558,080	$6,511,388,265
NET ASSET VALUE
Shares outstanding	10,400,000	8,450,000	128,700,000
Net asset value	$49.07	$44.56	$50.59
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$519,020,097	$388,072,147	$6,490,923,798
(b) Investments, at cost—affiliated	$4,990,000	$36,420,000	$22,860,000
(c) Proceeds from TBA sales commitments	$—	$850,523	$—
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations
Year Ended October 31, 2025

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$120,035	$1,246,749	$226,406
Interest—unaffiliated	16,681,872	14,102,554	297,042,722
Securities lending income—affiliated—net	—	—	29,212
Total investment income	16,801,907	15,349,303	297,298,340
EXPENSES
Investment advisory	1,120,660	353,568	10,104,273
Total expenses	1,120,660	353,568	10,104,273
Less:
Investment advisory fees waived	—	(25,990)	—
Total expenses after fees waived	1,120,660	327,578	10,104,273
Net investment income	15,681,247	15,021,725	287,194,067
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,588,396)	(712,206)	(31,974)
In-kind redemptions—unaffiliated(a)	—	—	1,045,910
	(3,588,396)	(712,206)	1,013,936
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	17,827,119	10,005,787	2,175,636
	17,827,119	10,005,787	2,175,636
Net realized and unrealized gain	14,238,723	9,293,581	3,189,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,919,970	$24,315,306	$290,383,639
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,681,247	$13,924,198	$15,021,725	$13,474,771
Net realized loss	(3,588,396)	(10,425,994)	(712,206)	(5,953,186)
Net change in unrealized appreciation (depreciation)	17,827,119	34,988,131	10,005,787	24,988,307
Net increase in net assets resulting from operations	29,919,970	38,486,335	24,315,306	32,509,892
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,472,487)	(13,665,327)	(14,751,610)	(13,384,461)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	39,875,630	48,883,245	54,139,356	(22,760,691)
NET ASSETS
Total increase (decrease) in net assets	54,323,113	73,704,253	63,703,052	(3,635,260)
Beginning of year	456,012,693	382,308,440	312,855,028	316,490,288
End of year	$510,335,806	$456,012,693	$376,558,080	$312,855,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
16

Statements of Changes in Net Assets(continued)

	iShares Treasury Floating Rate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$287,194,067	$427,523,092
Net realized gain	1,013,936	1,643,687
Net change in unrealized appreciation (depreciation)	2,175,636	(7,731,080)
Net increase in net assets resulting from operations	290,383,639	421,435,699
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(292,784,636)	(449,238,525)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(485,068,331)	(3,819,747,225)
NET ASSETS
Total decrease in net assets	(487,469,328)	(3,847,550,051)
Beginning of year	6,998,857,593	10,846,407,644
End of year	$6,511,388,265	$6,998,857,593

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares CMBS ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$47.50	$44.45	$45.06	$53.62	$54.88
Net investment income(a)	1.68	1.54	1.32	1.19	1.23
Net realized and unrealized gain (loss)(b)	1.56	3.03	(0.59)	(8.45)	(1.06)
Net increase (decrease) from investment operations	3.24	4.57	0.73	(7.26)	0.17
Distributions(c)
From net investment income	(1.67)	(1.52)	(1.34)	(1.18)	(1.22)
From net realized gain	—	—	—	(0.12)	(0.21)
Total distributions	(1.67)	(1.52)	(1.34)	(1.30)	(1.43)
Net asset value, end of year	$49.07	$47.50	$44.45	$45.06	$53.62
Total Return(d)
Based on net asset value	6.95%	10.38%	1.58%	(13.75)%	0.29%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.50%	3.29%	2.88%	2.39%	2.26%
Supplemental Data
Net assets, end of year (000)	$510,336	$456,013	$382,308	$585,829	$820,386
Portfolio turnover rate(f)	37%	33%	19%	21%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$43.45	$40.84	$42.62	$49.88	$50.93
Net investment income(a)	1.85	1.72	1.44	0.66	0.04
Net realized and unrealized gain (loss)(b)	1.09	2.63	(1.82)	(7.31)	(0.61)
Net increase (decrease) from investment operations	2.94	4.35	(0.38)	(6.65)	(0.57)
Distributions(c)
From net investment income	(1.83)	(1.74)	(1.40)	(0.61)	(0.06)
Return of capital	—	—	—	—	(0.42)
Total distributions	(1.83)	(1.74)	(1.40)	(0.61)	(0.48)
Net asset value, end of year	$44.56	$43.45	$40.84	$42.62	$49.88
Total Return(d)
Based on net asset value	6.96%	10.75%	(1.05)%	(13.42)%	(1.14)%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.15%
Total expenses after fees waived	0.09%	0.09%	0.09%	0.09%	0.13%
Net investment income	4.25%	3.96%	3.30%	1.41%	0.08%
Supplemental Data
Net assets, end of year (000)	$376,558	$312,855	$316,490	$330,278	$483,847
Portfolio turnover rate(f)(g)	269%	283%	327%	313%	498%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$50.61	$50.73	$50.50	$50.26	$50.29
Net investment income (loss)(a)	2.15	2.64	2.53	1.05	(0.01)
Net realized and unrealized gain (loss)(b)	0.02	(0.03)	(0.04)	(0.44)	(0.01)
Net increase (decrease) from investment operations	2.17	2.61	2.49	0.61	(0.02)
Distributions(c)
Distributions from net investment income	(2.19)	(2.73)	(2.26)	(0.37)	(0.01)
From net realized gain	—	—	—	(0.00)(d)	(0.00)(d)
Total distributions	(2.19)	(2.73)	(2.26)	(0.37)	(0.01)
Net asset value, end of year	$50.59	$50.61	$50.73	$50.50	$50.26
Total Return(e)
Based on net asset value	4.41%	5.29%	5.05%	1.22%	(0.04)%
Ratios to Average Net Assets(f)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.26%	5.23%	5.00%	2.08%	(0.02)%
Supplemental Data
Net assets, end of year (000)	$6,511,388	$6,998,858	$10,846,408	$3,782,823	$261,364
Portfolio turnover rate(g)	40%	28%	14%	6%	74%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Rounds to less than $0.01.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
GNMA Bond	$25,990
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Treasury Floating Rate Bond	$11,468
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$102,487,580	$81,110,105	$103,355,433	$84,470,795
GNMA Bond	1,000,079,602	948,555,832	—	—
Treasury Floating Rate Bond	3,234,223,190	2,512,267,943	—	—
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$2,361,562,401	$2,842,715,058
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Treasury Floating Rate Bond	$1,045,910	$ (1,045,910)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
CMBS
Ordinary income	$15,472,487	$13,665,327
GNMA Bond
Ordinary income	$14,751,610	$13,384,461
Treasury Floating Rate Bond
Ordinary income	$292,784,636	$449,238,525
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
CMBS	$1,534,881	$(66,304,732)	$(12,319,401)	$(77,089,252)
GNMA Bond	1,379,189	(32,403,361)	(14,217,179)	(45,241,351)
Treasury Floating Rate Bond	21,624,672	(155,637)	(1,942,888)	19,526,147

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and TBA transactions.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$524,450,688	$4,627,268	$(16,946,669)	$(12,319,401)
GNMA Bond	425,195,872	3,593,493	(17,810,672)	(14,217,179)
Treasury Floating Rate Bond	6,513,783,798	21,856,125	(23,799,013)	(1,942,888)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	2,600,000	$125,835,229	2,600,000	$122,373,344
Shares redeemed	(1,800,000)	(85,959,599)	(1,600,000)	(73,490,099)
	800,000	$39,875,630	1,000,000	$48,883,245
GNMA Bond
Shares sold	1,850,000	$80,137,122	1,950,000	$85,742,051
Shares redeemed	(600,000)	(25,997,766)	(2,500,000)	(108,502,742)
	1,250,000	$54,139,356	(550,000)	$(22,760,691)
Treasury Floating Rate Bond
Shares sold	47,100,000	$2,379,327,936	36,800,000	$1,859,862,879
Shares redeemed	(56,700,000)	(2,864,396,267)	(112,300,000)	(5,679,610,104)
	(9,600,000)	$(485,068,331)	(75,500,000)	$(3,819,747,225)
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares CMBS ETF
iShares GNMA Bond ETF
iShares Treasury Floating Rate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
28

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
CMBS	$77,317
GNMA Bond	610,339
Treasury Floating Rate Bond	287,166,245
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
CMBS	$15,673,351
GNMA Bond	15,073,384
Treasury Floating Rate Bond	287,166,245
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
CMBS	$15,673,351
GNMA Bond	15,073,384
Treasury Floating Rate Bond	287,166,245
29
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Board Review and Approval of Investment Advisory Contract
iShares CMBS ETF, iShares GNMA Bond ETF, iShares Treasury Floating Rate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
31
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
32

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
33
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
TBA	To-Be-Announced
Glossary of Terms Used in this Report
34

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX Exchange

Schedule of Investments
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 3.96%, 03/15/30	$1,500	$1,499,700
American Express Credit Account Master Trust
5.15%, 09/16/30	1,000	1,034,414
4.65%, 07/15/29	1,110	1,124,039
4.51%, 04/15/32	300	306,481
4.28%, 04/15/30	700	706,851
4.30%, 07/15/30	1,000	1,011,641
American Express Credit Account Master Trust Series, 4.51%, 07/15/32	500	510,583
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,472,101
BMW Vehicle Lease Trust, 3.97%, 09/25/28	750	749,327
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	274,385
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	500	503,543
CarMax Auto Owner Trust
4.48%, 03/15/30	800	806,258
4.47%, 01/15/31	400	404,700
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,031,975
Citibank Credit Card Issuance Trust, 4.49%, 06/21/32	500	509,236
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	79,709
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,011,856
5.74%, 05/15/29	2,000	2,016,149
Ford Credit Auto Owner Trust, 4.88%, 09/15/30	500	507,716
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	500	506,808
GM Financial Automobile Leasing Trust, 4.17%, 08/21/28	500	501,035
Honda Auto Receivables Owner Trust, 4.57%, 03/21/29	1,200	1,207,546
Hyundai Auto Receivables Trust, 4.41%, 05/15/29	1,535	1,542,993
John Deere Owner Trust
4.96%, 11/15/28	320	322,549
4.06%, 06/15/29	1,430	1,431,798
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	500	506,992
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	1,000	1,010,298
PSNH Funding LLC 3, 3.81%, 02/01/35	500	492,113
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	430	431,967
4.87%, 05/15/31	500	504,328
5.32%, 12/15/31	250	252,946
4.67%, 08/15/29	500	502,601
Synchrony Card Funding LLC, 4.49%, 05/15/31	1,000	1,012,698
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	1,000	1,005,006
4.34%, 11/15/29	100	100,737
4.11%, 03/15/30	650	652,194
4.19%, 01/15/31	750	753,803
Verizon Master Trust
5.16%, 06/20/29	4,000	4,025,998
4.17%, 08/20/30	1,000	1,003,494
Security	Par (000)	Value
Volkswagen Auto Lease Trust, 4.50%, 06/20/28	$500	$504,435
WF Card Issuance Trust
4.94%, 02/15/29	1,000	1,012,653
4.29%, 10/15/29	300	302,396
Total Asset-Backed Securities — 0.8% (Cost: $34,914,602)		35,148,052
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.7%
Bank, 3.46%, 04/15/52	342	334,228
Bank5
5.61%, 08/15/57	1,500	1,560,870
5.65%, 04/15/58	1,500	1,570,452
5.88%, 08/15/57	500	523,810
6.50%, 12/15/56	433	455,970
BBCMS Mortgage Trust
4.05%, 12/15/51	500	494,861
5.02%, 09/15/58	1,000	1,022,917
5.63%, 09/15/57	300	308,552
5.89%, 09/15/57	1,000	1,048,374
6.64%, 03/15/57(a)	250	256,528
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	796,566
BBCMS Trust, 2.27%, 07/15/54	500	472,380
Benchmark Mortgage Trust
2.93%, 12/15/72	500	468,023
5.18%, 04/15/57	250	256,965
5.18%, 10/15/58	400	411,614
5.36%, 05/15/55	300	305,328
5.60%, 08/15/57	500	519,250
5.93%, 03/15/57	1,000	1,043,840
6.06%, 01/10/57(a)	500	509,250
6.06%, 08/15/57(a)	500	520,043
6.79%, 03/15/57	500	523,094
6.95%, 07/15/57(a)	140	148,668
Series 2018-B21, Class A2, 1.74%, 12/17/53	378	370,466
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,174,682
BMARK, 7.46%, 11/15/56(a)	250	265,696
BMO Mortgage Trust
5.32%, 09/15/57	200	205,672
5.58%, 05/15/58	450	468,965
5.63%, 12/15/57(a)	700	729,050
5.74%, 12/15/57(a)	500	493,128
5.75%, 09/15/57(a)	500	510,341
5.86%, 02/15/57	650	679,314
5.88%, 09/15/57(a)	200	200,422
5.89%, 11/15/57(a)	400	413,860
6.20%, 11/15/57(a)	900	932,347
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	471,650
CD Mortgage Trust, 3.91%, 11/13/50(a)	200	189,859
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	181,185
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	988,887
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	949,799

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
3.91%, 12/15/52(a)	$100	$90,424
4.05%, 03/15/52	520	514,029
4.45%, 04/15/51(a)	400	386,825
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	673,473
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	966,334
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,935,644
3.78%, 01/25/32	1,423	1,415,031
4.46%, 08/25/31	2,000	2,030,518
4.57%, 12/25/28	1,000	1,017,442
4.74%, 08/25/28(a)	10,000	10,199,207
5.20%, 02/25/31	3,110	3,265,617
5.36%, 01/25/29(a)	2,720	2,830,019
5.40%, 01/25/29	1,726	1,795,722
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	488	440,315
Freddie Mac Multifamily Structured Pass Through Certificates, 4.33%, 06/25/30(a)	5,000	5,055,919
GS Mortgage Securities Trust
2.12%, 05/12/53	1,000	918,545
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,257	1,246,147
Morgan Stanley BAML Trust, 5.64%, 03/15/58	200	209,162
Morgan Stanley Bank of America Merrill Lynch Trust
5.11%, 11/15/58	225	230,799
Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	3,025,462
Morgan Stanley Capital I Trust
2.45%, 02/15/53	500	461,044
3.65%, 11/15/52(a)	125	114,919
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	913,597
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	2,472	2,478,238
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	490,650
4.67%, 09/15/61(a)	1,000	988,025
5.93%, 07/15/57	2,000	2,095,405
6.23%, 01/15/58(a)	500	509,669
6.39%, 01/15/58(a)	500	527,985
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,882,437
		80,485,509
Total Collateralized Mortgage Obligations — 1.7% (Cost: $79,574,764)		80,485,509
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	USD170	146,788
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29(b)(c)	USD310	304,187
7.75%, 04/15/28(b)	USD305	303,105
Security	Par (000)	Value
Advertising (continued)
7.88%, 04/01/30(b)	USD250	$262,166
CMG Media Corp., 8.88%, 06/18/29(b)(c)	USD185	162,692
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	USD100	99,103
4.75%, 03/30/30	USD215	215,923
Lamar Media Corp.
3.75%, 02/15/28	USD230	223,707
4.00%, 02/15/30	USD175	168,004
4.88%, 01/15/29	USD165	163,562
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	USD805	794,900
Omnicom Group Inc.
2.45%, 04/30/30	USD180	165,810
4.20%, 06/01/30	USD30	29,747
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	USD175	168,939
4.63%, 03/15/30(b)(c)	USD160	154,258
5.00%, 08/15/27(b)	USD210	209,158
Stagwell Global LLC, 5.63%, 08/15/29(b)	USD325	309,644
		3,881,693
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	USD200	206,498
Airbus SE, 3.15%, 04/10/27(b)	USD260	257,229
ATI Inc.
4.88%, 10/01/29	USD100	99,383
5.88%, 12/01/27	USD130	130,073
7.25%, 08/15/30	USD5	5,251
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	USD100	105,495
BAE Systems PLC
3.40%, 04/15/30(b)	USD405	390,293
5.00%, 03/26/27(b)	USD205	207,263
5.13%, 03/26/29(b)	USD380	391,450
Boeing Co. (The)
2.70%, 02/01/27	USD370	363,129
2.80%, 03/01/27	USD150	147,043
2.95%, 02/01/30	USD215	202,992
3.20%, 03/01/29	USD295	284,824
3.25%, 02/01/28	USD395	386,776
3.25%, 03/01/28	USD65	63,543
3.45%, 11/01/28	USD35	34,278
5.04%, 05/01/27	USD625	631,106
5.15%, 05/01/30	USD1,380	1,418,196
6.26%, 05/01/27	USD345	354,490
6.30%, 05/01/29	USD465	493,422
Bombardier Inc.
6.00%, 02/15/28(b)	USD250	250,493
7.50%, 02/01/29(b)	USD255	265,640
7.88%, 04/15/27(b)(c)	USD31	31,078
General Dynamics Corp.
3.50%, 04/01/27	USD375	373,373
3.63%, 04/01/30	USD300	294,462
3.75%, 05/15/28	USD300	299,484
General Electric Co., 4.30%, 07/29/30	USD295	297,054
HEICO Corp., 5.25%, 08/01/28	USD130	133,892
Hexcel Corp., 4.20%, 02/15/27	USD178	177,065
Howmet Aerospace Inc.
3.00%, 01/15/29	USD185	178,785
5.90%, 02/01/27	USD250	255,298
6.75%, 01/15/28	USD155	163,704
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	USD139	31,667
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies Inc.
2.90%, 12/15/29	USD140	$132,935
3.85%, 12/15/26	USD135	134,687
4.40%, 06/15/28	USD675	678,565
5.05%, 06/01/29	USD150	154,152
5.40%, 01/15/27	USD450	456,634
Lockheed Martin Corp.
1.85%, 06/15/30	USD100	90,344
4.15%, 08/15/28	USD155	155,730
4.40%, 08/15/30	USD170	171,668
4.45%, 05/15/28	USD215	217,286
4.50%, 02/15/29	USD220	223,289
5.10%, 11/15/27	USD405	414,060
Moog Inc., 4.25%, 12/15/27(b)	USD185	182,917
Northrop Grumman Corp.
3.20%, 02/01/27	USD90	89,123
3.25%, 01/15/28	USD710	698,595
4.40%, 05/01/30	USD20	20,172
4.60%, 02/01/29	USD180	182,826
4.65%, 07/15/30	USD235	239,256
Rolls-Royce PLC, 5.75%, 10/15/27(b)	USD330	338,353
RTX Corp.
2.25%, 07/01/30	USD275	252,480
2.65%, 11/01/26	USD260	256,696
3.13%, 05/04/27	USD360	354,989
3.50%, 03/15/27	USD386	383,238
4.13%, 11/16/28	USD890	890,816
5.75%, 11/08/26	USD415	421,725
5.75%, 01/15/29	USD242	253,979
7.20%, 08/15/27	USD173	182,213
7.50%, 09/15/29	USD140	156,367
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD225	226,571
9.38%, 11/30/29(b)	USD150	157,603
ST Engineering RHQ Ltd., 4.25%, 05/08/30(e)	USD200	201,622
TransDigm Inc.
4.63%, 01/15/29	USD380	373,796
4.88%, 05/01/29	USD230	227,525
6.38%, 03/01/29(b)	USD800	821,490
6.75%, 08/15/28(b)	USD635	648,416
		19,314,847
Agriculture — 0.3%
Altria Group Inc.
3.40%, 05/06/30	USD240	230,258
4.50%, 08/06/30	USD130	130,451
4.80%, 02/14/29	USD595	603,909
4.88%, 02/04/28	USD155	157,499
6.20%, 11/01/28	USD210	221,438
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(e)	USD200	196,089
Archer-Daniels-Midland Co., 3.25%, 03/27/30	USD325	312,703
BAT Capital Corp.
2.26%, 03/25/28	USD645	616,867
3.46%, 09/06/29	USD40	38,829
3.56%, 08/15/27	USD611	604,691
4.70%, 04/02/27	USD302	303,706
4.91%, 04/02/30	USD305	310,880
6.34%, 08/02/30	USD300	323,323
Security	Par (000)	Value
Agriculture (continued)
BAT International Finance PLC
4.45%, 03/16/28	USD295	$296,648
5.93%, 02/02/29	USD340	356,948
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	USD120	119,414
4.10%, 01/07/28	USD250	250,310
4.20%, 09/17/29	USD220	219,742
4.55%, 08/04/30	USD100	100,810
4.90%, 04/21/27	USD210	212,329
Cargill Inc.
2.13%, 04/23/30(b)	USD215	196,967
3.25%, 05/23/29(b)	USD120	116,481
3.63%, 04/22/27(b)	USD295	293,899
4.13%, 10/23/30(b)	USD150	149,226
4.63%, 02/11/28(b)	USD100	101,373
Darling Ingredients Inc.
5.25%, 04/15/27(b)	USD160	159,783
6.00%, 06/15/30(b)	USD300	303,375
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	USD275	269,713
4.50%, 06/30/28(b)	USD200	201,230
5.50%, 02/01/30(b)	USD350	362,920
6.13%, 07/27/27(b)	USD335	345,186
Japan Tobacco Inc.
4.85%, 05/15/28(b)	USD250	254,298
5.25%, 06/15/30(b)	USD250	259,255
JT International Financial Services BV, 3.88%, 09/28/28(e)	USD200	197,964
Philip Morris International Inc.
2.10%, 05/01/30	USD215	196,237
3.13%, 08/17/27	USD90	88,671
3.13%, 03/02/28	USD160	156,664
3.38%, 08/15/29	USD320	311,337
3.88%, 10/27/28	USD150	149,207
4.00%, 10/29/30	USD200	197,147
4.13%, 04/28/28	USD190	190,430
4.38%, 11/01/27	USD260	261,866
4.38%, 04/30/30	USD375	376,517
4.63%, 11/01/29	USD200	202,920
4.75%, 02/12/27	USD270	272,547
4.88%, 02/15/28	USD459	466,762
4.88%, 02/13/29	USD330	336,824
5.13%, 11/17/27	USD633	645,715
5.13%, 02/15/30	USD610	629,499
5.25%, 09/07/28	USD115	118,451
5.50%, 09/07/30	USD225	236,203
5.63%, 11/17/29	USD465	487,992
		14,143,503
Airlines — 0.2%
Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, 09/15/28(b)	USD89	87,975
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	USD289	289,606
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD143	144,613
American Airlines Inc.
7.25%, 02/15/28(b)	USD240	245,525
8.50%, 05/15/29(b)	USD300	312,947
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	USD900	906,490
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	USD182	179,368

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2015-2, Class AA, 3.60%, 03/22/29	USD96	$94,582
Series 2016-1, Class AA, 3.58%, 07/15/29	USD86	84,315
Series 2016-2, Class AA, 3.20%, 12/15/29	USD152	147,120
Series 2016-3, Class AA, 3.00%, 04/15/30	USD72	69,376
Series 2017-1, Class AA, 3.65%, 02/15/29	USD112	109,560
Series 2017-2, Class AA, 3.35%, 04/15/31	USD125	120,064
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	USD235	234,723
Avianca Midco 2 PLC
9.00%, 12/01/28(b)	USD400	400,683
9.63%, 02/14/30(b)	USD200	198,285
Delta Air Lines Inc.
3.75%, 10/28/29	USD160	155,732
4.38%, 04/19/28	USD155	155,113
4.95%, 07/10/28	USD140	141,970
5.25%, 07/10/30	USD315	321,849
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	USD1,060	1,066,810
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	USD168	161,328
Gol Finance Inc., 14.38%, 06/06/30(e)	USD700	705,583
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(e)	USD200	201,523
Latam Airlines Group SA, 7.88%, 04/15/30(e)	USD400	413,852
OneSky Flight LLC, 8.88%, 12/15/29(b)	USD165	174,848
Southwest Airlines Co.
2.63%, 02/10/30	USD170	156,641
3.45%, 11/16/27	USD15	14,743
4.38%, 11/15/28	USD225	224,477
5.13%, 06/15/27	USD645	651,744
United Airlines Inc., 4.63%, 04/15/29(b)	USD635	628,896
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	USD15	14,034
Series 2016-2, Class AA, 2.88%, 04/07/30	USD184	175,978
Series 2018-1, Class AA, 3.50%, 09/01/31	USD65	62,609
Series 2020-1, 5.88%, 04/15/29	USD383	391,805
Series A, 3.10%, 04/07/30	USD51	48,278
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(b)(c)	USD285	274,995
7.88%, 05/01/27(b)	USD165	167,535
9.50%, 06/01/28(b)(c)	USD160	166,086
		10,101,661
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29(b)	USD100	95,981
Gildan Activewear Inc., 4.70%, 10/07/30(b)	USD175	174,187
Kontoor Brands Inc., 4.13%, 11/15/29(b)	USD130	123,677
NIKE Inc.
2.38%, 11/01/26	USD275	271,127
2.75%, 03/27/27	USD390	384,423
2.85%, 03/27/30	USD440	418,536
PVH Corp., 5.50%, 06/13/30	USD85	86,547
Security	Par (000)	Value
Apparel (continued)
Ralph Lauren Corp., 2.95%, 06/15/30	USD205	$193,785
Tapestry Inc.
4.13%, 07/15/27	USD37	36,910
5.10%, 03/11/30	USD255	261,133
Under Armour Inc., 7.25%, 07/15/30(b)	USD80	78,972
VF Corp.
2.80%, 04/23/27	USD130	126,603
2.95%, 04/23/30	USD235	206,305
William Carter Co. (The), 5.63%, 03/15/27(b)	USD160	160,039
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	USD185	169,332
		2,787,557
Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27(b)	USD145	144,182
5.88%, 06/01/29(b)	USD150	151,189
American Honda Finance Corp.
2.00%, 03/24/28	USD270	257,275
2.25%, 01/12/29	USD200	188,592
2.35%, 01/08/27	USD265	259,669
3.50%, 02/15/28	USD180	177,745
4.25%, 09/01/28	USD190	190,583
4.40%, 09/05/29	USD250	251,765
4.45%, 10/22/27	USD205	206,439
4.50%, 09/04/30	USD195	195,249
4.55%, 07/09/27	USD100	100,821
4.55%, 03/03/28	USD125	126,151
4.60%, 04/17/30	USD200	202,044
4.70%, 01/12/28	USD160	161,958
4.80%, 03/05/30	USD125	127,423
4.90%, 03/12/27	USD150	151,649
4.90%, 07/09/27	USD200	202,548
4.90%, 03/13/29	USD220	224,752
5.13%, 07/07/28	USD365	374,031
5.65%, 11/15/28	USD160	166,786
5.85%, 10/04/30	USD200	212,681
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	USD310	275,180
BMW Finance NV, 2.85%, 08/14/29(b)	USD200	190,146
BMW U.S. Capital LLC
3.30%, 04/06/27(b)	USD257	254,376
3.45%, 04/01/27(b)	USD242	240,122
3.63%, 04/18/29(b)	USD255	249,944
3.75%, 04/12/28(b)	USD80	79,349
3.95%, 08/14/28(b)	USD265	263,846
4.15%, 08/11/27(b)(c)	USD50	50,089
4.15%, 04/09/30(b)	USD295	292,940
4.50%, 08/11/30(b)	USD315	316,231
4.60%, 08/13/27(b)	USD235	237,099
4.65%, 03/19/27(b)	USD125	126,021
4.65%, 08/13/29(b)	USD120	121,620
4.75%, 03/21/28(b)	USD110	111,595
4.90%, 04/02/27(b)	USD200	202,383
4.90%, 04/02/29(b)	USD245	249,985
5.05%, 08/11/28(b)	USD415	424,937
5.05%, 03/21/30(b)	USD230	236,146
Cummins Inc.
1.50%, 09/01/30	USD300	266,472
4.25%, 05/09/28	USD75	75,537
4.90%, 02/20/29	USD105	107,925
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	USD455	$444,438
2.38%, 12/14/28(b)	USD235	221,665
3.65%, 04/07/27(b)	USD250	248,182
4.30%, 08/12/27(b)	USD150	150,372
4.65%, 10/12/30(b)	USD150	150,373
5.00%, 01/15/27(b)	USD160	161,474
5.13%, 09/25/27(b)	USD200	203,067
5.13%, 01/19/28(b)	USD305	310,311
5.13%, 09/25/29(b)	USD200	205,003
5.25%, 01/13/30(b)	USD285	292,652
5.40%, 09/20/28(b)	USD215	221,413
Ford Motor Co.
4.35%, 12/08/26	USD500	498,178
6.63%, 10/01/28	USD140	148,354
9.63%, 04/22/30	USD190	220,707
Ford Motor Credit Co. LLC
2.90%, 02/16/28	USD235	224,661
2.90%, 02/10/29	USD250	232,974
3.82%, 11/02/27	USD270	264,709
4.13%, 08/17/27	USD425	419,725
4.27%, 01/09/27	USD295	293,209
4.95%, 05/28/27	USD510	510,459
5.11%, 05/03/29	USD410	408,335
5.13%, 11/05/26	USD200	200,707
5.30%, 09/06/29	USD250	250,433
5.73%, 09/05/30	USD420	425,781
5.80%, 03/05/27	USD450	455,031
5.80%, 03/08/29	USD485	493,231
5.85%, 05/17/27	USD225	228,172
5.88%, 11/07/29	USD405	413,022
5.92%, 03/20/28	USD260	265,595
6.80%, 05/12/28	USD440	457,327
6.80%, 11/07/28	USD435	454,569
7.20%, 06/10/30	USD200	214,098
7.35%, 11/04/27	USD485	506,493
7.35%, 03/06/30	USD380	406,947
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(e)	USD200	206,331
General Motors Co.
4.20%, 10/01/27	USD105	104,963
5.00%, 10/01/28	USD110	111,898
5.35%, 04/15/28	USD40	40,949
5.40%, 10/15/29	USD325	336,163
5.63%, 04/15/30	USD180	187,365
6.80%, 10/01/27	USD460	479,518
General Motors Financial Co. Inc.
2.35%, 02/26/27	USD415	404,964
2.40%, 04/10/28	USD385	368,106
2.40%, 10/15/28	USD325	308,579
2.70%, 08/20/27	USD191	185,879
3.60%, 06/21/30	USD395	378,848
4.20%, 10/27/28	USD180	179,682
4.30%, 04/06/29	USD345	343,619
4.35%, 01/17/27	USD160	160,146
4.90%, 10/06/29	USD355	360,190
5.00%, 04/09/27	USD514	518,928
5.00%, 07/15/27	USD200	202,348
5.05%, 04/04/28	USD550	559,310
5.35%, 07/15/27	USD200	203,452
5.35%, 01/07/30	USD380	390,927
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 05/08/27	USD280	$284,521
5.45%, 07/15/30(c)	USD200	207,197
5.55%, 07/15/29	USD355	367,754
5.65%, 01/17/29	USD251	259,886
5.80%, 06/23/28	USD470	486,857
5.80%, 01/07/29	USD495	515,495
5.85%, 04/06/30	USD300	314,703
6.00%, 01/09/28	USD485	501,818
Honda Motor Co. Ltd.
2.53%, 03/10/27	USD512	501,457
4.44%, 07/08/28	USD300	301,957
4.69%, 07/08/30	USD350	353,366
Hyundai Capital America
1.80%, 01/10/28(b)	USD300	284,566
2.00%, 06/15/28(b)	USD240	226,186
2.10%, 09/15/28(b)	USD285	267,792
2.38%, 10/15/27(b)	USD345	332,908
3.50%, 11/02/26(b)	USD300	297,590
4.25%, 09/18/28(b)	USD200	199,545
4.30%, 09/24/27(b)	USD195	195,012
4.50%, 09/18/30(b)	USD110	109,789
4.55%, 09/26/29(b)	USD250	250,501
4.85%, 03/25/27(b)	USD160	161,158
4.88%, 06/23/27(b)	USD85	85,765
4.88%, 11/01/27(b)	USD200	202,197
4.90%, 06/23/28(b)	USD150	152,049
5.00%, 01/07/28(b)	USD370	375,181
5.10%, 06/24/30(b)	USD190	193,987
5.15%, 03/27/30(b)	USD150	153,232
5.25%, 01/08/27(b)	USD130	131,370
5.28%, 06/24/27(b)	USD200	203,045
5.30%, 03/19/27(b)	USD205	207,732
5.30%, 01/08/29(b)	USD160	164,020
5.30%, 06/24/29(b)	USD215	220,764
5.30%, 01/08/30(b)	USD200	205,661
5.35%, 03/19/29(b)	USD185	189,952
5.60%, 03/30/28(b)	USD327	336,005
5.68%, 06/26/28(b)	USD595	613,885
5.70%, 06/26/30(b)	USD175	182,755
5.80%, 04/01/30(b)	USD165	172,714
6.10%, 09/21/28(b)	USD315	329,468
6.20%, 09/21/30(b)	USD200	213,575
6.38%, 04/08/30(b)	USD200	213,520
6.50%, 01/16/29(b)	USD290	307,132
Hyundai Capital Services Inc.
3.63%, 08/29/27(e)	USD200	197,645
5.13%, 02/05/27(e)	USD200	201,876
5.13%, 02/05/29(e)	USD200	204,367
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	USD155	152,750
5.50%, 07/15/29(b)	USD160	160,233
5.88%, 01/15/28(b)	USD175	175,215
Kia Corp., 2.75%, 02/14/27(e)	USD200	196,159
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(b)	USD150	140,131
3.10%, 08/15/29(b)	USD220	211,169
3.75%, 02/22/28(b)	USD350	347,316
4.30%, 02/22/29(b)	USD160	160,375
4.65%, 04/01/27(b)	USD150	151,188
4.75%, 08/01/27(b)	USD190	192,200
4.75%, 03/31/28(b)	USD150	152,184

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 11/13/26(b)	USD150	$151,335
4.80%, 01/11/27(b)	USD150	151,263
4.80%, 03/30/28(b)	USD360	365,710
4.80%, 08/01/29(b)	USD250	254,827
4.85%, 01/11/29(b)	USD170	173,328
4.90%, 11/15/27(b)	USD175	177,857
5.00%, 04/01/30(b)	USD20	20,495
5.10%, 08/03/28(b)	USD450	461,216
5.10%, 11/15/29(b)	USD150	154,718
5.25%, 11/29/27(b)	USD235	240,427
New Flyer Holdings Inc., 9.25%, 07/01/30(b)	USD175	186,269
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	USD120	109,743
2.75%, 03/09/28(b)	USD205	192,118
5.30%, 09/13/27(b)	USD125	124,606
5.55%, 09/13/29(b)	USD155	153,668
5.63%, 09/29/28(b)	USD270	269,903
6.13%, 09/30/30(b)	USD370	366,733
7.05%, 09/15/28(b)	USD220	227,621
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	USD770	753,875
4.81%, 09/17/30(b)	USD800	749,019
7.50%, 07/17/30(b)	USD200	208,534
PACCAR Financial Corp.
2.00%, 02/04/27(c)	USD225	219,828
4.00%, 08/08/28	USD95	95,331
4.00%, 09/26/29	USD100	100,038
4.25%, 06/23/27	USD125	125,854
4.45%, 08/06/27	USD155	156,720
4.55%, 03/03/28	USD185	187,890
4.55%, 05/08/30	USD100	101,781
4.60%, 01/10/28	USD235	238,554
4.60%, 01/31/29	USD180	183,629
4.95%, 08/10/28	USD40	41,128
5.00%, 05/13/27	USD160	162,713
5.20%, 11/09/26	USD100	101,357
Series R, 4.50%, 11/25/26	USD110	110,735
PM General Purchaser LLC, 9.50%, 10/01/28(b)	USD200	173,925
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	USD325	313,838
5.63%, 01/12/28(b)	USD200	203,435
5.75%, 03/18/30(b)	USD220	225,521
Toyota Motor Corp.
2.76%, 07/02/29	USD155	148,172
3.67%, 07/20/28	USD5	4,982
4.19%, 06/30/27	USD170	170,829
4.45%, 06/30/30	USD175	177,015
5.12%, 07/13/28	USD205	210,983
Toyota Motor Credit Corp.
1.15%, 08/13/27	USD120	114,434
1.90%, 01/13/27	USD370	361,352
1.90%, 04/06/28	USD202	192,863
2.15%, 02/13/30	USD225	207,955
3.05%, 03/22/27	USD570	563,606
3.05%, 01/11/28	USD245	240,451
3.20%, 01/11/27	USD145	143,738
3.38%, 04/01/30	USD330	320,095
3.65%, 01/08/29	USD205	202,836
4.05%, 09/05/28	USD200	200,563
4.35%, 10/08/27	USD515	519,341
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 06/29/29	USD295	$298,418
4.50%, 05/14/27	USD250	252,345
4.55%, 09/20/27	USD360	364,403
4.55%, 08/09/29	USD330	335,263
4.55%, 05/17/30	USD200	203,218
4.60%, 01/08/27	USD125	126,034
4.63%, 01/12/28	USD395	400,605
4.65%, 01/05/29	USD240	244,477
4.80%, 05/15/30	USD260	266,536
4.95%, 01/09/30	USD230	237,103
5.05%, 05/16/29	USD280	288,756
5.25%, 09/11/28	USD170	175,877
5.40%, 11/20/26	USD200	202,958
5.45%, 11/10/27	USD305	313,943
Series B, 5.00%, 03/19/27	USD250	253,694
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	USD65	61,546
3.75%, 05/13/30(b)	USD200	192,823
4.35%, 06/08/27(b)	USD480	479,825
4.60%, 06/08/29(b)	USD185	185,487
4.75%, 11/13/28(b)	USD375	377,891
4.85%, 08/15/27(b)	USD200	201,621
4.85%, 09/11/30(b)	USD300	302,191
4.95%, 03/25/27(b)	USD200	201,537
4.95%, 08/15/29(b)	USD200	202,280
5.05%, 03/27/28(b)	USD200	202,751
5.25%, 03/22/29(b)	USD370	377,819
5.30%, 03/22/27(b)	USD210	212,584
5.35%, 03/27/30(b)	USD190	195,006
5.65%, 09/12/28(b)	USD205	211,252
6.00%, 11/16/26(b)	USD200	203,267
6.20%, 11/16/28(b)	USD200	209,402
Wabash National Corp., 4.50%, 10/15/28(b)	USD130	115,244
		58,907,095
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	USD180	184,280
American Axle & Manufacturing Inc.
5.00%, 10/01/29	USD180	171,057
6.50%, 04/01/27	USD155	155,000
6.88%, 07/01/28(c)	USD118	118,154
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29	USD150	150,664
4.65%, 09/13/29	USD205	208,209
6.88%, 12/15/54, (5-year CMT + 3.39%)(a)	USD125	127,604
BorgWarner Inc.
2.65%, 07/01/27	USD460	449,340
4.95%, 08/15/29	USD80	81,832
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	USD260	265,913
6.75%, 02/15/30(b)	USD225	233,551
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(b)(c)(f)	USD137	132,417
Dana Inc.
5.38%, 11/15/27	USD159	158,940
5.63%, 06/15/28	USD125	124,988
Denso Corp.
4.28%, 09/17/30(b)	USD200	200,066
4.42%, 09/11/29(b)	USD170	171,053
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(b)(c)	USD205	$174,826
Forvia SE, 8.00%, 06/15/30(b)	USD150	159,089
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD235	233,400
5.00%, 07/15/29	USD250	237,859
6.63%, 07/15/30(c)	USD145	144,037
7.00%, 03/15/28	USD56	57,779
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(b)(f)	USD140	140,075
Lear Corp.
3.80%, 09/15/27	USD40	39,707
4.25%, 05/15/29	USD185	184,002
LG Energy Solution Ltd.
5.25%, 04/02/28(e)	USD200	203,720
5.38%, 07/02/27(e)	USD200	202,962
5.38%, 07/02/29(e)	USD200	205,027
5.38%, 04/02/30(e)	USD200	205,586
5.75%, 09/25/28(e)	USD200	207,053
Magna International Inc.
2.45%, 06/15/30	USD205	188,772
5.05%, 03/14/29	USD120	123,023
Phinia Inc., 6.75%, 04/15/29(b)	USD175	180,789
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)	USD220	128,097
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(e)	USD200	204,212
Tenneco Inc., 8.00%, 11/17/28(b)	USD585	583,695
Titan International Inc., 7.00%, 04/30/28	USD130	130,314
Toyota Industries Corp., 3.57%, 03/16/28(b)	USD200	196,520
ZF North America Capital Inc.
6.75%, 04/23/30(b)	USD250	237,139
6.88%, 04/14/28(b)	USD180	181,063
7.13%, 04/14/30(b)	USD180	175,532
		7,657,346
Banks — 8.8%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	USD200	189,447
4.20%, 07/07/28(b)	USD200	200,608
4.99%, 12/03/28, (1-year CMT + 0.78%)(a)(b)	USD210	212,937
ABQ Finance Ltd., 4.95%, 03/25/30(e)	USD200	204,396
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(e)	USD200	197,986
4.50%, 09/14/27(e)	USD200	200,905
5.28%, 06/10/30, (1-day SOFR + 1.00%)(a)(e)	USD200	201,155
5.34%, 02/26/30, (1-day SOFR + 1.05%)(a)(e)	USD200	201,708
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(e)	USD200	203,861
5.50%, 01/12/29(e)	USD200	207,841
8.00%, (5-year CMT + 3.52%)(a)(e)(g)	USD200	212,863
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(e)(g)	USD200	207,971
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(e)	USD200	208,705
Agricultural Bank of China Ltd./Hong Kong, 2.25%, 03/01/27(e)	USD200	195,541
Security	Par (000)	Value
Banks (continued)
Agricultural Bank of China Ltd/Hong Kong, 4.81%, 04/25/28, (1-day SOFR Index + 0.52%)(a)(e)	USD400	$400,240
Ahli United Sukuk Ltd., 3.88%, (5-year CMT + 3.01%)(a)(e)(g)	USD200	196,177
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	USD200	205,966
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	USD215	228,008
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(e)	USD200	202,343
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(e)	USD200	203,977
Al Rajhi Bank, 6.38%, (5-year CMT + 1.89%)(a)(e)(g)	USD400	406,451
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(e)	USD400	403,376
4.87%, 05/19/30(e)	USD200	202,812
5.05%, 03/12/29(e)	USD200	203,745
Alinma Sukuk Ltd., 4.94%, 07/15/30(e)	USD200	203,411
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(e)(g)	USD400	404,815
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(a)(b)	USD200	203,658
5.90%, 07/10/34, (5-year CMT + 1.50%)(a)(b)	USD190	197,174
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	USD265	248,053
3.45%, 07/17/27(b)	USD45	44,563
3.45%, 01/21/28(b)	USD200	197,471
5.36%, 08/14/28(b)	USD270	279,387
Armor Holdco Inc., 8.50%, 11/15/29(b)	USD105	105,185
ASB Bank Ltd.
4.16%, 10/29/30(b)	USD200	199,219
5.28%, 06/17/32, (5-year CMT + 2.25%)(a)(b)	USD205	207,372
5.40%, 11/29/27(b)	USD215	220,740
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3 0.03%)(a)	USD75	77,816
Australia & New Zealand Banking Group Ltd., 5.73%, 09/18/34, (5-year CMT + 1.62%)(a)(b)	USD250	258,791
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	USD250	250,150
4.42%, 12/16/26	USD225	226,159
4.62%, 12/16/29	USD325	332,058
4.75%, 01/18/27	USD350	353,502
4.90%, 07/16/27	USD275	279,567
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	USD250	252,784
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	USD220	227,529
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)	USD200	206,703
Banco Bradesco SA
4.38%, 03/18/27(e)	USD200	199,715
6.50%, 01/22/30(c)(e)	USD400	421,267

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(e)	USD200	$202,223
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(e)	USD200	207,264
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(e)	USD200	196,830
Banco do Brasil SA
4.88%, 01/11/29(e)	USD200	199,491
6.25%, 04/18/30(e)	USD200	207,925
Banco General SA, 4.13%, 08/07/27(e)	USD200	198,366
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(e)	USD150	150,162
Banco Macro SA, 8.00%, 06/23/29(e)	USD200	202,262
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.88%, 05/07/30(e)	USD200	207,706
Banco Nacional de Panama, 2.50%, 08/11/30(e)	USD200	176,364
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(e)	USD200	207,791
Banco Santander SA
3.31%, 06/27/29	USD280	271,051
3.49%, 05/28/30	USD360	345,896
3.80%, 02/23/28	USD295	292,108
4.18%, 03/24/28, (1-year CMT + 2.00%)(a)	USD655	653,928
4.25%, 04/11/27	USD210	210,135
4.38%, 04/12/28	USD600	601,600
4.55%, 11/06/30	USD200	200,108
5.29%, 08/18/27	USD515	524,263
5.37%, 07/15/28, (1-year CMT + 0.95%)(a)	USD400	407,567
5.54%, 03/14/30, (1-year CMT + 0.02%)(a)	USD410	424,061
5.55%, 03/14/28, (1-year CMT + 1.25%)(a)	USD210	213,387
5.57%, 01/17/30	USD325	338,796
5.59%, 08/08/28	USD590	611,569
6.53%, 11/07/27, (1-year CMT + 1.65%)(a)	USD200	204,566
6.61%, 11/07/28	USD205	218,810
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(e)	USD200	202,406
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(e)	USD400	380,454
4.30%, 06/15/27(e)	USD200	199,932
4.45%, 09/19/28(e)	USD200	200,855
5.30%, 09/21/28(e)	USD200	205,088
9.03%, 03/15/29(b)	USD100	112,794
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	USD200	201,663
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(e)	USD200	202,599
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.47%)(a)(e)(g)	USD400	390,180
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	USD870	779,666
Security	Par (000)	Value
Banks (continued)
1.92%, 10/24/31, (1-day SOFR + 1.37%)(a)	USD780	$695,674
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	USD935	887,825
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	USD1,075	997,648
2.55%, 02/04/28, (1-day SOFR + 1.05%)(a)	USD830	813,827
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	USD955	887,936
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)	USD705	669,584
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	USD750	723,267
3.25%, 10/21/27	USD350	345,415
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	USD1,845	1,817,204
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(a)	USD620	614,518
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(a)	USD830	824,568
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(a)	USD767	764,020
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	USD755	751,416
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	USD915	908,706
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)	USD965	968,655
4.38%, 04/27/28, (1-day SOFR + 1.58%)(a)	USD650	651,928
4.62%, 05/09/29, (1-day SOFR + 1.11%)(a)	USD870	879,861
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	USD1,110	1,124,883
4.98%, 01/24/29, (1-day SOFR + 0.83%)(a)	USD920	935,919
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)	USD1,055	1,089,156
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	USD1,065	1,090,623
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	USD955	997,132
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	USD650	676,098
Series L, 4.18%, 11/25/27	USD345	345,089
Bank of China Ltd., 3.50%, 04/20/27(e)	USD200	198,615
Bank of China Ltd./Panama, 4.76%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(e)	USD200	200,221
Bank of China Ltd./Sydney
4.77%, 06/14/27, (1-day SOFR Index + 0.50%)(a)(e)	USD400	400,338
4.78%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(e)	USD200	200,209
4.85%, 09/30/27, (1-day SOFR Index + 0.59%)(a)(e)	USD400	400,934
Bank of Communications Co. Ltd./Hong Kong, 4.84%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(e)	USD400	400,546
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.30%)(a)(e)	USD250	$250,105
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(e)	USD250	263,031
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 0.62%)(a)(b)	USD200	207,260
Bank of Montreal
2.65%, 03/08/27	USD495	486,354
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	USD450	442,200
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(a)	USD270	269,591
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)	USD670	667,663
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	USD160	161,835
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	USD180	183,350
5.20%, 02/01/28	USD499	511,028
5.27%, 12/11/26	USD320	324,131
5.37%, 06/04/27	USD360	367,837
5.72%, 09/25/28	USD305	318,343
Series H, 4.70%, 09/14/27	USD305	308,649
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	USD145	136,918
2.05%, 01/26/27	USD235	229,831
3.00%, 10/30/28	USD68	65,988
3.25%, 05/16/27	USD110	108,891
3.30%, 08/23/29	USD220	213,105
3.40%, 01/29/28	USD255	252,355
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	USD375	372,390
3.85%, 04/28/28	USD270	270,282
3.85%, 04/26/29	USD155	154,666
3.99%, 06/13/28, (1-day SOFR + 1.15%)(a)	USD295	294,818
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	USD65	65,406
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)	USD350	353,766
4.60%, 07/26/30, (1-day SOFR + 1.76%)(a)	USD155	157,454
4.73%, 04/20/29, (1-day SOFR + 1.14%)(a)	USD500	508,195
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	USD405	410,815
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	USD395	405,777
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	USD310	318,191
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	USD375	387,589
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	USD275	292,347
Series J, 1.90%, 01/25/29	USD5	4,686
Bank of New Zealand
2.29%, 01/27/27(b)	USD250	244,827
4.85%, 02/07/28(b)	USD270	274,606
5.08%, 01/30/29(b)	USD230	236,506
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
1.95%, 02/02/27	USD304	$296,561
2.95%, 03/11/27	USD245	241,597
4.04%, 09/15/28, (1-day SOFR + 0.76%)(a)	USD170	169,652
4.34%, 09/15/31, (1-day SOFR + 1.09%)(a)	USD350	347,952
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	USD225	226,198
4.85%, 02/01/30	USD365	373,068
4.93%, 02/14/29, (1-day SOFR + 0.89%)(a)	USD400	406,597
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	USD300	308,162
5.25%, 06/12/28	USD205	211,143
5.35%, 12/07/26	USD330	334,497
5.40%, 06/04/27	USD250	255,425
5.45%, 08/01/29	USD195	203,063
Bank of the Philippine Islands
5.00%, 04/07/30(e)	USD200	206,047
5.25%, 03/26/29(e)	USD200	206,591
BankUnited Inc., 5.13%, 06/11/30	USD15	14,952
Banque Federative du Credit Mutuel SA
4.59%, 10/16/28(b)	USD225	227,029
4.75%, 07/13/27(b)	USD280	282,692
5.09%, 01/23/27(b)	USD210	212,226
5.19%, 02/16/28(b)	USD235	239,910
5.54%, 01/22/30(b)	USD250	260,329
5.79%, 07/13/28(b)	USD245	254,561
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.05%)(a)	USD577	565,249
2.65%, 06/24/31, (1-year CMT + 1.90%)(a)	USD540	497,436
3.56%, 09/23/35, (5-year CMT + 2.90%)(a)	USD200	187,487
4.34%, 01/10/28	USD380	380,131
4.48%, 11/11/29, (1-day SOFR + 1.08%)(a)	USD400	400,692
4.84%, 05/09/28	USD550	552,639
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)	USD250	252,527
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)	USD420	426,676
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(a)	USD475	481,869
5.09%, 02/25/29, (1-day SOFR + 0.96%)(a)	USD400	406,748
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(a)	USD415	420,712
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)	USD600	618,405
5.50%, 08/09/28, (1-year CMT + 2.65%)(a)	USD680	693,750
5.67%, 03/12/28, (1-day SOFR + 1.05%)(a)	USD400	407,285
5.69%, 03/12/30, (1-day SOFR + 1.74%)(a)	USD735	763,183
6.49%, 09/13/29, (1-day SOFR + 2.22%)(a)	USD400	422,476

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	USD480	$508,146
BBG Sukuk Ltd., 4.56%, 10/09/29(e)	USD200	201,093
BBK BSC, 6.88%, 06/06/29(e)	USD200	205,937
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(e)	USD200	206,099
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	USD135	134,603
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(a)(b)	USD285	272,219
2.16%, 09/15/29, (1-day SOFR + 1.22%)(a)(b)	USD405	379,986
2.59%, 01/20/28, (1-day SOFR + 1.23%)(a)(b)	USD500	489,599
2.59%, 08/12/35, (5-year CMT + 2.05%)(a)(b)	USD300	268,589
3.05%, 01/13/31, (1-day SOFR + 1.51%)(a)(b)	USD670	630,321
3.50%, 11/16/27(b)	USD565	556,594
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(a)(b)	USD445	439,997
4.40%, 08/14/28(b)	USD610	610,826
4.63%, 03/13/27(b)	USD475	475,073
4.79%, 05/09/29, (1-day SOFR + 1.45%)(a)(b)	USD100	100,869
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)	USD450	457,734
5.13%, 01/13/29, (1-year CMT + 1.45%)(a)(b)	USD575	585,141
5.18%, 01/09/30, (1-day SOFR + 1.52%)(a)(b)	USD570	583,563
5.20%, 01/10/30, (3-mo. CME Term SOFR +2.83%)(a)(b)	USD260	265,689
5.28%, 11/19/30, (1-day SOFR + 1.28%)(a)(b)	USD820	841,444
5.34%, 06/12/29, (1-year CMT + 1.50%)(a)(b)	USD545	558,983
5.50%, 05/20/30, (1-day SOFR + 1.59%)(a)(b)	USD405	418,301
BOS Funding Ltd., 7.00%, 03/14/28(e)	USD400	417,512
Boubyan Sukuk Ltd.
3.39%, 03/29/27(e)	USD200	197,263
4.97%, 06/04/30(e)	USD200	204,651
Boubyan Tier 1 Sukuk Ltd., 3.95%, (5-year USD Swap + 2.90%)(a)(e)(g)	USD200	195,365
BPCE SA
2.70%, 10/01/29(b)	USD310	291,351
3.50%, 10/23/27(b)	USD465	457,550
4.63%, 09/12/28(b)	USD250	251,518
4.75%, 07/19/27(b)	USD295	297,913
5.13%, 01/18/28(b)	USD220	224,079
5.20%, 01/18/27(b)	USD250	253,069
5.28%, 05/30/29(b)	USD340	350,079
5.39%, 05/28/31, (1-day SOFR + 1.58%)(a)(b)	USD250	256,133
5.72%, 01/18/30, (1-year CMT + 1.96%)(a)(b)	USD280	289,474
5.88%, 01/14/31, (1-day SOFR + 1.68%)(a)(b)	USD400	417,633
Security	Par (000)	Value
Banks (continued)
6.71%, 10/19/29, (1-day SOFR + 2.27%)(a)(b)	USD370	$392,551
BSF Finance
5.50%, 11/23/27(e)	USD200	204,268
5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(e)	USD400	399,879
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(e)	USD400	402,681
5.38%, 01/21/30(e)	USD200	206,377
BSF Sukuk Ltd., 5.00%, 01/25/29(e)	USD200	203,244
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.23%)(a)(e)	USD200	194,598
Caixa Economica Federal, 5.63%, 05/13/30(e)	USD200	202,826
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(a)(b)	USD200	201,420
4.89%, 07/03/31, (1-day SOFR + 1.36%)(a)(b)	USD360	364,060
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(a)(b)	USD245	254,379
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	USD380	394,984
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	USD400	397,226
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)	USD105	105,106
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(a)	USD250	250,832
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	USD370	374,056
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)	USD275	277,204
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	USD425	431,432
5.00%, 04/28/28	USD335	342,229
5.24%, 06/28/27	USD485	494,303
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	USD265	273,586
5.26%, 04/08/29	USD315	325,636
5.99%, 10/03/28	USD190	199,622
Capital One NA
2.70%, 02/06/30	USD250	234,095
4.65%, 09/13/28	USD265	267,970
CBQ Finance Ltd.
4.63%, 09/10/30(e)	USD200	200,302
5.38%, 03/28/29(e)	USD200	206,085
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(e)	USD250	261,122
China Construction Bank Corp.
2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(e)	USD1,000	982,722
4.78%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(e)	USD200	200,275
4.86%, 09/11/30, (1-day SOFR Index + 0.58%)(a)(e)	USD200	200,551
China Construction Bank Corp/Dubai, 4.94%, 11/30/26, (1-day SOFR Index + 0.65%)(a)(e)	USD200	200,379
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
China Construction Bank Corp/Hong Kong
4.81%, 05/28/28, (1-day SOFR Index + 0.52%)(a)(e)	USD400	$400,593
4.83%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(e)	USD400	400,484
China Development Bank, 3.38%, 01/24/27(e)	USD200	198,868
China Everbright Bank Co. Ltd/Hong Kong, 4.82%, 05/14/27, (1-day SOFR Index + 0.52%)(a)(e)	USD200	200,038
CIMB Bank Bhd, 2.13%, 07/20/27(e)	USD200	193,487
Citibank N.A.
4.58%, 05/29/27	USD990	998,762
4.84%, 08/06/29	USD545	557,841
4.88%, 11/19/27, (1-day SOFR + 0.71%)(a)	USD665	669,653
4.91%, 05/29/30	USD750	771,375
5.49%, 12/04/26	USD560	568,190
5.80%, 09/29/28	USD850	890,645
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	USD1,175	1,083,372
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	USD740	689,825
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)	USD780	739,683
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	USD915	902,169
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(a)	USD865	853,969
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	USD955	946,703
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(a)	USD900	896,491
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(a)	USD825	815,617
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(a)	USD690	688,298
4.13%, 07/25/28	USD195	194,770
4.30%, 11/20/26	USD325	325,352
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	USD1,225	1,223,380
4.45%, 09/29/27	USD1,265	1,268,818
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)	USD935	936,181
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	USD1,020	1,025,915
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	USD825	830,299
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	USD570	574,017
4.79%, 03/04/29, (1-day SOFR + 0.87%)(a)	USD715	724,234
4.95%, 05/07/31, (1-day SOFR + 1.46%)(a)	USD635	647,659
5.17%, 02/13/30, (1-day SOFR + 1.36%)(a)	USD950	974,894
5.59%, 11/19/34, (5-year CMT + 1.28%)(a)	USD380	388,874
6.63%, 01/15/28	USD285	301,253
Security	Par (000)	Value
Banks (continued)
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(a)	USD345	$346,902
Citizens Financial Group Inc.
2.50%, 02/06/30	USD115	105,718
3.25%, 04/30/30	USD230	217,867
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	USD225	229,853
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	USD410	426,136
Comerica Inc.
4.00%, 02/01/29	USD245	242,350
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	USD320	332,871
Commercial Bank of Dubai PSC
4.86%, 10/10/29(e)	USD400	407,510
5.32%, 06/14/28(e)	USD200	205,195
Commonwealth Bank of Australia
2.55%, 03/14/27(b)	USD315	309,400
3.15%, 09/19/27(b)	USD190	187,541
3.61%, 09/12/34, (5-year CMT + 2.05%)(a)(b)	USD310	298,452
3.90%, 03/16/28(b)	USD200	199,938
4.15%, 10/01/30	USD250	250,614
4.61%, 03/14/30(b)(c)	USD275	281,294
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	USD250	252,994
4.58%, 11/27/26	USD250	251,741
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.73%)(a)(b)	USD380	370,673
3.65%, 04/06/28, (1-year CMT + 1.22%)(a)(b)	USD400	397,227
3.96%, 10/17/28	USD250	250,137
4.66%, 08/22/28, (1-year CMT + 1.75%)(a)(b)	USD565	569,541
4.99%, 05/27/31, (1-year CMT + 0.92%)(a)(b)	USD100	102,073
5.45%, 03/05/30, (1-year CMT + 1.12%)(a)(b)	USD250	258,651
5.56%, 02/28/29, (1-year CMT + 1.40%)(a)(b)	USD330	339,649
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	USD250	251,882
4.49%, 10/17/29	USD240	244,028
4.80%, 01/09/29	USD195	199,455
4.88%, 01/21/28	USD250	255,359
5.04%, 03/05/27	USD250	253,693
Credit Agricole SA
2.02%, 01/11/27(b)	USD375	366,104
3.25%, 01/14/30(b)	USD300	283,437
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(a)(b)	USD450	442,712
4.63%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	USD380	382,102
5.13%, 03/11/27(b)	USD250	253,618
5.22%, 05/27/31, (1-day SOFR + 1.46%)(a)(b)	USD500	512,876
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)	USD300	305,385
5.30%, 07/12/28(b)	USD280	287,845

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)	USD250	$257,164
6.32%, 10/03/29, (1-day SOFR + 1.86%)(a)(b)	USD500	526,020
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(a)(b)	USD440	440,355
4.38%, 06/12/28(b)	USD205	206,003
4.42%, 09/12/31, (1-year CMT + 0.85%)(a)(b)	USD200	198,876
4.61%, 10/02/30, (1-year CMT + 1.10%)(a)(b)	USD245	246,455
5.02%, 03/04/31, (1-year CMT + 0.93%)(a)(b)	USD230	234,411
5.43%, 03/01/28, (1-year CMT + 0.95%)(a)(b)	USD200	203,248
5.71%, 03/01/30, (1-year CMT + 1.40%)(a)(b)	USD360	374,273
Deutsche Bank AG, 5.52%, 09/01/28	USD300	305,360
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.22%)(a)	USD600	587,758
2.55%, 01/07/28, (1-day SOFR + 1.32%)(a)	USD440	430,830
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	USD500	474,717
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(a)	USD305	305,026
4.95%, 08/04/31, (1-day SOFR + 1.30%)(a)	USD700	706,570
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)	USD400	405,391
5.30%, 05/09/31, (1-day SOFR + 1.72%)(a)	USD500	511,608
5.37%, 09/09/27	USD225	230,444
5.41%, 05/10/29	USD190	197,449
5.71%, 02/08/28, (1-day SOFR + 1.59%)(a)	USD305	310,046
6.72%, 01/18/29, (1-day SOFR + 3.18%)(a)	USD470	492,610
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)	USD475	506,953
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.21%)(a)	USD300	306,031
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(e)	USD200	202,536
DIB Sukuk Ltd.
2.74%, 02/16/27(e)	USD400	391,908
4.80%, 08/16/28(e)	USD200	202,387
5.24%, 03/04/29(e)	USD200	205,073
5.49%, 11/30/27(e)	USD200	204,765
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.08%)(a)(e)(g)	USD200	198,145
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (6-year CMT + 2.25%)(a)(e)(g)	USD200	194,463
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(a)(b)	USD20	19,307
4.38%, 11/04/31, (1-day SOFR + 1.05%)(a)(b)	USD200	198,997
Security	Par (000)	Value
Banks (continued)
4.85%, 11/05/30, (1-day SOFR + 1.05%)(a)(b)	USD230	$234,520
Doha Finance Ltd.
5.25%, 03/12/29(e)	USD200	204,533
5.25%, 03/05/30(e)	USD200	204,923
Dukhan Tier 1 Sukuk Ltd., 3.95%, (5-year CMT + 3.08%)(a)(e)(g)	USD200	196,200
EI Sukuk Co. Ltd.
2.08%, 11/02/26(e)	USD200	195,410
5.06%, 03/25/30(e)	USD200	204,164
5.43%, 05/28/29(e)	USD200	206,175
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.16%)(a)(e)(g)	USD200	195,151
5.14%, 11/26/29(e)	USD200	206,674
5.39%, 01/22/30, (1-day SOFR + 1.10%)(a)(e)	USD200	201,555
5.63%, 10/21/27(e)	USD200	205,909
5.69%, 01/31/29, (1-day SOFR + 1.40%)(a)(e)	USD200	203,691
5.88%, 10/11/28(e)	USD200	209,695
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(e)	USD200	201,984
4.78%, 01/23/29(e)	USD200	203,952
5.15%, 01/16/30(e)	USD200	207,074
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	USD225	227,160
4.57%, 08/26/30(b)	USD200	201,069
5.25%, 04/26/29(b)	USD290	300,104
5.70%, 03/14/28(b)	USD265	274,595
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(a)	USD360	350,761
2.55%, 05/05/27	USD100	97,696
3.95%, 03/14/28	USD265	263,567
4.06%, 04/25/28, (1-day SOFR + 1.36%)(a)	USD265	264,186
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(a)	USD320	323,048
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	USD210	212,825
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	USD345	362,640
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	USD272	282,790
Fifth Third Bank NA
2.25%, 02/01/27	USD250	244,130
4.97%, 01/28/28, (1-day SOFR + 0.81%)(a)	USD250	252,218
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(e)	USD200	201,237
4.38%, 09/10/30(e)	USD200	202,460
4.77%, 06/06/28(e)	USD200	203,286
5.00%, 02/28/29(e)	USD200	205,229
5.13%, 10/13/27(e)	USD200	204,059
5.26%, 05/27/30, (1-day SOFR + 0.97%)(a)(e)	USD200	201,223
5.29%, 01/22/30, (5-year CMT + 2.40%)(a)(e)	USD200	201,308
5.34%, 07/22/29, (1-day SOFR + 1.05%)(a)(e)	USD200	201,881
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.49%, 01/29/29, (1-day SOFR + 1.20%)(a)(e)	USD200	$201,689
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(e)	USD200	206,208
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(e)	USD400	416,528
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.41%)(a)	USD155	156,753
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	USD125	128,794
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	USD45	46,594
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(a)	USD150	152,768
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	USD180	180,384
12.25%, 10/01/30(b)	USD150	167,136
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(e)	USD200	200,922
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30	USD675	632,287
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	USD1,008	988,079
3.50%, 11/16/26	USD809	805,215
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	USD955	947,926
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(a)	USD700	694,976
3.80%, 03/15/30	USD875	860,288
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(a)	USD815	807,354
3.85%, 01/26/27	USD949	945,873
4.15%, 10/21/29, (1-day SOFR + 0.90%)(a)	USD750	747,471
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	USD1,075	1,075,549
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)	USD845	841,986
4.48%, 08/23/28, (1-day SOFR + 1.73%)(a)	USD875	879,584
4.69%, 10/23/30, (1-day SOFR + 1.14%)(a)	USD980	991,864
4.94%, 04/23/28, (1-day SOFR + 1.32%)(a)	USD250	252,737
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)	USD855	875,336
5.21%, 01/28/31, (1-day SOFR + 1.08%)(a)	USD965	995,588
5.22%, 04/23/31, (1-day SOFR + 1.58%)(a)	USD1,050	1,084,019
5.73%, 04/25/30, (1-day SOFR + 0.27%)(a)	USD720	752,454
5.95%, 01/15/27	USD228	233,087
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)	USD835	887,097
Grupo Aval Ltd., 4.38%, 02/04/30(e)	USD200	188,531
Gulf International Bank BSC, 5.75%, 06/05/29(e)	USD200	208,012
HDFC Bank Ltd., 5.18%, 02/15/29(e)	USD200	204,272
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(a)	USD490	470,624
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.29%)(a)	USD635	$599,999
2.25%, 11/22/27, (1-day SOFR + 1.10%)(a)	USD400	391,815
2.36%, 08/18/31, (1-day SOFR + 1.95%)(a)	USD575	521,467
2.85%, 06/04/31, (1-day SOFR + 2.39%)(a)	USD400	372,581
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	USD980	965,643
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(a)	USD840	837,395
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	USD885	890,298
4.62%, 11/06/31, (1-day SOFR + 1.19%)(a)	USD400	400,466
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	USD755	760,940
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)	USD560	567,567
4.95%, 03/31/30	USD800	820,041
5.13%, 11/19/28, (1-day SOFR + 1.04%)(a)	USD525	533,728
5.13%, 03/03/31, (1-day SOFR + 1.29%)(a)	USD650	665,161
5.21%, 08/11/28, (1-day SOFR + 2.61%)(a)	USD820	833,171
5.24%, 05/13/31, (1-day SOFR + 1.57%)(a)	USD700	720,241
5.29%, 11/19/30, (1-day SOFR + 1.29%)(a)	USD745	768,318
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)	USD405	419,662
5.60%, 05/17/28, (1-day SOFR + 1.06%)(a)	USD550	560,650
6.16%, 03/09/29, (1-day SOFR + 1.97%)(a)	USD705	734,035
7.39%, 11/03/28, (1-day SOFR + 3.35%)(a)	USD760	804,502
HSBC USA Inc.
4.65%, 06/03/28	USD200	202,631
5.29%, 03/04/27	USD225	228,664
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	USD215	199,179
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	USD295	295,935
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	USD370	381,006
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	USD290	304,366
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(a)	USD275	276,267
4.87%, 04/12/28, (1-day SOFR + 0.72%)(a)	USD250	252,195
5.65%, 01/10/30	USD250	261,188
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(e)	USD200	197,499
Industrial & Commercial Bank of China Ltd./Hong Kong
4.77%, 05/23/27, (1-day SOFR Index + 0.48%)(a)(e)	USD200	199,988

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.82%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(e)	USD400	$400,367
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	USD250	247,588
Industrial Bank Co. Ltd./Hong Kong, 4.86%, 08/14/27, (1-day SOFR Index + 0.56%)(a)(e)	USD200	200,038
ING Groep NV
3.95%, 03/29/27	USD460	458,882
4.02%, 03/28/28, (1-day SOFR + 1.83%)(a)	USD450	448,703
4.05%, 04/09/29	USD465	461,691
4.55%, 10/02/28	USD355	358,918
4.86%, 03/25/29, (1-day SOFR + 1.01%)(a)	USD200	202,656
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	USD400	409,820
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	USD385	396,899
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	USD200	197,584
Series XR, 4.00%, 09/23/29(b)	USD210	206,199
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	USD200	202,251
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(c)(e)	USD400	418,524
JPMorgan Chase & Co.
2.07%, 06/01/29, (1-day SOFR + 1.02%)(a)	USD750	713,001
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	USD490	475,703
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	USD1,095	1,017,847
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(a)	USD1,205	1,138,831
2.95%, 02/24/28, (1-day SOFR + 1.17%)(a)	USD580	571,342
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	USD900	845,642
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	USD775	764,943
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(a)	USD767	760,396
3.63%, 12/01/27	USD355	351,980
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)	USD788	774,757
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)	USD905	901,078
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(a)	USD690	687,982
4.13%, 12/15/26	USD600	600,397
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	USD795	795,987
4.25%, 10/01/27	USD265	266,451
4.26%, 10/22/31, (1-day SOFR + 0.93%)(a)	USD630	627,847
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	USD926	928,917
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(a)	USD815	821,953
Security	Par (000)	Value
Banks (continued)
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)	USD950	$959,112
4.51%, 10/22/28, (1-day SOFR + 0.86%)(a)	USD600	604,434
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)	USD635	641,667
4.60%, 10/22/30, (1-day SOFR + 1.04%)(a)	USD870	881,414
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	USD1,020	1,032,484
4.92%, 01/24/29, (1-day SOFR + 0.80%)(a)	USD660	671,542
4.98%, 07/22/28, (1-day SOFR + 0.93%)(a)	USD740	750,633
5.00%, 07/22/30, (1-day SOFR + 0.13%)(a)	USD845	866,567
5.01%, 01/23/30, (1-day SOFR + 1.31%)(a)	USD855	875,688
5.04%, 01/23/28, (1-day SOFR + 1.19%)(a)	USD650	656,771
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)	USD795	821,084
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	USD780	806,057
5.30%, 07/24/29, (1-day SOFR + 1.45%)(a)	USD775	797,853
5.57%, 04/22/28, (1-day SOFR + 0.93%)(a)	USD805	821,543
5.58%, 04/22/30, (1-day SOFR + 0.16%)(a)	USD855	892,337
6.07%, 10/22/27, (1-day SOFR + 1.33%)(a)	USD685	697,193
6.09%, 10/23/29, (1-day SOFR + 1.57%)(a)	USD705	743,220
8.00%, 04/29/27	USD270	285,289
8.75%, 09/01/30	USD5	5,924
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	USD550	556,546
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(a)(b)	USD200	198,930
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	USD295	299,886
5.80%, 01/19/29, (1-year CMT + 2.10%)(a)(b)	USD305	314,972
KEB Hana Bank
1.25%, 12/16/26(e)	USD200	193,804
3.25%, 03/30/27(e)	USD200	197,835
5.75%, 10/24/28(e)	USD200	209,435
KeyBank NA
4.39%, 12/14/27	USD220	220,884
5.85%, 11/15/27	USD385	396,246
KeyCorp
2.25%, 04/06/27	USD235	228,513
2.55%, 10/01/29	USD220	206,260
4.10%, 04/30/28	USD195	194,465
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)	USD200	204,687
KFH Sukuk Co.
5.01%, 01/17/29(e)	USD200	203,531
5.38%, 01/14/30(e)	USD400	415,050
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kookmin Bank
4.38%, 05/08/28(e)	USD200	$201,650
4.50%, 02/01/29(e)	USD200	200,200
4.63%, 04/21/28(e)	USD200	202,697
5.25%, 05/08/29(e)	USD200	207,604
Korea Development Bank (The), 2.25%, 02/24/27	USD200	195,756
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	USD45	41,892
2.88%, 04/03/28	USD505	496,221
3.00%, 05/20/27	USD1,575	1,558,976
3.50%, 08/27/27	USD1,000	997,392
3.50%, 08/09/28	USD30	29,902
3.75%, 02/15/28	USD2,090	2,095,229
3.75%, 07/15/30	USD1,185	1,185,807
3.88%, 06/15/28	USD3,236	3,255,442
4.00%, 06/28/27	USD150	150,798
4.00%, 03/15/29	USD2,567	2,594,216
4.13%, 01/31/28	USD250	252,334
4.38%, 03/01/27	USD1,340	1,351,457
4.63%, 03/18/30	USD1,915	1,984,692
Series GLOB, 3.88%, 05/15/28	USD25	25,146
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(e)	USD535	500,244
4.00%, 01/22/27(e)	USD120	120,160
4.38%, 02/15/28(e)	USD65	65,871
4.63%, 02/13/30(e)	USD25	25,759
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(e)	USD230	216,560
1.75%, 01/14/27(e)	USD475	463,647
3.00%, 05/21/29(e)	USD500	488,050
3.88%, 09/28/27	USD192	192,606
3.88%, 06/14/28	USD1,350	1,357,124
4.13%, 05/28/30	USD150	152,446
4.63%, 04/17/29	USD206	212,186
Series 37, 2.50%, 11/15/27	USD382	373,165
LG Electronics Inc., 5.63%, 04/24/27(e)	USD200	203,689
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(a)	USD490	483,856
3.75%, 01/11/27	USD30	29,887
3.75%, 03/18/28, (1-year CMT + 1.80%)(a)	USD475	472,042
4.38%, 03/22/28	USD520	522,264
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)	USD400	399,449
4.55%, 08/16/28	USD420	424,236
4.82%, 06/13/29, (1-year CMT + 0.83%)(a)	USD400	405,728
5.09%, 11/26/28, (1-year CMT + 0.85%)(a)	USD425	432,078
5.46%, 01/05/28, (1-year CMT + 1.38%)(a)	USD410	415,627
5.72%, 06/05/30, (1-year CMT + 1.07%)(a)	USD405	423,760
5.87%, 03/06/29, (1-year CMT + 1.70%)(a)	USD410	425,116
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	USD135	135,490
Security	Par (000)	Value
Banks (continued)
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	USD120	$121,303
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	USD320	326,677
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	USD175	176,183
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)	USD215	232,849
Macquarie Bank Ltd.
3.62%, 06/03/30(b)	USD200	190,867
4.33%, 06/12/28(b)	USD275	277,204
5.27%, 07/02/27(b)	USD245	250,320
5.39%, 12/07/26(b)	USD265	269,016
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 1.00%)(a)(b)	USD285	275,606
3.76%, 11/28/28, (3-mo. CME Term SOFR +1.63%)(a)(b)(c)	USD410	405,424
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	USD175	174,496
4.65%, 03/27/29, (3-mo. CME Term SOFR +1.99%)(a)(b)(c)	USD160	161,246
5.03%, 01/15/30, (3-mo. CME Term SOFR +2.01%)(a)(b)	USD260	265,176
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	USD465	470,508
4.76%, 07/06/28, (1-day SOFR + 0.95%)(a)	USD270	272,266
MAR Finance LLC, 4.88%, 05/29/30(e)	USD200	203,780
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/30(e)	USD200	203,716
Mashreqbank PSC, 7.13%, (5-year CMT + 2.71%)(a)(e)(g)	USD200	207,511
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(e)	USD200	206,922
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	USD350	316,392
2.34%, 01/19/28, (1-year CMT + 0.83%)(a)	USD375	366,745
2.56%, 02/25/30	USD350	326,743
3.20%, 07/18/29	USD500	482,017
3.29%, 07/25/27	USD205	202,631
3.68%, 02/22/27	USD430	428,350
3.74%, 03/07/29	USD465	459,514
3.96%, 03/02/28	USD400	399,681
4.05%, 09/11/28	USD305	305,082
4.08%, 04/19/28, (1-year CMT + 1.30%)(a)	USD320	319,509
4.53%, 09/12/31, (1-year CMT + 0.80%)(a)	USD600	602,430
5.02%, 07/20/28, (1-year CMT + 1.95%)(a)	USD480	486,837
5.16%, 04/24/31, (1-year CMT + 1.17%)(a)	USD300	309,399
5.20%, 01/16/31, (1-year CMT + 0.78%)(a)	USD320	330,216
5.24%, 04/19/29, (1-year CMT + 1.70%)(a)	USD200	204,913
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)	USD210	216,766

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.35%, 09/13/28, (1-year CMT + 1.90%)(a)	USD390	$398,389
5.42%, 02/22/29, (1-year CMT + 1.38%)(a)	USD365	375,140
5.48%, 02/22/31, (1-year CMT + 1.53%)(a)	USD200	208,514
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)	USD400	357,180
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	USD310	280,881
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(a)	USD250	236,915
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	USD265	254,389
3.17%, 09/11/27	USD300	295,512
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)	USD190	183,560
3.66%, 02/28/27	USD205	204,055
4.02%, 03/05/28	USD455	454,964
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(a)	USD310	310,358
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	USD400	404,586
5.10%, 05/13/31, (1-year CMT + 0.82%)(a)	USD250	256,936
5.38%, 05/26/30, (1-year CMT + 1.12%)(a)	USD205	212,096
5.38%, 07/10/30, (1-year CMT + 1.08%)(a)	USD355	367,598
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)	USD300	306,981
5.67%, 05/27/29, (1-year CMT + 1.50%)(a)	USD200	207,267
5.74%, 05/27/31, (1-year CMT + 1.65%)(a)	USD220	231,643
5.78%, 07/06/29, (1-year CMT + 1.65%)(a)	USD430	447,251
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.00%)(a)	USD835	818,128
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	USD1,120	1,048,090
3.59%, 07/22/28(a)	USD960	950,037
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	USD1,070	1,038,618
3.63%, 01/20/27	USD985	981,229
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(a)	USD1,005	995,960
3.95%, 04/23/27	USD729	727,161
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	USD910	911,022
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	USD920	925,262
4.65%, 10/18/30, (1-day SOFR + 1.10%)(a)	USD970	981,902
4.99%, 04/12/29, (1-day SOFR + 1.38%)(a)	USD530	539,973
5.04%, 07/19/30, (1-day SOFR + 1.22%)(a)	USD690	707,051
Security	Par (000)	Value
Banks (continued)
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	USD897	$915,171
5.16%, 04/20/29, (1-day SOFR + 1.59%)(a)	USD925	945,253
5.17%, 01/16/30, (1-day SOFR + 1.45%)(a)	USD730	749,421
5.19%, 04/17/31, (1-day SOFR + 1.51%)(a)	USD1,025	1,056,699
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)	USD790	815,571
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	USD700	721,951
5.65%, 04/13/28, (1-day SOFR +1 0.01%)(a)	USD520	530,682
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	USD740	771,934
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	USD536	557,425
6.41%, 11/01/29, (1-day SOFR + 1.83%)(a)	USD535	567,122
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(a)	USD350	349,148
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)	USD890	887,982
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(a)	USD395	398,493
4.97%, 07/14/28, (1-day SOFR + 0.93%)(a)	USD500	506,794
5.02%, 01/12/29, (1-day SOFR + 0.91%)(a)	USD700	711,941
5.50%, 05/26/28, (1-day SOFR + 0.87%)(a)	USD500	510,082
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.77%)(a)	USD725	728,573
4.73%, 07/18/31, (1-day SOFR + 1.08%)(a)	USD935	949,434
Movida Europe SA, 7.85%, 04/11/29(e)	USD200	182,955
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(e)	USD250	258,865
National Australia Bank Ltd.
1.89%, 01/12/27(b)	USD445	434,703
2.33%, 08/21/30(b)	USD250	225,793
3.93%, 08/02/34, (5-year CMT + 1.88%)(a)(b)	USD405	394,127
National Australia Bank Ltd./New York
3.91%, 06/09/27	USD430	430,011
4.31%, 06/13/28	USD250	252,286
4.50%, 10/26/27	USD315	318,441
4.53%, 06/13/30	USD650	661,467
4.79%, 01/10/29	USD500	511,481
4.90%, 06/13/28	USD340	348,259
4.90%, 01/14/30	USD240	247,686
4.94%, 01/12/28	USD310	316,525
5.09%, 06/11/27	USD250	254,697
National Bank of Canada
4.50%, 10/10/29	USD310	312,947
4.95%, 02/01/28, (1-day SOFR + 0.80%)(a)	USD270	272,711
5.60%, 12/18/28	USD260	271,036
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(e)	USD200	$205,903
National Securities Clearing Corp.
4.70%, 05/20/30(b)	USD210	214,703
4.90%, 06/26/29(b)	USD250	257,057
5.00%, 05/30/28(b)	USD250	256,086
5.10%, 11/21/27(b)	USD270	275,933
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.55%)(a)	USD300	295,010
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(a)	USD400	400,756
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	USD545	553,271
4.96%, 08/15/30, (1-year CMT + 1.22%)(a)	USD395	402,447
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(a)	USD540	551,927
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)	USD400	410,757
5.52%, 09/30/28, (1-year CMT + 2.27%)(a)	USD335	342,999
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)	USD200	203,519
5.81%, 09/13/29, (1-year CMT + 1.95%)(a)	USD390	405,842
6.48%, 06/01/34, (5-year CMT + 2.20%)(a)	USD305	319,722
NatWest Markets PLC
4.17%, 11/06/28(b)	USD200	200,118
4.41%, 11/06/30	USD200	199,946
4.79%, 03/21/28(b)	USD235	238,662
5.02%, 03/21/30(b)	USD400	411,463
5.41%, 05/17/29(b)	USD235	243,701
5.42%, 05/17/27(b)	USD270	275,483
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(e)	USD200	207,117
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.88%)(a)(e)(g)	USD200	196,844
NCB Tier 1 Sukuk Ltd., 3.50%, (6-year CMT + 2.89%)(a)(e)(g)	USD400	391,062
NongHyup Bank
4.25%, 07/06/27(e)	USD200	200,469
4.88%, 07/03/28(e)	USD400	407,770
Nordea Bank Abp
4.25%, 08/28/30(b)	USD200	200,144
4.38%, 03/17/28(b)	USD60	60,577
4.38%, 09/10/29(b)	USD200	202,730
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	USD75	74,812
5.00%, 03/19/27(b)	USD210	212,985
5.38%, 09/22/27(b)	USD395	404,756
Norinchukin Bank (The)
4.67%, 09/09/30(b)	USD5	5,030
4.87%, 09/14/27(b)	USD215	216,835
5.09%, 10/16/29(b)	USD230	234,718
5.43%, 03/09/28(b)	USD200	204,603
Northern Trust Corp.
1.95%, 05/01/30	USD320	292,125
3.15%, 05/03/29	USD125	121,484
Security	Par (000)	Value
Banks (continued)
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	USD102	$100,221
3.65%, 08/03/28	USD45	44,718
4.00%, 05/10/27	USD490	490,604
NRW Bank
4.50%, 01/24/28(e)	USD74	75,135
4.63%, 03/08/27(e)	USD462	466,410
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	USD265	264,571
3.75%, 09/05/29	USD316	316,005
4.00%, 05/28/28	USD20	20,155
4.13%, 01/18/29	USD520	526,621
4.25%, 03/01/28	USD315	318,863
4.50%, 01/24/30	USD385	396,049
4.75%, 05/21/27	USD730	740,730
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(e)	USD200	212,601
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(e)	USD200	215,063
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(e)	USD200	200,601
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(e)	USD200	207,207
PNC Bank N.A.
2.70%, 10/22/29	USD250	235,054
3.25%, 01/22/28	USD370	364,845
4.05%, 07/26/28	USD370	369,381
4.43%, 07/21/28, (1-day SOFR + 0.73%)(a)	USD250	251,244
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	USD650	608,927
3.15%, 05/19/27	USD325	320,681
3.45%, 04/23/29	USD430	421,567
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	USD515	525,249
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	USD340	351,403
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)	USD325	329,244
5.35%, 12/02/28, (1-day SOFR + 1.62%)(a)	USD446	456,549
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	USD525	545,572
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	USD837	866,149
QIB Sukuk Ltd.
4.49%, 09/17/29(e)	USD200	200,815
4.80%, 06/12/30(e)	USD200	202,979
5.58%, 11/22/28(e)	USD400	415,051
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(e)	USD200	205,017
QNB Bank AS, 7.25%, 05/21/29(e)	USD200	211,013
QNB Finance Ltd.
2.75%, 02/12/27(e)	USD200	196,246
4.50%, 07/24/30(e)	USD200	202,319
4.88%, 01/30/29(e)	USD400	407,209
5.26%, 03/04/30, (1-day SOFR + 1.05%)(a)(e)	USD200	201,383
5.32%, 04/02/29, (1-day SOFR + 1.20%)(a)	USD400	404,956

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Financial Corp.
1.80%, 08/12/28	USD120	$112,481
5.72%, 06/06/30, (1-day SOFR + 1.49%)(a)	USD200	207,673
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(e)	USD400	407,978
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.91%)(a)(e)(g)	USD200	196,553
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(e)(g)	USD200	194,303
Rizal Commercial Banking Corp., 5.50%, 01/18/29(e)	USD200	206,137
Royal Bank of Canada
1.40%, 11/02/26	USD315	307,354
2.05%, 01/21/27	USD280	273,741
3.63%, 05/04/27	USD420	418,150
4.00%, 11/03/28, (1-day SOFR + 0.70%)(a)	USD300	299,342
4.24%, 08/03/27	USD445	447,315
4.31%, 11/03/31, (1-day SOFR + 0.98%)(a)	USD300	298,408
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)	USD385	387,969
4.52%, 10/18/28, (1-day SOFR Index + 1.86%)(a)	USD175	176,532
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)	USD640	648,068
4.70%, 08/06/31, (1-day SOFR + 1.06%)(a)	USD330	334,292
4.72%, 03/27/28, (1-day SOFR Index + 1.81%)(a)	USD350	353,204
4.88%, 01/19/27	USD280	283,064
4.90%, 01/12/28	USD274	279,411
4.95%, 02/01/29	USD225	231,098
4.97%, 01/24/29, (1-day SOFR + 0.83%)(a)	USD505	513,545
4.97%, 08/02/30, (1-day SOFR + 1.00%)(a)	USD415	424,570
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(a)	USD315	322,742
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)	USD545	561,121
5.20%, 08/01/28	USD345	355,479
6.00%, 11/01/27	USD453	470,414
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.09%)(a)(e)(g)	USD200	201,722
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)	USD321	313,468
4.40%, 07/13/27	USD400	400,373
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)	USD325	331,116
5.47%, 03/20/29, (1-day SOFR + 1.61%)(a)	USD250	254,269
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	USD185	190,704
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)	USD305	317,096
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	USD410	426,890
Security	Par (000)	Value
Banks (continued)
6.57%, 06/12/29, (1-day SOFR + 2.70%)(a)	USD225	$235,081
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(a)	USD320	313,083
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(a)	USD235	232,664
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(a)	USD400	398,880
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)	USD295	298,531
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	USD300	312,795
6.53%, 01/10/29, (1-day SOFR + 2.60%)(a)	USD500	522,701
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(e)	USD400	404,153
Security Bank Corp., 5.50%, 05/14/29(e)	USD200	208,260
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.40%)(a)(e)	USD250	257,740
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(e)	USD200	197,854
4.00%, 04/23/29(e)	USD200	196,808
4.50%, 03/26/28(e)	USD400	400,983
Shinhan Financial Group Co. Ltd.
4.50%, 07/30/30(e)	USD200	200,937
5.00%, 07/24/28(e)	USD200	203,966
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(e)	USD200	200,063
SIB Sukuk Co. III Ltd., 5.20%, 02/26/30(e)	USD200	204,575
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30(b)	USD200	200,345
5.13%, 03/05/27(b)	USD195	198,051
5.38%, 03/05/29(b)	USD225	232,975
SNB Funding Ltd.
2.90%, 01/29/27(e)	USD200	196,260
5.30%, 07/11/29, (1-day SOFR + 1.20%)(a)(e)	USD200	200,965
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(e)	USD400	411,572
SNB Sukuk Ltd.
2.34%, 01/19/27(e)	USD400	390,766
5.13%, 02/27/29(e)	USD200	204,211
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.30%)(a)(b)	USD425	416,660
3.00%, 01/22/30(b)	USD385	360,887
4.00%, 01/12/27(b)	USD280	278,727
4.68%, 06/15/27(b)	USD375	377,959
4.75%, 09/14/28(b)	USD540	544,150
5.25%, 02/19/27(b)	USD300	302,999
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	USD360	366,111
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	USD300	306,562
5.51%, 05/22/31, (1-day SOFR + 1.65%)(a)(b)	USD455	467,792
5.52%, 01/19/28, (1-year CMT + 1.50%)(a)(b)	USD230	232,808
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	USD200	205,764
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.45%, 01/10/29, (1-year CMT + 2.55%)(a)(b)	USD495	$515,369
Standard Chartered Bank/New York, 4.85%, 12/03/27	USD250	254,570
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.18%)(a)(b)	USD590	578,444
4.30%, 02/19/27(b)	USD200	199,604
4.31%, 05/21/30, (3-mo. SOFR US + 2.17%)(a)(b)	USD240	238,752
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(b)	USD600	602,876
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(a)(b)	USD100	100,264
5.01%, 10/15/30, (1-year CMT + 1.15%)(a)(b)	USD505	513,918
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)	USD360	370,120
5.55%, 01/21/29, (1-year CMT + 1.05%)(a)(b)	USD230	235,509
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(b)	USD295	300,904
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(b)	USD585	607,897
6.75%, 02/08/28, (1-year CMT + 1.85%)(a)(b)	USD200	205,786
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(b)	USD200	215,418
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(b)	USD235	250,811
State Bank of India/London
4.50%, 09/09/30(e)	USD200	199,998
5.00%, 01/17/29(e)	USD200	203,163
5.13%, 11/25/29(e)	USD200	204,806
State Street Bank & Trust Co.
4.59%, 11/25/26	USD250	251,710
4.78%, 11/23/29	USD255	262,100
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.56%)(a)	USD210	204,833
2.20%, 02/07/28, (1-day SOFR + 0.73%)(a)	USD245	239,339
2.40%, 01/24/30	USD310	291,156
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	USD185	173,933
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	USD210	201,490
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	USD150	150,124
4.33%, 10/22/27	USD385	388,581
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	USD350	353,283
4.54%, 02/28/28	USD335	339,270
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	USD155	156,131
4.73%, 02/28/30	USD225	230,022
4.83%, 04/24/30	USD300	308,092
4.99%, 03/18/27	USD335	339,791
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	USD300	313,708
Security	Par (000)	Value
Banks (continued)
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)	USD205	$211,870
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	USD615	578,572
2.13%, 07/08/30	USD600	544,089
2.17%, 01/14/27	USD290	283,692
2.47%, 01/14/29	USD200	190,299
2.72%, 09/27/29	USD200	189,106
2.75%, 01/15/30	USD425	399,448
3.04%, 07/16/29	USD690	661,001
3.35%, 10/18/27	USD197	194,513
3.36%, 07/12/27	USD650	643,511
3.45%, 01/11/27	USD270	268,295
3.54%, 01/17/28	USD240	237,412
3.94%, 07/19/28	USD200	199,558
4.31%, 10/16/28	USD255	256,822
4.66%, 07/08/31, (1-day SOFR + 1.19%)(a)	USD240	242,729
5.24%, 04/15/30	USD250	259,090
5.32%, 07/09/29	USD200	207,094
5.52%, 01/13/28	USD710	732,070
5.71%, 01/13/30	USD440	463,782
5.72%, 09/14/28	USD390	406,455
5.80%, 07/13/28	USD200	208,776
5.85%, 07/13/30	USD300	319,131
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(b)	USD195	191,830
4.45%, 09/10/27(b)	USD200	201,416
4.50%, 03/13/28(b)	USD200	201,831
4.50%, 09/10/29(b)	USD200	201,859
4.70%, 03/13/30(b)	USD395	402,325
4.95%, 09/15/27(b)	USD200	203,114
5.20%, 03/07/27(b)	USD230	233,396
5.20%, 03/07/29(b)	USD200	206,121
5.50%, 03/09/28(b)	USD200	206,199
5.55%, 09/14/28(b)	USD170	176,657
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	USD265	265,232
4.38%, 05/23/28(b)	USD250	252,565
5.13%, 05/28/27(b)	USD280	285,265
5.50%, 06/15/28(b)	USD330	341,197
Swedbank AB
1.54%, 11/16/26(b)	USD410	399,899
5.00%, 11/20/29(b)	USD220	226,929
5.08%, 05/21/30(b)	USD200	205,355
5.34%, 09/20/27(b)	USD265	270,892
5.41%, 03/14/29(b)	USD270	279,801
Synchrony Bank, 5.63%, 08/23/27	USD280	285,797
Synovus Bank, 5.63%, 02/15/28	USD250	255,044
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 0.35%)(a)	USD105	108,516
TC Ziraat Bankasi AS
7.25%, 02/04/30(e)	USD200	205,677
8.00%, 01/16/29(e)	USD200	210,369
8.99%, 08/02/34, (5-year CMT + 4.33%)(a)(e)	USD200	211,058
Toronto-Dominion Bank (The)
1.95%, 01/12/27	USD265	258,923
2.80%, 03/10/27	USD404	397,492
4.11%, 06/08/27	USD555	555,418
4.11%, 10/13/28	USD200	199,894

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.57%, 12/17/26	USD450	$452,474
4.57%, 06/02/28	USD200	202,236
4.69%, 09/15/27	USD530	535,957
4.78%, 12/17/29	USD330	337,110
4.81%, 06/03/30	USD405	413,010
4.86%, 01/31/28	USD375	381,242
4.98%, 04/05/27	USD250	253,233
4.99%, 04/05/29	USD345	353,780
5.15%, 09/10/34, (5-year CMT + 1.50%)(a)	USD300	304,294
5.16%, 01/10/28	USD435	444,574
5.26%, 12/11/26	USD150	151,907
5.52%, 07/17/28	USD350	362,459
Truist Bank
2.25%, 03/11/30	USD355	324,071
4.14%, 10/23/29, (1-day SOFR + 0.91%)(a)	USD250	249,042
4.42%, 07/24/28, (1-day SOFR + 0.77%)(a)	USD250	250,923
Truist Financial Corp.
1.13%, 08/03/27	USD250	237,639
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	USD315	296,687
1.95%, 06/05/30	USD230	207,275
3.88%, 03/19/29	USD180	177,332
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	USD385	384,976
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	USD545	552,154
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	USD415	424,548
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	USD590	609,619
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	USD490	529,791
Turkiye Garanti Bankasi AS
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(e)	USD200	205,974
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(e)	USD200	207,958
Turkiye Is Bankasi AS, 7.75%, 06/12/29(e)	USD200	208,337
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(e)	USD200	203,142
7.25%, 07/31/30(e)	USD200	205,043
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(e)	USD200	211,289
9.00%, 10/12/28(e)	USD200	216,360
U.S. Bancorp
1.38%, 07/22/30	USD400	351,895
2.22%, 01/27/28, (1-day SOFR + 0.73%)(a)	USD480	468,685
3.00%, 07/30/29	USD305	292,252
3.90%, 04/26/28	USD80	79,884
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	USD780	785,114
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	USD575	580,711
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	USD420	430,455
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	USD400	410,852
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	USD415	$426,348
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	USD430	444,241
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	USD650	675,121
Series X, 3.15%, 04/27/27	USD390	385,347
UBS AG/London, 5.65%, 09/11/28	USD230	239,976
UBS AG/Stamford CT
4.86%, 01/10/28, (1-day SOFR + 0.72%)(a)	USD400	403,182
5.00%, 07/09/27	USD385	392,068
7.50%, 02/15/28	USD865	932,523
UBS Group AG
3.13%, 08/13/30, (3-mo. SOFR US + 1.73%)(a)(b)	USD460	440,072
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(a)(b)	USD715	710,061
4.15%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)	USD200	199,558
4.19%, 04/01/31, (1-day SOFR + 3.73%)(a)(b)	USD990	979,229
4.25%, 03/23/28(b)	USD510	509,754
4.28%, 01/09/28(b)	USD760	760,536
4.40%, 09/23/31, (1-day SOFR + 1.06%)(a)(b)	USD420	418,459
4.75%, 05/12/28, (1-year CMT + 1.75%)(a)(b)	USD380	382,824
5.43%, 02/08/30, (1-year CMT + 1.52%)(a)(b)	USD880	908,895
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)	USD465	486,076
6.25%, 09/22/29, (1-year CMT + 1.80%)(a)(b)	USD475	500,677
6.33%, 12/22/27, (1-year CMT + 1.60%)(a)(b)	USD390	398,979
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)	USD540	560,277
UniCredit SpA
4.63%, 04/12/27(b)	USD70	70,226
5.46%, 06/30/35, (5-year CMT + 4.75%)(a)(b)	USD550	556,337
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(a)(b)	USD330	335,373
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(a)(b)	USD350	375,340
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(b)	USD200	195,451
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	USD205	203,098
Warba Sukuk Ltd., 5.35%, 07/10/29(e)	USD200	206,104
Webster Financial Corp., 4.10%, 03/25/29	USD55	54,045
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	USD1,115	1,085,172
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	USD1,020	950,011
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	USD1,125	1,067,265
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.53%, 03/24/28, (1-day SOFR + 1.51%)(a)	USD1,305	$1,293,957
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(a)	USD945	936,898
4.08%, 09/15/29, (1-day SOFR + 0.88%)(a)	USD825	822,824
4.15%, 01/24/29	USD855	854,944
4.30%, 07/22/27	USD780	782,068
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(a)	USD845	850,207
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	USD969	979,919
4.97%, 04/23/29, (1-day SOFR + 1.37%)(a)	USD890	906,020
5.15%, 04/23/31, (1-day SOFR + 1.50%)(a)	USD1,385	1,428,453
5.20%, 01/23/30, (1-day SOFR + 1.50%)(a)	USD885	910,511
5.24%, 01/24/31, (1-day SOFR + 1.11%)(a)	USD1,025	1,060,118
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	USD1,345	1,392,451
5.71%, 04/22/28, (1-day SOFR + 0.07%)(a)	USD980	1,001,322
6.30%, 10/23/29, (1-day SOFR + 1.79%)(a)	USD870	920,069
Series B, 7.95%, 11/15/29	USD115	129,180
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(a)	USD800	806,971
Wells Fargo Bank NA, 5.25%, 12/11/26	USD500	506,642
Westpac Banking Corp.
1.95%, 11/20/28	USD415	391,443
2.65%, 01/16/30	USD245	231,627
3.35%, 03/08/27	USD345	342,649
3.40%, 01/25/28	USD385	381,082
4.04%, 08/26/27	USD345	346,055
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	USD350	343,212
4.32%, 11/23/31, (5-year USD ICE Swap + 2.24%)(a)	USD470	468,902
4.35%, 07/01/30	USD255	257,601
5.05%, 04/16/29	USD255	263,944
5.46%, 11/18/27	USD387	398,761
5.54%, 11/17/28	USD325	339,847
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	USD200	199,151
4.90%, 02/15/28(b)	USD210	213,595
4.94%, 02/27/30(b)	USD200	205,065
5.13%, 02/26/27(b)	USD200	202,697
5.20%, 02/28/29(b)	USD215	221,546
Wintrust Financial Corp., 4.85%, 06/06/29	USD55	54,494
Woori Bank
2.00%, 01/20/27(e)	USD200	195,202
4.75%, 01/24/29(e)	USD200	203,442
4.88%, 01/26/28(e)	USD200	203,399
6.38%, (5-year CMT + 2.28%)(a)(e)(g)	USD200	209,758
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(e)	USD200	205,973
9.25%, 10/16/28(e)	USD200	217,969
Security	Par (000)	Value
Banks (continued)
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(e)	USD400	$425,012
		406,627,994
Beverages — 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(e)	USD200	184,861
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	USD520	507,534
4.75%, 01/23/29	USD857	875,244
Bacardi Ltd., 4.70%, 05/15/28(e)	USD230	231,702
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	USD150	153,388
Bacardi-Martini BV, 5.55%, 02/01/30(b)	USD195	201,473
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(e)	USD300	293,986
Coca-Cola Co. (The)
1.00%, 03/15/28	USD334	313,468
1.45%, 06/01/27	USD635	612,794
1.50%, 03/05/28	USD90	85,600
1.65%, 06/01/30	USD450	405,927
2.13%, 09/06/29	USD315	295,458
2.90%, 05/25/27	USD150	148,044
3.38%, 03/25/27	USD400	398,235
3.45%, 03/25/30	USD425	415,000
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	USD160	165,708
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	USD205	198,777
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	USD250	234,999
Coca-Cola Icecek A/S, 4.50%, 01/20/29(e)	USD200	197,468
Constellation Brands Inc.
2.88%, 05/01/30	USD155	145,068
3.15%, 08/01/29	USD265	254,778
3.50%, 05/09/27	USD215	212,973
3.60%, 02/15/28	USD280	276,473
3.70%, 12/06/26	USD55	54,784
4.35%, 05/09/27	USD259	259,739
4.65%, 11/15/28	USD95	96,146
4.80%, 01/15/29	USD165	167,591
4.80%, 05/01/30	USD95	96,376
Diageo Capital PLC
2.00%, 04/29/30	USD300	273,582
2.38%, 10/24/29	USD325	304,552
3.88%, 05/18/28	USD185	184,509
5.30%, 10/24/27	USD305	312,393
Diageo Investment Corp., 5.13%, 08/15/30	USD250	259,067
Heineken NV, 3.50%, 01/29/28(b)	USD405	400,748
JDE Peet's NV, 1.38%, 01/15/27(b)	USD265	255,599
Keurig Dr Pepper Inc.
3.20%, 05/01/30	USD220	208,108
3.43%, 06/15/27	USD135	133,450
3.95%, 04/15/29	USD360	354,853
4.35%, 05/15/28	USD145	145,086
4.60%, 05/25/28	USD485	487,768
4.60%, 05/15/30	USD155	155,368
5.05%, 03/15/29	USD260	264,925
5.10%, 03/15/27	USD165	166,552
PepsiCo Inc.
1.63%, 05/01/30	USD300	270,263

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.63%, 03/19/27	USD30	$29,527
2.63%, 07/29/29	USD300	285,687
2.75%, 03/19/30	USD455	430,807
3.00%, 10/15/27	USD430	424,066
3.60%, 02/18/28	USD310	308,496
4.10%, 01/15/29	USD195	196,016
4.30%, 07/23/30	USD275	277,283
4.40%, 02/07/27	USD175	176,261
4.45%, 02/07/28	USD175	177,344
4.45%, 05/15/28	USD250	253,736
4.50%, 07/17/29	USD360	367,032
4.60%, 02/07/30	USD300	306,685
5.13%, 11/10/26	USD245	247,735
7.00%, 03/01/29	USD230	251,198
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	USD255	259,434
4.65%, 02/16/27	USD165	166,560
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	USD175	163,343
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(b)	USD230	223,565
6.25%, 04/01/29(b)	USD235	235,974
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	USD205	210,157
		16,651,323
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	USD450	421,568
2.20%, 02/21/27	USD580	566,277
2.45%, 02/21/30	USD385	357,520
3.00%, 02/22/29	USD460	443,755
3.20%, 11/02/27	USD200	196,814
4.05%, 08/18/29	USD430	427,775
5.15%, 03/02/28	USD1,250	1,277,851
5.25%, 03/02/30	USD825	855,976
Biocon Biologics Global PLC, 6.67%, 10/09/29(e)	USD200	197,611
Biogen Inc., 2.25%, 05/01/30	USD450	411,824
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	USD190	187,618
CSL Finance PLC
3.85%, 04/27/27(b)	USD195	194,399
4.05%, 04/27/29(b)	USD15	14,969
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)(c)	USD130	115,111
Gilead Sciences Inc.
1.20%, 10/01/27	USD255	242,648
2.95%, 03/01/27	USD480	474,325
4.80%, 11/15/29	USD185	189,982
Illumina Inc., 5.75%, 12/13/27	USD140	143,968
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	USD255	226,064
Royalty Pharma PLC
1.75%, 09/02/27	USD242	231,870
2.20%, 09/02/30	USD30	27,022
5.15%, 09/02/29	USD180	184,591
		7,389,538
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)	USD165	99,079
Security	Par (000)	Value
Building Materials (continued)
Amrize Finance U.S. LLC
4.60%, 04/07/27(b)	USD255	$256,515
4.70%, 04/07/28(b)	USD55	55,644
4.95%, 04/07/30(b)	USD300	307,070
Boise Cascade Co., 4.88%, 07/01/30(b)(c)	USD120	118,393
Builders FirstSource Inc., 5.00%, 03/01/30(b)	USD175	173,276
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	USD215	199,081
Carlisle Companies Inc.
2.75%, 03/01/30	USD220	206,502
3.75%, 12/01/27	USD310	307,942
Carrier Global Corp.
2.49%, 02/15/27	USD380	372,424
2.72%, 02/15/30	USD605	567,630
Cemex SAB de CV
5.20%, 09/17/30(e)	USD200	202,540
7.20%, (5-year CMT + 3.52%)(a)(e)(g)	USD400	416,314
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	USD120	91,242
9.50%, 08/15/29(b)	USD165	152,305
CP Atlas Buyer Inc.
9.75%, 07/15/30(b)	USD145	151,354
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(b)(f)	USD150	147,283
CRH America Finance Inc.
3.40%, 05/09/27(b)	USD210	207,726
3.95%, 04/04/28(b)	USD230	229,452
CRH SMW Finance DAC
5.13%, 01/09/30	USD360	370,291
5.20%, 05/21/29	USD200	206,169
Fortune Brands Innovations Inc., 3.25%, 09/15/29	USD180	172,472
Griffon Corp., 5.75%, 03/01/28(c)	USD295	294,842
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	USD70	69,666
Jeld-Wen Inc., 4.88%, 12/15/27(b)(c)	USD120	116,700
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	USD20	17,771
5.50%, 04/19/29	USD240	249,448
Knowledge City Guangzhou Investment Group Co. Ltd., 5.40%, 03/11/28(e)	USD200	203,788
Lennox International Inc.
1.70%, 08/01/27	USD140	133,932
5.50%, 09/15/28	USD245	253,080
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(e)	USD200	204,973
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	USD115	110,538
Martin Marietta Materials Inc.
3.45%, 06/01/27	USD35	34,694
3.50%, 12/15/27	USD230	227,305
Series CB, 2.50%, 03/15/30	USD150	139,734
Masco Corp.
1.50%, 02/15/28	USD215	202,108
3.50%, 11/15/27	USD75	73,996
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(c)	USD155	150,708
Mohawk Industries Inc.
3.63%, 05/15/30	USD155	149,808
5.85%, 09/18/28	USD220	229,665
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	USD205	$203,770
9.75%, 07/15/28(b)	USD80	80,289
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	USD180	132,388
Owens Corning
3.50%, 02/15/30	USD145	139,951
3.88%, 06/01/30	USD105	102,809
3.95%, 08/15/29	USD105	103,816
5.50%, 06/15/27	USD85	86,696
Sisecam U.K. PLC, 8.25%, 05/02/29(e)	USD200	204,478
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	USD325	323,698
Standard Industries Inc./New York
4.38%, 07/15/30(b)	USD475	458,262
4.75%, 01/15/28(b)	USD330	328,729
Trane Technologies Financing Ltd., 3.80%, 03/21/29	USD170	168,367
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	USD190	188,787
Vulcan Materials Co.
3.50%, 06/01/30	USD200	193,234
3.90%, 04/01/27	USD85	84,789
4.95%, 12/01/29	USD160	164,105
		10,837,628
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(b)(f)	USD71	63,075
Air Liquide Finance SA, 2.25%, 09/10/29(b)	USD220	206,434
Air Products and Chemicals Inc.
1.85%, 05/15/27	USD50	48,522
2.05%, 05/15/30	USD280	256,181
4.30%, 06/11/28	USD105	105,862
4.60%, 02/08/29	USD382	388,623
Albemarle Corp., 4.65%, 06/01/27	USD270	270,039
Alpek SAB de CV, 4.25%, 09/18/29(e)	USD200	186,987
ASP Unifrax Holdings Inc., 5.25%, 09/30/28(b)	USD2	500
Avient Corp., 7.13%, 08/01/30(b)	USD210	216,107
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	USD245	233,029
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	USD150	149,454
Bayport Polymers LLC, 4.74%, 04/14/27(b)	USD55	55,129
Braskem Idesa SAPI, 7.45%, 11/15/29(e)	USD200	129,925
Braskem Netherlands Finance BV
4.50%, 01/10/28(e)	USD400	179,441
4.50%, 01/31/30(c)(e)	USD400	160,561
Cabot Corp., 4.00%, 07/01/29	USD65	64,360
Celanese U.S. Holdings LLC
6.50%, 04/15/30(c)	USD225	223,090
6.67%, 07/15/27	USD399	409,217
6.83%, 07/15/29	USD225	230,066
6.85%, 11/15/28	USD335	346,399
CF Industries Inc., 4.50%, 12/01/26(b)	USD160	160,078
Chemours Co. (The)
4.63%, 11/15/29(b)	USD185	163,133
5.38%, 05/15/27	USD190	189,304
5.75%, 11/15/28(b)	USD265	254,541
Security	Par (000)	Value
Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	USD314	$311,365
3.70%, 06/01/28(b)	USD60	59,249
4.75%, 05/15/30(b)	USD125	126,501
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(e)	USD400	394,103
4.13%, 07/19/27(e)	USD400	399,389
5.13%, 03/14/28(e)	USD600	611,983
Consolidated Energy Finance SA, 5.63%, 10/15/28(b)	USD195	132,714
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	USD184	183,766
Dow Chemical Co. (The)
4.80%, 11/30/28	USD175	176,861
7.38%, 11/01/29	USD236	261,009
DuPont de Nemours Inc., 4.73%, 11/15/28(b)	USD535	544,232
Eastman Chemical Co.
4.50%, 12/01/28	USD155	155,771
5.00%, 08/01/29	USD240	244,421
Ecolab Inc.
1.65%, 02/01/27	USD365	354,974
2.70%, 11/01/26	USD30	29,631
3.25%, 12/01/27	USD25	24,697
4.30%, 06/15/28	USD30	30,228
4.80%, 03/24/30	USD240	246,245
5.25%, 01/15/28	USD390	400,218
EIDP Inc., 2.30%, 07/15/30	USD65	59,964
Element Solutions Inc., 3.88%, 09/01/28(b)	USD275	266,147
FMC Corp., 3.45%, 10/01/29	USD160	149,287
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(e)	USD200	200,721
HB Fuller Co.
4.00%, 02/15/27	USD85	83,796
4.25%, 10/15/28	USD90	87,484
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD125	105,745
Huntsman International LLC, 4.50%, 05/01/29	USD225	207,999
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	USD155	155,507
INEOS Finance PLC
6.75%, 05/15/28(b)	USD150	141,344
7.50%, 04/15/29(b)	USD220	203,915
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	USD135	126,595
Ingevity Corp., 3.88%, 11/01/28(b)	USD180	173,453
Innophos Holdings Inc., 11.50%, 06/15/29(b)	USD151	144,881
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	USD290	276,706
4.45%, 09/26/28	USD75	75,281
Kraton Corp., 5.00%, 07/15/27(e)	USD200	202,762
LG Chem Ltd., 3.63%, 04/15/29(e)	USD200	195,421
Linde Inc./CT, 1.10%, 08/10/30	USD17	14,850
LYB Finance Co. BV, 8.10%, 03/15/27(b)	USD91	95,224
LYB International Finance II BV, 3.50%, 03/02/27	USD235	232,792
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(e)	USD200	206,187
Mativ Holdings Inc., 8.00%, 10/01/29(b)(c)	USD105	101,610
MEGlobal BV
2.63%, 04/28/28(e)	USD200	191,135

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.25%, 11/03/26(e)	USD400	$399,013
MEGlobal Canada ULC, 5.88%, 05/18/30(e)	USD200	210,705
Methanex Corp.
5.13%, 10/15/27	USD220	220,413
5.25%, 12/15/29	USD205	204,030
Minerals Technologies Inc., 5.00%, 07/01/28(b)	USD125	123,256
Mosaic Co. (The)
4.05%, 11/15/27	USD230	229,488
5.38%, 11/15/28	USD177	182,472
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(b)	USD115	102,707
Nutrien Ltd.
2.95%, 05/13/30	USD165	155,499
4.00%, 12/15/26	USD35	34,942
4.20%, 04/01/29	USD250	249,553
4.50%, 03/12/27	USD125	125,600
4.90%, 03/27/28	USD215	218,660
5.20%, 06/21/27	USD215	218,516
OCP SA, 6.10%, 04/30/30(e)	USD200	209,564
Olin Corp.
5.00%, 02/01/30(c)	USD155	150,534
5.63%, 08/01/29(c)	USD230	230,515
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	USD255	243,950
6.25%, 10/01/29(b)	USD120	116,820
7.13%, 10/01/27(b)	USD95	96,692
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(e)	USD200	200,339
PPG Industries Inc.
2.55%, 06/15/30	USD100	92,790
2.80%, 08/15/29	USD50	47,567
3.75%, 03/15/28	USD120	119,089
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	USD125	133,144
RPM International Inc.
3.75%, 03/15/27	USD150	148,926
4.55%, 03/01/29	USD105	105,846
SABIC Capital II BV, 4.50%, 10/10/28(e)	USD400	403,891
Sasol Financing USA LLC
6.50%, 09/27/28	USD200	196,895
8.75%, 05/03/29(e)	USD400	406,584
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	USD365	360,647
6.63%, 05/01/29(b)	USD200	198,832
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	USD225	224,964
Sherwin-Williams Co. (The)
2.30%, 05/15/30	USD150	137,787
2.95%, 08/15/29	USD250	238,809
3.45%, 06/01/27	USD600	594,394
4.30%, 08/15/28	USD165	165,844
4.50%, 08/15/30	USD115	115,713
4.55%, 03/01/28	USD45	45,399
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	USD205	201,599
SNF Group SACA
3.13%, 03/15/27(b)	USD130	126,903
3.38%, 03/15/30(b)	USD105	97,121
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(e)	USD200	198,835
Security	Par (000)	Value
Chemicals (continued)
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	USD245	$253,686
Tronox Inc.
4.63%, 03/15/29(b)(c)	USD360	221,451
9.13%, 09/30/30(b)(c)	USD120	109,520
Vibrantz Technologies Inc., 9.00%, 02/15/30(b)(c)	USD230	122,843
Westlake Corp., 3.38%, 06/15/30	USD105	100,141
WR Grace Holdings LLC
4.88%, 06/15/27(b)	USD190	188,507
5.63%, 08/15/29(b)	USD350	320,276
Xianjin Industry Investment Co. Ltd., 4.75%, 04/16/28(e)	USD200	200,942
Yara International ASA
3.15%, 06/04/30(b)	USD200	188,255
4.75%, 06/01/28(b)	USD350	352,437
YPF SA, 9.00%, 06/30/29(a)(e)(h)	USD200	205,629
		23,624,754
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	USD120	127,003
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)(c)	USD135	124,703
SunCoke Energy Inc., 4.88%, 06/30/29(b)	USD155	144,760
Warrior Met Coal Inc., 7.88%, 12/01/28(b)(c)	USD45	45,834
		442,300
Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(e)	USD200	196,337
4.20%, 08/04/27(e)	USD200	197,357
4.38%, 07/03/29(e)	USD200	195,120
ADT Security Corp. (The), 4.13%, 08/01/29(b)	USD275	266,398
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	USD121	121,069
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(b)	USD415	429,860
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	USD285	278,423
6.88%, 06/15/30(b)	USD290	297,409
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	USD640	626,868
Alta Equipment Group Inc., 9.00%, 06/01/29(b)(c)	USD155	140,752
AMN Healthcare Inc., 4.00%, 04/15/29(b)(c)	USD105	99,578
APi Group DE Inc.
4.13%, 07/15/29(b)	USD65	62,724
4.75%, 10/15/29(b)	USD85	83,378
Ashtead Capital Inc.
4.00%, 05/01/28(b)	USD200	198,312
4.25%, 11/01/29(b)	USD155	152,767
4.38%, 08/15/27(b)	USD285	284,630
Automatic Data Processing Inc., 1.70%, 05/15/28	USD260	246,589
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	USD175	167,797
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.38%, 03/01/29(b)(c)	USD200	$192,762
5.75%, 07/15/27(b)	USD117	116,614
5.75%, 07/15/27(b)	USD87	86,664
8.25%, 01/15/30(b)(c)	USD205	209,282
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD335	339,538
Block Financial LLC
2.50%, 07/15/28	USD190	180,594
3.88%, 08/15/30	USD200	193,060
Block Inc., 5.63%, 08/15/30(b)	USD345	350,184
Brink's Co. (The)
4.63%, 10/15/27(b)	USD230	228,471
6.50%, 06/15/29(b)	USD90	92,736
Carriage Services Inc., 4.25%, 05/15/29(b)	USD130	123,114
Champions Financing Inc., 8.75%, 02/15/29(b)(c)	USD180	174,399
Cintas Corp. No. 2
3.70%, 04/01/27	USD345	343,829
4.20%, 05/01/28	USD125	125,524
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	USD455	461,077
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	USD272	262,146
4.88%, 07/01/29(b)	USD275	256,722
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(e)	USD200	199,808
5.00%, 08/06/28(e)	USD200	204,145
CoreCivic Inc.
4.75%, 10/15/27	USD95	94,192
8.25%, 04/15/29	USD160	168,418
CPI CG Inc., 10.00%, 07/15/29(b)	USD93	98,280
Dcli Bidco LLC, 7.75%, 11/15/29(b)	USD145	147,391
Deluxe Corp.
8.00%, 06/01/29(b)	USD150	148,514
8.13%, 09/15/29(b)	USD135	141,554
DP World Crescent Ltd.
3.75%, 01/30/30(e)	USD200	194,393
3.88%, 07/18/29(e)	USD200	195,666
4.85%, 09/26/28(e)	USD400	404,568
Element Fleet Management Corp.
5.04%, 03/25/30(b)	USD180	183,891
5.64%, 03/13/27(b)	USD105	106,886
6.32%, 12/04/28(b)	USD285	300,629
Equifax Inc.
3.10%, 05/15/30	USD150	141,597
4.80%, 09/15/29	USD175	177,585
5.10%, 12/15/27	USD280	284,975
5.10%, 06/01/28	USD220	224,440
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	USD355	357,848
ERAC USA Finance LLC
3.30%, 12/01/26(b)	USD185	183,563
4.60%, 05/01/28(b)	USD365	369,539
5.00%, 02/15/29(b)	USD275	281,974
Experian Finance PLC
2.75%, 03/08/30(b)	USD250	234,995
4.25%, 02/01/29(b)	USD215	215,133
Garda World Security Corp.
4.63%, 02/15/27(b)	USD180	178,591
6.00%, 06/01/29(b)	USD150	146,508
7.75%, 02/15/28(b)	USD135	138,156
Security	Par (000)	Value
Commercial Services (continued)
GEO Group Inc. (The), 8.63%, 04/15/29	USD195	$205,809
Global Payments Inc.
2.15%, 01/15/27	USD260	253,328
2.90%, 05/15/30	USD325	299,858
3.20%, 08/15/29	USD410	387,953
4.45%, 06/01/28	USD135	135,109
4.95%, 08/15/27	USD169	170,609
5.30%, 08/15/29	USD140	142,523
Grand Canyon University, 5.13%, 10/01/28	USD125	123,844
GXO Logistics Inc., 6.25%, 05/06/29	USD220	231,285
Herc Holdings Inc.
5.50%, 07/15/27(b)	USD350	349,965
6.63%, 06/15/29(b)	USD230	237,589
7.00%, 06/15/30(b)	USD490	513,053
Hertz Corp. (The)
4.63%, 12/01/26(b)	USD160	155,441
5.00%, 12/01/29(b)(c)	USD310	211,229
12.63%, 07/15/29(b)	USD380	376,501
HPHT Finance 25 Ltd., 5.00%, 02/21/30(e)	USD200	203,476
Hutama Karya Persero PT, 3.75%, 05/11/30(e)	USD200	194,131
Kaspi.KZ JSC, 6.25%, 03/26/30(e)	USD400	410,877
Korn Ferry, 4.63%, 12/15/27(b)	USD125	124,017
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	USD150	150,768
Matthews International Corp., 8.63%, 10/01/27(b)	USD100	102,948
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)(c)	USD220	217,777
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(e)	USD200	208,503
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	USD150	123,986
Moody's Corp.
3.25%, 01/15/28	USD180	176,929
4.25%, 02/01/29	USD100	100,327
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	USD285	278,637
OT Midco Inc., 10.00%, 02/15/30(b)	USD215	126,144
PayPal Holdings Inc.
2.30%, 06/01/30	USD325	299,514
2.85%, 10/01/29	USD400	381,336
3.90%, 06/01/27	USD270	269,701
4.45%, 03/06/28	USD85	85,843
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	USD115	108,615
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(b)	USD330	321,042
PROG Holdings Inc., 6.00%, 11/15/29(b)	USD175	170,732
PSA Treasury Pte Ltd., 2.25%, 04/30/30(e)	USD200	185,413
Quanta Services Inc.
4.30%, 08/09/28	USD115	115,444
4.75%, 08/09/27	USD110	111,242
RELX Capital Inc.
3.00%, 05/22/30	USD200	189,407
4.00%, 03/18/29	USD280	278,466
4.75%, 03/27/30	USD280	285,518
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	USD200	203,451
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	USD325	333,349
10.88%, 08/01/29(b)	USD170	170,819

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
1.25%, 08/15/30	USD200	$174,609
2.45%, 03/01/27	USD504	494,057
2.50%, 12/01/29	USD175	164,367
2.70%, 03/01/29	USD390	373,412
2.95%, 01/22/27	USD64	63,236
4.25%, 05/01/29	USD435	436,882
4.75%, 08/01/28	USD55	56,030
Service Corp. International/U.S.
3.38%, 08/15/30	USD250	232,336
4.63%, 12/15/27	USD185	184,457
5.13%, 06/01/29	USD225	225,581
7.50%, 04/01/27	USD55	56,919
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(e)	USD200	186,623
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(e)	USD200	192,231
Signal Parent Inc., 6.13%, 04/01/29(b)	USD90	32,149
Sotheby's, 7.38%, 10/15/27(b)	USD255	255,000
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	USD90	85,495
StoneMor Inc., 8.50%, 05/15/29(b)	USD125	123,690
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(b)	USD210	207,916
TriNet Group Inc., 3.50%, 03/01/29(b)	USD165	154,896
Trustees of Dartmouth College, 4.27%, 06/01/30	USD75	75,669
UL Solutions Inc., 6.50%, 10/20/28	USD130	136,905
United Rentals North America Inc.
3.88%, 11/15/27	USD225	222,121
4.00%, 07/15/30	USD220	211,231
4.88%, 01/15/28	USD500	499,537
5.25%, 01/15/30	USD250	251,881
5.50%, 05/15/27	USD150	150,193
6.00%, 12/15/29(b)	USD350	359,283
Upbound Group Inc., 6.38%, 02/15/29(b)	USD170	164,587
Verisk Analytics Inc.
4.13%, 03/15/29	USD105	104,765
4.50%, 08/15/30	USD210	210,758
VM Consolidated Inc., 5.50%, 04/15/29(b)	USD100	98,986
VT Topco Inc., 8.50%, 08/15/30(b)	USD145	150,806
Williams Scotsman Inc.
4.63%, 08/15/28(b)	USD175	172,702
6.63%, 06/15/29(b)	USD150	154,375
6.63%, 04/15/30(b)	USD155	160,355
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(e)	USD200	201,088
Yale University, Series 2020, 1.48%, 04/15/30	USD5	4,491
ZipRecruiter Inc., 5.00%, 01/15/30(b)	USD190	148,565
		30,206,015
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	USD280	280,484
4.05%, 10/04/29	USD385	384,916
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	USD130	131,076
Amdocs Ltd., 2.54%, 06/15/30	USD205	188,212
Apple Inc.
1.20%, 02/08/28	USD925	874,482
1.25%, 08/20/30	USD350	308,955
1.40%, 08/05/28	USD790	741,267
Security	Par (000)	Value
Computers (continued)
1.65%, 05/11/30	USD510	$461,506
2.20%, 09/11/29	USD565	530,738
2.90%, 09/12/27	USD315	309,990
3.00%, 06/20/27	USD595	587,866
3.00%, 11/13/27	USD415	409,590
3.20%, 05/11/27	USD400	396,717
3.25%, 08/08/29	USD325	318,202
3.35%, 02/09/27	USD800	795,580
4.00%, 05/10/28	USD540	542,628
4.00%, 05/12/28	USD300	301,307
4.20%, 05/12/30	USD330	332,897
ASGN Inc., 4.63%, 05/15/28(b)	USD180	176,751
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	USD188	184,487
4.00%, 07/01/29(b)(c)	USD245	239,040
CGI Inc., 4.95%, 03/14/30(b)	USD235	238,469
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	USD170	158,702
Crowdstrike Holdings Inc., 3.00%, 02/15/29	USD240	228,966
Dell Inc., 7.10%, 04/15/28	USD80	85,297
Dell International LLC/EMC Corp.
4.15%, 02/15/29	USD250	249,742
4.35%, 02/01/30	USD230	229,821
4.75%, 04/01/28	USD240	243,358
5.00%, 04/01/30	USD365	373,434
5.25%, 02/01/28	USD412	421,373
5.30%, 10/01/29	USD540	557,434
6.10%, 07/15/27	USD150	154,309
6.20%, 07/15/30	USD225	240,845
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	USD295	313,554
DXC Technology Co., 2.38%, 09/15/28	USD195	184,113
Gartner Inc.
3.63%, 06/15/29(b)	USD215	206,456
4.50%, 07/01/28(b)	USD335	332,251
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	USD125	130,317
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	USD235	234,528
4.15%, 09/15/28	USD225	224,542
4.40%, 09/25/27	USD355	356,315
4.40%, 10/15/30	USD225	223,142
4.55%, 10/15/29	USD685	688,688
5.25%, 07/01/28	USD225	230,999
HP Inc.
3.00%, 06/17/27	USD360	353,354
3.40%, 06/17/30	USD150	143,125
4.00%, 04/15/29	USD370	365,851
4.75%, 01/15/28	USD360	364,317
5.40%, 04/25/30	USD100	103,783
IBM International Capital Pte Ltd.
4.60%, 02/05/27	USD210	211,323
4.60%, 02/05/29	USD180	182,460
International Business Machines Corp.
1.70%, 05/15/27	USD145	140,161
1.95%, 05/15/30	USD415	377,012
2.20%, 02/09/27	USD313	306,044
3.30%, 01/27/27	USD125	123,984
3.50%, 05/15/29	USD950	931,288
4.15%, 07/27/27	USD355	356,570
4.50%, 02/06/28	USD435	439,287
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.65%, 02/10/28	USD250	$253,528
4.80%, 02/10/30	USD305	312,282
6.22%, 08/01/27	USD40	41,465
KBR Inc., 4.75%, 09/30/28(b)	USD75	73,761
Kyndryl Holdings Inc., 2.70%, 10/15/28	USD135	128,826
Leidos Inc., 4.38%, 05/15/30	USD205	204,282
Lenovo Group Ltd., 5.83%, 01/27/28(e)	USD200	206,720
McAfee Corp., 7.38%, 02/15/30(b)	USD620	570,406
NCR Atleos Corp., 9.50%, 04/01/29(b)	USD425	458,851
NCR Voyix Corp.
5.00%, 10/01/28(b)	USD235	233,477
5.13%, 04/15/29(b)	USD119	117,839
NetApp Inc.
2.38%, 06/22/27	USD108	105,035
2.70%, 06/22/30	USD200	185,540
Science Applications International Corp., 4.88%, 04/01/28(b)	USD120	119,004
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	USD149	144,934
5.88%, 07/15/30(b)	USD115	118,188
8.25%, 12/15/29(b)	USD145	154,026
Teledyne FLIR LLC, 2.50%, 08/01/30	USD20	18,426
Virtusa Corp., 7.13%, 12/15/28(b)	USD120	115,117
Western Digital Corp., 2.85%, 02/01/29	USD195	184,820
		22,948,432
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	USD260	257,124
4.20%, 05/01/30	USD135	136,205
4.60%, 03/01/28	USD100	101,689
Conopco Inc., Series E, 7.25%, 12/15/26	USD60	62,120
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	USD155	152,698
6.63%, 07/15/30(b)(c)	USD215	220,695
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	USD160	152,057
5.50%, 06/01/28(b)	USD230	229,806
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	USD210	195,917
2.60%, 04/15/30	USD200	186,785
3.15%, 03/15/27	USD155	153,245
4.38%, 05/15/28	USD225	226,725
Haleon U.S. Capital LLC
3.38%, 03/24/27	USD655	649,213
3.38%, 03/24/29	USD265	258,127
Kenvue Inc.
5.00%, 03/22/30	USD325	333,377
5.05%, 03/22/28	USD395	403,192
Perrigo Finance Unlimited Co., 4.90%, 06/15/30	USD220	215,348
Prestige Brands Inc., 5.13%, 01/15/28(b)	USD125	124,584
Procter & Gamble Co. (The)
1.90%, 02/01/27	USD245	239,485
2.45%, 11/03/26	USD120	118,416
2.80%, 03/25/27	USD335	330,645
2.85%, 08/11/27	USD275	270,829
3.00%, 03/25/30	USD625	600,534
3.95%, 01/26/28	USD285	286,427
4.05%, 05/01/30	USD230	231,051
4.15%, 10/24/29	USD145	146,761
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.35%, 01/29/29	USD205	$208,405
Unilever Capital Corp.
2.13%, 09/06/29	USD240	224,372
2.90%, 05/05/27	USD390	384,989
3.50%, 03/22/28	USD415	411,780
4.25%, 08/12/27	USD145	146,041
4.88%, 09/08/28	USD235	241,238
		7,899,880
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(b)	USD110	104,948
4.00%, 01/15/28(b)	USD125	123,152
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD185	179,794
Ferguson Finance PLC
3.25%, 06/02/30(b)	USD200	190,698
4.50%, 10/24/28(b)	USD210	211,203
Gates Corp./DE, 6.88%, 07/01/29(b)	USD170	176,428
LKQ Corp., 5.75%, 06/15/28	USD200	206,563
Mitsubishi Corp.
5.00%, 07/05/28(b)	USD400	409,110
5.00%, 07/02/29(b)	USD220	226,068
Mitsui & Co. Ltd., 4.40%, 09/12/29(e)	USD200	200,838
RB Global Holdings Inc., 6.75%, 03/15/28(b)	USD190	194,164
Resideo Funding Inc., 4.00%, 09/01/29(b)	USD103	98,663
Sumitomo Corp., 5.05%, 07/03/29(e)	USD200	204,722
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	USD160	156,959
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	USD240	253,307
		2,936,617
Diversified Financial Services — 1.8%
Aberdeen Group PLC, 4.25%, 06/30/28(e)	USD200	197,323
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	USD1,140	1,100,538
3.65%, 07/21/27	USD400	396,354
3.88%, 01/23/28	USD235	233,257
4.38%, 11/15/30	USD150	149,230
4.63%, 10/15/27	USD140	141,004
4.63%, 09/10/29	USD370	372,927
4.88%, 04/01/28	USD215	218,266
5.10%, 01/19/29	USD210	214,844
5.75%, 06/06/28	USD280	289,808
6.10%, 01/15/27	USD155	158,159
6.15%, 09/30/30	USD250	267,657
6.45%, 04/15/27	USD415	427,120
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	USD200	210,524
Affiliated Managers Group Inc., 3.30%, 06/15/30	USD105	99,842
AG Issuer LLC, 6.25%, 03/01/28(b)	USD175	175,067
Air Lease Corp.
2.10%, 09/01/28	USD205	192,074
2.20%, 01/15/27	USD242	235,891
3.00%, 02/01/30	USD265	247,107
3.25%, 10/01/29	USD235	223,457
3.63%, 04/01/27	USD190	188,085
3.63%, 12/01/27	USD35	34,455

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 10/01/28	USD80	$80,218
5.10%, 03/01/29	USD160	162,304
5.30%, 02/01/28	USD325	330,281
5.85%, 12/15/27	USD300	308,369
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	USD225	229,645
Aircastle Ltd.
2.85%, 01/26/28(b)	USD320	308,979
5.95%, 02/15/29(b)	USD150	156,144
6.50%, 07/18/28(b)	USD205	215,243
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	USD250	251,932
5.25%, 03/15/30(b)	USD150	153,050
Ally Financial Inc.
2.20%, 11/02/28	USD265	247,368
4.75%, 06/09/27	USD350	352,107
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	USD135	137,340
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	USD235	239,648
6.85%, 01/03/30, (1-day SOFR + 2.28%)(a)	USD180	189,909
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	USD275	288,969
7.10%, 11/15/27	USD340	356,723
American Express Co.
1.65%, 11/04/26	USD393	384,457
2.55%, 03/04/27	USD565	554,931
3.30%, 05/03/27	USD540	535,006
4.05%, 05/03/29	USD370	371,231
4.35%, 07/20/29, (1-day SOFR + 0.81%)(a)	USD475	477,868
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	USD525	532,909
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	USD450	463,136
5.04%, 07/26/28, (1-day SOFR + 0.93%)(a)	USD380	385,982
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	USD455	468,921
5.10%, 02/16/28, (1-day SOFR + 1.00%)(a)	USD580	587,235
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	USD520	535,856
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(a)	USD395	412,330
5.85%, 11/05/27	USD504	521,933
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	USD50	54,711
American Express Credit Corp., 3.30%, 05/03/27	USD210	208,059
Ameriprise Financial Inc., 5.70%, 12/15/28	USD185	193,457
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	USD40	37,984
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	USD115	108,363
Ares Management Corp., 6.38%, 11/10/28	USD155	163,402
Aretec Group Inc.
7.50%, 04/01/29(b)	USD125	125,795
10.00%, 08/15/30(b)	USD200	217,497
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)(c)	USD120	116,615
Security	Par (000)	Value
Diversified Financial Services (continued)
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/30(b)	USD250	$261,898
Aviation Capital Group LLC
3.50%, 11/01/27(b)	USD250	245,380
4.75%, 04/14/27(b)	USD90	90,371
4.80%, 10/24/30(b)	USD260	259,765
5.13%, 04/10/30(b)	USD150	152,284
5.38%, 07/15/29(b)	USD160	163,775
6.25%, 04/15/28(b)	USD260	270,383
6.38%, 07/15/30(b)	USD150	160,042
6.75%, 10/25/28(b)	USD145	153,805
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	USD310	298,778
2.75%, 02/21/28(b)	USD120	115,352
3.25%, 02/15/27(b)	USD282	277,735
4.95%, 01/15/28(b)	USD170	171,610
5.15%, 01/15/30(b)	USD195	197,980
5.38%, 05/30/30(b)	USD250	255,742
5.75%, 03/01/29(b)	USD380	392,524
5.75%, 11/15/29(b)	USD315	326,543
6.38%, 05/04/28(b)	USD305	317,685
Azorra Finance Ltd.
7.25%, 01/15/31(b)	USD70	73,351
7.75%, 04/15/30(b)	USD170	179,337
Banco BTG Pactual SA
5.75%, 01/22/30(e)	USD200	204,147
6.25%, 04/08/29(e)	USD200	207,080
BGC Group Inc.
6.15%, 04/02/30	USD175	180,719
6.60%, 06/10/29	USD205	213,396
8.00%, 05/25/28	USD150	160,217
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	USD190	177,746
2.50%, 01/10/30(b)	USD150	139,718
3.15%, 10/02/27(b)	USD202	198,419
5.90%, 11/03/27(b)	USD195	201,403
BOC Aviation Ltd.
3.00%, 09/11/29(b)	USD200	191,284
3.50%, 09/18/27(e)	USD400	395,331
BOC Aviation USA Corp.
4.75%, 01/14/28(e)	USD200	202,489
5.00%, 01/17/29(e)	USD200	204,411
5.25%, 01/14/30(e)	USD200	207,649
5.75%, 11/09/28(e)	USD200	208,887
Bocom Leasing Management Hong Kong Co. Ltd.
4.93%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(e)	USD200	200,125
5.00%, 06/26/27(e)	USD200	202,470
5.05%, 03/07/30, (1-day SOFR Index + 0.77%)(a)(e)	USD200	200,517
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	USD100	102,085
9.75%, 03/15/29(b)	USD330	352,211
Brookfield Finance Inc.
3.90%, 01/25/28	USD400	397,129
4.35%, 04/15/30	USD240	240,113
4.85%, 03/29/29	USD310	314,988
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	USD150	$149,386
6.88%, 04/15/30(b)	USD150	149,220
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	USD217	216,199
7.20%, 12/12/28(b)	USD275	292,507
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.86%)(a)	USD492	480,339
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	USD375	361,641
3.65%, 05/11/27	USD275	272,999
3.75%, 03/09/27	USD200	199,034
3.80%, 01/31/28	USD525	521,216
4.10%, 02/09/27	USD305	304,479
4.49%, 09/11/31, (1-day SOFR + 1.25%)(a)	USD415	411,872
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	USD637	642,816
5.25%, 07/26/30, (1-day SOFR + 2.60%)(a)	USD270	277,381
5.46%, 07/26/30, (1-day SOFR +1 0.56%)(a)	USD290	300,063
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	USD345	353,309
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	USD280	290,762
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	USD550	576,471
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	USD500	563,920
Cboe Global Markets Inc., 3.65%, 01/12/27	USD165	164,244
CDBL FUNDING 1 Co. GUAR REGS 05/30 4.75, 4.75%, 05/27/30(e)	USD200	203,269
Charles Schwab Corp. (The)
2.00%, 03/20/28	USD325	311,040
2.45%, 03/03/27	USD519	508,558
2.75%, 10/01/29	USD60	57,068
3.20%, 03/02/27	USD260	257,232
3.20%, 01/25/28	USD95	93,386
3.25%, 05/22/29	USD220	213,611
3.30%, 04/01/27	USD265	262,573
4.00%, 02/01/29	USD175	175,309
4.63%, 03/22/30	USD235	239,612
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	USD585	606,886
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	USD310	328,242
China Cinda 2020 I Management Ltd.
2.50%, 01/20/28(e)	USD200	192,390
3.00%, 03/18/27(e)	USD200	196,489
3.25%, 01/28/27(e)	USD400	394,889
5.38%, 07/23/27(e)	USD200	202,973
5.75%, 05/28/29(e)	USD200	208,157
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(e)	USD400	400,520
4.75%, 02/08/28(e)	USD600	605,678
4.75%, 02/21/29(e)	USD200	202,089
China Great Wall International Holdings V Ltd.
2.38%, 08/18/30(e)	USD200	181,264
Security	Par (000)	Value
Diversified Financial Services (continued)
2.88%, 11/23/26(e)	USD200	$196,804
China Great Wall International Holdings VI Ltd., 5.25%, 04/23/28(e)	USD200	203,565
CI Financial Corp., 7.50%, 05/30/29(b)	USD230	244,454
CICC Hong Kong Finance 2016 MTN Ltd., 5.05%, 01/18/27, (1-day SOFR Index + 0.95%)(a)(e)	USD200	200,930
Citadel Finance LLC, 5.90%, 02/10/30(b)	USD250	252,516
Citadel LP
4.88%, 01/15/27(b)	USD80	79,953
6.00%, 01/23/30(b)	USD200	207,529
Citadel Securities Global Holdings LLC, 5.50%, 06/18/30(b)	USD250	255,952
Clifford Capital Credit Solutions Pte Ltd., 4.78%, 01/14/30(e)	USD200	206,303
CMB International Leasing Management Ltd., 2.75%, 08/12/30(e)	USD200	186,945
CME Group Inc.
3.75%, 06/15/28	USD160	159,594
4.40%, 03/15/30	USD265	267,986
Coastal Emerald Ltd.
4.60%, 04/16/28(e)	USD200	200,886
6.50%, (3-year CMT + 4.78%)(a)(e)(g)	USD200	206,500
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	USD115	97,464
12.25%, 11/01/29(b)(c)	USD60	60,345
Coinbase Global Inc., 3.38%, 10/01/28(b)	USD335	319,307
Credit Acceptance Corp.
6.63%, 03/15/30(b)	USD135	134,786
9.25%, 12/15/28(b)	USD210	220,219
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	USD270	272,633
CSCIF Hong Kong Ltd., 4.90%, 05/31/27, (1-day SOFR Index + 0.67%)(a)(e)	USD200	200,194
CSI MTN Ltd.
4.70%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(e)	USD400	400,133
4.82%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(e)	USD400	401,062
Eaton Vance Corp., 3.50%, 04/06/27	USD290	287,637
Enact Holdings Inc., 6.25%, 05/28/29	USD200	209,334
Encore Capital Group Inc.
8.50%, 05/15/30(b)	USD150	157,950
9.25%, 04/01/29(b)	USD150	158,161
Enova International Inc.
9.13%, 08/01/29(b)	USD160	167,703
11.25%, 12/15/28(b)	USD120	127,390
Equitable America Global Funding
3.95%, 09/15/27(b)	USD25	24,962
4.65%, 06/09/28(b)	USD225	227,337
4.95%, 06/09/30(b)	USD450	458,773
Far East Horizon Ltd.
5.88%, 03/05/28(e)	USD200	203,052
6.63%, 04/16/27(e)	USD400	409,345
Finance of America Funding LLC, 8.88%, 11/30/27(b)	USD63	57,214
FMR LLC, 7.57%, 06/15/29(b)	USD215	239,241
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	USD355	372,823
GGAM Finance Ltd.
5.88%, 03/15/30(b)	USD100	101,587

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.88%, 04/15/29(b)	USD150	$155,625
8.00%, 02/15/27(b)	USD210	215,057
8.00%, 06/15/28(b)	USD205	217,632
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	USD340	349,576
goeasy Ltd.
6.88%, 05/15/30(b)	USD115	113,088
7.63%, 07/01/29(b)	USD210	211,755
9.25%, 12/01/28(b)	USD245	253,881
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(b)	USD140	77,397
Hightower Holding LLC
6.75%, 04/15/29(b)(c)	USD100	100,146
9.13%, 01/31/30(b)	USD120	128,594
Hyundai Card Co. Ltd., 5.75%, 04/24/29(e)	USD200	207,847
ICBCIL Finance Co. Ltd.
2.25%, 11/02/26(e)	USD200	196,155
2.70%, 01/27/27(e)	USD200	196,222
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(e)	USD400	400,642
Intercontinental Exchange Inc.
2.10%, 06/15/30	USD400	364,850
3.10%, 09/15/27	USD25	24,624
3.63%, 09/01/28	USD315	311,621
3.75%, 09/21/28	USD120	119,115
4.00%, 09/15/27	USD695	695,947
4.35%, 06/15/29	USD400	403,377
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(b)	USD175	170,487
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	USD335	317,263
Jefferies Financial Group Inc.
4.15%, 01/23/30	USD330	322,737
4.85%, 01/15/27	USD230	230,732
5.88%, 07/21/28	USD405	418,680
6.45%, 06/08/27	USD147	151,097
Jefferson Capital Holdings LLC
8.25%, 05/15/30(b)	USD145	150,292
9.50%, 02/15/29(b)	USD125	131,839
JIC Zhixin Ltd., 3.50%, 11/24/27(e)	USD200	197,736
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(e)	USD400	385,453
5.50%, 02/01/27(e)	USD200	202,116
5.75%, 06/06/29(e)	USD400	415,279
KB Securities Co. Ltd., 2.13%, 11/01/26(e)	USD200	195,741
Korea Ocean Business Corp.
4.63%, 05/09/30(e)	USD200	203,812
5.25%, 05/02/29(e)	USD200	207,197
Lazard Group LLC
4.38%, 03/11/29	USD130	129,825
4.50%, 09/19/28	USD235	236,128
LD Holdings Group LLC
6.13%, 04/01/28(b)	USD145	135,330
8.75%, 11/01/27(b)	USD124	122,260
LFS Topco LLC, 8.75%, 07/15/30(b)	USD130	127,315
LPL Holdings Inc.
4.00%, 03/15/29(b)	USD280	273,827
4.63%, 11/15/27(b)	USD290	289,552
4.90%, 04/03/28	USD25	25,288
5.15%, 06/15/30	USD130	132,447
5.20%, 03/15/30	USD230	234,922
5.70%, 05/20/27	USD175	178,375
Security	Par (000)	Value
Diversified Financial Services (continued)
6.75%, 11/17/28	USD275	$292,930
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	USD210	212,084
LSEGA Financing PLC, 2.00%, 04/06/28(b)	USD355	337,595
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	USD130	131,452
5.20%, 03/27/28(b)	USD245	248,776
6.40%, 03/26/29(b)	USD195	204,946
Marex Group PLC
5.83%, 05/08/28	USD150	151,809
6.40%, 11/04/29	USD180	184,993
Mastercard Inc.
2.95%, 11/21/26	USD85	84,271
2.95%, 06/01/29	USD335	323,839
3.30%, 03/26/27	USD345	342,502
3.35%, 03/26/30	USD480	467,407
3.50%, 02/26/28	USD65	64,525
4.10%, 01/15/28	USD230	231,216
4.55%, 03/15/28	USD90	91,445
4.88%, 03/09/28	USD410	418,820
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	USD130	122,889
6.50%, 05/01/28(b)	USD305	299,546
Mirae Asset Securities Co. Ltd.
5.25%, 03/06/28(e)	USD200	203,332
5.88%, 01/26/27(e)	USD200	203,389
6.00%, 01/26/29(e)	USD200	208,665
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(b)	USD200	195,135
5.08%, 09/15/27(b)	USD215	217,821
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	USD200	204,826
5.81%, 09/12/28(b)	USD215	223,192
Muthoot Finance Ltd.
6.38%, 04/23/29(e)	USD200	203,032
6.38%, 03/02/30(e)	USD400	406,005
7.13%, 02/14/28(e)	USD200	204,523
Nasdaq Inc., 5.35%, 06/28/28	USD372	383,625
Navient Corp.
4.88%, 03/15/28	USD175	171,212
5.00%, 03/15/27	USD220	218,759
5.50%, 03/15/29(c)	USD225	220,770
9.38%, 07/25/30	USD125	137,395
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	USD185	184,519
NH Investment & Securities Co. Ltd., 4.75%, 07/10/30(e)	USD200	202,366
Nomura Holdings Inc.
2.17%, 07/14/28	USD350	331,225
2.33%, 01/22/27	USD375	366,544
2.68%, 07/16/30	USD305	280,632
2.71%, 01/22/29	USD200	190,320
3.10%, 01/16/30	USD545	515,799
4.90%, 07/01/30	USD205	207,792
5.39%, 07/06/27	USD200	203,561
5.59%, 07/02/27	USD160	163,387
5.61%, 07/06/29	USD200	208,120
5.84%, 01/18/28	USD215	221,985
6.07%, 07/12/28	USD210	219,430
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nuveen LLC
4.00%, 11/01/28(b)	USD255	$254,225
5.55%, 01/15/30(b)	USD160	166,824
OneMain Finance Corp.
3.50%, 01/15/27	USD255	250,835
3.88%, 09/15/28	USD180	173,737
4.00%, 09/15/30	USD240	223,162
5.38%, 11/15/29	USD215	213,246
6.13%, 05/15/30	USD220	222,554
6.63%, 01/15/28	USD235	240,572
6.63%, 05/15/29	USD245	252,164
7.88%, 03/15/30	USD215	226,484
ORIX Corp.
3.70%, 07/18/27	USD125	124,068
4.45%, 09/09/30	USD105	104,951
4.65%, 09/10/29	USD220	222,949
5.00%, 09/13/27	USD325	330,069
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(b)	USD135	134,080
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	USD200	194,269
7.88%, 12/15/29(b)	USD220	233,759
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	USD150	150,528
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)	USD175	184,417
Pioneer Reward Ltd., 5.13%, 11/29/26, (1-day SOFR Index + 0.90%)(a)(e)	USD200	200,536
Planet Financial Group LLC, 10.50%, 12/15/29(b)	USD150	155,953
Power Finance Corp. Ltd.
3.90%, 09/16/29(e)	USD200	195,342
3.95%, 04/23/30(e)	USD200	194,842
4.50%, 06/18/29(e)	USD200	199,593
6.15%, 12/06/28(e)	USD200	209,641
PRA Group Inc.
5.00%, 10/01/29(b)(c)	USD130	118,266
8.38%, 02/01/28(b)	USD126	127,853
8.88%, 01/31/30(b)	USD165	167,640
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	USD160	168,508
Radian Group Inc.
4.88%, 03/15/27	USD261	261,703
6.20%, 05/15/29	USD160	167,288
Raymond James Financial Inc., 4.65%, 04/01/30	USD155	157,872
REC Ltd.
2.75%, 01/13/27(e)	USD200	196,054
3.88%, 07/07/27(e)	USD400	396,168
4.75%, 09/27/29(e)	USD200	201,932
Rfna LP, 7.88%, 02/15/30(b)	USD150	149,274
Rocket Companies Inc.
6.13%, 08/01/30(b)	USD590	608,967
6.50%, 08/01/29(b)	USD225	233,351
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29(b)	USD225	216,151
Shinhan Card Co. Ltd., 2.50%, 01/27/27(e)	USD200	195,553
Shriram Finance Ltd.
6.15%, 04/03/28(e)	USD200	204,901
6.63%, 04/22/27(e)	USD200	204,451
Security	Par (000)	Value
Diversified Financial Services (continued)
SLM Corp.
3.13%, 11/02/26	USD175	$171,951
6.50%, 01/31/30	USD150	155,568
Soar Wise Ltd.
4.63%, 08/27/27(e)	USD200	199,093
4.96%, 03/28/30, (1-day SOFR Index + 0.83%)(a)(e)	USD200	197,093
SRC Sukuk Ltd., 5.00%, 02/27/28(e)	USD200	202,960
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	USD200	200,875
5.40%, 09/15/30(b)	USD200	201,288
Stifel Financial Corp., 4.00%, 05/15/30	USD120	117,381
Sumitomo Mitsui Finance & Leasing Co. Ltd.
5.11%, 01/23/29(e)	USD200	203,969
5.24%, 05/01/30(e)	USD200	205,974
Synchrony Financial
3.95%, 12/01/27	USD250	247,907
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)	USD145	145,966
5.15%, 03/19/29	USD195	197,796
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	USD240	244,010
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	USD235	242,926
Tata Capital Ltd., 5.39%, 07/21/28(e)	USD200	203,889
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	USD110	115,914
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	USD205	201,846
5.75%, 06/15/27(b)	USD175	175,231
USAA Capital Corp.
2.13%, 05/01/30(b)	USD150	137,852
5.25%, 06/01/27(b)	USD150	153,023
UWM Holdings LLC, 6.63%, 02/01/30(b)	USD225	229,406
Visa Inc.
0.75%, 08/15/27	USD240	227,951
1.90%, 04/15/27	USD520	506,285
2.05%, 04/15/30	USD450	414,899
2.75%, 09/15/27	USD70	68,727
Voya Financial Inc., 4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	USD70	66,978
XP Inc., 6.75%, 07/02/29(e)	USD200	204,669
		82,966,878
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(e)	USD200	190,178
4.38%, 01/24/29(e)	USD200	201,824
4.88%, 04/23/30(e)	USD200	206,055
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)	USD200	187,867
AEP Texas Inc.
3.95%, 06/01/28	USD40	39,774
5.45%, 05/15/29	USD210	217,969
Series I, 2.10%, 07/01/30	USD155	140,497
AES Andes SA
6.30%, 03/15/29(e)	USD200	207,242
8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(e)	USD200	209,341
AES Corp. (The)
3.95%, 07/15/30(b)	USD200	193,756
5.45%, 06/01/28	USD380	386,539

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.95%, 07/15/55, (5-year CMT + 2.89%)(a)	USD145	$140,850
7.60%, 01/15/55, (5-year CMT + 3.20%)(a)	USD285	290,264
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(e)	USD376	351,361
AL Jawaher Assets Co. Spc, 4.66%, 10/29/30(b)	USD200	199,471
Alabama Power Co.
3.75%, 09/01/27	USD530	528,343
Series 20-A, 1.45%, 09/15/30	USD300	264,165
Alexander Funding Trust II, 7.47%, 07/31/28(b)	USD225	239,631
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(a)	USD260	254,885
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	USD145	143,992
5.40%, 06/06/27(b)	USD220	222,541
5.95%, 03/30/29(b)	USD160	167,254
Ameren Corp.
1.75%, 03/15/28	USD35	33,074
1.95%, 03/15/27	USD225	218,527
5.00%, 01/15/29	USD180	184,238
5.70%, 12/01/26	USD215	218,152
American Electric Power Co. Inc.
2.30%, 03/01/30	USD130	119,348
3.20%, 11/13/27	USD90	88,374
3.88%, 02/15/62, (5-year CMT + 2.68%)(a)	USD239	232,453
5.20%, 01/15/29	USD330	340,296
5.75%, 11/01/27	USD495	509,868
7.05%, 12/15/54, (5-year CMT + 2.75%)(a)	USD105	110,278
Series J, 4.30%, 12/01/28	USD150	150,672
Arizona Public Service Co.
2.60%, 08/15/29	USD150	141,314
2.95%, 09/15/27	USD25	24,558
Atlantic City Electric Co., 4.00%, 10/15/28	USD40	40,026
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	USD125	120,816
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	USD15	15,021
Avangrid Inc., 3.80%, 06/01/29	USD260	255,753
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(b)	USD200	197,085
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	USD180	176,786
3.70%, 07/15/30	USD325	318,687
Black Hills Corp.
2.50%, 06/15/30	USD100	92,108
3.05%, 10/15/29	USD130	123,704
3.15%, 01/15/27	USD100	98,788
5.95%, 03/15/28	USD215	222,578
Calpine Corp.
4.50%, 02/15/28(b)	USD380	378,834
4.63%, 02/01/29(b)	USD225	223,520
5.13%, 03/15/28(b)	USD420	419,987
Capital Power U.S. Holdings Inc., 5.26%, 06/01/28(b)	USD205	208,720
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(e)	USD200	197,503
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	USD150	$153,459
5.20%, 10/01/28	USD210	216,416
CenterPoint Energy Inc.
2.95%, 03/01/30	USD105	99,476
5.40%, 06/01/29	USD220	227,787
6.70%, 05/15/55, (5-year CMT + 2.59%)(a)	USD150	155,068
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(a)	USD100	104,898
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(e)	USD200	193,539
Central International Development BVI Ltd., 5.10%, 08/19/27(e)	USD200	201,685
CGNPC International Ltd., 3.75%, 12/11/27(e)	USD400	397,080
Chile Electricity PEC SpA, 0.00%, 01/25/28(e)(i)	USD181	163,217
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 5.30%, (3-year CMT + 3.78%)(a)(e)(g)	USD200	203,580
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(e)	USD400	397,110
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	USD280	278,343
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	USD385	378,756
CLP Power HK Finance Ltd., 5.45%, , (5-year CMT + 1.01%)(a)(e)(g)	USD200	208,522
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(e)	USD200	183,818
3.38%, 10/26/27(e)	USD200	197,751
CMS Energy Corp.
3.45%, 08/15/27	USD115	113,607
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	USD100	98,380
Comision Federal de Electricidad
4.69%, 05/15/29(e)	USD400	395,956
4.75%, 02/23/27(e)	USD200	200,496
5.70%, 01/24/30(e)	USD200	202,371
Commonwealth Edison Co., 3.70%, 08/15/28	USD215	213,754
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	USD130	132,277
4.95%, 01/15/30	USD165	169,603
Series A, 3.20%, 03/15/27	USD185	183,075
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	USD150	145,334
Series B, 3.13%, 11/15/27	USD205	201,410
Series D, 4.00%, 12/01/28	USD125	125,047
Constellation Energy Generation LLC, 5.60%, 03/01/28	USD260	268,698
Consumers Energy Co.
3.80%, 11/15/28	USD105	104,472
4.60%, 05/30/29	USD255	259,161
4.65%, 03/01/28	USD220	222,977
4.70%, 01/15/30	USD190	194,086
4.90%, 02/15/29	USD180	184,682
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	USD160	164,800
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	USD145	$144,383
Dominion Energy Inc.
4.25%, 06/01/28	USD250	250,653
4.60%, 05/15/28	USD280	282,945
5.00%, 06/15/30	USD270	277,148
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(a)	USD250	262,731
Series B, 3.60%, 03/15/27	USD50	49,652
Series C, 3.38%, 04/01/30	USD475	456,477
DPL LLC, 4.35%, 04/15/29	USD125	122,581
DTE Electric Co.
2.25%, 03/01/30	USD150	138,920
4.25%, 05/14/27	USD25	25,152
4.85%, 12/01/26	USD185	186,916
Series A, 1.90%, 04/01/28	USD45	42,852
DTE Energy Co.
2.95%, 03/01/30	USD100	94,341
4.88%, 06/01/28	USD465	473,033
4.95%, 07/01/27	USD275	278,360
5.10%, 03/01/29	USD305	312,694
5.20%, 04/01/30	USD315	324,869
Series C, 3.40%, 06/15/29	USD190	184,133
Duke Energy Carolinas LLC
2.45%, 08/15/29	USD105	99,035
2.45%, 02/01/30	USD165	154,252
2.95%, 12/01/26	USD140	138,609
3.95%, 11/15/28	USD155	155,120
4.85%, 03/15/30	USD160	164,443
Series A, 6.00%, 12/01/28	USD30	31,594
Duke Energy Corp.
2.45%, 06/01/30	USD270	249,341
3.15%, 08/15/27	USD55	54,137
3.25%, 01/15/82, (5-year CMT + 2.32%)(a)	USD189	182,160
3.40%, 06/15/29	USD170	165,463
4.30%, 03/15/28	USD525	526,723
4.85%, 01/05/27	USD125	126,115
4.85%, 01/05/29	USD140	142,620
5.00%, 12/08/27	USD430	437,339
Duke Energy Florida LLC
1.75%, 06/15/30	USD160	143,834
2.50%, 12/01/29	USD235	221,445
3.20%, 01/15/27	USD240	238,066
3.80%, 07/15/28	USD170	169,583
Duke Energy Ohio Inc., 3.65%, 02/01/29	USD235	232,365
Duke Energy Progress LLC
3.45%, 03/15/29	USD210	206,370
3.70%, 09/01/28	USD45	44,717
4.35%, 03/06/27	USD45	45,266
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	USD45	44,254
Edison International
4.13%, 03/15/28	USD120	117,893
5.25%, 11/15/28	USD220	221,443
5.45%, 06/15/29	USD170	171,803
5.75%, 06/15/27	USD25	25,292
6.25%, 03/15/30	USD180	186,765
6.95%, 11/15/29(c)	USD225	238,937
7.88%, 06/15/54, (5-year CMT + 3.66%)(a)	USD110	113,317
Security	Par (000)	Value
Electric (continued)
8.13%, 06/15/53, (5-year CMT + 3.86%)(a)	USD180	$185,894
EDP Finance BV, 1.71%, 01/24/28(b)	USD235	222,159
Electricite de France SA
4.50%, 09/21/28(b)	USD580	582,794
5.65%, 04/22/29(b)	USD570	592,688
5.70%, 05/23/28(b)	USD710	732,941
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(e)	USD400	378,259
Enel Chile SA, 4.88%, 06/12/28	USD435	442,052
Enel Finance International NV
2.13%, 07/12/28(b)	USD215	203,447
3.50%, 04/06/28(b)	USD315	309,693
3.63%, 05/25/27(b)	USD260	257,801
4.13%, 09/30/28(b)	USD200	199,468
4.38%, 09/30/30(b)	USD450	447,265
4.63%, 06/15/27(b)	USD250	251,752
4.88%, 06/14/29(b)	USD220	226,526
5.13%, 06/26/29(b)	USD395	404,818
Engie Energia Chile SA, 3.40%, 01/28/30(e)	USD200	188,163
Engie SA, 5.25%, 04/10/29(b)	USD285	293,702
Entergy Arkansas LLC, 4.00%, 06/01/28	USD55	55,044
Entergy Corp.
1.90%, 06/15/28	USD200	188,997
2.80%, 06/15/30	USD150	140,065
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	USD320	336,298
Entergy Louisiana LLC
3.12%, 09/01/27	USD160	157,633
3.25%, 04/01/28	USD50	49,210
Entergy Texas Inc., 4.00%, 03/30/29	USD35	34,886
Eskom Holdings
4.31%, 07/23/27(e)	USD200	197,801
6.35%, 08/10/28(e)	USD200	206,144
8.45%, 08/10/28(e)	USD200	214,478
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.14%)(a)	USD150	157,694
Evergy Inc.
2.90%, 09/15/29	USD220	209,048
6.65%, 06/01/55, (5-year CMT + 2.56%)(a)	USD75	77,146
Evergy Kansas Central Inc.
3.10%, 04/01/27	USD5	4,936
4.70%, 03/13/28	USD120	121,201
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(c)	USD175	161,164
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	USD255	259,214
Eversource Energy
2.90%, 03/01/27	USD213	209,450
4.45%, 12/15/30	USD100	99,646
4.60%, 07/01/27	USD215	216,166
5.00%, 01/01/27	USD135	136,169
5.45%, 03/01/28	USD700	717,786
5.95%, 02/01/29	USD280	293,158
Series M, 3.30%, 01/15/28	USD10	9,809
Series O, 4.25%, 04/01/29	USD210	209,625
Series R, 1.65%, 08/15/30	USD200	175,995
Exelon Corp.
2.75%, 03/15/27	USD315	309,264
4.05%, 04/15/30	USD405	401,302

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 03/15/28	USD275	$281,341
5.15%, 03/15/29	USD215	221,111
Fells Point Funding Trust, 3.05%, 01/31/27(b)	USD152	149,724
FirstEnergy Corp.
2.65%, 03/01/30	USD235	218,129
Series B, 3.90%, 07/15/27	USD517	513,722
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	USD70	68,484
3.60%, 06/01/29(b)	USD5	4,891
4.30%, 01/15/29(b)	USD175	175,047
5.20%, 04/01/28(b)	USD75	76,576
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	USD150	144,792
4.55%, 01/15/30	USD130	130,807
Florida Power & Light Co.
4.40%, 05/15/28	USD195	197,037
4.63%, 05/15/30	USD200	204,004
5.05%, 04/01/28	USD535	548,540
5.15%, 06/15/29	USD245	254,470
Series A, 3.30%, 05/30/27	USD63	62,413
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(e)	USD200	195,416
Georgia Power Co.
3.25%, 03/30/27	USD40	39,618
4.00%, 10/01/28	USD150	149,892
4.55%, 03/15/30	USD220	223,892
4.65%, 05/16/28	USD230	233,423
5.00%, 02/23/27	USD55	55,732
Series B, 2.65%, 09/15/29	USD260	246,771
Hengjian International Investment Ltd., 4.25%, 06/17/28(e)	USD200	201,045
Hongkong Electric Finance Ltd., 2.25%, 06/09/30(e)	USD200	183,737
Indiana Michigan Power Co., 3.85%, 05/15/28	USD100	99,550
Interstate Power and Light Co.
2.30%, 06/01/30	USD35	31,998
3.60%, 04/01/29	USD175	171,483
4.10%, 09/26/28	USD265	264,407
Investment Energy Resources Ltd., 6.25%, 04/26/29(e)	USD200	198,994
IPALCO Enterprises Inc., 4.25%, 05/01/30	USD165	161,476
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	USD400	395,806
ITC Holdings Corp.
2.95%, 05/14/30(b)	USD200	187,751
3.35%, 11/15/27	USD20	19,706
4.95%, 09/22/27(b)	USD555	562,012
JERA Co. Inc., 3.67%, 04/14/27(e)	USD200	198,130
Jersey Central Power & Light Co., 4.15%, 01/15/29(b)	USD145	144,640
Kansai Electric Power Co. Inc. (The), 5.04%, 02/26/30(e)	USD200	205,008
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	USD130	124,015
Liberty Utilities Co., 5.58%, 01/31/29(b)	USD110	113,489
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(e)	USD200	197,402
Mazoon Assets Co. SAOC
5.20%, 11/08/27(e)	USD200	202,621
5.50%, 02/14/29(e)	USD200	205,548
Security	Par (000)	Value
Electric (continued)
MidAmerican Energy Co.
3.10%, 05/01/27	USD135	$133,506
3.65%, 04/15/29	USD325	321,310
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	USD45	44,971
Minejesa Capital BV, 4.63%, 08/10/30(e)	USD288	286,481
Monongahela Power Co., 3.55%, 05/15/27(b)	USD180	178,527
MVM Energetika Zrt, 7.50%, 06/09/28(e)	USD200	212,195
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	USD185	178,136
3.92%, 08/01/28(b)	USD10	9,951
National Central Cooling Co. PJSC
2.50%, 10/21/27(e)	USD200	192,633
5.28%, 03/05/30(e)	USD200	205,897
National Grid PLC, 5.60%, 06/12/28	USD225	232,769
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	USD150	139,825
3.05%, 04/25/27	USD125	123,346
3.40%, 02/07/28	USD300	295,965
3.70%, 03/15/29	USD160	157,937
3.90%, 11/01/28	USD100	99,516
4.12%, 09/16/27	USD95	95,160
4.75%, 02/07/28	USD90	91,261
4.80%, 02/05/27	USD160	161,387
4.80%, 03/15/28	USD190	193,068
4.85%, 02/07/29	USD170	173,853
4.95%, 02/07/30	USD155	159,487
5.05%, 09/15/28	USD195	199,877
5.10%, 05/06/27	USD75	76,151
5.15%, 06/15/29	USD145	150,131
5.60%, 11/13/26	USD110	111,698
7.13%, 09/15/53, (5-year CMT + 3.53%)(a)	USD60	63,017
Series D, 4.15%, 08/25/28	USD150	150,267
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.94%)(a)	USD50	51,050
Series CC, 3.70%, 05/01/29	USD210	206,613
Series DD, 2.40%, 05/01/30	USD125	116,092
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	USD100	98,848
5.65%, 08/15/28(b)	USD57	59,207
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	USD468	456,254
1.90%, 06/15/28	USD470	445,338
2.25%, 06/01/30	USD605	554,321
2.75%, 11/01/29	USD285	270,138
3.50%, 04/01/29	USD225	220,264
3.55%, 05/01/27	USD600	595,450
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	USD105	102,845
4.63%, 07/15/27	USD400	403,759
4.69%, 09/01/27	USD410	414,494
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(c)	USD50	48,911
4.85%, 02/04/28	USD315	320,530
4.90%, 02/28/28	USD370	376,416
4.90%, 03/15/29	USD330	337,728
5.00%, 02/28/30(c)	USD205	211,694
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 03/15/30	USD340	$350,355
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)	USD145	146,485
6.38%, 08/15/55, (5-year CMT + 2.05%)(a)	USD500	521,653
6.70%, 09/01/54, (5-year CMT + 2.36%)(a)	USD235	245,010
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	USD150	135,539
4.28%, 12/15/28(b)	USD190	190,049
NorthWestern Corp., 5.07%, 03/21/30(b)	USD100	102,433
NRG Energy Inc.
2.45%, 12/02/27(b)	USD270	258,802
3.38%, 02/15/29(b)	USD150	142,710
4.45%, 06/15/29(b)	USD115	114,103
4.73%, 10/15/30(b)	USD120	119,715
5.25%, 06/15/29(b)	USD230	231,008
5.75%, 01/15/28	USD230	230,876
5.75%, 07/15/29(b)	USD240	241,053
NSTAR Electric Co.
3.20%, 05/15/27	USD10	9,879
3.25%, 05/15/29	USD145	140,527
4.85%, 03/01/30	USD140	143,517
NTPC Ltd., 4.50%, 03/19/28(e)	USD200	200,601
OGE Energy Corp., 5.45%, 05/15/29	USD145	150,382
Ohio Edison Co., 4.95%, 12/15/29(b)	USD95	97,183
Ohio Power Co., Series P, 2.60%, 04/01/30	USD110	102,384
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	USD100	96,246
3.30%, 03/15/30	USD70	67,433
OmGrid Funding Ltd., 5.20%, 05/16/27(e)	USD200	201,546
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	USD210	197,441
3.70%, 11/15/28	USD225	222,959
4.30%, 05/15/28	USD205	206,267
4.50%, 03/20/27(b)	USD180	181,241
4.65%, 11/01/29	USD127	128,924
Pacific Gas and Electric Co.
2.10%, 08/01/27	USD325	312,472
3.00%, 06/15/28	USD375	361,638
3.30%, 03/15/27	USD50	49,325
3.30%, 12/01/27	USD200	195,897
3.75%, 07/01/28	USD470	461,890
4.20%, 03/01/29	USD115	113,848
4.55%, 07/01/30	USD915	908,259
5.00%, 06/04/28	USD200	202,839
5.45%, 06/15/27	USD170	172,795
5.55%, 05/15/29	USD245	252,238
6.10%, 01/15/29	USD305	318,380
PacifiCorp
2.70%, 09/15/30	USD175	161,802
3.50%, 06/15/29	USD130	126,725
5.10%, 02/15/29	USD170	174,402
7.38%, 09/15/55, (5-year CMT + 3.32%)(a)	USD200	210,200
Palomino Funding Trust I, 7.23%, 05/17/28(b)	USD200	211,661
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	USD240	233,734
Security	Par (000)	Value
Electric (continued)
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(e)	USD200	$203,111
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(e)	USD200	196,172
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(e)	USD200	187,723
4.13%, 05/15/27(e)	USD600	598,409
5.38%, 01/25/29(e)	USD200	205,912
5.45%, 05/21/28(e)	USD200	205,421
PG&E Corp.
5.00%, 07/01/28	USD325	322,515
5.25%, 07/01/30	USD265	262,312
7.38%, 03/15/55, (5-year CMT + 3.88%)(a)	USD450	463,128
Pike Corp., 5.50%, 09/01/28(b)	USD250	249,041
Pinnacle West Capital Corp.
4.90%, 05/15/28	USD155	157,333
5.15%, 05/15/30	USD45	46,355
PPL Capital Funding Inc., 4.13%, 04/15/30	USD105	104,279
PSEG Power LLC, 5.20%, 05/15/30(b)	USD265	271,798
Public Service Co. of Colorado, 3.70%, 06/15/28	USD65	64,639
Public Service Co. of New Hampshire, 4.40%, 07/01/28	USD100	100,940
Public Service Electric & Gas Co.
3.00%, 05/15/27	USD45	44,410
3.20%, 05/15/29	USD100	97,174
3.70%, 05/01/28	USD105	104,348
Public Service Enterprise Group Inc.
1.60%, 08/15/30	USD200	175,813
4.90%, 03/15/30	USD185	188,841
5.20%, 04/01/29	USD260	267,797
5.85%, 11/15/27	USD265	273,924
5.88%, 10/15/28	USD270	282,610
Puget Energy Inc.
2.38%, 06/15/28	USD150	142,835
4.10%, 06/15/30	USD155	151,689
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(e)	USD200	192,798
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	USD230	226,607
San Diego Gas & Electric Co.
4.95%, 08/15/28	USD165	168,813
Series VVV, 1.70%, 10/01/30	USD300	265,292
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(e)(g)	USD200	202,931
8.75%, (5-year CMT + 7.73%)(a)(e)(g)	USD200	206,540
8.95%, , (5-year CMT + 7.45%)(a)(e)(g)	USD200	208,197
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(e)	USD400	407,040
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(e)	USD200	182,211
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(e)	USD200	203,866
5.23%, 02/18/30(e)	USD400	411,469
Sempra
3.25%, 06/15/27	USD75	73,763
3.40%, 02/01/28	USD263	258,105
3.70%, 04/01/29	USD175	171,803

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)	USD388	$379,386
6.63%, 04/01/55, (5-year CMT + 2.35%)(a)	USD120	122,041
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)	USD270	279,528
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.16%)(a)(e)(g)	USD200	197,804
Southern California Edison Co.
2.25%, 06/01/30	USD160	144,182
2.85%, 08/01/29	USD190	178,931
4.88%, 02/01/27	USD160	160,833
5.15%, 06/01/29	USD205	208,843
5.25%, 03/15/30	USD175	178,933
5.30%, 03/01/28	USD220	224,142
5.65%, 10/01/28	USD185	191,248
5.85%, 11/01/27	USD350	358,907
6.65%, 04/01/29	USD15	15,825
Series A, 4.20%, 03/01/29	USD245	242,404
Series B, 3.65%, 03/01/28	USD115	113,282
Series D, 4.70%, 06/01/27	USD190	190,835
Southern Co. (The)
4.85%, 06/15/28	USD310	315,480
5.11%, 08/01/27	USD220	223,432
5.50%, 03/15/29	USD265	275,547
Series 21-B, 1.75%, 03/15/28	USD85	80,431
Series A, 3.70%, 04/30/30	USD275	268,748
Southern Power Co., Series A, 4.25%, 10/01/30	USD150	149,186
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	USD275	274,312
SP Group Treasury Pte Ltd., 3.38%, 02/27/29(b)	USD250	245,058
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	USD200	196,571
State Grid Europe Development PLC, 3.25%, 04/07/27(e)	USD400	396,190
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(e)	USD400	361,830
3.50%, 05/04/27(e)	USD400	397,454
4.25%, 05/02/28(e)	USD200	201,548
System Energy Resources Inc., 6.00%, 04/15/28	USD318	330,090
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	USD360	382,046
Tampa Electric Co., 4.90%, 03/01/29	USD120	122,687
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(e)	USD200	203,708
TransAlta Corp., 7.75%, 11/15/29	USD115	119,650
Transelec SA, 3.88%, 01/12/29(b)	USD200	195,114
Union Electric Co.
2.95%, 06/15/27	USD80	78,876
2.95%, 03/15/30	USD170	161,885
3.50%, 03/15/29	USD210	205,881
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	USD200	191,147
Series A, 3.50%, 03/15/27	USD305	302,844
Series A, 3.80%, 04/01/28	USD165	164,181
Series B, 2.95%, 11/15/26	USD50	49,456
Series B, 3.75%, 05/15/27	USD385	383,279
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	USD352	349,114
Security	Par (000)	Value
Electric (continued)
4.30%, 07/15/29(b)	USD145	$143,559
4.38%, 05/01/29(b)	USD375	368,332
4.60%, 10/15/30(b)	USD250	248,607
5.00%, 07/31/27(b)	USD385	385,149
5.05%, 12/30/26(b)	USD40	40,307
5.63%, 02/15/27(b)	USD385	385,090
VoltaGrid LLC, 7.38%, 11/01/30(b)	USD90	91,526
WEC Energy Group Inc.
4.75%, 01/15/28	USD290	293,676
5.15%, 10/01/27	USD315	320,802
Wisconsin Electric Power Co.
1.70%, 06/15/28	USD20	18,895
4.15%, 10/15/30	USD135	134,577
5.00%, 05/15/29	USD120	123,295
Wisconsin Power and Light Co.
3.00%, 07/01/29	USD145	139,151
3.05%, 10/15/27	USD65	63,810
Wisconsin Public Service Corp., 4.55%, 12/01/29	USD95	96,492
Xcel Energy Inc.
1.75%, 03/15/27	USD265	256,471
2.60%, 12/01/29	USD250	233,984
3.35%, 12/01/26	USD85	84,322
3.40%, 06/01/30	USD150	144,033
4.00%, 06/15/28	USD110	109,745
4.75%, 03/21/28	USD75	75,962
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(b)	USD90	88,674
4.50%, 09/15/27(b)	USD165	161,405
7.25%, 01/15/29(b)	USD270	277,736
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(e)	USD400	359,847
		88,654,080
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 3.80%, 04/03/28	USD35	35,137
Emerson Electric Co.
1.80%, 10/15/27	USD20	19,239
2.00%, 12/21/28	USD300	282,829
Energizer Holdings Inc.
4.38%, 03/31/29(b)	USD200	192,026
4.75%, 06/15/28(b)	USD200	196,791
EnerSys, 4.38%, 12/15/27(b)	USD85	83,977
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	USD75	75,728
WESCO Distribution Inc.
6.38%, 03/15/29(b)	USD285	294,022
7.25%, 06/15/28(b)	USD400	405,497
		1,585,246
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	USD115	111,269
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	USD150	148,198
Amphenol Corp.
2.80%, 02/15/30	USD300	283,832
3.80%, 11/15/27	USD255	254,268
3.90%, 11/15/28	USD120	119,450
4.13%, 11/15/30	USD240	238,114
4.35%, 06/01/29	USD160	161,336
4.38%, 06/12/28	USD100	100,822
5.05%, 04/05/27	USD195	197,830
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.05%, 04/05/29	USD235	$241,834
Arrow Electronics Inc.
3.88%, 01/12/28	USD205	203,009
5.15%, 08/21/29	USD175	178,751
Avnet Inc., 6.25%, 03/15/28	USD197	204,541
Coherent Corp., 5.00%, 12/15/29(b)	USD295	292,067
Competition Team Technologies Ltd., 4.25%, 03/12/29(e)	USD200	200,424
Flex Ltd.
4.88%, 06/15/29	USD155	156,849
4.88%, 05/12/30	USD205	207,459
6.00%, 01/15/28	USD180	185,905
Honeywell International Inc.
1.10%, 03/01/27	USD515	495,623
1.95%, 06/01/30	USD300	272,134
2.50%, 11/01/26	USD167	164,660
2.70%, 08/15/29	USD240	228,610
4.25%, 01/15/29	USD265	266,276
4.65%, 07/30/27	USD535	541,290
4.70%, 02/01/30	USD310	316,124
4.88%, 09/01/29	USD195	200,774
4.95%, 02/15/28	USD266	271,564
Hubbell Inc.
3.15%, 08/15/27	USD195	191,628
3.50%, 02/15/28	USD105	103,780
Imola Merger Corp., 4.75%, 05/15/29(b)	USD600	592,390
Jabil Inc.
3.60%, 01/15/30	USD150	144,907
3.95%, 01/12/28	USD125	124,336
4.25%, 05/15/27	USD207	207,080
5.45%, 02/01/29	USD125	128,912
Keysight Technologies Inc.
3.00%, 10/30/29	USD160	152,249
4.60%, 04/06/27	USD280	281,275
5.35%, 07/30/30	USD205	212,768
Sensata Technologies BV
4.00%, 04/15/29(b)	USD300	292,314
5.88%, 09/01/30(b)	USD145	146,669
Sensata Technologies Inc., 4.38%, 02/15/30(b)	USD130	125,925
TD SYNNEX Corp.
2.38%, 08/09/28	USD120	113,761
4.30%, 01/17/29	USD125	124,727
Trimble Inc., 4.90%, 06/15/28	USD170	172,751
TTM Technologies Inc., 4.00%, 03/01/29(b)	USD155	149,738
Tyco Electronics Group SA
3.13%, 08/15/27	USD235	231,788
4.63%, 02/01/30	USD115	116,925
Vontier Corp., 2.40%, 04/01/28	USD190	181,128
		10,038,064
Energy - Alternate Sources — 0.0%
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(e)	USD200	204,221
4.88%, 05/21/30(e)	USD200	204,026
Greenko Power II Ltd., 4.30%, 12/13/28(e)	USD160	152,269
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)	USD400	405,877
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(e)	USD200	204,531
SK Battery America Inc., 4.88%, 01/23/27(e)	USD200	201,034
Security	Par (000)	Value
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	USD200	$191,860
5.00%, 01/31/28(b)	USD210	209,298
		1,773,116
Engineering & Construction — 0.2%
Arcosa Inc., 4.38%, 04/15/29(b)	USD125	121,474
ASG Finance DAC, 9.75%, 05/15/29(b)	USD200	192,491
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(e)	USD200	205,198
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	USD420	404,176
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(e)(g)	USD200	197,610
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(e)	USD200	199,392
Chouzhou International Investment Ltd., 4.80%, 01/15/28(e)	USD200	202,172
Delhi International Airport Ltd., 6.45%, 06/04/29(e)	USD200	208,155
Dianjian Haiyu Ltd., 4.30%, 09/10/27(e)	USD200	200,569
Dycom Industries Inc., 4.50%, 04/15/29(b)	USD152	148,853
Fluor Corp., 4.25%, 09/15/28	USD190	188,511
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(b)	USD130	130,015
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	USD100	96,654
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(e)	USD800	816,051
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(e)	USD200	207,261
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(e)	USD200	201,586
IHS Holding Ltd., 6.25%, 11/29/28(e)	USD200	199,832
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(b)(c)(f)	USD18	16,069
Jacobs Engineering Group Inc., 6.35%, 08/18/28	USD235	247,727
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(e)	USD200	200,864
MasTec Inc.
4.50%, 08/15/28(b)	USD180	179,369
5.90%, 06/15/29	USD235	245,675
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(b)	USD100	100,333
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.00%)(a)(e)(g)	USD200	201,474
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	USD200	198,301
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(e)	USD200	201,515
TopBuild Corp., 3.63%, 03/15/29(b)	USD125	120,549
Tutor Perini Corp., 11.88%, 04/30/29(b)	USD85	94,830
Vinci SA, 3.75%, 04/10/29(b)	USD325	319,360
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	USD140	136,762
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(e)	USD200	200,427
YI Bright International Ltd., 6.68%, 06/20/27(e)	USD200	205,006

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Yongda Investment Ltd., 4.60%, 06/03/28(e)	USD200	$201,659
Zhuji Development Ltd., 5.55%, 08/20/27(e)	USD200	202,180
		6,992,100
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	USD179	90,838
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(e)	USD200	207,580
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(b)(c)	USD155	131,782
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	USD135	140,280
Boyne USA Inc., 4.75%, 05/15/29(b)	USD200	195,887
Brightstar Lottery PLC
5.25%, 01/15/29(b)	USD200	199,293
6.25%, 01/15/27(b)	USD240	242,330
Caesars Entertainment Inc.
4.63%, 10/15/29(b)	USD360	338,807
7.00%, 02/15/30(b)	USD635	653,675
Churchill Downs Inc.
4.75%, 01/15/28(b)	USD250	247,797
5.50%, 04/01/27(b)	USD180	179,878
5.75%, 04/01/30(b)	USD365	365,640
Cinemark USA Inc., 5.25%, 07/15/28(b)	USD270	268,803
Empire Resorts Inc., 7.75%, 11/01/26(b)	USD85	84,321
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	USD245	253,802
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	USD155	151,530
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	USD150	145,354
Light & Wonder International Inc., 7.25%, 11/15/29(b)	USD150	153,760
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	USD150	146,741
4.75%, 10/15/27(b)	USD345	344,040
6.50%, 05/15/27(b)	USD390	393,409
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	USD225	218,457
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	USD230	238,644
Motion Bondco DAC, 6.63%, 11/15/27(b)	USD145	140,272
Odeon Finco PLC, 12.75%, 11/01/27(b)	USD120	124,076
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(b)	USD115	113,446
Penn Entertainment Inc.
4.13%, 07/01/29(b)	USD110	102,478
5.63%, 01/15/27(b)	USD135	134,991
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	USD220	131,461
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(e)	USD400	360,979
8.45%, 07/27/30(b)	USD150	152,016
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(b)	USD35	35,271
Security	Par (000)	Value
Entertainment (continued)
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	USD235	$214,508
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	USD225	220,831
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	USD160	159,317
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	USD130	125,006
5.38%, 04/15/27	USD185	184,240
6.50%, 10/01/28	USD50	50,125
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	USD135	134,181
Starz Capital Holdings LLC, 5.50%, 04/15/29(b)	USD100	79,816
Vail Resorts Inc., 5.63%, 07/15/30(b)	USD145	146,732
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD350	346,125
4.05%, 03/15/29	USD440	427,416
WMG Acquisition Corp.
3.75%, 12/01/29(b)	USD210	200,545
3.88%, 07/15/30(b)	USD30	28,596
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	USD200	200,067
		9,205,143
Environmental Control — 0.1%
Clean Harbors Inc., 5.13%, 07/15/29(b)	USD5	4,974
Enviri Corp., 5.75%, 07/31/27(b)	USD165	163,564
GFL Environmental Inc.
3.50%, 09/01/28(b)	USD250	244,365
4.00%, 08/01/28(b)	USD250	244,585
4.38%, 08/15/29(b)	USD150	146,527
4.75%, 06/15/29(b)	USD225	222,736
Madison IAQ LLC
4.13%, 06/30/28(b)	USD230	225,215
5.88%, 06/30/29(b)(c)	USD335	328,321
Republic Services Inc.
2.30%, 03/01/30	USD175	162,100
3.38%, 11/15/27	USD85	84,053
3.95%, 05/15/28	USD275	274,791
4.75%, 07/15/30	USD150	153,715
4.88%, 04/01/29	USD215	220,367
5.00%, 11/15/29	USD157	162,485
Reworld Holding Corp., 4.88%, 12/01/29(b)	USD225	211,216
Veralto Corp., 5.35%, 09/18/28	USD265	273,747
Waste Connections Inc.
2.60%, 02/01/30	USD195	183,647
3.50%, 05/01/29	USD160	157,287
4.25%, 12/01/28	USD140	140,834
Waste Management Inc.
1.15%, 03/15/28	USD55	51,584
2.00%, 06/01/29	USD145	135,172
3.15%, 11/15/27(c)	USD375	369,221
3.88%, 01/15/29	USD140	139,142
4.50%, 03/15/28	USD310	313,523
4.63%, 02/15/30	USD220	223,836
4.65%, 03/15/30	USD200	203,718
4.88%, 02/15/29	USD270	276,949
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.95%, 07/03/27	USD160	$162,609
		5,480,283
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	USD115	124,927
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	USD375	357,810
4.63%, 01/15/27(b)	USD405	404,035
4.88%, 02/15/30(b)	USD305	301,181
5.88%, 02/15/28(b)	USD200	200,209
6.50%, 02/15/28(b)	USD255	259,779
Alsea SAB de CV, 7.75%, 12/14/26(e)	USD200	200,293
Aragvi Finance International DAC, 11.13%, 11/20/29(e)	USD200	198,910
B&G Foods Inc.
5.25%, 09/15/27(c)	USD175	168,390
8.00%, 09/15/28(b)	USD265	249,336
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(e)	USD200	209,592
BRF SA, 4.88%, 01/24/30(e)	USD200	194,317
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	USD150	136,924
Campbell's Co. (The)
2.38%, 04/24/30	USD165	151,004
4.15%, 03/15/28	USD380	379,637
5.20%, 03/19/27	USD165	167,291
5.20%, 03/21/29	USD170	174,466
Cencosud SA, 4.38%, 07/17/27(e)	USD400	400,310
China Modern Dairy Holdings Ltd., 4.88%, 07/10/30(e)	USD200	199,536
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(b)(f)	USD218	231,247
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	USD125	124,302
7.63%, 07/01/29(b)	USD150	156,292
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	USD200	185,787
Conagra Brands Inc.
1.38%, 11/01/27	USD365	344,650
4.85%, 11/01/28	USD355	358,848
5.00%, 08/01/30	USD180	182,279
7.00%, 10/01/28	USD173	185,067
Danone SA, 2.95%, 11/02/26(b)	USD695	687,467
General Mills Inc.
2.88%, 04/15/30	USD200	188,432
3.20%, 02/10/27	USD215	212,623
4.20%, 04/17/28	USD380	380,246
4.70%, 01/30/27	USD150	151,151
4.88%, 01/30/30	USD225	229,695
5.50%, 10/17/28	USD225	233,244
Grupo Nutresa SA, 8.00%, 05/12/30(e)	USD400	429,483
Hershey Co. (The)
1.70%, 06/01/30	USD60	53,832
2.45%, 11/15/29	USD100	94,114
4.25%, 05/04/28	USD120	121,148
4.55%, 02/24/28	USD125	127,025
4.75%, 02/24/30	USD165	168,755
Hormel Foods Corp.
1.70%, 06/03/28	USD70	66,162
1.80%, 06/11/30	USD250	224,813
Security	Par (000)	Value
Food (continued)
4.80%, 03/30/27	USD185	$187,012
Ingredion Inc., 2.90%, 06/01/30	USD155	145,271
J M Smucker Co. (The)
2.38%, 03/15/30	USD100	92,692
5.90%, 11/15/28	USD290	303,973
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co., 3.00%, 02/02/29	USD105	100,645
JGSH Philippines Ltd., 4.13%, 07/09/30(e)	USD200	197,243
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	USD290	303,799
Kellanova
3.40%, 11/15/27	USD125	123,559
4.30%, 05/15/28	USD295	297,018
Kraft Heinz Foods Co.
3.75%, 04/01/30	USD200	194,481
3.88%, 05/15/27	USD472	469,796
4.63%, 01/30/29	USD95	95,988
Kroger Co. (The)
2.20%, 05/01/30	USD120	110,062
3.70%, 08/01/27	USD25	24,885
4.50%, 01/15/29	USD240	242,617
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	USD290	280,018
4.88%, 05/15/28(b)	USD150	150,143
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	USD70	72,299
Mars Inc.
3.20%, 04/01/30(b)	USD200	192,444
4.45%, 03/01/27(b)	USD580	583,827
4.55%, 04/20/28(b)	USD330	333,852
4.60%, 03/01/28(b)	USD975	986,434
4.80%, 03/01/30(b)	USD1,515	1,547,932
McCormick & Co. Inc./MD
2.50%, 04/15/30	USD150	138,901
3.40%, 08/15/27	USD229	226,251
Mondelez International Inc.
2.63%, 03/17/27	USD262	257,011
2.75%, 04/13/30	USD200	187,702
4.13%, 05/07/28	USD140	140,030
4.25%, 05/06/28	USD95	95,328
4.50%, 05/06/30	USD175	176,292
4.75%, 02/20/29	USD160	163,336
Nestle Capital Corp., 4.65%, 03/12/29(b)	USD150	153,293
Nestle Holdings Inc.
1.00%, 09/15/27(b)	USD395	375,253
1.15%, 01/14/27(b)	USD265	256,686
1.25%, 09/15/30(b)	USD500	438,212
1.50%, 09/14/28(b)	USD280	262,480
3.63%, 09/24/28(b)	USD335	332,653
4.13%, 10/01/27(b)	USD230	231,481
4.25%, 10/01/29(b)	USD185	186,494
4.95%, 03/14/30(b)	USD185	191,194
5.00%, 03/14/28(b)	USD220	225,366
5.00%, 09/12/28(b)	USD165	169,671
Performance Food Group Inc.
4.25%, 08/01/29(b)	USD300	292,759
5.50%, 10/15/27(b)	USD330	329,992
Post Holdings Inc.
4.63%, 04/15/30(b)	USD435	421,779

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.50%, 12/15/29(b)	USD350	$350,368
Sigma Finance Netherlands BV, 4.88%, 03/27/28(e)	USD200	201,234
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD260	249,133
Smithfield Foods Inc.
4.25%, 02/01/27(b)	USD222	221,028
5.20%, 04/01/29(b)	USD145	147,114
Sysco Corp.
2.40%, 02/15/30	USD185	171,463
3.25%, 07/15/27	USD142	140,114
5.10%, 09/23/30	USD265	273,199
5.75%, 01/17/29	USD205	214,406
5.95%, 04/01/30	USD300	318,077
TreeHouse Foods Inc., 4.00%, 09/01/28(c)	USD160	156,103
Tyson Foods Inc.
3.55%, 06/02/27	USD366	362,323
4.35%, 03/01/29	USD320	320,316
5.40%, 03/15/29	USD150	154,800
U.S. Foods Inc.
4.63%, 06/01/30(b)	USD150	147,201
4.75%, 02/15/29(b)	USD305	301,832
6.88%, 09/15/28(b)	USD220	226,962
United Natural Foods Inc., 6.75%, 10/15/28(b)	USD160	159,992
		26,018,428
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	USD390	389,317
Sodexo Inc., 5.15%, 08/15/30(b)	USD205	210,069
TKC Holdings Inc.
6.88%, 05/15/28(b)	USD155	156,424
10.50%, 05/15/29(b)	USD200	205,616
		961,426
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	USD100	97,275
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	USD210	208,183
4.25%, 04/30/29(e)	USD200	195,460
Domtar Corp., 6.75%, 10/01/28(b)	USD210	159,792
Georgia-Pacific LLC
2.10%, 04/30/27(b)	USD220	214,088
2.30%, 04/30/30(b)	USD300	276,629
4.40%, 06/30/28(b)	USD125	125,944
7.75%, 11/15/29	USD122	138,280
Inversiones CMPC SA, 4.38%, 04/04/27(e)	USD200	199,737
Magnera Corp., 4.75%, 11/15/29(b)(c)	USD150	125,124
Mercer International Inc.
5.13%, 02/01/29	USD274	177,167
12.88%, 10/01/28(b)	USD98	81,666
Suzano Austria GmbH
2.50%, 09/15/28	USD165	156,342
5.00%, 01/15/30	USD300	302,022
6.00%, 01/15/29	USD525	542,260
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	USD100	106,417
		3,106,386
Security	Par (000)	Value
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD175	$175,557
9.38%, 06/01/28(b)	USD175	181,520
9.50%, 06/01/30(b)	USD150	157,916
Atmos Energy Corp.
2.63%, 09/15/29	USD115	108,822
3.00%, 06/15/27	USD200	197,245
Boston Gas Co.
3.00%, 08/01/29(b)	USD175	166,911
3.15%, 08/01/27(b)	USD70	68,877
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	USD120	118,126
4.63%, 08/05/27(b)	USD198	199,453
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	USD90	89,771
5.25%, 03/01/28	USD405	415,101
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	USD120	108,275
ENN Energy Holdings Ltd., 4.63%, 05/17/27(e)	USD400	401,054
Korea Gas Corp., 2.88%, 07/16/29(e)	USD200	191,866
National Fuel Gas Co.
4.75%, 09/01/28	USD40	40,294
5.50%, 03/15/30	USD165	170,431
NiSource Inc.
2.95%, 09/01/29	USD220	210,257
3.49%, 05/15/27	USD330	327,095
3.60%, 05/01/30	USD370	358,674
5.20%, 07/01/29	USD216	222,990
5.25%, 03/30/28	USD425	435,405
6.95%, 11/30/54, (5-year CMT + 2.45%)(a)	USD155	161,872
ONE Gas Inc.
2.00%, 05/15/30	USD100	91,285
5.10%, 04/01/29	USD170	175,121
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	USD185	180,672
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(e)	USD200	189,215
Snam SpA, 5.00%, 05/28/30(b)	USD210	213,676
Southern California Gas Co.
2.95%, 04/15/27	USD610	600,487
Series XX, 2.55%, 02/01/30	USD200	187,301
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28	USD85	84,839
Southwest Gas Corp.
2.20%, 06/15/30	USD115	104,753
3.70%, 04/01/28	USD50	49,406
5.45%, 03/23/28	USD95	97,546
5.80%, 12/01/27	USD55	56,715
		6,538,528
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	USD70	70,471
Stanley Black & Decker Inc.
2.30%, 03/15/30	USD260	236,749
4.25%, 11/15/28	USD150	149,816
6.00%, 03/06/28	USD205	212,588
		669,624
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 0.3%
180 Medical Inc., 3.88%, 10/15/29(b)	USD130	$125,650
Abbott Laboratories
1.15%, 01/30/28	USD185	174,777
3.75%, 11/30/26	USD575	574,603
Agilent Technologies Inc.
2.10%, 06/04/30	USD105	95,469
2.75%, 09/15/29	USD160	151,638
4.20%, 09/09/27	USD180	180,275
Alcon Finance Corp.
2.60%, 05/27/30(b)	USD210	194,432
3.00%, 09/23/29(b)	USD250	238,246
Avantor Funding Inc.
3.88%, 11/01/29(b)	USD235	223,159
4.63%, 07/15/28(b)	USD460	452,465
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD420	438,900
Baxter International Inc.
1.92%, 02/01/27	USD497	482,918
2.27%, 12/01/28	USD480	450,507
3.95%, 04/01/30	USD150	146,212
Boston Scientific Corp.
2.65%, 06/01/30	USD350	328,086
4.00%, 03/01/28	USD15	15,041
Dentsply Sirona Inc.
3.25%, 06/01/30	USD205	190,223
8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	USD75	77,289
DH Europe Finance II SARL, 2.60%, 11/15/29	USD210	198,289
Edwards Lifesciences Corp., 4.30%, 06/15/28	USD250	250,561
Embecta Corp.
5.00%, 02/15/30(b)(c)	USD150	142,268
6.75%, 02/15/30(b)	USD30	29,658
GE HealthCare Technologies Inc.
4.80%, 08/14/29	USD295	300,976
5.65%, 11/15/27	USD630	648,381
5.86%, 03/15/30	USD440	465,917
Hologic Inc.
3.25%, 02/15/29(b)	USD300	296,082
4.63%, 02/01/28(b)	USD155	154,867
Medline Borrower LP
3.88%, 04/01/29(b)	USD1,320	1,282,360
5.25%, 10/01/29(b)	USD730	726,947
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	USD435	447,618
Medtronic Global Holdings SCA, 4.25%, 03/30/28	USD265	266,301
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	USD105	110,792
Revvity Inc.
1.90%, 09/15/28	USD160	149,576
3.30%, 09/15/29	USD240	230,089
Smith & Nephew PLC, 2.03%, 10/14/30	USD400	358,125
Solventum Corp.
5.40%, 03/01/29	USD330	340,730
5.45%, 02/25/27	USD68	68,965
Stryker Corp.
1.95%, 06/15/30	USD250	226,234
3.65%, 03/07/28	USD205	203,523
4.25%, 09/11/29	USD210	211,022
4.55%, 02/10/27	USD175	176,222
Security	Par (000)	Value
Health Care - Products (continued)
4.70%, 02/10/28	USD175	$177,437
4.85%, 12/08/28	USD160	163,737
4.85%, 02/10/30	USD305	312,859
Teleflex Inc.
4.25%, 06/01/28(b)	USD150	146,734
4.63%, 11/15/27	USD190	188,939
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	USD195	183,124
2.60%, 10/01/29	USD285	269,456
4.80%, 11/21/27	USD239	242,899
4.98%, 08/10/30	USD250	258,232
5.00%, 12/05/26	USD390	393,888
5.00%, 01/31/29	USD360	370,098
Varex Imaging Corp., 7.88%, 10/15/27(b)	USD110	112,204
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	USD125	125,811
5.05%, 02/19/30	USD180	185,013
5.35%, 12/01/28	USD165	170,545
		15,126,369
Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	USD140	137,045
5.50%, 07/01/28(b)	USD155	153,942
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	USD10	9,950
Series 2020, 2.21%, 06/15/30	USD80	73,554
AHP Health Partners Inc., 5.75%, 07/15/29(b)	USD95	94,623
Ascension Health, Series B, 2.53%, 11/15/29	USD280	264,076
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	USD5	4,869
Series 2018, 4.30%, 07/01/28	USD65	64,937
Centene Corp.
2.45%, 07/15/28	USD730	680,115
3.00%, 10/15/30	USD700	626,037
3.38%, 02/15/30	USD700	644,426
4.25%, 12/15/27	USD725	714,067
4.63%, 12/15/29	USD1,050	1,018,680
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	USD165	158,226
4.25%, 05/01/28(b)	USD155	152,875
CHRISTUS Health, Series C, 4.34%, 07/01/28	USD100	100,171
CHS/Community Health Systems Inc.
5.25%, 05/15/30(b)	USD450	421,789
6.00%, 01/15/29(b)	USD225	222,761
6.13%, 04/01/30(b)	USD380	319,136
6.88%, 04/15/29(b)	USD395	357,794
Cigna Group (The)
2.40%, 03/15/30	USD400	369,870
3.05%, 10/15/27	USD35	34,365
3.40%, 03/01/27	USD489	484,704
4.38%, 10/15/28	USD1,110	1,116,702
4.50%, 09/15/30	USD225	225,896
5.00%, 05/15/29	USD300	307,605
CommonSpirit Health
3.35%, 10/01/29	USD295	284,747
4.35%, 09/01/30	USD85	84,765
6.07%, 11/01/27	USD245	253,310
DaVita Inc., 4.63%, 06/01/30(b)	USD825	796,092

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30	USD305	$278,810
2.88%, 09/15/29	USD245	233,143
3.65%, 12/01/27	USD470	466,298
4.00%, 09/15/28	USD375	373,350
4.10%, 03/01/28	USD505	504,444
4.75%, 02/15/30	USD225	229,146
5.15%, 06/15/29	USD190	195,635
Encompass Health Corp.
4.50%, 02/01/28	USD265	263,007
4.75%, 02/01/30	USD250	247,092
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	USD170	163,206
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	USD105	102,096
3.75%, 06/15/29(b)	USD155	150,808
HCA Inc.
3.13%, 03/15/27	USD347	342,454
3.38%, 03/15/29	USD300	291,727
3.50%, 09/01/30	USD1,045	1,003,109
4.13%, 06/15/29	USD730	724,516
4.30%, 11/15/30	USD165	164,192
4.50%, 02/15/27	USD390	390,537
5.00%, 03/01/28	USD255	259,637
5.20%, 06/01/28	USD340	348,050
5.25%, 03/01/30	USD240	247,761
5.63%, 09/01/28	USD410	422,803
5.88%, 02/01/29	USD310	322,698
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	USD210	190,561
5.20%, 06/15/29(b)	USD60	61,544
HealthEquity Inc., 4.50%, 10/01/29(b)	USD175	170,381
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	USD57	60,068
Humana Inc.
1.35%, 02/03/27	USD507	489,538
3.13%, 08/15/29	USD140	133,719
3.70%, 03/23/29	USD260	254,427
3.95%, 03/15/27	USD40	39,839
4.88%, 04/01/30	USD160	162,039
5.75%, 03/01/28	USD340	350,636
5.75%, 12/01/28	USD125	130,010
ICON Investments Six DAC
5.81%, 05/08/27	USD210	214,198
5.85%, 05/08/29	USD230	240,377
IQVIA Inc.
5.00%, 05/15/27(b)	USD365	364,987
5.70%, 05/15/28	USD225	231,879
6.25%, 02/01/29	USD395	416,367
6.50%, 05/15/30(b)	USD150	155,628
Kedrion SpA, 6.50%, 09/01/29(b)	USD250	245,169
Laboratory Corp. of America Holdings
2.95%, 12/01/29	USD205	194,836
3.60%, 09/01/27	USD30	29,776
4.35%, 04/01/30	USD200	200,163
LifePoint Health Inc.
5.38%, 01/15/29(b)(c)	USD175	169,499
9.88%, 08/15/30(b)	USD225	243,011
11.00%, 10/15/30(b)	USD335	369,306
Molina Healthcare Inc., 4.38%, 06/15/28(b)	USD305	297,687
Security	Par (000)	Value
Health Care - Services (continued)
PeaceHealth Obligated Group, 4.34%, 11/15/28	USD30	$30,143
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	USD130	129,213
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	USD465	489,310
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	USD215	201,934
Quest Diagnostics Inc.
2.95%, 06/30/30	USD210	197,936
4.20%, 06/30/29	USD170	170,329
4.60%, 12/15/27	USD90	91,011
4.63%, 12/15/29	USD190	193,049
Radiology Partners Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(f)	USD236	231,136
RCN Corp., 11.63%, 04/15/23(d)	USD100	—
Rede D'or Finance SARL
4.50%, 01/22/30(e)	USD200	193,031
4.95%, 01/17/28(e)	USD200	199,018
Roche Holdings Inc.
1.93%, 12/13/28(b)	USD625	588,700
2.31%, 03/10/27(b)	USD480	470,659
3.63%, 09/17/28(b)	USD235	233,637
4.20%, 09/09/29(b)	USD215	216,052
4.79%, 03/08/29(b)	USD305	311,717
5.27%, 11/13/26(b)	USD370	374,718
5.34%, 11/13/28(b)	USD380	394,506
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	USD5	4,954
SSM Health Care Corp.
4.89%, 06/01/28	USD157	159,171
Series A, 3.82%, 06/01/27	USD170	169,443
Star Parent Inc., 9.00%, 10/01/30(b)	USD300	320,342
Sutter Health
Series 2018, 3.70%, 08/15/28	USD118	117,035
Series 20A, 2.29%, 08/15/30	USD5	4,591
Team Health Holdings Inc., 8.38%, 06/30/28(b)	USD125	126,404
Tenet Healthcare Corp.
4.25%, 06/01/29	USD425	415,012
4.38%, 01/15/30	USD405	395,286
4.63%, 06/15/28	USD200	199,186
5.13%, 11/01/27	USD450	449,909
6.13%, 10/01/28	USD700	700,816
6.13%, 06/15/30	USD625	636,452
6.25%, 02/01/27	USD430	430,701
Toledo Hospital (The), Series B, 5.33%, 11/15/28	USD115	117,633
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	USD300	305,093
UnitedHealth Group Inc.
3.70%, 05/15/27	USD405	403,714
2.00%, 05/15/30	USD500	454,637
2.88%, 08/15/29	USD320	306,092
2.95%, 10/15/27	USD360	353,546
3.38%, 04/15/27	USD160	158,634
3.45%, 01/15/27	USD253	251,446
3.85%, 06/15/28	USD455	453,409
3.88%, 12/15/28	USD125	124,414
4.00%, 05/15/29	USD305	304,266
4.25%, 01/15/29	USD405	407,079
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.40%, 06/15/28	USD105	$106,030
4.60%, 04/15/27	USD345	347,925
4.70%, 04/15/29	USD150	152,756
4.80%, 01/15/30	USD410	419,427
5.25%, 02/15/28	USD420	431,125
5.30%, 02/15/30	USD425	442,668
Universal Health Services Inc.
2.65%, 10/15/30	USD300	272,241
4.63%, 10/15/29	USD160	160,370
		38,135,199
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/30(e)	USD200	202,230
5.38%, 05/08/29(e)	USD400	416,499
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	USD265	263,210
Amipeace Ltd., 1.75%, 11/09/26(e)	USD200	195,441
Antares Holdings LP
2.75%, 01/15/27(b)	USD250	242,923
6.50%, 02/08/29(b)	USD250	255,035
7.95%, 08/11/28(b)	USD260	275,592
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)	USD80	80,905
6.90%, 04/13/29	USD255	266,874
Ares Capital Corp.
2.88%, 06/15/27	USD105	102,385
2.88%, 06/15/28	USD435	414,170
5.50%, 09/01/30	USD255	257,175
5.88%, 03/01/29	USD300	307,163
5.95%, 07/15/29	USD270	277,012
7.00%, 01/15/27	USD200	205,457
Ares Strategic Income Fund
4.85%, 01/15/29(b)	USD75	73,900
5.45%, 09/09/28(b)	USD100	100,446
5.60%, 02/15/30	USD235	236,430
5.70%, 03/15/28	USD295	298,615
5.80%, 09/09/30(b)	USD200	201,577
6.35%, 08/15/29	USD200	206,156
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(c)	USD155	154,459
Barings BDC Inc.
3.30%, 11/23/26	USD165	162,316
7.00%, 02/15/29	USD50	51,659
Barings Private Credit Corp., 6.15%, 06/11/30(b)	USD125	124,113
Blackstone Private Credit Fund
2.63%, 12/15/26	USD402	393,276
3.25%, 03/15/27	USD340	333,581
4.00%, 01/15/29	USD270	262,378
4.95%, 09/26/27	USD70	70,310
5.05%, 09/10/30	USD230	226,074
5.25%, 04/01/30	USD105	104,486
5.60%, 11/22/29	USD150	151,598
5.95%, 07/16/29	USD185	189,068
7.30%, 11/27/28	USD110	116,870
Blackstone Secured Lending Fund
2.13%, 02/15/27	USD210	203,072
2.85%, 09/30/28	USD165	155,690
5.30%, 06/30/30	USD155	154,960
5.35%, 04/13/28	USD205	207,066
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 11/15/27	USD120	$122,505
Blue Owl Capital Corp.
2.63%, 01/15/27	USD180	175,330
2.88%, 06/11/28	USD285	269,123
5.95%, 03/15/29	USD335	339,456
6.20%, 07/15/30	USD85	86,885
Blue Owl Capital Corp. II, 8.45%, 11/15/26	USD105	108,497
Blue Owl Capital Corp. III, 3.13%, 04/13/27	USD65	63,342
Blue Owl Credit Income Corp.
4.70%, 02/08/27	USD208	207,231
5.80%, 03/15/30	USD305	306,672
6.60%, 09/15/29	USD245	253,191
7.75%, 09/16/27	USD225	235,145
7.75%, 01/15/29	USD175	186,320
7.95%, 06/13/28	USD205	217,702
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	USD155	150,128
6.10%, 03/15/28(b)	USD170	171,264
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	USD200	204,437
Capital Southwest Corp., 5.95%, 09/18/30	USD50	50,103
Carlyle Secured Lending Inc., 6.75%, 02/18/30	USD90	92,505
Ccthk 2021 Ltd., 2.75%, 01/19/27(e)	USD200	196,031
CITIC Ltd.
2.85%, 02/25/30(e)	USD200	190,152
2.88%, 02/17/27(e)	USD200	196,793
3.88%, 02/28/27(e)	USD400	398,472
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	USD20	19,678
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	USD30	28,456
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	USD290	284,553
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	USD305	276,643
Fairfax India Holdings Corp., 5.00%, 02/26/28(e)	USD250	237,421
Franklin BSP Capital Corp.
6.00%, 10/02/30(b)	USD75	73,558
7.20%, 06/15/29	USD135	139,148
FS KKR Capital Corp.
2.63%, 01/15/27	USD30	29,029
3.13%, 10/12/28	USD260	239,897
3.25%, 07/15/27	USD195	187,301
6.13%, 01/15/30(c)	USD245	242,222
6.88%, 08/15/29	USD130	131,872
7.88%, 01/15/29	USD145	151,493
Gaci First Investment Co.
4.75%, 02/14/30(e)	USD400	405,564
5.00%, 10/13/27(e)	USD400	404,992
5.00%, 01/29/29(e)	USD600	611,339
5.25%, 01/29/30(e)	USD600	617,409
Goldman Sachs BDC Inc.
5.65%, 09/09/30	USD50	50,326
6.38%, 03/11/27	USD150	152,930
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(b)	USD50	50,074
5.88%, 05/06/28(b)(c)	USD50	50,756
6.25%, 05/06/30(b)(c)	USD200	204,528

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc.
2.05%, 02/15/27	USD120	$115,651
6.00%, 07/15/29	USD210	213,244
7.05%, 12/05/28	USD210	220,295
Golub Capital Private Credit Fund
5.45%, 08/15/28(c)	USD50	50,237
5.80%, 09/12/29	USD160	162,291
5.88%, 05/01/30	USD110	111,803
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	USD360	374,032
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(e)	USD200	199,073
4.75%, 04/27/27(e)	USD400	401,287
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(e)	USD200	199,613
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(e)	USD200	200,735
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD210	180,707
5.25%, 05/15/27	USD433	425,436
9.00%, 06/15/30	USD220	211,703
9.75%, 01/15/29	USD215	215,980
10.00%, 11/15/29(b)	USD370	371,408
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(e)	USD200	202,450
4.69%, 06/01/28(e)	USD400	405,296
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.23%)(a)(e)	USD200	204,192
Main Street Capital Corp.
5.40%, 08/15/28	USD115	114,923
6.50%, 06/04/27	USD105	107,065
6.95%, 03/01/29	USD80	83,125
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(e)	USD400	382,420
2.88%, 05/21/30(e)	USD200	189,322
3.00%, 03/28/27(e)	USD200	197,127
3.75%, 04/19/29(e)	USD200	197,962
4.50%, 11/07/28(e)	USD200	202,709
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(c)	USD100	99,590
6.00%, 05/19/30(c)	USD75	76,635
6.15%, 05/17/29	USD155	159,331
MSD Investment Corp., 6.25%, 05/31/30(b)	USD150	150,884
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(e)	USD200	196,418
New Mountain Finance Corp.
6.20%, 10/15/27	USD95	96,523
6.88%, 02/01/29	USD105	106,774
North Haven Private Income Fund LLC
5.13%, 09/25/28(b)	USD75	74,497
5.75%, 02/01/30	USD95	95,033
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	USD80	82,278
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	USD130	126,009
6.34%, 02/27/30(c)	USD115	115,441
7.10%, 02/15/29	USD110	112,979
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	USD125	125,992
6.50%, 07/23/29	USD115	118,248
Security	Par (000)	Value
Holding Companies - Diversified (continued)
8.40%, 11/14/28	USD140	$150,942
Prospect Capital Corp.
3.36%, 11/15/26(c)	USD115	111,466
3.44%, 10/15/28(c)	USD110	98,949
Rongshi International Finance Ltd.
3.63%, 05/04/27(e)	USD200	198,738
3.75%, 05/21/29(e)	USD200	197,755
Sixth Street Lending Partners
5.75%, 01/15/30	USD205	207,701
6.13%, 07/15/30(b)	USD200	205,344
6.50%, 03/11/29	USD205	212,347
Sixth Street Specialty Lending Inc.
6.13%, 03/01/29(c)	USD50	51,313
6.95%, 08/14/28	USD120	126,072
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(e)	USD200	205,654
Suci Second Investment Co.
4.38%, 09/10/27(e)	USD400	400,429
6.00%, 10/25/28(e)	USD800	839,654
Temasek Financial I Ltd.
3.63%, 08/01/28(b)	USD500	498,506
3.75%, 08/20/27(b)	USD250	249,700
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(e)	USD200	212,625
TVF Varlik Kiralama AS, 6.95%, 01/23/30(e)	USD200	206,764
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(e)	USD200	204,376
		28,805,697
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	USD103	107,025
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	USD110	104,331
4.63%, 04/01/30(b)	USD125	117,704
Beazer Homes USA Inc., 5.88%, 10/15/27	USD130	129,865
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	USD155	143,719
5.00%, 06/15/29(b)	USD100	95,818
6.25%, 09/15/27(b)	USD205	204,822
Century Communities Inc., 3.88%, 08/15/29(b)	USD155	145,436
DR Horton Inc., 1.40%, 10/15/27	USD140	133,164
Dream Finders Homes Inc.
6.88%, 09/15/30(b)	USD100	99,624
8.25%, 08/15/28(b)	USD150	154,752
Empire Communities Corp., 9.75%, 05/01/29(b)	USD145	148,671
Forestar Group Inc., 5.00%, 03/01/28(b)	USD88	87,917
Installed Building Products Inc., 5.75%, 02/01/28(b)	USD95	94,957
KB Home
6.88%, 06/15/27	USD130	132,750
7.25%, 07/15/30	USD150	154,521
Lennar Corp.
4.75%, 11/29/27	USD322	324,462
5.00%, 06/15/27	USD85	85,643
5.20%, 07/30/30	USD150	154,208
LGI Homes Inc.
4.00%, 07/15/29(b)	USD80	71,931
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
8.75%, 12/15/28(b)	USD130	$135,251
M/I Homes Inc., 4.95%, 02/01/28	USD152	151,496
Mattamy Group Corp.
4.63%, 03/01/30(b)	USD170	165,001
5.25%, 12/15/27(b)	USD195	194,377
Meritage Homes Corp.
3.88%, 04/15/29(b)	USD135	132,012
5.13%, 06/06/27	USD120	120,796
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	USD95	99,745
NVR Inc., 3.00%, 05/15/30	USD255	241,719
PulteGroup Inc., 5.00%, 01/15/27	USD80	80,630
Sekisui House U.S., Inc., 3.85%, 01/15/30	USD115	110,887
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	USD135	133,683
4.75%, 04/01/29	USD80	78,339
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD85	89,090
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	USD140	139,681
5.75%, 01/15/28(b)	USD210	212,511
5.88%, 06/15/27(b)	USD170	171,663
Thor Industries Inc., 4.00%, 10/15/29(b)	USD150	142,909
Toll Brothers Finance Corp.
3.80%, 11/01/29	USD105	102,758
4.35%, 02/15/28	USD55	55,121
4.88%, 03/15/27	USD194	195,162
Tri Pointe Homes Inc.
5.25%, 06/01/27	USD100	100,188
5.70%, 06/15/28	USD105	106,032
Winnebago Industries Inc., 6.25%, 07/15/28(b)	USD64	63,861
		5,714,232
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(e)	USD200	210,066
FXI Holdings Inc.
12.25%, 11/15/26(b)	USD168	144,981
12.25%, 11/15/26(b)	USD245	214,913
Leggett & Platt Inc.
3.50%, 11/15/27	USD165	161,616
4.40%, 03/15/29	USD175	172,305
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	USD200	192,553
Somnigroup International Inc., 4.00%, 04/15/29(b)	USD250	240,710
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(e)	USD200	139,196
Whirlpool Corp.
4.75%, 02/26/29	USD210	206,629
6.13%, 06/15/30	USD160	158,558
		1,841,527
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	USD200	177,863
Avery Dennison Corp.
2.65%, 04/30/30	USD125	116,500
4.88%, 12/06/28	USD120	122,148
Central Garden & Pet Co.
4.13%, 10/15/30(c)	USD150	141,825
5.13%, 02/01/28	USD85	84,813
Church & Dwight Co. Inc., 3.15%, 08/01/27	USD240	236,648
Security	Par (000)	Value
Household Products & Wares (continued)
Clorox Co. (The)
1.80%, 05/15/30	USD150	$134,581
3.10%, 10/01/27	USD85	83,634
3.90%, 05/15/28	USD240	239,224
4.40%, 05/01/29	USD105	105,900
Kimberly-Clark Corp.
1.05%, 09/15/27	USD220	209,396
3.10%, 03/26/30	USD200	192,135
3.20%, 04/25/29	USD250	243,940
3.95%, 11/01/28	USD150	150,194
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	USD850	836,621
		3,075,422
Housewares — 0.0%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	USD245	172,189
Newell Brands Inc.
6.38%, 09/15/27	USD150	150,117
6.38%, 05/15/30(c)	USD225	213,750
6.63%, 09/15/29	USD160	156,400
8.50%, 06/01/28(b)	USD375	385,900
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29(c)	USD115	112,098
5.25%, 12/15/26(c)	USD110	110,007
		1,300,461
Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	USD110	132,334
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	USD225	216,085
6.00%, 08/01/29(b)(c)	USD150	148,496
8.25%, 02/01/29(b)	USD282	293,903
8.50%, 06/15/29(b)	USD150	157,460
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(a)	USD295	298,322
Aflac Inc., 3.60%, 04/01/30	USD300	293,861
AIA Group Ltd.
3.38%, 04/07/30(b)	USD300	291,325
3.60%, 04/09/29(b)	USD315	310,575
5.63%, 10/25/27(b)	USD500	514,919
Alleghany Corp., 3.63%, 05/15/30	USD150	146,724
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	USD250	246,161
5.88%, 11/01/29(b)	USD125	124,718
6.75%, 10/15/27(b)	USD380	381,282
6.75%, 04/15/28(b)	USD400	407,111
Allstate Corp. (The)
3.28%, 12/15/26	USD125	123,859
5.05%, 06/24/29	USD195	200,702
American Financial Group Inc./OH, 5.25%, 04/02/30(c)	USD90	94,029
American International Group Inc.
3.40%, 06/30/30	USD130	124,767
4.85%, 05/07/30	USD150	153,368
Series A-9, 5.75%, 04/01/48(a)	USD50	50,943
American National Global Funding
5.25%, 06/03/30(b)	USD125	127,333
5.55%, 01/28/30(b)	USD190	195,793

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American National Group Inc.
5.00%, 06/15/27	USD81	$81,476
5.75%, 10/01/29	USD140	144,564
AmWINS Group Inc.
4.88%, 06/30/29(b)	USD250	241,413
6.38%, 02/15/29(b)	USD230	234,411
Aon Corp.
2.80%, 05/15/30	USD300	282,047
3.75%, 05/02/29	USD220	217,060
4.50%, 12/15/28	USD145	146,585
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	USD125	122,685
Aon North America Inc.
5.13%, 03/01/27	USD240	242,987
5.15%, 03/01/29	USD330	339,447
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	USD235	242,110
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.27%)(a)(e)	USD200	202,137
Arthur J Gallagher & Co.
4.60%, 12/15/27	USD165	166,571
4.85%, 12/15/29	USD230	234,809
Assurant Inc.
3.70%, 02/22/30	USD120	116,516
4.90%, 03/27/28	USD140	141,662
7.00%, 03/27/48(a)	USD5	5,145
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	USD115	120,786
Athene Global Funding
1.99%, 08/19/28(b)	USD280	261,623
2.45%, 08/20/27(b)	USD75	72,597
2.50%, 03/24/28(b)	USD265	253,218
2.72%, 01/07/29(b)	USD110	103,983
2.95%, 11/12/26(b)	USD80	78,940
4.72%, 10/08/29(b)	USD215	215,592
4.83%, 05/09/28(b)	USD165	166,336
4.95%, 01/07/27(b)	USD325	327,611
5.03%, 07/17/30(b)	USD415	419,907
5.34%, 01/15/27(b)	USD45	45,601
5.35%, 07/09/27(b)	USD150	152,509
5.38%, 01/07/30(b)	USD280	287,372
5.52%, 03/25/27(b)	USD170	172,811
5.58%, 01/09/29(b)	USD350	360,113
Athene Holding Ltd.
4.13%, 01/12/28	USD475	473,398
6.15%, 04/03/30	USD150	159,341
AXA SA, 5.13%, 01/17/47, (1-day SOFR Index + 4.15%)(a)(e)	USD200	201,160
Axis Specialty Finance LLC
3.90%, 07/15/29	USD155	152,824
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	USD75	72,776
Axis Specialty Finance PLC, 4.00%, 12/06/27	USD250	249,061
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	USD155	141,840
2.30%, 03/15/27	USD245	240,156
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	USD175	162,952
Security	Par (000)	Value
Insurance (continued)
5.55%, 04/09/27(b)	USD205	$207,992
5.65%, 06/10/29(b)	USD160	164,120
Brighthouse Financial Inc.
3.70%, 06/22/27	USD220	216,513
5.63%, 05/15/30(c)	USD150	153,189
Broadstreet Partners Group LLC, 5.88%, 04/15/29(b)	USD225	224,061
Brown & Brown Inc.
4.50%, 03/15/29	USD120	120,124
4.60%, 12/23/26	USD150	150,652
4.70%, 06/23/28	USD165	166,416
4.90%, 06/23/30	USD255	258,368
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(e)	USD600	618,015
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(e)(g)	USD800	839,323
Chubb INA Holdings LLC
1.38%, 09/15/30	USD360	316,006
4.65%, 08/15/29	USD230	234,617
Cincinnati Financial Corp., 6.92%, 05/15/28	USD130	138,940
CNA Financial Corp.
2.05%, 08/15/30	USD5	4,478
3.45%, 08/15/27	USD235	232,143
3.90%, 05/01/29	USD120	118,457
CNO Financial Group Inc., 5.25%, 05/30/29	USD110	111,774
CNO Global Funding
2.65%, 01/06/29(b)	USD185	175,361
4.38%, 09/08/28(b)	USD50	49,979
4.88%, 12/10/27(b)	USD170	172,081
4.95%, 09/09/29(b)	USD210	213,858
5.88%, 06/04/27(b)	USD215	220,352
Constellation Insurance Inc., 6.80%, 01/24/30(b)	USD130	131,312
Corebridge Financial Inc.
3.65%, 04/05/27	USD520	515,679
3.85%, 04/05/29	USD400	394,164
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	USD460	471,376
Corebridge Global Funding
4.25%, 08/21/28(b)	USD135	135,248
4.45%, 10/02/30(b)	USD125	124,433
4.65%, 08/20/27(b)	USD245	247,381
4.85%, 06/06/30(b)	USD200	203,093
4.90%, 01/07/28(b)	USD185	187,820
4.90%, 12/03/29(b)	USD125	127,579
5.20%, 01/12/29(b)	USD110	113,026
5.20%, 06/24/29(b)	USD130	133,378
5.90%, 09/19/28(b)	USD120	125,438
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(a)	USD170	167,917
Enstar Group Ltd., 4.95%, 06/01/29	USD170	171,493
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	USD40	38,119
1.70%, 11/12/26(b)	USD230	224,602
1.80%, 03/08/28(b)	USD225	212,931
4.88%, 11/19/27(b)	USD180	182,737
5.00%, 03/27/30(b)	USD200	204,516
5.45%, 03/03/28(b)	USD205	210,431
Equitable Holdings Inc.
4.35%, 04/20/28	USD353	353,874
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.57%, 02/15/29(b)	USD100	$100,409
Essent Group Ltd., 6.25%, 07/01/29	USD155	162,272
F&G Annuities & Life Inc.
6.50%, 06/04/29	USD180	187,696
7.40%, 01/13/28	USD185	194,062
F&G Global Funding
2.00%, 09/20/28(b)	USD80	74,409
2.30%, 04/11/27(b)	USD485	471,901
4.65%, 09/08/28(b)	USD125	125,341
5.88%, 06/10/27(b)	USD120	122,842
5.88%, 01/16/30(b)	USD125	129,494
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	USD200	200,730
4.85%, 04/17/28	USD235	237,996
Farmers Exchange Capital, 7.05%, 07/15/28(b)	USD105	110,621
Fidelity National Financial Inc.
3.40%, 06/15/30	USD200	190,072
4.50%, 08/15/28	USD120	120,465
First American Financial Corp., 4.00%, 05/15/30	USD100	96,758
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	USD450	422,571
Fortitude Global Funding, 4.63%, 10/06/28(b)	USD125	125,102
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	USD225	233,277
GA Global Funding Trust
2.25%, 01/06/27(b)	USD300	293,104
4.40%, 09/23/27(b)	USD150	150,203
4.50%, 09/18/30(b)	USD150	148,027
5.40%, 01/13/30(b)	USD185	190,564
5.50%, 01/08/29(b)	USD355	366,053
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	USD170	167,100
4.70%, 10/15/51, (5-year CMT + 3.80%)(a)(b)	USD235	228,989
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)	USD200	209,641
Globe Life Inc.
2.15%, 08/15/30	USD10	9,035
4.55%, 09/15/28	USD220	222,050
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	USD65	64,806
Guardian Life Global Funding
1.25%, 11/19/27(b)	USD45	42,586
1.40%, 07/06/27(b)(c)	USD65	62,317
1.63%, 09/16/28(b)	USD55	51,380
3.25%, 03/29/27(b)	USD355	351,231
4.18%, 09/26/29(b)	USD125	124,838
4.33%, 10/06/30(b)	USD225	225,050
4.80%, 04/28/30(b)	USD200	204,318
5.55%, 10/28/27(b)	USD435	447,795
5.74%, 10/02/28(b)	USD115	120,148
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(e)	USD200	196,610
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(e)	USD400	419,974
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	USD160	152,127
Security	Par (000)	Value
Insurance (continued)
Horace Mann Educators Corp.
4.70%, 10/01/30	USD100	$99,218
7.25%, 09/15/28	USD75	80,395
HUB International Ltd.
5.63%, 12/01/29(b)	USD165	164,536
7.25%, 06/15/30(b)	USD980	1,023,597
Jackson Financial Inc., 5.17%, 06/08/27	USD135	136,291
Jackson National Life Global Funding
3.05%, 06/21/29(b)(c)	USD55	52,283
4.55%, 09/09/30(b)	USD240	239,379
4.60%, 10/01/29(b)	USD155	156,210
4.70%, 06/05/28(b)	USD150	151,365
4.90%, 01/13/27(b)	USD150	151,033
5.25%, 04/12/28(b)	USD185	188,866
5.35%, 01/13/30(b)	USD150	155,189
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(b)	USD210	220,855
Kemper Corp., 2.40%, 09/30/30	USD5	4,456
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(e)	USD200	203,451
La Mondiale SAM, 5.88%, 01/26/47, (5-year USD ICE Swap + 4.48%)(a)(e)	USD200	201,496
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.69%)(a)(e)	USD600	604,001
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.32%)(a)(b)	USD175	170,775
4.57%, 02/01/29(b)	USD330	331,990
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	USD125	126,153
4.63%, 08/18/30(b)	USD280	280,776
5.30%, 01/13/30(b)	USD250	258,508
Lincoln National Corp.
2.33%, 08/15/30(b)(c)	USD150	136,032
3.05%, 01/15/30	USD205	194,797
3.63%, 12/12/26	USD100	99,335
3.80%, 03/01/28	USD145	143,671
Loews Corp., 3.20%, 05/15/30	USD155	148,304
Manulife Financial Corp.
2.48%, 05/19/27	USD110	107,425
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	USD327	325,121
Markel Group Inc., 3.35%, 09/17/29	USD130	125,170
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	USD460	464,062
4.55%, 11/08/27	USD265	267,813
4.65%, 03/15/30	USD345	350,865
MassMutual Global Funding II
1.55%, 10/09/30(b)	USD300	263,383
4.45%, 03/27/28(b)	USD200	201,745
4.55%, 05/07/30(b)	USD250	252,487
4.85%, 01/17/29(b)	USD200	203,972
4.95%, 01/10/30(b)	USD200	205,027
5.05%, 12/07/27(b)	USD430	438,449
5.05%, 06/14/28(b)	USD210	215,172
5.10%, 04/09/27(b)	USD205	208,014
5.15%, 05/30/29(b)	USD190	195,637
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(a)(b)	USD360	364,062

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27	USD45	$44,881
Met Tower Global Funding
4.00%, 10/01/27(b)	USD150	149,972
4.20%, 09/16/30(b)	USD150	149,420
4.80%, 01/14/28(b)	USD150	152,181
4.85%, 01/16/27(b)	USD150	151,426
5.25%, 04/12/29(b)	USD160	165,718
MetLife Inc., 4.55%, 03/23/30	USD305	310,430
Metropolitan Life Global Funding I
2.95%, 04/09/30(b)	USD310	293,460
3.00%, 09/19/27(b)	USD215	211,105
3.05%, 06/17/29(b)	USD150	144,094
3.30%, 03/21/29(b)	USD150	146,012
4.15%, 08/25/28(b)	USD200	200,580
4.30%, 08/25/29(b)	USD150	150,810
4.40%, 06/30/27(b)	USD395	397,562
4.85%, 01/08/29(b)	USD240	244,929
4.90%, 01/09/30(b)	USD150	153,742
5.05%, 06/11/27(b)	USD155	157,438
5.05%, 01/06/28(b)	USD170	173,547
5.40%, 09/12/28(b)	USD180	186,464
MGIC Investment Corp., 5.25%, 08/15/28	USD315	314,916
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(g)	USD200	202,395
Muang Thai Life Assurance PCL, 3.55%, 01/27/37, (10-year CMT + 2.40%)(a)(e)	USD200	197,068
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)(c)	USD50	50,453
4.75%, 10/15/29(b)	USD130	132,018
5.35%, 04/09/27(b)	USD250	253,978
5.45%, 12/12/28(b)	USD175	180,818
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	USD145	148,031
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	USD120	122,458
New York Life Global Funding
1.20%, 08/07/30(b)	USD300	260,727
3.00%, 01/10/28(b)	USD330	323,374
3.25%, 04/07/27(b)	USD405	401,447
3.90%, 10/01/27(b)	USD225	224,954
4.15%, 07/25/28(b)	USD150	150,537
4.40%, 04/25/28(b)	USD150	151,563
4.60%, 12/05/29(b)	USD200	202,832
4.60%, 06/03/30(b)	USD175	177,757
4.70%, 01/29/29(b)	USD295	300,135
4.85%, 01/09/28(b)	USD445	452,648
4.90%, 04/02/27(b)	USD175	177,391
4.90%, 06/13/28(b)	USD180	183,915
5.00%, 06/06/29(b)	USD120	123,106
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.61%)(a)(b)	USD355	337,197
4.00%, 09/19/47, (5-year USD ICE Swap +2.88%)(a)(b)	USD200	198,016
NLG Global Funding, 5.40%, 01/23/30(b)	USD170	175,568
NMI Holdings Inc., 6.00%, 08/15/29	USD115	119,035
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	USD200	188,844
1.75%, 01/11/27(b)	USD322	313,595
3.30%, 04/04/29(b)	USD130	126,026
Security	Par (000)	Value
Insurance (continued)
4.11%, 09/12/27(b)	USD185	$185,459
4.13%, 08/25/28(b)	USD110	110,392
4.35%, 09/15/27(b)	USD145	146,115
4.49%, 03/21/28(b)	USD210	212,241
4.60%, 06/03/30(b)	USD190	192,890
4.71%, 01/10/29(b)	USD180	183,072
4.90%, 06/12/28(b)	USD125	127,784
4.96%, 01/13/30(b)	USD155	159,082
5.07%, 03/25/27(b)	USD220	223,276
Pacific Life Global Funding II
1.45%, 01/20/28(b)	USD100	94,489
1.60%, 09/21/28(b)	USD55	51,135
4.45%, 05/01/28(b)	USD200	202,109
4.50%, 08/28/29(b)	USD135	136,225
4.85%, 02/10/30(b)	USD150	153,094
4.90%, 01/11/29(b)	USD70	71,521
5.50%, 07/18/28(b)	USD410	424,585
PartnerRe Finance B LLC, 3.70%, 07/02/29	USD195	190,934
Pricoa Global Funding I
4.40%, 08/27/27(b)	USD170	171,166
4.70%, 05/28/30(b)	USD170	172,778
5.10%, 05/30/28(b)	USD410	419,792
Principal Financial Group Inc.
2.13%, 06/15/30	USD200	181,323
3.70%, 05/15/29	USD100	98,176
4.11%, 02/15/28(b)	USD195	194,132
Principal Life Global Funding II
1.50%, 11/17/26(b)	USD300	292,343
1.50%, 08/27/30(b)	USD150	131,414
2.50%, 09/16/29(b)	USD150	140,473
4.25%, 08/18/28(b)	USD40	40,107
4.60%, 08/19/27(b)	USD185	186,635
4.80%, 01/09/28(b)	USD100	101,193
4.95%, 11/27/29(b)	USD145	148,196
5.00%, 01/16/27(b)	USD115	116,238
5.10%, 01/25/29(b)	USD200	204,965
5.50%, 06/28/28(b)	USD285	294,137
Progressive Corp. (The)
2.45%, 01/15/27	USD35	34,408
2.50%, 03/15/27	USD310	304,085
3.20%, 03/26/30	USD140	134,765
4.00%, 03/01/29	USD205	205,207
6.63%, 03/01/29	USD5	5,401
Protective Life Corp.
3.40%, 01/15/30(b)	USD130	124,821
4.30%, 09/30/28(b)	USD80	80,078
Protective Life Global Funding
1.74%, 09/21/30(b)	USD250	220,448
1.90%, 07/06/28(b)	USD25	23,574
4.34%, 09/13/27(b)	USD150	150,875
4.71%, 07/06/27(b)	USD205	206,911
4.77%, 12/09/29(b)	USD160	162,849
4.80%, 06/05/30(b)	USD150	152,287
4.99%, 01/12/27(b)	USD150	151,402
5.22%, 06/12/29(b)	USD150	154,871
5.47%, 12/08/28(b)	USD155	160,617
5.76%, 07/05/30(b)(c)	USD300	316,654
Prudential Financial Inc.
2.10%, 03/10/30	USD170	157,033
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	USD200	186,258
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.88%, 03/27/28	USD415	$414,872
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	USD185	182,254
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	USD235	237,379
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(e)	USD400	382,298
3.13%, 04/14/30	USD300	288,052
Reinsurance Group of America Inc.
3.15%, 06/15/30	USD225	212,758
3.90%, 05/15/29	USD245	242,182
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	USD85	82,906
RenaissanceRe Finance Inc., 3.45%, 07/01/27	USD35	34,535
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	USD120	117,266
RGA Global Funding
2.70%, 01/18/29(b)	USD140	133,013
4.35%, 08/25/28(b)	USD100	100,182
5.25%, 01/09/30(b)	USD165	170,804
5.45%, 05/24/29(b)	USD215	222,925
6.00%, 11/21/28(b)	USD145	152,124
Ryan Specialty LLC, 4.38%, 02/01/30(b)	USD120	117,045
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	USD200	198,269
Sammons Financial Group Global Funding
4.95%, 06/12/30(b)	USD110	111,346
5.05%, 01/10/28(b)	USD165	167,602
5.10%, 12/10/29(b)(c)	USD140	143,991
Sammons Financial Group Inc., 4.45%, 05/12/27(b)	USD60	59,878
SiriusPoint Ltd., 7.00%, 04/05/29	USD120	126,546
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)	USD485	480,443
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	USD225	227,071
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(e)	USD200	208,539
Unum Group, 4.00%, 06/15/29	USD105	103,527
Western-Southern Global Funding
4.50%, 07/16/28(b)	USD75	75,494
4.90%, 05/01/30(b)	USD125	127,951
Willis North America Inc.
2.95%, 09/15/29	USD200	189,838
4.50%, 09/15/28	USD210	211,301
4.65%, 06/15/27	USD497	500,213
		65,024,090
Internet — 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	USD865	855,578
4.88%, 05/26/30	USD300	310,449
Alphabet Inc.
0.80%, 08/15/27	USD345	328,093
1.10%, 08/15/30	USD555	486,774
4.00%, 05/15/30	USD290	291,021
Amazon.com Inc.
1.20%, 06/03/27	USD537	515,992
1.50%, 06/03/30	USD660	591,446
1.65%, 05/12/28	USD670	635,263
Security	Par (000)	Value
Internet (continued)
3.15%, 08/22/27	USD1,225	$1,212,089
3.30%, 04/13/27	USD728	722,770
3.45%, 04/13/29	USD420	413,599
4.55%, 12/01/27	USD890	902,741
4.65%, 12/01/29	USD420	430,747
ANGI Group LLC, 3.88%, 08/15/28(b)	USD180	166,196
AppLovin Corp., 5.13%, 12/01/29	USD310	316,479
Arches Buyer Inc.
4.25%, 06/01/28(b)	USD315	307,896
6.13%, 12/01/28(b)	USD160	156,255
Baidu Inc.
1.63%, 02/23/27	USD160	155,131
3.43%, 04/07/30	USD200	194,229
3.63%, 07/06/27	USD80	79,453
4.38%, 03/29/28	USD200	201,287
Booking Holdings Inc., 3.55%, 03/15/28	USD115	113,778
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	USD135	132,159
5.63%, 09/15/28(b)	USD130	128,195
Cars.com Inc., 6.38%, 11/01/28(b)	USD125	124,603
Cogent Communications Group LLC/Cogent Finance Inc.
7.00%, 06/15/27(b)	USD85	84,688
7.00%, 06/15/27(b)	USD150	149,621
eBay Inc.
2.70%, 03/11/30	USD335	313,451
3.60%, 06/05/27	USD181	179,711
5.95%, 11/22/27	USD25	25,905
Expedia Group Inc.
3.25%, 02/15/30	USD375	357,908
3.80%, 02/15/28	USD395	391,715
4.63%, 08/01/27	USD326	328,027
Gen Digital Inc.
6.75%, 09/30/27(b)	USD270	274,257
7.13%, 09/30/30(b)	USD175	180,600
Getty Images Inc.
10.50%, 11/15/30(b)	USD115	115,954
11.25%, 02/21/30(b)	USD155	153,855
14.00%, 03/01/28(b)(c)	USD130	126,379
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	USD255	243,053
5.25%, 12/01/27(b)	USD225	224,847
GrubHub Holdings Inc., 13.00%, 07/31/30, (13.00% PIK)(b)(f)	USD170	143,234
ION Platform Finance U.S. Inc./ION Platform Finance SARL
4.63%, 05/01/28(b)	USD200	187,808
5.75%, 05/15/28(b)	USD200	190,890
8.75%, 05/01/29(b)	USD200	202,995
9.00%, 08/01/29(b)	USD200	202,529
9.50%, 05/30/29(b)	USD200	204,278
JD.com Inc., 3.38%, 01/14/30	USD235	228,459
Match Group Holdings II LLC
4.13%, 08/01/30(b)	USD145	136,615
4.63%, 06/01/28(b)	USD153	150,816
5.00%, 12/15/27(b)	USD140	139,559
5.63%, 02/15/29(b)	USD105	104,706
Meituan
4.50%, 04/02/28(e)	USD400	400,455
4.63%, 10/02/29(e)	USD400	401,091

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Meta Platforms Inc.
3.50%, 08/15/27	USD775	$770,629
4.20%, 11/15/30	USD655	654,227
4.30%, 08/15/29	USD345	348,228
4.60%, 05/15/28	USD440	447,262
4.80%, 05/15/30	USD330	339,437
Netflix Inc.
4.38%, 11/15/26	USD268	269,102
4.88%, 04/15/28	USD624	637,011
4.88%, 06/15/30(b)	USD315	322,677
5.38%, 11/15/29(b)	USD285	297,611
5.88%, 11/15/28	USD615	646,734
6.38%, 05/15/29	USD260	279,060
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)	USD150	88,407
11.75%, 10/15/28(b)	USD160	105,571
Prosus NV
3.26%, 01/19/27(e)	USD400	393,873
3.68%, 01/21/30(e)	USD200	192,076
4.85%, 07/06/27(e)	USD200	201,565
Rakuten Group Inc.
8.13%, (5-year CMT + 4.25%)(a)(b)(g)	USD175	182,491
9.75%, 04/15/29(b)	USD575	644,245
11.25%, 02/15/27(b)	USD555	599,961
Tencent Holdings Ltd.
2.39%, 06/03/30(e)	USD600	560,142
3.60%, 01/19/28(e)	USD800	794,320
3.98%, 04/11/29(e)	USD800	799,815
Uber Technologies Inc.
4.30%, 01/15/30	USD360	360,859
4.50%, 08/15/29(b)	USD510	509,236
VeriSign Inc., 4.75%, 07/15/27	USD105	104,955
Wayfair LLC
7.25%, 10/31/29(b)	USD255	263,702
7.75%, 09/15/30(b)	USD200	211,080
Ziff Davis Inc., 4.63%, 10/15/30(b)	USD135	127,028
		26,766,933
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(e)	USD200	203,851
Algoma Steel Inc., 9.13%, 04/15/29(b)	USD125	102,432
ArcelorMittal SA
4.25%, 07/16/29	USD100	99,943
6.55%, 11/29/27	USD452	470,116
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	USD103	92,705
Carpenter Technology Corp.
6.38%, 07/15/28	USD135	135,405
7.63%, 03/15/30	USD75	77,292
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	USD125	122,321
6.75%, 04/15/30(b)	USD230	235,142
6.88%, 11/01/29(b)	USD270	277,432
Commercial Metals Co., 4.13%, 01/15/30	USD90	86,560
CSN Inova Ventures, 6.75%, 01/28/28(e)	USD400	372,394
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(e)	USD200	208,691
GUSAP III LP, 4.25%, 01/21/30(e)	USD200	200,599
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	USD100	107,406
Security	Par (000)	Value
Iron & Steel (continued)
Krakatau Posco PT
6.38%, 06/11/27(e)	USD200	$203,839
6.38%, 06/11/29(e)	USD200	206,747
Metinvest BV, 7.75%, 10/17/29(e)	USD200	150,747
Mineral Resources Ltd.
8.00%, 11/01/27(b)	USD215	219,297
8.50%, 05/01/30(b)	USD175	182,107
9.25%, 10/01/28(b)	USD360	377,545
Nucor Corp.
2.70%, 06/01/30	USD150	140,707
3.95%, 05/01/28	USD80	79,876
4.30%, 05/23/27	USD285	286,270
4.65%, 06/01/30	USD155	157,699
POSCO
4.50%, 08/04/27(e)	USD204	204,606
5.75%, 01/17/28(e)	USD385	396,657
POSCO Holdings Inc., 5.13%, 05/07/30(e)	USD200	204,825
Reliance Inc., 2.15%, 08/15/30	USD5	4,513
Steel Dynamics Inc.
1.65%, 10/15/27	USD15	14,329
3.45%, 04/15/30	USD180	173,411
5.00%, 12/15/26	USD90	90,145
U.S. Steel Corp., 6.88%, 03/01/29	USD150	151,011
Vale Overseas Ltd., 3.75%, 07/08/30	USD460	443,821
		6,480,441
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	USD110	114,061
Brunswick Corp., 5.85%, 03/18/29	USD135	139,389
Carnival Corp.
4.00%, 08/01/28(b)	USD830	816,588
5.13%, 05/01/29(b)	USD175	177,114
5.75%, 03/15/30(b)	USD320	329,639
6.00%, 05/01/29(b)	USD625	634,375
6.65%, 01/15/28	USD83	86,129
7.00%, 08/15/29(b)	USD95	99,875
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	USD145	142,852
5.95%, 06/11/29(b)	USD170	177,393
6.50%, 03/10/28(b)	USD275	287,117
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	USD200	203,772
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)	USD165	129,953
NCL Corp. Ltd., 7.75%, 02/15/29(b)	USD185	197,681
NCL Finance Ltd., 6.13%, 03/15/28(b)	USD185	188,954
Polaris Inc., 6.95%, 03/15/29	USD165	175,486
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	USD170	167,329
5.38%, 07/15/27(b)	USD350	352,778
5.50%, 04/01/28(b)	USD515	523,819
7.50%, 10/15/27	USD185	195,431
Sabre GLBL Inc.
8.63%, 06/01/27(b)	USD121	121,887
10.75%, 11/15/29(b)	USD169	160,548
11.13%, 07/15/30(b)	USD450	425,373
11.25%, 12/15/27(b)(c)	USD100	102,346
Sunny Express Enterprises Corp.
2.95%, 03/01/27(e)	USD200	197,061
3.00%, 10/23/29(e)	USD200	192,820
3.13%, 04/23/30(e)	USD200	193,000
Viking Cruises Ltd., 7.00%, 02/15/29(b)	USD160	160,987
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD100	$100,006
VOC Escrow Ltd., 5.00%, 02/15/28(b)	USD220	219,564
		7,013,327
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	USD310	308,771
Choice Hotels International Inc., 3.70%, 12/01/29	USD105	100,857
Fortune Star BVI Ltd.
5.05%, 01/27/27(e)	USD200	197,558
8.50%, 05/19/28(e)	USD400	417,603
Full House Resorts Inc., 8.25%, 02/15/28(b)(c)	USD150	133,178
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	USD200	207,082
Gohl Capital Ltd., 4.25%, 01/24/27(e)	USD400	396,074
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	USD220	212,669
4.88%, 01/15/30	USD300	299,369
5.75%, 05/01/28(b)	USD155	155,144
5.88%, 04/01/29(b)	USD185	188,918
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	USD305	292,522
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD215	214,898
Hyatt Hotels Corp.
4.38%, 09/15/28	USD240	240,456
5.05%, 03/30/28	USD75	76,312
5.25%, 06/30/29	USD220	225,838
5.75%, 01/30/27	USD50	50,866
5.75%, 04/23/30	USD115	119,696
Las Vegas Sands Corp.
3.90%, 08/08/29	USD350	339,480
5.63%, 06/15/28	USD285	291,345
5.90%, 06/01/27	USD185	188,471
6.00%, 08/15/29	USD125	130,149
6.00%, 06/14/30	USD90	94,120
Marriott International Inc./MD
4.20%, 07/15/27	USD65	65,186
4.80%, 03/15/30	USD140	142,660
4.88%, 05/15/29	USD235	239,686
4.90%, 04/15/29	USD245	250,054
5.00%, 10/15/27	USD330	335,260
5.55%, 10/15/28	USD195	202,508
Series AA, 4.65%, 12/01/28	USD45	45,598
Series FF, 4.63%, 06/15/30	USD320	323,471
Series X, 4.00%, 04/15/28	USD160	159,629
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	USD165	158,864
4.75%, 01/15/28	USD105	103,810
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	USD345	338,693
5.63%, 07/17/27(e)	USD265	264,466
5.75%, 07/21/28(b)	USD300	299,179
MGM China Holdings Ltd., 4.75%, 02/01/27(b)	USD260	259,054
MGM Resorts International
4.75%, 10/15/28(c)	USD220	218,647
5.50%, 04/15/27	USD219	220,162
Security	Par (000)	Value
Lodging (continued)
6.13%, 09/15/29	USD250	$254,516
Sands China Ltd.
2.30%, 03/08/27	USD245	238,031
2.85%, 03/08/29	USD200	189,341
4.38%, 06/18/30	USD200	196,755
5.40%, 08/08/28	USD460	469,502
Station Casinos LLC, 4.50%, 02/15/28(b)	USD230	226,459
Studio City Co. Ltd., 7.00%, 02/15/27(b)	USD130	130,542
Studio City Finance Ltd.
5.00%, 01/15/29(b)	USD350	334,846
6.50%, 01/15/28(b)	USD160	159,662
Travel & Leisure Co., 4.63%, 03/01/30(b)	USD115	111,553
Travel + Leisure Co.
4.50%, 12/01/29(b)	USD175	169,764
6.00%, 04/01/27	USD135	136,592
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	USD175	171,866
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	USD268	268,482
Wynn Macau Ltd.
5.13%, 12/15/29(b)	USD275	270,750
5.50%, 10/01/27(b)	USD245	244,764
5.63%, 08/26/28(b)	USD425	424,021
		12,505,749
Machinery — 0.4%
AGCO Corp., 5.45%, 03/21/27	USD145	147,001
ATS Corp., 4.13%, 12/15/28(b)	USD105	101,269
BWX Technologies Inc.
4.13%, 06/30/28(b)	USD125	122,172
4.13%, 04/15/29(b)	USD125	121,890
Caterpillar Financial Services Corp.
1.10%, 09/14/27	USD220	209,296
1.70%, 01/08/27	USD250	243,826
3.60%, 08/12/27	USD395	393,537
4.38%, 08/16/29(c)	USD180	182,662
4.40%, 10/15/27	USD165	166,667
4.40%, 03/03/28	USD100	101,091
4.50%, 01/07/27	USD175	176,210
4.50%, 01/08/27	USD215	216,562
4.60%, 11/15/27	USD345	350,004
4.70%, 11/15/29	USD305	312,683
4.80%, 01/08/30	USD125	129,179
4.85%, 02/27/29	USD150	154,134
5.00%, 05/14/27	USD160	162,721
Series K, 4.10%, 08/15/28	USD155	155,764
Caterpillar Inc.
2.60%, 09/19/29	USD140	133,260
2.60%, 04/09/30	USD260	245,056
Chart Industries Inc., 7.50%, 01/01/30(b)	USD435	453,519
CNH Industrial Capital LLC
4.50%, 10/08/27	USD75	75,493
4.50%, 10/16/30	USD125	124,811
4.55%, 04/10/28	USD280	281,949
4.75%, 03/21/28	USD105	106,278
5.10%, 04/20/29	USD235	240,570
5.50%, 01/12/29	USD190	196,588
CNH Industrial NV, 3.85%, 11/15/27	USD140	139,313
Deere & Co.
3.10%, 04/15/30	USD200	192,306
5.38%, 10/16/29	USD150	157,862

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Deere Funding Canada Corp., 4.15%, 10/09/30	USD115	$114,791
Dover Corp., 2.95%, 11/04/29	USD100	95,337
Eaton Capital ULC, 4.45%, 05/09/30	USD160	161,491
Esab Corp., 6.25%, 04/15/29(b)	USD180	184,244
GrafTech Finance Inc., 4.63%, 12/23/29(b)(c)	USD170	125,457
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(b)	USD155	136,895
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	USD295	304,815
IDEX Corp.
3.00%, 05/01/30	USD150	141,555
4.95%, 09/01/29	USD160	163,506
Ingersoll Rand Inc.
5.18%, 06/15/29	USD220	227,185
5.20%, 06/15/27	USD275	279,215
5.40%, 08/14/28	USD180	185,988
John Deere Capital Corp.
1.50%, 03/06/28	USD50	47,314
1.75%, 03/09/27	USD110	106,989
2.35%, 03/08/27	USD320	313,659
2.45%, 01/09/30	USD205	192,698
2.80%, 09/08/27	USD175	171,826
2.80%, 07/18/29	USD165	158,088
3.05%, 01/06/28	USD75	73,757
3.35%, 04/18/29	USD200	195,824
3.45%, 03/07/29	USD200	196,746
4.15%, 09/15/27	USD415	417,269
4.20%, 07/15/27	USD275	276,597
4.50%, 01/08/27	USD310	312,225
4.50%, 01/16/29	USD315	319,562
4.65%, 01/07/28	USD220	223,469
4.70%, 06/10/30	USD300	307,251
4.75%, 01/20/28	USD470	478,285
4.85%, 03/05/27	USD145	146,783
4.85%, 06/11/29	USD215	220,966
4.85%, 10/11/29	USD110	113,528
4.90%, 06/11/27	USD310	315,119
4.90%, 03/03/28	USD126	128,826
4.95%, 07/14/28	USD500	513,165
Series I, 4.25%, 06/05/28	USD240	241,956
Series I, 4.55%, 06/05/30	USD200	203,097
Komatsu Finance America Inc.
4.20%, 09/18/30(b)	USD200	199,279
5.50%, 10/06/27(b)	USD55	56,297
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	USD168	178,348
Mueller Water Products Inc., 4.00%, 06/15/29(b)	USD140	135,081
Nordson Corp.
4.50%, 12/15/29	USD160	161,246
5.60%, 09/15/28	USD170	176,076
nVent Finance SARL, 4.55%, 04/15/28	USD195	195,475
Oshkosh Corp.
3.10%, 03/01/30	USD90	85,474
4.60%, 05/15/28	USD30	30,233
Otis Worldwide Corp.
2.29%, 04/05/27	USD100	97,593
2.57%, 02/15/30	USD460	428,905
5.25%, 08/16/28	USD250	257,430
Security	Par (000)	Value
Machinery (continued)
Regal Rexnord Corp.
6.05%, 04/15/28	USD410	$423,856
6.30%, 02/15/30	USD350	370,367
Rockwell Automation Inc., 3.50%, 03/01/29	USD125	122,576
SPX FLOW Inc., 8.75%, 04/01/30(b)	USD150	153,412
Terex Corp., 5.00%, 05/15/29(b)	USD175	171,770
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	USD475	474,369
Vertiv Group Corp., 4.13%, 11/15/28(b)	USD275	270,934
Weir Group Inc., 5.35%, 05/06/30(b)	USD250	256,636
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	USD306	303,645
4.70%, 09/15/28	USD409	413,755
4.90%, 05/29/30	USD150	153,445
Xylem Inc./New York
1.95%, 01/30/28	USD155	148,155
3.25%, 11/01/26	USD47	46,575
		18,900,083
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	USD295	277,057
2.88%, 10/15/27	USD350	342,755
3.05%, 04/15/30	USD190	181,147
3.38%, 03/01/29	USD225	219,864
3.63%, 09/14/28	USD140	138,533
4.80%, 03/15/30	USD185	189,341
Amsted Industries Inc., 4.63%, 05/15/30(b)	USD120	117,494
Axon Enterprise Inc., 6.13%, 03/15/30(b)	USD260	268,036
Calderys Financing LLC, 11.25%, 06/01/28(b)	USD175	185,090
Eaton Corp.
3.10%, 09/15/27	USD260	256,798
4.35%, 05/18/28	USD120	121,232
Entegris Inc.
3.63%, 05/01/29(b)	USD120	114,165
4.38%, 04/15/28(b)	USD125	122,780
4.75%, 04/15/29(b)	USD535	531,310
5.95%, 06/15/30(b)	USD265	268,799
Hillenbrand Inc., 6.25%, 02/15/29	USD145	148,906
Illinois Tool Works Inc., 2.65%, 11/15/26	USD183	181,010
LSB Industries Inc., 6.25%, 10/15/28(b)	USD151	149,168
Maxam Prill Sarl, 7.75%, 07/15/30(b)	USD150	153,161
Parker-Hannifin Corp.
3.25%, 06/14/29	USD300	291,558
4.25%, 09/15/27	USD515	517,345
4.50%, 09/15/29	USD305	309,413
Pentair Finance SARL, 4.50%, 07/01/29	USD110	110,581
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	USD350	333,088
3.40%, 03/16/27(b)	USD405	402,577
Siemens Funding BV
4.35%, 05/26/28(b)	USD200	201,943
4.60%, 05/28/30(b)	USD405	411,513
Teledyne Technologies Inc., 2.25%, 04/01/28	USD120	114,812
Textron Inc.
3.00%, 06/01/30	USD200	188,520
3.38%, 03/01/28	USD75	73,531
3.65%, 03/15/27	USD175	173,632
3.90%, 09/17/29	USD115	113,059
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Trinity Industries Inc., 7.75%, 07/15/28(b)	USD152	$157,525
		7,365,743
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29(c)	USD42	36,090
10.25%, 01/15/29(b)	USD275	288,805
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	USD62	23,557
Belo Corp.
7.25%, 09/15/27	USD115	119,885
7.75%, 06/01/27	USD63	65,736
Block Communications Inc., 4.88%, 03/01/28(b)	USD105	98,612
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30(b)	USD825	771,837
4.75%, 03/01/30(b)	USD930	882,785
5.00%, 02/01/28(b)	USD755	747,387
5.13%, 05/01/27(b)	USD935	929,671
5.38%, 06/01/29(b)	USD455	449,741
6.38%, 09/01/29(b)	USD460	464,436
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD385	358,221
3.75%, 02/15/28	USD355	349,667
4.20%, 03/15/28	USD452	449,510
5.05%, 03/30/29	USD410	413,829
6.10%, 06/01/29	USD455	475,936
Comcast Corp.
2.35%, 01/15/27	USD459	450,371
2.65%, 02/01/30	USD480	449,291
3.15%, 02/15/28	USD595	583,991
3.30%, 02/01/27	USD421	417,305
3.30%, 04/01/27	USD260	257,306
3.40%, 04/01/30	USD540	521,376
3.55%, 05/01/28	USD217	214,787
4.15%, 10/15/28	USD1,240	1,242,087
4.25%, 10/15/30	USD500	498,979
4.55%, 01/15/29	USD450	455,867
5.10%, 06/01/29	USD300	309,032
5.35%, 11/15/27(c)	USD231	236,869
Cox Communications Inc.
3.50%, 08/15/27(b)	USD147	145,071
5.45%, 09/15/28(b)	USD325	334,229
CSC Holdings LLC
5.38%, 02/01/28(b)	USD305	252,748
5.50%, 04/15/27(b)	USD405	376,650
5.75%, 01/15/30(b)	USD645	241,882
6.50%, 02/01/29(b)	USD555	381,626
7.50%, 04/01/28(b)	USD310	211,802
11.25%, 05/15/28(b)	USD305	267,179
11.75%, 01/31/29(b)	USD645	508,523
Directv Financing LLC, 8.88%, 02/01/30(b)	USD755	751,071
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	USD455	454,708
Discovery Communications LLC
3.63%, 05/15/30	USD200	185,490
3.95%, 03/20/28	USD369	361,963
4.13%, 05/15/29	USD225	217,902
Security	Par (000)	Value
Media (continued)
DISH DBS Corp.
5.25%, 12/01/26(b)	USD810	$796,983
5.75%, 12/01/28(b)	USD775	743,841
7.38%, 07/01/28	USD300	280,274
5.13%, 06/01/29	USD450	388,616
DISH Network Corp., 11.75%, 11/15/27(b)	USD1,025	1,078,562
EW Scripps Co. (The), 9.88%, 08/15/30(b)	USD220	208,726
FactSet Research Systems Inc., 2.90%, 03/01/27	USD190	186,720
Fox Corp.
3.50%, 04/08/30	USD35	33,821
4.71%, 01/25/29	USD535	541,387
Gray Television Inc.
4.75%, 10/15/30(b)	USD75	53,295
10.50%, 07/15/29(b)	USD580	624,675
iHeartCommunications Inc.
4.75%, 01/15/28(b)(c)	USD10	9,100
7.75%, 08/15/30(b)	USD195	163,719
9.13%, 05/01/29(b)	USD202	186,027
10.88%, 05/01/30(b)	USD216	155,616
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	USD215	129,857
6.75%, 10/15/27(b)	USD390	243,786
Liberty Interactive LLC, 8.25%, 02/01/30	USD150	12,162
McGraw-Hill Education Inc.
5.75%, 08/01/28(b)	USD265	264,489
8.00%, 08/01/29(b)	USD200	201,670
News Corp., 3.88%, 05/15/29(b)	USD335	323,111
Nexstar Media Inc.
4.75%, 11/01/28(b)	USD330	324,774
5.63%, 07/15/27(b)	USD515	514,597
Paramount Global
2.90%, 01/15/27	USD94	92,284
3.38%, 02/15/28	USD315	306,738
3.70%, 06/01/28	USD89	87,098
4.20%, 06/01/29	USD250	244,838
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(a)	USD205	200,401
6.38%, 03/30/62, (5-year CMT + 4.00%)(a)	USD305	300,680
7.88%, 07/30/30	USD130	143,728
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(b)(c)(f)	USD167	105,553
Scripps Escrow II Inc., 3.88%, 01/15/29(b)(c)	USD170	153,656
Sinclair Television Group Inc., 5.50%, 03/01/30(b)(c)	USD190	161,353
Sirius XM Radio LLC
4.00%, 07/15/28(b)	USD570	554,115
4.13%, 07/01/30(b)	USD425	400,186
5.00%, 08/01/27(b)	USD480	479,356
5.50%, 07/01/29(b)	USD380	380,394
TCI Communications Inc., 7.13%, 02/15/28	USD220	234,307
TEGNA Inc.
4.63%, 03/15/28	USD315	311,757
5.00%, 09/15/29	USD315	312,325
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(e)	USD200	190,529
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD200	198,366
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	USD295	290,914

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Univision Communications Inc.
4.50%, 05/01/29(b)	USD335	$314,945
7.38%, 06/30/30(b)	USD265	266,205
8.00%, 08/15/28(b)	USD390	401,700
Urban One Inc., 7.38%, 02/01/28(b)	USD180	91,619
Videotron Ltd.
3.63%, 06/15/29(b)	USD145	140,466
5.13%, 04/15/27(b)	USD300	300,024
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	USD275	245,372
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	USD265	246,337
5.50%, 05/15/29(b)	USD420	412,083
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD165	161,457
Walt Disney Co. (The)
2.00%, 09/01/29	USD670	622,962
2.20%, 01/13/28	USD370	357,153
3.38%, 11/15/26	USD105	104,453
3.70%, 03/23/27	USD265	264,613
3.80%, 03/22/30	USD400	396,104
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD170	150,094
Ziggo BV, 4.88%, 01/15/30(b)	USD290	273,597
		34,617,380
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	USD105	104,675
6.38%, 06/15/30(b)	USD150	152,736
Park-Ohio Industries Inc., 8.50%, 08/01/30(b)	USD100	101,991
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	USD150	146,759
Timken Co. (The), 4.50%, 12/15/28	USD155	155,562
TMS International Corp./DE, 6.25%, 04/15/29(b)	USD115	113,324
		775,047
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	USD150	145,964
6.13%, 05/15/28(b)	USD105	105,047
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	USD150	153,778
Anglo American Capital PLC
2.63%, 09/10/30(e)	USD200	183,720
3.88%, 03/16/29(e)	USD200	196,893
4.50%, 03/15/28(b)	USD270	271,149
4.75%, 04/10/27(b)	USD225	226,505
5.63%, 04/01/30(e)	USD200	208,987
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	USD230	223,053
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	USD200	212,531
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	USD389	394,854
5.00%, 02/21/30	USD295	304,270
5.10%, 09/08/28	USD340	349,521
Chinalco Capital Holdings Ltd.
2.95%, 02/24/27(e)	USD200	196,992
4.75%, 02/14/28(e)	USD200	202,763
Coeur Mining Inc., 5.13%, 02/15/29(b)	USD105	103,918
Security	Par (000)	Value
Mining (continued)
Compass Minerals International Inc.
6.75%, 12/01/27(b)(c)	USD139	$139,164
8.00%, 07/01/30(b)	USD190	197,758
Constellium SE
3.75%, 04/15/29(b)	USD150	143,228
5.63%, 06/15/28(b)	USD35	34,928
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(e)	USD400	379,317
3.15%, 01/14/30(e)	USD200	189,700
3.63%, 08/01/27(e)	USD600	592,997
Eldorado Gold Corp., 6.25%, 09/01/29	USD200	200,237
Endeavour Mining PLC, 7.00%, 05/28/30(e)	USD200	206,398
First Quantum Minerals Ltd., 9.38%, 03/01/29(e)	USD400	423,417
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(b)	USD225	223,946
5.88%, 04/15/30(b)	USD150	154,874
Freeport Indonesia PT, 4.76%, 04/14/27(e)	USD200	200,925
Freeport-McMoRan Inc.
4.13%, 03/01/28	USD310	308,623
4.25%, 03/01/30	USD60	59,521
4.38%, 08/01/28	USD175	174,472
4.63%, 08/01/30	USD205	205,176
Glencore Funding LLC
2.50%, 09/01/30(b)	USD300	274,284
3.88%, 10/27/27(b)	USD95	94,411
4.00%, 03/27/27(b)	USD410	408,700
4.88%, 03/12/29(b)	USD15	15,228
4.91%, 04/01/28(b)	USD55	55,876
5.19%, 04/01/30(b)	USD250	257,388
5.34%, 04/04/27(b)	USD225	228,413
5.37%, 04/04/29(b)	USD470	484,814
5.40%, 05/08/28(b)	USD420	431,224
6.13%, 10/06/28(b)	USD180	188,844
6.38%, 10/06/30(b)	USD300	323,991
Hecla Mining Co., 7.25%, 02/15/28	USD91	91,616
Hudbay Minerals Inc., 6.13%, 04/01/29(e)	USD180	181,978
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(e)	USD200	206,653
6.53%, 11/15/28(e)	USD200	214,350
Industrias Penoles SAB de CV, 4.15%, 09/12/29(e)	USD200	197,405
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	USD110	112,977
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	USD170	170,000
Kinross Gold Corp., 4.50%, 07/15/27	USD125	125,530
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	USD43	42,388
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	USD180	172,688
Nickel Industries Ltd., 9.00%, 09/30/30(b)	USD200	206,373
Novelis Corp.
4.75%, 01/30/30(b)	USD500	482,691
6.88%, 01/30/30(b)	USD225	233,550
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	USD60	62,568
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	USD270	291,345
Rio Tinto Finance USA PLC
4.38%, 03/12/27	USD115	115,796
4.50%, 03/14/28	USD220	222,386
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.88%, 03/14/30	USD635	$651,496
SDG Finance Ltd., 4.60%, 05/21/28(e)	USD200	201,084
Stillwater Mining Co.
4.00%, 11/16/26(e)	USD200	197,753
4.50%, 11/16/29(e)	USD200	186,730
Taseko Mines Ltd., 8.25%, 05/01/30(b)	USD150	158,658
Vedanta Resources Finance II PLC
9.48%, 07/24/30(e)	USD200	202,717
10.88%, 09/17/29(e)	USD400	418,588
WE Soda Investments Holding PLC, 9.50%, 10/06/28(e)	USD200	200,334
		15,425,453
Multi-National — 0.1%
Dexia SA
4.50%, 03/19/27(b)	USD625	629,201
4.75%, 01/24/30(b)	USD250	257,043
ICDPS Sukuk Ltd., 4.95%, 02/14/29(e)	USD200	204,246
International Bank for Reconstruction & Development, 4.50%, 06/26/28	USD25	25,085
International Development Association, 4.88%, 11/01/28(b)	USD930	960,828
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(e)	USD200	197,989
4.05%, 10/15/29(e)	USD400	402,225
4.60%, 03/14/28(e)	USD2,300	2,337,801
New Development Bank, 4.38%, 03/31/28(e)	USD350	352,979
		5,367,397
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	USD326	320,166
3.25%, 02/15/29	USD265	253,803
3.28%, 12/01/28	USD140	135,215
4.25%, 04/01/28	USD245	243,467
5.10%, 03/01/30	USD215	218,911
Pitney Bowes Inc.
6.88%, 03/15/27(b)	USD120	120,590
7.25%, 03/15/29(b)	USD105	106,016
Xerox Holdings Corp.
5.50%, 08/15/28(b)(c)	USD240	115,167
8.88%, 11/30/29(b)(c)	USD135	59,001
		1,572,336
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	USD100	99,889
Steelcase Inc., 5.13%, 01/18/29	USD150	146,874
		246,763
Oil & Gas — 1.4%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(e)	USD200	201,221
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	USD310	321,685
Aker BP ASA
3.75%, 01/15/30(b)	USD250	241,131
5.60%, 06/13/28(b)	USD185	190,427
Antero Resources Corp.
5.38%, 03/01/30(b)	USD155	156,133
7.63%, 02/01/29(b)	USD255	259,545
APA Corp., Series ., 4.25%, 01/15/30	USD120	117,103
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	USD130	129,608
Azule Energy Finance PLC, 8.13%, 01/23/30(e)	USD400	402,199
Security	Par (000)	Value
Oil & Gas (continued)
Bapco Energies BSCC
7.50%, 10/25/27(e)	USD200	$208,569
8.38%, 11/07/28(e)	USD200	216,846
Baytex Energy Corp., 8.50%, 04/30/30(b)	USD250	255,981
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	USD150	150,150
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(e)	USD356	356,056
BP Capital Markets America Inc.
1.75%, 08/10/30	USD300	268,233
3.02%, 01/16/27	USD265	262,191
3.54%, 04/06/27	USD205	203,820
3.59%, 04/14/27	USD300	298,364
3.63%, 04/06/30	USD380	372,425
3.94%, 09/21/28	USD175	174,678
4.23%, 11/06/28	USD629	632,432
4.70%, 04/10/29	USD390	396,943
4.87%, 11/25/29	USD210	215,338
4.97%, 10/17/29	USD240	247,011
5.02%, 11/17/27	USD400	407,765
BP Capital Markets PLC
3.28%, 09/19/27	USD444	438,849
3.72%, 11/28/28	USD265	262,466
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)	USD200	199,718
California Resources Corp., 8.25%, 06/15/29(b)	USD265	275,622
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(b)	USD100	99,113
9.75%, 07/15/28(b)	USD105	102,899
Canacol Energy Ltd., 5.75%, 11/24/28(e)	USD200	43,428
Canadian Natural Resources Ltd.
3.85%, 06/01/27	USD457	454,350
5.00%, 12/15/29(b)	USD235	239,844
Caturus Energy LLC, 8.50%, 02/15/30(b)	USD160	163,244
Cenovus Energy Inc., 4.25%, 04/15/27	USD240	239,940
Chevron Corp.
2.00%, 05/11/27	USD580	564,546
2.24%, 05/11/30	USD490	453,169
Chevron USA Inc.
1.02%, 08/12/27	USD230	219,120
3.25%, 10/15/29	USD150	146,370
3.85%, 01/15/28	USD86	86,018
3.95%, 08/13/27	USD245	245,692
4.05%, 08/13/28	USD210	211,307
4.30%, 10/15/30	USD320	322,728
4.41%, 02/26/27	USD55	55,424
4.48%, 02/26/28	USD375	379,995
4.69%, 04/15/30	USD300	307,044
Chord Energy Corp., 6.00%, 10/01/30(b)	USD55	55,128
Civitas Resources Inc., 8.38%, 07/01/28(b)	USD415	428,601
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	USD200	192,434
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	USD400	403,993
CNX Resources Corp., 6.00%, 01/15/29(b)	USD150	150,786
Comstock Resources Inc.
5.88%, 01/15/30(b)	USD310	295,002
6.75%, 03/01/29(b)	USD560	554,680

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co.
4.70%, 01/15/30	USD420	$428,502
6.95%, 04/15/29	USD170	185,624
Constellation Oil Services Holding SA, 9.38%, 11/07/29(e)	USD200	205,847
Continental Resources Inc./OK
2.27%, 11/15/26(b)	USD327	319,687
4.38%, 01/15/28	USD335	333,337
Cosan Luxembourg SA, 5.50%, 09/20/29(e)	USD200	196,994
Coterra Energy Inc.
3.90%, 05/15/27	USD92	91,527
4.38%, 03/15/29	USD110	109,872
CVR Energy Inc.
5.75%, 02/15/28(b)	USD135	133,521
8.50%, 01/15/29(b)	USD180	184,598
Devon Energy Corp.
4.50%, 01/15/30(c)	USD205	205,379
5.25%, 10/15/27	USD185	185,018
5.88%, 06/15/28	USD50	50,026
Diamondback Energy Inc.
3.25%, 12/01/26	USD306	303,253
3.50%, 12/01/29	USD355	342,660
5.15%, 01/30/30	USD330	338,821
5.20%, 04/18/27	USD265	268,587
Ecopetrol SA
6.88%, 04/29/30	USD650	665,767
8.63%, 01/19/29	USD400	431,164
Empresa Nacional del Petroleo, 5.25%, 11/06/29(e)	USD200	203,069
Energian Israel Finance Ltd., 5.38%, 03/30/28(b)	USD200	196,650
Eni SpA
4.25%, 05/09/29(b)	USD350	350,141
Series X-R, 4.75%, 09/12/28(b)	USD250	253,261
Eni USA Inc., 7.30%, 11/15/27	USD30	31,736
EnQuest PLC, 11.63%, 11/01/27(b)	USD105	106,401
EOG Resources Inc.
4.38%, 04/15/30	USD230	231,726
4.40%, 07/15/28	USD255	257,499
EQT Corp.
3.90%, 10/01/27	USD420	416,952
4.50%, 01/15/29	USD232	231,894
5.00%, 01/15/29	USD135	136,652
5.70%, 04/01/28	USD160	165,213
6.38%, 04/01/29	USD170	175,844
7.00%, 02/01/30	USD150	162,784
7.50%, 06/01/27	USD150	152,627
7.50%, 06/01/30	USD150	165,283
Equinor ASA
2.38%, 05/22/30	USD260	241,875
3.00%, 04/06/27	USD495	489,731
3.13%, 04/06/30	USD545	522,769
3.63%, 09/10/28	USD1,020	1,011,068
4.25%, 06/02/28	USD125	125,879
6.50%, 12/01/28(b)	USD215	230,106
7.25%, 09/23/27	USD200	212,006
Expand Energy Corp.
5.38%, 02/01/29	USD340	340,229
5.38%, 03/15/30	USD385	390,621
5.88%, 02/01/29(b)	USD280	280,701
6.75%, 04/15/29(b)	USD355	357,919
Security	Par (000)	Value
Oil & Gas (continued)
Exxon Mobil Corp.
2.44%, 08/16/29	USD420	$399,904
2.61%, 10/15/30	USD600	560,714
3.29%, 03/19/27	USD491	488,110
3.48%, 03/19/30	USD600	586,692
Global Marine Inc., 7.00%, 06/01/28(c)	USD90	86,009
Gran Tierra Energy Inc., 9.50%, 10/15/29(e)	USD200	162,669
Greenfire Resources Ltd., 12.00%, 10/01/28(b)(c)	USD79	83,210
GS Caltex Corp., 5.38%, 08/07/28(e)	USD200	205,577
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	USD175	178,813
Helmerich & Payne Inc.
4.65%, 12/01/27(c)	USD105	105,661
4.85%, 12/01/29(c)	USD105	105,099
Hess Corp.
4.30%, 04/01/27	USD432	433,244
7.88%, 10/01/29	USD26	29,447
HF Sinclair Corp., 5.00%, 02/01/28	USD155	155,168
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	USD200	196,024
6.00%, 04/15/30(b)	USD150	146,240
6.25%, 11/01/28(b)	USD200	200,318
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)	USD200	198,394
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	USD200	210,117
KazMunayGas National Co. JSC, 5.38%, 04/24/30(e)	USD400	410,327
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	USD140	136,985
Leviathan Bond Ltd.
6.50%, 06/30/27(b)	USD200	200,825
6.75%, 06/30/30(b)	USD200	201,980
Marathon Petroleum Corp.
3.80%, 04/01/28	USD255	252,415
5.13%, 12/15/26	USD100	100,826
5.15%, 03/01/30	USD315	323,647
Matador Resources Co., 6.88%, 04/15/28(b)	USD175	178,342
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(e)	USD250	261,847
MEG Energy Corp., 5.88%, 02/01/29(b)	USD200	200,116
Nabors Industries Inc.
7.38%, 05/15/27(b)	USD188	190,394
9.13%, 01/31/30(b)	USD210	220,665
Nabors Industries Ltd., 7.50%, 01/15/28(b)	USD110	110,463
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28(e)(f)	USD234	182,944
Noble Finance II LLC, 8.00%, 04/15/30(b)	USD435	451,090
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(e)	USD200	200,191
Occidental Petroleum Corp.
5.00%, 08/01/27	USD280	283,993
5.20%, 08/01/29	USD395	403,301
6.38%, 09/01/28	USD115	120,511
6.63%, 09/01/30	USD525	563,258
8.50%, 07/15/27	USD345	362,115
8.88%, 07/15/30	USD265	306,232
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(e)	USD200	191,746
Oil India International Pte Ltd., 4.00%, 04/21/27(e)	USD200	198,654
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Oil India Ltd., 5.13%, 02/04/29(e)	USD200	$203,618
OQ SAOC, 5.13%, 05/06/28(e)	USD200	201,843
Ovintiv Inc.
5.65%, 05/15/28	USD270	277,582
8.13%, 09/15/30	USD10	11,396
Parkland Corp.
4.50%, 10/01/29(b)	USD240	232,109
4.63%, 05/01/30(b)	USD240	232,312
5.88%, 07/15/27(b)	USD175	175,010
Patterson-UTI Energy Inc.
3.95%, 02/01/28	USD215	211,067
5.15%, 11/15/29	USD85	85,318
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD279	276,631
7.88%, 09/15/30(b)	USD150	150,752
9.88%, 03/15/30(b)	USD210	222,498
Permian Resources Operating LLC
5.88%, 07/01/29(b)	USD225	225,021
8.00%, 04/15/27(b)	USD315	319,385
Pertamina Hulu Energi PT, 5.25%, 05/21/30(e)	USD200	204,372
Pertamina Persero PT
3.10%, 01/21/30(e)	USD200	189,648
3.10%, 08/27/30(e)	USD200	187,813
3.65%, 07/30/29(e)	USD200	195,145
Petrobras Global Finance BV
5.13%, 09/10/30(c)	USD400	394,491
6.00%, 01/27/28(c)	USD500	511,308
Petroleos Mexicanos
5.35%, 02/12/28(c)	USD450	451,450
6.50%, 03/13/27(c)	USD833	849,313
6.50%, 01/23/29	USD400	407,941
6.84%, 01/23/30	USD800	821,645
8.75%, 06/02/29	USD500	539,722
Petronas Capital Ltd., 3.50%, 04/21/30(e)	USD600	582,909
Petronas Energy Canada Ltd., 2.11%, 03/23/28(e)	USD200	191,152
Phillips 66, 3.90%, 03/15/28	USD335	332,754
Phillips 66 Co.
3.15%, 12/15/29	USD185	177,013
3.75%, 03/01/28	USD80	79,257
4.95%, 12/01/27	USD250	253,952
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(a)	USD100	99,494
Precision Drilling Corp., 6.88%, 01/15/29(b)	USD130	130,723
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(e)	USD200	194,557
Puma International Financing SA, 7.75%, 04/25/29(b)	USD200	206,791
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	USD96	97,928
Range Resources Corp.
4.75%, 02/15/30(b)	USD155	151,714
8.25%, 01/15/29	USD240	244,910
Reliance Industries Ltd., 3.67%, 11/30/27(e)	USD250	246,953
Repsol E&P Capital Markets U.S. LLC, 5.20%, 09/16/30(b)	USD200	200,898
SA Global Sukuk Ltd.
4.13%, 09/17/30(e)	USD400	393,586
4.25%, 10/02/29(e)	USD800	797,234
Santos Finance Ltd., 5.25%, 03/13/29(e)	USD300	303,857
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)(c)	USD180	181,784
Security	Par (000)	Value
Oil & Gas (continued)
Saudi Arabian Oil Co.
3.50%, 04/16/29(e)	USD800	$783,382
4.75%, 06/02/30(e)	USD600	609,506
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	USD200	204,563
SEPLAT Energy PLC, 9.13%, 03/21/30(e)	USD200	203,902
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(c)(e)	USD387	405,118
Shell Finance U.S. Inc.
2.38%, 11/07/29	USD305	286,682
2.75%, 04/06/30	USD430	407,234
Shell International Finance BV
2.75%, 04/06/30	USD150	142,801
3.88%, 11/13/28	USD475	474,588
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)	USD200	195,928
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30(e)	USD200	190,495
2.95%, 11/12/29(e)	USD400	385,923
4.25%, 09/12/28(e)	USD600	606,286
SM Energy Co.
6.50%, 07/15/28	USD120	120,874
6.63%, 01/15/27	USD160	160,053
6.75%, 08/01/29(b)	USD220	219,509
Sunoco LP, 7.00%, 05/01/29(b)	USD210	218,186
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD275	269,552
4.50%, 04/30/30	USD225	217,988
5.88%, 03/15/28	USD155	155,392
6.00%, 04/15/27	USD185	185,231
7.00%, 09/15/28(b)	USD170	175,185
Talos Production Inc., 9.00%, 02/01/29(b)	USD205	210,888
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(e)	USD200	183,486
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	USD200	193,902
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(e)	USD200	180,656
TotalEnergies Capital International SA
2.83%, 01/10/30	USD415	395,224
3.46%, 02/19/29	USD420	412,171
TotalEnergies Capital SA, 3.88%, 10/11/28	USD360	359,796
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	USD83	85,499
Transocean International Ltd.
8.25%, 05/15/29(b)	USD270	271,497
8.75%, 02/15/30(b)	USD266	279,219
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	USD162	166,537
Trident Energy Finance PLC, 12.50%, 11/30/29(e)	USD200	204,865
Valaris Ltd., 8.38%, 04/30/30(b)	USD340	354,561
Valero Energy Corp.
2.15%, 09/15/27	USD200	192,793
4.00%, 04/01/29	USD125	123,931
4.35%, 06/01/28	USD170	170,550
5.15%, 02/15/30	USD165	169,738
Var Energi ASA
5.00%, 05/18/27(b)	USD200	201,726
5.88%, 05/22/30(b)	USD200	208,120
7.50%, 01/15/28(b)	USD320	338,754
Vermilion Energy Inc., 6.88%, 05/01/30(b)	USD125	118,932

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Viper Energy Partners LLC, 4.90%, 08/01/30	USD65	$65,457
Vital Energy Inc., 7.75%, 07/31/29(b)	USD95	93,411
Vnom Sub, Inc., 5.38%, 11/01/27(b)	USD150	150,000
W&T Offshore Inc., 10.75%, 02/01/29(b)	USD115	108,339
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	USD190	189,848
Woodside Finance Ltd.
3.70%, 03/15/28(b)	USD195	192,157
4.50%, 03/04/29(b)	USD530	529,983
4.90%, 05/19/28	USD15	15,209
5.40%, 05/19/30	USD370	379,912
YPF SA, 6.95%, 07/21/27(e)	USD201	200,704
		63,093,560
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	USD270	270,847
6.88%, 04/01/27(b)	USD96	96,072
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	USD275	268,862
3.14%, 11/07/29	USD105	101,339
3.34%, 12/15/27	USD490	483,547
4.49%, 05/01/30	USD160	161,555
Bristow Group Inc., 6.88%, 03/01/28(b)	USD135	134,964
CHC Group LLC, 11.75%, 09/01/30(b)	USD160	149,369
Enerflex Ltd., 9.00%, 10/15/27(b)	USD194	198,475
Halliburton Co., 2.92%, 03/01/30	USD250	236,013
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	USD105	110,932
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	USD260	269,778
NOV Inc., 3.60%, 12/01/29	USD155	150,080
Oceaneering International Inc., 6.00%, 02/01/28	USD205	206,604
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	USD200	187,017
3.90%, 05/17/28(b)	USD115	114,669
4.30%, 05/01/29(b)	USD265	266,133
4.50%, 05/15/28(b)	USD510	512,989
5.00%, 05/29/27(b)	USD185	187,322
5.00%, 11/15/29(b)	USD125	128,704
Schlumberger Investment SA, 2.65%, 06/26/30	USD65	60,761
SESI LLC, 7.88%, 09/30/30(b)	USD180	176,626
TGS ASA, 8.50%, 01/15/30(b)	USD200	206,763
Tidewater Inc., 9.13%, 07/15/30(b)	USD195	208,103
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)	USD325	335,676
WBI Operating LLC, 6.25%, 10/15/30(b)	USD250	249,296
		5,472,496
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28	USD135	135,656
Amcor Flexibles North America Inc.
2.63%, 06/19/30	USD150	138,631
4.80%, 03/17/28	USD270	273,325
5.10%, 03/17/30	USD220	225,800
Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Group Finance PLC, 5.45%, 05/23/29	USD212	$218,756
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(b)(f)	USD311	3,281
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	USD200	190,917
4.00%, 09/01/29(b)	USD300	280,002
6.00%, 06/15/27(b)	USD200	200,369
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(b)	USD375	348,717
5.25%, 08/15/27(b)	USD570	139,279
Ball Corp.
2.88%, 08/15/30	USD350	320,056
6.00%, 06/15/29	USD315	322,706
6.88%, 03/15/28	USD275	279,782
Berry Global Inc.
1.65%, 01/15/27	USD201	194,639
5.50%, 04/15/28	USD150	154,254
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(e)	USD200	189,348
Cascades Inc./Cascades USA Inc.
5.38%, 01/15/28(b)	USD145	144,567
6.75%, 07/15/30(b)	USD115	117,601
CCL Industries Inc., 3.05%, 06/01/30(b)	USD235	220,555
Clearwater Paper Corp., 4.75%, 08/15/28(b)	USD85	79,801
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)	USD150	150,617
6.88%, 01/15/30(b)	USD150	151,685
8.75%, 04/15/30(b)	USD350	350,906
Crown Americas LLC, 5.25%, 04/01/30	USD150	152,285
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	USD111	114,021
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	USD175	174,299
Graphic Packaging International LLC
3.50%, 03/15/28(b)	USD145	140,055
3.50%, 03/01/29(b)	USD100	94,627
3.75%, 02/01/30(b)	USD125	117,347
4.75%, 07/15/27(b)	USD130	129,712
Iris Holdings Inc., 10.00%, 12/15/28(b)(c)	USD125	108,316
Klabin Austria GmbH, 5.75%, 04/03/29(e)	USD200	203,185
LABL Inc.
5.88%, 11/01/28(b)(c)	USD155	111,751
8.25%, 11/01/29(b)(c)	USD140	68,197
9.50%, 11/01/28(b)	USD90	67,182
10.50%, 07/15/27(b)(c)	USD190	123,998
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	USD810	812,568
9.25%, 04/15/27(b)	USD400	395,165
OI European Group BV, 4.75%, 02/15/30(b)	USD125	117,925
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	USD200	200,049
Packaging Corp. of America
3.00%, 12/15/29	USD150	143,362
3.40%, 12/15/27	USD155	153,091
Sealed Air Corp.
4.00%, 12/01/27(b)	USD132	130,037
5.00%, 04/15/29(b)	USD160	158,874
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	USD240	$242,848
Silgan Holdings Inc., 4.13%, 02/01/28	USD190	186,360
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	USD200	206,096
Sonoco Products Co.
2.25%, 02/01/27	USD195	190,111
3.13%, 05/01/30	USD170	160,462
4.60%, 09/01/29	USD165	165,931
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(b)	USD275	257,870
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	USD205	218,883
TriMas Corp., 4.13%, 04/15/29(b)	USD125	120,875
Trivium Packaging Finance BV, 8.25%, 07/15/30(b)	USD200	207,080
WestRock MWV LLC, 8.20%, 01/15/30	USD165	188,126
WRKCo Inc.
3.38%, 09/15/27	USD160	157,898
3.90%, 06/01/28	USD280	277,522
4.00%, 03/15/28	USD170	169,263
4.90%, 03/15/29	USD210	213,965
		11,510,586
Pharmaceuticals — 1.0%
AbbVie Inc.
2.95%, 11/21/26	USD1,197	1,185,041
3.20%, 11/21/29	USD1,745	1,684,192
4.25%, 11/14/28	USD565	569,263
4.65%, 03/15/28	USD390	396,100
4.80%, 03/15/27	USD715	722,407
4.80%, 03/15/29	USD745	762,229
4.88%, 03/15/30	USD445	458,016
AdaptHealth LLC
4.63%, 08/01/29(b)	USD155	147,126
5.13%, 03/01/30(b)	USD195	186,691
6.13%, 08/01/28(b)	USD165	164,948
Astrazeneca Finance LLC
1.75%, 05/28/28	USD425	402,867
4.80%, 02/26/27	USD335	338,884
4.85%, 02/26/29	USD360	369,129
4.88%, 03/03/28	USD400	408,593
4.90%, 03/03/30	USD200	206,089
AstraZeneca PLC
1.38%, 08/06/30	USD415	366,809
3.13%, 06/12/27	USD100	98,898
4.00%, 01/17/29	USD330	329,723
Bausch Health Americas Inc., 8.50%, 01/31/27(b)	USD205	204,032
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	USD440	402,267
5.00%, 01/30/28(b)	USD135	118,804
5.00%, 02/15/29(b)	USD225	175,168
5.25%, 01/30/30(b)	USD225	162,115
6.25%, 02/15/29(b)	USD245	199,361
7.00%, 01/15/28(b)	USD60	55,145
7.25%, 05/30/29(b)	USD100	81,736
11.00%, 09/30/28(b)	USD545	573,568
14.00%, 10/15/30(b)	USD100	101,402
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	USD115	120,575
Security	Par (000)	Value
Pharmaceuticals (continued)
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	USD1,015	$1,011,590
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	USD220	223,791
6.25%, 01/21/29(b)	USD310	325,552
Becton Dickinson & Co.
2.82%, 05/20/30	USD200	187,729
3.70%, 06/06/27	USD667	662,560
4.69%, 02/13/28	USD330	333,617
4.87%, 02/08/29	USD145	147,659
5.08%, 06/07/29	USD250	256,559
BellRing Brands Inc., 7.00%, 03/15/30(b)	USD125	128,921
Bristol-Myers Squibb Co.
1.13%, 11/13/27	USD370	350,916
3.25%, 02/27/27	USD40	39,706
3.40%, 07/26/29	USD725	708,040
3.45%, 11/15/27	USD180	178,574
3.90%, 02/20/28	USD525	524,859
4.90%, 02/22/27	USD190	192,392
4.90%, 02/22/29	USD605	620,819
Cardinal Health Inc.
3.41%, 06/15/27	USD367	363,264
4.50%, 09/15/30	USD145	145,832
4.70%, 11/15/26	USD85	85,574
5.00%, 11/15/29	USD240	246,372
5.13%, 02/15/29	USD240	246,654
Cencora Inc.
2.80%, 05/15/30	USD150	140,930
3.45%, 12/15/27	USD140	138,196
4.63%, 12/15/27	USD125	126,397
4.85%, 12/15/29	USD160	163,469
CVS Health Corp.
1.30%, 08/21/27	USD682	647,852
1.75%, 08/21/30	USD375	330,510
3.25%, 08/15/29	USD690	663,353
3.63%, 04/01/27	USD307	304,447
3.75%, 04/01/30	USD455	442,371
4.30%, 03/25/28	USD1,515	1,517,282
5.00%, 01/30/29	USD450	459,260
5.13%, 02/21/30	USD475	487,717
5.40%, 06/01/29	USD315	325,761
6.25%, 06/01/27	USD100	103,040
7.00%, 03/10/55, (5-year CMT + 2.89%)(a)	USD720	756,693
Elanco Animal Health Inc., 6.65%, 08/28/28	USD250	260,854
Eli Lilly & Co.
3.10%, 05/15/27	USD115	113,787
3.38%, 03/15/29	USD320	314,235
4.00%, 10/15/28	USD365	366,247
4.15%, 08/14/27	USD270	271,711
4.20%, 08/14/29	USD290	292,131
4.50%, 02/09/27	USD365	367,969
4.50%, 02/09/29	USD325	330,448
4.55%, 02/12/28	USD365	370,599
4.75%, 02/12/30	USD390	400,611
EMD Finance LLC
4.13%, 08/15/28(b)	USD150	150,034
4.38%, 10/15/30(b)	USD300	300,421
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	USD590	589,195
4.50%, 04/15/30	USD150	152,256

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	USD325	$317,734
4.32%, 03/12/27	USD145	145,911
Grifols SA, 4.75%, 10/15/28(b)	USD230	222,292
Harrow Inc., 8.63%, 09/15/30(b)	USD50	52,840
Hikma Finance USA LLC, 5.13%, 07/08/30(e)	USD200	203,403
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)(c)	USD200	176,353
12.25%, 04/15/29(b)	USD245	266,074
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD450	440,779
Johnson & Johnson
0.95%, 09/01/27	USD415	395,432
1.30%, 09/01/30	USD525	465,668
2.90%, 01/15/28	USD560	550,406
2.95%, 03/03/27	USD285	282,148
4.50%, 03/01/27	USD230	232,308
4.55%, 03/01/28	USD190	193,484
4.70%, 03/01/30	USD445	458,432
4.80%, 06/01/29	USD365	376,421
6.95%, 09/01/29	USD250	277,699
McKesson Corp.
3.95%, 02/16/28	USD70	69,796
4.25%, 09/15/29	USD180	180,593
4.65%, 05/30/30	USD200	203,245
4.90%, 07/15/28	USD115	117,562
Merck & Co. Inc.
1.45%, 06/24/30	USD355	315,817
1.70%, 06/10/27	USD535	517,806
1.90%, 12/10/28	USD390	367,166
3.40%, 03/07/29	USD535	524,545
3.85%, 09/15/27	USD230	230,374
4.05%, 05/17/28	USD265	266,365
4.15%, 09/15/30	USD225	225,443
4.30%, 05/17/30	USD450	453,947
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	USD135	142,763
Mylan Inc., 4.55%, 04/15/28	USD205	204,089
Novartis Capital Corp.
2.00%, 02/14/27	USD440	430,206
2.20%, 08/14/30	USD450	414,638
3.10%, 05/17/27	USD380	376,185
3.80%, 09/18/29	USD265	263,397
Option Care Health Inc., 4.38%, 10/31/29(b)	USD150	144,990
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	USD645	613,211
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	USD150	114,678
6.63%, 04/01/30(b)(c)	USD170	129,395
Pfizer Inc.
1.70%, 05/28/30	USD300	270,191
2.63%, 04/01/30	USD395	371,573
3.00%, 12/15/26	USD470	465,816
3.45%, 03/15/29	USD560	551,806
3.60%, 09/15/28	USD320	318,559
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	USD1,300	1,313,748
4.65%, 05/19/30	USD875	892,349
Pharmacia LLC, 6.60%, 12/01/28	USD220	236,032
Security	Par (000)	Value
Pharmaceuticals (continued)
Sanofi SA
3.63%, 06/19/28	USD15	$14,914
3.75%, 11/03/27	USD150	149,842
3.80%, 11/03/28	USD150	149,711
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	USD700	637,757
5.00%, 11/26/28	USD560	572,119
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/29	USD400	402,460
6.75%, 03/01/28	USD400	415,074
Viatris Inc.
2.30%, 06/22/27	USD300	288,499
2.70%, 06/22/30	USD430	388,830
Zoetis Inc.
2.00%, 05/15/30	USD200	182,146
3.00%, 09/12/27	USD272	267,504
3.90%, 08/20/28	USD155	154,661
4.15%, 08/17/28	USD150	150,592
		48,417,712
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(e)	USD200	196,530
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	USD245	244,985
5.75%, 01/15/28(b)	USD240	240,001
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	USD135	139,910
Boardwalk Pipelines LP
4.45%, 07/15/27	USD210	210,490
4.80%, 05/03/29	USD150	151,930
Buckeye Partners LP
3.95%, 12/01/26	USD200	198,260
4.13%, 12/01/27	USD130	128,434
4.50%, 03/01/28(b)	USD175	173,273
6.75%, 02/01/30(b)	USD145	151,544
6.88%, 07/01/29(b)	USD195	202,563
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	USD260	253,303
5.13%, 06/30/27	USD467	471,796
Cheniere Energy Inc., 4.63%, 10/15/28	USD580	579,452
Cheniere Energy Partners LP, 4.50%, 10/01/29	USD470	469,963
CNPC Global Capital Ltd., 2.00%, 06/23/30(e)	USD200	184,120
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	USD125	119,720
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	USD155	144,947
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/28(b)	USD265	275,882
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/30(b)	USD200	211,490
DCP Midstream Operating LP
5.13%, 05/15/29	USD165	168,678
5.63%, 07/15/27	USD259	264,334
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	USD165	165,721
8.63%, 03/15/29(b)	USD315	328,499
DT Midstream Inc., 4.13%, 06/15/29(b)	USD410	401,281
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	USD125	$119,404
Enbridge Inc.
3.13%, 11/15/29	USD355	338,905
3.70%, 07/15/27	USD160	158,749
4.25%, 12/01/26	USD130	130,003
4.60%, 06/20/28	USD120	121,171
4.90%, 06/20/30	USD175	178,980
5.25%, 04/05/27	USD195	197,917
5.30%, 04/05/29	USD245	252,618
5.90%, 11/15/26	USD255	259,219
6.00%, 11/15/28	USD240	252,136
7.38%, 03/15/55, (5-year CMT + 3.12%)(a)	USD135	143,609
Energy Transfer LP
3.75%, 05/15/30	USD465	451,484
4.00%, 10/01/27	USD325	323,585
4.15%, 09/15/29	USD165	163,652
4.20%, 04/15/27	USD355	354,633
4.40%, 03/15/27	USD102	102,152
4.95%, 05/15/28	USD140	142,075
4.95%, 06/15/28	USD230	233,509
5.20%, 04/01/30	USD220	226,758
5.25%, 04/15/29	USD425	436,999
5.25%, 07/01/29	USD330	339,568
5.50%, 06/01/27	USD199	202,165
5.55%, 02/15/28	USD540	555,167
5.63%, 05/01/27(b)	USD575	575,178
6.00%, 02/01/29(b)	USD315	318,928
6.05%, 12/01/26	USD260	264,412
6.10%, 12/01/28	USD275	288,724
7.13%, 10/01/54, (5-year CMT + 2.83%)(a)	USD100	103,505
8.00%, 05/15/54, (5-year CMT + 4.02%)(a)	USD265	282,772
Enterprise Products Operating LLC
2.80%, 01/31/30	USD355	336,025
3.13%, 07/31/29	USD350	338,120
3.95%, 02/15/27	USD200	199,914
4.15%, 10/16/28	USD285	286,108
4.30%, 06/20/28	USD195	196,469
4.60%, 01/11/27	USD155	156,065
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)	USD220	219,263
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(a)	USD305	304,249
Excelerate Energy LP, 8.00%, 05/15/30(b)	USD240	252,809
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(e)	USD191	186,648
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD220	221,415
8.25%, 01/15/29	USD200	208,926
8.88%, 04/15/30	USD150	158,352
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	USD105	106,206
Harvest Midstream I LP, 7.50%, 09/01/28(b)	USD260	263,289
Hess Midstream Operations LP
4.25%, 02/15/30(b)	USD225	219,292
5.13%, 06/15/28(b)	USD165	164,996
5.88%, 03/01/28(b)	USD250	254,835
Security	Par (000)	Value
Pipelines (continued)
6.50%, 06/01/29(b)	USD170	$176,132
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD375	363,614
Kinder Morgan Inc.
1.75%, 11/15/26	USD200	195,328
4.30%, 03/01/28	USD480	481,832
5.00%, 02/01/29	USD400	408,814
5.10%, 08/01/29	USD145	148,886
5.15%, 06/01/30	USD635	654,939
Kinetik Holdings LP
5.88%, 06/15/30(b)	USD300	302,263
6.63%, 12/15/28(b)	USD310	317,971
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	USD135	138,895
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	USD235	236,031
MPLX LP
2.65%, 08/15/30	USD455	418,872
4.00%, 03/15/28	USD180	179,160
4.13%, 03/01/27	USD482	481,129
4.25%, 12/01/27	USD300	300,387
4.80%, 02/15/29	USD235	238,613
New Fortress Energy Inc., 8.75%, 03/15/29(b)	USD25	2,500
NFE Financing LLC, 12.00%, 11/15/29(b)(c)	USD896	211,820
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	USD280	286,288
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	USD162	162,341
Northwest Pipeline LLC, 4.00%, 04/01/27	USD135	134,610
NuStar Logistics LP
5.63%, 04/28/27	USD190	191,611
6.38%, 10/01/30	USD180	187,471
ONEOK Inc.
3.10%, 03/15/30	USD200	189,336
3.25%, 06/01/30	USD155	146,920
3.40%, 09/01/29	USD205	197,664
4.00%, 07/13/27	USD155	154,465
4.25%, 09/24/27	USD330	330,413
4.35%, 03/15/29	USD240	239,709
4.40%, 10/15/29	USD260	259,778
4.55%, 07/15/28	USD295	297,053
5.38%, 06/01/29	USD180	185,150
5.55%, 11/01/26	USD210	212,478
5.63%, 01/15/28(b)	USD213	217,519
5.65%, 11/01/28	USD250	259,055
Peru LNG SRL, 5.38%, 03/22/30(e)	USD300	289,837
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	USD270	261,328
3.80%, 09/15/30	USD265	256,112
4.50%, 12/15/26	USD145	145,284
Prairie Acquiror LP, 9.00%, 08/01/29(b)	USD130	133,833
QazaqGaz NC JSC, 4.38%, 09/26/27(e)	USD200	198,614
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	USD105	102,729
4.95%, 07/15/29(b)	USD165	163,326
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	USD50	49,644
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD510	510,043
4.50%, 05/15/30	USD615	617,201

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/15/27	USD532	$535,137
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.95%)(a)	USD100	104,170
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	USD320	322,578
5.03%, 10/01/29	USD305	307,922
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	USD225	228,942
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	USD245	243,786
7.38%, 02/15/29(b)	USD255	262,825
Targa Resources Corp.
4.90%, 09/15/30	USD250	253,524
5.20%, 07/01/27	USD247	250,831
6.15%, 03/01/29	USD345	362,912
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	USD360	360,350
5.50%, 03/01/30	USD450	456,446
6.88%, 01/15/29	USD340	345,574
TC PipeLines LP, 3.90%, 05/25/27	USD128	127,341
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	USD285	267,388
7.00%, 10/15/28	USD30	32,260
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	USD115	113,302
TransCanada PipeLines Ltd.
4.10%, 04/15/30	USD370	364,722
4.25%, 05/15/28	USD515	515,002
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	USD155	159,936
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	USD225	214,709
4.00%, 03/15/28	USD45	44,821
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	USD150	157,079
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(e)	USD120	120,117
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(e)	USD200	203,403
Valero Energy Partners LP, 4.50%, 03/15/28	USD250	251,767
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	USD310	316,116
3.88%, 08/15/29(b)	USD375	355,198
Venture Global LNG Inc.
7.00%, 01/15/30(b)(c)	USD425	429,977
8.13%, 06/01/28(b)	USD697	718,014
9.50%, 02/01/29(b)	USD890	958,255
Western Midstream Operating LP
4.05%, 02/01/30	USD335	326,754
4.50%, 03/01/28	USD85	85,162
4.75%, 08/15/28	USD180	181,215
6.35%, 01/15/29	USD220	231,415
7.25%, 04/01/30(b)	USD155	165,116
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	USD105	107,666
Williams Companies Inc. (The)
3.75%, 06/15/27	USD557	553,670
4.63%, 06/30/30	USD205	206,493
4.90%, 03/15/29	USD470	478,659
Security	Par (000)	Value
Pipelines (continued)
5.30%, 08/15/28	USD295	$303,652
		41,329,268
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	USD165	151,719
4.87%, 02/15/29(b)	USD240	243,030
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	USD160	155,469
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	USD245	240,467
		790,685
Real Estate — 0.3%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(e)	USD200	195,317
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(e)	USD200	204,263
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(e)	USD200	206,830
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD200	201,622
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)(c)	USD140	128,366
5.75%, 01/15/29(b)	USD165	157,901
9.75%, 04/15/30(b)	USD150	163,279
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(e)	USD200	204,051
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(e)	USD200	206,990
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(e)	USD200	197,240
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(e)	USD200	202,821
CBRE Services Inc.
4.80%, 06/15/30	USD125	126,821
5.50%, 04/01/29	USD100	103,621
Central Plaza Development Ltd., 6.80%, 04/07/29(e)	USD200	203,858
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(e)	USD200	201,672
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(e)	USD200	186,119
China Resources Land Ltd., 4.13%, 02/26/29(e)	USD200	197,994
CoStar Group Inc., 2.80%, 07/15/30(b)	USD160	146,273
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	USD195	196,358
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(e)	USD200	202,637
8.00%, 02/25/29(e)	USD200	208,170
Elect Global Investments Ltd., 7.20%, , (5-year CMT + 3.23%)(a)(e)(g)	USD200	209,335
Emaar Sukuk Ltd., 3.88%, 09/17/29(e)	USD200	195,999
Esic Sukuk Ltd., 5.83%, 02/14/29(e)	USD200	206,243
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	USD125	127,871
Franshion Brilliant Ltd., 4.25%, 07/23/29(e)	USD200	185,661
Greentown China Holdings Ltd., 8.45%, 02/24/28(e)	USD200	206,493
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	USD115	121,591
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(e)	USD200	$188,221
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	USD200	192,224
5.38%, 08/01/28(b)	USD250	249,691
Hunt Companies Inc., 5.25%, 04/15/29(b)	USD200	194,601
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(e)	USD400	401,622
Hysan MTN Ltd., 2.88%, 06/02/27(e)	USD200	194,535
Jones Lang LaSalle Inc., 6.88%, 12/01/28	USD145	155,517
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD205	193,663
4.75%, 02/01/30	USD175	161,547
Longfor Group Holdings Ltd.
3.95%, 09/16/29(e)	USD200	167,104
4.50%, 01/16/28(e)	USD200	182,001
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.89%)(a)(e)(g)	USD200	207,006
MAF Sukuk Ltd.
3.93%, 02/28/30(e)	USD200	196,035
4.64%, 05/14/29(e)	USD200	201,023
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	USD200	198,069
3.95%, 01/24/29(b)	USD200	197,509
Nan Fung Treasury Ltd.
3.63%, 08/27/30(e)	USD200	188,201
3.88%, 10/03/27(e)	USD200	197,166
Newmark Group Inc., 7.50%, 01/12/29	USD160	171,402
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(e)	USD200	202,518
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	USD250	248,642
4.13%, 02/01/29(b)	USD315	313,157
Sinochem Offshore Capital Co. Ltd., 2.25%, 11/24/26(e)	USD400	391,857
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(e)	USD200	200,445
Sobha Sukuk Ltd.
8.00%, 02/19/29(e)	USD200	204,847
8.75%, 07/17/28(e)	USD200	208,505
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(e)	USD200	187,401
2.88%, 01/21/30(e)	USD200	189,632
3.75%, 02/25/29(e)	USD200	197,389
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(e)	USD200	191,021
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(e)	USD400	273,582
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(e)	USD200	196,337
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(e)	USD200	203,371
		12,141,237
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	USD105	99,534
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	USD105	98,443
3.95%, 01/15/28	USD368	365,396
4.50%, 07/30/29	USD100	100,096
4.70%, 07/01/30	USD150	151,165
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP
4.25%, 02/15/28	USD170	$170,221
4.90%, 02/15/29	USD100	101,825
4.95%, 06/15/30	USD205	208,886
American Tower Corp.
1.50%, 01/31/28	USD175	165,124
2.10%, 06/15/30	USD320	289,233
2.75%, 01/15/27	USD194	190,767
2.90%, 01/15/30	USD200	188,889
3.13%, 01/15/27	USD200	197,552
3.55%, 07/15/27	USD204	202,012
3.60%, 01/15/28	USD165	163,080
3.65%, 03/15/27	USD262	260,106
3.80%, 08/15/29	USD555	544,740
3.95%, 03/15/29	USD240	237,643
4.90%, 03/15/30	USD330	336,777
5.00%, 01/31/30	USD205	209,910
5.20%, 02/15/29	USD195	200,166
5.25%, 07/15/28	USD195	200,228
5.50%, 03/15/28	USD325	334,243
5.80%, 11/15/28	USD280	292,119
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	USD150	144,341
Arbor Realty SR Inc., 7.88%, 07/15/30(b)	USD150	152,579
Arbor Realty Trust Inc., 4.50%, 03/15/27(b)(c)	USD150	145,437
AvalonBay Communities Inc.
1.90%, 12/01/28	USD190	178,184
2.30%, 03/01/30	USD205	189,583
3.20%, 01/15/28	USD155	152,262
3.30%, 06/01/29	USD20	19,412
3.35%, 05/15/27	USD208	205,736
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	USD110	107,765
7.75%, 12/01/29(b)	USD130	136,911
Boston Properties LP
2.90%, 03/15/30	USD195	181,746
3.40%, 06/21/29	USD275	264,562
4.50%, 12/01/28	USD235	235,421
6.75%, 12/01/27	USD455	476,041
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD125	123,063
4.55%, 10/01/29	USD105	100,869
8.30%, 03/15/28	USD104	111,131
8.88%, 04/12/29	USD160	173,918
Brixmor Operating Partnership LP
2.25%, 04/01/28	USD290	276,625
3.90%, 03/15/27	USD120	119,415
4.05%, 07/01/30	USD200	196,255
4.13%, 05/15/29	USD210	208,108
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD166	163,461
Camden Property Trust
2.80%, 05/15/30	USD200	188,095
3.15%, 07/01/29	USD225	216,817
4.10%, 10/15/28	USD125	125,207
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(e)	USD200	200,264
COPT Defense Properties
2.00%, 01/15/29	USD110	102,351

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 10/15/30	USD100	$99,419
Cousins Properties LP, 5.25%, 07/15/30	USD100	102,226
Crown Castle Inc.
2.90%, 03/15/27	USD297	291,577
3.10%, 11/15/29	USD65	61,820
3.30%, 07/01/30(c)	USD215	203,798
3.65%, 09/01/27	USD237	234,585
3.80%, 02/15/28	USD441	436,221
4.00%, 03/01/27	USD5	4,983
4.30%, 02/15/29	USD190	189,212
4.80%, 09/01/28	USD75	75,926
4.90%, 09/01/29	USD180	182,549
5.00%, 01/11/28	USD480	486,608
5.60%, 06/01/29	USD245	254,528
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	USD140	137,117
CubeSmart LP
2.25%, 12/15/28	USD160	150,944
3.00%, 02/15/30	USD10	9,468
4.38%, 02/15/29	USD105	105,163
Digital Realty Trust LP
3.60%, 07/01/29	USD195	190,410
3.70%, 08/15/27	USD535	531,228
4.45%, 07/15/28	USD100	100,597
5.55%, 01/15/28	USD338	347,430
Diversified Healthcare Trust
4.75%, 02/15/28	USD165	157,278
7.25%, 10/15/30(b)	USD15	15,150
DOC DR LLC
3.95%, 01/15/28	USD230	228,261
4.30%, 03/15/27	USD135	134,893
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(b)	USD35	35,101
EPR Properties
3.75%, 08/15/29	USD150	144,479
4.50%, 06/01/27	USD252	252,114
4.75%, 12/15/26	USD155	155,454
4.95%, 04/15/28	USD175	176,436
Equinix Inc.
1.55%, 03/15/28	USD230	216,697
1.80%, 07/15/27	USD260	249,938
2.00%, 05/15/28	USD85	80,583
2.15%, 07/15/30	USD315	284,902
2.90%, 11/18/26	USD99	97,723
3.20%, 11/18/29	USD305	292,391
ERP Operating LP
2.50%, 02/15/30	USD185	173,017
2.85%, 11/01/26	USD145	143,317
3.00%, 07/01/29	USD135	129,853
3.25%, 08/01/27	USD220	217,139
3.50%, 03/01/28	USD50	49,398
4.15%, 12/01/28	USD220	220,762
Essex Portfolio LP
1.70%, 03/01/28	USD360	340,182
3.00%, 01/15/30	USD225	213,112
3.63%, 05/01/27	USD105	104,253
Extra Space Storage LP
3.88%, 12/15/27	USD420	416,944
3.90%, 04/01/29	USD120	118,267
5.50%, 07/01/30	USD260	270,765
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.70%, 04/01/28	USD160	$165,192
Federal Realty OP LP
3.20%, 06/15/29	USD35	33,575
3.25%, 07/15/27	USD40	39,359
5.38%, 05/01/28	USD330	338,512
Global Net Lease Inc., 4.50%, 09/30/28(b)	USD120	117,946
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	USD165	160,043
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	USD220	212,786
5.30%, 01/15/29	USD260	264,983
5.75%, 06/01/28	USD97	99,680
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	USD130	128,365
Healthcare Realty Holdings LP
3.10%, 02/15/30	USD205	193,569
3.75%, 07/01/27	USD79	78,343
Healthpeak OP LLC
1.35%, 02/01/27	USD115	110,968
2.13%, 12/01/28	USD255	239,011
3.00%, 01/15/30	USD290	274,218
3.50%, 07/15/29	USD140	135,714
Highwoods Realty LP
3.05%, 02/15/30	USD135	125,293
4.13%, 03/15/28	USD85	84,002
4.20%, 04/15/29	USD105	103,062
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	USD135	128,364
Series I, 3.50%, 09/15/30	USD275	259,173
Hudson Pacific Properties LP
3.25%, 01/15/30(c)	USD125	106,955
3.95%, 11/01/27	USD150	143,632
4.65%, 04/01/29(c)	USD160	147,421
5.95%, 02/15/28(c)	USD105	102,629
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	USD215	203,377
5.45%, 08/15/30	USD25	25,961
Iron Mountain Inc.
4.88%, 09/15/27(b)	USD310	309,073
4.88%, 09/15/29(b)	USD300	296,060
5.00%, 07/15/28(b)	USD175	173,929
5.25%, 03/15/28(b)	USD240	239,859
5.25%, 07/15/30(b)	USD385	383,406
7.00%, 02/15/29(b)	USD355	365,806
Kilroy Realty LP
3.05%, 02/15/30	USD175	161,375
4.25%, 08/15/29	USD150	146,539
4.75%, 12/15/28	USD175	174,972
Kimco Realty OP LLC
1.90%, 03/01/28	USD390	371,240
3.80%, 04/01/27	USD155	154,453
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	USD230	227,789
4.75%, 06/15/29(b)	USD175	171,745
5.50%, 08/01/30(c)	USD150	152,885
Lineage OP LP, 5.25%, 07/15/30(b)	USD145	146,853
LXP Industrial Trust, 6.75%, 11/15/28	USD18	19,146
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP
3.60%, 06/01/27	USD240	$238,484
3.95%, 03/15/29	USD205	203,923
4.20%, 06/15/28	USD30	30,077
Millrose Properties Inc., 6.38%, 08/01/30(b)	USD365	370,193
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	USD260	212,778
5.00%, 10/15/27	USD435	418,543
NNN REIT Inc., 3.50%, 10/15/27	USD325	321,264
Office Properties Income Trust
3.25%, 03/15/27(b)(c)	USD0 (j)	1
9.00%, 03/31/29(b)	USD100	102,118
Omega Healthcare Investors Inc.
3.63%, 10/01/29	USD180	172,952
4.50%, 04/01/27	USD255	255,830
4.75%, 01/15/28	USD220	221,487
5.20%, 07/01/30	USD175	177,565
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	USD230	223,475
5.88%, 10/01/28(b)	USD245	244,653
7.00%, 02/01/30(b)	USD170	174,204
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	USD115	116,159
Piedmont Operating Partnership LP
6.88%, 07/15/29	USD145	153,498
9.25%, 07/20/28	USD220	243,497
Prologis LP
1.25%, 10/15/30	USD350	304,852
1.75%, 07/01/30	USD125	111,743
2.13%, 04/15/27	USD95	92,542
2.25%, 04/15/30	USD305	281,836
2.88%, 11/15/29	USD20	19,052
3.38%, 12/15/27	USD435	429,914
3.88%, 09/15/28	USD120	119,618
4.00%, 09/15/28	USD159	158,914
4.38%, 02/01/29	USD85	85,653
4.88%, 06/15/28	USD180	183,942
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	USD120	119,083
5.25%, 04/01/29(b)	USD140	144,322
Public Storage Operating Co.
1.50%, 11/09/26	USD300	292,749
1.85%, 05/01/28	USD225	213,649
1.95%, 11/09/28	USD120	113,000
3.09%, 09/15/27	USD50	49,282
3.39%, 05/01/29	USD130	127,002
4.38%, 07/01/30	USD150	150,945
5.13%, 01/15/29	USD175	180,543
Realty Income Corp.
2.10%, 03/15/28	USD120	114,772
2.20%, 06/15/28	USD130	124,110
3.00%, 01/15/27	USD245	241,932
3.10%, 12/15/29	USD130	124,883
3.25%, 06/15/29	USD150	145,385
3.40%, 01/15/28	USD205	202,263
3.40%, 01/15/30	USD150	145,349
3.65%, 01/15/28	USD205	203,228
3.95%, 08/15/27	USD248	247,557
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 02/01/29	USD110	$109,404
4.00%, 07/15/29	USD170	169,186
4.70%, 12/15/28	USD105	106,813
4.75%, 02/15/29	USD155	157,891
4.85%, 03/15/30(c)	USD135	138,354
Regency Centers LP
3.70%, 06/15/30	USD150	146,373
4.13%, 03/15/28	USD340	340,220
Rexford Industrial Realty LP, 5.00%, 06/15/28	USD115	116,938
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	USD200	196,715
4.75%, 10/15/27	USD235	234,357
7.25%, 07/15/28(b)	USD135	139,207
Rithm Capital Corp.
8.00%, 04/01/29(b)	USD250	255,217
8.00%, 07/15/30(b)	USD145	147,001
RLJ Lodging Trust, 4.00%, 09/15/29(b)	USD155	145,815
Sabra Health Care LP, 3.90%, 10/15/29	USD75	72,875
SBA Communications Corp.
3.13%, 02/01/29	USD450	425,355
3.88%, 02/15/27	USD440	435,020
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	USD250	248,302
4.38%, 05/28/30(b)(c)	USD220	220,284
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)	USD200	201,170
Service Properties Trust
0.00%, 09/30/27(b)(i)	USD170	150,063
3.95%, 01/15/28(c)	USD130	120,708
4.38%, 02/15/30(c)	USD120	100,931
4.95%, 02/15/27	USD135	134,655
4.95%, 10/01/29(c)	USD124	107,135
5.50%, 12/15/27	USD170	165,780
8.38%, 06/15/29	USD210	208,952
Simon Property Group LP
1.38%, 01/15/27	USD289	279,903
1.75%, 02/01/28	USD365	347,572
2.45%, 09/13/29	USD395	371,362
2.65%, 07/15/30	USD205	191,314
3.38%, 06/15/27	USD225	223,026
3.38%, 12/01/27	USD355	351,001
4.38%, 10/01/30	USD115	115,497
Starwood Property Trust Inc.
4.38%, 01/15/27(b)	USD175	173,532
5.25%, 10/15/28(b)	USD140	140,583
6.00%, 04/15/30(b)	USD125	127,688
6.50%, 07/01/30(b)	USD145	150,913
7.25%, 04/01/29(b)	USD185	194,830
Store Capital LLC
4.50%, 03/15/28	USD175	175,057
4.63%, 03/15/29	USD65	64,600
5.40%, 04/30/30(b)	USD115	117,178
Sun Communities Operating LP, 2.30%, 11/01/28	USD135	127,819
Tanger Properties LP, 3.88%, 07/15/27	USD55	54,571
Trust Fibra Uno, 4.87%, 01/15/30(e)	USD200	195,389
UDR Inc.
3.20%, 01/15/30	USD200	191,471

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 07/01/27	USD245	$242,072
4.40%, 01/26/29	USD100	100,550
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	USD230	206,212
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	USD170	166,109
6.50%, 02/15/29(b)	USD350	327,389
Ventas Realty LP
3.00%, 01/15/30	USD150	142,120
3.85%, 04/01/27	USD100	99,536
4.00%, 03/01/28	USD200	199,136
4.40%, 01/15/29	USD240	240,607
VICI Properties LP
4.75%, 02/15/28	USD470	473,975
4.75%, 04/01/28	USD255	257,367
4.95%, 02/15/30	USD295	298,101
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	USD240	237,622
3.88%, 02/15/29(b)	USD225	219,888
4.13%, 08/15/30(b)	USD310	299,723
4.25%, 12/01/26(b)	USD407	406,176
4.50%, 01/15/28(b)	USD60	59,992
4.63%, 12/01/29(b)	USD275	272,690
5.75%, 02/01/27(b)	USD200	202,385
WEA Finance LLC
2.88%, 01/15/27(b)	USD265	259,874
3.50%, 06/15/29(b)	USD220	212,449
4.13%, 09/20/28(b)	USD175	173,199
Welltower OP LLC
2.05%, 01/15/29	USD85	79,774
2.70%, 02/15/27	USD244	240,106
3.10%, 01/15/30	USD225	215,380
4.13%, 03/15/29	USD85	84,932
4.25%, 04/15/28	USD480	482,771
4.50%, 07/01/30	USD210	212,151
Weyerhaeuser Co.
4.00%, 11/15/29	USD280	276,649
4.00%, 04/15/30	USD230	226,686
6.95%, 10/01/27	USD35	36,843
WP Carey Inc.
3.85%, 07/15/29	USD125	122,981
4.65%, 07/15/30	USD70	70,463
XHR LP
4.88%, 06/01/29(b)	USD150	146,624
6.63%, 05/15/30(b)	USD120	122,568
		51,447,143
Retail — 0.8%
7-Eleven Inc., 1.30%, 02/10/28(b)	USD430	403,022
Academy Ltd., 6.00%, 11/15/27(b)	USD132	132,198
Advance Auto Parts Inc.
1.75%, 10/01/27	USD100	93,665
3.90%, 04/15/30	USD150	137,880
5.95%, 03/09/28	USD120	121,530
7.00%, 08/01/30(b)	USD285	288,440
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	USD245	231,709
3.55%, 07/26/27(b)	USD265	262,511
4.15%, 09/29/28(b)	USD150	150,032
Arko Corp., 5.13%, 11/15/29(b)(c)	USD145	121,506
Security	Par (000)	Value
Retail (continued)
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD135	$133,773
4.63%, 11/15/29(b)	USD150	145,681
4.75%, 03/01/30	USD160	156,278
AutoNation Inc.
1.95%, 08/01/28	USD155	145,280
3.80%, 11/15/27	USD10	9,906
4.75%, 06/01/30	USD115	115,301
AutoZone Inc.
3.75%, 06/01/27	USD55	54,686
3.75%, 04/18/29	USD100	98,513
4.00%, 04/15/30	USD230	227,180
4.50%, 02/01/28	USD285	287,610
5.10%, 07/15/29	USD175	179,904
5.13%, 06/15/30	USD65	67,056
6.25%, 11/01/28	USD170	179,783
Bath & Body Works Inc.
5.25%, 02/01/28	USD162	162,874
6.63%, 10/01/30(b)	USD250	256,535
6.69%, 01/15/27	USD95	97,031
7.50%, 06/15/29	USD150	153,634
Best Buy Co. Inc.
1.95%, 10/01/30	USD250	222,406
4.45%, 10/01/28	USD115	115,914
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(c)	USD105	92,873
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	USD90	88,392
Brinker International Inc., 8.25%, 07/15/30(b)	USD100	105,986
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(b)	USD250	240,759
3.88%, 01/15/28(b)	USD480	471,306
4.00%, 10/15/30(b)	USD875	827,376
4.38%, 01/15/28(b)	USD250	246,813
5.63%, 09/15/29(b)	USD150	152,523
6.13%, 06/15/29(b)	USD370	380,166
Carvana Co., 9.00%, 06/01/30, (9.00% Cash)(b)(f)	USD505	527,735
Chengdu Communications Investment Group Co. Ltd.
4.75%, 12/13/27(e)	USD200	201,172
5.05%, 11/07/29(e)	USD200	203,573
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	USD200	207,253
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(b)	USD200	199,839
Costco Wholesale Corp.
1.38%, 06/20/27	USD642	618,286
1.60%, 04/20/30	USD580	524,274
3.00%, 05/18/27	USD287	283,954
Darden Restaurants Inc.
3.85%, 05/01/27	USD51	50,775
4.35%, 10/15/27	USD120	120,490
4.55%, 10/15/29	USD145	145,757
Dick's Sporting Goods Inc., 4.00%, 10/01/29(b)	USD115	112,489
Dollar General Corp.
3.50%, 04/03/30	USD300	288,500
4.13%, 05/01/28	USD140	139,536
4.63%, 11/01/27	USD275	277,070
5.20%, 07/05/28	USD125	127,858
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Dollar Tree Inc., 4.20%, 05/15/28	USD452	$450,157
EG Global Finance PLC, 12.00%, 11/30/28(b)	USD350	383,473
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)	USD260	247,038
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(b)	USD320	306,083
6.75%, 01/15/30(b)	USD375	347,625
FirstCash Inc.
4.63%, 09/01/28(b)	USD175	172,674
5.63%, 01/01/30(b)	USD155	155,220
Gap Inc. (The), 3.63%, 10/01/29(b)	USD215	202,171
Genuine Parts Co.
4.95%, 08/15/29	USD265	267,878
6.50%, 11/01/28	USD210	221,236
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	USD170	161,522
11.50%, 08/15/29(b)	USD185	191,125
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	USD250	242,589
6.38%, 01/15/30(b)	USD130	132,789
Home Depot Inc. (The)
0.90%, 03/15/28	USD82	76,779
1.50%, 09/15/28	USD352	329,979
2.50%, 04/15/27	USD297	291,393
2.70%, 04/15/30	USD440	415,269
2.80%, 09/14/27	USD435	427,079
2.88%, 04/15/27	USD295	291,015
2.95%, 06/15/29	USD550	531,061
3.75%, 09/15/28	USD95	94,773
3.90%, 12/06/28	USD350	350,077
3.95%, 09/15/30(c)	USD140	139,276
4.75%, 06/25/29	USD480	491,506
4.88%, 06/25/27	USD260	264,263
4.90%, 04/15/29	USD250	257,364
InRetail Consumer, 3.25%, 03/22/28(e)	USD200	194,424
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	USD152	149,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	USD220	219,631
Kohl's Corp., 10.00%, 06/01/30(b)	USD105	114,041
LBM Acquisition LLC, 6.25%, 01/15/29(b)(c)	USD220	200,727
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	USD315	306,861
Lithia Motors Inc.
3.88%, 06/01/29(b)	USD230	219,734
4.63%, 12/15/27(b)	USD150	148,728
5.50%, 10/01/30(b)	USD175	175,344
Lowe's Companies Inc.
1.70%, 09/15/28	USD515	482,246
1.70%, 10/15/30	USD450	397,072
3.10%, 05/03/27	USD505	498,050
3.35%, 04/01/27	USD272	269,481
3.65%, 04/05/29	USD455	447,319
3.95%, 10/15/27	USD325	324,522
4.00%, 10/15/28	USD305	304,367
4.50%, 04/15/30	USD405	409,422
6.50%, 03/15/29	USD80	85,918
Security	Par (000)	Value
Retail (continued)
Macy's Retail Holdings LLC, 5.88%, 03/15/30(b)	USD49	$48,975
McDonald's Corp.
2.13%, 03/01/30	USD255	234,066
2.63%, 09/01/29	USD245	232,521
3.50%, 03/01/27	USD380	377,271
3.50%, 07/01/27	USD532	527,941
3.60%, 07/01/30	USD325	317,246
3.80%, 04/01/28	USD117	116,406
4.60%, 05/15/30	USD130	132,021
4.80%, 08/14/28	USD257	261,855
5.00%, 05/17/29	USD260	267,348
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	USD255	238,068
7.88%, 05/01/29(b)	USD350	308,512
Murphy Oil USA Inc.
4.75%, 09/15/29	USD150	148,070
5.63%, 05/01/27	USD100	100,041
Nordstrom Inc.
4.00%, 03/15/27	USD145	142,892
4.38%, 04/01/30	USD125	118,524
6.95%, 03/15/28	USD125	129,873
O'Reilly Automotive Inc.
3.60%, 09/01/27	USD387	383,592
3.90%, 06/01/29	USD185	183,139
4.35%, 06/01/28	USD50	50,275
5.75%, 11/20/26	USD120	121,967
Papa John's International Inc., 3.88%, 09/15/29(b)	USD100	97,546
Park River Holdings Inc., 8.75%, 12/31/30(b)	USD190	188,881
Patrick Industries Inc., 4.75%, 05/01/29(b)	USD100	98,376
Penske Automotive Group Inc., 3.75%, 06/15/29	USD150	143,577
QVC Inc., 6.88%, 04/15/29(b)(c)	USD176	81,205
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	USD150	156,893
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)(c)	USD377	165,813
SGUS LLC, 11.00%, 12/15/29(b)	USD353	305,891
Sonic Automotive Inc., 4.63%, 11/15/29(b)	USD190	184,899
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	USD145	145,781
Staples Inc.
10.75%, 09/01/29(b)	USD730	712,204
12.75%, 01/15/30(b)	USD270	208,237
Starbucks Corp.
2.00%, 03/12/27	USD176	171,192
2.25%, 03/12/30	USD245	225,093
3.50%, 03/01/28	USD140	138,247
3.55%, 08/15/29	USD300	294,176
4.00%, 11/15/28	USD255	254,401
4.50%, 05/15/28	USD75	75,652
4.80%, 05/15/30	USD180	183,801
4.85%, 02/08/27	USD300	302,505
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	USD105	104,987
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	USD180	174,579
Target Corp.
1.95%, 01/15/27	USD425	415,656

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.35%, 02/15/30	USD250	$233,228
2.65%, 09/15/30	USD30	28,042
3.38%, 04/15/29	USD300	293,907
4.35%, 06/15/28	USD55	55,513
TJX Companies Inc. (The)
1.15%, 05/15/28	USD25	23,343
3.88%, 04/15/30	USD75	74,616
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	USD180	172,240
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	USD140	148,587
Walmart Inc.
1.50%, 09/22/28	USD645	605,978
2.38%, 09/24/29	USD20	18,965
3.25%, 07/08/29	USD240	235,214
3.70%, 06/26/28	USD470	470,097
3.90%, 04/15/28	USD310	311,101
3.95%, 09/09/27	USD245	246,029
4.00%, 04/15/30	USD50	50,319
4.10%, 04/28/27	USD155	155,891
4.35%, 04/28/30	USD265	268,864
5.88%, 04/05/27	USD240	247,146
7.55%, 02/15/30	USD100	114,158
White Cap Buyer LLC, 6.88%, 10/15/28(b)	USD200	200,000
White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	USD75	75,828
Yum! Brands Inc., 4.75%, 01/15/30(b)	USD225	224,305
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(e)	USD200	202,338
		37,500,904
Savings & Loans — 0.0%
Nationwide Building Society
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)	USD245	241,030
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(a)(b)	USD390	383,675
4.30%, 03/08/29(a)(b)	USD460	459,521
4.35%, 09/30/30(b)	USD200	199,208
4.65%, 07/14/29, (1-day SOFR + 1.06%)(a)(b)	USD200	201,680
4.85%, 07/27/27(b)	USD300	303,879
5.13%, 07/29/29(b)	USD215	221,463
		2,010,456
Semiconductors — 0.5%
Advanced Micro Devices Inc., 4.32%, 03/24/28	USD10	10,102
ams-OSRAM AG, 12.25%, 03/30/29(b)	USD135	145,562
Analog Devices Inc.
1.70%, 10/01/28	USD245	229,863
3.45%, 06/15/27	USD45	44,647
3.50%, 12/05/26	USD210	208,883
4.25%, 06/15/28	USD225	226,484
4.50%, 06/15/30	USD230	233,494
Applied Materials Inc.
1.75%, 06/01/30	USD200	179,993
3.30%, 04/01/27	USD405	401,989
4.80%, 06/15/29	USD260	266,284
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	USD245	242,531
Broadcom Inc.
1.95%, 02/15/28	USD210	200,519
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 04/15/29(b)	USD240	$238,905
4.11%, 09/15/28	USD425	425,474
4.15%, 02/15/28	USD290	290,764
4.20%, 10/15/30	USD145	144,663
4.35%, 02/15/30	USD455	457,370
4.60%, 07/15/30	USD375	380,291
4.75%, 04/15/29	USD525	534,559
4.80%, 04/15/28	USD400	407,201
5.00%, 04/15/30	USD150	154,526
5.05%, 07/12/27	USD425	431,964
5.05%, 07/12/29	USD685	705,489
5.05%, 04/15/30	USD250	258,151
Foundry JV Holdco LLC, 5.90%, 01/25/30(b)	USD245	257,462
Intel Corp.
1.60%, 08/12/28	USD275	256,735
2.45%, 11/15/29	USD645	599,949
3.15%, 05/11/27	USD320	315,065
3.75%, 03/25/27	USD509	506,123
3.75%, 08/05/27	USD545	540,599
3.90%, 03/25/30	USD530	519,184
4.00%, 08/05/29	USD255	252,059
4.88%, 02/10/28	USD565	572,834
5.13%, 02/10/30	USD405	415,626
Kioxia Holdings Corp., 6.25%, 07/24/30	USD265	273,717
KLA Corp., 4.10%, 03/15/29	USD270	270,544
Lam Research Corp.
1.90%, 06/15/30	USD230	208,378
4.00%, 03/15/29	USD340	339,323
Marvell Technology Inc.
2.45%, 04/15/28	USD75	71,956
4.75%, 07/15/30	USD125	126,524
4.88%, 06/22/28	USD225	228,238
5.75%, 02/15/29	USD170	177,501
Microchip Technology Inc.
4.90%, 03/15/28	USD260	263,249
5.05%, 03/15/29	USD320	326,142
5.05%, 02/15/30	USD320	326,275
Micron Technology Inc.
4.66%, 02/15/30	USD310	313,108
5.33%, 02/06/29	USD235	242,048
NVIDIA Corp.
1.55%, 06/15/28	USD490	463,318
2.85%, 04/01/30	USD455	434,756
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	USD180	186,113
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	USD300	287,629
4.30%, 08/19/28	USD165	165,214
4.30%, 06/18/29	USD347	345,950
4.40%, 06/01/27	USD274	274,709
ON Semiconductor Corp., 3.88%, 09/01/28(b)	USD250	243,363
Qorvo Inc., 4.38%, 10/15/29	USD290	285,565
Qualcomm Inc.
1.30%, 05/20/28	USD255	238,905
2.15%, 05/20/30	USD355	326,261
3.25%, 05/20/27	USD510	505,574
4.50%, 05/20/30	USD160	162,362
Renesas Electronics Corp., 2.17%, 11/25/26(b)	USD280	273,355
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
SK hynix Inc.
4.25%, 09/11/28(e)	USD200	$200,152
4.38%, 09/11/30(e)	USD200	199,968
SK Hynix, Inc.
5.50%, 01/16/29(e)	USD400	414,097
6.38%, 01/17/28(e)	USD385	402,178
Synaptics Inc., 4.00%, 06/15/29(b)	USD125	120,066
Texas Instruments Inc.
1.75%, 05/04/30	USD125	112,923
2.25%, 09/04/29	USD315	295,413
2.90%, 11/03/27	USD135	132,727
4.50%, 05/23/30	USD150	152,517
4.60%, 02/08/27	USD115	115,976
4.60%, 02/15/28	USD250	254,006
4.60%, 02/08/29	USD100	102,123
TSMC Arizona Corp.
3.88%, 04/22/27	USD360	359,040
4.13%, 04/22/29	USD200	200,377
TSMC Global Ltd.
1.38%, 09/28/30(e)	USD400	351,308
1.75%, 04/23/28(e)	USD200	189,257
4.38%, 07/22/27(e)	USD400	401,850
Xilinx Inc., 2.38%, 06/01/30	USD200	185,405
		22,604,804
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(e)	USD200	189,478
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	USD165	155,325
3.48%, 12/01/27	USD225	221,426
4.20%, 05/01/30	USD150	148,390
5.35%, 01/15/30	USD160	165,275
		879,894
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27	USD75	73,475
2.30%, 02/01/30	USD395	368,380
4.75%, 01/17/28	USD310	315,884
4.80%, 04/04/29	USD290	297,525
4.85%, 04/04/27	USD185	187,561
4.95%, 01/17/30	USD200	206,727
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	USD700	685,692
Atlassian Corp., 5.25%, 05/15/29	USD105	107,959
Autodesk Inc.
2.85%, 01/15/30	USD165	156,144
3.50%, 06/15/27	USD115	113,952
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	USD70	66,268
Cadence Design Systems Inc.
4.20%, 09/10/27	USD100	100,311
4.30%, 09/10/29	USD335	336,297
Camelot Finance SA, 4.50%, 11/01/26(b)	USD30	29,788
Capstone Borrower Inc., 8.00%, 06/15/30(b)	USD230	234,853
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	USD250	206,922
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	USD235	197,216
Cloud Software Group Inc.
6.50%, 03/31/29(b)	USD1,235	1,244,469
9.00%, 09/30/29(b)	USD1,210	1,251,118
Security	Par (000)	Value
Software (continued)
Concentrix Corp., 6.60%, 08/02/28	USD275	$286,598
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	USD12	11,990
6.50%, 10/15/28(b)	USD115	114,825
Constellation Software Inc., 5.16%, 02/16/29(b)	USD130	132,783
CoreLogic Inc., 4.50%, 05/01/28(b)	USD235	226,834
CoreWeave Inc., 9.25%, 06/01/30(b)	USD600	604,982
Dye & Durham Ltd., 8.63%, 04/15/29(b)	USD195	184,438
Elastic NV, 4.13%, 07/15/29(b)	USD170	164,042
Ellucian Holdings Inc., 6.50%, 12/01/29(b)	USD205	207,673
Fair Isaac Corp., 4.00%, 06/15/28(b)	USD300	293,241
Fidelity National Information Services Inc.
1.65%, 03/01/28	USD195	183,600
3.75%, 05/21/29	USD125	122,043
Fiserv Inc.
2.25%, 06/01/27	USD407	393,491
2.65%, 06/01/30	USD315	288,795
3.50%, 07/01/29	USD860	827,629
4.20%, 10/01/28	USD309	306,057
4.75%, 03/15/30	USD250	249,932
5.15%, 03/15/27	USD155	156,244
5.38%, 08/21/28	USD230	234,805
5.45%, 03/02/28	USD295	300,760
Intuit Inc.
1.35%, 07/15/27	USD105	100,705
1.65%, 07/15/30	USD155	138,529
5.13%, 09/15/28	USD295	304,282
Microsoft Corp.
3.30%, 02/06/27	USD1,275	1,267,719
3.40%, 06/15/27	USD115	114,674
MSCI Inc., 4.00%, 11/15/29(b)	USD385	375,479
Open Text Corp.
3.88%, 02/15/28(b)	USD270	262,747
3.88%, 12/01/29(b)	USD260	246,031
6.90%, 12/01/27(b)	USD350	364,333
Open Text Holdings Inc., 4.13%, 02/15/30(b)	USD280	267,597
Oracle Corp.
2.30%, 03/25/28	USD555	530,900
2.80%, 04/01/27	USD610	598,538
2.95%, 04/01/30	USD1,000	935,164
3.25%, 11/15/27	USD970	951,495
3.25%, 05/15/30	USD100	94,619
4.20%, 09/27/29	USD625	619,909
4.45%, 09/26/30	USD720	713,812
4.50%, 05/06/28	USD255	256,457
4.65%, 05/06/30	USD240	241,651
4.80%, 08/03/28	USD520	527,409
6.15%, 11/09/29	USD415	439,836
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)	USD200	180,504
Paychex Inc., 5.10%, 04/15/30	USD470	482,974
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD185	167,070
PTC Inc., 4.00%, 02/15/28(b)	USD168	165,317
RingCentral Inc., 8.50%, 08/15/30(b)	USD110	117,276
ROBLOX Corp., 3.88%, 05/01/30(b)	USD300	287,119
Rocket Software Inc.
6.50%, 02/15/29(b)	USD200	194,746
9.00%, 11/28/28(b)	USD260	267,894
Roper Technologies Inc.
1.40%, 09/15/27	USD295	280,927

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.00%, 06/30/30	USD200	$180,152
2.95%, 09/15/29	USD190	181,279
3.80%, 12/15/26	USD110	109,631
4.20%, 09/15/28	USD125	125,179
4.25%, 09/15/28	USD55	55,158
4.45%, 09/15/30	USD100	100,357
4.50%, 10/15/29	USD205	206,822
Salesforce Inc.
1.50%, 07/15/28	USD240	225,651
3.70%, 04/11/28	USD540	538,158
ServiceNow Inc., 1.40%, 09/01/30	USD5	4,386
SS&C Technologies Inc., 5.50%, 09/30/27(b)	USD635	635,025
Synopsys Inc.
4.55%, 04/01/27	USD510	513,368
4.65%, 04/01/28	USD270	272,939
4.85%, 04/01/30	USD640	651,291
Take-Two Interactive Software Inc.
3.70%, 04/14/27	USD307	305,283
4.95%, 03/28/28	USD270	274,773
5.40%, 06/12/29	USD110	113,878
Twilio Inc., 3.63%, 03/15/29	USD155	148,986
VMware LLC
1.80%, 08/15/28	USD255	239,474
3.90%, 08/21/27	USD435	433,842
4.70%, 05/15/30	USD200	202,788
West Technology Group LLC, 8.50%, 04/10/27(b)	USD149	18,096
Workday Inc.
3.50%, 04/01/27	USD350	347,046
3.70%, 04/01/29	USD235	231,553
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	USD200	188,609
		29,270,740
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/28(b)	USD365	275,288
5.75%, 08/15/29(b)	USD660	480,123
9.63%, 07/15/27(b)	USD110	94,282
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(b)	USD64	60,184
Altice France SA
6.50%, 10/15/31(b)	USD112	106,543
6.50%, 03/15/32(b)	USD578	553,247
6.88%, 10/15/30(b)	USD250	244,871
6.88%, 07/15/32(b)	USD481	462,251
9.50%, 11/01/29(b)	USD400	408,094
Altice Holdings 1 SARL, 0.00%(b)	EUR0	4,039
America Movil SAB de CV
2.88%, 05/07/30	USD200	188,092
3.63%, 04/22/29	USD345	337,813
AT&T Inc.
1.65%, 02/01/28	USD785	743,720
2.30%, 06/01/27	USD811	788,195
3.80%, 02/15/27	USD255	253,857
4.10%, 02/15/28	USD550	549,093
4.25%, 03/01/27	USD512	512,447
4.30%, 02/15/30	USD1,035	1,034,053
4.35%, 03/01/29	USD900	902,588
4.70%, 08/15/30	USD340	344,721
Axiata SPV2 Bhd, 2.16%, 08/19/30(e)	USD200	180,588
Security	Par (000)	Value
Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada, 6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	USD175	$182,971
British Telecommunications PLC
3.25%, 11/08/29(b)	USD185	177,284
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(b)	USD150	148,422
5.13%, 12/04/28	USD200	204,734
Ciena Corp., 4.00%, 01/31/30(b)	USD125	120,162
Cisco Systems Inc.
4.55%, 02/24/28	USD260	263,748
4.75%, 02/24/30	USD430	440,556
4.80%, 02/26/27	USD470	475,214
4.85%, 02/26/29	USD870	891,468
CommScope LLC
4.75%, 09/01/29(b)	USD273	272,320
7.13%, 07/01/28(b)	USD207	207,554
8.25%, 03/01/27(b)(c)	USD295	297,212
CommScope Technologies LLC, 5.00%, 03/15/27(b)	USD215	213,974
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD585	619,816
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	USD210	208,804
4.38%, 06/21/28(b)	USD335	336,683
8.75%, 06/15/30	USD1,015	1,194,828
EchoStar Corp., Series ., 10.75%, 11/30/29	USD1,600	1,761,777
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	USD475	474,466
5.88%, 10/15/27(b)	USD360	360,015
5.88%, 11/01/29	USD250	252,863
6.00%, 01/15/30(b)	USD100	101,383
6.75%, 05/01/29(b)	USD300	303,000
8.75%, 05/15/30(b)	USD125	130,651
Frontier Florida LLC, Series E, 6.86%, 02/01/28(c)	USD105	109,155
Frontier North Inc., Series G, 6.73%, 02/15/28	USD80	82,570
GCI LLC, 4.75%, 10/15/28(b)	USD190	185,501
Globe Telecom Inc., 4.20%, (5-year CMT + 5.53%)(a)(e)(g)	USD200	198,678
GoTo Group Inc.
5.50%, 05/01/28(b)	USD137	114,024
5.50%, 05/01/28(b)(c)	USD132	46,117
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	USD200	193,860
Iliad Holding SAS, 7.00%, 10/15/28(b)	USD275	279,110
Juniper Networks Inc., 3.75%, 08/15/29	USD135	131,931
KT Corp.
4.13%, 02/02/28(e)	USD200	199,689
4.38%, 01/03/29(e)	USD200	200,905
Level 3 Financing Inc.
3.63%, 01/15/29(b)(c)	USD115	103,486
3.75%, 07/15/29(b)	USD145	128,766
3.88%, 10/15/30(b)	USD140	125,932
4.25%, 07/01/28(b)(c)	USD140	133,167
4.50%, 04/01/30(b)	USD200	185,669
4.88%, 06/15/29(b)	USD225	215,939
Lumen Technologies Inc.
4.13%, 04/15/29(b)	USD125	124,017
4.50%, 01/15/29(b)	USD125	116,014
5.38%, 06/15/29(b)(c)	USD80	75,200
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Millicom International Cellular SA, 6.25%, 03/25/29(e)	USD180	$180,608
Motorola Solutions Inc.
4.60%, 02/23/28	USD255	257,486
4.60%, 05/23/29	USD275	277,980
4.85%, 08/15/30	USD100	101,961
5.00%, 04/15/29	USD100	102,366
NBN Co. Ltd.
1.63%, 01/08/27(b)	USD140	136,088
4.00%, 10/01/27(b)	USD225	224,660
4.15%, 09/16/30(b)	USD200	199,267
4.25%, 10/01/29(b)	USD200	200,354
5.75%, 10/06/28(b)	USD480	501,129
Nokia OYJ, 4.38%, 06/12/27	USD190	189,827
NTT Finance Corp.
1.59%, 04/03/28(b)	USD240	225,762
4.37%, 07/27/27(b)	USD210	210,729
4.57%, 07/16/27(b)	USD300	302,218
4.62%, 07/16/28(b)	USD200	202,128
4.88%, 07/16/30(b)	USD755	768,885
5.10%, 07/02/27(b)	USD200	203,014
5.11%, 07/02/29(b)	USD200	205,328
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(e)	USD200	209,824
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(e)	USD200	195,009
Rogers Communications Inc.
2.90%, 11/15/26	USD125	123,207
3.20%, 03/15/27	USD515	507,766
5.00%, 02/15/29	USD390	397,161
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)	USD260	258,766
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	USD250	261,746
Saudi Telecom Co., 3.89%, 05/13/29(e)	USD400	396,488
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(e)	USD200	182,249
2.38%, 08/28/29(e)	USD400	376,820
3.88%, 08/28/28(e)	USD200	199,443
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(e)	USD200	206,806
Softbank Corp., 4.70%, 07/09/30(b)	USD200	201,373
Sprint Capital Corp., 6.88%, 11/15/28	USD715	768,263
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29(b)	USD260	261,597
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	USD150	149,404
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(e)	USD200	201,200
Telefonica Emisiones SA, 4.10%, 03/08/27	USD442	441,099
Telefonica Europe BV, 8.25%, 09/15/30	USD300	345,726
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)	USD90	68,586
5.63%, 12/06/26(b)	USD175	133,973
6.50%, 10/15/27(b)	USD15	7,584
TELUS Corp.
2.80%, 02/16/27	USD145	142,370
3.70%, 09/15/27	USD89	88,226
T-Mobile USA Inc.
2.05%, 02/15/28	USD638	609,178
2.40%, 03/15/29	USD145	136,842
2.63%, 02/15/29	USD390	370,759
Security	Par (000)	Value
Telecommunications (continued)
3.38%, 04/15/29	USD835	$811,788
3.75%, 04/15/27	USD1,329	1,321,312
3.88%, 04/15/30	USD2,175	2,129,946
4.20%, 10/01/29	USD225	224,953
4.75%, 02/01/28	USD99	99,085
4.80%, 07/15/28	USD330	335,418
4.85%, 01/15/29	USD265	270,271
4.95%, 03/15/28	USD385	392,130
TT Varlik Kiralama AS, 6.50%, 10/30/30(b)	USD200	201,423
Turk Telekomunikasyon A/S, 7.38%, 05/20/29(e)	USD200	207,110
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(e)	USD200	200,372
7.45%, 01/24/30(e)	USD200	208,556
Verizon Communications Inc.
1.50%, 09/18/30	USD330	288,665
2.10%, 03/22/28	USD685	654,126
3.00%, 03/22/27	USD199	196,509
3.15%, 03/22/30	USD455	434,700
3.88%, 02/08/29	USD411	407,875
4.02%, 12/03/29	USD1,110	1,099,117
4.13%, 03/16/27	USD80	80,054
4.33%, 09/21/28	USD1,305	1,311,072
Viasat Inc.
5.63%, 04/15/27(b)	USD225	224,853
6.50%, 07/15/28(b)	USD120	116,427
Viavi Solutions Inc., 3.75%, 10/01/29(b)	USD135	127,425
Vodafone Group PLC
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(a)	USD630	665,073
7.88%, 02/15/30	USD155	176,848
WULF Compute LLC, 7.75%, 10/15/30(b)	USD970	1,006,495
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(e)	USD200	192,538
Zayo Group Holdings Inc., 13.75%, 09/09/30, (13.75% PIK)(b)(f)	USD136	124,345
Zegona Finance PLC, 8.63%, 07/15/29(b)	USD246	261,601
		46,615,066
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	USD50	49,430
3.55%, 11/19/26	USD190	188,607
3.90%, 11/19/29	USD300	293,293
Mattel Inc.
3.75%, 04/01/29(b)	USD205	198,828
5.88%, 12/15/27(b)	USD160	160,345
		890,503
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	USD125	126,080
Beacon Mobility Corp., 7.25%, 08/01/30(b)	USD160	166,612
Brightline East LLC, 11.00%, 01/31/30(b)	USD335	130,954
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	USD185	183,291
Canadian National Railway Co., 6.90%, 07/15/28	USD185	198,727
Canadian Pacific Railway Co.
1.75%, 12/02/26	USD356	347,467
2.05%, 03/05/30	USD155	141,398
2.88%, 11/15/29	USD100	94,992
4.00%, 06/01/28	USD210	209,598

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.80%, 03/30/30	USD185	$189,387
CH Robinson Worldwide Inc., 4.20%, 04/15/28	USD245	245,093
CSX Corp.
2.40%, 02/15/30	USD120	112,109
2.60%, 11/01/26	USD185	182,314
3.25%, 06/01/27	USD320	316,284
3.80%, 03/01/28	USD370	368,188
4.25%, 03/15/29	USD230	231,496
Danaos Corp., 8.50%, 03/01/28(b)	USD75	75,801
FedEx Corp.
3.10%, 08/05/29	USD460	441,191
4.25%, 05/15/30	USD227	226,194
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	USD150	145,026
Georgian Railway JSC, 4.00%, 06/17/28(e)	USD200	187,422
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(e)	USD200	190,453
3.84%, 12/13/27(e)	USD200	197,723
JB Hunt Transport Services Inc., 4.90%, 03/15/30	USD255	260,824
Kirby Corp., 4.20%, 03/01/28	USD140	139,659
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(e)	USD200	198,131
MTR Corp. CI Ltd., 2.50%, 11/02/26(e)	USD200	197,232
MTR Corp. Ltd.
1.63%, 08/19/30(e)	USD200	180,873
4.38%, 04/01/30(e)	USD200	204,186
Norfolk Southern Corp.
3.15%, 06/01/27	USD160	157,787
3.80%, 08/01/28	USD254	252,746
5.05%, 08/01/30	USD200	207,251
7.80%, 05/15/27	USD105	110,886
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(e)	USD200	197,749
Rand Parent LLC, 8.50%, 02/15/30(b)	USD270	275,964
Rumo Luxembourg SARL, 5.25%, 01/10/28(e)	USD200	199,011
RXO Inc., 7.50%, 11/15/27(b)	USD115	117,499
Ryder System Inc.
2.85%, 03/01/27	USD140	137,603
2.90%, 12/01/26	USD135	133,260
4.30%, 06/15/27	USD110	110,236
4.30%, 12/01/30	USD75	74,598
4.85%, 06/15/30	USD125	127,358
4.90%, 12/01/29	USD55	56,275
4.95%, 09/01/29	USD80	81,815
5.00%, 03/15/30	USD115	117,649
5.25%, 06/01/28	USD200	205,199
5.30%, 03/15/27	USD90	91,233
5.38%, 03/15/29	USD155	160,336
5.50%, 06/01/29	USD60	62,559
5.65%, 03/01/28	USD205	211,623
6.30%, 12/01/28	USD160	169,589
Sats Treasury Pte Ltd., 4.83%, 01/23/29(e)	USD200	203,922
Seaspan Corp., 5.50%, 08/01/29(b)	USD200	192,031
SF Holding Investment Ltd.
2.38%, 11/17/26(e)	USD200	196,406
2.88%, 02/20/30(e)	USD200	189,003
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	USD170	160,851
Transnet, 8.25%, 02/06/28(e)	USD400	423,882
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27	USD70	$68,521
2.40%, 02/05/30	USD235	218,939
3.00%, 04/15/27	USD140	138,175
3.70%, 03/01/29	USD250	247,055
3.95%, 09/10/28	USD415	414,656
6.63%, 02/01/29	USD160	172,280
United Parcel Service Inc.
2.40%, 11/15/26	USD65	64,044
2.50%, 09/01/29	USD90	85,010
3.05%, 11/15/27	USD415	408,787
3.40%, 03/15/29	USD250	245,546
4.45%, 04/01/30	USD270	274,693
4.65%, 10/15/30(c)	USD50	51,142
XPO Inc., 6.25%, 06/01/28(b)	USD255	260,280
Zhengzhou Transportation Development Investment Group Co. Ltd., 4.75%, 10/31/27(e)	USD200	200,912
		13,363,066
Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(b)	USD260	261,188
DAE Funding LLC, 3.38%, 03/20/28(e)	USD200	194,549
FTAI Aviation Investors LLC, 5.50%, 05/01/28(b)	USD305	305,092
GATX Corp.
3.50%, 03/15/28	USD145	142,360
4.00%, 06/30/30	USD155	152,317
4.55%, 11/07/28	USD115	115,711
4.70%, 04/01/29	USD180	182,286
5.40%, 03/15/27	USD50	50,734
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	USD105	100,964
3.40%, 11/15/26(b)	USD165	163,579
4.20%, 04/01/27(b)	USD180	179,750
4.40%, 07/01/27(b)	USD271	271,640
5.25%, 07/01/29(b)	USD205	210,903
5.25%, 02/01/30(b)	USD240	247,455
5.35%, 01/12/27(b)	USD95	96,077
5.35%, 03/30/29(b)	USD150	154,330
5.55%, 05/01/28(b)	USD200	205,770
5.70%, 02/01/28(b)	USD260	267,366
5.88%, 11/15/27(b)	USD220	226,430
6.05%, 08/01/28(b)	USD285	297,435
6.20%, 06/15/30(b)	USD160	171,002
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(b)	USD200	189,882
5.10%, 04/01/30(b)	USD195	199,542
5.30%, 04/03/29(b)	USD200	205,417
5.45%, 05/03/28(b)	USD200	204,790
		4,796,569
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	USD160	156,920
6.00%, 06/16/30	USD105	106,342
		263,262
Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30	USD150	141,497
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
2.95%, 09/01/27	USD200	$196,327
3.45%, 06/01/29	USD175	171,032
3.75%, 09/01/28	USD140	138,952
Essential Utilities Inc.
2.70%, 04/15/30	USD150	139,921
3.57%, 05/01/29	USD120	117,278
4.80%, 08/15/27	USD125	126,276
Manila Water Co. Inc., 4.38%, 07/30/30(e)	USD200	198,529
Sabesp Lux Sarl, 5.63%, 08/20/30(e)	USD200	202,276
United Utilities PLC, 6.88%, 08/15/28	USD120	128,182
		1,560,270
Total Corporate Bonds & Notes — 34.1% (Cost: $1,558,396,323)		1,580,365,355
Foreign Government Obligations(k)
Angola — 0.0%
Angolan Government International Bonds
8.00%, 11/26/29(e)	$600	574,349
8.25%, 05/09/28(e)	400	393,336
		967,685
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 07/09/29	1,312	1,117,265
1.75%, 07/09/30(h)	6,720	5,497,752
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 10/31/28	267	205,429
5.00%, 10/31/27	2,570	2,467,025
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(e)	133	134,274
		9,421,745
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	400	401,175
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(e)	200	215,442
Bahrain — 0.1%
Bahrain Government International Bonds
4.25%, 01/25/28(e)	200	196,072
6.75%, 09/20/29(e)	400	418,170
7.00%, 10/12/28(e)	400	419,123
7.38%, 05/14/30(e)	400	431,725
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(e)	200	192,010
3.95%, 09/16/27(e)	400	391,633
4.50%, 03/30/27(e)	200	198,235
		2,246,968
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 08/20/30(e)	300	271,831
4.75%, 02/15/29(e)	255	257,250
		529,081
Security	Par (000)	Value
Bolivia — 0.0%
Bolivia Government International Bonds
4.50%, 03/20/28(e)	$400	$326,915
7.50%, 03/02/30(e)	200	166,836
		493,751
Brazil — 0.1%
Brazil Government International Bonds
3.88%, 06/12/30	1,000	959,372
4.50%, 05/30/29	600	597,331
4.63%, 01/13/28(c)	800	803,160
10.13%, 05/15/27	200	217,400
		2,577,263
Canada — 0.6%
Canada Government International Bonds
3.75%, 04/26/28	1,140	1,143,501
4.00%, 03/18/30	1,175	1,188,708
4.63%, 04/30/29	1,010	1,041,409
CDP Financial Inc.
4.25%, 07/25/28(b)	420	425,467
4.63%, 01/24/30(b)	500	514,481
4.88%, 06/05/29(b)	640	662,875
CPPIB Capital Inc.
4.13%, 06/10/30(b)	750	760,091
4.25%, 07/20/28(b)	2,045	2,073,745
Export Development Canada
3.00%, 05/25/27	70	69,249
3.75%, 09/07/27	25	25,032
3.88%, 02/14/28	2,325	2,336,152
4.00%, 06/20/30	395	399,169
4.13%, 02/13/29	950	963,113
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	121,398
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	500	441,145
4.25%, 04/25/28(b)	1,465	1,481,373
Province of Alberta Canada
1.30%, 07/22/30	20	17,813
3.30%, 03/15/28	370	366,213
4.50%, 06/26/29	495	506,680
Province of British Columbia Canada
3.90%, 08/27/30	1,000	1,001,224
4.70%, 01/24/28	1,055	1,076,288
4.80%, 11/15/28	615	633,121
4.90%, 04/24/29	865	896,175
Province of Manitoba Canada, 1.50%, 10/25/28	360	336,995
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,973
Province of Ontario Canada
1.05%, 05/21/27	530	508,417
2.00%, 10/02/29	450	420,682
3.10%, 05/19/27	1,270	1,257,322
3.70%, 09/17/29	650	647,649
3.90%, 09/04/30	1,000	1,001,609
4.20%, 01/18/29	920	932,137
4.70%, 01/15/30	1,065	1,101,004
Province of Quebec Canada
1.35%, 05/28/30	480	430,000
2.75%, 04/12/27	405	399,008
3.63%, 04/13/28	1,270	1,266,795
4.50%, 04/03/29	955	976,934
Series PD, 7.50%, 09/15/29	570	644,311

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada
3.25%, 06/08/27	$70	$69,379
4.65%, 01/28/30	320	329,824
PSP Capital Inc.
1.63%, 10/26/28(b)	35	32,895
3.75%, 10/02/29(b)	400	399,111
		28,903,467
Cayman Islands — 0.0%
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30(b)	600	598,366
4.25%, 09/09/30(e)	200	199,455
KSA Sukuk Ltd.
5.25%, 06/04/27(e)	200	203,545
5.25%, 06/04/30(e)	400	416,717
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(e)	200	194,096
		1,612,179
Chile — 0.0%
Chile Government International Bonds
2.75%, 01/31/27	400	392,888
3.24%, 02/06/28	600	589,496
4.85%, 01/22/29	600	613,444
		1,595,828
China — 0.1%
China Development Bank, 4.56%, 07/02/28, (1-day SOFR + 0.30%)(a)(e)	200	199,771
China Development Bank/Hong Kong, 2.00%, 02/16/27(e)	200	195,416
China Government International Bonds
2.13%, 12/03/29(e)	600	574,109
2.63%, 11/02/27(e)	400	395,114
3.50%, 10/19/28(e)	400	402,370
4.13%, 11/20/27(e)	200	203,571
4.25%, 11/20/29(e)	200	207,295
Export-Import Bank of China (The)
3.25%, 11/28/27(e)	200	197,640
3.38%, 03/14/27(e)	400	397,233
4.69%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(e)	200	200,225
		2,972,744
Colombia — 0.0%
Colombia Government International Bonds
3.00%, 01/30/30	600	543,661
3.88%, 04/25/27	600	594,644
4.50%, 03/15/29	400	393,722
7.38%, 04/25/30	600	644,136
		2,176,163
Denmark — 0.0%
Kommunekredit
3.75%, 05/24/28(e)	400	400,007
4.63%, 03/05/27(e)	200	201,928
		601,935
Dominican Republic — 0.0%
Dominican Republic International Bonds
4.50%, 01/30/30(e)	600	586,283
5.50%, 02/22/29(e)	500	508,415
5.95%, 01/25/27(e)	600	608,323
6.00%, 07/19/28(e)	450	463,144
		2,166,165
Security	Par (000)	Value
Ecuador — 0.0%
Ecuador Government International Bonds
0.00%, 07/31/30(e)(i)	$200	$156,010
6.90%, 07/31/30(e)(h)	900	819,712
		975,722
Egypt — 0.1%
Egypt Government International Bonds
5.80%, 09/30/27(e)	200	200,312
6.59%, 02/21/28(e)	400	406,048
7.50%, 01/31/27(e)	600	613,027
7.60%, 03/01/29(e)	600	627,143
8.63%, 02/04/30(e)	400	428,259
Egyptian Financial Co. for Sovereign Taskeek (The), 6.38%, 04/07/29(b)	200	202,557
		2,477,346
El Salvador — 0.0%
El Salvador Government International Bonds
8.63%, 02/28/29(e)	250	266,815
9.25%, 04/17/30(e)	200	216,831
		483,646
Finland — 0.1%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(c)	980	975,122
4.25%, 01/31/29(b)	500	507,688
4.25%, 04/01/30(b)	300	305,400
4.88%, 01/13/27(b)	500	505,808
		2,294,018
France — 0.2%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(e)	200	199,949
4.00%, 09/21/27(e)	600	599,966
4.50%, 03/05/29(e)	600	608,540
4.88%, 01/16/30(e)	200	206,292
Caisse d'Amortissement de la Dette Sociale
3.75%, 09/12/27(b)	900	898,148
3.75%, 05/24/28(b)	4,010	3,998,089
4.25%, 01/24/27(b)	1,000	1,003,786
4.50%, 05/22/29(b)	1,060	1,080,654
4.75%, 01/22/30(b)	425	437,645
Caisse des Depots et Consignations, 4.25%, 01/31/27(e)	400	400,919
SFIL SA, 5.00%, 04/26/27(e)	400	405,503
		9,839,491
Gabon — 0.0%
Gabon Government International Bonds, 9.50%, 02/18/29(e)	200	179,666
Germany — 0.0%
State of North Rhine-Westphalia Germany
4.38%, 02/16/27(e)	800	804,590
4.38%, 02/12/30(e)	400	408,156
		1,212,746
Ghana — 0.0%
Ghana Government International Bonds
0.00%, 01/03/30(e)(i)	140	120,852
6.00%, 07/03/29(e)(h)	939	913,058
		1,033,910
Guatemala — 0.0%
Guatemala Government Bonds
4.38%, 06/05/27(e)	200	198,453
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Guatemala (continued)
4.90%, 06/01/30(e)	$200	$199,277
5.25%, 08/10/29(e)	200	202,396
		600,126
Honduras — 0.0%
Honduras Government International Bonds
5.63%, 06/24/30(e)	200	195,596
6.25%, 01/19/27(e)	200	200,284
		395,880
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	389,912
2.40% , (7-year CMT + 4.74%)(a)(e)(g)	200	191,942
4.75%, 01/12/28(b)	400	407,153
4.75%, 07/15/28(b)	400	408,898
4.88%, 01/12/30(b)	200	207,327
4.88%, 07/15/30(b)	600	624,810
Hong Kong Government International Bonds
4.13%, 06/10/30(b)	400	406,946
4.25%, 07/24/27(b)	200	202,032
4.50%, 01/11/28(b)	600	609,986
Hong Kong Mortgage Corp. Ltd. (The)
4.13%, 10/18/27(e)	200	200,618
4.88%, 09/13/28(e)	200	204,580
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(e)	200	198,716
		4,052,920
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(e)	400	408,090
5.38%, 09/26/30(e)	400	411,620
6.13%, 05/22/28(e)	800	832,739
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(e)	400	413,676
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(e)	400	420,238
		2,486,363
India — 0.0%
Export-Import Bank of India
3.25%, 01/15/30(e)	200	190,736
3.88%, 02/01/28(e)	200	197,945
		388,681
Indonesia — 0.2%
Indonesia Government International Bonds
2.85%, 02/14/30	400	378,888
3.40%, 09/18/29	200	195,099
3.50%, 01/11/28	600	593,422
3.85%, 07/18/27(e)	400	398,603
3.85%, 10/15/30	400	393,662
4.15%, 09/20/27	300	300,455
4.35%, 01/08/27(e)	400	401,615
4.40%, 03/10/29	200	201,840
4.55%, 01/11/28	400	403,136
4.75%, 02/11/29	400	407,462
5.25%, 01/15/30	200	208,136
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(e)	200	187,443
4.15%, 03/29/27(e)	800	801,250
4.40%, 06/06/27(e)	800	803,357
4.40%, 03/01/28(e)	400	402,711
4.45%, 02/20/29(e)	200	201,623
Security	Par (000)	Value
Indonesia (continued)
4.55%, 07/23/30(e)	$400	$404,109
5.00%, 05/25/30	400	412,159
5.10%, 07/02/29(e)	200	206,036
5.40%, 11/15/28(e)	200	207,657
		7,508,663
Iraq — 0.0%
Iraq International Bonds, 5.80%, 01/15/28(e)	312	311,237
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	600	557,979
3.25%, 01/17/28	600	588,112
5.38%, 03/12/29	600	617,857
5.38%, 02/19/30	800	828,317
State of Israel, 2.50%, 01/15/30	200	185,475
		2,777,740
Italy — 0.0%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/30(b)	500	500,317
5.88%, 04/30/29(b)	500	527,093
Republic of Italy Government International Bonds, 2.88%, 10/17/29	10	9,575
		1,036,985
Ivory Coast — 0.0%
Ivory Coast Government International Bonds, 6.38%, 03/03/28(e)	200	203,020
Jamaica — 0.0%
Jamaica Government International Bonds, 6.75%, 04/28/28	400	411,572
Japan — 0.2%
Development Bank of Japan Inc.
1.88%, 08/28/29(b)	200	185,645
3.25%, 04/28/27(b)	1,030	1,019,551
4.13%, 04/08/30(b)	10	10,080
4.63%, 04/10/29(b)	300	307,098
Japan Bank for International Cooperation
2.13%, 02/16/29	425	402,488
2.25%, 11/04/26	635	624,665
2.75%, 11/16/27	540	528,936
2.88%, 06/01/27	245	241,450
2.88%, 07/21/27	891	876,402
3.25%, 07/20/28	416	410,163
4.63%, 07/22/27	500	506,351
4.63%, 07/19/28	2,015	2,057,382
Japan International Cooperation Agency
2.75%, 04/27/27	500	491,987
3.25%, 05/25/27	690	683,400
4.00%, 05/23/28	650	651,961
4.25%, 05/22/30	300	303,962
		9,301,521
Jordan — 0.0%
Jordan Government International Bonds
5.75%, 01/31/27(e)	200	200,790
5.85%, 07/07/30(e)	400	404,085
7.50%, 01/13/29(e)	400	423,584
7.75%, 01/15/28(e)	200	209,555
		1,238,014

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
5.25%, 10/23/29(e)	$200	$204,965
5.63%, 04/07/30(e)	200	206,624
Kazakhstan Government International Bonds, 4.41%, 10/28/30(b)	400	396,903
		808,492
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 03/20/27(e)	1,400	1,387,103
4.02%, 10/09/28(b)	800	797,780
4.14%, 10/09/30(b)	1,000	996,296
		3,181,179
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(b)	200	201,325
Lebanon — 0.0%
Lebanon Government International Bonds
6.60%, 11/27/26(e)(l)(m)	620	141,141
6.65%, 11/03/28(e)(l)(m)	110	25,123
6.65%, 02/26/30(e)(l)(m)	250	57,175
6.75%, 11/29/27(e)(l)(m)	470	107,163
6.85%, 03/23/27(e)(l)(m)	483	110,030
6.85%, 05/25/29(e)(l)(m)	200	45,661
		486,293
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(e)	600	617,337
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26(e)	200	194,949
Mexico — 0.2%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(e)	3,550	3,606,066
Mexico Government International Bonds
3.25%, 04/16/30	600	569,207
3.75%, 01/11/28	400	396,454
4.15%, 03/28/27	600	599,414
4.50%, 04/22/29	600	603,124
4.75%, 03/22/31	400	398,121
5.00%, 05/07/29	400	407,677
5.40%, 02/09/28	400	409,802
6.00%, 05/13/30	600	632,492
		7,622,357
Mongolia — 0.0%
Mongolia Government International Bonds
6.63%, 02/25/30(e)	200	205,124
8.65%, 01/19/28(e)	200	212,298
		417,422
Morocco — 0.0%
Morocco Government International Bonds
2.38%, 12/15/27(e)	200	191,753
5.95%, 03/08/28(e)	400	413,561
		605,314
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	995	989,549
4.25%, 01/25/29(b)	740	751,127
Security	Par (000)	Value
Netherlands (continued)
4.38%, 02/11/28(b)	$61	$61,859
4.50%, 03/01/27(b)	400	403,444
4.75%, 02/01/30(b)	750	777,620
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(e)	200	203,358
4.50%, 06/12/29(e)	200	204,565
Nederlandse Waterschapsbank NV
4.00%, 06/01/28(b)	300	301,934
4.38%, 02/28/29(b)	500	509,463
4.50%, 01/16/30(b)	200	205,335
		4,408,254
Nigeria — 0.0%
Nigeria Government International Bonds
6.13%, 09/28/28(e)	400	393,061
6.50%, 11/28/27(e)	400	401,051
7.14%, 02/23/30(e)	400	397,976
8.38%, 03/24/29(e)	400	415,044
		1,607,132
Norway — 0.1%
Kommunalbanken AS
1.50%, 01/20/27(b)	910	884,343
4.00%, 01/19/28(b)	70	70,414
4.13%, 08/29/30(b)	752	762,137
4.25%, 01/24/29(b)	500	507,778
4.50%, 09/01/28(b)	2,040	2,082,284
		4,306,956
Oman — 0.1%
Oman Government International Bonds
5.38%, 03/08/27(e)	350	354,551
5.63%, 01/17/28(e)	800	819,811
6.00%, 08/01/29(e)	800	842,053
6.75%, 10/28/27(e)	400	417,545
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(e)	400	410,733
		2,844,693
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(e)	400	405,623
Pakistan Government International Bonds, 6.88%, 12/05/27(e)	400	399,069
		804,692
Panama — 0.0%
Panama Government International Bonds
3.16%, 01/23/30	600	562,315
3.88%, 03/17/28	400	393,888
8.88%, 09/30/27	350	377,361
9.38%, 04/01/29	200	228,223
		1,561,787
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(e)	200	193,566
5.95%, 04/30/29(e)	200	208,018
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(e)	150	150,616
Peru Government International Bonds
2.84%, 06/20/30	200	187,838
4.13%, 08/25/27	100	100,372
		840,410
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	$800	$782,155
3.23%, 03/29/27	200	197,568
3.75%, 01/14/29	400	396,043
4.63%, 07/17/28	200	203,088
5.17%, 10/13/27	200	204,059
9.50%, 02/02/30	600	722,366
ROP Sukuk Trust, 5.05%, 06/06/29(e)	400	411,077
		2,916,356
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(e)	400	425,030
Republic of Poland Government International Bonds
4.63%, 03/18/29	400	407,516
4.88%, 02/12/30	800	823,927
5.50%, 11/16/27	600	618,797
		2,275,270
Qatar — 0.1%
Qatar Government International Bonds
3.75%, 04/16/30(e)	1,000	993,647
4.00%, 03/14/29(e)	1,200	1,206,593
4.50%, 02/27/28(e)	200	203,238
4.50%, 04/23/28(e)	1,000	1,015,329
4.63%, 05/29/29(e)	200	205,315
9.75%, 06/15/30(b)(c)	400	498,145
		4,122,267
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/27/27(e)	400	392,210
5.25%, 11/25/27(e)	400	405,045
5.75%, 09/16/30(e)	600	613,732
5.88%, 01/30/29(e)	550	565,882
6.63%, 02/17/28(e)	500	519,979
		2,496,848
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(e)	800	764,589
3.63%, 04/20/27(e)	1,400	1,389,129
4.27%, 05/22/29(e)	800	801,337
4.30%, 01/19/29(e)	400	401,047
5.27%, 10/25/28(e)	800	824,222
Saudi Government International Bonds
2.50%, 02/03/27(e)	600	588,035
3.25%, 10/22/30(e)	200	190,655
3.63%, 03/04/28(e)	1,600	1,582,068
4.38%, 04/16/29(e)	1,200	1,207,732
4.50%, 04/17/30(e)	800	809,096
4.75%, 01/18/28(e)	1,000	1,012,860
4.75%, 01/16/30(e)	1,000	1,018,962
5.13%, 01/13/28(e)	1,600	1,633,723
		12,223,455
Serbia — 0.0%
Serbia International Bonds, 6.25%, 05/26/28(e)	200	208,362
South Africa — 0.0%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	600	595,589
Security	Par (000)	Value
South Africa (continued)
4.85%, 09/27/27	$200	$202,283
4.85%, 09/30/29	600	599,520
5.88%, 06/22/30	400	413,685
		1,811,077
South Korea — 0.4%
Export-Import Bank of Korea
1.13%, 12/29/26	400	387,136
1.25%, 09/21/30	200	176,326
1.63%, 01/18/27	400	389,340
1.75%, 10/19/28(e)	200	188,193
2.38%, 04/21/27	200	195,655
3.75%, 09/22/30	400	396,484
4.00%, 09/11/27	200	200,297
4.00%, 09/11/29	200	200,362
4.25%, 09/15/27	400	402,440
4.50%, 01/11/29	200	203,219
4.63%, 01/11/27	200	201,609
4.63%, 01/14/28	200	203,118
4.72%, 09/22/28, (1-day SOFR + 0.46%)(a)	200	200,225
4.88%, 01/14/30	400	414,201
5.00%, 01/11/28	400	409,304
5.10%, 09/11/29, (1-day SOFR + 0.82%)(a)	200	202,428
5.13%, 09/18/28	600	620,202
5.18%, 11/21/28, (1-day SOFR + 0.88%)(a)(e)	200	202,506
Industrial Bank of Korea
4.00%, 09/30/29(e)	200	200,108
4.38%, 06/24/30(e)	200	203,514
5.38%, 10/04/28(e)	200	208,193
Korea Development Bank (The)
1.38%, 04/25/27	200	192,759
3.75%, 09/16/30	285	282,745
4.13%, 10/16/27	200	200,866
4.38%, 02/15/28	400	404,312
4.50%, 02/15/29(c)	600	610,078
4.63%, 02/15/27	600	605,373
4.63%, 02/03/28	200	203,198
4.75%, 06/26/27(e)	200	202,687
4.88%, 02/03/30	400	414,516
5.05%, 02/03/30, (1-day SOFR + 0.76%)(a)	200	201,650
5.38%, 10/23/28	200	208,377
Korea Electric Power Corp.
4.00%, 06/14/27(e)	200	199,698
4.75%, 02/13/28(e)	200	202,819
4.88%, 01/31/27(e)	200	201,815
Korea Expressway Corp., 5.00%, 05/14/27(e)	200	202,994
Korea Gas Corp.
4.25%, 07/10/30(e)	200	201,626
4.88%, 07/05/28(e)	200	204,170
5.00%, 07/08/29(e)	200	206,292
Korea Housing Finance Corp.
3.88%, 09/17/30(e)	200	198,522
4.13%, 03/12/28(e)	200	200,610
4.63%, 02/24/28(e)	400	405,501
4.88%, 08/27/27(e)	200	203,035
5.13%, 01/21/30(e)	200	208,100

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(e)	$200	$200,495
4.63%, 07/29/29(e)	200	203,000
5.00%, 07/18/28(e)	200	204,583
5.08%, 07/30/30	200	200,745
Korea International Bonds
2.50%, 06/19/29	200	191,071
2.75%, 01/19/27	200	197,566
3.50%, 09/20/28	400	396,546
3.63%, 10/29/30	400	397,286
4.50%, 07/03/29	400	409,185
Korea Land & Housing Corp.
4.25%, 05/28/27(e)	200	200,553
4.25%, 10/22/27(e)	200	200,677
Korea Mine Rehabilitation & Mineral Resources Corp.
5.13%, 05/08/29(e)	200	205,413
5.38%, 05/11/28(e)	200	205,329
Korea National Oil Corp.
2.13%, 04/18/27(e)	200	194,463
3.38%, 03/27/27(e)	200	198,035
4.00%, 09/29/28(b)	200	199,629
4.13%, 09/30/27(e)	200	200,108
4.13%, 09/29/30(b)	200	199,452
4.25%, 09/30/29(e)	200	200,678
4.63%, 03/31/28(e)	200	202,385
4.75%, 03/31/30(e)	200	204,426
4.88%, 04/03/27(e)	200	202,079
4.88%, 04/03/28(e)	200	203,498
4.88%, 04/03/29(e)	200	204,558
4.93%, 09/29/28, (1-day SOFR + 0.67%)(a)(b)	200	200,225
		17,588,588
Sri Lanka — 0.0%
Sri Lanka Government International Bonds
3.10%, 01/15/30(e)(h)	304	285,795
4.00%, 04/15/28(e)	317	304,242
		590,037
Supranational — 2.1%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	190,743
3.75%, 10/30/29(e)	400	381,591
African Development Bank
3.50%, 09/18/29	640	634,876
3.88%, 06/12/28	30	30,165
4.00%, 03/18/30	815	823,557
4.13%, 02/25/27	685	688,195
4.38%, 11/03/27	620	628,401
4.38%, 03/14/28	1,245	1,265,043
4.63%, 01/04/27	845	853,099
Arab Energy Fund (The), 4.90%, 02/26/30(e)	200	204,510
Arab Petroleum Investments Corp., 5.43%, 05/02/29(b)	400	414,947
Asian Development Bank
1.25%, 06/09/28	180	169,400
1.50%, 01/20/27	2,090	2,034,788
1.75%, 09/19/29	605	562,557
1.88%, 03/15/29	515	485,887
1.88%, 01/24/30	620	575,618
2.38%, 08/10/27	90	88,023
Security	Par (000)	Value
Supranational (continued)
2.50%, 11/02/27	$145	$141,791
2.63%, 01/12/27	150	148,025
2.75%, 01/19/28	1,035	1,015,605
3.13%, 08/20/27	910	901,564
3.13%, 09/26/28	225	221,755
3.63%, 08/28/29(c)	1,143	1,140,226
3.75%, 04/25/28	2,781	2,787,838
3.75%, 08/28/30	435	434,837
4.13%, 01/12/27	1,190	1,195,006
4.13%, 05/30/30	685	695,733
4.38%, 01/14/28	1,705	1,731,616
4.38%, 03/06/29	1,294	1,322,005
4.50%, 08/25/28	1,285	1,314,454
5.82%, 06/16/28	185	194,607
6.22%, 08/15/27	340	352,702
6.38%, 10/01/28	40	42,555
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	300	300,414
4.00%, 01/15/27(e)	220	220,565
4.00%, 01/18/28	1,220	1,228,737
4.13%, 01/18/29	1,345	1,363,208
4.50%, 01/16/30	745	766,994
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	280	279,979
Corp. Andina de Fomento
2.25%, 02/08/27	235	229,733
4.13%, 01/07/28	650	651,984
5.00%, 01/24/29	755	777,515
5.00%, 01/22/30	820	849,262
6.00%, 04/26/27	1,080	1,110,315
Council of Europe Development Bank
3.63%, 01/26/28	15	14,984
4.13%, 01/24/29	935	947,509
4.50%, 01/15/30	360	370,617
4.63%, 06/11/27	460	466,195
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,310	1,327,927
4.38%, 03/09/28	880	893,891
European Investment Bank
0.63%, 10/21/27	200	188,628
0.88%, 05/17/30	15	13,230
1.38%, 03/15/27	370	358,616
1.63%, 10/09/29	220	203,556
1.75%, 03/15/29	265	249,068
2.38%, 05/24/27	210	205,874
3.25%, 11/15/27	1,405	1,394,415
3.63%, 07/15/30	10	9,950
3.75%, 11/15/29	1,350	1,352,423
3.88%, 03/15/28	3,710	3,730,411
3.88%, 06/15/28	1,115	1,121,892
4.00%, 02/15/29	2,885	2,914,896
4.38%, 03/19/27	1,025	1,034,108
4.50%, 10/16/28	1,065	1,090,522
4.50%, 03/14/30	2,375	2,448,748
4.75%, 06/15/29	1,595	1,652,347
Inter-American Development Bank
0.63%, 09/16/27	200	189,111
1.13%, 07/20/28	280	261,954
1.50%, 01/13/27	190	185,015
2.25%, 06/18/29	1,160	1,103,919
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
2.38%, 07/07/27	$505	$494,373
3.13%, 09/18/28	630	621,114
3.50%, 09/14/29	255	253,177
3.75%, 06/14/30	200	200,082
4.00%, 01/12/28	3,490	3,515,732
4.13%, 02/15/29	1,605	1,627,545
4.38%, 02/01/27	370	372,702
4.50%, 02/15/30	1,420	1,463,365
4.80%, 01/22/30	5	5,040
Inter-American Investment Corp.
3.63%, 02/17/27	395	393,796
4.13%, 02/15/28	90	90,697
4.25%, 02/14/29	410	415,654
4.25%, 04/01/30	275	279,473
4.75%, 09/19/28	875	897,936
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,435	1,353,099
0.75%, 08/26/30	1,000	868,730
0.88%, 05/14/30	1,065	939,105
1.13%, 09/13/28	1,390	1,295,624
1.38%, 04/20/28	2,094	1,983,246
1.75%, 10/23/29	790	733,336
2.50%, 11/22/27	650	635,351
3.13%, 06/15/27	3,505	3,474,789
3.50%, 07/12/28	2,295	2,286,454
3.50%, 10/28/30	3,000	2,964,312
3.63%, 05/05/28	20	19,997
3.63%, 09/21/29(c)	260	259,270
3.88%, 10/16/29	1,570	1,579,768
3.88%, 02/14/30	1,695	1,704,909
4.00%, 07/25/30	1,310	1,323,608
4.13%, 03/20/30	3,445	3,500,083
4.63%, 08/01/28	1,705	1,748,302
International Development Association
4.00%, 06/11/30(b)	610	615,534
4.38%, 06/11/29(b)	1,345	1,374,344
4.38%, 11/27/29(b)	1,075	1,100,164
Series GDIF, 0.75%, 06/10/27(e)	415	395,880
International Finance Corp.
3.88%, 07/02/30	50	50,303
4.25%, 07/02/29	765	779,678
4.38%, 01/15/27	265	266,827
4.50%, 01/21/28	130	132,346
4.50%, 07/13/28	905	924,732
Nordic Investment Bank
3.38%, 09/08/27	200	198,881
3.75%, 05/09/30	200	200,153
4.38%, 03/14/28	1,040	1,056,767
		99,576,509
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.13%, 04/21/27(b)	50	50,206
Svensk Exportkredit AB
2.25%, 03/22/27	75	73,388
3.75%, 09/13/27	465	465,105
3.75%, 07/29/30	750	748,151
4.13%, 06/14/28	485	489,822
4.25%, 02/01/29	405	411,079
		2,237,751
Security	Par (000)	Value
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(e)	$200	$206,973
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 4.50%, 06/26/30(e)	200	191,047
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(e)	600	621,200
6.75%, 09/01/30(e)	800	831,882
7.25%, 02/24/27(e)	1,000	1,034,148
8.51%, 01/14/29(e)	800	878,014
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(e)	200	219,368
Turkiye Government International Bonds
5.13%, 02/17/28	400	401,372
5.25%, 03/13/30	600	590,970
6.00%, 03/25/27	1,000	1,018,960
6.13%, 10/24/28	800	819,139
7.63%, 04/26/29	1,000	1,067,699
8.60%, 09/24/27	600	641,914
9.13%, 07/13/30	800	909,010
9.38%, 03/14/29	600	671,983
9.88%, 01/15/28	1,200	1,320,214
11.88%, 01/15/30	400	500,462
Turkiye Ihracat Kredi Bankasi AS
6.38%, 10/03/30(b)	200	198,619
7.50%, 02/06/28(e)	200	207,368
9.00%, 01/28/27(e)	200	210,166
		12,142,488
Ukraine — 0.0%
Ukraine Government International Bonds, 4.50%, 02/01/29(e)(h)	463	317,650
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(e)	600	566,915
2.50%, 09/30/29(e)	800	761,255
3.13%, 10/11/27(e)	1,400	1,386,017
3.13%, 04/16/30(e)	1,000	972,394
3.63%, 10/02/28(b)	200	199,054
4.88%, 04/30/29(e)	600	621,596
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(e)	400	415,936
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(e)	400	389,194
3.23%, 10/23/29(e)	200	189,783
4.23%, 03/14/28(e)	400	397,024
		5,899,168
United Kingdom — 0.0%
Bank of England Euro Note
3.75%, 10/15/30(b)	10	9,990
4.50%, 03/05/27(b)	575	580,739
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(e)	116	116,722
		707,451
Uruguay — 0.0%
Uruguay Government International Bonds, 4.38%, 10/27/27	267	267,273

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 02/20/29(e)	$200	$201,495
7.85%, 10/12/28(e)	200	215,270
		416,765
Total Foreign Government Obligations — 6.5% (Cost: $296,977,426)		302,794,785
Municipal Debt Obligations
California — 0.1%
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	250	253,608
State of California GO
4.50%, 08/01/29	500	511,771
5.13%, 09/01/29	200	209,180
University of California RB, Series BG, 1.32%, 05/15/27	600	577,311
		1,551,870
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27(c)	250	241,160
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	276	281,434
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	213,128
Total Municipal Debt Obligations — 0.1% (Cost: $2,257,241)		2,287,592
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	137	133,994
2.50%, 08/01/31	129	125,041
2.50%, 10/01/31	337	325,466
2.50%, 12/01/31	194	187,014
2.50%, 02/01/32	228	220,016
2.50%, 01/01/33	592	569,669
3.00%, 05/01/29	3,424	3,388,320
3.00%, 05/01/30	129	126,718
3.00%, 06/01/30	9	8,922
3.00%, 07/01/30	103	101,072
3.00%, 12/01/30	142	140,163
3.00%, 05/01/31	57	55,879
3.00%, 06/01/31	39	38,823
3.50%, 05/01/32	34	33,351
3.50%, 09/01/32	25	24,526
3.50%, 07/01/33	65	64,415
3.50%, 06/01/34	310	303,642
4.00%, 05/01/33	58	57,794
6.50%, 02/01/45(a)	5	4,614
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	802,410
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K098, Class A2, 2.43%, 08/25/29	$5,000	$4,739,293
Series K-1512, Class A2, 2.99%, 05/25/31	460	435,934
Series K-1512, Class A3, 3.06%, 04/25/34	450	408,927
Series K154, Class A2, 3.42%, 04/25/32	1,300	1,274,133
Series K739, Class A2, 1.34%, 09/25/27	1,964	1,884,211
Federal National Mortgage Association
6.33%, 12/01/44(a)	6	6,064
6.59%, 04/01/44(a)	18	18,181
Series 2016-M3, Class A2, 2.70%, 02/25/26	2,890	2,874,815
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	767	756,701
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,628	1,471,210
1.50%, 03/01/36	1,775	1,596,706
1.50%, 10/01/36	1,774	1,596,683
1.50%, 11/01/36	1,464	1,322,546
1.50%, 02/01/37	10,054	9,020,287
1.50%, 03/01/37	7,208	6,461,959
1.50%, 08/01/37	1,263	1,133,023
2.00%, 10/01/35	6,915	6,423,700
2.00%, 11/01/35	2,213	2,057,514
2.00%, 12/01/35	4,665	4,328,141
2.00%, 02/01/36	14,297	13,268,216
2.00%, 03/01/36	5,303	4,910,186
2.00%, 04/01/36	1,964	1,813,610
2.00%, 05/01/36	9,002	8,339,153
2.00%, 06/01/36	747	689,926
2.00%, 07/01/36	5,242	4,840,661
2.00%, 08/01/36	560	517,751
2.00%, 10/01/36	1,214	1,120,397
2.00%, 11/01/36	5,784	5,335,716
2.00%, 12/01/36	7,870	7,256,805
2.00%, 01/01/37	5,693	5,251,939
2.00%, 02/01/37	3,519	3,247,165
2.00%, 11/18/40(n)	1,850	1,702,402
2.50%, 07/01/28	132	130,100
2.50%, 12/01/29	27	26,098
2.50%, 03/01/30	26	25,107
2.50%, 07/01/30	28	27,404
2.50%, 08/01/30	95	91,755
2.50%, 12/01/30	15	14,656
2.50%, 01/01/31	13	12,688
2.50%, 05/01/31	288	278,551
2.50%, 08/01/31	380	367,889
2.50%, 09/01/31	309	298,251
2.50%, 10/01/31	1,279	1,239,082
2.50%, 12/01/31	465	449,169
2.50%, 01/01/32	981	946,241
2.50%, 02/01/32	376	362,989
2.50%, 03/01/32	378	364,687
2.50%, 04/01/32	2,518	2,432,307
2.50%, 07/01/32	2,621	2,534,909
2.50%, 10/01/32	53	50,746
2.50%, 01/01/33	439	423,644
2.50%, 07/01/35	4,453	4,231,712
2.50%, 10/01/35	476	451,024
2.50%, 03/01/36	1,058	1,002,681
2.50%, 05/01/36	6,887	6,504,555
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/01/36	$174	$164,711
2.50%, 07/01/36	430	405,790
2.50%, 08/01/36	2,310	2,179,799
2.50%, 04/01/37	1,341	1,261,831
2.50%, 05/01/37	389	365,954
2.50%, 11/18/40(n)	1,000	940,524
3.00%, 10/01/27	10	9,616
3.00%, 10/01/28	47	46,713
3.00%, 11/01/28	52	50,940
3.00%, 03/01/30	1,234	1,216,906
3.00%, 04/01/30	33	32,044
3.00%, 07/01/30	23	22,196
3.00%, 08/01/30	80	78,880
3.00%, 09/01/30	116	114,136
3.00%, 10/01/30	61	59,918
3.00%, 11/01/30	14	14,001
3.00%, 12/01/30	58	56,527
3.00%, 01/01/31	698	684,661
3.00%, 02/01/31	358	351,795
3.00%, 03/01/31	81	79,628
3.00%, 04/01/31	44	43,153
3.00%, 06/01/31	243	237,830
3.00%, 09/01/31	76	74,230
3.00%, 10/01/31	12	12,174
3.00%, 01/01/32	243	237,407
3.00%, 02/01/32	519	508,134
3.00%, 03/01/32	80	77,891
3.00%, 06/01/32	258	252,077
3.00%, 11/01/32	272	265,340
3.00%, 12/01/32	447	434,945
3.00%, 10/01/33	337	327,070
3.00%, 07/01/34	138	133,043
3.00%, 09/01/34	1,680	1,625,180
3.00%, 11/01/34	266	257,420
3.00%, 07/01/37	620	596,965
3.50%, 01/01/27	1	1,036
3.50%, 12/01/29	5	4,919
3.50%, 07/01/30	48	47,208
3.50%, 10/01/30	22	21,413
3.50%, 11/01/30	3	3,390
3.50%, 03/01/31	43	42,629
3.50%, 06/01/31	59	58,131
3.50%, 01/01/32	38	37,245
3.50%, 05/01/32	61	59,924
3.50%, 06/01/32	82	81,015
3.50%, 07/01/32	22	21,612
3.50%, 08/01/32	19	18,691
3.50%, 09/01/32	107	105,687
3.50%, 10/01/32	19	18,614
3.50%, 11/01/32	14	13,467
3.50%, 03/01/33	214	211,212
3.50%, 04/01/33	259	255,333
3.50%, 05/01/33	164	161,089
3.50%, 06/01/33	308	303,239
3.50%, 02/01/34	2,290	2,252,666
3.50%, 07/01/34	118	116,939
3.50%, 08/01/34	328	321,325
3.50%, 01/01/35	257	251,164
4.00%, 07/01/29	2	1,769
4.00%, 07/01/32	13	12,503
4.00%, 05/01/33	123	122,816
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/33	$61	$61,081
4.00%, 07/01/33	39	38,749
4.00%, 12/01/33	11	11,202
4.00%, 08/01/37	151	149,610
4.00%, 09/01/37	203	200,995
4.00%, 11/01/37	297	293,417
4.00%, 02/01/38	981	970,498
4.00%, 05/01/38	133	131,233
4.00%, 11/01/38	80	79,029
4.00%, 11/01/39	574	566,026
4.00%, 11/15/39(n)	6,029	5,932,799
4.00%, 12/01/39	3,566	3,514,479
4.00%, 08/01/40	169	166,425
4.50%, 11/15/39(n)	112	111,794
5.00%, 11/15/39(n)	178	179,730
		165,253,581
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	989,891
U.S. Government Obligations — 51.5%
U.S. Treasury Note/Bond
0.38%, 09/30/27	17,100	16,091,367
0.50%, 04/30/27	18,000	17,184,375
0.50%, 05/31/27	14,000	13,337,188
0.50%, 06/30/27	9,570	9,093,743
0.50%, 08/31/27	10,600	10,022,383
0.50%, 10/31/27	23,100	21,735,656
0.63%, 11/30/27	23,800	22,399,891
0.63%, 12/31/27	4,319	4,054,461
0.75%, 01/31/28	5,985	5,621,224
1.00%, 07/31/28	15,000	13,989,844
1.13%, 02/28/27	6,400	6,191,500
1.13%, 02/29/28	20,000	18,906,250
1.13%, 08/31/28	19,000	17,747,188
1.25%, 11/30/26	19,180	18,686,265
1.25%, 12/31/26	16,750	16,285,449
1.25%, 03/31/28	20,000	18,925,000
1.25%, 04/30/28	6,684	6,313,247
1.25%, 05/31/28	7,129	6,720,196
1.25%, 06/30/28	4,500	4,234,219
1.25%, 09/30/28	10,000	9,355,469
1.38%, 10/31/28	10,000	9,371,094
1.38%, 12/31/28	24,000	22,415,625
1.50%, 01/31/27	30,700	29,886,930
1.50%, 11/30/28	12,000	11,265,938
1.75%, 12/31/26	10,000	9,779,297
1.75%, 01/31/29	30,000	28,296,094
1.88%, 02/28/27	20,000	19,537,500
1.88%, 02/28/29	5,000	4,728,125
2.00%, 11/15/26	17,600	17,292,000
2.25%, 02/15/27	22,300	21,902,781
2.25%, 08/15/27	20,350	19,873,842
2.25%, 11/15/27	20,900	20,351,375
2.38%, 05/15/27	21,450	21,047,812
2.38%, 03/31/29	20,000	19,201,563
2.50%, 03/31/27	24,048	23,666,614
2.63%, 05/31/27	2,000	1,969,063
2.63%, 07/31/29	29,479	28,428,811
2.75%, 04/30/27	21,800	21,519,836
2.75%, 07/31/27	21,440	21,125,100

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 02/15/28	$20,000	$19,629,688
2.75%, 05/31/29	25,000	24,259,766
2.88%, 05/15/28	25,000	24,568,359
2.88%, 08/15/28	22,000	21,578,906
2.88%, 04/30/29	25,000	24,382,812
3.13%, 08/31/27	18,447	18,289,192
3.13%, 11/15/28	22,000	21,697,500
3.13%, 08/31/29	31,950	31,348,442
3.25%, 06/30/27	20,000	19,881,250
3.25%, 06/30/29	20,000	19,729,688
3.38%, 09/15/27	9,510	9,470,251
3.38%, 09/15/28	5,501	5,467,478
3.50%, 09/30/27	15,933	15,903,126
3.50%, 01/31/28	14,701	14,669,990
3.50%, 04/30/28	18,422	18,380,263
3.50%, 10/15/28	7,278	7,258,099
3.50%, 09/30/29	25,905	25,757,261
3.63%, 08/31/27	9,342	9,343,825
3.63%, 03/31/28	4,043	4,045,843
3.63%, 05/31/28	4,159	4,161,924
3.63%, 08/15/28	5,799	5,803,530
3.63%, 08/31/29	8,804	8,793,683
3.63%, 03/31/30	2,620	2,613,655
3.63%, 08/31/30	41,367	41,224,801
3.63%, 09/30/30	47,003	46,834,083
3.75%, 04/30/27	40,529	40,595,493
3.75%, 06/30/27	12,103	12,126,639
3.75%, 08/15/27	23,574	23,626,489
3.75%, 04/15/28	7,249	7,273,918
3.75%, 05/15/28	6,540	6,564,525
3.75%, 12/31/28	17,578	17,648,037
3.75%, 05/31/30	25,990	26,048,884
3.88%, 03/31/27	25,660	25,737,180
3.88%, 05/31/27	28,683	28,784,959
3.88%, 07/31/27	12,898	12,952,917
3.88%, 10/15/27	6,732	6,766,186
3.88%, 11/30/27	19,180	19,284,891
3.88%, 12/31/27	19,760	19,874,238
3.88%, 03/15/28	15,320	15,420,538
3.88%, 06/15/28	12,253	12,340,111
3.88%, 07/15/28	5,112	5,147,944
3.88%, 09/30/29	29,108	29,335,406
3.88%, 11/30/29	18,700	18,847,555
3.88%, 12/31/29	20,000	20,154,688
3.88%, 04/30/30	25,129	25,325,320
3.88%, 06/30/30	32,057	32,302,436
3.88%, 07/31/30	26,785	26,987,980
4.00%, 01/15/27	16,625	16,685,395
4.00%, 12/15/27	22,445	22,632,626
4.00%, 02/29/28	11,066	11,164,557
4.00%, 06/30/28	16,000	16,163,750
4.00%, 01/31/29	23,882	24,154,404
4.00%, 07/31/29	41,143	41,641,216
4.00%, 10/31/29	20,000	20,248,438
4.00%, 02/28/30	46,928	47,529,265
4.00%, 03/31/30	30,177	30,561,285
4.00%, 05/31/30	39,213	39,727,671
4.00%, 07/31/30	18,600	18,836,859
4.13%, 01/31/27	20,365	20,468,416
4.13%, 02/15/27	14,809	14,889,408
4.13%, 02/28/27	8,844	8,895,129
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 09/30/27	$9,000	$9,085,430
4.13%, 10/31/27	11,000	11,110,000
4.13%, 11/15/27	10,912	11,023,678
4.13%, 07/31/28	19,518	19,783,323
4.13%, 03/31/29	30,000	30,473,437
4.13%, 10/31/29	38,238	38,889,241
4.13%, 11/30/29	9,270	9,428,604
4.13%, 08/31/30	16,024	16,313,183
4.25%, 11/30/26	13,634	13,709,093
4.25%, 12/31/26	33,068	33,265,633
4.25%, 03/15/27	23,921	24,106,948
4.25%, 01/15/28	25,006	25,345,925
4.25%, 02/15/28	14,839	15,048,833
4.25%, 02/28/29	27,780	28,320,408
4.25%, 06/30/29	33,148	33,831,677
4.25%, 01/31/30	32,072	32,786,103
4.38%, 12/15/26	21,037	21,184,916
4.38%, 07/15/27	14,201	14,375,739
4.38%, 08/31/28	14,382	14,675,258
4.38%, 11/30/28	6,242	6,379,031
4.38%, 12/31/29	20,622	21,177,827
4.50%, 04/15/27	7,569	7,658,586
4.50%, 05/15/27	27,461	27,809,626
4.50%, 05/31/29	33,094	34,040,282
4.63%, 11/15/26	4,007	4,042,218
4.63%, 06/15/27	13,540	13,749,976
4.63%, 09/30/28	19,392	19,937,400
4.63%, 04/30/29	15,000	15,485,156
4.88%, 10/31/28	17,732	18,363,703
		2,391,793,717
Total U.S. Government & Agency Obligations — 55.1% (Cost: $2,552,474,816)		2,558,037,189
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(d)	6,956	39,789
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS(m)	1	—
Financial Services — 0.0%
HoldCo.(d)(m)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(d)(m)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(d)	112	—
Total Common Stocks — 0.0% (Cost $903,548)		39,789
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(d)	104	$—
Total Preferred Stocks — 0.0% (Cost $98)		—
Total Long-Term Investments — 98.3% (Cost: $4,525,498,818)		4,559,158,271
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(o)(p)	45,015,632	45,038,139
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(o)(p)(q)	24,116,359	24,116,359
Total Short-Term Securities — 1.5% (Cost: $69,153,475)		69,154,498
Total Investments — 99.8% (Cost: $4,594,652,293)		4,628,312,769
Other Assets Less Liabilities — 0.2%		11,096,056
Net Assets — 100.0%		$4,639,408,825

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Rounds to less than 1,000.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,480,525	$12,559,912 (a)	$—	$(782)	$(1,516)	$45,038,139	45,015,632	$1,224,645	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,771,847	—	(25,655,488)(a)	—	—	24,116,359	24,116,359	297,288 (b)	—
				$(782)	$(1,516)	$69,154,498		$1,521,933	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,148,052	$—	$35,148,052
Collateralized Mortgage Obligations	—	80,485,509	—	80,485,509
Corporate Bonds & Notes	—	1,580,333,688	31,667	1,580,365,355
Foreign Government Obligations	—	302,794,785	—	302,794,785
Municipal Debt Obligations	—	2,287,592	—	2,287,592
U.S. Government & Agency Obligations	—	2,558,037,189	—	2,558,037,189
Common Stocks	—	—	39,789	39,789
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	69,154,498	—	—	69,154,498
	$69,154,498	$4,559,086,815	$71,456	$4,628,312,769
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
AGI Finance Pty Ltd.
2.12%, 06/24/27	AUD200	$126,675
4.83%, 09/25/31(a)	AUD200	130,097
Amcor U.K. Finance PLC, 1.13%, 06/23/27	EUR200	225,272
APA Infrastructure Ltd.
0.75%, 03/15/29(a)	EUR300	322,807
1.25%, 03/15/33(a)	EUR200	196,572
3.50%, 03/22/30(a)	GBP450	562,325
ASB Bank Ltd., 2.97%, 03/27/30(a)	EUR100	116,655
Aurizon Finance Pty Ltd., 3.00%, 03/09/28	AUD100	63,094
Aurizon Network Pty Ltd., 6.10%, 09/12/31(a)	AUD200	135,813
Ausgrid Finance Pty Ltd.
3.51%, 02/14/33(a)	EUR100	115,801
5.41%, 03/28/31	AUD400	266,744
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR300	308,525
2.60%, 07/31/29	AUD300	182,579
6.13%, 05/31/33	AUD400	278,062
Australia & New Zealand Banking Group Ltd.
0.75%, 09/29/26(a)	EUR200	227,524
2.48%, 06/04/29(a)	EUR550	633,897
3.71%, 07/31/35, (5-year EURIBOR ICE Swap + 1.32%)(a)(b)	EUR500	584,024
5.00%, 06/18/29	AUD1,003	671,476
5.10%, 02/03/33, (5-year EUR Swap + 2.12.15%)(a)(b)	EUR200	241,928
5.91%, 08/12/32, (3-month BB Swap + 2.72.7%)(b)	AUD500	334,893
6.12%, 07/25/39, (3-month BB Swap + 1.81.83%)(b)	AUD1,000	678,967
6.74%, 02/10/38, (3-month BB Swap + 2.80%)(a)(b)	AUD550	388,129
Australia Pacific Airports Melbourne Pty Ltd.
3.76%, 11/25/31	AUD300	183,932
4.00%, 06/07/34(a)	EUR200	239,069
4.38%, 05/24/33(a)	EUR200	245,471
5.95%, 06/16/55, (3-month BB Swap + 2.22.2%)(a)(b)	AUD400	268,397
Bank of New Zealand, 3.71%, 12/20/28(a)	EUR1,000	1,193,573
Bank of Queensland Ltd.
2.73%, 06/18/30(a)	EUR100	115,161
3.30%, 07/30/29(a)	EUR400	471,427
BHP Billiton Finance Ltd.
3.64%, 09/04/35(a)	EUR300	346,517
Series 12, 4.30%, 09/25/42	GBP200	222,271
Series 13, 3.13%, Series 13, 04/29/33(a)	EUR100	114,119
Series 17, 1.50%, 04/29/30(a)	EUR345	374,446
Brambles Finance PLC, 1.50%, 10/04/27(a)	EUR350	396,997
Brambles USA Inc., 3.63%, 04/02/33(a)	EUR100	117,835
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30	AUD300	192,710
Charter Hall LWR Pty Ltd., 2.09%, 03/03/28(a)	AUD100	61,752
CIMIC Finance Ltd., 1.50%, 05/28/29(a)	EUR700	754,134
Coles Group Treasury Pty Ltd., 5.80%, 07/15/31	AUD400	273,675
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR500	525,494
0.50%, 07/27/26(a)	EUR100	113,960
0.88%, 02/19/29(a)	EUR600	657,641
Security	Par (000)	Value
Australia (continued)
1.13%, 01/18/28(a)	EUR400	$448,321
2.86%, 02/26/32(a)	EUR1,400	1,617,852
3.00%, 09/04/26(a)	GBP100	130,227
3.77%, 08/31/27(a)	EUR600	710,934
3.79%, 08/26/37, (5-year EURIBOR ICE Swap + 1.32%)(a)(b)	EUR100	115,926
4.27%, 06/04/34, (5-year EURIBOR ICE Sw1.35%)(b)	EUR300	359,109
4.75%, 01/09/30(a)	AUD1,000	664,641
4.90%, 08/17/28	AUD200	133,317
4.95%, 04/14/32, (3-month BB Swap + 1.90%)(b)	AUD600	395,160
5.25%, 09/12/35, (3-month BB Swap + 1.71.7%)(a)(b)	AUD400	264,314
6.15%, 11/27/39, (3-month BB Swap + 1.65%)(b)	AUD200	136,017
6.70%, 03/15/38, (3-month BB Swap + 2.45%)(b)	AUD600	422,865
Computershare U.S. Inc., 1.13%, 10/07/31(a)	EUR500	501,684
ElectraNet Pty Ltd., 5.30%, 07/10/31(a)	AUD200	132,585
GAIF Bond Issuer Pty Ltd., 4.74%, 06/03/30(a)	AUD200	131,609
Glencore Capital Finance DAC
1.13%, 03/10/28(a)(c)	EUR550	615,663
3.67%, 10/06/32(a)	EUR425	492,524
3.75%, 02/04/32(a)	EUR200	235,274
Lendlease Finance Ltd., 3.70%, 03/31/31(a)	AUD100	57,834
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26(a)	AUD200	128,538
Macquarie Bank Ltd.
2.78%, 02/25/30(a)	EUR700	811,348
3.20%, 09/17/29(a)	EUR800	939,980
5.95%, 03/01/34, (3-month BB Swap + 1.95%)(b)	AUD400	269,875
Macquarie Group Ltd.
0.63%, 02/03/27(a)	EUR500	564,014
0.95%, 05/21/31(a)	EUR300	309,954
2.13%, 10/01/31(a)	GBP300	342,615
National Australia Bank Ltd.
0.00%, 01/06/29(a)	EUR600	640,261
0.75%, 01/30/26(a)	EUR200	229,797
1.13%, 05/20/31(a)	EUR236	250,481
1.38%, 08/30/28(a)	EUR350	391,908
2.35%, 08/30/29(a)	EUR300	343,387
2.72%, 08/27/30(a)	EUR500	579,197
2.85%, 03/03/32(a)	EUR300	345,950
2.90%, 02/25/27	AUD500	322,592
3.13%, 02/28/30(a)	EUR200	234,397
3.15%, 02/05/31(a)	EUR300	353,043
4.40%, 05/12/28	AUD200	131,615
4.85%, 03/22/29	AUD200	133,315
5.40%, 11/16/28	AUD200	135,277
5.74%, 02/09/34, (3-month BB Swap + 1.95%)(a)(b)	AUD400	269,053
5.77%, 07/30/40, (3-month BB Swap + 1.71.7%)(a)(b)	AUD800	529,780
6.32%, 08/03/32, (3-month BB Swap + 2.80%)(a)(b)	AUD300	202,305
6.34%, 06/06/39, (3-month BB Swap + 2.00%)(a)(b)	AUD499	344,135
NBN Co. Ltd.
3.38%, 11/29/32(a)	EUR450	528,970
4.38%, 03/15/33(a)	EUR850	1,055,444

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
5.20%, 08/25/28(a)	AUD600	$401,957
5.35%, 03/06/35(a)	AUD500	334,564
Network Finance Co. Pty. Ltd., 6.06%, 06/19/30	AUD200	137,259
Norfina Ltd., 4.60%, 05/21/30(a)	AUD300	197,467
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30(a)	AUD150	87,816
Optus Finance Pty Ltd., 1.00%, 06/20/29(a)	EUR700	753,613
Origin Energy Finance Ltd.
1.00%, 09/17/29(a)	EUR230	245,500
5.35%, 09/26/31(a)	AUD200	131,639
Pacific National Finance Pty. Ltd., 3.80%, 09/08/31(a)	AUD150	87,690
Port of Newcastle Investments Financing Pty Ltd., 6.10%, 07/18/33(a)	AUD300	201,718
Qantas Airways Ltd.
2.95%, 11/27/29(a)	AUD250	152,523
5.25%, 09/09/30(a)	AUD200	132,998
QBE Insurance Group Ltd., 5.80%, 05/21/36, (3-month BB Swap + 1.91.95%)(b)	AUD200	133,250
Scentre Group Trust 1
5.35%, 09/18/35(a)	AUD200	129,014
5.90%, 03/31/55, (3-month BB Swap + 2.00%)(a)(b)	AUD400	267,507
Scentre Group Trust 1/Scentre Group Trust 2, 1.45%, 03/28/29(a)	EUR200	220,676
SGSP Australia Assets Pty Ltd., 3.38%, 10/08/32(a)	EUR200	230,743
Stockland Trust, 6.10%, 09/12/34	AUD300	206,692
Sydney Airport Finance Co. Pty Ltd., 5.50%, 04/23/32(a)	AUD400	268,443
Sydney Airport Finance Co. Pty. Ltd.
3.75%, 04/30/32(a)	EUR400	474,617
4.13%, 04/30/36(a)	EUR300	358,524
4.38%, 05/03/33(a)	EUR600	734,005
5.90%, 04/19/34(a)	AUD200	135,995
Telstra Group Ltd.
1.38%, 03/26/29(a)	EUR450	499,961
3.38%, 03/02/35(a)	EUR100	115,872
3.50%, 09/03/36(a)	EUR200	232,984
5.65%, 03/06/34	AUD400	274,137
Toyota Finance Australia Ltd.
0.44%, 01/13/28(a)	EUR500	551,539
2.68%, 01/16/29(a)	EUR100	115,361
3.39%, 03/18/30(a)	EUR400	471,409
Transurban Finance Co. Pty Ltd., 6.61%, 04/17/40(a)	GBP100	140,884
Transurban Finance Co. Pty. Ltd.
3.00%, 04/08/30(a)	EUR200	231,806
3.71%, 03/12/32(a)	EUR400	474,917
3.97%, 03/12/36(a)	EUR200	236,990
4.14%, 04/17/35(a)	EUR200	239,184
4.23%, 04/26/33(a)	EUR100	121,691
Vicinity Centres Trust, 6.19%, 04/24/34(a)	AUD200	138,855
Wesfarmers Ltd.
0.95%, 10/21/33(a)	EUR100	96,631
1.94%, 06/23/28(a)	AUD200	123,169
3.28%, 06/10/32(a)	EUR200	232,061
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31(a)	AUD150	88,937
Western Sydney University, 4.75%, 09/17/32(a)	AUD200	129,669
Security	Par (000)	Value
Australia (continued)
Westpac Banking Corp.
0.38%, 09/22/36(a)	EUR300	$253,771
1.13%, 09/05/27(a)	EUR520	586,835
1.38%, 05/17/32(a)	EUR300	314,891
2.40%, 01/25/27	AUD200	128,392
2.59%, 05/14/30(a)	EUR1,000	1,150,610
5.10%, 05/14/29	AUD600	403,256
5.82%, 06/04/40, (3-month BB Swap + 1.71.78%)(a)(b)	AUD1,000	664,093
6.93%, 06/23/38, (3-month BB Swap + 2.62.6%)(a)(b)	AUD300	214,442
7.20%, 11/15/38, (3-month BB Swap + 2.42.4%)(b)	AUD600	436,713
Westpac Securities NZ Ltd./London, 2.70%, 07/02/30(a)	EUR300	345,980
Woolworths Group Ltd.
2.80%, 05/20/30(a)	AUD300	180,296
3.75%, 10/25/32(a)	EUR200	235,231
5.76%, 04/18/31(a)	AUD1,000	679,653
5.91%, 11/29/34(a)	AUD200	135,571
		47,883,528
Austria — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)	EUR100	101,284
0.10%, 05/12/31(a)	EUR200	199,141
0.63%, 06/19/34(a)	EUR200	187,807
1.13%, 07/31/28(a)	EUR500	555,967
1.75%, 03/08/30(a)	EUR300	333,514
2.00%, 08/25/32(a)	EUR600	652,207
3.13%, 10/03/29, (3-mo. EURIBOR0.950.95%)(a)(b)	EUR700	817,150
3.13%, 02/27/31(a)	EUR1,200	1,411,442
Erste Group Bank AG
0.00%, 09/11/29(a)	EUR200	209,619
0.25%, 01/27/31(a)	EUR500	505,564
0.50%, 01/12/37(a)	EUR200	170,039
0.63%, 04/17/26(a)	EUR200	229,025
0.63%, 01/18/27(a)	EUR400	452,678
0.75%, 01/17/28(a)	EUR1,100	1,226,458
0.88%, 05/22/26(a)	EUR400	457,938
0.88%, 05/13/27(a)	EUR800	902,428
2.50%, 09/19/30(a)	EUR300	344,936
2.88%, 01/09/31(a)	EUR1,300	1,518,139
3.10%, 05/28/35(a)	EUR100	115,958
3.13%, 12/12/33(a)	EUR300	351,984
3.25%, 06/26/31, (3-mo. EURIBOR + 0.88%)(a)(b)	EUR200	234,447
3.25%, 01/14/33, (3-mo. EURIBOR0.980.98%)(a)(b)	EUR200	232,593
3.63%, 11/26/35, (5-year EURIBOR ICE Sw1.3%)(a)(b)	EUR200	230,716
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.00%, 06/18/27	EUR500	556,095
1.63%, 05/11/29	EUR300	335,809
3.00%, 02/05/30	EUR300	351,460
3.25%, 02/27/31(a)	EUR300	347,405
4.00%, 02/01/27(a)	EUR1,000	1,173,643
Hypo Vorarlberg Bank AG
0.00%, 10/12/29(a)	EUR200	207,952
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Austria (continued)
0.63%, 07/17/26(a)	EUR300	$342,006
2.75%, 05/13/32(a)	EUR500	573,798
Mondi Finance PLC
3.75%, 05/31/32(a)	EUR200	233,936
3.75%, 05/18/33(a)	EUR300	348,635
OeBB-Infrastruktur AG
3.00%, 10/24/33	EUR475	551,314
3.38%, 05/18/32(a)	EUR700	834,371
Oesterreichische Kontrollbank AG
3.13%, 11/15/28(a)	EUR1,000	1,179,161
4.13%, 07/22/27(a)	GBP500	659,222
OMV AG
1.88%, 12/04/28(a)	EUR456	517,003
2.00%, 04/09/28(a)	EUR583	668,137
2.88%, (5-year EUR Swap + 3.00.82)(a)(b)(d)	EUR100	112,239
3.25%, 09/04/31(a)	EUR800	943,495
4.37%, , (5-year EURIBOR ICE Swap + 2.11%)(a)(b)(d)	EUR300	354,579
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR500	553,615
0.38%, 09/25/26(a)	EUR300	340,152
1.50%, 05/24/28(a)	EUR200	227,268
2.88%, 09/28/26(a)	EUR300	347,854
3.50%, 08/27/31, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR200	232,176
3.50%, 02/18/32, (3-mo. EURIBOR1.251.25%)(a)(b)	EUR200	232,856
4.50%, 05/31/30, (3-mo. EURIBOR1.551.55%)(a)(b)	EUR200	242,348
5.25%, 01/02/35, (5-year EURIBOR ICE Swap + 3.10%)(a)(b)	EUR200	243,869
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR200	181,062
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.63%, 08/28/26	EUR100	113,835
2.38%, 08/31/32(a)	EUR400	444,977
3.25%, 01/11/30(a)	EUR500	589,160
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR200	180,771
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR100	102,313
Slovenska Sporitelna AS, 2.75%, 01/30/29(a)	EUR500	579,985
Supernova Invest GmbH, Series ., 5.00%, Series ., 06/24/30(a)	EUR100	117,781
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26(a)	EUR300	342,937
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR300	310,769
0.63%, 03/20/29(a)	EUR200	216,908
1.50%, 05/24/28(a)	EUR400	451,535
2.38%, 09/20/27(a)	EUR200	231,021
Verbund AG, 3.25%, 05/17/31(a)	EUR600	708,043
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36(a)	EUR200	186,275
4.88%, 06/15/42, (3-mo. EURIBOR + 3.95%)(a)(b)	EUR100	121,816
Security	Par (000)	Value
Austria (continued)
Volksbank Wien AG
0.13%, 11/19/29	EUR200	$208,542
0.88%, 03/23/26(a)	EUR300	343,737
		29,582,899
Belgium — 0.3%
Ageas SA
1.88%, 11/24/51, (3-mo. EURIBOR + 3.10%)(a)(b)	EUR200	210,525
4.63%, 05/02/56, (3-mo. EURIBOR3.153.15%)(a)(b)	EUR100	118,405
Aliaxis Holdings SA, 0.88%, 11/08/28(a)	EUR500	540,751
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47	CAD100	66,829
Anheuser-Busch InBev SA
1.15%, 01/22/27(a)	EUR850	966,547
1.50%, 04/18/30(a)	EUR568	625,154
2.00%, 03/17/28(a)	EUR550	630,732
2.00%, 01/23/35(a)	EUR100	102,397
2.13%, 12/02/27(a)	EUR150	172,557
2.75%, 03/17/36(a)	EUR1,370	1,481,503
2.88%, 04/02/32(a)	EUR2,100	2,403,016
3.45%, 09/22/31(a)	EUR125	148,054
3.70%, 04/02/40(a)	EUR450	509,669
3.75%, 03/22/37(a)	EUR375	438,893
3.88%, 05/19/38(a)	EUR100	116,729
3.95%, 03/22/44(a)	EUR375	425,218
3.95%, 03/22/44(a)	EUR100	113,392
4.13%, 05/19/45(a)	EUR200	231,378
Argenta Spaarbank NV
0.75%, 03/03/29(a)	EUR400	433,938
1.00%, 01/29/27(a)	EUR600	678,971
2.50%, 10/25/27(a)	EUR300	347,097
3.13%, 02/06/34(a)	EUR1,400	1,619,756
Barry Callebaut Services NV
4.00%, 06/14/29(a)	EUR200	236,353
4.25%, 08/19/31(a)	EUR300	356,435
Belfius Bank SA
0.00%, 08/28/26(a)	EUR600	679,377
0.13%, 09/14/26(a)	EUR200	226,522
1.00%, 06/12/28(a)	EUR300	333,636
2.88%, 02/12/31(a)	EUR300	349,069
3.38%, 05/28/30(a)	EUR900	1,051,034
3.75%, 01/22/29(a)	EUR700	829,077
4.13%, 09/12/29	EUR800	970,074
bpost SA
3.29%, 10/16/29(a)	EUR300	351,595
3.63%, 10/16/34(a)	EUR300	349,338
Crelan Home Loan SCF, 2.50%, 07/09/30(a)	EUR500	572,156
Crelan SA
3.88%, 09/15/36, (1-year EURIBOR ICE Sw1.37%)(a)(b)	EUR200	233,231
5.25%, 01/23/32, (1-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR200	252,619
6.00%, 02/28/30, (1-year EURIBOR ICE Sw2.85%)(a)(b)	EUR200	253,279
Dexia SA, 2.50%, 04/05/28(a)	EUR300	346,867
Elia Group SA/NV
1.50%, 09/05/28(a)	EUR300	336,295
3.88%, 06/11/31(a)	EUR100	118,340
Elia Transmission Belgium SA
0.88%, 04/28/30(a)	EUR300	318,098

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
3.00%, 04/07/29(a)	EUR200	$232,622
3.75%, 01/16/36(a)	EUR400	468,491
Ethias SA, 4.75%, 05/07/35(a)	EUR100	121,718
Euroclear Bank SA, 3.63%, 10/13/27(a)	EUR500	589,056
Euroclear Holding NV
1.38%, 06/16/51, (5-year EUR Swap + 1.30%)(a)(b)	EUR100	102,306
1.50%, 04/11/30(a)	EUR400	435,618
Eurogrid GmbH, 4.06%, 05/28/37(a)	EUR300	354,223
FLUVIUS System Operator CV
3.50%, 03/12/35(a)	EUR300	344,063
3.88%, 05/02/34(a)	EUR800	950,950
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR400	458,712
2.88%, 05/07/29(a)	EUR600	696,248
Groupe Bruxelles Lambert NV
0.13%, 01/28/31(a)	EUR400	399,359
3.13%, 09/06/29(a)	EUR200	234,747
ING Belgium SA
0.00%, 02/20/30(a)	EUR500	517,380
0.75%, 09/28/26(a)	EUR400	455,377
2.75%, 08/25/32(a)	EUR400	459,753
3.00%, 02/15/31(a)	EUR400	468,444
KBC Bank NV
0.00%, 12/03/25(a)	EUR200	230,171
3.13%, 02/22/27(a)	EUR300	349,688
KBC Group NV
0.13%, 01/14/29, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR900	985,103
0.63%, 12/07/31, (5-year EUR Swap + 0.90.5)(a)(b)	EUR400	452,379
0.75%, 01/21/28, (5-year EURIBOR ICE Swap + 3.30%)(a)(b)	EUR500	564,573
0.75%, 01/24/30(a)	EUR400	424,644
3.63%, 08/26/36, (5-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR300	347,602
3.75%, 03/27/32(a)	EUR500	597,331
4.25%, 11/28/29, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR200	241,109
4.38%, 12/06/31(a)	EUR400	495,770
Lonza Finance International NV, 3.88%, 04/24/36(a)	EUR851	999,807
Ministeries Van de Vlaamse Gemeenschap, 0.38%, 10/13/26(a)	EUR100	113,223
Proximus SADP
3.75%, 03/27/34(a)	EUR100	117,456
3.75%, 04/08/35(a)	EUR200	232,627
4.00%, 03/08/30(a)	EUR700	843,554
4.13%, 11/17/33(a)	EUR200	241,516
Resa SA/Belgium, Series ., 3.50%, Series ., 05/22/31(a)	EUR200	234,095
Shurgard Luxembourg Sarl, 4.00%, 05/27/35(a)	EUR100	116,730
Silfin NV, 5.13%, 07/17/30(a)	EUR200	243,574
Solvay SA, 3.88%, 04/03/28(a)	EUR300	353,610
Syensqo SA
2.75%, 12/02/27(a)	EUR200	231,372
3.38%, 05/28/31(a)	EUR200	231,813
4.00%, 05/28/35(a)	EUR200	233,780
Security	Par (000)	Value
Belgium (continued)
VGP NV
1.50%, 04/08/29(a)	EUR200	$217,658
2.25%, 01/17/30(a)	EUR400	437,894
		37,371,052
Bermuda — 0.0%
Athora Holding Ltd.
5.88%, 09/10/34(a)	EUR500	625,428
6.63%, 06/16/28(a)	EUR200	247,969
		873,397
Canada — 1.2%
407 International Inc.
2.43%, 05/04/27	CAD200	142,330
2.84%, 03/07/50	CAD400	209,645
3.65%, 09/08/44(a)	CAD600	375,201
3.67%, 03/08/49	CAD200	122,342
3.83%, 05/11/46	CAD200	127,060
3.98%, 09/11/52	CAD25	15,932
4.45%, 09/11/52	CAD200	137,644
4.54%, 10/09/54	CAD200	139,414
4.86%, 07/31/53	CAD300	219,883
4.89%, 04/04/54	CAD200	147,205
Aeroports de Montreal
3.03%, 04/21/50	CAD150	82,665
3.44%, 04/26/51	CAD150	88,750
Series I, 5.47%, 04/16/40	CAD150	117,458
Aimco Realty Investors LP, Series 4, 2.71%, 06/01/29	CAD200	140,769
AIMCo Realty Investors LP
4.64%, 02/15/30	CAD300	225,552
4.97%, 05/23/34	CAD200	153,641
Alberta Powerline LP, 4.07%, 12/01/53	CAD196	126,745
Alectra Inc.
1.75%, 02/11/31	CAD200	133,359
4.31%, 10/30/34	CAD150	110,776
4.63%, 06/13/34	CAD150	113,234
5.23%, 11/14/52	CAD50	38,694
Series A, 2.49%, 05/17/27	CAD150	106,560
Alimentation Couche-Tard Inc.
4.01%, 02/12/36(a)	EUR200	235,543
5.59%, 09/25/30	CAD400	311,395
Allied Properties Real Estate Investment Trust, 4.81%, 02/24/29	CAD1,000	731,596
AltaGas Ltd.
2.17%, 03/16/27	CAD350	247,087
3.98%, 10/04/27	CAD150	108,611
5.14%, 03/14/34	CAD200	151,966
5.60%, 03/14/54	CAD200	153,053
AltaLink LP
3.72%, 12/03/46	CAD50	31,344
3.99%, 06/30/42	CAD200	132,974
4.09%, 06/30/45(a)	CAD100	66,516
4.69%, 11/28/32	CAD300	227,792
4.92%, 09/17/43	CAD200	148,448
5.46%, 10/11/55	CAD200	161,115
Series 20-1, 1.51%, Series 20-1, 09/11/30	CAD600	399,945
ARC Resources Ltd., 3.58%, 06/17/28	CAD200	143,918
Atco Ltd/Canada, 3.88%, 05/27/30	CAD100	72,782
Bank of Montreal
0.05%, 06/08/29(a)	EUR400	421,784
0.13%, 01/26/27(a)	EUR1,000	1,124,229
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.55%, 05/28/26	CAD150	$106,398
1.76%, 03/10/26	CAD300	213,362
2.70%, 12/09/26	CAD50	35,707
2.75%, 10/13/26(a)	EUR300	347,811
3.19%, 03/01/28	CAD500	359,197
3.25%, 01/09/32, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR300	347,954
3.65%, 04/01/27	CAD500	360,475
4.08%, 03/05/35(b)	CAD2,000	1,448,996
4.42%, 07/17/29	CAD600	446,404
4.54%, 12/18/28	CAD200	148,723
4.71%, 12/07/27	CAD600	442,722
4.98%, 07/03/34(b)	CAD200	149,658
5.04%, 05/29/28	CAD1,000	748,224
5.13%, 10/10/28(a)	GBP550	738,173
6.53%, 10/27/32(b)	CAD200	151,963
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)	EUR600	674,194
0.00%, 12/15/27(a)	EUR1,000	1,099,430
0.00%, 09/14/29(a)	EUR550	575,927
0.25%, 11/01/28(a)	EUR500	539,643
1.40%, 11/01/27	CAD800	557,714
1.85%, 11/02/26	CAD800	566,100
2.52%, 06/18/29(a)	EUR100	115,376
2.88%, 05/03/27(a)	GBP300	386,934
2.95%, 03/08/27	CAD400	285,804
3.10%, 02/02/28	CAD400	286,828
3.25%, 01/18/28(a)	EUR700	823,277
3.38%, 03/05/33, (3-mo. EURIBOR + 1.13%)(a)(b)	EUR300	349,733
3.73%, 06/27/31(b)	CAD400	289,527
3.81%, 11/15/28(b)	CAD1,000	724,676
3.84%, 09/26/30(b)	CAD500	364,116
3.93%, 05/03/32(b)	CAD400	289,065
4.44%, 11/15/35(b)	CAD950	703,495
4.95%, 08/01/34(b)	CAD300	224,435
5.68%, 08/02/33(b)	CAD700	530,095
BCI QuadReal Realty
1.07%, 02/04/26	CAD100	71,047
1.75%, 07/24/30	CAD200	134,170
bcIMC Realty Corp., 3.00%, 03/31/27	CAD100	71,547
Bell Telephone Co. of Canada or Bell Canada
1.65%, 08/16/27	CAD200	140,217
2.50%, 05/14/30	CAD200	138,354
2.90%, 09/10/29	CAD200	140,878
3.00%, 03/17/31	CAD200	138,537
3.55%, 03/02/26	CAD150	107,012
3.60%, 09/29/27	CAD200	144,001
3.80%, 08/21/28	CAD250	181,125
4.35%, 12/18/45(a)	CAD200	130,016
4.45%, 02/27/47(a)	CAD400	262,683
4.55%, 02/09/30	CAD200	148,775
5.15%, 08/24/34	CAD600	456,845
5.15%, 02/09/53	CAD200	143,504
5.25%, 03/15/29	CAD1,000	757,034
5.60%, 08/11/53(a)	CAD200	152,860
5.85%, 11/10/32	CAD200	158,532
Series M-65, 4.30%, Series M-65, 03/14/33	CAD200	144,972
Series M-66, 4.70%, Series M-66, 03/14/36	CAD100	72,988
Series M-67, 5.25%, Series M-67, 08/14/55	CAD200	145,670
Security	Par (000)	Value
Canada (continued)
BPC Generation Infrastructure Trust, 4.61%, 09/29/35	CAD200	$144,624
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49	CAD100	52,352
British Columbia Investment Management Corp.
3.40%, 06/02/30	CAD1,000	727,371
4.90%, 06/02/33	CAD500	392,295
Brookfield Corp., 4.82%, 01/28/26	CAD200	142,801
Brookfield Finance II Inc., 5.43%, 12/14/32(a)	CAD500	387,567
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29	CAD200	142,894
4.19%, 09/11/28	CAD100	73,103
5.44%, 04/25/34	CAD400	308,248
5.98%, 02/14/33	CAD300	238,562
Series 16, 4.53%, Series 16, 09/24/35	CAD200	143,608
Brookfield Renewable Partners ULC
3.33%, 08/13/50	CAD200	108,054
4.25%, 01/15/29	CAD200	146,733
5.32%, 01/10/54	CAD200	147,981
5.37%, 09/10/55(b)	CAD100	72,444
5.88%, 11/09/32	CAD1,000	794,874
Series 18, 4.96%, Series 18, 10/20/34	CAD200	150,162
Bruce Power LP
3.97%, 06/23/26	CAD200	143,193
4.01%, 06/21/29	CAD100	73,232
4.13%, 06/21/33	CAD100	72,456
4.27%, 12/21/34	CAD200	144,378
4.70%, 12/21/27	CAD200	147,539
4.70%, 06/21/31	CAD200	150,441
4.75%, 06/21/49(a)	CAD100	70,036
Calgary Airport Authority (The)
3.55%, 10/07/53	CAD200	119,197
Series A, 3.20%, Series A, 10/07/36	CAD500	326,954
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)	EUR500	529,431
0.04%, 07/09/27(a)	EUR200	222,122
2.25%, 01/07/27	CAD350	248,346
2.50%, 05/07/30(a)	EUR900	1,032,306
3.25%, 07/16/31, (3-mo. EURIBOR1.1161.12%)(a)(b)	EUR425	493,493
3.80%, 12/10/30(b)	CAD1,000	726,474
3.81%, 07/09/29(a)	EUR500	597,012
4.15%, 04/02/35(b)	CAD300	217,816
4.20%, 04/07/32(b)	CAD300	217,423
4.90%, 06/12/34(b)	CAD400	298,310
4.95%, 06/29/27	CAD400	294,436
5.05%, 10/07/27	CAD1,000	740,358
5.30%, 01/16/34(b)	CAD200	150,684
5.33%, 01/20/33(b)	CAD500	372,553
Series ., 3.90%, Series ., 06/20/31(b)	CAD800	582,596
Canadian National Railway Co.
3.05%, 02/08/50	CAD200	108,810
3.20%, 07/31/28	CAD500	359,733
3.50%, 06/10/30	CAD100	72,028
3.60%, 02/08/49	CAD600	361,801
4.20%, 06/10/35	CAD100	72,380
4.60%, 05/02/29	CAD400	299,202
4.70%, 05/10/53	CAD400	285,342
5.10%, 05/02/54	CAD100	75,754

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Canadian Natural Resources Ltd.
2.50%, 01/17/28	CAD200	$141,053
3.42%, 12/01/26	CAD100	71,626
4.15%, 12/15/31	CAD300	217,661
Canadian Pacific Railway Co.
2.54%, 02/28/28	CAD400	283,277
3.05%, 03/09/50	CAD100	53,769
3.15%, 03/13/29(a)	CAD100	71,685
4.00%, 06/13/32	CAD100	72,615
4.40%, 01/13/36	CAD100	72,990
4.80%, 06/13/55	CAD200	142,451
6.45%, 11/17/39	CAD100	84,011
Canadian Tire Corp. Ltd., 5.37%, 09/16/30	CAD300	230,337
Canadian Utilities Ltd.
4.41%, 06/24/35	CAD200	146,824
5.45%, 12/22/55(b)	CAD200	144,097
Canadian Western Bank
4.57%, 07/11/28	CAD200	148,784
5.94%, 12/22/32(b)	CAD200	150,670
5.95%, 01/29/34(b)	CAD200	153,513
Capital Power Corp.
4.42%, 02/08/30	CAD100	73,665
5.97%, 01/25/34	CAD400	316,975
Cenovus Energy Inc.
3.50%, 02/07/28	CAD300	215,176
3.60%, 03/10/27	CAD200	143,512
Central 1 Credit Union
1.32%, 01/29/26	CAD200	142,139
4.00%, 08/20/30	CAD100	72,263
CGI Inc., 3.99%, 09/07/27	CAD100	72,583
Chartwell Retirement Residences, Series E, 3.65%, Series E, 05/06/28	CAD300	215,818
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29	CAD400	287,737
4.29%, 01/16/30	CAD100	73,607
5.03%, 02/28/31	CAD200	151,464
5.70%, 02/28/34	CAD100	78,624
6.00%, 06/24/32	CAD200	159,019
Series W, 4.63%, Series W, 08/08/35	CAD200	145,387
Coastal Gaslink Pipeline LP
Series C, 4.91%, Series C, 06/30/31	CAD100	76,269
Series E, 5.40%, Series E, 09/30/36	CAD1,000	786,355
Series H, 5.61%, Series H, 06/30/44	CAD1,000	787,117
Series J, 5.86%, Series J, 03/30/49	CAD500	405,159
Cogeco Communications Inc., 4.74%, 02/06/35	CAD400	290,149
CPPIB Capital Inc., 1.50%, 03/04/33(a)	EUR750	782,915
Crombie Real Estate Investment Trust, 4.73%, 01/15/32	CAD400	294,204
CU Inc.
2.96%, 09/07/49	CAD200	108,095
3.17%, 09/05/51	CAD200	110,886
3.55%, 11/22/47	CAD200	121,072
3.96%, 07/27/45	CAD25	16,321
4.09%, 09/02/44	CAD800	533,196
4.54%, 10/24/41	CAD200	142,374
4.66%, 09/11/54	CAD200	142,410
4.72%, 09/09/43	CAD100	72,302
4.79%, 09/16/55	CAD200	145,192
5.09%, 09/20/53	CAD300	227,542
5.18%, 11/21/35	CAD100	77,797
Definity Financial Corp., 4.39%, 09/12/35	CAD200	144,016
Security	Par (000)	Value
Canada (continued)
Dollarama Inc.
3.85%, 12/16/30	CAD200	$145,180
5.17%, 04/26/30	CAD200	152,934
5.53%, 09/26/28	CAD200	151,930
Dream Industrial Real Estate Investment Trust
4.29%, 07/03/30	CAD200	145,472
Series E, 3.97%, Series E, 04/13/26	CAD400	286,309
Enbridge Gas Inc.
2.90%, 04/01/30	CAD400	282,921
3.20%, 09/15/51	CAD500	275,433
3.51%, 11/29/47	CAD200	119,290
4.00%, 08/22/44(a)	CAD50	32,680
4.20%, 06/02/44	CAD200	134,321
4.84%, 09/12/55	CAD100	72,453
4.88%, 06/21/41	CAD150	109,899
5.67%, 10/06/53	CAD400	325,975
Enbridge Inc.
2.99%, 10/03/29	CAD400	283,011
3.10%, 09/21/33	CAD1,000	674,365
3.55%, 02/25/28	CAD100	72,080
3.90%, 02/25/30	CAD200	145,278
4.10%, 09/21/51	CAD300	184,893
4.21%, 02/22/30	CAD200	147,056
4.24%, 08/27/42	CAD100	65,697
4.56%, 02/25/35	CAD600	437,440
4.73%, 08/22/34	CAD100	74,069
5.15%, 12/17/55(b)	CAD300	215,028
5.32%, 08/22/54	CAD200	148,214
5.36%, 05/26/33	CAD100	77,380
5.76%, 05/26/53	CAD200	157,230
6.51%, 11/09/52	CAD200	172,614
Enbridge Pipelines Inc.
3.52%, 02/22/29	CAD200	144,131
4.20%, 05/12/51	CAD100	62,772
4.33%, 02/22/49	CAD1,000	644,530
4.55%, 09/29/45	CAD200	134,438
5.33%, 04/06/40	CAD50	36,921
5.82%, 08/17/53	CAD100	79,505
Energir SEC
3.04%, 02/09/32	CAD200	138,367
4.65%, 05/20/55	CAD100	70,854
4.67%, 09/27/32	CAD100	75,586
4.83%, 06/02/53	CAD200	145,790
ENMAX Corp., 3.77%, 06/06/30	CAD150	108,328
EPCOR Utilities Inc.
3.11%, 07/08/49	CAD100	55,421
3.29%, 06/28/51	CAD200	113,150
3.55%, 11/27/47	CAD100	60,532
5.33%, 10/03/53	CAD400	313,561
Equitable Bank, 2.38%, 09/28/29(a)	EUR500	573,762
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28(a)	EUR100	115,181
3.95%, 03/03/31	CAD350	253,393
4.23%, 06/14/29	CAD100	73,412
4.25%, 12/06/27	CAD200	145,624
5.23%, 11/23/54	CAD300	222,107
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)	EUR100	114,253
0.05%, 11/26/27(a)	EUR200	219,902
0.25%, 02/08/27(a)	EUR300	337,235
1.59%, 09/10/26	CAD200	141,420
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.68%, 05/29/30(a)	EUR300	$346,143
3.13%, 05/30/29(a)	EUR500	587,920
3.25%, 03/28/31(a)	EUR400	463,838
3.80%, 09/24/29	CAD300	218,606
4.12%, 08/25/32	CAD100	73,135
4.26%, 01/24/35(a)(b)	CAD100	73,000
4.41%, 05/19/27	CAD200	146,027
5.04%, 08/23/32(b)	CAD100	73,754
5.28%, 05/15/34(b)	CAD200	150,856
5.47%, 11/17/28	CAD700	533,056
5.48%, 08/16/28	CAD200	151,892
Finning International Inc.
2.63%, 08/14/26	CAD200	142,421
4.78%, 02/13/29	CAD100	74,464
First Capital Real Estate Investment Trust
5.46%, 06/12/32	CAD100	76,331
Series E, 4.83%, Series E, 06/13/33	CAD100	73,456
First Capital REIT, Series V, 3.46%, 01/22/27	CAD100	71,643
First National Financial Corp., 5.44%, 10/25/32	CAD300	216,509
Fortis Inc./Canada
4.09%, 03/26/32	CAD200	145,327
4.17%, 09/09/31	CAD1,000	734,016
FortisAlberta Inc.
2.63%, 06/08/51	CAD200	99,201
3.73%, 09/18/48	CAD100	61,830
4.86%, 05/26/53	CAD200	146,371
4.90%, 05/27/54	CAD400	294,425
FortisBC Energy Inc.
2.82%, 08/09/49	CAD100	52,401
3.67%, 04/09/46	CAD200	123,838
Gibson Energy Inc.
4.45%, 11/12/31	CAD100	73,290
5.75%, 07/12/33	CAD300	234,376
6.20%, 07/12/53	CAD200	162,542
Gildan Activewear Inc., 4.15%, 11/22/30	CAD200	145,258
Granite REIT Holdings LP
2.19%, 08/30/28	CAD200	138,760
3.06%, 06/04/27	CAD200	142,706
4.35%, 10/04/31	CAD200	145,190
Greater Toronto Airports Authority
2.73%, 04/03/29	CAD750	532,752
2.75%, 10/17/39	CAD350	208,481
3.26%, 06/01/37	CAD350	228,239
Great-West Lifeco Inc.
2.38%, 05/14/30	CAD200	139,296
2.98%, 07/08/50	CAD200	107,207
3.34%, 02/28/28	CAD200	144,195
H&R Real Estate Investment Trust, 2.91%, 06/02/26	CAD200	142,668
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD200	139,237
4.90%, 06/04/29	CAD300	226,018
Husky Midstream LP, 4.10%, 12/02/29	CAD100	73,070
Hydro One Inc.
2.77%, 02/24/26	CAD150	106,962
3.10%, 09/15/51	CAD1,000	547,310
3.64%, 04/05/50	CAD300	182,444
3.72%, 11/18/47	CAD350	217,763
3.91%, 02/23/46	CAD200	129,036
3.94%, 08/25/32	CAD300	218,411
4.16%, 01/27/33	CAD200	147,318
Security	Par (000)	Value
Canada (continued)
4.39%, 03/01/34	CAD200	$148,872
4.46%, 01/27/53	CAD200	138,443
4.59%, 10/09/43	CAD200	142,672
4.85%, 11/30/54	CAD400	294,182
4.91%, 01/27/28	CAD100	74,461
6.03%, 03/03/39	CAD250	207,207
6.93%, 06/01/32	CAD130	109,956
Hydro One Ltd., 1.41%, 10/15/27	CAD200	139,654
Hydro Ottawa Capital Corp., 4.37%, 01/30/35	CAD300	219,784
Hyundai Capital Canada Inc.
5.57%, 03/08/28	CAD200	150,266
Series G, 4.58%, Series G, 07/24/29	CAD500	371,584
IGM Financial Inc.
4.12%, 12/09/47	CAD200	129,731
5.43%, 05/26/53	CAD200	156,488
Intact Financial Corp.
2.18%, 05/18/28	CAD100	70,247
2.85%, 06/07/27(a)	CAD200	142,916
2.95%, 12/16/50	CAD100	52,803
3.77%, 05/20/53	CAD100	60,588
4.65%, 05/16/34(b)	CAD100	74,571
5.28%, 09/14/54	CAD200	154,290
Inter Pipeline Ltd./AB
3.48%, 12/16/26	CAD100	71,598
5.09%, 11/27/51	CAD150	102,688
5.71%, 05/29/30	CAD700	538,518
5.85%, 05/18/32	CAD200	155,705
Series 12, 3.98%, Series 12, 11/25/31	CAD200	142,686
Inter Pipeline Ltd/AB, 5.76%, 02/17/28	CAD200	150,022
Keyera Corp.
3.93%, 06/21/28	CAD200	145,128
5.66%, 01/04/54	CAD200	152,498
Series 8, 5.31%, Series 8, 10/15/55	CAD300	217,398
Liberty Utilities Canada LP, 3.32%, 02/14/50	CAD100	53,731
Loblaw Companies Ltd.
2.28%, 05/07/30	CAD200	137,935
4.49%, 12/11/28	CAD150	111,118
5.12%, 03/04/54	CAD200	147,423
5.34%, 09/13/52	CAD100	75,892
Lower Mattagami Energy LP
2.43%, 05/14/31	CAD300	205,579
4.69%, 06/07/54	CAD400	287,948
Magna International Inc., 4.38%, 03/17/32	EUR300	365,788
Manulife Bank of Canada
2.86%, 02/16/27	CAD200	142,844
3.69%, 08/19/30	CAD200	144,686
3.72%, 05/15/30	CAD300	217,571
3.99%, 02/22/28	CAD200	145,972
Manulife Financial Corp.
2.82%, 05/13/35(b)	CAD200	139,258
3.98%, 05/23/35(b)	CAD100	72,460
4.06%, 12/06/34(b)	CAD700	509,787
5.05%, 02/23/34(b)	CAD100	75,052
5.41%, 03/10/33(b)	CAD600	449,257
MCAP Commercial LP, 4.82%, 03/04/30	CAD100	72,918
Metro Inc./CN
3.39%, 12/06/27	CAD150	107,867
3.41%, 02/28/50	CAD200	113,491
4.00%, 11/27/29	CAD100	73,247
4.27%, 12/04/47	CAD100	65,920
4.66%, 02/07/33	CAD200	150,340

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
National Bank of Canada
0.00%, 09/29/26(a)	EUR800	$904,283
1.53%, 06/15/26	CAD150	106,321
3.44%, 10/21/31(b)	CAD400	285,123
3.50%, 04/25/28(a)	EUR500	591,250
3.75%, 05/02/29(a)	EUR400	477,726
4.26%, 02/15/35(b)	CAD600	437,700
5.02%, 02/01/29	CAD400	302,311
5.22%, 06/14/28	CAD650	489,585
5.43%, 08/16/32(b)	CAD400	296,727
NAV Canada
2.06%, 05/29/30	CAD200	137,393
2.92%, 09/29/51	CAD300	161,559
3.21%, 09/29/50	CAD100	57,242
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31(a)	CAD400	275,567
3.75%, 06/01/51(a)	CAD400	243,637
4.05%, 07/22/44(a)	CAD150	98,522
5.08%, 06/01/54	CAD700	524,776
Series G, 4.75%, 06/01/37(a)	CAD50	37,249
Series J, 2.80%, 06/01/27	CAD200	142,372
Series K, 3.65%, 06/01/35	CAD200	137,614
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD122	86,032
Nova Scotia Power Inc.
3.31%, 04/25/50	CAD150	82,620
4.50%, 07/20/43(a)	CAD100	68,141
4.95%, 11/15/32	CAD150	112,896
5.36%, 03/24/53	CAD200	151,353
Noverco Inc., 4.57%, 01/28/35	CAD100	73,708
OMERS Realty Corp.
3.63%, 06/05/30	CAD400	290,345
4.54%, 04/09/29	CAD100	74,684
Ontario Power Generation Inc.
2.98%, 09/13/29	CAD300	212,957
3.22%, 04/08/30	CAD300	213,636
3.65%, 09/13/50	CAD100	59,684
4.25%, 01/18/49	CAD100	66,022
4.32%, 03/13/35	CAD300	218,486
4.83%, 06/28/34	CAD400	303,235
4.87%, 03/13/55	CAD100	72,048
4.99%, 06/28/54	CAD400	293,750
Oxford Properties Group Trust, 3.91%, 12/04/29	CAD100	72,997
Pembina Pipeline Corp.
3.31%, 02/01/30	CAD200	142,603
3.53%, 12/10/31	CAD600	423,012
3.62%, 04/03/29(a)	CAD250	180,159
4.02%, 03/27/28(a)	CAD200	145,371
4.49%, 12/10/51	CAD100	64,940
4.54%, 04/03/49(a)	CAD200	131,675
4.67%, 05/28/50	CAD200	133,706
4.74%, 01/21/47	CAD1,000	680,815
4.75%, 04/30/43	CAD100	68,842
4.81%, 03/25/44(a)	CAD25	17,292
5.21%, 01/12/34	CAD400	305,161
5.67%, 01/12/54	CAD250	192,672
Series 11, 4.75%, 03/26/48	CAD150	101,898
Plenary PCL Health HIEP LP, 4.91%, 06/30/60	CAD300	214,796
Power Corp. of Canada, 4.46%, 07/27/48	CAD100	68,174
Security	Par (000)	Value
Canada (continued)
Primaris Real Estate Investment Trust
3.85%, 10/09/30	CAD500	$357,423
4.73%, 03/30/27	CAD200	145,726
5.30%, 03/15/32	CAD100	75,911
Reliance LP
2.67%, 08/01/28	CAD100	70,231
3.75%, 03/15/26	CAD200	142,834
5.25%, 05/15/31	CAD100	76,007
RioCan Real Estate Investment Trust
4.42%, 10/01/32	CAD300	215,392
4.63%, 05/01/29	CAD200	147,555
4.67%, 03/01/32	CAD200	146,391
5.46%, 03/01/31	CAD100	76,192
Rogers Communications Inc.
2.90%, 12/09/30	CAD200	139,772
3.25%, 05/01/29	CAD300	213,909
3.75%, 04/15/29	CAD200	144,639
4.25%, 04/15/32	CAD200	145,792
4.40%, 11/02/28	CAD350	257,564
5.25%, 04/15/52	CAD200	146,032
5.70%, 09/21/28	CAD300	228,189
5.80%, 09/21/30	CAD500	390,918
5.90%, 09/21/33	CAD700	557,455
6.11%, 08/25/40	CAD25	19,957
6.56%, 03/22/41	CAD200	166,893
6.75%, 11/09/39	CAD1,000	844,212
Royal Bank of Canada
0.00%, 01/21/27(a)	EUR500	561,249
0.00%, 10/05/28(a)	EUR300	322,534
0.05%, 06/19/26(a)	EUR200	227,584
0.13%, 04/26/27(a)	EUR800	894,283
1.00%, 09/09/26(a)	GBP550	704,916
1.67%, 01/28/33(b)	CAD200	139,150
1.75%, 06/08/29(a)	EUR200	224,486
1.83%, 07/31/28	CAD200	139,642
2.13%, 04/26/29(a)	EUR700	793,341
2.14%, 11/03/31(b)	CAD300	212,504
2.33%, 01/28/27	CAD200	142,029
2.38%, 09/13/27(a)	EUR592	683,757
2.75%, 02/04/30(a)	EUR1,250	1,449,966
2.94%, 05/03/32(b)	CAD300	213,918
3.63%, 12/10/28(b)	CAD300	216,823
3.99%, 07/22/31(b)	CAD800	585,554
4.00%, 10/17/30(b)	CAD500	366,456
4.13%, 07/05/28(a)	EUR800	963,986
4.28%, 02/04/35(b)	CAD500	365,530
4.38%, 10/02/30(a)	EUR300	370,744
4.46%, 10/17/35(b)	CAD400	297,098
4.61%, 07/26/27	CAD500	367,334
4.63%, 05/01/28	CAD300	222,510
4.64%, 01/17/28	CAD300	221,794
4.83%, 08/08/34(b)	CAD2,000	1,491,368
4.88%, 11/01/30, (1-day SONIA + 1.10%)(a)(b)	GBP200	266,757
5.01%, 02/01/33(b)	CAD400	296,444
5.10%, 04/03/34(b)	CAD400	300,183
5.23%, 06/24/30	CAD450	347,760
5.34%, 06/23/26	CAD500	362,729
Royal Bank of Canada/Toronto
3.63%, 03/07/28(a)	EUR200	237,155
Series ., 1.50%, Series ., 09/15/27(a)	EUR300	340,931
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Sagen MI Canada Inc., 3.26%, 03/05/31	CAD200	$135,605
Saputo Inc.
1.42%, 06/19/26	CAD200	141,585
2.24%, 06/16/27	CAD200	141,229
2.30%, 06/22/28	CAD200	140,305
3.88%, 07/02/30	CAD100	72,646
5.25%, 11/29/29	CAD200	152,834
5.49%, 11/20/30	CAD200	155,179
SmartCentres Real Estate Investment Trust
3.53%, 12/20/29	CAD200	141,735
4.74%, 08/05/31	CAD200	147,139
5.16%, 08/01/30	CAD400	300,620
South Bow Canadian Infrastructure Holdings Ltd., 4.93%, 02/01/35	CAD200	148,438
Stantec Inc., 2.05%, 10/08/27	CAD200	140,322
Sun Life Financial Inc.
2.80%, 11/21/33(b)	CAD300	212,133
3.15%, 11/18/36(b)	CAD250	174,771
5.12%, 05/15/36(b)	CAD500	381,755
5.40%, 05/29/42(b)	CAD100	76,633
5.40%, 05/29/42(b)	CAD100	76,633
5.50%, 07/04/35(b)	CAD200	154,681
Suncor Energy Inc.
3.95%, 03/04/51	CAD100	60,083
4.34%, 09/13/46	CAD400	259,699
5.00%, 04/09/30	CAD188	139,816
TELUS Corp.
3.15%, 02/19/30	CAD100	70,742
3.30%, 05/02/29	CAD400	286,538
3.75%, 03/10/26	CAD150	107,053
3.95%, 02/16/50	CAD300	180,588
4.10%, 04/05/51	CAD200	122,993
4.65%, 08/13/31	CAD700	522,082
4.75%, 01/17/45	CAD100	68,823
4.85%, 04/05/44	CAD100	69,778
4.95%, 03/28/33	CAD200	150,672
5.15%, 11/26/43	CAD100	72,393
5.25%, 11/15/32	CAD200	153,489
5.75%, 09/08/33	CAD300	236,691
5.95%, 09/08/53	CAD500	400,864
Series CAH, 5.65%, Series CAH, 09/13/52	CAD500	384,633
Teranet Holdings LP
3.72%, 02/23/29	CAD100	71,629
5.01%, 03/07/35	CAD100	73,389
6.10%, 06/17/41	CAD100	76,596
TMX Group Ltd., 4.97%, 02/16/34	CAD400	306,755
Toromont Industries Ltd., 3.76%, 03/28/30	CAD300	217,088
Toronto Hydro Corp.
2.43%, 12/11/29	CAD200	140,343
2.47%, 10/20/31	CAD300	206,029
2.52%, 08/25/26	CAD200	142,590
3.55%, 07/28/45	CAD200	123,408
4.61%, 06/14/33	CAD200	151,059
4.95%, 10/13/52	CAD200	149,154
Toronto-Dominion Bank (The)
0.86%, 03/24/27(a)	EUR1,250	1,414,557
1.89%, 03/08/28	CAD800	560,188
1.90%, 09/11/28	CAD400	278,795
1.95%, 04/08/30(a)	EUR516	571,594
2.26%, 01/07/27	CAD500	354,838
2.86%, 04/15/31(a)	EUR500	580,699
Security	Par (000)	Value
Canada (continued)
2.97%, 09/09/32(a)	EUR200	$232,234
3.06%, 01/26/32(a)(b)	CAD200	142,827
3.19%, 02/16/29(a)	EUR700	824,716
3.25%, 02/16/34(a)	EUR300	351,449
3.36%, 09/22/32(a)	EUR2,300	2,660,403
3.63%, 12/13/29(a)	EUR300	356,271
3.67%, 09/08/31(a)	EUR200	241,692
3.72%, 03/13/30(a)	EUR500	603,104
3.84%, 05/29/31(b)	CAD200	145,471
4.00%, 10/31/30(b)	CAD300	219,802
4.13%, 01/09/33(b)	CAD500	366,016
4.21%, 06/01/27	CAD400	291,240
4.23%, 02/01/35(b)	CAD2,000	1,459,044
4.34%, 01/27/26	CAD200	143,157
4.42%, 10/31/35(b)	CAD300	221,777
4.48%, 01/18/28	CAD300	220,975
5.18%, 04/09/34(a)(b)	CAD400	300,855
5.38%, 10/21/27	CAD400	298,618
5.49%, 09/08/28	CAD800	608,461
Series 28, 0.10%, 07/19/27(a)	EUR850	944,428
Toyota Credit Canada Inc.
1.18%, 02/23/26(a)	CAD200	142,014
3.36%, 05/23/28	CAD500	359,880
3.73%, 10/02/29	CAD600	435,955
4.33%, 01/24/28(a)	CAD200	146,866
4.44%, 06/27/29	CAD200	148,844
TransCanada PipeLines Ltd.
2.97%, 06/09/31	CAD300	208,751
3.00%, 09/18/29(a)	CAD200	141,921
3.39%, 03/15/28(a)	CAD150	107,649
3.80%, 04/05/27	CAD400	287,960
4.18%, 07/03/48(a)	CAD200	126,721
4.33%, 09/16/47	CAD300	194,912
4.34%, 10/15/49(a)	CAD200	129,358
4.35%, 06/06/46	CAD250	163,811
4.55%, 11/15/41	CAD100	68,709
4.58%, 02/20/35	CAD1,200	877,188
5.20%, 02/15/56(b)	CAD100	72,196
5.28%, 07/15/30(a)	CAD300	229,907
5.33%, 05/12/32	CAD200	154,479
Trillium M Project Co. General Partnership, Series B, 5.19%, Series B, 10/31/62	CAD400	297,660
Vancouver Airport Authority
1.76%, 09/20/30	CAD200	134,109
2.80%, 09/21/50	CAD150	79,262
Videotron Ltd.
3.13%, 01/15/31	CAD200	138,954
5.00%, 07/15/34	CAD200	150,523
Westcoast Energy Inc.
3.77%, 12/08/25	CAD100	71,348
4.79%, 10/28/41	CAD200	140,389
Whitecap Resources Inc.
4.97%, 06/21/29	CAD200	149,462
5.50%, 06/21/34	CAD150	115,119
Series 2, 3.76%, Series 2, 06/19/28	CAD100	72,112
WSP Global Inc.
2.41%, 04/19/28	CAD200	140,697
4.12%, 09/12/29	CAD200	146,576
4.75%, 09/12/34	CAD200	148,203
		136,191,570

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China — 0.1%
Bank of China Ltd./Luxembourg, 4.00%, 10/19/26(a)	EUR300	$350,002
Bright Food Singapore Holdings Pte Ltd., 3.25%, 07/09/30(a)	EUR200	232,228
China Construction Bank Corp. Luxembourg Branch, 3.88%, 11/30/26(a)	EUR200	232,960
Industrial & Commercial Bank of China Ltd., 4.13%, 10/25/26(a)	EUR200	233,901
Logicor 2019-1 UK PLC, 1.88%, 11/17/31(a)	GBP300	384,661
Logicor Financing Sarl, 3.75%, 07/14/32(a)	EUR200	230,819
Prosus NV
1.21%, 01/19/26(a)	EUR100	114,850
1.29%, 07/13/29(a)	EUR100	107,791
1.54%, 08/03/28(a)	EUR850	944,317
1.99%, 07/13/33(a)	EUR500	506,456
2.09%, 01/19/30(a)	EUR200	220,464
4.34%, 07/15/35(a)	EUR450	527,418
Prs Finance PLC, 1.50%, 08/24/34(a)	GBP200	202,925
State Grid Overseas Investment BVI Ltd., 2.13%, 05/02/30(a)	EUR1,000	1,124,735
		5,413,527
Cyprus — 0.0%
Bank of Cyprus PCL
5.00%, 05/02/29, (3-mo. EURIBOR + 1.97%)(a)(b)	EUR100	121,191
7.38%, 07/25/28, (3-mo. EURIBOR4.0954.1%)(a)(b)	EUR500	619,979
		741,170
Czech Republic — 0.1%
Ceska sporitelna A/S
0.50%, 09/13/28, (3-mo. EURIBOR0.78%)(a)(b)	EUR500	551,722
4.57%, 07/03/31, (3-mo. EURIBOR + 1.80%)(a)(b)	EUR500	603,278
Ceske Drahy AS, Series ., 3.75%, Series ., 07/28/30(a)	EUR100	118,370
CEZ A/S
0.88%, 12/02/26(a)	EUR1,050	1,190,870
3.00%, 06/05/28(a)	EUR675	783,842
4.13%, 09/05/31(a)	EUR300	357,712
4.13%, 04/30/33(a)	EUR400	470,822
EP Infrastructure AS
1.70%, 07/30/26(a)	EUR200	228,547
1.82%, 03/02/31(a)	EUR200	208,288
2.05%, 10/09/28(a)	EUR200	224,029
EPH Financing International AS, 5.88%, 11/30/29(a)	EUR200	248,082
Raiffeisenbank AS, 4.96%, 06/05/30, (3-mo. EURIBOR + 1.95%)(a)(b)	EUR300	361,734
		5,347,296
Denmark — 0.3%
AP Moller - Maersk A/S, 4.13%, 03/05/36(a)	EUR300	361,409
Carlsberg Breweries A/S
0.38%, 06/30/27(a)	EUR200	223,187
0.88%, 07/01/29(a)	EUR404	436,565
3.00%, 08/28/29(a)	EUR400	466,052
3.25%, 02/28/32(a)	EUR300	347,737
3.50%, 02/28/35(a)	EUR900	1,035,332
Coloplast Finance BV, 2.75%, 05/19/30(a)	EUR500	573,025
Danfoss Finance II BV, 0.75%, 04/28/31(a)	EUR300	307,344
Security	Par (000)	Value
Denmark (continued)
Danske Bank A/S
0.75%, 11/22/27(a)	EUR200	$223,501
3.13%, 06/06/31(a)	EUR200	235,471
3.25%, 01/14/33, (1-year EURIBOR ICE Swap + 0.90%)(a)(b)	EUR100	116,642
3.50%, 05/26/33, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR375	437,783
3.75%, 11/19/36, (5-year EUR Swap + 1.55%)(a)(b)	EUR225	262,507
3.88%, 01/09/32, (1-year EUR Swap + 1.42%)(a)(b)	EUR200	239,492
4.13%, 01/10/31, (1-year EUR Swap + 1.25%)(a)(b)	EUR583	708,007
5.25%, 10/04/31, (1-year UK Government Bond + 1.20%)(a)(b)	GBP100	135,689
Danske Kiinnitysluottopankki OYJ, 0.00%, 01/14/28(a)	EUR200	219,149
DSV Finance BV
0.75%, 07/05/33(a)	EUR200	191,302
0.88%, 09/17/36(a)	EUR1,050	925,870
1.38%, 03/16/30(a)	EUR400	434,233
H Lundbeck AS, 3.38%, 06/02/29(a)	EUR225	263,333
ISS Global A/S, 1.50%, 08/31/27(a)	EUR350	396,220
Jyske Bank A/S
2.88%, 05/05/29, (1-year EUR Swap + 0.70%)(a)(b)	EUR200	231,781
3.63%, 04/29/31, (1-year EURIBOR ICE Sw1.27%)(a)(b)	EUR1,600	1,882,321
5.50%, 11/16/27(a)	EUR550	653,563
Jyske Realkredit A/S
0.50%, 10/01/26(a)	EUR300	340,995
3.25%, 07/01/30(a)	EUR400	475,825
Series CCE, 1.88%, Series CCE, 10/01/29(a)	EUR500	564,200
Landeskreditbank Baden-Wuerttemberg Foerderbank, Series 5614, 0.00%, Series 5614, 01/20/31(a)	EUR100	100,842
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK4,000	615,146
1.00%, 10/01/26	DKK10,500	1,606,694
1.00%, 04/01/27	DKK1,600	243,582
Novo Nordisk Finance Netherlands BV
2.38%, 05/27/28(a)	EUR375	431,468
2.88%, 08/27/30(a)	EUR175	203,471
3.13%, 01/21/29(a)	EUR1,000	1,173,814
3.13%, 05/27/33(a)	EUR425	491,097
3.38%, 05/21/34(a)	EUR350	408,281
3.63%, 05/27/37(a)	EUR450	523,944
Nykredit Realkredit A/S
0.38%, 01/17/28(a)	EUR300	330,223
0.75%, 01/20/27	EUR400	452,486
1.00%, 01/01/28(a)	DKK3,000	452,983
1.00%, 07/01/29(a)	DKK4,000	590,246
1.38%, 07/12/27(a)	EUR300	340,320
2.00%, 01/01/26(a)	DKK2,000	308,586
3.38%, 01/10/30(a)	EUR200	234,445
3.50%, 01/12/33(a)	EUR1,700	1,962,340
3.63%, 07/24/30(a)	EUR100	118,048
4.00%, 04/24/35, #N/A(a)(b)	EUR200	235,076
4.63%, 01/19/29(a)	EUR900	1,095,719
Series 13H, 1.00%, 07/01/26(a)	DKK15,000	2,301,882
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Denmark (continued)
Series 13H, 1.00%, 01/01/27	DKK10,000	$1,526,357
Series 13HH, 1.00%, Series 13HH, 01/01/30(a)	DKK10,000	1,462,984
Orsted A/S
1.50%, 11/26/29(a)	EUR780	844,239
2.13%, 05/17/27(a)	GBP600	760,045
2.88%, 06/14/33(a)	EUR700	760,867
5.13%, 09/13/34(a)	GBP900	1,139,763
5.75%, 04/09/40(a)	GBP300	377,696
TDC Net AS
4.63%, 10/22/33(a)	EUR900	1,038,403
5.00%, 08/09/32(a)	EUR200	240,399
6.50%, 06/01/31(a)	EUR200	256,314
Vestas Wind Systems A/S, 4.13%, 06/15/31(a)	EUR100	120,245
Vestas Wind Systems Finance BV, 2.00%, 06/15/34(a)	EUR300	303,482
		35,740,022
Finland — 0.3%
Aktia Bank OYJ
3.00%, 10/22/29(a)	EUR800	939,445
3.38%, 05/31/27(a)	EUR200	234,649
Danske Kiinnitysluottopankki Oyj, 2.50%, 09/24/29(a)	EUR200	230,808
Danske Kiinnitysluottopankki OYJ
0.00%, 11/24/26(a)	EUR200	225,580
3.13%, 01/12/27(a)	EUR300	349,681
Fingrid Oyj, 2.75%, 12/04/29(a)	EUR300	346,841
Fortum OYJ, 4.50%, 05/26/33(a)	EUR650	803,550
Huhtamaki Oyj, 5.13%, 11/24/28(a)	EUR200	243,983
Huhtamaki OYJ, 4.25%, 06/09/27(a)	EUR200	235,664
Kojamo Oyj, 3.88%, 03/12/32(a)	EUR200	231,642
Kuntarahoitus OYJ
0.00%, 03/02/31(a)	EUR900	905,365
0.05%, 09/10/35(a)	EUR250	215,212
0.63%, 11/26/26(a)	EUR750	851,341
0.75%, 09/07/27(a)	EUR250	281,122
1.25%, 02/23/33(a)	EUR200	206,889
3.00%, 09/25/28(a)	EUR600	705,271
Metso Oyj, 3.75%, 05/28/32(a)	EUR125	147,400
Neste Oyj, 3.75%, 03/20/30(a)	EUR200	237,331
Neste OYJ
3.88%, 03/16/29(a)	EUR300	357,128
3.88%, 05/21/31(a)	EUR350	417,655
Nokia OYJ, 3.13%, 05/15/28(a)	EUR500	582,581
Nordea Bank Abp
0.50%, 05/14/27(a)	EUR1,000	1,122,221
0.50%, 11/02/28(a)	EUR500	542,747
1.13%, 09/27/27(a)	EUR200	225,576
1.63%, 12/09/32, (5-year UK Government Bond +1.30%)(a)(b)	GBP200	248,176
2.88%, 08/24/32(a)	EUR200	227,338
3.00%, 10/28/31(a)	EUR500	577,340
3.50%, 09/17/35(a)	EUR400	465,010
3.63%, 03/15/34(a)	EUR300	354,958
4.75%, 02/25/29, (1-year UK Government Bond + 0.85%)(a)(b)	GBP850	1,125,598
Series EMTb, 3.38%, Series EMTb, 06/11/29(a)	EUR600	710,145
Nordea Kiinnitysluottopankki Oyj
3.00%, 08/28/35(a)	EUR400	461,210
3.63%, 10/26/29(a)	EUR500	597,332
Security	Par (000)	Value
Finland (continued)
Nordea Kiinnitysluottopankki OYJ
0.63%, 03/17/27(a)	EUR800	$903,156
1.00%, 03/30/29(a)	EUR600	660,558
1.38%, 02/28/33(a)	EUR100	104,388
2.38%, 04/04/28(a)	EUR1,300	1,501,654
3.00%, 02/20/30(a)	EUR600	705,635
3.00%, 01/31/31(a)	EUR600	703,954
3.00%, 04/12/34(a)	EUR900	1,046,843
Oma Saastopankki Oyj, 3.50%, 01/15/29	EUR1,000	1,185,446
OP Corporate Bank PLC
0.63%, 07/27/27(a)	EUR800	894,033
2.88%, 11/27/29(a)	EUR300	348,989
3.63%, 01/28/35, (5-year EURIBOR ICE Sw1.35%)(a)(b)	EUR200	233,293
4.00%, 06/13/28(a)	EUR400	478,334
OP Mortgage Bank
0.00%, 11/19/30(a)	EUR500	505,955
0.63%, 02/15/29(a)	EUR700	760,849
2.50%, 10/03/29(a)	EUR1,000	1,153,236
2.63%, 07/09/30(a)	EUR800	924,812
3.00%, 07/17/31(a)	EUR200	233,928
Sampo OYJ
2.25%, 09/27/30(a)	EUR350	401,413
2.50%, 09/03/52, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR200	214,759
3.38%, 05/23/49, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR110	127,143
SATO OYJ, 1.38%, 02/24/28(a)	EUR100	112,288
S-Pankki Oyj, 3.00%, 04/16/30	EUR1,000	1,168,604
SP-Kiinnitysluottopankki Oyj, 3.25%, 05/02/31	EUR300	354,306
SP-Kiinnitysluottopankki OYJ, 3.13%, 11/01/27	EUR300	350,991
Stora Enso Oyj, 4.25%, 09/01/29(a)	EUR200	239,795
Stora Enso OYJ, 2.50%, 03/21/28(a)	EUR200	230,467
Teollisuuden Voima Oyj, 4.25%, 05/22/31(a)	EUR450	544,680
Teollisuuden Voima OYJ, 2.63%, 03/31/27(a)	EUR294	339,307
Tornator OYJ, 3.75%, 10/17/31(a)	EUR100	117,573
Transmission Finance DAC, 0.38%, 06/18/28(a)	EUR100	108,551
UPM-Kymmene Oyj, 3.38%, 08/29/34(a)	EUR200	228,801
UPM-Kymmene OYJ, 2.25%, 05/23/29(a)	EUR300	339,907
		32,630,437
France — 2.8%
Abertis France SAS
1.48%, 01/18/31(a)	EUR100	105,951
1.63%, 09/18/29(a)	EUR500	547,327
3.38%, 04/21/29(a)	EUR300	350,746
Accor SA, 3.50%, 03/04/33(a)	EUR500	572,169
Aeroports de Paris SA
2.13%, 10/11/38(a)	EUR200	193,467
2.75%, 06/05/28(a)	EUR1,100	1,276,947
2.75%, 04/02/30(a)	EUR1,300	1,489,697
3.50%, 03/20/33(a)	EUR500	583,478
Air Liquide Finance SA
0.63%, 06/20/30(a)	EUR700	733,747
2.88%, 09/16/32(a)	EUR200	229,038
3.50%, 03/21/35(a)	EUR400	469,004
Airbus SE
0.88%, 05/13/26(a)	EUR200	229,065
1.38%, 05/13/31(a)	EUR200	214,639
1.63%, 06/09/30(a)	EUR200	220,655
2.00%, 04/07/28(a)	EUR300	344,313
2.38%, 04/07/32(a)	EUR380	428,432

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
2.38%, 06/09/40(a)	EUR300	$294,380
Alstom SA, 0.00%, 01/11/29(a)	EUR700	742,351
Altarea SCA
1.75%, 01/16/30(a)	EUR200	214,390
1.88%, 01/17/28(a)	EUR100	112,996
Altrad Investment Authority SAS
3.70%, 06/23/29(a)	EUR100	116,499
4.43%, 06/23/32(a)	EUR400	469,791
APRR SA
1.25%, 01/06/27(a)	EUR600	683,196
1.25%, 01/14/27(a)	EUR1,000	1,138,271
1.63%, 01/13/32(a)	EUR300	318,124
1.88%, 01/03/29(a)	EUR400	451,302
2.88%, 01/14/31(a)	EUR200	229,944
3.13%, 01/06/34(a)	EUR300	339,632
Arkea Home Loans SFH SA
0.00%, 10/04/30(a)	EUR200	201,900
0.75%, 10/05/27(a)	EUR200	223,729
3.00%, 03/30/27(a)	EUR300	349,353
3.25%, 08/01/33(a)	EUR400	467,015
Arkea Public Sector SCF SA
0.13%, 01/15/30(a)	EUR400	415,268
3.00%, 01/27/32(a)	EUR1,000	1,161,537
3.23%, 07/02/35(a)	EUR500	578,026
3.25%, 01/10/31(a)	EUR900	1,061,280
Arkema SA
0.75%, 12/03/29(a)	EUR500	532,640
1.50%, 04/20/27(a)	EUR500	568,915
4.25%, , (5-year EURIBOR ICE Sw1.99%)(a)(b)(d)	EUR100	115,202
4.80%, , (5-year EURIBOR ICE Swap + 2.03%)(a)(b)(d)	EUR400	473,772
Arval Service Lease SA/France, 4.75%, 05/22/27(a)	EUR1,100	1,305,646
Autoroutes du Sud de la France SA
1.38%, 06/27/28(a)	EUR400	449,514
1.38%, 02/21/31(a)	EUR1,000	1,063,091
2.75%, 09/02/32(a)	EUR600	672,395
2.75%, 09/02/32(a)	EUR400	448,263
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)	EUR300	312,034
AXA SA
1.38%, 10/07/41, (3-mo. EURIBOR + 2.40%)(a)(b)	EUR300	311,414
1.88%, 07/10/42, (3-mo. EURIBOR2.6%)(a)(b)	EUR300	311,232
3.25%, 05/28/49, (3-mo. EURIBOR3.23.2%)(a)(b)	EUR850	984,677
3.38%, 05/31/34(a)	EUR300	349,065
3.75%, 10/12/30(a)	EUR500	604,252
4.25%, 03/10/43, (3-mo. EURIBOR3.63.6%)(a)(b)	EUR300	356,077
4.38%, 07/24/55, (3-mo. EURIBOR + 2.90%)(a)(b)	EUR400	473,110
5.50%, 07/11/43, (3-mo. EURIBOR + 3.60%)(a)(b)	EUR500	636,618
Ayvens SA
1.25%, 03/02/26(a)	EUR400	459,619
3.25%, 02/19/30(a)	EUR100	116,711
3.88%, 01/24/28(a)	EUR500	591,502
3.88%, 07/16/29(a)	EUR100	119,550
4.00%, 01/24/31(a)	EUR300	361,542
Security	Par (000)	Value
France (continued)
4.88%, 10/06/28(a)	EUR200	$244,720
Banque Federative du Credit Mutuel SA
0.10%, 10/08/27(a)	EUR400	441,457
0.25%, 06/29/28(a)	EUR700	761,681
0.63%, 11/03/28(a)	EUR600	650,685
0.63%, 02/21/31(a)	EUR800	807,912
0.75%, 01/17/30(a)	EUR700	738,303
1.50%, 10/07/26(a)	GBP100	128,323
1.63%, 01/19/26(a)	EUR200	230,276
1.63%, 11/15/27(a)	EUR500	563,041
1.75%, 03/15/29(a)	EUR300	334,209
1.88%, 11/04/26(a)	EUR100	114,512
1.88%, 06/18/29(a)	EUR500	552,539
2.63%, 11/06/29(a)	EUR1,200	1,369,144
3.00%, 05/07/30(a)	EUR100	115,680
3.25%, 10/17/31(a)	EUR900	1,044,841
3.38%, 06/10/32(a)	EUR200	232,709
3.50%, 05/15/31(a)	EUR300	353,760
3.50%, 05/07/35(a)	EUR200	229,836
3.63%, 09/14/32(a)	EUR600	708,068
3.63%, 03/07/35(a)	EUR700	806,348
3.75%, 02/03/34(a)	EUR200	236,508
3.88%, 06/16/32, (5-year EUR Swap + 2.22.2%)(a)(b)	EUR300	350,888
4.00%, 01/15/35, (5-year EURIBOR ICE Sw1.75%)(a)(b)	EUR500	587,320
4.38%, 05/02/30(a)	EUR300	364,767
4.38%, 01/11/34(a)	EUR1,000	1,193,072
4.75%, 11/10/31(a)	EUR100	124,303
5.00%, 10/22/29(a)	GBP800	1,069,789
5.25%, 09/10/31(a)	GBP100	135,123
BNP Paribas Home Loan SFH SA, 3.00%, 01/31/30(a)	EUR900	1,053,828
BNP Paribas SA
0.50%, 02/19/28, (3-mo. EURIBOR0.730.73%)(a)(b)	EUR800	898,030
0.50%, 05/30/28, (3-mo. EURIBOR0.68%)(a)(b)	EUR400	446,452
0.50%, 01/19/30, (3-mo. EURIBOR0.83%)(a)(b)	EUR900	961,923
0.63%, 12/03/32(a)	EUR1,500	1,430,274
0.88%, 08/31/33, (5-year EUR Swap + 1.17%)(a)(b)	EUR800	864,072
1.13%, 04/17/29, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR800	887,199
1.13%, 01/15/32, (5-year EUR Swap + 1.20)(a)(b)	EUR500	564,426
1.25%, 07/13/31(a)	GBP700	757,095
1.38%, 05/28/29(a)	EUR1,100	1,203,976
1.88%, 12/14/27(a)	GBP600	748,059
2.00%, 09/13/36(a)	GBP800	760,717
2.54%, 07/13/29(b)	CAD200	139,714
2.75%, 01/27/26(a)	EUR200	230,658
2.88%, 10/01/26(a)	EUR480	554,603
2.88%, 05/06/30, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR200	231,062
3.49%, 09/17/33, (3-mo. EURIBOR1.051.05%)(a)(b)	EUR200	230,679
3.58%, 01/15/31, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR400	470,040
3.63%, 09/01/29(a)	EUR700	827,624
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.78%, 01/19/36, (5-year EURIBOR ICE Sw1.55%)(a)(b)	EUR100	$115,398
3.95%, 02/18/37, (5-year EUR Swap + 1.65%)(a)(b)	EUR600	696,583
3.98%, 05/06/36, (3-mo. EURIBOR1.51.5%)(a)(b)	EUR500	587,834
4.04%, 01/10/32, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR500	598,809
4.10%, 02/13/34(a)	EUR600	717,427
4.13%, 09/26/32, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR400	487,031
4.13%, 05/24/33(a)	EUR500	610,682
4.16%, 08/28/34, (5-year EURIBOR ICE Sw1.7%)(a)(b)	EUR500	590,722
4.75%, 11/13/32, (3-mo. EURIBOR + 4.40%)(a)(b)	EUR300	371,493
6.20%, 12/03/36, (3-month BB Swap + 2.00%)(a)(b)	AUD200	133,705
Bouygues SA
1.38%, 06/07/27(a)	EUR1,100	1,249,094
3.25%, 06/30/37(a)	EUR500	559,152
3.88%, 07/17/31(a)	EUR200	240,297
4.63%, 06/07/32(a)	EUR400	498,751
5.38%, 06/30/42(a)	EUR300	390,450
BPCE SA
0.50%, 02/24/27(a)	EUR800	899,351
0.50%, 01/14/28, (3-mo. EURIBOR0.7%)(a)(b)	EUR900	1,013,426
1.00%, 01/14/32(a)	EUR700	703,782
1.63%, 03/02/29, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR600	675,652
1.75%, 02/02/34, (5-year EUR Swap + 1.57%)(a)(b)	EUR400	439,720
3.63%, 10/01/33, (3-mo. EURIBOR1.21.2%)(a)(b)	EUR100	115,991
3.88%, 01/11/29(a)	EUR900	1,070,133
3.88%, 01/25/36(a)	EUR400	473,205
3.88%, 02/26/36, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR400	465,349
4.00%, 01/20/34, (3-mo. EURIBOR + 1.47%)(a)(b)	EUR1,300	1,538,570
4.50%, 01/13/33(a)	EUR900	1,104,124
4.63%, 03/02/30, (1-day SONIA + 2.12%)(a)(b)	EUR900	1,094,520
5.13%, 01/25/35, (5-year EUR Swap + 2.50%)(a)(b)	EUR500	612,186
5.25%, 04/16/29(a)	GBP900	1,186,918
BPCE SFH SA
0.00%, 11/08/26(a)	EUR400	451,378
0.00%, 11/10/27(a)	EUR300	330,437
0.00%, 03/23/28(a)	EUR100	109,124
0.00%, 05/27/30(a)	EUR500	511,365
0.00%, 03/18/31(a)	EUR300	298,073
0.13%, 12/03/30(a)	EUR1,000	1,012,947
0.38%, 03/18/41(a)	EUR200	143,751
0.50%, 01/23/35(a)	EUR400	363,572
0.63%, 09/22/27(a)	EUR400	447,410
0.63%, 05/29/31(a)	EUR400	409,577
0.75%, 02/23/29(a)	EUR600	653,989
0.88%, 04/13/28(a)	EUR700	778,792
1.00%, 06/08/29(a)	EUR200	218,485
Security	Par (000)	Value
France (continued)
1.13%, 04/12/30(a)	EUR800	$864,052
2.75%, 02/12/30(a)	EUR400	463,868
3.00%, 10/17/29(a)	EUR600	702,961
3.00%, 03/24/32(a)	EUR1,100	1,275,187
3.13%, 07/20/27(a)	EUR1,100	1,286,708
3.13%, 01/24/28(a)	EUR800	938,295
3.13%, 05/22/34(a)	EUR700	808,975
3.25%, 04/12/28(a)	EUR500	588,430
3.25%, 06/26/35(a)	EUR500	578,348
3.38%, 06/27/33(a)	EUR300	354,333
Series ., 2.63%, Series ., 07/24/30(a)	EUR300	345,085
Bureau Veritas SA, 3.50%, 05/22/36(a)	EUR300	344,825
Caisse de Refinancement de l'Habitat SA
0.00%, 02/07/28(a)	EUR400	437,583
0.00%, 10/08/29(a)	EUR500	522,103
0.13%, 04/30/27(a)	EUR400	446,925
2.63%, 06/20/30(a)	EUR500	576,130
2.75%, 02/20/32(a)	EUR1,100	1,259,029
3.00%, 01/12/34(a)	EUR900	1,028,012
3.13%, 02/23/33(a)	EUR800	927,641
3.38%, 06/28/32(a)	EUR400	473,349
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR300	350,497
4.38%, 05/26/35(a)	EUR200	234,749
6.00%, 01/23/27	EUR400	478,767
Capgemini SE
1.13%, 06/23/30(a)	EUR200	212,774
2.00%, 04/15/29(a)	EUR400	451,212
2.38%, 04/15/32(a)	EUR500	549,915
2.50%, 09/25/28(a)	EUR200	230,451
3.13%, 09/25/31(a)	EUR400	460,638
3.50%, 09/25/34(a)	EUR500	574,514
Carmila SA, 1.63%, 04/01/29(a)	EUR300	331,911
Carrefour SA
1.00%, 05/17/27(a)	EUR600	678,317
1.75%, 05/04/26(a)	EUR200	229,896
2.38%, 10/30/29(a)	EUR500	568,267
3.25%, 06/24/30(a)	EUR300	349,296
3.63%, 10/17/32(a)	EUR200	234,236
3.75%, 05/24/33(a)	EUR300	349,410
CCF SFH SACA
0.75%, 03/22/27(a)	EUR200	225,665
2.50%, 06/28/28(a)	EUR300	346,019
Cie de Financement Foncier SA
2.63%, 03/05/30(a)	EUR1,300	1,497,785
3.00%, 03/05/35(a)	EUR700	793,145
3.13%, 06/06/30(a)	EUR1,000	1,175,274
3.13%, 05/28/34(a)	EUR300	345,094
3.63%, 01/16/29(a)	EUR500	596,542
Cie de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR100	109,086
3.38%, 04/08/30(a)	EUR500	589,183
3.50%, 04/04/33(a)	EUR300	349,893
3.63%, 04/08/34(a)	EUR400	468,149
3.63%, 08/09/36(a)	EUR100	115,291
3.88%, 11/29/30(a)	EUR100	120,283
Cie Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR100	114,095
3.13%, 05/16/31(a)	EUR200	233,231
3.38%, 05/16/36(a)	EUR200	227,372

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Cie. de Financement Foncier SA
0.00%, 04/16/29(a)	EUR700	$740,226
0.00%, 09/25/30(a)	EUR400	404,081
0.00%, 10/29/35(a)	EUR300	249,166
0.23%, 09/14/26(a)	EUR500	566,765
0.75%, 01/11/28(a)	EUR300	333,999
0.88%, 09/11/28(a)	EUR500	551,635
1.25%, 11/15/32(a)	EUR400	410,017
2.38%, 03/15/30(a)	EUR200	227,873
3.38%, 09/16/31(a)	EUR1,200	1,419,148
Cie. de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR400	436,343
2.13%, 06/10/28(a)	EUR600	685,874
4.63%, 10/09/29(a)	GBP200	265,597
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR100	114,095
1.75%, 09/03/30(a)	EUR400	439,228
2.50%, 09/03/38(a)	EUR300	304,578
CNP Assurances SA
1.25%, 01/27/29(a)	EUR200	219,045
2.50%, 06/30/51, (3-mo. EURIBOR + 3.65%)(a)(b)	EUR800	876,550
2.75%, 02/05/29	EUR800	919,670
Coentreprise de Transport d'Electricite SA
1.50%, 07/29/28(a)	EUR900	1,005,487
3.75%, 01/17/36(a)	EUR200	231,310
Covivio Hotels SACA, 4.13%, 05/23/33(a)	EUR300	355,667
Covivio SA/France
1.50%, 06/21/27(a)	EUR600	681,953
1.63%, 06/23/30(a)	EUR600	650,773
4.63%, 06/05/32(a)	EUR400	490,740
Credit Agricole Assurances SA
1.50%, 10/06/31(a)	EUR300	309,779
2.00%, 07/17/30(a)	EUR300	327,757
4.50%, 12/17/34(a)	EUR400	480,937
4.75%, 09/27/48, (5-year EUR Swap + 5.35%)(a)(b)	EUR300	361,582
5.88%, 10/25/33(a)	EUR100	130,567
Credit Agricole Home Loan SFH SA
0.00%, 04/12/28(a)	EUR500	544,528
0.00%, 11/03/31(a)	EUR800	779,249
0.05%, 12/06/29(a)	EUR700	728,509
0.38%, 02/01/33(a)	EUR700	670,972
0.75%, 05/05/27(a)	EUR1,100	1,240,303
0.88%, 08/31/27(a)	EUR600	674,535
0.88%, 05/06/34	EUR200	192,346
1.38%, 02/03/32(a)	EUR200	211,107
1.50%, 02/03/37(a)	EUR500	474,124
1.50%, 09/28/38(a)	EUR300	274,949
1.63%, 05/31/30	EUR1,200	1,324,149
2.13%, 01/07/30(a)	EUR300	339,405
3.00%, 07/09/32(a)	EUR100	116,025
3.00%, 08/29/33(a)	EUR500	578,081
3.13%, 08/16/29(a)	EUR400	470,968
3.13%, 10/18/30(a)	EUR1,200	1,412,629
3.25%, 09/28/32(a)	EUR700	822,592
3.25%, 06/08/33(a)	EUR200	234,466
Credit Agricole Italia SpA
0.25%, 01/17/28(a)	EUR300	329,678
1.00%, 01/17/45(a)	EUR200	141,856
Security	Par (000)	Value
France (continued)
3.25%, 02/15/34(a)	EUR1,000	$1,158,012
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28	EUR300	322,826
0.63%, 03/29/29	EUR500	541,681
0.88%, 08/02/27	EUR100	112,509
2.63%, 12/11/30(a)	EUR800	918,871
3.00%, 06/14/30(a)	EUR500	585,081
Credit Agricole SA
0.63%, 01/12/28, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR400	451,414
0.88%, 01/14/32(a)	EUR200	201,375
1.00%, 07/03/29(a)	EUR600	652,733
1.13%, 02/24/29(a)	EUR1,000	1,100,301
1.13%, 07/12/32(a)	EUR300	302,119
1.38%, 05/03/27(a)	EUR1,000	1,136,860
2.00%, 03/25/29(a)	EUR800	892,333
2.50%, 04/22/34(a)	EUR200	213,639
2.63%, 03/17/27(a)	EUR800	922,508
3.13%, 01/26/29, (3-mo. EURIBOR0.850.85%)(a)(b)	EUR1,000	1,164,943
3.13%, 02/26/32(a)	EUR1,600	1,848,000
3.50%, 09/26/34(a)	EUR300	344,713
3.75%, 01/22/34(a)	EUR500	591,456
3.75%, 05/27/35(a)	EUR100	116,454
3.88%, 04/20/31(a)	EUR800	963,698
4.00%, 01/18/33(a)	EUR400	484,610
4.13%, 03/07/30(a)	EUR500	608,321
4.13%, 03/18/35, (5-year EURIBOR ICE Sw1.65%)(a)(b)	EUR900	1,061,689
4.38%, 04/15/36, (5-year EURIBOR ICE Sw1.7%)(a)(b)	EUR400	476,666
5.41%, 01/18/29(a)	AUD300	201,305
5.50%, 07/31/32, (1-year UK Government Bond + 1.20%)(a)(b)	GBP200	270,091
5.75%, 11/09/34, (5-year UK Government Bond + 1.95%)(a)(b)	GBP500	670,139
6.38%, 06/14/31, (1-year UK Government Bond + 2.18%)(a)(b)	GBP300	418,514
Series 2, 0.84%, 06/09/27(a)	JPY100,000	641,581
Series MPLE, 4.19%, Series MPLE, 10/15/35(b)	CAD300	214,655
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR400	423,342
1.13%, 05/23/29(a)	EUR300	327,613
1.25%, 06/11/29, (3-mo. EURIBOR1.5%)(a)(b)	EUR300	333,094
3.31%, 05/06/32(a)	EUR200	232,776
3.31%, 10/25/34(a)	EUR100	115,027
3.38%, 09/19/27(a)	EUR600	703,556
3.38%, 03/11/31(a)	EUR500	575,481
3.63%, 10/03/33(a)	EUR800	940,629
4.25%, 12/01/32(a)	EUR400	489,828
Credit Mutuel Home Loan SFH SA
0.00%, 07/20/28(a)	EUR900	972,793
0.00%, 05/06/31(a)	EUR500	494,954
0.13%, 01/28/30(a)	EUR400	415,733
0.63%, 03/04/27(a)	EUR400	451,759
0.75%, 09/15/27(a)	EUR400	448,300
1.00%, 04/30/28(a)	EUR700	779,881
1.00%, 01/30/29(a)	EUR400	440,240
2.75%, 12/08/27(a)	EUR400	464,891
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.00%, 11/28/30(a)	EUR800	$935,055
3.00%, 07/29/32(a)	EUR1,100	1,275,018
3.13%, 06/22/27(a)	EUR900	1,052,370
3.13%, 06/06/35	EUR200	228,814
Crelan Home Loan SCF, 1.38%, 04/18/33(a)	EUR300	306,128
Danone SA
3.07%, 09/07/32(a)	EUR300	344,988
3.20%, 09/12/31(a)	EUR300	350,787
3.44%, 04/07/33(a)	EUR100	116,876
3.47%, 05/22/31(a)	EUR700	827,229
3.48%, 05/03/30(a)	EUR1,000	1,185,563
Dassault Systemes SE, 0.13%, 09/16/26(a)	EUR600	678,126
Dexia SA
0.00%, 01/21/28(a)	EUR500	547,780
2.75%, 01/18/29(a)	EUR500	579,491
3.13%, 06/01/28(a)	EUR800	937,644
4.13%, 07/22/27(a)	GBP600	788,855
Edenred SE
1.38%, 06/18/29(a)	EUR800	880,004
3.63%, 08/05/32(a)	EUR300	350,136
Electricite de France SA
1.00%, 11/29/33(a)	EUR400	380,095
2.00%, 12/09/49(a)	EUR500	353,263
4.00%, 05/07/37(a)	EUR300	348,733
4.38%, 10/12/29(a)	EUR1,200	1,459,910
4.50%, 11/12/40(a)	EUR400	477,096
4.63%, 04/26/30(a)	EUR1,050	1,298,984
4.63%, 05/07/45(a)	EUR600	687,735
4.75%, 10/12/34(a)	EUR800	997,092
4.75%, 06/17/44(a)	EUR600	702,057
5.13%, 09/22/50(a)	GBP500	549,266
5.23%, 02/06/55	CAD200	138,571
5.50%, 01/25/35(a)	GBP300	392,529
5.50%, 01/25/35(a)	GBP500	654,215
5.50%, 03/27/37(a)	GBP400	508,491
5.50%, 10/17/41(a)	GBP300	366,127
5.63%, 01/25/53(a)	GBP200	232,296
5.88%, 07/18/31	GBP824	1,137,988
6.13%, 06/02/34(a)	GBP400	548,845
Series MPLE, 5.38%, Series MPLE, 05/17/34	CAD200	151,472
Elis SA
1.63%, 04/03/28(a)	EUR100	112,273
2.88%, 02/15/26(a)	EUR100	115,295
4.13%, 05/24/27(a)	EUR300	353,161
Engie SA
1.25%, 10/24/41(a)	EUR200	152,288
1.25%, 10/24/41(a)	EUR100	76,144
1.38%, 06/22/28(a)	EUR500	561,121
1.38%, 02/28/29(a)	EUR600	663,619
1.38%, 06/21/39(a)	EUR200	167,795
1.38%, 06/21/39(a)	EUR100	83,898
1.50%, 03/13/35(a)	EUR300	290,444
1.50%, (5-year EUR Swap + 1.80.84)(a)(b)(d)	EUR300	334,300
3.25%, 01/11/32(a)	EUR1,500	1,734,709
3.50%, 09/27/29(a)	EUR500	592,282
3.63%, 03/06/31(a)	EUR100	118,565
3.88%, 01/06/31(a)	EUR400	479,572
3.88%, 12/06/33(a)	EUR400	476,986
3.88%, 03/06/36(a)	EUR100	117,218
3.88%, 09/11/37(a)	EUR900	1,044,966
Security	Par (000)	Value
France (continued)
4.25%, 09/06/34(a)	EUR600	$725,324
4.25%, 01/11/43(a)	EUR200	227,679
4.50%, 09/06/42(a)	EUR700	825,912
5.00%, 10/01/60(a)	GBP250	275,283
5.13%, (5-year EURIBOR ICE Sw2.37%)(a)(b)(d)	EUR300	369,134
5.63%, 04/03/53(a)	GBP500	605,255
5.75%, 10/28/50(a)	GBP100	124,373
5.95%, 03/16/2111(a)	EUR50	76,123
7.00%, 10/30/28	GBP650	917,536
EssilorLuxottica SA
0.38%, 01/05/26(a)	EUR300	344,715
0.38%, 11/27/27(a)	EUR800	888,232
0.75%, 11/27/31(a)	EUR400	407,947
2.63%, 01/10/30(a)	EUR300	345,182
2.88%, 03/05/29(a)	EUR700	815,651
Gecina SA
0.88%, 01/25/33(a)	EUR200	195,031
0.88%, 06/30/36(a)	EUR300	263,418
1.00%, 01/30/29(a)	EUR100	109,488
1.38%, 06/30/27(a)	EUR600	680,249
1.38%, 01/26/28(a)	EUR200	225,123
1.63%, 05/29/34(a)	EUR500	499,696
GELF Bond Issuer I SA, 1.13%, 07/18/29(a)	EUR650	700,753
Groupe des Assurances du Credit Mutuel SADIR
1.85%, 04/21/42, (3-mo. EURIBOR2.65%)(a)(b)	EUR300	307,551
3.75%, 04/30/29(a)	EUR500	591,794
5.00%, 10/30/44, (3-mo. EURIBOR + 3.25%)(a)(b)	EUR100	121,555
ICADE
0.63%, 01/18/31(a)	EUR300	298,410
1.00%, 01/19/30(a)	EUR300	314,543
1.13%, 11/17/25(a)	EUR200	230,402
4.38%, 05/22/35(a)	EUR100	115,552
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR200	166,816
0.68%, 11/24/36(a)	EUR200	168,505
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR300	284,159
Imerys SA, 1.50%, 01/15/27(a)	EUR900	1,021,287
Indigo Group SAS, 1.63%, 04/19/28(a)	EUR200	224,978
In'li SA, 1.13%, 07/02/29(a)	EUR400	430,337
ITM Entreprises SASU, Series 0, 4.13%, Series 0, 01/29/30(a)	EUR100	119,012
JCDecaux SE
1.63%, 02/07/30(a)	EUR200	218,496
5.00%, 01/11/29(a)	EUR500	611,572
Kering SA
0.75%, 05/13/28(a)	EUR1,000	1,104,696
3.13%, 11/27/29(a)	EUR300	349,509
3.38%, 03/11/32(a)	EUR300	348,911
3.38%, 02/27/33(a)	EUR200	230,808
3.63%, 09/05/31(a)	EUR400	473,049
3.63%, 11/21/34(a)	EUR300	347,492
3.63%, 03/11/36(a)	EUR100	113,852
3.88%, 09/05/35(a)	EUR500	584,673
Klepierre SA
0.63%, 07/01/30(a)	EUR500	520,541
0.88%, 02/17/31(a)	EUR300	312,269
2.00%, 05/12/29(a)	EUR500	560,835

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.88%, 09/23/33(a)	EUR300	$357,637
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)	EUR300	312,569
0.63%, 06/23/27(a)	EUR250	280,742
1.00%, 10/04/28(a)	EUR300	332,153
1.63%, 05/12/30(a)	EUR700	771,750
2.75%, 10/30/30(a)	EUR400	462,781
2.75%, 06/12/32(a)	EUR500	573,958
3.13%, 02/19/29(a)	EUR400	469,717
3.13%, 01/29/34(a)	EUR1,300	1,507,665
La Banque Postale SA
0.75%, 06/23/31(a)	EUR400	404,242
2.00%, 07/13/28(a)	EUR400	454,193
4.00%, 05/03/28(a)	EUR1,100	1,308,175
5.50%, 03/05/34, (5-year EUR Swap + 2.85%)(a)(b)	EUR1,000	1,227,180
5.63%, 09/21/28, (1-year UK Government Bond + 2.60%)(a)(b)	GBP500	668,189
La Francaise des Jeux SACA
3.00%, 11/21/30(a)	EUR200	230,347
3.38%, 11/21/33(a)	EUR100	114,804
3.63%, 11/21/36(a)	EUR100	114,849
La Mondiale SAM, 2.13%, 06/23/31(a)	EUR100	108,618
La Poste SA
0.38%, 09/17/27(a)	EUR1,200	1,338,140
1.00%, 09/17/34(a)	EUR900	847,194
1.38%, 04/21/32(a)	EUR1,300	1,345,829
2.63%, 09/14/28(a)	EUR200	230,991
4.00%, 06/12/35(a)	EUR100	120,389
Legrand SA
0.63%, 06/24/28(a)	EUR1,300	1,430,024
1.00%, 03/06/26(a)	EUR300	344,506
3.50%, 06/26/34(a)	EUR300	351,784
3.63%, 03/19/35(a)	EUR200	235,923
L'Oreal SA
2.88%, 11/06/31(a)	EUR300	347,772
3.38%, 11/23/29(a)	EUR200	237,654
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28(a)	EUR500	549,678
0.13%, 02/11/28(a)	EUR300	329,807
1.13%, 02/11/27(a)	GBP600	761,094
2.63%, 03/07/29(a)	EUR100	115,869
3.00%, 03/07/32(a)	EUR500	581,167
3.13%, 11/07/32(a)	EUR300	350,950
3.50%, 09/07/33(a)	EUR700	834,401
Malakoff Humanis Prevoyance, 4.50%, 06/20/35(a)	EUR200	236,909
Mercialys SA, 4.00%, 06/04/32(a)	EUR200	233,831
MMB SCF SACA, 0.00%, 09/20/31(a)	EUR400	388,223
MMS USA Holdings Inc., 1.75%, 06/13/31(a)	EUR300	323,387
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52, (3-mo. EURIBOR + 3.44%)(a)(b)	EUR900	918,820
Mutuelle Assurance Travailleur Mutualiste SAM, 4.63%, 02/23/36(a)	EUR200	240,037
Nerval SAS Co., 2.88%, 04/14/32(a)	EUR200	221,508
Orange SA
0.88%, 02/03/27(a)	EUR600	679,310
1.38%, 03/20/28(a)	EUR700	787,592
1.38%, 09/04/49(a)	EUR300	217,802
Security	Par (000)	Value
France (continued)
1.50%, 09/09/27(a)	EUR200	$226,708
1.75%, (5-year EUR Swap + 2.10%)(a)(b)(d)	EUR900	995,599
2.75%, 05/19/29(a)	EUR500	579,083
3.25%, 01/15/32(a)	GBP100	121,912
3.50%, 05/19/35(a)	EUR400	464,049
3.75%, 09/04/37(a)	EUR400	466,242
3.88%, , (5-year EURIBOR ICE Swap + 1.64%)(a)(b)(d)	EUR100	114,701
4.50%, (5-year EURIBOR ICE Sw2.03%)(a)(b)(d)	EUR200	239,983
5.38%, 11/22/50(a)	GBP250	304,461
5.38%, (5-year EUR Swap + 2.62.66%)(a)(b)(d)	EUR400	495,664
8.13%, 01/28/33	EUR1,045	1,584,492
Orano SA, 2.75%, 03/08/28(a)	EUR800	920,042
Pernod Ricard SA
0.50%, 10/24/27(a)	EUR400	444,206
1.38%, 04/07/29(a)	EUR500	551,173
1.75%, 04/08/30(a)	EUR300	330,399
3.25%, 03/03/32(a)	EUR200	230,804
3.63%, 05/07/34(a)	EUR300	348,939
3.75%, 09/15/33(a)	EUR500	590,665
Praemia Healthcare SACA, 0.88%, 11/04/29(a)	EUR300	317,615
Publicis Groupe SA, 3.38%, 06/12/32(a)	EUR100	115,963
RCI Banque SA
1.13%, 01/15/27(a)	EUR1,050	1,189,699
3.38%, 07/26/29(a)	EUR500	581,046
3.38%, 06/06/30(a)	EUR375	434,114
3.75%, 10/04/27(a)	EUR850	995,281
3.88%, 09/30/30(a)	EUR100	117,972
4.13%, 04/04/31(a)	EUR350	415,580
4.88%, 10/02/29(a)	EUR500	610,552
Regie Autonome des Transports Parisiens EPIC, 0.88%, 05/25/27(a)	EUR400	451,400
Roquette Freres SA, 3.77%, 11/25/31(a)	EUR200	231,567
RTE Reseau de Transport d'Electricite SADIR
0.00%, 09/09/27(a)	EUR600	662,414
0.75%, 01/12/34(a)	EUR500	466,673
1.13%, 09/09/49(a)	EUR200	120,790
1.13%, 09/09/49(a)	EUR600	362,371
2.13%, 09/27/38(a)	EUR200	191,250
3.50%, 12/07/31(a)	EUR800	946,536
3.50%, 10/02/36(a)	EUR200	227,171
3.75%, 04/30/44(a)	EUR200	219,483
4.00%, 07/08/45(a)	EUR200	226,525
Sanofi SA, 2.75%, 03/11/31(a)	EUR200	231,074
Schneider Electric SE, 3.00%, 09/03/30(a)	EUR500	584,418
SCOR SE, 4.52%, 09/10/55, (3-mo. EURIBOR2.82.8%)(b)	EUR700	827,318
SNCF Reseau
0.75%, 05/25/36(a)	EUR900	773,432
0.88%, 01/22/29(a)	EUR400	436,702
1.00%, 11/09/31(a)	EUR900	921,875
1.13%, 05/19/27(a)	EUR500	566,010
1.13%, 05/25/30(a)	EUR800	855,571
1.88%, 03/30/34(a)	EUR300	305,963
2.25%, 12/20/47(a)	EUR600	483,495
4.25%, 10/07/26(a)	EUR500	586,730
4.83%, 03/25/60	GBP360	405,101
5.25%, 12/07/28(a)	GBP150	202,927
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Societe Fonciere Lyonnaise SA, 1.50%, 06/05/27(a)	EUR500	$567,449
Societe Generale SA
0.50%, 06/12/29, (3-mo. EURIBOR0.95%)(a)(b)	EUR1,100	1,196,658
0.63%, 12/02/27, (3-mo. EURIBOR + 0.80%)(a)(b)	EUR400	452,081
0.75%, 01/25/27(a)	EUR1,000	1,129,288
0.88%, 07/01/26(a)	EUR100	114,284
1.25%, 06/12/30(a)	EUR700	746,110
2.13%, 09/27/28(a)	EUR1,000	1,137,040
3.38%, 05/14/30, (3-mo. EURIBOR1.371.37%)(a)(b)	EUR100	116,761
3.63%, 11/13/30, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR1,000	1,177,005
3.75%, 07/15/31, (3-mo. EURIBOR1.451.45%)(a)(b)	EUR1,000	1,180,074
3.75%, 05/17/35, (5-year EURIBOR ICE Swap + 1.65%)(a)(b)	EUR900	1,037,732
4.13%, 05/14/36, (3-mo. EURIBOR + 1.73%)(a)(b)	EUR100	118,459
4.25%, 12/06/30, (3-mo. EURIBOR1.81.8%)(a)(b)	EUR600	723,221
5.63%, 06/02/33(a)	EUR400	511,381
5.75%, 01/22/32, (3-mo. EURIBOR + 0.98%)(a)(b)	GBP400	540,945
Societe Generale SFH SA
0.00%, 12/02/26(a)	EUR500	563,306
0.00%, 02/11/30(a)	EUR600	619,117
0.00%, 02/05/31(a)	EUR100	99,793
0.75%, 10/18/27(a)	EUR400	447,565
0.75%, 01/19/28(a)	EUR500	556,727
1.38%, 05/05/28(a)	EUR600	674,483
1.75%, 05/05/34(a)	EUR300	311,205
3.13%, 02/24/32(a)	EUR600	700,294
3.13%, 02/01/36(a)	EUR550	626,782
Societe Nationale SNCF SACA, 1.50%, 02/02/29(a)	EUR300	333,799
Sodexo SA
1.00%, 07/17/28(a)	EUR400	444,611
2.50%, 06/24/26(a)	EUR150	173,052
Sogecap SA
5.00%, 04/03/45, (3-mo. EURIBOR3.73.7%)(a)(b)	EUR100	120,279
6.50%, 05/16/44, #N/A(a)(b)	EUR200	263,961
Suez SACA
1.88%, 05/24/27(a)	EUR100	113,980
2.88%, 05/24/34(a)	EUR200	217,023
4.50%, 11/13/33(a)	EUR300	367,149
4.63%, 11/03/28(a)	EUR500	605,721
5.00%, 11/03/32(a)	EUR300	378,115
6.63%, 10/05/43(a)	GBP200	277,982
TDF Infrastructure SASU, 4.13%, 10/23/31(a)	EUR200	235,185
Technip Energies NV, 1.13%, 05/28/28(a)	EUR300	332,235
Teleperformance SE
3.75%, 06/24/29(a)	EUR400	473,237
4.25%, 01/21/30(a)	EUR200	237,594
5.25%, 11/22/28(a)	EUR300	367,407
Terega SA, 4.00%, 09/17/34(a)	EUR300	352,347
Terega SASU, 0.63%, 02/27/28(a)	EUR200	219,744
Security	Par (000)	Value
France (continued)
Thales SA
0.25%, 01/29/27(a)	EUR300	$336,946
4.25%, 10/18/31(a)	EUR600	741,588
Tikehau Capital SCA
4.25%, 04/08/31(a)	EUR100	118,354
6.63%, 03/14/30(a)	EUR300	387,789
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR800	885,487
1.38%, 10/04/29(a)	EUR300	330,851
1.41%, 09/03/31(a)	GBP200	225,536
1.99%, 04/08/32(a)	EUR1,300	1,411,285
3.85%, 03/03/45(a)	EUR1,700	1,869,926
TotalEnergies SE
1.63%, (5-year EUR Swap + 1.99%)(a)(b)(d)	EUR500	559,799
2.00%, (5-year EUR Swap + 2.40.04)(a)(b)(d)	EUR700	755,093
3.25%, (5-year EUR Swap + 2.94%)(a)(b)(d)	EUR400	416,034
4.50%, , (5-year EUR Swap + 2.42.4%)(a)(b)(d)	EUR300	354,570
Transdev Group SA, 3.85%, 05/21/32(a)	EUR300	351,928
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32(a)	EUR200	195,855
0.88%, 03/29/32(a)	EUR200	195,855
1.38%, 12/04/31(a)	EUR200	204,886
1.38%, 05/25/33(a)	EUR100	98,363
1.50%, 02/22/28(a)	EUR550	621,688
1.75%, 02/27/34(a)	EUR300	297,374
2.00%, 06/29/32(a)	EUR400	419,644
2.00%, 04/28/36(a)	EUR300	289,786
2.25%, 05/14/38(a)	EUR200	193,644
2.63%, 04/09/30(a)	EUR200	228,593
3.50%, 09/11/29(a)	EUR1,000	1,175,574
3.88%, 09/11/34(a)	EUR200	232,156
4.13%, 12/11/30(a)	EUR100	120,758
Veolia Environnement SA
1.25%, 05/19/28(a)	EUR600	670,991
1.25%, 05/19/28(a)	EUR400	447,327
1.25%, 05/14/35(a)	EUR400	375,771
1.50%, 11/30/26(a)	EUR500	571,456
2.97%, 01/10/31(a)	EUR100	115,345
3.32%, 06/17/32(a)	EUR300	348,194
3.57%, 09/09/34(a)	EUR300	350,414
3.80%, 06/17/37(a)	EUR200	230,183
6.13%, 11/25/33	EUR465	639,071
Vinci SA
1.63%, 01/18/29(a)	EUR500	560,841
1.63%, 01/18/29(a)	EUR1,000	1,121,682
2.75%, 09/15/34(a)	GBP200	226,299
2.75%, 09/15/34(a)	GBP200	226,299
Wendel SE
1.00%, 06/01/31(a)	EUR400	407,028
3.75%, 08/11/33(a)	EUR100	115,784
Westfield America Management Ltd., 2.63%, 03/30/29(a)	GBP200	246,148
		303,601,952
Georgia — 0.1%
Commerzbank AG, 1.13%, 06/22/26(a)	EUR300	343,447
E.ON SE
3.13%, 03/05/30(a)	EUR250	293,712
3.88%, 09/05/38(a)	EUR250	292,090
Investitionsbank Berlin, 2.25%, 09/28/29(a)	EUR1,700	1,943,780

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Kreditanstalt fuer Wiederaufbau, 2.50%, 10/15/31(a)	EUR5,300	$6,100,827
Landesbank Baden-Wuerttemberg, 2.75%, 05/07/27(a)	EUR150	174,320
		9,148,176
Germany — 3.0%
Aareal Bank AG
0.00%, 08/03/26(a)	EUR700	794,008
0.13%, 02/01/30(a)	EUR1,100	1,146,413
0.75%, 04/18/28(a)	EUR400	440,432
adidas AG, 3.13%, 11/21/29(a)	EUR200	235,543
Allianz Finance II BV
0.00%, 11/22/26(a)	EUR1,000	1,128,036
0.50%, 01/14/31(a)	EUR400	414,228
0.88%, 01/15/26(a)	EUR500	575,121
1.38%, 04/21/31(a)	EUR200	215,945
3.25%, 12/04/29(a)	EUR100	118,714
Series 62, 4.50%, 03/13/43(a)	GBP400	468,767
Allianz SE
1.30%, 09/25/49, (3-mo. EURIBOR + 2.35%)(a)(b)	EUR300	322,701
3.10%, 07/06/47, (3-mo. EURIBOR3.353.35%)(a)(b)	EUR500	579,112
4.25%, 07/05/52, (1-year EUR Swap + 1.85%)(a)(b)	EUR300	357,948
4.43%, 07/25/55, (3-mo. EURIBOR + 2.75%)(a)(b)	EUR500	598,635
4.60%, 09/07/38, (3-mo. EURIBOR + 2.30%)(a)(b)	EUR200	240,364
4.85%, 07/26/54, #N/A(a)(b)	EUR300	369,948
5.82%, 07/25/53, (3-mo. EURIBOR + 3.65%)(a)(b)	EUR500	652,111
Amprion GmbH
3.00%, 12/05/29(a)	EUR400	464,560
3.45%, 09/22/27(a)	EUR300	350,943
3.88%, 06/05/36(a)	EUR300	354,597
3.97%, 09/22/32(a)	EUR900	1,084,766
4.00%, 05/21/44(a)	EUR300	338,509
Aroundtown SA
0.00%, 07/16/26(a)	EUR300	339,511
0.38%, 04/15/27(a)	EUR200	222,790
1.45%, 07/09/28(a)	EUR300	332,673
1.63%, 01/31/28(a)	EUR200	224,777
1.63%, 01/31/28(a)	EUR100	112,389
3.50%, 05/13/30(a)	EUR100	115,115
3.63%, 04/10/31(a)	GBP250	303,919
BASF SE
0.88%, 11/15/27(a)	EUR950	1,065,586
0.88%, 10/06/31(a)	EUR160	163,807
1.50%, 03/17/31(a)	EUR500	535,821
3.75%, 06/29/32(a)	EUR400	478,977
4.25%, 03/08/32(a)	EUR100	122,530
4.50%, 03/08/35(a)	EUR200	249,222
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR300	298,971
0.20%, 04/27/33(a)	EUR600	569,773
2.88%, 01/22/31	EUR500	584,036
Bayer AG
0.38%, 01/12/29(a)	EUR100	107,071
0.63%, 07/12/31(a)	EUR400	401,075
1.00%, 01/12/36(a)	EUR400	349,469
Security	Par (000)	Value
Germany (continued)
1.13%, 01/06/30(a)	EUR100	$107,087
1.38%, 07/06/32(a)	EUR600	612,450
4.00%, 08/26/26(a)	EUR600	699,771
4.25%, 08/26/29(a)	EUR300	362,815
4.63%, 05/26/33(a)	EUR300	370,336
Bayer Capital Corp. BV, 2.13%, 12/15/29(a)	EUR300	335,434
Bayerische Landesbank
0.05%, 04/30/31(a)	EUR400	401,546
0.75%, 01/20/26(a)	EUR230	264,350
0.75%, 01/19/28(a)	EUR700	781,750
1.38%, 11/22/32, (5-year EUR Swap + 1.40)(a)(b)	EUR1,100	1,232,252
2.50%, 06/28/32(a)	EUR750	853,516
2.75%, 05/28/32(a)	EUR200	231,408
3.13%, 10/19/27(a)	EUR900	1,057,410
3.63%, 08/04/32(a)	EUR1,100	1,298,724
4.38%, 09/21/28(a)	EUR300	361,530
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR100	113,392
2.38%, 05/07/30(a)	EUR300	343,828
2.88%, 02/28/31(a)	EUR980	1,146,111
Bertelsmann SE & Co. KGaA
3.38%, 10/28/33(a)	EUR300	342,811
3.50%, 05/29/29(a)	EUR400	472,689
BMW Finance NV
0.38%, 01/14/27(a)	EUR500	563,535
0.75%, 07/13/26(a)	EUR605	690,980
0.88%, 01/14/32(a)	EUR350	361,000
1.13%, 01/10/28(a)	EUR525	590,221
1.50%, 02/06/29(a)	EUR912	1,016,773
2.63%, 05/20/28(a)	EUR950	1,101,060
3.63%, 05/22/35(a)	EUR200	233,205
3.75%, 11/20/34(a)	EUR100	117,683
BMW International Investment BV, 3.50%, 11/17/32(a)	EUR1,150	1,349,720
BMW U.S. Capital LLC, 3.38%, 02/02/34(a)	EUR300	345,394
BSK 1818 AG, 4.13%, 11/21/28(a)	EUR300	356,253
Carlsberg Breweries A/S, 5.50%, 02/28/39(a)	GBP250	327,948
Commerzbank AG
0.25%, 01/12/32(a)	EUR350	348,612
0.63%, 08/24/27(a)	EUR600	672,564
0.88%, 01/22/27(a)	EUR700	792,436
0.88%, 04/18/28(a)	EUR900	1,003,770
1.25%, 01/09/34	EUR300	305,721
1.50%, 08/28/28(a)	EUR700	790,086
2.25%, 09/01/32(a)	EUR1,128	1,263,885
2.75%, 12/20/29(a)	EUR750	873,836
2.75%, 01/09/31(a)	EUR1,000	1,162,501
2.88%, 02/27/35(a)	EUR300	344,724
3.00%, 03/13/34(a)	EUR500	582,207
3.13%, 04/20/29(a)	EUR1,222	1,443,541
3.13%, 06/06/30, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR300	348,060
3.75%, 06/06/34, (3-mo. EURIBOR1.431.43%)(a)(b)	EUR500	586,112
3.88%, 10/15/35, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR200	235,612
4.00%, 03/23/26(a)	EUR200	231,744
4.00%, 03/30/27(a)	EUR100	117,444
4.00%, 07/16/32, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	239,675
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
4.13%, 02/20/37, (5-year EURIBOR ICE Sw1.95%)(a)(b)	EUR200	$235,720
4.13%, 06/30/37, (5-year EURIBOR ICE Sw1.83%)(a)(b)	EUR200	235,079
4.88%, 10/16/34, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR100	121,492
6.50%, 12/06/32, (5-year EURIBOR ICE Sw4.3%)(a)(b)	EUR200	245,726
6.75%, 10/05/33, (5-year EURIBOR ICE Swap + 3.70%)(a)(b)	EUR200	252,351
8.63%, 02/28/33, (5-year UK Government5.25%)(a)(b)	GBP100	141,170
Series 1061, 3.63%, Series 1061, 01/14/32, (3-mo. EURIBOR1.381.38%)(a)(b)	EUR200	236,018
Commerzbank Ag Subordinated, 1.38%, 12/29/31, (5-year EUR Swap + 1.73%)(a)(b)	EUR100	113,998
Continental AG
2.50%, 08/27/26	EUR450	519,303
3.50%, 10/01/29(a)	EUR700	827,819
Covestro AG, 0.88%, 02/03/26(a)	EUR350	401,901
Daimler Truck Finance Canada Inc.
4.54%, 09/27/29	CAD200	148,894
5.77%, 09/25/28	CAD200	152,872
Daimler Truck International Finance BV
1.63%, 04/06/27(a)	EUR300	342,078
3.00%, 11/27/29(a)	EUR200	232,688
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26(a)	CAD200	142,154
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR800	902,313
Deutsche Apotheker-Und Aerztebank eG
0.75%, 10/05/27	EUR700	782,809
0.75%, 07/05/28	EUR300	330,990
Deutsche Bahn AG
0.63%, 09/26/28(a)	EUR300	329,027
0.88%, 07/11/31(a)	EUR370	385,001
1.00%, 12/17/27	EUR1,100	1,235,307
1.38%, 04/16/40(a)	EUR550	478,828
1.88%, 05/24/30(a)	EUR200	224,235
2.75%, 03/19/29(a)	EUR300	350,362
3.25%, 05/19/33(a)	EUR200	237,276
3.38%, 01/29/38(a)	EUR1,130	1,300,291
4.00%, 11/23/43(a)	EUR870	1,041,242
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR400	416,910
0.25%, 08/31/28(a)	EUR522	567,479
0.50%, 06/09/26	EUR250	285,359
1.38%, 02/17/32, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR400	419,755
1.63%, 01/20/27(a)	EUR700	798,573
1.75%, 01/17/28(a)	EUR600	678,449
1.75%, 11/19/30, (3-mo. EURIBOR + 2.05%)(a)(b)	EUR500	548,567
2.63%, 08/13/28, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR100	115,213
2.63%, 06/30/37(a)	EUR700	762,110
3.00%, 06/16/29, (3-mo. EURIBOR1.051.05%)(a)(b)	EUR600	695,079
3.13%, 05/19/33(a)	EUR800	940,464
3.25%, 05/24/28, #N/A(a)(b)	EUR600	698,876
Security	Par (000)	Value
Germany (continued)
3.38%, 02/13/31, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	$233,003
3.75%, 01/15/30, (3-mo. EURIBOR + 1.25%)(a)(b)	EUR200	238,163
4.00%, 06/24/32, #N/A(a)(b)	EUR500	584,555
4.13%, 04/04/30, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR800	955,954
4.50%, 07/12/35, (1-day SONIA + 1.73%)(a)(b)	EUR400	490,237
5.00%, 02/26/29, (1-day SONIA + 1.14%)(a)(b)	GBP300	397,186
6.13%, 12/12/30, (5-year CMT + 4.38%)(a)(b)	GBP700	965,080
Deutsche Boerse AG
0.13%, 02/22/31(a)	EUR500	502,715
1.50%, 04/04/32(a)	EUR500	529,488
3.75%, 09/28/29(a)	EUR100	120,036
3.88%, 09/28/26(a)	EUR200	233,635
3.88%, 09/28/33(a)	EUR100	121,334
Deutsche Kreditbank AG
0.00%, 11/07/29(a)	EUR720	753,394
0.88%, 10/02/28(a)	EUR600	664,030
2.88%, 03/21/36(a)	EUR400	454,220
Series ., 3.25%, Series ., 06/12/45(a)	EUR500	566,276
Deutsche Lufthansa AG
3.75%, 02/11/28(a)	EUR600	705,346
4.00%, 05/21/30(a)	EUR300	361,039
4.13%, 09/03/32(a)	EUR100	121,236
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR700	767,392
0.63%, 08/30/27	EUR700	782,924
2.63%, 05/30/29(a)	EUR500	576,255
3.00%, 01/25/27(a)	EUR700	814,300
4.38%, 08/28/26(a)	EUR200	233,654
Deutsche Post AG
1.00%, 05/20/32(a)	EUR449	460,517
1.63%, 12/05/28(a)	EUR1,100	1,240,076
3.00%, 03/24/30(a)	EUR200	233,686
3.13%, 06/05/32(a)	EUR200	233,107
3.50%, 03/24/34(a)	EUR100	117,983
3.50%, 03/25/36(a)	EUR300	348,528
4.00%, 03/24/40(a)	EUR200	236,644
Deutsche Telekom AG
1.38%, 07/05/34(a)	EUR500	502,970
1.75%, 03/25/31(a)	EUR350	386,245
1.75%, 12/09/49(a)	EUR644	483,864
3.25%, 06/04/35(a)	EUR300	347,566
3.25%, 03/20/36(a)	EUR200	229,360
Deutsche Telekom International Finance BV
1.38%, 01/30/27(a)	EUR750	855,880
1.50%, 04/03/28(a)	EUR655	740,293
2.25%, 04/13/29(a)	GBP289	358,331
4.50%, 10/28/30(a)	EUR150	187,969
7.63%, 06/15/30	GBP600	898,572
Deutsche Wohnen SE, 1.50%, 04/30/30(a)	EUR700	753,633
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH, Series ., 4.88%, Series ., 08/21/30(a)	EUR100	119,148
DZ HYP AG
0.00%, 01/15/27(a)	EUR650	730,347
0.00%, 10/27/28(a)	EUR1,125	1,210,270
0.10%, 08/31/26(a)	EUR600	680,256

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.38%, 11/10/34(a)	EUR475	$439,007
0.50%, 11/13/25(a)	EUR385	443,611
0.75%, 06/30/27(a)	EUR900	1,013,291
0.88%, 01/30/29(a)	EUR1,200	1,318,601
0.88%, 01/18/30(a)	EUR500	539,797
0.88%, 04/17/34(a)	EUR250	245,803
2.50%, 08/31/29(a)	EUR700	809,375
2.75%, 02/27/32	EUR1,300	1,504,339
3.00%, 02/28/35(a)	EUR100	116,149
Series 1279, 3.00%, Series 1279, 05/31/35(a)	EUR600	695,226
E.ON International Finance BV
1.50%, 07/31/29(a)	EUR786	873,848
1.63%, 05/30/26(a)	EUR308	353,788
6.13%, 07/06/39(a)	GBP400	543,404
6.25%, 06/03/30(a)	GBP338	476,287
6.38%, 06/07/32	GBP381	543,080
E.ON SE
0.25%, 10/24/26(a)	EUR450	508,888
0.38%, 09/29/27(a)	EUR550	612,122
0.75%, 02/20/28(a)	EUR327	363,406
0.88%, 10/18/34(a)	EUR392	376,947
1.63%, 05/22/29(a)	EUR215	240,383
3.50%, 04/16/33(a)	EUR300	352,590
3.75%, 03/01/29(a)	EUR300	358,656
3.75%, 01/15/36(a)	EUR100	117,752
3.88%, 01/12/35(a)	EUR100	120,435
4.00%, 01/16/40(a)	EUR400	468,267
4.13%, 03/25/44(a)	EUR400	463,141
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79, (5-year EURIBOR ICE Swap + 1.73%)(a)(b)	EUR800	900,220
EnBW International Finance BV
0.13%, 03/01/28(a)	EUR1,100	1,208,880
0.50%, 03/01/33(a)	EUR792	762,029
1.88%, 10/31/33(a)	EUR150	159,254
3.00%, 05/20/29(a)	EUR300	350,103
3.75%, 11/20/35(a)	EUR300	351,633
6.13%, 07/07/39	EUR880	1,264,245
Eurogrid GmbH
1.11%, 05/15/32(a)	EUR200	201,921
3.28%, 09/05/31(a)	EUR400	467,014
3.72%, 04/27/30(a)	EUR100	119,169
3.73%, 10/18/35(a)	EUR100	116,136
3.92%, 02/01/34(a)	EUR400	476,460
4.17%, 10/16/40(a)	EUR500	584,812
Evonik Industries AG
0.75%, 09/07/28(a)	EUR270	296,412
0.75%, 09/07/28(a)	EUR50	54,891
3.25%, 01/15/30(a)	EUR600	705,481
EWE AG, 0.38%, 10/22/32(a)	EUR200	189,585
Fresenius Medical Care AG, 3.75%, 04/08/32(a)	EUR500	591,763
Fresenius Medical Care AG & Co. KGaA, 1.25%, 11/29/29(a)	EUR450	489,235
Fresenius SE & Co. KGaA
0.75%, 01/15/28(a)	EUR785	874,784
2.88%, 02/15/29(a)	EUR270	315,500
3.50%, 03/15/34(a)	EUR100	115,051
5.00%, 11/28/29(a)	EUR200	248,678
5.13%, 10/05/30(a)	EUR550	696,363
Security	Par (000)	Value
Germany (continued)
Grand City Properties SA
1.38%, 08/03/26(a)	EUR300	$342,436
1.50%, 02/22/27(a)	EUR100	113,462
4.38%, 01/09/30(a)	EUR100	120,211
Grenke Finance PLC, 5.25%, 04/08/30(a)	EUR325	393,662
Hamburg Commercial Bank AG
0.00%, 01/19/27(a)	EUR400	448,526
2.00%, 07/20/27(a)	EUR300	343,664
3.13%, 07/01/26(a)	EUR200	231,626
3.38%, 02/01/28(a)	EUR450	529,830
3.50%, 01/31/30(a)	EUR100	117,434
4.50%, 07/24/28(a)	EUR600	718,878
Hamburger Sparkasse AG, 3.00%, 02/28/31(a)	EUR600	704,398
Hannover Rueck SE
1.13%, 04/18/28(a)	EUR300	336,613
1.38%, 06/30/42, (3-mo. EURIBOR + 2.33%)(a)(b)	EUR500	505,990
1.75%, 10/08/40, (3-mo. EURIBOR + 3.00%)(a)(b)	EUR400	430,893
Heidelberg Materials AG
3.38%, 10/17/31(a)	EUR800	946,135
3.95%, 07/19/34(a)	EUR400	476,473
Heidelberg Materials Finance Luxembourg SA
1.13%, 12/01/27(a)	EUR320	359,502
1.50%, 06/14/27(a)	EUR585	665,345
Henkel AG & Co. KGaA, 0.50%, 11/17/32(a)	EUR200	195,879
HOCHTIEF AG, 0.63%, 04/26/29(a)	EUR850	913,444
HOWOGE Wohnungsbaugesellschaft mbH, 0.63%, 11/01/28(a)	EUR800	865,701
Infineon Technologies AG
1.63%, 06/24/29(a)	EUR400	444,095
2.00%, 06/24/32(a)	EUR100	107,525
2.88%, 02/13/30(a)	EUR300	347,145
ING-DiBa AG
0.25%, 11/16/26(a)	EUR700	791,877
1.25%, 10/09/33(a)	EUR500	511,670
2.75%, 09/09/29(a)	EUR900	1,049,452
Investitionsbank Berlin
2.75%, 10/04/27(a)	EUR400	465,088
3.13%, 03/01/33(a)	EUR500	587,403
Series 214, 0.00%, 04/18/28(a)	EUR200	217,883
Series 240, 2.50%, Series 240, 05/20/30(a)	EUR300	345,453
K+S AG, 4.25%, 06/19/29(a)	EUR100	119,915
Knorr-Bremse AG, 3.25%, 09/30/32(a)	EUR100	116,313
Kreditanstalt fuer Wiederaufbau
0.00%, 03/31/27(a)	EUR1,900	2,129,177
0.00%, 04/30/27(a)	EUR1,150	1,286,169
0.00%, 05/05/27(a)	EUR2,260	2,527,482
0.00%, 12/15/27(a)	EUR1,300	1,433,590
0.00%, 09/15/28(a)	EUR2,650	2,872,181
0.00%, 11/09/28(a)	EUR1,595	1,720,792
0.00%, 06/15/29(a)	EUR1,700	1,806,165
0.00%, 09/17/30(a)	EUR2,700	2,775,456
0.00%, 01/10/31(a)	EUR1,990	2,023,356
0.05%, 09/29/34(a)	EUR1,010	914,765
0.13%, 12/30/26(a)	GBP200	251,990
0.13%, 01/09/32(a)	EUR2,820	2,801,931
0.38%, 05/20/36(a)	EUR600	533,722
0.50%, 09/15/27	EUR1,300	1,455,121
0.63%, 02/22/27	EUR900	1,018,970
0.63%, 01/07/28	EUR2,251	2,512,773
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.75%, 12/07/27(a)	GBP500	$617,355
0.75%, 06/28/28	EUR1,665	1,850,494
0.88%, 09/15/26(a)	GBP2,102	2,692,340
0.88%, 07/04/39(a)	EUR1,320	1,142,970
1.13%, 09/15/32(a)	EUR320	334,323
1.13%, 03/31/37(a)	EUR1,550	1,462,118
1.13%, 06/15/37(a)	EUR650	610,596
1.25%, 07/31/26(a)	GBP400	515,580
1.25%, 06/30/27(a)	EUR2,210	2,514,302
1.25%, 07/04/36(a)	EUR440	430,466
1.38%, 12/15/25(a)	GBP400	523,859
1.38%, 07/31/35(a)	EUR370	373,550
2.00%, 02/15/27	AUD200	128,027
2.00%, 11/15/29(a)	EUR1,400	1,593,560
2.13%, 07/31/28(a)	EUR1,200	1,381,777
2.38%, 08/05/27(a)	EUR2,150	2,490,265
2.38%, 04/11/28(a)	EUR4,567	5,291,473
2.38%, 10/04/29(a)	EUR1,300	1,501,660
2.50%, 10/09/30(a)	EUR1,100	1,274,899
2.63%, 04/26/29(a)	EUR2,150	2,506,521
2.63%, 11/15/32(a)	EUR1,100	1,266,982
2.75%, 10/01/27(a)	EUR3,000	3,499,263
2.75%, 05/15/30(a)	EUR1,263	1,480,012
2.75%, 02/14/33(a)	EUR1,510	1,750,761
2.75%, 01/17/35(a)	EUR2,393	2,741,825
2.88%, 12/28/29(a)	EUR850	1,000,658
2.88%, 03/31/32(a)	EUR2,100	2,461,584
2.88%, 06/07/33(a)	EUR500	582,882
3.13%, 10/10/28(a)	EUR750	886,713
3.13%, 06/07/30(a)	EUR1,900	2,261,440
3.25%, 03/24/31(a)	EUR1,200	1,438,078
3.75%, 07/30/27(a)	GBP1,200	1,575,124
3.80%, 05/24/28	AUD400	261,308
4.13%, 02/18/26(a)	GBP500	656,970
4.25%, 04/30/30(a)	NOK15,000	1,494,913
4.30%, 07/13/27	AUD1,000	659,839
4.38%, 01/31/28(a)	GBP1,000	1,329,057
4.40%, 07/12/29	AUD500	331,809
4.45%, 01/16/30	AUD1,400	930,004
4.88%, 10/10/28(a)	GBP450	607,719
6.00%, 12/07/28	GBP449	625,886
Landesbank Baden-Wuerttemberg
0.00%, 06/17/26(a)	EUR500	568,976
0.00%, 02/17/27(a)	EUR600	672,672
0.13%, 01/18/30(a)	EUR1,100	1,149,645
0.38%, 02/18/27(a)	EUR800	898,424
0.38%, 02/21/31(a)	EUR800	806,422
0.50%, 11/05/29(a)	EUR1,200	1,266,702
1.75%, 02/28/28(a)	EUR1,051	1,198,813
1.75%, 05/10/32(a)	EUR1,100	1,196,234
2.63%, 02/05/29(a)	EUR1,200	1,393,951
2.63%, 02/20/30(a)	EUR1,000	1,157,898
2.75%, 11/19/32(a)	EUR450	518,524
3.00%, 02/16/34(a)	EUR200	232,873
Series 812, 0.00%, 07/16/27(a)	EUR850	944,318
Landesbank Hessen-Thueringen Girozentrale
0.00%, 07/19/27(a)	EUR500	555,838
0.88%, 03/20/28(a)	EUR1,200	1,339,440
2.38%, 05/21/29(a)	EUR700	806,494
2.75%, 01/30/31(a)	EUR500	580,925
2.88%, 02/06/34(a)	EUR600	693,464
Security	Par (000)	Value
Germany (continued)
3.00%, 03/05/32(a)	EUR1,200	$1,386,817
4.50%, 09/15/32, (5-year EURIBOR ICE Swap + 2.75%)(a)(b)	EUR800	945,376
Series H337, 0.00%, 09/26/29	EUR700	734,794
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 02/25/27(a)	EUR400	450,501
0.63%, 12/15/25(a)	GBP200	261,718
0.75%, 03/16/32(a)	EUR100	102,186
1.00%, 12/15/26(a)	GBP100	127,247
2.38%, 07/04/30(a)	EUR500	573,379
2.75%, 02/16/28(a)	EUR400	465,712
4.00%, 10/27/28(a)	GBP100	131,421
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)	EUR650	706,335
0.00%, 12/13/28(a)	EUR400	430,281
0.00%, 11/27/29(a)	EUR1,610	1,687,399
0.00%, 06/30/31(a)	EUR1,020	1,019,453
0.00%, 11/26/40(a)	EUR100	70,206
0.05%, 12/18/29(a)	EUR500	524,259
0.05%, 01/31/31(a)	EUR650	659,308
0.38%, 02/14/28(a)	EUR550	608,788
0.50%, 02/28/29(a)	EUR400	434,724
0.63%, 05/18/27(a)	EUR200	225,386
0.63%, 10/31/36(a)	EUR150	134,207
2.50%, 05/11/32(a)	EUR400	456,766
2.60%, 03/23/27(a)	AUD100	64,384
2.63%, 07/08/32(a)	EUR200	230,312
2.75%, 02/16/32(a)	EUR2,000	2,323,655
2.75%, 01/17/33(a)	EUR794	917,539
3.25%, 09/06/30(a)	EUR1,150	1,372,598
3.25%, 09/26/33(a)	EUR500	596,496
3.88%, 02/09/29(a)	GBP100	131,170
4.38%, 01/10/30(a)	GBP200	266,827
4.75%, 05/06/26(a)	AUD200	131,518
Lanxess AG
1.00%, 10/07/26(a)	EUR250	284,579
1.75%, 03/22/28(a)	EUR300	337,937
LEG Immobilien SE
0.75%, 06/30/31(a)	EUR200	199,917
0.88%, 11/28/27(a)	EUR300	332,638
1.00%, 11/19/32(a)	EUR100	96,738
1.50%, 01/17/34(a)	EUR500	482,365
3.88%, 01/20/35(a)	EUR100	114,067
LFA Foerderbank Bayern
Series 1229, 2.70%, Series 1229, 10/15/27	EUR1,000	1,160,997
Series 224, 3.25%, Series 224, 03/31/27	EUR200	233,630
Mercedes-Benz Finance Canada Inc., 5.14%, 06/29/26	CAD400	289,908
Mercedes-Benz Group AG
0.75%, 02/08/30(a)	EUR200	212,744
0.75%, 03/11/33(a)	EUR750	733,325
1.00%, 11/15/27(a)	EUR550	618,098
1.13%, 08/08/34(a)	EUR355	341,486
1.50%, 07/03/29(a)	EUR450	501,071
2.00%, 02/27/31(a)	EUR510	562,493
2.38%, 05/22/30(a)	EUR500	568,414
Mercedes-Benz International Finance BV
0.38%, 11/08/26(a)	EUR875	989,510
2.00%, 08/22/26(a)	EUR595	684,482
2.50%, 09/05/28(a)	EUR975	1,125,230

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
3.13%, 09/05/31(a)	EUR875	$1,017,936
3.25%, 11/15/30(a)	EUR500	586,532
3.25%, 01/10/32(a)	EUR200	233,775
Merck Financial Services GmbH
0.50%, 07/16/28(a)	EUR900	989,681
2.38%, 06/15/30(a)	EUR100	114,170
Merck KGaA
2.88%, 06/25/79, (5-year EURIBOR ICE Swap + 2.94%)(a)(b)	EUR100	113,139
3.88%, 08/27/54, (5-year EURIBOR ICE Swap + 1.54%)(a)(b)	EUR100	117,003
Muenchener Hypothekenbank eG
0.00%, 10/19/39(a)	EUR375	269,454
0.13%, 09/05/35(a)	EUR650	567,087
0.38%, 03/09/29(a)	EUR300	320,100
0.50%, 04/22/26	EUR250	286,005
0.63%, 05/07/27(a)	EUR850	957,759
1.00%, 04/18/39(a)	EUR200	172,506
1.88%, 08/25/32(a)	EUR850	927,714
2.50%, 07/04/28(a)	EUR740	857,723
2.63%, 02/03/31(a)	EUR500	577,784
3.00%, 08/14/30(a)	EUR600	707,165
Series 1943, 0.25%, 05/02/36(a)	EUR400	342,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42, (3-mo. EURIBOR2.1%)(a)(b)	EUR600	593,965
1.25%, 05/26/41, (3-mo. EURIBOR + 0.68%)(a)(b)	EUR400	413,874
3.25%, 05/26/49, (3-mo. EURIBOR + 3.40%)(a)(b)	EUR100	115,854
4.25%, 05/26/44, (3-mo. EURIBOR + 2.60%)(a)(b)	EUR500	594,040
Series ., 4.13%, Series ., 05/26/46, (3-mo. EURIBOR2.472.47%)(a)(b)	EUR100	117,230
Norddeutsche Landesbank-Girozentrale
0.25%, 10/28/26	EUR687	777,475
0.75%, 01/18/28(a)	EUR1,044	1,163,585
2.88%, 03/19/30(a)	EUR600	700,694
2.88%, 01/13/31(a)	EUR900	1,048,339
3.25%, 02/04/28(a)	EUR500	582,709
4.38%, 12/10/35, (5-year EURIBOR ICE Swap + 2.00%)(a)(b)	EUR200	234,397
NRW Bank
0.00%, 10/15/29	EUR170	178,041
0.00%, 09/23/30	EUR300	305,449
0.00%, 02/03/31	EUR200	201,457
0.10%, 07/09/35	EUR670	586,142
0.38%, 11/17/26(a)	EUR132	149,418
0.50%, 05/11/26(a)	EUR50	57,146
0.50%, 06/17/41(a)	EUR500	369,262
0.63%, 02/11/26	EUR300	344,412
0.88%, 04/12/34	EUR200	196,266
1.20%, 03/28/39	EUR100	88,876
1.63%, 08/03/32(a)	EUR510	548,364
2.63%, 02/06/29(a)	EUR1,150	1,335,106
2.75%, 02/21/28(a)	EUR1,630	1,899,119
2.88%, 07/25/34(a)	EUR100	115,128
3.00%, 05/31/30(a)	EUR1,000	1,178,203
3.00%, 06/04/35(a)	EUR800	924,863
3.00%, 09/24/35(a)	EUR200	230,787
Security	Par (000)	Value
Germany (continued)
4.13%, 10/20/28(a)	GBP200	$263,829
Series 1W1, 0.13%, Series 1W1, 02/04/30	EUR2,000	2,092,537
Robert Bosch Finance LLC
3.25%, 05/28/31(a)	EUR500	581,019
3.75%, 05/28/34(a)	EUR300	352,106
Robert Bosch GmbH, 4.38%, 06/02/43(a)	EUR600	700,705
Robert Bosch Investment Nederland BV, 4.00%, 05/28/37(a)	EUR300	351,885
RWE AG
0.50%, 11/26/28(a)	EUR300	326,119
1.00%, 11/26/33(a)	EUR400	388,831
3.63%, 01/10/32(a)	EUR100	119,133
4.13%, 02/13/35(a)	EUR100	122,066
4.13%, 06/18/55, (5-year EURIBOR ICE Sw1.95%)(a)(b)	EUR400	467,682
Series .., 4.63%, Series .., 06/18/55, (5-year EURIBOR ICE Swap + 2.25%)(a)(b)	EUR100	118,587
SAP SE
1.25%, 03/10/28(a)	EUR500	562,827
1.63%, 03/10/31(a)	EUR300	326,929
1.75%, 02/22/27(a)	EUR352	403,747
Sartorius Finance BV
4.38%, 09/14/29(a)	EUR200	242,392
4.38%, 09/14/29(a)	EUR100	121,196
4.88%, 09/14/35(a)	EUR400	496,731
Siemens Energy Finance BV, 4.25%, 04/05/29(a)	EUR400	481,287
Siemens Financieringsmaatschappij NV
0.50%, 09/05/34(a)	EUR250	235,793
1.00%, 09/06/27(a)	EUR340	385,037
1.00%, 02/25/30(a)	EUR800	870,158
1.25%, 02/28/31(a)	EUR925	1,003,565
1.25%, 02/25/35(a)	EUR300	294,363
1.75%, 02/28/39(a)	EUR450	425,222
2.63%, 05/27/29(a)	EUR100	116,033
2.88%, 03/10/28(a)	EUR341	401,484
3.13%, 05/22/32(a)	EUR1,200	1,404,320
3.13%, 05/27/33(a)	EUR100	116,534
3.38%, 02/22/37(a)	EUR100	114,907
3.50%, 02/24/36(a)	EUR100	117,056
3.63%, 05/27/36(a)	EUR200	235,826
3.63%, 02/24/43(a)	EUR600	674,147
3.63%, 02/22/44(a)	EUR300	333,580
4.00%, 05/27/45(a)	EUR100	116,342
Sirius Real Estate Ltd., 4.00%, 01/22/32(a)	EUR100	115,859
Sparkasse Hannover, 2.75%, 05/24/32(a)	EUR250	288,098
Sparkasse Pforzheim Calw, 2.38%, 08/14/28	EUR200	230,510
Talanx AG
2.25%, 12/05/47, (3-mo. EURIBOR + 2.45%)(a)(b)	EUR300	340,775
4.00%, 10/25/29(a)	EUR100	120,648
Traton Finance Luxembourg SA
0.75%, 03/24/29(a)	EUR600	645,060
3.75%, 03/27/30(a)	EUR500	588,648
3.75%, 01/14/31(a)	EUR200	234,296
UniCredit Bank GmbH
0.00%, 09/15/28(a)	EUR900	969,757
0.00%, 06/24/30(a)	EUR400	410,047
0.38%, 01/17/33(a)	EUR100	96,873
3.00%, 05/17/27(a)	EUR450	524,779
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Vier Gas Transport GmbH
3.38%, 11/11/31(a)	EUR300	$348,479
4.63%, 09/26/32(a)	EUR300	370,474
Viridium Group SARL, 4.38%, 11/16/35(a)	EUR300	342,007
Volkswagen Bank GmbH
2.50%, 07/31/26(a)	EUR500	576,617
3.50%, 06/19/31(a)	EUR300	347,422
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR300	309,298
2.25%, 10/16/26(a)	EUR270	310,826
3.25%, 05/19/27(a)	EUR1,100	1,280,175
3.38%, 04/06/28(a)	EUR300	351,123
3.63%, 05/19/29(a)	EUR500	587,619
3.88%, 09/10/30(a)	EUR100	118,982
3.88%, 11/19/31(a)	EUR200	234,618
Volkswagen Financial Services NV
1.38%, 09/14/28(a)	GBP400	481,102
5.25%, 07/14/31(a)	GBP100	132,237
Volkswagen International Finance NV
0.88%, 09/22/28(a)	EUR300	328,277
2.63%, 11/16/27(a)	EUR400	460,522
3.25%, 11/18/30(a)	EUR300	347,056
3.30%, 03/22/33(a)	EUR400	454,270
3.38%, 11/16/26(a)	GBP500	650,234
3.50%, (15-year EUR Swap + 3.60%)(a)(b)(d)	EUR550	610,721
3.75%, (5-year EUR Swap + 2.92%)(a)(b)(d)	EUR600	691,730
3.88%, (9-year EUR Swap + 3.90.58)(a)(b)(d)	EUR400	452,991
4.13%, 11/17/31(a)	GBP200	250,879
4.13%, 09/02/35(a)	EUR100	116,481
4.13%, 11/16/38(a)	EUR400	455,719
4.25%, 02/15/28(a)	EUR400	476,112
4.25%, 03/29/29(a)	EUR400	480,797
4.38%, (9-year EUR Swap + 3.33.36%)(a)(b)(d)	EUR300	338,015
4.63%, (10-year EUR Swap + 3.99%)(a)(b)(d)	EUR600	702,997
5.49%, (1-day SONIA + 1.55%)(a)(b)(d)	EUR500	596,529
7.88%, , (9-year EUR Swap + 4.74.78%)(a)(b)(d)	EUR300	399,674
Series ., 5.99%, Series ., (1-day SONIA + 1.55%)(a)(b)(d)	EUR200	239,485
Series 10Y, 1.88%, 03/30/27(a)	EUR1,000	1,141,300
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR400	429,646
0.63%, 07/19/29(a)	EUR700	745,030
3.88%, 10/11/28(a)	EUR300	356,625
4.75%, 09/25/31(a)	EUR500	616,723
Vonovia SE
0.63%, 10/07/27(a)	EUR500	556,427
1.00%, 01/28/41(a)	EUR300	218,853
1.13%, 09/14/34(a)	EUR100	92,940
1.50%, 03/22/26(a)	EUR300	344,934
1.50%, 06/14/41(a)	EUR100	77,959
1.63%, 10/07/39(a)	EUR100	84,263
1.63%, 10/07/39(a)	EUR500	421,314
1.63%, 09/01/51(a)	EUR300	192,500
1.75%, 01/25/27(a)	EUR900	1,030,856
1.88%, 06/28/28(a)	EUR800	906,066
2.38%, 03/25/32(a)	EUR1,000	1,095,046
4.25%, 04/10/34(a)	EUR100	119,695
5.50%, 01/18/36(a)	GBP100	129,813
Security	Par (000)	Value
Germany (continued)
VW Credit Canada Inc.
4.49%, 11/19/29(a)	CAD200	$147,677
5.86%, 11/15/27(a)	CAD500	375,228
Wintershall Dea Finance BV, 1.33%, 09/25/28(a)	EUR400	439,946
Wirtschafts- und Infrastrukturbank Hessen
0.88%, 06/14/28	EUR200	222,045
2.63%, 02/13/35	EUR600	672,849
Wuestenrot Bausparkasse AG
2.75%, 06/25/32(a)	EUR800	921,502
Series 20, 3.38%, Series 20, 11/28/28(a)	EUR500	593,062
Series 22, 3.38%, Series 22, 05/20/30(a)	EUR200	233,253
Wurth Finance International BV
0.75%, 11/22/27(a)	EUR550	614,505
2.13%, 08/23/30(a)	EUR250	283,788
3.00%, 08/28/31(a)	EUR250	290,129
		330,816,671
Greece — 0.1%
Alpha Bank SA
5.00%, 05/12/30, (1-year EUR Swap + 2.42.43%)(a)(b)	EUR200	246,024
6.88%, 06/27/29, (1-year EURIBOR ICE Swap + 3.79%)(a)(b)	EUR200	254,013
Eurobank SA
2.25%, 03/14/28, (1-year EUR Swap + 2.63%)(a)(b)	EUR200	229,381
4.00%, 09/24/30, (1-year EUR Swap + 1.81.8%)(a)(b)	EUR400	476,753
4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.16%)(a)(b)	EUR700	863,713
7.00%, 01/26/29, (1-year EUR Swap + 4.44.42%)(a)(b)	EUR200	251,697
National Bank of Greece SA
4.50%, 01/29/29, (6-mo. EURIBOR + 1.81%)(a)(b)	EUR1,000	1,200,465
7.25%, 11/22/27, (1-year EURIBOR ICE Swap + 4.74%)(a)(b)	EUR100	121,180
Piraeus Bank SA
3.00%, 12/03/28, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR225	260,091
4.63%, 07/17/29, (1-year EURIBOR ICE Swap + 1.72%)(a)(b)	EUR200	241,282
5.00%, 04/16/30, (1-year EURIBOR ICE Sw2.25%)(a)(b)	EUR100	122,827
6.75%, 12/05/29, (1-year EUR Swap + 3.83%)(a)(b)	EUR100	128,055
		4,395,481
Hong Kong — 0.0%
Prudential Funding Asia PLC, 6.13%, 12/19/31(a)	GBP250	346,022
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27(a)	EUR300	336,254
MVM Energetika Zrt, 0.88%, 11/18/27(a)	EUR200	220,784

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hungary (continued)
OTP Bank Nyrt
4.25%, 10/16/30, (3-mo. EURIBOR1.951.95%)(a)(b)	EUR500	$595,094
4.75%, 06/12/28, (3-mo. EURIBOR1.81.8%)(a)(b)	EUR550	651,544
		1,803,676
Iceland — 0.0%
Landsbankinn HF
3.50%, 06/24/30(a)	EUR100	116,365
3.75%, 10/08/29(a)	EUR600	706,601
		822,966
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR300	310,689
Iran — 0.0%
Kerry Group Financial Services Unltd Co., 3.75%, 09/05/36(a)	EUR100	116,229
Kingspan Securities Ireland DAC, 3.50%, 10/31/31(a)	EUR300	347,454
		463,683
Ireland — 0.1%
AIB Group PLC
0.50%, 11/17/27, (1-year EUR Swap + 0.70.5)(a)(b)	EUR400	452,336
4.63%, 07/23/29, #N/A(a)(b)	EUR1,050	1,272,002
5.25%, 10/23/31, (1-year EUR Swap + 2.00%)(a)(b)	EUR200	254,126
Bank of Ireland Group PLC
4.88%, 07/16/28, (1-year EUR Swap + 2.05%)(a)(b)	EUR400	479,499
5.00%, 07/04/31, (1-year EURIBOR ICE Sw2.05%)(a)(b)	EUR600	751,140
DAA Finance PLC, 1.60%, 11/05/32(a)	EUR650	672,674
Dell Bank International DAC
0.50%, 10/27/26(a)	EUR300	339,839
3.63%, 06/24/29(a)	EUR200	236,432
ESB Finance DAC
1.75%, 02/07/29(a)	EUR1,050	1,179,094
1.88%, 06/14/31(a)	EUR1,150	1,252,139
2.13%, 11/05/33(a)	EUR957	1,013,393
Flutter Treasury DAC
4.00%, 06/04/31(a)	EUR200	230,842
6.13%, 06/04/31(a)	GBP200	265,129
Freshwater Finance PLC
Series A, 4.61%, Series A, 10/17/36(a)	GBP100	118,019
Series A, 5.18%, 04/20/35(a)	GBP100	124,412
GAS Networks Ireland, 3.25%, 09/12/30(a)	EUR300	351,414
Glencore Capital Finance DAC, 4.15%, 04/29/31(a)	EUR300	360,276
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29(a)	EUR300	319,556
0.63%, 09/20/29(a)	EUR100	106,519
0.88%, 12/01/31(a)	EUR500	508,936
Linde PLC
3.00%, 02/18/33(a)	EUR400	457,339
3.50%, 06/04/34(a)	EUR200	235,043
Security	Par (000)	Value
Ireland (continued)
Permanent TSB Group Holdings PLC, 4.25%, 07/10/30, (1-year EURIBOR ICE Swap + 1.60%)(a)(b)	EUR650	$780,660
Smurfit Kappa Treasury ULC
0.50%, 09/22/29(a)	EUR550	583,993
3.81%, 11/27/36(a)	EUR200	230,045
		12,574,857
Italy — 0.8%
A2A SpA
1.00%, 07/16/29(a)	EUR950	1,033,864
1.63%, 10/19/27(a)	EUR800	911,458
3.63%, 01/30/35(a)	EUR300	348,179
ACEA SpA
0.25%, 07/28/30(a)	EUR950	979,811
1.00%, 10/24/26(a)	EUR550	626,276
1.75%, 05/23/28(a)	EUR1,060	1,199,199
Aeroporti di Roma SpA
1.63%, 06/08/27(a)	EUR450	512,427
1.75%, 07/30/31(a)	EUR150	160,736
3.63%, 06/15/32(a)	EUR100	116,619
4.88%, 07/10/33(a)	EUR100	124,947
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR250	275,899
2.25%, 07/17/27(a)	EUR462	531,127
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR100	111,448
ASTM SpA
1.00%, 11/25/26(a)	EUR1,300	1,476,527
2.38%, 11/25/33(a)	EUR400	419,345
Autostrade per l'Italia SpA
1.63%, 01/25/28(a)	EUR350	395,674
1.75%, 02/01/27(a)	EUR300	343,157
1.88%, 09/26/29(a)	EUR500	557,907
2.00%, 12/04/28(a)	EUR700	789,716
2.25%, 01/25/32(a)	EUR600	649,065
4.25%, 06/28/32(a)	EUR100	120,406
4.63%, 02/28/36(a)	EUR200	243,425
4.75%, 01/24/31(a)	EUR200	248,275
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR300	341,555
2.75%, 01/18/69(a)	EUR200	229,980
3.50%, 04/23/29(a)	EUR500	593,787
3.50%, 05/28/31, (3-mo. EURIBOR + 1.30%)(a)(b)	EUR200	234,435
3.63%, 11/27/30, (3-mo. EURIBOR1.451.45%)(a)(b)	EUR300	352,958
4.75%, 03/15/29, (3-mo. EURIBOR + 2.04%)(a)(b)	EUR200	240,729
Banca Popolare di Sondrio SpA
2.75%, 05/21/30(a)	EUR100	115,415
4.13%, 06/04/30, (1-year EUR Swap + 1.30%)(a)(b)	EUR300	359,319
Banco BPM SpA
3.25%, 05/28/31(a)	EUR625	735,749
3.38%, 01/21/30(a)	EUR100	117,608
3.75%, 06/27/28(a)	EUR400	476,113
3.88%, 09/18/26(a)	EUR200	233,763
4.63%, 11/29/27(a)	EUR1,000	1,200,300
4.88%, 01/17/30, (3-mo. EURIBOR + 2.35%)(a)(b)	EUR200	243,929
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR200	227,524
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
BPER Banca SpA
0.63%, 10/28/29(a)	EUR400	$436,711
4.25%, 02/20/30, (3-mo. EURIBOR1.61.6%)(a)(b)	EUR650	781,433
Coca-Cola HBC Finance BV
0.63%, 11/21/29(a)	EUR300	318,089
1.00%, 05/14/27(a)	EUR400	451,984
Credit Agricole Italia SpA
0.38%, 01/20/32(a)	EUR400	394,814
1.00%, 03/25/27(a)	EUR500	566,100
3.50%, 01/15/30(a)	EUR300	357,736
3.50%, 07/15/33(a)	EUR300	356,106
Credito Emiliano SpA
3.25%, 04/18/29(a)	EUR400	470,177
4.88%, 03/26/30, (3-mo. EURIBOR1.61.6%)(a)(b)	EUR400	490,527
Enel Finance International NV
0.38%, 06/17/27(a)	EUR1,200	1,340,184
0.75%, 06/17/30(a)(e)	EUR700	734,355
1.13%, 10/17/34(a)	EUR216	204,336
1.25%, 01/17/35(a)	EUR800	759,929
2.88%, 04/11/29(a)	GBP400	501,520
3.88%, 01/23/35(a)	EUR200	236,774
4.00%, 02/20/31(a)	EUR400	483,370
4.50%, 02/20/43(a)	EUR300	359,230
5.75%, 09/14/40(a)	GBP830	1,083,954
Enel SpA
4.25%, (5-year EURIBOR ICE Sw2.01%)(a)(b)(d)	EUR300	352,746
4.50%, , (5-year EURIBOR ICE Swap + 2.19%)(a)(b)(d)	EUR200	235,151
6.38%, , (5-year EURIBOR ICE Swap + 3.48%)(a)(b)(d)	EUR200	248,182
6.63%, , (5-year EUR Swap + 3.73.77%)(a)(b)(d)	EUR500	651,968
Series 6.5Y, 1.38%, (5-year EUR Swap + 1.71%)(a)(b)(d)	EUR1,230	1,378,853
Series 9.5Y, 1.88%, Series 9.5Y, (5-year EUR Swap + 2.00.11)(a)(b)(d)	EUR400	424,258
Eni SpA
0.63%, 01/23/30(a)	EUR500	529,106
1.13%, 09/19/28(a)	EUR870	966,148
1.25%, 05/18/26(a)	EUR200	229,315
1.63%, 05/17/28(a)	EUR100	113,006
2.00%, 05/18/31(a)	EUR300	330,510
2.75%, (5-year EUR Swap + 2.77%)(a)(b)(d)	EUR300	332,418
3.88%, 01/15/34(a)	EUR200	237,316
4.25%, 05/19/33(a)	EUR500	609,609
4.50%, (5-year EUR Swap + 2.02.08%)(a)(b)(d)	EUR200	236,806
4.88%, , (5-year EUR Swap + 2.40%)(a)(b)(d)	EUR100	118,427
Series NC9, 3.38%, (5-year EUR Swap + 3.60.41)(a)(b)(d)	EUR899	1,032,242
ERG SpA, 4.13%, 07/03/30(a)	EUR500	603,718
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR1,225	1,343,834
3.38%, 06/24/32(a)	EUR100	115,952
Generali
2.12%, 10/01/30(a)	EUR200	220,785
4.14%, 06/18/36(a)	EUR275	320,291
4.16%, 01/03/35(a)	EUR400	470,718
Security	Par (000)	Value
Italy (continued)
5.27%, 09/12/33(a)	EUR500	$632,891
5.50%, 10/27/47, (3-mo. EURIBOR + 5.35%)(a)(b)	EUR650	785,402
5.80%, 07/06/32(a)	EUR400	519,677
Genertel SpA, 4.25%, 12/14/47, (3-mo. EURIBOR + 4.45%)(a)(b)	EUR200	236,031
Hera SpA
0.25%, 12/03/30(a)	EUR923	931,231
0.88%, 10/14/26(a)	EUR700	795,315
2.50%, 05/25/29(a)	EUR700	800,451
Iccrea Banca SpA
2.63%, 11/07/31(a)	EUR300	344,187
3.38%, 01/30/30(a)	EUR825	966,705
3.50%, 03/04/32(a)	EUR200	237,097
3.50%, 06/05/34(a)	EUR700	824,250
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR100	120,308
International Finance Corp., 4.45%, 01/17/30(a)	AUD300	199,083
Intesa Sanpaolo Assicurazioni SpA
2.38%, 12/22/30(a)	EUR250	274,637
4.22%, 03/05/35(a)	EUR200	233,983
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR900	995,928
1.13%, 06/16/27(a)	EUR800	905,393
1.13%, 10/04/27(a)	EUR400	451,105
1.38%, 12/18/25(a)	EUR100	115,168
1.75%, 07/04/29(a)	EUR525	585,613
2.50%, 01/15/30(a)	GBP500	607,400
2.93%, 10/14/30(a)	EUR800	918,217
3.25%, 02/10/26(a)	EUR100	115,616
3.93%, 09/15/26(a)	EUR200	233,286
4.27%, 11/14/36, (5-year EUR Swap + 1.91.95%)(a)(b)	EUR950	1,128,420
4.88%, 05/19/30(a)	EUR450	562,836
5.13%, 08/29/31(a)	EUR1,000	1,280,032
5.15%, 06/10/30(a)	GBP500	660,492
5.63%, 03/08/33(a)	EUR319	419,700
6.18%, 02/20/34, (5-year EURIBOR ICE Swap + 3.25%)(a)(b)	EUR200	251,098
Iren SpA
1.00%, 07/01/30(a)	EUR400	423,145
1.50%, 10/24/27(a)	EUR850	962,829
3.88%, 07/22/32(a)	EUR100	119,556
Italgas Reti SpA, 4.38%, 06/06/33(a)	EUR400	489,932
Italgas SpA
0.88%, 04/24/30(a)	EUR530	562,380
1.63%, 01/19/27(a)	EUR1,150	1,313,535
2.88%, 03/06/30(a)	EUR500	577,176
3.50%, 03/06/34(a)	EUR200	230,419
Leasys SpA, 3.38%, 01/25/29(a)	EUR900	1,052,825
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR100	113,432
1.25%, 11/24/29(a)	EUR600	655,308
2.63%, 08/05/30(a)	EUR500	573,877
3.00%, 01/15/31, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR300	345,057
4.75%, 03/14/28, (3-mo. EURIBOR1.371.37%)(a)(b)	EUR1,050	1,245,292
Series 4, 1.38%, 11/10/25(a)	EUR300	345,756
Nexi SpA
1.63%, 04/30/26(a)	EUR200	229,180
2.13%, 04/30/29(a)	EUR300	333,683

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
3.88%, 05/21/31(a)	EUR100	$116,633
Pirelli & C SpA, 3.88%, 07/02/29(a)	EUR450	535,762
Poste Italiane SpA, 0.50%, 12/10/28(a)	EUR300	324,264
Prysmian SpA, 3.88%, 11/28/31(a)	EUR300	357,783
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/29(a)	EUR200	240,256
Snam SpA
0.00%, 12/07/28(a)	EUR867	924,551
0.88%, 10/25/26(a)	EUR461	524,321
1.25%, 06/20/34(a)	EUR200	194,210
1.38%, 10/25/27(a)	EUR1,160	1,312,380
3.25%, 07/01/32(a)	EUR300	347,468
3.38%, 11/26/31(a)	EUR300	351,361
3.88%, 02/19/34(a)	EUR600	714,565
5.75%, 11/26/36(a)	GBP200	268,468
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30(a)	EUR650	665,980
1.38%, 07/26/27(a)	EUR700	794,694
3.00%, 07/22/31(a)	EUR300	345,388
3.13%, 02/17/32(a)	EUR250	288,949
3.88%, 07/24/33(a)	EUR100	120,008
UniCredit Bank GmbH
0.00%, 11/19/27(a)	EUR600	660,841
0.00%, 01/21/36(a)	EUR650	540,839
0.25%, 01/15/32(a)	EUR1,150	1,138,016
0.85%, 05/22/34(a)	EUR780	751,566
2.63%, 02/19/30(a)	EUR600	694,636
2.63%, 11/22/30(a)	EUR300	346,509
UniCredit SpA
0.38%, 10/31/26(a)	EUR400	452,939
0.85%, 01/19/31(a)	EUR250	259,412
3.50%, 07/31/30(a)	EUR500	596,417
3.80%, 01/16/33, (3-mo. EURIBOR + 1.40%)(a)(b)	EUR900	1,064,481
3.88%, 06/11/28, (3-mo. EURIBOR + 0.85%)(a)(b)	EUR350	412,287
4.00%, 03/05/34(a)	EUR950	1,138,589
4.20%, 06/11/34(a)	EUR200	240,555
4.30%, 01/23/31, (3-mo. EURIBOR1.81.8%)(a)(b)	EUR300	363,472
4.45%, 02/16/29, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR600	718,185
4.60%, 02/14/30, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR850	1,036,734
5.38%, 04/16/34, (5-year EURIBOR ICE Sw2.8%)(a)(b)	EUR900	1,105,038
5.85%, 11/15/27, (3-mo. EURIBOR2.852.85%)(a)(b)	EUR650	774,410
Unipol Assicurazioni SpA
3.25%, 09/23/30(a)	EUR300	353,350
3.50%, 11/29/27(a)	EUR200	234,536
Vseobecna Uverova Banka AS, 3.00%, 05/20/32(a)	EUR300	346,332
		87,668,458
Japan — 0.2%
Asahi Group Holdings Ltd., 3.46%, 04/16/32(a)	EUR400	467,720
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR650	608,906
1.10%, 09/15/39(a)	EUR400	331,084
1.16%, 09/15/28(a)	GBP250	302,580
3.73%, 09/02/37(a)	EUR200	233,390
Security	Par (000)	Value
Japan (continued)
4.39%, 09/05/43(a)	EUR400	$480,781
4.50%, 01/25/36(a)	GBP400	503,299
5.56%, 09/04/54(a)	GBP200	253,404
JT International Financial Services BV
1.00%, 11/26/29(a)	EUR350	375,881
2.75%, 09/28/33(a)	GBP500	560,840
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR200	216,581
3.20%, 06/10/31, (3-mo. EURIBOR1.0361.04%)(a)(b)	EUR200	232,225
3.56%, 09/05/32, (3-mo. EURIBOR1.1171.12%)(a)(b)	EUR300	354,160
3.87%, 06/10/36, (3-mo. EURIBOR + 1.34%)(a)(b)	EUR400	473,888
4.64%, 06/07/31, (3-mo. EURIBOR1.5971.6%)(a)(b)	EUR200	247,166
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR459	485,494
0.80%, 04/15/30(a)	EUR335	352,700
1.63%, 04/08/27(a)	EUR750	855,598
2.10%, 04/08/32(a)	EUR500	541,066
3.69%, 08/26/35(a)	EUR200	232,198
3.77%, 08/27/34(a)	EUR200	236,161
3.98%, 05/21/34(a)	EUR1,000	1,197,714
Nippon Life Insurance Co.
4.11%, 01/23/55, (5-year EURIBOR ICE Sw2.6%)(b)	EUR200	232,465
Series ., 4.17%, Series ., 09/02/55, (5-year EURIBOR ICE Swap + 2.47%)(a)(b)	EUR150	173,656
Nomura Holdings Inc., 3.46%, 05/28/30(a)	EUR125	146,456
NTT Finance Corp.
0.34%, 03/03/30(a)	EUR500	518,828
0.40%, 12/13/28(a)	EUR500	538,351
2.91%, 03/16/29(a)	EUR300	348,008
3.36%, 03/12/31(a)	EUR1,100	1,291,022
3.68%, 07/16/33(a)	EUR800	942,767
4.09%, 07/16/37(a)	EUR400	477,891
ORIX Corp., 3.45%, 10/22/31(a)	EUR600	695,778
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR250	263,920
2.74%, 02/18/30(a)	EUR100	115,443
Sumitomo Mitsui Financial Group Inc.
1.41%, 06/14/27(a)	EUR650	738,145
1.55%, 06/15/26(a)	EUR247	283,560
3.32%, 10/07/31(a)	EUR250	292,757
3.57%, 05/28/32(a)	EUR1,000	1,177,624
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 10/15/27(a)	EUR300	329,693
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27	EUR100	111,981
1.00%, 07/09/29	EUR700	756,111
1.38%, 07/09/32	EUR200	205,529
1.38%, 07/09/32	EUR200	205,529
2.00%, 07/09/40	EUR200	178,909
2.00%, 07/09/40	EUR100	89,454
3.00%, 11/21/30(a)	EUR350	402,638
Toyota Motor Finance Netherlands BV
2.75%, 01/28/30(a)	EUR250	287,234
3.13%, 04/21/28(a)	EUR300	350,945
3.13%, 07/11/29(a)	EUR100	116,930
4.00%, 04/02/27(a)	EUR100	117,766
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
4.75%, 10/22/29(a)	GBP100	$133,717
		21,065,943
Lithuania — 0.0%
Ignitis Grupe AB
2.00%, 07/14/27(a)	EUR200	227,613
2.00%, 05/21/30(a)	EUR200	215,919
		443,532
Luxembourg — 0.2%
Aareal Bank AG, 2.75%, 10/08/30(a)	EUR800	924,620
ArcelorMittal SA
1.75%, 11/19/25(a)	EUR650	748,977
3.50%, 12/13/31(a)	EUR200	232,803
Bevco Lux SARL, 1.50%, 09/16/27(a)	EUR400	452,972
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/28(a)	EUR200	220,222
3.63%, 10/29/29(a)	EUR200	234,039
4.88%, 04/29/32(a)	GBP300	384,712
CBRE Open-Ended Funds SCA SICAV-SIF
0.50%, 01/27/28(a)	EUR300	329,038
0.90%, 10/12/29(a)	EUR400	424,796
Czech Gas Networks Investments SARL, 0.45%, 09/08/29(a)	EUR1,150	1,206,209
EPH Financing International AS, 4.63%, 07/02/32(a)	EUR100	117,904
Eurofins Scientific SE
4.00%, 07/06/29(a)	EUR381	454,331
4.75%, 09/06/30(a)	EUR100	123,264
JAB Holdings BV
1.00%, 12/20/27(a)	EUR500	557,560
2.25%, 12/19/39(a)	EUR300	270,567
4.38%, 04/25/34(a)	EUR300	359,684
Series ., 4.38%, Series ., 05/19/35(a)	EUR200	238,285
Series 11Y, 2.50%, 06/25/29(a)	EUR600	683,102
Logicor Financing SARL
2.75%, 01/15/30(a)	GBP250	300,468
3.25%, 11/13/28(a)	EUR410	476,837
Medtronic Global Holdings SCA, 1.13%, 03/07/27	EUR100	113,494
Nestle Finance International Ltd.
2.63%, 10/28/30(a)	EUR1,000	1,157,734
3.13%, 10/28/36(a)	EUR150	168,601
Novartis Finance SA, 1.70%, 08/14/38(a)	EUR300	286,782
P3 Group SARL, 4.00%, 04/19/32(a)	EUR775	915,077
Prologis International Funding II SA
3.13%, 06/01/31(a)	EUR450	517,899
3.70%, 10/07/34(a)	EUR300	347,143
4.63%, 02/21/35(a)	EUR400	492,808
Repsol Europe Finance SARL, 3.63%, 09/05/34(a)	EUR200	231,611
SELP Finance SARL
0.88%, 05/27/29(a)	EUR250	268,066
1.50%, 12/20/26(a)	EUR1,000	1,138,916
SES SA
0.88%, 11/04/27(a)	EUR200	221,787
2.00%, 07/02/28(a)	EUR200	225,626
4.13%, 06/24/30(a)	EUR200	237,876
4.88%, 06/24/33(a)	EUR225	273,317
Shurgard Luxembourg SARL, 3.63%, 10/22/34(a)	EUR200	227,517
Security	Par (000)	Value
Luxembourg (continued)
Stoneweg Ereit Lux Finco SARL, 4.25%, 01/30/31(a)	EUR150	$176,151
TDF Infrastructure SASU, 3.63%, 12/16/30(a)	EUR100	115,629
		15,856,424
Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR300	342,625
4.95%, 07/22/33	GBP200	262,526
5.75%, 06/28/30	GBP520	718,476
		1,323,627
Namibia — 0.0%
E.ON International Finance BV
3.00%, 09/03/31(a)	EUR1,800	2,083,049
3.50%, 09/03/35(a)	EUR100	115,666
Eurofins Scientific SE, Series ., 3.88%, Series ., 02/05/33(a)	EUR200	232,574
Urenco Finance NV, 3.63%, 06/18/35(a)	EUR100	116,056
		2,547,345
Netherlands — 1.0%
ABB Finance BV, 3.38%, 01/15/34(a)	EUR400	466,375
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR700	639,283
0.40%, 09/17/41(a)	EUR400	286,229
0.60%, 01/15/27(a)	EUR600	677,775
0.63%, 01/24/37(a)	EUR500	436,360
1.00%, 04/13/31(a)	EUR1,600	1,694,774
1.00%, 06/02/33(a)	EUR600	588,162
1.13%, 01/12/32(a)	EUR300	315,249
1.13%, 04/23/39(a)	EUR200	174,225
1.25%, 01/10/33(a)	EUR200	207,752
1.38%, 01/12/37(a)	EUR600	574,634
1.45%, 04/12/38(a)	EUR500	466,975
2.38%, 04/07/28(a)	EUR1,000	1,155,701
2.75%, 06/04/29(a)	EUR200	231,960
3.00%, 02/25/31(a)	EUR200	232,599
3.00%, 10/01/31(a)	EUR200	232,606
3.00%, 06/01/32(a)	EUR200	228,378
3.00%, 09/22/32(a)	EUR300	344,594
3.13%, 01/21/30(a)	EUR300	352,715
3.38%, 08/15/31(a)	CHF300	432,501
3.88%, 12/21/26(a)	EUR600	703,683
3.88%, 01/15/32(a)	EUR100	119,550
4.00%, 01/16/28(a)	EUR600	713,876
4.25%, 02/21/30(a)	EUR700	851,689
4.38%, 07/16/36, (5-year EURIBOR ICE Sw1.63%)(a)(b)	EUR200	239,775
4.50%, 11/21/34(a)	EUR400	502,346
4.75%, 10/24/29(a)	GBP400	534,125
5.50%, 09/21/33, (5-year EURIBOR ICE Sw2.45%)(a)(b)	EUR300	367,934
Achmea Bank NV
2.50%, 06/25/30(a)	EUR200	229,817
2.63%, 10/15/27(a)	EUR700	812,632
2.75%, 05/19/32(a)	EUR300	345,664
3.00%, 02/07/34(a)	EUR300	347,355
3.13%, 06/11/36(a)	EUR200	231,239
Achmea BV, 5.63%, 11/02/44, (5-year EURIBOR ICE Sw3.85%)(a)(b)	EUR200	255,051

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Aegon Ltd.
6.13%, 12/15/31	GBP50	$70,177
6.63%, 12/16/39(a)	GBP100	142,882
Akzo Nobel NV
1.13%, 04/08/26(a)	EUR200	229,435
2.00%, 03/28/32(a)	EUR500	533,669
3.75%, 09/16/34(a)	EUR100	116,022
4.00%, 03/31/35(a)	EUR200	235,215
Alliander NV
2.63%, 09/09/27(a)	EUR700	810,146
3.00%, 05/06/33(a)	EUR100	114,407
3.25%, 06/13/28(a)	EUR950	1,115,386
3.50%, 05/06/37(a)	EUR200	229,707
Amvest RCF Custodian BV, 3.88%, 03/25/30(a)	EUR200	235,506
ASML Holding NV
0.63%, 05/07/29(a)	EUR340	367,825
1.38%, 07/07/26(a)	EUR550	630,592
ASN Bank NV
0.38%, 09/16/41(a)	EUR200	141,272
1.00%, 03/08/28(a)	EUR200	223,747
3.00%, 03/26/31(a)	EUR300	350,016
3.63%, 10/21/31(a)	EUR1,000	1,176,123
4.13%, 11/27/35, (1-year EURIBOR ICE Swap + 1.90%)(a)(b)	EUR100	118,638
ASR Nederland NV, 7.00%, 12/07/43, (5-year EUR Swap + 5.35.3%)(a)(b)	EUR400	551,960
BMW Finance NV, 4.13%, 10/04/33(a)	EUR100	122,314
BMW International Investment BV
3.13%, 08/27/30(a)	EUR100	116,964
3.50%, 01/22/33(a)	EUR200	234,266
BNG Bank NV
0.00%, 08/31/28(a)	EUR600	649,531
0.00%, 01/20/31(a)	EUR600	605,821
0.13%, 04/19/33(a)	EUR900	852,513
0.13%, 07/09/35(a)	EUR600	525,002
0.25%, 01/12/32(a)	EUR800	795,630
0.63%, 06/19/27(a)	EUR1,750	1,969,813
0.75%, 01/11/28(a)	EUR250	279,467
0.75%, 01/24/29(a)	EUR390	427,903
0.81%, 06/28/49(a)	EUR400	251,660
0.88%, 10/17/35(a)	EUR800	751,749
0.88%, 10/24/36(a)	EUR546	498,679
1.00%, 01/12/26(a)	EUR200	230,087
1.38%, 10/21/30(a)	EUR200	218,200
1.50%, 07/15/39(a)	EUR584	539,958
1.60%, 11/27/30(a)	AUD310	177,160
3.00%, 04/23/30(a)	EUR500	588,714
3.30%, 07/17/28(a)	AUD900	578,199
Brenntag Finance BV, 3.88%, 04/24/32(a)	EUR200	234,496
Bunge Finance Europe BV, 1.00%, 09/24/28(a)	EUR300	330,577
Coca-Cola HBC Finance BV, 3.13%, 11/20/32(a)	EUR300	344,829
Cooperatieve Rabobank UA
0.00%, 07/02/30(a)	EUR1,100	1,130,434
0.13%, 12/01/31(a)	EUR700	693,889
0.63%, 04/26/26(a)	EUR200	228,971
0.63%, 02/25/33(a)	EUR500	483,250
0.75%, 03/02/32(a)	EUR900	921,754
0.75%, 06/21/39(a)	EUR200	165,212
0.88%, 02/08/28(a)	EUR300	335,627
1.25%, 05/31/32(a)	EUR700	737,609
Security	Par (000)	Value
Netherlands (continued)
1.38%, 02/03/27(a)	EUR610	$695,353
1.50%, 04/26/38(a)	EUR300	283,268
3.11%, 06/07/33(a)	EUR400	471,035
3.20%, 05/06/36(a)	EUR800	935,858
3.30%, 11/22/28(a)	EUR1,000	1,186,712
3.82%, 07/26/34(a)	EUR400	478,240
3.88%, 11/30/32, (5-year EUR Swap + 1.91.95%)(a)(b)	EUR100	117,353
4.00%, 01/10/30(a)	EUR400	483,237
4.23%, 04/25/29, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR500	599,169
4.88%, 04/17/29, (1-year UK Government Bond + 1.00%)(a)(b)	GBP200	266,146
4.88%, 11/01/30, (1-year UK Government0.85%)(a)(b)	GBP200	266,615
5.25%, 09/14/27(a)	GBP500	665,339
5.25%, 05/23/41	GBP350	452,293
5.38%, 08/03/60(a)	GBP100	125,428
Cooperatieve Rabobank UA/Australia, 5.05%, 02/26/29	AUD500	334,447
CTP NV
0.88%, 01/20/26(a)	EUR267	306,919
1.25%, 06/21/29(a)	EUR350	380,418
3.88%, 11/21/32(a)	EUR800	932,604
4.75%, 02/05/30(a)	EUR200	244,536
Digital Dutch Finco BV, 3.88%, 03/15/35(a)	EUR200	229,687
DSM BV
3.38%, 02/25/36(a)	EUR700	796,237
3.63%, 07/02/34(a)	EUR200	235,035
DSV Finance BV, 3.38%, 11/06/32(a)	EUR300	349,093
EnBW International Finance BV, 3.75%, 11/20/35(a)	EUR200	234,422
Enexis Holding NV
0.75%, 07/02/31(a)	EUR825	846,240
3.25%, 04/09/33(a)	EUR800	933,300
3.63%, 04/09/37(a)	EUR1,000	1,169,967
Euronext NV, 0.75%, 05/17/31(a)	EUR400	414,368
EXOR NV
0.88%, 01/19/31(a)	EUR200	206,027
1.75%, 01/18/28(a)	EUR450	509,418
GSK Capital BV
2.88%, 11/19/31(a)	EUR200	230,421
3.25%, 11/19/36(a)	EUR200	228,036
Heineken NV
1.25%, 03/17/27(a)	EUR350	397,918
1.75%, 05/07/40(a)	EUR700	622,912
2.25%, 03/30/30(a)	EUR550	623,303
3.81%, 07/04/36(a)	EUR100	117,536
4.13%, 03/23/35(a)	EUR600	728,747
IMCD NV
2.13%, 03/31/27(a)	EUR200	229,171
3.63%, 04/30/30(a)	EUR100	116,708
ING Bank NV
0.75%, 02/18/29(a)	EUR1,500	1,640,875
0.88%, 04/11/28(a)	EUR800	892,462
1.00%, 02/17/37(a)	EUR500	453,791
2.75%, 01/10/32(a)	EUR400	462,412
3.00%, 02/15/33(a)	EUR600	700,590
3.00%, 05/21/34(a)	EUR200	232,291
3.00%, 09/02/35(a)	EUR300	345,379
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
ING Groep NV
0.25%, 02/18/29, #N/A(a)(b)	EUR600	$655,666
0.25%, 02/01/30, #N/A(a)(b)	EUR100	106,303
0.25%, 02/01/30, (3-mo. EURIBOR + 0.70%)(a)(b)	EUR600	637,816
1.00%, 11/16/32, (5-year EUR Swap + 1.10.5)(a)(b)	EUR600	668,610
1.13%, 12/07/28, (1-day SONIA + 0.91%)(a)(b)	GBP700	862,773
2.00%, 09/20/28(a)	EUR400	455,891
2.50%, 11/15/30(a)	EUR600	681,232
3.00%, 08/17/31, (3-mo. EURIBOR0.920.92%)(a)(b)	EUR300	345,712
3.38%, 11/19/32, (3-mo. EURIBOR1.151.15%)(a)(b)	EUR800	935,362
3.50%, 08/17/36, (3-mo. EURIBOR1.21.2%)(a)(b)	EUR600	689,053
3.75%, 09/03/35, (3-mo. EURIBOR1.31.3%)(a)(b)	EUR500	588,486
3.88%, 08/12/29, (3-mo. EURIBOR1.7241.72%)(a)(b)	EUR200	237,923
3.88%, 08/20/37, (5-year EURIBOR ICE Sw1.5%)(a)(b)	EUR100	116,111
4.00%, 02/12/35, (3-mo. EURIBOR + 1.77%)(a)(b)	EUR700	841,455
4.13%, 05/20/36, (5-year EURIBOR ICE Sw1.8%)(a)(b)	EUR500	593,710
4.25%, 08/26/35, (5-year EUR Swap + 1.78%)(a)(b)	EUR200	238,629
4.50%, 05/23/29, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR1,000	1,204,237
5.00%, 02/20/35, #N/A(a)(b)	EUR400	490,584
6.25%, 05/20/33, (5-year UK Government Bond + 2.80%)(a)(b)	GBP200	270,467
ING-DiBa AG
1.00%, 05/23/39(a)	EUR400	345,652
3.25%, 02/15/28(a)	EUR400	471,223
JDE Peet's NV, 1.13%, 06/16/33(a)	EUR549	530,243
JT International Financial Services BV, 3.63%, 04/11/34(a)	EUR400	460,999
Knab NV, 0.38%, 06/09/36(a)	EUR200	171,683
Koninklijke Ahold Delhaize NV
0.38%, 03/18/30(a)	EUR100	104,930
1.75%, 04/02/27(a)	EUR450	515,225
3.88%, 03/11/36(a)	EUR300	355,505
Koninklijke KPN NV
0.88%, 12/14/32(a)	EUR100	98,268
0.88%, 11/15/33(a)	EUR500	476,623
3.38%, 02/17/35(a)	EUR200	227,793
3.88%, 02/16/36(a)	EUR200	235,213
5.00%, 11/18/26(a)	GBP300	397,345
5.75%, 09/17/29(a)	GBP295	407,023
Koninklijke Philips NV
1.88%, 05/05/27(a)	EUR500	571,936
2.00%, 03/30/30(a)	EUR300	334,489
2.13%, 11/05/29(a)	EUR200	225,581
3.75%, 05/31/32(a)	EUR400	474,844
4.00%, 05/23/35(a)	EUR200	237,908
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(a)	EUR100	112,366
Security	Par (000)	Value
Netherlands (continued)
Nationale-Nederlanden Bank NV Netherlands (The)
0.00%, 07/08/30(a)	EUR1,000	$1,021,076
0.05%, 09/24/35(a)	EUR300	256,643
1.00%, 09/25/28(a)	EUR300	332,104
3.00%, 03/21/31(a)	EUR400	469,128
Nederlandse Gasunie NV
1.38%, 10/16/28(a)	EUR750	837,321
3.50%, 04/23/35(a)	EUR200	232,126
3.88%, 05/22/33(a)	EUR920	1,105,133
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR500	496,496
0.50%, 04/29/30(a)	EUR500	528,342
0.63%, 02/06/29(a)	EUR200	218,380
1.00%, 03/01/28(a)	EUR600	672,947
1.25%, 06/07/32(a)	EUR100	105,072
1.50%, 06/15/39(a)	EUR200	183,870
1.63%, 01/29/48(a)	EUR350	278,154
3.45%, 07/17/28(a)	AUD300	193,314
NIBC Bank NV
0.13%, 11/25/30(a)	EUR500	506,631
1.00%, 09/11/28(a)	EUR200	220,839
1.88%, 06/16/27(a)	EUR500	572,316
6.38%, 12/01/25(a)	EUR200	231,230
NN Group NV
4.63%, 01/13/48, (3-mo. EURIBOR + 4.95%)(a)(b)	EUR300	357,916
5.25%, 03/01/43, (3-mo. EURIBOR4.24.2%)(a)(b)	EUR377	472,316
6.00%, 11/03/43, (3-mo. EURIBOR + 4.00%)(a)(b)	EUR100	130,723
Pluxee NV, 3.75%, 09/04/32(a)	EUR400	464,619
PostNL NV, 4.75%, 06/12/31(a)	EUR100	120,539
REWE International Finance BV, 3.50%, 07/03/32(a)	EUR100	116,174
Royal Schiphol Group NV
0.88%, 09/08/32(a)	EUR750	750,681
1.50%, 11/05/30(a)	EUR900	973,153
2.00%, 04/06/29(a)	EUR650	733,735
Sandoz Finance BV, 4.50%, 11/17/33(a)	EUR500	618,874
Shell International Finance BV
0.13%, 11/08/27(a)	EUR949	1,049,224
0.88%, 08/21/28(a)	CHF125	157,748
0.88%, 11/08/39(a)	EUR400	314,337
1.25%, 05/12/28(a)	EUR420	472,011
1.25%, 11/11/32(a)	EUR300	305,741
1.88%, 04/07/32(a)	EUR360	389,924
Siemens Financieringsmaatschappij NV
3.00%, 11/22/28(a)	EUR400	469,659
3.13%, 05/22/32(a)	EUR300	351,080
Stedin Holding NV
1.38%, 09/19/28(a)	EUR800	890,774
3.00%, 11/03/32(a)	EUR1,300	1,489,093
3.38%, 02/12/37(a)	EUR200	227,730
Stellantis NV
3.75%, 03/19/36(a)	EUR200	219,967
4.00%, 03/19/34(a)	EUR900	1,015,108
Sudzucker International Finance BV, 4.13%, 01/29/32(a)	EUR200	237,025
Tennet Netherlands BV
0.88%, 06/16/35(a)	EUR950	899,810

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
1.38%, 06/26/29(a)	EUR1,050	$1,167,361
1.50%, 06/03/39(a)	EUR844	781,389
2.00%, 06/05/34(a)	EUR900	964,858
4.50%, 10/28/34(a)	EUR850	1,070,375
Unilever Finance Netherlands BV
1.00%, 02/14/27(a)	EUR620	704,342
1.38%, 07/31/29(a)	EUR200	221,717
1.63%, 02/12/33(a)	EUR1,260	1,321,528
1.75%, 03/25/30(a)	EUR620	689,849
1.75%, 03/25/30(a)	EUR150	166,899
3.50%, 02/15/37(a)	EUR400	463,188
Universal Music Group NV, 4.00%, 06/13/31(a)	EUR400	480,738
Van Lanschot Kempen NV, 0.88%, 02/15/27(a)	EUR200	226,244
Vesteda Finance BV, 2.00%, 07/10/26(a)	EUR450	517,383
Wolters Kluwer NV
0.75%, 07/03/30(a)	EUR250	262,860
1.50%, 03/22/27(a)	EUR600	684,078
3.38%, 03/20/32(a)	EUR100	117,404
3.75%, 04/03/31(a)	EUR100	119,884
		111,601,951
New Zealand — 0.0%
ANZ New Zealand International Ltd., 0.38%, 09/17/29(a)	EUR550	582,777
ASB Bank Ltd., 4.50%, 03/16/27(a)	EUR750	888,227
Bank of New Zealand
0.00%, 06/15/28(a)	EUR400	433,196
3.66%, 07/17/29(a)	EUR300	357,275
Contact Energy Ltd., 5.41%, 12/03/31(a)	AUD300	199,471
Westpac Securities NZ Ltd./London
0.00%, 06/08/28(a)	EUR300	324,850
0.43%, 12/14/26(a)	EUR1,050	1,185,241
		3,971,037
Niger — 0.0%
Adecco International Financial Services BV, 3.40%, 10/08/32(a)	EUR300	345,451
ASML Holding NV, 0.63%, 05/07/29(a)	EUR205	221,777
BMW International Investment BV, 3.38%, 08/27/34(a)	EUR200	229,786
Deutsche Telekom International Finance BV, 4.50%, 10/28/30(a)	EUR50	62,656
DSV Finance BV, 3.38%, 11/06/34(a)	EUR350	400,546
EXOR NV, 3.75%, 02/14/33(a)	EUR300	351,996
ING Groep NV, 3.50%, 09/03/30, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR1,000	1,178,886
Swisscom Finance BV, 3.25%, 09/05/34(a)	EUR300	347,864
Wintershall Dea Finance BV
3.83%, 10/03/29(a)	EUR200	234,170
4.36%, 10/03/32(a)	EUR500	586,832
		3,959,964
Norway — 0.3%
Aker BP ASA
1.13%, 05/12/29(a)	EUR200	216,219
4.00%, 05/29/32(a)	EUR200	235,405
Avinor AS, 0.75%, 10/01/30(a)	EUR350	364,971
DNB Bank ASA
0.38%, 01/18/28, (3-mo. EURIBOR0.32%)(a)(b)	EUR1,050	1,182,101
3.00%, 11/29/30, (3-mo. EURIBOR + 1.01%)(a)(b)	EUR900	1,045,205
Security	Par (000)	Value
Norway (continued)
4.00%, 03/14/29, (3-mo. EURIBOR + 0.65%)(a)(b)	EUR700	$834,167
4.50%, 07/19/28, (3-mo. EURIBOR + 1.00%)(a)(b)	EUR500	596,570
4.63%, 02/28/33, (1-year EUR Swap + 1.95%)(a)(b)	EUR400	478,458
DNB Boligkreditt A/S
0.00%, 10/08/27(a)	EUR200	221,194
0.00%, 05/12/28(a)	EUR600	654,017
0.25%, 09/07/26(a)	EUR500	567,481
2.38%, 06/10/30	EUR500	572,436
2.63%, 09/27/29	EUR1,000	1,159,045
2.63%, 01/28/30(a)	EUR500	579,088
2.88%, 03/12/29(a)	EUR500	585,098
3.13%, 06/05/31(a)	EUR300	354,495
Eika Boligkreditt AS
0.00%, 03/12/27	EUR200	223,901
0.00%, 03/23/28(a)	EUR500	545,666
2.75%, 05/26/32(a)	EUR200	230,677
2.88%, 03/19/29(a)	EUR400	467,822
3.25%, 03/20/35(a)	EUR500	587,719
Equinor ASA
1.63%, 11/09/36(a)	EUR700	665,527
4.25%, 04/10/41(a)	GBP390	451,689
6.88%, 03/11/31(a)	GBP600	880,638
Norsk Hydro ASA
3.63%, 01/23/32(a)	EUR100	117,454
3.75%, 06/17/33(a)	EUR100	117,490
Public Property Invest AS, 4.38%, 10/01/32(a)	EUR100	116,896
SpareBank 1 Boligkreditt A/S
0.05%, 11/03/28(a)	EUR700	753,863
0.13%, 05/14/26(a)	EUR200	228,228
0.13%, 11/05/29(a)	EUR300	315,007
0.13%, 05/12/31(a)	EUR450	452,093
0.25%, 08/30/26(a)	EUR200	227,106
1.00%, 01/30/29(a)	EUR900	993,399
3.00%, 05/15/34(a)	EUR200	232,219
SpareBank 1 Boligkreditt AS
2.38%, 02/13/30(a)	EUR2,000	2,291,782
2.75%, 09/03/29(a)	EUR200	233,117
3.63%, 07/31/28(a)	EUR300	357,909
SpareBank 1 SMN, 0.00%, 02/18/28(a)	EUR400	436,216
SpareBank 1 Sor-Norge ASA
3.75%, 11/23/27(a)	EUR200	236,537
4.88%, 08/24/28(a)	EUR600	734,235
Sparebanken Norge Boligkreditt A/S
0.50%, 02/06/26(a)	EUR200	229,602
2.50%, 09/22/27(a)	EUR200	231,709
2.63%, 02/18/31(a)	EUR300	345,777
3.00%, 07/31/29(a)	EUR500	587,265
Sparebanken Norge Boligkreditt AS
0.00%, 01/26/28(a)	EUR500	548,392
2.75%, 06/28/30(a)	EUR400	464,942
SR-Boligkreditt AS
0.00%, 10/08/26	EUR200	226,142
0.00%, 09/08/28(a)	EUR350	377,774
0.00%, 03/10/31(a)	EUR500	500,760
1.63%, 03/15/28(a)	EUR500	568,034
2.50%, 06/11/30(a)	EUR1,000	1,148,030
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway (continued)
Statkraft AS
1.50%, 03/26/30(a)	EUR1,000	$1,090,285
3.75%, 03/22/39(a)	EUR570	668,885
Statnett SF
1.25%, 04/26/30(a)	EUR850	914,722
3.50%, 06/10/37(a)	EUR100	115,725
3.63%, 10/21/38(a)	EUR500	575,729
Storebrand Livsforsikring AS, 1.88%, 09/30/51, (6-mo. EURIBOR + 2.95%)(a)(b)	EUR200	208,479
Telenor ASA
0.25%, 02/14/28(a)	EUR850	934,306
0.88%, 02/14/35(a)	EUR1,296	1,205,281
4.00%, 10/03/30(a)	EUR650	790,686
Var Energi ASA
3.88%, 03/12/31(a)	EUR200	234,702
5.50%, 05/04/29(a)	EUR100	123,743
		33,634,110
Poland — 0.0%
Bank Polska Kasa Opieki SA
Series ESN3, 3.75%, Series ESN3, 06/04/31, (3-mo. EURIBOR1.651.65%)(a)(b)	EUR100	116,716
Series ESP1, 3.50%, Series ESP1, 09/23/32, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR100	115,523
ORLEN SA, 3.63%, 07/02/32(a)	EUR200	230,934
PKO Bank Hipoteczny SA, 2.50%, 06/12/29(a)	EUR400	459,264
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50%, 06/18/29, (3-mo. EURIBOR + 1.55%)(a)(b)	EUR300	357,869
		1,280,306
Portugal — 0.1%
Banco Comercial Portugues SA
3.13%, 10/21/29, (3-mo. EURIBOR0.850.85%)(a)(b)	EUR600	699,265
4.75%, 03/20/37, (5-year EURIBOR ICE Swap + 2.15%)(a)(b)	EUR200	241,383
Banco Santander Totta SA
3.25%, 02/15/31(a)	EUR800	947,731
3.38%, 04/19/28(a)	EUR200	236,311
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 3.50%, 06/25/29, (3-mo. EURIBOR + 1.48%)(a)(b)	EUR100	116,605
Caixa Geral de Depositos SA, 0.38%, 09/21/27, (1-year EUR Swap + 0.70%)(a)(b)	EUR500	566,314
EDP Finance BV
0.38%, 09/16/26(a)	EUR602	682,826
1.88%, 09/21/29(a)	EUR1,300	1,454,153
EDP Servicios Financieros Espana SA
4.38%, 04/04/32(a)	EUR300	369,536
4.38%, 04/04/32(a)	EUR350	431,125
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.76.71%)(a)(b)	EUR200	268,973
Ren Finance BV
0.50%, 04/16/29(a)	EUR300	320,562
1.75%, 01/18/28(a)	EUR100	113,602
		6,448,386
Romania — 0.0%
NE Property BV
3.38%, 07/14/27(a)	EUR840	979,622
4.25%, 01/21/32(a)	EUR300	358,546
Security	Par (000)	Value
Romania (continued)
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/29(a)	EUR300	$354,644
		1,692,812
Samoa — 0.0%
CA Immobilien Anlagen AG, 4.25%, 04/30/30(a)	EUR300	353,162
Erste Group Bank AG, 4.00%, 01/15/35, (5-year EURIBOR ICE Sw1.7%)(a)(b)	EUR500	588,052
OMV AG, 3.75%, 09/04/36(a)	EUR100	118,230
Volksbank Wien AG, 5.50%, 12/04/35, (5-year EURIBOR ICE Sw3.05%)(a)(b)	EUR300	358,854
		1,418,298
Saudi Arabia — 0.0%
Gaci First Investment Co.
2.75%, 10/14/28(a)	EUR900	1,034,394
3.38%, 10/14/32(a)	EUR900	1,031,558
5.63%, 06/11/39(a)	GBP300	386,235
		2,452,187
Senegal — 0.0%
International Bank for Reconstruction & Development, 3.00%, 07/23/35	EUR700	809,647
Singapore — 0.0%
DBS Bank Ltd.
0.00%, 10/26/26(a)	EUR500	564,504
2.43%, 01/03/29(a)	EUR950	1,093,303
2.60%, 03/31/28(a)	EUR300	347,588
Temasek Financial I Ltd.
0.50%, 11/20/31(a)	EUR600	604,893
1.25%, 11/20/49(a)	EUR150	105,275
3.50%, 02/15/33(a)	EUR400	477,105
United Overseas Bank Ltd., 0.00%, 12/01/27(a)	EUR425	466,254
		3,658,922
Slovakia — 0.0%
Slovenska Sporitelna AS, 0.13%, 06/12/26(a)	EUR200	227,650
Tatra Banka A/S, 4.97%, 04/29/30, (3-mo. EURIBOR2.12.1%)(a)(b)	EUR400	481,863
Vseobecna Uverova Banka AS
3.25%, 03/20/31(a)	EUR200	234,869
3.50%, 10/13/26(a)	EUR300	349,599
		1,293,981
Slovenia — 0.0%
Maybank Singapore Ltd., 3.44%, 06/07/27(a)	EUR300	351,938
Nova Ljubljanska Banka dd, 3.50%, 01/21/29, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR400	465,981
Standard Chartered Bank Singapore Ltd., 3.32%, 05/28/27(a)	EUR450	526,531
		1,344,450
South Africa — 0.0%
Anglo American Capital PLC
4.13%, 03/15/32(a)	EUR300	359,793
4.75%, 09/21/32(a)	EUR500	620,186
		979,979
Spain — 0.7%
Abanca Corp. Bancaria SA, 5.88%, 04/02/30, (1-year EUR Swap + 2.62.6%)(a)(b)	EUR500	631,565
Abertis France SAS, 4.25%, 03/18/30(a)	EUR100	120,743
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR400	453,552
1.25%, 02/07/28(a)	EUR300	336,527

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.63%, 07/15/29(a)	EUR300	$331,452
1.88%, 03/26/32(a)	EUR300	320,674
2.25%, 03/29/29(a)	EUR400	454,211
2.38%, 09/27/27(a)	EUR200	230,182
3.00%, 03/27/31(a)	EUR200	229,105
3.13%, 07/07/30(a)	EUR400	461,820
4.13%, 01/31/28(a)	EUR200	238,193
Acciona Energia Financiacion Filiales SA, 5.13%, 04/23/31(a)	EUR500	627,768
Aena SME SA, 4.25%, 10/13/30(a)	EUR300	366,465
Amadeus IT Group SA
3.38%, 03/25/30(a)	EUR100	117,211
3.50%, 03/21/29(a)	EUR500	590,800
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR600	678,416
0.88%, 11/22/26(a)	EUR600	682,302
0.88%, 01/14/29, (3-mo. EURIBOR + 0.82%)(a)(b)	EUR1,200	1,334,885
1.75%, 11/26/25(a)	EUR700	806,647
3.13%, 07/17/27(a)	EUR400	467,833
3.50%, 02/10/27(a)	EUR600	698,698
3.88%, 01/15/34(a)	EUR300	363,812
4.00%, 02/25/37, (5-year EURIBOR ICE Sw1.65%)(a)(b)	EUR900	1,054,429
4.88%, 02/08/36, (5-year EURIBOR ICE Sw2.4%)(a)(b)	EUR500	612,572
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.10.5)(a)(b)	EUR400	456,168
7.50%, 09/14/29, (1-year EURIBOR ICE Sw4.27%)(a)(b)	EUR500	649,305
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR400	438,709
1.00%, 04/26/27(a)	EUR400	452,781
3.25%, 06/05/34(a)	EUR500	586,346
3.50%, 05/27/31, (1-year EURIBOR ICE Swap + 1.25%)(a)(b)	EUR200	235,295
4.00%, 01/15/30, (1-year EUR Swap + 1.61.6%)(a)(b)	EUR800	957,186
5.00%, 06/07/29, (1-year EUR Swap + 2.00%)(a)(b)	EUR200	243,941
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.40%)(a)(b)	EUR300	365,654
6.00%, 08/16/33, (5-year EUR Swap + 3.13.15%)(a)(b)	EUR200	247,079
Banco Santander SA
0.10%, 02/27/32	EUR400	391,617
0.13%, 06/04/30(a)	EUR500	515,807
0.25%, 07/10/29(a)	EUR300	319,644
0.63%, 06/24/29, (1-year EUR Swap + 0.70.8)(a)(b)	EUR1,000	1,094,159
0.88%, 05/09/31(a)	EUR600	628,579
1.13%, 10/25/28(a)	EUR500	556,405
1.63%, 10/22/30(a)	EUR600	644,785
2.00%, 11/27/34(a)	EUR100	106,408
2.13%, 02/08/28(a)	EUR700	798,169
2.38%, 09/08/27(a)	EUR600	693,593
2.50%, 05/13/30(a)	EUR500	574,989
3.25%, 04/02/29, (1-year EURIBOR ICE Sw1%)(a)(b)	EUR700	818,080
3.25%, 05/27/32(a)	EUR400	464,767
Security	Par (000)	Value
Spain (continued)
3.50%, 01/09/30, (1-year EUR Swap + 1.11.15%)(a)(b)	EUR100	$118,158
3.50%, 10/02/32(a)	EUR400	468,881
3.50%, 02/17/35(a)	EUR600	693,439
3.75%, 01/09/34(a)	EUR700	832,367
3.88%, 01/16/28(a)	EUR500	593,778
3.88%, 04/22/29(a)	EUR400	477,791
4.13%, 04/22/34(a)	EUR200	243,604
4.25%, 06/12/30(a)	EUR400	488,802
4.75%, 08/30/28, (1-year UK Government Bond + 2.50%)(a)(b)	GBP600	793,886
4.88%, 10/18/31(a)	EUR400	504,021
5.00%, 04/22/34, (5-year EURIBOR ICE Swap + 2.50%)(a)(b)	EUR100	121,540
5.38%, 01/17/31(a)	GBP200	272,436
Series ., 2.38%, Series ., 07/14/29(a)	EUR300	344,863
Series ., 2.88%, Series ., 07/14/33(a)	EUR200	230,450
Banco Santander Totta SA
1.25%, 09/26/27(a)	EUR600	678,470
2.63%, 02/19/30(a)	EUR600	694,242
Bankinter SA
0.63%, 10/06/27(a)	EUR500	557,255
1.25%, 12/23/32, (5-year EUR Swap + 1.40.5)(a)(b)	EUR200	224,319
3.05%, 05/29/28(a)	EUR300	351,153
3.63%, 02/04/33, #N/A(a)(b)	EUR500	585,217
CaixaBank SA
0.75%, 07/09/26(a)	EUR200	228,327
0.75%, 05/26/28, (3-mo. EURIBOR1%)(a)(b)	EUR1,000	1,123,533
1.00%, 01/17/28(a)	EUR500	560,088
1.25%, 01/11/27(a)	EUR500	570,064
1.63%, 07/14/32(a)	EUR300	319,885
3.38%, 06/26/35(a)	EUR300	346,356
3.63%, 09/19/32, (3-mo. EURIBOR1.31.3%)(a)(b)	EUR500	589,552
3.75%, 01/27/36, (3-mo. EURIBOR + 1.35%)(a)(b)	EUR400	466,479
4.00%, 03/05/37, (1-year EURIBOR ICE Sw1.75%)(a)(b)	EUR300	351,551
4.13%, 02/09/32, (3-mo. EURIBOR + 1.50%)(a)(b)	EUR200	242,042
4.13%, 03/24/36	EUR300	372,322
4.25%, 09/06/30(a)	EUR700	857,787
4.38%, 11/29/33(a)	EUR300	374,871
4.38%, 08/08/36, (5-year EURIBOR ICE Swap + 1.95%)(a)(b)	EUR300	358,987
5.13%, 07/19/34, (3-mo. EURIBOR1.951.95%)(a)(b)	EUR200	256,615
6.13%, 05/30/34, (5-year EUR Swap + 3.00%)(a)(b)	EUR600	753,214
6.25%, 02/23/33, (5-year EUR Swap + 3.53.55%)(a)(b)	EUR100	123,064
Caja Rural de Navarra SCC, 3.00%, 04/23/33(a)(b)	EUR200	231,543
Cellnex Finance Co. SA
1.00%, 09/15/27(a)	EUR500	561,482
1.25%, 01/15/29(a)	EUR1,100	1,210,560
2.00%, 02/15/33(a)	EUR600	626,013
3.50%, 05/22/32(a)	EUR400	465,662
Cepsa Finance SA, 0.75%, 02/12/28(a)	EUR1,200	1,324,355
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Colonial SFL Socimi SA
0.75%, 06/22/29(a)	EUR500	$538,063
1.35%, 10/14/28(a)	EUR800	893,169
2.00%, 04/17/26(a)	EUR300	345,316
Criteria Caixa SA, 3.25%, 02/25/31(a)	EUR100	115,916
El Corte Ingles SA, 4.25%, 06/26/31(a)	EUR200	242,051
Enagas Financiaciones SA, 0.38%, 11/05/32(a)	EUR500	471,153
ENW Finance PLC, 4.89%, 11/24/32(a)	GBP350	461,538
FCC Aqualia SA, 2.63%, 06/08/27(a)	EUR350	404,271
FCC Servicios Medio Ambiente Holding SA
1.66%, 12/04/26(a)	EUR350	399,730
3.72%, 10/08/31(a)	EUR300	352,831
Ferrovial Emisiones SA, 1.38%, 05/14/26(a)	EUR300	344,074
Iberdrola Finanzas SA
1.38%, 03/11/32(a)	EUR200	210,340
1.58%, (5-year EUR Swap + 1.67%)(a)(b)(d)	EUR1,200	1,343,339
1.62%, 11/29/29(a)	EUR200	222,099
3.38%, 09/30/35(a)	EUR200	230,218
3.50%, 05/16/35(a)	EUR300	350,568
3.63%, 07/13/33(a)	EUR700	831,678
3.63%, 07/18/34(a)	EUR400	473,173
3.75%, , (5-year EURIBOR ICE Swap + 1.35%)(a)(b)(d)	EUR200	231,123
5.25%, 10/31/36(a)	GBP300	394,896
Iberdrola International BV
Series NC8, 2.25%, (5-year EUR Swap + 2.50.74)(a)(b)(d)	EUR300	333,376
Series NC9, 1.83%, (5-year EUR Swap + 2.04%)(a)(b)(d)	EUR300	324,227
Liberbank SA, 0.25%, 09/25/29(a)	EUR400	421,818
Mapfre SA, 4.38%, 03/31/47, (3-mo. EURIBOR + 4.54%)(a)(b)	EUR400	470,254
Merlin Properties Socimi SA, 3.50%, 09/04/33(a)	EUR100	114,757
Merlin Properties SOCIMI SA
1.88%, 11/02/26(a)	EUR325	372,511
1.88%, 12/04/34(a)	EUR200	199,416
Naturgy Finance Iberia SA
1.25%, 04/19/26(a)	EUR200	229,522
3.63%, 10/02/34(a)	EUR1,400	1,616,397
Nortegas Energia Grupo SL, 2.07%, 09/28/27(a)	EUR400	455,093
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR300	354,766
Series A6, 4.25%, 04/10/31	EUR1,200	1,487,325
Red Electrica Financiaciones SA, 3.00%, 01/17/34(a)	EUR200	227,504
Redeia Corp. SA, 3.38%, 07/09/32(a)	EUR300	348,963
Redexis SA, 4.38%, 05/30/31(a)	EUR300	354,397
Repsol Europe Finance SARL, 0.88%, 07/06/33(a)	EUR800	768,938
Repsol International Finance BV, 0.25%, 08/02/27(a)	EUR600	667,076
Santander Consumer Bank AG, 0.05%, 02/14/30(a)	EUR400	415,217
Santander Consumer Finance SA
0.50%, 01/14/27(a)	EUR800	902,688
3.75%, 01/17/29(a)	EUR900	1,070,854
Santander U.K. Group Holdings PLC, 2.42%, 01/17/29, (1-year GBP Swap + 1.25%)(a)(b)	GBP850	1,069,824
Security	Par (000)	Value
Spain (continued)
Santander U.K. PLC
0.05%, 01/12/27(a)	EUR200	$224,734
2.88%, 01/12/32(a)	EUR500	576,791
Santander UK PLC, 3.00%, 03/12/29(a)	EUR250	292,737
Telefonica Emisiones SA
1.20%, 08/21/27(a)	EUR600	678,274
1.46%, 04/13/26(a)	EUR300	344,582
1.72%, 01/12/28(a)	EUR500	568,109
1.79%, 03/12/29(a)	EUR200	224,360
1.81%, 05/21/32(a)	EUR800	844,309
1.96%, 07/01/39(a)	EUR125	113,246
2.32%, 10/17/28(a)	EUR100	114,470
2.93%, 10/17/29(a)	EUR400	464,863
3.70%, 01/24/32(a)	EUR700	828,489
3.72%, 01/23/34(a)	EUR200	232,117
3.94%, 06/25/35(a)	EUR300	349,197
4.06%, 01/24/36(a)	EUR400	469,742
4.18%, 11/21/33(a)	EUR100	120,487
5.45%, 10/08/29(a)	GBP300	405,870
TSB Bank PLC, 2.70%, 02/18/30(a)	EUR1,000	1,152,939
Unicaja Banco SA, 3.50%, 06/30/31, (1-year EURIBOR ICE Sw1.35%)(a)(b)	EUR200	233,191
Werfen SA/Spain
3.63%, 02/12/32(a)	EUR200	232,795
4.25%, 05/03/30(a)	EUR100	120,645
		75,690,768
Supranational — 0.4%
Asian Development Bank
1.40%, 02/06/37	EUR200	192,568
2.55%, 01/10/31	EUR500	577,345
4.50%, 06/20/30	AUD1,160	769,747
5.13%, 10/24/28	GBP1,000	1,359,951
Asian Infrastructure Investment Bank (The), 4.00%, 07/22/27(a)	GBP1,000	1,315,791
Council of Europe Development Bank
0.00%, 01/20/31(a)	EUR800	806,981
0.38%, 12/15/25(a)	GBP300	392,461
0.75%, 01/24/28(a)	EUR200	223,367
2.63%, 01/11/34(a)	EUR500	566,776
2.88%, 04/13/30(a)	EUR1,200	1,404,988
European Financial Stability Facility
0.88%, 09/05/28(a)	EUR850	944,000
3.00%, 12/15/28(a)	EUR1,700	2,002,655
3.38%, 08/30/38(a)	EUR1,350	1,584,024
European Investment Bank
2.75%, 07/30/30(a)	EUR1,450	1,699,623
2.75%, 01/16/34(a)	EUR1,886	2,172,477
3.00%, 11/15/28(a)	EUR1,600	1,886,641
3.00%, 07/15/33(a)	EUR1,080	1,270,669
3.88%, 04/12/28(a)	GBP600	788,684
4.20%, 08/21/28	AUD1,000	659,331
4.88%, 12/16/30(a)	GBP500	683,564
European Stability Mechanism
3.00%, 03/15/28(a)	EUR1,000	1,177,893
3.00%, 08/23/33(a)	EUR1,348	1,582,825
European Union, 3.38%, 10/04/38(a)	EUR3,186	3,683,701
Inter-American Development Bank
0.50%, 09/15/26	GBP300	383,052
4.00%, 12/17/29	GBP357	470,326
4.70%, 10/03/30(a)	AUD400	267,893

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Bank for Reconstruction & Development
0.00%, 01/15/27	EUR700	$787,079
0.00%, 04/24/28	EUR300	327,734
0.10%, 09/17/35	EUR600	522,224
1.20%, 08/08/34	EUR1,000	1,005,866
3.10%, 04/14/38	EUR450	511,326
3.45%, 09/13/38	EUR850	996,636
4.88%, 08/15/30	GBP500	682,577
International Development Association
3.20%, 01/18/44(a)	EUR500	549,232
3.63%, 10/28/50(a)	EUR1,800	2,042,796
International Finance Corp., 4.50%, 10/02/28	GBP900	1,202,826
Nordic Investment Bank
2.50%, 01/30/30(a)	EUR300	346,332
2.63%, 01/24/31(a)	EUR430	496,672
		38,338,633
Sweden — 0.8%
Akelius Residential Property Financing BV
0.75%, 02/22/30(a)	EUR200	206,674
1.00%, 01/17/28(a)	EUR400	442,682
Alfa Laval Treasury International AB, 1.38%, 02/18/29(a)	EUR200	221,285
Assa Abloy AB, 4.13%, 09/13/35(a)	EUR200	243,678
Atlas Copco Finance DAC, 3.50%, 04/01/35(a)	EUR200	232,682
Balder Finland OYJ
1.00%, 01/20/29(a)	EUR200	216,178
2.00%, 01/18/31(a)	EUR400	426,102
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29(a)	EUR300	319,153
Danske Hypotek AB
3.50%, 12/20/28(a)	SEK8,000	868,711
Series 2512, 1.00%, 12/17/25(a)	SEK6,000	630,842
Ellevio AB, 3.75%, 05/14/35(a)	EUR200	232,963
EQT AB, 2.88%, 04/06/32(a)	EUR300	336,443
Essity AB, 0.25%, 02/08/31(a)	EUR550	557,370
Essity Capital BV, 0.25%, 09/15/29(a)	EUR550	580,226
Fastighets AB Balder
1.13%, 01/29/27(a)	EUR250	282,976
1.25%, 01/28/28(a)	EUR100	111,382
4.00%, 03/04/33(a)	EUR100	115,260
H & M Hennes & Mauritz AB, 3.40%, 10/31/33(a)	EUR700	800,094
H&M Finance BV, 0.25%, 08/25/29(a)	EUR150	157,672
Heimstaden Bostad Treasury BV
1.00%, 04/13/28(a)	EUR1,600	1,761,461
1.38%, 03/03/27	EUR300	339,777
1.63%, 10/13/31(a)	EUR400	408,010
Hemso Treasury OYJ, 0.00%, 01/19/28(a)	EUR420	455,959
Investor AB
1.50%, 09/12/30(a)	EUR850	923,237
1.50%, 06/20/39(a)	EUR300	264,049
4.00%, 03/31/38(a)	EUR300	359,629
Kommunalkredit Austria AG, 4.25%, 04/01/31(a)	EUR200	235,909
Landshypotek Bank AB, 2.59%, 12/16/30(a)	SEK2,000	208,760
Lansforsakringar Bank AB, 3.75%, 01/17/29(a)	EUR400	475,786
Lansforsakringar Hypotek AB
0.00%, 09/27/28(a)	EUR1,000	1,078,253
0.50%, 09/20/28(a)	SEK6,000	598,652
2.75%, 03/25/30(a)	EUR1,000	1,163,244
Security	Par (000)	Value
Sweden (continued)
3.00%, 09/19/29(a)	SEK18,000	$1,924,483
3.13%, 05/03/30(a)	EUR1,000	1,181,374
Series 519, 1.50%, 09/16/26(a)	SEK6,000	628,770
Molnlycke Holding AB
4.25%, 09/08/28(a)	EUR100	119,761
4.25%, 06/11/34(a)	EUR200	240,359
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK4,000	415,598
3.50%, 09/20/28(a)	SEK24,000	2,602,948
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK18,000	1,860,047
Series 5539, 3.50%, Series 5539, 10/26/29(a)	SEK10,000	1,088,693
Sagax AB
4.00%, 03/13/32(a)	EUR100	117,689
4.38%, 05/29/30(a)	EUR100	120,439
Sagax Euro Mtn NL BV, 0.75%, 01/26/28(a)	EUR300	331,982
Sandvik AB, 0.38%, 11/25/28(a)	EUR900	972,648
SBAB Bank AB, 3.38%, 05/21/31, (3-mo. EURIBOR + 1.10%)(a)(b)	EUR500	582,099
Securitas AB
0.25%, 02/22/28(a)	EUR550	604,397
3.38%, 05/20/32(a)	EUR100	115,721
Skandinaviska Enskilda Banken AB
0.38%, 06/21/28(a)	EUR1,150	1,252,206
0.63%, 11/12/29(a)	EUR400	423,307
0.75%, 06/28/27(a)	EUR500	563,058
0.75%, 11/15/27(a)	EUR500	559,310
1.00%, 12/19/29(a)	SEK4,000	394,276
1.75%, 11/11/26(a)	EUR600	688,552
2.38%, 05/08/30(a)	EUR500	572,560
3.00%, 11/06/28(a)	SEK2,000	214,032
3.00%, 12/06/29(a)	SEK30,000	3,206,119
3.13%, 11/05/31(a)	EUR450	520,696
3.20%, 09/30/33(a)	EUR275	318,229
3.25%, 05/04/28(a)	EUR900	1,060,706
3.50%, 08/14/35(a)	EUR300	347,917
3.88%, 05/09/28(a)	EUR750	894,664
4.00%, 11/09/26(a)	EUR400	469,071
4.50%, 11/27/34, (5-year EURIBOR ICE Swap + 1.80%)(a)(b)	EUR250	303,109
Series 580, 1.00%, 12/17/25(a)	SEK4,000	420,560
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK4,000	413,718
SKF AB, 0.25%, 02/15/31(a)	EUR400	425,391
Stadshypotek AB
0.00%, 11/24/28(a)	EUR400	429,295
0.00%, 09/30/30(a)	EUR500	508,614
0.13%, 10/05/26(a)	EUR200	226,414
2.50%, 12/01/27(a)	SEK8,000	846,259
2.63%, 09/27/29	EUR600	696,009
2.88%, 03/31/32(a)	EUR1,200	1,394,401
3.63%, 06/20/28(a)	SEK4,000	434,471
Series 1591, 0.50%, 06/01/26(a)	SEK30,000	3,131,187
Series 1592, 1.00%, 03/01/27(a)	SEK14,000	1,452,355
Series 1594, 2.00%, 09/01/28(a)	SEK10,000	1,041,652
Series 1595, 4.00%, Series 1595, 05/02/29(a)	SEK50,000	5,524,317
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR300	323,414
1.38%, 02/23/29(a)	EUR550	608,276
2.63%, 09/05/29(a)	EUR400	462,316
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
2.88%, 02/17/32(a)	EUR200	$232,120
3.25%, 08/19/32(a)	EUR350	406,502
3.25%, 06/01/33, (5-year EUR Swap + 1.80%)(a)(b)	EUR100	116,493
3.38%, 02/17/28(a)	EUR500	588,669
3.38%, 10/30/35(a)	EUR500	571,869
3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.40%)(a)(b)	EUR200	233,182
3.75%, 11/01/27(a)	EUR200	236,852
3.75%, 02/15/34(a)	EUR300	358,767
Sveriges Sakerstallda Obligationer AB
0.00%, 03/14/30(a)	EUR1,000	1,033,715
0.38%, 06/05/29(a)	EUR250	268,126
0.88%, 03/29/27(a)	EUR350	396,495
1.75%, 02/10/32(a)	EUR200	217,444
2.00%, 06/17/26(a)	SEK5,000	526,297
2.73%, 02/12/30	SEK19,000	2,004,200
3.25%, 05/03/28(a)	EUR400	472,218
Series 148, 0.25%, 06/09/27(a)	SEK24,000	2,451,365
Swedbank AB
1.38%, 12/08/27, (1-year UK Government Bond + 1.00%)(a)(b)	GBP850	1,082,897
2.10%, 05/25/27(a)	EUR500	574,458
2.88%, 04/30/29(a)	EUR750	868,294
2.88%, 02/08/30(a)	EUR300	348,476
4.25%, 07/11/28(a)	EUR800	964,334
4.88%, 10/11/30(a)	GBP100	133,707
Swedbank Hypotek AB
1.00%, 03/18/26(a)	SEK4,000	419,511
1.00%, 03/17/27(a)	SEK12,000	1,244,166
1.38%, 05/31/27(a)	EUR1,000	1,138,289
3.00%, 03/15/28(a)	SEK2,000	213,843
3.13%, 07/05/28(a)	EUR1,050	1,234,134
Series 199, 3.00%, Series 199, 03/28/29(a)	SEK20,000	2,140,393
Series 200, 3.00%, Series 200, 12/27/29(a)	SEK4,000	427,375
Tele2 AB, 2.13%, 05/15/28(a)	EUR525	598,213
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27(a)	EUR700	792,745
Telia Co. AB
2.13%, 02/20/34(a)	EUR650	685,228
2.75%, 06/30/83, (5-year EUR Swap + 1.94%)(a)(b)	EUR300	346,337
4.63%, 12/21/82, (5-year EUR Swap + 2.52.56%)(a)(b)	EUR100	119,142
Vattenfall AB
0.13%, 02/12/29(a)	EUR700	748,230
6.88%, 04/15/39(a)	GBP610	898,794
Volvo Treasury AB
2.00%, 08/19/27(a)	EUR750	858,088
3.13%, 08/26/29(a)	EUR100	116,771
4.63%, 02/14/28(a)	GBP200	265,697
6.13%, 06/22/28(a)	GBP200	273,789
		84,895,793
Switzerland — 0.8%
ABB Finance BV
0.00%, 01/19/30(a)	EUR454	467,789
3.38%, 01/16/31(a)	EUR100	118,075
Adecco International Financial Services BV
1.00%, 03/21/82, (5-year EUR Swap + 1.20.65)(a)(b)	EUR200	224,237
1.25%, 11/20/29(a)	EUR225	243,244
Security	Par (000)	Value
Switzerland (continued)
Argentum Netherlands BV for Givaudan SA, 2.00%, 09/17/30(a)	EUR500	$552,169
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 2.75%, 02/19/49, (3-mo. EURIBOR3.23.2%)(a)(b)	EUR100	113,863
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28(a)	EUR250	278,999
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (3-mo. EURIBOR + 5.10%)(a)(b)(d)	EUR300	353,899
Firmenich Productions Participations SAS, 1.75%, 04/30/30(a)	EUR500	550,684
Gatwick Funding Ltd., 3.63%, 10/16/35(a)	EUR300	348,890
Givaudan Finance Europe BV, 1.63%, 04/22/32(a)	EUR100	105,455
Helvetia Europe SA, 2.75%, 09/30/41, (5-year EUR Swap + 3.90.5)(a)(b)	EUR200	219,485
Holcim Finance Luxembourg SA
0.50%, 09/03/30(a)	EUR200	206,632
0.50%, 04/23/31(a)	EUR750	756,676
0.63%, 04/06/30(a)	EUR250	262,043
2.25%, 05/26/28(a)	EUR1,350	1,543,764
IWG U.S. Finance LLC
5.13%, 05/14/32(a)	EUR100	118,159
6.50%, 06/28/30(a)	EUR200	253,331
Lonza Finance International NV, 3.50%, 09/04/34(a)	EUR300	345,838
Nestle Finance International Ltd., 0.38%, 05/12/32(a)	EUR100	99,325
Novartis Finance SA
0.63%, 09/20/28(a)	EUR700	770,053
1.38%, 08/14/30(a)	EUR820	894,971
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)	CHF3,100	3,835,082
0.00%, 02/26/30(a)	CHF3,000	3,672,981
0.00%, 05/10/45(a)	CHF1,950	2,011,618
0.00%, 08/26/49(a)	CHF1,500	1,480,991
0.13%, 09/23/32(a)	CHF200	241,907
0.25%, 10/06/42(a)	CHF400	444,093
2.00%, 03/03/33(a)	CHF100	137,298
2.00%, 04/02/38(a)	CHF400	568,330
Series 629, 0.50%, Series 629, 10/05/35(a)	CHF500	611,481
Series 636, 0.25%, Series 636, 05/17/40(a)	CHF600	681,239
Series 640, 0.38%, 09/23/43(a)	CHF200	225,678
Series 675, 0.00%, 06/15/27(a)	CHF2,700	3,346,671
Series 682, 0.00%, 04/06/27(a)	CHF1,500	1,859,733
Series 691, 0.25%, 03/15/41(a)	CHF200	225,523
Series 695, 0.00%, 10/26/29(a)	CHF2,000	2,454,312
Series 696, 0.13%, 11/19/32(a)	CHF1,000	1,208,706
Series 697, 0.00%, 05/20/41(a)	CHF5,240	5,662,235
Series 700, 0.13%, 03/19/31(a)	CHF300	366,925
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)	CHF1,400	1,731,919
0.00%, 04/02/31(a)	CHF300	364,514
1.85%, 11/26/38(a)	CHF500	700,528
Series 483, 0.00%, 01/27/27(a)	CHF2,500	3,101,035
Series 515, 0.10%, 12/03/31(a)	CHF500	607,836
Series 519, 0.13%, 04/23/32(a)	CHF425	515,798
Series 524, 0.00%, 06/21/28(a)	CHF225	278,028

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
Series 526, 0.00%, 07/19/30(a)	CHF1,500	$1,832,014
Series 528, 0.00%, 03/15/30(a)	CHF2,500	3,061,662
Series 529, 0.00%, 02/05/29(a)	CHF1,900	2,341,999
Series 530, 0.00%, 03/18/33(a)	CHF2,925	3,492,079
Series 531, 0.00%, 02/15/36(a)	CHF5,360	6,194,565
Series 538, 0.00%, Series 538, 07/25/31(a)	CHF4,200	5,089,743
Richemont International Holding SA
1.13%, 05/26/32(a)	EUR300	310,431
1.50%, 03/26/30(a)	EUR710	778,455
1.63%, 05/26/40(a)	EUR200	176,099
SGS Nederland Holding BV, 3.75%, 09/10/35(a)	EUR100	117,051
SIG Combibloc PurchaseCo Sarl, 3.75%, 03/19/30(a)	EUR100	116,776
Sika Capital BV
1.50%, 04/29/31(a)	EUR300	321,485
3.75%, 05/03/30(a)	EUR250	299,530
Swiss Life Finance I AG, Series ., 3.75%, Series ., 03/24/35(a)	EUR300	351,886
Swiss Life Finance II AG, 4.24%, 10/01/44, (5-year EURIBOR ICE Swap + 3.10%)(a)(b)	EUR300	356,304
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50, (1-year EURIBOR ICE Swap + 2.85%)(a)(b)	EUR300	334,440
Swisscom Finance BV
3.50%, 11/29/31(a)	EUR1,200	1,424,280
3.88%, 05/29/44(a)	EUR950	1,069,353
UBS AG/London
0.00%, 03/31/26(a)	EUR200	228,540
0.25%, 09/01/28(a)	EUR1,000	1,082,395
0.50%, 03/31/31(a)	EUR650	663,100
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.77%)(a)(b)	EUR1,000	1,101,942
0.63%, 01/18/33(a)	EUR650	621,330
0.63%, 02/24/33(a)	EUR500	476,730
0.65%, 01/14/28, (1-year EURIBOR ICE Swap + 0.770%)(a)(b)	EUR700	789,944
1.88%, 11/03/29, (1-day SONIA + 0.96%)(a)(b)	GBP200	244,443
1.88%, 11/03/29, (1-day SONIA + 0.96%)(a)(b)	GBP400	488,887
2.13%, 11/15/29, (1-year UK Government Bond + 1.55%)(a)(b)	GBP500	614,897
2.88%, 02/12/30, #N/A(a)(b)	EUR300	346,891
2.88%, 04/02/32, (1-year EUR Swap + 1.95%)(a)(b)	EUR500	569,148
3.16%, 08/11/31, (1-year EURIBOR ICE Sw0.87%)(a)(b)	EUR200	231,810
3.25%, 02/12/34, (1-year EURIBOR ICE Swap + 1.05%)(a)(b)	EUR400	457,589
3.76%, 08/11/36, (1-year EURIBOR ICE Swap + 1.15%)(a)(b)	EUR400	467,966
7.75%, 03/01/29, #N/A(a)(b)	EUR350	449,263
7.75%, 03/01/29, (1-year EURIBOR ICE Swap + 4.95%)(a)(b)	EUR750	962,706
UBS Switzerland AG
0.00%, 10/31/30(a)	CHF460	556,187
2.75%, 05/19/30(a)	EUR500	578,057
3.15%, 06/21/31(a)	EUR200	234,182
3.30%, 03/05/29(a)	EUR600	708,013
Security	Par (000)	Value
Switzerland (continued)
Zuercher Kantonalbank
0.00%, 05/15/26(a)	EUR200	$227,725
0.05%, 02/05/31(a)	CHF500	605,700
4.16%, 06/08/29, (1-year EURIBOR ICE Sw1.15%)(a)(b)	EUR900	1,075,152
Zurich Finance Ireland Designated Activity Co.
1.63%, 06/17/39(a)	EUR200	185,834
5.13%, 11/23/52, (5-year UK Government Bond + 4.10%)(a)(b)	GBP500	653,209
		87,451,834
United Arab Emirates — 0.0%
Danmarks Skibskredit AS, 3.25%, 03/25/31(a)	EUR200	232,519
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP350	446,880
Emirates NBD Bank PJSC, 5.91%, 06/18/35(a)	AUD2,120	1,444,814
MDGH GMTN RSC Ltd., 6.88%, 03/14/26(a)	GBP100	132,686
		2,256,899
United Kingdom — 1.6%
3i Group PLC
3.75%, 06/05/40(a)	GBP200	212,051
4.88%, 06/14/29(a)	EUR750	909,845
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP200	219,705
Affinity Water Finance PLC, 6.25%, 09/12/40(a)	GBP100	136,133
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP800	763,949
3.80%, 05/20/44(a)	GBP100	110,817
Anglian Water Osprey Financing PLC
4.00%, 03/08/26(a)	GBP200	261,850
6.75%, 08/27/31(a)	GBP200	268,515
Anglian Water Services Financing PLC
4.50%, 02/22/26(a)	GBP350	459,912
6.00%, 06/20/39(a)	GBP500	650,840
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP303	382,142
Associated British Foods PLC, 2.50%, 06/16/34(a)	GBP400	439,366
Assura Financing PLC, 3.00%, 07/19/28(a)	GBP550	690,873
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP250	284,670
Astrazeneca Finance LLC
3.12%, 08/05/30(a)	EUR100	117,582
3.28%, 08/05/33(a)	EUR100	117,370
AstraZeneca PLC
0.38%, 06/03/29(a)	EUR509	544,816
3.75%, 03/03/32(a)	EUR500	605,590
Aviva PLC
1.88%, 11/13/27(a)	EUR366	417,617
4.00%, 06/03/55, (5-year UK Government Bond + 4.70%)(a)(b)	GBP100	113,300
4.63%, 08/28/56, (3-mo. EURIBOR3.053.05%)(a)(b)	EUR125	149,004
5.13%, 06/04/50, (1-day SONIA + 4.02%)(a)(b)	GBP500	659,294
6.88%, 05/20/58, (1-day SONIA + 3.38%)(a)(b)	GBP550	757,105
Babcock International Group PLC, 1.38%, 09/13/27(a)	EUR425	480,124
Barclays PLC
0.58%, 08/09/29, #N/A(a)(b)	EUR1,000	1,088,120
2.17%, 06/23/27(a)(b)	CAD200	142,007
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.25%, 02/12/27(a)	GBP1,050	$1,361,434
3.25%, 01/17/33	GBP1,250	1,449,382
3.94%, 01/31/36, (1-year EURIBOR ICE Sw1.55%)(a)(b)	EUR100	117,871
4.35%, 05/08/35(a)(b)	EUR750	911,725
4.62%, 03/26/37, (5-year EURIBOR ICE Swap + 2.05%)(a)(b)	EUR900	1,080,328
4.97%, 05/31/36, (5-year EURIBOR ICE Swap + 2.10%)(a)(b)	EUR300	366,688
5.26%, 01/29/34, (1-year EUR Swap + 2.52.55%)(a)(b)	EUR700	897,797
7.09%, 11/06/29, (1-year GBP Swap + 2.52.55%)(a)(b)	GBP1,000	1,403,283
BAT International Finance PLC
2.25%, 01/16/30(a)	EUR776	870,293
4.13%, 04/12/32(a)	EUR600	718,676
6.00%, 11/24/34(a)	GBP700	964,325
BAT Netherlands Finance BV, 3.13%, 04/07/28(a)	EUR500	583,749
BG Energy Capital PLC
2.25%, 11/21/29(a)	EUR200	225,978
5.00%, 11/04/36(a)	GBP200	259,757
Blend Funding PLC
2.92%, 04/05/56(a)	GBP200	156,448
Series ETMN, 3.46%, 09/21/49(a)	GBP100	92,850
BP Capital Markets BV, 4.32%, 05/12/35(a)	EUR200	244,625
BP Capital Markets PLC
1.10%, 11/15/34(a)	EUR300	283,892
1.57%, 02/16/27(a)	EUR1,335	1,523,979
1.59%, 07/03/28(a)	EUR550	619,247
2.82%, 04/07/32(a)	EUR190	215,243
3.63%, (5-year EUR Swap + 3.78%)(a)(b)(d)	EUR550	637,039
4.25%, (5-year UK GovernmentBond + 3.887%)(a)(b)(d)	GBP1,000	1,297,617
6.00%, , (5-year UK Government1.73%)(a)(b)(d)	GBP100	134,814
British American Tobacco PLC
4.75%, , (5-year EURIBOR ICE Sw2.28%)(a)(b)(d)	EUR200	233,785
Series ., 4.20%, Series ., , (5-year EURIBOR ICE Swap + 1.96%)(a)(b)(d)	EUR175	203,963
British Telecommunications PLC
2.13%, 09/26/28(a)	EUR450	514,211
3.13%, 11/21/31(a)	GBP450	544,908
3.13%, 02/11/32(a)	EUR900	1,035,789
3.38%, 08/30/32(a)	EUR450	524,631
4.25%, 01/06/33(a)	EUR200	244,264
6.38%, 06/23/37(a)	GBP500	702,874
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP106	135,965
Bunzl Finance PLC
1.50%, 10/30/30(a)	GBP150	171,011
3.38%, 04/09/32(a)	EUR200	230,058
BUPA Finance PLC, 4.13%, 06/14/35(a)	GBP200	231,571
Burberry Group PLC, 5.75%, 06/20/30(a)	GBP200	266,920
Cadent Finance PLC
0.63%, 03/19/30(a)	EUR200	208,822
2.13%, 09/22/28(a)	GBP400	495,259
2.63%, 09/22/38(a)	GBP200	187,927
3.13%, 03/21/40(a)	GBP400	386,618
3.75%, 04/16/33(a)	EUR100	117,130
Security	Par (000)	Value
United Kingdom (continued)
4.25%, 07/05/29(a)	EUR400	$484,821
5.63%, 01/11/36(a)	GBP100	131,512
Cardiff University, 3.00%, 12/07/55(a)	GBP100	79,700
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP200	169,348
CCEP Finance Ireland DAC
0.50%, 09/06/29(a)	EUR425	452,311
0.88%, 05/06/33(a)	EUR400	391,267
1.50%, 05/06/41(a)	EUR200	167,703
Centrica PLC, 7.00%, 09/19/33(a)	GBP295	433,064
Chancellor Masters & Scholars of The University of Cambridge (The), 2.35%, 06/27/78(a)	GBP200	127,918
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50, (1-day SONIA + 0.28%)(a)(b)	GBP250	306,200
Church Commissioners for England, 3.63%, 07/14/52(a)	GBP100	96,132
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP450	682,723
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP100	87,263
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33(a)	EUR200	194,082
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR400	455,069
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26(a)	EUR210	240,407
1.13%, 10/17/28(a)	EUR400	440,966
Clarion Funding PLC, 2.63%, 01/18/29(a)	GBP550	683,319
Close Brothers Finance PLC, 1.63%, 12/03/30(a)	GBP100	110,686
Clydesdale Bank PLC, 0.00%, 09/22/26(a)	EUR400	452,770
Coca-Cola Europacific Partners PLC
0.20%, 12/02/28(a)	EUR450	483,318
1.88%, 03/18/30(a)	EUR300	333,633
3.13%, 06/03/31(a)	EUR375	436,425
3.25%, 03/21/32(a)	EUR200	233,262
Compass Group Finance Netherlands BV, 1.50%, 09/05/28(a)	EUR300	337,910
Compass Group PLC
3.25%, 02/06/31(a)	EUR200	234,703
3.25%, 09/16/33(a)	EUR300	347,773
Coventry Building Society
0.13%, 06/20/26(a)	EUR300	341,414
3.13%, 10/29/29(a)	EUR400	466,015
5.88%, 03/12/30, (1-year UK Government Bond + 1.95%)(a)(b)	GBP400	545,775
Series ., 2.63%, Series ., 10/01/29(a)	EUR400	461,519
CPUK Finance Ltd.
3.69%, 02/28/47(a)	GBP350	445,636
6.14%, 02/28/47(a)	GBP200	275,895
DCC Group Finance Ireland DAC, 4.38%, 06/27/31(a)	EUR200	239,663
Derwent London PLC, 5.25%, 05/30/32(a)	GBP100	133,746
Diageo Capital BV Co.
1.50%, 06/08/29(a)	EUR300	332,220
1.88%, 06/08/34(a)	EUR200	204,858
Diageo Finance PLC
2.50%, 03/27/32(a)	EUR300	334,221
2.75%, 06/08/38(a)	GBP400	405,197
3.13%, 02/28/31(a)	EUR300	348,303
3.25%, 10/03/32(a)	EUR1,300	1,505,201

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.38%, 08/30/35(a)	EUR300	$342,889
3.75%, 10/03/37(a)	EUR700	813,082
3.75%, 08/30/44(a)	EUR100	110,466
DS Smith PLC
4.38%, 07/27/27(a)	EUR500	593,048
4.50%, 07/27/30(a)	EUR200	244,916
DWR Cymru Financing U.K. PLC
1.38%, 03/31/33(a)	GBP600	604,517
5.75%, 09/10/44(a)	GBP100	126,705
Eastern Power Networks PLC, 5.38%, 10/02/39(a)	GBP100	129,315
easyJet FinCo BV, 1.88%, 03/03/28(a)	EUR450	511,303
easyJet PLC, 3.75%, 03/20/31(a)	EUR100	118,155
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP462	522,462
3.53%, 08/07/42(a)	GBP250	263,688
Experian Finance PLC, 3.51%, 12/15/33(a)	EUR200	233,458
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP200	241,962
2.88%, 07/05/51(a)	GBP300	237,397
3.13%, 09/28/41(a)	GBP250	246,031
5.50%, 04/04/42(a)	GBP100	126,907
6.13%, 03/02/28(a)	GBP100	132,062
GlaxoSmithKline Capital PLC
1.00%, 09/12/26(a)	EUR400	456,415
1.38%, 09/12/29(a)	EUR300	330,799
3.38%, 12/20/27(a)	GBP200	259,808
5.25%, 12/19/33	GBP278	383,749
6.38%, 03/09/39	GBP350	503,945
Global Switch Holdings Ltd., 2.25%, 05/31/27(a)	EUR610	697,114
Grainger PLC, 3.00%, 07/03/30(a)	GBP300	362,035
Great Rolling Stock Co. PLC (The), 6.88%, 07/27/35(a)	GBP200	283,636
Greensquareaccord Ltd., 5.25%, 11/30/47(a)	GBP150	176,656
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP200	121,334
Hammerson Ireland Finance DAC, 1.75%, 06/03/27(a)	EUR650	739,858
Hammerson PLC, 5.88%, 10/08/36(a)	GBP100	132,254
Heathrow Funding Ltd.
1.13%, 10/08/32(a)	EUR300	316,508
1.50%, 02/11/32(a)	EUR436	475,970
1.88%, 03/14/36(a)	EUR200	202,465
2.75%, 08/09/51(a)	GBP300	232,569
3.73%, 04/13/35(a)	CAD200	140,219
3.88%, 01/16/38(a)	EUR200	230,643
4.50%, 07/11/35(a)	EUR100	123,464
5.88%, 05/13/43(a)	GBP800	1,043,595
6.45%, 12/10/33(a)	GBP300	426,048
Series MPLE, 3.78%, 09/04/32(a)	CAD200	144,051
Hexagon Housing Association Ltd., 3.63%, 04/22/48(a)	GBP100	91,888
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (1-day SONIA + 2.04%)(a)(b)(d)	GBP350	483,049
HSBC Holdings PLC
0.77%, 11/13/31, (1-year EURIBOR ICE Swap + 4.95%)(a)(b)	EUR400	412,899
3.00%, 07/22/28, (1-year GBP Swap + 1.65%)(b)	GBP970	1,248,822
3.13%, 06/07/28	EUR550	643,461
Security	Par (000)	Value
United Kingdom (continued)
3.31%, 05/13/30, (3-mo. EURIBOR + 1.26%)(a)(b)	EUR1,200	$1,403,628
3.45%, 09/25/30, (3-mo. EURIBOR + 1.18%)(a)(b)	EUR950	1,116,606
3.45%, 09/25/30, (3-mo. EURIBOR1.1891.19%)(a)(b)	EUR200	235,075
3.83%, 09/25/35, (3-mo. EURIBOR + 1.45%)(a)(b)	EUR300	355,770
3.91%, 05/13/34, (3-mo. EURIBOR + 1.54%)(a)(b)	EUR600	713,705
4.19%, 05/19/36, (5-year EURIBOR ICE Sw1.83%)(a)(b)	EUR500	591,531
4.60%, 03/22/35, (5-year EURIBOR ICE Swap + 1.85%)(a)(b)	EUR600	724,473
4.79%, 03/10/32, (3-mo. EURIBOR1.551.55%)(a)(b)	EUR678	844,761
4.86%, 05/23/33, (3-mo. EURIBOR1.9421.94%)(a)(b)	EUR100	125,695
5.29%, 09/16/32, (5-year EUR Swap + 1.65%)(a)(b)	GBP650	872,882
5.81%, 05/22/33, (1-day SONIA + 1.81%)(a)(b)	GBP500	686,006
6.00%, 03/29/40(a)	GBP350	456,614
6.21%, 03/21/34, (3-month BB Swap + 2.32.3%)(a)(b)	AUD550	371,795
6.75%, 09/11/28(a)	GBP800	1,105,195
6.80%, 09/14/31, (3-mo. EURIBOR + 1.60%)(b)	GBP200	285,979
Hyde Housing Association Ltd., 1.75%, 08/18/55(a)	GBP400	221,705
ICG PLC, 2.50%, 01/28/30(a)	EUR300	331,527
IG Group Holdings PLC, 3.13%, 11/18/28(a)	GBP400	500,242
IHG Finance LLC, 3.38%, 09/10/30(a)	EUR100	116,126
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33(a)	EUR200	202,013
5.25%, 02/15/31(a)	EUR300	377,199
Imperial Brands Finance PLC
3.88%, 02/12/34(a)	EUR400	460,805
4.88%, 06/07/32(a)	GBP400	515,250
Informa PLC
1.25%, 04/22/28(a)	EUR100	111,725
3.00%, 10/23/27(a)	EUR800	931,067
3.63%, 10/23/34(a)	EUR200	230,904
InterContinental Hotels Group PLC, 2.13%, 05/15/27(a)	EUR700	803,082
International Consolidated Airlines Group SA, 3.35%, 09/11/30(a)	EUR100	115,853
International Distribution Services PLC, 5.25%, 09/14/28(a)	EUR100	122,571
Investec PLC, 1.88%, 07/16/28, (1-year UK Government1.5%)(a)(b)	GBP900	1,130,014
ITV PLC
1.38%, 09/26/26(a)	EUR250	285,329
4.25%, 06/19/32(a)	EUR200	236,067
J Sainsbury PLC, 5.63%, 01/29/35(a)	GBP200	269,185
Just Group PLC, 6.88%, 03/30/35(a)	GBP300	410,539
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP100	127,788
2.63%, 09/22/39(a)	GBP340	342,276
4.63%, 09/23/34(a)	GBP200	255,265
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Legal & General Group PLC
3.75%, 11/26/49, (5-year UK Government Bond + 4.05%)(a)(b)	GBP200	$251,209
4.38%, 09/04/55, (3-mo. EURIBOR + 2.80%)(a)(b)	EUR100	116,598
4.50%, 11/01/50, (5-year UK GovernmentBond + 4.700%)(a)(b)	GBP100	127,794
5.13%, 11/14/48, (5-year UK Government Bond + 4.65%)(a)(b)	GBP650	860,840
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP100	93,449
LiveWest Treasury PLC, 1.88%, 02/18/56(a)	GBP100	57,324
Lloyds Bank Corporate Markets PLC, 3.25%, 03/24/30(a)	EUR850	998,429
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR200	227,626
6.00%, 02/08/29(a)	GBP1,000	1,389,322
Lloyds Banking Group PLC
2.71%, 12/03/35, (5-year UK Government Bond + 2.40%)(a)(b)	GBP500	583,529
3.13%, 08/24/30, (1-year EUR Swap + 1.51.5%)(a)(b)	EUR300	349,630
3.13%, 08/24/30, (1-year EUR Swap + 1.51.5%)(a)(b)	EUR200	233,087
3.50%, 11/06/30, (1-year EURIBOR ICE Sw0.95%)(a)(b)	EUR300	354,429
3.63%, 03/04/36, (1-year EUR Swap + 1.28%)(a)(b)	EUR300	350,616
3.88%, 05/14/32, (1-year EURIBOR ICE Sw1.18%)(a)(b)	EUR300	357,584
4.75%, 09/21/31, (1-year EUR Swap + 1.60%)(a)(b)	EUR600	745,727
5.25%, 10/04/30, #N/A(a)(b)	GBP200	268,929
5.25%, 10/16/31, (1-year UK Government Bond + 1.25%)(a)(b)	GBP400	537,750
7.09%, 08/31/33, (3-month BB Swap + 2.92.9%)(a)(b)	AUD250	172,012
Logicor U.K. PLC, 1.88%, 11/17/31(a)	GBP200	256,441
London & Quadrant Housing Trust Ltd.
2.13%, 03/31/32(a)	GBP250	276,589
2.63%, 02/28/28(a)	GBP200	251,437
3.13%, 02/28/53(a)	GBP200	162,441
3.75%, 10/27/49(a)	GBP150	141,051
5.50%, 01/27/40(a)	GBP250	321,228
London Power Networks PLC, 3.84%, 06/11/37(a)	EUR200	233,355
London Stock Exchange Group PLC
1.75%, 12/06/27(a)	EUR600	682,181
1.75%, 09/19/29(a)	EUR150	166,176
Lseg Netherlands BV
2.75%, 09/20/27(a)	EUR200	232,313
4.23%, 09/29/30(a)	EUR300	366,084
M&G PLC
5.56%, 07/20/55, (5-year UK Government Bond + 4.16%)(a)(b)	GBP650	822,559
5.63%, 10/20/51, (5-year UK Government5%)(a)(b)	GBP235	309,082
Manchester Airport Group Funding PLC
2.88%, 09/30/44(a)	GBP450	386,596
4.00%, 03/19/35(a)	EUR300	352,335
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP200	159,909
Security	Par (000)	Value
United Kingdom (continued)
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP100	$101,555
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR600	689,390
2.13%, 01/18/42(a)	GBP850	680,551
2.38%, 03/14/32(a)	GBP300	340,496
3.63%, 01/22/33(a)	EUR700	813,716
4.00%, 01/22/37(a)	EUR200	231,533
4.25%, 06/17/35(a)	EUR200	238,293
4.38%, 02/08/27(a)	GBP400	525,769
6.25%, 01/22/45(a)	GBP350	466,796
National Gas Transmission PLC
1.63%, 01/14/43(a)	GBP200	142,706
5.50%, 02/04/34(a)	GBP100	134,488
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32(a)	EUR200	240,036
National Grid Electricity Distribution South Wales PLC, 5.35%, 07/10/39(a)	GBP350	444,684
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP450	553,377
National Grid Electricity Distribution West Midlands PLC, 5.75%, 04/16/32(a)	GBP700	962,792
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP750	631,480
2.30%, 06/22/29(a)	CAD200	138,081
5.27%, 01/18/43(a)	GBP100	121,840
National Grid North America Inc., 3.92%, 06/03/35(a)	EUR550	648,333
National Grid PLC
0.75%, 09/01/33(a)	EUR300	283,090
4.28%, 01/16/35(a)	EUR550	667,107
Nationwide Building Society
0.25%, 09/14/28(a)	EUR950	1,027,335
0.63%, 03/25/27(a)	EUR250	281,922
1.13%, 05/31/28(a)	EUR300	335,256
1.38%, 06/29/32(a)	EUR500	526,103
2.25%, 06/25/29(a)	EUR300	343,426
2.38%, 01/16/29(a)	EUR200	230,257
2.88%, 09/16/32(a)	EUR100	115,284
3.00%, 03/03/30(a)	EUR400	464,513
3.00%, 03/24/32(a)	EUR400	465,898
3.13%, 08/18/32(a)	EUR300	346,395
3.25%, 01/20/28(a)	GBP500	643,570
3.31%, 05/02/34(a)	EUR200	235,235
3.77%, 01/27/36, (3-mo. EURIBOR + 1.23%)(a)(b)	EUR400	472,072
4.38%, 04/16/34, (3-mo. EURIBOR + 1.70%)(a)(b)	EUR600	717,126
4.63%, 10/29/28, (6-mo. EURIBOR2.8752.88%)(a)(b)	EUR250	299,637
5.53%, 01/13/33, (1-year GBP Swap + 1.01.08%)(a)(b)	GBP450	608,970
Natwest Group PLC, 2.11%, 11/28/31, (5-year UK Government Bond + 1.75%)(a)(b)	GBP800	1,027,820
NatWest Group PLC
0.78%, 02/26/30, (3-mo. EURIBOR + 0.94%)(a)(b)	EUR900	972,280
1.04%, 09/14/32, (5-year EUR Swap + 1.20.7)(a)(b)	EUR600	671,695
3.24%, 05/13/30, (3-mo. EURIBOR1.2181.22%)(a)(b)	EUR200	233,360

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.58%, 09/12/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR450	$531,560
3.62%, 03/29/29, (1-year UK Government2.1%)(a)(b)	GBP700	902,875
3.63%, 09/03/34, (3-mo. EURIBOR + 1.16%)(a)(b)	EUR500	582,421
3.67%, 08/05/31, (3-mo. EURIBOR + 1.09%)(a)(b)	EUR100	118,848
3.72%, 02/25/35, (5-year EURIBOR ICE Sw1.4%)(a)(b)	EUR700	814,293
3.99%, 05/13/36, (3-mo. EURIBOR1.5241.52%)(a)(b)	EUR400	477,890
NatWest Markets PLC
0.13%, 11/12/25(a)	EUR650	748,877
3.00%, 09/03/30(a)	EUR500	578,364
3.13%, 01/10/30(a)	EUR550	641,667
5.00%, 11/18/29(a)	GBP100	133,611
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP1,100	1,456,449
NewRiver REIT PLC, 3.50%, 03/07/28(a)	GBP200	253,795
Northern Gas Networks Finance PLC, 6.13%, 06/02/33(a)	GBP200	279,287
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP400	218,403
Northern Powergrid Yorkshire PLC, 2.25%, 10/09/59(a)	GBP100	62,676
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP210	269,264
5.63%, 04/29/33(a)	GBP850	1,134,482
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP100	94,238
3.25%, 10/12/48(a)	GBP100	86,585
3.75%, 12/20/32(a)	GBP200	241,932
5.25%, 07/07/42(a)	GBP250	304,189
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP150	131,771
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP200	192,525
OSB Group PLC, 8.88%, 01/16/30, (1-year UK Government Bond + 5.25%)(a)(b)	GBP200	293,922
Paradigm Homes Charitable Housing Association Ltd., 5.25%, 04/04/44(a)	GBP100	123,430
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP100	94,322
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP250	273,054
3.25%, 09/14/48(a)	GBP200	170,817
Pearson Funding PLC, 5.38%, 09/12/34(a)	GBP100	131,033
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP863	1,147,918
Phoenix Group Holdings PLC
5.63%, 04/28/31(a)	GBP100	132,611
5.63%, 04/28/31(a)	GBP150	198,916
5.87%, 06/13/29(a)	GBP400	539,486
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP300	383,195
Places For People Treasury PLC
2.50%, 01/26/36(a)	GBP350	346,707
6.25%, 12/06/41(a)	GBP200	268,420
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP350	286,090
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP200	246,395
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30(a)	EUR416	441,291
Security	Par (000)	Value
United Kingdom (continued)
Reckitt Benckiser Treasury Services PLC
1.75%, 05/19/32(a)	GBP300	$334,172
3.50%, 09/10/34(a)	EUR900	1,045,935
3.63%, 06/20/29(a)	EUR300	356,816
5.63%, 12/14/38(a)	GBP450	601,041
RELX Finance BV
3.38%, 03/20/33(a)	EUR300	349,388
3.75%, 06/12/31(a)	EUR450	539,360
Rentokil Initial Finance BV, 4.38%, 06/27/30(a)	EUR300	364,836
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49, (5-year UK Government Bond + 5.10%)(a)(b)	GBP200	222,437
Rothesay Life PLC
3.38%, 07/12/26(a)	GBP250	325,715
7.02%, 12/10/34(a)	GBP400	560,316
Sage Group PLC (The), 2.88%, 02/08/34(a)	GBP350	393,266
Saltaire Finance PLC, 4.82%, 12/01/33(a)	GBP500	667,800
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP300	216,712
6.70%, 03/23/39	GBP200	292,895
Santander U.K. Group Holdings PLC
0.60%, 09/13/29, (1-year EUR Swap + 0.80%)(a)(b)	EUR1,000	1,088,316
3.53%, 08/25/28, (5-year EUR Swap + 2.00%)(a)(b)	EUR850	998,232
Santander U.K. PLC
1.13%, 03/12/27(a)	EUR600	681,114
3.00%, 03/12/29(a)	EUR400	468,380
3.13%, 05/12/31(a)	EUR600	704,004
5.25%, 02/16/29(a)	GBP150	203,691
Scottish Hydro Electric Transmission PLC
2.13%, 03/24/36(a)	GBP600	595,352
3.38%, 09/04/32(a)	EUR900	1,046,776
3.38%, 11/02/33(a)	EUR100	115,063
Scottish Widows Ltd., 7.00%, 06/16/43(a)	GBP200	275,001
Segro Capital SARL, 0.50%, 09/22/31(a)	EUR300	295,222
Segro PLC
2.38%, 10/11/29(a)	GBP410	500,989
5.13%, 12/06/41(a)	GBP100	123,509
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP300	250,172
2.75%, 12/05/31(a)	GBP750	877,702
3.63%, 01/16/26(a)	GBP200	262,347
3.88%, 08/04/35(a)	EUR250	292,375
3.88%, 08/04/37(a)	EUR300	345,430
4.00%, 03/05/34(a)	EUR200	239,121
5.88%, 07/31/38(a)	GBP100	134,409
Sky Ltd.
2.25%, 11/17/25(a)	EUR600	691,577
6.00%, 05/21/27	GBP650	877,819
Smiths Group PLC, 2.00%, 02/23/27(a)	EUR500	571,603
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP800	1,107,012
South West Water Finance PLC, 5.75%, 12/11/32(a)	GBP200	272,700
Southern Gas Networks PLC
3.10%, 09/15/36(a)	GBP450	473,300
3.50%, 10/16/30(a)	EUR200	235,052
6.25%, 05/07/39(a)	GBP100	135,055
Southern Housing, 3.50%, 10/19/47(a)	GBP300	274,909
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP100	97,681
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP200	$188,790
5.13%, 09/30/56	GBP136	150,338
Sovereign Housing Capital PLC
2.38%, 11/04/48(a)	GBP100	73,019
5.50%, 01/24/57(a)	GBP200	245,021
SP Transmission PLC, 2.00%, 11/13/31(a)	GBP473	537,569
SSE PLC
3.50%, 03/18/32(a)	EUR450	529,775
4.00%, (1-day SONIA + 2.62%)(a)(b)(d)	EUR450	527,298
4.50%, , (5-year EURIBOR ICE Sw2.14%)(a)(b)(d)	EUR100	117,963
8.38%, 11/20/28(a)	GBP280	409,729
Standard Chartered PLC
3.86%, 03/17/33, (1-year EURIBOR ICE Swap + 1.30%)(a)(b)	EUR100	118,498
4.20%, 03/04/32, (1-year EUR Swap + 1.45%)(a)(b)	EUR500	605,662
4.38%, 01/18/38(a)	GBP200	238,911
4.87%, 05/10/31, (1-year EUR Swap + 1.81.85%)(a)(b)	EUR600	746,108
SW Finance I PLC
6.19%, 03/31/29(a)	GBP575	780,971
6.88%, 08/07/32(a)	GBP200	272,340
7.38%, 12/12/41(a)	GBP200	269,135
Series A4, 6.64%, 03/31/26(a)	GBP240	315,288
TC Dudgeon Ofto PLC, 3.16%, 11/12/38(a)	GBP80	91,913
Telereal Securitisation PLC
1.96%, 12/10/33, (1-day SONIA + 4.44%)(a)(b)	GBP100	130,866
3.56%, 12/10/36(a)	GBP200	244,886
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26(a)	EUR300	343,179
2.75%, 04/27/30(a)	GBP400	486,609
3.38%, 05/06/32(a)	EUR100	116,091
4.25%, 02/27/31(a)	EUR100	121,687
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP685	912,547
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP85	109,590
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP250	355,091
THFC Funding No. 3 PLC, 5.20%, 10/11/45(a)	GBP200	246,851
Together Housing Finance PLC, 4.50%, 12/17/42(a)	GBP100	111,461
TP ICAP Finance PLC, 6.38%, 06/12/32(a)	GBP100	135,975
Unilever Capital Corp.
2.75%, 05/22/30(a)	EUR200	231,598
3.38%, 05/22/35(a)	EUR200	231,957
3.40%, 06/06/33(a)	EUR300	353,237
Unilever Finance Netherlands BV, 2.25%, 05/16/34(a)	EUR100	107,500
Unilever PLC, 1.50%, 06/11/39(a)	EUR200	182,368
UNITE Group PLC (The), 5.63%, 06/25/32(a)	GBP100	135,111
United Utilities Water Finance PLC
1.75%, 02/10/38(a)	GBP750	649,813
2.63%, 02/12/31(a)	GBP300	356,312
3.75%, 05/23/34(a)	EUR300	350,884
3.75%, 08/07/35(a)	EUR200	231,516
5.25%, 01/22/46(a)	GBP200	235,466
University of Leeds, 3.13%, 12/19/50(a)	GBP100	86,434
University of Liverpool, 3.38%, 06/25/55(a)	GBP100	88,222
Security	Par (000)	Value
United Kingdom (continued)
University of Oxford, 2.54%, 12/08/2117(a)	GBP350	$219,103
University of Southampton, 2.25%, 04/11/57(a)	GBP100	65,393
Urenco Finance NV, 3.25%, 06/13/32(a)	EUR400	461,242
Utmost Group PLC, 4.00%, 12/15/31(a)	GBP100	119,217
Virgin Money U.K. PLC, 7.63%, 08/23/29, (1-year UK Government Bond + 3.05%)(a)(b)	GBP700	996,881
Vodafone Group PLC
1.60%, 07/29/31(a)	EUR200	214,588
1.63%, 11/24/30(a)	EUR100	108,992
2.50%, 05/24/39(a)	EUR400	394,214
2.88%, 11/20/37(a)	EUR200	210,881
5.13%, 12/02/52(a)	GBP100	113,635
5.90%, 11/26/32(a)	GBP150	212,661
6.38%, 07/03/50(a)	GBP200	271,818
Vodafone International Financing DAC
3.38%, 07/03/33(a)	EUR100	115,953
3.38%, 08/01/33(a)	EUR100	115,470
3.75%, 12/02/34(a)	EUR450	530,636
3.88%, 07/03/38(a)	EUR100	115,087
4.00%, 02/10/43(a)	EUR200	224,736
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP200	161,908
3.00%, 08/03/38(a)	GBP200	202,716
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR600	682,016
1.50%, 07/14/71(a)	GBP400	184,323
2.52%, 02/07/2118(a)	GBP150	93,092
Wessex Water Services Finance PLC
5.13%, 10/31/32(a)	GBP200	261,076
5.13%, 10/31/32(a)	GBP200	261,076
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP100	108,775
Whitbread Group PLC, 5.50%, 05/31/32(a)	GBP200	266,329
WPP Finance 2013, 4.00%, 09/12/33(a)	EUR275	317,263
WPP Finance SA
2.25%, 09/22/26(a)	EUR307	352,645
3.75%, 05/19/32(a)	GBP350	419,251
4.13%, 05/30/28(a)	EUR500	593,685
Yorkshire Building Society
2.75%, 01/28/30(a)	EUR400	462,931
3.00%, 04/16/31(a)	EUR300	349,957
3.51%, 10/11/30, (1-year UK Government2.05%)(a)(b)	GBP200	253,317
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP200	207,994
2.75%, 04/18/41(a)	GBP550	476,210
5.25%, 04/28/30(a)	GBP200	264,452
6.00%, 07/22/33(a)	GBP100	133,849
6.63%, 07/22/40(a)	GBP100	134,935
		174,277,180
United States — 2.2%
3M Co.
1.50%, 11/09/26	EUR250	285,704
1.75%, 05/15/30	EUR300	329,309
Abbott Ireland Financing DAC, 1.50%, 09/27/26(a)	EUR500	572,819
AbbVie Inc., 0.75%, 11/18/27	EUR900	1,006,390
Air Lease Corp., 3.70%, 04/15/30	EUR350	409,794
Air Products and Chemicals Inc.
0.80%, 05/05/32	EUR500	498,632
2.95%, 05/14/31	EUR300	345,006
3.45%, 02/14/37	EUR250	279,853

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Albemarle New Holding GmbH, 1.63%, 11/25/28(a)	EUR200	$223,649
Alphabet Inc.
3.38%, 05/06/37	EUR800	918,966
3.88%, 05/06/45	EUR500	572,916
4.00%, 05/06/54	EUR200	226,580
Series ., 3.00%, Series ., 05/06/33	EUR100	115,961
Altria Group Inc., 3.13%, 06/15/31	EUR300	344,686
American Honda Finance Corp.
1.50%, 10/19/27	GBP500	622,467
3.30%, 03/21/29	EUR1,300	1,525,002
3.65%, 04/23/31	EUR500	590,215
American International Group Inc., 1.88%, 06/21/27	EUR250	285,427
American Medical Systems Europe BV
1.38%, 03/08/28	EUR600	675,724
1.88%, 03/08/34	EUR400	414,214
3.25%, 03/08/34	EUR100	115,202
3.50%, 03/08/32	EUR500	591,639
American Tower Corp.
0.95%, 10/05/30	EUR450	471,368
1.95%, 05/22/26	EUR325	373,931
3.63%, 05/30/32	EUR500	587,769
4.10%, 05/16/34	EUR100	119,408
4.63%, 05/16/31	EUR400	495,804
Amgen Inc., 4.00%, 09/13/29(a)	GBP450	583,360
Amphenol Corp., Series ., 3.13%, Series ., 06/16/32	EUR200	231,422
Apple Inc.
0.50%, 11/15/31	EUR300	306,234
0.75%, 02/25/30(a)	CHF250	315,129
3.05%, 07/31/29	GBP200	255,408
3.60%, 07/31/42	GBP450	491,496
Aptiv PLC / Aptiv Global Financing Ltd., 4.25%, 06/11/36	EUR200	235,234
AT&T Inc.
1.60%, 05/19/28	EUR400	451,050
1.60%, 05/19/28	EUR700	789,338
2.05%, 05/19/32	EUR450	484,565
2.35%, 09/05/29	EUR200	227,140
2.60%, 12/17/29	EUR755	863,936
3.15%, 09/04/36	EUR950	1,038,502
3.55%, 12/17/32	EUR500	585,762
4.00%, 11/25/25	CAD150	107,007
4.05%, 06/01/37	EUR300	354,242
4.30%, 11/18/34	EUR1,100	1,339,228
4.60%, 09/19/28(a)	AUD200	131,294
4.85%, 05/25/47	CAD150	104,281
4.88%, 06/01/44	GBP600	685,492
5.10%, 11/25/48	CAD150	107,726
5.50%, 03/15/27(a)	GBP450	599,893
7.00%, 04/30/40	GBP400	526,072
Athene Global Funding
0.37%, 09/10/26(a)	EUR400	452,547
0.63%, 01/12/28(a)	EUR750	827,055
1.88%, 11/30/28(a)	GBP100	120,982
2.88%, 07/21/28(a)	EUR275	316,366
3.72%, 08/22/32(a)	EUR300	346,094
4.76%, 04/21/27(a)	AUD200	130,431
5.15%, 11/01/29(a)	GBP200	265,718
5.86%, 09/19/35(a)	GBP100	132,038
Security	Par (000)	Value
United States (continued)
Series MPLE, 4.61%, Series MPLE, 09/19/35	CAD500	$359,299
Avery Dennison Corp.
3.75%, 11/04/34	EUR100	115,817
4.00%, 09/11/35	EUR100	117,463
Bank of America Corp.
0.58%, 08/24/28, (3-mo. EURIBOR + 0.76%)(a)(b)	EUR1,150	1,281,966
0.65%, 10/26/31, (3-mo. EURIBOR + 0.94%)(a)(b)	EUR400	411,481
0.69%, 03/22/31, (3-mo. EURIBOR0.79%)(a)(b)	EUR1,150	1,206,360
1.10%, 05/24/32, (3-mo. EURIBOR0.95%)(a)(b)	EUR400	415,133
1.66%, 04/25/28, (3-mo. EURIBOR + 0.89%)(a)(b)	EUR750	854,796
1.67%, 06/02/29, (1-year UK GovernmentBond + 1.100%)(a)(b)	GBP700	860,231
2.82%, 04/27/33, (3-mo. EURIBOR + 1.20%)(a)(b)	EUR300	338,486
3.26%, 01/28/31, (3-mo. EURIBOR0.920.9%)(a)(b)	EUR1,100	1,286,599
3.49%, 03/10/34, (3-mo. EURIBOR1.111.1%)(a)(b)	EUR200	232,808
3.62%, 03/16/28(b)	CAD600	431,598
3.65%, 03/31/29, (3-mo. EURIBOR + 3.67%)(a)(b)	EUR1,000	1,182,010
Series MPLE, 2.60%, 04/04/29(b)	CAD100	70,576
Baxter International Inc., 1.30%, 05/15/29	EUR250	273,970
Becton Dickinson & Co., 3.83%, 06/07/32	EUR500	594,550
Becton Dickinson Euro Finance SARL
0.33%, 08/13/28	EUR725	787,627
1.21%, 06/04/26	EUR300	343,813
1.34%, 08/13/41	EUR500	391,601
4.03%, 06/07/36	EUR200	236,099
Berkshire Hathaway Finance Corp.
1.50%, 03/18/30	EUR200	220,492
2.00%, 03/18/34	EUR500	525,950
2.38%, 06/19/39	GBP700	654,415
2.63%, 06/19/59	GBP600	428,972
Berkshire Hathaway Inc.
0.50%, 01/15/41	EUR300	218,058
1.13%, 03/16/27	EUR590	668,986
2.15%, 03/15/28	EUR200	229,213
Blackstone Holdings Finance Co. LLC
1.50%, 04/10/29(a)	EUR900	995,871
3.50%, 06/01/34(a)	EUR100	116,763
Blackstone Property Partners Europe Holdings SARL, 1.75%, 03/12/29(a)	EUR250	275,773
Booking Holdings Inc.
1.80%, 03/03/27	EUR430	491,869
1.80%, 03/03/27	EUR100	114,388
3.75%, 11/21/37	EUR100	114,977
3.88%, 03/21/45	EUR200	217,742
4.00%, 11/15/26	EUR535	626,504
4.00%, 03/01/44	EUR900	999,473
4.13%, 05/12/33	EUR200	242,946
4.13%, 05/12/33	EUR750	911,047
4.13%, 05/09/38	EUR100	117,767
4.50%, 11/15/31	EUR525	651,203
BorgWarner Inc., 1.00%, 05/19/31	EUR200	205,142
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
BP Capital Markets BV
1.47%, 09/21/41(a)	EUR300	$239,356
3.36%, 09/12/31(a)	EUR300	351,207
BP Capital Markets PLC
5.07%, 09/12/36(a)	GBP200	259,176
Series ., 4.38%, Series ., , (5-year EUR Swap + 2.22%)(a)(b)(d)	EUR200	236,038
Carrier Global Corp.
3.63%, 01/15/37	EUR300	340,477
4.50%, 11/29/32	EUR300	370,739
Caterpillar Financial Services Corp., 4.62%, 02/28/28(a)	GBP400	530,981
CCF SFH SACA, 2.75%, 05/07/31(a)	EUR1,100	1,264,929
Chubb INA Holdings LLC
1.40%, 06/15/31	EUR330	348,660
2.50%, 03/15/38	EUR400	406,129
Citigroup Inc.
1.25%, 04/10/29(a)	EUR400	440,513
1.50%, 10/26/28(a)	EUR950	1,065,473
1.75%, 10/23/26	GBP100	128,145
1.75%, 10/23/26	GBP100	128,145
2.93%, 10/22/30, (3-mo. EURIBOR + 0.78%)(b)	EUR2,100	2,418,937
3.49%, 10/22/34, #N/A(b)	EUR900	1,034,331
3.75%, 05/14/32, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR100	118,686
4.11%, 09/22/33, #N/A(a)(b)	EUR300	362,978
4.11%, 09/22/33, (3-mo. EURIBOR + 1.60%)(a)(b)	EUR200	241,985
4.11%, 04/29/36, (3-mo. EURIBOR + 1.58%)(b)	EUR600	717,793
4.30%, 07/23/36, (3-mo. EURIBOR1.6111.61%)(b)	EUR200	236,561
4.55%, 06/03/35(b)	CAD400	292,018
5.07%, 04/29/28(b)	CAD300	220,460
7.38%, 09/01/39(a)	GBP400	616,680
CNH Industrial Finance Europe SA, 1.75%, 03/25/27(a)	EUR450	513,444
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR300	354,650
Coca-Cola Co. (The)
0.13%, 03/09/29	EUR676	721,050
1.00%, 03/09/41	EUR300	236,306
1.63%, 03/09/35	EUR1,163	1,163,957
3.13%, 05/14/32	EUR500	582,467
3.38%, 08/15/37	EUR300	342,626
3.75%, 08/15/53	EUR200	218,132
Colgate-Palmolive Co., 0.50%, 03/06/26	EUR360	412,618
Comcast Corp.
0.25%, 09/14/29	EUR100	104,853
1.25%, 02/20/40	EUR300	253,879
1.88%, 02/20/36	GBP350	338,474
3.55%, 09/26/36	EUR400	458,979
5.25%, 09/26/40	GBP200	250,611
CRH Finance DAC, 1.38%, 10/18/28(a)	EUR300	333,967
Crh Finance U.K. PLC, 4.13%, 12/02/29(a)	GBP300	390,128
CRH SMW Finance DAC, 4.25%, 07/11/35(a)	EUR400	486,000
Danaher Corp., 2.50%, 03/30/30	EUR200	229,387
DH Europe Finance II Sarl, 1.80%, 09/18/49	EUR100	75,214
DH Europe Finance II SARL
0.45%, 03/18/28	EUR275	303,145
0.75%, 09/18/31	EUR600	612,395
Security	Par (000)	Value
United States (continued)
1.35%, 09/18/39	EUR450	$388,042
DH Europe Finance SARL, 1.20%, 06/30/27	EUR500	566,484
Digital Dutch Finco BV
1.00%, 01/15/32(a)	EUR550	547,455
1.50%, 03/15/30(a)	EUR300	324,127
3.88%, 09/13/33(a)	EUR100	116,284
3.88%, 07/15/34(a)	EUR300	346,531
Digital Euro Finco LLC, 1.13%, 04/09/28(a)	EUR200	222,396
Digital Intrepid Holding BV
0.63%, 07/15/31(a)	EUR400	395,639
1.38%, 07/18/32(a)	EUR100	100,544
Digital Stout Holding LLC, 3.75%, 10/17/30(a)	GBP200	251,294
Dover Corp., 0.75%, 11/04/27	EUR300	334,000
Dow Chemical Co. (The), 1.13%, 03/15/32	EUR400	398,583
Duke Energy Corp.
3.10%, 06/15/28	EUR350	407,649
3.75%, 04/01/31	EUR400	472,148
DXC Capital Funding DAC, 0.45%, 09/15/27(a)	EUR300	330,916
Eaton Capital ULC, 0.58%, 03/08/30(a)	EUR100	105,154
Eaton Capital UnLtd Co.
3.60%, 05/21/31(a)	EUR200	238,428
3.80%, 05/21/36(a)	EUR200	235,359
Eli Lilly & Co.
0.63%, 11/01/31	EUR400	408,062
1.13%, 09/14/51	EUR575	368,066
1.38%, 09/14/61	EUR100	57,080
1.63%, 06/02/26	EUR350	402,176
Emerson Electric Co., 3.50%, 03/15/37	EUR250	290,801
Equinix Europe 2 Financing Corp. LLC
3.25%, 05/19/29	EUR200	232,823
3.25%, 03/15/31	EUR450	518,092
3.63%, 11/22/34	EUR200	226,977
3.65%, 09/03/33	EUR200	230,790
4.00%, 05/19/34	EUR200	234,684
Equinix Inc., 0.25%, 03/15/27	EUR250	279,871
Experian Europe DAC, 1.56%, 05/16/31(a)	EUR450	483,946
Experian Finance PLC
1.38%, 06/25/26(a)	EUR200	229,275
3.25%, 04/07/32(a)	GBP200	244,543
Exxon Mobil Corp.
0.84%, 06/26/32	EUR350	351,271
1.41%, 06/26/39	EUR500	427,490
FedEx Corp.
1.63%, 01/11/27	EUR990	1,130,794
4.13%, 07/30/37	EUR100	115,868
Series ., 1.30%, Series ., 08/05/31	EUR307	311,586
Ferrovial Emisiones SA, 0.54%, 11/12/28(a)	EUR100	108,855
Fidelity National Information Services Inc.
1.00%, 12/03/28	EUR350	380,543
1.50%, 05/21/27	EUR600	679,700
2.95%, 05/21/39	EUR200	206,071
Fiserv Funding ULC
3.50%, 06/15/32	EUR550	627,809
4.00%, 06/15/36	EUR850	967,916
Fiserv Inc.
1.63%, 07/01/30	EUR150	160,504
3.00%, 07/01/31	GBP300	356,005
4.50%, 05/24/31	EUR200	241,147
Ford Credit Canada Co.
4.79%, 09/12/29	CAD200	144,238
5.58%, 05/23/31	CAD300	220,800

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
5.67%, 02/20/30	CAD200	$148,366
6.38%, 11/10/28	CAD400	302,305
Ford Motor Credit Co. LLC
4.07%, 08/21/30	EUR400	466,343
4.17%, 11/21/28	EUR200	236,119
4.45%, 02/14/30	EUR400	473,171
4.45%, 09/16/32	EUR200	233,682
4.87%, 08/03/27	EUR600	715,384
5.78%, 04/30/30	GBP200	264,230
6.13%, 05/15/28	EUR500	616,995
GA Global Funding Trust, 3.75%, 06/20/32(a)	EUR550	633,788
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR50	59,247
General Electric Co.
1.50%, 05/17/29	EUR325	362,450
2.13%, 05/17/37	EUR600	598,060
4.13%, 09/19/35(a)	EUR250	305,542
General Mills Inc.
3.65%, 10/23/30	EUR400	474,686
3.85%, 04/23/34	EUR300	353,005
General Motors Financial Co. Inc.
0.60%, 05/20/27(a)	EUR900	1,008,726
0.65%, 09/07/28(a)	EUR300	326,897
3.70%, 07/14/31(a)	EUR200	235,380
4.00%, 07/10/30(a)	EUR1,500	1,794,509
4.30%, 02/15/29(a)	EUR125	150,415
General Motors Financial of Canada Ltd.
5.00%, 02/09/29	CAD200	149,163
5.10%, 07/14/28	CAD200	149,080
5.20%, 02/09/28	CAD250	185,600
Global Payments Inc., 4.88%, 03/17/31	EUR300	363,076
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28(a)	EUR1,117	1,227,350
0.88%, 01/21/30(a)	EUR200	214,582
1.00%, 03/18/33(a)	EUR650	647,377
1.63%, 07/27/26(a)	EUR455	522,270
1.88%, 12/16/30(a)	GBP450	522,100
2.00%, 03/22/28(a)	EUR550	628,469
3.13%, 07/25/29(a)	GBP350	439,101
3.50%, 01/23/33, (3-mo. EURIBOR + 1.15%)(a)(b)	EUR1,150	1,348,864
7.25%, 04/10/28	GBP795	1,114,307
Series MPLE, 2.01%, 02/28/29(b)	CAD300	209,333
Haleon Netherlands Capital BV
1.75%, 03/29/30(a)	EUR200	220,901
2.13%, 03/29/34(a)	EUR200	210,322
Haleon U.K. Capital PLC
2.88%, 10/29/28(a)	GBP200	254,330
3.38%, 03/29/38(a)	GBP200	217,249
Highland Holdings SARL
0.32%, 12/15/26	EUR1,400	1,578,369
2.88%, 11/19/27	EUR400	464,121
Honeywell International Inc.
0.75%, 03/10/32	EUR300	299,194
3.75%, 05/17/32	EUR100	118,651
3.75%, 03/01/36	EUR300	348,672
4.13%, 11/02/34	EUR352	425,721
IHG Finance LLC, 3.63%, 09/27/31(a)	EUR200	233,998
Illinois Tool Works Inc.
2.13%, 05/22/30	EUR260	291,301
3.38%, 05/17/32	EUR450	527,988
Security	Par (000)	Value
United States (continued)
International Business Machines Corp.
0.30%, 11/02/26	JPY100,000	$641,010
0.30%, 02/11/28	EUR1,130	1,242,836
1.25%, 02/09/34	EUR300	294,570
1.25%, 02/09/34	EUR100	98,190
1.75%, 01/31/31	EUR505	549,757
2.90%, 02/10/30	EUR1,050	1,220,980
3.15%, 02/10/33	EUR1,350	1,553,487
3.45%, 02/10/37	EUR200	227,620
3.63%, 02/06/31	EUR100	118,992
3.80%, 02/10/45	EUR300	329,368
4.00%, 02/06/43	EUR400	459,699
John Deere Bank SA, 3.30%, 10/15/29(a)	EUR350	413,486
John Deere Capital Corp., 3.45%, 07/16/32(a)	EUR400	472,767
John Deere Cash Management SARL, 2.20%, 04/02/32(a)	EUR350	386,739
John Deere Financial Inc.
2.58%, 10/16/26	CAD200	142,634
4.38%, 07/11/28	CAD200	147,773
5.17%, 09/15/28	CAD600	452,932
Johnson & Johnson
1.65%, 05/20/35	EUR400	406,484
2.70%, 02/26/29	EUR300	349,813
3.05%, 02/26/33	EUR100	117,141
3.20%, 06/01/32	EUR200	236,819
3.35%, 06/01/36	EUR450	523,489
3.35%, 02/26/37	EUR300	347,063
3.60%, 02/26/45	EUR200	226,125
3.70%, 02/26/55	EUR400	439,184
Johnson Controls International PLC, 4.25%, 05/23/35	EUR430	525,486
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR0.650.65%)(a)(b)	EUR550	545,075
1.05%, 11/04/32, (3-mo. EURIBOR0.87%)(a)(b)	EUR650	667,570
1.81%, 06/12/29, (3-mo. EURIBOR + 0.95%)(a)(b)	EUR450	509,422
1.90%, 04/28/33, (1-day SONIA + 1.13%)(a)(b)	GBP200	224,263
1.96%, 03/23/30, (3-mo. EURIBOR1.131.13%)(a)(b)	EUR963	1,083,852
2.88%, 05/24/28(a)	EUR450	525,369
3.50%, 12/18/26(a)	GBP350	456,916
3.59%, 01/23/36, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR400	465,788
3.67%, 06/06/28, (3-mo. EURIBOR + 0.60%)(a)(b)	EUR400	470,017
3.76%, 03/21/34, #N/A(a)(b)	EUR1,900	2,259,410
Series MPLE, 1.90%, 03/05/28(b)	CAD200	140,787
Kinder Morgan Inc., 2.25%, 03/16/27	EUR300	344,102
Kraft Heinz Foods Co.
2.25%, 05/25/28(a)	EUR1,150	1,315,264
3.25%, 03/15/33	EUR200	226,734
4.13%, 07/01/27(a)	GBP100	130,741
Liberty Mutual Group Inc., 3.88%, 09/26/35(a)	EUR700	805,253
Linde Finance BV, 0.25%, 05/19/27(a)	EUR600	670,147
Linde PLC
0.38%, 09/30/33(a)	EUR500	465,170
1.00%, 09/30/51(a)	EUR100	61,133
1.38%, 03/31/31(a)	EUR700	747,973
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
2.63%, 02/18/29(a)	EUR500	$578,733
3.25%, 02/18/37(a)	EUR300	337,131
3.38%, 06/04/30(a)	EUR300	355,061
3.40%, 02/14/36(a)	EUR300	343,752
3.75%, 06/04/44(a)	EUR200	227,371
LKQ Dutch Bond BV, 4.13%, 03/13/31	EUR100	118,030
LYB International Finance II BV, 0.88%, 09/17/26	EUR200	227,375
Marsh & McLennan Companies Inc., 1.98%, 03/21/30	EUR200	222,415
MassMutual Global Funding II
3.25%, 06/11/32(a)	EUR300	344,502
4.13%, 07/15/32(a)	CAD200	145,831
4.63%, 10/05/29(a)	GBP100	132,266
Mastercard Inc., 1.00%, 02/22/29	EUR500	550,533
McDonald's Corp.
0.90%, 06/15/26(a)	EUR400	457,432
1.60%, 03/15/31(a)	EUR500	538,650
1.75%, 05/03/28(a)	EUR900	1,021,571
2.95%, 03/15/34(a)	GBP200	230,822
3.50%, 05/21/32(a)	EUR400	470,493
3.75%, 05/31/38(a)	GBP200	223,172
3.88%, 02/20/31(a)	EUR100	120,553
4.13%, 11/28/35(a)	EUR300	361,383
4.25%, 03/07/35(a)	EUR300	365,982
4.86%, 05/21/31	CAD200	151,930
McKesson Corp.
1.50%, 11/17/25	EUR600	691,384
3.13%, 02/17/29	GBP200	253,830
Medtronic Global Holdings SCA
0.75%, 10/15/32	EUR100	98,956
1.00%, 07/02/31	EUR1,050	1,092,056
1.13%, 03/07/27	EUR920	1,044,144
1.38%, 10/15/40	EUR200	165,704
1.75%, 07/02/49	EUR500	367,296
1.75%, 07/02/49	EUR200	146,918
3.38%, 10/15/34	EUR1,000	1,167,177
Medtronic Inc.
3.65%, 10/15/29	EUR225	269,001
3.88%, 10/15/36	EUR350	417,171
4.15%, 10/15/43	EUR200	233,303
4.15%, 10/15/53	EUR500	559,958
Merck & Co. Inc.
1.38%, 11/02/36	EUR200	188,129
2.50%, 10/15/34	EUR200	219,068
Metropolitan Life Global Funding I
1.95%, 03/20/28(a)	CAD400	279,210
3.25%, 03/31/30(a)	EUR200	234,272
3.25%, 12/14/32(a)	EUR100	114,988
3.50%, 09/30/26(a)	GBP400	522,915
3.75%, 12/05/30(a)	EUR200	239,747
3.75%, 12/07/31(a)	EUR400	478,025
4.00%, 04/05/28(a)	EUR800	955,501
4.15%, 06/06/33(a)	CAD100	72,896
4.64%, 04/01/27(a)	CAD200	146,228
5.00%, 01/10/30(a)	GBP400	538,802
Microsoft Corp.
2.63%, 05/02/33	EUR250	287,345
3.13%, 12/06/28	EUR300	353,795
Mohawk Capital Finance SA, 1.75%, 06/12/27	EUR300	340,882
Security	Par (000)	Value
United States (continued)
Molson Coors International LP, 3.44%, 07/15/26(a)	CAD200	$142,934
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31(a)	EUR700	715,642
Mondelez International Inc.
0.75%, 03/17/33	EUR200	193,536
1.38%, 03/17/41	EUR550	449,699
1.63%, 03/08/27	EUR281	320,677
4.63%, 07/03/31	CAD200	149,683
Moody's Corp., 0.95%, 02/25/30	EUR350	373,979
Morgan Stanley
0.50%, 02/07/31, (3-mo. EURIBOR0.72%)(b)	EUR600	624,958
1.10%, 04/29/33, (3-mo. EURIBOR + 0.83%)(b)	EUR377	380,845
2.95%, 05/07/32, (3-mo. EURIBOR + 1.24%)(b)	EUR531	608,164
2.95%, 05/07/32, (3-mo. EURIBOR + 1.24%)(b)	EUR100	114,532
3.79%, 03/21/30, (3-mo. EURIBOR + 1.03%)(b)	EUR1,200	1,428,218
3.96%, 03/21/35, (3-mo. EURIBOR1.2421.24%)(b)	EUR600	715,896
4.10%, 05/22/36, (3-mo. EURIBOR + 1.55%)(b)	EUR300	360,549
4.66%, 03/02/29, #N/A(b)	EUR100	120,536
4.66%, 03/02/29, (3-mo. EURIBOR1.3041.3%)(b)	EUR850	1,024,552
5.79%, 11/18/33, (1-day SONIA + 2.25%)(b)	GBP200	277,683
Series ., 3.52%, Series ., 05/22/31, (3-mo. EURIBOR1.3151.32%)(b)	EUR550	648,607
Series 0, 5.21%, Series 0, 10/24/35, (1-day SONIA + 1.46%)(b)	GBP800	1,049,466
MSD Netherlands Capital BV
3.50%, 05/30/37	EUR300	345,586
3.70%, 05/30/44	EUR300	335,995
3.75%, 05/30/54	EUR300	317,127
Nasdaq Inc.
0.88%, 02/13/30	EUR300	319,042
0.90%, 07/30/33	EUR350	335,566
1.75%, 03/28/29	EUR200	223,328
National Grid North America Inc.
1.05%, 01/20/31(a)	EUR500	521,360
3.63%, 09/03/31(a)	EUR600	709,306
4.06%, 09/03/36(a)	EUR300	354,158
Nestle Capital Corp.
4.50%, 03/22/29(a)	GBP100	133,536
4.55%, 03/13/30(a)	AUD200	132,135
4.75%, 03/22/36(a)	GBP100	129,082
Nestle Finance International Ltd.
0.00%, 06/14/26(a)	EUR250	284,371
0.00%, 03/03/33(a)	EUR726	685,412
0.25%, 06/14/29(a)	EUR336	360,751
0.63%, 02/14/34(a)	EUR325	309,904
0.88%, 06/14/41(a)	EUR1,225	961,337
1.50%, 04/01/30(a)	EUR300	333,148
1.50%, 03/29/35(a)	EUR250	249,200
1.75%, 11/02/37(a)	EUR350	336,764
2.88%, 01/14/32(a)	EUR300	347,775
3.00%, 01/23/31(a)	EUR500	585,009
3.25%, 01/23/37(a)	EUR100	113,780
3.50%, 09/23/38(a)	EUR200	229,981

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
3.50%, 01/14/45(a)	EUR300	$333,715
5.13%, 12/07/38(a)	GBP100	130,955
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF900	1,119,272
2.19%, 01/26/29	CAD800	557,662
2.50%, 04/04/32(a)	GBP650	767,871
Netflix Inc.
3.63%, 06/15/30(a)	EUR100	119,342
3.88%, 11/15/29(a)	EUR700	841,899
4.63%, 05/15/29	EUR100	122,917
New York Life Global Funding
0.25%, 01/23/27(a)	EUR450	505,752
0.25%, 10/04/28(a)	EUR1,050	1,130,542
1.25%, 12/17/26(a)	GBP560	714,019
3.20%, 01/15/32(a)	EUR200	231,542
3.45%, 01/30/31(a)	EUR200	236,005
3.63%, 01/09/30(a)	EUR100	118,996
3.63%, 06/08/35(a)	EUR100	117,006
4.00%, 06/17/32(a)	CAD200	145,241
4.95%, 12/07/29(a)	GBP300	405,921
5.25%, 06/30/26	CAD400	290,213
NextEra Energy Capital Holdings Inc.
4.67%, 06/12/35	CAD200	147,528
4.85%, 04/30/31	CAD200	151,502
6.04%, 06/17/55, (3-month BB Swap + 2.25%)(a)(b)	AUD500	332,322
NIBC Bank NV, 0.13%, 04/21/31(a)	EUR100	99,747
Northwestern Mutual Global Funding, 4.88%, 12/12/29(a)	GBP100	133,551
Novo Banco SA
2.75%, 02/04/30(a)	EUR1,000	1,159,099
3.38%, 01/22/31, (3-mo. EURIBOR + 1.05%)(a)(b)	EUR300	350,725
Omnicom Capital Holdings PLC, 2.25%, 11/22/33	GBP200	212,559
Omnicom Finance Holdings PLC, 3.70%, 03/06/32	EUR300	352,573
Oncor Electric Delivery Co. LLC, 3.50%, 05/15/31(a)	EUR200	236,225
Pacific Life Global Funding II
3.13%, 06/18/31(a)	EUR200	230,851
4.20%, 07/29/32(a)	CAD200	146,657
5.38%, 11/30/28(a)	GBP200	270,957
PepsiCo Inc.
0.40%, 10/09/32	EUR300	290,324
1.05%, 10/09/50	EUR300	192,388
1.13%, 03/18/31	EUR500	530,568
3.45%, 07/28/37	EUR200	231,252
3.55%, 07/22/34	GBP300	366,830
4.05%, 07/28/55	EUR200	228,005
Pfizer Inc., 6.50%, 06/03/38(a)	GBP300	438,621
Pfizer Netherlands International Finance BV
2.88%, 05/19/29	EUR1,100	1,279,867
3.88%, 05/19/37	EUR800	956,567
4.25%, 05/19/45	EUR100	119,210
Philip Morris International Inc.
1.45%, 08/01/39	EUR400	334,594
2.00%, 05/09/36	EUR200	193,961
3.25%, 06/06/32	EUR200	230,850
3.75%, 01/15/31	EUR100	119,413
Security	Par (000)	Value
United States (continued)
PPG Industries Inc.
2.75%, 06/01/29	EUR300	$345,056
3.25%, 03/04/32	EUR1,400	1,609,534
Procter & Gamble Co. (The)
0.35%, 05/05/30	EUR500	523,724
1.20%, 10/30/28	EUR500	557,271
1.88%, 10/30/38	EUR300	291,435
2.90%, 11/03/33	EUR200	229,380
3.20%, 04/29/34	EUR600	699,041
3.65%, 11/03/45	EUR150	171,600
Prologis Euro Finance LLC
0.25%, 09/10/27	EUR300	331,895
0.50%, 02/16/32	EUR350	342,247
1.00%, 02/08/29	EUR200	218,683
1.00%, 02/06/35	EUR450	415,607
1.50%, 02/08/34	EUR150	148,678
1.50%, 09/10/49	EUR100	68,921
1.50%, 09/10/49	EUR100	68,921
1.88%, 01/05/29	EUR500	562,684
3.25%, 09/22/32	EUR125	143,412
3.88%, 09/22/37	EUR175	202,110
4.00%, 05/05/34	EUR100	118,852
4.25%, 01/31/43	EUR250	284,573
4.63%, 05/23/33	EUR100	124,776
Prologis International Funding II SA, 0.88%, 07/09/29(a)	EUR450	484,810
Prologis LP
4.20%, 02/15/33	CAD600	437,162
5.63%, 05/04/40	GBP100	130,954
Public Storage Operating Co., 0.88%, 01/24/32	EUR200	200,375
PVH Corp., 3.13%, 12/15/27(a)	EUR400	464,575
Realty Income Corp.
2.50%, 01/14/42	GBP100	86,024
3.38%, 06/20/31	EUR175	203,198
4.88%, 07/06/30	EUR200	247,700
5.00%, 10/15/29	GBP100	133,762
5.75%, 12/05/31	GBP500	687,662
6.00%, 12/05/39	GBP100	134,687
Series ., 3.88%, Series ., 06/20/35	EUR325	377,032
Robert Bosch Finance LLC, 2.75%, 05/28/28(a)	EUR200	231,494
Roche Finance Europe BV
3.20%, 08/27/29(a)	EUR300	354,977
3.23%, 05/03/30(a)	EUR500	593,288
3.36%, 02/27/35(a)	EUR300	354,590
3.56%, 05/03/44(a)	EUR300	336,690
3.59%, 12/04/36(a)	EUR500	591,111
RTX Corp., 2.15%, 05/18/30	EUR100	111,893
Sanofi SA
1.25%, 04/06/29(a)	EUR500	553,985
1.25%, 03/21/34(a)	EUR300	301,569
1.50%, 04/01/30(a)	EUR100	110,594
1.75%, 09/10/26(a)	EUR500	573,992
3.00%, 06/23/32(a)	EUR200	233,113
Series 12FX, 1.38%, 03/21/30(a)	EUR1,200	1,318,842
Schlumberger Finance BV
0.50%, 10/15/31(a)	EUR500	498,731
1.38%, 10/28/26(a)	EUR500	571,739
Schneider Electric SE
0.25%, 03/11/29(a)	EUR400	428,241
1.38%, 06/21/27(a)	EUR600	681,533
3.38%, 09/03/36(a)	EUR500	574,426
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
3.50%, 11/09/32(a)	EUR500	$593,926
3.62%, 09/02/37(a)	EUR300	351,068
Shell International Finance BV, 1.75%, 09/10/52(a)	GBP200	121,835
Simon International Finance SCA, 1.13%, 03/19/33(a)	EUR300	292,633
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.10%)(b)	EUR550	614,939
Stellantis NV
0.63%, 03/30/27(a)	EUR600	672,751
0.75%, 01/18/29(a)	EUR1,050	1,129,236
1.25%, 06/20/33(a)	EUR500	471,619
2.75%, 04/01/32(a)	EUR400	431,582
3.88%, 06/06/31(a)	EUR425	494,499
4.63%, 06/06/35(a)	EUR325	378,703
Stryker Corp.
2.63%, 11/30/30	EUR560	638,358
3.38%, 09/11/32	EUR500	584,456
3.63%, 09/11/36	EUR100	115,454
Swiss Re Finance U.K. PLC, 2.71%, 06/04/52, (1-year EUR Swap + 3.70.5)(a)(b)	EUR300	327,198
Thermo Fisher Scientific Finance I BV
0.80%, 10/18/30	EUR500	523,223
1.13%, 10/18/33	EUR500	494,378
1.63%, 10/18/41	EUR500	419,136
2.00%, 10/18/51	EUR200	150,157
Thermo Fisher Scientific Inc.
0.50%, 03/01/28	EUR575	635,540
0.88%, 10/01/31	EUR550	563,473
1.40%, 01/23/26	EUR200	230,121
1.50%, 10/01/39	EUR300	261,110
1.88%, 10/01/49	EUR550	413,008
2.38%, 04/15/32	EUR250	277,960
3.65%, 11/21/34	EUR100	118,750
Time Warner Cable LLC
5.25%, 07/15/42	GBP100	113,503
5.75%, 06/02/31	GBP350	467,966
Timken Co. (The), 4.13%, 05/23/34	EUR200	233,482
T-Mobile USA Inc.
3.15%, 02/11/32	EUR300	346,461
3.50%, 02/11/37	EUR200	225,540
3.55%, 05/08/29	EUR100	118,646
3.70%, 05/08/32	EUR300	355,755
3.80%, 02/11/45	EUR300	324,548
3.85%, 05/08/36	EUR200	235,327
Toyota Motor Credit Corp.
0.13%, 11/05/27(a)	EUR400	440,178
0.25%, 07/16/26(a)	EUR350	398,159
0.75%, 11/19/26(a)	GBP700	888,059
3.63%, 07/15/31(a)	EUR300	357,642
4.05%, 09/13/29(a)	EUR500	603,926
5.63%, 10/23/28(a)	GBP200	272,532
U.S. Bancorp, 4.01%, 05/21/32, (3-mo. EURIBOR1.21.2%)(b)	EUR200	239,801
United Parcel Service Inc.
1.50%, 11/15/32	EUR300	310,695
5.13%, 02/12/50(a)	GBP200	243,133
Upjohn Finance BV, 1.91%, 06/23/32(a)	EUR400	410,752
Ventas Canada Finance Ltd.
2.45%, 01/04/27	CAD200	141,899
5.10%, 03/05/29	CAD400	299,959
Security	Par (000)	Value
United States (continued)
5.40%, 04/21/28	CAD200	$149,775
Verallia SA, 3.88%, 11/04/32(a)	EUR100	115,131
Veralto Corp., 4.15%, 09/19/31	EUR100	120,249
Verizon Communications Inc.
0.38%, 03/22/29	EUR627	670,282
1.00%, 11/30/27(a)	CHF400	502,637
1.30%, 05/18/33	EUR1,150	1,148,828
1.38%, 10/27/26	EUR350	399,886
1.38%, 11/02/28	EUR500	557,974
1.85%, 05/18/40	EUR639	564,612
2.38%, 03/22/28	CAD200	140,687
2.63%, 12/01/31	EUR800	898,267
3.00%, 03/23/31	AUD200	118,428
3.38%, 10/27/36	GBP450	492,050
3.75%, 02/28/36	EUR100	116,200
3.75%, 08/06/37	EUR400	459,206
4.05%, 03/22/51	CAD100	61,229
4.50%, 08/17/27(a)	AUD200	131,472
4.75%, 02/17/34	GBP800	1,027,523
4.75%, 10/31/34	EUR300	378,092
Series 20Y, 2.88%, 01/15/38	EUR500	521,987
Series MPLE, 2.50%, 05/16/30	CAD200	138,139
Series MPLE, 3.63%, Series MPLE, 05/16/50	CAD400	228,515
Visa Inc.
2.00%, 06/15/29	EUR600	679,145
2.38%, 06/15/34	EUR200	218,605
3.13%, 05/15/33	EUR200	232,889
3.50%, 05/15/37	EUR850	992,472
Walmart Inc.
4.88%, 09/21/29	EUR600	753,457
5.63%, 03/27/34(a)	GBP550	774,891
5.75%, 12/19/30	GBP395	558,168
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD200	143,097
Wells Fargo & Co.
0.63%, 03/25/30(a)	EUR200	210,056
0.63%, 08/14/30(a)	EUR100	104,100
1.00%, 02/02/27(a)	EUR800	906,572
1.38%, 10/26/26(a)	EUR600	685,922
1.50%, 05/24/27(a)	EUR450	511,487
1.74%, 05/04/30, (3-mo. EURIBOR1.85%)(a)(b)	EUR920	1,024,359
2.13%, 09/24/31(a)	GBP300	345,190
2.50%, 05/02/29(a)	GBP200	247,124
2.77%, 07/23/29	EUR200	231,167
3.47%, 04/26/28, (1-day SONIA + 1.28%)(a)(b)	GBP550	713,160
3.50%, 09/12/29(a)	GBP200	254,457
3.87%, 07/23/36	EUR300	353,630
3.90%, 07/22/32, (3-mo. EURIBOR + 1.22%)(a)(b)	EUR650	777,298
5.08%, 04/26/28(b)	CAD200	146,982
Series MPLE, 2.49%, 02/18/27	CAD300	213,002
Welltower OP LLC, 4.80%, 11/20/28	GBP700	928,758
WMG Acquisition Corp.
2.25%, 08/15/31(a)	EUR100	109,808
2.75%, 07/15/28(a)	EUR100	114,814
WP Carey Inc., 4.25%, 07/23/32	EUR400	478,426
WPC Eurobond BV, 1.35%, 04/15/28	EUR200	222,936

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Zimmer Biomet Holdings Inc., 3.52%, 12/15/32	EUR200	$232,255
		245,593,760
Total Corporate Bonds & Notes — 18.2% (Cost: $1,948,817,683)		2,008,015,297
Foreign Government Obligations
Andorra — 0.0%
Andorra International Bonds, 1.25%, 05/06/31(a)	EUR100	104,002
Australia — 2.4%
Airservices Australia, 5.40%, 11/15/28	AUD200	135,011
Australia Government Bonds
1.00%, 12/21/30(a)	AUD4,400	2,509,805
1.00%, 11/21/31(a)	AUD18,690	10,337,990
1.25%, 05/21/32	AUD12,166	6,724,805
1.50%, 06/21/31(a)	AUD17,430	10,069,026
1.75%, 11/21/32(a)	AUD6,061	3,416,675
1.75%, 06/21/51(a)	AUD7,266	2,544,995
2.25%, 05/21/28(a)	AUD21,391	13,546,901
2.50%, 05/21/30	AUD12,581	7,817,848
2.75%, 11/21/27(a)	AUD27,219	17,525,393
2.75%, 11/21/28(a)	AUD19,771	12,619,075
2.75%, 11/21/29(a)	AUD14,412	9,106,648
2.75%, 06/21/35(a)	AUD705	405,561
2.75%, 05/21/41(a)	AUD6,639	3,441,425
3.00%, 11/21/33(a)	AUD4,030	2,433,314
3.00%, 03/21/47(a)	AUD4,956	2,442,313
3.25%, 04/21/29(a)	AUD9,399	6,073,579
3.25%, 06/21/39(a)	AUD3,717	2,116,835
3.50%, 12/21/34(a)	AUD15,436	9,534,283
3.75%, 05/21/34(a)	AUD6,851	4,342,971
3.75%, 04/21/37(a)	AUD2,629	1,619,688
4.25%, 06/21/34(a)	AUD3,800	2,497,292
4.25%, 12/21/35(a)	AUD7,100	4,622,230
4.25%, 03/21/36(a)	AUD2,680	1,742,439
4.50%, 04/21/33(a)	AUD13,310	8,952,098
4.75%, 04/21/27(a)	AUD2,161	1,437,901
4.75%, 06/21/54(a)	AUD3,350	2,124,614
Australian Capital Territory
1.75%, 10/23/31(a)	AUD300	169,469
2.50%, 05/21/26(a)	AUD60	39,009
4.50%, 10/23/34(a)	AUD1,000	632,613
4.75%, 10/23/30(a)	AUD1,000	670,731
5.00%, 10/23/35	AUD1,850	1,202,554
5.25%, 10/23/36(a)	AUD300	197,336
Canada Government Bonds, 1.50%, 06/01/31	CAD12,080	8,043,860
Housing Australia, 1.52%, 05/27/30(a)	AUD500	291,565
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD1,530	873,647
1.50%, 02/20/32(a)	AUD3,400	1,879,701
1.75%, 03/20/34(a)	AUD5,825	3,031,656
2.00%, 03/20/31	AUD1,000	586,820
2.00%, 03/08/33	AUD3,320	1,830,447
2.25%, 11/20/40	AUD300	133,114
2.25%, 05/07/41	AUD1,050	459,676
2.50%, 11/22/32(a)	AUD400	231,455
3.00%, 05/20/27(a)	AUD5,600	3,628,325
3.00%, 03/20/28	AUD4,040	2,600,004
3.00%, 11/15/28(a)	AUD1,390	889,324
Security	Par (000)	Value
Australia (continued)
3.00%, 04/20/29(a)	AUD1,350	$859,141
3.00%, 02/20/30(a)	AUD500	314,604
4.00%, 05/20/26(a)	AUD800	524,508
4.25%, 02/20/36(a)	AUD2,458	1,521,202
4.75%, 02/20/35(a)	AUD3,950	2,576,361
4.75%, 09/20/35(a)	AUD3,090	2,005,386
4.75%, 02/20/37(a)	AUD4,250	2,703,959
5.25%, 02/24/38(a)	AUD2,600	1,710,906
5.25%, 02/22/39	AUD1,810	1,178,826
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD400	243,983
2.50%, 05/21/32	AUD900	518,197
2.75%, 04/21/27	AUD400	258,096
4.10%, 11/21/42(a)	AUD200	104,356
5.25%, 03/21/34	AUD1,200	795,287
5.75%, 04/21/37	AUD300	201,108
Queensland Treasury Corp.
1.25%, 03/10/31(c)	AUD650	366,279
1.50%, 03/02/32(c)	AUD700	386,591
1.50%, 08/20/32(c)	AUD3,870	2,097,770
1.75%, 08/21/31(c)	AUD1,710	976,782
1.75%, 07/20/34(a)(c)	AUD2,030	1,042,376
2.00%, 08/22/33	AUD2,550	1,381,980
2.25%, 11/20/41(c)	AUD1,000	420,894
2.50%, 03/06/29(a)	AUD3,320	2,083,894
2.75%, 08/20/27(c)	AUD950	611,931
3.25%, 07/21/28(a)(c)	AUD1,273	822,068
3.25%, 07/21/28(c)	AUD50	32,289
3.25%, 08/21/29(c)	AUD5,942	3,799,122
3.25%, 05/21/35(a)	EUR700	808,482
3.50%, 08/21/30(a)(c)	AUD1,300	830,024
3.50%, 08/21/30(c)	AUD700	446,936
4.20%, 02/20/47(a)(c)	AUD300	158,937
4.50%, 03/09/33(a)(c)	AUD1,000	657,107
4.50%, 08/22/35(c)	AUD4,350	2,758,339
4.75%, 02/02/34(c)	AUD1,800	1,187,820
5.00%, 07/21/37(a)(c)	AUD1,750	1,128,851
5.25%, 07/21/36(c)	AUD1,440	960,112
5.25%, 08/13/38(c)	AUD2,850	1,863,221
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD1,550	863,820
1.75%, 05/24/34(a)	AUD300	155,276
2.00%, 05/23/36(a)	AUD700	346,341
2.75%, 05/24/30	AUD1,000	620,051
3.00%, 09/20/27(a)	AUD350	226,194
4.00%, 05/24/29(a)	AUD2,000	1,313,810
4.50%, 05/23/31(a)	AUD1,850	1,229,760
4.50%, 05/24/33(a)	AUD200	130,583
4.75%, 05/24/38(a)	AUD1,740	1,092,999
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD550	330,813
2.25%, 01/22/32(a)	AUD100	57,535
4.75%, 01/25/35	AUD400	257,015
5.25%, 01/23/36	AUD1,250	826,110
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD1,950	1,274,120
1.25%, 11/19/27	AUD2,500	1,557,798
1.50%, 11/20/30	AUD6,960	4,006,559
1.50%, 09/10/31	AUD4,340	2,429,057
2.00%, 09/17/35	AUD2,900	1,458,595
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
2.00%, 11/20/37	AUD1,440	$669,133
2.25%, 09/15/33(a)	AUD8,120	4,473,685
2.25%, 11/20/34	AUD4,160	2,203,907
2.25%, 11/20/41	AUD300	127,217
2.40%, 08/18/50	AUD700	252,547
2.50%, 10/22/29	AUD2,890	1,789,060
3.00%, 10/20/28(a)	AUD1,760	1,124,891
4.25%, 12/20/32	AUD4,120	2,654,790
4.75%, 09/15/36	AUD5,080	3,241,228
5.25%, 09/15/44	AUD500	309,628
5.50%, 11/17/26	AUD3,300	2,200,261
5.50%, 09/15/39	AUD2,650	1,750,976
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD500	290,255
1.75%, 10/22/31	AUD1,000	571,377
2.00%, 10/24/34(a)	AUD1,250	657,565
2.75%, 07/24/29(a)	AUD1,900	1,195,484
3.00%, 10/21/26(a)	AUD900	585,761
3.00%, 10/21/27(a)	AUD1,540	995,379
3.25%, 07/20/28(a)	AUD750	484,614
4.25%, 07/20/33	AUD400	258,293
4.50%, 07/21/32	AUD700	462,904
4.75%, 10/24/35(a)	AUD2,150	1,406,704
		263,751,841
Austria — 1.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG
0.10%, 07/09/29(a)	EUR400	424,080
2.75%, 10/02/34(a)	EUR1,000	1,134,554
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(f)	EUR450	423,434
Republic of Austria Government Bonds
0.00%, 10/20/28(c)	EUR2,450	2,649,823
0.00%, 02/20/30(c)	EUR1,033	1,077,187
0.00%, 02/20/31(c)	EUR1,662	1,681,921
0.25%, 10/20/36(c)	EUR2,705	2,305,904
0.50%, 04/20/27(c)	EUR10,900	12,300,543
0.50%, 02/20/29(a)(c)	EUR2,342	2,553,759
0.50%, 02/20/29(c)	EUR432	471,061
0.70%, 04/20/71(c)	EUR330	139,650
0.75%, 10/20/26(c)	EUR4,944	5,631,441
0.75%, 02/20/28(c)	EUR2,417	2,704,471
0.75%, 03/20/51(c)	EUR2,630	1,627,452
0.85%, 06/30/2120(c)	EUR2,965	1,083,303
0.90%, 02/20/32(c)	EUR8,639	8,975,623
1.50%, 02/20/47(c)	EUR3,458	2,805,506
1.50%, 11/02/86(c)	EUR981	563,737
1.85%, 05/23/49(c)	EUR2,468	2,090,200
2.00%, 07/15/26(c)	EUR960	1,106,476
2.10%, 09/20/2117(c)	EUR1,491	1,048,574
2.40%, 05/23/34(c)	EUR4,693	5,233,387
2.50%, 10/20/29(c)	EUR11,200	13,012,649
2.90%, 05/23/29(a)(c)	EUR1,200	1,415,150
2.90%, 02/20/33(a)(c)	EUR2,680	3,127,663
2.90%, 02/20/33(c)	EUR689	804,090
2.90%, 02/20/34(a)(c)	EUR4,900	5,680,277
2.95%, 02/20/35(c)	EUR2,330	2,691,215
3.15%, 06/20/44(c)	EUR2,042	2,264,572
3.15%, 10/20/53(c)	EUR1,930	2,039,291
3.20%, 07/15/39(a)	EUR6,930	7,947,672
3.45%, 10/20/30(a)(c)	EUR1,221	1,473,351
Security	Par (000)	Value
Austria (continued)
3.80%, 01/26/62(c)	EUR2,235	$2,658,219
4.15%, 03/15/37(a)(c)	EUR3,140	3,978,145
6.25%, 07/15/27	EUR958	1,181,289
State of Lower Austria
3.13%, 10/30/36	EUR300	341,115
3.63%, 10/04/33	EUR200	239,449
		106,886,233
Belgium — 1.3%
Belfius Bank SA, 5.25%, 04/19/33, (5-year EUR Swap + 2.42.45%)(a)(b)	EUR500	604,135
Communaute Francaise de Belgique
1.63%, 05/03/32(a)	EUR300	316,492
3.38%, 06/22/34(a)	EUR500	577,275
3.80%, 06/22/40(a)	EUR300	339,728
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(c)	EUR6,724	7,449,133
0.00%, 10/22/31(a)(c)	EUR5,630	5,550,943
0.10%, 06/22/30(c)	EUR2,877	2,976,218
0.35%, 06/22/32(c)	EUR3,360	3,311,064
0.40%, 06/22/40(c)	EUR3,390	2,493,930
0.65%, 06/22/71(c)	EUR3,980	1,403,371
0.80%, 06/22/27(c)	EUR6,250	7,065,495
0.80%, 06/22/28(c)	EUR5,980	6,658,146
0.90%, 06/22/29(c)	EUR1,835	2,012,133
1.00%, 06/22/31(c)	EUR8,627	9,110,960
1.25%, 04/22/33(c)	EUR4,951	5,109,512
1.40%, 06/22/53(c)	EUR2,190	1,416,590
1.45%, 06/22/37(c)	EUR2,411	2,270,608
1.60%, 06/22/47(c)	EUR4,253	3,264,536
1.70%, 06/22/50(c)	EUR2,907	2,152,840
1.90%, 06/22/38(c)	EUR1,344	1,303,375
2.15%, 06/22/66(c)	EUR2,048	1,426,073
2.25%, 06/22/57(c)	EUR1,307	1,003,650
2.60%, 10/22/30(c)	EUR2,480	2,866,689
2.75%, 04/22/39(c)	EUR890	944,303
2.75%, 04/22/39(a)(c)	EUR457	484,884
2.85%, 10/22/34(a)(c)	EUR3,461	3,920,352
3.00%, 06/22/33(c)	EUR2,687	3,121,529
3.00%, 06/22/33(a)(c)	EUR4,240	4,925,673
3.00%, 06/22/34(c)	EUR1,448	1,667,678
3.10%, 06/22/35(c)	EUR6,881	7,889,579
3.30%, 06/22/54(a)(c)	EUR2,253	2,253,397
3.45%, 06/22/42(c)	EUR4,830	5,369,562
3.45%, 06/22/43(a)(c)	EUR1,154	1,274,697
3.50%, 06/22/55(c)	EUR1,350	1,391,976
3.50%, 06/22/55(a)(c)	EUR3,742	3,858,350
3.75%, 06/22/45(a)	EUR3,061	3,490,536
4.00%, 03/28/32(a)	EUR1,970	2,438,213
4.25%, 03/28/41(c)	EUR3,905	4,825,861
5.00%, 03/28/35(c)	EUR2,868	3,811,895
5.50%, 03/28/28(a)	EUR5,977	7,426,744
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR400	338,493
0.30%, 10/20/31(a)	EUR500	495,557
0.88%, 03/21/46(a)	EUR300	195,994
1.00%, 10/13/36(a)	EUR400	359,977
1.50%, 07/12/38(a)	EUR100	90,512
1.50%, 04/11/44(a)	EUR100	78,577
2.75%, 10/22/29(a)	EUR400	464,454
3.00%, 10/12/32(a)	EUR300	345,986
3.13%, 06/22/34(a)	EUR1,200	1,376,503

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
3.25%, 06/22/37(a)	EUR1,000	$1,121,374
3.25%, 01/12/43(a)	EUR200	211,639
3.50%, 06/22/45(a)	EUR900	970,148
3.63%, 06/22/32(a)	EUR500	598,374
3.68%, 06/22/40(a)	EUR1,600	1,820,234
4.00%, 09/26/42(a)	EUR700	818,175
Region Wallonne Belgium
1.25%, 05/03/34(a)	EUR500	487,753
1.25%, 06/22/71(a)	EUR200	89,823
3.13%, 06/22/32(a)	EUR500	574,776
3.50%, 06/22/35(a)	EUR400	460,045
3.50%, 03/15/43(a)	EUR1,700	1,799,426
3.75%, 04/22/39(a)	EUR400	455,727
3.90%, 06/22/54(a)	EUR300	315,530
		143,247,202
Bulgaria — 0.1%
Bulgaria Government International Bonds
1.38%, 09/23/50(a)	EUR200	135,239
2.63%, 03/26/27(a)	EUR100	115,951
3.00%, 03/21/28(a)	EUR200	234,181
3.13%, 03/26/35(a)	EUR100	113,238
3.38%, 07/18/35(a)	EUR1,200	1,372,269
3.50%, 05/07/34(a)	EUR500	582,563
3.63%, 09/05/32(a)	EUR500	595,674
4.13%, 09/23/29(a)	EUR300	365,432
4.13%, 05/07/38(a)	EUR200	235,517
4.13%, 07/18/45(a)	EUR600	676,029
4.25%, 09/05/44(a)	EUR500	577,798
4.38%, 05/13/31(a)	EUR560	696,422
4.63%, 09/23/34(a)	EUR800	1,015,990
4.88%, 05/13/36(a)	EUR500	641,019
		7,357,322
Canada — 4.4%
British Columbia Investment Management Corp., 4.00%, 06/02/35	CAD1,930	1,408,921
Canada Government Bonds
0.50%, 12/01/30	CAD21,279	13,579,028
1.00%, 06/01/27	CAD5,577	3,891,676
1.25%, 03/01/27	CAD7,469	5,248,906
1.25%, 06/01/30	CAD16,022	10,726,632
1.50%, 06/01/26	CAD970	688,406
1.50%, 06/01/31	CAD4,454	2,965,840
1.50%, 12/01/31	CAD12,697	8,379,842
1.75%, 12/01/53	CAD6,708	3,237,850
2.00%, 06/01/28	CAD5,000	3,525,896
2.00%, 06/01/32	CAD521	351,835
2.00%, 12/01/51	CAD15,609	8,155,606
2.25%, 06/01/29	CAD1,930	1,362,349
2.25%, 12/01/29(c)	CAD1,390	977,695
2.50%, 08/01/27	CAD2,000	1,428,370
2.50%, 12/01/32	CAD14,535	10,079,925
2.75%, 05/01/27	CAD18,630	13,354,622
2.75%, 09/01/27	CAD14,332	10,280,803
2.75%, 03/01/30	CAD12,233	8,758,370
2.75%, 09/01/30	CAD10,400	7,432,274
2.75%, 06/01/33	CAD5,170	3,631,325
2.75%, 12/01/48	CAD4,470	2,794,306
2.75%, 12/01/55	CAD8,541	5,164,697
2.75%, 12/01/64	CAD2,683	1,584,356
3.00%, 02/01/27	CAD2,021	1,452,195
Security	Par (000)	Value
Canada (continued)
3.00%, 06/01/34	CAD3,028	$2,152,240
3.25%, 11/01/26	CAD4,000	2,877,515
3.25%, 09/01/28	CAD6,916	5,034,171
3.25%, 12/01/33	CAD3,325	2,411,856
3.25%, 12/01/34	CAD9,230	6,669,725
3.25%, 06/01/35	CAD10,200	7,351,244
3.25%, 12/01/35	CAD4,950	3,556,232
3.50%, 03/01/28	CAD6,610	4,826,082
3.50%, 09/01/29	CAD24,421	17,982,992
3.50%, 03/01/34	CAD480	354,057
3.50%, 12/01/45	CAD6,069	4,341,109
3.50%, 12/01/57	CAD1,330	934,215
4.00%, 06/01/41	CAD10,273	7,872,039
5.00%, 06/01/37	CAD4,919	4,101,803
5.75%, 06/01/33	CAD6,240	5,277,206
Canada Housing Trust No. 1
1.10%, 12/15/26(c)	CAD1,000	703,180
1.10%, 03/15/31(c)	CAD900	585,153
1.25%, 06/15/26(c)	CAD1,800	1,274,990
1.40%, 03/15/31(c)	CAD1,060	700,396
1.55%, 12/15/26(c)	CAD1,800	1,272,039
1.60%, 12/15/31(c)	CAD650	427,828
1.75%, 06/15/30(c)	CAD970	660,722
1.90%, 09/15/26(c)	CAD1,160	824,001
1.90%, 03/15/31(c)	CAD1,100	746,176
2.10%, 09/15/29(c)	CAD2,590	1,806,801
2.15%, 12/15/31(c)	CAD1,500	1,019,943
2.25%, 12/15/25(c)	CAD100	71,292
2.35%, 06/15/27(c)	CAD1,500	1,068,231
2.35%, 03/15/28(c)	CAD350	248,680
2.45%, 12/15/31(c)	CAD1,000	691,837
2.65%, 03/15/28(c)	CAD1,300	930,007
2.65%, 12/15/28(c)	CAD920	657,073
2.85%, 06/15/30(c)	CAD5,020	3,588,333
2.90%, 12/15/29(c)	CAD4,040	2,899,563
3.10%, 06/15/28(c)	CAD2,000	1,446,267
3.45%, 03/15/35	CAD1,500	1,077,881
3.50%, 12/15/34(c)	CAD4,380	3,164,747
3.55%, 09/15/32(c)	CAD4,790	3,513,497
3.60%, 12/15/27(c)	CAD1,000	729,355
3.60%, 09/15/35	CAD3,400	2,463,835
3.65%, 06/15/33(c)	CAD2,000	1,471,237
3.70%, 06/15/29(c)	CAD4,500	3,323,197
3.80%, 06/15/27(c)	CAD1,000	728,463
3.95%, 06/15/28(c)	CAD2,500	1,845,939
4.15%, 06/15/33(c)	CAD1,570	1,192,523
4.25%, 12/15/28(c)	CAD5,000	3,740,669
4.25%, 03/15/34(c)	CAD7,070	5,401,323
CDP Financial Inc.
2.75%, 02/13/32(a)	EUR250	286,319
3.00%, 04/11/29(a)	EUR1,000	1,172,761
4.10%, 06/13/30(a)	AUD200	129,972
City of Montreal Canada
2.40%, 12/01/41	CAD200	110,193
3.00%, 09/01/27	CAD300	215,590
3.15%, 12/01/36	CAD250	164,677
3.50%, 12/01/38	CAD700	465,395
3.90%, 09/01/34	CAD200	144,907
4.25%, 09/01/33	CAD200	149,622
4.40%, 12/01/43	CAD200	141,042
4.75%, 12/01/45	CAD200	146,404
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
City of Ottawa Ontario
2.50%, 05/11/51	CAD100	$49,417
3.10%, 07/27/48	CAD100	56,666
3.75%, 10/02/34	CAD300	216,203
4.10%, 12/06/52	CAD200	132,614
City of Toronto Canada
2.15%, 08/25/40	CAD400	219,994
2.40%, 06/07/27	CAD250	177,979
2.80%, 11/22/49	CAD200	106,083
2.90%, 04/29/51	CAD250	134,336
2.95%, 04/28/35	CAD50	33,497
3.20%, 08/01/48	CAD100	57,747
3.25%, 04/20/32	CAD400	285,739
4.30%, 06/01/52	CAD100	68,600
4.50%, 03/11/55	CAD200	141,763
4.55%, 10/29/54	CAD400	285,534
4.90%, 05/15/54	CAD200	150,558
City of Winnipeg Canada, 4.65%, 06/01/64	CAD300	215,068
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR290	205,898
0.75%, 02/02/37(a)	EUR500	440,169
1.13%, 12/14/29(a)	GBP250	293,334
1.25%, 12/07/27(a)	GBP250	311,288
1.63%, 10/22/71(a)	GBP250	122,136
1.95%, 09/30/29(a)	CAD500	346,143
3.25%, 03/08/28(a)	CAD1,000	724,250
3.25%, 08/27/35(a)	EUR750	872,390
3.35%, 12/02/30(a)	CAD500	363,565
3.60%, 06/02/29(a)	CAD1,000	734,574
3.90%, 10/30/28(a)	AUD2,000	1,307,005
3.95%, 06/02/32(a)	CAD500	373,233
4.00%, 06/02/35(a)	CAD1,920	1,409,245
4.20%, 05/02/28(a)	AUD500	329,354
4.30%, 06/02/34(a)	CAD1,400	1,057,921
4.50%, 07/22/27(a)	GBP250	331,701
4.60%, 01/16/30(a)	AUD600	399,754
4.75%, 06/02/33(a)	CAD500	390,245
5.20%, 03/04/34(a)	AUD400	268,119
Export Development Canada
2.63%, 01/18/29(a)	EUR500	580,672
2.75%, 01/22/30(a)	EUR600	698,775
2.88%, 01/19/28(a)	EUR1,000	1,168,370
3.88%, 10/03/28(a)	GBP550	721,678
4.00%, 02/19/26(a)	GBP100	131,334
First Nations Finance Authority, 4.05%, 06/01/35	CAD500	365,915
Government of Newfoundland and Labrador
3.15%, 06/02/30	CAD600	431,878
3.85%, 12/02/34	CAD1,000	724,407
4.00%, 06/02/35	CAD800	583,205
4.10%, 10/17/54	CAD400	263,811
4.15%, 06/02/33	CAD500	374,310
4.60%, 10/17/55	CAD400	287,231
Hydro-Quebec
2.00%, 09/01/28	CAD500	350,526
2.10%, 02/15/60	CAD2,580	1,097,061
3.40%, 09/01/29	CAD700	510,446
3.55%, 09/01/32	CAD1,600	1,161,271
4.00%, 02/15/55	CAD1,890	1,251,907
4.00%, 02/15/63	CAD3,400	2,247,408
4.00%, 02/15/65	CAD1,300	859,158
Security	Par (000)	Value
Canada (continued)
5.00%, 02/15/45	CAD1,100	$845,271
5.00%, 02/15/50	CAD1,620	1,251,635
6.00%, 08/15/31	CAD200	164,318
6.00%, 02/15/40	CAD910	780,908
6.50%, 02/15/35	CAD400	348,064
Ireland Government Bonds, 0.20%, 10/18/30(a)	EUR4,080	4,230,955
Labrador-Island Link Funding Trust
3.85%, 12/01/53(c)	CAD300	197,355
Series A, 3.76%, 06/01/33(c)	CAD300	220,566
Municipal Finance Authority of British Columbia
3.30%, 04/08/32	CAD200	143,674
3.35%, 06/01/27	CAD500	361,283
3.75%, 12/03/34	CAD200	144,224
4.05%, 12/03/33	CAD200	148,786
4.50%, 12/03/28	CAD1,000	751,816
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD200	119,870
Series A, 3.63%, 06/01/29(c)	CAD300	220,714
OMERS Finance Trust
3.13%, 01/25/29(a)	EUR400	469,906
3.25%, 01/28/35(a)	EUR250	287,517
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD300	221,667
Ontario Teachers' Finance Trust
0.10%, 05/19/28(a)	EUR450	490,303
0.90%, 05/20/41(a)	EUR560	436,671
1.85%, 05/03/32(a)	EUR850	918,330
2.85%, 12/04/31(a)	EUR400	462,338
OPB Finance Trust, Series F 2.98%, 01/25/27	CAD400	286,349
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR200	229,860
1.65%, 06/01/31	CAD2,000	1,328,841
2.05%, 06/01/30	CAD1,600	1,102,575
2.20%, 06/01/26	CAD300	213,748
2.55%, 06/01/27	CAD1,080	771,460
2.90%, 12/01/28	CAD1,050	755,550
2.90%, 09/20/29	CAD300	215,415
2.95%, 06/01/52	CAD770	426,601
3.05%, 12/01/48	CAD2,230	1,282,919
3.10%, 06/01/50	CAD2,140	1,229,978
3.13%, 10/16/34(a)	EUR1,100	1,266,914
3.30%, 12/01/46	CAD1,390	846,472
3.38%, 04/02/35(a)	EUR700	819,848
3.45%, 12/01/43	CAD125	79,984
3.90%, 12/01/33	CAD200	147,821
3.95%, 06/01/35	CAD1,500	1,098,317
4.10%, 06/01/29	CAD1,000	747,564
4.15%, 06/01/33	CAD900	677,947
4.45%, 12/01/54	CAD1,550	1,118,999
Province of British Columbia, 3.90%, 10/10/45(a)	EUR1,000	1,156,066
Province of British Columbia Canada
1.55%, 06/18/31	CAD2,200	1,451,487
2.20%, 06/18/30	CAD1,540	1,067,462
2.30%, 06/18/26	CAD200	142,580
2.55%, 06/18/27	CAD300	214,299
2.75%, 06/18/52	CAD1,450	766,599
2.80%, 06/18/48	CAD2,170	1,191,939
2.95%, 12/18/28	CAD200	144,134
2.95%, 06/18/50	CAD920	511,515

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.00%, 07/24/34(a)	EUR400	$456,057
3.20%, 06/18/32	CAD500	357,527
3.20%, 06/18/44	CAD1,400	854,713
3.40%, 05/24/39(a)	EUR700	794,123
3.50%, 05/29/40(a)	EUR1,000	1,137,647
3.55%, 06/18/33	CAD800	578,779
4.00%, 06/18/35	CAD3,000	2,196,706
4.15%, 06/18/34	CAD2,000	1,494,869
4.25%, 12/18/53	CAD1,000	694,749
4.30%, 06/18/42	CAD1,510	1,086,165
4.45%, 12/18/55	CAD2,740	1,968,444
4.50%, 06/18/29(a)	GBP900	1,199,201
4.60%, 06/18/57	CAD1,110	818,930
4.95%, 07/16/32(a)	AUD300	199,611
4.95%, 06/18/40	CAD170	132,292
5.00%, 06/18/31	CAD120	94,330
5.70%, 06/18/29	CAD1,000	786,653
6.35%, 06/18/31	CAD40	33,416
Province of Manitoba Canada
2.05%, 06/02/30	CAD500	344,109
2.05%, 06/02/31	CAD600	406,571
2.05%, 09/05/52	CAD870	387,462
2.55%, 06/02/26	CAD200	142,773
2.60%, 06/02/27	CAD200	142,933
2.75%, 06/02/29	CAD300	214,297
2.85%, 09/05/46	CAD590	329,840
3.00%, 06/02/28	CAD300	216,175
3.20%, 03/05/50	CAD830	480,340
3.25%, 09/05/29	CAD600	435,534
3.40%, 09/05/48	CAD690	416,802
3.70%, 06/02/35	CAD1,500	1,072,219
3.80%, 06/02/33	CAD100	73,440
3.80%, 09/05/53	CAD500	318,716
3.90%, 12/02/32	CAD600	445,620
4.10%, 03/05/41	CAD400	280,713
4.25%, 06/02/34	CAD1,000	751,772
4.40%, 09/05/55	CAD900	635,632
4.60%, 03/05/38	CAD70	52,860
4.60%, 09/05/57	CAD800	585,405
4.85%, 08/28/34	AUD200	128,885
6.30%, 03/05/31	CAD300	248,212
Province of New Brunswick Canada
2.35%, 08/14/27	CAD570	405,656
2.60%, 08/14/26	CAD200	142,865
3.05%, 08/14/50	CAD850	477,367
3.10%, 08/14/28	CAD200	144,541
3.10%, 08/14/48	CAD300	172,324
3.55%, 06/03/43	CAD210	135,247
3.80%, 08/14/45	CAD1,200	787,168
3.95%, 08/14/32	CAD500	372,560
3.95%, 06/03/35	CAD200	145,852
4.55%, 03/26/37	CAD60	45,230
4.65%, 09/26/35	CAD400	307,921
4.80%, 09/26/39	CAD300	229,671
5.00%, 08/14/54	CAD200	154,925
Province of Newfoundland and Labrador Canada
1.75%, 06/02/30	CAD600	406,485
2.05%, 06/02/31	CAD300	202,670
2.65%, 10/17/50	CAD400	203,791
2.85%, 06/02/28	CAD500	358,568
Security	Par (000)	Value
Canada (continued)
2.85%, 06/02/29	CAD870	$622,431
3.00%, 06/02/26	CAD130	93,019
3.15%, 12/02/52	CAD300	167,204
3.30%, 10/17/46	CAD250	148,221
3.70%, 10/17/48	CAD420	262,345
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD500	342,346
2.10%, 06/01/27	CAD600	425,529
3.15%, 12/01/51	CAD960	546,778
3.50%, 06/02/62	CAD30	17,778
3.85%, 06/01/35	CAD500	361,740
4.40%, 06/01/42	CAD220	159,096
4.60%, 12/01/55	CAD500	364,768
4.70%, 06/01/41	CAD200	149,962
4.75%, 12/01/54	CAD300	223,403
4.75%, 06/01/74	CAD300	227,197
5.80%, 06/01/33	CAD300	248,505
Province of Ontario Canada
0.00%, 11/25/30(a)	EUR600	605,836
0.25%, 12/15/26(a)	GBP320	403,686
0.38%, 04/08/27(a)	EUR200	224,738
1.05%, 09/08/27	CAD300	208,571
1.35%, 09/08/26	CAD300	212,125
1.35%, 12/02/30	CAD1,500	990,795
1.55%, 11/01/29	CAD2,830	1,927,482
1.85%, 02/01/27	CAD800	566,610
1.90%, 12/02/51	CAD2,020	894,070
2.05%, 06/02/30	CAD4,050	2,789,324
2.15%, 06/02/31	CAD900	613,944
2.25%, 12/02/31	CAD1,000	680,246
2.40%, 06/02/26	CAD3,860	2,753,375
2.55%, 12/02/52	CAD1,500	764,990
2.60%, 06/02/27	CAD2,360	1,686,997
2.65%, 12/02/50	CAD4,300	2,268,541
2.70%, 06/02/29	CAD3,460	2,468,364
2.80%, 06/02/48	CAD2,640	1,463,692
2.90%, 06/02/28	CAD2,500	1,797,610
2.90%, 12/02/46	CAD5,900	3,376,696
2.90%, 06/02/49	CAD3,160	1,769,410
2.95%, 09/08/30	CAD1,500	1,072,815
3.10%, 01/31/34(a)	EUR800	925,120
3.25%, 07/03/35(a)	EUR700	810,337
3.40%, 09/08/28	CAD400	291,591
3.45%, 06/02/45	CAD5,410	3,422,768
3.50%, 06/02/43	CAD1,620	1,049,326
3.60%, 03/08/28	CAD1,000	730,314
3.60%, 06/02/35	CAD2,500	1,778,349
3.65%, 06/02/33	CAD2,000	1,458,100
3.75%, 06/02/32	CAD3,900	2,880,223
3.75%, 12/02/53	CAD4,430	2,852,007
3.80%, 12/02/34	CAD5,000	3,633,283
3.95%, 12/02/35	CAD1,600	1,165,089
4.10%, 03/04/33	CAD700	525,966
4.10%, 10/07/54	CAD2,450	1,674,559
4.15%, 06/02/34	CAD4,070	3,047,152
4.15%, 12/02/54	CAD4,700	3,237,363
4.45%, 12/02/56	CAD2,100	1,526,506
4.60%, 06/02/39	CAD3,540	2,678,122
4.60%, 12/02/55	CAD2,750	2,044,571
4.65%, 06/02/41	CAD5,310	4,002,607
4.70%, 06/02/37	CAD1,703	1,308,641
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
5.60%, 06/02/35	CAD500	$413,786
5.85%, 03/08/33	CAD290	240,619
6.20%, 06/02/31	CAD580	481,023
6.50%, 03/08/29	CAD50	40,011
Province of Prince Edward Island Canada
2.65%, 12/01/51	CAD300	151,989
3.95%, 06/15/35	CAD200	145,049
Province of Quebec Canada
0.00%, 10/29/30(a)	EUR200	202,478
0.25%, 05/05/31(a)	EUR850	857,476
0.50%, 01/25/32(a)	EUR600	600,644
0.88%, 05/04/27(a)	EUR550	621,742
0.88%, 07/05/28(a)	EUR150	166,546
1.50%, 09/01/31	CAD1,900	1,243,342
1.90%, 09/01/30	CAD2,960	2,017,632
2.30%, 09/01/29	CAD2,010	1,411,602
2.50%, 09/01/26	CAD1,800	1,285,042
2.75%, 09/01/27	CAD500	358,401
2.75%, 09/01/28	CAD1,590	1,139,298
2.85%, 12/01/53	CAD2,420	1,293,439
3.10%, 12/01/51	CAD3,990	2,267,648
3.13%, 03/27/34(a)	EUR300	346,619
3.25%, 09/01/32	CAD2,000	1,429,870
3.50%, 12/01/45	CAD2,580	1,625,029
3.50%, 12/01/48	CAD4,080	2,521,937
3.60%, 09/01/33	CAD5,600	4,053,958
3.65%, 05/20/32	CAD200	146,834
4.00%, 09/01/35	CAD4,790	3,500,202
4.20%, 12/01/57	CAD3,300	2,273,220
4.25%, 12/01/43	CAD1,650	1,166,712
4.40%, 12/01/55	CAD4,510	3,209,028
4.45%, 09/01/34	CAD4,580	3,488,695
4.75%, 01/22/30(a)	GBP2,000	2,693,702
5.00%, 12/01/38	CAD1,000	783,169
5.00%, 12/01/41	CAD2,500	1,942,021
5.10%, 06/04/35	AUD2,140	1,397,598
5.75%, 12/01/36	CAD1,520	1,267,757
6.25%, 06/01/32	CAD110	92,338
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD500	341,097
2.20%, 06/02/30	CAD400	277,353
2.65%, 06/02/27	CAD450	321,910
2.75%, 12/02/46	CAD300	166,625
2.80%, 12/02/52	CAD820	438,911
3.05%, 12/02/28	CAD700	505,967
3.10%, 06/02/50	CAD700	402,254
3.25%, 09/24/35(a)	EUR100	115,416
3.30%, 05/08/34(a)	EUR600	700,403
3.30%, 06/02/48	CAD500	301,282
3.40%, 02/03/42	CAD100	64,701
3.75%, 03/05/54	CAD400	255,902
3.80%, 06/02/62	CAD200	128,450
3.90%, 06/02/33	CAD2,930	2,171,753
3.90%, 06/02/45	CAD150	100,815
4.20%, 12/02/54	CAD300	207,704
4.40%, 12/02/56	CAD600	430,953
4.75%, 06/01/40	CAD100	76,565
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD450	313,077
2.88%, 07/23/32	EUR750	864,514
3.00%, 11/05/25(a)	CAD200	142,582
Security	Par (000)	Value
Canada (continued)
3.25%, 07/02/34(a)	EUR300	$348,771
3.75%, 06/15/29(a)	CAD500	369,103
4.15%, 06/01/33(a)	CAD1,500	1,126,179
4.25%, 10/22/30(a)	GBP250	330,955
4.25%, 12/01/55(a)	CAD970	675,242
4.40%, 12/02/30(a)	CAD500	380,633
5.25%, 02/27/35	AUD800	530,413
Regional Municipality of Peel Ontario
3.85%, 06/02/35	CAD200	144,085
3.85%, 10/30/42	CAD100	66,650
Regional Municipality of York
2.15%, 06/22/31	CAD500	339,623
2.60%, 12/15/25	CAD50	35,656
4.45%, 12/08/33	CAD200	152,473
South Coast British Columbia Transportation Authority
3.25%, 11/23/28	CAD350	254,065
4.15%, 12/12/53	CAD200	132,823
4.60%, 06/14/55	CAD200	143,308
		483,401,435
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 04/01/29(f)	CLP475,000	431,907
4.50%, 03/01/26	CLP780,000	827,700
4.70%, 09/01/30(c)	CLP1,395,000	1,443,161
5.00%, 10/01/28(c)	CLP600,000	637,545
5.00%, 03/01/35	CLP600,000	615,852
5.10%, 07/15/50	CLP350,000	344,689
5.30%, 11/01/37(a)(c)	CLP885,000	918,802
5.80%, 10/01/34(c)	CLP800,000	865,012
6.00%, 04/01/33(c)	CLP1,900,000	2,076,327
6.00%, 01/01/43	CLP315,000	348,586
6.10%, 04/01/56	CLP395,000	446,453
6.20%, 10/01/40(c)	CLP2,240,000	2,524,999
7.00%, 05/01/34(c)	CLP400,000	466,501
Chile Government International Bonds
0.10%, 01/26/27	EUR200	223,309
0.56%, 01/21/29	EUR200	215,059
0.83%, 07/02/31	EUR300	303,715
1.25%, 01/29/40	EUR600	497,531
1.25%, 01/22/51	EUR300	190,604
1.30%, 07/26/36	EUR200	182,583
3.75%, 01/14/32	EUR600	709,019
3.80%, 07/01/35	EUR705	817,638
3.88%, 07/09/31	EUR500	594,506
4.13%, 07/05/34	EUR300	359,235
		16,040,733
China — 16.6%
Agricultural Development Bank of China
2.22%, 04/09/29	CNY43,000	6,145,536
2.47%, 04/02/34	CNY87,880	12,866,201
2.50%, 08/24/27	CNY207,450	29,599,318
2.57%, 09/13/28	CNY163,380	23,546,781
2.63%, 06/07/28	CNY76,600	11,027,119
2.83%, 08/11/29	CNY50,600	7,391,720
2.83%, 06/16/33	CNY72,900	10,916,463
2.85%, 10/20/33	CNY72,900	10,947,328
2.87%, 05/14/27	CNY5,000	715,867
2.90%, 03/08/28	CNY83,400	12,051,827
2.97%, 10/14/32	CNY132,310	19,929,802

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.06%, 06/06/32	CNY86,680	$13,087,609
3.10%, 02/27/33	CNY87,600	13,325,054
3.30%, 11/05/31	CNY30,000	4,565,028
3.48%, 02/04/28	CNY15,000	2,192,186
3.52%, 05/24/31	CNY64,400	9,860,312
3.74%, 07/12/29	CNY214,600	32,315,405
3.75%, 01/25/29	CNY76,650	11,461,140
3.79%, 10/26/30	CNY83,300	12,828,577
3.85%, 01/06/27	CNY41,100	5,927,538
4.65%, 05/11/28	CNY31,000	4,675,151
China Development Bank
2.35%, 05/06/34	CNY152,320	22,148,739
2.64%, 01/08/31	CNY93,600	13,709,073
2.69%, 09/11/33	CNY80,000	11,877,889
2.77%, 10/24/32	CNY78,000	11,618,131
2.98%, 04/22/32	CNY64,000	9,618,057
3.00%, 01/17/32	CNY123,300	18,513,033
3.02%, 03/06/33	CNY112,050	16,981,590
3.09%, 06/18/30	CNY46,450	6,913,231
3.12%, 09/13/31	CNY39,000	5,875,097
3.43%, 01/14/27	CNY6,650	954,881
3.45%, 09/20/29	CNY17,000	2,542,697
3.48%, 01/08/29	CNY289,390	42,919,596
3.65%, 05/21/29	CNY377,700	56,591,061
3.66%, 03/01/31	CNY347,350	53,440,421
3.70%, 10/20/30	CNY45,050	6,911,355
3.80%, 01/25/36	CNY171,900	28,232,987
4.04%, 04/10/27	CNY158,400	23,020,694
4.04%, 07/06/28	CNY20,000	2,985,423
4.88%, 02/09/28	CNY34,900	5,256,281
5.25%, 06/24/28	CNY10,000	1,534,261
China Government Bonds
1.06%, 12/15/26	CNY114,000	15,974,047
1.44%, 09/15/27	CNY250,700	35,267,585
1.49%, 12/25/31	CNY159,000	22,144,392
1.61%, 02/15/35	CNY189,600	26,292,963
1.62%, 08/15/27	CNY439,390	62,038,847
1.74%, 10/15/29	CNY77,900	11,055,596
1.85%, 05/15/27	CNY93,510	13,243,482
1.91%, 07/15/29	CNY315,700	45,037,749
2.04%, 02/25/27	CNY12,500	1,772,826
2.05%, 04/15/29	CNY336,960	48,276,029
2.28%, 03/25/31	CNY403,310	58,676,890
2.35%, 02/25/34	CNY136,440	20,050,368
2.37%, 01/20/27	CNY87,100	12,393,484
2.37%, 01/15/29	CNY128,600	18,597,573
2.40%, 07/15/28	CNY135,000	19,481,701
2.44%, 10/15/27	CNY278,950	40,019,971
2.48%, 04/15/27	CNY167,000	23,847,346
2.50%, 07/25/27	CNY130,730	18,731,604
2.52%, 08/25/33	CNY338,580	50,405,064
2.60%, 09/15/30	CNY133,000	19,616,800
2.60%, 09/01/32	CNY279,360	41,682,327
2.62%, 09/25/29	CNY17,300	2,534,021
2.64%, 01/15/28	CNY130,000	18,773,058
2.67%, 05/25/33	CNY452,500	68,983,150
2.67%, 11/25/33	CNY59,170	8,916,727
2.68%, 05/21/30	CNY594,160	87,737,655
2.69%, 08/15/32	CNY124,100	18,622,499
2.70%, 11/03/26	CNY5,000	713,395
2.75%, 06/15/29	CNY135,000	19,826,906
Security	Par (000)	Value
China (continued)
2.75%, 02/17/32	CNY86,520	$12,974,700
2.79%, 12/15/29	CNY8,170	1,207,644
2.80%, 03/24/29	CNY90,000	13,214,241
2.80%, 03/25/30	CNY103,000	15,273,116
2.85%, 06/04/27	CNY15,700	2,261,421
2.89%, 11/18/31	CNY30,000	4,535,237
3.02%, 05/27/31	CNY20,000	3,036,697
3.12%, 10/25/52	CNY91,930	15,473,874
3.19%, 04/15/53	CNY209,230	35,716,854
3.25%, 11/22/28	CNY43,000	6,402,606
3.27%, 03/25/73	CNY213,720	39,316,971
3.32%, 04/15/52	CNY76,800	13,337,987
3.39%, 03/16/50	CNY69,890	12,118,534
3.52%, 04/25/46	CNY5,210	897,653
3.53%, 10/18/51	CNY46,200	8,303,848
3.54%, 08/16/28	CNY4,000	599,233
3.72%, 04/12/51	CNY49,360	9,126,498
3.73%, 05/25/70	CNY17,290	3,454,746
3.74%, 09/22/35	CNY73,040	12,322,575
3.81%, 09/14/50	CNY183,110	33,951,013
3.86%, 07/22/49	CNY36,000	6,662,260
4.00%, 06/24/69	CNY27,250	5,722,781
4.05%, 07/24/47	CNY18,400	3,429,842
4.08%, 10/22/48	CNY10,940	2,074,816
4.50%, 06/23/41	CNY10,850	2,056,415
China Government International Bonds
0.13%, 11/12/26(a)	EUR700	788,908
0.50%, 11/12/31(a)	EUR300	305,868
0.63%, 11/17/33(a)	EUR400	392,409
2.63%, 10/09/31(a)	EUR1,100	1,275,192
Export-Import Bank of China (The)
2.44%, 04/12/34	CNY109,750	16,037,584
2.50%, 10/13/26	CNY16,840	2,388,248
2.50%, 08/04/28	CNY47,000	6,754,862
2.61%, 01/27/27	CNY12,600	1,792,611
2.74%, 09/05/29	CNY13,000	1,893,905
2.82%, 06/17/27	CNY4,800	687,433
2.87%, 02/06/28	CNY54,550	7,872,578
2.90%, 08/19/32	CNY64,300	9,633,628
3.10%, 02/13/33	CNY148,180	22,544,138
3.18%, 03/11/32	CNY70,250	10,661,172
3.26%, 02/24/27	CNY51,550	7,397,857
3.38%, 07/16/31	CNY68,400	10,413,072
3.74%, 11/16/30	CNY35,550	5,466,614
3.86%, 05/20/29	CNY134,200	20,231,831
3.88%, 01/12/36	CNY5,700	940,210
4.11%, 03/20/27	CNY7,000	1,016,778
4.89%, 03/26/28	CNY24,750	3,739,197
		1,823,440,171
Cocos (Keeling) Islands — 0.0%
Cyprus Government International Bonds, 2.75%, 05/03/49(a)	EUR140	137,198
Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR552	607,193
1.13%, 03/04/33(a)	EUR200	203,777
1.50%, 06/17/31(a)	EUR790	854,246
1.75%, 03/04/41(a)	EUR180	163,639
2.70%, 06/15/28(a)	EUR300	349,102
2.75%, 01/27/30(a)	EUR450	523,941
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Croatia (continued)
2.88%, 04/22/32(a)	EUR200	$231,156
3.00%, 03/20/27(a)	EUR300	349,460
3.25%, 02/11/37(a)	EUR1,340	1,519,884
4.00%, 06/14/35(a)	EUR1,300	1,618,631
		6,421,029
Cyprus — 0.0%
Cyprus Government International Bonds
0.95%, 01/20/32(a)	EUR1,430	1,483,326
1.25%, 01/21/40(a)	EUR472	409,764
2.38%, 09/25/28(a)	EUR591	685,849
3.25%, 06/27/31(a)	EUR597	712,291
4.25%, 11/04/25(a)	EUR300	345,795
		3,637,025
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK24,150	981,778
0.25%, 02/10/27	CZK39,560	1,797,382
0.95%, 05/15/30(a)	CZK24,840	1,032,602
1.00%, 06/26/26(a)	CZK29,130	1,359,556
1.20%, 03/13/31	CZK40,810	1,668,258
1.50%, 04/24/40	CZK53,050	1,664,521
1.75%, 06/23/32	CZK31,000	1,260,887
1.95%, 07/30/37	CZK10,620	381,049
2.00%, 10/13/33	CZK56,610	2,253,476
2.50%, 08/25/28(a)	CZK45,690	2,097,831
2.75%, 07/23/29	CZK36,700	1,674,445
3.00%, 03/03/33	CZK49,680	2,156,322
3.50%, 05/30/35	CZK45,360	1,986,167
4.00%, 04/04/44	CZK22,050	931,302
4.20%, 12/04/36(a)	CZK29,900	1,366,628
4.25%, 10/24/34	CZK5,000	232,847
4.90%, 04/14/34	CZK61,440	3,002,243
5.00%, 09/30/30	CZK25,150	1,240,944
6.20%, 06/16/31	CZK108,580	5,682,134
		32,770,372
Denmark — 0.3%
Denmark Government Bonds
0.00%, 11/15/31	DKK17,345	2,354,050
0.25%, 11/15/52	DKK25,227	1,986,385
0.50%, 11/15/27	DKK22,484	3,386,132
0.50%, 11/15/29	DKK64,550	9,408,753
2.25%, 11/15/26	DKK2,940	456,633
2.25%, 11/15/33	DKK27,835	4,268,975
2.25%, 11/15/35	DKK6,000	904,737
4.50%, 11/15/39	DKK31,027	5,786,697
Kommunekredit
0.00%, 11/17/29	EUR300	313,842
0.00%, 03/03/31	EUR200	201,401
0.00%, 05/04/34(a)	EUR450	406,859
0.75%, 05/18/27(a)	EUR120	135,459
0.88%, 11/03/36(a)	EUR500	455,663
2.88%, 03/17/33(a)	EUR500	580,299
2.88%, 01/19/35(a)	EUR400	457,453
3.13%, 11/24/38(a)	EUR500	566,874
4.50%, 11/19/27(a)	GBP2,000	2,659,826
		34,330,038
Finland — 0.5%
Finland Government Bonds
0.00%, 09/15/26(c)	EUR2,718	3,080,003
0.13%, 09/15/31(c)	EUR2,027	2,029,494
Security	Par (000)	Value
Finland (continued)
0.13%, 04/15/36(c)	EUR1,890	$1,607,018
0.13%, 04/15/52(c)	EUR1,071	515,172
0.25%, 09/15/40(c)	EUR920	678,056
0.50%, 09/15/27(c)	EUR725	812,515
0.50%, 09/15/28(c)	EUR869	956,070
0.50%, 09/15/29(c)	EUR1,083	1,166,253
0.50%, 04/15/43(a)(c)	EUR3,411	2,425,455
0.75%, 04/15/31(c)	EUR8,200	8,618,999
1.13%, 04/15/34(c)	EUR896	898,733
1.38%, 04/15/27(c)	EUR3,060	3,496,475
1.38%, 04/15/47(c)	EUR2,129	1,663,975
1.50%, 09/15/32(c)	EUR3,301	3,524,165
2.63%, 07/04/42(c)	EUR883	918,710
2.75%, 07/04/28(c)	EUR1,754	2,057,066
2.75%, 04/15/38(c)	EUR2,036	2,239,101
2.95%, 04/15/55(c)	EUR1,021	1,025,563
3.00%, 09/15/33(c)	EUR1,380	1,613,418
3.00%, 09/15/34(c)	EUR1,670	1,939,433
3.00%, 09/15/35(c)	EUR1,440	1,660,646
3.20%, 04/15/45(a)	EUR900	996,332
Finnvera Oyj, 2.38%, 10/29/30(a)	EUR2,400	2,750,382
Finnvera OYJ
0.38%, 04/09/29(a)	EUR300	323,025
0.50%, 04/13/26(a)	EUR200	228,834
0.75%, 08/07/28(a)	EUR200	221,349
1.13%, 05/17/32(a)	EUR100	104,412
2.88%, 08/30/29(a)	EUR1,000	1,171,451
Kuntarahoitus Oyj, 2.63%, 06/14/32(a)	EUR400	457,669
Kuntarahoitus OYJ
2.75%, 02/02/34(a)	EUR500	569,362
3.13%, 07/29/30(a)	EUR1,000	1,185,054
4.25%, 01/09/29(a)	GBP1,000	1,323,387
		52,257,577
France — 6.7%
Action Logement Services
0.50%, 10/30/34(a)	EUR200	178,229
0.75%, 07/19/41(a)	EUR300	214,517
3.13%, 09/28/37(a)	EUR200	216,241
3.63%, 10/25/39(a)	EUR300	332,174
4.13%, 10/03/38(a)	EUR400	469,613
Agence Francaise de Developpement EPIC
0.25%, 07/21/26(a)	EUR800	909,476
0.25%, 06/29/29(a)	EUR1,100	1,161,654
0.50%, 05/25/30(a)	EUR600	623,467
1.00%, 01/31/28(a)	EUR300	335,543
1.38%, 07/05/32(a)	EUR1,500	1,543,542
1.50%, 10/31/34(a)	EUR300	293,504
1.63%, 05/25/32(a)	EUR500	524,252
2.75%, 09/30/30(a)	EUR1,100	1,259,495
3.00%, 01/17/34(a)	EUR700	784,096
3.38%, 05/25/33(a)	EUR1,000	1,154,264
3.63%, 01/20/35(a)	EUR800	927,371
3.88%, 04/03/40(a)	EUR1,000	1,140,511
4.13%, 07/22/27(a)	GBP600	788,501
Agence France Locale
0.00%, 09/20/27(a)	EUR300	331,572
0.00%, 03/20/31(a)	EUR2,000	1,975,120
0.20%, 03/20/29(a)	EUR500	532,086
3.13%, 03/20/33(a)	EUR300	342,151
3.13%, 03/20/34(a)	EUR700	791,311

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Bpifrance SACA
0.05%, 09/26/29(a)	EUR300	$312,791
0.13%, 11/25/28(a)	EUR1,200	1,286,440
0.25%, 03/29/30(a)	EUR200	207,211
0.88%, 09/26/28(a)	EUR500	550,471
1.00%, 05/25/27(a)	EUR1,000	1,130,555
1.88%, 05/25/30(a)	EUR300	332,446
2.88%, 11/25/31(a)	EUR1,800	2,059,534
3.00%, 09/10/26(a)	EUR600	696,224
3.00%, 05/25/32(a)	EUR700	801,250
3.13%, 05/25/33(a)	EUR100	114,500
3.13%, 07/01/33(a)	EUR300	342,388
3.38%, 05/25/34(a)	EUR1,700	1,955,398
3.50%, 09/27/27(a)	EUR800	942,076
4.13%, 07/22/27(a)	GBP400	525,664
Caisse d'Amortissement de la Dette Sociale
0.00%, 02/25/28(a)	EUR2,200	2,408,174
0.00%, 05/25/29(a)	EUR1,400	1,479,162
0.00%, 11/25/30(a)	EUR800	805,562
0.00%, 05/25/31(a)	EUR1,000	989,315
0.13%, 09/15/31(a)	EUR1,600	1,575,240
0.45%, 01/19/32(a)	EUR1,400	1,393,536
0.60%, 11/25/29(a)	EUR1,000	1,066,937
2.38%, 09/24/28(a)	EUR2,100	2,421,064
2.75%, 09/24/27(a)	EUR3,000	3,494,027
2.75%, 02/25/29(a)	EUR1,000	1,163,652
2.75%, 11/25/32(a)	EUR1,900	2,150,764
2.88%, 05/25/27(a)	EUR1,300	1,515,777
3.00%, 05/25/28(a)	EUR2,100	2,462,314
3.00%, 11/25/31(a)	EUR800	928,272
3.13%, 03/01/30(a)	EUR1,400	1,648,567
Caisse des Depots et Consignations
2.75%, 10/16/30(a)	EUR2,800	3,230,762
3.13%, 05/25/33(a)	EUR500	574,788
3.38%, 11/25/30(a)	EUR500	592,622
4.00%, 01/17/29(a)	GBP300	392,951
Caisse Francaise de Financement Local SA
0.00%, 06/24/30(a)	EUR700	713,660
0.00%, 03/18/31(a)	EUR400	397,073
0.10%, 11/13/29(a)	EUR400	417,546
0.13%, 02/15/36(a)	EUR300	250,280
0.38%, 01/20/32(a)	EUR300	295,852
0.38%, 02/13/40(a)	EUR200	148,619
0.50%, 01/19/26(a)	EUR100	114,888
0.50%, 02/19/27(a)	EUR800	902,097
0.63%, 04/13/26(a)	EUR300	343,532
0.63%, 01/20/42(a)	EUR500	366,394
0.75%, 01/11/27(a)	EUR100	113,302
0.75%, 09/27/27(a)	EUR200	223,897
1.13%, 12/01/31(a)	EUR300	311,508
1.25%, 05/11/32(a)	EUR200	207,155
1.45%, 01/16/34(a)	EUR400	404,933
1.50%, 01/13/31(a)	EUR1,000	1,081,856
1.50%, 06/28/38(a)	EUR300	276,368
3.00%, 03/19/36(a)	EUR200	223,858
3.13%, 07/20/33(a)	EUR1,000	1,155,627
3.13%, 05/17/39(a)	EUR600	661,798
3.25%, 02/19/29(a)	EUR500	589,175
3.25%, 04/17/35(a)	EUR400	460,155
3.38%, 05/22/37(a)	EUR1,000	1,143,871
Security	Par (000)	Value
France (continued)
Council of Europe Development Bank, 2.75%, 06/19/35(a)	EUR400	$453,256
French Republic Government Bonds
0.00%, 02/25/27(a)(c)	EUR20,550	23,067,381
0.00%, 11/25/29(a)(c)	EUR13,004	13,567,439
0.00%, 11/25/30(a)(c)	EUR23,823	24,046,700
0.00%, 11/25/31(a)(c)	EUR10,950	10,658,705
0.00%, 05/25/32(a)(c)	EUR8,840	8,438,042
0.00%, 05/25/32(c)	EUR5,290	5,049,462
0.25%, 11/25/26(a)(c)	EUR1,331	1,505,923
0.50%, 05/25/29(a)(c)	EUR16,429	17,715,536
0.50%, 05/25/40(c)	EUR8,803	6,435,168
0.50%, 06/25/44(a)(c)	EUR5,612	3,552,214
0.50%, 05/25/72(c)	EUR4,663	1,391,886
0.75%, 02/25/28(a)(c)	EUR19,123	21,336,866
0.75%, 05/25/28(a)(c)	EUR20,361	22,614,177
0.75%, 11/25/28(a)(c)	EUR17,169	18,881,142
0.75%, 05/25/52(a)(c)	EUR7,960	4,173,723
0.75%, 05/25/53(c)	EUR7,108	3,614,002
1.00%, 05/25/27(a)(c)	EUR18,061	20,483,737
1.25%, 05/25/34(a)(c)	EUR20,991	20,658,808
1.25%, 05/25/36(c)	EUR16,990	15,766,658
1.25%, 05/25/38(a)(c)	EUR12,262	10,721,206
1.50%, 05/25/31(a)(c)	EUR11,633	12,563,087
1.50%, 05/25/50(c)	EUR8,250	5,647,585
1.75%, 06/25/39(c)	EUR12,069	11,027,041
1.75%, 05/25/66(c)	EUR6,225	3,669,505
2.00%, 11/25/32(a)(c)	EUR15,140	16,359,632
2.00%, 05/25/48(c)	EUR10,115	8,086,334
2.40%, 09/24/28(c)	EUR18,930	21,883,950
2.50%, 09/24/27(c)	EUR14,870	17,261,498
2.50%, 05/25/30(a)(c)	EUR21,757	25,005,875
2.50%, 05/25/43(a)(c)	EUR5,593	5,275,460
2.70%, 02/25/31(c)	EUR9,861	11,355,030
2.75%, 10/25/27(a)(c)	EUR17,715	20,663,504
2.75%, 02/25/29(a)(c)	EUR25,737	30,018,439
2.75%, 02/25/30(a)(c)	EUR14,758	17,151,324
3.00%, 05/25/33(a)(c)	EUR27,510	31,547,206
3.00%, 11/25/34(c)	EUR10,198	11,492,508
3.00%, 06/25/49(a)(c)	EUR8,640	8,298,708
3.00%, 05/25/54(a)(c)	EUR5,000	4,578,317
3.20%, 05/25/35(c)	EUR13,690	15,582,648
3.25%, 05/25/45(a)(c)	EUR7,571	7,850,842
3.25%, 05/25/55(c)	EUR1,370	1,309,642
3.25%, 05/25/55(a)(c)	EUR10,510	10,046,964
3.50%, 11/25/33(a)(c)	EUR13,653	16,125,271
3.50%, 11/25/35(c)	EUR5,106	5,924,570
3.60%, 05/25/42(c)	EUR1,460	1,618,224
3.75%, 05/25/56(c)	EUR7,910	8,262,508
4.00%, 10/25/38(a)(c)	EUR9,046	10,780,540
4.00%, 04/25/55(c)	EUR5,144	5,684,796
4.00%, 04/25/60(a)(c)	EUR2,560	2,768,777
4.50%, 04/25/41(a)(c)	EUR12,868	15,977,530
4.75%, 04/25/35(a)(c)	EUR8,025	10,316,155
5.50%, 04/25/29(a)(c)	EUR2,118	2,690,485
5.75%, 10/25/32(a)(c)	EUR1,632	2,207,678
Gestion Securite de Stocks Securite SA
0.63%, 10/20/28(a)	EUR400	436,589
3.38%, 06/29/30(a)	EUR600	709,417
Ile-de-France Mobilites
3.40%, 05/25/43(a)	EUR200	209,985
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.80%, 05/25/45(a)	EUR400	$441,145
Ile-De-France Mobilites, 3.45%, 06/25/49(a)	EUR400	405,793
Regie Autonome des Transports Parisiens EPIC
1.88%, 05/25/32(a)	EUR100	106,609
3.25%, 05/25/34(a)	EUR200	227,598
Region of Ile de France
0.00%, 04/20/28(a)	EUR300	326,727
2.90%, 04/30/31(a)	EUR600	692,573
3.20%, 05/25/34(a)	EUR500	569,020
3.65%, 05/25/35(a)	EUR300	351,382
SFIL SA
0.25%, 12/01/31(a)	EUR300	292,984
1.50%, 03/05/32(a)	EUR200	209,479
2.88%, 01/22/31(a)	EUR500	576,144
3.00%, 09/24/30(a)	EUR400	466,076
3.00%, 06/23/32(a)	EUR300	342,746
3.25%, 11/25/30(a)	EUR1,000	1,173,661
SNCF Reseau
2.63%, 12/29/25(a)	EUR300	345,979
5.00%, 03/11/52(a)	GBP400	470,450
Societe Des Grands Projets EPIC
0.00%, 11/25/30(a)	EUR1,600	1,605,785
0.30%, 11/25/31(a)	EUR700	689,755
0.70%, 10/15/60(a)	EUR800	319,490
0.88%, 05/10/46(a)	EUR700	453,087
1.00%, 11/26/51(a)	EUR500	284,118
1.00%, 02/18/70(a)	EUR1,100	441,756
1.13%, 05/25/34(a)	EUR400	386,537
1.63%, 04/08/42(a)	EUR800	663,064
1.70%, 05/25/50(a)	EUR900	640,553
3.38%, 05/25/45(a)	EUR300	312,451
3.70%, 05/25/53(a)	EUR500	518,613
Societe Nationale SNCF SACA
0.63%, 04/17/30(a)	EUR1,000	1,051,181
0.88%, 12/28/26(a)	GBP1,000	1,267,122
0.88%, 02/28/51(a)	EUR900	472,301
1.00%, 05/25/40(a)	EUR100	77,442
1.00%, 01/19/61(a)	EUR400	168,021
3.63%, 04/03/35(a)	EUR200	232,940
5.88%, 01/29/55(a)	GBP500	666,098
Unedic Asseo
0.10%, 11/25/26(a)	EUR2,200	2,483,362
0.25%, 11/25/29(a)	EUR1,400	1,472,051
0.25%, 07/16/35(a)	EUR1,400	1,202,512
0.50%, 03/20/29(a)	EUR600	648,563
0.88%, 05/25/28(a)	EUR100	111,208
1.25%, 10/21/27(a)	EUR1,800	2,037,085
1.25%, 05/25/33(a)	EUR400	404,211
1.50%, 04/20/32(a)	EUR300	316,586
1.75%, 11/25/32(a)	EUR500	530,270
UNEDIC ASSEO
3.13%, 11/25/34(a)	EUR1,200	1,363,252
3.25%, 05/25/35(a)	EUR600	682,605
3.38%, 11/25/33(a)	EUR2,500	2,916,225
Ville de Paris
1.25%, 01/12/32(a)	EUR200	207,484
1.38%, 11/20/34(a)	EUR100	96,328
3.50%, 02/05/36(a)	EUR100	114,682
3.75%, 05/25/40(a)	EUR200	225,585
Security	Par (000)	Value
France (continued)
3.75%, 06/22/48(a)	EUR300	$320,111
		736,083,023
Georgia — 0.2%
Free State of Bavaria, 2.38%, 02/21/31(a)	EUR2,100	2,407,615
Gemeinsame Deutsche Bundeslaender, 2.50%, 10/24/31(a)	EUR400	457,235
Land Baden-Wuerttemberg, 2.63%, 10/30/34(a)	EUR1,800	2,035,289
Land Berlin, 2.88%, 10/15/35(a)	EUR3,200	3,666,799
State of Brandenburg
2.50%, 12/03/30	EUR200	230,434
2.50%, 07/24/31	EUR200	229,795
State of Hesse, 2.50%, 08/28/30	EUR200	230,763
State of Lower Saxony, 2.63%, 10/29/32	EUR2,700	3,092,430
State of North Rhine-Westphalia
2.50%, 10/15/29(a)	EUR450	520,317
2.75%, 10/08/32(a)	EUR5,300	6,120,900
State of North Rhine-Westphalia Germany, 2.70%, 09/05/34(a)	EUR1,000	1,136,907
State of Saxony-Anhalt, 0.35%, 02/09/32	EUR100	99,959
		20,228,443
Germany — 5.2%
Bundesobligation
0.00%, 04/10/26(a)	EUR150	171,503
0.00%, 04/16/27(a)	EUR9,125	10,233,155
1.30%, 10/15/27(a)	EUR7,431	8,463,832
2.10%, 04/12/29(a)	EUR3,000	3,460,223
2.20%, 04/13/28(a)	EUR8,480	9,827,286
2.40%, 10/19/28(a)	EUR26,834	31,261,871
2.40%, 04/18/30(a)	EUR4,100	4,768,093
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/27(a)	EUR4,257	4,719,671
0.00%, 11/15/28(a)	EUR22,958	24,920,234
0.00%, 08/15/29(a)	EUR18,600	19,823,833
0.00%, 02/15/30(a)	EUR7,750	8,157,620
0.00%, 08/15/30(a)	EUR12,730	13,239,561
0.00%, 02/15/31(a)	EUR3,180	3,263,010
0.00%, 08/15/31(a)	EUR2,999	3,035,907
0.00%, 02/15/32(a)	EUR2,751	2,743,371
0.00%, 05/15/35(a)	EUR4,591	4,130,547
0.00%, 05/15/36(a)	EUR21,980	19,100,441
0.00%, 08/15/50(a)	EUR14,946	7,911,965
0.00%, 08/15/52(a)	EUR6,973	3,462,078
0.25%, 08/15/28(a)	EUR3,268	3,591,822
0.25%, 02/15/29(a)	EUR5,881	6,397,218
0.50%, 08/15/27(a)	EUR4,000	4,495,105
0.50%, 02/15/28(a)	EUR32,421	36,173,153
1.00%, 05/15/38(a)	EUR9,673	8,982,804
1.25%, 08/15/48(a)	EUR10,063	8,042,295
1.70%, 08/15/32(a)	EUR8,619	9,521,890
1.80%, 08/15/53(a)	EUR8,708	7,480,013
2.10%, 11/15/29(a)	EUR4,120	4,741,552
2.20%, 02/15/34(a)	EUR5,202	5,853,554
2.30%, 02/15/33(a)	EUR14,270	16,308,147
2.40%, 11/15/30(a)	EUR21,453	24,916,052
2.50%, 02/15/35(a)	EUR12,750	14,585,462
2.50%, 07/04/44(a)	EUR11,467	12,149,441
2.50%, 08/15/46(a)	EUR10,343	10,824,591
2.50%, 08/15/54(a)	EUR7,811	7,829,029
2.60%, 08/15/33(a)	EUR6,950	8,080,591
2.60%, 08/15/34(a)	EUR7,997	9,248,692

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
2.60%, 08/15/35(a)	EUR2,160	$2,482,697
2.60%, 05/15/41(a)	EUR8,100	8,873,863
2.90%, 08/15/56(a)	EUR5,591	6,054,178
3.25%, 07/04/42(a)	EUR5,167	6,131,677
4.00%, 01/04/37(a)	EUR4,340	5,604,726
4.75%, 07/04/28(a)	EUR2,759	3,406,621
4.75%, 07/04/34(a)	EUR9,167	12,386,600
4.75%, 07/04/40(a)	EUR8,629	12,076,910
5.50%, 01/04/31(a)	EUR3,405	4,542,393
5.63%, 01/04/28(a)	EUR1,555	1,930,356
6.25%, 01/04/30(a)	EUR2,903	3,888,331
6.50%, 07/04/27(a)	EUR1,253	1,551,065
Series G, 0.00%, 08/15/30(a)	EUR10,010	10,412,484
Series G, 0.00%, 08/15/31(a)	EUR2,500	2,531,689
Series G, 0.00%, 08/15/50(a)	EUR5,040	2,678,440
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR8,680	9,965,021
2.20%, 03/11/27(a)	EUR1,170	1,352,984
Free & Hanseatic City of Hamburg, 2.38%, 10/02/29	EUR440	506,674
Free and Hanseatic City of Hamburg
0.00%, 09/29/31	EUR300	297,239
0.25%, 02/18/41(a)	EUR200	144,452
0.40%, 11/23/51	EUR350	179,235
1.45%, 11/05/38(a)	EUR100	93,267
2.75%, 03/26/30	EUR300	350,135
2.88%, 04/30/32	EUR1,100	1,282,722
2.88%, 06/26/35	EUR400	459,076
Free State of Bavaria
0.00%, 05/07/27(a)	EUR700	781,825
3.00%, 02/19/55	EUR300	307,207
Free State of Saxony
0.00%, 11/05/29(a)	EUR400	418,968
2.50%, 02/17/32	EUR700	798,820
2.88%, 05/07/35	EUR300	344,054
3.00%, 03/21/33	EUR100	117,007
Gemeinsame Deutsche Bundeslaender
0.00%, 10/08/27(a)	EUR400	442,325
0.00%, 08/26/30(a)	EUR700	714,998
0.63%, 10/25/27(a)	EUR400	446,990
0.63%, 02/13/29(a)	EUR300	326,599
1.25%, 05/04/29(a)	EUR700	775,580
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, 3.00%, 04/26/30(a)	EUR200	235,334
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, 0.25%, 07/16/35(a)	EUR100	89,426
Investitionsbank Schleswig-Holstein, 2.75%, 02/19/35(a)	EUR1,000	1,131,685
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)	EUR200	193,065
0.63%, 01/27/26(a)	EUR200	229,782
0.80%, 04/05/28(a)	EUR300	334,244
2.63%, 03/12/30(a)	EUR300	348,388
2.63%, 02/12/35(a)	EUR300	338,186
2.75%, 05/16/29(a)	EUR1,000	1,168,255
3.00%, 06/27/33(a)	EUR400	467,815
Land Berlin
0.00%, 05/18/27(a)	EUR500	557,875
0.00%, 07/02/30(a)	EUR400	411,262
0.05%, 08/06/40(a)	EUR350	248,726
0.10%, 01/18/30(a)	EUR500	523,027
Security	Par (000)	Value
Germany (continued)
0.10%, 01/18/41(a)	EUR280	$197,233
0.15%, 02/22/36(a)	EUR200	172,355
0.63%, 03/20/26(a)	EUR100	114,649
0.63%, 02/08/27(a)	EUR350	395,756
0.63%, 02/05/29(a)	EUR850	926,899
0.63%, 01/26/52(a)	EUR200	111,918
0.75%, 04/03/34(a)	EUR475	462,245
1.00%, 05/19/32(a)	EUR300	310,788
1.25%, 06/01/28	EUR400	449,366
1.38%, 06/05/37(a)	EUR720	686,486
1.38%, 08/27/38(a)	EUR100	93,009
2.38%, 06/04/30	EUR600	688,782
2.63%, 01/24/31	EUR1,000	1,156,582
2.75%, 01/16/32	EUR550	637,186
2.75%, 02/14/33	EUR500	575,509
2.88%, 02/15/34(a)	EUR1,000	1,155,575
3.00%, 05/04/28	EUR400	469,197
3.00%, 05/15/29(a)	EUR350	411,647
3.00%, 03/13/54(a)	EUR800	807,313
3.13%, 03/19/35	EUR200	234,509
Land Thueringen
0.20%, 10/26/26(a)	EUR60	67,881
0.38%, 12/01/51(a)	EUR250	126,770
0.50%, 03/02/27(a)	EUR100	112,792
0.50%, 03/02/29	EUR500	541,861
2.88%, 04/02/32(a)	EUR300	349,682
3.00%, 11/15/28(a)	EUR1,340	1,575,153
State of Brandenburg
0.00%, 06/26/28(a)	EUR500	543,494
0.25%, 10/19/26(a)	EUR500	566,051
0.60%, 10/13/51(a)	EUR200	110,061
1.13%, 07/04/33(a)	EUR400	408,584
2.50%, 01/25/29	EUR400	463,137
2.88%, 05/23/34(a)	EUR900	1,037,926
3.00%, 07/20/33	EUR100	116,839
3.00%, 05/28/35	EUR300	347,936
State of Bremen
0.00%, 10/06/28(a)	EUR1,000	1,078,015
0.15%, 09/14/40(a)	EUR300	216,134
0.45%, 03/15/29	EUR200	216,372
0.55%, 02/04/50(a)	EUR300	169,733
1.20%, 01/30/34(a)	EUR200	202,901
2.38%, 03/25/27	EUR1,000	1,156,252
2.75%, 01/30/32	EUR200	231,749
2.75%, 01/28/33	EUR1,590	1,830,603
State of Hesse
0.13%, 10/10/31	EUR100	99,637
0.38%, 07/06/26(a)	EUR725	826,120
0.63%, 08/02/28(a)	EUR600	661,240
0.75%, 08/04/36(a)	EUR200	181,138
2.63%, 09/10/27	EUR700	813,570
2.63%, 08/25/34(a)	EUR100	113,088
2.75%, 01/12/32(a)	EUR1,550	1,796,708
2.75%, 01/10/34(a)	EUR1,280	1,466,348
2.88%, 01/10/33	EUR1,150	1,336,485
2.88%, 07/04/33	EUR150	173,933
2.90%, 06/18/35	EUR500	575,539
3.13%, 03/12/35(a)	EUR300	351,916
3.13%, 03/10/39(a)	EUR100	113,622
3.25%, 10/05/28	EUR1,974	2,334,952
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
State of Lower Saxony
0.00%, 07/10/26(a)	EUR500	$568,123
0.00%, 02/11/27(a)	EUR400	449,137
0.00%, 11/25/27(a)	EUR500	551,262
0.00%, 05/26/28(a)	EUR680	740,187
0.00%, 08/13/30(a)	EUR950	974,095
0.13%, 01/09/32(a)	EUR700	691,291
0.25%, 04/15/36(a)	EUR100	86,514
0.38%, 05/14/29(a)	EUR1,600	1,720,500
0.50%, 06/08/26(a)	EUR450	513,815
0.88%, 10/25/28(a)	EUR1,000	1,105,330
1.13%, 09/12/33(a)	EUR200	203,204
2.50%, 01/09/30	EUR500	577,606
2.63%, 03/15/29(a)	EUR1,240	1,441,738
2.63%, 03/18/32(a)	EUR250	287,196
2.63%, 01/09/34	EUR500	567,174
2.75%, 03/25/30	EUR500	583,821
2.75%, 08/04/33(a)	EUR200	229,682
2.75%, 02/24/34	EUR100	114,403
2.75%, 01/09/35	EUR700	795,989
3.00%, 04/16/35	EUR300	347,956
State of Mecklenburg-Western Pomerania
2.55%, 01/12/32	EUR470	538,652
3.00%, 04/17/35(a)	EUR300	348,075
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)	EUR650	696,142
0.00%, 10/12/35(a)	EUR975	837,450
0.13%, 06/04/31(a)	EUR925	931,458
0.20%, 03/31/27(a)	EUR1,000	1,121,846
0.20%, 04/09/30(a)	EUR1,400	1,462,411
0.20%, 01/27/51(a)	EUR250	125,271
0.38%, 09/02/50(a)	EUR200	108,452
0.50%, 04/16/26(a)	EUR65	74,403
0.50%, 02/16/27(a)	EUR700	790,470
0.50%, 01/15/52(a)	EUR630	341,660
0.63%, 07/21/31(a)	EUR460	474,930
0.75%, 08/16/41(a)	EUR75	58,557
0.80%, 07/30/49(a)	EUR630	402,920
0.90%, 11/15/28(a)	EUR600	663,404
0.95%, 01/10/2121(a)	EUR390	139,273
1.00%, 10/16/46(a)	EUR570	408,574
1.10%, 03/13/34(a)	EUR780	783,847
1.25%, 05/12/36(a)	EUR650	628,466
1.38%, 01/15/2120(a)	EUR835	374,970
1.45%, 02/16/43(a)	EUR250	214,348
1.45%, 01/19/2122(a)	EUR200	94,483
1.50%, 06/12/40(a)	EUR550	498,546
1.55%, 06/16/48(a)	EUR2,000	1,578,332
1.63%, 10/24/30(a)	EUR320	353,818
1.65%, 02/22/38(a)	EUR1,130	1,102,555
1.65%, 05/16/47(a)	EUR470	384,543
1.75%, 10/26/57(a)	EUR480	350,195
1.75%, 07/11/68(a)	EUR400	264,837
1.95%, 09/26/78(a)	EUR565	382,115
2.15%, 03/21/2119(a)	EUR845	569,872
2.25%, 06/14/52(a)	EUR300	262,227
2.35%, 07/10/30(a)	EUR200	229,425
2.65%, 01/15/30(a)	EUR500	581,146
2.90%, 01/15/53(a)	EUR1,100	1,102,687
3.00%, 06/06/29(a)	EUR500	588,994
3.00%, 03/20/54(a)	EUR800	810,575
Security	Par (000)	Value
Germany (continued)
3.15%, 11/20/26(a)	EUR680	$792,183
3.40%, 03/07/73(a)	EUR2,140	2,231,114
State of Rhineland-Palatinate
0.00%, 01/21/31(a)	EUR900	909,746
0.05%, 01/23/30(a)	EUR425	443,314
0.38%, 01/26/27(a)	EUR300	338,414
0.38%, 03/10/51(a)	EUR200	104,633
2.75%, 02/23/28(a)	EUR1,490	1,737,109
2.75%, 07/25/31(a)	EUR100	116,132
3.00%, 05/02/34	EUR200	232,994
State of Saarland, 3.00%, 01/19/35(a)	EUR200	232,085
State of Saxony-Anhalt
0.00%, 03/10/31(a)	EUR300	301,786
0.50%, 06/25/27(a)	EUR450	505,031
0.75%, 01/29/29(a)	EUR200	219,115
2.45%, 02/13/30	EUR1,300	1,498,616
2.75%, 05/19/32	EUR400	462,764
2.75%, 01/23/34	EUR200	228,929
2.85%, 01/29/35	EUR200	229,252
2.95%, 06/20/33(a)	EUR250	291,399
3.15%, 02/06/54	EUR190	196,547
State of Schleswig-Holstein Germany
0.05%, 07/08/31(a)	EUR500	499,348
0.13%, 06/12/29(a)	EUR550	584,739
0.20%, 08/15/39(a)	EUR250	188,644
0.38%, 02/08/27(a)	EUR200	225,440
2.75%, 06/13/33(a)	EUR300	345,535
2.88%, 05/10/28(a)	EUR450	526,314
2.88%, 06/25/29(a)	EUR1,000	1,171,501
2.88%, 04/10/35(a)	EUR300	344,630
2.88%, 08/20/35(a)	EUR200	229,399
3.00%, 08/16/33(a)	EUR800	934,789
		574,571,570
Greece — 0.2%
Hellenic Republic Government Bonds
1.88%, 07/23/26(a)(c)	EUR1,000	1,152,085
1.88%, 01/24/52(a)(c)	EUR100	76,076
3.38%, 06/15/34(c)	EUR1,926	2,261,252
3.63%, 06/15/35(c)	EUR1,360	1,614,222
3.88%, 06/15/28(a)(c)	EUR3,620	4,353,743
3.90%, 01/30/33(a)	EUR5,000	6,107,861
4.00%, 01/30/37(a)	EUR2,750	3,348,315
4.13%, 06/15/54(c)	EUR884	1,020,222
4.20%, 01/30/42(a)	EUR1,590	1,948,904
4.38%, 07/18/38(a)(c)	EUR3,000	3,757,961
		25,640,641
Guernsey — 0.0%
States of Guernsey Bond, 3.38%, 12/12/46(a)	GBP100	96,395
Hong Kong — 0.0%
Hong Kong Government International Bonds
3.13%, 06/10/33(a)	EUR500	589,698
3.38%, 06/07/27(a)	EUR382	447,748
3.75%, 06/07/32(a)	EUR200	244,423
		1,281,869
Hungary — 0.2%
Hungary Government Bonds
2.25%, 04/20/33	HUF1,078,920	2,396,663
2.25%, 06/22/34	HUF260,990	552,474
2.75%, 12/22/26	HUF411,470	1,179,106

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hungary (continued)
3.00%, 10/27/27	HUF467,180	$1,305,655
3.00%, 08/21/30	HUF367,180	942,254
3.00%, 10/27/38	HUF348,710	691,053
3.00%, 04/25/41	HUF700,000	1,288,784
3.25%, 10/22/31	HUF255,650	645,014
4.75%, 11/24/32	HUF324,240	866,674
6.75%, 10/22/28	HUF424,590	1,274,253
7.00%, 10/24/35	HUF50,000	150,299
Hungary Government International Bonds
1.63%, 04/28/32(a)	EUR423	435,742
4.00%, 07/25/29(a)	EUR550	654,645
4.25%, 06/16/31(a)	EUR400	482,325
4.50%, 06/16/34(a)	EUR450	537,454
4.88%, 03/22/40(a)	EUR1,000	1,178,640
5.00%, 02/22/27(a)	EUR250	298,569
5.38%, 09/12/33(a)	EUR300	378,650
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR750	933,327
MFB Magyar Fejlesztesi Bank Zrt, 4.38%, 06/27/30(a)	EUR200	238,746
		16,430,327
Iceland — 0.0%
Iceland Government International Bonds
0.00%, 04/15/28(a)	EUR200	216,889
2.63%, 05/27/30(a)	EUR600	690,509
		907,398
Indonesia — 0.8%
Indonesia Government International Bonds
0.90%, 02/14/27	EUR100	112,798
1.10%, 03/12/33	EUR200	193,492
1.30%, 03/23/34	EUR300	285,903
1.40%, 10/30/31	EUR300	310,044
3.65%, 09/10/32	EUR200	232,835
3.75%, 06/14/28(a)	EUR500	591,454
3.88%, 01/15/33	EUR400	469,100
4.13%, 01/15/37	EUR300	350,550
Indonesia Treasury Bond
5.13%, 04/15/27	IDR39,000,000	2,356,938
6.25%, 06/15/36	IDR17,555,000	1,070,292
6.38%, 08/15/28	IDR63,930,000	3,975,229
6.38%, 04/15/32	IDR43,000,000	2,654,070
6.38%, 07/15/37	IDR20,485,000	1,249,944
6.50%, 07/15/30	IDR65,251,000	4,089,864
6.50%, 02/15/31	IDR60,396,000	3,781,833
6.50%, 04/15/36	IDR36,752,000	2,290,140
6.63%, 02/15/34	IDR93,000,000	5,813,884
6.75%, 07/15/35	IDR88,431,000	5,576,707
6.88%, 04/15/29	IDR40,000,000	2,528,583
6.88%, 08/15/51	IDR38,116,000	2,329,361
6.88%, 07/15/54	IDR44,700,000	2,740,031
7.00%, 05/15/27	IDR25,000,000	1,550,643
7.00%, 09/15/30	IDR40,048,000	2,559,685
7.00%, 02/15/33	IDR44,413,000	2,836,826
7.13%, 06/15/38	IDR22,030,000	1,417,223
7.13%, 08/15/40	IDR33,986,000	2,186,860
7.13%, 06/15/42	IDR38,660,000	2,482,128
7.13%, 06/15/43	IDR63,069,000	4,062,166
7.13%, 08/15/45	IDR23,200,000	1,493,064
7.38%, 05/15/48	IDR27,269,000	1,769,179
7.50%, 08/15/32	IDR41,912,000	2,740,352
Security	Par (000)	Value
Indonesia (continued)
7.50%, 06/15/35	IDR45,000,000	$3,000,023
7.50%, 04/15/40	IDR50,166,000	3,329,506
8.25%, 05/15/29	IDR58,031,000	3,822,434
8.25%, 05/15/36	IDR18,000,000	1,262,254
8.38%, 09/15/26	IDR9,000,000	557,417
8.38%, 03/15/34	IDR38,000,000	2,629,848
8.38%, 04/15/39	IDR19,760,000	1,396,490
8.75%, 05/15/31	IDR60,142,000	4,167,102
8.75%, 02/15/44	IDR12,320,000	916,898
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR7,600,000	526,099
		87,709,249
Ireland — 0.3%
Ireland Government Bonds
0.00%, 10/18/31(a)	EUR2,955	2,939,484
0.20%, 05/15/27(a)	EUR5,204	5,839,885
0.20%, 10/18/30(a)	EUR1,387	1,438,317
0.35%, 10/18/32(a)	EUR1,021	1,008,819
0.40%, 05/15/35(a)	EUR4,345	3,965,091
0.55%, 04/22/41(a)	EUR1,098	850,243
0.90%, 05/15/28(a)	EUR681	763,190
1.10%, 05/15/29(a)	EUR2,263	2,512,318
1.30%, 05/15/33(a)	EUR565	591,662
1.35%, 03/18/31(a)	EUR694	758,953
1.50%, 05/15/50(a)	EUR3,332	2,606,829
1.70%, 05/15/37(a)	EUR717	718,981
2.00%, 02/18/45(a)	EUR2,283	2,122,745
2.40%, 05/15/30(a)	EUR1,290	1,491,329
2.60%, 10/18/34(a)	EUR1,230	1,388,567
3.00%, 10/18/43(a)	EUR500	551,825
3.15%, 10/18/55(a)	EUR1,350	1,429,997
		30,978,235
Israel — 0.3%
Israel Government Bonds
0.50%, 02/27/26	ILS2,650	804,049
1.00%, 03/31/30	ILS8,576	2,345,135
1.30%, 04/30/32	ILS6,733	1,772,871
1.50%, 05/31/37	ILS7,977	1,884,878
2.00%, 03/31/27	ILS1,750	524,173
2.25%, 09/28/28	ILS4,828	1,422,199
2.80%, 11/29/52	ILS12,410	2,843,375
3.75%, 09/30/27	ILS10,090	3,095,656
3.75%, 02/28/29	ILS5,568	1,709,928
3.75%, 03/31/47	ILS7,492	2,126,822
4.00%, 03/30/35	ILS9,540	2,948,212
4.60%, 08/31/29	ILS22,450	7,100,361
5.50%, 01/31/42	ILS5,476	1,941,921
6.25%, 10/30/26	ILS3,643	1,144,263
Israel Government International Bonds
0.63%, 01/18/32(a)	EUR600	584,176
1.50%, 01/18/27(a)	EUR300	340,503
1.50%, 01/16/29(a)	EUR900	993,385
2.50%, 01/16/49(a)	EUR850	714,665
5.00%, 10/30/26(a)	EUR200	235,986
		34,532,558
Italy — 4.8%
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR300	331,172
1.00%, 02/11/30(a)	EUR100	107,073
3.25%, 06/17/33(a)	EUR200	230,670
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
4.75%, 10/18/30(a)	EUR600	$748,343
City of Milan Italy, 4.02%, 06/29/35	EUR200	236,991
Istituto Per Il Credito Sportivo E Culturale SpA, 3.50%, 01/29/30(a)	EUR400	471,838
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR4,033	4,447,161
0.45%, 02/15/29(a)	EUR2,558	2,776,435
0.50%, 07/15/28(a)	EUR5,447	6,000,885
0.60%, 08/01/31(c)	EUR5,553	5,676,669
0.85%, 01/15/27(a)	EUR4,000	4,549,703
0.90%, 04/01/31(a)	EUR9,930	10,422,501
0.95%, 09/15/27(a)	EUR5,060	5,714,361
0.95%, 08/01/30(a)	EUR4,218	4,514,670
0.95%, 12/01/31(c)	EUR10,684	11,052,142
0.95%, 06/01/32(a)	EUR6,810	6,956,426
0.95%, 03/01/37(c)	EUR2,128	1,876,706
1.35%, 04/01/30(a)	EUR4,873	5,352,239
1.45%, 03/01/36(c)	EUR4,700	4,511,706
1.50%, 04/30/45(c)	EUR4,136	3,208,091
1.65%, 12/01/30(c)	EUR2,248	2,470,814
1.65%, 03/01/32(c)	EUR5,753	6,184,172
1.70%, 09/01/51(c)	EUR3,850	2,767,372
1.80%, 03/01/41(a)(c)	EUR4,020	3,569,146
2.00%, 02/01/28(a)	EUR7,292	8,384,785
2.05%, 08/01/27(a)	EUR4,559	5,254,361
2.15%, 09/01/52(c)	EUR2,220	1,753,134
2.15%, 03/01/72(c)	EUR320	223,314
2.15%, 03/01/72(a)(c)	EUR1,341	935,826
2.20%, 06/01/27(a)	EUR12,940	14,957,651
2.25%, 09/01/36(c)	EUR3,180	3,285,423
2.45%, 09/01/33(c)	EUR4,872	5,385,202
2.45%, 09/01/50(c)	EUR5,123	4,406,707
2.50%, 12/01/32(a)	EUR6,360	7,123,033
2.65%, 12/01/27(a)	EUR14,389	16,754,413
2.65%, 06/15/28(a)	EUR1,033	1,202,645
2.70%, 10/15/27(a)	EUR8,570	9,980,965
2.70%, 03/01/47(c)	EUR3,824	3,596,828
2.80%, 12/01/28(a)	EUR5,610	6,573,319
2.80%, 06/15/29(a)	EUR3,603	4,213,009
2.80%, 03/01/67(c)	EUR5,952	4,991,353
2.95%, 07/01/30(a)	EUR2,550	2,984,852
2.95%, 09/01/38(c)	EUR2,854	3,075,100
3.00%, 08/01/29(a)	EUR5,468	6,442,638
3.00%, 10/01/29(a)	EUR4,280	5,031,218
3.10%, 03/01/40(c)	EUR6,114	6,576,309
3.15%, 11/15/31(c)	EUR13,630	15,988,069
3.25%, 07/15/32(c)	EUR10,960	12,872,440
3.25%, 03/01/38(c)	EUR5,409	6,036,982
3.25%, 09/01/46(c)	EUR5,402	5,580,219
3.35%, 07/01/29(a)	EUR3,735	4,443,360
3.35%, 03/01/35(c)	EUR13,599	15,835,036
3.40%, 04/01/28(a)	EUR3,964	4,697,736
3.45%, 07/15/31(a)	EUR10,380	12,390,753
3.45%, 03/01/48(c)	EUR3,737	3,943,566
3.50%, 03/01/30(c)	EUR14,097	16,933,638
3.50%, 02/15/31(c)	EUR2,400	2,873,792
3.60%, 10/01/35(a)	EUR2,410	2,834,881
3.65%, 08/01/35(c)	EUR4,483	5,304,067
3.70%, 06/15/30(a)	EUR12,930	15,622,083
3.80%, 08/01/28(a)	EUR2,991	3,588,766
3.85%, 09/15/26(a)	EUR3,800	4,447,129
Security	Par (000)	Value
Italy (continued)
3.85%, 12/15/29(a)	EUR8,123	$9,858,371
3.85%, 07/01/34(a)	EUR5,222	6,316,342
3.85%, 02/01/35(a)	EUR5,771	6,958,590
3.85%, 10/01/40(c)	EUR2,530	2,936,634
3.85%, 09/01/49(c)	EUR10,627	11,856,579
4.00%, 11/15/30(a)	EUR4,110	5,035,248
4.00%, 10/30/31(a)(c)	EUR2,200	2,709,652
4.00%, 04/30/35(c)	EUR3,129	3,840,143
4.00%, 02/01/37(c)	EUR6,717	8,153,261
4.05%, 10/30/37(c)	EUR6,460	7,825,056
4.10%, 02/01/29(a)	EUR5,960	7,242,445
4.15%, 10/01/39(c)	EUR4,160	5,026,483
4.15%, 10/01/39(a)(c)	EUR2,214	2,675,152
4.20%, 03/01/34(a)	EUR5,160	6,404,371
4.30%, 10/01/54(c)	EUR7,160	8,342,035
4.35%, 11/01/33(a)	EUR5,950	7,461,706
4.40%, 05/01/33(a)	EUR4,972	6,259,030
4.45%, 09/01/43(c)	EUR2,260	2,779,433
4.45%, 09/01/43(a)(c)	EUR6,780	8,338,299
4.50%, 10/01/53(a)(c)	EUR3,131	3,777,167
4.75%, 09/01/28(c)	EUR4,108	5,057,939
4.75%, 09/01/44(c)	EUR5,631	7,208,395
5.00%, 08/01/34(c)	EUR8,751	11,481,586
5.00%, 08/01/39(c)	EUR5,573	7,353,511
5.00%, 09/01/40(c)	EUR6,361	8,387,718
5.25%, 11/01/29(a)	EUR872	1,114,092
5.75%, 02/01/33(a)	EUR4,535	6,158,231
6.00%, 05/01/31(a)	EUR2,905	3,918,790
6.50%, 11/01/27(a)	EUR2,764	3,456,781
Region of Lazio Italy, 3.09%, 03/31/43(a)	EUR77	84,116
Republic of Italy Government International Bonds, 5.20%, 07/31/34	EUR950	1,227,015
		529,946,059
Japan — 10.6%
Development Bank of Japan Inc.
2.63%, 09/11/28(a)	EUR500	579,861
3.50%, 09/13/27(a)	EUR200	235,815
Japan Bank for International Cooperation, 2.63%, 10/17/30	EUR1,000	1,151,520
Japan Government Five Year Bonds
0.00%, 12/20/26	JPY795,900	5,119,710
0.00%, 03/20/27	JPY700,000	4,492,080
0.00%, 06/20/27	JPY2,812,700	18,000,162
0.10%, 03/20/27	JPY600,000	3,855,420
0.10%, 09/20/27	JPY1,132,600	7,240,650
0.10%, 03/20/28	JPY1,106,550	7,037,170
0.10%, 06/20/28	JPY2,772,500	17,584,780
0.20%, 12/20/27	JPY532,500	3,402,657
0.20%, 03/20/28	JPY320,000	2,040,224
0.20%, 12/20/28	JPY720,000	4,554,880
0.30%, 12/20/27	JPY455,350	2,916,229
0.30%, 06/20/28	JPY300,000	1,913,234
0.30%, 09/20/28	JPY2,325,600	14,798,093
0.30%, 12/20/28	JPY800,300	5,076,957
0.40%, 09/20/28	JPY628,400	4,009,689
0.40%, 03/20/29	JPY1,500,000	9,523,426
0.40%, 06/20/29	JPY897,700	5,682,548
0.50%, 03/20/29	JPY752,200	4,791,456
0.50%, 06/20/29	JPY1,402,650	8,909,979
0.60%, 03/20/29	JPY401,300	2,564,811
0.60%, 06/20/29	JPY1,040,600	6,635,176

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.70%, 09/20/29	JPY1,362,250	$8,700,242
0.90%, 12/20/29	JPY833,850	5,355,995
1.00%, 03/20/30	JPY927,700	5,975,296
1.00%, 06/20/30	JPY1,614,200	10,380,810
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY948,700	2,959,060
0.50%, 03/20/59	JPY1,231,650	3,754,156
0.50%, 03/20/60	JPY880,300	2,632,906
0.70%, 03/20/61	JPY533,800	1,696,182
0.80%, 03/20/58	JPY515,700	1,815,482
0.90%, 03/20/57	JPY364,550	1,353,621
1.00%, 03/20/62	JPY458,600	1,590,950
1.30%, 03/20/63	JPY534,600	2,017,937
1.40%, 03/20/55	JPY510,150	2,241,827
1.70%, 03/20/54	JPY718,950	3,469,159
1.90%, 03/20/53	JPY1,140,700	5,802,200
2.00%, 03/20/52	JPY940,100	4,931,075
2.20%, 03/20/49	JPY77,000	444,644
2.20%, 03/20/50	JPY116,250	659,602
2.20%, 03/20/51	JPY295,250	1,638,420
2.20%, 03/20/64	JPY1,279,100	6,340,627
2.40%, 03/20/48	JPY136,450	830,098
3.10%, 03/20/65	JPY246,050	1,526,213
Japan Government Ten Year Bonds
0.10%, 12/20/26	JPY1,602,750	10,321,536
0.10%, 03/20/27	JPY1,914,150	12,301,455
0.10%, 06/20/27	JPY990,700	6,349,984
0.10%, 09/20/27	JPY1,108,500	7,087,087
0.10%, 12/20/27	JPY2,144,500	13,676,148
0.10%, 03/20/28	JPY1,854,250	11,795,266
0.10%, 06/20/28	JPY1,931,450	12,254,748
0.10%, 09/20/28	JPY1,565,250	9,898,039
0.10%, 12/20/28	JPY1,086,750	6,852,818
0.10%, 03/20/29	JPY1,170,000	7,353,211
0.10%, 06/20/29	JPY1,370,450	8,582,407
0.10%, 09/20/29	JPY2,198,550	13,719,704
0.10%, 12/20/29	JPY2,161,650	13,436,117
0.10%, 03/20/30	JPY3,525,800	21,825,598
0.10%, 06/20/30	JPY3,084,850	19,036,846
0.10%, 09/20/30	JPY2,179,200	13,398,560
0.10%, 12/20/30	JPY3,268,200	20,016,716
0.10%, 03/20/31	JPY1,316,600	8,029,405
0.10%, 06/20/31	JPY1,185,700	7,200,467
0.10%, 09/20/31	JPY2,765,100	16,718,792
0.10%, 12/20/31	JPY1,020,700	6,147,608
0.20%, 03/20/32	JPY2,356,900	14,226,032
0.20%, 06/20/32	JPY1,551,150	9,319,281
0.20%, 09/20/32	JPY1,764,200	10,550,506
0.40%, 06/20/33	JPY2,290,350	13,726,355
0.50%, 12/20/32	JPY1,284,950	7,822,943
0.50%, 03/20/33	JPY1,426,550	8,652,212
0.60%, 12/20/33	JPY3,979,300	24,050,344
0.70%, 12/20/33	JPY1,080,350	6,576,982
0.80%, 09/20/33	JPY1,652,550	10,183,652
0.80%, 03/20/34	JPY2,142,250	13,114,831
0.90%, 09/20/34	JPY1,625,050	9,959,506
1.10%, 06/20/34	JPY1,612,750	10,089,068
1.20%, 12/20/34	JPY1,425,800	8,943,433
1.40%, 03/20/35	JPY2,402,800	15,268,948
1.50%, 06/20/35	JPY1,803,150	11,557,675
1.70%, 09/20/35	JPY1,364,350	8,886,625
Security	Par (000)	Value
Japan (continued)
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY1,066,750	$4,342,491
0.40%, 06/20/49	JPY1,294,500	4,870,437
0.40%, 09/20/49	JPY395,350	1,473,894
0.40%, 12/20/49	JPY996,600	3,689,208
0.40%, 03/20/50	JPY437,500	1,598,230
0.50%, 09/20/46	JPY385,650	1,634,708
0.50%, 03/20/49	JPY250,350	979,631
0.60%, 12/20/46	JPY575,100	2,478,153
0.60%, 06/20/50	JPY823,150	3,155,575
0.60%, 09/20/50	JPY581,950	2,209,305
0.70%, 06/20/48	JPY308,100	1,302,173
0.70%, 12/20/48	JPY196,900	818,561
0.70%, 12/20/50	JPY363,700	1,409,768
0.70%, 03/20/51	JPY506,150	1,942,190
0.70%, 06/20/51	JPY162,050	616,691
0.70%, 09/20/51	JPY410,700	1,550,327
0.70%, 12/20/51	JPY353,050	1,324,673
0.80%, 03/20/46	JPY520,250	2,399,618
0.80%, 03/20/47	JPY416,650	1,868,707
0.80%, 06/20/47	JPY647,000	2,884,190
0.80%, 09/20/47	JPY1,788,350	7,920,693
0.80%, 12/20/47	JPY472,650	2,077,528
0.80%, 03/20/48	JPY600,600	2,622,281
0.90%, 09/20/48	JPY206,800	911,906
1.00%, 03/20/52	JPY321,600	1,311,229
1.20%, 06/20/53	JPY264,650	1,118,275
1.30%, 06/20/52	JPY255,350	1,125,095
1.40%, 09/20/45	JPY682,000	3,597,474
1.40%, 12/20/45	JPY599,300	3,145,751
1.40%, 09/20/52	JPY374,200	1,689,981
1.40%, 03/20/53	JPY376,550	1,685,205
1.50%, 12/20/44	JPY217,150	1,184,407
1.50%, 03/20/45	JPY462,250	2,508,392
1.60%, 06/20/45	JPY281,000	1,545,104
1.60%, 12/20/52	JPY432,300	2,045,720
1.60%, 12/20/53	JPY350,750	1,640,167
1.70%, 12/20/43	JPY1,052,650	6,059,046
1.70%, 03/20/44	JPY130,000	744,302
1.70%, 06/20/44	JPY62,050	353,456
1.70%, 09/20/44	JPY216,850	1,230,231
1.80%, 11/22/32	JPY1,246,700	8,302,743
1.80%, 03/20/43	JPY99,600	589,880
1.80%, 09/20/43	JPY189,800	1,114,531
1.80%, 09/20/53	JPY252,300	1,245,097
1.80%, 03/20/54	JPY480,050	2,354,111
1.90%, 09/20/42	JPY519,350	3,148,367
1.90%, 06/20/43	JPY236,950	1,418,059
2.00%, 09/20/40	JPY952,750	6,021,494
2.00%, 09/20/41	JPY488,000	3,040,340
2.00%, 03/20/42	JPY994,650	6,151,605
2.10%, 09/20/54	JPY369,400	1,943,214
2.20%, 09/20/39	JPY1,081,050	7,088,456
2.20%, 03/20/41	JPY446,300	2,873,204
2.20%, 06/20/54	JPY585,350	3,155,156
2.30%, 03/20/35	JPY34,550	237,410
2.30%, 06/20/35	JPY53,250	365,805
2.30%, 12/20/35	JPY155,000	1,062,100
2.30%, 03/20/39	JPY227,250	1,516,355
2.30%, 03/20/40	JPY368,850	2,434,630
2.30%, 12/20/54	JPY1,137,150	6,252,813
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.40%, 03/20/34	JPY31,250	$216,254
2.40%, 03/20/37	JPY168,400	1,156,040
2.40%, 09/20/38	JPY332,450	2,254,210
2.40%, 03/20/55	JPY462,350	2,602,786
2.50%, 06/20/34	JPY32,050	223,903
2.50%, 09/20/34	JPY450,150	3,144,173
2.50%, 09/20/37	JPY49,000	339,071
2.50%, 03/20/38	JPY411,100	2,831,613
2.80%, 06/20/55	JPY445,400	2,735,287
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY694,250	3,833,213
0.30%, 06/20/39	JPY1,146,550	5,880,548
0.30%, 09/20/39	JPY363,100	1,846,332
0.30%, 12/20/39	JPY288,350	1,454,409
0.40%, 03/20/36	JPY481,050	2,733,867
0.40%, 03/20/39	JPY1,622,550	8,500,159
0.40%, 03/20/40	JPY730,550	3,717,763
0.40%, 06/20/40	JPY1,066,550	5,386,084
0.40%, 09/20/40	JPY1,586,750	7,947,583
0.40%, 06/20/41	JPY966,000	4,719,909
0.50%, 09/20/36	JPY1,747,050	9,916,765
0.50%, 03/20/38	JPY708,300	3,871,505
0.50%, 06/20/38	JPY674,900	3,662,737
0.50%, 12/20/38	JPY495,400	2,651,270
0.50%, 12/20/40	JPY1,283,050	6,484,634
0.50%, 03/20/41	JPY428,200	2,144,074
0.50%, 09/20/41	JPY857,300	4,231,233
0.50%, 12/20/41	JPY614,100	3,010,505
0.60%, 12/20/36	JPY604,250	3,449,306
0.60%, 06/20/37	JPY705,900	3,982,770
0.60%, 09/20/37	JPY592,600	3,320,964
0.60%, 12/20/37	JPY592,750	3,303,892
0.70%, 03/20/37	JPY445,950	2,560,286
0.70%, 09/20/38	JPY839,350	4,646,682
0.80%, 03/20/42	JPY509,950	2,617,429
0.90%, 06/20/42	JPY795,300	4,126,604
1.00%, 12/20/35	JPY835,750	5,080,786
1.10%, 09/20/42	JPY681,100	3,636,040
1.10%, 03/20/43	JPY435,000	2,297,093
1.10%, 06/20/43	JPY639,950	3,358,449
1.20%, 12/20/34	JPY838,550	5,258,531
1.20%, 03/20/35	JPY858,100	5,363,679
1.20%, 09/20/35	JPY567,500	3,528,736
1.30%, 06/20/35	JPY1,172,800	7,379,095
1.30%, 12/20/43	JPY654,350	3,515,142
1.40%, 09/20/34	JPY741,200	4,740,790
1.40%, 12/20/42	JPY664,050	3,704,421
1.50%, 03/20/34	JPY738,950	4,785,106
1.50%, 06/20/34	JPY779,100	5,035,443
1.50%, 09/20/43	JPY351,000	1,961,160
1.60%, 06/20/30	JPY896,950	5,924,612
1.60%, 03/20/32	JPY23,850	157,133
1.60%, 03/20/33	JPY97,000	636,270
1.60%, 12/20/33	JPY762,650	4,985,240
1.60%, 03/20/44	JPY323,800	1,822,608
1.70%, 12/20/31	JPY121,950	808,562
1.70%, 03/20/32	JPY402,100	2,665,299
1.70%, 06/20/32	JPY118,500	785,002
1.70%, 09/20/32	JPY1,069,550	7,081,835
1.70%, 12/20/32	JPY103,000	681,183
1.70%, 06/20/33	JPY942,950	6,217,996
Security	Par (000)	Value
Japan (continued)
1.70%, 09/20/33	JPY1,262,050	$8,313,215
1.80%, 09/20/31	JPY535,100	3,569,370
1.80%, 12/20/31	JPY390,000	2,600,986
1.80%, 03/20/32	JPY600,000	3,999,995
1.80%, 12/20/32	JPY490,100	3,260,428
1.80%, 09/20/44	JPY494,300	2,851,007
1.90%, 03/20/29	JPY430,900	2,873,698
1.90%, 09/20/30	JPY183,850	1,230,819
1.90%, 06/20/31	JPY330,000	2,213,821
1.90%, 06/20/44	JPY328,700	1,934,352
2.00%, 03/20/27	JPY203,900	1,344,489
2.00%, 06/20/30	JPY60,800	408,734
2.00%, 12/20/44	JPY2,061,050	12,250,480
2.10%, 12/20/26	JPY1,327,200	8,740,182
2.10%, 03/20/29	JPY517,700	3,475,088
2.10%, 06/20/29	JPY161,850	1,087,868
2.10%, 09/20/29	JPY460,300	3,097,535
2.10%, 12/20/29	JPY1,929,500	13,001,955
2.10%, 03/20/30	JPY853,400	5,756,760
2.10%, 12/20/30	JPY205,000	1,387,353
2.20%, 03/20/28	JPY180,150	1,203,333
2.20%, 03/20/30	JPY355,000	2,404,212
2.30%, 06/20/27	JPY1,199,500	7,963,585
2.40%, 03/20/45	JPY687,300	4,340,289
2.50%, 06/20/45	JPY420,650	2,695,169
Japan Government Two Year Bonds
0.40%, 08/01/26	JPY410,200	2,655,998
0.40%, 10/01/26	JPY1,842,950	11,924,039
0.50%, 11/01/26	JPY294,000	1,902,864
0.60%, 12/01/26	JPY108,200	700,783
0.60%, 01/01/27	JPY1,544,600	10,000,699
0.70%, 02/01/27	JPY494,750	3,205,931
0.70%, 05/01/27	JPY1,242,050	8,042,069
0.80%, 03/01/27	JPY415,700	2,697,055
0.90%, 04/01/27	JPY1,883,550	12,234,081
0.90%, 08/01/27	JPY467,600	3,034,763
Tokyo Metropolitan Government, 2.63%, 10/28/30(a)	EUR700	804,153
		1,170,665,306
Jersey — 0.0%
Jersey International Bonds, 3.75%, 06/09/54(a)	GBP100	96,654
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
0.60%, 09/30/26(a)	EUR300	338,971
1.50%, 09/30/34(a)	EUR100	97,519
2.38%, 11/09/28(a)	EUR100	113,845
		550,335
Latvia — 0.0%
Latvia Government International Bonds
0.00%, 01/24/29(a)	EUR1,500	1,592,542
1.88%, 02/19/49(a)	EUR340	268,591
2.88%, 05/21/30(a)	EUR675	780,999
3.00%, 01/24/32(a)	EUR575	662,022
		3,304,154
Lithuania — 0.1%
Lithuania Government International Bonds
0.75%, 05/06/30(a)	EUR730	767,798
0.95%, 05/26/27(a)	EUR418	471,888
1.63%, 06/19/49(a)	EUR370	260,379

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lithuania (continued)
2.13%, 10/29/26(a)	EUR1,000	$1,152,243
2.13%, 10/22/35(a)	EUR428	438,844
2.88%, 01/28/30(a)	EUR600	694,215
3.50%, 02/13/34(a)	EUR1,580	1,844,693
3.63%, 03/10/36(a)	EUR900	1,039,112
3.63%, 01/28/40(a)	EUR350	389,189
4.25%, 09/10/45(a)	EUR825	953,657
		8,012,018
Luxembourg — 0.1%
Banque et Caisse d'Epargne de l'Etat, 3.25%, 03/19/31, (3-mo. EURIBOR0.80.8%)(a)(b)	EUR200	234,605
State of the Grand-Duchy of Luxembourg
0.00%, 03/24/31(a)	EUR1,305	1,316,352
0.00%, 09/14/32(a)	EUR765	738,313
0.63%, 02/01/27(a)	EUR853	965,731
2.25%, 03/19/28(a)	EUR190	219,699
2.90%, 09/17/35(a)	EUR2,490	2,872,497
3.00%, 03/02/33(a)	EUR533	627,787
		6,974,984
Malaysia — 0.7%
Malaysia Government Bonds
2.63%, 04/15/31	MYR37,430	8,614,920
3.76%, 05/22/40	MYR11,200	2,673,343
3.83%, 07/05/34	MYR9,380	2,287,967
3.84%, 04/15/33	MYR3,000	731,391
3.89%, 08/15/29	MYR13,000	3,175,981
3.90%, 11/30/26	MYR1,900	458,517
3.90%, 11/16/27	MYR7,400	1,795,524
3.91%, 07/15/26	MYR3,700	890,300
3.92%, 07/15/55	MYR3,220	757,978
4.05%, 04/18/39	MYR20,190	4,976,864
4.07%, 06/15/50	MYR9,570	2,299,382
4.18%, 05/16/44	MYR14,840	3,665,119
4.23%, 06/30/31	MYR6,710	1,672,309
4.25%, 05/31/35	MYR800	201,992
4.46%, 03/31/53	MYR14,050	3,590,151
4.50%, 04/15/30	MYR850	213,396
4.64%, 11/07/33	MYR17,660	4,544,157
4.70%, 10/15/42	MYR6,840	1,802,203
4.74%, 03/15/46	MYR2,170	574,014
4.76%, 04/07/37	MYR8,495	2,232,543
4.89%, 06/08/38	MYR4,240	1,130,228
4.92%, 07/06/48	MYR8,440	2,294,229
4.94%, 09/30/43	MYR450	122,090
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR10,850	2,607,803
3.45%, 07/15/36	MYR7,770	1,833,632
3.47%, 10/15/30	MYR4,000	963,659
3.60%, 07/31/28	MYR11,000	2,657,608
3.80%, 10/08/31	MYR9,750	2,381,636
3.97%, 07/16/40	MYR6,840	1,673,938
4.07%, 09/30/26	MYR5,000	1,206,202
4.12%, 11/30/34	MYR8,300	2,073,298
4.13%, 07/09/29	MYR11,091	2,731,506
4.19%, 10/07/32	MYR15,740	3,925,662
4.28%, 03/23/54	MYR2,610	652,329
4.29%, 08/14/43	MYR6,400	1,602,148
4.37%, 10/31/28	MYR7,080	1,748,957
4.42%, 09/30/41	MYR4,380	1,121,464
4.47%, 09/15/39	MYR2,930	753,637
Security	Par (000)	Value
Malaysia (continued)
4.58%, 08/30/33	MYR1,600	$409,958
4.64%, 11/15/49	MYR3,300	863,655
5.36%, 05/15/52	MYR6,990	2,024,039
		81,935,729
Mexico — 0.7%
Mexican Bonos
5.50%, 03/04/27	780	—
7.00%, 09/03/26	MXN140	753,183
7.50%, 05/26/33	MXN1,050	5,340,394
8.00%, 05/24/35	MXN310	1,586,966
8.00%, 02/21/36	MXN340	1,726,867
8.00%, 07/31/53	MXN114,530	5,890,151
8.50%, 03/02/28	MXN570	3,122,718
8.50%, 03/01/29	MXN2,810	15,395,141
8.50%, 02/28/30	MXN104,850	7,071,556
Series M, 7.75%, 05/29/31	MXN1,370	7,203,538
Series M, 7.75%, 11/23/34	MXN820	4,165,128
Series M, 7.75%, 11/13/42	MXN1,136	5,276,100
Series M, 8.00%, 11/07/47	MXN906	4,261,667
Series M 20, 7.50%, 06/03/27	MXN742	4,007,146
Series M 20, 8.50%, 05/31/29	MXN641	3,511,972
Series M 30, 8.50%, 11/18/38	MXN538	2,761,177
Series M 30, 10.00%, 11/20/36	MXN220	1,280,787
Mexico Government International Bonds
1.13%, 01/17/30	EUR500	526,472
1.35%, 09/18/27	EUR400	450,686
1.45%, 10/25/33	EUR900	850,247
1.75%, 04/17/28	EUR350	393,032
2.13%, 10/25/51	EUR600	387,477
2.25%, 08/12/36	EUR200	188,910
2.38%, 02/11/30	EUR200	221,876
2.88%, 04/08/39	EUR800	746,917
3.00%, 03/06/45	EUR200	172,351
3.50%, 09/19/29	EUR300	348,366
4.00%, 03/15/2115	EUR300	250,788
4.49%, 05/25/32	EUR843	1,003,440
4.63%, 05/04/33	EUR300	356,574
5.13%, 05/04/37	EUR300	355,688
5.13%, 03/19/38	EUR200	235,183
5.63%, 03/19/2114	GBP100	97,855
		79,940,353
Namibia — 0.0%
European Investment Bank, 2.50%, 02/17/31(a)	EUR1,279	1,477,617
Netherlands — 1.1%
BNG Bank NV
0.10%, 01/15/30(a)	EUR3,000	3,137,097
1.25%, 03/30/37(a)	EUR1,550	1,462,976
1.88%, 07/13/32(a)	EUR1,200	1,311,974
2.50%, 05/21/30(a)	EUR700	806,913
2.75%, 01/11/34(a)	EUR590	674,829
3.25%, 08/29/33(a)	EUR1,200	1,424,031
3.38%, 04/02/40(a)	EUR600	691,061
4.25%, 02/15/29(a)	GBP400	529,929
4.50%, 01/31/28(a)	GBP1,000	1,330,108
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 3.00%, 10/25/27(a)	EUR200	234,195
Nederlandse Waterschapsbank NV
0.00%, 11/16/26(a)	EUR200	225,622
0.00%, 09/08/31(a)	EUR200	197,995
0.00%, 02/16/37(a)	EUR600	486,080
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
0.13%, 09/03/35(a)	EUR300	$261,133
0.25%, 12/15/25(a)	GBP300	392,422
0.38%, 09/28/46(a)	EUR400	242,224
0.63%, 01/18/27(a)	EUR1,000	1,132,694
0.75%, 10/04/41(a)	EUR400	306,111
1.50%, 04/27/38(a)	EUR280	264,994
2.50%, 05/22/30(a)	EUR2,000	2,306,294
2.63%, 01/10/34(a)	EUR1,000	1,131,672
3.00%, 06/05/31(a)	EUR600	705,018
4.13%, 10/22/27(a)	GBP1,000	1,319,216
4.75%, 01/31/28(a)	GBP100	133,710
Netherlands Government Bonds
0.00%, 01/15/27(c)	EUR1,900	2,140,089
0.00%, 01/15/29(c)	EUR3,215	3,462,874
0.00%, 07/15/30(c)	EUR3,737	3,869,266
0.00%, 07/15/31(c)	EUR4,084	4,107,794
0.00%, 01/15/38(c)	EUR5,246	4,209,768
0.00%, 01/15/52(c)	EUR7,180	3,545,661
0.25%, 07/15/29(c)	EUR2,620	2,813,760
0.50%, 07/15/26(c)	EUR2,479	2,829,675
0.50%, 07/15/32(a)(c)	EUR2,690	2,719,260
0.50%, 01/15/40(c)	EUR5,680	4,627,097
0.75%, 07/15/27(c)	EUR5,956	6,726,055
0.75%, 07/15/28(c)	EUR9,093	10,122,780
2.00%, 01/15/54(c)	EUR5,530	4,837,406
2.50%, 01/15/30(c)	EUR2,770	3,223,304
2.50%, 01/15/33(c)	EUR8,455	9,713,763
2.50%, 07/15/33(c)	EUR2,999	3,430,125
2.50%, 07/15/34(c)	EUR2,930	3,325,587
2.75%, 01/15/47(c)	EUR6,120	6,529,817
3.25%, 01/15/44(a)(c)	EUR2,980	3,464,110
3.75%, 01/15/42(c)	EUR6,284	7,803,007
4.00%, 01/15/37(c)	EUR5,603	7,143,628
5.50%, 01/15/28(c)	EUR1,170	1,448,932
		122,802,056
New Zealand — 0.3%
Auckland Council
0.13%, 09/26/29(a)	EUR300	314,056
0.25%, 11/17/31(a)	EUR400	396,446
Housing New Zealand Ltd., 3.42%, 10/18/28(a)	NZD500	288,311
New Zealand Government Bonds
0.25%, 05/15/28	NZD2,225	1,193,105
0.50%, 05/15/26	NZD2,705	1,532,268
1.50%, 05/15/31	NZD1,862	959,734
1.75%, 05/15/41	NZD3,420	1,335,526
2.00%, 05/15/32	NZD7,269	3,759,618
2.75%, 04/15/37(a)	NZD2,530	1,247,480
2.75%, 05/15/51	NZD3,080	1,207,619
3.00%, 04/20/29	NZD11,582	6,617,819
3.50%, 04/14/33(a)	NZD1,699	953,090
4.25%, 05/15/34	NZD2,430	1,421,102
4.25%, 05/15/36	NZD2,200	1,266,880
4.50%, 04/15/27(a)	NZD7,787	4,575,728
4.50%, 05/15/30	NZD4,710	2,835,557
4.50%, 05/15/35	NZD2,400	1,420,607
5.00%, 05/15/54	NZD2,400	1,386,324
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD200	113,905
1.50%, 04/20/29(a)	NZD2,345	1,266,000
2.25%, 05/15/31(a)	NZD1,000	530,604
Security	Par (000)	Value
New Zealand (continued)
3.50%, 04/14/33	NZD200	$110,001
4.40%, 09/08/27	AUD1,200	791,970
4.50%, 05/15/30(a)	NZD600	358,311
5.00%, 03/08/34	AUD650	427,804
		36,309,865
Niger — 0.1%
Nederlandse Waterschapsbank NV
2.13%, 10/30/28(a)	EUR3,100	3,559,135
2.50%, 09/13/27(a)	EUR1,100	1,276,086
2.75%, 09/24/32(a)	EUR600	691,912
		5,527,133
Norway — 0.2%
City of Oslo Norway, 4.37%, 10/23/35	NOK25,000	2,473,266
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR300	313,764
0.60%, 06/01/26	AUD286	183,621
2.63%, 11/05/31(a)	EUR500	572,393
2.63%, 02/12/32(a)	EUR600	684,906
2.75%, 11/29/27(a)	EUR600	697,811
4.00%, 09/24/30	AUD2,058	1,331,341
4.38%, 10/23/28(a)	GBP300	398,798
4.40%, 02/17/26	AUD200	131,021
5.25%, 04/18/34	AUD200	135,305
Norway Government Bonds
1.25%, 09/17/31(c)	NOK14,929	1,271,532
1.38%, 08/19/30(a)(c)	NOK19,038	1,676,313
1.50%, 02/19/26(c)	NOK9,892	969,628
1.75%, 02/17/27(c)	NOK14,007	1,346,428
1.75%, 09/06/29(c)	NOK7,378	674,462
2.00%, 04/26/28(c)	NOK8,820	833,752
2.13%, 05/18/32(c)	NOK14,621	1,295,840
3.00%, 08/15/33(a)(c)	NOK11,500	1,063,498
3.50%, 10/06/42(a)(c)	NOK8,450	785,524
3.63%, 04/13/34(c)	NOK18,770	1,807,408
3.63%, 05/31/39(c)	NOK5,700	539,907
3.75%, 06/12/35(c)	NOK30,830	2,982,740
		22,169,258
Peru — 0.2%
Peru Government Bonds
5.35%, 08/12/40	PEN7	1,776,652
5.40%, 08/12/34	PEN11	3,043,612
5.94%, 02/12/29	PEN5	1,462,724
6.15%, 08/12/32	PEN4	1,348,494
6.35%, 08/12/28	PEN3	895,861
6.85%, 08/12/35(c)	PEN11	3,510,381
7.30%, 08/12/33(a)(c)	PEN5	1,799,045
7.60%, 08/12/39(c)	PEN7	2,390,966
Peru Government International Bonds, 1.95%, 11/17/36	EUR500	479,389
		16,707,124
Philippines — 0.0%
Philippines Government International Bonds
0.70%, 02/03/29	EUR100	107,757
0.88%, 05/17/27	EUR200	224,843
1.20%, 04/28/33	EUR100	98,050
1.75%, 04/28/41	EUR200	169,498
3.63%, 02/04/32	EUR400	469,129
		1,069,277

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 0.7%
Bank Gospodarstwa Krajowego
0.50%, 07/08/31(a)	EUR500	$500,740
1.63%, 04/30/28(a)	EUR100	112,691
3.88%, 03/13/35(a)	EUR650	765,270
4.00%, 09/08/27(a)	EUR200	237,632
4.00%, 03/13/32(a)	EUR200	241,235
4.25%, 03/18/37(a)	EUR600	710,578
4.38%, 03/13/39(a)	EUR650	763,866
5.13%, 02/22/33(a)	EUR100	128,675
Republic of Poland Government Bonds
0.00%, 01/25/27(f)	PLN16,490	4,270,031
0.25%, 10/25/26	PLN20,597	5,406,929
1.25%, 10/25/30	PLN87,521	20,117,583
1.75%, 04/25/32	PLN19,598	4,389,916
2.50%, 07/25/26	PLN10,390	2,796,400
2.50%, 07/25/27	PLN5,088	1,342,945
2.75%, 04/25/28	PLN14,100	3,696,066
2.75%, 10/25/29	PLN8,780	2,227,580
3.75%, 05/25/27	PLN2,131	575,480
4.00%, 04/25/47	PLN2,250	506,220
4.50%, 07/25/30	PLN1,500	402,565
4.75%, 07/25/29	PLN5,690	1,553,344
5.00%, 10/25/34	PLN19,820	5,281,304
5.00%, 10/25/35	PLN13,300	3,510,087
6.00%, 10/25/33	PLN10,600	3,034,385
7.50%, 07/25/28	PLN7,530	2,205,722
Republic of Poland Government International Bonds
0.88%, 05/10/27(a)	EUR350	396,126
1.00%, 10/25/28(a)	EUR550	609,766
1.00%, 03/07/29(a)	EUR400	441,082
1.50%, 01/19/26(a)	EUR250	287,721
2.00%, 03/08/49(a)	EUR250	196,646
2.75%, 05/25/32(a)	EUR250	283,877
3.00%, 01/16/30(a)	EUR100	117,243
3.13%, 10/22/31(a)	EUR1,050	1,221,025
3.13%, 07/07/32(a)	EUR1,500	1,735,302
3.63%, 11/29/30(a)	EUR800	959,056
3.63%, 01/16/35(a)	EUR500	589,487
3.88%, 10/22/39(a)	EUR900	1,027,560
4.13%, 01/11/44(a)	EUR380	435,057
4.25%, 02/14/43(a)	EUR450	524,690
		73,601,882
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(c)	EUR2,229	2,259,941
0.48%, 10/18/30(c)	EUR1,949	2,053,901
0.70%, 10/15/27(c)	EUR2,307	2,598,456
0.90%, 10/12/35(c)	EUR1,721	1,626,206
1.00%, 04/12/52(c)	EUR2,403	1,507,696
1.15%, 04/11/42(c)	EUR2,004	1,630,942
1.65%, 07/16/32(c)	EUR1,075	1,166,382
1.95%, 06/15/29(a)(c)	EUR2,417	2,770,448
2.13%, 10/17/28(c)	EUR2,071	2,395,210
2.25%, 04/18/34(c)	EUR2,280	2,510,895
2.88%, 07/21/26(c)	EUR529	614,113
2.88%, 10/20/34(a)(c)	EUR2,260	2,598,661
3.00%, 06/15/35(a)(c)	EUR2,286	2,636,520
3.38%, 06/15/40(c)	EUR1,450	1,657,739
3.50%, 06/18/38(c)	EUR941	1,107,518
3.63%, 06/12/54(a)(c)	EUR2,409	2,672,979
Security	Par (000)	Value
Portugal (continued)
3.88%, 02/15/30(c)	EUR7,559	$9,292,005
4.10%, 04/15/37(c)	EUR1,969	2,476,614
4.10%, 02/15/45(c)	EUR1,606	1,974,036
4.13%, 04/14/27(c)	EUR4,900	5,823,844
		51,374,106
Romania — 0.4%
Romania Government Bonds
3.65%, 09/24/31	RON3,500	669,408
4.15%, 01/26/28	RON5,755	1,234,053
4.15%, 10/24/30	RON4,735	948,147
4.25%, 04/28/36	RON4,000	728,376
4.75%, 10/11/34	RON2,120	411,778
4.85%, 04/22/26	RON9,145	2,058,880
4.85%, 07/25/29	RON13,630	2,880,394
5.00%, 02/12/29	RON6,165	1,319,799
6.30%, 04/26/28	RON15,000	3,353,329
6.70%, 02/25/32	RON5,000	1,116,633
6.75%, 04/25/35	RON8,000	1,788,927
7.10%, 07/31/34	RON6,860	1,569,851
7.20%, 10/30/33	RON2,000	459,742
7.35%, 04/28/31	RON8,420	1,938,936
7.50%, 07/27/33	RON1,200	279,399
7.90%, 02/24/38	RON2,800	682,177
8.25%, 09/29/32	RON1,000	242,128
Romanian Government International Bonds
1.38%, 12/02/29(a)	EUR1,150	1,206,021
1.75%, 07/13/30(a)	EUR500	516,438
2.00%, 01/28/32(a)	EUR250	243,846
2.00%, 04/14/33(a)	EUR300	279,586
2.12%, 07/16/31(a)	EUR250	251,668
2.13%, 03/07/28(a)	EUR200	225,609
2.38%, 04/19/27(a)	EUR492	565,561
2.50%, 02/08/30(a)	EUR200	217,120
2.63%, 12/02/40(a)	EUR350	266,262
2.75%, 04/14/41(a)	EUR250	190,919
2.88%, 05/26/28(a)	EUR294	336,182
2.88%, 03/11/29(a)	EUR397	448,354
2.88%, 04/13/42(a)	EUR300	229,074
3.38%, 02/08/38(a)	EUR450	410,179
3.38%, 01/28/50(a)	EUR600	446,076
3.50%, 04/03/34(a)	EUR200	200,653
3.62%, 05/26/30(a)	EUR500	564,403
3.75%, 02/07/34(a)	EUR700	714,728
4.63%, 04/03/49(a)	EUR620	563,962
5.00%, 09/27/26(a)	EUR293	345,438
5.13%, 09/24/31(a)	EUR800	938,078
5.25%, 03/10/30(a)	EUR400	481,443
5.25%, 05/30/32(a)	EUR435	509,845
5.38%, 03/22/31(a)	EUR634	755,396
5.38%, 06/07/33(a)	EUR800	930,216
5.50%, 09/18/28(a)	EUR700	854,448
5.63%, 02/22/36(a)	EUR550	623,527
5.63%, 05/30/37(a)	EUR500	558,699
5.88%, 07/11/32(a)	EUR1,300	1,560,443
6.00%, 09/24/44(a)	EUR250	276,908
6.13%, 10/07/37(a)	EUR500	575,871
6.25%, 09/10/34(a)	EUR600	723,177
6.38%, 09/18/33(a)	EUR500	614,791
6.50%, 10/07/45(a)	EUR300	342,725
6.63%, 09/27/29(a)	EUR1,050	1,325,875
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
6.75%, 07/11/39(a)	EUR700	$839,712
		41,815,190
Samoa — 0.0%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 2.50%, 03/25/30(a)	EUR500	577,607
Saudi Arabia — 0.0%
Saudi Government International Bonds
0.63%, 03/03/30(a)	EUR200	211,910
2.00%, 07/09/39(a)	EUR350	322,214
3.38%, 03/05/32(a)	EUR600	695,892
3.75%, 03/05/37(a)	EUR300	342,211
		1,572,227
Senegal — 0.2%
Council of Europe Development Bank
0.25%, 01/19/32(a)	EUR200	198,783
2.88%, 03/25/32(a)	EUR1,300	1,513,589
European Financial Stability Facility, 2.75%, 09/27/32(a)	EUR3,000	3,459,248
European Investment Bank
4.63%, 10/12/54	GBP300	360,367
Series EARN, 0.20%, 03/17/36	EUR3,750	3,269,732
Series EARN, 2.38%, 05/15/30(a)	EUR1,305	1,505,237
European Stability Mechanism, 2.75%, 02/26/35(a)	EUR2,000	2,284,788
European Union
2.50%, 10/14/30(a)	EUR6,100	7,038,684
3.63%, 12/12/40(a)	EUR1,100	1,281,357
3.75%, 10/12/45(a)	EUR1,950	2,250,796
4.00%, 10/12/55(a)	EUR2,322	2,696,992
Inter-American Investment Corp., 2.75%, 07/14/32	EUR200	229,584
International Bank for Reconstruction & Development
0.25%, 09/23/27	GBP300	368,750
2.90%, 09/05/28	CAD400	287,650
		26,745,557
Singapore — 0.4%
Singapore Government Bonds
0.50%, 11/01/25	SGD1,607	1,234,634
1.25%, 11/01/26	SGD2,524	1,936,782
1.63%, 07/01/31	SGD1,902	1,455,503
1.88%, 03/01/50	SGD2,590	1,962,156
1.88%, 10/01/51	SGD1,722	1,298,102
2.13%, 06/01/26	SGD2,680	2,067,548
2.25%, 08/01/36	SGD2,770	2,183,598
2.25%, 07/01/40	SGD1,260	999,591
2.38%, 07/01/39	SGD1,710	1,367,834
2.63%, 05/01/28	SGD1,135	898,287
2.63%, 08/01/32	SGD2,068	1,673,933
2.75%, 03/01/35	SGD1,070	881,078
2.75%, 04/01/42	SGD2,442	2,079,382
2.75%, 03/01/46	SGD3,242	2,830,201
2.88%, 08/01/28	SGD2,000	1,596,058
2.88%, 07/01/29	SGD11,850	9,535,171
2.88%, 09/01/30	SGD2,421	1,967,661
3.00%, 04/01/29	SGD1,760	1,418,943
3.00%, 08/01/72(a)	SGD2,363	2,214,680
3.25%, 06/01/54(a)	SGD1,680	1,634,454
Security	Par (000)	Value
Singapore (continued)
3.38%, 09/01/33	SGD1,530	$1,303,297
3.38%, 05/01/34	SGD1,900	1,627,791
3.50%, 03/01/27	SGD1,230	971,356
		45,138,040
Slovakia — 0.2%
Korea Housing Finance Corp.
2.74%, 03/05/30(a)	EUR200	231,008
4.50%, 06/18/30(a)	AUD200	130,681
Korea International Bonds, 2.88%, 07/03/32	EUR200	232,098
Slovakia Government Bonds
0.13%, 06/17/27(a)	EUR1,430	1,595,784
0.75%, 04/09/30(a)	EUR1,189	1,269,082
1.00%, 10/09/30(a)	EUR5,780	6,176,801
1.00%, 10/13/51(a)	EUR924	538,733
1.38%, 01/21/27(a)	EUR1,034	1,181,095
1.63%, 01/21/31(a)	EUR852	933,704
1.88%, 03/09/37(a)	EUR1,005	977,436
2.00%, 10/17/47(a)	EUR400	315,845
2.25%, 06/12/68(a)	EUR370	252,026
3.63%, 01/16/29(a)	EUR1,205	1,443,851
3.63%, 06/08/33(a)	EUR1,040	1,237,241
3.75%, 03/06/34(a)	EUR3,210	3,832,000
3.75%, 02/23/35(a)	EUR2,430	2,882,949
4.00%, 02/23/43(a)	EUR600	687,024
		23,917,358
Slovenia — 0.1%
Slovenia Government Bonds
0.49%, 10/20/50(a)	EUR803	443,521
0.88%, 07/15/30(a)	EUR6,120	6,631,829
1.00%, 03/06/28(a)	EUR1,740	1,961,718
1.18%, 02/13/62(a)	EUR580	320,662
1.19%, 03/14/29(a)	EUR1,240	1,387,551
1.25%, 03/22/27(a)	EUR724	827,199
1.75%, 11/03/40(a)	EUR123	114,257
2.25%, 03/03/32(a)	EUR1,370	1,544,189
3.13%, 08/07/45(a)	EUR521	557,329
		13,788,255
South Korea — 2.2%
Export-Import Bank of Korea
2.50%, 06/17/28(a)	EUR300	347,024
3.63%, 09/18/27	EUR550	650,385
4.13%, 10/22/28(a)	GBP100	131,684
Korea Development Bank (The)
2.63%, 09/08/27	EUR400	464,244
3.38%, 05/23/28(a)	EUR500	591,439
4.25%, 10/22/28(a)	GBP300	396,065
Korea Housing Finance Corp.
2.73%, 07/02/28(a)	EUR300	347,835
3.12%, 03/18/29(a)	EUR200	234,549
3.71%, 04/11/27(a)	EUR400	469,663
4.08%, 09/25/27(a)	EUR600	712,938
Korea Treasury Bond
1.13%, 09/10/39	KRW2,004,990	1,105,558
1.25%, 03/10/26	KRW1,862,790	1,302,247
1.38%, 12/10/29	KRW4,624,080	3,061,370
1.38%, 06/10/30	KRW5,410,230	3,551,819
1.50%, 12/10/26	KRW2,600,000	1,804,766
1.50%, 12/10/30	KRW16,963,640	11,118,069
1.50%, 09/10/36	KRW1,467,540	881,674
1.50%, 09/10/40	KRW5,474,040	3,115,160

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
1.50%, 03/10/50	KRW12,350,900	$6,405,682
1.50%, 09/10/66	KRW1,016,150	476,952
1.63%, 09/10/70	KRW1,784,450	866,683
1.75%, 09/10/26	KRW1,000,000	697,653
1.88%, 06/10/26	KRW1,732,660	1,212,087
1.88%, 06/10/29	KRW4,113,770	2,797,234
1.88%, 09/10/41	KRW1,997,200	1,187,975
1.88%, 03/10/51	KRW18,173,550	10,103,241
2.00%, 06/10/31	KRW4,516,410	3,021,188
2.00%, 03/10/46	KRW4,740,950	2,766,594
2.00%, 03/10/49	KRW5,054,630	2,926,856
2.00%, 09/10/68	KRW954,650	526,789
2.13%, 06/10/27	KRW7,934,400	5,525,887
2.13%, 03/10/47	KRW3,332,420	1,982,901
2.25%, 09/10/37	KRW1,131,500	730,715
2.38%, 03/10/27	KRW4,537,580	3,175,451
2.38%, 12/10/27	KRW2,300,000	1,605,367
2.38%, 12/10/28	KRW1,000,000	693,862
2.38%, 12/10/31	KRW3,013,140	2,048,249
2.38%, 09/10/38	KRW1,812,330	1,177,370
2.50%, 03/10/52	KRW8,374,200	5,312,258
2.63%, 06/10/28	KRW1,170,670	819,963
2.63%, 03/10/30	KRW12,814,380	8,903,985
2.63%, 09/10/35	KRW1,628,800	1,098,976
2.63%, 03/10/48	KRW3,773,110	2,452,041
2.63%, 03/10/55	KRW8,283,930	5,398,500
2.75%, 12/10/44	KRW1,752,210	1,164,159
2.75%, 09/10/54	KRW8,399,620	5,611,111
2.75%, 09/10/74	KRW3,979,890	2,765,760
2.88%, 09/10/44	KRW11,561,220	7,849,409
3.00%, 09/10/29	KRW12,636,520	8,919,927
3.00%, 12/10/34	KRW14,412,270	10,053,883
3.00%, 12/10/42	KRW3,280,000	2,272,179
3.13%, 06/10/26	KRW3,108,130	2,190,349
3.13%, 09/10/27	KRW6,000,000	4,249,238
3.13%, 09/10/52	KRW3,918,600	2,799,853
3.25%, 06/10/27	KRW7,933,570	5,622,351
3.25%, 03/10/28	KRW11,100,000	7,887,979
3.25%, 03/10/29	KRW3,000,000	2,137,672
3.25%, 06/10/33	KRW5,500,000	3,913,684
3.25%, 09/10/42	KRW2,019,610	1,447,103
3.25%, 03/10/53	KRW8,840,800	6,481,303
3.25%, 03/10/54	KRW10,115,150	7,447,959
3.38%, 06/10/32	KRW6,761,240	4,852,201
3.50%, 09/10/28	KRW4,000,000	2,866,003
3.50%, 06/10/34	KRW6,140,520	4,444,762
3.50%, 09/10/72	KRW2,000,000	1,688,662
3.63%, 09/10/53	KRW3,890,020	3,046,512
3.75%, 12/10/33	KRW5,421,200	3,992,936
3.88%, 12/10/26	KRW14,485,200	10,315,226
3.88%, 09/10/43	KRW2,744,010	2,126,197
4.00%, 12/10/31	KRW1,750,000	1,302,249
4.13%, 12/10/33	KRW4,000,000	3,018,888
4.25%, 12/10/32	KRW3,500,000	2,649,109
4.75%, 12/10/30	KRW160,000	122,030
5.25%, 03/10/27	KRW100,000	72,644
5.50%, 12/10/29	KRW6,159,400	4,760,899
Korea Treasury Bonds
2.25%, 09/10/27	KRW7,663,120	5,341,747
2.63%, 09/10/55	KRW3,604,100	2,349,405
		239,964,337
Security	Par (000)	Value
Spain — 3.5%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR500	$499,369
3.13%, 01/31/30(a)	EUR300	350,575
3.13%, 10/31/32(a)	EUR200	230,798
3.25%, 05/31/29(a)	EUR500	587,390
3.63%, 04/30/35(a)	EUR200	233,798
3.65%, 04/30/34(a)	EUR300	353,443
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR200	204,035
1.88%, 10/31/28(a)	EUR200	226,995
2.40%, 04/30/32(a)	EUR200	223,326
3.40%, 04/30/34(a)	EUR500	587,078
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR200	238,487
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR530	556,704
0.42%, 04/30/31(a)	EUR100	102,177
0.83%, 07/30/27(a)	EUR600	676,646
1.57%, 04/30/29(a)	EUR350	392,469
1.77%, 04/30/28(a)	EUR235	267,867
2.49%, 07/30/30(a)	EUR200	230,372
2.82%, 10/31/29(a)	EUR200	233,717
3.14%, 04/30/35(a)	EUR300	345,213
3.46%, 04/30/34(a)	EUR980	1,163,866
4.30%, 09/15/26	EUR250	293,466
Basque Government
0.25%, 04/30/31(a)	EUR100	101,412
0.45%, 04/30/32(a)	EUR100	99,355
1.45%, 04/30/28(a)	EUR200	226,357
1.88%, 07/30/33(a)	EUR100	106,998
3.25%, 04/30/35(a)	EUR300	348,959
3.40%, 04/30/34(a)	EUR100	118,340
Instituto de Credito Oficial
2.65%, 01/31/28(a)	EUR500	582,564
2.80%, 04/30/32(a)	EUR500	578,028
3.80%, 05/31/29(a)	EUR500	604,165
Junta de Andalucia
3.25%, 10/31/33(a)	EUR200	233,353
3.30%, 04/30/35(a)	EUR400	462,600
Junta de Castilla y Leon, 2.90%, 04/30/32(a)	EUR300	346,419
Spain Government Bonds
0.00%, 01/31/27	EUR6,003	6,749,898
0.00%, 01/31/28	EUR6,567	7,227,325
0.10%, 04/30/31(c)	EUR5,456	5,505,651
0.50%, 04/30/30(c)	EUR9,290	9,843,107
0.50%, 10/31/31(c)	EUR11,186	11,388,279
0.60%, 10/31/29(c)	EUR6,247	6,724,205
0.70%, 04/30/32(a)(c)	EUR3,620	3,680,306
0.70%, 04/30/32(c)	EUR8,821	8,967,951
0.80%, 07/30/27(c)	EUR7,571	8,545,534
0.80%, 07/30/29	EUR7,451	8,119,705
0.85%, 07/30/37(c)	EUR3,618	3,173,851
1.00%, 07/30/42(c)	EUR11,183	8,673,330
1.00%, 10/31/50(c)	EUR7,797	4,940,647
1.20%, 10/31/40(c)	EUR5,774	4,851,738
1.25%, 10/31/30(c)	EUR4,359	4,733,119
1.30%, 10/31/26(c)	EUR255	291,842
1.40%, 07/30/28(c)	EUR14,235	16,078,448
1.45%, 10/31/27(c)	EUR6,649	7,577,366
1.45%, 04/30/29(c)	EUR4,919	5,515,060
1.45%, 10/31/71(c)	EUR6,761	3,658,272
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.50%, 04/30/27(c)	EUR10,965	$12,542,593
1.85%, 07/30/35(c)	EUR5,176	5,349,585
1.90%, 10/31/52(c)	EUR6,303	4,871,270
1.95%, 07/30/30(c)	EUR5,548	6,254,849
2.35%, 07/30/33(c)	EUR5,025	5,587,135
2.40%, 05/31/28	EUR12,130	14,063,738
2.50%, 05/31/27	EUR6,450	7,486,707
2.55%, 10/31/32(c)	EUR3,500	3,978,240
2.70%, 01/31/30	EUR7,560	8,814,047
2.70%, 10/31/48(c)	EUR4,749	4,564,935
2.90%, 10/31/46(c)	EUR5,320	5,389,053
3.10%, 07/30/31	EUR14,550	17,193,428
3.15%, 04/30/33(a)(c)	EUR5,460	6,421,115
3.15%, 04/30/35(c)	EUR11,316	13,107,230
3.20%, 10/31/35(c)	EUR8,755	10,141,589
3.25%, 04/30/34(a)(c)	EUR6,150	7,228,730
3.45%, 10/31/34(c)	EUR1,260	1,499,321
3.45%, 10/31/34(a)(c)	EUR5,903	7,024,201
3.45%, 07/30/43(a)(c)	EUR4,058	4,527,087
3.45%, 07/30/66(c)	EUR3,896	3,955,371
3.50%, 05/31/29	EUR6,020	7,218,568
3.50%, 01/31/41(c)	EUR3,640	4,145,086
3.55%, 10/31/33(a)(c)	EUR9,029	10,873,697
3.90%, 07/30/39(a)(c)	EUR4,530	5,457,425
4.00%, 10/31/54(a)(c)	EUR4,100	4,750,782
4.00%, 10/31/54(c)	EUR18	20,857
4.20%, 01/31/37(c)	EUR4,397	5,510,435
4.70%, 07/30/41(c)	EUR6,057	7,912,574
4.90%, 07/30/40(c)	EUR3,837	5,112,446
5.15%, 10/31/28(c)	EUR6,767	8,458,713
5.15%, 10/31/44(c)	EUR4,993	6,888,203
5.75%, 07/30/32	EUR6,375	8,709,475
5.90%, 07/30/26(c)	EUR1,341	1,588,525
6.00%, 01/31/29	EUR3,685	4,744,936
Xunta de Galicia, 2.87%, 04/30/32(a)	EUR1,000	1,155,657
		380,599,578
Supranational — 3.2%
African Development Bank
0.13%, 10/07/26	EUR150	169,719
0.50%, 06/22/26	GBP300	385,810
0.50%, 03/22/27	EUR250	281,680
0.50%, 03/21/29	EUR300	324,546
1.10%, 12/16/26	AUD500	317,536
2.25%, 09/14/29	EUR200	228,982
2.50%, 05/29/30	EUR300	346,197
4.63%, 02/01/28	GBP1,000	1,334,978
Asian Development Bank
0.00%, 10/24/29(a)	EUR800	841,167
0.10%, 06/17/31	EUR170	171,029
0.13%, 12/15/26	GBP500	630,694
0.80%, 11/06/25	AUD500	327,097
1.50%, 05/04/28	CAD200	138,965
1.95%, 07/22/32	EUR500	551,006
2.00%, 06/10/37	EUR300	306,496
2.15%, 07/11/28	EUR300	345,876
2.80%, 03/19/27	EUR1,000	1,163,845
2.88%, 03/06/35	EUR1,050	1,205,803
4.13%, 02/14/28	GBP400	528,897
Asian Infrastructure Investment Bank (The)
2.63%, 05/14/32(a)	EUR300	343,559
2.88%, 05/23/31(a)	EUR300	350,694
Security	Par (000)	Value
Supranational (continued)
4.38%, 10/22/29(a)	GBP500	$666,917
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(a)	EUR700	808,435
Central American Bank for Economic Integration, 4.63%, 02/14/28(a)	GBP300	397,529
Corp. Andina de Fomento
3.63%, 02/13/30(a)	EUR1,000	1,190,696
Series ., 4.88%, 01/30/30(a)	GBP300	400,542
Council of Europe Development Bank, 0.00%, 04/09/27(a)	EUR400	447,450
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.15%, 10/10/34(a)	EUR680	608,076
2.88%, 01/31/35(a)	EUR700	789,510
3.38%, 05/21/40(a)	EUR400	454,615
European Bank for Reconstruction & Development
2.88%, 03/22/32	EUR650	755,940
4.25%, 10/19/28	GBP600	796,647
European Financial Stability Facility
0.00%, 10/13/27(a)	EUR1,550	1,714,492
0.00%, 01/20/31(a)	EUR1,750	1,768,953
0.05%, 10/17/29(a)	EUR870	915,054
0.05%, 01/18/52(a)	EUR655	305,517
0.13%, 03/18/30(a)	EUR300	313,011
0.63%, 10/16/26(a)	EUR1,000	1,137,217
0.70%, 01/20/50(a)	EUR760	470,906
0.70%, 01/17/53(a)	EUR400	229,194
0.75%, 05/03/27(a)	EUR1,290	1,457,699
0.88%, 04/10/35(a)	EUR1,320	1,260,943
0.95%, 02/14/28(a)	EUR1,180	1,323,551
1.20%, 02/17/45(a)	EUR700	546,846
1.25%, 05/24/33(a)	EUR1,210	1,248,611
1.38%, 05/31/47(a)	EUR1,322	1,036,577
1.45%, 09/05/40(a)	EUR500	446,484
1.70%, 02/13/43(a)	EUR1,510	1,337,167
1.75%, 07/17/53(a)	EUR3,480	2,696,210
1.80%, 07/10/48(a)	EUR350	292,188
2.00%, 02/28/56(a)	EUR250	201,473
2.35%, 07/29/44(a)	EUR1,000	966,848
2.38%, 04/11/28(a)	EUR1,145	1,325,323
2.38%, 06/21/32(a)	EUR1,198	1,354,363
2.50%, 07/27/28(a)	EUR1,453	1,687,272
2.63%, 07/16/29(a)	EUR1,550	1,803,961
2.75%, 12/03/29(a)	EUR180	210,057
2.88%, 05/28/31(a)	EUR2,150	2,517,202
2.88%, 02/16/33(a)	EUR3,648	4,228,896
2.88%, 02/13/34(a)	EUR1,950	2,249,306
2.88%, 01/29/35(a)	EUR1,096	1,253,826
3.00%, 12/15/28(a)	EUR600	706,819
3.00%, 09/04/34(a)	EUR500	579,785
3.38%, 04/03/37(a)	EUR660	777,808
3.50%, 04/11/29(a)	EUR1,650	1,974,552
European Investment Bank
0.00%, 12/22/26(a)	EUR1,325	1,493,093
0.00%, 06/17/27	EUR1,850	2,064,590
0.00%, 03/28/28(a)	EUR711	778,964
0.00%, 09/28/28(a)	EUR200	216,625
0.00%, 09/09/30(a)	EUR1,160	1,192,025
0.00%, 01/14/31(a)	EUR725	737,177
0.00%, 11/15/35(a)	EUR900	776,417

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.00%, 05/15/41(a)	EUR1,550	$1,074,599
0.05%, 11/15/29(a)	EUR1,189	1,251,837
0.05%, 01/16/30	EUR850	891,141
0.05%, 10/13/34(a)	EUR600	543,008
0.05%, 01/27/51(a)	EUR200	95,939
0.10%, 10/15/26	EUR100	113,186
0.13%, 12/14/26(a)	GBP400	504,872
0.13%, 06/20/29(a)	EUR1,100	1,174,303
0.25%, 09/14/29	EUR820	874,824
0.25%, 01/20/32(a)	EUR1,050	1,052,010
0.25%, 06/15/40(a)	EUR350	261,872
0.38%, 09/15/27(a)	EUR500	558,637
0.50%, 01/15/27	EUR1,841	2,083,757
0.50%, 11/13/37	EUR375	320,326
0.63%, 01/22/29(a)	EUR1,160	1,271,292
0.75%, 07/22/27(a)	GBP500	624,573
0.88%, 05/15/26(a)	GBP400	517,228
0.88%, 01/14/28(a)	EUR500	561,067
1.00%, 03/14/31(a)	EUR722	771,151
1.00%, 04/14/32(a)	EUR3,640	3,808,662
1.00%, 11/14/42(a)	EUR640	508,169
1.13%, 11/15/32	EUR450	469,267
1.13%, 04/13/33(a)	EUR850	878,396
1.13%, 09/15/36(a)	EUR950	906,856
1.50%, 06/15/32(a)	EUR1,300	1,400,235
1.50%, 11/15/47	EUR525	419,996
1.50%, 10/16/48	EUR1,180	924,562
1.75%, 09/15/45(a)	EUR1,100	959,185
2.25%, 12/14/29(a)	EUR2,100	2,413,774
2.25%, 03/15/30(a)	EUR1,237	1,421,458
2.63%, 09/04/34(a)	EUR550	624,813
2.75%, 07/28/28(a)	EUR2,200	2,575,993
2.75%, 07/17/29(a)	EUR600	703,107
2.88%, 10/15/31(a)	EUR2,036	2,392,728
2.88%, 01/12/33(a)	EUR1,500	1,754,439
2.88%, 01/15/35(a)	EUR2,523	2,911,749
3.00%, 10/14/33(a)	EUR1,200	1,409,978
3.00%, 02/15/39(a)	EUR800	910,620
3.13%, 05/15/37(a)	EUR1,100	1,278,912
3.30%, 02/03/28	AUD750	485,230
3.50%, 04/15/27(a)	EUR150	176,384
3.63%, 07/23/29	NOK3,000	292,185
3.88%, 06/08/37(a)	GBP820	1,004,712
4.00%, 02/15/29(a)	GBP1,000	1,318,471
4.00%, 04/15/30	EUR1,299	1,599,947
4.00%, 10/15/37	EUR601	755,730
4.25%, 03/19/29	AUD1,000	660,426
4.25%, 10/22/30(a)	GBP2,600	3,462,595
4.50%, 06/07/29(a)	GBP240	321,490
4.55%, 06/02/33	AUD300	195,234
5.00%, 04/15/39	GBP40	53,897
5.63%, 06/07/32	GBP300	427,467
6.00%, 12/07/28	GBP300	418,253
Series EARN, 2.25%, 08/14/28(a)	EUR4,690	5,419,411
Series EARN, 2.50%, 05/14/32(a)	EUR1,100	1,264,193
Series EARN, 2.88%, 06/18/35(a)	EUR1,450	1,667,505
European Stability Mechanism
0.00%, 03/04/30(a)	EUR1,300	1,355,859
0.00%, 10/15/31(a)	EUR1,220	1,214,970
0.50%, 03/05/29(a)	EUR860	938,302
0.75%, 03/15/27(a)	EUR750	849,751
Security	Par (000)	Value
Supranational (continued)
0.75%, 09/05/28(a)	EUR1,540	$1,706,554
0.88%, 07/18/42(a)	EUR80	63,762
1.00%, 06/23/27(a)	EUR916	1,038,645
1.13%, 05/03/32(a)	EUR400	421,752
1.20%, 05/23/33(a)	EUR700	725,649
1.63%, 11/17/36(a)	EUR100	101,289
1.75%, 10/20/45(a)	EUR410	361,033
1.80%, 11/02/46(a)	EUR1,210	1,065,316
1.85%, 12/01/55(a)	EUR420	328,015
2.13%, 11/17/28(a)	EUR1,471	1,692,141
2.63%, 09/18/29(a)	EUR850	991,580
2.75%, 09/15/34(a)	EUR1,255	1,439,312
European Union
0.00%, 07/06/26(a)	EUR4,539	5,163,200
0.00%, 06/02/28(a)	EUR2,850	3,112,825
0.00%, 10/04/28(a)	EUR4,250	4,598,325
0.00%, 07/04/29(a)	EUR1,700	1,803,323
0.00%, 10/04/30(a)	EUR1,900	1,943,340
0.00%, 04/22/31(a)	EUR1,950	1,957,851
0.00%, 07/04/31(a)	EUR4,010	4,009,521
0.00%, 07/04/35(a)	EUR2,095	1,814,220
0.10%, 10/04/40(a)	EUR2,500	1,772,034
0.13%, 06/10/35(a)	EUR1,100	965,741
0.20%, 06/04/36(a)	EUR2,505	2,137,842
0.25%, 04/22/36(a)	EUR2,353	2,024,512
0.30%, 11/04/50(a)	EUR2,896	1,522,481
0.40%, 02/04/37(a)	EUR6,492	5,566,336
0.45%, 07/04/41(a)	EUR3,360	2,458,766
0.45%, 05/02/46(a)	EUR1,560	974,320
0.70%, 07/06/51(a)	EUR3,360	1,950,327
0.75%, 04/04/31(a)	EUR280	293,923
0.75%, 01/04/47(a)	EUR1,230	821,302
1.00%, 07/06/32(a)	EUR4,597	4,763,374
1.13%, 04/04/36(a)	EUR200	190,016
1.13%, 06/04/37(a)	EUR500	462,195
1.25%, 04/04/33(a)	EUR860	887,711
1.25%, 02/04/43(a)	EUR7,943	6,421,997
1.38%, 10/04/29(a)	EUR569	631,397
1.50%, 10/04/35(a)	EUR260	259,576
1.63%, 12/04/29(a)	EUR4,748	5,318,516
2.00%, 10/04/27(a)	EUR7,500	8,631,433
2.50%, 11/04/27(a)	EUR1,450	1,684,083
2.50%, 12/04/31(a)	EUR5,388	6,169,008
2.50%, 10/04/52(a)	EUR5,355	4,773,764
2.63%, 07/04/28(a)	EUR6,200	7,225,183
2.63%, 02/04/48(a)	EUR3,830	3,673,854
2.75%, 12/13/32(a)	EUR2,000	2,305,247
2.75%, 02/04/33(a)	EUR4,117	4,749,812
2.75%, 12/04/37(a)	EUR1,425	1,562,793
2.88%, 12/06/27(a)	EUR4,600	5,383,938
2.88%, 04/04/28	EUR1,041	1,220,059
2.88%, 10/05/29(a)	EUR3,093	3,634,199
3.00%, 12/04/34(a)	EUR4,000	4,630,482
3.00%, 03/04/53(a)	EUR4,970	4,892,820
3.13%, 12/05/28(a)	EUR5,900	6,978,820
3.13%, 12/04/30(a)	EUR3,750	4,453,454
3.25%, 07/04/34(a)	EUR6,371	7,536,812
3.25%, 02/04/50(a)	EUR6,110	6,425,895
3.38%, 04/04/32(a)	EUR300	358,250
3.38%, 12/12/35(a)	EUR4,500	5,324,264
3.38%, 04/04/38(a)	EUR500	581,299
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.38%, 10/04/39(a)	EUR6,600	$7,558,028
3.38%, 11/04/42(a)	EUR3,950	4,425,164
3.38%, 10/05/54(a)	EUR5,220	5,460,771
3.75%, 04/04/42(a)	EUR1,550	1,812,017
4.00%, 04/04/44(a)	EUR2,650	3,186,418
Inter-American Development Bank
0.88%, 08/27/27	CAD200	138,530
1.00%, 08/04/28	AUD200	120,973
1.25%, 12/15/25	GBP200	261,896
2.50%, 04/14/27(a)	AUD100	64,256
4.38%, 08/18/32	GBP200	265,565
4.60%, 03/01/29	CAD400	302,854
4.75%, 10/05/29	GBP2,000	2,703,353
Inter-American Investment Corp., 3.13%, 06/07/30(a)	EUR400	470,620
International Bank for Reconstruction & Development
0.00%, 04/24/28	EUR50	54,622
0.00%, 02/21/30	EUR600	624,222
0.13%, 01/03/51	EUR1,200	597,560
0.20%, 01/21/61	EUR230	86,498
0.25%, 05/21/29	EUR550	589,568
0.25%, 01/10/50	EUR420	226,042
0.50%, 05/18/26	AUD100	64,306
0.63%, 11/22/27	EUR300	335,316
0.63%, 07/14/28	GBP350	422,512
0.63%, 01/12/33(a)	EUR1,210	1,206,615
0.70%, 10/22/46	EUR600	404,770
1.00%, 12/21/29	GBP400	468,141
1.10%, 11/18/30	AUD4,000	2,247,350
1.25%, 12/13/28	GBP800	971,635
2.60%, 08/28/31	EUR650	750,693
2.90%, 11/26/25	AUD510	333,517
2.90%, 02/14/34	EUR800	927,530
2.95%, 01/16/35	EUR600	695,179
3.50%, 01/12/29	CAD500	365,968
3.70%, 01/18/28	CAD1,000	730,846
3.88%, 10/02/28	GBP300	394,388
4.13%, 10/22/30	GBP200	264,861
4.25%, 09/18/30	CAD200	151,535
4.25%, 10/23/34	GBP100	129,943
4.30%, 01/10/29	AUD400	264,635
4.50%, 07/15/30	GBP500	672,064
International Development Association
0.00%, 07/15/31(a)	EUR400	397,398
0.35%, 04/22/36(a)	EUR200	174,090
0.38%, 09/22/27(a)	GBP200	246,182
0.70%, 01/17/42(a)	EUR50	38,099
0.75%, 09/21/28(a)	GBP300	361,057
1.75%, 05/05/37(a)	EUR530	526,176
2.50%, 01/15/38(a)	EUR650	693,081
2.75%, 09/03/32(a)	EUR800	922,637
2.80%, 10/17/34(a)	EUR1,550	1,766,780
3.50%, 06/12/45(a)	EUR700	796,174
4.13%, 04/10/29(a)	GBP300	396,764
4.75%, 10/14/31(a)	GBP1,000	1,356,397
Series ., 2.50%, 05/28/30(a)	EUR1,900	2,192,399
International Finance Corp.
0.75%, 05/24/28	AUD1,000	604,689
2.13%, 09/12/29(a)	SEK7,000	726,015
3.15%, 06/26/29(a)	AUD580	368,671
Security	Par (000)	Value
Supranational (continued)
4.25%, 10/22/29	GBP900	$1,196,886
4.50%, 05/20/30(a)	AUD500	332,388
4.60%, 10/19/28(a)	AUD550	366,722
4.90%, 12/05/34(a)	AUD950	631,197
Isdb Trust Services No. 2 SARL, 2.80%, 11/05/29(a)	EUR400	463,392
Isle of Man Government International Bonds, 1.63%, 09/14/51(a)	GBP150	88,809
Jersey International Bonds, 2.88%, 05/06/52(a)	GBP100	82,724
Nordic Investment Bank
0.00%, 04/30/27(a)	EUR600	670,368
2.13%, 05/23/28(a)	EUR200	230,005
Series ., 2.88%, 03/19/32(a)	EUR522	608,591
		355,252,408
Sweden — 0.4%
Kommuninvest I Sverige AB
0.38%, 06/10/26(a)	SEK16,860	1,755,798
0.88%, 09/01/29(a)	EUR1,000	1,087,126
1.00%, 11/12/26(a)	SEK5,000	520,836
2.50%, 10/04/28(a)	EUR1,300	1,505,577
2.63%, 09/01/32(a)	EUR700	802,235
2.75%, 02/12/27(a)	EUR510	592,051
2.88%, 05/23/30(a)	EUR1,150	1,344,942
3.00%, 09/15/27(a)	EUR500	584,766
3.00%, 06/18/31(a)	SEK9,120	971,401
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP200	261,576
3.38%, 08/30/30(a)	EUR1,000	1,189,743
Sveriges Sakerstallda Obligationer AB
0.75%, 06/09/32(a)	SEK2,000	183,191
3.50%, 06/14/28(a)	SEK2,000	216,563
Sweden Government Bonds
0.13%, 05/12/31(a)(c)	SEK40,035	3,761,676
0.50%, 11/24/45(a)	SEK14,910	1,014,308
0.75%, 05/12/28(a)	SEK132,455	13,539,797
0.75%, 11/12/29(a)	SEK79,590	7,957,950
1.00%, 11/12/26(a)	SEK30,980	3,230,965
1.38%, 06/23/71(a)	SEK2,365	142,770
1.75%, 11/11/33(a)	SEK21,850	2,188,187
2.25%, 06/01/32(a)	SEK15,310	1,606,470
2.25%, 05/11/35(a)	SEK15,760	1,618,041
2.50%, 10/15/36(a)	SEK8,000	832,794
3.50%, 03/30/39(a)	SEK14,130	1,617,563
		48,526,326
Switzerland — 2.2%
Agricultural Development Bank of China
2.12%, 03/12/27	CNY4,300	608,454
2.30%, 07/04/34	CNY166,760	24,132,122
Canton of Zurich, 0.00%, 11/10/33(a)	CHF300	358,992
China Development Bank
1.27%, 01/06/30	CNY49,920	6,897,117
1.47%, 02/14/28	CNY189,100	26,468,224
1.87%, 09/05/35	CNY35,300	4,937,897
2.00%, 04/12/27	CNY61,350	8,668,968
2.63%, 01/08/34	CNY244,500	36,236,971
2.82%, 05/22/33	CNY240,520	36,032,126
2.96%, 07/18/32	CNY131,750	19,819,178
4.24%, 08/24/27	CNY9,000	1,323,285
Export-Import Bank of China (The)
1.67%, 09/13/27	CNY38,800	5,456,282

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
2.01%, 04/12/27	CNY56,400	$7,970,257
2.31%, 03/15/29	CNY26,300	3,769,998
Swiss Confederation Government Bonds
0.00%, 06/22/29(a)	CHF19,432	24,227,663
0.00%, 06/26/34(a)	CHF14,973	18,426,957
0.00%, 07/24/39(a)	CHF5,859	7,014,136
0.50%, 06/27/32(a)	CHF2,450	3,138,576
0.50%, 06/28/45(a)	CHF2,740	3,485,917
0.50%, 05/24/55(a)	CHF3,670	4,887,355
		243,860,475
Thailand — 0.8%
Thailand Government Bonds
1.00%, 06/17/27	THB68,724	2,116,573
1.59%, 12/17/35	THB55,508	1,696,565
1.60%, 12/17/29	THB45,481	1,420,428
2.00%, 12/17/31	THB125,891	4,003,074
2.00%, 06/17/42	THB57,415	1,731,163
2.13%, 12/17/26	THB36,520	1,140,495
2.25%, 03/17/27	THB74,230	2,327,170
2.35%, 06/17/26	THB61,380	1,911,685
2.40%, 11/17/27	THB91,190	2,883,804
2.40%, 03/17/29	THB100,000	3,201,276
2.50%, 11/17/29	THB200,000	6,452,338
2.65%, 06/17/28	THB40,000	1,280,154
2.70%, 06/17/40	THB10,000	336,944
2.75%, 06/17/52	THB41,420	1,367,213
2.80%, 06/17/34	THB223,210	7,522,379
2.88%, 12/17/28	THB100,030	3,241,066
2.88%, 06/17/46	THB64,910	2,201,999
3.15%, 06/17/50	THB158,280	5,538,894
3.30%, 06/17/38	THB67,106	2,395,197
3.35%, 06/17/33	THB57,877	2,009,961
3.39%, 06/17/37	THB110,440	3,969,452
3.40%, 06/17/36	THB40,918	1,463,670
3.45%, 06/17/43	THB123,850	4,481,093
3.58%, 12/17/27	THB18,200	590,072
3.60%, 06/17/67	THB72,950	2,937,927
3.65%, 06/20/31	THB31,080	1,075,106
3.80%, 06/14/41	THB2,000	75,924
3.85%, 12/12/25	THB36,765	1,140,135
4.00%, 06/17/55	THB159,190	6,563,867
4.00%, 06/17/66	THB29,000	1,261,719
4.00%, 06/17/72	THB43,570	1,933,214
4.26%, 12/12/37(a)	THB35,800	1,359,286
4.68%, 06/29/44	THB17,120	725,748
4.85%, 06/17/61	THB4,500	219,419
		82,575,010
United Kingdom — 5.5%
European Bank for Reconstruction & Development, 3.88%, 02/07/29	GBP200	262,495
International Finance Facility for Immunisation Co., 4.25%, 02/28/28(a)	GBP200	264,450
LCR Finance PLC
4.50%, 12/07/28(a)	GBP150	200,097
4.50%, 12/07/38(a)	GBP200	252,487
Transport for London
3.88%, 07/23/42(a)	GBP350	378,545
5.75%, 10/01/41(a)	GBP100	134,769
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP11,250	13,696,727
Security	Par (000)	Value
United Kingdom (continued)
0.25%, 07/31/31(a)	GBP10,132	$10,865,572
0.38%, 10/22/30(a)	GBP11,097	12,363,023
0.50%, 01/31/29(a)	GBP12,100	14,364,577
0.50%, 10/22/61(a)	GBP7,162	2,495,611
0.63%, 07/31/35(a)	GBP16,529	15,282,101
0.63%, 10/22/50(a)	GBP7,810	3,835,527
0.88%, 10/22/29(a)	GBP13,210	15,566,689
0.88%, 07/31/33(a)	GBP14,849	15,246,077
0.88%, 01/31/46(a)	GBP8,904	5,523,638
1.00%, 01/31/32(a)	GBP10,706	11,744,647
1.13%, 01/31/39(a)	GBP7,531	6,449,566
1.13%, 10/22/73(a)	GBP3,898	1,673,628
1.25%, 07/22/27(a)	GBP13,400	16,916,569
1.25%, 10/22/41(a)	GBP17,792	14,072,037
1.25%, 07/31/51(a)	GBP18,347	10,726,869
1.50%, 07/22/47(a)	GBP5,610	3,901,240
1.50%, 07/31/53(a)	GBP4,248	2,573,908
1.63%, 10/22/28(a)	GBP9,520	11,808,946
1.63%, 10/22/54(a)	GBP6,394	3,956,062
1.63%, 10/22/71(a)	GBP6,500	3,495,275
1.75%, 09/07/37(a)	GBP6,396	6,241,462
1.75%, 01/22/49(a)	GBP9,230	6,603,485
1.75%, 07/22/57(a)	GBP15,048	9,335,304
2.50%, 07/22/65(a)	GBP7,963	5,851,378
3.25%, 01/31/33(a)	GBP16,380	20,281,436
3.25%, 01/22/44(a)	GBP4,908	5,077,629
3.50%, 01/22/45(a)	GBP8,783	9,342,507
3.50%, 07/22/68(a)	GBP4,754	4,520,802
3.75%, 03/07/27(a)	GBP11,808	15,509,204
3.75%, 01/29/38(a)	GBP6,024	7,235,723
3.75%, 07/22/52(a)	GBP5,860	6,140,244
3.75%, 10/22/53(a)	GBP9,270	9,611,891
4.00%, 10/22/31(a)	GBP18,640	24,451,953
4.00%, 01/22/60(a)	GBP6,575	7,074,203
4.00%, 10/22/63(a)	GBP3,270	3,480,967
4.13%, 01/29/27(a)	GBP4,861	6,411,728
4.13%, 07/22/29(a)	GBP10,569	14,030,075
4.25%, 12/07/27(a)	GBP6,452	8,587,053
4.25%, 06/07/32(a)	GBP9,773	13,007,186
4.25%, 07/31/34(a)	GBP8,250	10,765,297
4.25%, 03/07/36(a)	GBP10,860	13,982,599
4.25%, 09/07/39(a)	GBP3,759	4,685,676
4.25%, 12/07/40(a)	GBP6,862	8,437,724
4.25%, 12/07/46(a)	GBP3,669	4,298,415
4.25%, 12/07/49(a)	GBP5,016	5,797,297
4.25%, 12/07/55(a)	GBP6,596	7,471,965
4.38%, 03/07/28(a)	GBP11,370	15,138,944
4.38%, 03/07/30(a)	GBP6,920	9,268,798
4.38%, 01/31/40(a)	GBP7,077	8,885,339
4.38%, 07/31/54(a)	GBP7,561	8,747,441
4.50%, 06/07/28(a)	GBP11,448	15,311,636
4.50%, 09/07/34(a)	GBP10,695	14,237,782
4.50%, 03/07/35(a)	GBP9,420	12,464,121
4.50%, 12/07/42(a)	GBP6,864	8,551,624
4.63%, 01/31/34(a)	GBP6,841	9,195,118
4.75%, 12/07/30(a)	GBP12,122	16,602,196
4.75%, 10/22/35(a)	GBP6,744	9,055,881
4.75%, 12/07/38(a)	GBP8,891	11,746,848
4.75%, 10/22/43(a)	GBP20,136	25,589,376
5.25%, 01/31/41(a)	GBP3,090	4,221,567
5.38%, 01/31/56(a)	GBP1,850	2,508,759
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
6.00%, 12/07/28(a)	GBP518	$726,515
		608,536,280
Total Foreign Government Obligations — 80.2% (Cost: $8,978,995,695)		8,827,574,444
Total Long-Term Investments — 98.4% (Cost: $10,927,813,378)		10,835,589,741
	Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	49,590,000	49,590,000
Total Short-Term Securities — 0.5% (Cost: $49,590,000)		49,590,000
Total Investments — 98.9% (Cost: $10,977,403,378)		10,885,179,741
Other Assets Less Liabilities — 1.1%		122,270,800
Net Assets — 100.0%		$11,007,450,541

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$15,040,000	$34,550,000 (a)	$—	$—	$—	$49,590,000	49,590,000	$2,136,908	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	467,850,000	USD	305,950,507	Citibank N.A.	11/04/25	$163,729
CAD	407,525,000	USD	290,454,642	Citibank N.A.	11/04/25	120,178
CAD	407,520,000	USD	290,480,001	State Street Bank & Trust Company	11/04/25	91,254
CNY	43,900,000	USD	6,165,730	State Street Bank & Trust Company	11/04/25	5,721
GBP	322,380,000	USD	423,507,382	Bank of New York	11/04/25	3,112
JPY	89,462,900,000	USD	580,486,564	JPMorgan Chase Bank N.A.	11/04/25	26,706
NZD	63,240,000	USD	36,175,810	UBS AG	11/04/25	13,280
USD	309,345,322	AUD	467,850,000	State Street Bank & Trust Company	11/04/25	3,231,085
USD	288,288,278	CAD	400,520,000	Citibank N.A.	11/04/25	2,708,186
USD	288,296,006	CAD	400,525,000	JPMorgan Chase Bank N.A.	11/04/25	2,712,349
USD	10,078,154	CAD	14,000,000	State Street Bank & Trust Company	11/04/25	95,828

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	121,675,646	CHF	96,715,000	State Street Bank & Trust Company	11/04/25	$1,495,465
USD	11,813,765	CNY	84,000,000	State Street Bank & Trust Company	11/04/25	5,066
USD	34,655,904	CZK	717,865,000	Citibank N.A.	11/04/25	650,788
USD	38,775,810	DKK	246,030,000	JPMorgan Chase Bank N.A.	11/04/25	802,065
USD	2,522,424,066	EUR	2,144,720,000	Deutsche Bank Securities Inc.	11/04/25	50,312,434
USD	8,983,268	EUR	7,630,000	Morgan Stanley & Co. International PLC	11/04/25	188,548
USD	2,523,436,802	EUR	2,144,720,000	Societe Generale	11/04/25	51,325,170
USD	14,563,776	EUR	12,370,000	State Street Bank & Trust Company	11/04/25	305,495
USD	424,977,270	GBP	316,125,000	Bank of New York	11/04/25	9,683,966
USD	425,012,012	GBP	316,125,000	Citibank N.A.	11/04/25	9,718,709
USD	16,844,480	GBP	12,510,000	State Street Bank & Trust Company	11/04/25	410,097
USD	13,171,041	HUF	4,389,590,000	Societe Generale	11/04/25	123,954
USD	593,864,287	JPY	87,556,595,000	JPMorgan Chase Bank N.A.	11/04/25	25,720,786
USD	25,905,654	JPY	3,812,610,000	Morgan Stanley & Co. International PLC	11/04/25	1,166,118
USD	593,916,615	JPY	87,556,595,000	State Street Bank & Trust Company	11/04/25	25,773,114
USD	74,725,727	MXN	1,375,355,000	State Street Bank & Trust Company	11/04/25	696,338
USD	19,074,641	NOK	190,355,000	Citibank N.A.	11/04/25	282,036
USD	2,262,932	NOK	22,750,000	Morgan Stanley & Co. International PLC	11/04/25	16,961
USD	36,744,293	NZD	63,240,000	State Street Bank & Trust Company	11/04/25	555,203
USD	2,245,501	PLN	8,150,000	State Street Bank & Trust Company	11/04/25	38,623
USD	61,003,522	PLN	222,020,000	UBS AG	11/04/25	884,378
USD	24,144,467	RON	104,615,000	Societe Generale	11/04/25	431,924
USD	6,724,616	SEK	63,110,000	JPMorgan Chase Bank N.A.	11/04/25	81,633
USD	76,415,193	SEK	718,460,000	Societe Generale	11/04/25	789,815
USD	49,018,884	SGD	63,075,000	UBS AG	11/04/25	559,296
CNY	148,100,000	USD	20,855,043	State Street Bank & Trust Company	12/02/25	34,470
USD	120,739,551	CHF	96,715,000	Morgan Stanley & Co. International PLC	12/02/25	164,694
USD	4,399,319	CHF	3,520,000	State Street Bank & Trust Company	12/02/25	10,926
USD	34,107,779	CZK	717,865,000	Societe Generale	12/02/25	83,469
USD	38,135,791	DKK	246,030,000	Deutsche Bank Securities Inc.	12/02/25	90,348
USD	2,495,216,396	EUR	2,154,720,000	Bank of New York	12/02/25	7,655,226
USD	2,490,474,935	EUR	2,154,720,000	Societe Generale	12/02/25	2,913,765
USD	431,272,062	GBP	328,240,000	State Street Bank & Trust Company	12/02/25	36,640
USD	13,040,720	HUF	4,389,590,000	Deutsche Bank Securities Inc.	12/02/25	17,922
USD	31,018,770	ILS	100,765,000	JPMorgan Chase Bank N.A.	12/02/25	97,132
USD	5,506,331	ILS	17,920,000	Morgan Stanley & Co. International PLC	12/02/25	7,242
USD	582,273,048	JPY	89,462,900,000	Deutsche Bank Securities Inc.	12/02/25	166,138
USD	582,143,619	JPY	89,462,900,000	JPMorgan Chase Bank N.A.	12/02/25	36,709
USD	15,421,185	JPY	2,369,180,000	Morgan Stanley & Co. International PLC	12/02/25	5,677
USD	77,228,879	MXN	1,436,795,000	State Street Bank & Trust Company	12/02/25	118,964
USD	21,180,941	NOK	213,105,000	Morgan Stanley & Co. International PLC	12/02/25	142,532
USD	62,470,808	PLN	230,170,000	JPMorgan Chase Bank N.A.	12/02/25	158,131
USD	23,736,075	RON	104,615,000	JPMorgan Chase Bank N.A.	12/02/25	56,563
USD	82,813,931	SEK	781,570,000	JPMorgan Chase Bank N.A.	12/02/25	407,537
USD	48,600,738	SGD	63,075,000	State Street Bank & Trust Company	12/02/25	35,965
USD	85,154,960	THB	2,746,405,000	Societe Generale	12/02/25	31,588
USD	84,060,751	IDR	1,384,329,266,213	Citibank N.A.	12/17/25	882,883
USD	3,385,623	KRW	4,813,340,000	Deutsche Bank Securities Inc.	12/17/25	11,353
USD	244,904,475	KRW	337,931,440,000	JPMorgan Chase Bank N.A.	12/17/25	8,006,218
USD	86,558,651	MYR	361,945,000	Morgan Stanley & Co. International PLC	12/17/25	38,796
						212,400,298
CHF	96,715,000	USD	120,344,677	Morgan Stanley & Co. International PLC	11/04/25	$(164,497)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	14,553,250,297	USD	2,046,726,714	State Street Bank & Trust Company	11/04/25	$(834,412)
CZK	717,865,000	USD	34,088,276	Societe Generale	11/04/25	(83,160)
DKK	246,030,000	USD	38,063,927	Deutsche Bank Securities Inc.	11/04/25	(90,181)
EUR	2,154,720,000	USD	2,491,287,264	Bank of New York	11/04/25	(7,649,132)
EUR	2,154,720,000	USD	2,486,546,880	Societe Generale	11/04/25	(2,908,748)
GBP	328,240,000	USD	431,245,229	State Street Bank & Trust Company	11/04/25	(35,573)
HUF	4,389,590,000	USD	13,065,034	Deutsche Bank Securities Inc.	11/04/25	(17,947)
ILS	100,765,000	USD	31,021,319	JPMorgan Chase Bank N.A.	11/04/25	(97,107)
JPY	89,462,900,000	USD	580,614,993	Deutsche Bank Securities Inc.	11/04/25	(101,723)
MXN	1,416,185,000	USD	76,345,106	State Street Bank & Trust Company	11/04/25	(114,817)
NOK	213,105,000	USD	21,181,084	Morgan Stanley & Co. International PLC	11/04/25	(142,507)
PLN	230,170,000	USD	62,484,560	JPMorgan Chase Bank N.A.	11/04/25	(158,538)
RON	104,615,000	USD	23,769,114	JPMorgan Chase Bank N.A.	11/04/25	(56,570)
SEK	781,570,000	USD	82,675,462	JPMorgan Chase Bank N.A.	11/04/25	(407,101)
SGD	63,075,000	USD	48,495,356	State Street Bank & Trust Company	11/04/25	(35,768)
THB	2,746,405,000	USD	85,054,351	Societe Generale	11/04/25	(118,369)
USD	2,039,538,259	CNY	14,513,150,297	State Street Bank & Trust Company	11/04/25	(716,794)
USD	30,448,209	ILS	100,765,000	JPMorgan Chase Bank N.A.	11/04/25	(476,003)
USD	84,904,473	THB	2,746,405,000	Morgan Stanley & Co. International PLC	11/04/25	(31,509)
AUD	8,390,000	USD	5,494,348	Morgan Stanley & Co. International PLC	12/02/25	(2,948)
CAD	4,610,000	USD	3,295,052	JPMorgan Chase Bank N.A.	12/02/25	(3,304)
EUR	29,460,000	USD	34,056,576	JPMorgan Chase Bank N.A.	12/02/25	(45,868)
USD	306,052,125	AUD	467,850,000	Citibank N.A.	12/02/25	(163,804)
USD	290,870,593	CAD	407,525,000	Citibank N.A.	12/02/25	(120,633)
USD	290,895,718	CAD	407,520,000	State Street Bank & Trust Company	12/02/25	(91,937)
USD	2,050,100,059	CNY	14,553,250,297	State Street Bank & Trust Company	12/02/25	(2,636,675)
USD	423,533,817	GBP	322,380,000	Bank of New York	12/02/25	(2,849)
USD	36,218,307	NZD	63,240,000	UBS AG	12/02/25	(13,019)
KRW	3,143,810,000	USD	2,208,088	Deutsche Bank Securities Inc.	12/17/25	(4,200)
USD	11,420,367	CLP	11,040,640,000	Deutsche Bank Securities Inc.	12/17/25	(295,098)
USD	4,495,357	IDR	74,981,810,000	Citibank N.A.	12/17/25	(9,949)
USD	2,239,447	MYR	9,390,000	Morgan Stanley & Co. International PLC	12/17/25	(5,152)
USD	13,623,444	PEN	47,930,000	Citibank N.A.	12/17/25	(595,186)
USD	3,377,367	PEN	11,730,000	Morgan Stanley & Co. International PLC	12/17/25	(102,385)
						(18,333,463)
						$194,066,835
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$212,400,298	$—	$—	$212,400,298
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$18,333,463	$—	$—	$18,333,463

2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$6,629,864	$—	$—	$6,629,864
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(27,956,856)	$—	$—	$(27,956,856)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,704,123,941
Average amounts sold — in USD	$17,640,067,993
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$212,400,298	$18,333,463
Total derivative assets and liabilities in the Statement of Assets and Liabilities	212,400,298	18,333,463
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$212,400,298	$18,333,463
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of New York	$17,342,304	$(7,651,981)	$—	$—	$9,690,323
Citibank N.A.	14,526,509	(889,572)	—	—	13,636,937
Deutsche Bank Securities Inc.	50,598,195	(509,149)	—	—	50,089,046
JPMorgan Chase Bank N.A.	38,105,829	(1,244,491)	—	—	36,861,338
Morgan Stanley & Co. International PLC	1,730,568	(448,998)	—	—	1,281,570
Societe Generale	55,699,685	(3,110,277)	—	—	52,589,408
State Street Bank & Trust Company	32,940,254	(4,465,976)	—	—	28,474,278
UBS AG	1,456,954	(13,019)	—	—	1,443,935
	$212,400,298	$(18,333,463)	$—	$—	$194,066,835

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of New York	$7,651,981	$(7,651,981)	$—	$—	$—
Citibank N.A.	889,572	(889,572)	—	—	—
Deutsche Bank Securities Inc.	509,149	(509,149)	—	—	—
JPMorgan Chase Bank N.A.	1,244,491	(1,244,491)	—	—	—
Morgan Stanley & Co. International PLC	448,998	(448,998)	—	—	—
Societe Generale	3,110,277	(3,110,277)	—	—	—
State Street Bank & Trust Company	4,465,976	(4,465,976)	—	—	—
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares® Core International Aggregate Bond ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
UBS AG	$13,019	$(13,019)	$—	$—	$—
	$18,333,463	$(18,333,463)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,008,015,297	$—	$2,008,015,297
Foreign Government Obligations	—	8,827,574,444	—	8,827,574,444
Short-Term Securities
Money Market Funds	49,590,000	—	—	49,590,000
	$49,590,000	$10,835,589,741	$—	$10,885,179,741
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$212,400,298	$—	$212,400,298
Liabilities
Foreign Currency Exchange Contracts	—	(18,333,463)	—	(18,333,463)
	$—	$194,066,835	$—	194,066,835

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,559,158,271	$10,835,589,741
Investments, at value—affiliated(c)	69,154,498	49,590,000
Cash	—	3,271
Foreign currency, at value(d)	14,882	66,291,892
Receivables:
Investments sold	94,953,255	110,808,949
Securities lending income—affiliated	24,295	—
Loans	8,383	—
Capital shares sold	725,200	267,941
Dividends—unaffiliated	—	1,620
Dividends—affiliated	135,580	137,103
Interest—unaffiliated	40,469,075	100,587,886
Unrealized appreciation on forward foreign currency exchange contracts	—	212,400,298
Total assets	4,764,643,439	11,375,678,701
LIABILITIES
Bank overdraft	47,319	—
Cash received as collateral for OTC derivatives	—	9,730,000
Collateral on securities loaned, at value	24,016,359	—
Payables:
Investments purchased	100,940,401	253,685,338
Capital shares redeemed	—	84,964,508
Deferred foreign capital gain tax	—	845,507
Investment advisory fees	230,535	669,344
Unrealized depreciation on forward foreign currency exchange contracts	—	18,333,463
Total liabilities	125,234,614	368,228,160
Commitments and contingent liabilities
NET ASSETS	$4,639,408,825	$11,007,450,541
NET ASSETS CONSIST OF
Paid-in capital	$4,763,819,979	$10,926,869,807
Accumulated earnings (loss)	(124,411,154)	80,580,734
NET ASSETS	$4,639,408,825	$11,007,450,541
NET ASSET VALUE
Shares outstanding	95,000,000	212,650,000
Net asset value	$48.84	$51.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,525,498,818	$10,927,813,378
(b) Securities loaned, at value	$22,407,414	$—
(c) Investments, at cost—affiliated	$69,153,475	$49,590,000
(d) Foreign currency, at cost	$14,230	$67,291,426
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2025

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
INVESTMENT INCOME
Dividends—unaffiliated	$29	$—
Dividends—affiliated	1,228,954	2,136,908
Interest—unaffiliated	181,028,333	223,519,376
Securities lending income—affiliated—net	292,979	—
Other income—unaffiliated	74,536	42,952
Foreign taxes withheld	3	(504,106)
Total investment income	182,624,834	225,195,130
EXPENSES
Investment advisory	2,596,574	6,061,698
Interest expense	—	256
Total expenses	2,596,574	6,061,954
Less:
Investment advisory fees waived	(24,529)	—
Total expenses after fees waived	2,572,045	6,061,954
Net investment income	180,052,789	219,133,176
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(11,213,996)	(70,658,713)
Investments—affiliated	(782)	—
Forward foreign currency exchange contracts	—	6,629,864
Foreign currency transactions	116	2,244,745
In-kind redemptions—unaffiliated(a)	1,288,552	681,407
	(9,926,110)	(61,102,697)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	82,261,985	288,160,289
Investments—affiliated	(1,516)	—
Forward foreign currency exchange contracts	—	(27,956,856)
Foreign currency translations	446	(780,311)
	82,260,915	259,423,122
Net realized and unrealized gain	72,334,805	198,320,425
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$252,387,594	$417,453,601
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(611,594)
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$180,052,789	$154,248,403	$219,133,176	$139,700,605
Net realized loss	(9,926,110)	(41,287,981)	(61,102,697)	(270,723,468)
Net change in unrealized appreciation (depreciation)	82,260,915	195,651,864	259,423,122	645,612,446
Net increase in net assets resulting from operations	252,387,594	308,612,286	417,453,601	514,589,583
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(177,732,535)	(152,406,116)	(294,561,966)	(191,570,999)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	473,759,362	(109,322,521)	3,904,728,957	1,893,674,764
NET ASSETS
Total increase in net assets	548,414,421	46,883,649	4,027,620,592	2,216,693,348
Beginning of year	4,090,994,404	4,044,110,755	6,979,829,949	4,763,136,601
End of year	$4,639,408,825	$4,090,994,404	$11,007,450,541	$6,979,829,949

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$48.02	$46.22	$45.92	$50.73	$51.38
Net investment income(a)	1.99	1.78	1.30	0.85	0.84
Net realized and unrealized gain (loss)(b)	0.81	1.78	0.29	(4.80)	(0.61)
Net increase (decrease) from investment operations	2.80	3.56	1.59	(3.95)	0.23
Distributions(c)
From net investment income	(1.98)	(1.76)	(1.29)	(0.83)	(0.88)
From net realized gain	—	—	—	(0.03)	—
Total distributions	(1.98)	(1.76)	(1.29)	(0.86)	(0.88)
Net asset value, end of year	$48.84	$48.02	$46.22	$45.92	$50.73
Total Return(d)
Based on net asset value	5.96%	7.81%	3.47%	(7.86)%(e)	0.44%
Ratios to Average Net Assets(f)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.13%	3.75%	2.78%	1.75%	1.64%
Supplemental Data
Net assets, end of year (000)	$4,639,409	$4,090,994	$4,044,111	$5,060,734	$6,235,133
Portfolio turnover rate(g)(h)	35%	39%	38%	60%	82%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
(h) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.

2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$51.53	$48.70	$48.72	$54.84	$55.77
Net investment income(a)	1.29	1.18	0.91	0.63	0.56
Net realized and unrealized gain (loss)(b)	1.07	3.42	0.15	(6.12)	(1.39)
Net increase (decrease) from investment operations	2.36	4.60	1.06	(5.49)	(0.83)
Distributions(c)
From net investment income	(2.13)	(1.77)	(1.08)	(0.60)	(0.10)
From net realized gain	—	—	—	(0.03)	—
Total distributions	(2.13)	(1.77)	(1.08)	(0.63)	(0.10)
Net asset value, end of year	$51.76	$51.53	$48.70	$48.72	$54.84
Total Return(d)
Based on net asset value	4.72%	9.61%	2.19%	(10.05)%	(1.52)%
Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.07%	0.08%
Net investment income	2.53%	2.34%	1.87%	1.21%	1.00%
Supplemental Data
Net assets, end of year (000)	$11,007,451	$6,979,830	$4,763,137	$3,678,514	$3,887,844
Portfolio turnover rate(f)	26%	20%	19%	11%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements  (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$4,577,908	$(4,577,908)	$—	$—
Barclays Capital, Inc.	565,691	(565,691)	—	—
BMO Capital Markets Corp.	7,280	(7,280)	—	—
BNP Paribas SA	3,181,083	(3,181,083)	—	—
BofA Securities, Inc.	327,752	(327,752)	—	—
Citigroup Global Markets, Inc.	1,534,422	(1,534,422)	—	—
Deutsche Bank Securities, Inc.	592,345	(592,345)	—	—
Goldman Sachs & Co. LLC	1,065,293	(1,065,293)	—	—
HSBC Securities (USA), Inc.	217,280	(217,280)	—	—
J.P. Morgan Securities LLC	4,486,671	(4,486,671)	—	—
Jefferies LLC	393,860	(393,860)	—	—
Morgan Stanley	1,974,553	(1,974,553)	—	—
National Bank Financial Inc.	448,196	(448,196)	—	—
Nomura Securities International, Inc.	53,914	(53,914)	—	—
RBC Capital Markets LLC	1,259,546	(1,259,546)	—	—
Scotia Capital Inc	392,719	(392,719)	—	—
State Street Bank & Trust Co.	20,270	(20,270)	—	—
UBS AG	161,286	(161,286)	—	—
Wells Fargo Securities LLC	1,147,345	(1,147,345)	—	—
	$22,407,414	$(22,407,414)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
Notes to Financial Statements

Notes to Financial Statements  (continued)
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 1-5 Year USD Bond	$24,529

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 1-5 Year USD Bond	$77,219
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$904,461,374	$921,732,900	$591,404,188	$579,290,951
Core International Aggregate Bond	—	—	3,888,482,181	2,188,389,360
Notes to Financial Statements

Notes to Financial Statements  (continued)
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$691,486,734	$244,069,819
Core International Aggregate Bond	2,521,856,628	479,232,656
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core 1-5 Year USD Bond	$1,279,776	$ (1,279,776)
Core International Aggregate Bond	596,526	(596,526)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
Core 1-5 Year USD Bond
Ordinary income	$177,732,535	$152,406,116
Core International Aggregate Bond
Ordinary income	$294,561,966	$191,570,999
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core 1-5 Year USD Bond	$16,502,499	$(174,201,184)	$33,287,531	$(124,411,154)
Core International Aggregate Bond	291,487,312	(119,924,835)	(90,981,743)	80,580,734

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments, the hedging transactions and TBA transactions.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,595,025,890	$58,057,275	$(24,770,396)	$33,286,879
Core International Aggregate Bond	10,999,611,044	303,262,966	(428,999,712)	(125,736,746)

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	15,100,000	$729,417,660	9,400,000	$446,849,868
Shares redeemed	(5,300,000)	(255,658,298)	(11,700,000)	(556,172,389)
	9,800,000	$473,759,362	(2,300,000)	$(109,322,521)

2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core International Aggregate Bond
Shares sold	92,100,000	$4,661,167,669	38,050,000	$1,913,265,631
Shares redeemed	(14,900,000)	(756,438,712)	(400,000)	(19,590,867)
	77,200,000	$3,904,728,957	37,650,000	$1,893,674,764
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares Core 1-5 Year USD Bond ETF
iShares Core International Aggregate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
Core International Aggregate Bond	$218,140,526	$479,471
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
Core 1-5 Year USD Bond	$80,318,700
Core International Aggregate Bond	1,053,155
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
Core 1-5 Year USD Bond	$179,157,858
Core International Aggregate Bond	218,108,626
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
Core 1-5 Year USD Bond	$143,675,202
Core International Aggregate Bond	7,552,538
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Core 1-5 Year USD Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core International Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited and BlackRock (Singapore) Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited and BlackRock (Singapore) Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited and BlackRock (Singapore) Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges

2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

2025 iShares Annual Financial Statements and Additional Information

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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares Systematic Bond ETF | SYSB | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.7%
Boeing Co. (The)
2.70%, 02/01/27	$93	$91,252
3.20%, 03/01/29(a)	121	116,839
HEICO Corp., 5.25%, 08/01/28	16	16,477
L3Harris Technologies Inc. 4.40%, 06/15/28	83	83,488
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)(b)	19	19,953
9.75%, 11/15/30(b)	102	112,064
TransDigm Inc., 6.38%, 03/01/29(a)(b)	57	58,550
		498,623
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	62	54,484
6.88%, 11/01/33	37	41,614
BAT Capital Corp.
2.26%, 03/25/28	47	44,957
5.83%, 02/20/31	5	5,289
6.00%, 02/20/34	5	5,337
6.34%, 08/02/30	13	14,009
6.42%, 08/02/33	57	62,697
BAT International Finance PLC, 5.93%, 02/02/29(a)	95	99,689
		328,076
Airlines — 0.3%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	81	82,879
8.50%, 05/15/29(b)	43	44,861
JetBlue Airways Corp., 9.88%, 09/20/31(b)	123	120,896
		248,636
Apparel — 0.4%
Tapestry Inc.
5.10%, 03/11/30	85	87,067
5.50%, 03/11/35	41	41,752
Under Armour Inc., 7.25%, 07/15/30(b)	43	42,444
VF Corp., 2.95%, 04/23/30(a)	99	87,036
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	70	64,089
		322,388
Auto Manufacturers — 0.7%
Allison Transmission Inc., 5.88%, 06/01/29(b)	27	27,227
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	127	112,948
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	54	53,242
5.50%, 07/15/29(b)	42	41,965
5.88%, 01/15/28(b)	18	18,009
New Flyer Holdings Inc., 9.25%, 07/01/30(b)	64	68,143
Nissan Motor Co. Ltd.
7.75%, 07/17/32(b)	83	87,642
8.13%, 07/17/35(b)	109	115,927
		525,103
Auto Parts & Equipment — 0.2%
BorgWarner Inc., 4.95%, 08/15/29	11	11,257
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	87	91,560
Phinia Inc., 6.75%, 04/15/29(b)	40	41,264
		144,081
Security	Par (000)	Value
Banks — 6.4%
Bank of America Corp.
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	$18	$16,713
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.32%)(a)(c)	135	134,532
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(c)	41	40,736
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(c)	124	123,508
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(c)	16	16,060
4.95%, 07/22/28, (1-day SOFR + 2.04%)(c)	31	31,416
5.82%, 09/15/29, (1-day SOFR + 1.57%)(c)	10	10,437
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	199	206,967
Bank of New York Mellon Corp. (The)
4.54%, 02/01/29, (1-day SOFR + 1.17%)(a)(c)	81	81,868
4.60%, 07/26/30, (1-day SOFR + 1.76%)(c)	32	32,497
Canadian Imperial Bank of Commerce
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(c)	70	70,229
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	77	79,473
Citigroup Inc., 3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	135	133,580
Citizens Financial Group Inc.
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	31	32,347
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	117	121,638
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.69%)(c)	43	41,896
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	114	119,855
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	48	49,901
Goldman Sachs Group Inc. (The), 3.62%, 03/15/28, (1-day SOFR + 1.85%)(c)	99	98,275
HSBC Holdings PLC
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	290	294,602
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	290	300,501
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	95	95,356
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	26	27,295
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	70	62,922
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	41	37,567
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(c)	116	114,983
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(c)	26	26,035
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	45	45,379
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	81	81,319
4.85%, 07/25/28, (1-day SOFR + 1.99%)(c)	135	136,716
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	26	26,886
5.30%, 07/24/29, (1-day SOFR + 1.45%)(c)	50	51,478
KeyCorp, 6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(c)	87	94,304
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	31	32,792
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(c)	104	112,587
Morgan Stanley
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(c)	77	76,344
4.21%, 04/20/28, (1-day SOFR + 1.61%)(c)	114	114,107
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	85	86,757
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	$101	$104,115
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	101	105,037
PNC Financial Services Group Inc. (The), 6.62%, 10/20/27, (1-day SOFR Index + 1.73%)(c)	113	115,546
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	86	89,387
Santander Holdings USA Inc.
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	54	56,110
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	117	121,750
Santander U.K. Group Holdings PLC, 6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	200	209,030
Truist Financial Corp.
4.87%, 01/26/29, (1-day SOFR + 1.44%)(c)	63	63,861
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	153	165,372
U.S. Bancorp
4.55%, 07/22/28, (1-day SOFR + 1.66%)(c)	113	113,751
4.65%, 02/01/29, (1-day SOFR + 1.23%)(c)	23	23,231
5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	68	70,626
Series X, 3.15%, 04/27/27	45	44,464
Wells Fargo & Co.
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.43%)(c)	309	307,082
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	36	37,259
Series B, 7.95%, 11/15/29	27	30,288
		4,916,767
Beverages — 0.2%
Constellation Brands Inc., 4.90%, 05/01/33	103	103,663
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(b)	90	87,524
		191,187
Biotechnology — 0.8%
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	97	95,915
Biogen Inc.
2.25%, 05/01/30(a)	137	125,329
5.75%, 05/15/35	13	13,636
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	98	91,911
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)	61	53,989
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30(a)	132	117,091
Royalty Pharma PLC
2.20%, 09/02/30	108	97,395
4.45%, 03/25/31	31	30,795
		626,061
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.95%, 04/07/30(b)	123	125,917
5.40%, 04/07/35(a)(b)	18	18,587
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	71	73,581
Carlisle Companies Inc., 5.25%, 09/15/35(a)	8	8,139
Eagle Materials Inc., 2.50%, 07/01/31	116	104,872
Sisecam U.K. PLC
8.25%, 05/02/29(b)	38	38,902
8.63%, 05/02/32(b)	93	95,788
		465,786
Chemicals — 0.4%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(a)	76	77,926
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	64	63,940
Nutrien Ltd., 5.25%, 03/12/32	31	32,066
Rain Carbon Inc., 12.25%, 09/01/29(b)	49	52,181
Security	Par (000)	Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	$80	$78,666
		304,779
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	32	33,865
SunCoke Energy Inc., 4.88%, 06/30/29(b)	63	58,822
Warrior Met Coal Inc., 7.88%, 12/01/28(b)	3	3,045
		95,732
Commercial Services — 1.1%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	53	51,325
4.88%, 07/15/32(a)(b)	82	79,407
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	17	17,014
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(a)(b)	55	55,899
8.25%, 01/15/30(b)	30	30,618
8.38%, 06/15/32(a)(b)	67	68,635
Deluxe Corp.
8.00%, 06/01/29(b)	55	54,493
8.13%, 09/15/29(b)	48	50,286
Equifax Inc., 4.80%, 09/15/29	103	104,512
Korn Ferry, 4.63%, 12/15/27(b)	13	12,897
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(b)	18	17,530
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	70	68,320
Quanta Services Inc.
2.90%, 10/01/30	107	100,069
4.50%, 01/15/31	36	36,065
United Rentals North America Inc., 4.88%, 01/15/28	42	41,968
Upbound Group Inc., 6.38%, 02/15/29(b)	52	50,396
		839,434
Computers — 0.9%
ASGN Inc., 4.63%, 05/15/28(b)	64	62,856
CGI Inc., 4.95%, 03/14/30(b)	121	122,710
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	66	61,731
Dell International LLC/EMC Corp., 5.30%, 10/01/29	116	119,826
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	106	112,249
Leidos Inc.
2.30%, 02/15/31	90	80,583
5.40%, 03/15/32	35	36,307
NetApp Inc., 5.70%, 03/17/35(a)	64	66,979
		663,241
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	75	76,712
Ally Financial Inc., 6.70%, 02/14/33(a)	56	58,384
Ares Management Corp., 6.38%, 11/10/28	11	11,592
Blue Owl Finance LLC, 6.25%, 04/18/34	55	57,074
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	13	12,912
6.88%, 04/15/30(b)	23	22,884
7.50%, 07/15/33(b)	23	22,707
9.25%, 07/01/31(b)	74	76,589
Capital One Financial Corp.
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	57	58,568
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	116	121,581
7.15%, 10/29/27, (1-day SOFR + 2.44%)(a)(c)	138	141,758
Charles Schwab Corp. (The), 5.64%, 05/19/29, (1-day SOFR + 2.21%)(c)	107	111,010
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Coinbase Global Inc.
3.38%, 10/01/28(b)	$133	$126,506
3.63%, 10/01/31(b)	4	3,575
Credit Acceptance Corp.
6.63%, 03/15/30(b)	60	59,971
9.25%, 12/15/28(b)	56	58,728
Enact Holdings Inc., 6.25%, 05/28/29	86	90,005
Enova International Inc.
9.13%, 08/01/29(b)	55	57,640
11.25%, 12/15/28(b)	31	32,899
goeasy Ltd.
6.88%, 02/15/31(a)(b)	14	13,681
7.38%, 10/01/30(b)	4	3,991
7.63%, 07/01/29(b)	68	68,493
9.25%, 12/01/28(b)	56	58,053
LD Holdings Group LLC, 6.13%, 04/01/28(b)	77	71,646
LPL Holdings Inc.
5.65%, 03/15/35	16	16,330
6.75%, 11/17/28	79	84,222
OneMain Finance Corp.
3.88%, 09/15/28	12	11,579
5.38%, 11/15/29	3	2,976
6.63%, 01/15/28	7	7,178
6.75%, 03/15/32	68	69,008
7.13%, 11/15/31	83	86,007
7.50%, 05/15/31	5	5,223
7.88%, 03/15/30	16	16,863
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	28	27,187
5.75%, 09/15/31(a)(b)	59	58,858
6.88%, 05/15/32(b)	85	88,662
Radian Group Inc., 6.20%, 05/15/29	21	21,945
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(b)	11	10,568
3.88%, 03/01/31(b)	124	116,566
4.00%, 10/15/33(a)(b)	33	30,389
SLM Corp., 3.13%, 11/02/26	49	48,144
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)	67	69,318
StoneX Group Inc., 7.88%, 03/01/31(b)	60	63,546
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(c)	26	26,193
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	81	83,792
7.25%, 02/02/33(a)	81	85,863
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	82	80,757
5.75%, 06/15/27(b)	48	48,082
UWM Holdings LLC, 6.63%, 02/01/30(b)	92	93,728
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	55	57,555
		2,727,498
Electric — 3.1%
Ameren Corp., 3.50%, 01/15/31	67	64,096
American Electric Power Co. Inc., 5.63%, 03/01/33	117	123,304
CenterPoint Energy Houston Electric LLC, Series ai., 4.45%, 10/01/32	11	10,968
CenterPoint Energy Inc., 5.40%, 06/01/29	74	76,625
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	16	16,266
4.95%, 01/15/30	51	52,459
Consumers Energy Co., 3.60%, 08/15/32(a)	51	48,540
Dominion Energy Inc., Series C, 2.25%, 08/15/31(a)	31	27,469
Security	Par (000)	Value
Electric (continued)
DTE Electric Co., 5.25%, 05/15/35	$51	$52,672
DTE Energy Co., 5.10%, 03/01/29(a)	59	60,485
Duke Energy Carolinas LLC, 4.95%, 01/15/33	196	201,978
Duke Energy Florida LLC, 2.40%, 12/15/31(a)	16	14,393
Duke Energy Progress LLC, 3.40%, 04/01/32	69	65,110
Entergy Corp., 2.40%, 06/15/31	74	66,284
Eversource Energy, 5.95%, 02/01/29(a)	88	92,195
FirstEnergy Corp., Series B, 3.90%, 07/15/27	126	125,212
Florida Power & Light Co.
4.80%, 05/15/33	36	36,723
5.10%, 04/01/33	21	21,753
5.30%, 06/15/34	122	127,678
National Grid PLC
5.42%, 01/11/34(a)	41	42,585
5.81%, 06/12/33	98	104,447
NextEra Energy Capital Holdings Inc.
5.25%, 03/15/34	41	42,123
5.30%, 03/15/32	10	10,422
NRG Energy Inc.
3.88%, 02/15/32(b)	61	56,613
5.75%, 01/15/28	35	35,124
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35(b)	64	66,394
5.65%, 11/15/33	51	54,234
PG&E Corp.
5.00%, 07/01/28	97	96,324
5.25%, 07/01/30	48	47,501
PPL Capital Funding Inc., 4.13%, 04/15/30	36	35,783
Public Service Co. of Colorado, 5.35%, 05/15/34	107	110,536
Public Service Electric & Gas Co.
4.65%, 03/15/33	10	10,069
5.20%, 03/01/34	36	37,372
Public Service Enterprise Group Inc.
1.60%, 08/15/30	74	65,158
5.20%, 04/01/29	46	47,364
San Diego Gas & Electric Co., 5.40%, 04/15/35	64	66,278
Sempra
3.40%, 02/01/28	48	47,115
5.50%, 08/01/33(a)	18	18,820
System Energy Resources Inc., 5.30%, 12/15/34	51	51,470
Union Electric Co.
5.20%, 04/01/34	13	13,425
5.25%, 04/15/35	28	28,913
		2,372,280
Electronics — 0.1%
Trimble Inc., 6.10%, 03/15/33	85	91,150
Engineering & Construction — 0.3%
IHS Holding Ltd.
7.88%, 05/29/30(b)	61	62,224
8.25%, 11/29/31(b)	73	75,942
Jacobs Engineering Group Inc., 6.35%, 08/18/28(a)	8	8,439
MasTec Inc., 5.90%, 06/15/29	26	27,176
Tutor Perini Corp., 11.88%, 04/30/29(b)	33	36,829
		210,610
Entertainment — 0.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	46	39,105
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	23	22,442
6.50%, 05/15/27(b)	72	72,616
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings Inc., 4.28%, 03/15/32	$108	$98,921
		233,084
Environmental Control — 0.0%
Veralto Corp., 5.45%, 09/18/33	35	36,663
Food — 0.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)	116	115,758
Campbell's Co. (The)
4.75%, 03/23/35(a)	11	10,672
5.40%, 03/21/34	116	119,149
Kraft Heinz Foods Co.
5.20%, 03/15/32	26	26,662
5.40%, 03/15/35(a)	26	26,633
Pilgrim's Pride Corp.
3.50%, 03/01/32	36	32,996
4.25%, 04/15/31	108	104,532
Sysco Corp.
3.25%, 07/15/27	8	7,898
5.40%, 03/23/35	38	39,312
Tyson Foods Inc.
4.35%, 03/01/29	111	111,071
5.70%, 03/15/34(a)	31	32,606
		627,289
Forest Products & Paper — 0.3%
Suzano Austria GmbH, 6.00%, 01/15/29	200	206,503
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	57	57,210
9.38%, 06/01/28(b)	53	54,974
9.50%, 06/01/30(b)	22	23,150
National Fuel Gas Co., 5.95%, 03/15/35	44	45,904
NiSource Inc.
1.70%, 02/15/31	82	71,325
5.25%, 03/30/28(a)	43	44,078
Southern California Gas Co., 5.45%, 06/15/35	48	49,917
		346,558
Health Care - Products — 0.6%
Embecta Corp., 5.00%, 02/15/30(a)(b)	60	56,929
GE HealthCare Technologies Inc., 5.86%, 03/15/30	120	127,111
Revvity Inc., 3.30%, 09/15/29	59	56,560
Smith & Nephew PLC, 2.03%, 10/14/30	111	99,420
Solventum Corp., 5.60%, 03/23/34	126	131,043
		471,063
Health Care - Services — 0.9%
Cigna Group (The), 4.38%, 10/15/28	21	21,132
DaVita Inc.
3.75%, 02/15/31(b)	64	58,760
4.63%, 06/01/30(a)(b)	122	117,810
Fortrea Holdings Inc., 7.50%, 07/01/30(b)	69	66,243
HCA Inc.
3.50%, 09/01/30	232	222,902
5.00%, 03/01/28	41	41,760
5.25%, 03/01/30	54	55,813
Laboratory Corp. of America Holdings
4.35%, 04/01/30	36	36,057
4.55%, 04/01/32	26	25,882
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	43	39,355
		685,714
Security	Par (000)	Value
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
2.88%, 06/15/28	$168	$159,963
5.95%, 07/15/29	59	60,544
Blackstone Secured Lending Fund
5.30%, 06/30/30	26	25,995
5.35%, 04/13/28	41	41,442
Blue Owl Capital Corp.
2.63%, 01/15/27	10	9,739
5.95%, 03/15/29(a)	99	100,309
Blue Owl Capital Corp. III, 3.13%, 04/13/27	50	48,717
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(b)	36	36,278
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	41	41,916
Clue Opco LLC, 9.50%, 10/15/31(b)	55	56,066
Golub Capital BDC Inc., 6.00%, 07/15/29	86	87,296
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(a)	79	79,280
10.00%, 11/15/29(b)	89	89,326
		836,871
Home Builders — 0.4%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	62	57,280
6.25%, 09/15/27(b)	63	63,003
Century Communities Inc., 3.88%, 08/15/29(b)	62	58,137
Lennar Corp.
5.00%, 06/15/27	66	66,475
5.20%, 07/30/30	13	13,371
NVR Inc., 3.00%, 05/15/30	57	54,052
		312,318
Home Furnishings — 0.2%
Somnigroup International Inc., 3.88%, 10/15/31(b)	63	58,210
Whirlpool Corp.
4.50%, 06/01/46(a)	77	58,337
4.60%, 05/15/50	36	26,815
6.50%, 06/15/33	48	46,830
		190,192
Insurance — 1.0%
American National Group Inc.
5.75%, 10/01/29	36	37,151
6.00%, 07/15/35	31	31,493
Aon North America Inc., 5.45%, 03/01/34	68	70,849
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	67	68,753
Brown & Brown Inc.
2.38%, 03/15/31	95	84,627
4.50%, 03/15/29	70	70,057
Corebridge Financial Inc.
3.65%, 04/05/27	63	62,466
3.85%, 04/05/29	26	25,633
3.90%, 04/05/32	26	24,731
5.75%, 01/15/34	26	27,220
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	5	4,699
5.63%, 08/16/32	90	93,958
6.00%, 12/07/33	37	39,365
Reinsurance Group of America Inc., 5.75%, 09/15/34	26	27,141
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc., 5.35%, 05/15/33	$90	$93,023
		761,166
Internet — 1.2%
AppLovin Corp., 5.13%, 12/01/29	147	150,047
Expedia Group Inc., 3.25%, 02/15/30	75	71,596
Getty Images Inc.
10.50%, 11/15/30(a)(b)	60	60,491
11.25%, 02/21/30(b)	68	67,496
GrubHub Holdings Inc., 13.00%, 07/31/30, (13.00% PIK)(b)(d)	161	135,657
Rakuten Group Inc.
9.75%, 04/15/29(b)	104	116,650
11.25%, 02/15/27(b)	46	49,674
Snap Inc., 6.88%, 03/15/34(b)	28	28,501
VeriSign Inc.
2.70%, 06/15/31	80	72,496
5.25%, 06/01/32	26	26,629
Wayfair LLC
7.25%, 10/31/29(b)	89	92,032
7.75%, 09/15/30(a)(b)	47	49,579
		920,848
Iron & Steel — 0.4%
Champion Iron Canada Inc., 7.88%, 07/15/32(b)	56	58,712
Cleveland-Cliffs Inc.
7.38%, 05/01/33(a)(b)	29	30,003
7.50%, 09/15/31(b)	95	99,448
7.63%, 01/15/34(b)	77	80,054
		268,217
Leisure Time — 0.2%
Carnival Corp., 6.00%, 05/01/29(b)	113	114,695
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	21	21,388
Sabre GLBL Inc., 11.25%, 12/15/27(a)(b)	44	45,045
		181,128
Lodging — 0.6%
Choice Hotels International Inc., 5.85%, 08/01/34	23	23,391
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	62	57,322
5.00%, 06/01/29(b)	45	43,210
Hyatt Hotels Corp.
5.25%, 06/30/29	13	13,369
5.75%, 03/30/32(a)	38	39,654
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31	170	156,594
Station Casinos LLC, 4.63%, 12/01/31(b)	60	56,359
Travel + Leisure Co., 4.50%, 12/01/29(a)(b)	77	74,964
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	11	11,020
		475,883
Machinery — 0.3%
Ingersoll Rand Inc., 5.70%, 08/14/33	38	40,428
Nordson Corp., 4.50%, 12/15/29	28	28,232
Vertiv Group Corp., 4.13%, 11/15/28(b)	93	91,619
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	61	61,743
4.90%, 05/29/30	3	3,067
5.61%, 03/11/34	5	5,252
		230,341
Security	Par (000)	Value
Manufacturing — 0.1%
LSB Industries Inc., 6.25%, 10/15/28(b)	$55	$54,221
Teledyne Technologies Inc., 2.25%, 04/01/28	8	7,658
Textron Inc., 5.50%, 05/15/35	26	26,936
		88,815
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	34	30,774
4.25%, 01/15/34(a)(b)	110	92,370
4.50%, 05/01/32(a)	130	115,623
4.50%, 06/01/33(a)(b)	102	88,434
4.75%, 02/01/32(a)(b)	100	90,532
Discovery Communications LLC
5.00%, 09/20/37	70	59,220
6.35%, 06/01/40	68	61,003
Fox Corp.
4.71%, 01/25/29	18	18,224
6.50%, 10/13/33	100	109,899
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	75	76,969
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	121	119,099
5.63%, 07/15/27(b)	23	22,990
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	72	61,200
8.13%, 02/15/33(b)	17	17,324
9.75%, 02/15/33(a)(b)	42	46,095
TEGNA Inc.
4.63%, 03/15/28	111	109,557
5.00%, 09/15/29	40	39,701
		1,159,014
Metal Fabricate & Hardware — 0.1%
Park-Ohio Industries Inc., 8.50%, 08/01/30(b)	40	40,829
Mining — 1.3%
Aris Mining Corp., 8.00%, 10/31/29(b)	50	52,005
Eldorado Gold Corp., 6.25%, 09/01/29(b)	56	56,114
Endeavour Mining PLC, 7.00%, 05/28/30(b)	55	56,656
First Quantum Minerals Ltd.
8.63%, 06/01/31(b)	62	64,932
9.38%, 03/01/29(b)	102	107,928
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(b)	40	38,715
6.13%, 04/15/32(b)	90	93,913
Hecla Mining Co., 7.25%, 02/15/28	34	34,269
IAMGOLD Corp., 5.75%, 10/15/28(b)	52	51,805
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)	87	89,672
Novelis Corp.
4.75%, 01/30/30(b)	123	118,889
6.88%, 01/30/30(b)	42	43,598
Stillwater Mining Co.
4.00%, 11/16/26(b)	71	70,060
4.50%, 11/16/29(b)	65	60,772
Taseko Mines Ltd., 8.25%, 05/01/30(b)	54	57,092
		996,420
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	54	55,068
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	54	52,785
Oil & Gas — 2.2%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	61	61,093
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
California Resources Corp., 8.25%, 06/15/29(b)	$100	$104,026
Canadian Natural Resources Ltd.
3.85%, 06/01/27	49	48,721
5.00%, 12/15/29(b)	85	86,788
CNX Resources Corp.
6.00%, 01/15/29(b)	45	45,181
7.38%, 01/15/31(b)	44	45,544
Comstock Resources Inc. 6.75%, 03/01/29(b)	141	139,738
Coterra Energy Inc.
3.90%, 05/15/27	21	20,899
5.60%, 03/15/34	8	8,192
CVR Energy Inc., 8.50%, 01/15/29(b)	70	71,739
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	60	63,698
Diamondback Energy Inc.
5.15%, 01/30/30	59	60,545
6.25%, 03/15/33	80	86,034
Energean PLC, 6.50%, 04/30/27(b)	50	49,875
EQT Corp.
4.50%, 01/15/29	41	41,007
4.75%, 01/15/31	85	85,078
6.38%, 04/01/29	31	32,034
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	74	75,555
HF Sinclair Corp., 5.75%, 01/15/31	35	36,253
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	82	85,973
Marathon Petroleum Corp., 5.15%, 03/01/30	54	55,495
Noble Finance II LLC, 8.00%, 04/15/30(b)	111	115,201
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)(b)	49	49,940
Permian Resources Operating LLC, 8.00%, 04/15/27(b)	44	44,606
Talos Production Inc.
9.00%, 02/01/29(b)	67	68,888
9.38%, 02/01/31(b)	62	63,407
Viper Energy Partners LLC, 4.90%, 08/01/30	26	26,182
		1,671,692
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(b)	15	15,064
Bristow Group Inc., 6.88%, 03/01/28(b)	15	14,998
Viridien, 10.00%, 10/15/30(b)	49	51,342
		81,404
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	16	14,917
Klabin Austria GmbH, 7.00%, 04/03/49(b)	79	83,519
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(b)	78	76,440
		174,876
Pharmaceuticals — 1.0%
Cardinal Health Inc.
5.00%, 11/15/29	82	84,247
5.35%, 11/15/34	59	60,734
CVS Health Corp.
3.75%, 04/01/30	62	60,327
5.13%, 02/21/30(a)	94	96,532
5.45%, 09/15/35	90	91,899
5.70%, 06/01/34	7	7,321
Elanco Animal Health Inc., 6.65%, 08/28/28	77	80,231
Grifols SA, 4.75%, 10/15/28(b)	84	81,223
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	$200	$204,400
		766,914
Pipelines — 3.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	16	15,576
5.13%, 06/30/27(a)	134	135,372
Cheniere Energy Partners LP
3.25%, 01/31/32	8	7,308
4.00%, 03/01/31	121	116,828
4.50%, 10/01/29	36	36,012
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)	114	118,985
Enbridge Inc.
5.63%, 04/05/34(a)	44	45,922
5.70%, 03/08/33	44	46,345
6.00%, 11/15/28	67	70,440
Energy Transfer LP
4.95%, 06/15/28(a)	134	136,050
5.55%, 05/15/34	26	26,691
6.55%, 12/01/33	26	28,413
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	30	30,900
8.00%, 05/15/33	64	66,100
8.88%, 04/15/30	52	54,805
Kinder Morgan Inc., 4.80%, 02/01/33	70	70,038
MPLX LP
4.00%, 03/15/28	68	67,682
4.80%, 02/15/31	94	94,794
4.95%, 09/01/32	25	25,071
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	56	57,261
ONEOK Inc.
4.55%, 07/15/28	134	134,951
5.65%, 11/01/28	44	45,613
6.05%, 09/01/33	71	75,230
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, 01/15/31	41	41,090
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	26	26,009
4.50%, 05/15/30	116	116,411
Targa Resources Corp.
4.20%, 02/01/33	41	39,037
5.55%, 08/15/35	10	10,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	108	108,250
TransCanada PipeLines Ltd.
4.10%, 04/15/30	23	22,667
4.25%, 05/15/28	103	102,957
Venture Global LNG Inc.
8.13%, 06/01/28(b)	45	46,356
8.38%, 06/01/31(b)	85	87,264
9.88%, 02/01/32(b)	109	116,429
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(b)	26	27,537
7.50%, 05/01/33(b)	30	32,991
7.75%, 05/01/35(b)	106	119,612
Western Midstream Operating LP
4.05%, 02/01/30	98	95,727
6.15%, 04/01/33	21	22,126
		2,521,062
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	$56	$56,362
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)	54	58,798
CBRE Services Inc.
5.50%, 04/01/29	41	42,490
5.95%, 08/15/34	36	38,496
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	63	63,501
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	16	16,352
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	76	73,046
4.38%, 02/01/31(a)(b)	73	68,825
		417,870
Real Estate Investment Trusts — 3.4%
American Homes 4 Rent LP, 5.50%, 02/01/34	41	42,335
American Tower Corp.
5.55%, 07/15/33	95	99,464
5.80%, 11/15/28	98	102,172
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	60	57,750
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(b)	50	52,691
Brixmor Operating Partnership LP
4.05%, 07/01/30	63	61,840
4.13%, 05/15/29	50	49,537
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	59	58,118
Cousins Properties LP
5.25%, 07/15/30	26	26,567
5.88%, 10/01/34	26	27,159
Crown Castle Inc.
3.65%, 09/01/27	45	44,535
3.80%, 02/15/28	148	146,368
Diversified Healthcare Trust, 4.38%, 03/01/31	67	58,800
Equinix Inc., 3.20%, 11/18/29	116	111,219
Extra Space Storage LP
4.95%, 01/15/33	21	21,115
5.50%, 07/01/30	95	99,030
5.70%, 04/01/28	21	21,684
GLP Capital LP/GLP Financing II Inc.
5.25%, 02/15/33	90	89,946
5.30%, 01/15/29	79	80,499
Healthcare Realty Holdings LP, 2.00%, 03/15/31	73	63,574
Healthpeak OP LLC, 4.75%, 01/15/33	21	20,885
Host Hotels & Resorts LP, 5.70%, 06/15/32	109	112,784
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	36	34,050
4.95%, 01/15/33(a)	15	15,069
Iron Mountain Inc.
4.50%, 02/15/31(b)	17	16,306
5.25%, 03/15/28(b)	5	4,997
5.63%, 07/15/32(b)	20	19,993
Kimco Realty OP LLC, 6.40%, 03/01/34	11	12,135
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	10	7,061
4.63%, 08/01/29	134	109,560
5.00%, 10/15/27(a)	66	63,500
NNN REIT Inc., 4.60%, 02/15/31	31	31,131
Omega Healthcare Investors Inc., 5.20%, 07/01/30	33	33,485
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	$65	$63,132
5.88%, 10/01/28(b)	39	38,965
Rithm Capital Corp.
8.00%, 04/01/29(b)	88	89,785
8.00%, 07/15/30(b)	44	44,602
RLJ Lodging Trust, 4.00%, 09/15/29(a)(b)	61	57,604
Sabra Health Care LP, 3.20%, 12/01/31	99	89,862
Starwood Property Trust Inc.
4.38%, 01/15/27(b)	36	35,679
6.50%, 10/15/30(b)	54	56,183
Sun Communities Operating LP, 2.70%, 07/15/31	113	102,464
VICI Properties LP, 4.95%, 02/15/30	111	112,193
Welltower OP LLC, 3.10%, 01/15/30	11	10,532
Weyerhaeuser Co., 4.00%, 04/15/30	21	20,705
XHR LP, 4.88%, 06/01/29(a)(b)	59	57,674
		2,574,739
Retail — 1.6%
Arko Corp., 5.13%, 11/15/29(b)	35	29,213
Bath & Body Works Inc.
6.75%, 07/01/36	65	67,277
6.88%, 11/01/35	83	86,776
Brinker International Inc., 8.25%, 07/15/30(b)	24	25,422
Darden Restaurants Inc., 6.30%, 10/10/33	11	11,932
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	98	89,970
4.00%, 10/01/29(b)	7	6,848
Dollar General Corp., 3.50%, 04/03/30	116	111,624
Dollar Tree Inc., 4.20%, 05/15/28	85	84,667
FirstCash Inc.
4.63%, 09/01/28(b)	54	53,260
5.63%, 01/01/30(b)	58	58,087
Gap Inc. (The)
3.63%, 10/01/29(b)	87	81,853
3.88%, 10/01/31(b)	57	51,912
Genuine Parts Co., 4.95%, 08/15/29	67	67,761
Kohl's Corp.
5.13%, 05/01/31	86	66,642
10.00%, 06/01/30(b)	37	40,191
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	15	15,072
7.38%, 08/01/33(a)(b)	56	59,011
Patrick Industries Inc., 6.38%, 11/01/32(b)	56	57,097
QVC Inc., 6.88%, 04/15/29(b)	106	48,760
QXO Building Products Inc., 6.75%, 04/30/32(b)	113	116,984
		1,230,359
Semiconductors — 0.6%
Broadcom Inc., 4.15%, 04/15/32(b)	5	4,895
Marvell Technology Inc.
2.95%, 04/15/31	98	90,670
4.75%, 07/15/30	16	16,195
Microchip Technology Inc., 5.05%, 02/15/30	120	122,413
Micron Technology Inc., 5.80%, 01/15/35	67	70,744
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	44	39,657
3.40%, 05/01/30	44	42,193
4.30%, 06/18/29	44	43,880
5.00%, 01/15/33	11	11,103
		441,750
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
5.35%, 01/15/30	$31	$32,000
5.75%, 01/15/35(a)	26	27,420
		59,420
Software — 1.9%
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	93	84,277
2.90%, 12/01/29	54	51,122
CoreWeave Inc.
9.00%, 02/01/31(b)	47	47,137
9.25%, 06/01/30(b)	115	116,119
Fidelity National Information Services Inc.
1.65%, 03/01/28	90	84,621
2.25%, 03/01/31	54	48,034
Fiserv Inc.
3.50%, 07/01/29	90	86,607
5.60%, 03/02/33(a)	67	68,951
MSCI Inc., 5.25%, 09/01/35	121	121,438
Oracle Corp.
2.95%, 04/01/30	98	91,720
4.90%, 02/06/33	41	40,727
5.25%, 02/03/32	44	44,794
6.25%, 11/09/32	100	107,132
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(b)	60	54,320
Paychex Inc., 5.35%, 04/15/32	110	114,076
ROBLOX Corp., 3.88%, 05/01/30(b)	46	44,016
Take-Two Interactive Software Inc.
3.70%, 04/14/27	8	7,954
4.95%, 03/28/28	8	8,141
VMware LLC
3.90%, 08/21/27	85	84,788
4.70%, 05/15/30(a)	59	59,866
Workday Inc., 3.80%, 04/01/32	67	64,027
		1,429,867
Telecommunications — 2.6%
British Telecommunications PLC, 9.63%, 12/15/30	93	113,774
CommScope LLC, 7.13%, 07/01/28(b)	75	75,226
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	104	122,374
EchoStar Corp., Series ., 10.75%, 11/30/29(a)	54	59,190
GCI LLC, 4.75%, 10/15/28(b)	73	71,239
Level 3 Financing Inc.
3.88%, 10/15/30(b)	60	53,756
4.00%, 04/15/31(a)(b)	59	52,657
4.50%, 04/01/30(b)	82	75,747
4.88%, 06/15/29(b)	31	29,644
Lumen Technologies Inc., 10.00%, 10/15/32(b)	0	101
Millicom International Cellular SA
4.50%, 04/27/31(b)	97	90,606
7.38%, 04/02/32(b)	49	51,172
Motorola Solutions Inc.
2.75%, 05/24/31	98	89,859
4.60%, 05/23/29	59	59,653
5.60%, 06/01/32	5	5,260
Orange SA, 9.00%, 03/01/31	93	112,548
Sprint Capital Corp.
6.88%, 11/15/28	38	40,826
8.75%, 03/15/32	90	109,489
TELUS Corp., 3.40%, 05/13/32	111	101,962
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
2.88%, 02/15/31	$247	$228,193
3.88%, 04/15/30	134	131,253
Viasat Inc., 7.50%, 05/30/31(b)	98	91,957
WULF Compute LLC, 7.75%, 10/15/30(b)	118	122,587
Zegona Finance PLC, 8.63%, 07/15/29(b)	97	103,057
		1,992,130
Transportation — 0.2%
Danaos Corp., 6.88%, 10/15/32(b)	61	59,986
FedEx Corp.
2.40%, 05/15/31(a)	50	44,883
3.10%, 08/05/29	45	43,178
		148,047
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(b)	111	111,082
Water — 0.0%
Essential Utilities Inc.
2.40%, 05/01/31	5	4,485
5.25%, 08/15/35	16	16,199
5.38%, 01/15/34	11	11,295
		31,979
Total Corporate Bonds & Notes — 50.1% (Cost: $38,006,552)		38,401,392
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 17.0%
Federal National Mortgage Association
4.00%, 01/01/57	44	41,833
4.00%, 02/01/57	44	41,466
Government National Mortgage Association
2.00%, 02/20/52	760	632,409
3.50%, 11/20/55(e)	525	480,491
5.00%, 11/15/54(e)	635	632,995
5.50%, 11/15/54(e)	675	680,566
Uniform Mortgage-Backed Securities
1.50%, 11/18/40(e)	327	292,722
2.00%, 11/18/40(e)	493	453,839
2.00%, 11/13/55(e)	2,470	2,002,546
2.50%, 11/18/40(e)	200	188,105
2.50%, 11/13/55(e)	2,255	1,914,194
3.00%, 11/18/40(e)	155	148,508
3.00%, 11/13/55(e)	1,650	1,461,797
3.50%, 11/13/55(e)	425	391,791
4.00%, 11/15/39(e)	110	108,245
4.00%, 11/13/55(e)	875	830,119
4.50%, 11/13/55(e)	75	73,097
5.00%, 11/13/55(e)	225	223,849
5.50%, 11/15/54(e)	775	782,980
6.00%, 11/15/54(e)	475	485,714
6.00%, 01/01/55	665	685,997
6.50%, 11/15/54(e)	425	440,081
		12,993,344
U.S. Government Obligations — 32.4%
U.S. Treasury Note/Bond
1.13%, 08/15/40	4,400	2,800,016
1.25%, 08/15/31	2,266	1,969,030
2.25%, 02/15/52	578	362,650
2.75%, 08/15/47(a)	3,051	2,235,930
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 05/15/52	$1,311	$945,405
3.00%, 02/15/48	2,825	2,156,159
3.00%, 08/15/48	3,000	2,279,297
3.13%, 05/15/48	3,133	2,441,170
4.13%, 05/31/32	4,600	4,669,359
4.25%, 05/15/35	2,822	2,859,718
4.75%, 08/15/55	2,124	2,152,873
		24,871,607
Total U.S. Government & Agency Obligations — 49.4% (Cost: $37,495,843)		37,864,951
Total Long-Term Investments — 99.5% (Cost: $75,502,395)		76,266,343
	Shares
Short-Term Securities
Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	16,119,908	16,127,968
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	100,000	100,000
Total Short-Term Securities — 21.2% (Cost: $16,225,426)		16,227,968
Total Investments Before TBA Sales Commitments — 120.7% (Cost: $91,727,821)		92,494,311
Security	Par (000)	Value
TBA Sales Commitments(e)
Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities
2.50%, 11/13/55	$(100)	$(84,887)
3.00%, 11/13/55	(350)	(310,078)
4.00%, 11/13/55	(225)	(213,459)
Total TBA Sales Commitments — (0.8)% (Proceeds: $(605,685))		(608,424)
Total Investments, Net of TBA Sales Commitments — 119.9% (Cost: $91,122,136)		91,885,887
Liabilities in Excess of Other Assets — (19.9)%		(15,222,604)
Net Assets — 100.0%		$76,663,283

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,006,581	$10,122,231 (a)	$—	$66	$(910)	$16,127,968	16,119,908	$188,759 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	4,309	—
				$66	$(910)	$16,227,968		$193,068	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	3	12/19/25	$338	$(668)
10-Year U.S. Ultra Treasury Note	3	12/19/25	347	(294)
2-Year U.S. Treasury Note	3	12/31/25	625	(20)
				(982)
Short Contracts
Ultra U.S. Treasury Bond	1	12/19/25	122	(2)
5-Year U.S. Treasury Note	1	12/31/25	109	701
				699
				$(283)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$701	$—	$701
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$984	$—	$984

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$1,141,134	$—	$1,141,134
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(618,679)	$—	$(618,679)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,553,072
Average notional value of contracts — short	$10,263,678
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® Systematic Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$38,401,392	$—	$38,401,392
U.S. Government & Agency Obligations	—	37,864,951	—	37,864,951
Short-Term Securities
Money Market Funds	16,227,968	—	—	16,227,968
Liabilities
Investments
TBA Sales Commitments	—	(608,424)	—	(608,424)
	$16,227,968	$75,657,919	$—	$91,885,887
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$701	$—	$—	$701
Liabilities
Interest Rate Contracts	(984)	—	—	(984)
	$(283)	$—	$—	$(283)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2025

iShares Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$76,266,343
Investments, at value—affiliated(c)	16,227,968
Cash	67
Cash pledged for futures contracts	10,000
Receivables:
Investments sold	1,949,558
Securities lending income—affiliated	1,731
TBA sales commitments	605,685
Dividends—affiliated	40,523
Interest—unaffiliated	855,709
Variation margin on futures contracts	213
Total assets	95,957,797
LIABILITIES
Collateral on securities loaned, at value	5,287,618
TBA sales commitments, at value(d)	608,424
Payables:
Investments purchased	13,382,661
Investment advisory fees	15,811
Total liabilities	19,294,514
Commitments and contingent liabilities
NET ASSETS	$76,663,283
NET ASSETS CONSIST OF
Paid-in capital	$88,702,726
Accumulated loss	(12,039,443)
NET ASSETS	$76,663,283
NET ASSET VALUE
Shares outstanding	850,000
Net asset value	$90.19
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$75,502,395
(b) Securities loaned, at value	$5,100,627
(c) Investments, at cost—affiliated	$16,225,426
(d) Proceeds from TBA sales commitments	$605,685
See notes to financial statements.
Statement of Assets and Liabilities
14

Statement of Operations
Year Ended October 31, 2025

iShares Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$169,836
Interest—unaffiliated	3,852,159
Securities lending income—affiliated—net	23,232
Other income—unaffiliated	431
Total investment income	4,045,658
EXPENSES
Investment advisory	186,559
Total expenses	186,559
Less:
Investment advisory fees waived	(3,450)
Total expenses after fees waived	183,109
Net investment income	3,862,549
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,380,217
Investments—affiliated	66
Futures contracts	1,141,134
In-kind redemptions—unaffiliated(a)	253,434
2,774,851
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	625,161
Investments—affiliated	(910)
Futures contracts	(618,679)
5,572
Net realized and unrealized gain	2,780,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,642,972
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares Systematic Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,862,549	$3,253,661
Net realized gain	2,774,851	259,550
Net change in unrealized appreciation (depreciation)	5,572	3,631,418
Net increase in net assets resulting from operations	6,642,972	7,144,629
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,871,062)	(3,181,572)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,130,943	8,560,417
NET ASSETS
Total increase in net assets	6,902,853	12,523,474
Beginning of year	69,760,430	57,236,956
End of year	$76,663,283	$69,760,430

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statement of Changes in Net Assets
16

Financial Highlights
(For a share outstanding throughout each period)

	iShares Systematic Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$87.20	$81.77	$81.88	$100.00	$101.38
Net investment income(a)	4.56	4.33	3.66	2.44	1.81
Net realized and unrealized gain (loss)(b)	3.01	5.33	(0.10)	(18.32)	(1.22)
Net increase (decrease) from investment operations	7.57	9.66	3.56	(15.88)	0.59
Distributions from net investment income(c)	(4.58)	(4.23)	(3.67)	(2.24)	(1.97)
Net asset value, end of year	$90.19	$87.20	$81.77	$81.88	$100.00
Total Return(d)
Based on net asset value	8.97%	12.04%	4.32%	(16.04)%	0.57%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.25%	0.24%	0.25%
Net investment income	5.18%	5.04%	4.37%	2.67%	1.79%
Supplemental Data
Net assets, end of year (000)	$76,663	$69,760	$57,237	$69,600	$114,999
Portfolio turnover rate(f)(g)	567%	453%	464%	550%	546%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Systematic Bond(a)	Diversified

(a)	Formerly iShares U.S. Fixed Income Balanced Risk Factor ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security
19
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Systematic Bond
Barclays Bank PLC	$685,785	$(685,785)	$—	$—
Barclays Capital, Inc.	263,261	(263,261)	—	—
BMO Capital Markets Corp.	64,885	(64,885)	—	—
BNP Paribas SA	433,129	(433,129)	—	—
BofA Securities, Inc.	222,052	(222,052)	—	—
Citigroup Global Markets, Inc.	67,610	(67,610)	—	—
Deutsche Bank Securities, Inc.	592,399	(592,399)	—	—
Goldman Sachs & Co. LLC	292,529	(292,529)	—	—
J.P. Morgan Securities LLC	361,438	(361,438)	—	—
Jefferies LLC	69,561	(69,561)	—	—
Morgan Stanley & Co LLC	33,209	(33,209)	—	—
RBC Capital Markets LLC	1,111,202	(1,111,202)	—	—
Scotia Capital (USA), Inc.	97,127	(97,127)	—	—
Scotia Capital Inc	123,752	(123,752)	—	—
State Street Bank & Trust Co.	20,950	(20,950)	—	—
UBS AG	90,099	(90,099)	—	—
UBS Securities LLC	299,669	(299,669)	—	—
Wells Fargo Bank N.A.	20,376	(20,376)	—	—
Wells Fargo Securities LLC	251,594	(251,594)	—	—
	$5,100,627	$(5,100,627)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Systematic Bond	$3,450
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended October 31, 2025, the Fund paid BTC $7,345 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Systematic Bond	$443,955,174	$423,582,911	$52,085,319	$90,788,188
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Systematic Bond	$18,749,560	$15,032,980
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Systematic Bond	$250,565	$ (250,565)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
Systematic Bond
Ordinary income	$3,871,062	$3,181,572
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Systematic Bond	$320,650	$(13,165,973)	$805,880	$(12,039,443)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities, the classification of investments, and TBA transactions.

For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Systematic Bond	$1,816,846
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Systematic Bond	$91,685,692	$941,763	$(135,883)	$805,880
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Systematic Bond(a)
Shares sold	250,000	$22,036,173	100,000	$8,560,417
Shares redeemed	(200,000)	(17,905,230)	—	—
	50,000	$4,130,943	100,000	$8,560,417

(a)	Formerly iShares U.S. Fixed Income Balanced Risk Factor ETF.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Systematic Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Systematic Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations  for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
Systematic Bond	$174,192
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
Systematic Bond	$3,836,850
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
Systematic Bond	$3,326,555
27
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Board Review and Approval of Investment Advisory Contract
iShares Systematic Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA  (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided:  Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
29
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale:  The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:  The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
31
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
32

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX Exchange
• iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

2

Schedule of Investments
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	$150	$154,222
Brazil — 1.9%
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	207,600
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	89,750
Petrobras Global Finance BV, 6.85%, 06/05/2115(d)	100	96,418
Samarco Mineracao SA, 9.50%, 06/30/31, (9.50 % PIK)(a)(e)	118	117,312
Suzano Austria GmbH, 5.00%, 01/15/30	200	201,100
Vale Overseas Ltd., 6.40%, 06/28/54	100	104,150
		816,330
Cayman Islands — 0.5%
QNB Finance Ltd., 5.32%, 04/02/29, (1-day SOFR + 1.20%)(c)	200	202,625
Chile — 1.9%
Colbun SA, 3.15%, 03/06/30(a)	200	189,290
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	189,736
4.50%, 08/01/47(a)	200	165,479
Enel Chile SA, 4.88%, 06/12/28	100	101,408
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	206,990
		852,903
China — 4.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	199,920
Amipeace Ltd., 2.25%, 10/22/30(a)	200	184,190
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	198,168
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	189,260
China Construction Bank Corp/Hong Kong, 4.83%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(c)	200	200,726
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	192,870
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(c)(f)	200	197,906
Prosus NV, 4.19%, 01/19/32(a)	300	288,564
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	190,432
Tencent Holdings Ltd., 3.84%, 04/22/51(a)	200	165,720
		2,007,756
Colombia — 0.9%
Ecopetrol SA
4.63%, 11/02/31	100	89,440
5.88%, 05/28/45	100	76,480
6.88%, 04/29/30	100	102,135
8.88%, 01/13/33	100	108,405
		376,460
Guatemala — 0.9%
CT Trust, 5.13%, 02/03/32(a)	200	189,100
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	186,550
		375,650
Hong Kong — 2.1%
AIA Group Ltd., 3.20%, 09/16/40(a)	200	158,620
FWD Group Holdings Ltd., 7.64%, 07/02/31(a)	200	223,626
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	200	210,600
MTR Corp. Ltd., 4.88%, 04/01/35(a)	200	209,756
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	47,976
Seaspan Corp., 5.50%, 08/01/29(a)	50	47,968
		898,546
Security	Par (000)	Value
Hungary — 0.5%
OTP Bank Nyrt, 7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(c)	$200	$212,417
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	195,000
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	194,524
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	227,325
State Bank of India/London, 4.88%, 05/05/28(a)	200	202,000
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(a)	200	212,250
		1,031,099
Indonesia — 1.2%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	203,800
Minejesa Capital BV, 4.63%, 08/10/30(a)	144	143,301
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	198,432
		545,533
Israel — 1.4%
Energian Israel Finance Ltd., 5.88%, 03/30/31(g)	50	48,140
Israel Electric Corp. Ltd., 3.75%, 02/22/32(g)	200	187,376
Leviathan Bond Ltd., 6.50%, 06/30/27(g)	100	100,469
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	100	75,058
5.13%, 05/09/29	200	200,951
		611,994
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	180,910
Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28(a)	200	191,196
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(c)	200	206,900
		398,096
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	149,100
Macau — 0.9%
Sands China Ltd., 5.40%, 08/08/28	200	203,916
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	199,700
		403,616
Malaysia — 1.6%
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	197,700
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	179,648
3.40%, 04/28/61(a)	200	139,328
4.55%, 04/21/50(a)	200	178,290
		694,966
Mexico — 2.9%
America Movil SAB de CV, 4.70%, 07/21/32	200	201,250
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.65%)(a)	200	196,680
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	190,640
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	125,712
Grupo Televisa SAB, 6.63%, 01/15/40	50	45,909
Petroleos Mexicanos
6.70%, 02/16/32	100	99,900
6.75%, 09/21/47	200	165,380
7.69%, 01/23/50	100	90,705
8.75%, 06/02/29	100	107,990
Southern Copper Corp., 6.75%, 04/16/40	50	57,094
		1,281,260
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	$200	$209,942
Peru — 0.8%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	196,828
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	170,500
		367,328
Philippines — 0.5%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.73%)(a)(c)(f)	200	207,188
Qatar — 0.9%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	184,232
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	200	203,000
		387,232
Saudi Arabia — 2.7%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	203,750
5.25%, 10/13/32(a)	200	207,181
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	218,626
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	181,802
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	170,094
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	206,125
		1,187,578
Singapore — 1.3%
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)	200	192,679
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	188,314
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(c)	200	195,358
		576,351
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31(a)	200	183,506
Sasol Financing USA LLC, 6.50%, 09/27/28	200	197,122
		380,628
South Korea — 2.4%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	203,498
POSCO, 5.75%, 01/17/28(a)	200	205,990
Shinhan Bank Co. Ltd., 5.75%, 04/15/34(a)	200	209,652
SK Hynix, Inc., 6.38%, 01/17/28(a)	200	208,962
Woori Bank, 4.88%, 01/26/28(a)	200	203,396
		1,031,498
Taiwan — 0.8%
TSMC Arizona Corp., 3.13%, 10/25/41	200	164,444
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	181,244
		345,688
Thailand — 0.9%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(c)	200	189,960
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(c)	200	196,308
		386,268
Turkey — 1.0%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(c)	200	211,188
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(c)	200	212,584
		423,772
United Arab Emirates — 2.7%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	115,216
Security	Par (000)	Value
United Arab Emirates (continued)
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	$200	$202,500
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	115,000
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	209,650
First Abu Dhabi Bank PJSC, 4.50%, (5-year CMT + 4.14%)(a)(c)(f)	200	198,721
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	140	126,903
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	213,600
		1,181,590
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	284,625
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(c)	200	200,946
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(c)	200	207,832
7.63%, , (5-year CMT + 3.02%)(a)(c)(f)	200	211,832
		905,235
United States — 0.9%
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)	100	100,063
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	100	89,366
5.75%, 04/01/33	87	90,559
Las Vegas Sands Corp., 3.90%, 08/08/29	100	96,949
		376,937
Zambia — 0.5%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	200	211,178
Total Corporate Bonds & Notes — 44.5% (Cost: $18,642,836)		19,371,896
Foreign Government Obligations(h)
Angola — 0.6%
Angolan Government International Bonds, 8.75%, 04/14/32(a)	300	281,343
Argentina — 2.0%
Argentina Republic Government International Bonds
1.00%, 07/09/29(d)	40	34,080
1.75%, 07/09/30(b)	264	216,084
3.50%, 07/09/41(b)	220	143,220
4.37%, 07/09/46(b)(d)	48	32,717
4.76%, 07/09/35(b)	420	294,420
5.00%, 01/09/38(b)(d)	225	165,150
		885,671
Bahrain — 1.9%
Bahrain Government International Bonds
5.63%, 09/30/31(a)	200	200,600
5.63%, 05/18/34(a)	200	194,563
7.38%, 05/14/30(a)	200	215,812
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(a)	200	207,750
		818,725
Brazil — 1.3%
Brazil Government International Bonds
3.88%, 06/12/30	200	191,750
5.63%, 01/07/41	100	94,500
5.63%, 02/21/47	200	172,950
8.25%, 01/20/34	100	117,200
		576,400
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile — 1.2%
Chile Government International Bonds
2.45%, 01/31/31	$200	$182,600
4.00%, 01/31/52	200	160,800
4.34%, 03/07/42	200	179,500
		522,900
China — 0.4%
China Government International Bonds, 1.75%, 10/26/31(a)	200	183,336
Colombia — 1.5%
Colombia Government International Bonds
4.13%, 05/15/51	200	131,000
4.50%, 03/15/29	200	196,700
5.00%, 06/15/45	200	152,700
6.13%, 01/18/41	200	181,825
		662,225
Costa Rica — 0.5%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	200	223,562
Dominican Republic — 2.3%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	150	146,700
4.88%, 09/23/32(a)	150	143,676
5.50%, 02/22/29(a)	200	203,200
6.40%, 06/05/49(a)	150	149,853
6.50%, 02/15/48(a)	150	152,100
6.85%, 01/27/45(a)	100	104,825
7.45%, 04/30/44(a)	100	111,500
		1,011,854
Ecuador — 0.9%
Ecuador Government International Bonds
0.00%, 07/31/30(a)(i)	25	19,477
5.00%, 07/31/40(a)(b)	120	81,578
6.90%, 07/31/30(a)(b)	135	122,573
6.90%, 07/31/35(a)(b)	242	184,948
		408,576
Egypt — 1.8%
Egypt Government International Bonds
7.30%, 09/30/33(a)	200	195,100
7.60%, 03/01/29(a)	200	209,338
7.63%, 05/29/32(a)	200	203,200
8.88%, 05/29/50(a)	200	188,812
		796,450
El Salvador — 0.4%
El Salvador Government International Bonds, 9.25%, 04/17/30(a)	150	162,560
Ghana — 0.7%
Ghana Government International Bonds
6.00%, 07/03/29(a)(b)	148	143,910
6.00%, 07/03/35(a)(b)	179	153,611
		297,521
Hungary — 1.8%
Hungary Government International Bonds
5.25%, 06/16/29(a)	300	305,504
5.50%, 06/16/34(a)	200	203,770
6.75%, 09/25/52(a)	200	220,081
7.63%, 03/29/41	40	48,113
		777,468
Security	Par (000)	Value
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	$200	$190,656
Indonesia — 2.2%
Indonesia Government International Bonds
3.70%, 10/30/49	200	155,400
3.85%, 10/15/30	200	196,938
4.55%, 01/11/28	200	201,687
4.85%, 01/11/33	200	202,750
Perusahaan Penerbit SBSN Indonesia III, 5.20%, 07/02/34(a)	200	205,500
		962,275
Ivory Coast — 0.5%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(a)	200	212,288
Jamaica — 0.6%
Jamaica Government International Bonds, 8.00%, 03/15/39	200	241,500
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	200	201,726
Kazakhstan — 0.5%
Kazakhstan Government International Bonds, 6.50%, 07/21/45(a)	200	224,188
Kenya — 0.5%
Republic of Kenya Government International Bonds, 8.00%, 05/22/32(a)	200	199,520
Lebanon — 0.2%
Lebanon Government International Bonds
6.60%, 11/27/26(a)(j)(k)	200	45,500
6.65%, 02/26/30(a)(j)(k)	150	34,125
		79,625
Mexico — 2.2%
Mexico Government International Bonds
3.50%, 02/12/34	200	174,400
4.28%, 08/14/41	200	164,200
5.00%, 04/27/51	200	167,100
5.55%, 01/21/45	50	47,238
6.00%, 05/07/36	200	205,550
6.35%, 02/09/35	200	211,400
		969,888
Morocco — 0.5%
Morocco Government International Bonds, 6.50%, 09/08/33(a)	200	219,500
Nigeria — 1.4%
Nigeria Government International Bonds
7.70%, 02/23/38(a)	200	187,750
8.38%, 03/24/29(a)	200	207,562
8.75%, 01/21/31(a)	200	209,500
		604,812
Oman — 1.7%
Oman Government International Bonds
5.63%, 01/17/28(a)	300	307,688
6.00%, 08/01/29(a)	200	210,400
6.75%, 01/17/48(a)	200	224,062
		742,150
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	$200	$201,750
Panama — 2.2%
Panama Government International Bonds
2.25%, 09/29/32	300	246,846
3.16%, 01/23/30	200	187,253
3.87%, 07/23/60	200	136,000
4.50%, 04/16/50	200	156,369
8.00%, 03/01/38	200	233,400
		959,868
Paraguay — 0.5%
Paraguay Government International Bonds, 4.95%, 04/28/31(a)	200	202,625
Peru — 1.8%
Peru Government International Bonds
2.78%, 01/23/31	200	185,100
3.00%, 01/15/34	100	87,050
3.30%, 03/11/41	50	38,963
3.55%, 03/10/51	50	36,050
3.60%, 01/15/72	100	64,425
5.38%, 02/08/35	150	153,900
5.63%, 11/18/50	200	199,200
		764,688
Philippines — 2.3%
Philippines Government International Bonds
1.65%, 06/10/31	200	174,437
3.00%, 02/01/28	200	195,800
3.20%, 07/06/46	200	146,750
3.75%, 01/14/29	200	198,000
3.95%, 01/20/40	200	179,500
6.38%, 10/23/34	100	112,844
		1,007,331
Poland — 2.8%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	200	208,318
5.75%, 07/09/34(a)	200	211,472
Republic of Poland Government International Bonds
4.88%, 02/12/30	100	103,003
4.88%, 10/04/33	100	101,570
5.13%, 09/18/34	100	102,665
5.50%, 11/16/27	70	72,309
5.50%, 04/04/53	130	127,607
5.50%, 03/18/54	200	196,650
5.75%, 11/16/32	70	75,123
		1,198,717
Romania — 2.3%
Romanian Government International Bonds
3.00%, 02/14/31(a)	100	89,700
3.63%, 03/27/32(a)	100	90,000
4.00%, 02/14/51(a)	100	69,000
5.25%, 11/25/27(a)	150	151,875
5.75%, 03/24/35(a)	100	97,750
5.88%, 01/30/29(a)	100	102,872
6.13%, 01/22/44(a)	100	96,028
6.38%, 01/30/34(a)	100	102,368
7.50%, 02/10/37(a)	100	109,594
7.63%, 01/17/53(a)	100	110,736
		1,019,923
Security	Par (000)	Value
Saudi Arabia — 2.6%
Saudi Government International Bonds
3.63%, 03/04/28(a)	$200	$197,812
3.75%, 01/21/55(a)	200	147,200
4.38%, 04/16/29(a)	200	201,275
5.00%, 04/17/49(a)	200	186,062
5.38%, 01/13/31(a)	200	209,938
5.50%, 10/25/32(a)	200	212,500
		1,154,787
Senegal — 0.3%
Senegal Government International Bonds, 6.25%, 05/23/33(a)	200	142,000
Serbia — 0.5%
Serbia International Bonds, 6.00%, 06/12/34(a)	200	210,000
South Africa — 1.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	156,355
5.75%, 09/30/49	200	168,700
5.88%, 04/20/32	200	206,200
		531,255
South Korea — 0.5%
Korea Gas Corp., 3.88%, 07/13/27(a)	200	199,292
Sri Lanka — 0.6%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(b)	42	39,033
3.35%, 03/15/33(a)(b)	81	70,791
3.60%, 06/15/35(a)(b)	55	42,423
3.60%, 02/15/38(a)(b)	76	70,302
4.00%, 04/15/28(a)	39	37,115
		259,664
Supranational — 0.4%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	190,000
Turkey — 2.9%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 01/14/29(a)	200	219,437
Turkiye Government International Bonds
5.75%, 05/11/47	200	162,150
6.00%, 03/25/27	200	204,000
7.63%, 05/15/34	200	213,626
9.38%, 01/19/33	200	232,938
9.88%, 01/15/28	200	220,125
		1,252,276
Ukraine — 0.7%
Ukraine Government International Bonds
4.50%, 02/01/29(a)(b)	22	14,840
4.50%, 02/01/34(a)(b)	107	60,055
4.50%, 02/01/35(a)(b)	200	111,011
4.50%, 02/01/36(a)(b)	86	46,838
7.75%, 02/01/34(a)(b)	64	26,703
7.75%, 02/01/35(a)(b)	54	27,551
7.75%, 02/01/36(a)(b)	45	22,913
		309,911
United Arab Emirates — 1.6%
Abu Dhabi Government International Bonds
1.88%, 09/15/31(a)	200	178,400
4.13%, 10/11/47(a)	200	176,800
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	140,000
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
UAE International Government Bonds, 4.05%, 07/07/32(a)	$200	$201,806
		697,006
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	81,472
Uruguay Government International Bonds
4.38%, 01/23/31	100	101,150
4.98%, 04/20/55	110	102,465
5.10%, 06/18/50	200	193,100
5.44%, 02/14/37	50	52,430
		530,617
Total Foreign Government Obligations — 53.4% (Cost: $21,379,514)		23,288,429
Total Long-Term Investments — 97.9% (Cost: $40,022,350)		42,660,325
	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(l)(m)(n)	443,895	443,895
Total Short-Term Securities — 1.0% (Cost: $443,895)		443,895
Total Investments — 98.9% (Cost: $40,466,245)		43,104,220
Other Assets Less Liabilities — 1.1%		470,216
Net Assets — 100.0%		$43,574,436

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,267,302	$—	$(823,407)(a)	$—	$—	$443,895	443,895	$25,367 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,371,896	$—	$19,371,896
Foreign Government Obligations	—	23,288,429	—	23,288,429
Short-Term Securities
Money Market Funds	443,895	—	—	443,895
	$443,895	$42,660,325	$—	$43,104,220
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$19,451	$20,201,225
Chile — 1.2%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	14,204	13,476,329
3.15%, 01/14/30(a)	13,200	12,522,580
3.63%, 08/01/27(a)	14,413	14,242,782
3.70%, 01/30/50(a)	35,517	25,827,962
4.38%, 02/05/49(a)	17,563	14,125,043
4.50%, 08/01/47(a)	16,812	13,910,165
5.95%, 01/08/34(a)	17,065	17,961,595
6.30%, 09/08/53(a)	15,995	16,648,236
6.33%, 01/13/35(a)	13,650	14,583,660
6.44%, 01/26/36(a)	19,545	21,272,289
6.78%, 01/13/55(a)	11,950	13,067,325
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	11,962	10,693,789
		188,331,755
China — 1.7%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	20,747	19,533,093
4.13%, 07/19/27(a)	19,060	19,029,313
5.13%, 03/14/28(a)	36,696	37,435,424
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	21,108	21,213,751
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	14,522	14,476,256
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	25,677	23,810,025
2.70%, 05/13/30(a)	32,466	30,912,827
2.95%, 11/12/29(a)	22,209	21,460,779
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	25,809	23,345,015
3.50%, 05/04/27(a)	45,713	45,448,322
		256,664,805
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.23%)(a)(b)	41,621	42,825,095
Indonesia — 0.8%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	9,193	9,504,183
Pertamina Hulu Energi PT, 5.25%, 05/21/30(a)	9,200	9,398,720
Pertamina Persero PT
4.18%, 01/21/50(a)	9,563	7,607,653
5.63%, 05/20/43(a)	13,585	13,478,494
6.00%, 05/03/42(a)	11,515	11,903,631
6.45%, 05/30/44(a)	13,991	15,120,354
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	9,661	7,306,131
4.13%, 05/15/27(a)	12,233	12,197,402
5.25%, 10/24/42(a)	8,925	8,422,969
5.45%, 05/21/28(a)	10,256	10,538,040
6.15%, 05/21/48(a)	9,442	9,771,148
		115,248,725
Security	Par (000)	Value
Malaysia — 1.9%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	$25,163	$22,602,413
3.40%, 04/28/61(a)	35,729	24,890,251
3.50%, 04/21/30(a)	44,790	43,486,611
4.50%, 03/18/45(a)	30,250	27,369,292
4.55%, 04/21/50(a)	54,899	48,939,714
4.80%, 04/21/60(a)	20,220	18,565,195
4.95%, 01/03/31(a)	32,140	33,209,619
5.34%, 04/03/35(a)	35,923	37,489,243
5.85%, 04/03/55(a)	32,092	34,214,725
		290,767,063
Mexico — 2.0%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	8,118	7,992,171
6.45%, 01/24/35(a)	6,300	6,435,450
Mexico City Airport Trust, 5.50%, 07/31/47(a)	13,082	11,484,950
Petroleos Mexicanos
5.95%, 01/28/31	25,812	25,262,204
6.35%, 02/12/48	11,176	8,939,124
6.38%, 01/23/45	8,448	6,847,949
6.50%, 03/13/27	1,000	1,019,750
6.50%, 01/23/29	8,633	8,807,300
6.50%, 06/02/41	10,041	8,831,461
6.63%, 06/15/35	17,971	17,239,580
6.70%, 02/16/32	44,755	44,710,245
6.75%, 09/21/47	37,417	30,940,117
6.84%, 01/23/30	16,488	16,934,825
6.95%, 01/28/60	25,224	20,771,964
7.69%, 01/23/50	53,183	48,239,640
8.75%, 06/02/29	13,401	14,471,493
10.00%, 02/07/33	13,466	15,760,606
		294,688,829
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	12,679	9,925,248
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	19,815	21,098,616
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	22,602	18,123,414
Banco Nacional de Panama, 2.50%, 08/11/30(a)	16,520	14,536,774
		32,660,188
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	18,834	16,055,985
5.63%, 06/19/47(a)	36,681	26,547,874
		42,603,859
Saudi Arabia — 1.4%
Gaci First Investment Co.
4.75%, 02/14/30(a)	12,659	12,844,961
4.88%, 02/14/35(a)	14,957	14,994,392
5.00%, 10/13/27(a)	7,604	7,704,753
5.00%, 01/29/29(a)	12,200	12,428,750
5.00%, 09/15/35(a)	4,400	4,422,000
5.13%, 02/14/53(a)	12,812	11,823,042
5.25%, 01/29/30(a)	16,296	16,778,606
5.25%, 10/13/32(a)	12,537	12,987,126
5.25%, 01/29/34(a)	12,550	12,969,672
5.38%, 01/29/54(a)	10,500	10,047,240
5.63%, 07/29/34(a)	11,200	11,826,263
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
SRC Sukuk Ltd.
4.38%, 04/02/29(a)	$3,000	$2,995,890
4.88%, 10/02/35(a)	1,950	1,956,679
5.00%, 02/27/28(a)	6,550	6,637,606
5.38%, 02/27/35(a)	6,500	6,784,375
Suci Second Investment Co.
4.38%, 09/10/27(a)	9,350	9,358,181
4.88%, 05/08/32(a)	9,550	9,693,250
5.17%, 03/05/31(a)	14,250	14,694,529
6.00%, 10/25/28(a)	15,913	16,692,737
6.25%, 10/25/33(a)	9,350	10,308,468
		207,948,520
South Africa — 0.3%
Eskom Holdings, 6.35%, 08/10/28(a)	20,191	20,794,206
Transnet, 8.25%, 02/06/28(a)	19,921	21,035,381
		41,829,587
Turkey — 0.1%
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	8,600	8,879,500
United Arab Emirates — 1.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	17,487	16,428,192
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	8,400	8,424,444
4.50%, 05/06/30(a)	8,350	8,438,343
5.00%, 05/06/35(a)	8,550	8,764,819
5.25%, 10/02/54(a)	7,750	7,740,312
5.38%, 05/08/29(a)	10,600	11,019,336
5.50%, 05/08/34(a)	10,650	11,352,900
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	8,100	8,132,400
4.50%, 09/11/34(a)	12,300	12,242,344
5.13%, 09/11/54(a)	12,750	12,290,092
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)	13,000	13,186,940
DP World Crescent Ltd.
3.88%, 07/18/29(a)	8,558	8,377,341
4.85%, 09/26/28(a)	8,108	8,199,215
5.50%, 09/13/33(a)	12,600	13,139,437
5.50%, 05/08/35(a)	12,350	12,859,067
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	10,701	10,660,871
6.85%, 07/02/37(a)	14,730	16,939,500
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(a)	8,690	8,293,519
2.88%, 05/21/30(a)	7,447	7,044,006
3.38%, 03/28/32(a)	8,510	8,071,182
3.40%, 06/07/51(a)	8,009	5,863,589
3.95%, 05/21/50(a)	16,463	13,333,054
4.38%, 11/22/33(a)	8,384	8,336,882
5.50%, 04/28/33(a)	8,779	9,375,972
Mdgh Sukuk Ltd., 5.00%, 06/04/35(a)	8,400	8,791,104
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	7,800	8,147,295
		265,452,156
Total Corporate Bonds & Notes — 12.3% (Cost: $1,971,769,217)		1,839,125,171
Security	Par (000)	Value
Foreign Government Obligations(c)
Angola — 1.1%
Angolan Government International Bonds
8.00%, 11/26/29(a)	$34,661	$33,180,268
8.25%, 05/09/28(a)	34,723	34,200,419
8.75%, 04/14/32(a)	34,901	32,730,507
9.13%, 11/26/49(a)	25,114	21,095,760
9.24%, 01/15/31(d)	15,100	14,722,500
9.38%, 05/08/48(a)	35,058	30,139,012
		166,068,466
Argentina — 3.1%
Argentina Republic Government International Bonds
1.00%, 07/09/29	22,993	19,590,455
1.75%, 07/09/30(e)	137,150	112,256,904
3.50%, 07/09/41(e)	112,058	72,949,908
4.37%, 07/09/46(e)	20,875	14,309,901
4.76%, 07/09/35(e)	218,533	153,191,878
5.00%, 01/09/38(e)	121,940	89,503,643
		461,802,689
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 09/01/32(a)	21,059	19,670,370
Bahrain — 2.9%
Bahrain Government International Bonds
5.25%, 01/25/33(a)	19,982	19,288,824
5.45%, 09/16/32(a)	20,310	19,863,180
5.63%, 09/30/31(a)	19,575	19,633,725
5.63%, 05/18/34(a)	19,863	19,322,975
6.00%, 09/19/44(a)	25,016	23,186,830
6.63%, 10/06/37(d)	17,950	18,178,863
6.75%, 09/20/29(a)	24,894	26,014,230
7.00%, 10/12/28(a)	32,261	33,777,267
7.38%, 05/14/30(a)	20,364	21,974,029
7.50%, 02/12/36(a)	19,696	21,665,600
7.75%, 04/18/35(a)	19,789	22,084,524
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	20,379	19,557,523
3.95%, 09/16/27(a)	20,685	20,229,930
4.50%, 03/30/27(a)	19,455	19,278,154
5.87%, 02/06/34(d)	25,550	25,802,945
5.88%, 06/05/32(a)	25,063	25,611,378
6.00%, 02/12/31(a)	20,374	21,036,155
6.25%, 10/18/30(a)	20,496	21,290,220
6.25%, 07/07/33(a)	34,775	36,252,937
		434,049,289
Bolivia — 0.1%
Bolivia Government International Bonds, 4.50%, 03/20/28(a)	19,527	15,963,323
Brazil — 3.7%
Brazil Government International Bonds
3.75%, 09/12/31	19,228	17,829,163
3.88%, 06/12/30	46,629	44,705,554
4.50%, 05/30/29	26,120	25,982,870
4.63%, 01/13/28	38,613	38,748,145
4.75%, 01/14/50	45,292	33,923,708
5.00%, 01/27/45	40,002	32,721,636
5.50%, 11/06/30	29,800	30,396,000
5.63%, 01/07/41	28,402	26,839,890
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.63%, 02/21/47	$31,967	$27,643,463
6.00%, 10/20/33	29,276	29,905,434
6.13%, 01/22/32	26,409	27,438,951
6.13%, 03/15/34	29,821	30,372,689
6.25%, 03/18/31	26,462	27,798,331
6.63%, 03/15/35	49,367	51,440,414
7.13%, 01/20/37	21,086	23,257,858
7.13%, 05/13/54	25,065	25,415,910
7.25%, 01/12/56	33,600	34,025,675
8.25%, 01/20/34	17,946	21,032,712
		549,478,403
Bulgaria — 0.2%
Bulgaria Government International Bonds, 5.00%, 03/05/37(a)	30,326	30,329,942
Chile — 2.2%
Chile Government International Bonds
2.45%, 01/31/31	19,167	17,499,471
2.55%, 01/27/32	19,511	17,442,834
2.55%, 07/27/33	28,331	24,574,309
2.75%, 01/31/27	16,253	15,976,699
3.10%, 05/07/41	33,892	26,257,827
3.10%, 01/22/61	25,033	15,902,213
3.24%, 02/06/28	23,104	22,688,128
3.25%, 09/21/71	11,748	7,506,972
3.50%, 01/31/34	18,814	17,327,694
3.50%, 01/25/50	29,677	22,087,107
3.50%, 04/15/53	17,867	13,042,910
3.86%, 06/21/47	13,479	10,944,948
4.00%, 01/31/52	12,738	10,241,352
4.34%, 03/07/42	24,387	21,887,333
4.85%, 01/22/29	21,775	22,243,163
4.95%, 01/05/36	20,055	20,295,858
5.33%, 01/05/54	18,681	18,460,834
5.65%, 01/13/37	20,043	21,235,559
		325,615,211
China — 1.1%
China Government International Bonds
1.20%, 10/21/30(a)	37,806	34,196,661
1.25%, 10/26/26(a)	5,327	5,209,913
1.75%, 10/26/31(a)	17,432	15,979,566
2.13%, 12/03/29(a)	36,837	35,224,276
2.63%, 11/02/27(a)	19,016	18,780,772
3.50%, 10/19/28(a)	18,359	18,486,962
4.13%, 11/20/27(a)	22,997	23,382,660
Export-Import Bank of China (The), 4.69%, 11/05/27, (1-day SOFR Index + 0.38%)(a)(b)	21,050	21,042,001
		172,302,811
Colombia — 3.5%
Colombia Government International Bonds
3.00%, 01/30/30	22,108	20,018,794
3.13%, 04/15/31	36,207	31,807,849
3.25%, 04/22/32	28,876	24,649,276
3.88%, 04/25/27	19,393	19,218,463
4.13%, 05/15/51	15,342	10,049,010
4.50%, 03/15/29	28,931	28,453,639
5.00%, 06/15/45	52,604	40,163,154
5.20%, 05/15/49	30,727	23,413,974
5.63%, 02/26/44	36,358	30,322,572
6.13%, 01/18/41	36,115	32,833,049
Security	Par (000)	Value
Colombia (continued)
7.38%, 04/25/30	$27,600	$29,601,000
7.38%, 09/18/37	25,645	26,670,800
7.50%, 02/02/34	31,762	33,755,065
7.75%, 11/07/36	28,778	30,677,348
8.00%, 04/20/33	23,262	25,570,754
8.00%, 11/14/35	27,097	29,569,601
8.38%, 11/07/54	23,233	25,672,465
8.50%, 04/25/35	26,662	30,028,078
8.75%, 11/14/53	27,370	31,475,500
		523,950,391
Costa Rica — 0.9%
Costa Rica Government International Bonds
6.13%, 02/19/31(a)	24,301	25,382,394
6.55%, 04/03/34(a)	30,093	32,380,068
7.00%, 04/04/44(a)	20,505	22,227,420
7.16%, 03/12/45(a)	26,252	28,758,234
7.30%, 11/13/54(a)	30,321	33,893,117
		142,641,233
Dominican Republic — 3.4%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	37,364	36,541,992
4.88%, 09/23/32(a)	55,991	53,630,514
5.30%, 01/21/41(a)	29,378	26,792,736
5.50%, 02/22/29(a)	32,565	33,086,040
5.88%, 10/28/35(d)	16,000	16,000,000
5.88%, 01/30/60(a)	58,596	53,230,950
5.95%, 01/25/27(a)	27,801	28,162,413
6.00%, 07/19/28(a)	24,758	25,475,982
6.00%, 02/22/33(a)	34,119	34,835,499
6.40%, 06/05/49(a)	27,535	27,508,038
6.50%, 02/15/48(a)	19,648	19,923,072
6.85%, 01/27/45(a)	37,239	39,035,782
6.95%, 03/15/37(a)	37,243	39,826,130
7.05%, 02/03/31(a)	22,961	24,703,051
7.15%, 02/24/55(a)	18,319	19,876,115
7.45%, 04/30/44(a)	27,021	30,128,415
		508,756,729
Ecuador — 1.4%
Ecuador Government International Bonds
0.00%, 07/31/30(a)(f)	20,663	16,098,740
5.00%, 07/31/40(a)(e)	59,500	40,449,358
6.90%, 07/31/30(a)(e)	61,091	55,580,723
6.90%, 07/31/35(a)(e)	131,391	100,489,482
		212,618,303
Egypt — 2.8%
Egypt Government International Bonds
5.80%, 09/30/27(a)	23,404	23,438,872
5.88%, 02/16/31(a)	30,235	29,086,070
6.59%, 02/21/28(a)	25,879	26,318,943
7.05%, 01/15/32(a)	20,145	20,084,565
7.30%, 09/30/33(a)	23,000	22,436,500
7.50%, 01/31/27(a)	36,843	37,649,125
7.50%, 02/16/61(a)	30,327	24,763,815
7.60%, 03/01/29(a)	34,739	36,360,964
7.63%, 05/29/32(a)	35,490	36,057,840
7.90%, 02/21/48(a)	30,585	26,553,132
8.50%, 01/31/47(a)	50,604	46,666,503
8.63%, 02/04/30(a)	25,612	27,436,855
8.70%, 03/01/49(a)	29,507	27,506,130
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Egypt (continued)
8.88%, 05/29/50(a)	$40,444	$38,181,563
		422,540,877
El Salvador — 0.3%
El Salvador Government International Bonds
9.25%, 04/17/30(a)	20,114	21,798,145
9.65%, 11/21/54(a)	20,015	22,504,266
		44,302,411
Ghana — 0.9%
Ghana Government International Bonds
6.00%, 07/03/29(a)(e)	57,920	56,471,479
6.00%, 07/03/35(a)(e)	83,574	71,560,595
		128,032,074
Guatemala — 0.3%
Guatemala Government Bonds
6.13%, 06/01/50(a)	27,949	27,444,241
6.60%, 06/13/36(a)	20,118	21,687,204
		49,131,445
Hungary — 3.1%
Hungary Government International Bonds
2.13%, 09/22/31(a)	45,286	38,916,089
3.13%, 09/21/51(a)	40,453	26,173,091
5.25%, 06/16/29(a)	34,942	35,583,098
5.38%, 09/26/30(a)	30,175	31,005,504
5.50%, 06/16/34(a)	25,436	25,915,502
5.50%, 03/26/36(a)	49,343	49,728,492
6.00%, 09/26/35(a)	20,350	21,314,293
6.13%, 05/22/28(a)	43,280	44,988,768
6.25%, 09/22/32(a)	36,266	38,985,950
6.75%, 09/25/52(a)	25,087	27,605,860
6.75%, 09/23/55(a)	30,000	32,508,699
7.63%, 03/29/41	33,186	39,916,453
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	25,019	25,879,153
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	21,973	23,085,493
		461,606,445
India — 0.7%
Export-Import Bank of India
2.25%, 01/13/31(a)	19,920	17,828,201
3.25%, 01/15/30(a)	20,112	19,172,367
3.88%, 02/01/28(a)	20,108	19,897,067
5.50%, 01/18/33(a)	20,000	20,998,400
5.50%, 01/13/35(a)	20,162	21,024,531
		98,920,566
Indonesia — 3.7%
Indonesia Government International Bonds
1.85%, 03/12/31	12,202	10,756,826
2.15%, 07/28/31	11,654	10,342,925
2.85%, 02/14/30	11,704	11,078,567
3.05%, 03/12/51	18,827	12,877,668
3.50%, 01/11/28	12,155	12,022,055
3.55%, 03/31/32	9,956	9,433,310
3.70%, 10/30/49	9,487	7,371,399
3.85%, 07/18/27(a)	8,675	8,647,891
3.85%, 10/15/30	14,913	14,684,645
4.10%, 04/24/28	9,875	9,890,430
4.20%, 10/15/50	14,717	12,343,884
4.35%, 01/08/27(a)	9,645	9,687,197
4.35%, 01/11/48	16,787	14,743,183
Security	Par (000)	Value
Indonesia (continued)
4.45%, 04/15/70	$9,728	$8,110,720
4.55%, 01/11/28	9,788	9,870,586
4.63%, 04/15/43(a)	14,283	13,436,732
4.65%, 09/20/32	13,870	13,974,025
4.75%, 02/11/29	12,250	12,484,587
4.75%, 09/10/34	11,300	11,314,125
4.75%, 07/18/47(a)	9,580	9,060,285
4.85%, 01/11/33	12,227	12,395,121
4.90%, 04/16/36	8,050	8,070,125
5.13%, 01/15/45(a)	18,410	18,423,807
5.25%, 01/17/42(a)	21,509	21,847,767
5.25%, 01/08/47(a)	14,164	14,287,935
5.35%, 02/11/49	8,743	8,856,659
5.60%, 01/15/35	10,700	11,382,125
5.95%, 01/08/46(a)	11,898	12,829,018
6.63%, 02/17/37(a)	13,229	15,114,132
6.75%, 01/15/44(a)	18,918	22,148,248
7.75%, 01/17/38(a)	18,530	23,162,500
8.50%, 10/12/35(a)	14,745	18,947,325
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(a)	10,098	9,201,803
2.80%, 06/23/30(a)	9,829	9,205,473
4.15%, 03/29/27(a)	16,501	16,522,616
4.40%, 06/06/27(a)	15,195	15,251,981
4.40%, 03/01/28(a)	16,737	16,852,067
4.45%, 02/20/29(a)	12,454	12,559,081
4.55%, 07/23/30(a)	9,900	9,999,000
4.70%, 06/06/32(a)	13,883	14,028,771
5.00%, 05/25/30(a)	10,900	11,223,594
5.20%, 07/02/34(a)	8,850	9,093,375
5.20%, 07/23/35(a)	10,050	10,351,500
5.40%, 11/15/28(a)	9,600	9,972,000
5.60%, 11/15/33(a)	9,150	9,715,013
		563,572,076
Ivory Coast — 0.8%
Ivory Coast Government International Bonds
6.13%, 06/15/33(a)	25,173	24,398,930
7.63%, 01/30/33(a)	22,359	23,516,078
8.08%, 04/01/36(a)	35,321	37,095,880
8.25%, 01/30/37(a)	30,372	32,238,056
		117,248,944
Jamaica — 0.7%
Jamaica Government International Bonds
6.75%, 04/28/28	22,481	23,111,082
7.88%, 07/28/45	36,665	44,272,987
8.00%, 03/15/39	25,376	30,641,520
		98,025,589
Jordan — 0.6%
Jordan Government International Bonds
5.75%, 01/31/27(a)	18,368	18,425,859
5.85%, 07/07/30(a)	25,179	25,396,295
7.38%, 10/10/47(a)	20,680	20,835,100
7.50%, 01/13/29(a)	24,950	26,353,437
		91,010,691
Kazakhstan — 1.0%
Kazakhstan Government International Bonds
4.41%, 10/28/30(d)	21,800	21,616,536
4.71%, 04/09/35(a)	30,513	30,092,683
4.88%, 10/14/44(a)	20,062	18,688,957
5.00%, 07/01/32(a)	27,650	28,057,077
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan (continued)
5.50%, 07/01/37(a)	$23,350	$23,841,284
6.50%, 07/21/45(a)	30,422	34,101,237
		156,397,774
Kenya — 0.8%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	19,917	17,636,504
8.00%, 05/22/32(a)	24,170	24,111,992
8.25%, 02/28/48(a)	20,265	18,567,806
9.50%, 03/05/36(a)	30,316	31,073,900
9.75%, 02/16/31(a)	30,295	32,500,779
		123,890,981
Latvia — 0.2%
Latvia Government International Bonds, 5.13%, 07/30/34(a)	25,018	25,862,357
Lebanon — 0.3%
Lebanon Government International Bonds
6.00%, 01/27/23(a)(g)(h)	21,368	4,861,220
6.10%, 10/04/22(a)(g)(h)	8,202	1,857,753
6.10%, 10/04/24(a)(g)(h)	21,875	4,954,687
6.60%, 11/27/26(a)(g)(h)	31,612	7,191,730
6.65%, 02/26/30(a)(g)(h)	28,967	6,589,992
6.75%, 11/29/27(a)(g)(h)	20,869	4,747,698
6.85%, 03/23/27(a)(g)(h)	24,194	5,504,135
7.00%, 03/23/32(a)(g)(h)	19,479	4,431,473
		40,138,688
Mexico — 4.2%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(a)	78,440	79,625,228
Mexico Government International Bonds
2.66%, 05/24/31	19,755	17,700,480
3.25%, 04/16/30	13,322	12,622,595
3.50%, 02/12/34	19,254	16,789,488
3.75%, 01/11/28	10,615	10,508,850
3.75%, 04/19/71	20,371	12,650,391
3.77%, 05/24/61	19,481	12,594,466
4.15%, 03/28/27	12,051	12,051,000
4.28%, 08/14/41	16,404	13,467,684
4.35%, 01/15/47	8,545	6,699,280
4.40%, 02/12/52	13,588	10,299,704
4.50%, 04/22/29	17,832	17,912,244
4.50%, 01/31/50	13,303	10,442,855
4.60%, 01/23/46	15,081	12,283,475
4.60%, 02/10/48	11,814	9,468,921
4.75%, 03/22/31	10,050	9,994,725
4.75%, 04/27/32	16,518	16,220,676
4.75%, 03/08/44	24,566	20,758,270
4.88%, 05/19/33	14,858	14,419,689
5.00%, 04/27/51	15,912	13,294,476
5.38%, 03/22/33	26,757	26,783,757
5.40%, 02/09/28	7,749	7,933,814
5.55%, 01/21/45	18,395	17,378,676
5.63%, 09/22/35	16,700	16,633,200
5.75%, 10/12/2110	17,922	15,699,672
5.85%, 07/02/32	26,250	27,181,875
6.00%, 05/13/30	10,800	11,372,400
6.00%, 05/07/36	25,735	26,449,146
6.05%, 01/11/40	18,260	18,506,510
6.34%, 05/04/53	19,798	19,659,414
6.35%, 02/09/35	17,554	18,554,578
Security	Par (000)	Value
Mexico (continued)
6.40%, 05/07/54	$16,172	$16,155,828
6.63%, 01/29/38	18,620	19,672,030
6.75%, 09/27/34	11,461	12,566,987
6.88%, 05/13/37	25,900	28,023,800
7.38%, 05/13/55	15,208	17,070,980
8.30%, 08/15/31	7,136	8,566,768
		638,013,932
Morocco — 0.6%
Morocco Government International Bonds
3.00%, 12/15/32(a)	20,222	17,849,353
4.00%, 12/15/50(a)	25,067	18,706,249
5.95%, 03/08/28(a)	25,038	25,877,023
6.50%, 09/08/33(a)	25,340	27,810,650
		90,243,275
Nigeria — 2.0%
Nigeria Government International Bonds
6.13%, 09/28/28(a)	25,208	24,779,464
6.50%, 11/28/27(a)	30,192	30,314,580
7.14%, 02/23/30(a)	25,380	25,265,790
7.38%, 09/28/33(a)	30,520	29,442,339
7.63%, 11/28/47(a)	30,239	26,837,112
7.70%, 02/23/38(a)	25,017	23,484,709
7.88%, 02/16/32(a)	30,024	30,061,530
8.25%, 09/28/51(a)	25,201	23,310,925
8.38%, 03/24/29(a)	25,048	25,995,065
8.75%, 01/21/31(a)	20,057	21,009,707
10.38%, 12/09/34(a)	30,227	33,937,364
		294,438,585
Oman — 2.6%
Oman Government International Bonds
5.38%, 03/08/27(a)	29,844	30,231,972
5.63%, 01/17/28(a)	47,760	48,983,850
6.00%, 08/01/29(a)	44,203	46,501,556
6.25%, 01/25/31(a)	33,025	35,733,050
6.50%, 03/08/47(a)	40,641	44,565,295
6.75%, 10/28/27(a)	28,101	29,291,358
6.75%, 01/17/48(a)	55,570	62,255,627
7.00%, 01/25/51(a)	20,127	23,187,512
7.38%, 10/28/32(a)	20,070	23,338,901
Oman Sovereign Sukuk Co.
4.53%, 04/17/33(d)	17,350	17,367,350
4.88%, 06/15/30(a)	35,383	36,279,605
		397,736,076
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	20,495	20,674,331
Pakistan Government International Bonds
6.88%, 12/05/27(a)	30,205	30,144,590
7.38%, 04/08/31(a)	28,598	28,169,030
		78,987,951
Panama — 2.8%
Panama Government International Bonds
2.25%, 09/29/32	42,395	34,883,420
3.16%, 01/23/30	26,240	24,567,594
3.30%, 01/19/33	17,265	15,124,140
3.87%, 07/23/60	50,485	34,329,800
3.88%, 03/17/28	21,372	21,014,376
4.30%, 04/29/53	30,073	23,035,918
4.50%, 05/15/47	20,434	16,408,502
4.50%, 04/16/50	42,604	33,309,690
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.50%, 04/01/56	$43,312	$33,061,423
4.50%, 01/19/63	26,571	20,250,423
6.40%, 02/14/35	39,194	41,290,879
6.70%, 01/26/36	35,008	37,651,104
6.85%, 03/28/54	24,020	25,485,220
6.88%, 01/31/36	17,011	18,442,426
7.50%, 03/01/31	18,523	20,569,792
8.00%, 03/01/38	21,559	25,159,353
		424,584,060
Paraguay — 0.4%
Paraguay Government International Bonds
4.95%, 04/28/31(a)	20,042	20,305,051
5.40%, 03/30/50(a)	23,618	21,938,170
6.10%, 08/11/44(a)	20,269	20,951,238
		63,194,459
Peru — 2.7%
Peru Government International Bonds
1.86%, 12/01/32	17,796	14,761,782
2.78%, 01/23/31	50,886	47,094,993
2.78%, 12/01/60	36,986	20,971,062
3.00%, 01/15/34	40,038	34,853,079
3.23%, 07/28/2121	18,715	10,648,835
3.30%, 03/11/41	23,175	18,059,119
3.55%, 03/10/51	32,476	23,415,196
3.60%, 01/15/72	17,785	11,457,986
5.38%, 02/08/35	22,705	23,295,330
5.50%, 03/30/36	29,200	30,017,600
5.63%, 11/18/50	46,171	45,986,316
5.88%, 08/08/54	30,685	31,068,562
6.20%, 06/30/55	25,250	26,613,500
6.55%, 03/14/37	20,702	23,186,240
8.75%, 11/21/33	39,439	49,890,335
		411,319,935
Philippines — 3.4%
Philippines Government International Bonds
1.65%, 06/10/31	18,549	16,178,206
2.46%, 05/05/30	15,090	14,038,416
2.65%, 12/10/45	23,643	15,870,364
2.95%, 05/05/45	20,946	14,950,208
3.00%, 02/01/28	30,685	30,040,615
3.20%, 07/06/46	33,971	24,926,221
3.70%, 03/01/41	31,104	26,477,280
3.70%, 02/02/42	30,967	25,896,154
3.75%, 01/14/29	23,428	23,193,720
3.95%, 01/20/40	30,262	27,160,145
4.20%, 03/29/47	15,604	13,360,925
4.75%, 03/05/35	17,143	17,282,287
5.00%, 07/17/33	18,636	19,148,490
5.00%, 01/13/37	20,343	20,686,288
5.25%, 05/14/34	15,600	16,336,125
5.50%, 02/04/35	19,060	20,304,856
5.50%, 01/17/48	19,618	20,108,450
5.60%, 05/14/49	15,150	15,604,500
5.90%, 02/04/50	15,600	16,692,000
6.38%, 01/15/32	15,796	17,528,624
6.38%, 10/23/34	29,224	32,977,457
7.75%, 01/14/31	26,688	31,091,520
9.50%, 02/02/30	31,132	37,504,331
ROP Sukuk Trust, 5.05%, 06/06/29(a)	15,475	15,900,562
		513,257,744
Security	Par (000)	Value
Poland — 3.5%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	$32,105	$33,440,247
5.75%, 07/09/34(a)	32,582	34,450,903
6.25%, 10/31/28(a)	18,395	19,549,286
6.25%, 07/09/54(a)	32,286	34,000,387
Republic of Poland Government International Bonds
4.63%, 03/18/29	27,156	27,711,340
4.88%, 02/12/30	50,059	51,562,272
4.88%, 10/04/33	45,578	46,293,575
5.13%, 09/18/34	55,868	57,356,882
5.38%, 02/12/35	49,979	52,240,550
5.50%, 11/16/27	23,749	24,532,479
5.50%, 04/04/53	45,857	45,012,773
5.50%, 03/18/54	64,625	63,542,531
5.75%, 11/16/32	27,959	30,005,319
		519,698,544
Romania — 3.3%
Romanian Government International Bonds
3.00%, 02/27/27(a)	23,572	23,094,667
3.00%, 02/14/31(a)	25,078	22,494,966
3.63%, 03/27/32(a)	21,882	19,693,800
4.00%, 02/14/51(a)	38,810	26,778,900
5.13%, 06/15/48(a)	23,910	19,905,075
5.25%, 11/25/27(a)	20,124	20,375,550
5.75%, 09/16/30(a)	38,902	39,806,471
5.75%, 03/24/35(a)	40,650	39,735,375
5.88%, 01/30/29(a)	38,782	39,895,819
6.00%, 05/25/34(a)	20,176	20,251,660
6.13%, 01/22/44(a)	19,584	18,806,026
6.38%, 01/30/34(a)	39,488	40,423,076
6.63%, 02/17/28(a)	33,694	35,056,922
6.63%, 05/16/36(a)	33,702	34,606,562
7.13%, 01/17/33(a)	31,166	33,600,999
7.50%, 02/10/37(a)	24,268	26,596,272
7.63%, 01/17/53(a)	24,822	27,487,014
		488,609,154
Saudi Arabia — 4.9%
KSA Ijarah Sukuk Ltd.
4.25%, 09/09/30(d)	14,650	14,613,375
4.25%, 09/09/30(a)	400	399,000
4.88%, 09/09/35(d)	21,000	21,262,500
4.88%, 09/09/35(a)	700	708,750
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	12,835	11,539,467
2.97%, 10/29/29(a)	16,984	16,251,650
3.63%, 04/20/27(a)	27,689	27,495,177
4.27%, 05/22/29(a)	19,988	20,050,562
4.30%, 01/19/29(a)	13,801	13,857,032
4.51%, 05/22/33(a)	20,641	20,582,999
5.25%, 06/04/27(a)	7,150	7,268,869
5.25%, 06/04/30(a)	10,600	11,055,800
5.25%, 06/04/34(a)	15,800	16,461,625
5.27%, 10/25/28(a)	17,129	17,645,011
Saudi Government International Bonds
2.25%, 02/02/33(a)	18,898	16,281,761
2.50%, 02/03/27(a)	7,261	7,124,856
2.75%, 02/03/32(a)	7,086	6,474,833
3.25%, 10/22/30(a)	10,559	10,065,367
3.25%, 11/17/51(a)	9,087	6,208,004
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
3.45%, 02/02/61(a)	$14,652	$9,809,514
3.63%, 03/04/28(a)	34,030	33,657,712
3.75%, 01/21/55(a)	18,694	13,758,784
4.38%, 04/16/29(a)	27,433	27,607,885
4.50%, 04/17/30(a)	20,895	21,143,233
4.50%, 10/26/46(a)	43,560	38,398,140
4.50%, 04/22/60(a)	20,781	17,365,227
4.63%, 10/04/47(a)	30,519	27,123,761
4.75%, 01/18/28(a)	22,312	22,604,957
4.75%, 01/16/30(a)	22,279	22,724,580
4.88%, 07/18/33(a)	23,186	23,627,925
5.00%, 01/16/34(a)	27,230	27,917,966
5.00%, 04/17/49(a)	23,403	21,772,045
5.00%, 01/18/53(a)	21,275	19,482,271
5.13%, 01/13/28(a)	34,170	34,853,400
5.25%, 01/16/50(a)	23,879	23,214,925
5.38%, 01/13/31(a)	20,471	21,488,204
5.50%, 10/25/32(a)	17,223	18,299,437
5.63%, 01/13/35(a)	26,508	28,388,411
5.75%, 01/16/54(a)	32,584	33,361,943
		731,946,958
Senegal — 0.3%
Senegal Government International Bonds
6.25%, 05/23/33(a)	21,779	15,463,090
6.75%, 03/13/48(a)	20,588	12,996,175
7.75%, 06/10/31(a)	21,244	16,740,272
		45,199,537
Serbia — 0.5%
Serbia International Bonds
2.13%, 12/01/30(a)	23,233	20,333,134
6.00%, 06/12/34(a)	30,522	32,048,100
6.50%, 09/26/33(a)	20,671	22,493,777
		74,875,011
South Africa — 2.5%
Republic of South Africa Government International Bonds
4.30%, 10/12/28	39,784	39,489,399
4.85%, 09/27/27	20,071	20,291,781
4.85%, 09/30/29	40,088	40,128,088
5.00%, 10/12/46	19,957	15,601,884
5.38%, 07/24/44	20,175	17,089,637
5.65%, 09/27/47	29,946	25,229,505
5.75%, 09/30/49	60,722	51,219,007
5.88%, 06/22/30	27,841	28,803,324
5.88%, 04/20/32	28,277	29,153,587
7.10%, 11/19/36(a)	40,101	43,098,550
7.30%, 04/20/52	32,249	32,392,669
7.95%, 11/19/54(a)	30,519	32,534,170
		375,031,601
Sri Lanka — 0.9%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(e)	21,805	20,540,332
3.35%, 03/15/33(a)(e)	38,985	33,956,443
3.35%, 03/15/33(a)(b)(e)	4,650	4,050,150
3.60%, 06/15/35(a)(e)	29,151	22,533,962
3.60%, 02/15/38(a)(e)	40,096	36,988,207
4.00%, 04/15/28(a)	23,977	22,982,235
		141,051,329
Security	Par (000)	Value
Suriname — 0.0%
Suriname Government International Bonds, 8.50%, 11/06/35(d)	$6,790	$6,993,700
Turkey — 4.8%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(a)	23,066	23,894,992
6.75%, 09/01/30(a)	23,550	24,461,267
7.25%, 02/24/27(a)	23,789	24,614,181
8.51%, 01/14/29(a)	22,915	25,142,052
Turkiye Government International Bonds
4.88%, 04/16/43	27,123	20,620,261
5.13%, 02/17/28	18,403	18,460,601
5.25%, 03/13/30	18,308	18,074,573
5.75%, 05/11/47	31,294	25,371,611
5.88%, 06/26/31	16,059	15,910,775
5.95%, 01/15/31	19,632	19,619,828
6.00%, 03/25/27	27,670	28,223,400
6.00%, 01/14/41	27,268	24,200,350
6.13%, 10/24/28	24,707	25,317,016
6.50%, 09/20/33	13,303	13,323,786
6.50%, 01/03/35	31,468	31,074,650
6.63%, 02/17/45	26,800	24,490,510
6.75%, 05/30/40	18,515	18,075,269
6.80%, 11/04/36	10,800	10,746,000
6.88%, 03/17/36	24,866	25,155,440
6.95%, 09/16/35	18,550	18,781,875
7.13%, 02/12/32	22,586	23,466,854
7.13%, 07/17/32	15,906	16,574,052
7.25%, 05/29/32	17,700	18,522,696
7.25%, 03/05/38	8,684	9,262,007
7.63%, 04/26/29	26,526	28,356,294
7.63%, 05/15/34	26,650	28,465,664
8.00%, 02/14/34	13,457	14,829,614
8.60%, 09/24/27	18,367	19,643,507
9.13%, 07/13/30	22,536	25,561,909
9.38%, 03/14/29	19,964	22,372,257
9.38%, 01/19/33	24,548	28,590,810
9.88%, 01/15/28	31,284	34,431,952
11.88%, 01/15/30	13,242	16,573,158
		722,209,211
Ukraine — 1.1%
Ukraine Government International Bonds
4.50%, 02/01/29(a)(e)	23,847	16,359,044
4.50%, 02/01/34(a)(e)	63,493	35,619,721
4.50%, 02/01/35(a)(e)	59,734	33,152,364
4.50%, 02/01/36(a)(e)	49,194	26,982,956
7.75%, 02/01/34(a)(e)	39,899	16,617,643
7.75%, 02/01/35(a)(e)	32,604	16,579,116
7.75%, 02/01/36(a)(e)	27,700	14,057,891
		159,368,735
United Arab Emirates — 2.9%
Abu Dhabi Government International Bonds
1.63%, 06/02/28(a)	16,834	15,876,398
1.70%, 03/02/31(a)	11,666	10,410,155
1.88%, 09/15/31(a)	14,195	12,661,940
2.50%, 09/30/29(a)	25,189	23,968,215
2.70%, 09/02/70(a)	13,272	7,895,446
3.00%, 09/15/51(a)	10,052	7,131,794
3.13%, 10/11/27(a)	33,862	33,489,518
3.13%, 04/16/30(a)	25,195	24,503,523
3.13%, 09/30/49(a)	32,429	23,987,893
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
3.63%, 10/02/28(d)	$7,650	$7,600,706
3.88%, 04/16/50(a)	33,495	27,989,929
4.13%, 10/11/47(a)	24,252	21,438,768
4.25%, 10/02/35(d)	15,100	15,041,990
4.88%, 04/30/29(a)	16,750	17,331,058
5.00%, 04/30/34(a)	12,900	13,699,800
5.50%, 04/30/54(a)	14,750	15,607,418
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	10,630	8,127,060
5.25%, 01/30/43(a)	7,779	7,741,544
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	8,525	5,967,500
6.13%, 03/06/36(a)	8,450	8,893,034
6.50%, 11/23/32(a)	8,550	9,284,787
RAK Capital, 5.00%, 03/12/35(a)	8,750	9,050,781
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	7,192	6,986,237
3.23%, 10/23/29(a)	8,750	8,307,600
4.23%, 03/14/28(a)	10,115	10,013,648
5.43%, 04/17/35(a)	8,750	9,007,031
UAE International Government Bonds
2.00%, 10/19/31(a)	7,750	6,990,810
2.88%, 10/19/41(a)	8,297	6,499,621
3.25%, 10/19/61(a)	17,015	12,088,477
4.05%, 07/07/32(a)	14,410	14,540,122
4.86%, 07/02/34(a)	12,300	13,026,684
4.92%, 09/25/33(a)	12,750	13,604,505
4.95%, 07/07/52(a)	10,527	10,393,623
		439,157,615
Uruguay — 2.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	26,470	25,371,126
Uruguay Government International Bonds
4.38%, 01/23/31	37,879	38,314,849
4.98%, 04/20/55	52,243	48,664,810
5.10%, 06/18/50	79,076	76,347,674
5.44%, 02/14/37	38,508	40,379,358
5.75%, 10/28/34	44,101	47,452,701
7.63%, 03/21/36	21,071	25,731,541
		302,262,059
Zambia — 0.3%
Zambia Government International Bonds
0.50%, 12/31/53(a)	26,746	18,599,686
7.50%, 06/30/33(a)(e)	25,036	24,031,815
		42,631,501
Total Foreign Government Obligations — 86.1% (Cost: $13,735,356,045)		12,944,739,050
Total Long-Term Investments — 98.4% (Cost: $15,707,125,262)		14,783,864,221
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(i)(j)	63,850,000	$63,850,000
Total Short-Term Securities — 0.4% (Cost: $63,850,000)		63,850,000
Total Investments — 98.8% (Cost: $15,770,975,262)		14,847,714,221
Other Assets Less Liabilities — 1.2%		185,029,211
Net Assets — 100.0%		$15,032,743,432

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$114,600,000	$—	$(50,750,000)(a)	$—	$—	$63,850,000	63,850,000	$3,034,618	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,839,125,171	$—	$1,839,125,171
Foreign Government Obligations	—	12,944,739,050	—	12,944,739,050
Short-Term Securities
Money Market Funds	63,850,000	—	—	63,850,000
	$63,850,000	$14,783,864,221	$—	$14,847,714,221
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$42,660,325	$14,783,864,221
Investments, at value—affiliated(c)	443,895	63,850,000
Cash	9,555	68,675
Foreign currency, at value(d)	610	204,056
Receivables:
Investments sold	262,545	26,188,113
Securities lending income—affiliated	102	—
Capital shares sold	—	12,349,944
Dividends—affiliated	737	257,612
Interest—unaffiliated	523,340	196,927,123
Total assets	43,901,109	15,083,709,744
LIABILITIES
Collateral on securities loaned, at value	103,895	—
Payables:
Investments purchased	217,271	44,146,793
Capital shares redeemed	—	1,773,495
Investment advisory fees	5,507	5,046,024
Total liabilities	326,673	50,966,312
Commitments and contingent liabilities
NET ASSETS	$43,574,436	$15,032,743,432
NET ASSETS CONSIST OF
Paid-in capital	$40,408,369	$18,279,326,380
Accumulated earnings (loss)	3,166,067	(3,246,582,948)
NET ASSETS	$43,574,436	$15,032,743,432
NET ASSET VALUE
Shares outstanding	800,000	155,700,000
Net asset value	$54.47	$96.55
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$40,022,350	$15,707,125,262
(b) Securities loaned, at value	$100,409	$—
(c) Investments, at cost—affiliated	$443,895	$63,850,000
(d) Foreign currency, at cost	$572	$191,854
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Operations
Year Ended October 31, 2025

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$21,192	$3,034,618
Interest—unaffiliated	3,027,982	811,504,763
Securities lending income—affiliated—net	4,175	—
Total investment income	3,053,349	814,539,381
EXPENSES
Investment advisory	82,074	54,449,472
Total expenses	82,074	54,449,472
Net investment income	2,971,275	760,089,909
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	327,440	(236,387,117)
Foreign currency transactions	—	138
In-kind redemptions—unaffiliated(a)	194,980	(211,690,166)
	522,420	(448,077,145)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,058,698	1,213,977,542
Foreign currency translations	36	9,649
	1,058,734	1,213,987,191
Net realized and unrealized gain	1,581,154	765,910,046
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,552,429	$1,525,999,955
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,971,275	$2,684,946	$760,089,909	$768,966,328
Net realized gain (loss)	522,420	211,247	(448,077,145)	(383,330,841)
Net change in unrealized appreciation (depreciation)	1,058,734	3,501,511	1,213,987,191	2,035,207,800
Net increase in net assets resulting from operations	4,552,429	6,397,704	1,525,999,955	2,420,843,287
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,002,456)	(2,613,628)	(781,255,796)	(738,785,626)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,341,996)	5,316,441	(596,579,563)	1,057,163,442
NET ASSETS
Total increase (decrease) in net assets	(3,792,023)	9,100,517	148,164,596	2,739,221,103
Beginning of year	47,366,459	38,265,942	14,884,578,836	12,145,357,733
End of year	$43,574,436	$47,366,459	$15,032,743,432	$14,884,578,836

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
20

Financial Highlights
(For a share outstanding throughout each period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Period From 02/22/23(a) to 10/31/23
Net asset value, beginning of period	$52.63	$47.83	$50.00
Net investment income(b)	3.37	3.29	2.22
Net realized and unrealized gain (loss)(c)	1.87	4.71	(2.41)
Net increase (decrease) from investment operations	5.24	8.00	(0.19)
Distributions(d)
From net investment income	(3.36)	(3.20)	(1.98)
From net realized gain	(0.04)	—	—
Total distributions	(3.40)	(3.20)	(1.98)
Net asset value, end of period	$54.47	$52.63	$47.83
Total Return(e)
Based on net asset value	10.42%	17.10%	(0.48)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.18%	0.19%	0.20%(h)
Total expenses after fees waived	0.18%	0.18%	0.18%(h)
Net investment income	6.42%	6.36%	6.48%(h)
Supplemental Data
Net assets, end of period (000)	$43,574	$47,366	$38,266
Portfolio turnover rate(i)	16%	11%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$91.15	$80.97	$79.20	$109.65	$109.82
Net investment income(a)	5.01	4.59	4.20	4.17	4.32
Net realized and unrealized gain (loss)(b)	5.50	10.02	1.79	(30.34)	(0.14)
Net increase (decrease) from investment operations	10.51	14.61	5.99	(26.17)	4.18
Distributions from net investment income(c)	(5.11)	(4.43)	(4.22)	(4.28)	(4.35)
Net asset value, end of year	$96.55	$91.15	$80.97	$79.20	$109.65
Total Return(d)
Based on net asset value	12.02%	18.36%	7.46%(e)	(24.42)%	3.80%
Ratios to Average Net Assets(f)
Total expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	5.48%	5.17%	4.95%	4.44%	3.86%
Supplemental Data
Net assets, end of year (000)	$15,032,743	$14,884,579	$12,145,358	$13,669,169	$19,637,828
Portfolio turnover rate(g)	15%	12%	13%	8%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
J.P. Morgan Broad USD Emerging Markets Bond	Non-diversified
J.P. Morgan USD Emerging Markets Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Broad USD Emerging Markets Bond
Barclays Bank PLC	$30,854	$(30,854)	$—	$—
BofA Securities, Inc.	30,848	(30,848)	—	—
J.P. Morgan Securities LLC	38,707	(38,707)	—	—
	$100,409	$(100,409)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective September 29, 2025, for its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Prior to September 29, 2025, for its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA was entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.380000
Over $33 billion, up to and including $47 billion	0.361000
Over $47 billion	0.342950
25
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan Broad USD Emerging Markets Bond	$1,050
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
J.P. Morgan Broad USD Emerging Markets Bond	$7,034,861	$7,696,034
J.P. Morgan USD Emerging Markets Bond	2,269,662,361	2,063,330,064
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan Broad USD Emerging Markets Bond	$—	$5,081,097
J.P. Morgan USD Emerging Markets Bond	8,396,325,517	9,193,685,028
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
J.P. Morgan Broad USD Emerging Markets Bond	$239,977	$ (239,977)
J.P. Morgan USD Emerging Markets Bond	(223,924,206)	223,924,206
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
J.P. Morgan Broad USD Emerging Markets Bond
Ordinary income	$2,966,583	$2,613,628
Long-term capital gains	35,873	—
	$3,002,456	$2,613,628
J.P. Morgan USD Emerging Markets Bond
Ordinary income	$781,255,796	$738,785,626
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
J.P. Morgan Broad USD Emerging Markets Bond	$220,862	$315,144	$—	$2,630,061	$3,166,067
J.P. Morgan USD Emerging Markets Bond	59,809,770	—	(2,361,639,865)	(944,752,853)	(3,246,582,948)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Broad USD Emerging Markets Bond	$40,474,197	$2,842,388	$(212,365)	$2,630,023
J.P. Morgan USD Emerging Markets Bond	15,792,479,276	259,449,360	(1,204,214,415)	(944,765,055)
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan Broad USD Emerging Markets Bond
Shares sold	—	$—	100,000	$5,316,441
Shares redeemed	(100,000)	(5,341,996)	—	—
	(100,000)	$(5,341,996)	100,000	$5,316,441
J.P. Morgan USD Emerging Markets Bond
Shares sold	96,700,000	$8,886,526,243	82,900,000	$7,239,428,637
Shares redeemed	(104,300,000)	(9,483,105,806)	(69,600,000)	(6,182,265,195)
	(7,600,000)	$(596,579,563)	13,300,000	$1,057,163,442
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
30

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
J.P. Morgan Broad USD Emerging Markets Bond	$78,470
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
iShares ETF	Foreign Source Income Earned
J.P. Morgan Broad USD Emerging Markets Bond	$2,919,327
J.P. Morgan USD Emerging Markets Bond	801,057,449
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
J.P. Morgan Broad USD Emerging Markets Bond	$10,417
J.P. Morgan USD Emerging Markets Bond	2,184,193
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
J.P. Morgan Broad USD Emerging Markets Bond	$2,867,593
J.P. Morgan USD Emerging Markets Bond	749,394,054
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
J.P. Morgan Broad USD Emerging Markets Bond	$83,979
J.P. Morgan USD Emerging Markets Bond	3,594,485
31
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
Additional Information
32

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares J.P. Morgan USD Emerging Markets Bond ETF (the "Fund") is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
33
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment
Board Review and Approval of Investment Advisory Contract
34

Board Review and Approval of Investment Advisory Contract (continued)
performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided
35
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Board Review and Approval of Investment Advisory Contract
36

Board Review and Approval of Investment Advisory Contract (continued)
The Board also noted the revised investment advisory fee rate for the Fund adopted by the Board at a meeting held on December 9-11, 2024 to reflect calculation of the rate to the sixth decimal place on the same or lower basis than the prior fee rate.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall
37
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
38

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
39
2025 iShares Annual Financial Statements and Additional Information

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX Exchange
• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

2

Schedule of Investments
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$5,190	$4,437,123
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29(a)(b)	9,835	9,644,069
7.75%, 04/15/28(a)(b)	9,345	9,292,504
7.88%, 04/01/30(a)(b)	8,555	8,965,566
CMG Media Corp., 8.88%, 06/18/29(a)(b)	5,430	4,724,100
Lamar Media Corp.
3.75%, 02/15/28	6,180	6,011,065
4.00%, 02/15/30	5,790	5,555,031
4.88%, 01/15/29(b)	3,895	3,853,026
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	23,456	23,147,408
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	4,822	4,652,083
4.63%, 03/15/30(a)(b)	4,960	4,787,973
5.00%, 08/15/27(a)	6,748	6,718,617
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	10,407	9,917,679
		101,706,244
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	6,790	7,005,883
ATI Inc.
5.88%, 12/01/27(b)	3,390	3,393,470
7.25%, 08/15/30(b)	2,200	2,309,877
Bombardier Inc.
6.00%, 02/15/28(a)	5,699	5,709,987
7.50%, 02/01/29(a)	6,620	6,906,355
7.88%, 04/15/27(a)(b)	2,993	2,999,834
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	2,728	623,664
Moog Inc., 4.25%, 12/15/27(a)	4,513	4,463,403
Spirit AeroSystems Inc.
4.60%, 06/15/28	6,540	6,578,742
9.38%, 11/30/29(a)	6,130	6,441,710
TransDigm Inc.
4.63%, 01/15/29	10,900	10,721,977
4.88%, 05/01/29(b)	6,860	6,785,886
6.38%, 03/01/29(a)(b)	24,410	25,054,134
6.75%, 08/15/28(a)	18,220	18,602,928
		107,597,850
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	4,880	4,872,060
6.00%, 06/15/30(a)(b)	8,240	8,327,816
		13,199,876
Airlines — 1.0%
Air Canada, 3.88%, 08/15/26(a)	8,897	8,819,027
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	3,899	3,945,327
American Airlines Inc.
7.25%, 02/15/28(a)(b)	6,665	6,817,706
8.50%, 05/15/29(a)(b)	8,610	8,981,709
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	2,355	2,358,734
5.75%, 04/20/29(a)(b)	27,680	27,884,395
OneSky Flight LLC, 8.88%, 12/15/29(a)	5,110	5,416,007
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	8,935	8,656,785
7.88%, 05/01/27(a)	4,131	4,192,683
Security	Par (000)	Value
Airlines (continued)
9.50%, 06/01/28(a)(b)	$5,200	$5,390,718
		82,463,091
Apparel — 0.5%
Crocs Inc., 4.25%, 03/15/29(a)(b)	3,102	2,986,021
Kontoor Brands Inc., 4.13%, 11/15/29(a)	3,787	3,595,782
Under Armour Inc.
3.25%, 06/15/26	4,618	4,573,789
7.25%, 07/15/30(a)(b)	4,040	3,986,290
VF Corp.
2.80%, 04/23/27	4,915	4,775,660
2.95%, 04/23/30(b)	7,465	6,615,856
William Carter Co. (The), 5.63%, 03/15/27(a)	4,551	4,551,956
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	5,557	5,089,522
		36,174,876
Auto Manufacturers — 1.8%
Allison Transmission Inc.
4.75%, 10/01/27(a)(b)	4,160	4,134,844
5.88%, 06/01/29(a)(b)	5,065	5,108,789
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	9,705	8,603,572
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	4,405	4,339,274
5.50%, 07/15/29(a)(b)	4,050	4,053,804
5.88%, 01/15/28(a)(b)	4,300	4,299,149
New Flyer Holdings Inc., 9.25%, 07/01/30(a)	5,955	6,339,903
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	8,900	8,621,788
2.45%, 09/15/28(a)	5,000	4,588,153
2.75%, 03/09/28(a)(b)	5,325	4,997,821
5.30%, 09/13/27(a)	3,725	3,714,551
5.63%, 09/29/28(a)	6,890	6,881,398
6.13%, 09/30/30(a)	11,320	11,216,575
7.05%, 09/15/28(a)(b)	6,110	6,326,646
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	22,890	22,429,643
4.81%, 09/17/30(a)(b)	23,075	21,656,769
7.50%, 07/17/30(a)	9,150	9,575,290
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	5,365	4,658,536
Wabash National Corp., 4.50%, 10/15/28(a)(b)	4,082	3,612,624
		145,159,129
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)(b)	4,920	5,042,258
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	5,790	5,496,927
6.50%, 04/01/27(b)	4,436	4,441,119
6.88%, 07/01/28(b)	3,786	3,794,045
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	7,515	7,689,901
6.75%, 02/15/30(a)(b)	9,875	10,233,881
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(d)	2,825	2,719,476
13.50%, 03/31/27, (13.50% Cash)(a)(d)	4,162	4,362,744
Dana Inc.
4.25%, 09/01/30(b)	3,000	2,954,718
5.38%, 11/15/27	3,849	3,845,059
5.63%, 06/15/28(b)	3,692	3,689,088
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	$6,212	$5,287,021
Forvia SE, 8.00%, 06/15/30(a)(b)	5,265	5,590,405
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	6,337	6,293,194
5.00%, 07/15/29(b)	8,232	7,827,087
6.63%, 07/15/30(b)	4,330	4,301,930
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(b)(d)	3,800	3,806,934
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(a)(d)	2,000	2,065,000
Phinia Inc., 6.75%, 04/15/29(a)	5,145	5,307,450
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	5,184	3,085,724
Tenneco Inc., 8.00%, 11/17/28(a)	18,212	18,165,414
Titan International Inc., 7.00%, 04/30/28(b)	3,695	3,702,349
ZF North America Capital Inc.
6.75%, 04/23/30(a)	7,305	6,945,929
6.88%, 04/14/28(a)(b)	5,325	5,341,348
7.13%, 04/14/30(a)(b)	5,540	5,376,414
		137,365,415
Banks — 0.2%
Armor Holdco Inc., 8.50%, 11/15/29(a)	2,965	2,970,837
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	4,608	4,618,822
12.25%, 10/01/30(a)	3,800	4,230,426
Popular Inc., 7.25%, 03/13/28	2,965	3,106,010
		14,926,095
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	7,228	7,035,636
6.25%, 04/01/29(a)	5,300	5,319,789
		12,355,425
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	4,500	3,980,976
Building Materials — 1.1%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	3,610	3,560,217
Builders FirstSource Inc., 5.00%, 03/01/30(a)	4,910	4,858,657
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	6,730	6,219,950
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	4,650	4,284,524
CP Atlas Buyer Inc.
9.75%, 07/15/30(a)	3,860	4,021,575
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(b)(d)	3,785	3,704,902
Griffon Corp., 5.75%, 03/01/28(b)	8,845	8,840,112
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	1,760	1,752,035
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	3,750	3,636,903
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	2,902	2,788,869
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	4,545	4,409,231
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	5,490	5,454,669
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)	5,410	3,980,742
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)(b)	$9,432	$9,388,862
Standard Industries Inc./New York
4.38%, 07/15/30(a)	13,200	12,726,899
4.75%, 01/15/28(a)	9,670	9,614,427
		89,242,574
Chemicals — 3.3%
ASP Unifrax Holdings Inc., 11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(b)(d)	3,680	3,401,523
Avient Corp., 7.13%, 08/01/30(a)	6,240	6,423,477
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	6,722	6,390,280
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	5,076	5,061,386
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	3,100	3,012,202
6.50%, 04/15/30(b)	6,455	6,400,689
6.67%, 07/15/27(b)	12,354	12,675,236
6.83%, 07/15/29(b)	6,875	7,016,945
6.85%, 11/15/28(b)	9,310	9,626,146
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	5,892	5,165,222
5.38%, 05/15/27(b)	4,717	4,697,530
5.75%, 11/15/28(a)(b)	6,775	6,492,991
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,026	5,012,141
Element Solutions Inc., 3.88%, 09/01/28(a)	7,405	7,174,514
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	3,480	2,936,362
Huntsman International LLC, 4.50%, 05/01/29	7,045	6,513,171
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	3,505	3,513,867
INEOS Finance PLC
6.75%, 05/15/28(a)	4,055	3,818,458
7.50%, 04/15/29(a)(b)	6,740	6,247,375
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	3,780	3,544,738
Ingevity Corp., 3.88%, 11/01/28(a)(b)	5,170	4,976,642
Innophos Holdings Inc., 11.50%, 06/15/29(a)	4,186	4,015,650
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	3,975	3,835,875
Methanex Corp.
5.13%, 10/15/27	6,511	6,521,414
5.25%, 12/15/29(b)	6,428	6,397,952
Minerals Technologies Inc., 5.00%, 07/01/28(a)	3,662	3,599,746
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	4,985	4,833,426
5.25%, 06/01/27(a)	9,375	9,395,999
8.50%, 11/15/28(a)	3,160	3,312,745
9.00%, 02/15/30(a)	5,005	5,354,055
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)	3,477	3,097,938
Olin Corp.
5.00%, 02/01/30(b)	4,805	4,661,551
5.63%, 08/01/29(b)	6,690	6,703,747
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	7,460	7,130,651
6.25%, 10/01/29(a)(b)	4,085	3,978,263
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,980	4,223,329
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	10,485	10,368,850
6.63%, 05/01/29(a)(b)	6,352	6,315,298
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)(b)	$5,700	$5,698,779
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,110	6,005,066
SNF Group SACA
3.13%, 03/15/27(a)	3,265	3,187,947
3.38%, 03/15/30(a)	3,240	2,992,574
Tronox Inc.
4.63%, 03/15/29(a)(b)	9,470	5,781,591
9.13%, 09/30/30(a)(b)	3,935	3,591,030
WR Grace Holdings LLC
4.88%, 06/15/27(a)	6,405	6,354,087
5.63%, 08/15/29(a)	10,472	9,548,422
		257,006,880
Coal — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,832	4,051,414
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	3,305	3,060,255
SunCoke Energy Inc., 4.88%, 06/30/29(a)	5,027	4,695,050
		11,806,719
Commercial Services — 5.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	9,917	9,605,881
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	4,450	4,453,143
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	12,390	12,826,547
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	8,745	8,534,152
6.88%, 06/15/30(a)	9,375	9,606,803
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	17,058	16,716,778
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	4,675	4,228,865
AMN Healthcare Inc., 4.00%, 04/15/29(a)(b)	4,000	3,791,737
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	4,597	4,425,390
5.38%, 03/01/29(a)(b)	6,247	6,025,656
5.75%, 07/15/27(a)	31	30,904
8.25%, 01/15/30(a)(b)	6,347	6,486,197
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	10,550	10,686,038
Block Inc.
2.75%, 06/01/26	7,145	7,066,581
5.63%, 08/15/30(a)	11,095	11,258,882
Brink's Co. (The)
4.63%, 10/15/27(a)	6,157	6,111,844
6.50%, 06/15/29(a)	3,819	3,932,718
Carriage Services Inc., 4.25%, 05/15/29(a)	3,992	3,757,470
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	5,735	5,553,870
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	8,594	8,270,328
4.88%, 07/01/29(a)(b)	8,745	8,150,697
CoreCivic Inc., 8.25%, 04/15/29(b)	4,180	4,400,081
Dcli Bidco LLC, 7.75%, 11/15/29(a)	4,657	4,723,550
Security	Par (000)	Value
Commercial Services (continued)
Deluxe Corp.
8.00%, 06/01/29(a)(b)	$4,745	$4,698,357
8.13%, 09/15/29(a)	4,375	4,571,791
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	9,675	9,743,295
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	5,383	5,337,556
6.00%, 06/01/29(a)(b)	4,967	4,854,895
7.75%, 02/15/28(a)(b)	3,710	3,797,217
GEO Group Inc. (The), 8.63%, 04/15/29	5,432	5,733,412
Graham Holdings Co., 5.75%, 06/01/26(a)	3,040	3,040,879
Grand Canyon University, 5.13%, 10/01/28(b)	3,100	3,071,651
Herc Holdings Inc.
5.50%, 07/15/27(a)	10,592	10,582,548
6.63%, 06/15/29(a)(b)	7,307	7,540,130
7.00%, 06/15/30(a)	14,670	15,345,835
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	3,801	3,691,550
5.00%, 12/01/29(a)(b)	9,295	6,325,526
12.63%, 07/15/29(a)(b)	11,340	11,223,546
Korn Ferry, 4.63%, 12/15/27(a)	3,592	3,560,916
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	6,956	6,876,940
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)	4,685	3,858,925
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	8,142	7,945,009
OT Midco Inc., 10.00%, 02/15/30(a)(b)	5,720	3,489,200
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	9,913	9,657,564
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	5,262	5,122,278
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	9,614	9,850,721
10.88%, 08/01/29(a)(b)	4,550	4,578,028
Service Corp. International/U.S.
3.38%, 08/15/30	7,240	6,723,831
4.63%, 12/15/27	4,972	4,954,076
5.13%, 06/01/29	7,422	7,431,931
Sotheby's, 7.38%, 10/15/27(a)(b)	6,965	6,956,137
StoneMor Inc., 8.50%, 05/15/29(a)(b)	3,105	3,076,434
TriNet Group Inc., 3.50%, 03/01/29(a)	4,917	4,612,482
United Rentals North America Inc.
3.88%, 11/15/27	7,235	7,141,112
4.00%, 07/15/30	7,415	7,119,624
4.88%, 01/15/28(b)	13,791	13,773,386
5.25%, 01/15/30(b)	6,080	6,119,408
5.50%, 05/15/27	3,450	3,450,681
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	4,367	4,255,318
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	3,065	3,031,432
VT Topco Inc., 8.50%, 08/15/30(a)(b)	4,165	4,330,359
Williams Scotsman Inc.
4.63%, 08/15/28(a)	4,585	4,521,851
6.63%, 06/15/29(a)	4,360	4,486,101
6.63%, 04/15/30(a)	4,585	4,727,955
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	5,357	4,166,734
		416,020,733
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	3,392	3,422,124
ASGN Inc., 4.63%, 05/15/28(a)	5,184	5,087,612
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	5,037	4,695,290
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	6,232	5,941,609
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	8,230	8,732,828
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
McAfee Corp., 7.38%, 02/15/30(a)(b)	$17,580	$16,099,094
NCR Atleos Corp., 9.50%, 04/01/29(a)	11,042	11,921,113
NCR Voyix Corp.
5.00%, 10/01/28(a)	6,245	6,193,841
5.13%, 04/15/29(a)	3,776	3,742,280
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	3,975	3,945,583
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	3,992	3,876,490
5.88%, 07/15/30(a)	2,475	2,537,407
8.25%, 12/15/29(a)(b)	4,020	4,272,172
Virtusa Corp., 7.13%, 12/15/28(a)(b)	3,387	3,250,320
Western Digital Corp., 4.75%, 02/15/26	3,812	3,807,234
		87,524,997
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	5,220	4,959,387
5.50%, 06/01/28(a)(b)	7,144	7,124,914
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(d)	2,793	2,888,938
Perrigo Finance Unlimited Co., 4.90%, 06/15/30	7,630	7,453,705
Prestige Brands Inc., 5.13%, 01/15/28(a)	4,210	4,194,739
		26,621,683
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	3,470	3,303,081
4.00%, 01/15/28(a)	6,437	6,340,074
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	4,780	4,628,360
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	4,625	4,802,392
RB Global Holdings Inc., 6.75%, 03/15/28(a)	5,000	5,106,498
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	4,620	4,535,989
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	5,905	6,228,165
		34,944,559
Diversified Financial Services — 5.3%
AG Issuer LLC, 6.25%, 03/01/28(a)	4,005	4,007,934
Ally Financial Inc., 5.75%, 11/20/25(b)	7,473	7,471,772
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	3,442	3,465,603
10.00%, 08/15/30(a)	4,700	5,116,248
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	3,665	3,553,386
Azorra Finance Ltd.
7.25%, 01/15/31(a)	1,735	1,815,065
7.75%, 04/15/30(a)	4,730	4,988,886
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	6,690	7,132,834
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	3,800	3,774,956
6.88%, 04/15/30(a)	3,100	3,080,795
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	3,410	2,906,530
Coinbase Global Inc., 3.38%, 10/01/28(a)	8,490	8,070,352
Credit Acceptance Corp.
6.63%, 03/15/30(a)	4,855	4,840,408
9.25%, 12/15/28(a)	4,900	5,139,233
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)(b)	8,235	8,305,541
Security	Par (000)	Value
Diversified Financial Services (continued)
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	$5,065	$5,336,973
9.25%, 04/01/29(a)(b)	5,000	5,264,984
Enova International Inc.
9.13%, 08/01/29(a)	4,692	4,917,140
11.25%, 12/15/28(a)(b)	2,965	3,147,331
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	9,987	10,488,437
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	3,195	3,243,804
6.88%, 04/15/29(a)	3,177	3,295,751
8.00%, 02/15/27(a)	6,290	6,440,188
8.00%, 06/15/28(a)	4,922	5,213,933
7.75%, 05/15/26(a)	3,070	3,078,188
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	9,802	10,073,924
goeasy Ltd.
6.88%, 05/15/30(a)	3,575	3,507,377
7.38%, 10/01/30(a)	2,500	2,497,893
7.63%, 07/01/29(a)(b)	5,580	5,630,033
9.25%, 12/01/28(a)	5,740	5,953,528
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	2,954	1,646,297
Hightower Holding LLC, 9.13%, 01/31/30(a)(b)	3,415	3,663,911
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(a)(b)	4,860	4,737,097
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	9,785	9,237,866
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	4,670	4,840,499
9.50%, 02/15/29(a)(b)	3,735	3,935,609
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	4,940	4,613,447
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	3,675	3,594,656
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	3,440	3,248,517
6.50%, 05/01/28(a)	9,250	9,080,544
Navient Corp.
4.88%, 03/15/28	4,790	4,684,352
5.00%, 03/15/27	6,589	6,547,986
5.50%, 03/15/29(b)	6,895	6,770,937
6.75%, 06/15/26	3,742	3,780,363
9.38%, 07/25/30(b)	4,385	4,815,178
OneMain Finance Corp.
3.50%, 01/15/27	6,627	6,516,844
3.88%, 09/15/28	5,075	4,895,092
4.00%, 09/15/30(b)	7,505	6,976,523
5.38%, 11/15/29(b)	7,600	7,540,826
6.13%, 05/15/30(b)	6,585	6,658,311
6.63%, 01/15/28(b)	7,972	8,146,746
6.63%, 05/15/29	8,970	9,229,138
7.13%, 03/15/26	4,061	4,094,184
7.88%, 03/15/30	6,100	6,428,048
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	2,863	2,841,989
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	5,625	5,459,069
7.88%, 12/15/29(a)	6,705	7,125,884
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	4,475	4,482,336
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	5,110	5,385,005
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Planet Financial Group LLC, 10.50%, 12/15/29(a)	$5,800	$6,009,206
PRA Group Inc.
5.00%, 10/01/29(a)(b)	3,310	3,011,922
8.38%, 02/01/28(a)	3,705	3,761,109
8.88%, 01/31/30(a)(b)	5,412	5,492,763
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	5,060	5,324,183
Rfna LP, 7.88%, 02/15/30(a)(b)	4,435	4,414,544
Rocket Companies Inc.
6.13%, 08/01/30(a)	18,540	19,117,104
6.50%, 08/01/29(a)	6,450	6,689,053
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	9,603	9,429,008
3.63%, 03/01/29(a)	6,595	6,331,858
SLM Corp.
3.13%, 11/02/26	3,369	3,310,753
6.50%, 01/31/30	4,915	5,094,236
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	3,315	3,492,957
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	6,016	6,018,661
5.50%, 04/15/29(a)(b)	7,155	7,042,903
5.75%, 06/15/27(a)	4,651	4,652,892
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	7,835	7,978,054
		419,907,487
Electric — 2.2%
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	3,735	3,609,030
Calpine Corp.
4.50%, 02/15/28(a)	11,087	11,053,763
4.63%, 02/01/29(a)	5,920	5,883,071
5.13%, 03/15/28(a)(b)	12,710	12,701,568
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	7,790	7,734,045
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	5,150	5,305,887
DPL LLC, 4.35%, 04/15/29	3,382	3,310,332
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	2,940	2,805,169
NRG Energy Inc.
3.38%, 02/15/29(a)	4,312	4,098,416
5.25%, 06/15/29(a)(b)	7,440	7,472,736
5.75%, 01/15/28(b)	5,902	5,916,008
5.75%, 07/15/29(a)(b)	6,371	6,397,333
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)(b)	6,340	6,161,381
PG&E Corp.
5.00%, 07/01/28(b)	9,844	9,765,905
5.25%, 07/01/30(b)	8,865	8,770,044
Pike Corp., 5.50%, 09/01/28(a)(b)	6,769	6,749,084
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	10,425	11,062,346
TransAlta Corp., 7.75%, 11/15/29	3,818	3,965,470
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	11,613	11,408,781
5.00%, 07/31/27(a)	11,863	11,864,803
5.63%, 02/15/27(a)	11,546	11,550,505
VoltaGrid LLC, 7.38%, 11/01/30(a)	2,655	2,689,847
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	3,715	3,660,261
4.50%, 09/15/27(a)(b)	5,785	5,659,779
Security	Par (000)	Value
Electric (continued)
7.25%, 01/15/29(a)(b)	$6,820	$7,008,883
		176,604,447
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	7,730	7,420,563
4.75%, 06/15/28(a)(b)	6,165	6,069,091
WESCO Distribution Inc.
6.38%, 03/15/29(a)	8,937	9,228,970
7.25%, 06/15/28(a)	9,790	9,921,805
		32,640,429
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)(b)	9,787	9,667,770
Imola Merger Corp., 4.75%, 05/15/29(a)	18,205	17,937,851
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	8,853	8,630,033
5.88%, 09/01/30(a)(b)	3,420	3,458,686
Sensata Technologies Inc., 4.38%, 02/15/30(a)	3,835	3,708,387
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	5,355	5,176,190
		48,578,917
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	6,092	5,830,734
5.00%, 01/31/28(a)	6,436	6,397,898
		12,228,632
Engineering & Construction — 0.5%
Arcosa Inc., 4.38%, 04/15/29(a)	3,690	3,587,925
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	13,305	12,812,537
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	4,432	4,333,107
Fluor Corp., 4.25%, 09/15/28(b)	5,852	5,805,102
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(a)(b)	3,745	3,745,905
TopBuild Corp., 3.63%, 03/15/29(a)	4,112	3,957,384
Tutor Perini Corp., 11.88%, 04/30/29(a)	3,220	3,592,528
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)(b)	3,605	3,517,386
		41,351,874
Entertainment — 3.2%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	6,473	6,716,969
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	6,850	5,823,025
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	3,715	3,857,016
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	6,740	6,598,492
Brightstar Lottery PLC
5.25%, 01/15/29(a)	7,220	7,195,578
6.25%, 01/15/27(a)	5,910	5,965,987
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	11,762	11,060,444
7.00%, 02/15/30(a)(b)	18,500	19,000,114
Churchill Downs Inc.
4.75%, 01/15/28(a)	6,875	6,811,329
5.50%, 04/01/27(a)	5,690	5,682,073
5.75%, 04/01/30(a)	11,100	11,124,107
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	7,726	7,686,451
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	5,200	5,085,018
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	5,153	4,993,552
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International Inc., 7.25%, 11/15/29(a)(b)	$4,660	$4,775,676
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	5,325	5,211,247
4.75%, 10/15/27(a)(b)	8,882	8,854,839
6.50%, 05/15/27(a)	8,745	8,815,726
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	7,632	7,408,637
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	6,735	6,997,272
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,745	3,622,637
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	2,774	2,868,622
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	4,090	4,035,952
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	3,977	3,700,507
5.63%, 01/15/27(a)(b)	3,536	3,533,343
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	9,365	8,441,736
8.45%, 07/27/30(a)(b)	3,930	3,984,381
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	4,575	4,612,721
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	7,615	6,951,587
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	6,802	6,672,504
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)(b)	4,667	4,645,635
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	4,882	4,695,497
5.38%, 04/15/27	4,845	4,824,541
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	3,533	3,507,624
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	3,375	3,350,622
Vail Resorts Inc., 5.63%, 07/15/30(a)(b)	4,760	4,800,408
Warnermedia Holdings Inc.
3.76%, 03/15/27	9,675	9,569,396
4.05%, 03/15/29	13,180	12,788,221
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(b)	6,982	6,976,266
		253,245,752
Environmental Control — 0.6%
Enviri Corp., 5.75%, 07/31/27(a)(b)	5,031	4,986,305
GFL Environmental Inc.
4.00%, 08/01/28(a)	7,205	7,046,809
4.38%, 08/15/29(a)	5,675	5,547,067
4.75%, 06/15/29(a)	6,642	6,574,182
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	6,456	6,322,275
5.88%, 06/30/29(a)	9,430	9,243,454
Reworld Holding Corp., 4.88%, 12/01/29(a)	6,785	6,368,272
		46,088,364
Security	Par (000)	Value
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	$5,756	$5,746,896
3.50%, 03/15/29(a)	13,132	12,529,277
4.63%, 01/15/27(a)	11,224	11,206,129
4.88%, 02/15/30(a)	9,520	9,391,838
5.88%, 02/15/28(a)	6,870	6,878,096
6.50%, 02/15/28(a)	6,910	7,033,990
B&G Foods Inc.
5.25%, 09/15/27(b)	4,557	4,380,561
8.00%, 09/15/28(a)(b)	7,785	7,323,016
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	4,027	3,673,610
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(d)	4,878	5,166,406
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	3,945	3,920,812
7.63%, 07/01/29(a)	4,530	4,718,322
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	9,445	9,871,965
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	8,965	8,652,726
4.88%, 05/15/28(a)	4,685	4,689,428
Performance Food Group Inc.
4.25%, 08/01/29(a)	9,495	9,254,457
5.50%, 10/15/27(a)	9,787	9,790,147
Post Holdings Inc.
4.63%, 04/15/30(a)	13,225	12,820,782
5.50%, 12/15/29(a)	11,605	11,613,455
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	8,055	7,719,551
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	4,861	4,733,559
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	4,450	4,369,257
4.75%, 02/15/29(a)	8,975	8,885,244
6.88%, 09/15/28(a)	4,875	5,029,004
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	4,605	4,603,798
		184,002,326
Food Service — 0.3%
Aramark Services Inc., 5.00%, 02/01/28(a)	11,262	11,227,252
TKC Holdings Inc.
6.88%, 05/15/28(a)	3,442	3,466,080
10.50%, 05/15/29(a)	4,980	5,114,861
		19,808,193
Forest Products & Paper — 0.2%
Domtar Corp., 6.75%, 10/01/28(a)	5,729	4,731,661
Magnera Corp., 4.75%, 11/15/29(a)(b)	4,687	3,890,210
Mercer International Inc.
5.13%, 02/01/29(b)	7,296	4,696,700
12.88%, 10/01/28(a)(b)	3,575	2,961,428
		16,279,999
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	4,847	4,863,835
9.38%, 06/01/28(a)(b)	4,807	4,979,396
9.50%, 06/01/30(a)	5,245	5,509,047
		15,352,278
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.9%
180 Medical Inc., 3.88%, 10/15/29(a)(b)	$3,775	$3,646,981
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	7,675	7,287,960
4.63%, 07/15/28(a)	14,625	14,385,565
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	11,760	12,285,009
Embecta Corp., 5.00%, 02/15/30(a)(b)	5,135	4,869,919
Hologic Inc.
3.25%, 02/15/29(a)(b)	8,061	7,962,466
4.63%, 02/01/28(a)	3,502	3,497,180
Medline Borrower LP
3.88%, 04/01/29(a)	40,620	39,485,662
5.25%, 10/01/29(a)(b)	22,700	22,613,016
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	13,510	13,896,585
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	3,885	4,093,870
Teleflex Inc.
4.25%, 06/01/28(a)	4,842	4,729,433
4.63%, 11/15/27(b)	4,796	4,769,318
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	2,742	2,794,003
		146,316,967
Health Care - Services — 4.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	4,935	4,826,140
5.50%, 07/01/28(a)	4,455	4,425,841
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	5,355	5,138,142
4.25%, 05/01/28(a)(b)	4,760	4,688,100
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	13,970	13,086,884
6.00%, 01/15/29(a)	5,970	5,914,895
6.13%, 04/01/30(a)	11,315	9,514,972
6.88%, 04/15/29(a)(b)	11,630	10,523,447
DaVita Inc., 4.63%, 06/01/30(a)	25,280	24,376,614
Encompass Health Corp.
4.50%, 02/01/28(b)	8,032	7,976,007
4.75%, 02/01/30(b)	7,205	7,117,956
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	5,055	4,853,299
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	6,265	6,105,381
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(b)	1,070	1,127,952
IQVIA Inc.
5.00%, 10/15/26(a)	7,631	7,624,138
5.00%, 05/15/27(a)(b)	9,980	9,970,107
6.50%, 05/15/30(a)(b)	4,810	4,984,705
Kedrion SpA, 6.50%, 09/01/29(a)	7,535	7,377,463
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	4,852	4,699,162
9.88%, 08/15/30(a)	6,950	7,507,535
11.00%, 10/15/30(a)	5,150	5,676,925
Molina Healthcare Inc., 4.38%, 06/15/28(a)	7,559	7,365,320
MPH Acquisition Holdings LLC, 11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	1,749	1,887,315
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	4,400	4,354,416
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	14,410	15,166,730
Radiology Partners Inc., 9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	6,207	6,082,582
RCN Corp., 11.63%, 04/15/23(c)	2,653	—
Security	Par (000)	Value
Health Care - Services (continued)
Star Parent Inc., 9.00%, 10/01/30(a)(b)	$7,824	$8,350,921
Team Health Holdings Inc.
8.38%, 06/30/28(a)	2,315	2,338,706
13.50%, 06/30/28, (9.00 % cashAnd 4.50 % in PIK)(a)(b)(d)	10,170	10,973,854
Tenet Healthcare Corp.
4.25%, 06/01/29	12,835	12,532,530
4.38%, 01/15/30	13,405	13,082,074
4.63%, 06/15/28	5,370	5,344,712
5.13%, 11/01/27	13,416	13,398,903
6.13%, 10/01/28	20,066	20,086,120
6.13%, 06/15/30	18,300	18,634,541
6.25%, 02/01/27	10,529	10,546,673
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	8,918	9,075,793
US Renal Care Inc., 10.63%, 07/15/27(a)(b)	2,984	2,238,000
		318,974,855
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	9,404	8,521,622
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	6,648	5,719,877
5.25%, 05/15/27(b)	13,310	13,071,604
6.25%, 05/15/26	2,078	2,075,383
9.00%, 06/15/30(b)	6,580	6,330,772
9.75%, 01/15/29(b)	6,105	6,126,499
10.00%, 11/15/29(a)	9,255	9,279,748
		51,125,505
Home Builders — 1.1%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	3,922	4,075,121
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	3,172	3,007,209
4.63%, 04/01/30(a)	3,295	3,096,669
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	3,526	3,521,741
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	4,580	4,243,138
5.00%, 06/15/29(a)(b)	3,550	3,403,203
6.25%, 09/15/27(a)	5,668	5,663,919
Century Communities Inc., 3.88%, 08/15/29(a)(b)	5,380	5,044,105
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	3,500	3,493,000
9.75%, 05/01/29(a)	4,015	4,119,500
KB Home, 7.25%, 07/15/30	3,375	3,479,802
LGI Homes Inc., 8.75%, 12/15/28(a)(b)	3,965	4,123,700
M/I Homes Inc., 4.95%, 02/01/28(b)	3,905	3,888,700
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	5,410	5,238,096
5.25%, 12/15/27(a)(b)	4,682	4,663,517
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28	4,112	4,069,591
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	4,290	4,288,032
5.75%, 01/15/28(a)	4,665	4,727,188
5.88%, 06/15/27(a)	4,660	4,703,136
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	5,192	4,941,278
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Tri Pointe Homes Inc., 5.70%, 06/15/28	$3,480	$3,511,814
		87,302,459
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)	3,838	3,308,811
12.25%, 11/15/26(a)	6,022	5,277,038
Somnigroup International Inc., 4.00%, 04/15/29(a)	8,081	7,772,812
Whirlpool Corp.
4.75%, 02/26/29(b)	6,189	6,093,731
6.13%, 06/15/30(b)	5,835	5,786,934
		28,239,326
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	5,625	4,972,500
Central Garden & Pet Co., 4.13%, 10/15/30(b)	3,720	3,533,910
		8,506,410
Housewares — 0.5%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	7,150	5,012,939
Newell Brands Inc.
6.38%, 09/15/27	4,876	4,875,639
6.38%, 05/15/30(b)	7,480	7,113,717
6.63%, 09/15/29(b)	4,560	4,454,113
8.50%, 06/01/28(a)	11,345	11,680,330
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	4,335	4,219,745
		37,356,483
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)	6,710	6,473,987
6.00%, 08/01/29(a)(b)	4,370	4,323,739
7.50%, 11/06/30(a)(b)	1,950	2,019,036
8.25%, 02/01/29(a)	9,150	9,518,567
8.50%, 06/15/29(a)	4,755	4,991,578
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	6,670	6,564,655
5.88%, 11/01/29(a)	3,892	3,866,495
6.75%, 10/15/27(a)	9,955	9,988,786
6.75%, 04/15/28(a)	11,390	11,574,026
AmWINS Group Inc.
4.88%, 06/30/29(a)	6,980	6,735,936
6.38%, 02/15/29(a)	7,464	7,603,595
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	6,800	7,005,648
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)(b)	6,340	6,312,407
Constellation Insurance Inc., 6.80%, 01/24/30(a)	1,705	1,723,966
HUB International Ltd.
5.63%, 12/01/29(a)(b)	4,910	4,895,354
7.25%, 06/15/30(a)(b)	28,620	29,864,807
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	5,340	5,609,559
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	3,870	3,943,375
Ryan Specialty LLC, 4.38%, 02/01/30(a)	3,435	3,348,863
		136,364,379
Security	Par (000)	Value
Internet — 2.3%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	$4,957	$4,577,448
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	8,222	8,032,466
6.13%, 12/01/28(a)(b)	4,375	4,270,175
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	4,346	4,258,672
5.63%, 09/15/28(a)	4,050	3,999,880
Cars.com Inc., 6.38%, 11/01/28(a)	3,682	3,659,135
Cogent Communications Group LLC/Cogent Finance Inc., 7.00%, 06/15/27(a)(b)	4,801	4,788,664
Gen Digital Inc.
6.75%, 09/30/27(a)	6,900	7,001,364
7.13%, 09/30/30(a)(b)	5,335	5,510,483
Getty Images Inc.
10.50%, 11/15/30(a)(b)	3,415	3,440,772
11.25%, 02/21/30(a)(b)	4,700	4,664,750
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	8,100	7,705,741
5.25%, 12/01/27(a)	5,690	5,682,453
GrubHub Holdings Inc., 13.00%, 07/31/30, (13.00% PIK)(a)(b)(d)	4,635	3,913,887
ION Platform Finance U.S. Inc./ION Platform Finance SARL
4.63%, 05/01/28(a)	2,905	2,723,801
5.00%, 05/01/28(a)	2,795	2,607,503
5.75%, 05/15/28(a)	3,705	3,541,253
8.75%, 05/01/29(a)	5,995	6,090,193
9.00%, 08/01/29(a)	4,180	4,229,975
9.50%, 05/30/29(a)	6,400	6,533,483
Match Group Holdings II LLC
4.13%, 08/01/30(a)	3,715	3,490,664
4.63%, 06/01/28(a)	4,684	4,616,256
5.00%, 12/15/27(a)(b)	4,845	4,828,233
5.63%, 02/15/29(a)	3,277	3,270,321
Millennium Escrow Corp., 6.63%, 08/01/26(a)(b)	5,679	5,492,303
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	5,489	3,234,020
11.75%, 10/15/28(a)	4,040	2,673,537
Rakuten Group Inc.
9.75%, 04/15/29(a)	18,345	20,557,673
11.25%, 02/15/27(a)(b)	15,655	16,903,760
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(d)	5,547	5,431,515
Wayfair LLC
7.25%, 10/31/29(a)	7,402	7,644,858
7.75%, 09/15/30(a)(b)	5,560	5,866,144
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	3,050	2,869,400
		184,110,782
Iron & Steel — 0.7%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	3,307	2,709,169
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	4,141	3,721,330
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	4,655	4,663,109
Carpenter Technology Corp., 6.38%, 07/15/28(b)	2,882	2,892,540
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	3,005	2,933,666
6.75%, 04/15/30(a)(b)	6,460	6,597,911
6.88%, 11/01/29(a)(b)	7,845	8,064,983
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	$2,600	$2,792,032
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	4,947	5,048,590
8.50%, 05/01/30(a)(b)	5,080	5,289,699
9.25%, 10/01/28(a)(b)	9,550	10,017,135
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,191,752
		57,921,916
Leisure Time — 0.7%
Acushnet Co., 7.38%, 10/15/28(a)(b)	3,010	3,124,070
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	6,730	6,854,143
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	4,855	3,809,638
NCL Corp. Ltd., 7.75%, 02/15/29(a)	5,575	5,955,784
NCL Finance Ltd., 6.13%, 03/15/28(a)	4,190	4,278,935
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	2,060	2,072,942
10.75%, 11/15/29(a)	7,358	6,985,747
11.13%, 07/15/30(a)(b)	12,135	11,470,609
Viking Cruises Ltd., 7.00%, 02/15/29(a)	3,565	3,579,432
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	3,306	3,303,694
VOC Escrow Ltd., 5.00%, 02/15/28(a)	6,540	6,521,001
		57,955,995
Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27	9,084	9,058,619
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	4,420	3,919,943
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	5,233	5,410,917
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	7,380	7,132,318
4.88%, 01/15/30(b)	8,855	8,835,036
5.75%, 05/01/28(a)(b)	3,640	3,645,312
5.88%, 04/01/29(a)	5,415	5,527,415
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)	8,135	7,805,806
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	4,735	4,736,036
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	5,105	4,908,987
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	10,535	10,392,778
5.63%, 07/17/27(a)(b)	5,236	5,227,028
5.75%, 07/21/28(a)(b)	8,000	7,987,448
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	6,141	6,114,923
5.88%, 05/15/26(a)(b)	5,710	5,709,109
MGM Resorts International
4.63%, 09/01/26(b)	2,897	2,891,993
4.75%, 10/15/28(b)	7,460	7,388,767
5.50%, 04/15/27	5,777	5,807,983
6.13%, 09/15/29(b)	7,587	7,719,085
Station Casinos LLC, 4.50%, 02/15/28(a)	6,926	6,802,558
Studio City Co. Ltd., 7.00%, 02/15/27(a)(b)	2,599	2,605,251
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	10,416	9,960,609
6.50%, 01/15/28(a)	4,448	4,439,522
Travel & Leisure Co., 4.63%, 03/01/30(a)	3,810	3,692,973
Security	Par (000)	Value
Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29(a)	$5,864	$5,686,706
6.00%, 04/01/27	3,519	3,566,897
6.63%, 07/31/26(a)	5,016	5,051,148
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	5,164	5,068,361
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	8,237	8,239,567
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	8,840	8,712,815
5.50%, 10/01/27(a)(b)	6,471	6,456,168
5.63%, 08/26/28(a)	12,470	12,455,659
		202,957,737
Machinery — 1.1%
ATS Corp., 4.13%, 12/15/28(a)(b)	3,522	3,396,529
BWX Technologies Inc.
4.13%, 06/30/28(a)	3,515	3,437,761
4.13%, 04/15/29(a)(b)	3,466	3,374,269
Chart Industries Inc., 7.50%, 01/01/30(a)	9,355	9,760,975
Esab Corp., 6.25%, 04/15/29(a)	6,692	6,854,725
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	4,480	3,306,799
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)	3,765	3,325,756
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	8,655	8,931,660
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	4,220	4,477,909
Mueller Water Products Inc., 4.00%, 06/15/29(a)	4,062	3,924,173
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	4,735	4,842,974
Terex Corp., 5.00%, 05/15/29(a)	5,450	5,356,724
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	14,954	14,931,841
Vertiv Group Corp., 4.13%, 11/15/28(a)	7,315	7,215,401
		83,137,496
Manufacturing — 0.8%
Amsted Industries Inc., 4.63%, 05/15/30(a)	3,280	3,204,379
Axon Enterprise Inc., 6.13%, 03/15/30(a)	8,860	9,125,306
Calderys Financing LLC, 11.25%, 06/01/28(a)(b)	4,085	4,309,878
Entegris Inc.
3.63%, 05/01/29(a)(b)	3,782	3,588,374
4.38%, 04/15/28(a)(b)	3,752	3,687,882
4.75%, 04/15/29(a)	14,002	13,902,348
5.95%, 06/15/30(a)(b)	8,075	8,181,784
Hillenbrand Inc., 6.25%, 02/15/29(b)	4,547	4,670,666
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	4,421	4,365,110
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	4,515	4,609,373
Trinity Industries Inc., 7.75%, 07/15/28(a)(b)	5,195	5,383,298
		65,028,398
Media — 8.1%
AMC Networks Inc.
4.25%, 02/15/29(b)	151	129,582
10.25%, 01/15/29(a)	8,219	8,632,930
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30(a)	25,285	23,684,012
4.75%, 03/01/30(a)(b)	28,510	27,059,100
5.00%, 02/01/28(a)(b)	23,872	23,596,049
5.13%, 05/01/27(a)(b)	30,241	30,058,438
5.38%, 06/01/29(a)	12,370	12,234,527
5.50%, 05/01/26(a)	5,470	5,465,660
6.38%, 09/01/29(a)(b)	14,452	14,559,400
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
5.38%, 02/01/28(a)	$9,130	$7,574,476
5.50%, 04/15/27(a)	11,540	10,687,319
6.50%, 02/01/29(a)	16,224	11,141,832
7.50%, 04/01/28(a)	9,085	6,080,136
11.25%, 05/15/28(a)	9,200	8,068,400
11.75%, 01/31/29(a)	18,950	14,956,288
Directv Financing LLC
8.88%, 02/01/30(a)	6,935	6,898,370
8.88%, 02/01/30(a)(b)	14,775	14,678,963
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	13,469	13,462,927
Discovery Communications LLC
3.63%, 05/15/30	8,830	8,179,909
3.95%, 03/20/28	11,535	11,313,490
4.13%, 05/15/29	5,800	5,615,210
DISH DBS Corp.
5.25%, 12/01/26(a)	25,238	24,829,139
5.75%, 12/01/28(a)	22,850	21,974,173
7.38%, 07/01/28	9,225	8,610,980
7.75%, 07/01/26	17,350	17,179,161
5.13%, 06/01/29	13,860	11,952,501
DISH Network Corp., 11.75%, 11/15/27(a)	26,785	28,171,116
EW Scripps Co. (The), 9.88%, 08/15/30(a)	7,050	6,675,821
Gray Television Inc., 10.50%, 07/15/29(a)(b)	11,495	12,374,158
iHeartCommunications Inc.
7.75%, 08/15/30(a)	5,915	4,964,090
9.13%, 05/01/29(a)	6,156	5,659,056
10.88%, 05/01/30(a)(b)	6,080	4,361,830
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	9,650	6,037,117
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	8,957	8,921,467
8.00%, 08/01/29(a)	5,505	5,536,602
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	9,886	9,727,935
5.63%, 07/15/27(a)	16,385	16,360,950
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(d)	6,079	3,812,569
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	5,120	4,618,016
Sinclair Television Group Inc., 5.50%, 03/01/30(a)(b)	4,785	4,071,365
Sirius XM Radio LLC
3.13%, 09/01/26(a)	7,455	7,367,398
4.00%, 07/15/28(a)	18,787	18,246,795
4.13%, 07/01/30(a)	13,330	12,535,476
5.00%, 08/01/27(a)	13,795	13,771,693
5.50%, 07/01/29(a)(b)	11,042	11,042,908
TEGNA Inc.
4.63%, 03/15/28(b)	9,652	9,535,184
5.00%, 09/15/29(b)	10,167	10,085,129
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	8,000	7,960,000
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	10,040	9,412,830
7.38%, 06/30/30(a)(b)	8,425	8,457,210
8.00%, 08/15/28(a)	13,460	13,856,124
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	8,955	7,987,895
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	7,835	7,277,928
Security	Par (000)	Value
Media (continued)
5.50%, 05/15/29(a)	$12,465	$12,232,060
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	4,965	4,857,860
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	4,750	4,179,012
Ziggo BV, 4.88%, 01/15/30(a)	9,075	8,574,675
		637,295,241
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	3,067	3,057,879
6.38%, 06/15/30(a)	4,270	4,340,697
Park-Ohio Industries Inc., 8.50%, 08/01/30(a)	3,420	3,489,030
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)	4,500	4,405,980
TMS International Corp./DE, 6.25%, 04/15/29(a)	3,037	2,992,548
		18,286,134
Mining — 1.0%
Alcoa Nederland Holding BV, 4.13%, 03/31/29(a)(b)	4,951	4,815,273
Alumina Pty. Ltd., 6.13%, 03/15/30(a)	4,560	4,674,532
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	5,800	6,154,897
Compass Minerals International Inc.
6.75%, 12/01/27(a)(b)	1,199	1,205,867
8.00%, 07/01/30(a)(b)	5,370	5,591,915
Constellium SE, 3.75%, 04/15/29(a)(b)	5,395	5,146,801
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)	5,588	5,558,438
5.88%, 04/15/30(a)(b)	4,724	4,876,913
Hecla Mining Co., 7.25%, 02/15/28(b)	1,913	1,925,902
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	2,655	2,728,668
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(b)	4,600	4,598,436
Novelis Corp.
4.75%, 01/30/30(a)	14,165	13,680,512
6.88%, 01/30/30(a)(b)	7,605	7,882,282
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	3,085	3,222,502
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	4,105	4,339,375
		76,402,313
Office & Business Equipment — 0.1%
Pitney Bowes Inc.
6.88%, 03/15/27(a)	2,861	2,875,949
7.25%, 03/15/29(a)	3,665	3,698,571
Xerox Corp., 10.25%, 10/15/30(a)(b)	2,500	2,556,227
		9,130,747
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29(b)	3,715	3,635,990
Oil & Gas — 5.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	9,867	10,242,370
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	3,865	3,847,385
Baytex Energy Corp., 8.50%, 04/30/30(a)(b)	7,045	7,220,712
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	4,590	4,602,623
California Resources Corp., 8.25%, 06/15/29(a)	8,932	9,293,200
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)(b)	1,078	1,084,192
Caturus Energy LLC, 8.50%, 02/15/30(a)(b)	5,025	5,128,717
Chord Energy Corp., 6.00%, 10/01/30(a)	6,660	6,656,083
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CITGO Petroleum Corp.
6.38%, 06/15/26(a)(b)	$4,732	$4,731,995
8.38%, 01/15/29(a)	7,635	7,948,761
Civitas Resources Inc.
5.00%, 10/15/26(a)	2,810	2,796,800
8.38%, 07/01/28(a)	11,552	11,914,266
8.63%, 11/01/30(a)	2,000	2,064,808
CNX Resources Corp., 6.00%, 01/15/29(a)(b)	4,545	4,565,619
Comstock Resources Inc.
5.88%, 01/15/30(a)	9,310	8,846,965
6.75%, 03/01/29(a)	15,210	15,071,292
CVR Energy Inc.
5.75%, 02/15/28(a)	3,565	3,521,128
8.50%, 01/15/29(a)(b)	5,453	5,582,010
Energean PLC, 6.50%, 04/30/27(a)(b)	3,200	3,196,123
Energian Israel Finance Ltd., 5.38%, 03/30/28(a)	6,276	6,165,035
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,530	3,604,446
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	6,360	6,500,495
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	5,150	5,038,971
6.00%, 04/15/30(a)	4,585	4,472,424
6.25%, 11/01/28(a)(b)	4,547	4,556,085
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	6,713	7,045,312
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	4,672	4,562,904
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	6,162	6,189,335
6.75%, 06/30/30(a)	4,990	5,047,971
Matador Resources Co., 6.88%, 04/15/28(a)(b)	4,690	4,780,978
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	5,180	5,184,304
Nabors Industries Inc.
7.38%, 05/15/27(a)	4,230	4,286,724
9.13%, 01/31/30(a)(b)	6,037	6,340,076
Nabors Industries Ltd., 7.50%, 01/15/28(a)	3,655	3,664,732
Noble Finance II LLC, 8.00%, 04/15/30(a)	13,470	13,966,481
Parkland Corp.
4.50%, 10/01/29(a)	6,455	6,211,361
4.63%, 05/01/30(a)	6,640	6,421,296
5.88%, 07/15/27(a)	4,872	4,871,246
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	8,090	8,011,931
7.88%, 09/15/30(a)(b)	4,535	4,542,637
9.88%, 03/15/30(a)	7,250	7,697,574
Permian Resources Operating LLC
5.88%, 07/01/29(a)	6,050	6,053,829
8.00%, 04/15/27(a)	3,951	4,008,437
Precision Drilling Corp., 6.88%, 01/15/29(a)	3,560	3,576,382
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	4,375	4,524,908
Range Resources Corp.
4.75%, 02/15/30(a)	5,020	4,907,657
8.25%, 01/15/29	4,300	4,383,795
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	5,087	5,138,230
SM Energy Co.
6.50%, 07/15/28(b)	3,210	3,228,429
6.63%, 01/15/27(b)	3,617	3,620,483
6.75%, 09/15/26(b)	3,296	3,296,837
6.75%, 08/01/29(a)	6,852	6,833,119
Security	Par (000)	Value
Oil & Gas (continued)
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	$3,995	$3,999,728
Sunoco LP, 7.00%, 05/01/29(a)	7,565	7,853,885
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	6,862	6,738,175
4.50%, 04/30/30	7,350	7,123,887
5.88%, 03/15/28(b)	3,110	3,115,446
6.00%, 04/15/27	5,080	5,085,570
7.00%, 09/15/28(a)	4,735	4,883,761
Talos Production Inc., 9.00%, 02/01/29(a)(b)	5,739	5,899,479
Teine Energy Ltd., 6.88%, 04/15/29(a)(b)	3,162	3,147,014
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	6,562	6,358,811
Transocean International Ltd.
8.25%, 05/15/29(a)(b)	8,115	8,155,203
8.75%, 02/15/30(a)(b)	6,964	7,306,745
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	2,942	3,027,396
Valaris Ltd., 8.38%, 04/30/30(a)(b)	10,675	11,105,515
Vermilion Energy Inc., 6.88%, 05/01/30(a)(b)	3,920	3,732,614
Vnom Sub, Inc., 5.38%, 11/01/27(a)	3,713	3,710,375
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	3,227	3,035,387
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	5,632	5,628,696
		396,957,160
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	6,345	6,362,527
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	3,188	3,186,678
CHC Group LLC, 11.75%, 09/01/30(a)(b)	4,715	4,488,152
Enerflex Ltd., 9.00%, 10/15/27(a)	4,230	4,333,899
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	7,565	7,858,300
SESI LLC, 7.88%, 09/30/30(a)	5,560	5,462,207
TGS ASA, 8.50%, 01/15/30(a)	4,458	4,608,181
Tidewater Inc., 9.13%, 07/15/30(a)	6,475	6,908,301
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)(b)	9,820	10,145,321
Viridien, 10.00%, 10/15/30(a)	2,500	2,608,213
WBI Operating LLC, 6.25%, 10/15/30(a)	8,000	8,000,000
		63,961,779
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	6,065	5,782,301
4.00%, 09/01/29(a)	9,620	8,970,281
6.00%, 06/15/27(a)	4,445	4,455,609
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	9,929	8,999,601
5.25%, 08/15/27(a)	4,464	1,174,032
Ball Corp.
2.88%, 08/15/30(b)	10,595	9,694,748
6.00%, 06/15/29(b)	9,645	9,879,897
6.88%, 03/15/28	5,755	5,855,394
Cascades Inc./Cascades USA Inc.
5.38%, 01/15/28(a)(b)	4,800	4,784,458
6.75%, 07/15/30(a)(b)	3,750	3,834,382
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	4,675	4,698,417
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
6.88%, 01/15/30(a)	$4,390	$4,436,962
8.75%, 04/15/30(a)	9,700	9,720,097
Crown Americas LLC, 5.25%, 04/01/30(b)	4,965	5,038,714
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	3,220	3,197,716
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	4,770	4,742,976
Graphic Packaging International LLC
3.50%, 03/15/28(a)	4,907	4,730,279
3.50%, 03/01/29(a)	3,130	2,965,751
3.75%, 02/01/30(a)(b)	3,625	3,397,640
Iris Holdings Inc., 10.00%, 12/15/28(a)	3,595	3,102,527
LABL Inc.
5.88%, 11/01/28(a)	4,189	3,023,411
8.25%, 11/01/29(a)(b)	3,922	1,913,936
10.50%, 07/15/27(a)(b)	5,826	3,796,156
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	22,160	22,238,978
9.25%, 04/15/27(a)(b)	12,238	12,090,929
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,535	3,335,824
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	5,624	5,626,206
Sealed Air Corp.
4.00%, 12/01/27(a)	3,899	3,839,587
5.00%, 04/15/29(a)(b)	4,007	3,975,982
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(b)	6,783	6,868,159
Silgan Holdings Inc., 4.13%, 02/01/28(b)	5,965	5,839,132
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	8,685	8,150,937
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	5,590	5,966,707
TriMas Corp., 4.13%, 04/15/29(a)	4,033	3,895,974
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)(b)	5,260	5,444,358
		205,468,058
Pharmaceuticals — 2.4%
AdaptHealth LLC
4.63%, 08/01/29(a)	4,822	4,571,577
5.13%, 03/01/30(a)	5,935	5,670,675
6.13%, 08/01/28(a)(b)	3,260	3,259,527
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	4,993	4,964,706
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	14,375	13,173,911
5.00%, 01/30/28(a)	3,400	2,975,638
5.00%, 02/15/29(a)	4,250	3,278,167
5.25%, 01/30/30(a)	7,025	5,074,977
6.25%, 02/15/29(a)	6,275	5,147,756
11.00%, 09/30/28(a)	16,020	16,775,944
14.00%, 10/15/30(a)	3,000	3,038,450
BellRing Brands Inc., 7.00%, 03/15/30(a)(b)	6,170	6,362,281
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	7,580	7,894,393
Grifols SA, 4.75%, 10/15/28(a)(b)	6,930	6,694,023
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	6,013	5,299,420
12.25%, 04/15/29(a)	6,140	6,666,415
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	14,477	14,162,904
Option Care Health Inc., 4.38%, 10/31/29(a)	5,000	4,828,495
Security	Par (000)	Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	$19,362	$18,374,557
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	4,332	3,279,324
6.63%, 04/01/30(a)(b)	5,030	4,030,413
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	11,422	11,245,616
4.75%, 05/09/27(b)	6,759	6,756,490
5.13%, 05/09/29(b)	9,390	9,434,896
6.75%, 03/01/28(b)	11,190	11,610,430
7.88%, 09/15/29	4,130	4,523,899
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	1,565	1,616,046
		190,710,930
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	6,945	6,940,682
5.75%, 01/15/28(a)	6,620	6,614,938
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	5,165	5,357,294
Buckeye Partners LP
3.95%, 12/01/26	5,106	5,057,915
4.13%, 12/01/27	3,707	3,657,335
4.50%, 03/01/28(a)(b)	4,960	4,892,092
6.75%, 02/01/30(a)	4,515	4,710,755
6.88%, 07/01/29(a)	5,495	5,703,328
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	3,785	3,624,784
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	3,000	3,014,564
8.63%, 03/15/29(a)	9,975	10,379,261
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	5,760	6,031,199
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	5,200	5,236,727
8.25%, 01/15/29(b)	5,585	5,822,852
8.88%, 04/15/30	4,420	4,663,909
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29(b)	3,095	3,132,144
Harvest Midstream I LP, 7.50%, 09/01/28(a)	5,865	5,930,423
Hess Midstream Operations LP
4.25%, 02/15/30(a)	7,085	6,899,064
5.13%, 06/15/28(a)	4,840	4,831,307
5.50%, 10/15/30(a)	2,000	2,011,569
5.88%, 03/01/28(a)	7,575	7,720,893
6.50%, 06/01/29(a)	5,390	5,578,211
ITT Holdings LLC, 6.50%, 08/01/29(a)	11,017	10,669,137
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	9,190	9,251,589
6.63%, 12/15/28(a)	10,315	10,581,485
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	3,506	3,603,553
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)	7,802	7,979,632
NuStar Logistics LP
5.63%, 04/28/27	5,085	5,119,019
6.00%, 06/01/26	3,909	3,920,564
6.38%, 10/01/30(b)	5,225	5,444,066
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Prairie Acquiror LP, 9.00%, 08/01/29(a)	$4,260	$4,380,043
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	3,010	2,942,088
4.95%, 07/15/29(a)	4,790	4,737,996
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	7,915	8,049,690
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	7,567	7,531,793
7.38%, 02/15/29(a)(b)	8,025	8,270,226
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	4,990	5,224,685
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)	8,725	8,896,861
3.88%, 08/15/29(a)(b)	11,055	10,470,338
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	12,940	13,085,408
8.13%, 06/01/28(a)	20,450	21,071,586
9.50%, 02/01/29(a)	27,635	29,752,988
Western Midstream Operating LP, 7.25%, 04/01/30(a)	4,690	4,996,322
		303,790,315
Real Estate — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	5,200	5,243,446
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	4,725	4,330,660
5.75%, 01/15/29(a)	5,808	5,575,706
9.75%, 04/15/30(a)	4,080	4,437,559
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	4,405	4,435,973
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	3,220	3,304,122
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	2,605	2,753,226
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,725	5,480,382
5.38%, 08/01/28(a)	6,655	6,632,199
Hunt Companies Inc., 5.25%, 04/15/29(a)	5,500	5,352,720
Kennedy-Wilson Inc.
4.75%, 03/01/29	5,605	5,290,091
4.75%, 02/01/30(b)	5,835	5,378,417
Newmark Group Inc., 7.50%, 01/12/29(b)	4,095	4,383,439
		62,597,940
Real Estate Investment Trusts — 4.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	4,360	4,188,796
Arbor Realty SR Inc., 7.88%, 07/15/30(a)(b)	4,335	4,395,517
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	4,072	4,292,906
Brandywine Operating Partnership LP
3.95%, 11/15/27	4,145	4,080,323
8.30%, 03/15/28	3,225	3,445,633
8.88%, 04/12/29(b)	5,257	5,707,336
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	6,289	6,188,303
5.75%, 05/15/26(a)	5,233	5,217,013
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Diversified Healthcare Trust
4.75%, 02/15/28(b)	$4,765	$4,527,214
7.25%, 10/15/30(a)	330	333,047
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)	2,920	2,930,172
Global Net Lease Inc., 4.50%, 09/30/28(a)(b)	4,570	4,482,107
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	4,720	4,575,304
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	3,615	3,083,750
3.95%, 11/01/27	3,540	3,390,489
4.65%, 04/01/29(b)	4,817	4,431,304
5.95%, 02/15/28(b)	3,100	3,029,127
Iron Mountain Inc.
4.88%, 09/15/27(a)(b)	9,685	9,644,911
4.88%, 09/15/29(a)	8,746	8,635,239
5.00%, 07/15/28(a)	5,295	5,267,916
5.25%, 03/15/28(a)	7,702	7,694,873
5.25%, 07/15/30(a)	10,775	10,727,338
7.00%, 02/15/29(a)	9,242	9,515,914
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	5,285	5,231,327
4.75%, 06/15/29(a)(b)	5,680	5,570,537
5.50%, 08/01/30(b)	4,555	4,641,448
Millrose Properties Inc., 6.38%, 08/01/30(a)	10,955	11,105,658
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	8,380	6,841,885
5.00%, 10/15/27(b)	13,161	12,665,241
Office Properties Income Trust, 3.25%, 03/15/27(a)	52	40,321
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	6,808	6,606,952
5.88%, 10/01/28(a)	6,725	6,717,706
7.00%, 02/01/30(a)	5,725	5,838,995
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	3,715	3,756,801
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	5,850	5,751,082
4.75%, 10/15/27	6,250	6,232,139
7.25%, 07/15/28(a)	3,673	3,788,539
Rithm Capital Corp.
8.00%, 04/01/29(a)	7,263	7,395,033
8.00%, 07/15/30(a)	4,700	4,759,480
RLJ Lodging Trust
3.75%, 07/01/26(a)	3,996	3,965,848
4.00%, 09/15/29(a)(b)	4,887	4,598,971
SBA Communications Corp.
3.13%, 02/01/29(b)	13,870	13,116,863
3.88%, 02/15/27	13,166	13,003,996
Service Properties Trust
0.00%, 09/30/27(a)(b)(e)	455	401,436
3.95%, 01/15/28(b)	3,815	3,547,429
4.38%, 02/15/30(b)	3,770	3,171,468
4.95%, 02/15/27	3,666	3,654,498
4.95%, 10/01/29(b)	3,865	3,337,838
5.50%, 12/15/27	3,806	3,704,866
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
8.38%, 06/15/29	$6,255	$6,229,316
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	3,360	3,329,916
4.38%, 01/15/27(a)(b)	4,346	4,302,605
5.25%, 10/15/28(a)	3,500	3,510,704
6.00%, 04/15/30(a)	3,215	3,283,286
6.50%, 07/01/30(a)	4,840	5,037,234
6.50%, 10/15/30(a)(b)	3,650	3,801,764
7.25%, 04/01/29(a)	6,155	6,480,468
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	6,490	5,813,736
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	5,445	5,314,868
6.50%, 02/15/29(a)	10,426	9,757,968
Vornado Realty LP, 2.15%, 06/01/26	3,160	3,114,588
XHR LP
4.88%, 06/01/29(a)(b)	4,392	4,291,075
6.63%, 05/15/30(a)(b)	4,295	4,386,274
		337,884,691
Retail — 4.7%
Academy Ltd., 6.00%, 11/15/27(a)	3,510	3,516,758
Advance Auto Parts Inc.
1.75%, 10/01/27	3,425	3,205,940
3.90%, 04/15/30	3,665	3,357,833
7.00%, 08/01/30(a)	9,135	9,213,667
Arko Corp., 5.13%, 11/15/29(a)(b)	4,380	3,667,850
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	3,906	3,866,699
4.63%, 11/15/29(a)(b)	6,877	6,681,425
4.75%, 03/01/30(b)	3,605	3,520,422
Bath & Body Works Inc.
5.25%, 02/01/28(b)	4,567	4,600,738
6.63%, 10/01/30(a)(b)	5,000	5,129,100
7.50%, 06/15/29(b)	3,547	3,642,248
Brinker International Inc., 8.25%, 07/15/30(a)	2,350	2,491,898
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	6,715	6,463,543
3.88%, 01/15/28(a)(b)	14,242	13,979,368
4.00%, 10/15/30(a)(b)	11,150	10,545,650
4.38%, 01/15/28(a)	6,400	6,320,100
5.63%, 09/15/29(a)(b)	4,099	4,170,278
6.13%, 06/15/29(a)	11,100	11,383,278
Carvana Co., 9.00%, 06/01/30, (9.00% Cash)(a)(b)(d)	12,250	12,808,285
Dick's Sporting Goods Inc., 4.00%, 10/01/29(a)(b)	3,147	3,078,917
EG Global Finance PLC, 12.00%, 11/30/28(a)	8,975	9,825,283
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(a)	8,145	7,735,578
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	9,075	8,658,789
6.75%, 01/15/30(a)(b)	12,030	11,168,917
FirstCash Inc.
4.63%, 09/01/28(a)	5,265	5,192,790
5.63%, 01/01/30(a)	4,745	4,752,033
Gap Inc. (The), 3.63%, 10/01/29(a)	7,652	7,199,810
Security	Par (000)	Value
Retail (continued)
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	$5,225	$4,978,049
11.50%, 08/15/29(a)(b)	5,010	5,149,489
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	7,022	6,812,901
6.38%, 01/15/30(a)(b)	4,545	4,648,768
Guitar Center Inc., 8.50%, 01/15/29, (8.50% PIK)(a)(b)(d)	5,048	4,155,589
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	3,845	3,768,844
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	5,482	5,469,983
Kohl's Corp., 10.00%, 06/01/30(a)	3,815	4,146,746
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	7,970	7,266,729
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	9,475	9,229,054
Lithia Motors Inc.
3.88%, 06/01/29(a)	7,325	7,004,623
4.63%, 12/15/27(a)(b)	3,540	3,514,423
5.50%, 10/01/30(a)(b)	4,000	4,006,462
Macy's Retail Holdings LLC, 5.88%, 03/15/30(a)(b)	1,174	1,173,126
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)	7,500	7,002,166
7.88%, 05/01/29(a)(b)	6,750	5,955,322
Murphy Oil USA Inc., 4.75%, 09/15/29(b)	5,142	5,081,038
Nordstrom Inc.
4.00%, 03/15/27	3,218	3,166,917
4.38%, 04/01/30(b)	5,180	4,904,172
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	4,045	3,942,786
Park River Holdings Inc., 8.75%, 12/31/30(a)	2,808	2,800,981
Patrick Industries Inc., 4.75%, 05/01/29(a)(b)	3,944	3,879,472
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	5,217	4,997,651
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	3,400	3,557,032
SGUS LLC, 11.00%, 12/15/29(a)(b)	7,406	6,411,525
Sonic Automotive Inc., 4.63%, 11/15/29(a)(b)	6,157	5,977,071
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	4,265	4,288,982
Staples Inc.
10.75%, 09/01/29(a)	22,080	21,540,740
12.75%, 01/15/30(a)	7,120	5,501,309
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	3,186	3,183,329
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	6,280	6,089,262
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	6,192	5,934,763
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	4,200	4,455,990
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	2,440	2,432,760
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	5,921	5,928,917
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	2,060	2,083,816
Yum! Brands Inc., 4.75%, 01/15/30(a)	7,660	7,637,365
		374,255,349
Semiconductors — 0.3%
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	4,869	5,243,039
Kioxia Holdings Corp., 6.25%, 07/24/30	9,315	9,623,748
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	7,172	6,983,166
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Synaptics Inc., 4.00%, 06/15/29(a)(b)	$4,027	$3,866,989
		25,716,942
Software — 3.3%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	21,300	20,830,586
Camelot Finance SA, 4.50%, 11/01/26(a)(b)	770	765,122
Capstone Borrower Inc., 8.00%, 06/15/30(a)	6,480	6,614,668
CDK Global II LLC, 4.88%, 06/01/27	15	14,248
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	7,132	5,893,920
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	6,902	5,778,920
Cloud Software Group Inc.
6.50%, 03/31/29(a)	36,878	37,133,885
9.00%, 09/30/29(a)(b)	35,110	36,271,288
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	7,055	6,802,847
CoreWeave Inc., 9.25%, 06/01/30(a)(b)	18,235	18,378,221
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	5,335	5,020,611
Elastic NV, 4.13%, 07/15/29(a)	5,982	5,765,634
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	7,047	7,138,828
Fair Isaac Corp.
4.00%, 06/15/28(a)	8,846	8,640,897
5.25%, 05/15/26(a)	3,063	3,065,942
Open Text Corp.
3.88%, 02/15/28(a)	8,410	8,174,601
3.88%, 12/01/29(a)	7,630	7,221,098
Open Text Holdings Inc., 4.13%, 02/15/30(a)(b)	8,520	8,115,733
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	4,780	4,313,950
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	5,885	5,308,923
PTC Inc., 4.00%, 02/15/28(a)(b)	4,825	4,742,452
RingCentral Inc., 8.50%, 08/15/30(a)(b)	3,000	3,194,576
ROBLOX Corp., 3.88%, 05/01/30(a)	9,905	9,473,942
Rocket Software Inc.
6.50%, 02/15/29(a)	5,770	5,604,725
9.00%, 11/28/28(a)	6,890	7,100,895
SS&C Technologies Inc., 5.50%, 09/30/27(a)	16,348	16,335,507
Twilio Inc., 3.63%, 03/15/29	5,095	4,891,332
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	6,730	6,341,319
		258,934,670
Telecommunications — 3.3%
Altice Financing SA
5.00%, 01/15/28(a)	11,113	8,358,801
5.75%, 08/15/29(a)	18,965	13,774,985
9.63%, 07/15/27(a)	3,315	2,837,403
Altice France SA
6.50%, 10/15/31(a)	2,907	2,771,669
6.88%, 10/15/30(a)	7,681	7,504,659
6.88%, 07/15/32(a)	4,016	3,852,901
9.50%, 11/01/29(a)	10,804	11,012,069
Ciena Corp., 4.00%, 01/31/30(a)(b)	3,877	3,721,652
CommScope LLC
4.75%, 09/01/29(a)(b)	9,028	8,994,494
7.13%, 07/01/28(a)	5,480	5,499,310
8.25%, 03/01/27(a)	7,810	7,860,429
CommScope Technologies LLC, 5.00%, 03/15/27(a)	7,015	6,983,885
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	18,350	19,429,648
EchoStar Corp., Series ., 10.75%, 11/30/29(b)	10,785	11,881,571
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	$15,340	$15,322,799
5.88%, 10/15/27(a)	10,455	10,448,697
5.88%, 11/01/29	6,065	6,137,519
6.00%, 01/15/30(a)(b)	5,460	5,539,236
6.75%, 05/01/29(a)	8,175	8,251,535
GCI LLC, 4.75%, 10/15/28(a)	5,930	5,791,407
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	5,570	5,476,262
6.63%, 08/01/26(b)	5,125	4,838,641
Iliad Holding SAS, 7.00%, 10/15/28(a)	6,478	6,563,137
Level 3 Financing Inc.
3.63%, 01/15/29(a)(b)	3,360	3,019,202
3.75%, 07/15/29(a)	3,805	3,372,635
3.88%, 10/15/30(a)(b)	3,375	3,031,575
4.25%, 07/01/28(a)(b)	775	734,185
4.50%, 04/01/30(a)(b)	6,035	5,601,234
4.88%, 06/15/29(a)(b)	5,055	4,835,108
Lumen Technologies Inc., 4.13%, 04/15/30(a)(b)	1,640	1,628,110
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	653	650,415
Viasat Inc.
5.63%, 04/15/27(a)(b)	5,726	5,715,531
6.50%, 07/15/28(a)	4,025	3,902,211
Viavi Solutions Inc., 3.75%, 10/01/29(a)	3,865	3,636,723
WULF Compute LLC, 7.75%, 10/15/30(a)	15,695	16,281,456
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(b)(d)	10,153	9,654,561
13.75%, 09/09/30, (13.75% PIK)(a)(d)	6,791	6,218,093
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	7,668	8,146,486
		259,280,234
Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/30(a)(b)	4,900	5,091,300
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	7,416	7,165,462
Rand Parent LLC, 8.50%, 02/15/30(a)	8,030	8,205,576
RXO Inc., 7.50%, 11/15/27(a)	2,759	2,818,879
Star Leasing Co. LLC, 7.63%, 02/15/30(a)	6,465	6,103,583
		29,384,800
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)(b)	8,812	8,820,944
Total Corporate Bonds & Notes — 96.0% (Cost: $7,486,687,905)		7,571,998,765
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	136,472	780,620
Health Care Technology — 0.0%
Quincy Health LLC(c)(f)	25,958	—
Total Common Stocks — 0.0% (Cost $16,041,089)		780,620
Total Long-Term Investments — 96.0% (Cost: $7,502,728,994)		7,572,779,385
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	1,164,141,377	$1,164,723,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	197,380,000	197,380,000
Total Short-Term Securities — 17.3% (Cost: $1,361,578,849)		1,362,103,448
Total Investments — 113.3% (Cost: $8,864,307,843)		8,934,882,833
Liabilities in Excess of Other Assets — (13.3)%		(1,050,866,912)
Net Assets — 100.0%		$7,884,015,921

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Zero-coupon bond.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$997,764,167	$167,147,651 (a)	$—	$(38,852)	$(149,518)	$1,164,723,448	1,164,141,377	$6,023,618 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,390,000	165,990,000 (a)	—	—	—	197,380,000	197,380,000	2,520,637	—
				$(38,852)	$(149,518)	$1,362,103,448		$8,544,255	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,571,375,101	$623,664	$7,571,998,765
Common Stocks	—	—	780,620	780,620
Short-Term Securities
Money Market Funds	1,362,103,448	—	—	1,362,103,448
	$1,362,103,448	$7,571,375,101	$1,404,284	$8,934,882,833
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	USD11,121	$9,557,485
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)(b)	USD18,845	19,434,062
7.50%, 06/01/29(a)(b)	USD20,164	19,785,881
7.50%, 03/15/33(a)(b)	USD15,000	15,684,960
7.75%, 04/15/28(a)	USD18,894	18,750,952
7.88%, 04/01/30(a)(b)	USD16,295	17,083,140
CMG Media Corp., 8.88%, 06/18/29(a)(b)	USD10,287	8,996,899
Dotdash Meredith Inc., 7.63%, 06/15/32(a)(b)	USD8,020	7,210,301
Lamar Media Corp.
3.63%, 01/15/31(b)	USD11,229	10,506,418
3.75%, 02/15/28	USD12,284	11,945,573
4.00%, 02/15/30	USD10,194	9,781,945
4.88%, 01/15/29	USD7,757	7,688,712
5.38%, 11/01/33(a)	USD7,105	7,034,016
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	USD48,047	47,446,413
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	USD9,182	8,867,098
4.63%, 03/15/30(a)(b)	USD9,135	8,824,395
5.00%, 08/15/27(a)(b)	USD11,801	11,753,509
7.38%, 02/15/31(a)(b)	USD8,556	9,038,257
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	USD20,448	19,482,590
		268,872,606
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	USD13,940	14,393,120
ATI Inc.
4.88%, 10/01/29(b)	USD6,937	6,900,975
5.13%, 10/01/31(b)	USD7,699	7,633,301
5.88%, 12/01/27(b)	USD5,968	5,974,672
7.25%, 08/15/30(b)	USD8,630	9,062,121
Bombardier Inc.
6.00%, 02/15/28(a)(b)	USD12,424	12,453,594
6.75%, 06/15/33(a)	USD13,905	14,596,746
7.00%, 06/01/32(a)(b)	USD14,352	15,068,036
7.25%, 07/01/31(a)(b)	USD13,964	14,821,669
7.45%, 05/01/34(a)(b)	USD9,500	10,553,522
7.50%, 02/01/29(a)(b)	USD14,065	14,652,784
7.88%, 04/15/27(a)(b)	USD1,834	1,840,135
8.75%, 11/15/30(a)(b)	USD13,847	14,934,017
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)(b)	USD15,950	15,925,038
Goat Holdco LLC, 6.75%, 02/01/32(a)(b)	USD14,676	14,986,586
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	USD1,313	300,058
Moog Inc., 4.25%, 12/15/27(a)	USD10,469	10,352,421
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD13,759	13,859,977
9.38%, 11/30/29(a)	USD12,800	13,442,228
9.75%, 11/15/30(a)	USD22,863	25,118,869
TransDigm Inc.
4.63%, 01/15/29	USD20,442	20,106,712
4.88%, 05/01/29(b)	USD12,537	12,421,572
6.00%, 01/15/33(a)	USD26,020	26,433,276
6.25%, 01/31/34(a)(b)	USD6,100	6,304,344
6.38%, 03/01/29(a)	USD49,435	50,778,890
6.38%, 05/31/33(a)(b)	USD46,520	47,419,325
Security	Par (000)	Value
Aerospace & Defense (continued)
6.63%, 03/01/32(a)	USD38,492	$39,803,769
6.75%, 08/15/28(a)	USD40,445	41,242,859
6.75%, 01/31/34(a)	USD30,200	31,295,747
6.88%, 12/15/30(a)(b)	USD26,020	27,014,302
7.13%, 12/01/31(a)(b)	USD17,005	17,740,738
		557,431,403
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	USD9,041	9,021,043
6.00%, 06/15/30(a)(b)	USD19,065	19,268,938
Turning Point Brands Inc., 7.63%, 03/15/32(a)	USD6,336	6,708,614
		34,998,595
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	USD7,665	7,751,162
American Airlines Inc.
7.25%, 02/15/28(a)(b)	USD15,537	15,897,419
8.50%, 05/15/29(a)(b)	USD18,160	18,946,001
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	USD14	14,395
5.75%, 04/20/29(a)(b)	USD54,673	55,161,655
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	USD36,892	36,260,946
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD11,035	11,710,000
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	USD18,512	17,878,919
7.88%, 05/01/27(a)	USD8,599	8,725,985
9.50%, 06/01/28(a)(b)	USD9,138	9,503,604
		181,850,086
Apparel — 0.7%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash)(a)(b)(d)	USD35,035	37,615,888
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	USD9,837	10,477,113
Crocs Inc.
4.13%, 08/15/31(a)(b)	USD6,334	5,815,560
4.25%, 03/15/29(a)(b)	USD7,246	6,976,114
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	USD12,103	12,760,750
Kontoor Brands Inc., 4.13%, 11/15/29(a)	USD8,279	7,865,984
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	USD9,782	9,064,639
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	USD11,040	10,546,818
Under Armour Inc., 7.25%, 07/15/30(a)(b)	USD7,615	7,516,550
VF Corp.
2.80%, 04/23/27(b)	USD10,342	10,067,866
2.95%, 04/23/30(b)	USD13,292	11,685,659
6.00%, 10/15/33(b)	USD4,321	4,163,275
6.45%, 11/01/37(b)	USD5,932	5,539,175
William Carter Co. (The)
5.63%, 03/15/27(a)(b)	USD10,446	10,447,410
7.38%, 02/15/31(a)	USD9,200	9,155,643
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	USD10,467	9,583,210
		169,281,654
Auto Manufacturers — 1.3%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	USD19,287	17,807,453
4.75%, 10/01/27(a)	USD8,355	8,310,333
5.88%, 06/01/29(a)(b)	USD10,163	10,248,573
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	USD19,206	$17,080,950
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	USD9,606	9,471,098
5.50%, 07/15/29(a)(b)	USD9,233	9,225,392
5.88%, 01/15/28(a)(b)	USD9,670	9,674,545
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)(b)	USD16,133	16,882,571
New Flyer Holdings Inc., 9.25%, 07/01/30(a)	USD11,650	12,404,070
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	USD6,030	5,513,075
2.75%, 03/09/28(a)	USD10,615	9,962,277
5.30%, 09/13/27(a)	USD7,595	7,561,532
5.55%, 09/13/29(a)(b)	USD5,395	5,362,914
5.63%, 09/29/28(a)(b)	USD9,870	9,862,702
6.13%, 09/30/30(a)(b)	USD14,100	13,978,231
7.05%, 09/15/28(a)	USD12,490	12,993,985
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD45,830	44,905,178
4.81%, 09/17/30(a)(b)	USD46,065	43,205,086
7.50%, 07/17/30(a)	USD15,190	15,895,270
7.75%, 07/17/32(a)	USD12,145	12,824,221
8.13%, 07/17/35(a)	USD22,470	23,898,008
PM General Purchaser LLC, 9.50%, 10/01/28(a)	USD11,806	10,210,872
Wabash National Corp., 4.50%, 10/15/28(a)(b)	USD7,678	6,766,756
		334,045,092
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD10,352	10,596,111
7.50%, 02/15/33(a)(b)	USD15,060	15,567,386
8.25%, 04/15/31(a)(b)	USD10,064	10,513,047
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	USD11,920	11,327,911
6.38%, 10/15/32(a)	USD14,695	14,738,694
6.50%, 04/01/27(b)	USD10,443	10,443,000
6.88%, 07/01/28(b)	USD6,886	6,899,623
7.75%, 10/15/33(a)	USD17,591	17,615,775
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(e)	USD7,340	7,493,971
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	USD15,801	16,184,601
6.75%, 02/15/30(a)(b)	USD19,435	20,147,876
6.75%, 09/15/32(a)(b)	USD17,360	17,762,440
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(d)	USD7,375	7,064,788
13.50%, 03/31/27, (13.50% Cash)(a)(b)(d)	USD6,677	6,987,216
Dana Inc.
4.25%, 09/01/30(b)	USD7,127	7,028,950
4.50%, 02/15/32(b)	USD6,477	6,339,226
5.38%, 11/15/27(b)	USD7,908	7,900,861
5.63%, 06/15/28(b)	USD7,682	7,674,472
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	USD11,971	10,197,954
Forvia SE
6.75%, 09/15/33(a)(b)	USD7,370	7,475,922
8.00%, 06/15/30(a)(b)	USD9,825	10,436,489
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	USD15,235	16,033,543
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	USD13,946	$13,842,423
5.00%, 07/15/29(b)	USD15,584	14,833,127
5.25%, 04/30/31(b)	USD10,003	9,229,771
5.25%, 07/15/31(b)	USD11,045	10,068,209
5.63%, 04/30/33(b)	USD7,908	7,129,133
6.63%, 07/15/30(b)	USD9,370	9,309,297
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(d)	USD7,829	7,800,295
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(a)(b)(d)	USD9,392	9,729,887
8.00%, 11/15/32, (8.00% Cash)(a)(b)(d)	USD8,235	8,586,231
Phinia Inc.
6.63%, 10/15/32(a)(b)	USD8,922	9,177,580
6.75%, 04/15/29(a)	USD11,007	11,354,964
Qnity Electronics Inc.
5.75%, 08/15/32(a)	USD15,835	16,114,219
6.25%, 08/15/33(a)(b)	USD11,655	11,969,207
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	USD11,059	6,613,171
Tenneco Inc., 8.00%, 11/17/28(a)	USD35,451	35,354,279
Titan International Inc., 7.00%, 04/30/28(b)	USD7,977	7,995,592
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	USD14,291	13,603,873
6.88%, 04/14/28(a)(b)	USD11,548	11,619,024
6.88%, 04/23/32(a)	USD13,157	12,008,925
7.13%, 04/14/30(a)(b)	USD10,860	10,571,908
7.50%, 03/24/31(a)	USD23,265	22,371,400
		505,712,371
Banks — 0.2%
Armor Holdco Inc., 8.50%, 11/15/29(a)(b)	USD7,196	7,207,888
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	USD19,393	21,455,910
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD9,595	9,616,541
12.25%, 10/01/30(a)(b)	USD8,331	9,273,786
Standard Chartered PLC, 7.01%(a)(b)(e)(f)	USD9,315	9,789,264
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	USD6,290	6,436,890
		63,780,279
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	USD14,671	14,267,389
6.25%, 04/01/29(a)	USD12,713	12,720,818
		26,988,207
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	USD8,475	7,500,929
Building Materials — 2.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)	USD7,899	4,739,400
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD13,700	14,331,250
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	USD8,200	8,090,072
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	USD23,636	22,363,072
5.00%, 03/01/30(a)	USD10,542	10,435,971
6.38%, 06/15/32(a)(b)	USD13,418	13,905,838
6.38%, 03/01/34(a)(b)	USD18,164	18,811,056
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
6.75%, 05/15/35(a)(b)	USD13,530	$14,205,851
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	USD12,991	12,009,092
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	USD5,791	4,401,816
9.50%, 08/15/29(a)	USD9,118	8,413,387
CP Atlas Buyer Inc.
9.75%, 07/15/30(a)	USD5,900	6,154,718
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(d)	USD9,079	8,892,354
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD50,469	51,883,697
6.75%, 07/15/31(a)	USD10,783	11,197,768
Griffon Corp., 5.75%, 03/01/28(b)	USD18,975	18,973,239
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	USD385	382,729
Jeld-Wen Inc.
4.88%, 12/15/27(a)(b)	USD7,981	7,762,594
7.00%, 09/01/32(a)(b)	USD6,502	5,364,136
Knife River Corp., 7.75%, 05/01/31(a)(b)	USD8,702	9,115,937
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	USD14,062	14,586,428
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	USD12,887	13,227,887
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	USD9,235	8,960,711
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	USD11,581	11,530,242
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	USD10,356	7,539,935
Quikrete Holdings Inc.
6.38%, 03/01/32(a)(b)	USD71,870	74,544,426
6.75%, 03/01/33(a)(b)	USD27,250	28,355,206
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(b)	USD20,156	20,090,791
8.88%, 11/15/31(a)(b)	USD20,193	21,263,209
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD20,200	20,598,910
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	USD20,777	18,921,475
4.38%, 07/15/30(a)	USD29,272	28,231,572
4.75%, 01/15/28(a)	USD19,508	19,444,698
6.50%, 08/15/32(a)(b)	USD18,577	19,097,189
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	USD9,010	8,509,586
		566,336,242
Chemicals — 3.3%
Ashland Inc.
3.38%, 09/01/31(a)(b)	USD9,171	8,174,906
6.88%, 05/15/43(b)	USD3,978	4,132,852
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(b)(d)	USD9,179	3,376,795
11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(b)(d)	USD10,611	9,708,717
Avient Corp.
6.25%, 11/01/31(a)(b)	USD13,093	13,367,385
7.13%, 08/01/30(a)(b)	USD14,012	14,421,333
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	USD9,661	10,129,182
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	USD13,257	12,612,915
Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	USD10,033	$10,008,522
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	USD12,940	12,831,951
6.67%, 07/15/27	USD22,198	22,786,846
6.75%, 04/15/33(b)	USD20,275	19,965,097
6.83%, 07/15/29(b)	USD13,850	14,145,559
6.85%, 11/15/28(b)	USD18,600	19,266,233
6.88%, 07/15/32	USD19,010	19,101,115
7.05%, 11/15/30	USD18,175	18,495,371
7.20%, 11/15/33(b)	USD18,335	18,799,682
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	USD16,907	17,613,942
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	USD11,455	10,051,887
5.38%, 05/15/27(b)	USD9,746	9,707,736
5.75%, 11/15/28(a)(b)	USD14,461	13,857,013
8.00%, 01/15/33(a)(b)	USD11,335	10,955,735
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	USD9,670	6,566,704
12.00%, 02/15/31(a)(b)	USD10,826	7,694,038
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	USD10,824	10,813,766
Element Solutions Inc., 3.88%, 09/01/28(a)	USD15,222	14,731,853
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(e)	USD14,060	13,644,902
HB Fuller Co.
4.00%, 02/15/27(b)	USD6,314	6,222,080
4.25%, 10/15/28(b)	USD6,729	6,545,153
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	USD6,570	5,546,073
Huntsman International LLC
2.95%, 06/15/31(b)	USD8,010	6,497,451
4.50%, 05/01/29	USD14,045	12,984,452
5.70%, 10/15/34(b)	USD6,455	5,632,757
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	USD7,953	7,975,173
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	USD8,120	7,658,074
7.50%, 04/15/29(a)(b)	USD13,506	12,576,034
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	USD6,425	6,021,446
Ingevity Corp., 3.88%, 11/01/28(a)(b)	USD11,066	10,663,090
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	USD8,398	7,978,100
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD19,880	19,411,011
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	USD7,457	7,226,115
Methanex Corp.
5.13%, 10/15/27(b)	USD13,634	13,666,572
5.25%, 12/15/29(b)	USD14,068	14,027,056
5.65%, 12/01/44(b)	USD4,568	3,974,506
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	USD11,722	11,924,509
Minerals Technologies Inc., 5.00%, 07/01/28(a)	USD8,044	7,950,046
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD11,228	10,927,090
5.25%, 06/01/27(a)	USD19,300	19,343,695
7.00%, 12/01/31(a)	USD8,695	9,223,395
8.50%, 11/15/28(a)	USD6,426	6,736,646
9.00%, 02/15/30(a)	USD11,371	12,159,863
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	USD6,511	$5,800,212
Olin Corp.
5.00%, 02/01/30(b)	USD9,790	9,520,819
5.63%, 08/01/29(b)	USD12,641	12,675,042
6.63%, 04/01/33(a)(b)	USD11,710	11,596,138
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	USD14,199	13,602,000
6.25%, 10/01/29(a)(b)	USD6,865	6,691,610
7.13%, 10/01/27(a)(b)	USD6,270	6,381,669
7.25%, 06/15/31(a)(b)	USD14,420	14,428,652
7.25%, 02/15/33(a)	USD23,890	23,779,374
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	USD8,628	9,188,052
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	USD20,776	20,548,956
6.63%, 05/01/29(a)(b)	USD13,212	13,095,553
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	USD12,192	12,170,690
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD13,487	13,262,149
SNF Group SACA
3.13%, 03/15/27(a)	USD6,997	6,830,321
3.38%, 03/15/30(a)	USD7,560	6,992,850
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)(b)	USD12,705	12,715,164
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(b)(d)	USD6,012	1,984,111
Tronox Inc.
4.63%, 03/15/29(a)(b)	USD19,657	12,084,696
9.13%, 09/30/30(a)(b)	USD5,465	4,986,567
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	USD13,347	7,100,574
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD9,831	9,742,195
5.63%, 08/15/29(a)(b)	USD21,526	19,697,145
6.63%, 08/15/32(a)(b)	USD10,995	10,619,741
7.38%, 03/01/31(a)(b)	USD6,929	6,942,193
		852,268,897
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	USD7,785	8,238,858
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	USD7,315	6,739,649
SunCoke Energy Inc., 4.88%, 06/30/29(a)	USD9,965	9,304,104
		24,282,611
Commercial Services — 5.4%
ADT Security Corp., 5.88%, 10/15/33(a)(b)	USD12,700	12,883,476
ADT Security Corp. (The)
4.13%, 08/01/29(a)	USD18,682	18,091,494
4.88%, 07/15/32(a)(b)	USD13,862	13,423,657
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	USD8,461	8,468,150
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD25,075	25,879,456
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD42,271	44,013,234
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	USD17,142	$16,758,305
6.88%, 06/15/30(a)	USD18,640	19,122,720
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD37,160	36,380,101
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	USD9,280	8,408,792
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	USD7,260	6,880,066
6.50%, 01/15/31(a)(b)	USD7,000	7,016,821
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	USD5,663	5,465,963
4.75%, 10/15/29(a)(b)	USD4,935	4,835,671
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	USD9,213	8,841,007
5.38%, 03/01/29(a)(b)	USD10,987	10,581,554
5.75%, 07/15/27(a)(b)	USD6,701	6,677,410
5.75%, 07/15/27(a)(b)	USD6,331	6,288,530
8.00%, 02/15/31(a)(b)	USD9,170	9,319,929
8.25%, 01/15/30(a)(b)	USD12,875	13,140,161
8.38%, 06/15/32(a)(b)	USD10,975	11,242,779
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD21,420	21,702,059
Block Inc.
3.50%, 06/01/31(b)	USD20,506	19,092,895
5.63%, 08/15/30(a)	USD16,650	16,901,565
6.00%, 08/15/33(a)	USD16,370	16,738,259
6.50%, 05/15/32(b)	USD31,034	32,199,451
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	USD40,533	43,061,043
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	USD11,989	11,907,959
6.50%, 06/15/29(a)	USD8,431	8,690,717
6.75%, 06/15/32(a)(b)	USD8,695	9,029,271
Carriage Services Inc., 4.25%, 05/15/29(a)(b)	USD8,127	7,686,557
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	USD10,936	10,601,110
Cimpress PLC, 7.38%, 09/15/32(a)(b)	USD10,141	10,306,684
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD17,495	16,848,654
4.88%, 07/01/29(a)(b)	USD17,346	16,181,809
CoreCivic Inc., 8.25%, 04/15/29	USD10,304	10,851,194
CPI CG Inc., 10.00%, 07/15/29(a)	USD5,032	5,296,180
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	USD10,105	10,270,966
Deluxe Corp.
8.00%, 06/01/29(a)	USD8,949	8,866,470
8.13%, 09/15/29(a)(b)	USD9,315	9,758,563
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	USD9,415	9,229,641
8.63%, 05/15/32(a)(b)	USD11,796	11,904,299
9.00%, 05/15/28(a)	USD20,326	20,479,258
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	USD11,273	11,184,701
6.00%, 06/01/29(a)(b)	USD9,101	8,877,862
7.75%, 02/15/28(a)(b)	USD8,601	8,801,051
8.25%, 08/01/32(a)(b)	USD9,985	10,160,167
8.38%, 11/15/32(a)	USD18,110	18,426,545
23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
GEO Group Inc. (The)
8.63%, 04/15/29	USD12,627	$13,325,500
10.25%, 04/15/31	USD12,712	13,920,949
Grand Canyon University, 5.13%, 10/01/28(b)	USD7,471	7,399,620
Herc Holdings Inc.
5.50%, 07/15/27(a)	USD23,176	23,170,197
6.63%, 06/15/29(a)(b)	USD15,405	15,908,220
7.00%, 06/15/30(a)	USD30,490	31,913,243
7.25%, 06/15/33(a)(b)	USD20,130	21,223,119
Hertz Corp. (The)
4.63%, 12/01/26(a)	USD8,438	8,193,134
5.00%, 12/01/29(a)(b)	USD18,276	12,414,419
12.63%, 07/15/29(a)(b)	USD22,861	22,629,928
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)	USD15,950	15,557,147
Korn Ferry, 4.63%, 12/15/27(a)	USD8,486	8,419,007
Matthews International Corp., 8.63%, 10/01/27(a)	USD5,495	5,657,839
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	USD14,229	14,075,446
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	USD9,143	7,615,258
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	USD17,688	17,292,459
OT Midco Inc., 10.00%, 02/15/30(a)(b)	USD11,290	6,604,940
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	USD6,772	6,372,008
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD18,894	18,400,190
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	USD10,191	9,946,416
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	USD24,240	24,770,371
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	USD25	25,246
9.50%, 08/01/29(a)	USD19,434	19,926,069
10.88%, 08/01/29(a)(b)	USD8,976	9,022,900
Service Corp. International/U.S.
3.38%, 08/15/30(b)	USD15,452	14,358,912
4.00%, 05/15/31	USD15,633	14,806,999
4.63%, 12/15/27	USD10,167	10,138,729
5.13%, 06/01/29	USD13,712	13,718,623
5.75%, 10/15/32	USD14,595	14,807,401
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	USD31,290	32,317,356
Signal Parent Inc., 6.13%, 04/01/29(a)	USD4,450	1,557,500
Sotheby's, 7.38%, 10/15/27(a)(b)	USD14,881	14,823,653
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(a)(b)	USD5,689	5,375,324
TriNet Group Inc.
3.50%, 03/01/29(a)(b)	USD10,037	9,425,536
7.13%, 08/15/31(a)(b)	USD8,408	8,723,704
United Rentals North America Inc.
3.75%, 01/15/32	USD13,718	12,762,293
3.88%, 11/15/27	USD14,029	13,844,123
3.88%, 02/15/31(b)	USD20,370	19,338,871
4.00%, 07/15/30	USD14,963	14,369,904
4.88%, 01/15/28(b)	USD28,971	28,949,176
5.25%, 01/15/30(b)	USD14,238	14,336,513
5.50%, 05/15/27	USD7,075	7,081,239
Security	Par (000)	Value
Commercial Services (continued)
6.13%, 03/15/34(a)(b)	USD20,044	$20,915,654
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	USD8,606	8,340,452
Valvoline Inc., 3.63%, 06/15/31(a)(b)	USD10,632	9,700,267
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	USD20,291	21,116,397
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	USD6,192	6,123,289
VT Topco Inc., 8.50%, 08/15/30(a)(b)	USD9,276	9,647,971
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	USD23,933	25,013,192
WEX Inc., 6.50%, 03/15/33(a)(b)	USD10,965	11,213,544
Williams Scotsman Inc.
4.63%, 08/15/28(a)	USD9,209	9,088,290
6.63%, 06/15/29(a)	USD9,261	9,534,857
6.63%, 04/15/30(a)	USD8,945	9,250,105
7.38%, 10/01/31(a)(b)	USD9,185	9,613,029
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	USD10,103	7,908,386
		1,420,759,120
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	USD7,641	7,697,383
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	USD19,732	20,535,191
ASGN Inc., 4.63%, 05/15/28(a)	USD11,180	10,980,199
CACI International Inc., 6.38%, 06/15/33(a)	USD19,655	20,435,697
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	USD10,100	9,446,696
Crane NXT Co., 4.20%, 03/15/48	USD4,950	3,511,320
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	USD14,392	13,713,135
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	USD18,131	19,199,877
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	USD15,213	15,863,204
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	USD10,803	11,056,460
KBR Inc., 4.75%, 09/30/28(a)(b)	USD4,504	4,427,927
McAfee Corp., 7.38%, 02/15/30(a)(b)	USD35,927	32,889,031
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD24,774	26,754,062
NCR Voyix Corp.
5.00%, 10/01/28(a)	USD12,707	12,583,727
5.13%, 04/15/29(a)	USD7,923	7,840,837
Science Applications International Corp.
4.88%, 04/01/28(a)(b)	USD8,100	8,037,340
5.88%, 11/01/33(a)(b)	USD9,375	9,347,436
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	USD8,710	8,473,335
4.13%, 01/15/31(a)(b)	USD825	777,006
5.75%, 12/01/34(a)	USD7,819	7,992,292
5.88%, 07/15/30(a)	USD7,675	7,863,421
8.25%, 12/15/29(a)(b)	USD7,193	7,642,248
8.50%, 07/15/31(a)	USD7,370	7,844,355
9.63%, 12/01/32(a)	USD12,581	14,340,931
Unisys Corp., 10.63%, 01/15/31(a)(b)	USD12,985	13,765,691
Virtusa Corp., 7.13%, 12/15/28(a)	USD6,513	6,248,152
		309,266,953
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	USD10,112	9,603,957
5.50%, 06/01/28(a)(b)	USD15,396	15,374,427
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD21,405	22,046,050
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(d)	USD8,917	$9,167,855
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	USD14,238	13,927,284
4.90%, 12/15/44	USD4,375	3,613,347
6.13%, 09/30/32(b)	USD13,562	13,676,477
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	USD12,458	11,557,606
5.13%, 01/15/28(a)	USD9,581	9,550,919
		108,517,922
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	USD8,018	7,650,449
4.00%, 01/15/28(a)	USD13,964	13,766,496
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	USD9,331	9,055,340
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	USD10,043	10,426,743
RB Global Holdings Inc.
6.75%, 03/15/28(a)	USD11,703	11,949,430
7.75%, 03/15/31(a)(b)	USD15,008	15,662,784
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	USD5,907	5,633,801
6.50%, 07/15/32(a)(b)	USD11,357	11,624,889
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	USD9,411	9,253,337
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	USD15,306	16,158,161
		111,181,430
Diversified Financial Services — 5.1%
AG Issuer LLC, 6.25%, 03/01/28(a)(b)	USD9,189	9,195,708
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(e)	USD9,690	9,712,447
6.70%, 02/14/33(b)	USD9,889	10,310,048
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	USD7,124	7,182,509
10.00%, 08/15/30(a)	USD12,017	13,075,133
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	USD6,510	6,327,620
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD9,475	9,910,499
7.75%, 04/15/30(a)(b)	USD10,082	10,629,170
Bread Financial Holdings Inc.
6.75%, 05/15/31(a)	USD3,225	3,247,066
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(e)	USD7,145	7,310,664
9.75%, 03/15/29(a)(b)	USD14,942	15,949,001
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD8,306	8,249,768
6.88%, 04/15/30(a)	USD7,571	7,532,751
7.50%, 07/15/33(a)	USD7,455	7,360,196
9.25%, 07/01/31(a)	USD12,907	13,358,592
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)	USD6,749	5,684,716
12.25%, 11/01/29(a)(b)	USD4,600	4,611,500
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	USD19,150	18,214,971
3.63%, 10/01/31(a)(b)	USD14,530	12,986,496
Security	Par (000)	Value
Diversified Financial Services (continued)
Credit Acceptance Corp.
6.63%, 03/15/30(a)	USD9,032	$9,027,665
9.25%, 12/15/28(a)(b)	USD11,381	11,935,391
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(a)(b)	USD4,910	4,955,290
Encore Capital Group Inc.
6.63%, 04/15/31(a)(b)	USD7,210	7,155,137
8.50%, 05/15/30(a)	USD8,725	9,187,774
9.25%, 04/01/29(a)(b)	USD9,300	9,763,297
Enova International Inc.
9.13%, 08/01/29(a)(b)	USD8,874	9,299,961
11.25%, 12/15/28(a)(b)	USD7,120	7,556,171
EZCORP Inc., 7.38%, 04/01/32(a)(b)	USD6,485	6,849,768
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD18,550	19,119,013
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(a)	USD7,460	7,662,934
8.38%, 04/01/32(a)	USD12,115	12,631,270
9.13%, 05/15/31(a)	USD13,691	14,553,889
9.25%, 02/01/29(a)	USD20,637	21,668,850
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD7,244	7,325,495
6.88%, 04/15/29(a)	USD7,316	7,589,874
8.00%, 02/15/27(a)	USD11,900	12,153,578
8.00%, 06/15/28(a)(b)	USD10,839	11,496,266
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD21,552	22,188,646
goeasy Ltd.
6.88%, 05/15/30(a)(b)	USD7,100	6,977,970
6.88%, 02/15/31(a)(b)	USD8,040	7,857,019
7.38%, 10/01/30(a)(b)	USD7,480	7,463,310
7.63%, 07/01/29(a)(b)	USD10,558	10,634,482
9.25%, 12/01/28(a)	USD10,094	10,463,975
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	USD5,759	3,180,922
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	USD5,338	5,343,653
9.13%, 01/31/30(a)(b)	USD8,379	8,981,040
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	USD9,142	8,883,879
6.13%, 11/01/32(a)(b)	USD28,565	29,067,058
6.75%, 05/01/33(a)(b)	USD25,645	26,752,089
7.13%, 04/30/31(a)	USD23,770	24,943,477
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD19,050	18,038,009
6.63%, 10/15/31(a)(b)	USD9,501	9,361,033
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	USD9,060	9,392,964
9.50%, 02/15/29(a)(b)	USD8,296	8,742,117
LD Holdings Group LLC
6.13%, 04/01/28(a)	USD9,014	8,387,205
8.75%, 11/01/27(a)(b)	USD6,041	5,956,899
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	USD6,650	6,509,557
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	USD6,798	6,390,120
6.50%, 05/01/28(a)	USD18,156	17,833,539
Navient Corp.
4.88%, 03/15/28	USD9,074	8,874,828
5.00%, 03/15/27	USD12,811	12,735,419
5.50%, 03/15/29(b)	USD13,249	13,010,946
5.63%, 08/01/33(b)	USD10,665	9,655,369
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.88%, 06/15/32(b)	USD9,365	$9,675,225
9.38%, 07/25/30(b)	USD8,940	9,822,280
11.50%, 03/15/31	USD9,114	10,197,162
OneMain Finance Corp.
3.50%, 01/15/27	USD15,261	15,013,752
3.88%, 09/15/28	USD10,771	10,393,240
4.00%, 09/15/30	USD15,924	14,809,141
5.38%, 11/15/29(b)	USD12,584	12,484,345
6.13%, 05/15/30(b)	USD11,465	11,599,828
6.50%, 03/15/33	USD13,630	13,602,550
6.63%, 01/15/28(b)	USD15,101	15,484,505
6.63%, 05/15/29	USD15,320	15,754,445
6.75%, 03/15/32	USD10,935	11,097,046
7.13%, 11/15/31(b)	USD12,755	13,217,037
7.13%, 09/15/32(b)	USD14,040	14,490,951
7.50%, 05/15/31	USD13,305	13,897,498
7.88%, 03/15/30	USD11,360	11,972,761
Osaic Holdings Inc.
6.75%, 08/01/32(a)(b)	USD7,130	7,365,975
8.00%, 08/01/33(a)	USD6,020	6,176,171
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	USD7,399	7,351,102
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD11,281	10,953,295
5.75%, 09/15/31(a)	USD9,509	9,486,202
6.75%, 02/15/34(a)	USD11,365	11,648,955
6.88%, 05/15/32(a)	USD15,130	15,781,937
6.88%, 02/15/33(a)	USD15,140	15,661,384
7.13%, 11/15/30(a)	USD11,625	12,171,119
7.88%, 12/15/29(a)	USD13,635	14,489,260
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	USD8,930	8,964,269
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	USD10,610	11,177,126
Planet Financial Group LLC, 10.50%, 12/15/29(a)	USD10,381	10,752,204
PRA Group Inc.
5.00%, 10/01/29(a)(b)	USD6,326	5,755,017
8.38%, 02/01/28(a)	USD8,276	8,401,224
8.88%, 01/31/30(a)(b)	USD10,140	10,289,088
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	USD9,655	10,174,323
Rfna LP, 7.88%, 02/15/30(a)(b)	USD8,570	8,533,708
Rocket Companies Inc.
6.13%, 08/01/30(a)(b)	USD32,735	33,766,251
6.38%, 08/01/33(a)	USD34,230	35,658,418
6.50%, 08/01/29(a)	USD13,955	14,474,606
7.13%, 02/01/32(a)	USD18,312	19,225,930
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	USD13,241	12,720,716
3.88%, 03/01/31(a)	USD23,102	21,716,977
4.00%, 10/15/33(a)(b)	USD15,008	13,820,701
SLM Corp.
3.13%, 11/02/26	USD8,261	8,116,642
6.50%, 01/31/30	USD8,735	9,056,649
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)(b)	USD10,425	10,785,747
StoneX Group Inc., 7.88%, 03/01/31(a)	USD12,052	12,764,237
Synchrony Financial, 7.25%, 02/02/33(b)	USD14,974	15,872,944
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	USD6,537	6,886,847
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	USD11,631	$11,454,721
5.75%, 06/15/27(a)	USD9,364	9,379,956
UWM Holdings LLC
6.25%, 03/15/31(a)	USD13,345	13,320,992
6.63%, 02/01/30(a)	USD15,270	15,556,847
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	USD9,177	9,603,400
		1,341,232,709
Electric — 3.3%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(e)	USD8,567	8,288,477
7.60%, 01/15/55, (5-year CMT + 3.20%)(b)(e)	USD16,929	17,280,463
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(b)(e)	USD12,455	12,220,446
Alpha Generation LLC
6.25%, 01/15/34(a)	USD10,405	10,525,918
6.75%, 10/15/32(a)(b)	USD19,552	20,091,381
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	USD8,120	7,862,421
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	USD14,795	14,948,335
Calpine Corp.
3.75%, 03/01/31(a)(b)	USD14,555	13,972,082
4.50%, 02/15/28(a)	USD21,201	21,149,299
4.63%, 02/01/29(a)	USD13,054	12,973,918
5.00%, 02/01/31(a)(b)	USD16,815	16,843,485
5.13%, 03/15/28(a)(b)	USD23,878	23,875,376
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	USD16,457	15,239,819
3.75%, 01/15/32(a)	USD5,973	5,408,692
4.75%, 03/15/28(a)	USD16,966	16,871,016
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD11,745	12,097,350
DPL LLC, 4.35%, 04/15/29	USD6,308	6,195,469
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(e)	USD8,780	9,036,499
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(e)	USD9,082	9,373,242
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(e)(f)	USD28,233	32,699,417
EUSHI Finance Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(e)	USD8,000	7,964,412
7.63%, 12/15/54, (5-year CMT + 3.14%)(e)	USD10,200	10,724,882
Hawaiian Electric Co. Inc., 6.00%, 10/01/33(a)	USD8,360	8,452,052
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(b)	USD8,163	7,791,780
Lightning Power LLC, 7.25%, 08/15/32(a)(b)	USD29,504	31,252,348
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	USD9,012	8,570,024
3.63%, 02/15/31(a)(b)	USD18,629	17,389,907
3.88%, 02/15/32(a)	USD8,425	7,819,025
5.25%, 06/15/29(a)(b)	USD14,047	14,107,861
5.75%, 01/15/28(b)	USD13,057	13,103,339
5.75%, 07/15/29(a)	USD14,740	14,795,767
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 01/15/34(a)	USD15,255	$15,362,555
6.00%, 02/01/33(a)	USD16,770	17,106,775
6.00%, 01/15/36(a)	USD23,425	23,828,209
6.25%, 11/01/34(a)(b)	USD17,215	17,724,667
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(e)	USD8,710	9,150,090
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)(b)	USD12,134	11,830,923
PG&E Corp.
5.00%, 07/01/28	USD19,694	19,556,686
5.25%, 07/01/30(b)	USD18,860	18,663,954
7.38%, 03/15/55, (5-year CMT + 3.88%)(b)(e)	USD27,561	28,347,177
Pike Corp.
5.50%, 09/01/28(a)	USD13,905	13,875,393
8.63%, 01/31/31(a)(b)	USD7,420	7,917,261
Talen Energy Supply LLC
6.25%, 02/01/34(a)	USD20,150	20,662,803
6.50%, 02/01/36(a)	USD18,905	19,579,970
8.63%, 06/01/30(a)(b)	USD18,630	19,768,908
TransAlta Corp.
6.50%, 03/15/40(b)	USD4,508	4,571,200
7.75%, 11/15/29	USD9,143	9,520,789
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	USD23,653	23,224,307
5.00%, 07/31/27(a)	USD21,468	21,479,614
5.63%, 02/15/27(a)(b)	USD21,556	21,563,006
6.88%, 04/15/32(a)(b)	USD19,050	20,008,996
7.75%, 10/15/31(a)(b)	USD25,991	27,582,533
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD5,355	5,446,313
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)	USD4,097	4,036,547
4.50%, 09/15/27(a)(b)	USD9,091	8,891,570
7.25%, 01/15/29(a)(b)	USD13,745	14,139,028
8.38%, 01/15/31(a)(b)	USD14,850	15,537,213
8.63%, 03/15/33(a)(b)	USD15,890	16,672,074
		864,973,063
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	USD15,982	15,339,858
4.75%, 06/15/28(a)(b)	USD11,575	11,387,493
6.00%, 09/15/33(a)(b)	USD8,135	7,858,832
EnerSys
4.38%, 12/15/27(a)	USD6,419	6,338,347
6.63%, 01/15/32(a)	USD6,682	6,867,873
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	USD17,540	18,121,784
6.38%, 03/15/33(a)(b)	USD14,719	15,375,879
6.63%, 03/15/32(a)(b)	USD15,796	16,509,979
7.25%, 06/15/28(a)	USD14,351	14,551,110
		112,351,155
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31(a)(b)	USD8,125	7,682,049
Coherent Corp., 5.00%, 12/15/29(a)(b)	USD19,542	19,332,940
Imola Merger Corp., 4.75%, 05/15/29(a)	USD37,151	36,619,940
Sensata Technologies BV
4.00%, 04/15/29(a)	USD18,173	17,710,278
5.88%, 09/01/30(a)(b)	USD10,032	10,129,310
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31(a)	USD15,118	$14,051,854
4.38%, 02/15/30(a)	USD8,216	7,922,662
6.63%, 07/15/32(a)(b)	USD9,410	9,795,970
TTM Technologies Inc., 4.00%, 03/01/29(a)	USD10,158	9,809,896
		133,054,899
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	USD14,341	13,757,406
5.00%, 01/31/28(a)	USD13,698	13,647,411
		27,404,817
Engineering & Construction — 0.7%
AECOM, 6.00%, 08/01/33(a)(b)	USD18,415	18,898,578
Arcosa Inc.
4.38%, 04/15/29(a)(b)	USD7,146	6,953,047
6.88%, 08/15/32(a)(b)	USD10,765	11,274,088
Artera Services LLC, 8.50%, 02/15/31(a)(b)	USD10,972	9,468,716
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	USD6,810	6,990,363
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	USD25,717	24,744,244
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(a)(b)	USD7,665	7,733,579
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	USD8,899	8,719,135
Fluor Corp., 4.25%, 09/15/28(b)	USD9,190	9,125,469
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)(b)	USD6,918	6,915,388
7.50%, 04/15/32(a)(b)	USD5,800	6,072,931
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	USD5,622	5,441,750
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	USD1,300	1,347,990
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(a)(b)(d)	USD550	485,022
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(a)	USD6,442	6,449,792
TopBuild Corp.
3.63%, 03/15/29(a)	USD7,120	6,865,688
4.13%, 02/15/32(a)(b)	USD9,404	8,856,997
5.63%, 01/31/34(a)	USD11,405	11,451,259
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	USD7,001	7,813,288
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	USD8,587	8,386,553
		173,993,877
Entertainment — 3.3%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	USD9,611	4,782,530
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(a)	USD4,578	1,991,430
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	USD7,160	6,086,798
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	USD8,764	9,095,630
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	USD13,850	13,581,512
Brightstar Lottery PLC
5.25%, 01/15/29(a)	USD14,933	14,895,590
6.25%, 01/15/27(a)	USD11,044	11,153,358
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	USD22,009	20,705,906
6.00%, 10/15/32(a)(b)	USD20,122	19,195,853
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
6.50%, 02/15/32(a)(b)	USD27,290	$27,517,244
7.00%, 02/15/30(a)	USD37,095	38,167,750
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD13,351	13,230,868
5.50%, 04/01/27(a)	USD12,502	12,497,504
5.75%, 04/01/30(a)(b)	USD22,800	22,870,087
6.75%, 05/01/31(a)(b)	USD11,171	11,421,688
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	USD15,233	15,162,491
7.00%, 08/01/32(a)(b)	USD10,700	11,088,581
Empire Resorts Inc., 7.75%, 11/01/26(a)	USD4,085	4,046,002
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	USD9,742	9,524,775
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)(b)	USD9,419	9,124,656
Light & Wonder International Inc.
6.25%, 10/01/33(a)	USD15,160	15,092,993
7.25%, 11/15/29(a)(b)	USD9,882	10,138,132
7.50%, 09/01/31(a)(b)	USD11,323	11,754,101
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD9,515	9,284,187
4.75%, 10/15/27(a)(b)	USD19,078	19,016,733
6.50%, 05/15/27(a)	USD16,450	16,590,730
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	USD8,938	7,489,560
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD14,799	14,365,076
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	USD13,565	14,082,280
11.88%, 04/15/31(a)(b)	USD12,670	13,220,258
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	USD7,246	7,013,203
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	USD7,115	5,984,708
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	USD6,816	7,043,464
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	USD7,364	7,264,721
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	USD7,901	7,357,974
5.63%, 01/15/27(a)(b)	USD8,662	8,651,781
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	USD11,986	7,251,530
5.88%, 09/01/31(a)	USD10,743	5,962,365
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	USD18,260	16,484,006
4.63%, 04/06/31(a)(b)	USD6,655	5,673,283
8.45%, 07/27/30(a)(b)	USD7,312	7,412,635
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD11,330	11,450,041
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	USD5,480	5,524,665
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)(b)	USD14,938	13,644,952
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	USD14,033	13,763,791
Security	Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	USD9,641	$9,603,525
7.25%, 05/15/31(a)(b)	USD14,959	14,995,739
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	USD9,493	9,124,008
5.38%, 04/15/27	USD10,482	10,435,953
6.50%, 10/01/28(b)	USD5,804	5,814,470
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	USD15,884	16,128,947
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	USD7,627	7,554,655
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	USD3,775	3,756,088
Vail Resorts Inc.
5.63%, 07/15/30(a)(b)	USD7,450	7,545,583
6.50%, 05/15/32(a)(b)	USD12,608	13,091,428
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	USD33,685	35,314,781
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD2,370	2,346,158
4.05%, 03/15/29	USD20,275	19,687,836
4.28%, 03/15/32(b)	USD49,450	45,293,109
5.05%, 03/15/42(b)	USD75,135	60,313,118
5.14%, 03/15/52	USD17,540	13,330,400
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	USD14,165	14,161,033
6.25%, 03/15/33(a)(b)	USD15,030	15,270,811
7.13%, 02/15/31(a)(b)	USD18,765	20,151,227
		861,576,291
Environmental Control — 0.6%
Clean Harbors Inc.
5.13%, 07/15/29(a)	USD6,753	6,735,375
5.75%, 10/15/33(a)	USD5,516	5,637,324
6.38%, 02/01/31(a)(b)	USD9,795	10,035,154
Enviri Corp., 5.75%, 07/31/27(a)(b)	USD9,712	9,637,819
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	USD14,241	13,931,287
4.38%, 08/15/29(a)(b)	USD9,550	9,339,786
4.75%, 06/15/29(a)	USD13,143	13,004,259
6.75%, 01/15/31(a)(b)	USD18,367	19,214,196
Luna 1.5 Sarl, 12.00%, 07/01/32, (12.00 % PIK)(a)(d)	USD2,415	2,503,432
Madison IAQ LLC
4.13%, 06/30/28(a)	USD13,697	13,411,683
5.88%, 06/30/29(a)(b)	USD19,783	19,385,482
Reworld Holding Corp., 4.88%, 12/01/29(a)(b)	USD14,504	13,628,592
Waste Pro USA Inc., 7.00%, 02/01/33(a)(b)	USD16,509	17,159,851
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	USD9,350	9,761,129
		163,385,369
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	USD24,727	23,566,258
4.63%, 01/15/27(a)	USD24,773	24,721,321
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.88%, 02/15/30(a)	USD18,428	$18,198,781
5.50%, 03/31/31(a)	USD7,265	7,322,424
5.75%, 03/31/34(a)	USD8,955	8,994,457
5.88%, 02/15/28(a)(b)	USD13,303	13,319,496
6.25%, 03/15/33(a)	USD11,045	11,353,542
6.50%, 02/15/28(a)	USD14,729	14,998,894
B&G Foods Inc.
5.25%, 09/15/27(b)	USD9,679	9,306,981
8.00%, 09/15/28(a)(b)	USD14,929	14,035,611
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	USD7,705	7,026,428
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(b)(d)	USD10,740	11,376,818
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	USD8,925	8,873,166
7.63%, 07/01/29(a)	USD10,206	10,614,291
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)(b)	USD9,651	10,186,380
9.63%, 09/15/32(a)(b)	USD8,469	9,113,225
Froneri Lux FinCo SARL, 6.00%, 08/01/32(a)	USD9,475	9,558,162
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	USD8,049	7,530,180
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	USD20,521	21,485,669
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	USD19,028	18,378,013
4.38%, 01/31/32(a)	USD13,549	12,916,527
4.88%, 05/15/28(a)	USD10,541	10,560,796
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	USD18,898	18,430,206
5.50%, 10/15/27(a)	USD19,888	19,892,256
6.13%, 09/15/32(a)(b)	USD19,167	19,678,721
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD17,602	16,133,078
4.25%, 04/15/31	USD14,664	14,193,145
6.25%, 07/01/33(b)	USD17,111	18,245,168
6.88%, 05/15/34	USD9,670	10,706,653
Post Holdings Inc.
4.50%, 09/15/31(a)(b)	USD18,134	17,029,065
4.63%, 04/15/30(a)(b)	USD25,256	24,486,768
5.50%, 12/15/29(a)	USD22,760	22,771,425
6.25%, 02/15/32(a)	USD18,404	18,917,300
6.25%, 10/15/34(a)(b)	USD11,745	11,882,569
6.38%, 03/01/33(a)(b)	USD21,922	22,202,470
Safeway Inc., 7.25%, 02/01/31(b)	USD5,341	5,772,361
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD16,122	15,447,402
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	USD9,833	9,574,578
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	USD9,299	9,125,353
4.75%, 02/15/29(a)	USD16,754	16,568,656
5.75%, 04/15/33(a)(b)	USD9,310	9,432,574
6.88%, 09/15/28(a)	USD10,100	10,416,413
7.25%, 01/15/32(a)(b)	USD10,276	10,781,261
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	USD10,468	10,471,235
Security	Par (000)	Value
Food (continued)
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	USD17,140	$17,197,676
		632,793,753
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD22,232	22,201,249
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	USD8,168	8,236,325
10.50%, 05/15/29(a)	USD11,490	11,816,029
		42,253,603
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	USD5,948	5,783,405
Domtar Corp., 6.75%, 10/01/28(a)(b)	USD11,280	8,563,549
Magnera Corp.
4.75%, 11/15/29(a)(b)	USD9,520	7,927,305
7.25%, 11/15/31(a)(b)	USD15,250	13,167,689
Mercer International Inc.
5.13%, 02/01/29(b)	USD15,406	9,961,450
12.88%, 10/01/28(a)(b)	USD7,197	5,975,289
		51,378,687
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(e)	USD16,135	16,540,571
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	USD10,295	10,332,968
9.38%, 06/01/28(a)(b)	USD9,132	9,472,222
9.50%, 06/01/30(a)	USD10,405	10,948,911
		47,294,672
Health Care - Products — 1.2%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	USD14,794	14,050,804
4.63%, 07/15/28(a)	USD29,493	29,019,121
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	USD26,745	27,948,525
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(e)	USD10,265	10,570,141
Embecta Corp., 5.00%, 02/15/30(a)(b)	USD9,860	9,355,351
Hologic Inc.
3.25%, 02/15/29(a)(b)	USD17,201	16,979,105
4.63%, 02/01/28(a)(b)	USD8,946	8,925,114
Insulet Corp., 6.50%, 04/01/33(a)(b)	USD9,600	10,001,760
Medline Borrower LP
3.88%, 04/01/29(a)(b)	USD80,482	78,172,682
5.25%, 10/01/29(a)(b)	USD45,508	45,334,824
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	USD28,181	28,991,288
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	USD7,406	7,833,326
Teleflex Inc.
4.25%, 06/01/28(a)	USD10,013	9,810,557
4.63%, 11/15/27	USD10,201	10,148,551
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	USD7,467	7,616,221
		314,757,370
Health Care - Services — 4.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	USD9,355	9,154,215
5.50%, 07/01/28(a)	USD10,427	10,358,885
7.38%, 03/15/33(a)(b)	USD10,305	10,652,938
AHP Health Partners Inc., 5.75%, 07/15/29(a)(b)	USD6,403	6,369,733
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	USD8,897	$8,530,000
4.00%, 03/15/31(a)(b)	USD10,592	9,985,638
4.25%, 05/01/28(a)(b)	USD11,117	10,990,819
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	USD19,822	17,695,126
5.25%, 05/15/30(a)	USD27,037	25,343,873
6.00%, 01/15/29(a)	USD10,727	10,619,730
6.13%, 04/01/30(a)	USD21,857	18,364,616
6.88%, 04/15/29(a)(b)	USD22,279	20,198,810
9.75%, 01/15/34(a)(b)	USD31,895	33,770,011
10.88%, 01/15/32(a)(b)	USD39,619	42,710,471
Concentra Health Services Inc., 6.88%, 07/15/32(a)(b)	USD12,817	13,368,592
DaVita Inc.
3.75%, 02/15/31(a)	USD28,660	26,313,355
4.63%, 06/01/30(a)(b)	USD50,130	48,408,340
6.75%, 07/15/33(a)(b)	USD18,315	18,989,670
6.88%, 09/01/32(a)(b)	USD18,300	18,957,519
Encompass Health Corp.
4.50%, 02/01/28	USD15,435	15,317,777
4.63%, 04/01/31	USD7,691	7,502,797
4.75%, 02/01/30(b)	USD14,832	14,675,780
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	USD10,552	10,130,334
Global Medical Response Inc., 7.38%, 10/01/32(a)	USD13,040	13,644,339
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	USD12,887	12,215,047
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	USD12,037	11,713,787
IQVIA Inc.
5.00%, 05/15/27(a)	USD20,457	20,450,480
6.25%, 06/01/32(a)	USD27,270	28,422,594
6.50%, 05/15/30(a)(b)	USD10,781	11,196,586
Kedrion SpA, 6.50%, 09/01/29(a)	USD15,120	14,775,023
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	USD9,201	8,903,420
8.38%, 02/15/32(a)	USD12,925	13,956,286
9.88%, 08/15/30(a)	USD13,871	14,975,312
10.00%, 06/01/32(a)(b)	USD14,685	15,619,524
11.00%, 10/15/30(a)(b)	USD21,073	23,235,144
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD12,827	11,831,898
3.88%, 05/15/32(a)(b)	USD14,420	13,001,682
4.38%, 06/15/28(a)	USD15,334	14,935,533
6.25%, 01/15/33(a)(b)	USD14,182	14,274,679
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	USD13,918	12,637,184
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(d)	USD13,545	11,547,409
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	USD12,175	13,134,149
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	USD8,522	8,469,842
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	USD27,680	29,120,467
Radiology Partners Inc.
8.50%, 07/15/32(a)(b)	USD16,185	16,831,792
9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	USD14,114	13,757,159
RCN Corp., 11.63%, 04/15/23(c)	USD1,183	—
Select Medical Corp., 6.25%, 12/01/32(a)(b)	USD10,876	11,032,593
Security	Par (000)	Value
Health Care - Services (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	USD14,828	$15,582,775
Star Parent Inc., 9.00%, 10/01/30(a)(b)	USD19,302	20,610,202
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	USD15,741	16,196,104
Team Health Holdings Inc., 8.38%, 06/30/28(a)	USD6,130	6,195,530
Tenet Healthcare Corp.
4.25%, 06/01/29	USD25,785	25,209,283
4.38%, 01/15/30	USD27,021	26,371,802
4.63%, 06/15/28	USD11,056	11,011,696
5.13%, 11/01/27(b)	USD26,338	26,308,665
6.13%, 10/01/28	USD39,153	39,203,468
6.13%, 06/15/30	USD38,164	38,871,561
6.25%, 02/01/27(b)	USD20,066	20,099,274
6.75%, 05/15/31(b)	USD24,925	25,859,189
6.88%, 11/15/31(b)	USD7,761	8,430,270
Toledo Hospital (The)
4.98%, 11/15/45(b)	USD3,894	3,333,186
6.02%, 11/15/48(b)	USD6,380	6,152,872
Series B, 5.33%, 11/15/28	USD7,000	7,154,202
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	USD18,580	18,920,200
		1,083,601,237
Holding Companies - Diversified — 0.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	USD13,730	13,996,101
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	USD5,721	5,033,469
5.25%, 04/15/29(a)(b)	USD19,468	17,634,042
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	USD12,535	10,781,124
5.25%, 05/15/27	USD26,734	26,271,483
9.00%, 06/15/30(b)	USD13,078	12,587,656
9.75%, 01/15/29(b)	USD12,234	12,277,431
10.00%, 11/15/29(a)(b)	USD17,695	17,759,817
Prospect Capital Corp.
3.36%, 11/15/26(b)	USD4,989	4,832,530
3.44%, 10/15/28(b)	USD4,145	3,729,105
Stena International SA
7.25%, 01/15/31(a)	USD15,919	16,251,484
7.63%, 02/15/31(a)(b)	USD7,524	7,707,540
		148,861,782
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	USD7,648	7,941,714
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD6,248	5,906,559
4.63%, 04/01/30(a)	USD7,158	6,738,178
6.88%, 08/01/33(a)	USD8,040	8,047,043
Beazer Homes USA Inc.
5.88%, 10/15/27	USD7,789	7,777,359
7.25%, 10/15/29(b)	USD6,599	6,691,854
7.50%, 03/15/31(a)(b)	USD5,585	5,652,774
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	USD9,125	8,430,260
5.00%, 06/15/29(a)(b)	USD6,336	6,077,392
6.25%, 09/15/27(a)(b)	USD11,848	11,848,663
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Century Communities Inc.
3.88%, 08/15/29(a)	USD9,634	$9,033,679
6.63%, 09/15/33(a)	USD8,680	8,654,267
Dream Finders Homes Inc.
6.88%, 09/15/30(a)	USD5,805	5,777,891
8.25%, 08/15/28(a)(b)	USD6,104	6,296,447
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	USD8,971	9,173,026
Forestar Group Inc.
5.00%, 03/01/28(a)(b)	USD6,218	6,204,005
6.50%, 03/15/33(a)(b)	USD9,556	9,789,357
Installed Building Products Inc., 5.75%, 02/01/28(a)	USD5,932	5,929,231
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)	USD7,190	7,346,073
8.38%, 10/01/33(a)(b)	USD7,395	7,570,551
KB Home
4.00%, 06/15/31(b)	USD7,882	7,441,566
4.80%, 11/15/29(b)	USD5,539	5,495,091
6.88%, 06/15/27	USD5,977	6,094,036
7.25%, 07/15/30(b)	USD7,361	7,584,433
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	USD5,784	5,194,645
7.00%, 11/15/32(a)(b)	USD7,723	7,411,300
8.75%, 12/15/28(a)(b)	USD8,224	8,552,919
M/I Homes Inc.
3.95%, 02/15/30(b)	USD6,256	5,957,668
4.95%, 02/01/28	USD9,077	9,048,128
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	USD11,460	11,116,752
5.25%, 12/15/27(a)	USD10,335	10,294,830
New Home Co. Inc. (The)
8.50%, 11/01/30(a)(b)	USD6,130	6,343,434
9.25%, 10/01/29(a)	USD7,283	7,638,163
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	USD8,857	8,770,290
4.75%, 04/01/29(b)	USD6,374	6,238,092
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	USD6,504	6,819,633
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	USD10,433	10,419,237
5.75%, 01/15/28(a)	USD9,106	9,238,993
5.88%, 06/15/27(a)	USD10,453	10,557,404
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	USD10,239	9,743,064
Tri Pointe Homes Inc.
5.25%, 06/01/27(b)	USD6,659	6,684,617
5.70%, 06/15/28(b)	USD7,538	7,607,606
Winnebago Industries Inc., 6.25%, 07/15/28(a)	USD450	449,125
		325,587,349
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	USD6,926	5,974,677
12.25%, 11/15/26(a)(b)	USD12,157	10,664,485
Somnigroup International Inc.
3.88%, 10/15/31(a)(b)	USD15,973	14,758,561
4.00%, 04/15/29(a)(b)	USD15,899	15,311,578
Whirlpool Corp.
2.40%, 05/15/31	USD3,535	2,939,665
4.50%, 06/01/46(b)	USD8,495	6,436,006
4.60%, 05/15/50(b)	USD8,510	6,338,726
Security	Par (000)	Value
Home Furnishings (continued)
4.70%, 05/14/32	USD5,586	$5,117,260
4.75%, 02/26/29(b)	USD13,155	12,966,775
5.15%, 03/01/43	USD4,070	3,407,025
5.50%, 03/01/33(b)	USD5,615	5,276,069
5.75%, 03/01/34(b)	USD5,690	5,438,648
6.13%, 06/15/30(b)	USD11,255	11,144,438
6.50%, 06/15/33(b)	USD11,045	10,775,906
		116,549,819
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	USD10,884	9,561,290
Central Garden & Pet Co.
4.13%, 10/15/30(b)	USD9,778	9,288,966
4.13%, 04/30/31(a)(b)	USD8,119	7,602,484
5.13%, 02/01/28(b)	USD6,115	6,105,346
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	USD9,816	7,281,342
10.75%, 06/30/32(a)(b)	USD7,999	4,089,486
		43,928,914
Housewares — 0.5%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	USD14,307	10,013,910
Newell Brands Inc.
6.38%, 09/15/27(b)	USD10,301	10,273,691
6.38%, 05/15/30(b)	USD13,952	13,254,400
6.63%, 09/15/29(b)	USD9,319	9,113,556
6.63%, 05/15/32(b)	USD10,257	9,641,580
6.88%, 04/01/36(b)	USD6,960	6,559,949
7.50%, 04/01/46	USD11,118	9,174,425
8.50%, 06/01/28(a)	USD23,705	24,319,362
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	USD9,104	8,428,044
4.38%, 02/01/32(b)	USD7,835	7,243,031
4.50%, 10/15/29(b)	USD8,572	8,349,179
5.25%, 12/15/26(b)	USD2,871	2,873,021
SWF Holdings I Corp., 6.50%, 10/06/29(a)	USD4,919	2,361,028
		121,605,176
Insurance — 2.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	USD12,456	11,957,804
6.00%, 08/01/29(a)	USD9,236	9,143,762
6.75%, 07/01/32(a)	USD9,400	9,640,264
7.50%, 11/06/30(a)	USD20,284	20,979,295
8.25%, 02/01/29(a)	USD17,125	17,841,527
8.50%, 06/15/29(a)(b)	USD9,349	9,814,150
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD14,977	14,749,383
5.88%, 11/01/29(a)	USD8,214	8,191,232
6.50%, 10/01/31(a)(b)	USD17,915	18,371,600
6.75%, 10/15/27(a)	USD23,338	23,426,521
6.75%, 04/15/28(a)	USD23,015	23,432,860
7.00%, 01/15/31(a)(b)	USD26,562	27,511,538
7.38%, 10/01/32(a)(b)	USD12,512	12,909,894
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(e)	USD6,945	7,092,567
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD15,169	14,650,088
6.38%, 02/15/29(a)	USD14,207	14,481,749
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., 7.50%, 07/15/33(a)(b)	USD6,625	$6,825,744
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	USD14,388	14,819,640
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD23,739	24,829,855
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	USD28,120	29,341,224
Assurant Inc., 7.00%, 03/27/48(b)(e)	USD7,256	7,454,129
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	USD11,904	12,215,456
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)(b)	USD13,951	13,901,323
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(b)(e)	USD4,810	5,195,574
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.80%)(a)(e)	USD6,226	6,063,671
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(e)	USD10,511	10,989,187
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD18,589	19,159,385
8.13%, 02/15/32(a)	USD9,298	9,596,540
HUB International Ltd.
5.63%, 12/01/29(a)(b)	USD10,529	10,497,588
7.25%, 06/15/30(a)	USD60,477	63,137,867
7.38%, 01/31/32(a)(b)	USD34,637	35,898,558
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(a)(b)	USD5,750	5,696,811
8.50%, 03/15/30(a)	USD15,117	15,876,297
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.32%)(a)(b)(e)	USD6,814	6,660,380
4.30%, 02/01/61(a)(b)	USD12,610	8,094,120
7.80%, 03/07/87(a)	USD6,982	7,995,413
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	USD8,370	8,536,320
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD54,655	56,484,686
Ryan Specialty LLC
4.38%, 02/01/30(a)	USD7,387	7,221,378
5.88%, 08/01/32(a)(b)	USD22,137	22,506,267
USI Inc./New York, 7.50%, 01/15/32(a)(b)	USD11,979	12,402,578
		665,594,225
Internet — 1.9%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	USD9,651	8,875,315
Arches Buyer Inc.
4.25%, 06/01/28(a)	USD18,215	17,799,186
6.13%, 12/01/28(a)	USD9,723	9,473,034
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	USD7,642	7,486,517
5.63%, 09/15/28(a)(b)	USD8,226	8,141,970
Cars.com Inc., 6.38%, 11/01/28(a)(b)	USD8,281	8,247,971
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	USD11,675	11,149,208
Security	Par (000)	Value
Internet (continued)
7.00%, 06/15/27(a)(b)	USD5,185	$5,168,446
7.00%, 06/15/27(a)(b)	USD7,917	7,899,175
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	USD18,310	18,849,101
6.75%, 09/30/27(a)	USD16,873	17,134,413
7.13%, 09/30/30(a)(b)	USD12,236	12,627,956
Getty Images Inc.
10.50%, 11/15/30(a)(b)	USD11,015	11,105,046
11.25%, 02/21/30(a)(b)	USD3,540	3,513,760
14.00%, 03/01/28(a)(b)	USD6,978	6,786,105
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	USD14,010	13,340,269
5.25%, 12/01/27(a)	USD11,619	11,605,789
GrubHub Holdings Inc., 13.00%, 07/31/30, (13.00% PIK)(a)(b)(d)	USD8,649	7,287,561
ION Platform Finance U.S. Inc./ION Platform Finance SARL
4.63%, 05/01/28(a)	USD5,781	5,508,437
5.00%, 05/01/28(a)	USD6,444	6,011,717
5.75%, 05/15/28(a)	USD8,105	7,739,808
8.75%, 05/01/29(a)	USD12,551	12,771,559
9.00%, 08/01/29(a)	USD8,800	8,908,498
9.50%, 05/30/29(a)(b)	USD13,919	14,223,047
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	USD9,882	8,957,646
4.13%, 08/01/30(a)	USD9,602	9,037,495
4.63%, 06/01/28(a)	USD9,701	9,561,229
5.00%, 12/15/27(a)	USD9,453	9,419,613
5.63%, 02/15/29(a)(b)	USD7,222	7,206,057
6.13%, 09/15/33(a)	USD12,340	12,422,875
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	USD7,926	4,676,340
11.75%, 10/15/28(a)	USD8,195	5,336,994
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)(f)	USD17,465	16,855,898
8.13%, (5-year CMT + 4.25%)(a)(b)(e)(f)	USD9,950	10,395,824
9.75%, 04/15/29(a)	USD36,482	40,919,298
11.25%, 02/15/27(a)(b)	USD34,320	37,061,175
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(d)	USD13,183	12,886,056
Snap Inc.
6.88%, 03/01/33(a)(b)	USD27,805	28,434,644
6.88%, 03/15/34(a)(b)	USD10,315	10,499,597
Wayfair LLC
7.25%, 10/31/29(a)	USD15,095	15,609,287
7.75%, 09/15/30(a)(b)	USD12,809	13,511,984
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	USD9,287	8,731,665
		503,177,565
Iron & Steel — 1.0%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	USD6,374	5,227,005
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	USD4,301	3,868,672
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD8,819	8,833,825
Carpenter Technology Corp.
6.38%, 07/15/28(b)	USD6,134	6,160,941
7.63%, 03/15/30(b)	USD6,485	6,681,012
Champion Iron Canada Inc., 7.88%, 07/15/32(a)	USD10,080	10,568,124
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	USD6,377	$6,231,874
4.88%, 03/01/31(a)(b)	USD5,710	5,397,988
6.75%, 04/15/30(a)(b)	USD14,102	14,414,585
6.88%, 11/01/29(a)(b)	USD16,206	16,642,006
7.00%, 03/15/32(a)(b)	USD25,574	26,149,233
7.38%, 05/01/33(a)(b)	USD16,160	16,718,813
7.50%, 09/15/31(a)(b)	USD15,365	16,084,528
7.63%, 01/15/34(a)	USD19,338	20,104,981
Commercial Metals Co.
3.88%, 02/15/31(b)	USD5,698	5,319,835
4.13%, 01/15/30(b)	USD6,565	6,325,882
4.38%, 03/15/32(b)	USD6,041	5,709,679
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	USD2,700	2,892,050
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	USD7,785	8,059,460
8.00%, 11/01/27(a)(b)	USD11,257	11,497,044
8.50%, 05/01/30(a)(b)	USD11,208	11,684,654
9.25%, 10/01/28(a)(b)	USD20,106	21,081,262
U.S. Steel Corp.
6.65%, 06/01/37(b)	USD4,587	4,780,071
6.88%, 03/01/29(b)	USD8,119	8,198,355
		248,631,879
Leisure Time — 1.6%
Acushnet Co., 7.38%, 10/15/28(a)	USD7,801	8,092,800
Amer Sports Co., 6.75%, 02/16/31(a)(b)	USD16,713	17,397,431
Carnival Corp.
5.13%, 05/01/29(a)(b)	USD10,087	10,211,703
5.75%, 03/15/30(a)(b)	USD18,770	19,333,569
5.75%, 08/01/32(a)	USD43,520	44,707,343
5.88%, 06/15/31(a)	USD18,430	19,006,861
6.00%, 05/01/29(a)	USD34,078	34,589,170
6.13%, 02/15/33(a)	USD36,610	37,751,128
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)	USD10,050	9,420,510
Life Time Inc., 6.00%, 11/15/31(a)	USD10,094	10,235,821
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD9,750	9,930,106
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	USD9,528	7,442,801
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	USD19,245	19,235,889
6.25%, 03/01/30(a)	USD5,960	6,054,424
6.25%, 09/15/33(a)(b)	USD13,120	13,269,817
6.75%, 02/01/32(a)(b)	USD31,977	32,858,318
7.75%, 02/15/29(a)(b)	USD11,210	11,990,079
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	USD10,554	10,777,139
Sabre GLBL Inc.
8.63%, 06/01/27(a)	USD7,820	7,862,362
10.75%, 11/15/29(a)(b)	USD13,264	12,600,800
11.13%, 07/15/30(a)(b)	USD23,765	22,457,925
11.25%, 12/15/27(a)	USD3,725	3,813,469
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD12,207	12,409,229
7.00%, 02/15/29(a)	USD7,970	8,015,077
9.13%, 07/15/31(a)	USD11,341	12,150,169
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD6,465	6,458,632
Security	Par (000)	Value
Leisure Time (continued)
VOC Escrow Ltd., 5.00%, 02/15/28(a)	USD12,153	$12,119,278
		420,191,850
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	USD19,589	19,485,795
4.75%, 06/15/31(a)	USD16,875	16,248,769
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	USD7,410	6,579,045
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	USD11,940	12,361,492
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	USD27,713	25,531,113
3.75%, 05/01/29(a)	USD14,656	14,176,120
4.00%, 05/01/31(a)(b)	USD20,532	19,512,295
4.88%, 01/15/30(b)	USD17,763	17,737,347
5.75%, 05/01/28(a)(b)	USD7,879	7,887,785
5.75%, 09/15/33(a)	USD13,475	13,727,656
5.88%, 04/01/29(a)	USD11,619	11,860,808
5.88%, 03/15/33(a)	USD18,365	18,824,655
6.13%, 04/01/32(a)(b)	USD8,335	8,600,928
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	USD9,351	8,645,403
5.00%, 06/01/29(a)	USD15,702	15,077,296
6.63%, 01/15/32(a)	USD16,705	16,951,883
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	USD9,183	9,189,667
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	USD9,858	9,499,704
4.75%, 01/15/28(b)	USD7,278	7,199,816
6.50%, 10/01/33(a)(b)	USD10,130	9,988,298
MGM Resorts International
4.75%, 10/15/28(b)	USD14,068	13,973,467
5.50%, 04/15/27(b)	USD13,556	13,628,457
6.13%, 09/15/29(b)	USD15,982	16,271,354
6.50%, 04/15/32(b)	USD14,169	14,386,647
Station Casinos LLC
4.50%, 02/15/28(a)(b)	USD13,572	13,359,419
4.63%, 12/01/31(a)(b)	USD9,846	9,248,498
6.63%, 03/15/32(a)(b)	USD10,006	10,169,758
Travel & Leisure Co., 4.63%, 03/01/30(a)(b)	USD6,595	6,394,015
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	USD11,932	11,616,547
6.00%, 04/01/27(b)	USD8,383	8,500,639
6.13%, 09/01/33(a)	USD8,310	8,400,629
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	USD10,127	9,953,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	USD18,150	18,183,620
		423,172,850
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(a)(b)	USD7,271	7,027,473
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD8,341	8,147,887
4.13%, 04/15/29(a)	USD8,016	7,814,947
Chart Industries Inc.
7.50%, 01/01/30(a)	USD26,616	27,757,853
9.50%, 01/01/31(a)	USD7,710	8,255,899
33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Esab Corp., 6.25%, 04/15/29(a)(b)	USD14,023	$14,350,633
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	USD8,548	6,304,150
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	USD7,850	6,927,625
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	USD18,509	19,122,407
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	USD6,089	6,399,235
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	USD9,414	9,955,492
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	USD9,018	8,711,194
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	USD10,383	10,624,830
Terex Corp.
5.00%, 05/15/29(a)(b)	USD12,059	11,835,115
6.25%, 10/15/32(a)(b)	USD14,000	14,198,716
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	USD30,734	30,698,573
		198,132,029
Manufacturing — 0.7%
Amsted Industries Inc.
4.63%, 05/15/30(a)	USD7,488	7,327,963
6.38%, 03/15/33(a)(b)	USD9,295	9,619,721
Axon Enterprise Inc.
6.13%, 03/15/30(a)	USD18,000	18,486,684
6.25%, 03/15/33(a)(b)	USD13,455	13,907,152
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% Cash and 12.50% PIK)(a)(b)(d)	USD5,380	5,581,225
Calderys Financing LLC, 11.25%, 06/01/28(a)	USD8,578	9,062,871
Enpro Inc., 6.13%, 06/01/33(a)(b)	USD8,995	9,201,579
Entegris Inc.
3.63%, 05/01/29(a)(b)	USD7,119	6,768,588
4.38%, 04/15/28(a)(b)	USD7,525	7,399,319
4.75%, 04/15/29(a)(b)	USD28,923	28,744,106
5.95%, 06/15/30(a)(b)	USD16,684	16,938,264
Hillenbrand Inc.
3.75%, 03/01/31(b)	USD6,706	6,724,153
6.25%, 02/15/29(b)	USD9,810	10,078,578
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	USD8,817	8,692,189
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	USD9,320	9,518,423
Trinity Industries Inc., 7.75%, 07/15/28(a)(b)	USD10,913	11,311,259
		179,362,074
Media — 6.9%
AMC Networks Inc.
4.25%, 02/15/29(b)	USD851	731,816
10.25%, 01/15/29(a)	USD16,520	17,343,406
10.50%, 07/15/32(a)(b)	USD8,025	8,436,081
Block Communications Inc., 4.88%, 03/01/28(a)(b)	USD5,931	5,561,722
Cable One Inc., 4.00%, 11/15/30(a)(b)	USD11,884	9,388,482
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD54,154	49,015,788
4.25%, 01/15/34(a)(b)	USD36,864	30,955,569
4.50%, 08/15/30(a)(b)	USD49,751	46,637,294
4.50%, 05/01/32(b)	USD52,250	46,471,657
4.50%, 06/01/33(a)(b)	USD32,375	28,068,999
4.75%, 03/01/30(a)	USD55,220	52,506,771
Security	Par (000)	Value
Media (continued)
4.75%, 02/01/32(a)(b)	USD21,415	$19,387,414
5.00%, 02/01/28(a)(b)	USD45,460	45,003,741
5.13%, 05/01/27(a)	USD59,090	58,749,340
5.38%, 06/01/29(a)	USD26,836	26,485,084
6.38%, 09/01/29(a)	USD27,452	27,668,047
7.38%, 03/01/31(a)(b)	USD20,680	20,991,027
CSC Holdings LLC
3.38%, 02/15/31(a)	USD17,810	10,776,316
4.13%, 12/01/30(a)	USD19,758	12,153,365
4.50%, 11/15/31(a)	USD27,109	16,605,704
4.63%, 12/01/30(a)	USD42,010	15,180,650
5.00%, 11/15/31(a)	USD8,560	2,997,033
5.38%, 02/01/28(a)	USD17,835	14,790,072
5.50%, 04/15/27(a)	USD22,615	20,984,106
5.75%, 01/15/30(a)	USD40,855	15,309,839
6.50%, 02/01/29(a)	USD31,732	21,824,680
7.50%, 04/01/28(a)	USD18,613	12,495,087
11.25%, 05/15/28(a)	USD17,815	15,630,578
11.75%, 01/31/29(a)	USD37,066	29,280,676
Cumulus Media New Holdings Inc., 8.00%, 07/01/29(a)	USD2,980	849,300
Directv Financing LLC
8.88%, 02/01/30(a)(b)	USD13,908	13,826,538
8.88%, 02/01/30(a)	USD24,085	23,942,393
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	USD25,209	25,210,185
10.00%, 02/15/31(a)(b)	USD37,820	37,664,306
Discovery Communications LLC
3.63%, 05/15/30(b)	USD16,050	14,854,275
3.95%, 03/20/28	USD22,460	22,007,437
4.13%, 05/15/29(b)	USD7,900	7,642,144
5.00%, 09/20/37	USD9,430	7,977,780
6.35%, 06/01/40	USD8,495	7,620,865
DISH DBS Corp.
5.25%, 12/01/26(a)	USD44,820	44,099,039
5.75%, 12/01/28(a)	USD45,508	43,727,165
7.38%, 07/01/28	USD18,779	17,547,471
5.13%, 06/01/29	USD27,343	23,604,575
DISH Network Corp., 11.75%, 11/15/27(a)	USD53,346	56,161,762
EW Scripps Co. (The), 9.88%, 08/15/30(a)(b)	USD12,165	11,536,515
Gray Media Inc.
7.25%, 08/15/33(a)(b)	USD15,190	14,872,051
9.63%, 07/15/32(a)(b)	USD16,260	16,340,101
Gray Television Inc.
4.75%, 10/15/30(a)(b)	USD14,265	10,143,446
5.38%, 11/15/31(a)(b)	USD22,256	15,450,712
10.50%, 07/15/29(a)(b)	USD22,948	24,729,430
iHeartCommunications Inc.
4.75%, 01/15/28(a)(b)	USD2,385	2,164,622
7.75%, 08/15/30(a)(b)	USD12,937	10,811,532
9.13%, 05/01/29(a)	USD13,836	12,730,734
10.88%, 05/01/30(a)(b)	USD10,469	7,546,675
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	USD14,910	9,019,208
6.75%, 10/15/27(a)	USD20,625	12,900,731
Liberty Interactive LLC
8.25%, 02/01/30(b)	USD4,240	265,000
8.50%, 07/15/29(b)	USD2,777	222,160
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD17,540	17,504,701
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.38%, 09/01/31(a)	USD13,275	$13,623,442
8.00%, 08/01/29(a)	USD10,357	10,439,473
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	USD12,411	12,641,733
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	USD18,892	18,595,192
5.63%, 07/15/27(a)(b)	USD31,826	31,812,932
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(e)	USD11,496	11,266,080
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(e)	USD17,785	17,518,951
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(d)	USD9,400	5,945,171
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	USD9,882	8,935,071
5.38%, 01/15/31(a)	USD7,342	5,050,646
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	USD664	484,720
5.50%, 03/01/30(a)(b)	USD9,694	8,239,900
8.13%, 02/15/33(a)(b)	USD27,125	27,642,816
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	USD28,451	25,813,316
4.00%, 07/15/28(a)	USD37,830	36,767,777
4.13%, 07/01/30(a)(b)	USD27,318	25,712,182
5.00%, 08/01/27(a)	USD26,971	26,908,406
5.50%, 07/01/29(a)(b)	USD22,849	22,881,011
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD23,071	21,978,819
TEGNA Inc.
4.63%, 03/15/28(b)	USD19,402	19,149,801
5.00%, 09/15/29(b)	USD21,073	20,915,347
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	USD19,799	18,608,371
7.38%, 06/30/30(a)(b)	USD17,477	17,535,810
8.00%, 08/15/28(a)	USD28,497	29,336,066
8.50%, 07/31/31(a)	USD23,034	23,559,290
9.38%, 08/01/32(a)	USD25,345	26,753,491
Urban One Inc., 7.38%, 02/01/28(a)(b)	USD7,613	3,882,630
Versant Media Group Inc., 7.25%, 01/30/31(a)	USD1,640	1,671,697
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	USD16,613	14,828,335
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	USD16,468	15,305,125
5.50%, 05/15/29(a)(b)	USD26,147	25,666,695
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	USD10,170	9,965,527
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD27,930	25,374,863
7.50%, 01/15/33(a)	USD9,145	9,318,773
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	USD8,927	7,899,310
Ziggo BV, 4.88%, 01/15/30(a)	USD17,674	16,681,596
		1,813,113,562
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD8,158	8,137,979
6.38%, 06/15/30(a)(b)	USD9,692	9,873,570
Park-Ohio Industries Inc., 8.50%, 08/01/30(a)(b)	USD6,215	6,343,775
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	USD10,060	9,858,260
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	USD7,093	$6,957,351
Vallourec SACA, 7.50%, 04/15/32(a)(b)	USD14,630	15,549,847
		56,720,782
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	USD9,835	9,572,838
7.13%, 03/15/31(a)(b)	USD14,232	15,042,356
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	USD9,565	9,805,435
6.38%, 09/15/32(a)	USD9,215	9,536,198
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	USD13,405	14,240,788
11.50%, 10/01/31(a)	USD8,814	9,796,029
Century Aluminum Co., 6.88%, 08/01/32(a)(b)	USD7,380	7,587,208
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	USD6,367	6,303,112
Compass Minerals International Inc.
6.75%, 12/01/27(a)(b)	USD5,285	5,312,006
8.00%, 07/01/30(a)(b)	USD11,225	11,682,116
Constellium SE
3.75%, 04/15/29(a)(b)	USD9,680	9,242,214
5.63%, 06/15/28(a)(b)	USD8,031	8,013,869
6.38%, 08/15/32(a)(b)	USD7,024	7,224,423
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	USD10,018	10,038,347
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	USD20,932	20,259,497
4.50%, 09/15/27(a)	USD12,045	11,996,904
5.88%, 04/15/30(a)	USD10,236	10,560,952
6.13%, 04/15/32(a)(b)	USD14,510	15,140,880
Hecla Mining Co., 7.25%, 02/15/28(b)	USD4,052	4,084,011
Hudbay Minerals Inc., 6.13%, 04/01/29(a)	USD10,943	11,080,641
IAMGOLD Corp., 5.75%, 10/15/28(a)	USD9,668	9,631,801
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	USD5,405	5,564,394
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	USD11,025	10,519,741
4.63%, 03/01/28(a)(b)	USD10,301	10,293,315
5.88%, 03/01/34(a)	USD4,235	4,219,517
New Gold Inc., 6.88%, 04/01/32(a)(b)	USD8,495	8,883,638
Novelis Corp.
3.88%, 08/15/31(a)	USD14,562	13,343,448
4.75%, 01/30/30(a)	USD29,583	28,594,301
6.38%, 08/15/33(a)	USD10,910	11,053,739
6.88%, 01/30/30(a)(b)	USD14,217	14,757,843
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	USD7,918	8,274,310
Taseko Mines Ltd., 8.25%, 05/01/30(a)	USD10,566	11,171,030
		342,826,901
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)	USD8,356	8,392,883
7.25%, 03/15/29(a)(b)	USD6,860	6,918,166
Xerox Corp.
4.80%, 03/01/35(b)	USD4,012	1,198,585
6.75%, 12/15/39(b)	USD5,351	1,978,158
10.25%, 10/15/30(a)(b)	USD7,220	7,382,154
13.50%, 04/15/31(a)(b)	USD8,805	8,515,500
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	USD13,101	6,222,975
8.88%, 11/30/29(a)(b)	USD8,852	3,850,620
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	USD10,439	$10,818,479
		55,277,520
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)(b)	USD6,374	6,364,231
Steelcase Inc., 5.13%, 01/18/29(b)	USD7,925	7,746,688
		14,110,919
Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	USD19,569	20,302,022
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	USD7,978	7,954,618
6.63%, 10/15/32(a)	USD10,825	11,039,303
6.63%, 07/15/33(a)	USD9,035	9,196,519
9.00%, 11/01/27(a)	USD2,269	2,673,858
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	USD11,024	10,855,166
8.50%, 04/30/30(a)(b)	USD14,456	14,819,499
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	USD1,935	1,937,944
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	USD22,416	22,417,463
10.38%, 11/15/30(a)(b)	USD11,731	11,676,011
California Resources Corp.
7.00%, 01/15/34(a)(b)	USD3,040	3,026,469
8.25%, 06/15/29(a)	USD17,520	18,225,390
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	USD6,239	6,225,482
9.75%, 07/15/28(a)(b)	USD6,482	6,353,203
Caturus Energy LLC, 8.50%, 02/15/30(a)(b)	USD10,205	10,402,385
Chord Energy Corp.
6.00%, 10/01/30(a)	USD9,905	9,928,573
6.75%, 03/15/33(a)(b)	USD14,065	14,362,897
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD11,973	12,450,687
Civitas Resources Inc.
8.38%, 07/01/28(a)(b)	USD24,448	25,260,505
8.63%, 11/01/30(a)	USD17,913	18,519,230
8.75%, 07/01/31(a)(b)	USD24,089	24,764,806
9.63%, 06/15/33(a)(b)	USD13,480	14,461,870
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	USD9,925	9,964,879
7.25%, 03/01/32(a)	USD11,831	12,335,533
7.38%, 01/15/31(a)	USD9,085	9,403,893
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	USD17,603	16,752,934
6.75%, 03/01/29(a)(b)	USD22,415	22,220,879
6.75%, 03/01/29(a)	USD7,420	7,347,170
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	USD18,124	17,117,822
7.63%, 04/01/32(a)	USD20,812	20,178,139
8.38%, 01/15/34(a)(b)	USD10,865	10,626,731
CVR Energy Inc.
5.75%, 02/15/28(a)	USD7,854	7,773,307
8.50%, 01/15/29(a)(b)	USD11,458	11,742,594
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD11,199	11,889,318
Energean PLC, 6.50%, 04/30/27(a)(b)	USD6,805	6,787,987
EnQuest PLC, 11.63%, 11/01/27(a)(b)	USD7,958	8,085,790
Security	Par (000)	Value
Oil & Gas (continued)
Global Marine Inc., 7.00%, 06/01/28(b)	USD4,953	$4,715,256
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	USD13,310	13,589,726
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD11,212	11,002,424
6.00%, 04/15/30(a)	USD9,284	9,053,381
6.00%, 02/01/31(a)	USD11,210	10,613,862
6.25%, 11/01/28(a)(b)	USD10,803	10,821,151
6.25%, 04/15/32(a)	USD9,189	8,724,007
6.88%, 05/15/34(a)	USD8,602	8,171,867
7.25%, 02/15/35(a)(b)	USD17,756	17,103,987
8.38%, 11/01/33(a)	USD10,965	11,342,722
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	USD14,720	15,433,243
Karoon USA Finance Inc., 10.50%, 05/14/29(a)(b)	USD3,788	3,900,845
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	USD9,164	8,972,120
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	USD12,055	12,464,424
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD8,220	8,334,299
Matador Resources Co.
6.25%, 04/15/33(a)(b)	USD14,230	14,208,964
6.50%, 04/15/32(a)	USD17,397	17,557,313
6.88%, 04/15/28(a)	USD11,040	11,250,345
MEG Energy Corp., 5.88%, 02/01/29(a)	USD10,996	11,004,291
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	USD14,425	13,923,633
Murphy Oil Corp.
5.88%, 12/01/42(b)	USD5,744	4,889,340
6.00%, 10/01/32(b)	USD11,735	11,565,433
Nabors Industries Inc.
7.38%, 05/15/27(a)	USD10,245	10,388,092
8.88%, 08/15/31(a)(b)	USD10,010	9,512,347
9.13%, 01/31/30(a)	USD12,036	12,647,790
Nabors Industries Ltd., 7.50%, 01/15/28(a)	USD7,132	7,165,092
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD26,376	27,374,147
Northern Oil & Gas Inc.
7.88%, 10/15/33(a)	USD12,225	11,907,182
8.75%, 06/15/31(a)(b)	USD9,560	9,743,454
Parkland Corp.
4.50%, 10/01/29(a)	USD14,421	13,920,666
4.63%, 05/01/30(a)(b)	USD14,551	14,116,984
5.88%, 07/15/27(a)	USD10,010	9,996,299
6.63%, 08/15/32(a)	USD9,102	9,292,295
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	USD16,232	16,114,190
7.88%, 09/15/30(a)(b)	USD9,126	9,167,331
9.88%, 03/15/30(a)(b)	USD14,875	15,769,523
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD13,197	13,208,534
6.25%, 02/01/33(a)(b)	USD18,567	18,890,641
7.00%, 01/15/32(a)	USD18,746	19,448,094
8.00%, 04/15/27(a)	USD7,797	7,904,391
9.88%, 07/15/31(a)	USD5,133	5,565,045
Precision Drilling Corp., 6.88%, 01/15/29(a)	USD7,855	7,899,962
Range Resources Corp.
4.75%, 02/15/30(a)(b)	USD10,307	10,085,655
8.25%, 01/15/29	USD7,134	7,277,722
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	USD93	$94,092
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	USD11,115	11,370,603
SM Energy Co.
6.50%, 07/15/28(b)	USD7,051	7,113,535
6.63%, 01/15/27	USD8,351	8,356,395
6.75%, 08/01/29(a)	USD14,447	14,416,825
7.00%, 08/01/32(a)(b)	USD14,100	13,793,539
Sunoco LP
5.63%, 03/15/31(a)	USD15,465	15,474,975
5.88%, 03/15/34(a)	USD12,705	12,702,916
6.25%, 07/01/33(a)(b)	USD18,135	18,517,939
7.00%, 05/01/29(a)	USD14,478	15,049,620
7.25%, 05/01/32(a)	USD13,661	14,402,287
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	USD14,439	14,158,075
4.50%, 04/30/30	USD14,515	14,060,674
5.88%, 03/15/28	USD7,640	7,652,698
6.00%, 04/15/27(b)	USD11,648	11,665,786
7.00%, 09/15/28(a)	USD10,330	10,653,339
Talos Production Inc.
9.00%, 02/01/29(a)(b)	USD12,100	12,440,966
9.38%, 02/01/31(a)(b)	USD12,130	12,405,219
Teine Energy Ltd., 6.88%, 04/15/29(a)	USD8,674	8,652,955
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD13,783	13,361,807
Transocean Aquila Ltd., 8.00%, 09/30/28(a)(b)	USD4,773	4,895,655
Transocean International Ltd.
6.80%, 03/15/38(b)	USD11,133	9,759,281
7.50%, 04/15/31	USD7,156	6,841,203
7.88%, 10/15/32(a)(b)	USD3,425	3,527,233
8.25%, 05/15/29(a)(b)	USD16,219	16,313,946
8.50%, 05/15/31(a)(b)	USD16,268	16,151,103
8.75%, 02/15/30(a)(b)	USD16,179	16,977,094
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD7,683	7,895,408
Valaris Ltd., 8.38%, 04/30/30(a)(b)	USD21,053	21,956,321
Vermilion Energy Inc.
6.88%, 05/01/30(a)(b)	USD7,285	6,935,192
7.25%, 02/15/33(a)(b)	USD7,440	6,869,603
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	USD5,934	5,833,938
7.88%, 04/15/32(a)(b)	USD18,865	17,853,044
9.75%, 10/15/30(b)	USD5,775	5,937,647
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	USD6,082	5,704,125
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	USD11,474	11,450,569
		1,356,364,552
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	USD14,747	14,809,763
6.63%, 09/01/32(a)(b)	USD13,555	13,931,043
6.88%, 04/01/27(a)(b)	USD5,782	5,800,873
Bristow Group Inc., 6.88%, 03/01/28(a)	USD7,684	7,682,840
CHC Group LLC, 11.75%, 09/01/30(a)(b)	USD9,410	8,784,630
Enerflex Ltd., 9.00%, 10/15/27(a)	USD10,076	10,282,820
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)(b)	USD6,732	7,116,377
Kodiak Gas Services LLC
6.50%, 10/01/33(a)	USD12,125	12,424,948
Security	Par (000)	Value
Oil & Gas Services (continued)
6.75%, 10/01/35(a)(b)	USD9,780	$10,071,591
7.25%, 02/15/29(a)(b)	USD15,630	16,230,692
Oceaneering International Inc., 6.00%, 02/01/28(b)	USD6,778	6,836,094
SESI LLC, 7.88%, 09/30/30(a)(b)	USD7,145	7,012,108
Star Holding LLC, 8.75%, 08/01/31(a)(b)	USD6,981	6,747,435
TGS ASA, 8.50%, 01/15/30(a)(b)	USD6,210	6,430,457
Tidewater Inc., 9.13%, 07/15/30(a)(b)	USD7,670	8,186,444
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD10,840	10,881,615
7.13%, 03/15/29(a)(b)	USD19,781	20,430,608
Viridien, 10.00%, 10/15/30(a)(b)	USD8,010	8,392,867
WBI Operating LLC
6.25%, 10/15/30(a)	USD8,000	7,992,400
6.50%, 10/15/33(a)	USD6,000	5,999,220
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	USD17,000	17,373,337
		213,418,162
Packaging & Containers — 2.2%
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(a)(d)	USD8,569	85,690
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	USD11,087	10,577,388
4.00%, 09/01/29(a)(b)	USD18,825	17,550,738
6.00%, 06/15/27(a)	USD9,789	9,814,236
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	USD15,911	14,638,120
5.25%, 08/15/27(a)	USD17,695	4,423,750
Ball Corp.
2.88%, 08/15/30(b)	USD24,787	22,662,653
3.13%, 09/15/31(b)	USD16,433	14,974,855
5.50%, 09/15/33(b)	USD13,880	14,048,656
6.00%, 06/15/29(b)	USD18,686	19,142,947
6.88%, 03/15/28	USD13,376	13,608,997
Cascades Inc./Cascades USA Inc.
5.38%, 01/15/28(a)(b)	USD9,389	9,378,877
6.75%, 07/15/30(a)(b)	USD8,445	8,638,644
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	USD5,236	4,913,201
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD9,478	9,515,865
6.75%, 04/15/32(a)	USD26,525	26,615,132
6.88%, 01/15/30(a)	USD9,675	9,771,625
8.75%, 04/15/30(a)(b)	USD20,731	20,773,395
Crown Americas LLC
5.25%, 04/01/30(b)	USD9,230	9,371,847
5.88%, 06/01/33(a)(b)	USD12,830	13,002,910
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	USD6,302	6,479,685
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	USD10,650	10,599,953
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	USD9,009	8,704,641
3.50%, 03/01/29(a)(b)	USD6,730	6,377,656
3.75%, 02/01/30(a)(b)	USD7,570	7,110,861
4.75%, 07/15/27(a)(b)	USD6,521	6,508,747
6.38%, 07/15/32(a)(b)	USD9,316	9,438,282
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	USD7,459	$6,434,104
LABL Inc.
5.88%, 11/01/28(a)(b)	USD8,924	6,361,664
8.25%, 11/01/29(a)(b)	USD8,169	3,961,965
8.63%, 10/01/31(a)(b)	USD17,147	11,022,378
9.50%, 11/01/28(a)(b)	USD5,205	3,880,787
10.50%, 07/15/27(a)(b)	USD12,154	7,938,093
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	USD41,520	41,629,073
9.25%, 04/15/27(a)	USD24,915	24,601,328
OI European Group BV, 4.75%, 02/15/30(a)(b)	USD7,713	7,270,558
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	USD12,053	12,055,623
7.25%, 05/15/31(a)(b)	USD12,679	12,425,514
7.38%, 06/01/32(a)(b)	USD5,658	5,535,629
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	USD8,738	8,610,923
5.00%, 04/15/29(a)(b)	USD8,038	7,981,139
6.50%, 07/15/32(a)(b)	USD7,405	7,662,694
6.88%, 07/15/33(a)(b)	USD8,556	9,315,773
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	USD15,445	15,645,816
7.25%, 02/15/31(a)(b)	USD7,952	8,347,397
Silgan Holdings Inc., 4.13%, 02/01/28(b)	USD11,226	11,011,870
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)	USD17,855	16,740,568
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)(b)	USD11,868	12,667,701
TriMas Corp., 4.13%, 04/15/29(a)(b)	USD7,983	7,719,061
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	USD11,095	11,494,131
12.25%, 01/15/31(a)	USD10,960	11,434,649
		580,477,789
Pharmaceuticals — 2.0%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD85,400	89,269,434
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	USD9,420	8,946,092
5.13%, 03/01/30(a)(b)	USD11,097	10,615,887
6.13%, 08/01/28(a)(b)	USD7,754	7,751,227
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)(b)	USD10,945	11,475,187
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	USD9,045	9,005,473
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	USD23,163	21,078,330
5.00%, 01/30/28(a)	USD6,376	5,583,017
5.00%, 02/15/29(a)	USD6,650	5,175,861
5.25%, 01/30/30(a)	USD11,595	8,350,081
5.25%, 02/15/31(a)	USD6,510	4,386,503
6.25%, 02/15/29(a)	USD12,620	10,348,400
7.25%, 05/30/29(a)	USD4,030	3,294,525
11.00%, 09/30/28(a)	USD26,510	27,788,842
14.00%, 10/15/30(a)	USD4,751	4,818,369
BellRing Brands Inc., 7.00%, 03/15/30(a)(b)	USD16,200	16,704,031
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)	USD3,621	3,549,982
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(e)	USD14,235	14,793,411
Security	Par (000)	Value
Pharmaceuticals (continued)
7.00%, 03/10/55, (5-year CMT + 2.89%)(e)	USD40,255	$42,295,164
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	USD15,267	15,907,634
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	USD20,394	21,616,070
Grifols SA, 4.75%, 10/15/28(a)(b)	USD14,382	13,906,543
Harrow Inc., 8.63%, 09/15/30(a)(b)	USD3,725	3,939,187
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	USD11,238	9,862,497
12.25%, 04/15/29(a)	USD13,462	14,555,128
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	USD29,236	28,645,319
Option Care Health Inc., 4.38%, 10/31/29(a)(b)	USD10,391	10,028,361
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	USD38,709	36,828,405
5.13%, 04/30/31(a)(b)	USD32,450	24,874,119
6.75%, 05/15/34(a)(b)	USD9,296	8,328,519
7.88%, 05/15/34(a)(b)	USD9,137	7,110,243
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	USD8,669	6,671,345
6.63%, 04/01/30(a)(b)	USD9,964	7,584,160
Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc., 8.75%, 04/17/32(a)(b)	USD9,555	9,005,777
		524,093,123
Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	USD14,390	14,381,036
5.75%, 01/15/28(a)	USD12,706	12,701,013
5.75%, 10/15/33(a)	USD9,940	9,925,732
6.63%, 02/01/32(a)(b)	USD11,454	11,858,131
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD11,072	11,486,215
7.25%, 07/15/32(a)	USD10,671	11,205,489
Buckeye Partners LP
3.95%, 12/01/26	USD11,630	11,528,824
4.13%, 12/01/27	USD8,028	7,938,252
4.50%, 03/01/28(a)	USD9,574	9,477,808
5.60%, 10/15/44(b)	USD5,248	4,838,980
5.85%, 11/15/43	USD6,924	6,496,631
6.75%, 02/01/30(a)(b)	USD10,245	10,692,512
6.88%, 07/01/29(a)	USD11,545	11,956,418
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD8,370	8,011,777
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD26,413	26,132,370
7.50%, 12/15/33(a)(b)	USD10,140	10,971,024
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD7,961	8,000,120
7.38%, 06/30/33(a)	USD10,735	10,890,797
8.63%, 03/15/29(a)	USD20,464	21,358,850
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(e)	USD15,020	14,883,959
6.75%, 02/15/56, (5-year CMT + 2.48%)(e)	USD14,520	14,564,983
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(e)	USD7,695	$7,952,706
8.00%, 05/15/54, (5-year CMT + 4.02%)(e)	USD14,709	15,702,122
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	USD6,110	6,450,852
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD10,341	10,405,404
7.88%, 05/15/32(b)	USD13,135	13,528,888
8.00%, 05/15/33	USD11,037	11,399,124
8.25%, 01/15/29(b)	USD12,460	13,018,161
8.88%, 04/15/30	USD10,289	10,843,958
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	USD7,426	7,516,775
7.13%, 07/01/33(a)	USD8,685	8,807,988
8.25%, 01/15/32(a)(b)	USD8,993	9,401,615
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD14,930	15,093,558
7.50%, 05/15/32(a)(b)	USD9,905	10,264,839
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD14,890	14,502,604
5.13%, 06/15/28(a)	USD10,574	10,550,185
5.50%, 10/15/30(a)(b)	USD7,907	7,959,004
5.88%, 03/01/28(a)(b)	USD14,925	15,232,306
6.50%, 06/01/29(a)(b)	USD11,566	11,984,724
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD10,375	10,691,593
7.38%, 07/15/32(a)(b)	USD12,197	12,780,785
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD23,348	22,614,233
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	USD19,736	19,883,507
6.63%, 12/15/28(a)	USD21,126	21,697,944
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	USD7,643	7,860,290
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	USD45,995	11,209,030
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD17,237	17,645,413
8.38%, 02/15/32(a)(b)	USD23,618	24,149,688
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)(b)	USD12,032	12,261,378
NuStar Logistics LP
5.63%, 04/28/27	USD11,996	12,098,169
6.38%, 10/01/30(b)	USD11,460	11,935,132
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD8,630	8,857,625
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	USD6,521	6,381,558
4.95%, 07/15/29(a)	USD10,214	10,126,210
6.75%, 03/15/33(a)(b)	USD9,395	9,833,202
6.88%, 04/15/40(a)	USD8,868	9,143,334
7.50%, 07/15/38(a)	USD4,673	5,067,714
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(e)	USD11,090	11,863,650
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(e)	USD8,370	8,713,580
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	USD15,560	15,828,737
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD14,860	$14,770,425
6.00%, 12/31/30(a)(b)	USD13,530	13,426,678
6.00%, 09/01/31(a)	USD8,670	8,523,856
6.75%, 03/15/34(a)	USD11,175	11,089,065
7.38%, 02/15/29(a)	USD15,017	15,459,926
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	USD10,442	10,923,898
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	USD21,854	19,288,498
6.25%, 01/15/30(a)(b)	USD18,194	18,560,646
3.88%, 08/15/29(a)	USD22,734	21,535,748
4.13%, 08/15/31(a)	USD23,095	21,352,097
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	USD27,220	27,546,096
8.13%, 06/01/28(a)(b)	USD41,491	42,740,916
8.38%, 06/01/31(a)(b)	USD41,455	42,559,195
9.50%, 02/01/29(a)	USD54,232	58,367,895
9.88%, 02/01/32(a)(b)	USD36,180	38,645,739
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)	USD35,360	37,037,938
6.75%, 01/15/36(a)(b)	USD33,025	34,977,141
7.50%, 05/01/33(a)	USD22,700	24,963,167
7.75%, 05/01/35(a)(b)	USD22,590	25,490,850
Western Midstream Operating LP, 7.25%, 04/01/30(a)(b)	USD9,840	10,482,040
		1,218,300,320
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	USD11,699	11,783,298
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	USD7,810	7,189,460
5.75%, 01/15/29(a)(b)	USD9,585	9,198,547
9.75%, 04/15/30(a)	USD9,140	9,952,144
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD9,843	9,921,281
8.88%, 09/01/31(a)(b)	USD7,385	7,910,962
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD7,790	7,961,536
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	USD8,174	8,643,204
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD11,364	10,922,255
4.38%, 02/01/31(a)	USD12,369	11,661,569
5.38%, 08/01/28(a)	USD15,000	14,975,295
Hunt Companies Inc., 5.25%, 04/15/29(a)(b)	USD11,664	11,341,894
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	USD10,818	10,241,245
4.75%, 02/01/30(b)	USD10,792	9,967,270
5.00%, 03/01/31(b)	USD11,468	10,585,902
Newmark Group Inc., 7.50%, 01/12/29(b)	USD9,773	10,447,093
		162,702,955
Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	USD8,208	7,900,198
Arbor Realty SR Inc., 7.88%, 07/15/30(a)(b)	USD8,285	8,430,567
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)(b)	USD5,721	$5,613,331
7.75%, 12/01/29(a)	USD8,130	8,567,614
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD8,690	8,555,286
4.55%, 10/01/29(b)	USD6,370	6,122,547
6.13%, 01/15/31	USD2,000	2,008,759
8.30%, 03/15/28	USD6,703	7,160,218
8.88%, 04/12/29(b)	USD10,075	10,944,516
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD8,963	8,829,050
Diversified Healthcare Trust
4.38%, 03/01/31(b)	USD9,933	8,717,343
4.75%, 02/15/28(b)	USD9,523	9,076,481
7.25%, 10/15/30(a)	USD4,640	4,686,558
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)	USD4,085	4,095,660
Global Net Lease Inc., 4.50%, 09/30/28(a)	USD8,556	8,391,196
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	USD7,132	6,090,048
3.95%, 11/01/27(b)	USD7,455	7,138,235
4.65%, 04/01/29(b)	USD8,950	8,239,957
5.95%, 02/15/28(b)	USD6,384	6,240,922
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	USD19,451	18,656,366
4.88%, 09/15/27(a)(b)	USD18,191	18,134,488
4.88%, 09/15/29(a)(b)	USD18,240	18,001,043
5.00%, 07/15/28(a)	USD9,856	9,801,058
5.25%, 03/15/28(a)	USD15,592	15,583,884
5.25%, 07/15/30(a)	USD23,775	23,664,187
5.63%, 07/15/32(a)(b)	USD11,060	11,056,066
6.25%, 01/15/33(a)(b)	USD21,960	22,459,085
7.00%, 02/15/29(a)	USD18,512	19,068,304
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD13,591	13,137,357
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD10,827	10,717,999
4.75%, 06/15/29(a)	USD12,134	11,897,137
5.50%, 08/01/30(b)	USD4,575	4,660,177
7.00%, 07/15/31(a)	USD10,278	10,795,353
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD10,670	10,721,003
6.38%, 08/01/30(a)	USD18,670	18,913,468
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	USD24,284	17,146,097
4.63%, 08/01/29(b)	USD16,169	13,219,964
5.00%, 10/15/27(b)	USD25,522	24,555,344
8.50%, 02/15/32(a)(b)	USD26,990	28,276,964
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	USD74	57,700
9.00%, 03/31/29(a)(b)	USD4,945	5,026,631
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	USD12,904	12,533,086
5.88%, 10/01/28(a)	USD13,366	13,354,060
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/01/30(a)	USD10,535	$10,788,577
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	USD7,781	7,855,293
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD10,719	10,545,056
4.75%, 10/15/27	USD13,678	13,647,437
6.50%, 04/01/32(a)(b)	USD18,087	18,606,513
6.50%, 06/15/33(a)	USD11,306	11,669,115
7.25%, 07/15/28(a)	USD6,809	7,021,046
Rithm Capital Corp.
8.00%, 04/01/29(a)	USD14,568	14,863,468
8.00%, 07/15/30(a)	USD9,680	9,812,393
RLJ Lodging Trust, 4.00%, 09/15/29(a)(b)	USD8,951	8,452,646
SBA Communications Corp.
3.13%, 02/01/29(b)	USD28,367	26,815,104
3.88%, 02/15/27	USD28,177	27,861,778
Service Properties Trust
0.00%, 09/30/27(a)(g)	USD6,710	5,915,037
3.95%, 01/15/28(b)	USD7,008	6,520,896
4.38%, 02/15/30(b)	USD7,045	5,929,253
4.95%, 02/15/27(b)	USD7,613	7,593,535
4.95%, 10/01/29(b)	USD7,508	6,487,841
5.50%, 12/15/27	USD7,846	7,642,150
8.38%, 06/15/29	USD12,856	12,770,679
8.63%, 11/15/31(a)(b)	USD17,730	18,702,260
8.88%, 06/15/32(b)	USD9,340	9,217,480
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	USD8,653	8,575,854
5.25%, 10/15/28(a)(b)	USD7,000	7,025,361
5.75%, 01/15/31(a)	USD4,000	4,056,447
6.00%, 04/15/30(a)	USD7,126	7,277,834
6.50%, 07/01/30(a)(b)	USD8,950	9,308,483
6.50%, 10/15/30(a)	USD8,976	9,338,873
7.25%, 04/01/29(a)	USD12,619	13,290,507
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	USD12,014	10,770,528
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	USD11,106	10,854,856
6.50%, 02/15/29(a)	USD19,725	18,461,138
8.63%, 06/15/32(a)(b)	USD10,790	10,105,087
Vornado Realty LP, 3.40%, 06/01/31(b)	USD7,301	6,580,179
XHR LP
4.88%, 06/01/29(a)(b)	USD8,820	8,621,823
6.63%, 05/15/30(a)(b)	USD7,115	7,262,416
		868,492,250
Retail — 5.1%
Academy Ltd., 6.00%, 11/15/27(a)	USD8,363	8,383,297
Advance Auto Parts Inc.
1.75%, 10/01/27	USD6,951	6,499,799
3.50%, 03/15/32(b)	USD6,867	5,948,601
3.90%, 04/15/30	USD9,740	8,930,843
5.95%, 03/09/28	USD5,912	5,984,511
7.00%, 08/01/30(a)	USD14,590	14,721,068
7.38%, 08/01/33(a)(b)	USD15,670	15,865,875
Arko Corp., 5.13%, 11/15/29(a)(b)	USD8,348	6,967,619
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	USD8,563	8,492,598
4.63%, 11/15/29(a)(b)	USD14,908	14,480,231
4.75%, 03/01/30(b)	USD8,515	8,322,729
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 02/15/32(a)(b)	USD11,613	$11,182,655
Bath & Body Works Inc.
5.25%, 02/01/28(b)	USD8,391	8,445,944
6.63%, 10/01/30(a)(b)	USD15,763	16,201,795
6.69%, 01/15/27(b)	USD5,934	6,055,783
6.75%, 07/01/36(b)	USD10,926	11,308,792
6.88%, 11/01/35(b)	USD15,068	15,753,489
6.95%, 03/01/33(b)	USD4,976	5,152,175
7.50%, 06/15/29(b)	USD8,915	9,145,167
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc., 9.50%, 07/01/32(a)	USD9,765	9,825,934
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	USD5,557	4,906,768
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	USD5,872	5,762,584
Brinker International Inc., 8.25%, 07/15/30(a)	USD7,255	7,684,895
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	USD13,305	12,820,147
3.88%, 01/15/28(a)	USD28,329	27,817,608
4.00%, 10/15/30(a)	USD52,714	49,835,199
4.38%, 01/15/28(a)	USD13,739	13,563,010
5.63%, 09/15/29(a)(b)	USD9,185	9,348,226
6.13%, 06/15/29(a)	USD22,223	22,836,221
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(d)	USD24,675	25,769,463
9.00%, 06/01/31, (9.00% Cash)(a)(b)(d)	USD41,545	46,229,215
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	USD14,142	15,072,317
Dick's Sporting Goods Inc., 4.00%, 10/01/29(a)(b)	USD4,834	4,729,428
EG Global Finance PLC, 12.00%, 11/30/28(a)	USD16,267	17,817,440
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	USD15,180	14,427,659
9.25%, 01/15/31(a)	USD9,075	9,156,926
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	USD17,910	17,136,014
6.75%, 01/15/30(a)(b)	USD22,627	20,973,932
FirstCash Inc.
4.63%, 09/01/28(a)	USD9,168	9,042,458
5.63%, 01/01/30(a)	USD10,001	10,016,032
6.88%, 03/01/32(a)	USD8,096	8,400,633
Gap Inc. (The)
3.63%, 10/01/29(a)	USD14,602	13,738,093
3.88%, 10/01/31(a)	USD14,077	12,820,401
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	USD9,451	9,096,588
8.75%, 01/15/32(a)	USD9,685	9,190,138
11.50%, 08/15/29(a)(b)	USD9,957	10,209,386
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD14,144	13,722,281
6.38%, 01/15/30(a)	USD9,527	9,717,626
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	USD7,971	7,811,279
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	USD10,958	10,935,489
Security	Par (000)	Value
Retail (continued)
Kohl's Corp.
5.13%, 05/01/31(b)	USD9,227	$7,150,046
5.55%, 07/17/45(b)	USD7,920	5,140,080
10.00%, 06/01/30(a)(b)	USD7,200	7,820,884
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	USD13,394	12,217,071
9.50%, 06/15/31(a)	USD13,835	14,474,869
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD19,794	19,269,180
8.25%, 08/01/31(a)(b)	USD17,173	18,068,366
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	USD15,130	14,447,807
4.38%, 01/15/31(a)(b)	USD11,115	10,596,162
4.63%, 12/15/27(a)(b)	USD8,631	8,565,246
5.50%, 10/01/30(a)(b)	USD10,050	10,067,487
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	USD4,499	3,255,640
4.50%, 12/15/34(b)	USD6,280	5,589,248
5.13%, 01/15/42(b)	USD4,552	3,707,105
5.88%, 03/15/30(a)	USD1,973	1,972,849
6.13%, 03/15/32(a)(b)	USD8,036	8,074,830
7.38%, 08/01/33(a)(b)	USD7,945	8,372,139
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	USD13,870	12,951,546
7.88%, 05/01/29(a)(b)	USD15,834	13,894,335
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	USD9,107	8,475,023
4.75%, 09/15/29	USD9,099	8,985,639
5.63%, 05/01/27(b)	USD6,347	6,346,565
Nordstrom Inc.
4.00%, 03/15/27(b)	USD7,259	7,111,061
4.25%, 08/01/31(b)	USD7,348	6,690,640
4.38%, 04/01/30(b)	USD9,427	8,915,239
5.00%, 01/15/44	USD17,667	13,257,725
6.95%, 03/15/28(b)	USD6,449	6,674,844
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	USD8,094	7,864,615
Park River Holdings Inc.
8.00%, 03/15/31(a)	USD9,160	9,429,708
8.75%, 12/31/30(a)(b)	USD9,601	9,550,287
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	USD6,728	6,620,552
6.38%, 11/01/32(a)(b)	USD9,333	9,515,899
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	USD9,952	9,561,939
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	USD33,830	33,743,734
10.00%, 09/15/33(a)(b)	USD13,080	13,135,341
QVC Inc.
5.45%, 08/15/34(b)	USD5,854	2,621,948
5.95%, 03/15/43(b)	USD4,251	1,930,300
6.88%, 04/15/29(a)(b)	USD9,876	4,542,960
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD38,960	40,333,457
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	USD8,133	8,514,275
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	USD31,466	13,765,797
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	USD12,171	12,663,159
SGUS LLC, 11.00%, 12/15/29(a)(b)	USD19,288	16,636,428
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	USD13,158	$12,795,185
4.88%, 11/15/31(a)(b)	USD9,269	8,819,081
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	USD9,775	9,835,410
Staples Inc.
10.75%, 09/01/29(a)(b)	USD44,201	42,834,248
12.75%, 01/15/30(a)	USD14,528	11,186,196
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	USD12,644	11,978,211
5.88%, 03/01/27(b)	USD7,828	7,825,897
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	USD12,182	11,813,497
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	USD11,704	11,265,919
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	USD8,014	8,503,118
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	USD1,030	1,026,037
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	USD12,849	12,849,125
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)	USD4,000	4,046,210
Yum! Brands Inc.
3.63%, 03/15/31(b)	USD19,431	18,242,989
4.63%, 01/31/32	USD20,264	19,788,203
4.75%, 01/15/30(a)	USD14,985	14,947,520
5.35%, 11/01/43(b)	USD5,300	5,202,468
5.38%, 04/01/32(b)	USD18,547	18,750,516
6.88%, 11/15/37	USD6,809	7,612,081
		1,340,100,297
Semiconductors — 0.3%
Amkor Technology Inc., 5.88%, 10/01/33(a)(b)	USD7,900	8,036,520
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	USD6,950	7,478,700
Kioxia Holdings Corp.
6.25%, 07/24/30(b)	USD17,000	17,552,194
6.63%, 07/24/33(a)	USD17,895	18,666,423
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	USD13,580	13,213,278
Synaptics Inc., 4.00%, 06/15/29(a)(b)	USD8,269	7,937,265
		72,884,380
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	USD43,588	42,671,052
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD15,831	16,151,451
Castle U.S. Holding Corp., 10.00%, 06/30/31(a)	USD1,837	275,550
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	USD13,493	11,083,441
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	USD13,555	11,346,702
Cloud Software Group Inc.
6.50%, 03/31/29(a)	USD71,044	71,580,240
6.63%, 08/15/33(a)	USD15,050	15,084,480
8.25%, 06/30/32(a)(b)	USD32,880	34,550,764
9.00%, 09/30/29(a)	USD68,093	70,431,314
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)(b)	USD7,291	7,280,292
Security	Par (000)	Value
Software (continued)
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	USD14,147	$13,665,404
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	USD30,495	30,584,198
9.25%, 06/01/30(a)(b)	USD36,015	36,365,282
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	USD10,246	9,702,245
Elastic NV, 4.13%, 07/15/29(a)(b)	USD11,615	11,195,956
Ellucian Holdings Inc., 6.50%, 12/01/29(a)(b)	USD14,445	14,619,308
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	USD17,250	16,905,818
6.00%, 05/15/33(a)	USD26,730	27,208,360
Open Text Corp.
3.88%, 02/15/28(a)	USD17,015	16,538,049
3.88%, 12/01/29(a)(b)	USD15,697	14,855,132
Open Text Holdings Inc.
4.13%, 02/15/30(a)	USD16,527	15,775,800
4.13%, 12/01/31(a)(b)	USD13,183	12,273,322
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	USD7,455	6,749,316
PTC Inc., 4.00%, 02/15/28(a)	USD9,578	9,426,264
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	USD1,801	702,196
RingCentral Inc., 8.50%, 08/15/30(a)(b)	USD7,739	8,241,749
ROBLOX Corp., 3.88%, 05/01/30(a)	USD19,154	18,327,960
Rocket Software Inc.
6.50%, 02/15/29(a)	USD11,165	10,846,557
9.00%, 11/28/28(a)	USD14,669	15,116,085
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD33,699	33,717,939
6.50%, 06/01/32(a)(b)	USD15,220	15,779,061
Twilio Inc.
3.63%, 03/15/29	USD9,661	9,279,694
3.88%, 03/15/31(b)	USD10,813	10,234,000
UKG Inc., 6.88%, 02/01/31(a)	USD46,375	47,736,477
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	USD7,918	950,160
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	USD12,611	11,895,126
		699,146,744
Telecommunications — 5.2%
Africell Holding Ltd., 10.50%, 10/23/29(a)(b)	USD4,115	4,084,890
Altice Financing SA
5.00%, 01/15/28(a)	USD21,369	15,926,544
5.75%, 08/15/29(a)(b)	USD36,242	26,366,780
9.63%, 07/15/27(a)	USD6,110	5,218,999
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	USD2,090	1,963,639
Altice France SA
6.50%, 10/15/31(a)	USD6,519	6,217,723
6.50%, 03/15/32(a)	USD15,734	15,064,160
6.88%, 10/15/30(a)	USD14,279	13,964,179
6.88%, 07/15/32(a)	USD12,274	11,784,183
9.50%, 11/01/29(a)	USD24,033	24,486,897
Altice Holdings 1 SARL, 0.00%(a)(g)	EUR9	132,208
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(e)	USD18,655	19,468,358
7.00%, 09/15/55, (5-year CMT + 2.36%)(e)	USD23,675	24,883,419
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(b)(e)	USD8,307	$8,184,683
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)(e)	USD9,707	9,355,528
Ciena Corp., 4.00%, 01/31/30(a)	USD7,098	6,820,949
CommScope LLC
4.75%, 09/01/29(a)(b)	USD17,998	17,941,918
7.13%, 07/01/28(a)(b)	USD11,753	11,788,435
8.25%, 03/01/27(a)(b)	USD17,315	17,427,790
9.50%, 12/15/31(a)	USD15,600	15,890,336
CommScope Technologies LLC, 5.00%, 03/15/27(a)	USD14,566	14,510,600
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	USD37,253	39,447,723
Connect Holding II LLC, 10.50%, 04/03/31(a)	USD4,685	4,582,524
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(d)	USD43,318	44,700,351
Series ., 10.75%, 11/30/29	USD95,935	105,612,391
Embarq LLC, 8.00%, 06/01/36(b)	USD18,471	8,373,458
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	USD8,984	8,865,050
Series 2034, 6.00%, 09/30/34(a)	USD8,961	8,439,538
Series 2036, 7.20%, 07/18/36(a)(b)	USD9,615	9,715,861
Series 2038, 7.72%, 06/04/38(a)	USD9,637	9,756,460
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD27,422	27,385,647
5.88%, 10/15/27(a)	USD22,003	21,986,069
5.88%, 11/01/29	USD12,054	12,192,054
6.00%, 01/15/30(a)(b)	USD15,601	15,820,054
6.75%, 05/01/29(a)	USD15,907	16,067,231
8.63%, 03/15/31(a)	USD11,836	12,495,076
8.75%, 05/15/30(a)	USD17,047	17,832,986
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	USD6,242	6,489,683
GCI LLC, 4.75%, 10/15/28(a)(b)	USD11,820	11,534,809
GoTo Group Inc.
5.50%, 05/01/28(a)	USD8,201	6,848,044
5.50%, 05/01/28(a)(b)	USD4,748	1,661,888
Iliad Holding SAS
7.00%, 10/15/28(a)	USD16,648	16,896,072
7.00%, 04/15/32(a)	USD16,340	16,721,899
8.50%, 04/15/31(a)	USD18,759	20,133,396
Level 3 Financing Inc.
3.63%, 01/15/29(a)(b)	USD2,420	2,174,975
3.75%, 07/15/29(a)(b)	USD4,180	3,688,850
3.88%, 10/15/30(a)(b)	USD8,990	8,054,478
4.00%, 04/15/31(a)(b)	USD8,485	7,572,863
4.50%, 04/01/30(a)(b)	USD11,509	10,631,439
4.88%, 06/15/29(a)(b)	USD9,449	9,035,606
6.88%, 06/30/33(a)(b)	USD34,960	35,809,074
7.00%, 03/31/34(a)(b)	USD39,635	40,721,118
Lumen Technologies Inc.
4.13%, 04/15/29(a)(b)	USD5,759	5,682,919
4.13%, 04/15/30(a)(b)	USD4,941	4,875,755
4.50%, 01/15/29(a)(b)	USD5,658	5,233,650
10.00%, 10/15/32(a)	USD8,852	8,940,520
Series P, 7.60%, 09/15/39(b)	USD7,045	6,974,550
Series U, 7.65%, 03/15/42(b)	USD5,483	5,414,463
Security	Par (000)	Value
Telecommunications (continued)
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	USD14,662	$13,695,474
5.13%, 01/15/28(a)(b)	USD8,295	8,245,902
6.25%, 03/25/29(a)(b)	USD11,887	11,975,106
7.38%, 04/02/32(a)(b)	USD8,765	9,153,447
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(e)	USD13,140	13,052,748
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(e)	USD20,445	21,376,443
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)(e)	USD19,106	20,449,448
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)	USD1,425	1,418,680
Telecom Italia Capital SA
6.00%, 09/30/34(b)	USD9,461	9,689,521
6.38%, 11/15/33	USD9,511	10,020,542
7.20%, 07/18/36	USD9,591	10,447,285
7.72%, 06/04/38(b)	USD9,410	10,521,150
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(a)(b)	USD5,808	4,414,080
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(e)	USD13,260	13,679,638
7.00%, 10/15/55, (5-year CMT + 2.71%)(e)	USD15,440	16,469,771
T-Mobile USA Inc., 6.70%, 12/15/33	USD9,913	11,088,739
Viasat Inc.
5.63%, 04/15/27(a)(b)	USD10,429	10,420,650
6.50%, 07/15/28(a)	USD8,036	7,799,748
7.50%, 05/30/31(a)(b)	USD13,843	12,989,438
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	USD8,271	7,798,136
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD24,575	22,436,921
4.75%, 07/15/31(a)	USD25,754	23,835,221
6.75%, 01/15/33(a)	USD11,015	11,042,062
7.75%, 04/15/32(a)(b)	USD15,352	15,915,050
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(e)	USD19,253	18,074,451
5.13%, 06/04/81, (5-year CMT + 3.07%)(e)	USD16,331	13,173,365
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(e)	USD37,158	39,208,341
Windstream Services LLC, 7.50%, 10/15/33(a)(b)	USD17,200	17,168,868
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	USD41,242	42,114,100
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	USD20,995	21,811,179
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(b)(d)	USD19,894	18,916,161
13.75%, 09/09/30, (13.75% PIK)(a)(b)(d)	USD13,375	12,238,231
Zegona Finance PLC, 8.63%, 07/15/29(a)	USD15,291	16,245,755
		1,366,736,393
Transportation — 0.6%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	USD10,800	11,245,057
Brightline East LLC, 11.00%, 01/31/30(a)(b)	USD19,628	7,654,920
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	USD5,701	5,314,852
Danaos Corp.
6.88%, 10/15/32(a)(b)	USD7,065	6,947,502
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
8.50%, 03/01/28(a)(b)	USD3,081	$3,103,596
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	USD12,039	11,640,352
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	USD13,823	14,102,045
Rand Parent LLC, 8.50%, 02/15/30(a)	USD16,390	16,755,087
RXO Inc., 7.50%, 11/15/27(a)	USD7,207	7,342,131
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	USD13,216	12,486,795
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	USD10,007	10,583,220
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	USD18,164	18,816,996
XPO CNW Inc., 6.70%, 05/01/34(b)	USD4,505	4,803,952
XPO Inc.
7.13%, 06/01/31(a)(b)	USD9,839	10,273,051
7.13%, 02/01/32(a)(b)	USD12,505	13,150,258
		154,219,814
Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	USD17,668	17,681,057
5.88%, 04/15/33(a)(b)	USD8,750	8,825,836
7.00%, 05/01/31(a)	USD12,458	13,055,386
7.00%, 06/15/32(a)	USD14,492	15,178,457
7.88%, 12/01/30(a)	USD8,605	9,144,869
		63,885,605
Total Corporate Bonds & Notes — 97.9% (Cost: $25,843,025,670)		25,690,793,479
Floating Rate Loan Interests
Health Care - Services — 0.0%
MPH Acquisition Holdings LLC, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 0.00%, 12/31/30(e)	$800	797,849
Total Floating Rate Loan Interests — 0.0% (Cost: $793,672)		797,849
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	65,731	375,982
Security	Shares	Value
Health Care Technology — 0.0%
Quincy Health LLC(c)(h)	11,575	$—
Professional Services — 0.0%
Affinion Group Inc.(c)	3,506	—
Total Common Stocks — 0.0% (Cost $7,775,318)		375,982
Total Long-Term Investments — 97.9% (Cost: $25,851,594,660)		25,691,967,310
Short-Term Securities
Money Market Funds — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(i)(j)(k)	3,767,798,659	3,769,682,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(i)(j)	250,950,000	250,950,000
Total Short-Term Securities — 15.3% (Cost: $4,019,379,972)		4,020,632,558
Total Investments — 113.2% (Cost: $29,870,974,632)		29,712,599,868
Liabilities in Excess of Other Assets — (13.2)%		(3,461,866,142)
Net Assets — 100.0%		$26,250,733,726

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,488,771,380	$281,528,487 (a)	$—	$(226,710)	$(390,598)	$3,769,682,559	3,767,798,659	$18,402,678 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	68,470,000	182,480,000 (a)	—	—	—	250,950,000	250,950,000	3,768,788	—
				$(226,710)	$(390,598)	$4,020,632,559		$22,171,466	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$25,690,493,421	$300,058	$25,690,793,479
Floating Rate Loan Interests	—	797,849	—	797,849
Common Stocks	—	—	375,982	375,982
Short-Term Securities
Money Market Funds	4,020,632,558	—	—	4,020,632,558
	$4,020,632,558	$25,691,291,270	$676,040	$29,712,599,868
See notes to financial statements.
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 2.3%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	$465	$479,514
7.50%, 06/01/29(a)(b)	425	417,031
7.50%, 03/15/33(a)	355	371,533
7.75%, 04/15/28(a)(b)	410	407,453
7.88%, 04/01/30(a)	350	367,032
Dotdash Meredith Inc., 7.63%, 06/15/32(a)	171	153,732
Lamar Media Corp.
3.63%, 01/15/31	210	196,397
3.75%, 02/15/28	225	218,844
4.00%, 02/15/30	210	201,605
5.38%, 11/01/33(a)	185	183,184
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	194	187,281
4.63%, 03/15/30(a)(b)	192	185,109
5.00%, 08/15/27(a)	252	250,990
7.38%, 02/15/31(a)	200	211,459
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	481	458,273
		4,289,437
Aerospace & Defense — 2.1%
ATI Inc., 7.25%, 08/15/30(b)	155	162,792
TransDigm Inc.
4.63%, 01/15/29	235	231,163
4.88%, 05/01/29(b)	155	153,332
6.00%, 01/15/33(a)	330	335,425
6.25%, 01/31/34(a)(b)	55	56,841
6.38%, 03/01/29(a)	534	548,345
6.38%, 05/31/33(a)	585	596,539
6.63%, 03/01/32(a)	458	473,545
6.75%, 08/15/28(a)	449	458,486
6.75%, 01/31/34(a)	326	337,939
6.88%, 12/15/30(a)	325	337,297
7.13%, 12/01/31(a)	209	218,366
		3,910,070
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	167	166,774
6.00%, 06/15/30(a)	404	408,545
		575,319
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)	150	151,692
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	790	776,269
		927,961
Apparel — 0.6%
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	222	234,405
Kontoor Brands Inc., 4.13%, 11/15/29(a)	151	143,655
Under Armour Inc., 7.25%, 07/15/30(a)(b)	175	172,752
VF Corp.
2.80%, 04/23/27	185	180,165
2.95%, 04/23/30	285	250,199
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	222	203,199
		1,184,375
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)(b)	132	117,017
Security	Par (000)	Value
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	$194	$198,613
7.50%, 02/15/33(a)(b)	338	349,451
8.25%, 04/15/31(a)(b)	193	201,563
Dana Inc.
4.25%, 09/01/30(b)	159	156,811
5.38%, 11/15/27	135	134,949
5.63%, 06/15/28	155	154,985
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	318	334,747
Phinia Inc.
6.63%, 10/15/32(a)	200	205,935
6.75%, 04/15/29(a)	206	212,814
		1,949,868
Banks — 0.3%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	375	414,771
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	135	138,130
		552,901
Beverages — 0.3%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	275	267,306
6.25%, 04/01/29(a)	265	266,098
		533,404
Building Materials — 1.6%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	185	182,523
Builders FirstSource Inc.
4.25%, 02/01/32(a)	505	478,155
5.00%, 03/01/30(a)	236	233,675
6.38%, 06/15/32(a)(b)	270	279,810
6.38%, 03/01/34(a)	394	408,121
6.75%, 05/15/35(a)	302	317,128
Griffon Corp., 5.75%, 03/01/28(b)	373	372,800
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	125	124,403
Jeld-Wen Inc., 4.88%, 12/15/27(a)	146	141,985
Knife River Corp., 7.75%, 05/01/31(a)	170	178,022
Masterbrand Inc., 7.00%, 07/15/32(a)	298	309,636
		3,026,258
Chemicals — 1.3%
Ashland Inc., 3.38%, 09/01/31(a)(b)	136	121,284
Avient Corp.
6.25%, 11/01/31(a)	247	252,226
7.13%, 08/01/30(a)	254	261,387
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	200	209,752
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	280	266,319
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	175	174,363
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	310	300,670
Huntsman International LLC
2.95%, 06/15/31(b)	150	120,747
4.50%, 05/01/29	340	314,309
Tronox Inc.
4.63%, 03/15/29(a)(b)	448	275,583
9.13%, 09/30/30(a)(b)	170	155,153
		2,451,793
Commercial Services — 6.9%
ADT Security Corp., 5.88%, 10/15/33(a)	410	415,779
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
ADT Security Corp. (The)
4.13%, 08/01/29(a)	$408	$395,237
4.88%, 07/15/32(a)	285	276,075
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	140	140,080
AMN Healthcare Inc., 6.50%, 01/15/31(a)	150	150,352
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	210	201,356
5.38%, 03/01/29(a)	218	210,110
8.00%, 02/15/31(a)(b)	201	204,295
8.25%, 01/15/30(a)	299	305,246
8.38%, 06/15/32(a)(b)	226	231,739
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	425	430,757
Block Inc.
3.50%, 06/01/31(b)	409	380,777
5.63%, 08/15/30(a)	472	479,093
6.00%, 08/15/33(a)	395	403,853
6.50%, 05/15/32	810	840,650
Brink's Co. (The)
4.63%, 10/15/27(a)	226	224,497
6.50%, 06/15/29(a)	154	158,682
6.75%, 06/15/32(a)	148	153,806
Cimpress PLC, 7.38%, 09/15/32(a)	195	198,186
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	340	327,683
4.88%, 07/01/29(a)(b)	412	384,616
Deluxe Corp.
8.00%, 06/01/29(a)	233	230,692
8.13%, 09/15/29(a)	175	183,496
Herc Holdings Inc.
5.50%, 07/15/27(a)	411	410,959
6.63%, 06/15/29(a)	323	333,657
7.00%, 06/15/30(a)	650	680,581
7.25%, 06/15/33(a)(b)	444	468,236
Hertz Corp. (The)
4.63%, 12/01/26(a)	185	179,729
5.00%, 12/01/29(a)(b)	422	287,544
12.63%, 07/15/29(a)(b)	500	495,396
Korn Ferry, 4.63%, 12/15/27(a)	154	152,789
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	380	371,515
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	403	392,060
Service Corp. International/U.S.
3.38%, 08/15/30(b)	346	321,552
4.00%, 05/15/31	320	302,743
4.63%, 12/15/27	220	219,354
5.13%, 06/01/29	320	320,827
5.75%, 10/15/32	321	325,710
TriNet Group Inc.
3.50%, 03/01/29(a)	185	173,671
7.13%, 08/15/31(a)(b)	164	170,132
Valvoline Inc., 3.63%, 06/15/31(a)(b)	197	179,425
WEX Inc., 6.50%, 03/15/33(a)	252	257,836
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	193	150,911
		13,121,684
Computers — 1.7%
ASGN Inc., 4.63%, 05/15/28(a)	206	202,281
CACI International Inc., 6.38%, 06/15/33(a)	420	436,665
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	380	403,900
Insight Enterprises Inc., 6.63%, 05/15/32(a)	212	216,842
NCR Atleos Corp., 9.50%, 04/01/29(a)	525	566,816
Security	Par (000)	Value
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/28(a)	$265	$263,283
5.13%, 04/15/29(a)	162	160,419
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	150	145,906
5.88%, 07/15/30(a)	163	167,519
8.25%, 12/15/29(a)	153	162,524
8.50%, 07/15/31(a)	180	191,690
9.63%, 12/01/32(a)	306	348,811
		3,266,656
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	210	199,575
5.50%, 06/01/28(a)	277	276,766
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	275	269,184
6.13%, 09/30/32(b)	269	271,818
Prestige Brands Inc.
3.75%, 04/01/31(a)	219	203,337
5.13%, 01/15/28(a)	163	162,458
		1,383,138
Distribution & Wholesale — 0.5%
Gates Corp./DE, 6.88%, 07/01/29(a)	204	211,714
RB Global Holdings Inc.
6.75%, 03/15/28(a)	200	204,383
7.75%, 03/15/31(a)	325	339,858
Resideo Funding Inc., 6.50%, 07/15/32(a)	238	243,490
		999,445
Diversified Financial Services — 8.2%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	180	180,736
6.70%, 02/14/33(b)	208	217,099
Bread Financial Holdings Inc.
6.75%, 05/15/31(a)	40	40,267
9.75%, 03/15/29(a)	295	314,855
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	124,488
7.50%, 07/15/33(a)	200	197,585
9.25%, 07/01/31(a)	275	284,619
Coinbase Global Inc.
3.38%, 10/01/28(a)	405	386,028
3.63%, 10/01/31(a)(b)	275	245,852
Credit Acceptance Corp.
6.63%, 03/15/30(a)	245	244,611
9.25%, 12/15/28(a)	223	233,851
Encore Capital Group Inc.
6.63%, 04/15/31(a)	200	198,431
8.50%, 05/15/30(a)	175	184,275
9.25%, 04/01/29(a)	150	158,161
Navient Corp.
4.88%, 03/15/28	200	195,671
5.00%, 03/15/27	275	273,448
5.50%, 03/15/29(b)	310	304,172
5.63%, 08/01/33	230	207,701
7.88%, 06/15/32(b)	210	217,076
9.38%, 07/25/30	200	219,832
11.50%, 03/15/31	230	257,373
OneMain Finance Corp.
3.50%, 01/15/27	260	255,754
3.88%, 09/15/28	225	217,171
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 09/15/30(b)	$302	$280,812
5.38%, 11/15/29	275	272,757
6.13%, 05/15/30	295	298,425
6.50%, 03/15/33	304	303,560
6.63%, 01/15/28	284	290,734
6.63%, 05/15/29	362	372,585
6.75%, 03/15/32	245	248,620
7.13%, 11/15/31(b)	288	298,297
7.13%, 09/15/32(b)	320	330,257
7.50%, 05/15/31	302	315,521
7.88%, 03/15/30	262	275,994
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	247	239,922
5.75%, 09/15/31(a)	217	216,559
6.75%, 02/15/34(a)	270	276,621
6.88%, 05/15/32(a)	385	401,871
6.88%, 02/15/33(a)	335	346,785
7.13%, 11/15/30(a)	248	259,299
7.88%, 12/15/29(a)	299	317,699
PRA Group Inc., 8.88%, 01/31/30(a)(b)	226	229,617
Rocket Companies Inc.
6.13%, 08/01/30(a)	800	825,718
6.38%, 08/01/33(a)	795	828,965
6.50%, 08/01/29(a)	285	295,578
7.13%, 02/01/32(a)	401	420,753
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	300	288,201
3.88%, 03/01/31(a)	510	479,333
4.00%, 10/15/33(a)(b)	340	312,506
SLM Corp.
3.13%, 11/02/26	168	165,073
6.50%, 01/31/30	190	197,052
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	260	268,571
StoneX Group Inc., 7.88%, 03/01/31(a)	229	242,785
Synchrony Financial, 7.25%, 02/02/33	254	268,975
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	184	192,563
		15,521,064
Electrical Components & Equipment — 1.1%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	316	303,402
4.75%, 06/15/28(a)(b)	232	228,278
6.00%, 09/15/33(a)(b)	155	150,055
WESCO Distribution Inc.
6.38%, 03/15/29(a)	369	380,681
6.38%, 03/15/33(a)(b)	330	344,746
6.63%, 03/15/32(a)	325	339,657
7.25%, 06/15/28(a)	405	410,566
		2,157,385
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31(a)(b)	160	151,237
Coherent Corp., 5.00%, 12/15/29(a)	393	389,093
Sensata Technologies BV
4.00%, 04/15/29(a)	365	355,649
5.88%, 09/01/30(a)	175	177,014
Sensata Technologies Inc.
3.75%, 02/15/31(a)	349	324,555
4.38%, 02/15/30(a)	215	208,260
6.63%, 07/15/32(a)	180	187,463
Security	Par (000)	Value
Electronics (continued)
TTM Technologies Inc., 4.00%, 03/01/29(a)	$205	$198,040
		1,991,311
Engineering & Construction — 0.7%
Arcosa Inc.
4.38%, 04/15/29(a)	172	167,148
6.88%, 08/15/32(a)(b)	220	229,800
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	213	208,590
TopBuild Corp.
3.63%, 03/15/29(a)	141	135,979
4.13%, 02/15/32(a)	185	174,250
5.63%, 01/31/34(a)	285	286,086
Tutor Perini Corp., 11.88%, 04/30/29(a)	154	171,809
		1,373,662
Entertainment — 1.9%
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	316	314,599
7.00%, 08/01/32(a)(b)	186	193,046
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	209	204,460
4.75%, 10/15/27(a)	352	351,021
6.50%, 05/15/27(a)	441	444,855
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	326	319,960
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)	199	198,150
7.25%, 05/15/31(a)(b)	340	340,672
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	194	186,547
5.38%, 04/15/27	185	184,239
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)	344	348,899
Vail Resorts Inc.
5.63%, 07/15/30(a)	231	233,760
6.50%, 05/15/32(a)	220	228,296
		3,548,504
Environmental Control — 1.1%
Clean Harbors Inc.
5.75%, 10/15/33(a)	167	170,651
6.38%, 02/01/31(a)	233	238,733
Enviri Corp., 5.75%, 07/31/27(a)	208	206,190
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	295	288,610
4.38%, 08/15/29(a)	202	197,323
4.75%, 06/15/29(a)	290	287,082
6.75%, 01/15/31(a)	415	433,594
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	200	208,641
		2,030,824
Food — 2.9%
B&G Foods Inc.
5.25%, 09/15/27(b)	213	204,955
8.00%, 09/15/28(a)	338	318,021
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	368	355,333
4.38%, 01/31/32(a)	285	271,683
4.88%, 05/15/28(a)	184	184,176
Post Holdings Inc.
4.50%, 09/15/31(a)	428	402,406
4.63%, 04/15/30(a)	547	530,374
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.50%, 12/15/29(a)	$531	$531,559
6.25%, 02/15/32(a)(b)	382	392,731
6.25%, 10/15/34(a)	230	232,989
6.38%, 03/01/33(a)	494	501,631
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	199	194,153
U.S. Foods Inc.
4.63%, 06/01/30(a)	210	206,081
4.75%, 02/15/29(a)	365	361,209
5.75%, 04/15/33(a)	210	212,806
6.88%, 09/15/28(a)	216	222,835
7.25%, 01/15/32(a)	201	210,969
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	214	213,989
		5,547,900
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	450	449,212
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	180	150,148
7.25%, 11/15/31(a)(b)	301	259,951
		410,099
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)	308	292,481
4.63%, 07/15/28(a)	605	595,089
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(c)	235	242,174
Embecta Corp., 5.00%, 02/15/30(a)(b)	195	184,948
Hologic Inc.
3.25%, 02/15/29(a)	385	379,972
4.63%, 02/01/28(a)	178	177,848
Insulet Corp., 6.50%, 04/01/33(a)(b)	175	182,210
Teleflex Inc.
4.25%, 06/01/28(a)	215	210,319
4.63%, 11/15/27	195	193,911
		2,458,952
Health Care - Services — 6.9%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	203	198,716
5.50%, 07/01/28(a)	183	181,751
7.38%, 03/15/33(a)(b)	215	222,525
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	209	200,420
4.00%, 03/15/31(a)(b)	185	174,469
4.25%, 05/01/28(a)	215	212,053
Concentra Health Services Inc., 6.88%, 07/15/32(a)(b)	240	250,515
DaVita Inc.
3.75%, 02/15/31(a)	612	562,319
4.63%, 06/01/30(a)(b)	1,086	1,047,946
6.75%, 07/15/33(a)	410	425,232
6.88%, 09/01/32(a)(b)	406	420,664
Encompass Health Corp.
4.50%, 02/01/28	304	301,713
4.63%, 04/01/31	165	161,026
4.75%, 02/01/30	347	342,964
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	221	212,168
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	241	234,639
IQVIA Inc.
5.00%, 05/15/27(a)	430	429,985
6.25%, 06/01/32(a)	814	847,213
Security	Par (000)	Value
Health Care - Services (continued)
6.50%, 05/15/30(a)	$225	$233,442
LifePoint Health Inc.
5.38%, 01/15/29(a)	200	193,713
8.38%, 02/15/32(a)	304	328,345
9.88%, 08/15/30(a)	325	351,016
10.00%, 06/01/32(a)(b)	320	340,321
11.00%, 10/15/30(a)	450	496,083
Molina Healthcare Inc.
3.88%, 11/15/30(a)	250	230,911
3.88%, 05/15/32(a)	290	261,708
4.38%, 06/15/28(a)	325	317,207
6.25%, 01/15/33(a)	305	306,733
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	173	171,953
Select Medical Corp., 6.25%, 12/01/32(a)(b)	230	233,200
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	339	349,375
Tenet Healthcare Corp.
4.25%, 06/01/29	457	446,260
4.38%, 01/15/30	435	424,566
4.63%, 06/15/28	200	199,186
6.13%, 10/01/28	720	720,839
6.13%, 06/15/30	625	636,453
6.75%, 05/15/31	435	451,291
		13,118,920
Holding Companies - Diversified — 0.3%
Clue Opco LLC, 9.50%, 10/15/31(a)	270	274,752
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	384	347,648
		622,400
Home Builders — 1.0%
Century Communities Inc.
3.88%, 08/15/29(a)	193	181,091
6.63%, 09/15/33(a)	195	194,580
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)	185	188,914
8.38%, 10/01/33(a)	177	181,166
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	175	167,881
8.75%, 12/15/28(a)	134	139,413
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	229	228,478
5.75%, 01/15/28(a)	161	162,925
5.88%, 06/15/27(a)	211	213,064
Thor Industries Inc., 4.00%, 10/15/29(a)	184	175,302
		1,832,814
Home Furnishings — 0.9%
Somnigroup International Inc.
3.88%, 10/15/31(a)	290	267,935
4.00%, 04/15/29(a)	312	300,406
Whirlpool Corp.
4.50%, 06/01/46	200	151,401
4.60%, 05/15/50(b)	200	149,172
4.75%, 02/26/29(b)	285	280,425
6.13%, 06/15/30(b)	235	232,883
6.50%, 06/15/33	228	222,498
		1,604,720
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	182	172,081
4.13%, 04/30/31(a)	145	135,908
		307,989
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares — 1.0%
Newell Brands Inc.
6.38%, 09/15/27	$205	$205,159
6.38%, 05/15/30(b)	305	289,750
6.63%, 09/15/29(b)	219	214,073
6.63%, 05/15/32(b)	217	204,475
6.88%, 04/01/36(b)	189	177,995
7.50%, 04/01/46	250	207,417
8.50%, 06/01/28(a)	505	519,678
		1,818,547
Insurance — 0.5%
Assurant Inc., 7.00%, 03/27/48(c)	140	144,059
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	211	216,647
Ryan Specialty LLC
4.38%, 02/01/30(a)	150	146,306
5.88%, 08/01/32(a)(b)	475	483,033
		990,045
Internet — 2.9%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	122,370
5.63%, 09/15/28(a)	150	147,917
Cars.com Inc., 6.38%, 11/01/28(a)	149	148,527
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	231	220,789
7.00%, 06/15/27(a)	189	188,522
Gen Digital Inc.
6.25%, 04/01/33(a)	365	375,496
6.75%, 09/30/27(a)	352	357,549
7.13%, 09/30/30(a)(b)	237	244,584
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	345	328,837
5.25%, 12/01/27(a)	220	219,850
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(c)(d)	500	483,107
8.13%, (5-year CMT + 4.25%)(a)(c)(d)	215	224,203
9.75%, 04/15/29(a)	695	778,696
11.25%, 02/15/27(a)	735	794,543
Wayfair LLC
7.25%, 10/31/29(a)	325	336,091
7.75%, 09/15/30(a)(b)	291	307,122
Ziff Davis Inc., 4.63%, 10/15/30(a)	178	167,489
		5,445,692
Iron & Steel — 1.3%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)	277	283,193
6.88%, 11/01/29(a)	355	364,772
7.00%, 03/15/32(a)(b)	576	588,931
7.38%, 05/01/33(a)(b)	355	367,237
7.50%, 09/15/31(a)(b)	331	346,801
7.63%, 01/15/34(a)(b)	451	468,730
		2,419,664
Leisure Time — 1.8%
Life Time Inc., 6.00%, 11/15/31(a)	200	202,602
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	290	295,470
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	494	493,992
6.25%, 09/15/33(a)	334	337,502
6.75%, 02/01/32(a)(b)	720	740,069
Security	Par (000)	Value
Leisure Time (continued)
7.75%, 02/15/29(a)(b)	$258	$275,685
NCL Finance Ltd., 6.13%, 03/15/28(a)	228	232,874
Sabre GLBL Inc.
10.75%, 11/15/29(a)(b)	347	329,646
11.13%, 07/15/30(a)(b)	534	504,776
		3,412,616
Lodging — 2.7%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	603	556,147
3.75%, 05/01/29(a)	357	345,103
4.00%, 05/01/31(a)	441	418,981
4.88%, 01/15/30	392	391,176
5.75%, 05/01/28(a)	20	20,019
5.75%, 09/15/33(a)	420	427,899
5.88%, 04/01/29(a)	220	224,659
5.88%, 03/15/33(a)	395	404,716
6.13%, 04/01/32(a)	175	180,157
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	209	193,134
5.00%, 06/01/29(a)	356	341,435
6.63%, 01/15/32(a)	365	370,692
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	225	224,893
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)	190	182,934
6.50%, 10/01/33(a)	225	221,651
Travel + Leisure Co.
4.50%, 12/01/29(a)	249	241,550
6.00%, 04/01/27	152	153,792
6.13%, 09/01/33(a)	216	218,297
		5,117,235
Machinery — 1.0%
Chart Industries Inc.
7.50%, 01/01/30(a)	586	610,947
9.50%, 01/01/31(a)	165	176,456
Esab Corp., 6.25%, 04/15/29(a)	310	317,310
Mueller Water Products Inc., 4.00%, 06/15/29(a)	166	160,167
Terex Corp.
5.00%, 05/15/29(a)	219	214,957
6.25%, 10/15/32(a)	315	319,856
		1,799,693
Manufacturing — 0.9%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	370	381,436
6.25%, 03/15/33(a)	295	305,939
Entegris Inc.
3.63%, 05/01/29(a)(b)	159	151,268
4.38%, 04/15/28(a)	158	155,194
5.95%, 06/15/30(a)(b)	340	344,874
Hillenbrand Inc., 6.25%, 02/15/29(b)	173	177,661
Trinity Industries Inc., 7.75%, 07/15/28(a)	236	244,578
		1,760,950
Media — 5.6%
Cable One Inc., 4.00%, 11/15/30(a)(b)	224	176,997
CSC Holdings LLC
3.38%, 02/15/31(a)	290	175,399
4.13%, 12/01/30(a)	350	215,602
4.50%, 11/15/31(a)	455	278,866
4.63%, 12/01/30(a)	710	252,908
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.00%, 11/15/31(a)	$170	$59,509
5.38%, 02/01/28(a)	275	227,888
5.50%, 04/15/27(a)	525	488,250
5.75%, 01/15/30(a)	905	339,384
6.50%, 02/01/29(a)	555	381,626
7.50%, 04/01/28(a)	355	242,547
11.25%, 05/15/28(a)	300	262,799
11.75%, 01/31/29(a)	820	646,495
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	440	433,032
5.63%, 07/15/27(a)	645	644,496
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(c)	225	219,952
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(c)	445	438,698
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	151	110,614
5.50%, 03/01/30(a)(b)	169	143,519
8.13%, 02/15/33(a)(b)	575	586,655
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	612	555,366
4.00%, 07/15/28(a)	801	778,677
4.13%, 07/01/30(a)	613	577,210
5.00%, 08/01/27(a)	573	572,231
5.50%, 07/01/29(a)(b)	517	517,536
TEGNA Inc.
4.63%, 03/15/28	405	400,830
5.00%, 09/15/29	445	441,221
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	396,732
		10,565,039
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)(b)	185	188,374
Mining — 1.6%
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	200	205,038
6.38%, 09/15/32(a)	175	181,057
Century Aluminum Co., 6.88%, 08/01/32(a)(b)	180	184,769
Compass Minerals International Inc., 8.00%, 07/01/30(a)	250	260,207
Constellium SE, 3.75%, 04/15/29(a)	175	167,099
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	211	201,405
4.63%, 03/01/28(a)	166	166,000
5.88%, 03/01/34(a)	195	194,279
Novelis Corp.
3.88%, 08/15/31(a)	275	251,933
4.75%, 01/30/30(a)	625	603,363
6.38%, 08/15/33(a)	313	317,367
6.88%, 01/30/30(a)(b)	315	326,970
		3,059,487
Office & Business Equipment — 0.4%
Xerox Corp.
10.25%, 10/15/30(a)(b)	175	178,929
13.50%, 04/15/31(a)(b)	205	198,277
Xerox Holdings Corp.
5.50%, 08/15/28(a)	303	145,398
8.88%, 11/30/29(a)(b)	182	79,542
Security	Par (000)	Value
Office & Business Equipment (continued)
Zebra Technologies Corp., 6.50%, 06/01/32(a)	$208	$215,703
		817,849
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	155	151,770
Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	375	348,717
5.25%, 08/15/27(a)	570	139,259
Ball Corp.
2.88%, 08/15/30	514	470,026
3.13%, 09/15/31	361	328,963
5.50%, 09/15/33	306	309,535
6.00%, 06/15/29	385	394,419
6.88%, 03/15/28	264	268,591
Crown Americas LLC
5.25%, 04/01/30(b)	186	188,834
5.88%, 06/01/33(a)	295	299,320
OI European Group BV, 4.75%, 02/15/30(a)	171	161,321
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	197	197,048
7.25%, 05/15/31(a)(b)	292	286,197
Sealed Air Corp.
4.00%, 12/01/27(a)	151	148,755
5.00%, 04/15/29(a)	178	176,747
6.50%, 07/15/32(a)(b)	151	156,236
6.88%, 07/15/33(a)	186	202,363
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	289	292,429
7.25%, 02/15/31(a)	164	171,854
Silgan Holdings Inc., 4.13%, 02/01/28	203	199,111
TriMas Corp., 4.13%, 04/15/29(a)	166	160,522
		4,900,247
Pharmaceuticals — 1.4%
AdaptHealth LLC
4.63%, 08/01/29(a)	193	183,196
5.13%, 03/01/30(a)(b)	231	221,158
BellRing Brands Inc., 7.00%, 03/15/30(a)	346	356,854
Elanco Animal Health Inc., 6.65%, 08/28/28	266	277,548
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	206	181,643
12.25%, 04/15/29(a)	317	344,267
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	585	573,013
Option Care Health Inc., 4.38%, 10/31/29(a)	198	191,387
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	177	135,321
6.63%, 04/01/30(a)	215	163,647
		2,628,034
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	263	264,832
8.88%, 09/01/31(a)	127	135,997
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	248	238,358
4.38%, 02/01/31(a)	258	242,635
5.38%, 08/01/28(a)	286	285,647
Kennedy-Wilson Inc.
4.75%, 03/01/29	203	191,774
4.75%, 02/01/30	248	228,935
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
5.00%, 03/01/31(b)	$238	$219,691
Newmark Group Inc., 7.50%, 01/12/29	175	187,471
		1,995,340
Real Estate Investment Trusts — 7.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	189	181,869
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	181	190,623
Brandywine Operating Partnership LP
3.95%, 11/15/27	157	154,567
8.88%, 04/12/29	223	242,399
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	256	252,084
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	150	128,346
3.95%, 11/01/27	150	143,632
4.65%, 04/01/29	200	184,276
Iron Mountain Inc.
4.50%, 02/15/31(a)	456	438,073
4.88%, 09/15/27(a)	415	413,759
4.88%, 09/15/29(a)	370	365,141
5.00%, 07/15/28(a)	200	198,776
5.25%, 03/15/28(a)	331	330,806
5.25%, 07/15/30(a)	511	508,885
5.63%, 07/15/32(a)	252	252,109
6.25%, 01/15/33(a)(b)	495	506,998
7.00%, 02/15/29(a)	392	403,932
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	317	306,707
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	520	368,910
4.63%, 08/01/29	320	261,880
5.00%, 10/15/27(b)	583	560,944
8.50%, 02/15/32(a)	611	642,096
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	274	266,227
5.88%, 10/01/28(a)	303	302,571
7.00%, 02/01/30(a)	215	220,316
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	165	166,663
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	255	250,811
4.75%, 10/15/27	256	255,299
6.50%, 04/01/32(a)	392	403,149
6.50%, 06/15/33(a)	240	247,818
7.25%, 07/15/28(a)	133	137,145
SBA Communications Corp.
3.13%, 02/01/29	597	564,304
3.88%, 02/15/27	562	555,640
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	190	188,406
5.25%, 10/15/28(a)	200	200,833
5.75%, 01/15/31(a)	225	228,216
6.00%, 04/15/30(a)	154	157,312
6.50%, 07/01/30(a)	185	192,545
6.50%, 10/15/30(a)	205	213,458
7.25%, 04/01/29(a)	269	283,294
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	275	246,557
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	$225	$219,850
6.50%, 02/15/29(a)	450	420,929
8.63%, 06/15/32(a)	250	233,941
XHR LP
4.88%, 06/01/29(a)(b)	168	164,219
6.63%, 05/15/30(a)	180	183,852
		13,340,167
Retail — 6.1%
Advance Auto Parts Inc.
3.90%, 04/15/30	178	163,618
7.00%, 08/01/30(a)	380	384,587
7.38%, 08/01/33(a)	400	404,938
Asbury Automotive Group Inc.
4.50%, 03/01/28	148	146,655
4.63%, 11/15/29(a)(b)	335	325,355
4.75%, 03/01/30	199	194,371
5.00%, 02/15/32(a)(b)	237	228,049
Bath & Body Works Inc.
5.25%, 02/01/28	189	190,020
6.63%, 10/01/30(a)(b)	356	365,306
6.75%, 07/01/36	232	240,090
6.88%, 11/01/35	318	332,325
7.50%, 06/15/29(b)	150	153,634
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)	275	264,835
3.88%, 01/15/28(a)	617	605,825
4.00%, 10/15/30(a)	1,147	1,084,571
4.38%, 01/15/28(a)	278	274,456
5.63%, 09/15/29(a)	220	223,701
6.13%, 06/15/29(a)	503	516,820
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(e)	657	686,002
9.00%, 06/01/31, (9.00% Cash)(a)(b)(e)	922	1,026,879
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	296	287,225
6.38%, 01/15/30(a)	200	204,290
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	325	310,494
4.38%, 01/15/31(a)	213	203,094
4.63%, 12/15/27(a)	185	183,431
5.50%, 10/01/30(a)	240	240,472
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	130	126,809
Patrick Industries Inc., 6.38%, 11/01/32(a)	213	216,928
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	185	177,078
QXO Building Products Inc., 6.75%, 04/30/32(a)	885	917,987
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	230	239,628
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	264	256,912
4.88%, 11/15/31(a)(b)	184	175,372
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	243	232,524
		11,584,281
Semiconductors — 0.3%
Amkor Technology Inc., 5.88%, 10/01/33(a)	214	217,807
ON Semiconductor Corp., 3.88%, 09/01/28(a)	260	253,097
Synaptics Inc., 4.00%, 06/15/29(a)(b)	157	150,803
		621,707
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 2.1%
Elastic NV, 4.13%, 07/15/29(a)	$230	$221,939
Fair Isaac Corp.
4.00%, 06/15/28(a)	362	353,844
6.00%, 05/15/33(a)	599	611,614
Open Text Corp.
3.88%, 02/15/28(a)	394	383,416
3.88%, 12/01/29(a)	347	328,357
Open Text Holdings Inc.
4.13%, 02/15/30(a)	368	351,699
4.13%, 12/01/31(a)	264	245,791
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	200	180,504
PTC Inc., 4.00%, 02/15/28(a)	205	201,727
RingCentral Inc., 8.50%, 08/15/30(a)(b)	148	157,790
ROBLOX Corp., 3.88%, 05/01/30(a)	400	382,825
Twilio Inc.
3.63%, 03/15/29	188	180,705
3.88%, 03/15/31	209	197,818
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	259	244,249
		4,042,278
Telecommunications — 7.6%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	390	407,765
7.00%, 09/15/55, (5-year CMT + 2.36%)(c)	485	509,030
Ciena Corp., 4.00%, 01/31/30(a)	153	147,078
CommScope LLC
4.75%, 09/01/29(a)	382	381,048
7.13%, 07/01/28(a)	221	221,591
8.25%, 03/01/27(a)	330	332,475
9.50%, 12/15/31(a)	415	422,693
CommScope Technologies LLC, 5.00%, 03/15/27(a)	310	308,521
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	825	874,099
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	598	597,327
5.88%, 10/15/27(a)	307	307,013
5.88%, 11/01/29	300	303,436
6.00%, 01/15/30(a)(b)	418	423,779
6.75%, 05/01/29(a)	488	492,879
8.63%, 03/15/31(a)	247	260,624
8.75%, 05/15/30(a)	313	327,149
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	172	154,716
4.00%, 04/15/31(a)(b)	192	172,018
4.50%, 04/01/30(a)(b)	260	241,369
4.88%, 06/15/29(a)(b)	225	215,939
6.88%, 06/30/33(a)	810	830,238
7.00%, 03/31/34(a)	971	997,936
Lumen Technologies Inc., 10.00%, 10/15/32(a)	119	120,315
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(c)	288	286,633
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	448	469,048
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	410	439,035
Telecom Italia Capital SA
6.00%, 09/30/34(b)	208	213,118
6.38%, 11/15/33	182	191,553
7.20%, 07/18/36	197	214,906
Security	Par (000)	Value
Telecommunications (continued)
7.72%, 06/04/38	$210	$234,112
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	270	279,282
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	320	340,741
T-Mobile USA Inc., 6.70%, 12/15/33	187	209,109
Viasat Inc.
5.63%, 04/15/27(a)	185	184,879
6.50%, 07/15/28(a)	166	161,058
7.50%, 05/30/31(a)	290	272,155
Viavi Solutions Inc., 3.75%, 10/01/29(a)	154	145,359
Windstream Services LLC, 7.50%, 10/15/33(a)	550	548,846
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	875	893,763
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(b)(e)	61	57,582
13.75%, 09/09/30, (13.75% PIK)(a)(e)	121	111,157
		14,301,374
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)(b)	165	172,236
7.13%, 02/01/32(a)	220	231,606
		403,842
Total Long-Term Investments — 96.6% (Cost: $183,935,314)		182,629,313
	Shares
Short-Term Securities
Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	32,010,208	32,026,213
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	4,840,000	4,840,000
Total Short-Term Securities — 19.5% (Cost: $36,848,362)		36,866,213
Total Investments — 116.1% (Cost: $220,783,676)		219,495,526
Liabilities in Excess of Other Assets — (16.1)%		(30,506,926)
Net Assets — 100.0%		$188,988,600

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,226,621	$—	$(3,192,432)(a)	$(2,003)	$(5,973)	$32,026,213	32,010,208	$166,828 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,230,000	3,610,000 (a)	—	—	—	4,840,000	4,840,000	140,901	—
				$(2,003)	$(5,973)	$36,866,213		$307,729	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$182,629,313	$—	$182,629,313
Short-Term Securities
Money Market Funds	36,866,213	—	—	36,866,213
	$36,866,213	$182,629,313	$—	$219,495,526
See notes to financial statements.
Schedule of Investments
54

Schedule of Investments
October 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.5%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$17,609	$19,583,690
Spirit AeroSystems Inc., 4.60%, 06/15/28(b)	24,035	24,202,845
		43,786,535
Airlines — 0.3%
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	5,781	5,452,522
Apparel — 3.0%
VF Corp.
2.80%, 04/23/27(b)	15,808	15,394,897
2.95%, 04/23/30(b)	23,711	20,815,680
6.00%, 10/15/33(b)	8,745	8,428,555
6.45%, 11/01/37(b)	9,077	8,501,202
		53,140,334
Auto Manufacturers — 3.0%
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	2,681	2,451,846
2.75%, 03/09/28(a)	4,605	4,315,627
5.30%, 09/13/27(a)(b)	3,000	2,990,547
5.55%, 09/13/29(a)	2,323	2,303,043
7.05%, 09/15/28(a)	5,328	5,512,555
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	18,784	18,390,645
4.81%, 09/17/30(a)	18,700	17,508,312
		53,472,575
Auto Parts & Equipment — 1.3%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	17,180	17,537,902
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	5,415	5,587,015
		23,124,917
Banks — 2.1%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	34,370	38,015,143
Chemicals — 7.9%
Celanese U.S. Holdings LLC
6.67%, 07/15/27(b)	12,227	12,540,081
6.83%, 07/15/29(b)	6,120	6,257,802
6.85%, 11/15/28(b)	8,188	8,466,610
6.88%, 07/15/32(b)	8,149	8,186,169
7.05%, 11/15/30	8,155	8,282,627
7.20%, 11/15/33(b)	8,147	8,345,921
HB Fuller Co., 4.00%, 02/15/27	10,301	10,155,059
Huntsman International LLC
2.95%, 06/15/31(b)	13,809	11,115,994
4.50%, 05/01/29(b)	25,817	23,866,236
5.70%, 10/15/34(b)	12,095	10,558,907
Methanex Corp.
5.25%, 12/15/29(b)	24,044	23,930,208
5.65%, 12/01/44(b)	10,326	8,987,753
		140,693,367
Commercial Services — 1.4%
United Rentals North America Inc., 3.88%, 11/15/27(b)	25,757	25,427,452
Computers — 1.2%
Crane NXT Co.
4.20%, 03/15/48(b)	12,103	8,650,560
6.55%, 11/15/36(b)	6,468	6,945,153
Security	Par (000)	Value
Computers (continued)
Seagate Data Storage Technology Pte Ltd.
4.13%, 01/15/31(a)(b)	$1,500	$1,411,297
5.75%, 12/01/34(a)	3,500	3,585,357
Seagate HDD Cayman, 5.75%, 12/01/34	1,250	1,249,346
		21,841,713
Cosmetics & Personal Care — 1.9%
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	25,888	25,340,534
4.90%, 12/15/44(b)	10,578	8,773,505
		34,114,039
Diversified Financial Services — 1.0%
Navient Corp., 5.63%, 08/01/33(b)	20,394	18,416,735
Electric — 2.4%
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	29,975	31,503,727
TransAlta Corp., 6.50%, 03/15/40	10,385	10,585,475
		42,089,202
Energy - Alternate Sources — 0.2%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,000	2,999,324
Engineering & Construction — 1.2%
Fluor Corp., 4.25%, 09/15/28(b)	20,608	20,446,529
Entertainment — 3.5%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	34,390	31,035,161
4.63%, 04/06/31(a)(b)	12,051	10,280,673
Warnermedia Holdings Inc.
3.76%, 03/15/27(b)	400	393,638
3.76%, 03/15/27	1,500	1,483,393
4.28%, 03/15/32(b)	10,830	9,455,603
4.28%, 03/15/32	1,000	916,806
5.05%, 03/15/42(b)	11,790	9,301,447
		62,866,721
Environmental Control — 2.0%
GFL Environmental Inc., 6.75%, 01/15/31(a)(b)	34,317	35,854,549
Food — 0.6%
Safeway Inc., 7.25%, 02/01/31(b)	9,326	10,091,214
Health Care - Services — 3.4%
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(a)	14,840	14,535,649
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	12,400	13,475,940
Toledo Hospital (The)
4.98%, 11/15/45(b)	9,452	8,057,278
6.02%, 11/15/48(b)	13,563	13,127,368
Series B, 5.33%, 11/15/28(b)	11,075	11,328,525
		60,524,760
Holding Companies - Diversified — 0.9%
Prospect Capital Corp.
3.36%, 11/15/26(b)	9,000	8,723,447
3.44%, 10/15/28(b)	9,000	8,095,808
		16,819,255
Home Furnishings — 3.0%
Whirlpool Corp.
2.40%, 05/15/31	5,770	4,801,499
4.50%, 06/01/46(b)	9,572	7,246,074
4.60%, 05/15/50(b)	9,575	7,141,595
4.70%, 05/14/32(b)	5,780	5,295,370
4.75%, 02/26/29(b)	13,432	13,216,370
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
5.15%, 03/01/43	$4,800	$4,010,196
5.50%, 03/01/33(b)	5,800	5,470,562
5.75%, 03/01/34(b)	5,767	5,499,987
		52,681,653
Housewares — 1.8%
Newell Brands Inc.
6.88%, 04/01/36(b)	14,420	13,580,368
7.50%, 04/01/46	22,823	18,935,475
		32,515,843
Insurance — 3.7%
Constellation Insurance Inc.
6.63%, 05/01/31(a)	6,496	6,373,031
6.80%, 01/24/30(a)(b)	11,310	11,424,124
Genworth Holdings Inc., 6.50%, 06/15/34(b)	8,548	8,811,516
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	15,279	17,575,668
Provident Financing Trust I, 7.41%, 03/15/38(b)	7,150	7,817,094
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(a)(b)(c)(e)	13,250	13,126,603
		65,128,036
Iron & Steel — 1.0%
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	8,230	7,044,887
U.S. Steel Corp., 6.65%, 06/01/37	9,474	9,882,403
		16,927,290
Leisure Time — 0.4%
Carnival Corp., 6.65%, 01/15/28(b)	7,019	7,283,567
Lodging — 0.8%
Travel + Leisure Co., 6.00%, 04/01/27(b)	13,720	13,881,783
Media — 1.2%
Belo Corp.
7.25%, 09/15/27	8,360	8,715,100
7.75%, 06/01/27(b)	6,891	7,190,247
Discovery Communications LLC, 6.35%, 06/01/40(b)	4,050	3,559,807
Liberty Interactive LLC
8.25%, 02/01/30	15,241	1,235,772
8.50%, 07/15/29	8,707	712,004
		21,412,930
Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	17,352	16,885,127
6.13%, 05/15/28(a)(b)	7,317	7,320,274
		24,205,401
Office & Business Equipment — 0.4%
Xerox Corp.
4.80%, 03/01/35(b)	8,555	2,597,760
6.75%, 12/15/39(b)	12,000	4,436,160
		7,033,920
Office Furnishings — 0.9%
Steelcase Inc., 5.13%, 01/18/29(b)	15,873	15,542,212
Oil & Gas — 2.8%
Global Marine Inc., 7.00%, 06/01/28(b)	8,575	8,194,785
Murphy Oil Corp., 5.88%, 12/01/42(b)	11,834	10,014,112
Transocean International Ltd.
6.80%, 03/15/38(b)	20,989	18,367,512
7.50%, 04/15/31(b)	13,582	12,957,599
		49,534,008
Security	Par (000)	Value
Packaging & Containers — 1.6%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	$11,385	$11,694,894
Sealed Air Corp., 6.88%, 07/15/33(a)	15,476	16,837,518
		28,532,412
Pipelines — 6.0%
Buckeye Partners LP
3.95%, 12/01/26	17,548	17,395,331
4.13%, 12/01/27(b)	11,723	11,581,769
5.60%, 10/15/44(b)	9,777	9,002,753
5.85%, 11/15/43	12,268	11,518,878
6.75%, 08/15/33(b)	2,996	3,062,529
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	11,017	10,778,745
4.95%, 07/15/29(a)	17,380	17,203,714
6.88%, 04/15/40(a)	16,061	16,543,109
7.50%, 07/15/38(a)(b)	8,200	8,871,678
		105,958,506
Real Estate Investment Trusts — 9.3%
Brandywine Operating Partnership LP
3.95%, 11/15/27	15,509	15,268,652
4.55%, 10/01/29(b)	12,062	11,587,404
8.30%, 03/15/28	12,050	12,876,218
Diversified Healthcare Trust, 4.75%, 02/15/28	17,198	16,393,110
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	13,746	11,761,582
3.95%, 11/01/27(b)	13,757	13,172,942
4.65%, 04/01/29(b)	17,171	15,821,007
5.95%, 02/15/28(b)	12,013	11,741,700
Service Properties Trust
3.95%, 01/15/28(b)	11,550	10,724,423
4.38%, 02/15/30(b)	13,719	11,538,924
4.95%, 02/15/27(b)	13,760	13,724,821
4.95%, 10/01/29(b)	12,268	10,599,458
Vornado Realty LP, 3.40%, 06/01/31(b)	12,008	10,804,153
		166,014,394
Retail — 11.8%
Advance Auto Parts Inc.
1.75%, 10/01/27	12,007	11,246,364
3.50%, 03/15/32(b)	12,011	10,346,116
3.90%, 04/15/30	17,164	15,777,160
5.95%, 03/09/28(b)	10,307	10,438,427
Bath & Body Works Inc.
6.95%, 03/01/33(b)	9,750	10,096,519
7.60%, 07/15/37	6,890	7,185,284
Kohl's Corp.
5.13%, 05/01/31(b)	17,154	13,385,417
5.55%, 07/17/45(b)	14,654	9,508,060
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	8,679	6,255,759
4.50%, 12/15/34(b)	12,582	11,154,373
5.13%, 01/15/42(b)	8,708	7,037,466
6.38%, 03/15/37(b)	6,701	6,241,185
6.70%, 07/15/34(a)(b)	6,303	5,924,279
Nordstrom Inc.
4.00%, 03/15/27(b)	8,240	8,120,211
4.25%, 08/01/31(b)	9,996	9,143,160
4.38%, 04/01/30(b)	11,777	11,166,860
5.00%, 01/15/44(b)	22,716	17,193,166
6.95%, 03/15/28(b)	7,055	7,330,048
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
QVC Inc.
5.45%, 08/15/34(b)	$13,854	$6,079,101
5.95%, 03/15/43(b)	10,444	4,715,764
Yum! Brands Inc.
5.35%, 11/01/43(b)	9,179	8,991,421
6.88%, 11/15/37(b)	11,479	12,831,243
		210,167,383
Telecommunications — 10.9%
Embarq LLC, 8.00%, 06/01/36(b)	41,867	19,123,748
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	10,441	10,854,200
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	6,986	7,210,458
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39(b)	12,332	12,254,184
Series U, 7.65%, 03/15/42(b)	10,189	10,059,544
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(c)	25,847	25,724,323
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,229	12,529,876
6.38%, 11/15/33(b)	12,208	12,848,760
7.20%, 07/18/36	12,266	13,380,884
7.72%, 06/04/38(b)	12,247	13,653,189
T-Mobile USA Inc., 6.70%, 12/15/33	3,000	3,354,691
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(c)	50,481	53,291,339
		194,285,196
Transportation — 0.6%
XPO CNW Inc., 6.70%, 05/01/34	10,337	11,020,814
Total Long-Term Investments — 97.4% (Cost: $1,795,533,181)		1,731,302,234
Security	Shares	Value
Short-Term Securities
Money Market Funds — 19.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	318,862,357	$319,021,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	26,450,000	26,450,000
Total Short-Term Securities — 19.4% (Cost: $345,332,133)		345,471,788
Total Investments — 116.8% (Cost: $2,140,865,314)		2,076,774,022
Liabilities in Excess of Other Assets — (16.8)%		(298,510,510)
Net Assets — 100.0%		$1,778,263,512

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$341,593,881	$—	$(22,496,477)(a)	$(23,152)	$(52,464)	$319,021,788	318,862,357	$2,019,482 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,240,000	14,210,000 (a)	—	—	—	26,450,000	26,450,000	923,984	—
				$(23,152)	$(52,464)	$345,471,788		$2,943,466	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Fallen Angels USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,731,302,234	$—	$1,731,302,234
Short-Term Securities
Money Market Funds	345,471,788	—	—	345,471,788
	$345,471,788	$1,731,302,234	$—	$2,076,774,022
See notes to financial statements.
Schedule of Investments
58

Statements of Assets and Liabilities
October 31, 2025

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,572,779,385	$25,691,967,309	$182,629,313	$1,731,302,234
Investments, at value—affiliated(c)	1,362,103,448	4,020,632,559	36,866,213	345,471,788
Cash	—	7,095,548	—	11,474
Foreign currency, at value(d)	9,242	568	113	—
Receivables:
Investments sold	13,035,705	105,622,972	2,778,493	4,444,719
Securities lending income—affiliated	572,252	1,618,962	12,555	169,054
Loans	171,614	196,306	—	—
Capital shares sold	1,512,556	1,804,910	—	—
Dividends—affiliated	559,602	511,783	14,024	66,104
Interest—unaffiliated	122,194,735	426,002,689	2,766,822	27,524,798
Total assets	9,072,938,539	30,255,453,606	225,067,533	2,108,990,171
LIABILITIES
Bank overdraft	182,189	—	9,097	—
Collateral on securities loaned, at value	1,164,346,539	3,769,551,639	32,024,665	319,206,181
Payables:
Investments purchased	21,831,214	232,894,784	3,989,272	10,603,238
Capital shares redeemed	633,252	526,923	—	523,624
Investment advisory fees	1,929,424	1,746,534	55,899	393,616
Total liabilities	1,188,922,618	4,004,719,880	36,078,933	330,726,659
Commitments and contingent liabilities
NET ASSETS	$7,884,015,921	$26,250,733,726	$188,988,600	$1,778,263,512
NET ASSETS CONSIST OF
Paid-in capital	$8,339,793,344	$26,678,830,535	$200,507,542	$2,000,207,459
Accumulated loss	(455,777,423)	(428,096,809)	(11,518,942)	(221,943,947)
NET ASSETS	$7,884,015,921	$26,250,733,726	$188,988,600	$1,778,263,512
NET ASSET VALUE
Shares outstanding	183,200,000	698,850,000	4,000,000	64,550,000
Net asset value	$43.04	$37.56	$47.25	$27.55
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$7,502,728,994	$25,851,594,661	$183,935,314	$1,795,533,181
(b) Securities loaned, at value	$1,116,667,420	$3,617,837,130	$30,729,429	$307,410,140
(c) Investments, at cost—affiliated	$1,361,578,849	$4,019,379,971	$36,848,362	$345,332,133
(d) Foreign currency, at cost	$8,563	$514	$104	$—
See notes to financial statements.
59
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,520,637	$3,768,788	$140,901	$923,984
Interest—unaffiliated	481,238,058	1,511,153,945	11,219,972	118,183,991
Securities lending income—affiliated—net	6,023,618	18,402,678	166,828	2,019,482
Other income—unaffiliated	327,652	581,512	7,721	—
Total investment income	490,109,965	1,533,906,923	11,535,422	121,127,457
EXPENSES
Investment advisory	19,761,237	17,393,432	610,886	4,671,337
Interest expense	396	92	—	202
Total expenses	19,761,633	17,393,524	610,886	4,671,539
Less:
Reimbursement of litigation fees	(382,439)	—	—	—
Total expenses after reimbursement of litigation fees	19,379,194	17,393,524	610,886	4,671,539
Net investment income	470,730,771	1,516,513,399	10,924,536	116,455,918
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(26,796,733)	(24,455,323)	281,763	(1,065,457)
Investments—affiliated	(38,852)	(226,710)	(2,003)	(23,152)
In-kind redemptions—unaffiliated(a)	(2,042,339)	193,174,340	749,603	17,105,984
	(28,877,924)	168,492,307	1,029,363	16,017,375
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	20,447,814	119,735,534	1,488,085	9,211,162
Investments—affiliated	(149,518)	(390,598)	(5,973)	(52,464)
Foreign currency translations	514	32	5	—
	20,298,810	119,344,968	1,482,117	9,158,698
Net realized and unrealized gain (loss)	(8,579,114)	287,837,275	2,511,480	25,176,073
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$462,151,657	$1,804,350,674	$13,436,016	$141,631,991
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
60

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$470,730,771	$397,070,001	$1,516,513,399	$942,945,536
Net realized gain (loss)	(28,877,924)	(24,389,193)	168,492,307	75,915,587
Net change in unrealized appreciation (depreciation)	20,298,810	330,894,826	119,344,968	858,806,844
Net increase in net assets resulting from operations	462,151,657	703,575,634	1,804,350,674	1,877,667,967
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(462,115,595)	(388,893,337)	(1,501,698,924)	(885,241,007)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,880,473,951	1,094,480,264	5,343,331,283	10,596,189,652
NET ASSETS
Total increase in net assets	1,880,510,013	1,409,162,561	5,645,983,033	11,588,616,612
Beginning of year	6,003,505,908	4,594,343,347	20,604,750,693	9,016,134,081
End of year	$7,884,015,921	$6,003,505,908	$26,250,733,726	$20,604,750,693

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
61
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,924,536	$8,406,731	$116,455,918	$102,154,262
Net realized gain (loss)	1,029,363	(2,006,495)	16,017,375	(16,730,256)
Net change in unrealized appreciation (depreciation)	1,482,117	13,579,448	9,158,698	153,093,416
Net increase in net assets resulting from operations	13,436,016	19,979,684	141,631,991	238,517,422
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,913,679)	(8,341,647)	(117,778,883)	(100,134,248)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	28,089,047	36,695,567	(53,142,718)	411,137,004
NET ASSETS
Total increase (decrease) in net assets	30,611,384	48,333,604	(29,289,610)	549,520,178
Beginning of year	158,377,216	110,043,612	1,807,553,122	1,258,032,944
End of year	$188,988,600	$158,377,216	$1,778,263,512	$1,807,553,122

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
62

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$42.97	$40.44	$40.83	$45.51	$43.75
Net investment income(a)	3.05	2.92	2.64	2.10	2.09
Net realized and unrealized gain (loss)(b)	0.05	2.49	(0.36)	(4.58)	1.90
Net increase (decrease) from investment operations	3.10	5.41	2.28	(2.48)	3.99
Distributions from net investment income(c)	(3.03)	(2.88)	(2.67)	(2.20)	(2.23)
Net asset value, end of year	$43.04	$42.97	$40.44	$40.83	$45.51
Total Return(d)
Based on net asset value	7.50%	13.78%	5.69%	(5.55)%	9.25%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.31%(f)	0.30%	0.30%	0.30%
Total expenses after reimbursement of litigation fees	0.29%(g)	0.31%(f)	0.30%	0.30%	0.30%
Net investment income	7.15%	6.92%	6.42%	4.90%	4.59%
Supplemental Data
Net assets, end of year (000)	$7,884,016	$6,003,506	$4,594,343	$6,977,147	$5,433,846
Portfolio turnover rate(h)	29%	36%	26%	23%	39%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Includes non-recurring expense of litigation fees. Without this cost, total expenses would have been 0.30%.
(g) Includes non-recurring reimbursement of litigation fees.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
63
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$37.17	$34.11	$34.49	$41.21	$39.34
Net investment income(a)	2.56	2.54	2.32	2.03	2.02
Net realized and unrealized gain (loss)(b)	0.38	2.99	(0.34)	(6.68)	1.97
Net increase (decrease) from investment operations	2.94	5.53	1.98	(4.65)	3.99
Distributions from net investment income(c)	(2.55)	(2.47)	(2.36)	(2.07)	(2.12)
Net asset value, end of year	$37.56	$37.17	$34.11	$34.49	$41.21
Total Return(d)
Based on net asset value	8.25%	16.68%	5.80%	(11.59)%	10.31%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.09%(f)	0.22%	0.22%	0.22%
Total expenses after fees waived	0.08%	0.09%(f)	0.15%	0.15%	0.15%
Net investment income	6.90%	6.96%	6.65%	5.42%	4.91%
Supplemental Data
Net assets, end of year (000)	$26,250,734	$20,604,751	$9,016,134	$8,114,659	$8,308,643
Portfolio turnover rate(g)	18%	21%	13%	12%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Interest expense was not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.08%.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
64

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$46.58	$42.32	$43.32	$51.90	$51.03
Net investment income(a)	2.92	2.92	2.57	2.13	1.97
Net realized and unrealized gain (loss)(b)	0.71	4.27	(0.95)	(8.21)	1.18
Net increase (decrease) from investment operations	3.63	7.19	1.62	(6.08)	3.15
Distributions(c)
From net investment income	(2.96)	(2.93)	(2.62)	(2.21)	(2.07)
From net realized gain	—	—	—	(0.29)	(0.21)
Total distributions	(2.96)	(2.93)	(2.62)	(2.50)	(2.28)
Net asset value, end of year	$47.25	$46.58	$42.32	$43.32	$51.90
Total Return(d)
Based on net asset value	8.06%	17.45%	3.70%	(12.03)%	6.25%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.26%	6.44%	5.89%	4.53%	3.78%
Supplemental Data
Net assets, end of year (000)	$188,989	$158,377	$110,044	$129,965	$124,566
Portfolio turnover rate(f)	47%	30%	28%	23%	43%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$26.96	$24.50	$24.21	$30.04	$27.29
Net investment income(a)	1.68	1.63	1.32	1.10	1.06
Net realized and unrealized gain (loss)(b)	0.60	2.45	0.37	(5.79)	2.83
Net increase (decrease) from investment operations	2.28	4.08	1.69	(4.69)	3.89
Distributions from net investment income(c)	(1.69)	(1.62)	(1.40)	(1.14)	(1.14)
Net asset value, end of year	$27.55	$26.96	$24.50	$24.21	$30.04
Total Return(d)
Based on net asset value	8.83%	17.00%	7.06%	(15.88)%	14.45%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	6.23%	6.17%	5.31%	4.02%	3.57%
Supplemental Data
Net assets, end of year (000)	$1,778,264	$1,807,553	$1,258,033	$1,677,473	$4,676,501
Portfolio turnover rate(f)	26%	22%	26%	26%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
66

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
67
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
68

Notes to Financial Statements  (continued)
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$207,521,735	$(207,521,735)	$—	$—
Barclays Capital, Inc.	18,957,170	(18,957,170)	—	—
BMO Capital Markets Corp.	9,559,860	(9,559,860)	—	—
BNP Paribas SA	132,100,482	(132,100,482)	—	—
BofA Securities, Inc.	9,407,996	(9,407,996)	—	—
Citadel Clearing LLC	3,996,918	(3,996,918)	—	—
Citigroup Global Markets, Inc.	19,912,300	(19,912,300)	—	—
Deutsche Bank Securities, Inc.	224,275,790	(224,275,790)	—	—
Goldman Sachs & Co. LLC	58,412,467	(58,412,467)	—	—
HSBC Securities (USA), Inc.	2,337,766	(2,337,766)	—	—
J.P. Morgan Securities LLC	109,510,965	(109,510,965)	—	—
Jefferies LLC	23,667,322	(23,667,322)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	9,375,835	(9,375,835)	—	—
Morgan Stanley	60,038,303	(60,038,303)	—	—
National Bank Financial Inc.	544,141	(544,141)	—	—
Nomura Securities International, Inc.	18,523,315	(18,523,315)	—	—
Pershing LLC	18,313,265	(18,313,265)	—	—
RBC Capital Markets LLC	82,146,752	(82,146,752)	—	—
Scotia Capital (USA), Inc.	12,479,399	(12,479,399)	—	—
Scotia Capital Inc	18,171,392	(18,171,392)	—	—
State Street Bank & Trust Co.	2,658,512	(2,658,512)	—	—
TD Securities (USA) LLC	3,294,582	(3,294,582)	—	—
Toronto-Dominion Bank	21,824,201	(21,824,201)	—	—
UBS AG	1,297,889	(1,297,889)	—	—
UBS Securities LLC	9,994,295	(9,994,295)	—	—
Wells Fargo Bank N.A.	4,538,700	(4,538,700)	—	—
Wells Fargo Securities LLC	33,806,068	(33,806,068)	—	—
	$1,116,667,420	$(1,116,667,420)	$—	$—
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$888,251,807	$(888,251,807)	$—	$—
Barclays Capital, Inc.	78,946,020	(78,946,020)	—	—
BMO Capital Markets Corp.	32,871,167	(32,871,167)	—	—
BNP Paribas SA	323,505,428	(323,505,428)	—	—
BofA Securities, Inc.	48,665,805	(48,665,805)	—	—
Citadel Clearing LLC	52,951,209	(52,951,209)	—	—
Citigroup Global Markets, Inc.	121,718,466	(121,718,466)	—	—
Goldman Sachs & Co. LLC	187,186,512	(187,186,512)	—	—
J.P. Morgan Securities LLC	409,545,779	(409,545,779)	—	—
Jefferies LLC	72,094,268	(72,094,268)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	16,226,189	(16,226,189)	—	—
Morgan Stanley	222,313,587	(222,313,587)	—	—
National Bank Financial Inc.	16,220,577	(16,220,577)	—	—
Nomura Securities International, Inc.	34,211,986	(34,211,986)	—	—
Pershing LLC	61,376,241	(61,376,241)	—	—
RBC Capital Markets LLC	423,966,266	(423,966,266)	—	—
Scotia Capital (USA), Inc.	237,073,696	(237,073,696)	—	—
Scotia Capital Inc	70,862,002	(70,862,002)	—	—
State Street Bank & Trust Co.	14,826,023	(14,826,023)	—	—
TD Securities (USA) LLC	25,621,532	(25,621,532)	—	—
Toronto-Dominion Bank	93,573,688	(93,573,688)	—	—
UBS AG	17,679,275	(17,679,275)	—	—
UBS Securities LLC	19,724,193	(19,724,193)	—	—
Wells Fargo Bank N.A.	15,338,486	(15,338,486)	—	—
Wells Fargo Securities LLC	133,086,928	(133,086,928)	—	—
	$3,617,837,130	$(3,617,837,130)	$—	$—
Notes to Financial Statements
70

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$7,077,286	$(7,077,286)	$—	$—
Barclays Capital, Inc.	1,588,229	(1,588,229)	—	—
BMO Capital Markets Corp.	482,698	(482,698)	—	—
BNP Paribas SA	3,241,569	(3,241,569)	—	—
Citigroup Global Markets, Inc.	1,457,615	(1,457,615)	—	—
HSBC Securities (USA), Inc.	176,999	(176,999)	—	—
J.P. Morgan Securities LLC	4,319,715	(4,319,715)	—	—
Jefferies LLC	983,125	(983,125)	—	—
Morgan Stanley	1,692,057	(1,692,057)	—	—
Pershing LLC	590,766	(590,766)	—	—
RBC Capital Markets LLC	3,232,368	(3,232,368)	—	—
Scotia Capital (USA), Inc.	962,277	(962,277)	—	—
Scotia Capital Inc	1,349,038	(1,349,038)	—	—
State Street Bank & Trust Co.	466,737	(466,737)	—	—
Toronto-Dominion Bank	1,341,705	(1,341,705)	—	—
UBS Securities LLC	159,965	(159,965)	—	—
Wells Fargo Securities LLC	1,607,280	(1,607,280)	—	—
	$30,729,429	$(30,729,429)	$—	$—
Fallen Angels USD Bond
Barclays Bank PLC	$127,007,116	$(127,007,116)	$—	$—
BMO Capital Markets Corp.	2,693,140	(2,693,140)	—	—
BNP Paribas SA	15,148,432	(15,148,432)	—	—
BofA Securities, Inc.	5,359,289	(5,359,289)	—	—
Citigroup Global Markets, Inc.	4,890,283	(4,890,283)	—	—
Goldman Sachs & Co. LLC	21,873,722	(21,873,722)	—	—
J.P. Morgan Securities LLC	45,544,795	(45,544,795)	—	—
Jefferies LLC	8,120,356	(8,120,356)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,027	(1,027)	—	—
Morgan Stanley	10,619,470	(10,619,470)	—	—
National Bank Financial Inc.	7,270,446	(7,270,446)	—	—
Pershing LLC	14,409,488	(14,409,488)	—	—
RBC Capital Markets LLC	17,375,847	(17,375,847)	—	—
Scotia Capital (USA), Inc.	6,279,691	(6,279,691)	—	—
Scotia Capital Inc	8,577,341	(8,577,341)	—	—
State Street Bank & Trust Co.	1,595,829	(1,595,829)	—	—
Toronto-Dominion Bank	6,272,929	(6,272,929)	—	—
UBS AG	205,542	(205,542)	—	—
UBS Securities LLC	634,520	(634,520)	—	—
Wells Fargo Bank N.A.	636,847	(636,847)	—	—
Wells Fargo Securities LLC	2,894,030	(2,894,030)	—	—
	$307,410,140	$(307,410,140)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
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2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.08
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year High Yield Corporate Bond	$1,751,981
Broad USD High Yield Corporate Bond	5,536,035
ESG Advanced High Yield Corporate Bond	51,080
Fallen Angels USD Bond	575,800
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
72

Notes to Financial Statements  (continued)
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$1,859,823,698	$1,928,036,959
Broad USD High Yield Corporate Bond	4,167,196,133	3,958,294,240
ESG Advanced High Yield Corporate Bond	79,203,626	79,883,067
Fallen Angels USD Bond	478,505,662	526,576,818
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$2,547,394,326	$826,335,607
Broad USD High Yield Corporate Bond	14,715,309,746	9,753,412,665
ESG Advanced High Yield Corporate Bond	60,472,868	33,944,422
Fallen Angels USD Bond	763,801,961	791,379,630
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
0-5 Year High Yield Corporate Bond	$(2,051,261)	$2,051,261
Broad USD High Yield Corporate Bond	192,756,222	(192,756,222)
ESG Advanced High Yield Corporate Bond	746,535	(746,535)
Fallen Angels USD Bond	16,790,803	(16,790,803)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
0-5 Year High Yield Corporate Bond
Ordinary income	$462,115,595	$388,893,337
Broad USD High Yield Corporate Bond
Ordinary income	$1,501,698,924	$885,241,007
ESG Advanced High Yield Corporate Bond
Ordinary income	$10,913,679	$8,341,647
Fallen Angels USD Bond
Ordinary income	$117,778,883	$100,134,248
73
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
0-5 Year High Yield Corporate Bond	$46,730,808	$(570,090,422)	$67,582,191	$(455,777,423)
Broad USD High Yield Corporate Bond	150,651,499	(393,880,628)	(184,867,680)	(428,096,809)
ESG Advanced High Yield Corporate Bond	961,458	(10,922,025)	(1,558,375)	(11,518,942)
Fallen Angels USD Bond	10,166,577	(161,939,333)	(70,171,191)	(221,943,947)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
ESG Advanced High Yield Corporate Bond	$47,474
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$8,867,301,321	$157,684,593	$(90,103,081)	$67,581,512
Broad USD High Yield Corporate Bond	29,897,467,602	343,802,400	(528,670,134)	(184,867,734)
ESG Advanced High Yield Corporate Bond	221,053,909	2,398,007	(3,956,390)	(1,558,383)
Fallen Angels USD Bond	2,146,945,213	25,045,678	(95,216,869)	(70,171,191)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the
Notes to Financial Statements
74

Notes to Financial Statements  (continued)
resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	63,800,000	$2,727,956,823	51,200,000	$2,155,851,927
Shares redeemed	(20,300,000)	(847,482,872)	(25,100,000)	(1,061,371,663)
	43,500,000	$1,880,473,951	26,100,000	$1,094,480,264
Broad USD High Yield Corporate Bond
Shares sold	413,750,000	$15,305,377,974	438,550,000	$16,005,843,297
Shares redeemed	(269,200,000)	(9,962,046,691)	(148,600,000)	(5,409,653,645)
	144,550,000	$5,343,331,283	289,950,000	$10,596,189,652
ESG Advanced High Yield Corporate Bond
Shares sold	1,350,000	$62,875,481	900,000	$41,254,827
Shares redeemed	(750,000)	(34,786,434)	(100,000)	(4,559,260)
	600,000	$28,089,047	800,000	$36,695,567
75
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Fallen Angels USD Bond
Shares sold	28,900,000	$775,970,853	28,200,000	$741,783,562
Shares redeemed	(31,400,000)	(829,113,571)	(12,500,000)	(330,646,558)
	(2,500,000)	$(53,142,718)	15,700,000	$411,137,004
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
76

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025 , including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares 0-5 Year High Yield Corporate Bond ETF
iShares Broad USD High Yield Corporate Bond ETF
iShares ESG Advanced High Yield Corporate Bond ETF
iShares Fallen Angels USD Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
77
2025 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
0-5 Year High Yield Corporate Bond	$1,161,900
Broad USD High Yield Corporate Bond	1,824,410
ESG Advanced High Yield Corporate Bond	66,487
Fallen Angels USD Bond	442,487
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
0-5 Year High Yield Corporate Bond	$463,878,641
Broad USD High Yield Corporate Bond	1,507,051,070
ESG Advanced High Yield Corporate Bond	10,827,646
Fallen Angels USD Bond	115,593,662
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
0-5 Year High Yield Corporate Bond	$383,199,797
Broad USD High Yield Corporate Bond	1,280,751,044
ESG Advanced High Yield Corporate Bond	9,494,988
Fallen Angels USD Bond	93,013,613
Important Tax Information
78

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual Fund level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.
79
2025 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Broad USD High Yield Corporate Bond ETF (the "Fund") is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
80

Board Review and Approval of Investment Advisory Contract
iShares 0-5 Year High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
81
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
82

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Broad USD High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
83
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
Board Review and Approval of Investment Advisory Contract
84

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
85
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
86

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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
• iShares International Treasury Bond ETF | IGOV | NASDAQ

2

Schedule of Investments
October 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bonds
2.25%, 05/21/28(a)	AUD15,937	$10,093,270
2.75%, 11/21/27(a)	AUD15,612	10,053,127
4.75%, 04/21/27(a)	AUD15,563	10,355,470
		30,501,867
Austria — 4.5%
Republic of Austria Government Bonds
0.00%, 10/20/28(b)	EUR5,690	6,152,537
0.50%, 04/20/27(b)	EUR8,873	10,011,664
0.75%, 02/20/28(b)	EUR8,755	9,795,772
6.25%, 07/15/27	EUR3,704	4,568,745
		30,528,718
Belgium — 4.5%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(b)	EUR5,321	5,894,668
0.80%, 06/22/27(b)	EUR7,765	8,776,691
0.80%, 06/22/28(b)	EUR8,445	9,402,196
5.50%, 03/28/28(a)	EUR5,191	6,449,454
		30,523,009
Canada — 4.6%
Canada Government Bonds
1.00%, 06/01/27	CAD1,610	1,123,459
1.25%, 03/01/27	CAD3,823	2,686,498
2.00%, 06/01/28	CAD2,180	1,537,028
2.50%, 08/01/27	CAD6,940	4,954,909
2.75%, 05/01/27	CAD5,751	4,122,736
2.75%, 09/01/27	CAD4,602	3,300,492
3.00%, 02/01/27	CAD6,638	4,770,150
3.25%, 11/01/26	CAD3,187	2,292,831
3.25%, 09/01/28	CAD4,879	3,551,090
3.50%, 03/01/28	CAD3,396	2,479,416
		30,818,609
Denmark — 2.2%
Denmark Government Bonds
0.50%, 11/15/27	DKK61,420	9,248,651
2.25%, 11/15/26	DKK33,747	5,228,821
		14,477,472
Finland — 4.3%
Finland Government Bonds
0.50%, 09/15/27(b)	EUR6,566	7,357,221
0.50%, 09/15/28(b)	EUR8,294	9,123,566
1.38%, 04/15/27(b)	EUR5,029	5,745,319
2.75%, 07/04/28(b)	EUR5,502	6,452,229
		28,678,335
France — 8.7%
French Republic Government Bonds
0.00%, 02/25/27(b)	EUR5,751	6,454,551
0.25%, 11/25/26(a)(b)	EUR4,605	5,208,164
0.75%, 02/25/28(a)(b)	EUR6,405	7,145,738
0.75%, 05/25/28(b)	EUR8,517	9,458,796
1.00%, 05/25/27(b)	EUR5,933	6,727,202
2.40%, 09/24/28(b)	EUR5,477	6,331,372
2.50%, 09/24/27(b)	EUR6,026	6,993,796
2.75%, 10/25/27(b)	EUR8,614	10,048,075
		58,367,694
Germany — 8.6%
Bundesobligation
0.00%, 04/16/27(a)	EUR3,196	3,583,926
Security	Par (000)	Value
Germany (continued)
1.30%, 10/15/27(a)	EUR5,027	$5,725,630
2.20%, 04/13/28(a)	EUR3,810	4,415,443
2.40%, 10/19/28(a)	EUR3,810	4,438,236
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/27(a)	EUR3,134	3,474,845
0.25%, 02/15/27(a)	EUR3,964	4,472,560
0.25%, 08/15/28(a)	EUR3,554	3,905,887
0.50%, 08/15/27(a)	EUR4,720	5,304,060
0.50%, 02/15/28(a)	EUR3,940	4,395,934
4.75%, 07/04/28(a)	EUR1,937	2,391,047
5.63%, 01/04/28(a)	EUR1,632	2,024,975
6.50%, 07/04/27(a)	EUR2,075	2,567,710
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR2,175	2,496,810
1.90%, 09/16/27(a)	EUR1,120	1,289,354
2.00%, 12/10/26(a)	EUR3,489	4,023,084
2.00%, 12/16/27(a)	EUR560	645,716
2.20%, 03/11/27(a)	EUR2,342	2,708,145
		57,863,362
Ireland — 2.8%
Ireland Government Bonds
0.20%, 05/15/27(a)	EUR8,110	9,099,335
0.90%, 05/15/28(a)	EUR8,911	9,984,136
		19,083,471
Israel — 4.6%
Israel Government Bonds
2.00%, 03/31/27	ILS31,901	9,555,903
2.25%, 09/28/28	ILS37,751	11,120,592
3.75%, 09/30/27	ILS29,984	9,197,562
4.10%, 07/31/28	ILS3,340	1,034,255
		30,908,312
Italy — 9.0%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR3,025	3,335,233
0.50%, 07/15/28(a)	EUR2,450	2,698,743
0.85%, 01/15/27(a)	EUR4,309	4,900,799
0.95%, 09/15/27(a)	EUR3,532	3,988,386
1.10%, 04/01/27(a)	EUR2,368	2,694,024
1.25%, 12/01/26(a)	EUR2,820	3,226,454
2.00%, 02/01/28(a)	EUR3,320	3,817,062
2.05%, 08/01/27(a)	EUR2,416	2,784,180
2.10%, 08/26/27(a)	EUR1,120	1,289,752
2.20%, 06/01/27(a)	EUR2,634	3,044,381
2.55%, 02/25/27(a)	EUR2,339	2,711,333
2.65%, 12/01/27(a)	EUR2,902	3,378,681
2.65%, 06/15/28(a)	EUR2,020	2,351,514
2.70%, 10/15/27(a)	EUR2,462	2,867,137
2.95%, 02/15/27(a)	EUR2,340	2,726,118
3.40%, 04/01/28(a)	EUR2,944	3,488,571
3.45%, 07/15/27(a)	EUR2,118	2,494,929
3.80%, 08/01/28(a)	EUR1,850	2,219,538
4.75%, 09/01/28(b)	EUR3,858	4,749,522
6.50%, 11/01/27(a)	EUR811	1,014,342
7.25%, 11/01/26(a)	EUR790	957,482
		60,738,181
Japan — 8.8%
Japan Government Five Year Bonds
0.00%, 12/20/26	JPY303,500	1,952,593
0.00%, 03/20/27	JPY148,250	951,519
0.00%, 06/20/27	JPY333,750	2,135,905
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.10%, 03/20/27	JPY88,500	$568,764
0.10%, 09/20/27	JPY241,550	1,544,550
0.10%, 03/20/28	JPY356,150	2,265,462
0.10%, 06/20/28	JPY126,250	801,042
0.20%, 12/20/27	JPY129,800	829,571
0.20%, 03/20/28	JPY159,150	1,014,745
0.30%, 12/20/27	JPY86,850	556,249
0.30%, 06/20/28	JPY131,250	837,127
Japan Government Ten Year Bonds
0.10%, 12/20/26	JPY67,400	434,092
0.10%, 03/20/27	JPY195,500	1,256,421
0.10%, 06/20/27	JPY133,750	857,281
0.10%, 09/20/27	JPY114,750	733,749
0.10%, 12/20/27	JPY145,050	925,078
0.10%, 03/20/28	JPY226,300	1,439,489
0.10%, 06/20/28	JPY243,000	1,541,807
0.10%, 09/20/28	JPY529,500	3,349,927
Japan Government Twenty Year Bonds
2.00%, 03/20/27	JPY60,450	398,666
2.10%, 12/20/26	JPY164,250	1,081,646
2.10%, 03/20/27	JPY96,900	639,907
2.10%, 06/20/27	JPY176,300	1,166,856
2.10%, 09/20/27	JPY197,400	1,309,762
2.10%, 12/20/27	JPY203,150	1,351,156
2.10%, 06/20/28	JPY197,650	1,320,398
2.20%, 09/20/27	JPY70,950	471,610
2.20%, 03/20/28	JPY244,450	1,632,982
2.30%, 06/20/27	JPY89,950	597,209
2.30%, 06/20/28	JPY52,700	353,813
2.40%, 03/20/28	JPY65,800	441,544
2.40%, 06/20/28	JPY127,950	861,145
Japan Government Two Year Bonds
0.50%, 11/01/26	JPY295,350	1,911,831
0.60%, 12/01/26	JPY295,550	1,914,526
0.60%, 01/01/27	JPY330,950	2,142,961
0.70%, 02/01/27	JPY229,050	1,484,537
0.70%, 05/01/27	JPY360,700	2,335,574
0.70%, 07/01/27	JPY321,800	2,082,418
0.80%, 03/01/27	JPY269,650	1,749,584
0.80%, 06/01/27	JPY596,750	3,868,981
0.90%, 04/01/27	JPY460,900	2,993,652
0.90%, 08/01/27	JPY97,600	633,529
0.90%, 09/01/27	JPY91,750	595,342
1.00%, 10/01/27	JPY271,000	1,761,315
		59,096,315
Netherlands — 4.6%
Netherlands Government Bonds
0.00%, 01/15/27(b)	EUR6,177	6,956,873
0.75%, 07/15/27(b)	EUR7,787	8,791,684
0.75%, 07/15/28(b)	EUR8,680	9,661,831
5.50%, 01/15/28(b)	EUR4,135	5,120,814
		30,531,202
New Zealand — 2.3%
New Zealand Government Bonds
0.25%, 05/15/28	NZD15,877	8,509,808
4.50%, 04/15/27(a)	NZD11,838	6,955,871
		15,465,679
Security	Par (000)	Value
Norway — 1.6%
Norway Government Bonds
1.75%, 02/17/27(b)	NOK53,917	$5,181,844
2.00%, 04/26/28(b)	NOK58,785	5,555,681
		10,737,525
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(b)	EUR5,249	5,907,776
2.13%, 10/17/28(b)	EUR13,210	15,269,751
4.13%, 04/14/27(b)	EUR7,915	9,402,396
		30,579,923
Singapore — 4.6%
Singapore Government Bonds
1.25%, 11/01/26	SGD8,809	6,759,162
2.63%, 05/01/28	SGD7,477	5,915,366
2.88%, 09/01/27	SGD7,074	5,579,688
2.88%, 08/01/28	SGD4,030	3,215,578
3.50%, 03/01/27	SGD11,788	9,305,148
		30,774,942
Spain — 5.6%
Spain Government Bonds
0.00%, 01/31/27	EUR4,075	4,581,079
0.00%, 01/31/28	EUR3,970	4,369,551
0.80%, 07/30/27(b)	EUR2,707	3,055,105
1.30%, 10/31/26(b)	EUR3,077	3,521,035
1.40%, 04/30/28(b)	EUR3,712	4,206,155
1.40%, 07/30/28(b)	EUR3,470	3,918,903
1.45%, 10/31/27(b)	EUR3,585	4,085,432
1.50%, 04/30/27(b)	EUR3,166	3,620,830
2.40%, 05/31/28	EUR2,560	2,967,928
2.50%, 05/31/27	EUR3,037	3,524,297
		37,850,315
Sweden — 2.9%
Sweden Government Bonds
0.75%, 05/12/28(a)	SEK82,310	8,413,160
1.00%, 11/12/26(a)	SEK103,425	10,783,134
		19,196,294
United Kingdom — 6.0%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP3,443	4,191,527
1.25%, 07/22/27(a)	GBP2,387	3,013,191
1.63%, 10/22/28(a)	GBP2,650	3,286,212
3.75%, 03/07/27(a)	GBP4,660	6,120,004
4.13%, 01/29/27(a)	GBP4,731	6,239,352
4.25%, 12/07/27(a)	GBP1,940	2,581,709
4.38%, 03/07/28(a)	GBP6,210	8,267,393
4.50%, 06/07/28(a)	GBP4,662	6,234,096
		39,933,484
Total Long-Term Investments — 99.3% (Cost: $664,685,846)		666,654,709
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	100,000	$100,000
Total Short-Term Securities — 0.0% (Cost: $100,000)		100,000
Total Investments — 99.3% (Cost: $664,785,846)		666,754,709
Other Assets Less Liabilities — 0.7%		4,738,230
Net Assets — 100.0%		$671,492,939

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$100,000 (a)	$—	$—	$—	$100,000	100,000	$7,820	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$666,654,709	$—	$666,654,709
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$100,000	$666,654,709	$—	$666,754,709
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.5%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD3,324	$1,896,028
1.00%, 11/21/31(a)	AUD5,146	2,846,822
1.25%, 05/21/32	AUD4,726	2,613,082
1.50%, 06/21/31	AUD3,600	2,079,677
1.75%, 11/21/32(a)	AUD2,711	1,528,153
1.75%, 06/21/51(a)	AUD2,862	1,002,650
2.25%, 05/21/28(a)	AUD3,798	2,405,361
2.50%, 05/21/30	AUD2,585	1,606,543
2.75%, 11/21/27(a)	AUD2,119	1,364,500
2.75%, 11/21/28(a)	AUD3,717	2,372,935
2.75%, 11/21/29(a)	AUD2,802	1,770,776
2.75%, 06/21/35(a)	AUD3,735	2,147,376
2.75%, 05/21/41(a)	AUD1,297	672,664
3.00%, 11/21/33(a)	AUD4,174	2,521,495
3.00%, 03/21/47(a)	AUD2,277	1,123,206
3.25%, 04/21/29(a)	AUD3,437	2,221,528
3.25%, 06/21/39(a)	AUD1,347	767,120
3.50%, 12/21/34(a)	AUD4,471	2,760,676
3.75%, 05/21/34(a)	AUD3,815	2,418,025
3.75%, 04/21/37(a)	AUD1,993	1,227,930
4.25%, 06/21/34(a)	AUD1,316	864,822
4.25%, 12/21/35(a)	AUD2,565	1,669,871
4.25%, 03/21/36(a)	AUD2,697	1,753,918
4.25%, 10/21/36(a)	AUD2,284	1,478,894
4.50%, 04/21/33(a)	AUD2,157	1,450,983
4.75%, 04/21/27(a)	AUD3,397	2,260,331
4.75%, 06/21/54(a)	AUD1,449	918,880
		47,744,246
Austria — 4.5%
Republic of Austria Government Bonds
0.00%, 10/20/28(b)	EUR1,867	2,019,026
0.00%, 02/20/30(b)	EUR1,623	1,692,281
0.00%, 02/20/31(b)	EUR2,895	2,928,483
0.00%, 10/20/40(b)	EUR1,062	746,220
0.25%, 10/20/36(b)	EUR1,439	1,225,918
0.50%, 04/20/27(b)	EUR1,883	2,124,644
0.50%, 02/20/29(a)(b)	EUR2,396	2,612,615
0.50%, 02/20/29(b)	EUR288	314,037
0.70%, 04/20/71(b)	EUR783	329,602
0.75%, 02/20/28(b)	EUR2,129	2,382,090
0.75%, 03/20/51(b)	EUR1,730	1,070,026
0.85%, 06/30/2120(b)	EUR879	316,517
0.90%, 02/20/32(b)	EUR1,660	1,724,355
1.50%, 02/20/47(b)	EUR816	661,441
1.50%, 11/02/86(b)	EUR626	356,811
1.85%, 05/23/49(b)	EUR1,131	957,659
2.10%, 09/20/2117(b)	EUR884	616,562
2.40%, 05/23/34(b)	EUR2,113	2,354,446
2.50%, 10/20/29(b)	EUR1,133	1,316,048
2.80%, 09/20/32(a)(b)	EUR377	438,256
2.90%, 05/23/29(a)(b)	EUR1,124	1,325,118
2.90%, 02/20/33(a)(b)	EUR3,174	3,702,779
2.90%, 02/20/34(a)(b)	EUR1,545	1,790,283
2.95%, 02/20/35(b)	EUR1,556	1,796,196
3.15%, 06/20/44(b)	EUR2,364	2,620,775
3.15%, 10/20/53(b)	EUR1,442	1,523,002
3.20%, 07/15/39(a)	EUR840	962,940
3.45%, 10/20/30(a)(b)	EUR1,541	1,859,397
Security	Par (000)	Value
Austria (continued)
3.80%, 01/26/62(b)	EUR801	$950,971
4.15%, 03/15/37(a)(b)	EUR2,400	3,039,676
6.25%, 07/15/27	EUR1,473	1,816,890
		47,575,064
Belgium — 4.6%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(b)	EUR1,732	1,918,730
0.00%, 10/22/31(a)(b)	EUR1,997	1,969,226
0.10%, 06/22/30(b)	EUR1,686	1,744,173
0.35%, 06/22/32(b)	EUR1,848	1,821,233
0.40%, 06/22/40(b)	EUR1,209	889,366
0.65%, 06/22/71(b)	EUR926	325,329
0.80%, 06/22/27(b)	EUR1,808	2,043,562
0.80%, 06/22/28(b)	EUR1,254	1,396,212
0.90%, 06/22/29(b)	EUR2,301	2,522,818
1.00%, 06/22/31(b)	EUR1,920	2,027,853
1.25%, 04/22/33(b)	EUR1,006	1,037,928
1.40%, 06/22/53(b)	EUR1,399	904,806
1.45%, 06/22/37(b)	EUR944	888,761
1.60%, 06/22/47(b)	EUR1,063	815,476
1.70%, 06/22/50(b)	EUR1,412	1,045,566
1.90%, 06/22/38(b)	EUR1,295	1,256,092
2.15%, 06/22/66(b)	EUR641	445,424
2.25%, 06/22/57(b)	EUR1,048	804,150
2.60%, 10/22/30(b)	EUR551	636,952
2.70%, 10/22/29(b)	EUR1,107	1,291,551
2.75%, 04/22/39(b)	EUR1,151	1,221,095
2.85%, 10/22/34(a)(b)	EUR2,215	2,508,696
3.00%, 06/22/33(b)	EUR2,097	2,436,202
3.00%, 06/22/34(b)	EUR1,574	1,812,638
3.10%, 06/22/35(b)	EUR1,251	1,434,611
3.30%, 06/22/54(b)	EUR753	753,290
3.45%, 06/22/42(b)	EUR158	175,646
3.45%, 06/22/43(a)(b)	EUR834	921,031
3.50%, 06/22/55(b)	EUR1,046	1,078,715
3.75%, 06/22/45(a)	EUR1,129	1,287,219
4.00%, 03/28/32(a)	EUR1,167	1,444,844
4.25%, 03/28/41(b)	EUR1,778	2,197,768
5.00%, 03/28/35(b)	EUR1,600	2,125,222
5.50%, 03/28/28(a)	EUR2,094	2,601,392
		47,783,577
Canada — 4.5%
Canada Government Bonds
0.50%, 12/01/30	CAD1,962	1,251,956
1.00%, 06/01/27	CAD746	520,559
1.25%, 03/01/27	CAD1,203	845,372
1.25%, 06/01/30	CAD3,039	2,034,508
1.50%, 06/01/31	CAD3,420	2,277,236
1.50%, 12/01/31	CAD593	391,362
1.75%, 12/01/53	CAD1,895	914,688
2.00%, 06/01/28	CAD48	33,843
2.00%, 06/01/32	CAD2,041	1,378,285
2.00%, 12/01/51	CAD3,534	1,847,189
2.25%, 06/01/29	CAD456	321,764
2.25%, 12/01/29(b)	CAD1,215	854,588
2.50%, 08/01/27	CAD2,652	1,893,432
2.50%, 11/01/27	CAD920	656,742
2.50%, 12/01/32	CAD2,277	1,579,021
2.75%, 05/01/27	CAD2,814	2,017,280
2.75%, 09/01/27	CAD1,134	813,290
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.75%, 03/01/30	CAD3,574	$2,555,504
2.75%, 09/01/30	CAD2,638	1,885,129
2.75%, 06/01/33	CAD1,576	1,107,015
2.75%, 12/01/48	CAD900	562,780
2.75%, 12/01/55	CAD2,346	1,418,774
2.75%, 12/01/64	CAD737	434,176
3.00%, 02/01/27	CAD2,109	1,515,554
3.00%, 06/01/34	CAD3,219	2,287,669
3.25%, 11/01/26	CAD860	618,712
3.25%, 09/01/28	CAD574	417,775
3.25%, 12/01/33	CAD389	282,181
3.25%, 12/01/34	CAD2,468	1,783,196
3.25%, 06/01/35	CAD3,467	2,498,302
3.25%, 12/01/35	CAD890	639,311
3.50%, 03/01/28	CAD1,522	1,111,210
3.50%, 09/01/29	CAD2,836	2,088,131
3.50%, 03/01/34	CAD1,470	1,084,271
3.50%, 12/01/45	CAD909	650,419
3.50%, 12/01/57	CAD1,280	898,569
4.00%, 03/01/29	CAD2,536	1,891,581
4.00%, 06/01/41	CAD519	397,723
5.00%, 06/01/37	CAD879	732,869
5.75%, 06/01/29	CAD340	268,531
5.75%, 06/01/33	CAD960	811,949
		47,572,446
Denmark — 2.2%
Denmark Government Bonds
0.00%, 11/15/31	DKK9,023	1,224,138
0.25%, 11/15/52	DKK26,196	2,051,746
0.50%, 11/15/27	DKK23,148	3,485,625
0.50%, 11/15/29	DKK15,178	2,212,107
2.25%, 11/15/26	DKK9,551	1,479,849
2.25%, 11/15/33	DKK31,952	4,896,402
2.25%, 11/15/35	DKK8,326	1,255,926
4.50%, 11/15/39	DKK32,343	6,020,077
		22,625,870
Finland — 4.6%
Finland Government Bonds
0.00%, 09/15/30(b)	EUR2,699	2,765,743
0.13%, 09/15/31(b)	EUR2,691	2,693,866
0.13%, 04/15/36(b)	EUR1,110	943,524
0.13%, 04/15/52(b)	EUR1,239	594,632
0.25%, 09/15/40(b)	EUR1,725	1,270,637
0.50%, 09/15/27(b)	EUR1,787	2,002,338
0.50%, 09/15/28(b)	EUR2,382	2,620,248
0.50%, 09/15/29(b)	EUR2,158	2,323,125
0.50%, 04/15/43(a)(b)	EUR1,810	1,285,305
0.75%, 04/15/31(b)	EUR744	781,822
1.13%, 04/15/34(b)	EUR1,857	1,861,910
1.38%, 04/15/27(b)	EUR935	1,068,179
1.38%, 04/15/47(b)	EUR2,367	1,848,766
1.50%, 09/15/32(b)	EUR2,241	2,390,830
2.50%, 04/15/30(b)	EUR2,148	2,487,826
2.63%, 04/15/32(b)	EUR1,217	1,401,134
2.63%, 07/04/42(b)	EUR1,114	1,158,112
2.75%, 07/04/28(b)	EUR1,729	2,027,609
2.75%, 04/15/38(b)	EUR2,039	2,240,685
2.88%, 04/15/29(a)(b)	EUR2,499	2,938,629
2.95%, 04/15/55(a)(b)	EUR1,694	1,699,495
3.00%, 09/15/33(b)	EUR2,671	3,123,031
Security	Par (000)	Value
Finland (continued)
3.00%, 09/15/34(b)	EUR2,374	$2,755,081
3.00%, 09/15/35(b)	EUR2,123	2,447,957
3.20%, 04/15/45(a)	EUR1,002	1,108,445
		47,838,929
France — 8.5%
French Republic Government Bonds
0.00%, 02/25/27(a)(b)	EUR2,575	2,890,014
0.00%, 11/25/29(a)(b)	EUR2,009	2,095,685
0.00%, 11/25/30(a)(b)	EUR2,576	2,600,746
0.00%, 11/25/31(a)(b)	EUR2,832	2,757,685
0.00%, 05/25/32(a)(b)	EUR2,394	2,285,372
0.50%, 05/25/29(a)(b)	EUR892	961,847
0.50%, 05/25/40(b)	EUR1,578	1,153,717
0.50%, 06/25/44(a)(b)	EUR905	573,001
0.50%, 05/25/72(b)	EUR470	140,041
0.75%, 02/25/28(a)(b)	EUR584	651,540
0.75%, 05/25/28(a)(b)	EUR2,854	3,169,591
0.75%, 11/25/28(a)(b)	EUR3,724	4,095,015
0.75%, 05/25/52(a)(b)	EUR1,406	737,547
0.75%, 05/25/53(b)	EUR514	261,394
1.00%, 05/25/27(a)(b)	EUR2,021	2,291,535
1.25%, 05/25/34(a)(b)	EUR2,280	2,244,611
1.25%, 05/25/36(b)	EUR1,877	1,741,853
1.25%, 05/25/38(a)(b)	EUR969	847,406
1.50%, 05/25/31(a)(b)	EUR1,649	1,781,355
1.50%, 05/25/50(b)	EUR1,488	1,018,967
1.75%, 06/25/39(b)	EUR1,575	1,439,268
1.75%, 05/25/66(b)	EUR803	473,155
2.00%, 11/25/32(a)(b)	EUR1,473	1,591,907
2.00%, 05/25/48(b)	EUR1,582	1,265,139
2.40%, 09/24/28(b)	EUR1,591	1,839,184
2.50%, 09/24/27(b)	EUR2,739	3,178,893
2.50%, 05/25/30(a)(b)	EUR3,273	3,762,438
2.50%, 05/25/43(a)(b)	EUR759	716,074
2.70%, 02/25/31(b)	EUR1,195	1,376,590
2.75%, 10/25/27(a)(b)	EUR2,789	3,252,998
2.75%, 02/25/29(a)(b)	EUR3,031	3,534,908
2.75%, 02/25/30(a)(b)	EUR2,790	3,242,264
3.00%, 05/25/33(a)(b)	EUR2,081	2,386,671
3.00%, 11/25/34(b)	EUR2,133	2,404,267
3.00%, 06/25/49(a)(b)	EUR829	796,353
3.00%, 05/25/54(a)(b)	EUR1,098	1,006,286
3.20%, 05/25/35(b)	EUR2,212	2,518,301
3.25%, 05/25/45(a)(b)	EUR1,233	1,278,812
3.25%, 05/25/55(b)	EUR1,098	1,049,444
3.50%, 11/25/33(a)(b)	EUR2,511	2,966,372
3.50%, 11/25/35(b)	EUR605	702,165
3.60%, 05/25/42(b)	EUR280	310,413
3.75%, 05/25/56(b)	EUR891	930,770
4.00%, 10/25/38(a)(b)	EUR1,317	1,569,343
4.00%, 04/25/55(b)	EUR992	1,096,288
4.00%, 04/25/60(a)(b)	EUR975	1,054,529
4.50%, 04/25/41(a)(b)	EUR1,945	2,414,979
4.75%, 04/25/35(a)(b)	EUR1,691	2,173,866
5.50%, 04/25/29(a)(b)	EUR1,701	2,160,449
5.75%, 10/25/32(a)(b)	EUR1,504	2,034,583
		88,825,631
Germany — 6.7%
Bundesobligation
0.00%, 04/16/27(a)	EUR916	1,027,183
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
1.30%, 10/15/27(a)	EUR4,643	$5,288,255
2.10%, 04/12/29(a)	EUR1,545	1,781,752
2.20%, 04/13/28(a)	EUR410	475,153
2.20%, 10/10/30(a)	EUR553	636,504
2.40%, 10/19/28(a)	EUR1,185	1,380,519
2.40%, 04/18/30(a)	EUR1,327	1,543,348
2.50%, 10/11/29(a)	EUR1,154	1,348,089
Bundesrepublik Deutschland Bundesanleihe
0.00%, 11/15/28(a)	EUR1,099	1,192,948
0.00%, 08/15/29(a)	EUR1,324	1,411,025
0.00%, 02/15/30(a)	EUR920	968,350
0.00%, 08/15/30(a)	EUR1,454	1,512,196
0.00%, 02/15/31(a)	EUR2,171	2,227,139
0.00%, 08/15/31(a)	EUR1,248	1,263,009
0.00%, 02/15/32(a)	EUR1,265	1,261,404
0.00%, 05/15/35(a)	EUR801	720,430
0.00%, 05/15/36(a)	EUR1,194	1,037,318
0.00%, 08/15/50(a)	EUR1,246	659,202
0.00%, 08/15/52(a)	EUR1,609	797,985
0.25%, 02/15/27(a)	EUR1,351	1,524,326
0.25%, 08/15/28(a)	EUR955	1,049,473
0.25%, 02/15/29(a)	EUR1,046	1,137,756
0.50%, 08/15/27(a)	EUR637	715,823
0.50%, 02/15/28(a)	EUR488	544,471
1.00%, 05/15/38(a)	EUR1,280	1,188,059
1.25%, 08/15/48(a)	EUR1,738	1,388,311
1.70%, 08/15/32(a)	EUR460	508,035
1.80%, 08/15/53(a)	EUR2,073	1,779,171
2.10%, 11/15/29(a)	EUR1,198	1,378,624
2.20%, 02/15/34(a)	EUR1,887	2,122,828
2.30%, 02/15/33(a)	EUR1,465	1,674,043
2.40%, 11/15/30(a)	EUR660	766,569
2.50%, 02/15/35(a)	EUR1,444	1,651,777
2.50%, 07/04/44(a)	EUR962	1,018,113
2.50%, 08/15/46(a)	EUR1,586	1,658,748
2.50%, 08/15/54(a)	EUR1,080	1,081,798
2.60%, 08/15/33(a)	EUR2,445	2,841,903
2.60%, 08/15/34(a)	EUR1,917	2,216,414
2.60%, 08/15/35(a)	EUR705	810,140
2.60%, 05/15/41(a)	EUR590	645,999
2.90%, 08/15/56(a)	EUR669	723,807
3.25%, 07/04/42(a)	EUR1,276	1,513,581
4.00%, 01/04/37(a)	EUR1,234	1,593,004
4.25%, 07/04/39(a)	EUR766	1,016,923
4.75%, 07/04/28(a)	EUR793	978,970
4.75%, 07/04/34(a)	EUR806	1,087,991
4.75%, 07/04/40(a)	EUR770	1,076,661
5.50%, 01/04/31(a)	EUR686	915,440
5.63%, 01/04/28(a)	EUR1,184	1,469,099
6.25%, 01/04/30(a)	EUR743	994,611
6.50%, 07/04/27(a)	EUR30	37,124
Series G, 0.00%, 08/15/30(a)	EUR306	318,233
Series G, 0.00%, 08/15/31(a)	EUR842	852,709
Series G, 0.00%, 08/15/50(a)	EUR581	308,345
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR581	666,964
2.00%, 12/10/26(a)	EUR800	922,461
2.20%, 03/11/27(a)	EUR1,306	1,510,178
		70,220,291
Security	Par (000)	Value
Ireland — 4.2%
Ireland Government Bonds
0.00%, 10/18/31(a)	EUR2,678	$2,662,980
0.20%, 05/15/27(a)	EUR2,779	3,118,009
0.20%, 10/18/30(a)	EUR3,293	3,413,759
0.35%, 10/18/32(a)	EUR2,117	2,090,973
0.40%, 05/15/35(a)	EUR1,708	1,558,641
0.55%, 04/22/41(a)	EUR1,515	1,170,347
0.90%, 05/15/28(a)	EUR2,722	3,049,910
1.10%, 05/15/29(a)	EUR3,536	3,924,967
1.30%, 05/15/33(a)	EUR2,032	2,126,574
1.35%, 03/18/31(a)	EUR1,469	1,606,549
1.50%, 05/15/50(a)	EUR3,222	2,514,269
1.70%, 05/15/37(a)	EUR2,736	2,742,414
2.00%, 02/18/45(a)	EUR3,849	3,570,535
2.40%, 05/15/30(a)	EUR3,818	4,414,089
2.60%, 10/18/34(a)	EUR2,899	3,272,363
3.00%, 10/18/43(a)	EUR1,599	1,761,254
3.15%, 10/18/55(a)	EUR1,214	1,282,614
		44,280,247
Israel — 3.8%
Israel Government Bonds
1.00%, 03/31/30	ILS13,944	3,814,095
1.30%, 04/30/32	ILS14,440	3,803,051
1.50%, 05/31/37	ILS14,156	3,344,447
2.00%, 03/31/27	ILS8,822	2,642,618
2.25%, 09/28/28	ILS14,552	4,286,691
2.80%, 11/29/52	ILS10,056	2,305,795
3.75%, 09/30/27	ILS14,901	4,570,791
3.75%, 02/28/29	ILS6,668	2,047,852
3.75%, 03/31/47	ILS8,046	2,284,838
4.00%, 03/30/35	ILS13,063	4,036,739
4.60%, 08/31/29	ILS6,288	1,988,919
5.50%, 01/31/42	ILS11,383	4,038,561
6.25%, 10/30/26	ILS1,200	376,728
		39,541,125
Italy — 7.9%
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR1,234	1,360,555
0.45%, 02/15/29(a)	EUR819	888,807
0.50%, 07/15/28(a)	EUR731	805,217
0.60%, 08/01/31(b)	EUR1,070	1,093,928
0.85%, 01/15/27(a)	EUR1,206	1,371,632
0.90%, 04/01/31(a)	EUR1,215	1,275,378
0.95%, 09/15/27(a)	EUR543	613,163
0.95%, 08/01/30(a)	EUR657	703,240
0.95%, 12/01/31(b)	EUR1,353	1,399,665
0.95%, 06/01/32(a)	EUR1,029	1,050,927
0.95%, 03/01/37(b)	EUR775	683,200
1.10%, 04/01/27(a)	EUR682	775,897
1.25%, 12/01/26(a)	EUR734	839,793
1.35%, 04/01/30(a)	EUR219	240,518
1.45%, 03/01/36(b)	EUR1,003	962,482
1.50%, 04/30/45(b)	EUR205	158,859
1.65%, 12/01/30(b)	EUR1,008	1,108,030
1.65%, 03/01/32(b)	EUR1,358	1,459,590
1.70%, 09/01/51(b)	EUR447	320,620
1.80%, 03/01/41(a)(b)	EUR929	824,050
2.00%, 02/01/28(a)	EUR1,189	1,367,014
2.05%, 08/01/27(a)	EUR370	426,385
2.10%, 08/26/27(a)	EUR671	772,699
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
2.15%, 09/01/52(b)	EUR355	$279,977
2.15%, 03/01/72(a)(b)	EUR225	156,693
2.20%, 06/01/27(a)	EUR907	1,048,312
2.25%, 09/01/36(b)	EUR859	887,393
2.35%, 01/15/29(a)	EUR307	353,668
2.45%, 09/01/33(b)	EUR861	951,534
2.45%, 09/01/50(b)	EUR828	711,313
2.50%, 12/01/32(a)	EUR1,007	1,127,582
2.55%, 02/25/27(a)	EUR540	625,960
2.65%, 12/01/27(a)	EUR1,046	1,217,816
2.65%, 06/15/28(a)	EUR1,093	1,272,378
2.70%, 10/15/27(a)	EUR839	977,063
2.70%, 10/01/30(b)	EUR650	751,210
2.70%, 03/01/47(b)	EUR830	779,605
2.80%, 12/01/28(a)	EUR926	1,084,852
2.80%, 06/15/29(a)	EUR555	648,859
2.80%, 03/01/67(b)	EUR567	474,875
2.95%, 02/15/27(a)	EUR1,031	1,201,123
2.95%, 07/01/30(a)	EUR358	419,040
2.95%, 09/01/38(b)	EUR677	729,156
3.00%, 08/01/29(a)	EUR787	927,176
3.00%, 10/01/29(a)	EUR633	743,994
3.10%, 03/01/40(b)	EUR566	608,404
3.15%, 11/15/31(b)	EUR1,359	1,594,050
3.25%, 07/15/32(b)	EUR750	880,745
3.25%, 11/15/32(b)	EUR436	510,633
3.25%, 03/01/38(b)	EUR788	879,006
3.25%, 09/01/46(b)	EUR807	833,113
3.35%, 07/01/29(a)	EUR638	758,950
3.35%, 03/01/35(b)	EUR991	1,153,629
3.40%, 04/01/28(a)	EUR1,279	1,515,585
3.45%, 07/15/27(a)	EUR451	531,262
3.45%, 07/15/31(a)	EUR1,129	1,347,736
3.45%, 03/01/48(b)	EUR800	843,608
3.50%, 03/01/30(b)	EUR1,267	1,521,614
3.50%, 02/15/31(a)(b)	EUR972	1,163,951
3.60%, 10/01/35(a)	EUR576	677,468
3.65%, 08/01/35(b)	EUR937	1,108,451
3.70%, 06/15/30(a)	EUR907	1,095,681
3.80%, 08/01/28(a)	EUR623	747,445
3.85%, 12/15/29(a)	EUR1,035	1,256,075
3.85%, 07/01/34(a)	EUR496	599,915
3.85%, 02/01/35(a)	EUR836	1,007,880
3.85%, 10/01/40(b)	EUR695	806,123
3.85%, 09/01/49(b)	EUR588	655,602
4.00%, 11/15/30(a)	EUR868	1,063,424
4.00%, 10/30/31(b)	EUR720	886,776
4.00%, 04/30/35(a)(b)	EUR785	963,190
4.00%, 02/01/37(b)	EUR1,501	1,821,445
4.05%, 10/30/37(a)(b)	EUR565	684,170
4.10%, 02/01/29(a)	EUR625	759,397
4.10%, 04/30/46(b)	EUR196	230,097
4.15%, 10/01/39(a)(b)	EUR894	1,079,768
4.20%, 03/01/34(a)	EUR970	1,203,828
4.30%, 10/01/54(b)	EUR609	708,800
4.35%, 11/01/33(a)	EUR671	841,429
4.40%, 05/01/33(a)	EUR787	990,541
4.45%, 09/01/43(a)(b)	EUR828	1,017,539
4.50%, 10/01/53(a)(b)	EUR906	1,091,833
4.75%, 09/01/28(b)	EUR1,360	1,674,274
4.75%, 09/01/44(b)	EUR1,045	1,336,773
Security	Par (000)	Value
Italy (continued)
5.00%, 08/01/34(b)	EUR971	$1,273,862
5.00%, 08/01/39(b)	EUR600	791,302
5.00%, 09/01/40(b)	EUR648	853,913
5.25%, 11/01/29(a)	EUR1,145	1,462,366
5.75%, 02/01/33(a)	EUR1,028	1,395,666
6.00%, 05/01/31(a)	EUR407	549,042
7.25%, 11/01/26(a)	EUR456	553,260
		83,200,849
Japan — 11.8%
Japan Government Five Year Bonds
0.00%, 12/20/26	JPY127,900	822,856
0.00%, 03/20/27	JPY95,550	613,272
0.00%, 06/20/27	JPY83,700	535,656
0.10%, 03/20/27	JPY36,900	237,146
0.10%, 09/20/27	JPY96,400	616,413
0.10%, 03/20/28	JPY49,850	317,095
0.10%, 06/20/28	JPY77,950	494,584
0.20%, 12/20/27	JPY220,100	1,406,692
0.20%, 06/20/28	JPY20,100	127,866
0.20%, 12/20/28	JPY18,250	115,471
0.30%, 12/20/27	JPY40,450	259,071
0.30%, 06/20/28	JPY58,450	372,800
0.30%, 09/20/28	JPY11,300	71,921
0.30%, 12/20/28	JPY75,300	477,916
0.40%, 09/20/28	JPY3,250	20,744
0.40%, 12/20/28	JPY52,450	333,923
0.40%, 03/20/29	JPY68,650	436,013
0.40%, 06/20/29	JPY80,900	512,319
0.50%, 03/20/29	JPY79,700	507,875
0.50%, 06/20/29	JPY100,650	639,664
0.60%, 03/20/29	JPY25,500	163,034
0.60%, 06/20/29	JPY62,350	397,667
0.60%, 09/20/29	JPY47,800	304,194
0.70%, 09/20/29	JPY107,150	684,471
0.90%, 12/20/29	JPY112,450	722,683
1.00%, 12/20/29	JPY82,600	532,958
1.00%, 03/20/30	JPY304,950	1,964,554
1.00%, 06/20/30	JPY71,400	459,196
1.10%, 12/20/29	JPY101,750	659,120
Japan Government Forty Year Bonds
0.40%, 03/20/56	JPY120,750	377,678
0.50%, 03/20/59	JPY94,950	290,389
0.50%, 03/20/60	JPY155,350	466,131
0.70%, 03/20/61	JPY173,350	552,018
0.80%, 03/20/58	JPY59,300	209,010
0.90%, 03/20/57	JPY129,950	482,614
1.00%, 03/20/62	JPY148,800	517,860
1.30%, 03/20/63	JPY182,150	689,690
1.40%, 03/20/55	JPY38,050	167,510
1.70%, 03/20/54	JPY92,750	447,916
1.90%, 03/20/53	JPY34,850	177,203
2.00%, 03/20/52	JPY59,700	313,422
2.20%, 03/20/49	JPY78,800	455,947
2.20%, 03/20/50	JPY88,800	504,669
2.20%, 03/20/51	JPY95,200	529,021
2.20%, 03/20/64	JPY155,100	769,592
2.40%, 03/20/48	JPY43,650	266,001
3.10%, 03/20/65	JPY60,200	373,696
Japan Government Ten Year Bonds
0.10%, 03/20/27	JPY73,200	470,435
0.10%, 06/20/27	JPY30,150	193,249
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.10%, 09/20/27	JPY133,650	$854,602
0.10%, 12/20/27	JPY16,300	103,956
0.10%, 03/20/28	JPY60,650	385,793
0.10%, 06/20/28	JPY50,550	320,734
0.10%, 09/20/28	JPY18,400	116,409
0.10%, 12/20/28	JPY42,850	270,277
0.10%, 06/20/29	JPY19,250	120,598
0.10%, 09/20/29	JPY26,050	162,578
0.10%, 12/20/29	JPY78,350	487,126
0.10%, 03/20/30	JPY40,050	248,078
0.10%, 06/20/30	JPY26,150	161,417
0.10%, 09/20/30	JPY42,900	263,875
0.10%, 12/20/30	JPY71,400	437,402
0.10%, 03/20/31	JPY53,300	325,199
0.10%, 06/20/31	JPY5,550	33,718
0.10%, 09/20/31	JPY93,400	564,952
0.10%, 12/20/31	JPY52,650	317,185
0.20%, 03/20/32	JPY73,100	441,313
0.20%, 06/20/32	JPY56,500	339,484
0.20%, 09/20/32	JPY51,450	307,739
0.40%, 06/20/33	JPY108,600	651,029
0.50%, 12/20/32	JPY28,900	175,924
0.50%, 03/20/33	JPY40,100	243,228
0.60%, 12/20/33	JPY143,450	866,611
0.80%, 09/20/33	JPY115,900	714,149
0.80%, 03/20/34	JPY243,950	1,493,555
0.90%, 09/20/34	JPY149,400	915,576
1.10%, 06/20/34	JPY273,000	1,706,998
1.20%, 12/20/34	JPY291,200	1,826,637
1.40%, 03/20/35	JPY275,700	1,755,778
1.50%, 06/20/35	JPY275,550	1,766,052
1.70%, 09/20/35	JPY88,600	576,909
Japan Government Thirty Year Bonds
0.30%, 06/20/46	JPY62,300	254,229
0.40%, 06/20/49	JPY4,400	16,573
0.40%, 09/20/49	JPY45,050	168,212
0.40%, 12/20/49	JPY81,800	302,619
0.40%, 03/20/50	JPY24,350	89,086
0.50%, 09/20/46	JPY53,900	228,988
0.50%, 03/20/49	JPY84,850	331,967
0.60%, 12/20/46	JPY25,600	110,606
0.60%, 06/20/50	JPY141,250	543,094
0.60%, 09/20/50	JPY104,950	399,179
0.70%, 06/20/48	JPY65,450	276,932
0.70%, 12/20/48	JPY86,300	359,581
0.70%, 12/20/50	JPY147,700	572,954
0.70%, 03/20/51	JPY109,500	420,564
0.70%, 06/20/51	JPY31,000	118,175
0.70%, 09/20/51	JPY101,900	385,562
0.70%, 12/20/51	JPY102,050	383,745
0.80%, 03/20/46	JPY73,250	338,739
0.80%, 03/20/47	JPY46,600	209,656
0.80%, 06/20/47	JPY80,100	357,817
0.80%, 09/20/47	JPY63,000	279,435
0.80%, 12/20/47	JPY96,450	424,766
0.80%, 03/20/48	JPY61,050	266,955
0.90%, 09/20/48	JPY52,900	233,627
1.00%, 03/20/52	JPY120,200	490,893
1.20%, 06/20/53	JPY136,000	575,567
1.30%, 06/20/52	JPY122,950	543,298
1.40%, 09/20/45	JPY22,100	116,833
Security	Par (000)	Value
Japan (continued)
1.40%, 12/20/45	JPY10,750	$56,566
1.40%, 09/20/52	JPY72,850	329,080
1.40%, 03/20/53	JPY90,850	407,702
1.50%, 12/20/44	JPY26,050	142,383
1.50%, 03/20/45	JPY44,550	242,269
1.60%, 06/20/45	JPY50,900	280,622
1.60%, 12/20/52	JPY62,200	294,775
1.60%, 12/20/53	JPY93,400	437,345
1.70%, 12/20/43	JPY34,100	196,530
1.70%, 03/20/44	JPY58,800	336,916
1.70%, 06/20/44	JPY50,250	286,583
1.70%, 09/20/44	JPY42,500	241,396
1.80%, 11/22/32	JPY14,050	93,529
1.80%, 03/20/43	JPY54,850	325,142
1.80%, 09/20/43	JPY49,300	290,058
1.80%, 09/20/53	JPY110,750	546,873
1.80%, 03/20/54	JPY176,950	870,271
1.90%, 09/20/42	JPY104,250	632,062
1.90%, 06/20/43	JPY36,350	217,944
2.00%, 12/20/33	JPY12,750	85,845
2.00%, 09/20/40	JPY133,050	840,992
2.00%, 09/20/41	JPY176,700	1,102,268
2.00%, 03/20/42	JPY136,850	847,332
2.10%, 09/20/54	JPY102,550	539,886
2.20%, 09/20/39	JPY72,450	475,299
2.20%, 03/20/41	JPY127,800	823,771
2.20%, 06/20/54	JPY166,450	898,296
2.30%, 05/20/32	JPY12,900	88,593
2.30%, 03/20/35	JPY85,850	590,382
2.30%, 06/20/35	JPY40,550	278,535
2.30%, 12/20/35	JPY26,450	181,403
2.30%, 12/20/36	JPY35,250	240,462
2.30%, 03/20/39	JPY157,450	1,051,107
2.30%, 03/20/40	JPY46,750	308,855
2.30%, 12/20/54	JPY175,700	968,568
2.40%, 03/20/34	JPY27,650	191,673
2.40%, 12/20/34	JPY22,150	153,511
2.40%, 03/20/37	JPY61,150	420,344
2.40%, 09/20/38	JPY83,500	566,712
2.40%, 03/20/55	JPY29,500	166,418
2.50%, 06/20/34	JPY26,450	184,887
2.50%, 09/20/34	JPY20,600	143,909
2.50%, 09/20/35	JPY19,000	132,671
2.50%, 03/20/36	JPY28,550	199,072
2.50%, 06/20/36	JPY49,400	344,210
2.50%, 09/20/36	JPY19,150	133,257
2.50%, 09/20/37	JPY47,450	328,166
2.50%, 03/20/38	JPY7,700	53,064
2.80%, 06/20/55	JPY72,150	443,148
Japan Government Twenty Year Bonds
0.20%, 06/20/36	JPY113,400	626,573
0.30%, 06/20/39	JPY108,400	555,758
0.30%, 09/20/39	JPY164,350	836,147
0.30%, 12/20/39	JPY121,250	611,726
0.40%, 03/20/36	JPY49,700	282,601
0.40%, 03/20/39	JPY161,350	845,593
0.40%, 03/20/40	JPY138,950	707,030
0.40%, 06/20/40	JPY164,650	830,889
0.40%, 09/20/40	JPY66,000	330,677
0.40%, 06/20/41	JPY191,550	937,453
0.50%, 09/20/36	JPY57,900	328,866
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.50%, 03/20/38	JPY121,050	$661,938
0.50%, 06/20/38	JPY156,750	851,287
0.50%, 12/20/38	JPY122,400	655,572
0.50%, 12/20/40	JPY176,150	890,111
0.50%, 03/20/41	JPY144,400	724,211
0.50%, 09/20/41	JPY69,750	344,871
0.50%, 12/20/41	JPY189,650	931,009
0.60%, 12/20/36	JPY93,800	535,520
0.60%, 06/20/37	JPY49,700	280,398
0.60%, 09/20/37	JPY141,000	790,821
0.60%, 12/20/37	JPY46,750	260,551
0.70%, 03/20/37	JPY96,700	555,352
0.70%, 09/20/38	JPY114,500	634,108
0.80%, 03/20/42	JPY140,850	723,434
0.90%, 06/20/42	JPY172,400	895,650
1.00%, 12/20/35	JPY20,250	123,091
1.10%, 09/20/42	JPY159,000	849,733
1.10%, 03/20/43	JPY95,300	503,759
1.10%, 06/20/43	JPY187,400	984,498
1.20%, 12/20/34	JPY115,950	727,330
1.20%, 03/20/35	JPY114,750	718,083
1.20%, 09/20/35	JPY98,050	609,735
1.30%, 06/20/35	JPY100,850	634,967
1.30%, 12/20/43	JPY118,550	638,305
1.40%, 09/20/34	JPY139,650	893,430
1.40%, 12/20/42	JPY129,800	725,283
1.50%, 06/20/32	JPY31,850	208,396
1.50%, 03/20/33	JPY30,850	201,028
1.50%, 03/20/34	JPY53,000	343,326
1.50%, 06/20/34	JPY94,200	608,953
1.50%, 09/20/43	JPY177,850	995,376
1.60%, 06/20/30	JPY48,400	319,809
1.60%, 03/20/32	JPY7,400	48,753
1.60%, 06/20/32	JPY19,050	125,397
1.60%, 03/20/33	JPY34,000	223,101
1.60%, 12/20/33	JPY81,750	534,449
1.60%, 03/20/44	JPY108,250	610,066
1.70%, 09/20/31	JPY16,050	106,504
1.70%, 12/20/31	JPY63,400	420,581
1.70%, 03/20/32	JPY40,650	269,518
1.70%, 06/20/32	JPY17,150	113,634
1.70%, 09/20/32	JPY82,800	548,040
1.70%, 12/20/32	JPY87,750	580,143
1.70%, 06/20/33	JPY79,550	524,903
1.70%, 09/20/33	JPY51,550	339,776
1.80%, 06/20/30	JPY137,850	918,705
1.80%, 09/20/30	JPY1,000	6,668
1.80%, 06/20/31	JPY24,850	165,759
1.80%, 09/20/31	JPY63,150	421,291
1.80%, 12/20/31	JPY43,150	287,835
1.80%, 03/20/32	JPY89,300	595,484
1.80%, 12/20/32	JPY38,700	257,653
1.80%, 09/20/44	JPY141,700	818,386
1.90%, 12/20/28	JPY34,700	231,288
1.90%, 03/20/29	JPY13,050	87,077
1.90%, 09/20/30	JPY16,150	108,164
1.90%, 06/20/31	JPY58,350	391,408
1.90%, 06/20/44	JPY161,550	952,140
2.00%, 03/20/27	JPY1,900	12,530
2.00%, 06/20/30	JPY26,850	180,551
2.00%, 12/20/30	JPY6,650	44,794
Security	Par (000)	Value
Japan (continued)
2.00%, 03/20/31	JPY82,600	$556,814
2.00%, 12/20/44	JPY186,400	1,109,812
2.10%, 03/20/27	JPY46,800	309,057
2.10%, 06/20/27	JPY24,300	160,832
2.10%, 09/20/27	JPY16,250	107,820
2.10%, 12/20/27	JPY78,200	520,110
2.10%, 06/20/28	JPY1,050	7,015
2.10%, 09/20/28	JPY37,150	248,725
2.10%, 12/20/28	JPY23,450	157,272
2.10%, 03/20/29	JPY36,600	245,765
2.10%, 06/20/29	JPY73,350	493,236
2.10%, 09/20/29	JPY29,850	200,906
2.10%, 12/20/29	JPY94,250	635,134
2.10%, 03/20/30	JPY127,750	861,995
2.10%, 12/20/30	JPY76,350	516,927
2.20%, 09/20/27	JPY2,200	14,624
2.20%, 03/20/28	JPY67,800	452,920
2.20%, 09/20/28	JPY15,350	103,050
2.20%, 06/20/29	JPY20,500	138,315
2.20%, 12/20/29	JPY49,850	337,208
2.20%, 03/20/30	JPY58,550	396,651
2.20%, 03/20/31	JPY22,550	153,564
2.30%, 06/20/27	JPY44,550	295,783
2.30%, 06/20/28	JPY64,900	435,720
2.40%, 03/20/28	JPY33,650	225,805
2.40%, 06/20/28	JPY53,900	362,764
2.40%, 03/20/45	JPY128,600	813,265
2.50%, 06/20/45	JPY97,800	626,781
Japan Government Two Year Bonds
0.60%, 01/01/27	JPY101,950	660,145
0.70%, 02/01/27	JPY131,600	852,936
0.70%, 05/01/27	JPY146,400	947,957
0.80%, 03/01/27	JPY219,050	1,421,274
0.80%, 06/01/27	JPY130,900	848,680
0.90%, 04/01/27	JPY289,300	1,879,070
		123,562,218
Netherlands — 4.5%
Netherlands Government Bonds
0.00%, 01/15/27(b)	EUR2,121	2,388,786
0.00%, 01/15/29(b)	EUR2,633	2,835,533
0.00%, 07/15/30(b)	EUR2,336	2,418,754
0.00%, 07/15/31(b)	EUR2,104	2,116,208
0.00%, 01/15/38(b)	EUR1,377	1,104,373
0.00%, 01/15/52(b)	EUR2,864	1,412,579
0.25%, 07/15/29(b)	EUR1,892	2,031,646
0.50%, 07/15/32(a)(b)	EUR1,587	1,603,708
0.50%, 01/15/40(b)	EUR2,251	1,832,836
0.75%, 07/15/27(b)	EUR2,571	2,902,193
0.75%, 07/15/28(b)	EUR2,201	2,449,964
2.00%, 01/15/54(b)	EUR2,013	1,759,240
2.50%, 01/15/30(b)	EUR816	949,404
2.50%, 01/15/33(b)	EUR1,919	2,203,973
2.50%, 07/15/33(b)	EUR1,780	2,035,303
2.50%, 07/15/34(b)	EUR2,215	2,512,781
2.50%, 07/15/35(b)	EUR1,596	1,795,478
2.75%, 01/15/47(b)	EUR2,919	3,110,896
3.25%, 01/15/44(a)(b)	EUR1,512	1,756,308
3.50%, 01/15/56(b)	EUR696	822,782
3.75%, 01/15/42(b)	EUR2,560	3,176,519
4.00%, 01/15/37(b)	EUR1,798	2,291,181
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
5.50%, 01/15/28(b)	EUR1,741	$2,156,191
		47,666,636
New Zealand — 2.9%
New Zealand Government Bonds
0.25%, 05/15/28	NZD2,568	1,376,405
1.50%, 05/15/31	NZD5,156	2,655,385
1.75%, 05/15/41	NZD2,180	850,333
2.00%, 05/15/32	NZD5,134	2,652,578
2.75%, 04/15/37(a)	NZD1,345	662,396
2.75%, 05/15/51	NZD2,546	996,861
3.00%, 04/20/29	NZD7,187	4,104,506
3.50%, 04/14/33(a)	NZD5,048	2,828,873
4.25%, 05/15/34	NZD4,020	2,347,833
4.25%, 05/15/36	NZD3,116	1,793,011
4.50%, 04/15/27(a)	NZD3,955	2,323,912
4.50%, 05/15/30	NZD6,193	3,726,141
4.50%, 05/15/35	NZD4,904	2,900,321
5.00%, 05/15/54	NZD1,840	1,061,727
		30,280,282
Norway — 1.6%
Norway Government Bonds
1.25%, 09/17/31(b)	NOK17,206	1,464,894
1.38%, 08/19/30(a)(b)	NOK23,746	2,089,662
1.75%, 02/17/27(b)	NOK23,601	2,268,240
1.75%, 09/06/29(b)	NOK16,237	1,483,720
2.00%, 04/26/28(b)	NOK7,436	702,765
2.13%, 05/18/32(b)	NOK19,248	1,705,541
3.00%, 08/15/33(a)(b)	NOK22,362	2,064,543
3.50%, 10/06/42(a)(b)	NOK7,168	664,409
3.63%, 04/13/34(b)	NOK16,978	1,631,132
3.63%, 05/31/39(b)	NOK8,446	797,243
3.75%, 06/12/35(b)	NOK20,301	1,960,504
		16,832,653
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR2,450	2,482,967
0.48%, 10/18/30(b)	EUR3,298	3,472,920
0.70%, 10/15/27(b)	EUR2,783	3,132,281
0.90%, 10/12/35(b)	EUR2,588	2,444,050
1.00%, 04/12/52(b)	EUR2,453	1,535,758
1.15%, 04/11/42(b)	EUR1,309	1,062,752
1.65%, 07/16/32(b)	EUR2,482	2,692,057
1.95%, 06/15/29(a)(b)	EUR2,979	3,411,072
2.13%, 10/17/28(b)	EUR4,638	5,360,425
2.25%, 04/18/34(b)	EUR1,865	2,052,741
2.88%, 10/14/33(a)	EUR670	775,704
2.88%, 10/20/34(b)	EUR2,088	2,398,887
3.00%, 06/15/35(a)(b)	EUR784	903,741
3.38%, 06/15/40(b)	EUR930	1,061,449
3.50%, 06/18/38(b)	EUR1,314	1,544,692
3.63%, 06/12/54(a)(b)	EUR1,100	1,218,061
3.88%, 02/15/30(b)	EUR2,638	3,240,464
4.10%, 04/15/37(b)	EUR3,661	4,600,483
4.10%, 02/15/45(b)	EUR2,212	2,715,900
4.13%, 04/14/27(b)	EUR1,276	1,515,787
		47,622,191
Singapore — 4.0%
Singapore Government Bonds
1.25%, 11/01/26	SGD1,735	1,331,269
1.63%, 07/01/31	SGD1,696	1,296,874
Security	Par (000)	Value
Singapore (continued)
1.88%, 03/01/50	SGD2,281	$1,727,433
1.88%, 10/01/51	SGD2,487	1,868,556
2.25%, 08/01/36	SGD3,389	2,669,540
2.25%, 07/01/40	SGD500	396,789
2.38%, 07/01/39	SGD1,630	1,304,100
2.50%, 04/01/30	SGD1,099	877,731
2.63%, 05/01/28	SGD2,603	2,059,342
2.63%, 08/01/32	SGD1,961	1,587,075
2.75%, 03/01/35	SGD1,136	935,385
2.75%, 04/01/42	SGD2,495	2,124,775
2.75%, 03/01/46	SGD3,142	2,740,994
2.88%, 09/01/27	SGD1,811	1,428,444
2.88%, 08/01/28	SGD1,495	1,192,876
2.88%, 07/01/29	SGD3,634	2,924,147
2.88%, 09/01/30	SGD3,807	3,094,357
3.00%, 04/01/29	SGD1,232	993,229
3.00%, 08/01/72(a)	SGD2,530	2,366,219
3.25%, 06/01/54(a)	SGD1,224	1,190,513
3.38%, 09/01/33	SGD3,142	2,675,697
3.38%, 05/01/34	SGD1,272	1,088,481
3.50%, 03/01/27	SGD4,922	3,885,302
		41,759,128
Spain — 5.1%
Spain Government Bonds
0.00%, 01/31/27	EUR1,393	1,565,998
0.00%, 01/31/28	EUR100	110,064
0.10%, 04/30/31(b)	EUR270	272,475
0.50%, 04/30/30(b)	EUR1,290	1,366,850
0.50%, 10/31/31(b)	EUR1,622	1,651,790
0.60%, 10/31/29(b)	EUR1,295	1,393,583
0.70%, 04/30/32(b)	EUR525	533,626
0.80%, 07/30/27(b)	EUR1,409	1,590,189
0.80%, 07/30/29	EUR1,062	1,157,143
0.85%, 07/30/37(a)(b)	EUR301	263,965
1.00%, 07/30/42(b)	EUR736	570,380
1.00%, 10/31/50(b)	EUR882	558,673
1.20%, 10/31/40(b)	EUR902	757,830
1.25%, 10/31/30(b)	EUR1,166	1,266,146
1.30%, 10/31/26(b)	EUR644	736,934
1.40%, 04/30/28(b)	EUR1,009	1,143,322
1.40%, 07/30/28(b)	EUR1,361	1,537,068
1.45%, 10/31/27(b)	EUR1,553	1,769,784
1.45%, 04/30/29(b)	EUR920	1,031,335
1.45%, 10/31/71(b)	EUR584	314,744
1.50%, 04/30/27(b)	EUR933	1,067,036
1.85%, 07/30/35(b)	EUR860	888,612
1.90%, 10/31/52(b)	EUR1,128	871,426
1.95%, 07/30/30(b)	EUR1,198	1,350,517
2.35%, 07/30/33(b)	EUR934	1,038,449
2.40%, 05/31/28	EUR807	935,593
2.50%, 05/31/27	EUR820	951,572
2.55%, 10/31/32(b)	EUR1,138	1,293,352
2.70%, 01/31/30	EUR601	700,508
2.70%, 10/31/48(b)	EUR992	953,241
2.90%, 10/31/46(b)	EUR970	982,426
3.10%, 07/30/31	EUR1,318	1,557,400
3.15%, 04/30/33(a)(b)	EUR770	905,495
3.15%, 04/30/35(b)	EUR1,287	1,490,566
3.20%, 10/31/35(b)	EUR943	1,092,351
3.25%, 04/30/34(a)(b)	EUR929	1,091,928
3.45%, 10/31/34(b)	EUR846	1,006,551
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
3.45%, 10/31/34(a)(b)	EUR795	$945,873
3.45%, 07/30/43(a)(b)	EUR804	896,612
3.45%, 07/30/66(b)	EUR677	685,758
3.50%, 05/31/29	EUR1,393	1,670,140
3.50%, 01/31/41(b)	EUR383	436,141
3.55%, 10/31/33(a)(b)	EUR1,028	1,237,784
3.90%, 07/30/39(a)(b)	EUR593	714,164
4.00%, 10/31/54(a)(b)	EUR244	282,701
4.20%, 01/31/37(b)	EUR1,102	1,381,067
4.70%, 07/30/41(b)	EUR933	1,218,470
4.90%, 07/30/40(b)	EUR1,026	1,366,727
5.15%, 10/31/28(b)	EUR1,070	1,337,254
5.15%, 10/31/44(b)	EUR531	732,496
5.75%, 07/30/32	EUR1,251	1,708,831
6.00%, 01/31/29	EUR956	1,230,890
		53,613,830
Sweden — 1.8%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK20,975	1,970,980
0.75%, 05/12/28(a)	SEK30,920	3,160,429
0.75%, 11/12/29(a)	SEK30,275	3,026,464
1.00%, 11/12/26(a)	SEK26,005	2,711,292
1.75%, 11/11/33(a)	SEK18,565	1,858,777
2.25%, 06/01/32(a)	SEK19,950	2,092,679
2.25%, 05/11/35(a)	SEK26,660	2,728,144
3.50%, 03/30/39(a)	SEK15,515	1,769,153
		19,317,918
United Kingdom — 6.6%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP1,285	1,564,366
0.25%, 07/31/31(a)	GBP1,173	1,257,740
0.38%, 10/22/30(a)	GBP1,020	1,136,030
0.50%, 01/31/29(a)	GBP1,249	1,482,637
0.50%, 10/22/61(a)	GBP1,094	380,711
0.63%, 07/31/35(a)	GBP1,003	927,224
0.63%, 10/22/50(a)	GBP652	320,257
0.88%, 10/22/29(a)	GBP663	781,097
0.88%, 07/31/33(a)	GBP1,676	1,721,337
0.88%, 01/31/46(a)	GBP1,004	622,678
1.00%, 01/31/32(a)	GBP1,279	1,402,985
1.13%, 01/31/39(a)	GBP1,081	925,911
1.13%, 10/22/73(a)	GBP458	196,447
1.25%, 07/22/27(a)	GBP563	710,694
1.25%, 10/22/41(a)	GBP989	782,538
1.25%, 07/31/51(a)	GBP1,483	867,346
1.50%, 07/22/47(a)	GBP748	520,312
1.50%, 07/31/53(a)	GBP1,116	676,453
1.63%, 10/22/28(a)	GBP771	956,243
1.63%, 10/22/54(a)	GBP579	358,486
1.63%, 10/22/71(a)	GBP764	410,600
1.75%, 09/07/37(a)	GBP1,160	1,132,099
1.75%, 01/22/49(a)	GBP453	324,154
1.75%, 07/22/57(a)	GBP1,039	645,068
2.50%, 07/22/65(a)	GBP425	312,493
3.25%, 01/31/33(a)	GBP1,012	1,253,020
3.25%, 01/22/44(a)	GBP956	989,144
3.50%, 01/22/45(a)	GBP870	925,307
3.50%, 07/22/68(a)	GBP817	777,493
3.75%, 03/07/27(a)	GBP2,091	2,746,122
3.75%, 01/29/38(a)	GBP1,438	1,727,204
Security	Par (000)	Value
United Kingdom (continued)
3.75%, 07/22/52(a)	GBP737	$772,524
3.75%, 10/22/53(a)	GBP1,284	1,332,396
4.00%, 10/22/31(a)	GBP1,492	1,956,904
4.00%, 01/22/60(a)	GBP683	734,775
4.00%, 10/22/63(a)	GBP827	880,660
4.13%, 01/29/27(a)	GBP457	602,702
4.13%, 07/22/29(a)	GBP1,814	2,407,835
4.25%, 12/07/27(a)	GBP866	1,152,407
4.25%, 06/07/32(a)	GBP1,382	1,839,320
4.25%, 07/31/34(a)	GBP1,764	2,302,072
4.25%, 03/07/36(a)	GBP601	773,822
4.25%, 09/07/39(a)	GBP541	674,607
4.25%, 12/07/40(a)	GBP684	841,242
4.25%, 12/07/46(a)	GBP957	1,121,055
4.25%, 12/07/49(a)	GBP326	376,831
4.25%, 12/07/55(a)	GBP922	1,045,451
4.38%, 03/07/28(a)	GBP2,127	2,831,682
4.38%, 03/07/30(a)	GBP1,023	1,370,121
4.38%, 01/31/40(a)	GBP1,545	1,939,955
4.38%, 07/31/54(a)	GBP749	867,657
4.50%, 06/07/28(a)	GBP1,469	1,964,369
4.50%, 09/07/34(a)	GBP769	1,023,772
4.50%, 03/07/35(a)	GBP1,472	1,947,882
4.50%, 12/07/42(a)	GBP1,092	1,361,023
4.63%, 01/31/34(a)	GBP1,566	2,105,393
4.75%, 12/07/30(a)	GBP1,288	1,763,834
4.75%, 10/22/35(a)	GBP813	1,091,855
4.75%, 12/07/38(a)	GBP669	883,699
4.75%, 10/22/43(a)	GBP943	1,198,681
5.25%, 01/31/41(a)	GBP296	404,137
5.38%, 01/31/56(a)	GBP261	354,122
6.00%, 12/07/28(a)	GBP532	745,923
		69,502,904
Total Long-Term Investments — 98.8% (Cost: $1,068,285,654)		1,037,366,035
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	940,000	940,000
Total Short-Term Securities — 0.1% (Cost: $940,000)		940,000
Total Investments — 98.9% (Cost: $1,069,225,654)		1,038,306,035
Other Assets Less Liabilities — 1.1%		11,524,758
Net Assets — 100.0%		$1,049,830,793

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$790,000 (a)	$—	$—	$—	$940,000	940,000	$28,593	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,037,366,035	$—	$1,037,366,035
Short-Term Securities
Money Market Funds	940,000	—	—	940,000
	$940,000	$1,037,366,035	$—	$1,038,306,035
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities
October 31, 2025

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$666,654,709	$1,037,366,035
Investments, at value—affiliated(b)	100,000	940,000
Cash	10,004	8,237
Foreign currency, at value(c)	2,552,490	3,879,355
Receivables:
Investments sold	38,637,306	13,112,076
Capital shares sold	—	6,239,614
Dividends—affiliated	1,482	2,525
Interest—unaffiliated	3,912,294	8,872,105
Total assets	711,868,285	1,070,419,947
LIABILITIES
Payables:
Investments purchased	40,172,600	20,277,801
Investment advisory fees	202,746	311,353
Total liabilities	40,375,346	20,589,154
Commitments and contingent liabilities
NET ASSETS	$671,492,939	$1,049,830,793
NET ASSETS CONSIST OF
Paid-in capital	$671,445,035	$1,164,543,852
Accumulated earnings (loss)	47,904	(114,713,059)
NET ASSETS	$671,492,939	$1,049,830,793
NET ASSET VALUE
Shares outstanding	8,950,000	24,900,000
Net asset value	$75.03	$42.16
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$664,685,846	$1,068,285,654
(b) Investments, at cost—affiliated	$100,000	$940,000
(c) Foreign currency, at cost	$2,571,809	$3,906,496
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$7,820	$28,593
Interest—unaffiliated	7,339,013	20,469,773
Foreign taxes withheld	(3,963)	—
Total investment income	7,342,870	20,498,366
EXPENSES
Investment advisory	1,125,218	2,824,068
Interest expense	17	—
Total expenses	1,125,235	2,824,068
Net investment income	6,217,635	17,674,298
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,703,881	(8,258,703)
Foreign currency transactions	292,879	342,803
In-kind redemptions—unaffiliated(a)	—	(2,007,181)
	1,996,760	(9,923,081)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,667,215	28,118,822
Foreign currency translations	22,455	(3,865)
	1,689,670	28,114,957
Net realized and unrealized gain	3,686,430	18,191,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,904,065	$35,866,174
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,217,635	$1,882,989	$17,674,298	$10,483,002
Net realized gain (loss)	1,996,760	210,236	(9,923,081)	(58,627,554)
Net change in unrealized appreciation (depreciation)	1,689,670	3,039,342	28,114,957	132,452,853
Net increase in net assets resulting from operations	9,904,065	5,132,567	35,866,174	84,308,301
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,724,103)	(143,999)	(2,631,495)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	595,229,336	(11,057,043)	500,749,073	(633,240,475)
NET ASSETS
Total increase (decrease) in net assets	603,409,298	(6,068,475)	533,983,752	(548,932,174)
Beginning of year	68,083,641	74,152,116	515,847,041	1,064,779,215
End of year	$671,492,939	$68,083,641	$1,049,830,793	$515,847,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$71.67	$67.41	$64.76	$80.31	$81.34
Net investment income (loss)(a)	1.45	1.72	0.89	(0.25)	(0.49)
Net realized and unrealized gain (loss)(b)	3.63	2.67	1.76	(14.29)	(0.54)
Net increase (decrease) from investment operations	5.08	4.39	2.65	(14.54)	(1.03)
Distributions from net investment income(c)	(1.72)	(0.13)	—	(1.01)	—
Net asset value, end of year	$75.03	$71.67	$67.41	$64.76	$80.31
Total Return(d)
Based on net asset value	7.36%	6.52%	4.09%	(18.32)%	(1.27)%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.93%	2.43%	1.28%	(0.35)%	(0.59)%
Supplemental Data
Net assets, end of year (000)	$671,493	$68,084	$74,152	$55,043	$76,292
Portfolio turnover rate(f)	78%	77%	89%	69%	60%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$40.14	$36.78	$36.88	$51.00	$52.95
Net investment income(a)	0.91	0.70	0.50	0.11	0.08
Net realized and unrealized gain (loss)(b)	1.34	2.66	(0.56)	(14.03)	(2.03)
Net increase (decrease) from investment operations	2.25	3.36	(0.06)	(13.92)	(1.95)
Distributions(c)
From net investment income	(0.23)	—	—	(0.20)	—
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.23)	—	(0.04)	(0.20)	—
Net asset value, end of year	$42.16	$40.14	$36.78	$36.88	$51.00
Total Return(d)
Based on net asset value	5.64%	9.14%	(0.14)%	(27.42)%	(3.68)%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.19%	1.78%	1.28%	0.26%	0.14%
Supplemental Data
Net assets, end of year (000)	$1,049,831	$515,847	$1,064,779	$916,358	$1,183,210
Portfolio turnover rate(f)	23%	27%	51%	24%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
Notes to Financial Statements
20

Notes to Financial Statements  (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$323,002,888	$255,720,403
International Treasury Bond	379,485,285	181,459,010
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$527,453,470	$—
International Treasury Bond	755,184,821	446,236,466
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
International Treasury Bond	$(5,384,563)	$5,384,563
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
1-3 Year International Treasury Bond
Ordinary income	$1,724,103	$143,999
International Treasury Bond
Ordinary income	$2,631,495	$—
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
1-3 Year International Treasury Bond	$8,043,906	$(9,681,290)	$1,685,288	$47,904
International Treasury Bond	13,286,391	(93,539,629)	(34,459,821)	(114,713,059)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
For the year ended October 31, 2025, the iShares 1-3 Year International Treasury Bond ETF utilized $153,429 of its capital loss carryforwards.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$665,063,322	$7,577,087	$(5,885,700)	$1,691,387
International Treasury Bond	1,072,728,980	17,048,619	(51,471,564)	(34,422,945)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	8,200,000	$609,945,617	50,000	$3,531,217
Shares redeemed	(200,000)	(14,716,281)	(200,000)	(14,588,260)
	8,000,000	$595,229,336	(150,000)	$(11,057,043)
International Treasury Bond
Shares sold	23,350,000	$966,752,766	5,100,000	$203,890,324
Shares redeemed	(11,300,000)	(466,003,693)	(21,200,000)	(837,130,799)
	12,050,000	$500,749,073	(16,100,000)	$(633,240,475)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares 1-3 Year International Treasury Bond ETF
iShares International Treasury Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2025:
iShares ETF	Foreign Source Income Earned	Foreign Taxes Paid
1-3 Year International Treasury Bond	$7,333,992	$3,963
International Treasury Bond	20,457,978	2,352
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
1-3 Year International Treasury Bond	$3,529
International Treasury Bond	12,153
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
1-3 Year International Treasury Bond	$6,332,933
International Treasury Bond	15,010,982
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
1-3 Year International Treasury Bond	$7,031
International Treasury Bond	24,214
27
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Board Review and Approval of Investment Advisory Contract
iShares 1-3 Year International Treasury Bond ETF, iShares International Treasury Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement(s) between BFA and BlackRock International Limited (the “Sub-Advisory Agreement(s)”), (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided (inclusive of information provided for the Sub-Advisor), such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreements. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s). In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, (including, where applicable, funds advised by the Sub-Advisor), investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business, each as provided at the May 9, 2025 meeting and throughout the year.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares
29
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement and Sub-Advisory Agreement do not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
30

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
31
2025 iShares Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Fixed Income LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX Exchange
• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX Exchange
• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX Exchange
• iShares Russell 2000 BuyWrite ETF | IWMW | Cboe BZX Exchange
• iShares S&P 500 BuyWrite ETF | IVVW | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2025
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.1%
iShares 20+ Year Treasury Bond ETF(a)(b)	17,154,198	$1,548,852,537
Total Investment Companies (Cost: $1,597,619,623)		1,548,852,537
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	19,480,000	19,480,000
Total Short-Term Securities — 1.2% (Cost: $19,480,000)		19,480,000
Total Investments Before Options Written — 100.3% (Cost: $ 1,617,099,623)		1,568,332,537
Options Written — (0.3)% (Premiums Received: $ (19,420,835))		(4,513,998)
Total Investments, Net of Options Written — 100.0% (Cost: $1,597,678,788)		1,563,818,539
Liabilities in Excess of Other Assets — 0.0%		(171,120)
Net Assets — 100.0%		$1,563,647,419

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$14,700,000	$4,780,000 (a)	$—	$—	$—	$19,480,000	19,480,000	$395,059	$—
iShares 20+ Year Treasury Bond ETF	1,097,156,847	758,132,042	(293,745,953)	(21,848,268)	9,157,869	1,548,852,537	17,154,198	49,512,987	—
				$(21,848,268)	$9,157,869	$1,568,332,537		$49,908,046	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares 20+ Year Treasury Bond ETF	171,541	11/21/25	USD	92.00	USD	1,548,844	$(4,513,998)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$14,906,837	$—	$(4,513,998)
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$4,513,998	$—	$—	$—	$4,513,998
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$73,554,177	$—	$—	$—	$73,554,177
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$11,714,981	$—	$—	$—	$11,714,981
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$9,724,532
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,548,852,537	$—	$—	$1,548,852,537
Short-Term Securities
Money Market Funds	19,480,000	—	—	19,480,000
	$1,568,332,537	$—	$—	$1,568,332,537
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,513,998)	$—	$(4,513,998)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments
October 31, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,968,681	$239,869,425
Total Investment Companies (Cost: $233,709,647)		239,869,425
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	2,470,000	2,470,000
Total Short-Term Securities — 1.0% (Cost: $2,470,000)		2,470,000
Total Investments Before Options Written — 100.1% (Cost: $ 236,179,647)		242,339,425
Options Written — (0.1)% (Premiums Received: $ (1,088,551))		(347,703)
Total Investments, Net of Options Written — 100.0% (Cost: $235,091,096)		241,991,722
Liabilities in Excess of Other Assets — 0.0%		(30,212)
Net Assets — 100.0%		$241,961,510

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,660,000	$810,000 (a)	$—	$—	$—	$2,470,000	2,470,000	$77,688	$—
iShares iBoxx $ High Yield Corporate Bond ETF	185,720,845	99,636,359	(49,945,487)	715,188	3,742,520	239,869,425	2,968,681	12,489,234	—
				$715,188	$3,742,520	$242,339,425		$12,566,922	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	29,686	11/21/25	USD	81.00	USD	239,863	$(347,703)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$740,848	$—	$(347,703)
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$347,703	$—	$—	$—	$347,703
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(5,354,122)	$—	$—	$—	$(5,354,122)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$648,687	$—	$—	$—	$648,687
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$1,723,405
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$239,869,425	$—	$—	$239,869,425
Short-Term Securities
Money Market Funds	2,470,000	—	—	2,470,000
	$242,339,425	$—	$—	$242,339,425
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(347,703)	$—	$(347,703)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments
October 31, 2025
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,558,830	$284,618,661
Total Investment Companies (Cost: $276,167,625)		284,618,661
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	2,660,000	2,660,000
Total Short-Term Securities — 0.9% (Cost: $2,660,000)		2,660,000
Total Investments Before Options Written — 100.2% (Cost: $ 278,827,625)		287,278,661
Options Written — (0.2)% (Premiums Received: $ (2,868,181))		(603,360)
Total Investments, Net of Options Written — 100.0% (Cost: $275,959,444)		286,675,301
Liabilities in Excess of Other Assets — 0.0%		(24,145)
Net Assets — 100.0%		$286,651,156

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,570,000	$1,090,000 (a)	$—	$—	$—	$2,660,000	2,660,000	$73,271	$—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	210,881,263	142,238,187	(73,692,563)	193,410	4,998,364	284,618,661	2,558,830	10,430,250	—
				$193,410	$4,998,364	$287,278,661		$10,503,521	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,588	11/21/25	USD	112.00	USD	284,615	$(603,360)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$2,264,821	$—	$(603,360)
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$603,360	$—	$—	$—	$603,360
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$968,125	$—	$—	$—	$968,125
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$1,540,927	$—	$—	$—	$1,540,927
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$2,694,215
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$284,618,661	$—	$—	$284,618,661
Short-Term Securities
Money Market Funds	2,660,000	—	—	2,660,000
	$287,278,661	$—	$—	$287,278,661
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(603,360)	$—	$(603,360)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments
October 31, 2025
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 98.8%
iShares Russell 2000 ETF(a)(b)	122,453	$30,151,602
Total Investment Companies (Cost: $26,560,538)		30,151,602
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	640,000	640,000
Total Short-Term Securities — 2.1% (Cost: $640,000)		640,000
Total Investments Before Options Written — 100.9% (Cost: $ 27,200,538)		30,791,602
Options Written — (0.9)% (Premiums Received: $ (501,882))		(272,855)
Total Investments, Net of Options Written — 100.0% (Cost: $26,698,656)		30,518,747
Other Assets Less Liabilities — 0.0%		349
Net Assets — 100.0%		$30,519,096

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$200,000	$440,000 (a)	$—	$—	$—	$640,000	640,000	$21,524	$—
iShares Russell 2000 ETF	18,874,348	15,635,494	(7,193,407)	249,946	2,585,221	30,151,602	122,453	262,753	—
				$249,946	$2,585,221	$30,791,602		$284,277	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	121	11/21/25	USD	2,550.00	USD	30,001	$(272,855)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$229,027	$—	$(272,855)
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® Russell 2000 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$272,855	$—	$—	$—	$272,855
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(171,629)	$—	$—	$—	$(171,629)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(28,043)	$—	$—	$—	$(28,043)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$365,415
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$30,151,602	$—	$—	$30,151,602
Short-Term Securities
Money Market Funds	640,000	—	—	640,000
	$30,791,602	$—	$—	$30,791,602
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(272,855)	$—	$—	$(272,855)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments
October 31, 2025
iShares® S&P 500 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 101.1%
iShares Core S&P 500 ETF(a)(b)	295,520	$202,499,170
Total Investment Companies (Cost: $177,079,513)		202,499,170
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(c)	2,760,000	2,760,000
Total Short-Term Securities — 1.4% (Cost: $2,760,000)		2,760,000
Total Investments Before Options Written — 102.5% (Cost: $ 179,839,513)		205,259,170
Options Written — (2.5)% (Premiums Received: $ (3,111,126))		(5,026,080)
Total Investments, Net of Options Written — 100.0% (Cost: $176,728,387)		200,233,090
Liabilities in Excess of Other Assets — 0.0%		(20,462)
Net Assets — 100.0%		$200,212,628

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$210,000	$2,550,000 (a)	$—	$—	$—	$2,760,000	2,760,000	$21,360	$—
iShares Core S&P 500 ETF	26,258,760	179,890,857	(29,377,835)	2,005,555	23,721,833	202,499,170	295,520	919,433	—
				$2,005,555	$23,721,833	$205,259,170		$940,793	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	296	11/21/25	USD	6,740.00	USD	202,470	$(5,026,080)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(1,914,954)	$(5,026,080)
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® S&P 500 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$5,026,080	$—	$—	$—	$5,026,080
For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(6,338,930)	$—	$—	$—	$(6,338,930)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(2,156,151)	$—	$—	$—	$(2,156,151)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$2,329,050
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$202,499,170	$—	$—	$202,499,170
Short-Term Securities
Money Market Funds	2,760,000	—	—	2,760,000
	$205,259,170	$—	$—	$205,259,170
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,026,080)	$—	$—	$(5,026,080)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities
October 31, 2025

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$1,568,332,537	$242,339,425	$287,278,661	$30,791,602
Cash	40,195	4,555	16,741	3,882
Receivables:
Capital shares sold	2,761	—	4,557	95
Dividends—affiliated	37,413	5,452	6,099	1,406
Total assets	1,568,412,906	242,349,432	287,306,058	30,796,985
LIABILITIES
Options written, at value(b)	4,513,998	347,703	603,360	272,855
Payables:
Capital shares redeemed	—	—	4,175	—
Investment advisory fees	251,489	40,219	47,367	5,034
Total liabilities	4,765,487	387,922	654,902	277,889
Commitments and contingent liabilities
NET ASSETS	$1,563,647,419	$241,961,510	$286,651,156	$30,519,096
NET ASSETS CONSIST OF
Paid-in capital	$1,614,595,198	$243,027,773	$289,451,267	$30,519,096
Accumulated loss	(50,947,779)	(1,066,263)	(2,800,111)	—
NET ASSETS	$1,563,647,419	$241,961,510	$286,651,156	$30,519,096
NET ASSET VALUE
Shares outstanding	65,775,000	8,000,000	11,375,000	740,000
Net asset value	$23.77	$30.25	$25.20	$41.24
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$1,617,099,623	$236,179,647	$278,827,625	$27,200,538
(b) Premiums received	$19,420,835	$1,088,551	$2,868,181	$501,882
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2025

iShares S&P 500 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$205,259,170
Cash	6,271
Receivables:
Dividends—affiliated	9,520
Total assets	205,274,961
LIABILITIES
Options written, at value(b)	5,026,080
Payables:
Investment advisory fees	36,253
Total liabilities	5,062,333
Commitments and contingent liabilities
NET ASSETS	$200,212,628
NET ASSETS CONSIST OF
Paid-in capital	$196,165,859
Accumulated earnings	4,046,769
NET ASSETS	$200,212,628
NET ASSET VALUE
Shares outstanding	4,260,000
Net asset value	$47.00
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$179,839,513
(b) Premiums received	$3,111,126
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations
Year Ended October 31, 2025

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$49,908,046	$12,566,922	$10,503,521	$284,277
Interest—unaffiliated	29,742	4,138	5,148	596
Total investment income	49,937,788	12,571,060	10,508,669	284,873
EXPENSES
Investment advisory	2,285,991	436,190	465,082	47,372
Interest expense	—	—	—	847
Total expenses	2,285,991	436,190	465,082	48,219
Net investment income	47,651,797	12,134,870	10,043,587	236,654
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(5,044,247)	441,466	403,964	244,634
In-kind redemptions—affiliated(a)	(16,804,021)	273,722	(210,554)	5,312
Options written	73,554,177	(5,354,122)	968,125	(171,629)
	51,705,909	(4,638,934)	1,161,535	78,317
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	9,157,869	3,742,520	4,998,364	2,585,221
Options written	11,714,981	648,687	1,540,927	(28,043)
	20,872,850	4,391,207	6,539,291	2,557,178
Net realized and unrealized gain (loss)	72,578,759	(247,727)	7,700,826	2,635,495
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,230,556	$11,887,143	$17,744,413	$2,872,149
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2025

iShares S&P 500 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$940,793
Interest—unaffiliated	1,892
Total investment income	942,685
EXPENSES
Investment advisory	196,183
Interest expense	107
Total expenses	196,290
Net investment income	746,395
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	1,543,870
In-kind redemptions—affiliated(a)	461,685
Options written	(6,338,930)
(4,333,375)
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	23,721,833
Options written	(2,156,151)
21,565,682
Net realized and unrealized gain	17,232,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,978,702
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF		iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$47,651,797	$33,968,972	$12,134,870	$3,482,703
Net realized gain (loss)	51,705,909	(52,863,589)	(4,638,934)	(2,725,710)
Net change in unrealized appreciation (depreciation)	20,872,850	72,293,830	4,391,207	3,830,275
Net increase in net assets resulting from operations	120,230,556	53,399,213	11,887,143	4,587,268
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(87,766,707)	(33,968,972)	(12,408,592)	(3,768,212)
Return of capital	(90,677,774)	(97,217,006)	(14,069,757)	(3,743,252)
Decrease in net assets resulting from distributions to shareholders	(178,444,481)	(131,185,978)	(26,478,349)	(7,511,464)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	514,425,301	536,078,708	68,963,146	146,708,081
NET ASSETS
Total increase in net assets	456,211,376	458,291,943	54,371,940	143,783,885
Beginning of year	1,107,436,043	649,144,100	187,589,570	43,805,685
End of year	$1,563,647,419	$1,107,436,043	$241,961,510	$187,589,570

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF		iShares Russell 2000 BuyWrite ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,043,587	$7,535,214	$236,654	$128,490
Net realized gain (loss)	1,161,535	(14,516,423)	78,317	(1,039,173)
Net change in unrealized appreciation (depreciation)	6,539,291	15,505,652	2,557,178	1,262,913
Net increase in net assets resulting from operations	17,744,413	8,524,443	2,872,149	352,230
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(10,043,587)	(7,807,190)	(2,872,149)	(352,230)
Return of capital	(26,754,271)	(20,438,751)	(2,162,076)	(1,422,839)
Decrease in net assets resulting from distributions to shareholders	(36,797,858)	(28,245,941)	(5,034,225)	(1,775,069)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	93,597,270	58,351,324	13,705,253	20,398,758
NET ASSETS
Total increase in net assets	74,543,825	38,629,826	11,543,177	18,975,919
Beginning of period	212,107,331	173,477,505	18,975,919	—
End of period	$286,651,156	$212,107,331	$30,519,096	$18,975,919

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

	iShares S&P 500 BuyWrite ETF
	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$746,395	$168,674
Net realized loss	(4,333,375)	(670,046)
Net change in unrealized appreciation (depreciation)	21,565,682	1,939,021
Net increase in net assets resulting from operations	17,978,702	1,437,649
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(13,923,355)	(1,437,649)
Return of capital	—	(402,832)
Decrease in net assets resulting from distributions to shareholders	(13,923,355)	(1,840,481)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	169,756,784	26,803,329
NET ASSETS
Total increase in net assets	173,812,131	26,400,497
Beginning of period	26,400,497	—
End of period	$200,212,628	$26,400,497

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$25.43	$27.13	$33.64	$40.06
Net investment income(b)	0.98	0.98	0.94	0.13
Net realized and unrealized gain (loss)(c)	1.14	1.27	(2.17)	(5.35)
Net increase (decrease) from investment operations	2.12	2.25	(1.23)	(5.22)
Distributions(d)
From net investment income	(1.01)	(1.02)	(4.79)	(1.12)
From net realized gain	(0.85)	—	—	—
Return of capital	(1.92)	(2.93)	(0.49)	(0.08)
Total distributions	(3.78)	(3.95)	(5.28)	(1.20)
Net asset value, end of period	$23.77	$25.43	$27.13	$33.64
Total Return(e)
Based on net asset value	9.70%	8.56%(f)	(5.39)%	(13.29)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%	0.20%	0.33%	0.35%(i)
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%(i)
Net investment income	4.17%	3.69%	3.04%	1.81%(i)
Supplemental Data
Net assets, end of period (000)	$1,563,647	$1,107,436	$649,144	$21,866
Portfolio turnover rate(j)	2%	0%	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$32.34	$33.70	$37.48	$40.06
Net investment income(b)	1.72	1.92	1.92	0.33
Net realized and unrealized gain (loss)(c)	(0.02)	1.01	0.24	(1.54)
Net increase (decrease) from investment operations	1.70	2.93	2.16	(1.21)
Distributions(d)
From net investment income	(1.78)	(2.15)	(2.73)	(1.30)
Return of capital	(2.01)	(2.14)	(3.21)	(0.07)
Total distributions	(3.79)	(4.29)	(5.94)	(1.37)
Net asset value, end of period	$30.25	$32.34	$33.70	$37.48
Total Return(e)
Based on net asset value	5.65%	9.21%	5.96%	(3.02)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%	0.64%	0.70%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%(h)
Net investment income	5.56%	5.81%	5.42%	4.25%(h)
Supplemental Data
Net assets, end of period (000)	$241,962	$187,590	$43,806	$9,370
Portfolio turnover rate(i)	3%	0%(j)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
21
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$27.37	$30.43	$35.88	$40.10
Net investment income(b)	1.11	1.22	1.22	0.17
Net realized and unrealized gain (loss)(c)	0.85	0.39	(0.53)	(3.40)
Net increase (decrease) from investment operations	1.96	1.61	0.69	(3.23)
Distributions(d)
From net investment income	(1.13)	(1.29)	(3.49)	(0.86)
Return of capital	(3.00)	(3.38)	(2.65)	(0.13)
Total distributions	(4.13)	(4.67)	(6.14)	(0.99)
Net asset value, end of period	$25.20	$27.37	$30.43	$35.88
Total Return(e)
Based on net asset value	7.92%	5.55%	1.56%	(8.14)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%	0.33%	0.35%(h)
Total expenses after fees waived	0.20%	0.20%	0.20%	0.20%(h)
Net investment income	4.32%	4.24%	3.73%	2.32%(h)
Supplemental Data
Net assets, end of period (000)	$286,651	$212,107	$173,478	$12,559
Portfolio turnover rate(i)	1%	0%	0%(j)	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
22

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 BuyWrite ETF
	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$45.18	$49.10
Net investment income(b)	0.41	0.36
Net realized and unrealized gain(c)	4.72	0.63
Net increase from investment operations	5.13	0.99
Distributions(d)
From net investment income	(0.42)	(0.35)
From net realized gain	(4.75)	(0.62)
Return of capital	(3.90)	(3.94)
Total distributions	(9.07)	(4.91)
Net asset value, end of period	$41.24	$45.18
Total Return(e)
Based on net asset value	13.42%	2.26%(f)
Ratios to Average Net Assets(g)
Total expenses	0.20%	0.20%(h)
Net investment income	1.00%	1.22%(h)
Supplemental Data
Net assets, end of period (000)	$30,519	$18,976
Portfolio turnover rate(i)	1%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares S&P 500 BuyWrite ETF
	Year Ended 10/31/25	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$48.89	$49.89
Net investment income(b)	0.39	0.43
Net realized and unrealized gain(c)	5.42	3.22
Net increase from investment operations	5.81	3.65
Distributions(d)
From net investment income	(0.41)	(0.43)
From net realized gain	(7.29)	(3.20)
Return of capital	—	(1.02)
Total distributions	(7.70)	(4.65)
Net asset value, end of period	$47.00	$48.89
Total Return(e)
Based on net asset value	13.24%	7.66%(f)
Ratios to Average Net Assets(g)
Total expenses	0.22%	0.22%(h)
Net investment income	0.84%	1.37%(h)
Supplemental Data
Net assets, end of period (000)	$200,213	$26,400
Portfolio turnover rate(i)	1%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified
Russell 2000 BuyWrite	Diversified
S&P 500 BuyWrite	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
• Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Options:  The Funds write European-style call options on their respective underlying fund to generate gains from options premiums.
A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.
Notes to Financial Statements
26

Notes to Financial Statements  (continued)
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the  premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full number of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.20%
High Yield Corporate Bond BuyWrite Strategy	0.20
Investment Grade Corporate Bond BuyWrite Strategy	0.20
Russell 2000 BuyWrite	0.20
S&P 500 BuyWrite	0.22
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$23,873,005	$71,534,086
High Yield Corporate Bond BuyWrite Strategy	5,546,612	24,934,307
Investment Grade Corporate Bond BuyWrite Strategy	2,474,391	27,824,113
Russell 2000 BuyWrite	197,916	5,542,618
S&P 500 BuyWrite	590,327	20,944,972
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$734,259,038	$222,211,868
High Yield Corporate Bond BuyWrite Strategy	94,089,746	25,011,180
Investment Grade Corporate Bond BuyWrite Strategy	139,763,795	45,868,450
Russell 2000 BuyWrite	15,437,578	1,650,789
S&P 500 BuyWrite	179,300,531	8,432,863
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
27
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to distributions paid in excess of taxable income, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
20+ Year Treasury Bond BuyWrite Strategy	$(16,804,021)	$16,804,021
Investment Grade Corporate Bond BuyWrite Strategy	(210,554)	210,554
S&P 500 BuyWrite	8,578	(8,578)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
20+ Year Treasury Bond BuyWrite Strategy
Ordinary income	$87,766,707	$33,968,972
Return of capital	90,677,774	97,217,006
	$178,444,481	$131,185,978
High Yield Corporate Bond BuyWrite Strategy
Ordinary income	$12,408,592	$3,768,212
Return of capital	14,069,757	3,743,252
	$26,478,349	$7,511,464
Investment Grade Corporate Bond BuyWrite Strategy
Ordinary income	$10,043,587	$7,807,190
Return of capital	26,754,271	20,438,751
	$36,797,858	$28,245,941

iShares ETF	Year Ended 10/31/25	Period Ended 10/31/24
Russell 2000 BuyWrite
Ordinary income	$2,532,419	$240,360
Long-term capital gains	339,730	111,870
Return of capital	2,162,076	1,422,839
	$5,034,225	$1,775,069
S&P 500 BuyWrite
Ordinary income	$13,923,355	$1,208,972
Long-term capital gains	—	228,677
Return of capital	—	402,832
	$13,923,355	$1,840,481
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
20+ Year Treasury Bond BuyWrite Strategy	$—	$—	$—	$(50,947,779)	$(50,947,779)
High Yield Corporate Bond BuyWrite Strategy	—	—	(1,776,506)	710,243	(1,066,263)
Investment Grade Corporate Bond BuyWrite Strategy	—	—	(4,553,878)	1,753,767	(2,800,111)
S&P 500 BuyWrite	2,105,550	1,941,219	—	—	4,046,769

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and treatment of straddles.
Notes to Financial Statements
28

Notes to Financial Statements  (continued)
For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
20+ Year Treasury Bond BuyWrite Strategy	$37,739,398
Investment Grade Corporate Bond BuyWrite Strategy	5,577,252
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20+ Year Treasury Bond BuyWrite Strategy	$1,618,532,044	$14,906,837	$(50,199,507)	$(35,292,670)
High Yield Corporate Bond BuyWrite Strategy	236,188,281	6,891,992	—	6,891,992
Investment Grade Corporate Bond BuyWrite Strategy	278,835,810	10,707,672	—	10,707,672
Russell 2000 BuyWrite	31,020,629	—	—	—
S&P 500 BuyWrite	203,344,216	1,914,954	(1,914,954)	—
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
29
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds' ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds' returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds' performance.
The Funds will be affected by the movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
20+ Year Treasury Bond BuyWrite Strategy
Shares sold	31,550,000	$735,495,093	25,525,000	$689,209,076
Shares redeemed	(9,325,000)	(221,069,792)	(5,900,000)	(153,130,368)
	22,225,000	$514,425,301	19,625,000	$536,078,708
High Yield Corporate Bond BuyWrite Strategy
Shares sold	3,025,000	$94,125,172	4,850,000	$158,139,456
Shares redeemed	(825,000)	(25,162,026)	(350,000)	(11,431,375)
	2,200,000	$68,963,146	4,500,000	$146,708,081
Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	5,375,000	$139,303,539	2,800,000	$80,234,131
Shares redeemed	(1,750,000)	(45,706,269)	(750,000)	(21,882,807)
	3,625,000	$93,597,270	2,050,000	$58,351,324

	Year Ended 10/31/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
Russell 2000 BuyWrite
Shares sold	360,000	$15,312,386	440,000	$21,317,454
Shares redeemed	(40,000)	(1,607,133)	(20,000)	(918,696)
	320,000	$13,705,253	420,000	$20,398,758
S&P 500 BuyWrite
Shares sold	3,900,000	$178,188,968	560,000	$27,799,226
Shares redeemed	(180,000)	(8,432,184)	(20,000)	(995,897)
	3,720,000	$169,756,784	540,000	$26,803,329

(a)	The Fund commenced operations on March 14, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset
Notes to Financial Statements
30

Notes to Financial Statements  (continued)
transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
31
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF(1)
iShares High Yield Corporate Bond BuyWrite Strategy ETF(1)
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF(1)
iShares Russell 2000 BuyWrite ETF(2)
iShares S&P 500 BuyWrite ETF(2)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2) Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period March 14, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
32

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended October 31, 2025:
iShares ETF	20% Rate Long-Term Capital Gain Dividends
Russell 2000 BuyWrite	$339,730
S&P 500 BuyWrite	4,115
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
20+ Year Treasury Bond BuyWrite Strategy	$49,647,228
High Yield Corporate Bond BuyWrite Strategy	57,121
Investment Grade Corporate Bond BuyWrite Strategy	86,007
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
20+ Year Treasury Bond BuyWrite Strategy	$49,834,423
High Yield Corporate Bond BuyWrite Strategy	12,134,870
Investment Grade Corporate Bond BuyWrite Strategy	10,043,587
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
20+ Year Treasury Bond BuyWrite Strategy	$47,624,815	$40,114,910
High Yield Corporate Bond BuyWrite Strategy	10,000,647	—
Investment Grade Corporate Bond BuyWrite Strategy	8,622,445	—
Russell 2000 BuyWrite	—	2,295,765
S&P 500 BuyWrite	—	13,176,960
33
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
34

Board Review and Approval of Investment Advisory Contract
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF, iShares High Yield Corporate Bond BuyWrite Strategy ETF, iShares Investment Grade Corporate Bond BuyWrite Strategy ETF, iShares Russell 2000 BuyWrite ETF, iShares S&P 500 BuyWrite ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided:  Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
35
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale:  The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates:  The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
 The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
36

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
37
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar
Glossary of Terms Used in this Report
38

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2025
Statements of Assets and Liabilities (Unaudited)
October 31, 2025
iShares Trust
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(a)	USD18,630	$19,205,978
7.50%, 06/01/29(a)(b)	USD18,054	17,703,510
7.50%, 03/15/33(a)(b)	USD15,345	16,076,490
7.75%, 04/15/28(a)(b)	USD16,966	16,870,694
7.88%, 04/01/30(a)(b)	USD14,970	15,688,431
Lamar Media Corp.
3.63%, 01/15/31(b)	USD8,812	8,227,860
3.75%, 02/15/28	USD9,680	9,415,390
4.00%, 02/15/30(b)	USD8,785	8,428,489
4.88%, 01/15/29	USD5,715	5,653,412
5.38%, 11/01/33(a)	USD6,008	5,952,365
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	USD43,323	42,753,034
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	USD8,203	7,913,944
4.63%, 03/15/30(a)(b)	USD7,681	7,414,601
5.00%, 08/15/27(a)	USD9,766	9,723,475
7.38%, 02/15/31(a)(b)	USD7,850	8,298,886
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	USD17,481	16,659,070
		215,985,629
Aerospace & Defense — 2.4%
ATI Inc., 7.25%, 08/15/30(b)	USD6,744	7,080,822
Bombardier Inc.
6.00%, 02/15/28(a)(b)	USD14,384	14,411,730
6.75%, 06/15/33(a)	USD11,686	12,249,650
7.00%, 06/01/32(a)(b)	USD12,207	12,798,881
7.25%, 07/01/31(a)(b)	USD11,396	12,077,871
7.50%, 02/01/29(a)	USD12,215	12,743,373
8.75%, 11/15/30(a)	USD14,012	15,121,190
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	USD4,043	924,209
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD9,472	9,528,110
9.38%, 11/30/29(a)	USD17,713	18,613,706
9.75%, 11/15/30(a)(b)	USD23,734	26,074,517
TransDigm Inc.
4.63%, 01/15/29	USD19,628	19,307,428
4.88%, 05/01/29(b)	USD12,022	11,892,117
6.00%, 01/15/33(a)	USD24,092	24,480,276
6.25%, 01/31/34(a)(b)	USD8,277	8,552,980
6.38%, 03/01/29(a)(b)	USD44,237	45,404,330
6.38%, 05/31/33(a)(b)	USD42,642	43,475,365
6.63%, 03/01/32(a)(b)	USD35,400	36,583,553
6.75%, 08/15/28(a)	USD32,744	33,432,177
6.75%, 01/31/34(a)(b)	USD30,291	31,409,519
6.88%, 12/15/30(a)(b)	USD22,959	23,823,847
7.13%, 12/01/31(a)(b)	USD16,359	17,074,495
		437,060,146
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	USD7,956	7,943,056
6.00%, 06/15/30(a)(b)	USD16,177	16,349,403
		24,292,459
Airlines — 0.8%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	USD11,312	11,571,177
8.50%, 05/15/29(a)(b)	USD20,623	21,513,332
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	USD48,590	$48,948,598
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	USD32,714	32,146,304
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	USD16,439	15,927,128
7.88%, 05/01/27(a)	USD9,590	9,733,196
9.50%, 06/01/28(a)(b)	USD9,545	9,895,078
		149,734,813
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash)(a)(b)(d)	USD35,315	38,005,466
VF Corp.
2.80%, 04/23/27(b)	USD6,996	6,797,663
2.95%, 04/23/30(b)	USD11,686	10,356,718
		55,159,847
Auto Manufacturers — 1.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	USD16,160	14,929,675
4.75%, 10/01/27(a)	USD5,686	5,651,616
5.88%, 06/01/29(a)	USD7,919	7,987,463
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	USD16,984	15,056,472
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	USD7,309	7,199,945
5.50%, 07/15/29(a)(b)	USD5,651	5,656,308
5.88%, 01/15/28(a)(b)	USD8,494	8,492,319
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)(b)	USD9,940	9,329,265
5.30%, 09/13/27(a)	USD7,012	6,992,331
5.63%, 09/29/28(a)(b)	USD12,482	12,466,417
6.13%, 09/30/30(a)	USD20,261	20,075,885
7.05%, 09/15/28(a)(b)	USD11,271	11,670,643
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	USD40,026	39,221,009
4.81%, 09/17/30(a)	USD41,133	38,604,892
7.50%, 07/17/30(a)	USD16,044	16,789,722
7.75%, 07/17/32(a)	USD12,048	12,699,739
8.13%, 07/17/35(a)(b)	USD20,130	21,405,509
		254,229,210
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	USD7,291	7,472,175
7.50%, 02/15/33(a)(b)	USD13,556	14,029,691
8.25%, 04/15/31(a)(b)	USD7,521	7,855,246
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	USD11,145	10,580,872
6.38%, 10/15/32(a)	USD10,654	10,677,400
6.50%, 04/01/27(b)	USD7,233	7,241,347
6.88%, 07/01/28(b)	USD3,957	3,965,408
7.75%, 10/15/33(a)(b)	USD9,960	9,970,326
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(e)	USD8,035	8,204,860
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD12,057	12,337,610
6.75%, 02/15/30(a)(b)	USD17,510	18,146,355
6.75%, 09/15/32(a)	USD23,666	24,304,047
Dana Inc.
4.25%, 09/01/30(b)	USD3,745	3,688,473
5.38%, 11/15/27(b)	USD5,140	5,134,737

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.63%, 06/15/28	USD6,277	$6,272,049
Forvia SE
6.75%, 09/15/33(a)	USD8,412	8,552,260
8.00%, 06/15/30(a)(b)	USD5,153	5,471,483
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	USD11,152	11,074,910
5.00%, 07/15/29(b)	USD13,913	13,228,652
5.25%, 04/30/31(b)	USD9,049	8,338,739
5.25%, 07/15/31(b)	USD9,596	8,747,334
5.63%, 04/30/33(b)	USD6,556	5,902,376
6.63%, 07/15/30(b)	USD8,441	8,386,280
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(d)	USD5,901	5,911,361
7.75%, 11/15/30, (7.75 % Cash and 8.50 % PIK)(a)(d)	USD7,362	7,601,265
8.00%, 11/15/32, (8.00% Cash)(a)(d)	USD7,108	7,413,916
Qnity Electronics Inc.
5.75%, 08/15/32(a)	USD16,373	16,634,200
6.25%, 08/15/33(a)	USD11,912	12,236,359
Tenneco Inc., 8.00%, 11/17/28(a)	USD31,095	31,015,459
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	USD13,193	12,544,509
6.88%, 04/14/28(a)(b)	USD9,806	9,836,104
6.88%, 04/23/32(a)(b)	USD11,927	10,888,278
7.13%, 04/14/30(a)(b)	USD9,937	9,643,578
7.50%, 03/24/31(a)	USD24,840	23,672,520
		366,980,179
Banks — 0.1%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	USD6,769	6,784,898
12.25%, 10/01/30(a)(b)	USD9,634	10,725,244
		17,510,142
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	USD11,441	11,136,512
6.25%, 04/01/29(a)	USD13,241	13,290,439
		24,426,951
Building Materials — 2.1%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	USD21,163	19,988,028
5.00%, 03/01/30(a)	USD8,477	8,388,358
6.38%, 06/15/32(a)(b)	USD11,253	11,653,231
6.38%, 03/01/34(a)(b)	USD15,816	16,366,968
6.75%, 05/15/35(a)(b)	USD12,267	12,868,148
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	USD11,326	10,467,631
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	USD7,900	7,279,084
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD50,993	52,427,275
6.75%, 07/15/31(a)	USD8,435	8,750,672
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	USD11,523	11,835,771
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	USD7,725	7,494,237
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	USD66,811	69,335,313
6.75%, 03/01/33(a)(b)	USD24,713	25,693,777
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	USD17,757	$17,675,787
8.88%, 11/15/31(a)(b)	USD17,541	18,487,600
Standard Building Solutions Inc., 6.25%, 08/01/33(a)	USD17,910	18,280,338
Standard Industries Inc./New York
3.38%, 01/15/31(a)	USD17,453	15,904,573
4.38%, 07/15/30(a)	USD26,923	25,958,053
4.75%, 01/15/28(a)	USD16,282	16,188,429
6.50%, 08/15/32(a)(b)	USD16,156	16,608,342
		391,651,615
Chemicals — 2.9%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)(b)	USD896	222,003
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(d)	USD6,695	2,511,698
Avient Corp.
6.25%, 11/01/31(a)(b)	USD10,748	10,964,854
7.13%, 08/01/30(a)(b)	USD11,188	11,516,964
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	USD7,599	7,963,996
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD11,206	10,653,002
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	USD6,138	6,120,329
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	USD12,011	11,909,942
6.67%, 07/15/27(b)	USD23,934	24,556,346
6.75%, 04/15/33(b)	USD17,489	17,221,997
6.83%, 07/15/29(b)	USD12,445	12,701,947
6.85%, 11/15/28(b)	USD18,106	18,720,838
6.88%, 07/15/32(b)	USD16,469	16,555,767
7.05%, 11/15/30	USD16,761	17,072,056
7.20%, 11/15/33(b)	USD15,834	16,225,209
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	USD10,150	8,897,997
5.38%, 05/15/27(b)	USD7,440	7,409,290
5.75%, 11/15/28(a)(b)	USD12,981	12,440,666
8.00%, 01/15/33(a)(b)	USD9,004	8,717,628
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.37%)(e)	USD11,767	11,411,637
Huntsman International LLC
2.95%, 06/15/31(b)	USD6,416	5,190,355
4.50%, 05/01/29(b)	USD11,760	10,872,234
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	USD7,173	6,754,574
7.50%, 04/15/29(a)(b)	USD11,160	10,344,319
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD17,349	16,914,782
Methanex Corp.
5.13%, 10/15/27(b)	USD11,203	11,220,919
5.25%, 12/15/29(b)	USD10,789	10,738,566
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	USD9,154	9,310,747
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	USD9,079	8,802,944
5.25%, 06/01/27(a)	USD16,179	16,215,239
7.00%, 12/01/31(a)	USD6,819	7,236,488
8.50%, 11/15/28(a)	USD7,011	7,349,891
9.00%, 02/15/30(a)	USD13,755	14,714,292

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Olin Corp.
5.00%, 02/01/30(b)	USD8,182	$7,937,733
5.63%, 08/01/29(b)	USD10,420	10,441,412
6.63%, 04/01/33(a)(b)	USD9,317	9,222,036
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	USD14,501	13,860,801
6.25%, 10/01/29(a)(b)	USD6,851	6,671,990
7.25%, 06/15/31(a)	USD14,207	14,192,762
7.25%, 02/15/33(a)	USD22,185	22,064,027
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)	USD18,664	18,457,246
6.63%, 05/01/29(a)	USD11,124	11,059,726
Solstice Advanced Materials Inc., 5.63%, 09/30/33(a)	USD7,301	7,294,946
Tronox Inc.
4.63%, 03/15/29(a)(b)	USD17,284	10,552,167
9.13%, 09/30/30(a)(b)	USD6,132	5,595,984
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD11,015	10,927,442
5.63%, 08/15/29(a)	USD18,542	16,906,688
6.63%, 08/15/32(a)(b)	USD11,927	11,522,402
		546,166,878
Commercial Services — 5.3%
ADT Security Corp., 5.88%, 10/15/33(a)(b)	USD11,765	11,932,018
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	USD15,517	15,030,196
Albion Financing 1 SARL/Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD23,674	24,508,125
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD38,880	40,504,612
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	USD15,631	15,254,126
6.88%, 06/15/30(a)(b)	USD17,027	17,448,004
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD34,545	33,853,033
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	USD7,640	7,354,793
5.38%, 03/01/29(a)(b)	USD9,967	9,613,848
8.00%, 02/15/31(a)(b)	USD8,250	8,402,171
8.25%, 01/15/30(a)(b)	USD11,656	11,911,629
8.38%, 06/15/32(a)(b)	USD9,183	9,426,157
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD17,346	17,569,670
Block Inc.
3.50%, 06/01/31(b)	USD15,632	14,565,097
5.63%, 08/15/30(a)(b)	USD21,278	21,592,293
6.00%, 08/15/33(a)	USD17,556	17,944,727
6.50%, 05/15/32(b)	USD34,294	35,580,539
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	USD36,421	38,640,496
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	USD8,851	8,786,086
6.50%, 06/15/29(a)(b)	USD6,613	6,809,915
6.75%, 06/15/32(a)(b)	USD6,008	6,238,988
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD14,503	13,956,779
4.88%, 07/01/29(a)(b)	USD15,113	14,085,933
Security	Par (000)	Value
Commercial Services (continued)
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	USD8,434	$8,322,730
8.63%, 05/15/32(a)(b)	USD9,030	9,096,618
9.00%, 05/15/28(a)	USD17,786	17,911,550
Garda World Security Corp.
4.63%, 02/15/27(a)	USD9,024	8,947,818
6.00%, 06/01/29(a)	USD8,187	8,002,219
7.75%, 02/15/28(a)(b)	USD6,673	6,829,874
8.25%, 08/01/32(a)	USD9,157	9,313,628
8.38%, 11/15/32(a)(b)	USD16,311	16,579,468
GEO Group Inc. (The)
8.63%, 04/15/29	USD12,138	12,811,517
10.25%, 04/15/31(b)	USD9,531	10,436,722
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	USD18,503	18,486,488
6.63%, 06/15/29(a)(b)	USD12,463	12,860,632
7.00%, 06/15/30(a)(b)	USD29,514	30,873,686
7.25%, 06/15/33(a)(b)	USD19,467	20,512,816
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	USD9,166	8,902,065
5.00%, 12/01/29(a)(b)	USD16,581	11,283,868
12.63%, 07/15/29(a)(b)	USD20,887	20,672,505
ION Platform Finance U.S. Inc., 7.88%, 09/30/32(a)	USD24,785	24,179,017
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	USD15,980	15,568,231
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	USD20,902	21,377,102
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	USD17,340	17,766,954
10.88%, 08/01/29(a)(b)	USD8,142	8,192,155
Service Corp. International/U.S.
3.38%, 08/15/30(b)	USD13,869	12,880,223
4.00%, 05/15/31	USD13,008	12,289,930
4.63%, 12/15/27	USD7,775	7,746,972
5.13%, 06/01/29(b)	USD12,322	12,338,488
5.75%, 10/15/32(b)	USD13,602	13,790,907
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	USD26,594	27,456,417
Sotheby's, 7.38%, 10/15/27(a)	USD12,654	12,637,898
United Rentals North America Inc.
3.75%, 01/15/32(b)	USD12,373	11,506,694
3.88%, 11/15/27	USD12,311	12,151,241
3.88%, 02/15/31(b)	USD17,026	16,128,228
4.00%, 07/15/30	USD11,767	11,298,262
4.88%, 01/15/28(b)	USD22,717	22,687,986
5.25%, 01/15/30(b)	USD11,468	11,542,331
5.50%, 05/15/27	USD5,320	5,321,050
6.13%, 03/15/34(a)(b)	USD17,112	17,851,921
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	USD19,605	20,541,029
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	USD8,224	8,110,732
6.63%, 06/15/29(a)	USD7,974	8,204,626
6.63%, 04/15/30(a)(b)	USD7,321	7,549,260
7.38%, 10/01/31(a)(b)	USD8,378	8,762,422
		980,733,515
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)	USD16,041	16,679,015
CACI International Inc., 6.38%, 06/15/33(a)(b)	USD16,092	16,721,093

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
McAfee Corp., 7.38%, 02/15/30(a)(b)	USD35,102	$32,145,074
NCR Atleos Corp., 9.50%, 04/01/29(a)	USD30,452	32,876,448
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	USD9,213	9,137,527
5.13%, 04/15/29(a)	USD6,333	6,276,446
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	USD6,505	6,316,775
5.88%, 07/15/30(a)	USD6,299	6,457,829
8.25%, 12/15/29(a)(b)	USD8,983	9,546,498
8.50%, 07/15/31(a)	USD7,766	8,271,378
9.63%, 12/01/32(a)	USD11,396	12,998,830
		157,426,913
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	USD7,972	7,573,992
5.50%, 06/01/28(a)(b)	USD12,042	12,009,827
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	USD18,013	18,529,973
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	USD11,822	11,548,847
6.13%, 09/30/32(b)	USD11,723	11,837,592
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	USD9,151	8,488,965
5.13%, 01/15/28(a)	USD6,344	6,321,003
		76,310,199
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)	USD6,174	5,877,009
4.00%, 01/15/28(a)(b)	USD11,566	11,391,844
RB Global Holdings Inc.
6.75%, 03/15/28(a)	USD8,459	8,639,172
7.75%, 03/15/31(a)(b)	USD13,236	13,834,605
		39,742,630
Diversified Financial Services — 5.5%
AG Issuer LLC, 6.25%, 03/01/28(a)	USD8,755	8,761,414
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)(e)	USD7,455	7,490,038
6.70%, 02/14/33(b)	USD8,407	8,733,322
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	USD8,125	8,180,716
10.00%, 08/15/30(a)	USD12,852	13,990,218
Azorra Finance Ltd.
7.25%, 01/15/31(a)	USD8,468	8,858,770
7.75%, 04/15/30(a)	USD8,341	8,797,525
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(e)	USD6,546	6,699,660
9.75%, 03/15/29(a)	USD13,646	14,549,275
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	USD6,036	5,996,220
7.50%, 07/15/33(a)	USD7,793	7,718,288
9.25%, 07/01/31(a)	USD13,037	13,478,385
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	USD15,541	14,772,832
3.63%, 10/01/31(a)(b)	USD11,571	10,332,903
Credit Acceptance Corp.
6.63%, 03/15/30(a)	USD7,513	7,490,419
9.25%, 12/15/28(a)(b)	USD11,507	12,068,806
Security	Par (000)	Value
Diversified Financial Services (continued)
Encore Capital Group Inc.
6.63%, 04/15/31(a)(b)	USD7,105	$7,048,872
8.50%, 05/15/30(a)(b)	USD8,242	8,684,567
9.25%, 04/01/29(a)(b)	USD7,435	7,829,032
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD15,747	16,218,903
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(a)(b)	USD7,720	7,918,481
8.38%, 04/01/32(a)	USD10,725	11,204,444
9.13%, 05/15/31(a)	USD11,332	12,049,082
9.25%, 02/01/29(a)	USD18,739	19,679,866
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	USD6,637	6,738,380
6.88%, 04/15/29(a)(b)	USD6,582	6,828,025
8.00%, 02/15/27(a)	USD13,243	13,559,206
8.00%, 06/15/28(a)(b)	USD9,027	9,562,408
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD17,269	17,748,071
goeasy Ltd.
6.88%, 05/15/30(a)(b)	USD5,844	5,733,458
6.88%, 02/15/31(a)(b)	USD6,850	6,698,379
7.38%, 10/01/30(a)(b)	USD6,263	6,257,721
7.63%, 07/01/29(a)(b)	USD9,920	10,008,948
9.25%, 12/01/28(a)	USD8,243	8,549,640
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)	USD9,755	9,508,309
6.13%, 11/01/32(a)(b)	USD27,198	27,641,507
6.75%, 05/01/33(a)	USD26,133	27,260,359
7.13%, 04/30/31(a)	USD22,557	23,687,092
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	USD15,565	14,694,674
6.63%, 10/15/31(a)(b)	USD7,712	7,586,505
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	USD6,084	5,745,342
6.50%, 05/01/28(a)	USD16,014	15,720,630
Navient Corp.
4.88%, 03/15/28	USD8,205	8,024,031
5.00%, 03/15/27	USD11,250	11,179,973
5.50%, 03/15/29(b)	USD11,739	11,527,778
7.88%, 06/15/32(b)	USD8,813	9,101,504
9.38%, 07/25/30(b)	USD7,667	8,419,150
11.50%, 03/15/31(b)	USD7,513	8,398,933
OneMain Finance Corp.
3.50%, 01/15/27	USD11,792	11,595,990
3.88%, 09/15/28	USD9,109	8,786,088
4.00%, 09/15/30(b)	USD14,311	13,303,267
5.38%, 11/15/29	USD12,404	12,307,421
6.13%, 05/15/30	USD12,836	12,978,904
6.50%, 03/15/33(b)	USD13,123	13,083,488
6.63%, 01/15/28(b)	USD12,569	12,844,512
6.63%, 05/15/29	USD14,682	15,106,154
6.75%, 03/15/32(b)	USD9,876	10,017,710
7.13%, 11/15/31(b)	USD12,567	13,021,778
7.13%, 09/15/32(b)	USD12,673	13,046,848
7.50%, 05/15/31	USD12,324	12,848,758
7.88%, 03/15/30	USD11,025	11,617,907
Osaic Holdings Inc.
6.75%, 08/01/32(a)(b)	USD8,490	8,766,037
8.00%, 08/01/33(a)	USD6,032	6,191,780
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	USD10,215	9,913,669

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 09/15/31(a)(b)	USD8,037	$8,014,093
6.75%, 02/15/34(a)	USD10,007	10,250,443
6.88%, 05/15/32(a)	USD13,959	14,551,371
6.88%, 02/15/33(a)(b)	USD13,844	14,339,171
7.13%, 11/15/30(a)	USD10,615	11,101,138
7.88%, 12/15/29(a)(b)	USD13,049	13,868,107
PRA Group Inc.
8.38%, 02/01/28(a)	USD6,733	6,834,965
8.88%, 01/31/30(a)(b)	USD9,246	9,383,978
Rocket Companies Inc.
6.13%, 08/01/30(a)	USD25,225	26,010,191
6.38%, 08/01/33(a)(b)	USD24,942	25,965,747
6.50%, 08/01/29(a)	USD11,297	11,715,695
7.13%, 02/01/32(a)	USD15,581	16,418,850
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	USD10,312	10,125,162
3.63%, 03/01/29(a)	USD11,126	10,682,069
3.88%, 03/01/31(a)(b)	USD20,077	18,864,193
4.00%, 10/15/33(a)(b)	USD13,297	12,225,670
SLM Corp.
3.13%, 11/02/26	USD6,418	6,307,039
6.50%, 01/31/30	USD8,215	8,514,578
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	USD9,562	9,873,094
StoneX Group Inc., 7.88%, 03/01/31(a)	USD8,210	8,707,230
Synchrony Financial, 7.25%, 02/02/33(b)	USD11,850	12,544,063
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	USD10,708	10,540,238
5.75%, 06/15/27(a)	USD7,371	7,373,998
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	USD16,711	16,688,535
6.63%, 02/01/30(a)	USD7,308	7,441,432
		1,022,503,422
Electric — 4.0%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(e)	USD7,740	7,503,600
7.60%, 01/15/55, (5-year CMT + 3.20%)(e)	USD14,750	15,056,046
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	USD9,070	9,175,257
6.75%, 10/15/32(a)(b)	USD16,102	16,559,511
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)	USD6,255	6,044,038
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	USD12,655	12,791,569
Calpine Corp.
3.75%, 03/01/31(a)(b)	USD13,381	12,836,900
4.50%, 02/15/28(a)	USD19,227	19,169,361
4.63%, 02/01/29(a)	USD10,182	10,118,485
5.00%, 02/01/31(a)	USD13,086	13,091,461
5.13%, 03/15/28(a)(b)	USD22,773	22,757,892
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	USD14,417	13,342,934
4.75%, 03/15/28(a)	USD12,899	12,806,347
DPL LLC, 4.35%, 04/15/29	USD5,682	5,561,593
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(e)	USD6,483	6,672,628
Security	Par (000)	Value
Electric (continued)
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(e)	USD7,456	$7,700,514
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(e)(f)	USD23,739	27,446,448
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	USD9,603	8,924,224
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(a)	USD3,395	3,556,458
EUSHI Finance Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(e)	USD5,000	5,012,500
7.63%, 12/15/54, (5-year CMT + 3.14%)(e)	USD7,394	7,765,750
Lightning Power LLC, 7.25%, 08/15/32(a)	USD24,824	26,311,313
NRG Energy Inc.
3.38%, 02/15/29(a)	USD8,254	7,845,159
3.63%, 02/15/31(a)	USD18,509	17,252,861
3.88%, 02/15/32(a)	USD7,946	7,365,383
5.25%, 06/15/29(a)	USD12,349	12,403,336
5.75%, 01/15/28	USD11,998	12,026,477
5.75%, 07/15/29(a)	USD14,337	14,396,259
5.75%, 01/15/34(a)	USD17,991	18,099,721
6.00%, 02/01/33(a)(b)	USD16,683	17,004,995
6.00%, 01/15/36(a)(b)	USD31,247	31,764,713
6.25%, 11/01/34(a)(b)	USD17,282	17,784,856
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(e)	USD10,809	11,366,565
PG&E Corp.
5.00%, 07/01/28	USD15,499	15,376,042
5.25%, 07/01/30(b)	USD15,800	15,630,761
7.38%, 03/15/55, (5-year CMT + 3.88%)(e)	USD24,311	25,042,681
Pike Corp.
5.50%, 09/01/28(a)	USD11,503	11,469,156
8.63%, 01/31/31(a)	USD6,221	6,638,860
Talen Energy Supply LLC
6.25%, 02/01/34(a)(b)	USD21,415	21,947,792
6.50%, 02/01/36(a)	USD20,010	20,719,643
8.63%, 06/01/30(a)(b)	USD25,826	27,404,906
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	USD19,710	19,363,392
5.00%, 07/31/27(a)	USD15,578	15,580,368
5.63%, 02/15/27(a)	USD18,709	18,716,300
6.88%, 04/15/32(a)	USD16,770	17,613,457
7.75%, 10/15/31(a)(b)	USD28,201	29,906,738
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD4,920	4,984,575
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(b)	USD2,008	1,978,413
4.50%, 09/15/27(a)(b)	USD8,586	8,400,148
7.25%, 01/15/29(a)(b)	USD12,983	13,342,569
8.38%, 01/15/31(a)(b)	USD13,657	14,276,344
8.63%, 03/15/33(a)(b)	USD15,430	16,179,463
		742,086,762
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	USD12,605	12,100,413
4.75%, 06/15/28(a)	USD8,994	8,854,080
6.00%, 09/15/33(a)(b)	USD7,047	6,817,515

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment (continued)
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	USD13,796	$14,246,712
6.38%, 03/15/33(a)(b)	USD14,210	14,848,981
6.63%, 03/15/32(a)(b)	USD15,680	16,380,368
7.25%, 06/15/28(a)	USD25,405	25,747,033
		98,995,102
Electronics — 0.4%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD31,228	30,769,745
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	USD16,006	15,602,882
5.88%, 09/01/30(a)(b)	USD7,108	7,188,404
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	USD11,612	10,789,978
4.38%, 02/15/30(a)	USD6,666	6,445,921
6.63%, 07/15/32(a)(b)	USD8,227	8,565,246
		79,362,176
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	USD10,675	10,217,184
5.00%, 01/31/28(a)	USD10,831	10,766,879
		20,984,063
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	USD18,804	19,292,047
Arcosa Inc.
4.38%, 04/15/29(a)	USD6,446	6,267,686
6.88%, 08/15/32(a)(b)	USD9,273	9,697,410
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	USD23,159	22,301,807
TopBuild Corp.
3.63%, 03/15/29(a)	USD2,328	2,240,464
4.13%, 02/15/32(a)(b)	USD3,393	3,194,582
5.63%, 01/31/34(a)(b)	USD11,616	11,653,761
		74,647,757
Entertainment — 3.0%
Brightstar Lottery PLC
5.25%, 01/15/29(a)(b)	USD11,563	11,523,888
6.25%, 01/15/27(a)	USD15,179	15,322,795
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	USD19,554	18,387,682
6.00%, 10/15/32(a)(b)	USD17,334	16,539,853
6.50%, 02/15/32(a)(b)	USD25,269	25,477,644
7.00%, 02/15/30(a)(b)	USD35,793	36,760,599
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD11,196	11,092,310
5.50%, 04/01/27(a)	USD8,676	8,663,913
5.75%, 04/01/30(a)(b)	USD19,989	20,032,412
6.75%, 05/01/31(a)(b)	USD10,096	10,332,865
Cinemark USA Inc.
5.25%, 07/15/28(a)	USD12,358	12,294,741
7.00%, 08/01/32(a)(b)	USD7,611	7,886,616
Light & Wonder International Inc.
6.25%, 10/01/33(a)	USD16,180	16,087,471
7.25%, 11/15/29(a)(b)	USD8,976	9,198,812
7.50%, 09/01/31(a)(b)	USD8,458	8,773,765
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	USD7,665	7,501,260
4.75%, 10/15/27(a)(b)	USD14,730	14,684,956
6.50%, 05/15/27(a)	USD22,853	23,037,826
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	USD7,722	6,472,726
Security	Par (000)	Value
Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	USD11,850	$12,311,458
11.88%, 04/15/31(a)	USD11,652	12,203,373
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	USD5,373	5,197,445
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	USD6,564	5,522,817
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	USD10,223	6,094,063
5.88%, 09/01/31(a)	USD10,338	5,759,569
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	USD16,538	14,907,573
8.45%, 07/27/30(a)(b)	USD6,741	6,834,279
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	USD7,708	7,672,714
7.25%, 05/15/31(a)(b)	USD14,168	14,192,559
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	USD8,020	7,713,619
5.38%, 04/15/27	USD7,536	7,504,178
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	USD14,696	14,899,813
Vail Resorts Inc.
5.63%, 07/15/30(a)	USD7,745	7,810,748
6.50%, 05/15/32(a)(b)	USD9,014	9,326,455
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD29,533	30,950,879
Warnermedia Holdings Inc.
3.76%, 03/15/27	USD11,624	11,497,122
4.05%, 03/15/29	USD20,715	20,099,240
4.28%, 03/15/32(b)	USD42,085	38,548,968
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	USD12,253	12,242,938
6.25%, 03/15/33(a)(b)	USD13,116	13,327,276
7.13%, 02/15/31(a)(b)	USD16,119	17,286,776
		561,975,996
Environmental Control — 0.4%
Clean Harbors Inc.
5.75%, 10/15/33(a)(b)	USD5,611	5,731,989
6.38%, 02/01/31(a)(b)	USD8,054	8,237,659
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	USD11,541	11,287,609
4.38%, 08/15/29(a)	USD8,330	8,142,214
4.75%, 06/15/29(a)(b)	USD11,209	11,094,551
Madison IAQ LLC
4.13%, 06/30/28(a)	USD10,488	10,270,760
5.88%, 06/30/29(a)	USD17,033	16,696,050
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	USD7,958	8,301,265
		79,762,097
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	USD21,860	20,856,685
4.63%, 01/15/27(a)	USD23,874	23,835,988
4.88%, 02/15/30(a)	USD16,028	15,812,225

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.88%, 02/15/28(a)	USD12,042	$12,056,190
6.25%, 03/15/33(a)(b)	USD10,216	10,512,176
6.50%, 02/15/28(a)	USD10,832	11,026,364
B&G Foods Inc.
5.25%, 09/15/27(b)	USD7,807	7,504,726
8.00%, 09/15/28(a)(b)	USD12,792	12,032,887
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash)(a)(b)(d)	USD8,405	8,902,570
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	USD6,104	6,066,575
7.63%, 07/01/29(a)	USD7,638	7,955,528
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	USD18,397	19,228,644
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD15,298	14,765,131
4.38%, 01/31/32(a)(b)	USD11,285	10,755,107
4.88%, 05/15/28(a)	USD7,524	7,531,111
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD16,257	15,845,152
5.50%, 10/15/27(a)(b)	USD17,545	17,550,643
6.13%, 09/15/32(a)(b)	USD16,180	16,612,687
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD14,409	13,232,156
4.25%, 04/15/31	USD16,222	15,697,935
6.25%, 07/01/33(b)	USD16,740	17,855,713
6.88%, 05/15/34	USD8,407	9,307,781
Post Holdings Inc.
4.50%, 09/15/31(a)	USD16,968	15,940,628
4.63%, 04/15/30(a)	USD22,716	22,021,692
5.50%, 12/15/29(a)(b)	USD20,393	20,407,858
6.25%, 02/15/32(a)(b)	USD16,349	16,809,067
6.25%, 10/15/34(a)(b)	USD9,262	9,386,291
6.38%, 03/01/33(a)	USD19,915	20,212,267
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	USD8,379	8,226,968
4.75%, 02/15/29(a)(b)	USD14,781	14,633,180
5.75%, 04/15/33(a)	USD7,466	7,564,501
6.88%, 09/15/28(a)	USD8,119	8,375,483
7.25%, 01/15/32(a)	USD7,394	7,758,573
		446,280,482
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD18,113	18,057,114
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	USD8,531	8,590,681
10.50%, 05/15/29(a)	USD12,371	12,706,013
		39,353,808
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	USD8,561	7,105,630
7.25%, 11/15/31(a)(b)	USD13,356	11,564,911
Mercer International Inc.
5.13%, 02/01/29(b)	USD13,615	8,764,470
12.88%, 10/01/28(a)(b)	USD6,158	5,101,111
		32,536,122
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD8,435	8,464,297
9.38%, 06/01/28(a)(b)	USD7,594	7,866,348
Security	Par (000)	Value
Gas (continued)
9.50%, 06/01/30(a)(b)	USD8,439	$8,863,842
		25,194,487
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	USD12,318	11,696,819
4.63%, 07/15/28(a)	USD27,073	26,629,772
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	USD26,302	27,476,216
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(e)	USD8,301	8,542,087
Hologic Inc.
3.25%, 02/15/29(a)(b)	USD13,666	13,498,952
4.63%, 02/01/28(a)	USD5,457	5,449,490
Medline Borrower LP
3.88%, 04/01/29(a)	USD73,985	71,918,924
5.25%, 10/01/29(a)(b)	USD41,279	41,120,823
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	USD24,782	25,491,130
Teleflex Inc.
4.25%, 06/01/28(a)	USD7,750	7,569,828
4.63%, 11/15/27	USD8,480	8,432,822
		247,826,863
Health Care - Services — 4.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	USD7,006	6,851,457
5.50%, 07/01/28(a)	USD7,184	7,136,979
7.38%, 03/15/33(a)(b)	USD8,320	8,609,248
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	USD7,298	7,002,457
4.00%, 03/15/31(a)(b)	USD7,555	7,121,993
4.25%, 05/01/28(a)(b)	USD8,063	7,941,208
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	USD16,666	14,855,676
5.25%, 05/15/30(a)(b)	USD24,258	22,724,526
6.00%, 01/15/29(a)	USD10,018	9,925,530
6.13%, 04/01/30(a)(b)	USD19,996	16,814,970
6.88%, 04/15/29(a)(b)	USD19,563	17,701,651
9.75%, 01/15/34(a)	USD29,174	30,900,129
10.88%, 01/15/32(a)(b)	USD35,167	37,873,913
DaVita Inc.
3.75%, 02/15/31(a)(b)	USD23,739	21,784,829
4.63%, 06/01/30(a)(b)	USD44,585	42,991,746
6.75%, 07/15/33(a)(b)	USD16,396	16,991,258
6.88%, 09/01/32(a)(b)	USD16,474	17,076,321
Encompass Health Corp.
4.50%, 02/01/28	USD12,742	12,653,173
4.63%, 04/01/31(b)	USD6,433	6,278,810
4.75%, 02/01/30(b)	USD12,081	11,935,049
Global Medical Response Inc., 7.38%, 10/01/32(a)	USD15,806	16,535,131
IQVIA Inc.
5.00%, 10/15/26(a)	USD9,470	9,461,485
5.00%, 05/15/27(a)	USD17,313	17,295,838
6.25%, 06/01/32(a)	USD31,644	32,987,351
6.50%, 05/15/30(a)(b)	USD7,611	7,887,440
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	USD8,170	7,912,645
8.38%, 02/15/32(a)(b)	USD11,660	12,584,404
9.88%, 08/15/30(a)(b)	USD17,944	19,383,484
10.00%, 06/01/32(a)(b)	USD12,946	13,780,059
11.00%, 10/15/30(a)(b)	USD22,724	25,049,020

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Molina Healthcare Inc.
3.88%, 11/15/30(a)	USD10,806	$9,966,811
3.88%, 05/15/32(a)(b)	USD11,608	10,466,821
4.38%, 06/15/28(a)	USD12,543	12,221,618
6.25%, 01/15/33(a)(b)	USD12,456	12,542,108
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	USD11,726	10,625,488
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(d)	USD12,060	10,324,894
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	USD9,034	9,749,090
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	USD26,308	27,689,544
Radiology Partners Inc.
8.50%, 07/15/32(a)(b)	USD14,617	15,214,368
9.78%, 02/15/30, (9.78% PIK)(a)(b)(d)	USD10,342	10,133,659
Star Parent Inc., 9.00%, 10/01/30(a)(b)	USD17,165	18,321,008
Team Health Holdings Inc.
8.38%, 06/30/28(a)	USD7,678	7,756,625
13.50%, 06/30/28, (9.00 % cashAnd 4.50 % in PIK)(a)(b)(d)	USD13,254	14,301,619
Tenet Healthcare Corp.
4.25%, 06/01/29	USD21,800	21,286,261
4.38%, 01/15/30	USD22,356	21,817,444
4.63%, 06/15/28	USD10,056	10,008,644
5.13%, 11/01/27	USD23,268	23,238,347
6.13%, 10/01/28(b)	USD43,863	43,906,981
6.13%, 06/15/30(b)	USD31,638	32,216,371
6.25%, 02/01/27	USD22,140	22,177,162
6.75%, 05/15/31(b)	USD21,620	22,421,490
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	USD18,214	18,536,275
		872,970,408
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD17,242	15,623,568
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD11,799	10,151,749
5.25%, 05/15/27(b)	USD24,355	23,918,778
9.00%, 06/15/30(b)	USD12,560	12,084,270
9.75%, 01/15/29(b)	USD11,152	11,191,272
10.00%, 11/15/29(a)	USD16,129	16,172,129
Stena International SA
7.25%, 01/15/31(a)	USD14,436	14,717,392
7.63%, 02/15/31(a)	USD6,732	6,873,484
		110,732,642
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	USD6,494	6,103,115
6.88%, 08/01/33(a)	USD7,108	7,202,885
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	USD8,317	7,705,279
6.25%, 09/15/27(a)(b)	USD10,196	10,188,659
Century Communities Inc.
3.88%, 08/15/29(a)	USD8,926	8,368,713
6.63%, 09/15/33(a)(b)	USD7,811	7,788,535
Security	Par (000)	Value
Home Builders (continued)
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(a)(b)	USD5,000	$5,103,731
8.38%, 10/01/33(a)	USD3,560	3,644,487
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	USD7,165	6,855,660
8.75%, 12/15/28(a)	USD5,848	6,082,068
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	USD9,970	9,653,201
5.25%, 12/15/27(a)(b)	USD8,128	8,095,914
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	USD8,472	8,468,114
5.75%, 01/15/28(a)	USD7,484	7,583,768
5.88%, 06/15/27(a)	USD7,757	7,828,804
		110,672,933
Home Furnishings — 0.4%
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	USD7,666	6,609,000
12.25%, 11/15/26(a)(b)	USD12,120	10,620,675
Somnigroup International Inc.
3.88%, 10/15/31(a)	USD13,474	12,432,617
4.00%, 04/15/29(a)(b)	USD12,579	12,099,270
Whirlpool Corp.
4.75%, 02/26/29(b)	USD11,008	10,838,552
6.13%, 06/15/30	USD10,054	9,971,179
6.50%, 06/15/33(b)	USD9,288	9,049,520
		71,620,813
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	USD8,291	7,876,249
4.13%, 04/30/31(a)(b)	USD6,120	5,723,859
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	USD8,274	6,218,421
10.75%, 06/30/32(a)(b)	USD7,216	3,727,646
		23,546,175
Housewares — 0.4%
Newell Brands Inc.
6.38%, 09/15/27(b)	USD9,425	9,424,301
6.38%, 05/15/30(b)	USD11,573	11,006,289
6.63%, 09/15/29(b)	USD8,185	7,994,938
6.63%, 05/15/32(b)	USD7,430	6,987,025
8.50%, 06/01/28(a)	USD20,312	20,912,372
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	USD7,464	6,904,060
4.38%, 02/01/32(b)	USD6,640	6,130,579
4.50%, 10/15/29(b)	USD6,087	5,925,165
		75,284,729
Insurance — 2.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	USD11,430	11,027,969
6.00%, 08/01/29(a)(b)	USD7,666	7,584,848
6.75%, 07/01/32(a)	USD8,197	8,401,613
7.50%, 11/06/30(a)	USD17,325	17,938,353
8.25%, 02/01/29(a)	USD15,092	15,699,913
8.50%, 06/15/29(a)	USD8,205	8,613,228
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD11,645	11,461,080
5.88%, 11/01/29(a)(b)	USD7,445	7,396,212
6.50%, 10/01/31(a)(b)	USD17,137	17,575,263
6.75%, 10/15/27(a)	USD19,723	19,789,938

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.75%, 04/15/28(a)(b)	USD19,571	$19,887,205
7.00%, 01/15/31(a)(b)	USD24,528	25,378,680
7.38%, 10/01/32(a)	USD10,923	11,283,740
American National Group Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(e)	USD7,456	7,603,220
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD12,798	12,350,503
6.38%, 02/15/29(a)	USD11,359	11,571,441
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD22,616	23,643,651
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD25,070	26,093,606
Global Atlantic Fin Co., 7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(e)	USD9,528	9,963,404
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD16,181	16,647,742
8.13%, 02/15/32(a)	USD8,038	8,284,277
HUB International Ltd.
5.63%, 12/01/29(a)(b)	USD8,583	8,557,399
7.25%, 06/15/30(a)	USD54,678	57,056,181
7.38%, 01/31/32(a)(b)	USD31,268	32,439,293
Jones Deslauriers Insurance Management Inc.
6.88%, 10/01/33(a)(b)	USD7,389	7,304,596
8.50%, 03/15/30(a)(b)	USD11,855	12,453,431
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD50,797	52,485,294
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	USD6,269	6,111,797
5.88%, 08/01/32(a)(b)	USD19,208	19,523,887
		494,127,764
Internet — 1.9%
Arches Buyer Inc.
4.25%, 06/01/28(a)	USD14,989	14,643,474
6.13%, 12/01/28(a)(b)	USD7,889	7,699,980
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(a)(b)	USD9,280	8,857,540
7.00%, 06/15/27(a)(b)	USD7,452	7,432,853
Gen Digital Inc.
6.25%, 04/01/33(a)	USD15,284	15,719,197
6.75%, 09/30/27(a)(b)	USD20,522	20,823,478
7.13%, 09/30/30(a)(b)	USD9,720	10,039,717
Getty Images Inc., 10.50%, 11/15/30(a)(b)	USD6,290	6,337,469
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	USD12,403	11,799,296
5.25%, 12/01/27(a)	USD9,930	9,916,829
ION Platform Finance U.S. Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)	USD6,871	6,567,327
8.75%, 05/01/29(a)(b)	USD10,713	10,883,110
9.00%, 08/01/29(a)	USD5,000	5,075,000
9.50%, 05/30/29(a)	USD12,006	12,256,405
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	USD8,186	7,417,035
4.13%, 08/01/30(a)	USD8,345	7,841,075
4.63%, 06/01/28(a)	USD7,519	7,410,253
5.00%, 12/15/27(a)	USD7,147	7,122,266
6.13%, 09/15/33(a)	USD10,750	10,821,436
Security	Par (000)	Value
Internet (continued)
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	USD9,529	$5,614,315
11.75%, 10/15/28(a)	USD8,253	5,461,561
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)(f)	USD15,654	15,141,286
8.13%, (5-year CMT + 4.25%)(a)(b)(e)(f)	USD9,156	9,558,509
9.75%, 04/15/29(a)	USD33,009	36,990,364
11.25%, 02/15/27(a)	USD28,600	30,881,350
Snap Inc.
6.88%, 03/01/33(a)(b)	USD24,406	24,945,744
6.88%, 03/15/34(a)(b)	USD9,540	9,706,091
Wayfair LLC
7.25%, 10/31/29(a)	USD12,755	13,173,489
7.75%, 09/15/30(a)(b)	USD11,337	11,961,236
		352,097,685
Iron & Steel — 0.8%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)(b)	USD11,534	11,780,233
6.88%, 11/01/29(a)(b)	USD14,822	15,237,627
7.00%, 03/15/32(a)(b)	USD23,587	24,113,695
7.38%, 05/01/33(a)(b)	USD15,085	15,610,641
7.50%, 09/15/31(a)(b)	USD13,353	13,958,102
7.63%, 01/15/34(a)(b)	USD20,490	21,286,018
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	USD1,887	1,954,190
8.00%, 11/01/27(a)(b)	USD11,259	11,490,211
8.50%, 05/01/30(a)(b)	USD12,061	12,558,870
9.25%, 10/01/28(a)(b)	USD20,207	21,195,419
		149,185,006
Leisure Time — 0.9%
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	USD20,371	20,368,564
6.25%, 09/15/33(a)(b)	USD14,224	14,359,008
6.75%, 02/01/32(a)(b)	USD29,466	30,276,265
7.75%, 02/15/29(a)(b)	USD10,052	10,738,572
NCL Finance Ltd., 6.13%, 03/15/28(a)	USD7,809	7,974,750
Sabre GLBL Inc.
10.75%, 11/15/29(a)	USD14,480	13,747,434
11.13%, 07/15/30(a)(b)	USD21,572	20,390,933
Viking Cruises Ltd.
5.88%, 10/15/33(a)(b)	USD11,252	11,412,748
7.00%, 02/15/29(a)(b)	USD8,792	8,827,592
9.13%, 07/15/31(a)	USD13,257	14,199,292
VOC Escrow Ltd., 5.00%, 02/15/28(a)	USD11,522	11,488,528
		163,783,686
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	USD14,762	14,720,755
4.75%, 06/15/31(a)	USD14,422	13,896,820
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	USD25,014	23,047,162
3.75%, 05/01/29(a)	USD12,639	12,214,819
4.00%, 05/01/31(a)	USD18,069	17,172,396
4.88%, 01/15/30(b)	USD16,131	16,094,631
5.75%, 05/01/28(a)(b)	USD7,220	7,230,536
5.75%, 09/15/33(a)	USD16,172	16,479,931
5.88%, 04/01/29(a)(b)	USD9,530	9,727,843
5.88%, 03/15/33(a)	USD15,682	16,091,275
6.13%, 04/01/32(a)	USD6,661	6,858,921

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	USD7,886	$7,286,944
5.00%, 06/01/29(a)	USD13,477	12,931,634
6.63%, 01/15/32(a)	USD14,611	14,817,844
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD2,919	2,919,638
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	USD2,826	2,717,492
6.50%, 10/01/33(a)(b)	USD9,762	9,628,098
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	USD19,404	19,142,046
5.63%, 07/17/27(a)(b)	USD8,852	8,836,831
5.75%, 07/21/28(a)(b)	USD12,876	12,855,798
6.50%, 09/24/33(a)	USD7,774	7,818,254
7.63%, 04/17/32(a)(b)	USD11,295	11,890,165
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	USD10,153	10,109,887
7.13%, 06/26/31(a)(b)	USD7,670	8,116,283
MGM Resorts International
4.75%, 10/15/28(b)	USD12,584	12,463,839
5.50%, 04/15/27(b)	USD12,736	12,804,306
6.13%, 09/15/29(b)	USD13,861	14,102,312
6.50%, 04/15/32(b)	USD11,922	12,111,452
Station Casinos LLC
4.50%, 02/15/28(a)(b)	USD10,199	10,017,223
4.63%, 12/01/31(a)(b)	USD8,224	7,707,680
6.63%, 03/15/32(a)(b)	USD8,164	8,294,626
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	USD16,819	16,083,668
6.50%, 01/15/28(a)(b)	USD7,724	7,709,278
Travel + Leisure Co.
4.50%, 12/01/29(a)(b)	USD10,459	10,142,779
6.00%, 04/01/27(b)	USD6,717	6,808,425
6.13%, 09/01/33(a)	USD8,223	8,313,441
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	USD17,108	16,861,859
5.50%, 10/01/27(a)(b)	USD10,936	10,910,934
5.63%, 08/26/28(a)(b)	USD22,368	22,342,277
6.75%, 02/15/34(a)	USD15,890	16,029,147
		475,309,249
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30(a)	USD23,482	24,501,039
9.50%, 01/01/31(a)	USD8,879	9,494,770
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	USD15,701	16,202,887
Terex Corp.
5.00%, 05/15/29(a)	USD9,837	9,668,642
6.25%, 10/15/32(a)(b)	USD11,733	11,902,867
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	USD24,180	24,144,170
		95,914,375
Manufacturing — 0.4%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	USD15,498	15,962,077
6.25%, 03/15/33(a)	USD11,344	11,763,374
Security	Par (000)	Value
Manufacturing (continued)
Entegris Inc.
3.63%, 05/01/29(a)(b)	USD6,315	$5,991,693
4.38%, 04/15/28(a)	USD5,460	5,366,695
4.75%, 04/15/29(a)	USD25,415	25,234,121
5.95%, 06/15/30(a)(b)	USD13,478	13,656,233
		77,974,193
Media — 8.6%
AMC Networks Inc.
10.25%, 01/15/29(a)(b)	USD13,633	14,319,593
10.50%, 07/15/32(a)(b)	USD6,156	6,473,003
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	USD48,472	43,852,013
4.25%, 01/15/34(a)(b)	USD31,562	26,493,780
4.50%, 08/15/30(a)(b)	USD43,780	41,007,951
4.50%, 05/01/32(b)	USD46,319	41,197,962
4.50%, 06/01/33(a)(b)	USD27,668	24,005,623
4.75%, 03/01/30(a)(b)	USD48,836	46,350,692
4.75%, 02/01/32(a)(b)	USD19,486	17,616,946
5.00%, 02/01/28(a)(b)	USD39,593	39,135,321
5.13%, 05/01/27(a)	USD54,380	54,051,713
5.38%, 06/01/29(a)	USD24,648	24,378,063
6.38%, 09/01/29(a)(b)	USD25,993	26,186,167
7.38%, 03/01/31(a)(b)	USD17,933	18,217,443
CSC Holdings LLC
3.38%, 02/15/31(a)	USD16,422	9,929,408
4.13%, 12/01/30(a)	USD17,532	10,753,419
4.50%, 11/15/31(a)	USD23,761	14,534,658
4.63%, 12/01/30(a)	USD36,412	12,883,778
5.00%, 11/15/31(a)	USD7,421	2,606,752
5.38%, 02/01/28(a)	USD16,228	13,463,155
5.50%, 04/15/27(a)	USD20,388	18,881,547
5.75%, 01/15/30(a)	USD34,598	12,949,557
6.50%, 02/01/29(a)	USD28,005	19,232,434
7.50%, 04/01/28(a)	USD16,344	10,938,222
11.25%, 05/15/28(a)	USD15,956	13,993,412
11.75%, 01/31/29(a)	USD32,731	25,832,942
Directv Financing LLC
8.88%, 02/01/30(a)	USD11,513	11,452,189
8.88%, 02/01/30(a)(b)	USD26,353	26,181,706
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	USD27,684	27,671,517
10.00%, 02/15/31(a)	USD33,851	33,800,288
Discovery Communications LLC
3.63%, 05/15/30	USD14,638	13,560,307
3.95%, 03/20/28	USD16,422	16,106,643
4.13%, 05/15/29	USD7,408	7,171,978
5.00%, 09/20/37	USD6,852	5,796,028
6.35%, 06/01/40	USD7,241	6,505,703
DISH DBS Corp.
5.25%, 12/01/26(a)	USD42,878	42,183,368
5.75%, 12/01/28(a)	USD39,417	37,906,170
7.38%, 07/01/28	USD15,937	14,876,227
5.13%, 06/01/29	USD23,856	20,572,789
DISH Network Corp., 11.75%, 11/15/27(a)	USD59,716	62,806,285
EW Scripps Co. (The), 9.88%, 08/15/30(a)	USD11,655	11,036,411
Gray Media Inc.
7.25%, 08/15/33(a)(b)	USD12,376	12,105,148
9.63%, 07/15/32(a)(b)	USD15,051	15,115,820

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc.
4.75%, 10/15/30(a)(b)	USD13,276	$9,436,907
5.38%, 11/15/31(a)(b)	USD19,244	13,340,553
10.50%, 07/15/29(a)(b)	USD22,941	24,695,569
iHeartCommunications Inc.
7.75%, 08/15/30(a)(b)	USD10,054	8,437,778
9.13%, 05/01/29(a)(b)	USD11,614	10,675,662
10.88%, 05/01/30(a)(b)	USD11,350	8,142,278
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	USD13,259	7,997,879
6.75%, 10/15/27(a)	USD18,906	11,827,745
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	USD14,729	14,670,569
7.38%, 09/01/31(a)(b)	USD9,995	10,248,601
8.00%, 08/01/29(a)	USD11,733	11,800,354
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	USD15,629	15,379,111
5.63%, 07/15/27(a)	USD26,884	26,844,540
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(b)(e)	USD9,926	9,672,519
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(e)	USD15,471	15,233,633
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(d)	USD13,372	8,386,604
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	USD8,184	7,381,610
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	USD9,407	8,004,040
8.13%, 02/15/33(a)(b)	USD25,074	25,561,373
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	USD24,185	21,948,052
4.00%, 07/15/28(a)	USD32,847	31,902,511
4.13%, 07/01/30(a)(b)	USD23,926	22,499,910
5.00%, 08/01/27(a)	USD23,138	23,098,908
5.50%, 07/01/29(a)(b)	USD19,417	19,418,596
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD19,679	18,784,241
TEGNA Inc.
4.63%, 03/15/28(b)	USD16,092	15,897,242
5.00%, 09/15/29(b)	USD17,184	17,045,624
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD14,200	14,129,000
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	USD17,853	16,737,775
7.38%, 06/30/30(a)(b)	USD14,862	14,918,820
8.00%, 08/15/28(a)	USD23,768	24,467,485
8.50%, 07/31/31(a)(b)	USD21,534	22,035,861
9.38%, 08/01/32(a)(b)	USD24,796	26,153,933
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	USD15,234	13,588,787
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	USD15,768	14,646,887
5.50%, 05/15/29(a)	USD24,631	24,170,708
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	USD8,013	7,840,087
VZ Secured Financing BV
5.00%, 01/15/32(a)	USD25,356	23,045,959
7.50%, 01/15/33(a)	USD8,060	8,211,986
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	USD7,319	6,439,198
Ziggo BV, 4.88%, 01/15/30(a)	USD16,311	15,411,739
		1,604,264,765
Security	Par (000)	Value
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	USD8,171	$7,947,000
7.13%, 03/15/31(a)(b)	USD11,298	11,922,340
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	USD8,302	8,510,519
6.38%, 09/15/32(a)	USD7,718	7,979,964
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD11,446	12,146,372
11.50%, 10/01/31(a)	USD9,735	10,812,176
Constellium SE, 3.75%, 04/15/29(a)(b)	USD7,868	7,506,029
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	USD19,552	18,911,733
4.50%, 09/15/27(a)	USD9,589	9,538,271
5.88%, 04/15/30(a)(b)	USD9,054	9,347,073
6.13%, 04/15/32(a)(b)	USD13,686	14,247,216
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	USD9,082	8,665,876
4.63%, 03/01/28(a)	USD8,402	8,399,143
5.88%, 03/01/34(a)	USD3,820	3,804,440
Novelis Corp.
3.88%, 08/15/31(a)	USD11,703	10,723,031
4.75%, 01/30/30(a)	USD25,675	24,796,833
6.38%, 08/15/33(a)	USD11,632	11,798,716
6.88%, 01/30/30(a)(b)	USD12,045	12,484,167
		199,540,899
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)(b)	USD6,136	6,274,004
13.50%, 04/15/31(a)(b)	USD7,775	7,510,729
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	USD11,735	5,579,993
8.88%, 11/30/29(a)(b)	USD7,744	3,354,362
		22,719,088
Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD16,891	17,533,584
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD5,683	5,657,099
6.63%, 10/15/32(a)	USD10,557	10,762,003
6.63%, 07/15/33(a)	USD7,994	8,127,469
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	USD8,572	8,424,350
8.50%, 04/30/30(a)(b)	USD12,628	12,942,959
California Resources Corp.
7.00%, 01/15/34(a)(b)	USD7,210	7,175,632
8.25%, 06/15/29(a)	USD1,459	1,518,000
Chord Energy Corp.
6.00%, 10/01/30(a)	USD7,170	7,165,783
6.75%, 03/15/33(a)(b)	USD7,493	7,652,773
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD13,718	14,281,743
Civitas Resources Inc.
5.00%, 10/15/26(a)	USD1,326	1,319,771
8.38%, 07/01/28(a)	USD24,699	25,473,551
8.63%, 11/01/30(a)	USD16,306	16,834,378
8.75%, 07/01/31(a)(b)	USD22,688	23,331,867
9.63%, 06/15/33(a)(b)	USD12,582	13,473,634
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	USD7,697	7,731,919
7.25%, 03/01/32(a)(b)	USD9,630	10,013,068

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.38%, 01/15/31(a)(b)	USD8,353	$8,653,186
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD16,428	15,610,950
6.75%, 03/01/29(a)	USD28,574	28,311,412
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	USD16,083	15,169,881
7.63%, 04/01/32(a)(b)	USD18,265	17,686,772
8.38%, 01/15/34(a)	USD9,725	9,520,302
CVR Energy Inc.
5.75%, 02/15/28(a)	USD5,656	5,586,396
8.50%, 01/15/29(a)(b)	USD9,723	9,953,032
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(g)	USD9,841	9,667,002
5.88%, 03/30/31(a)(g)	USD9,854	9,514,741
8.50%, 09/30/33(a)(g)	USD11,757	12,532,843
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD9,296	9,095,588
6.00%, 04/15/30(a)(b)	USD8,042	7,844,543
6.00%, 02/01/31(a)	USD9,968	9,452,580
6.25%, 11/01/28(a)(b)	USD10,908	10,929,795
6.25%, 04/15/32(a)	USD8,337	7,896,631
6.88%, 05/15/34(a)	USD8,191	7,779,075
7.25%, 02/15/35(a)(b)	USD15,903	15,304,914
8.38%, 11/01/33(a)	USD9,041	9,348,568
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(g)	USD8,809	8,847,768
6.75%, 06/30/30(a)(g)	USD8,060	8,153,347
Matador Resources Co.
6.25%, 04/15/33(a)(b)	USD11,674	11,686,862
6.50%, 04/15/32(a)	USD15,097	15,251,880
6.88%, 04/15/28(a)	USD8,225	8,384,551
Nabors Industries Inc.
7.38%, 05/15/27(a)(b)	USD9,547	9,675,025
8.88%, 08/15/31(a)(b)	USD8,432	8,005,010
9.13%, 01/31/30(a)	USD10,199	10,711,021
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD24,113	25,001,764
Northern Oil & Gas Inc.
7.88%, 10/15/33(a)	USD10,900	10,591,958
8.75%, 06/15/31(a)(b)	USD7,422	7,559,151
Parkland Corp.
4.50%, 10/01/29(a)	USD14,555	14,005,633
4.63%, 05/01/30(a)	USD13,865	13,408,324
5.88%, 07/15/27(a)	USD6,066	6,065,062
6.63%, 08/15/32(a)	USD9,248	9,422,103
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD12,680	12,557,637
7.88%, 09/15/30(a)(b)	USD8,284	8,297,951
9.88%, 03/15/30(a)(b)	USD14,115	14,986,381
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	USD13,472	13,480,525
6.25%, 02/01/33(a)(b)	USD17,516	17,851,013
7.00%, 01/15/32(a)	USD17,650	18,301,890
8.00%, 04/15/27(a)	USD10,135	10,282,336
Range Resources Corp.
4.75%, 02/15/30(a)(b)	USD7,539	7,370,284
8.25%, 01/15/29	USD10,894	11,106,295
SM Energy Co.
6.50%, 07/15/28(b)	USD7,495	7,538,029
6.63%, 01/15/27(b)	USD5,551	5,556,346
6.75%, 08/01/29(a)(b)	USD13,575	13,537,594
7.00%, 08/01/32(a)(b)	USD12,477	12,195,715
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP
5.63%, 03/15/31(a)	USD15,931	$15,933,199
5.88%, 03/15/34(a)	USD14,171	14,161,347
6.25%, 07/01/33(a)(b)	USD17,086	17,421,839
7.00%, 05/01/29(a)	USD11,877	12,330,548
7.25%, 05/01/32(a)(b)	USD11,935	12,565,353
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD14,835	14,567,302
4.50%, 04/30/30	USD14,710	14,257,466
5.88%, 03/15/28	USD7,932	7,945,891
6.00%, 04/15/27(b)	USD6,386	6,393,002
7.00%, 09/15/28(a)	USD7,341	7,571,635
Talos Production Inc.
9.00%, 02/01/29(a)	USD9,786	10,059,644
9.38%, 02/01/31(a)(b)	USD9,745	9,957,365
Transocean International Ltd.
7.88%, 10/15/32(a)	USD3,827	3,937,769
8.25%, 05/15/29(a)(b)	USD14,373	14,444,205
8.50%, 05/15/31(a)(b)	USD14,366	14,263,727
8.75%, 02/15/30(a)	USD13,352	14,009,514
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD7,810	8,035,301
Valaris Ltd., 8.38%, 04/30/30(a)(b)	USD18,867	19,627,893
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	USD16,008	15,157,453
		971,749,702
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD16,849	16,895,542
6.63%, 09/01/32(a)(b)	USD11,071	11,392,059
Kodiak Gas Services LLC
6.50%, 10/01/33(a)(b)	USD12,922	13,244,517
6.75%, 10/01/35(a)(b)	USD10,812	11,128,769
7.25%, 02/15/29(a)(b)	USD4,337	4,505,148
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD11,999	12,045,909
7.13%, 03/15/29(a)	USD16,415	16,958,803
WBI Operating LLC
6.25%, 10/15/30(a)	USD5,000	5,006,250
6.50%, 10/15/33(a)	USD5,000	5,006,250
Weatherford International Ltd., 6.75%, 10/15/33(a)(b)	USD10,697	10,927,542
		107,110,789
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	USD9,204	8,774,987
4.00%, 09/01/29(a)(b)	USD16,063	14,978,131
6.00%, 06/15/27(a)	USD11,540	11,567,544
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)(c)	USD17,613	15,964,344
5.25%, 08/15/27(a)	USD27,047	6,808,728
Ball Corp.
2.88%, 08/15/30(b)	USD22,215	20,327,402
3.13%, 09/15/31(b)	USD17,360	15,821,649
5.50%, 09/15/33	USD11,861	11,995,412
6.00%, 06/15/29(b)	USD16,505	16,906,968

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
6.88%, 03/15/28	USD9,699	$9,868,195
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD8,371	8,412,931
6.75%, 04/15/32(a)(b)	USD24,177	24,230,390
6.88%, 01/15/30(a)(b)	USD8,440	8,530,288
8.75%, 04/15/30(a)(b)	USD18,742	18,780,831
Crown Americas LLC
5.25%, 04/01/30(b)	USD8,506	8,632,286
5.88%, 06/01/33(a)(b)	USD10,804	10,962,391
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	USD1,411	1,401,235
Graphic Packaging International LLC
3.50%, 03/15/28(a)	USD7,624	7,349,429
3.75%, 02/01/30(a)(b)	USD5,983	5,607,746
6.38%, 07/15/32(a)(b)	USD8,552	8,663,637
LABL Inc.
5.88%, 11/01/28(a)(b)	USD7,537	5,439,830
8.25%, 11/01/29(a)(b)	USD6,807	3,321,816
8.63%, 10/01/31(a)(b)	USD15,436	9,892,431
10.50%, 07/15/27(a)(b)	USD10,296	6,708,758
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	USD49,047	49,221,803
9.25%, 04/15/27(a)	USD23,207	22,928,107
OI European Group BV, 4.75%, 02/15/30(a)(b)	USD6,586	6,214,918
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	USD11,098	11,102,354
7.25%, 05/15/31(a)(b)	USD10,539	10,322,525
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	USD6,077	5,984,399
5.00%, 04/15/29(a)(b)	USD7,382	7,324,856
6.50%, 07/15/32(a)(b)	USD6,313	6,534,803
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	USD11,611	11,756,774
7.25%, 02/15/31(a)(b)	USD7,329	7,680,002
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	USD9,688	10,027,556
12.25%, 01/15/31(a)	USD9,610	10,048,937
		420,094,393
Pharmaceuticals — 2.5%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	USD69,361	72,101,568
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	USD7,975	7,560,831
5.13%, 03/01/30(a)(b)	USD9,095	8,689,939
Bausch Health Americas Inc., 8.50%, 01/31/27(a)	USD8,901	8,850,561
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	USD20,090	18,411,400
5.00%, 01/30/28(a)	USD5,510	4,822,283
5.00%, 02/15/29(a)	USD6,120	4,720,560
5.25%, 01/30/30(a)	USD10,258	7,410,550
5.25%, 02/15/31(a)	USD6,070	4,073,881
6.25%, 02/15/29(a)	USD10,183	8,353,721
11.00%, 09/30/28(a)	USD27,823	29,135,898
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(e)	USD12,326	12,820,172
7.00%, 03/10/55, (5-year CMT + 2.89%)(e)	USD35,733	37,528,823
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	USD15,998	16,965,831
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	USD9,212	$8,118,785
12.25%, 04/15/29(a)	USD19,364	21,024,180
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	USD24,443	23,912,680
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	USD33,001	31,317,982
5.13%, 04/30/31(a)(b)	USD31,561	24,206,413
6.75%, 05/15/34(a)(b)	USD9,162	8,210,373
7.88%, 05/15/34(a)(b)	USD8,005	6,235,239
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	USD7,077	5,357,289
6.63%, 04/01/30(a)(b)	USD8,376	6,711,479
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD9,400	9,254,840
4.75%, 05/09/27	USD11,632	11,627,680
5.13%, 05/09/29(b)	USD15,327	15,400,281
6.00%, 12/01/32(b)	USD8,366	8,732,891
6.75%, 03/01/28(b)	USD19,324	20,050,039
8.13%, 09/15/31	USD7,869	9,021,018
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	USD10,866	11,220,421
		461,847,608
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	USD12,313	12,305,345
5.75%, 01/15/28(a)	USD11,072	11,063,534
5.75%, 10/15/33(a)	USD10,174	10,155,586
6.63%, 02/01/32(a)(b)	USD9,502	9,835,134
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	USD8,196	8,501,140
7.25%, 07/15/32(a)	USD7,431	7,802,316
Buckeye Partners LP
3.95%, 12/01/26	USD9,725	9,633,416
4.13%, 12/01/27	USD7,083	6,988,105
4.50%, 03/01/28(a)	USD8,406	8,290,912
6.75%, 02/01/30(a)(b)	USD7,475	7,799,091
6.88%, 07/01/29(a)	USD9,439	9,796,854
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	USD22,758	22,523,420
7.50%, 12/15/33(a)(b)	USD8,629	9,333,077
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	USD7,832	7,870,020
7.38%, 06/30/33(a)(b)	USD10,942	11,102,938
8.63%, 03/15/29(a)	USD16,832	17,514,157
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)(e)	USD13,556	13,443,032
6.75%, 02/15/56, (5-year CMT + 2.48%)(e)	USD12,104	12,126,247
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(e)	USD7,022	7,254,151
8.00%, 05/15/54, (5-year CMT + 4.02%)(e)	USD12,831	13,664,218

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(b)	USD12,527	$12,615,477
7.88%, 05/15/32(b)	USD12,012	12,362,299
8.00%, 05/15/33	USD9,652	9,965,292
8.25%, 01/15/29	USD9,727	10,141,250
8.88%, 04/15/30	USD9,469	9,991,528
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)	USD7,757	7,868,633
8.25%, 01/15/32(a)	USD7,549	7,901,768
Harvest Midstream I LP
7.50%, 09/01/28(a)	USD19,859	20,080,525
7.50%, 05/15/32(a)	USD8,237	8,519,927
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD11,151	10,858,358
5.13%, 06/15/28(a)	USD9,243	9,226,400
5.50%, 10/15/30(a)	USD6,893	6,932,874
5.88%, 03/01/28(a)(b)	USD13,631	13,893,530
6.50%, 06/01/29(a)	USD10,178	10,533,401
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD11,631	11,969,432
7.38%, 07/15/32(a)	USD9,313	9,764,985
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD19,354	18,742,895
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	USD15,842	15,948,168
6.63%, 12/15/28(a)	USD16,732	17,164,266
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	USD6,334	932,894
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	USD38,862	9,129,161
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	USD14,491	14,820,924
8.38%, 02/15/32(a)(b)	USD20,876	21,340,977
NuStar Logistics LP
5.63%, 04/28/27	USD8,232	8,287,073
6.38%, 10/01/30(b)	USD9,275	9,663,868
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	USD8,195	8,106,029
6.75%, 03/15/33(a)	USD8,030	8,411,940
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(e)	USD10,460	11,192,775
7.63%, 03/01/55, (5-year CMT + 3.95%)(e)	USD7,566	7,880,976
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD12,500	12,441,841
6.00%, 12/31/30(a)	USD11,098	10,986,825
6.00%, 09/01/31(a)(b)	USD7,435	7,313,682
6.75%, 03/15/34(a)	USD10,979	10,909,499
7.38%, 02/15/29(a)	USD13,763	14,183,567
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	USD19,507	17,237,193
6.25%, 01/15/30(a)	USD16,619	16,946,353
3.88%, 08/15/29(a)	USD20,270	19,197,987
4.13%, 08/15/31(a)(b)	USD19,558	18,078,187
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	USD23,745	24,011,825
8.13%, 06/01/28(a)(b)	USD38,229	39,390,986
8.38%, 06/01/31(a)(b)	USD36,351	37,337,210
Security	Par (000)	Value
Pipelines (continued)
9.50%, 02/01/29(a)	USD48,397	$52,106,219
9.88%, 02/01/32(a)(b)	USD31,953	34,147,145
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(a)(b)	USD32,197	33,714,332
6.75%, 01/15/36(a)	USD32,654	34,587,656
7.50%, 05/01/33(a)	USD20,064	22,061,526
7.75%, 05/01/35(a)(b)	USD20,166	22,758,785
		968,661,136
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	USD10,527	10,615,156
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	USD7,358	6,743,914
5.75%, 01/15/29(a)	USD9,375	9,000,041
9.75%, 04/15/30(a)	USD7,629	8,297,583
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD11,857	11,940,370
8.88%, 09/01/31(a)(b)	USD7,600	8,135,007
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	USD10,189	9,753,644
4.38%, 02/01/31(a)(b)	USD9,951	9,362,674
5.38%, 08/01/28(a)	USD11,813	11,772,526
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD9,221	8,702,932
4.75%, 02/01/30(b)	USD9,713	8,952,968
5.00%, 03/01/31(b)	USD9,910	9,131,952
		112,408,767
Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	USD6,528	6,426,140
8.88%, 04/12/29(b)	USD9,480	10,292,096
Diversified Healthcare Trust
4.38%, 03/01/31(b)	USD8,273	7,258,235
4.75%, 02/15/28	USD8,165	7,757,544
Global Net Lease Inc., 4.50%, 09/30/28(a)	USD3,470	3,403,263
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	USD6,307	5,380,142
3.95%, 11/01/27	USD6,200	5,938,145
4.65%, 04/01/29(b)	USD8,681	7,985,914
Iron Mountain Inc.
4.50%, 02/15/31(a)	USD17,030	16,341,608
4.88%, 09/15/27(a)	USD15,238	15,174,925
4.88%, 09/15/29(a)	USD18,222	17,991,233
5.00%, 07/15/28(a)	USD7,152	7,115,418
5.25%, 03/15/28(a)	USD12,948	12,936,018
5.25%, 07/15/30(a)	USD22,448	22,348,703
5.63%, 07/15/32(a)(b)	USD8,980	8,975,802
6.25%, 01/15/33(a)(b)	USD19,721	20,197,881
7.00%, 02/15/29(a)	USD16,732	17,227,901
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	USD12,710	12,275,727
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	USD9,205	9,111,516
4.75%, 06/15/29(a)	USD10,671	10,465,353
5.50%, 08/01/30(b)	USD8,472	8,632,788
7.00%, 07/15/31(a)	USD7,800	8,195,920

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Millrose Properties Inc.
6.25%, 09/15/32(a)	USD12,804	$12,864,933
6.38%, 08/01/30(a)	USD21,488	21,783,512
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	USD20,795	14,693,924
4.63%, 08/01/29(b)	USD14,470	11,814,091
5.00%, 10/15/27(b)	USD22,000	21,171,286
8.50%, 02/15/32(a)(b)	USD25,415	26,590,083
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)	USD122	94,433
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	USD11,501	11,161,362
5.88%, 10/01/28(a)	USD11,351	11,338,689
7.00%, 02/01/30(a)(b)	USD8,227	8,390,814
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	USD9,640	9,476,996
4.75%, 10/15/27(b)	USD10,491	10,461,020
6.50%, 04/01/32(a)(b)	USD17,022	17,511,187
6.50%, 06/15/33(a)	USD10,807	11,157,734
7.25%, 07/15/28(a)	USD6,805	7,019,061
Rithm Capital Corp.
8.00%, 04/01/29(a)	USD12,368	12,592,837
8.00%, 07/15/30(a)	USD7,573	7,668,839
SBA Communications Corp.
3.13%, 02/01/29(b)	USD24,294	22,974,843
3.88%, 02/15/27(b)	USD25,308	24,996,593
Service Properties Trust
0.00%, 09/30/27(a)(h)	USD975	860,220
3.95%, 01/15/28(b)	USD6,387	5,939,038
4.38%, 02/15/30(b)	USD6,489	5,458,795
4.95%, 02/15/27(b)	USD6,269	6,249,330
4.95%, 10/01/29(b)	USD6,359	5,491,672
5.50%, 12/15/27	USD7,224	7,032,042
8.38%, 06/15/29	USD11,707	11,658,929
8.63%, 11/15/31(a)(b)	USD16,900	17,814,777
8.88%, 06/15/32(b)	USD7,787	7,693,556
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	USD9,365	9,271,490
5.25%, 10/15/28(a)	USD6,395	6,414,558
5.75%, 01/15/31(a)	USD5,800	5,881,614
6.00%, 04/15/30(a)	USD7,099	7,249,781
6.50%, 07/01/30(a)(b)	USD8,093	8,422,796
6.50%, 10/15/30(a)(b)	USD8,645	9,004,453
7.25%, 04/01/29(a)	USD10,212	10,751,997
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	USD10,883	9,748,980
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	USD9,737	9,504,292
6.50%, 02/15/29(a)	USD17,584	16,457,328
8.63%, 06/15/32(a)(b)	USD9,378	8,766,246
		674,866,403
Retail — 4.7%
Advance Auto Parts Inc.
3.90%, 04/15/30(b)	USD7,808	7,153,604
7.00%, 08/01/30(a)	USD17,538	17,689,030
7.38%, 08/01/33(a)(b)	USD15,962	16,169,458
Security	Par (000)	Value
Retail (continued)
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	USD5,626	$5,569,392
4.63%, 11/15/29(a)(b)	USD12,580	12,222,237
4.75%, 03/01/30(b)	USD7,152	6,984,206
5.00%, 02/15/32(a)(b)	USD9,431	9,076,661
Bath & Body Works Inc.
5.25%, 02/01/28(b)	USD6,723	6,772,665
6.63%, 10/01/30(a)(b)	USD13,902	14,260,951
7.50%, 06/15/29(b)	USD8,583	8,813,479
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	USD12,540	12,070,413
3.88%, 01/15/28(a)	USD24,246	23,798,887
4.00%, 10/15/30(a)	USD47,858	45,264,010
4.38%, 01/15/28(a)	USD12,459	12,303,457
5.63%, 09/15/29(a)(b)	USD8,402	8,548,104
6.13%, 06/15/29(a)(b)	USD20,466	20,988,303
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(b)(d)	USD28,686	29,993,672
9.00%, 06/01/31, (9.00% Cash)(a)(b)(d)	USD27,172	30,297,012
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	USD23,986	26,258,412
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD6,740	6,802,311
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	USD16,807	16,036,172
6.75%, 01/15/30(a)(b)	USD20,020	18,587,009
FirstCash Inc.
4.63%, 09/01/28(a)	USD7,857	7,749,241
5.63%, 01/01/30(a)(b)	USD8,292	8,304,290
6.88%, 03/01/32(a)(b)	USD7,572	7,853,343
Gap Inc. (The)
3.63%, 10/01/29(a)	USD11,648	10,959,670
3.88%, 10/01/31(a)(b)	USD12,176	11,123,636
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	USD7,953	7,577,114
8.75%, 01/15/32(a)(b)	USD7,952	7,526,747
11.50%, 08/15/29(a)	USD9,291	9,549,682
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	USD11,823	11,470,938
6.38%, 01/15/30(a)(b)	USD8,341	8,531,435
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	USD3,980	3,971,276
Kohl's Corp., 5.13%, 05/01/31	USD7,293	5,677,588
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	USD13,164	12,002,411
9.50%, 06/15/31(a)	USD15,036	15,720,138
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD15,781	15,371,366
8.25%, 08/01/31(a)(b)	USD13,763	14,479,298
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	USD13,208	12,630,315
4.38%, 01/15/31(a)(b)	USD9,197	8,761,841
4.63%, 12/15/27(a)	USD6,177	6,132,371
5.50%, 10/01/30(a)	USD9,488	9,503,328
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	USD6,872	6,888,670
7.38%, 08/01/33(a)(b)	USD7,753	8,177,078

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	USD11,669	$10,894,436
7.88%, 05/01/29(a)(b)	USD16,202	14,294,537
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	USD7,994	7,443,453
4.75%, 09/15/29(b)	USD7,272	7,185,785
Nordstrom Inc.
4.25%, 08/01/31(b)	USD6,590	6,022,363
4.38%, 04/01/30(b)	USD7,703	7,292,825
Park River Holdings Inc.
8.00%, 03/15/31(a)	USD8,350	8,601,282
8.75%, 12/31/30(a)	USD5,000	4,993,730
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	USD32,865	32,861,096
10.00%, 09/15/33(a)(b)	USD11,598	11,669,746
QVC Inc., 6.88%, 04/15/29(a)(b)	USD8,461	3,929,142
QXO Building Products Inc., 6.75%, 04/30/32(a)	USD35,746	37,114,700
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	USD27,854	12,255,524
SGUS LLC, 11.00%, 12/15/29(a)	USD17,074	14,781,368
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	USD10,025	9,732,035
4.88%, 11/15/31(a)(b)	USD8,114	7,735,104
Staples Inc.
10.75%, 09/01/29(a)(b)	USD38,695	37,749,952
12.75%, 01/15/30(a)	USD13,490	10,423,077
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	USD10,605	10,094,263
Yum! Brands Inc.
3.63%, 03/15/31	USD16,283	15,271,650
4.63%, 01/31/32(b)	USD17,074	16,670,538
4.75%, 01/15/30(a)	USD13,505	13,465,093
5.38%, 04/01/32(b)	USD16,445	16,555,510
		882,658,430
Semiconductors — 0.2%
Kioxia Holdings Corp.
6.25%, 07/24/30	USD19,358	19,999,625
6.63%, 07/24/33(a)	USD17,949	18,732,524
		38,732,149
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	USD38,257	37,413,885
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	USD11,836	9,781,330
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	USD12,349	10,339,595
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	USD66,192	66,651,286
6.63%, 08/15/33(a)(b)	USD16,931	16,941,582
8.25%, 06/30/32(a)	USD30,600	32,151,763
9.00%, 09/30/29(a)(b)	USD64,105	66,225,318
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	USD29,822	29,824,484
9.25%, 06/01/30(a)(b)	USD32,635	32,891,322
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD14,042	13,716,422
6.00%, 05/15/33(a)(b)	USD24,023	24,518,090
Security	Par (000)	Value
Software (continued)
Open Text Corp.
3.88%, 02/15/28(a)(b)	USD13,903	$13,513,849
3.88%, 12/01/29(a)(b)	USD15,227	14,410,964
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	USD15,924	15,168,419
4.13%, 12/01/31(a)(b)	USD10,002	9,313,722
ROBLOX Corp., 3.88%, 05/01/30(a)	USD15,674	14,991,880
Rocket Software Inc.
6.50%, 02/15/29(a)	USD8,642	8,394,460
9.00%, 11/28/28(a)	USD13,308	13,715,342
SS&C Technologies Inc.
5.50%, 09/30/27(a)	USD26,556	26,535,706
6.50%, 06/01/32(a)(b)	USD11,849	12,263,855
Twilio Inc.
3.63%, 03/15/29	USD7,232	6,942,908
3.88%, 03/15/31(b)	USD7,319	6,921,834
UKG Inc., 6.88%, 02/01/31(a)	USD41,746	42,970,494
		525,598,510
Telecommunications — 5.1%
Altice Financing SA
5.00%, 01/15/28(a)	USD18,757	14,108,344
5.75%, 08/15/29(a)	USD32,221	23,403,311
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	USD5,310	4,992,932
Altice France SA
6.50%, 03/15/32(a)	USD19,285	18,441,860
6.88%, 10/15/30(a)	USD11,451	11,188,714
6.88%, 07/15/32(a)	USD12,376	11,872,919
9.50%, 11/01/29(a)	USD18,439	18,794,068
Altice Holdings 1 SARL, 0.00%(a)(f)(h)	EUR3	50,272
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(e)	USD15,725	16,441,845
7.00%, 09/15/55, (5-year CMT + 2.36%)(e)	USD20,063	21,093,693
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(e)	USD7,152	7,055,424
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(e)	USD7,899	7,597,870
CommScope LLC
4.75%, 09/01/29(a)(b)	USD12,845	12,797,328
7.13%, 07/01/28(a)	USD9,957	9,992,085
8.25%, 03/01/27(a)(b)	USD13,359	13,445,259
9.50%, 12/15/31(a)(b)	USD15,481	15,757,955
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	USD11,373	11,322,555
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	USD32,875	34,809,247
EchoStar Corp., 6.75%, 11/30/30, (6.75% PIK)(b)(d)	USD36,317	37,460,083
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	USD8,058	7,984,712
Series 2034, 6.00%, 09/30/34(a)	USD7,643	7,243,273
Series 2036, 7.20%, 07/18/36(a)	USD8,346	8,433,562
Series 2038, 7.72%, 06/04/38(a)	USD7,411	7,508,162
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD23,873	23,846,231
5.88%, 10/15/27(a)	USD22,234	22,220,595
5.88%, 11/01/29(b)	USD10,889	11,019,323

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.00%, 01/15/30(a)(b)	USD13,221	$13,412,863
6.75%, 05/01/29(a)	USD19,903	20,089,334
8.63%, 03/15/31(a)(b)	USD14,023	14,811,022
8.75%, 05/15/30(a)(b)	USD19,560	20,444,008
Iliad Holding SAS
7.00%, 10/15/28(a)	USD20,172	20,437,111
7.00%, 04/15/32(a)	USD13,458	13,759,809
8.50%, 04/15/31(a)(b)	USD16,273	17,454,558
Level 3 Financing Inc.
3.75%, 07/15/29(a)	USD7,229	6,407,563
3.88%, 10/15/30(a)(b)	USD6,902	6,199,684
4.00%, 04/15/31(a)(b)	USD6,938	6,197,395
4.50%, 04/01/30(a)(b)	USD12,213	11,335,191
4.88%, 06/15/29(a)(b)	USD9,850	9,421,525
6.88%, 06/30/33(a)	USD34,654	35,491,462
7.00%, 03/31/34(a)(b)	USD33,631	34,547,290
Lumen Technologies Inc.
4.13%, 04/15/30(a)	USD2,433	2,415,651
10.00%, 10/15/32(a)(b)	USD6,125	6,192,618
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)(e)	USD11,270	11,207,909
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(e)	USD17,463	18,289,973
7.13%, 04/15/55, (5-year CMT + 2.62%)(b)(e)	USD16,318	17,457,812
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(e)	USD10,741	11,093,437
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)(e)	USD12,904	13,757,477
Viasat Inc.
5.63%, 04/15/27(a)(b)	USD9,101	9,084,361
6.50%, 07/15/28(a)	USD5,663	5,490,241
7.50%, 05/30/31(a)(b)	USD11,316	10,618,276
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD22,133	20,168,869
4.75%, 07/15/31(a)	USD22,940	21,244,351
6.75%, 01/15/33(a)	USD12,000	12,031,514
7.75%, 04/15/32(a)(b)	USD11,469	11,888,593
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(e)	USD15,489	14,557,729
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(e)	USD31,965	33,750,968
Windstream Services LLC, 7.50%, 10/15/33(a)	USD20,540	20,480,301
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	USD35,639	36,401,233
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	USD26,915	27,920,701
Zayo Group Holdings Inc.
9.25%, 03/09/30, (9.25% PIK)(a)(b)(d)	USD20,591	19,579,349
13.75%, 09/09/30, (13.75% PIK)(a)(d)	USD13,780	12,617,448
		945,139,248
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	USD20,184	7,953,303
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(a)(b)	USD6,665	$6,955,063
7.13%, 02/01/32(a)(b)	USD9,801	10,315,127
		25,223,493
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD18,715	18,733,996
5.88%, 04/15/33(a)(b)	USD7,491	7,548,434
7.00%, 05/01/31(a)	USD11,314	11,844,871
7.00%, 06/15/32(a)	USD12,433	12,992,588
7.88%, 12/01/30(a)	USD8,648	9,198,818
		60,318,707
Total Corporate Bonds & Notes — 98.2% (Cost: $18,795,590,396)		18,303,074,008
Floating Rate Loan Interests(e)
Media — 0.0%
Radiate Holdco, LLC, (1-mo. CME Term SOFR at 0.00% Floor + 5.11% and 1.50% PIK), 9.08%, 09/25/29(d)	$14	10,617
Total Floating Rate Loan Interests — 0.0% (Cost: $(405))		10,617
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,107	1,161,772
Total Common Stocks — 0.0% (Cost $20,944,592)		1,161,772
Total Long-Term Investments — 98.2% (Cost: $18,816,534,583)		18,304,246,397
Short-Term Securities
Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(i)(j)(k)	2,788,206,080	2,789,600,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(i)(j)	202,970,000	202,970,000
Total Short-Term Securities — 16.1% (Cost: $2,991,022,685)		2,992,570,183
Total Investments — 114.3% (Cost: $21,807,557,268)		21,296,816,580
Liabilities in Excess of Other Assets — (14.3)%		(2,657,340,034)
Net Assets — 100.0%		$18,639,476,546

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF

(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,302,149,799	$924,209	$18,303,074,008
Floating Rate Loan Interests	—	10,617	—	10,617
Common Stocks	—	—	1,161,772	1,161,772
Short-Term Securities
Money Market Funds	2,992,570,183	—	—	2,992,570,183
	$2,992,570,183	$18,302,160,416	$2,085,981	$21,296,816,580

Schedule of Investments (unaudited)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$5,910	$5,346,909
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30	13,060	12,325,233
3.20%, 03/01/29(a)	8,716	8,417,398
3.25%, 02/01/35	8,800	7,666,554
3.60%, 05/01/34	7,521	6,825,408
3.63%, 02/01/31	13,491	12,934,511
3.75%, 02/01/50	10,546	7,809,233
3.90%, 05/01/49	8,208	6,214,158
3.95%, 08/01/59	11,402	8,198,479
5.15%, 05/01/30(a)	25,998	26,729,812
5.71%, 05/01/40	25,612	26,118,178
5.81%, 05/01/50(a)	46,923	46,641,542
5.93%, 05/01/60	28,797	28,666,224
6.30%, 05/01/29	6,056	6,427,942
6.39%, 05/01/31	7,877	8,556,862
6.53%, 05/01/34	15,571	17,235,624
6.86%, 05/01/54	20,999	23,927,983
7.01%, 05/01/64	12,573	14,461,006
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,915	9,735,317
General Dynamics Corp.
3.63%, 04/01/30	12,465	12,233,347
4.25%, 04/01/40	6,115	5,629,856
4.25%, 04/01/50	6,476	5,586,948
4.95%, 08/15/35(a)	6,194	6,318,199
General Electric Co.
4.30%, 07/29/30(a)	9,837	9,902,205
4.90%, 01/29/36(a)	9,277	9,426,791
5.88%, 01/14/38	7,770	8,488,735
6.75%, 03/15/32(a)	9,858	11,204,651
L3Harris Technologies Inc.
5.05%, 06/01/29	10,844	11,124,048
5.25%, 06/01/31	7,481	7,783,624
5.35%, 06/01/34	8,893	9,237,016
5.40%, 07/31/33	10,125	10,563,752
Lockheed Martin Corp.
2.80%, 06/15/50	8,574	5,559,568
3.80%, 03/01/45	10,707	8,755,533
3.90%, 06/15/32(a)	9,093	8,895,224
4.07%, 12/15/42	7,722	6,705,372
4.09%, 09/15/52	13,782	11,192,107
4.15%, 06/15/53	5,836	4,768,517
4.40%, 08/15/30(a)	9,440	9,531,095
4.70%, 05/15/46	10,475	9,660,653
4.75%, 02/15/34(a)	7,364	7,454,033
5.00%, 08/15/35	8,185	8,338,563
5.20%, 02/15/55(a)	8,357	8,061,968
5.20%, 02/15/64	8,594	8,150,097
5.25%, 01/15/33	7,337	7,707,401
5.70%, 11/15/54(a)	8,220	8,478,252
5.90%, 11/15/63	7,411	7,882,786
Northrop Grumman Corp.
4.03%, 10/15/47(a)	23,279	19,065,326
4.40%, 05/01/30(a)	5,981	6,034,069
4.70%, 03/15/33(a)	12,185	12,294,544
4.75%, 06/01/43	6,868	6,385,259
4.90%, 06/01/34(a)	11,049	11,210,699
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53	$7,464	$6,859,251
5.20%, 06/01/54(a)	9,799	9,349,873
5.25%, 05/01/50(a)	7,480	7,229,686
RTX Corp.
1.90%, 09/01/31	12,232	10,679,106
2.25%, 07/01/30(a)	14,247	13,078,710
2.38%, 03/15/32	11,449	10,150,864
2.82%, 09/01/51	11,076	7,072,147
3.03%, 03/15/52(a)	7,935	5,261,354
3.13%, 07/01/50	9,192	6,307,549
3.75%, 11/01/46	9,238	7,284,011
4.13%, 11/16/28(a)	2,511	2,512,277
4.15%, 05/15/45	11,104	9,401,297
4.35%, 04/15/47	5,954	5,115,627
4.45%, 11/16/38	12,368	11,689,945
4.50%, 06/01/42	28,330	25,742,397
4.63%, 11/16/48	15,920	14,130,420
5.15%, 02/27/33	9,359	9,706,822
5.38%, 02/27/53(a)	12,094	11,860,104
6.00%, 03/15/31(a)	6,428	6,940,218
6.10%, 03/15/34(a)	11,308	12,419,980
6.40%, 03/15/54	13,533	15,199,943
		770,513,283
Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32	17,552	15,415,734
3.40%, 05/06/30	14,257	13,667,395
3.40%, 02/04/41(a)	12,280	9,465,747
3.70%, 02/04/51(a)	9,025	6,451,514
3.88%, 09/16/46	18,015	13,698,302
4.00%, 02/04/61(a)	7,458	5,454,525
4.25%, 08/09/42	7,606	6,357,655
4.80%, 02/14/29	4,010	4,070,812
5.38%, 01/31/44(a)	15,391	14,949,388
5.80%, 02/14/39	17,822	18,322,825
5.95%, 02/14/49(a)	22,772	23,057,288
Archer-Daniels-Midland Co.
2.70%, 09/15/51	4,126	2,598,255
2.90%, 03/01/32(a)	7,499	6,878,362
3.25%, 03/27/30	8,354	8,040,374
BAT Capital Corp.
2.73%, 03/25/31(a)	14,209	13,001,882
4.39%, 08/15/37	20,337	18,637,008
4.54%, 08/15/47	16,317	13,677,335
4.63%, 03/22/33	6,218	6,138,702
4.74%, 03/16/32	6,034	6,073,507
4.76%, 09/06/49(a)	9,707	8,248,372
4.91%, 04/02/30	7,954	8,104,394
5.35%, 08/15/32	10,483	10,845,854
5.63%, 08/15/35(a)	11,642	12,082,339
5.83%, 02/20/31	5,516	5,835,307
6.00%, 02/20/34	7,985	8,513,908
6.34%, 08/02/30	9,364	10,092,656
6.42%, 08/02/33(a)	5,480	6,021,845
7.08%, 08/02/43	6,577	7,401,138
7.08%, 08/02/53	9,192	10,476,393
BAT International Finance PLC, 5.93%, 02/02/29	6,943	7,286,692
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	9,147	8,403,039
4.20%, 09/17/29	7,717	7,707,416

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.65%, 09/17/34	$7,013	$6,892,583
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	6,768	7,077,775
Philip Morris International Inc.
1.75%, 11/01/30(a)	18,677	16,533,827
2.10%, 05/01/30	10,775	9,833,905
3.38%, 08/15/29	8,355	8,129,287
3.88%, 08/21/42	9,690	8,008,367
4.00%, 10/29/30	5,675	5,590,083
4.13%, 03/04/43(a)	6,965	5,939,613
4.25%, 10/29/32	5,790	5,650,580
4.25%, 11/10/44	9,096	7,780,899
4.38%, 04/30/30(a)	8,632	8,667,455
4.38%, 11/15/41	6,247	5,564,586
4.63%, 11/01/29(a)	5,988	6,075,087
4.63%, 10/29/35	5,675	5,537,311
4.75%, 11/01/31	6,385	6,502,985
4.88%, 02/13/29(a)	5,575	5,692,839
4.88%, 11/15/43	9,044	8,413,355
4.90%, 11/01/34	10,520	10,571,199
5.13%, 02/15/30	17,090	17,647,746
5.13%, 02/13/31	8,766	9,058,834
5.25%, 02/13/34	12,323	12,699,750
5.38%, 02/15/33	15,008	15,626,831
5.63%, 11/17/29	10,131	10,629,636
5.63%, 09/07/33	8,151	8,632,317
5.75%, 11/17/32	7,491	7,976,998
6.38%, 05/16/38(a)	10,985	12,255,645
Reynolds American Inc.
5.70%, 08/15/35(a)	7,169	7,466,601
5.85%, 08/15/45	16,851	16,688,878
		574,120,935
Airlines — 0.0%
Delta Air Lines Inc., 5.25%, 07/10/30	1,725	1,762,516
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	12,500	11,885,379
3.25%, 03/27/40	8,844	7,176,398
3.38%, 03/27/50(a)	11,253	8,218,571
3.88%, 11/01/45(a)	9,356	7,653,746
Tapestry Inc.
5.10%, 03/11/30(a)	200	204,835
5.50%, 03/11/35	452	459,947
		35,598,876
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29(a)	7,903	7,962,378
4.90%, 03/13/29	5,895	6,022,950
4.90%, 01/10/34(a)	9,407	9,511,090
5.05%, 07/10/31(a)	7,677	7,880,712
5.15%, 07/09/32(a)	9,183	9,451,306
Cummins Inc.
1.50%, 09/01/30(a)	11,401	10,118,059
5.15%, 02/20/34	6,904	7,152,786
5.30%, 05/09/35(a)	9,273	9,601,509
5.45%, 02/20/54(a)	8,467	8,443,186
Ford Motor Co.
3.25%, 02/12/32	22,449	19,592,113
4.75%, 01/15/43	17,928	14,407,195
5.29%, 12/08/46	11,440	9,663,865
Security	Par (000)	Value
Auto Manufacturers (continued)
6.10%, 08/19/32(a)	$14,374	$14,739,629
7.45%, 07/16/31(a)	8,808	9,712,895
Ford Motor Credit Co. LLC
2.90%, 02/10/29	7,740	7,213,026
3.63%, 06/17/31	11,683	10,602,148
4.00%, 11/13/30	19,551	18,328,457
5.11%, 05/03/29(a)	11,874	11,828,525
5.30%, 09/06/29(a)	9,520	9,535,289
5.73%, 09/05/30	8,847	8,967,745
5.80%, 03/08/29(a)	8,436	8,579,745
5.88%, 11/07/29	9,370	9,561,060
6.05%, 03/05/31(a)	6,936	7,092,632
6.05%, 11/05/31	13,013	13,293,033
6.13%, 03/08/34(a)	11,821	11,970,776
6.50%, 02/07/35(a)	10,693	11,061,919
6.53%, 03/19/32(a)	9,428	9,829,865
6.80%, 11/07/28	4,794	5,007,519
7.12%, 11/07/33	10,999	11,817,328
7.20%, 06/10/30(a)	8,607	9,211,182
7.35%, 03/06/30	7,671	8,208,723
General Motors Co.
5.00%, 04/01/35(a)	7,625	7,486,696
5.15%, 04/01/38	5,727	5,513,905
5.20%, 04/01/45	11,206	10,151,699
5.40%, 10/15/29(a)	10,599	10,963,577
5.40%, 04/01/48(a)	6,361	5,847,898
5.60%, 10/15/32(a)	10,669	11,113,127
5.63%, 04/15/30	7,225	7,521,758
5.95%, 04/01/49(a)	7,593	7,462,927
6.25%, 10/02/43	13,190	13,486,277
6.60%, 04/01/36(a)	10,878	11,817,279
6.75%, 04/01/46(a)	6,707	7,252,917
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	10,100	9,022,079
2.70%, 06/10/31(a)	14,709	13,242,548
3.10%, 01/12/32	16,172	14,649,866
3.60%, 06/21/30	11,782	11,298,179
4.30%, 04/06/29	11,061	11,015,775
4.90%, 10/06/29(a)	11,279	11,436,703
5.35%, 01/07/30	5,395	5,550,797
5.45%, 07/15/30(a)	7,493	7,766,386
5.45%, 09/06/34	6,193	6,262,549
5.55%, 07/15/29	12,749	13,213,051
5.60%, 06/18/31	9,902	10,297,454
5.63%, 04/04/32(a)	6,939	7,207,757
5.75%, 02/08/31	6,457	6,761,678
5.80%, 01/07/29	7,858	8,184,582
5.85%, 04/06/30(a)	5,361	5,620,531
5.90%, 01/07/35(a)	9,209	9,583,063
5.95%, 04/04/34(a)	10,259	10,720,202
6.10%, 01/07/34(a)	10,522	11,117,385
6.15%, 07/15/35(a)	5,487	5,785,112
6.40%, 01/09/33(a)	5,603	6,035,521
Honda Motor Co. Ltd.
2.97%, 03/10/32	7,836	7,168,695
4.69%, 07/08/30	10,690	10,801,197
5.34%, 07/08/35(a)	11,087	11,353,396
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	7,827	9,309,588
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	7,540	6,958,256

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.38%, 04/01/30(a)	$8,469	$8,211,172
4.45%, 06/29/29	10,069	10,176,699
4.55%, 08/09/29	8,885	9,018,989
4.60%, 10/10/31(a)	7,973	8,082,719
4.65%, 01/05/29	5,232	5,330,339
4.80%, 05/15/30(a)	8,133	8,338,738
4.80%, 01/05/34(a)	6,324	6,444,334
5.05%, 05/16/29	7,659	7,902,269
5.10%, 03/21/31	8,177	8,484,104
5.35%, 01/09/35(a)	7,458	7,827,237
5.55%, 11/20/30(a)	5,659	6,000,849
		731,166,504
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	13,124	8,545,645
3.25%, 03/01/32(a)	10,264	9,500,298
4.15%, 05/01/52	8,764	6,790,022
		24,835,965
Banks — 22.8%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	3,380	3,454,009
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	5,578	5,766,501
6.03%, 03/13/35, (1-year CMT + 0.0195)(a)(c)	7,869	8,366,429
Banco Santander SA
2.75%, 12/03/30	18,214	16,534,562
2.96%, 03/25/31	13,411	12,418,067
3.31%, 06/27/29(a)	4,982	4,822,546
3.49%, 05/28/30	12,720	12,219,063
4.55%, 11/06/30	5,000	5,014,154
5.13%, 11/06/35	5,000	5,008,807
5.44%, 07/15/31	18,679	19,587,810
5.54%, 03/14/30, (1-year CMT + 0.02%)(c)	9,054	9,360,366
5.57%, 01/17/30	8,090	8,428,939
6.03%, 01/17/35(a)	6,957	7,468,046
6.35%, 03/14/34(a)	8,802	9,467,751
6.61%, 11/07/28	1,085	1,158,432
6.92%, 08/08/33(a)	15,344	17,025,767
6.94%, 11/07/33	9,589	10,995,046
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	28,185	25,241,209
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	27,367	24,385,406
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)(c)	30,072	26,768,074
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	29,870	27,719,459
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	35,358	31,803,888
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	23,089	21,449,462
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	36,528	27,040,659
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	44,435	40,618,962
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	13,772	8,936,984
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	22,660	21,515,117
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)(c)	26,632	24,290,235
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	18,087	12,058,444
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	27,726	26,729,403
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	29,966	23,830,881
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	13,211	10,708,646
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	$25,972	$25,778,688
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	10,808	9,691,716
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	48,034	39,245,834
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	15,962	14,922,037
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	21,851	18,660,138
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	15,661	13,761,098
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	31,251	31,182,473
5.00%, 01/21/44	17,678	17,278,596
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	46,662	47,738,469
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	12,670	13,085,499
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	40,428	41,843,538
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	17,808	18,616,008
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	43,369	45,312,703
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	32,879	34,422,242
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	31,390	33,601,049
5.88%, 02/07/42	13,387	14,371,128
6.00%, 10/15/36	10,406	11,292,800
6.11%, 01/29/37(a)	15,163	16,342,850
7.75%, 05/14/38	13,392	16,368,043
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	23,823	21,787,599
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	7,349	5,418,213
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)(c)	12,018	11,971,605
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	4,957	5,014,779
5.51%, 06/04/31	2,635	2,774,745
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	5,319	5,155,092
Bank of Nova Scotia (The)
2.45%, 02/02/32	10,147	9,043,955
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	8,505	8,455,960
4.85%, 02/01/30	9,321	9,524,041
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	6,531	6,706,199
5.65%, 02/01/34	4,936	5,252,212
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	15,465	14,246,598
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	16,940	15,360,055
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	7,757	7,010,227
3.33%, 11/24/42, (1-year CMT + 1.30%)(a)(c)	7,351	5,720,319
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	14,512	14,744,188
4.95%, 01/10/47(a)	11,161	10,377,498
5.25%, 08/17/45(a)	9,843	9,509,945
5.34%, 09/10/35, (1-day SOFR + 1.91%)(c)	16,493	16,722,883
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(c)	21,778	22,444,703
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	15,816	16,420,916
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	9,939	10,447,810
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(c)	21,047	22,012,704
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	11,358	11,750,250
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	7,015	7,447,553
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	15,863	17,072,064
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,641	11,775,765
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	17,127	19,654,060

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	$9,506	$9,551,361
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	9,701	9,214,797
4.58%, 09/08/31, (3-mo. CME Term SOFR + 1.70%)(a)(c)	10,453	10,481,663
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(c)	7,527	7,607,050
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	7,033	7,255,231
5.26%, 04/08/29	9,096	9,403,840
6.09%, 10/03/33(a)	7,608	8,280,816
Citibank N.A.
4.84%, 08/06/29(a)	8,698	8,923,945
4.91%, 05/29/30(a)	32,614	33,534,031
5.57%, 04/30/34(a)	16,834	17,867,939
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	29,474	26,195,200
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	42,597	38,474,403
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	39,253	36,192,094
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	27,054	25,209,545
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(c)	11,725	8,663,410
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)(c)	28,172	26,718,835
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	35,738	32,652,077
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	32,699	31,086,086
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(c)	11,591	10,237,621
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	15,097	14,929,532
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	9,837	8,365,471
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)(c)	28,560	28,512,585
4.50%, 09/11/31, (1-day SOFR + 1.17%)(a)(c)	20,261	20,275,144
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	24,862	25,011,803
4.65%, 07/30/45	10,002	9,054,878
4.65%, 07/23/48(a)	25,002	22,318,593
4.75%, 05/18/46	16,303	14,498,080
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	15,530	15,711,807
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	15,350	15,651,314
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	18,548	19,026,920
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(c)	14,446	14,618,729
5.30%, 05/06/44(a)	5,826	5,678,157
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	13,519	13,518,113
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	19,539	19,999,472
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	21,582	22,392,715
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	19,646	19,951,552
5.88%, 01/30/42	9,801	10,389,124
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	22,760	24,828,900
6.63%, 06/15/32(a)	6,947	7,699,454
6.68%, 09/13/43	8,681	9,803,643
8.13%, 07/15/39	16,690	21,382,888
Citizens Financial Group Inc.
3.25%, 04/30/30	16,566	15,689,196
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	7,923	8,100,911
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	10,290	10,731,887
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	6,114	6,353,364
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	3,282	3,595,734
Commonwealth Bank of Australia, 4.15%, 10/01/30	3,006	3,010,956
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	10,808	10,910,153
5.25%, 08/04/45(a)	10,414	9,977,281
5.75%, 12/01/43	11,001	11,273,814
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	$2,988	$3,038,943
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	14,015	12,819,783
3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)(c)	8,925	8,464,898
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	13,237	13,403,146
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	12,309	12,591,266
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	6,656	6,774,866
5.41%, 05/10/29(a)	13,064	13,570,781
6.82%, 11/20/29, (1-day SOFR + 2.51%)(a)(c)	9,975	10,646,851
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	12,596	12,715,726
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)(c)	12,371	12,544,357
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	10,200	10,663,150
8.25%, 03/01/38	2,961	3,649,114
Goldman Sachs Capital I, 6.35%, 02/15/34	11,156	11,929,047
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	38,239	33,805,486
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	59,607	53,108,758
2.60%, 02/07/30(a)	19,567	18,338,138
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	23,745	21,543,176
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	30,520	27,438,670
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	17,326	12,880,658
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	33,120	30,379,287
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)(c)	17,808	13,800,443
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	17,214	13,563,647
3.80%, 03/15/30(a)	19,649	19,310,043
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(c)	21,795	19,556,385
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	25,133	25,007,712
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)(c)	10,337	9,597,665
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	18,301	18,517,852
4.75%, 10/21/45	17,569	16,077,246
4.80%, 07/08/44	14,483	13,502,382
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	27,032	26,909,588
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	31,207	31,399,382
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)(c)	30,784	31,504,629
5.15%, 05/22/45	13,960	13,193,687
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	11,161	11,511,654
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	17,163	17,700,811
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	20,002	20,593,639
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)(c)	23,862	24,813,409
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	33,769	34,201,571
5.73%, 04/25/30, (1-day SOFR + 0.27%)(c)	19,133	19,991,861
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	28,694	29,699,885
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,915	20,151,177
6.13%, 02/15/33(a)	9,553	10,461,140
6.25%, 02/01/41	18,331	20,176,607
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	9,960	11,125,300
6.75%, 10/01/37(a)	43,327	48,546,192
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	24,258	22,008,691
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	25,270	23,004,135
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	25,245	23,505,412
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	18,405	16,624,800
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	25,363	25,002,178
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	11,800	11,833,203
4.95%, 03/31/30	22,170	22,711,522

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	$12,785	$13,077,753
5.13%, 11/06/36	11,800	11,842,872
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	14,576	14,998,660
5.25%, 03/14/44(a)	11,259	11,032,330
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	17,603	18,149,314
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	27,002	27,997,526
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)(c)	20,569	21,212,125
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(c)	16,064	16,646,794
5.72%, 03/04/35, (1-day SOFR + 1.78%)(c)	15,011	15,835,392
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(c)	15,622	16,441,027
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	15,032	15,859,503
6.10%, 01/14/42(a)	4,301	4,696,693
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	17,820	19,420,045
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	21,282	23,480,820
6.50%, 05/02/36(a)	1,205	1,329,851
6.50%, 09/15/37	22,999	25,020,610
6.80%, 06/01/38	1,277	1,444,477
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	9,271	8,588,704
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	8,240	8,479,482
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(c)	9,200	9,559,252
Huntington National Bank (The), 5.65%, 01/10/30	7,516	7,850,625
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	10,581	9,708,311
4.05%, 04/09/29	6,483	6,434,935
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	12,585	12,328,154
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	9,560	9,788,012
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	10,458	10,785,661
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	8,575	8,910,783
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	12,865	13,400,091
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	7,841	8,474,230
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	27,928	24,714,216
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	35,763	31,677,081
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	23,842	22,144,645
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	13,863	10,057,222
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	34,650	31,138,572
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	40,070	36,505,782
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	25,165	23,793,170
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	41,421	37,915,321
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)(c)	8,985	7,085,600
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	27,693	19,231,329
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	13,195	10,317,516
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	30,933	22,270,869
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	19,836	19,499,708
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	25,331	22,817,377
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	17,946	14,569,925
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	30,185	24,765,962
Security	Par (000)	Value
Banks (continued)
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	$14,056	$11,666,148
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	16,061	16,007,202
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	17,773	15,341,394
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	17,221	17,348,015
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(a)(c)	24,938	25,149,851
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	21,112	21,343,033
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	12,997	13,036,135
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	15,924	16,123,029
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)(c)	21,863	21,778,886
4.85%, 02/01/44	10,663	10,218,133
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	36,087	36,802,685
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)(c)	29,600	29,904,377
4.95%, 06/01/45(a)	10,651	10,139,010
5.00%, 07/22/30, (1-day SOFR + 0.13%)(c)	23,339	23,931,556
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	7,577	7,759,215
5.10%, 04/22/31, (1-day SOFR + 1.44%)(a)(c)	13,910	14,363,136
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	20,283	20,945,982
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	32,846	33,965,342
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	25,129	26,057,290
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	37,907	39,528,498
5.40%, 01/06/42	8,518	8,721,201
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	22,206	23,275,214
5.50%, 10/15/40(a)	8,796	9,227,874
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	20,250	20,832,226
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	30,655	32,292,060
5.58%, 04/22/30, (1-day SOFR + 0.16%)(c)	22,508	23,481,712
5.60%, 07/15/41	14,737	15,453,422
5.63%, 08/16/43(a)	7,703	7,975,797
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	26,116	27,856,788
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)(c)	19,621	21,593,362
6.40%, 05/15/38	15,650	17,786,222
KeyBank NA, 5.00%, 01/26/33	4,973	5,000,237
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	4,973	4,913,981
KeyCorp
2.55%, 10/01/29(a)	5,622	5,269,139
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	1,840	1,830,154
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	6,105	6,608,036
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	11,617	9,588,801
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	10,200	10,148,776
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	8,400	8,324,777
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	11,289	11,455,373
5.30%, 12/01/45	8,888	8,464,745
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	5,210	5,431,150
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(c)	10,709	11,231,788
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	17,083	17,869,705
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	8,442	8,467,990
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	8,467	8,634,119
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)(c)	8,049	8,138,838
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	8,192	8,661,334
7.41%, 10/30/29, (1-day SOFR + 2.80%)(a)(c)	5,875	6,358,616
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	13,433	12,144,362
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	9,581	8,516,895

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	$7,873	$7,043,394
2.56%, 02/25/30(a)	11,960	11,158,434
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	10,369	9,404,338
3.20%, 07/18/29	7,820	7,539,400
3.74%, 03/07/29(a)	9,789	9,677,593
3.75%, 07/18/39	15,230	13,402,660
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	12,784	12,841,092
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	8,256	8,513,108
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	13,387	13,804,630
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	10,070	10,270,810
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	7,172	7,397,896
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)(c)	8,882	9,172,742
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,940	6,236,925
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	12,206	12,722,071
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	8,585	9,008,411
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)(c)	4,983	5,233,799
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	8,352	8,762,827
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	15,823	16,632,650
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	13,279	11,861,501
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)(c)	13,192	11,958,510
2.56%, 09/13/31	10,326	9,185,791
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	8,921	8,561,602
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	8,996	9,095,333
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	11,807	12,145,328
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	8,120	8,403,624
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	9,222	9,553,576
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)(c)	6,225	6,454,190
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	4,160	4,358,326
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	6,160	6,524,540
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	4,737	5,032,656
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,358	6,762,063
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	26,267	22,956,696
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	27,634	24,196,422
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(c)	30,782	27,245,034
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	26,336	23,550,526
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	37,732	35,296,422
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	20,421	13,180,471
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	25,847	23,519,656
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	14,604	11,465,251
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	15,520	15,069,977
3.97%, 07/22/38(a)(c)	22,036	19,837,794
4.30%, 01/27/45	23,618	20,761,448
4.38%, 01/22/47	20,827	18,245,704
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(c)	9,482	9,532,383
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	17,638	16,599,822
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	30,699	31,048,428
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	17,214	17,478,044
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	6,927	7,097,532
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	7,322	7,516,488
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	18,967	19,545,484
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	25,324	26,144,080
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	21,878	22,569,273
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	25,087	25,813,595
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	21,755	22,671,445
Security	Par (000)	Value
Banks (continued)
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	$22,901	$23,818,858
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	24,782	25,078,110
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	21,064	22,045,096
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	16,716	17,043,822
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	21,983	22,921,916
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	22,811	23,991,551
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	28,058	29,905,316
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	25,678	28,215,148
6.38%, 07/24/42	16,002	18,004,937
6.41%, 11/01/29, (1-day SOFR + 1.83%)(c)	8,652	9,173,581
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	14,014	15,687,315
7.25%, 04/01/32(a)	9,485	10,961,540
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(a)(c)	25,714	25,626,665
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	21,818	21,684,799
Morgan Stanley Private Bank N.A., 4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	27,767	28,193,232
National Australia Bank Ltd./New York
4.53%, 06/13/30	3,686	3,749,962
4.79%, 01/10/29	4,079	4,174,041
4.90%, 01/14/30	3,077	3,175,039
National Bank of Canada
4.50%, 10/10/29	4,697	4,739,583
5.60%, 12/18/28	2,711	2,825,897
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	12,949	12,975,490
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	19,880	20,269,473
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	9,550	9,750,364
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	12,168	12,492,546
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	11,537	12,187,507
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(c)	7,897	8,485,221
Northern Trust Corp.
1.95%, 05/01/30	7,006	6,394,888
6.13%, 11/02/32	5,874	6,419,271
PNC Bank N.A., 2.70%, 10/22/29	10,059	9,462,699
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	13,912	12,431,908
2.55%, 01/22/30(a)	19,472	18,243,500
3.45%, 04/23/29(a)	11,540	11,310,092
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	8,223	8,339,892
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	6,844	6,987,142
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	9,031	9,211,402
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	10,698	11,056,995
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	15,519	15,946,143
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	12,277	12,703,153
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	15,110	15,713,493
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	14,927	15,582,589
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	14,182	14,950,289
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	6,080	6,519,061
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	11,399	12,278,489
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	13,483	15,249,193
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2 0.06%)(c)	6,344	6,504,723
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	5,372	5,582,456
Royal Bank of Canada
2.30%, 11/03/31	16,585	14,841,671
3.88%, 05/04/32(a)	13,417	13,019,583

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	$8,425	$8,380,300
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(a)(c)	10,810	10,931,423
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	11,119	11,259,484
4.95%, 02/01/29	6,685	6,865,069
4.97%, 08/02/30, (1-day SOFR + 1.00%)(c)	8,254	8,439,526
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(c)	11,214	11,487,071
5.00%, 02/01/33	9,862	10,165,283
5.00%, 05/02/33	7,612	7,827,057
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)(c)	11,958	12,317,258
5.15%, 02/01/34(a)	12,753	13,311,894
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	9,455	9,633,109
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	6,169	6,357,438
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)(c)	8,818	9,178,334
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	5,642	5,994,648
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	6,853	6,930,797
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	10,886	10,791,324
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	8,001	8,338,385
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	5,807	5,965,597
State Street Corp.
2.20%, 03/03/31	6,982	6,246,931
2.40%, 01/24/30(a)	6,484	6,090,723
4.83%, 04/24/30(a)	7,121	7,311,356
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	21,997	19,959,966
2.22%, 09/17/31(a)	18,892	16,725,856
2.75%, 01/15/30	13,448	12,637,797
2.93%, 09/17/41(a)	5,366	3,970,136
3.04%, 07/16/29	16,449	15,755,625
5.24%, 04/15/30(a)	7,168	7,430,228
5.32%, 07/09/29(a)	12,785	13,241,905
5.42%, 07/09/31(a)	14,039	14,694,319
5.56%, 07/09/34(a)	11,968	12,629,733
5.63%, 01/15/35(a)	6,017	6,399,897
5.71%, 01/13/30	11,674	12,300,284
5.77%, 01/13/33(a)	11,038	11,795,879
5.81%, 09/14/33(a)	6,971	7,484,662
5.84%, 07/09/44	9,272	9,698,646
6.18%, 07/13/43(a)	5,258	5,774,362
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	9,887	8,798,284
3.20%, 03/10/32	9,001	8,372,178
4.46%, 06/08/32	14,116	14,120,150
4.78%, 12/17/29	5,298	5,408,107
4.81%, 06/03/30(a)	7,045	7,184,225
4.93%, 10/15/35	8,974	8,996,631
4.99%, 04/05/29	3,869	3,966,206
5.30%, 01/30/32	8,887	9,278,116
Truist Bank, 2.25%, 03/11/30	14,833	13,544,698
Truist Financial Corp.
1.95%, 06/05/30	12,820	11,557,470
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	10,553	10,399,061
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	9,871	10,100,704
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	13,722	13,887,093
Security	Par (000)	Value
Banks (continued)
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	$9,598	$9,825,565
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	8,391	8,668,935
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	17,234	18,056,250
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	10,097	10,682,008
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	5,259	5,646,825
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	8,449	9,128,103
U.S. Bancorp
1.38%, 07/22/30	18,126	15,929,908
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(c)	8,400	7,527,668
3.00%, 07/30/29	17,538	16,803,766
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	12,498	12,552,269
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	11,236	11,518,363
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	11,260	11,570,153
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	9,238	9,491,586
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	14,218	14,689,745
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	12,208	12,648,543
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	11,346	11,946,922
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	12,059	12,845,562
5.85%, 10/21/33, (1-day SOFR + 2.09%)(c)	10,017	10,674,493
UBS AG/London, 4.50%, 06/26/48(a)	7,784	6,963,686
UBS Group AG, 4.88%, 05/15/45	13,318	12,520,179
Wachovia Corp., 5.50%, 08/01/35	10,414	10,737,427
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	28,932	26,969,224
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	32,546	30,846,458
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	29,191	22,758,827
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	47,284	44,104,567
3.90%, 05/01/45	18,205	14,945,591
4.15%, 01/24/29	4,900	4,902,176
4.40%, 06/14/46	20,159	17,091,357
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	19,111	19,219,923
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	30,410	26,711,606
4.65%, 11/04/44	15,495	13,713,523
4.75%, 12/07/46	18,644	16,573,265
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(c)	24,000	23,971,651
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	40,231	40,832,421
4.90%, 11/17/45	16,353	14,931,767
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	45,483	42,433,920
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	34,426	35,504,904
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	9,040	9,297,212
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	17,743	18,131,259
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	18,346	18,969,854
5.38%, 11/02/43	15,418	15,079,347
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	30,999	32,179,485
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	27,048	28,217,496
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	38,196	40,077,535
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	20,903	21,804,737
5.61%, 01/15/44	23,567	23,613,399
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	25,424	28,223,551
Wells Fargo Bank NA
5.85%, 02/01/37(a)	8,108	8,587,371
6.60%, 01/15/38	11,675	13,128,348
Westpac Banking Corp.
1.95%, 11/20/28	3,903	3,680,750
2.15%, 06/03/31	7,866	7,087,213
2.65%, 01/16/30(a)	9,912	9,377,112
2.96%, 11/16/40	9,236	7,091,091

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.13%, 11/18/41	$6,737	$5,108,560
4.35%, 07/01/30	14,918	15,067,384
4.42%, 07/24/39(a)	8,832	8,204,957
5.05%, 04/16/29	6,221	6,437,315
5.54%, 11/17/28	3,171	3,315,502
6.82%, 11/17/33	6,521	7,309,526
		7,474,364,773
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	47,786	47,393,940
4.90%, 02/01/46	74,044	69,680,735
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	12,437	11,654,168
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	19,066	18,602,683
4.44%, 10/06/48	18,092	15,854,456
4.50%, 06/01/50(a)	8,145	7,457,632
4.75%, 01/23/29(a)	8,435	8,613,243
4.90%, 01/23/31(a)	6,557	6,785,976
4.95%, 01/15/42	10,467	10,097,791
5.00%, 06/15/34(a)	10,571	10,920,378
5.45%, 01/23/39	15,308	15,896,669
5.55%, 01/23/49	33,512	33,953,380
5.80%, 01/23/59	15,759	16,475,541
8.20%, 01/15/39	11,918	15,396,713
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	15,841	13,830,967
1.65%, 06/01/30(a)	10,852	9,785,597
2.00%, 03/05/31	11,805	10,653,762
2.13%, 09/06/29	11,692	10,967,059
2.25%, 01/05/32(a)	7,755	6,967,726
2.50%, 06/01/40	8,688	6,474,381
2.50%, 03/15/51(a)	10,471	6,424,997
2.60%, 06/01/50	11,433	7,254,162
2.75%, 06/01/60	9,014	5,423,569
2.88%, 05/05/41(a)	6,394	4,934,738
3.00%, 03/05/51	10,138	6,925,355
3.45%, 03/25/30	9,683	9,449,154
4.65%, 08/14/34(a)	10,715	10,917,717
5.00%, 05/13/34(a)	11,256	11,739,041
5.20%, 01/14/55	10,118	9,945,139
5.30%, 05/13/54	7,483	7,458,237
5.40%, 05/13/64(a)	17,113	17,000,077
Constellation Brands Inc.
2.25%, 08/01/31(a)	12,130	10,721,918
3.15%, 08/01/29(a)	11,112	10,683,395
4.90%, 05/01/33(a)	3,975	3,998,158
Diageo Capital PLC
2.00%, 04/29/30(a)	9,948	9,076,241
2.13%, 04/29/32	9,472	8,223,657
2.38%, 10/24/29	9,427	8,837,715
5.50%, 01/24/33	6,684	7,059,002
5.63%, 10/05/33	6,742	7,171,114
Diageo Investment Corp.
5.13%, 08/15/30	6,513	6,753,425
5.63%, 04/15/35	6,957	7,364,584
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	7,204	6,817,471
3.80%, 05/01/50	6,503	4,798,577
Security	Par (000)	Value
Beverages (continued)
3.95%, 04/15/29	$8,907	$8,781,177
4.05%, 04/15/32(a)	9,414	9,026,944
4.50%, 04/15/52	10,596	8,654,783
5.05%, 03/15/29	5,467	5,571,401
Molson Coors Beverage Co.
4.20%, 07/15/46	14,774	12,085,160
5.00%, 05/01/42(a)	8,752	8,133,520
PepsiCo Inc.
1.40%, 02/25/31(a)	10,742	9,380,524
1.63%, 05/01/30	11,521	10,386,321
1.95%, 10/21/31	13,848	12,227,136
2.63%, 07/29/29(a)	11,749	11,192,472
2.63%, 10/21/41	6,042	4,423,864
2.75%, 03/19/30	9,597	9,079,403
2.75%, 10/21/51(a)	8,792	5,675,321
2.88%, 10/15/49	9,588	6,461,987
3.45%, 10/06/46	7,968	6,125,437
3.63%, 03/19/50	7,765	5,977,443
3.90%, 07/18/32(a)	9,020	8,844,986
4.45%, 02/15/33(a)	7,210	7,306,050
4.45%, 04/14/46	8,029	7,231,505
4.50%, 07/17/29	7,928	8,082,839
4.60%, 02/07/30	8,460	8,654,268
4.65%, 07/23/32	8,953	9,138,440
5.00%, 02/07/35	10,404	10,680,682
5.00%, 07/23/35(a)	11,570	11,836,157
5.25%, 07/17/54(a)	6,378	6,318,736
		747,716,796
Biotechnology — 1.7%
Amgen Inc.
2.00%, 01/15/32	22,678	19,666,389
2.30%, 02/25/31(a)	12,455	11,249,682
2.45%, 02/21/30(a)	9,783	9,084,256
2.77%, 09/01/53(a)	9,430	5,725,458
2.80%, 08/15/41	9,132	6,728,114
3.00%, 02/22/29	7,126	6,875,094
3.00%, 01/15/52(a)	9,380	6,233,301
3.15%, 02/21/40	14,565	11,485,797
3.35%, 02/22/32	16,100	15,143,580
3.38%, 02/21/50	12,242	8,878,064
4.05%, 08/18/29	9,511	9,466,653
4.20%, 03/01/33(a)	11,155	10,884,132
4.20%, 02/22/52	7,727	6,213,536
4.40%, 05/01/45	18,675	16,225,206
4.40%, 02/22/62	9,534	7,632,158
4.56%, 06/15/48(a)	10,983	9,525,230
4.66%, 06/15/51	26,923	23,510,714
4.88%, 03/01/53	9,606	8,589,277
5.25%, 03/02/30(a)	10,106	10,482,997
5.25%, 03/02/33	30,023	31,079,651
5.60%, 03/02/43	22,338	22,666,527
5.65%, 03/02/53(a)	36,417	36,322,622
5.75%, 03/02/63	25,099	24,987,621
Biogen Inc.
2.25%, 05/01/30(a)	14,929	13,655,703
3.15%, 05/01/50	11,830	7,776,872
5.20%, 09/15/45	9,224	8,553,555
Gilead Sciences Inc.
1.65%, 10/01/30	4,825	4,289,568
2.60%, 10/01/40	7,438	5,490,639
2.80%, 10/01/50	15,617	10,129,723

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.00%, 09/01/36(a)	$8,570	$7,994,675
4.15%, 03/01/47	13,106	11,054,591
4.50%, 02/01/45	14,715	13,222,122
4.60%, 09/01/35(a)	15,007	14,859,729
4.75%, 03/01/46	19,383	17,854,794
4.80%, 11/15/29	5,197	5,330,968
4.80%, 04/01/44	13,475	12,596,295
5.10%, 06/15/35(a)	8,217	8,450,438
5.25%, 10/15/33(a)	6,756	7,087,018
5.50%, 11/15/54	8,723	8,784,335
5.55%, 10/15/53(a)	12,820	12,986,772
5.60%, 11/15/64	6,753	6,831,042
5.65%, 12/01/41	8,006	8,366,912
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10,935	9,693,333
2.80%, 09/15/50	4,720	2,959,169
Royalty Pharma PLC
2.20%, 09/02/30	9,927	8,941,335
3.30%, 09/02/40	6,449	4,987,737
3.55%, 09/02/50	9,440	6,635,756
5.20%, 09/25/35	8,345	8,350,227
		545,539,367
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30(a)(b)	8,173	8,366,162
5.40%, 04/07/35(a)(b)	7,560	7,804,430
Carlisle Companies Inc., 2.75%, 03/01/30	3,400	3,191,233
Carrier Global Corp.
2.70%, 02/15/31(a)	6,110	5,630,591
2.72%, 02/15/30	9,712	9,115,696
3.38%, 04/05/40(a)	9,739	7,931,228
3.58%, 04/05/50(a)	9,970	7,517,456
5.90%, 03/15/34	7,102	7,641,950
CRH America Finance Inc.
4.40%, 02/09/31(a)	7,481	7,467,070
5.00%, 02/09/36	8,092	8,101,221
5.40%, 05/21/34	8,454	8,767,626
5.50%, 01/09/35	6,421	6,695,618
CRH SMW Finance DAC
5.13%, 01/09/30	7,544	7,760,047
5.20%, 05/21/29	8,991	9,275,211
Martin Marietta Materials Inc.
2.40%, 07/15/31	12,504	11,240,368
3.20%, 07/15/51(a)	6,495	4,479,800
5.15%, 12/01/34	6,210	6,353,674
5.50%, 12/01/54(a)	5,673	5,646,349
Owens Corning, 5.70%, 06/15/34(a)	5,839	6,139,410
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,525	7,450,020
Vulcan Materials Co.
3.50%, 06/01/30	6,764	6,542,768
5.35%, 12/01/34(a)	6,133	6,336,455
5.70%, 12/01/54	5,945	6,081,239
		165,535,622
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30(a)	12,009	10,992,342
2.70%, 05/15/40	7,822	5,871,971
2.80%, 05/15/50	6,883	4,504,248
4.60%, 02/08/29	5,163	5,255,942
Security	Par (000)	Value
Chemicals (continued)
4.85%, 02/08/34(a)	$8,167	$8,298,876
CF Industries Inc.
4.95%, 06/01/43	5,818	5,334,141
5.15%, 03/15/34(a)	8,142	8,196,420
5.38%, 03/15/44(a)	5,916	5,696,962
Dow Chemical Co. (The)
2.10%, 11/15/30	6,652	5,897,554
3.60%, 11/15/50(a)	10,452	7,037,087
4.38%, 11/15/42	12,282	9,926,804
4.80%, 01/15/31	4,950	4,927,189
5.25%, 11/15/41(a)	6,076	5,564,452
5.55%, 11/30/48	7,501	6,772,116
6.90%, 05/15/53(a)	7,222	7,653,377
DuPont de Nemours Inc.
4.73%, 11/15/28(b)	5,429	5,521,074
5.32%, 11/15/38	4,997	5,197,893
5.42%, 11/15/48	14,897	15,530,608
Eastman Chemical Co.
4.65%, 10/15/44	7,968	6,836,587
5.00%, 08/01/29(a)	8,940	9,101,006
5.63%, 02/20/34(a)	6,892	7,092,020
Ecolab Inc., 2.70%, 12/15/51(a)	6,250	3,958,269
LYB International Finance BV
4.88%, 03/15/44(a)	10,304	8,796,511
5.25%, 07/15/43	6,565	5,853,304
LYB International Finance III LLC
3.38%, 10/01/40	8,202	6,074,670
3.63%, 04/01/51	9,257	6,152,692
4.20%, 10/15/49	9,228	6,808,586
4.20%, 05/01/50(a)	7,246	5,336,094
5.50%, 03/01/34(a)	7,351	7,335,917
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	9,149	7,147,882
Nutrien Ltd.
4.20%, 04/01/29	8,309	8,296,122
5.00%, 04/01/49	6,342	5,811,323
5.80%, 03/27/53(a)	6,024	6,125,736
Sherwin-Williams Co. (The)
2.95%, 08/15/29	9,484	9,059,821
4.50%, 06/01/47	9,738	8,451,731
		246,417,327
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	6,008	5,283,071
4.45%, 09/09/34(a)	8,368	8,334,397
4.75%, 05/08/32	7,363	7,538,530
Equifax Inc., 2.35%, 09/15/31(a)	6,762	5,970,956
Global Payments Inc.
2.90%, 05/15/30	8,675	7,989,555
2.90%, 11/15/31(a)	8,842	7,863,820
3.20%, 08/15/29	13,858	13,096,281
4.15%, 08/15/49(a)	5,934	4,479,353
5.40%, 08/15/32	5,677	5,752,756
5.95%, 08/15/52(a)	6,047	5,851,831
Massachusetts Institute of Technology
5.60%, 07/01/2111	4,785	4,910,979
5.62%, 06/01/55(a)	2,200	2,336,323
PayPal Holdings Inc.
2.30%, 06/01/30	5,998	5,527,979
2.85%, 10/01/29	7,127	6,794,307
3.25%, 06/01/50(a)	9,589	6,681,888

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.40%, 06/01/32	$8,393	$8,383,537
5.05%, 06/01/52(a)	10,111	9,495,087
5.15%, 06/01/34(a)	7,504	7,723,027
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	6,676	6,737,511
Quanta Services Inc., 2.90%, 10/01/30	11,433	10,692,728
RELX Capital Inc.
3.00%, 05/22/30	6,399	6,060,052
4.00%, 03/18/29	7,204	7,168,101
4.75%, 03/27/30	5,847	5,965,254
5.25%, 03/27/35	8,491	8,769,123
S&P Global Inc.
2.70%, 03/01/29(a)	5,705	5,463,815
2.90%, 03/01/32	15,796	14,515,505
3.70%, 03/01/52	7,180	5,548,124
4.25%, 05/01/29	16,725	16,805,966
5.25%, 09/15/33(a)	5,926	6,218,159
Verisk Analytics Inc.
4.50%, 08/15/30	2,655	2,665,098
5.13%, 02/15/36(a)	4,898	4,927,010
		225,550,123
Computers — 2.6%
Accenture Capital Inc.
4.05%, 10/04/29	13,933	13,908,231
4.25%, 10/04/31	11,026	10,990,657
4.50%, 10/04/34	11,195	11,037,876
Apple Inc.
1.25%, 08/20/30	15,589	13,755,776
1.65%, 05/11/30(a)	16,342	14,795,934
1.65%, 02/08/31	30,302	26,867,311
1.70%, 08/05/31	11,802	10,418,994
2.20%, 09/11/29	12,225	11,485,070
2.38%, 02/08/41	14,066	10,106,473
2.40%, 08/20/50	12,500	7,568,195
2.55%, 08/20/60	20,919	12,126,951
2.65%, 05/11/50	23,146	14,733,716
2.65%, 02/08/51	26,706	16,871,716
2.70%, 08/05/51	16,226	10,313,210
2.80%, 02/08/61	14,511	8,740,508
2.85%, 08/05/61	12,294	7,453,615
2.95%, 09/11/49	14,841	10,141,295
3.25%, 08/08/29	10,841	10,618,627
3.35%, 08/08/32(a)	9,312	8,883,578
3.45%, 02/09/45	15,752	12,430,910
3.75%, 09/12/47	10,698	8,619,617
3.75%, 11/13/47	6,298	5,061,550
3.85%, 05/04/43	21,886	18,646,010
3.85%, 08/04/46	13,707	11,293,862
3.95%, 08/08/52(a)	11,767	9,511,634
4.10%, 08/08/62	12,756	10,234,005
4.20%, 05/12/30	13,440	13,553,565
4.25%, 02/09/47	7,326	6,388,613
4.30%, 05/10/33	5,880	5,952,239
4.38%, 05/13/45(a)	15,839	14,273,544
4.45%, 05/06/44(a)	10,844	10,109,868
4.50%, 05/12/32(a)	6,928	7,057,594
4.50%, 02/23/36(a)	11,745	11,895,291
4.65%, 02/23/46	34,758	32,374,032
4.75%, 05/12/35(a)	8,264	8,430,457
4.85%, 05/10/53(a)	8,177	7,921,492
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/41	$4,885	$3,765,708
4.50%, 02/15/31	10,122	10,094,416
4.75%, 10/06/32	12,685	12,630,125
4.85%, 02/01/35	5,846	5,751,266
5.00%, 04/01/30	5,584	5,716,316
5.10%, 02/15/36(a)	8,441	8,366,328
5.30%, 10/01/29	10,501	10,844,864
5.30%, 04/01/32	10,920	11,268,205
5.40%, 04/15/34	7,079	7,288,215
5.50%, 04/01/35(a)	8,897	9,178,502
5.75%, 02/01/33	10,479	11,065,557
6.20%, 07/15/30	8,502	9,097,369
8.10%, 07/15/36	7,640	9,278,126
Hewlett Packard Enterprise Co.
4.40%, 10/15/30	8,300	8,232,303
4.55%, 10/15/29	11,063	11,121,069
4.85%, 10/15/31(a)	7,991	8,069,664
5.00%, 10/15/34(a)	18,494	18,284,849
5.60%, 10/15/54	12,044	11,371,385
6.20%, 10/15/35(a)	7,456	8,078,673
6.35%, 10/15/45	11,733	12,244,938
HP Inc.
2.65%, 06/17/31	10,005	9,011,474
4.00%, 04/15/29	9,353	9,246,674
5.50%, 01/15/33(a)	9,577	9,874,772
6.00%, 09/15/41(a)	7,910	8,085,928
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	9,752	9,845,957
5.25%, 02/05/44	8,613	8,423,015
5.30%, 02/05/54(a)	10,764	10,197,496
International Business Machines Corp.
1.95%, 05/15/30(a)	11,675	10,598,252
2.95%, 05/15/50	10,320	6,718,232
3.50%, 05/15/29	28,533	27,933,838
4.00%, 06/20/42	7,377	6,252,648
4.15%, 05/15/39(a)	15,834	14,227,625
4.25%, 05/15/49(a)	23,006	18,964,752
4.40%, 07/27/32(a)	5,510	5,495,506
4.75%, 02/06/33(a)	8,371	8,513,064
4.80%, 02/10/30	8,149	8,336,112
4.90%, 07/27/52	9,453	8,519,978
5.00%, 02/10/32	9,677	9,954,264
5.20%, 02/10/35(a)	6,055	6,197,058
5.70%, 02/10/55(a)	9,265	9,307,254
Leidos Inc.
2.30%, 02/15/31	6,247	5,590,839
4.38%, 05/15/30	4,523	4,508,924
5.75%, 03/15/33(a)	2,409	2,543,663
		834,667,219
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	8,496	8,273,872
3.63%, 03/24/32	10,093	9,561,015
4.00%, 03/24/52(a)	8,078	6,508,219
Kenvue Inc.
4.85%, 05/22/32(a)	9,382	9,508,861
4.90%, 03/22/33(a)	8,960	9,053,944
5.00%, 03/22/30(a)	9,429	9,668,105
5.05%, 03/22/53(a)	12,705	11,660,866
5.10%, 03/22/43(a)	7,390	7,062,163

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.20%, 03/22/63(a)	$7,280	$6,654,118
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	11,843	10,383,176
1.95%, 04/23/31(a)	13,286	11,976,014
2.30%, 02/01/32(a)	8,170	7,435,190
3.00%, 03/25/30	11,253	10,816,474
4.05%, 01/26/33(a)	6,113	6,116,811
4.10%, 11/03/32	4,200	4,161,747
4.55%, 01/29/34	4,909	4,981,101
Unilever Capital Corp.
1.75%, 08/12/31(a)	12,295	10,833,218
2.13%, 09/06/29(a)	5,673	5,305,293
4.63%, 08/12/34	8,454	8,514,280
5.00%, 12/08/33	6,281	6,524,232
5.90%, 11/15/32	6,024	6,592,656
		171,591,355
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	32,336	29,824,136
3.40%, 10/29/33	14,121	12,720,509
3.85%, 10/29/41(a)	9,605	7,922,930
4.63%, 09/10/29(a)	18,476	18,629,476
4.95%, 09/10/34	10,746	10,696,492
5.10%, 01/19/29	8,237	8,420,874
5.38%, 12/15/31(a)	6,873	7,111,777
6.15%, 09/30/30	11,138	11,918,505
Air Lease Corp.
2.88%, 01/15/32(a)	4,948	4,426,089
3.13%, 12/01/30	5,277	4,876,083
Ally Financial Inc., 8.00%, 11/01/31	14,789	16,798,398
American Express Co.
4.05%, 05/03/29(a)	4,181	4,195,802
4.05%, 12/03/42	9,418	8,173,229
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	6,530	6,769,370
5.20%, 04/15/35(a)	6,229	6,363,877
Apollo Global Management Inc., 5.80%, 05/21/54(a)	8,146	8,169,250
Brookfield Finance Inc.
3.50%, 03/30/51	7,006	4,943,101
4.35%, 04/15/30	6,176	6,191,006
4.70%, 09/20/47	7,395	6,492,978
4.85%, 03/29/29(a)	5,855	5,951,934
5.97%, 03/04/54	8,280	8,499,450
Capital One Financial Corp., 6.70%, 11/29/32	4,997	5,512,849
Charles Schwab Corp. (The)
1.65%, 03/11/31	9,864	8,604,057
1.95%, 12/01/31	11,772	10,233,708
2.30%, 05/13/31(a)	7,020	6,338,047
2.90%, 03/03/32(a)	7,106	6,490,337
CME Group Inc.
2.65%, 03/15/32	6,752	6,161,331
4.40%, 03/15/30	5,724	5,789,495
5.30%, 09/15/43	7,194	7,379,271
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,900	10,967,483
2.10%, 06/15/30	10,948	9,977,964
2.65%, 09/15/40	6,366	4,730,172
3.00%, 06/15/50(a)	7,761	5,213,834
3.00%, 09/15/60(a)	12,332	7,649,088
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 09/21/48	$13,408	$11,332,135
4.35%, 06/15/29(a)	6,831	6,888,195
4.60%, 03/15/33(a)	15,830	15,966,480
4.95%, 06/15/52(a)	12,892	12,018,283
5.20%, 06/15/62	12,153	11,526,674
5.25%, 06/15/31	10,138	10,586,060
Jefferies Financial Group Inc.
2.63%, 10/15/31	13,214	11,587,914
4.15%, 01/23/30(a)	12,483	12,199,811
6.20%, 04/14/34(a)	11,990	12,586,360
LPL Holdings Inc.
5.20%, 03/15/30(a)	5,181	5,290,275
6.75%, 11/17/28(a)	4,865	5,185,377
Mastercard Inc.
2.00%, 11/18/31	8,089	7,169,932
2.95%, 06/01/29(a)	5,566	5,380,516
3.35%, 03/26/30	6,625	6,454,203
3.65%, 06/01/49	9,066	7,048,307
3.85%, 03/26/50	10,928	8,743,038
4.35%, 01/15/32(a)	9,136	9,183,948
4.55%, 01/15/35(a)	8,395	8,384,847
4.85%, 03/09/33	10,212	10,500,025
4.88%, 05/09/34	8,552	8,758,178
Nasdaq Inc.
5.55%, 02/15/34	8,180	8,576,710
5.95%, 08/15/53	5,869	6,164,443
6.10%, 06/28/63	8,449	8,928,525
Nomura Holdings Inc.
2.61%, 07/14/31	12,770	11,495,486
2.68%, 07/16/30	6,199	5,704,597
3.00%, 01/22/32	11,021	9,988,243
3.10%, 01/16/30(a)	13,339	12,614,894
4.90%, 07/01/30	9,379	9,509,864
5.78%, 07/03/34(a)	9,245	9,801,971
6.18%, 01/18/33	1,160	1,255,266
Raymond James Financial Inc.
3.75%, 04/01/51	9,364	7,048,979
4.95%, 07/15/46(a)	7,195	6,643,892
5.65%, 09/11/55(a)	6,515	6,417,080
Synchrony Financial, 2.88%, 10/28/31(a)	4,478	3,974,550
Visa Inc.
1.10%, 02/15/31(a)	11,316	9,803,420
2.00%, 08/15/50(a)	16,744	9,328,849
2.05%, 04/15/30(a)	10,828	9,985,591
2.70%, 04/15/40	7,853	6,040,827
3.65%, 09/15/47	8,221	6,516,926
4.15%, 12/14/35(a)	12,887	12,479,271
4.30%, 12/14/45	22,919	20,284,220
		663,497,064
Electric — 4.2%
AEP Texas Inc., 5.85%, 10/15/55	5,384	5,389,420
AES Corp. (The)
2.45%, 01/15/31(a)	4,283	3,883,921
5.80%, 03/15/32	9,354	9,553,719
Ameren Corp.
3.50%, 01/15/31(a)	6,598	6,309,961
5.38%, 03/15/35	6,649	6,824,916
American Electric Power Co. Inc.
5.20%, 01/15/29	6,637	6,843,496
5.63%, 03/01/33	6,824	7,179,429

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	$13,683	$8,723,111
3.70%, 07/15/30	8,153	7,999,677
3.80%, 07/15/48	7,148	5,529,413
4.25%, 10/15/50	8,349	6,845,622
4.45%, 01/15/49	9,193	7,884,683
4.50%, 02/01/45	7,168	6,340,497
4.60%, 05/01/53	7,419	6,406,422
5.15%, 11/15/43(a)	5,921	5,745,440
6.13%, 04/01/36(a)	13,932	15,118,059
Commonwealth Edison Co., 4.00%, 03/01/48	7,303	5,949,892
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	4,642	3,769,735
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	7,836	7,128,088
3.60%, 06/15/61(a)	7,823	5,484,744
4.45%, 03/15/44	8,291	7,326,884
4.63%, 12/01/54	5,052	4,386,191
5.70%, 05/15/54(a)	6,325	6,494,821
5.90%, 11/15/53	7,864	8,235,057
Series 20B, 3.95%, 04/01/50(a)	9,951	7,955,354
Constellation Energy Generation LLC
5.60%, 06/15/42	4,919	4,973,474
5.75%, 03/15/54	8,264	8,357,101
6.25%, 10/01/39	7,316	7,982,040
6.50%, 10/01/53	7,565	8,372,245
Dominion Energy Inc.
5.00%, 06/15/30(a)	6,443	6,613,700
5.38%, 11/15/32	7,016	7,299,145
Series C, 2.25%, 08/15/31	9,358	8,291,599
Series C, 3.38%, 04/01/30	9,094	8,738,623
DTE Energy Co.
5.10%, 03/01/29(a)	7,877	8,072,712
5.20%, 04/01/30	9,407	9,697,007
5.85%, 06/01/34(a)	6,940	7,379,374
Duke Energy Carolinas LLC
3.20%, 08/15/49	6,846	4,795,008
4.95%, 01/15/33(a)	7,137	7,355,568
5.30%, 02/15/40	6,309	6,429,156
5.35%, 01/15/53	8,299	8,168,466
5.40%, 01/15/54(a)	6,630	6,596,536
Duke Energy Corp.
2.45%, 06/01/30(a)	5,981	5,521,204
2.55%, 06/15/31	14,875	13,476,240
3.30%, 06/15/41	7,068	5,479,275
3.50%, 06/15/51(a)	7,440	5,263,897
3.75%, 09/01/46	8,797	6,781,731
4.50%, 08/15/32(a)	7,077	7,043,195
4.95%, 09/15/35	6,805	6,768,959
5.00%, 08/15/52	9,083	8,207,511
5.45%, 06/15/34(a)	5,339	5,563,042
5.70%, 09/15/55(a)	12,600	12,585,904
5.80%, 06/15/54(a)	6,132	6,200,458
6.10%, 09/15/53	4,461	4,697,864
Duke Energy Florida LLC, 6.40%, 06/15/38	8,363	9,421,108
Duke Energy Progress LLC
5.05%, 03/15/35(a)	9,201	9,373,680
5.55%, 03/15/55	5,811	5,874,848
Entergy Louisiana LLC
4.20%, 09/01/48(a)	8,288	6,836,285
5.80%, 03/15/55	5,866	6,032,702
Security	Par (000)	Value
Electric (continued)
Eversource Energy
5.13%, 05/15/33	$7,321	$7,429,062
5.95%, 02/01/29(a)	5,201	5,445,213
Exelon Corp.
4.05%, 04/15/30	9,692	9,600,004
4.45%, 04/15/46	7,723	6,617,612
4.70%, 04/15/50	6,548	5,690,993
5.30%, 03/15/33	7,069	7,344,888
5.60%, 03/15/53(a)	8,545	8,414,028
FirstEnergy Corp., Series C, 3.40%, 03/01/50	6,470	4,532,810
Florida Power & Light Co.
2.45%, 02/03/32	7,754	6,980,102
2.88%, 12/04/51	10,990	7,167,047
3.15%, 10/01/49	7,785	5,448,904
3.95%, 03/01/48	8,055	6,566,774
4.80%, 05/15/33	6,624	6,753,819
5.10%, 04/01/33(a)	7,811	8,089,942
5.15%, 06/15/29(a)	11,778	12,233,568
5.30%, 06/15/34	7,492	7,834,537
5.30%, 04/01/53	7,464	7,325,196
5.60%, 06/15/54	6,921	7,112,078
5.70%, 03/15/55(a)	7,436	7,740,093
Georgia Power Co.
4.30%, 03/15/42	6,937	6,143,900
4.85%, 03/15/31(a)	5,176	5,313,984
4.95%, 05/17/33(a)	9,439	9,629,111
5.13%, 05/15/52(a)	7,918	7,570,884
5.25%, 03/15/34(a)	7,286	7,521,940
Series A, 3.25%, 03/15/51	9,148	6,422,017
MidAmerican Energy Co.
3.65%, 04/15/29	8,971	8,860,687
4.25%, 07/15/49	7,006	5,853,825
5.85%, 09/15/54	8,160	8,591,045
National Grid PLC
5.42%, 01/11/34	7,183	7,459,289
5.81%, 06/12/33	4,955	5,278,477
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	19,882	18,193,593
2.44%, 01/15/32	12,520	11,080,147
2.75%, 11/01/29(a)	12,247	11,609,757
4.90%, 03/15/29(a)	5,240	5,362,871
5.00%, 07/15/32	6,391	6,541,706
5.05%, 03/15/30(a)	10,960	11,291,177
5.05%, 02/28/33	7,390	7,559,225
5.25%, 03/15/34(a)	11,722	12,043,161
5.25%, 02/28/53(a)	9,378	8,883,283
5.30%, 03/15/32(a)	8,521	8,875,409
5.45%, 03/15/35	10,693	11,069,710
5.55%, 03/15/54(a)	5,463	5,373,219
5.90%, 03/15/55	6,515	6,695,507
Northern States Power Co./MN, 5.10%, 05/15/53	4,837	4,616,877
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	6,751	6,178,914
5.55%, 06/15/54	7,037	7,005,363
5.65%, 11/15/33	6,721	7,150,400
Pacific Gas and Electric Co.
2.50%, 02/01/31	19,742	17,657,486
3.25%, 06/01/31	5,895	5,448,375
3.30%, 08/01/40	9,658	7,325,084
3.50%, 08/01/50(a)	17,736	12,109,648

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.95%, 12/01/47	$6,053	$4,555,743
4.50%, 07/01/40	17,342	15,093,490
4.55%, 07/01/30	17,927	17,816,068
4.95%, 07/01/50(a)	25,067	21,529,217
5.05%, 10/15/32	5,856	5,865,155
5.55%, 05/15/29	8,096	8,334,797
5.70%, 03/01/35	10,155	10,421,977
5.80%, 05/15/34(a)	8,723	9,044,440
5.90%, 10/01/54	7,209	7,016,580
6.00%, 08/15/35(a)	9,502	9,960,641
6.10%, 01/15/29	5,206	5,431,492
6.10%, 10/15/55	7,350	7,345,561
6.15%, 01/15/33	8,090	8,584,642
6.15%, 03/01/55	6,388	6,421,179
6.40%, 06/15/33	8,855	9,537,371
6.70%, 04/01/53	5,607	6,007,370
6.75%, 01/15/53(a)	13,083	14,101,171
6.95%, 03/15/34	8,355	9,275,317
PacifiCorp
2.90%, 06/15/52	9,606	5,840,049
5.35%, 12/01/53	9,678	8,868,418
5.45%, 02/15/34(a)	9,513	9,759,009
5.50%, 05/15/54	10,663	10,022,953
5.80%, 01/15/55(a)	13,466	13,160,341
PPL Capital Funding Inc., 5.25%, 09/01/34	5,716	5,855,180
PPL Electric Utilities Corp., 5.25%, 05/15/53	5,576	5,455,252
Public Service Co. of Colorado
1.88%, 06/15/31	11,658	10,223,217
5.15%, 09/15/35	7,758	7,875,974
5.25%, 04/01/53	6,952	6,618,022
5.35%, 05/15/34	9,766	10,093,291
5.75%, 05/15/54	5,436	5,559,268
5.85%, 05/15/55	6,173	6,383,762
Public Service Co. of Oklahoma, 5.45%, 01/15/36	6,513	6,671,201
Public Service Enterprise Group Inc.
2.45%, 11/15/31	6,686	5,950,717
5.20%, 04/01/29	5,177	5,333,622
San Diego Gas & Electric Co.
5.35%, 04/01/53	6,236	6,017,222
5.40%, 04/15/35	10,729	11,119,159
Series VVV, 1.70%, 10/01/30	7,442	6,583,506
Series WWW, 2.95%, 08/15/51(a)	6,430	4,181,593
Sempra
3.80%, 02/01/38(a)	9,688	8,318,236
4.00%, 02/01/48	6,532	5,051,295
6.00%, 10/15/39(a)	5,593	5,846,619
Southern California Edison Co.
3.65%, 02/01/50(a)	10,681	7,535,047
4.00%, 04/01/47	14,220	10,842,835
4.65%, 10/01/43(a)	7,626	6,540,511
5.20%, 06/01/34(a)	5,623	5,625,904
5.25%, 03/15/30(a)	8,101	8,281,295
5.45%, 06/01/31(a)	7,517	7,747,908
5.45%, 03/01/35(a)	8,950	9,061,854
5.95%, 11/01/32(a)	6,469	6,818,247
Series 20A, 2.95%, 02/01/51	7,497	4,614,790
Series C, 4.13%, 03/01/48	9,256	7,160,418
Southern Co. (The)
4.40%, 07/01/46	14,729	12,630,502
4.85%, 03/15/35	8,802	8,723,638
Security	Par (000)	Value
Electric (continued)
5.20%, 06/15/33(a)	$6,898	$7,095,940
5.50%, 03/15/29	8,025	8,340,994
5.70%, 03/15/34(a)	10,314	10,878,891
Series A, 3.70%, 04/30/30(a)	8,545	8,347,507
Virginia Electric & Power Co.
2.45%, 12/15/50	8,694	5,091,422
2.95%, 11/15/51	6,492	4,187,784
5.00%, 04/01/33(a)	6,217	6,339,961
5.45%, 04/01/53	5,533	5,393,444
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	7,597	7,566,785
Series D, 5.60%, 09/15/55	7,855	7,858,787
Xcel Energy Inc.
5.45%, 08/15/33	8,517	8,814,000
5.50%, 03/15/34	8,155	8,435,163
5.60%, 04/15/35	6,672	6,926,128
		1,364,590,822
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	6,296	5,935,991
2.20%, 12/21/31(a)	11,396	10,119,711
2.80%, 12/21/51	6,640	4,330,787
		20,386,489
Electronics — 0.5%
Amphenol Corp.
2.20%, 09/15/31	10,633	9,446,737
2.80%, 02/15/30	8,491	8,027,490
4.13%, 11/15/30	6,850	6,790,301
4.40%, 02/15/33	8,785	8,673,953
4.63%, 02/15/36	11,950	11,726,204
5.00%, 01/15/35(a)	4,756	4,849,929
5.30%, 11/15/55	10,425	10,134,031
Honeywell International Inc.
1.75%, 09/01/31	15,990	13,886,234
1.95%, 06/01/30(a)	10,875	9,875,824
2.70%, 08/15/29	10,849	10,337,973
2.80%, 06/01/50(a)	5,684	3,712,242
4.25%, 01/15/29	5,800	5,828,187
4.50%, 01/15/34	14,337	14,214,622
4.70%, 02/01/30(a)	9,070	9,251,340
5.00%, 02/15/33	6,778	6,978,438
5.00%, 03/01/35	9,219	9,374,206
5.25%, 03/01/54(a)	13,555	13,046,650
Keysight Technologies Inc., 5.35%, 07/30/30	6,000	6,231,908
		162,386,269
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32	9,163	7,882,518
4.88%, 04/01/29	7,562	7,749,653
5.00%, 04/01/34	6,435	6,607,595
Waste Connections Inc.
2.95%, 01/15/52(a)	5,028	3,310,283
4.20%, 01/15/33	6,817	6,690,076
5.00%, 03/01/34	7,647	7,813,562
Waste Management Inc.
1.50%, 03/15/31	12,515	10,869,699
4.15%, 04/15/32(a)	7,597	7,508,150
4.63%, 02/15/30(a)	9,837	10,013,900
4.80%, 03/15/32	6,881	7,029,952
4.88%, 02/15/29	8,024	8,223,168

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34(a)	$9,930	$10,141,283
4.95%, 07/03/31	5,953	6,159,906
4.95%, 03/15/35(a)	13,503	13,716,794
5.35%, 10/15/54	10,544	10,382,517
		124,099,056
Food — 1.3%
Campbell's Co. (The)
4.75%, 03/23/35(a)	8,149	7,911,502
5.40%, 03/21/34	11,341	11,631,522
Conagra Brands Inc.
4.85%, 11/01/28(a)	576	582,280
5.30%, 11/01/38	11,511	11,035,165
5.40%, 11/01/48(a)	9,088	8,302,439
General Mills Inc.
2.88%, 04/15/30	6,698	6,306,898
4.88%, 01/30/30	7,087	7,234,322
4.95%, 03/29/33(a)	6,956	7,051,184
5.25%, 01/30/35(a)	7,174	7,313,803
Hormel Foods Corp., 1.80%, 06/11/30	9,405	8,459,539
J M Smucker Co. (The)
5.90%, 11/15/28(a)	2,914	3,054,499
6.20%, 11/15/33(a)	11,325	12,275,824
6.50%, 11/15/43(a)	6,558	7,139,617
6.50%, 11/15/53(a)	7,775	8,587,148
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	6,016	5,383,717
3.63%, 01/15/32	9,110	8,510,257
4.38%, 02/02/52(a)	8,029	6,299,635
5.50%, 01/15/36(b)	13,485	13,650,671
5.75%, 04/01/33	8,909	9,267,177
6.25%, 03/01/56(b)	12,126	12,221,318
6.38%, 04/15/66(b)	9,002	9,108,098
6.50%, 12/01/52	12,538	13,020,407
6.75%, 03/15/34	10,640	11,735,573
7.25%, 11/15/53(a)	7,184	8,113,197
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(b)	6,994	7,211,780
Kraft Heinz Foods Co.
4.38%, 06/01/46	25,231	21,067,211
4.88%, 10/01/49	12,911	11,289,585
5.00%, 06/04/42	10,666	9,829,727
5.20%, 07/15/45	14,910	13,819,545
5.50%, 06/01/50	9,482	8,985,013
6.88%, 01/26/39(a)	7,932	8,838,663
Kroger Co. (The)
3.95%, 01/15/50(a)	7,433	5,813,161
4.45%, 02/01/47(a)	8,463	7,215,638
5.00%, 09/15/34(a)	18,277	18,419,880
5.50%, 09/15/54(a)	16,395	15,945,528
5.65%, 09/15/64	13,263	12,939,994
Mondelez International Inc.
2.63%, 09/04/50(a)	7,392	4,474,723
2.75%, 04/13/30	7,253	6,808,525
3.00%, 03/17/32	7,284	6,654,448
Sysco Corp.
3.15%, 12/14/51(a)	5,866	3,934,221
5.95%, 04/01/30	11,585	12,284,805
6.60%, 04/01/50(a)	9,583	10,605,462
Tyson Foods Inc.
4.35%, 03/01/29(a)	6,244	6,246,455
Security	Par (000)	Value
Food (continued)
4.55%, 06/02/47	$6,085	$5,224,629
5.10%, 09/28/48(a)	12,170	11,234,059
5.70%, 03/15/34(a)	8,346	8,769,226
		421,808,070
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	5,924	5,061,466
NiSource Inc.
1.70%, 02/15/31	9,794	8,524,658
2.95%, 09/01/29	11,701	11,172,977
3.60%, 05/01/30	12,642	12,252,109
3.95%, 03/30/48	8,930	7,117,490
4.38%, 05/15/47	6,937	5,871,586
4.80%, 02/15/44	7,258	6,613,488
5.35%, 07/15/35	5,502	5,614,151
5.85%, 04/01/55	11,007	11,166,362
		73,394,287
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30	6,335	5,771,004
2.75%, 11/15/50(a)	9,591	5,727,246
		11,498,250
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	10,422	10,509,749
4.90%, 11/30/46(a)	27,697	26,574,028
Agilent Technologies Inc., 2.30%, 03/12/31	8,338	7,494,779
Baxter International Inc.
2.27%, 12/01/28	4,646	4,360,440
2.54%, 02/01/32(a)	19,340	16,882,420
3.13%, 12/01/51(a)	8,930	5,770,961
Danaher Corp.
2.60%, 10/01/50(a)	8,440	5,272,373
2.80%, 12/10/51(a)	9,817	6,351,333
DH Europe Finance II SARL
2.60%, 11/15/29	5,593	5,283,666
3.25%, 11/15/39	8,105	6,655,482
3.40%, 11/15/49	7,530	5,566,707
GE HealthCare Technologies Inc.
4.80%, 08/14/29	14,240	14,522,355
5.50%, 06/15/35	12,316	12,762,413
5.86%, 03/15/30	9,189	9,731,115
5.91%, 11/22/32(a)	12,071	12,983,108
6.38%, 11/22/52	7,544	8,294,858
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	9,184	9,195,974
Medtronic Inc.
4.38%, 03/15/35(a)	12,979	12,755,437
4.63%, 03/15/45	15,751	14,460,917
Solventum Corp.
5.45%, 03/13/31	9,875	10,274,937
5.60%, 03/23/34	13,499	14,031,295
5.90%, 04/30/54(a)	10,252	10,425,890
Stryker Corp.
1.95%, 06/15/30	10,253	9,262,854
4.25%, 09/11/29(a)	6,492	6,521,241
4.63%, 09/11/34(a)	10,653	10,608,834
4.63%, 03/15/46	5,270	4,766,228
4.85%, 02/10/30(a)	8,481	8,700,096
5.20%, 02/10/35	6,033	6,208,647

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	$7,700	$6,827,659
2.60%, 10/01/29(a)	13,281	12,556,536
2.80%, 10/15/41(a)	7,533	5,580,897
4.10%, 08/15/47	9,658	8,156,693
4.47%, 10/07/32	5,383	5,382,620
4.79%, 10/07/35	6,392	6,377,644
4.98%, 08/10/30(a)	5,304	5,479,733
5.00%, 01/31/29(a)	10,762	11,074,639
5.09%, 08/10/33(a)	8,145	8,436,625
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	7,155	6,444,918
		352,546,101
Health Care - Services — 4.2%
Aetna Inc., 6.63%, 06/15/36	6,563	7,193,353
Ascension Health
3.95%, 11/15/46	8,440	6,975,009
Series B, 2.53%, 11/15/29	6,472	6,103,280
Centene Corp.
2.50%, 03/01/31	14,082	12,128,573
2.63%, 08/01/31	7,329	6,282,410
3.00%, 10/15/30	11,600	10,344,555
3.38%, 02/15/30	9,270	8,531,097
4.63%, 12/15/29	21,145	20,521,053
Cigna Group (The)
2.38%, 03/15/31	13,351	12,033,363
2.40%, 03/15/30(a)	8,661	8,008,270
3.20%, 03/15/40(a)	9,465	7,393,664
3.40%, 03/15/50(a)	9,190	6,429,727
3.40%, 03/15/51(a)	11,046	7,682,596
3.88%, 10/15/47	8,446	6,546,130
4.50%, 09/15/30	6,600	6,632,143
4.80%, 08/15/38	20,909	19,913,688
4.80%, 07/15/46	11,987	10,795,378
4.88%, 09/15/32	8,181	8,258,318
4.90%, 12/15/48	23,955	21,426,375
5.00%, 05/15/29(a)	6,224	6,379,052
5.13%, 05/15/31(a)	6,669	6,898,792
5.25%, 02/15/34(a)	10,563	10,862,678
5.25%, 01/15/36	13,972	14,209,158
5.40%, 03/15/33(a)	6,173	6,454,399
5.60%, 02/15/54(a)	12,186	11,945,390
6.00%, 01/15/56(a)	11,160	11,533,056
CommonSpirit Health
3.35%, 10/01/29	2,660	2,567,107
4.19%, 10/01/49(a)	1,859	1,503,896
Elevance Health Inc.
2.25%, 05/15/30	10,169	9,299,973
2.55%, 03/15/31	8,867	8,075,431
2.88%, 09/15/29	10,304	9,824,714
3.13%, 05/15/50	8,291	5,528,149
3.60%, 03/15/51	10,096	7,283,861
3.70%, 09/15/49	7,383	5,475,544
4.38%, 12/01/47	11,361	9,505,028
4.55%, 03/01/48	9,430	8,075,541
4.60%, 09/15/32	6,318	6,291,658
4.63%, 05/15/42	7,965	7,229,610
4.65%, 01/15/43	7,487	6,751,745
4.65%, 08/15/44	7,313	6,510,397
4.75%, 02/15/30(a)	7,204	7,347,358
4.75%, 02/15/33	8,905	8,943,458
Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 11/01/31	$10,348	$10,565,577
5.00%, 01/15/36	6,966	6,928,398
5.13%, 02/15/53	10,343	9,447,581
5.20%, 02/15/35(a)	8,358	8,524,037
5.38%, 06/15/34	9,349	9,651,952
5.65%, 06/15/54(a)	8,551	8,404,432
5.70%, 02/15/55(a)	10,973	10,814,403
5.85%, 11/01/64	7,694	7,662,393
6.10%, 10/15/52	6,101	6,376,416
HCA Inc.
2.38%, 07/15/31	9,507	8,482,518
3.50%, 09/01/30(a)	17,268	16,541,613
3.50%, 07/15/51	14,853	10,284,657
3.63%, 03/15/32	17,738	16,701,136
4.13%, 06/15/29	14,616	14,516,950
4.60%, 11/15/32	7,330	7,268,989
4.63%, 03/15/52	16,977	14,103,296
4.90%, 11/15/35	6,430	6,332,276
5.13%, 06/15/39	10,590	10,281,728
5.25%, 03/01/30	10,695	11,039,609
5.25%, 06/15/49	16,141	14,791,398
5.45%, 04/01/31	10,414	10,841,147
5.45%, 09/15/34	7,402	7,619,292
5.50%, 03/01/32	6,696	6,989,231
5.50%, 06/01/33	9,634	10,023,530
5.50%, 06/15/47	11,857	11,383,274
5.60%, 04/01/34	8,370	8,715,036
5.70%, 11/15/55	9,450	9,207,864
5.75%, 03/01/35	9,270	9,709,428
5.88%, 02/01/29	7,025	7,314,405
5.90%, 06/01/53	9,140	9,082,764
5.95%, 09/15/54	9,686	9,712,543
6.00%, 04/01/54	12,071	12,172,796
6.20%, 03/01/55(a)	10,938	11,341,985
Humana Inc.
2.15%, 02/03/32(a)	11,124	9,572,032
3.70%, 03/23/29	4,657	4,555,534
4.95%, 10/01/44	5,803	5,184,797
5.38%, 04/15/31	11,002	11,351,313
5.50%, 03/15/53(a)	6,329	5,861,474
5.55%, 05/01/35	6,240	6,376,087
5.75%, 04/15/54	9,445	9,052,368
5.88%, 03/01/33(a)	7,158	7,540,714
5.95%, 03/15/34(a)	6,992	7,366,436
ICON Investments Six DAC, 5.85%, 05/08/29	4,909	5,127,818
IQVIA Inc., 6.25%, 02/01/29	7,946	8,372,695
Kaiser Foundation Hospitals
4.15%, 05/01/47	7,208	6,108,552
Series 2019, 3.27%, 11/01/49	3,475	2,494,463
Series 2021, 2.81%, 06/01/41	3,948	2,953,724
Series 2021, 3.00%, 06/01/51(a)	4,636	3,110,600
Laboratory Corp. of America Holdings
4.70%, 02/01/45	6,402	5,773,169
4.80%, 10/01/34	8,967	8,885,544
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	3,832	2,316,398
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	6,626	6,244,926
5.00%, 12/15/34(a)	7,273	7,348,697
6.40%, 11/30/33	5,732	6,363,828

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
2.00%, 05/15/30	$17,546	$15,953,567
2.30%, 05/15/31	19,009	17,098,392
2.75%, 05/15/40	11,584	8,666,529
2.88%, 08/15/29	15,222	14,554,250
2.90%, 05/15/50(a)	12,550	8,118,807
3.05%, 05/15/41	10,496	7,993,734
3.13%, 05/15/60(a)	9,620	5,981,062
3.25%, 05/15/51	20,028	13,694,620
3.50%, 08/15/39(a)	12,069	10,089,953
3.70%, 08/15/49(a)	10,758	8,087,510
3.75%, 10/15/47	10,804	8,348,352
3.88%, 12/15/28	5,012	4,989,281
3.88%, 08/15/59	10,845	7,952,084
4.00%, 05/15/29(a)	11,687	11,654,524
4.20%, 05/15/32(a)	15,270	15,051,685
4.20%, 01/15/47	5,783	4,810,275
4.25%, 01/15/29	5,121	5,146,405
4.25%, 03/15/43	7,716	6,699,804
4.25%, 06/15/48	10,207	8,461,737
4.45%, 12/15/48	8,060	6,872,846
4.50%, 04/15/33(a)	14,401	14,277,853
4.63%, 07/15/35(a)	9,380	9,268,240
4.65%, 01/15/31	15,079	15,299,343
4.75%, 07/15/45	17,714	16,104,965
4.75%, 05/15/52(a)	16,610	14,636,886
4.80%, 01/15/30	6,838	6,992,745
4.90%, 04/15/31	10,545	10,811,832
4.95%, 01/15/32	7,848	8,026,898
4.95%, 05/15/62	7,766	6,844,703
5.00%, 04/15/34	11,796	11,995,400
5.05%, 04/15/53	18,687	17,137,666
5.15%, 07/15/34(a)	13,090	13,440,551
5.20%, 04/15/63	15,794	14,440,299
5.30%, 02/15/30	7,778	8,103,717
5.30%, 06/15/35(a)	12,725	13,168,747
5.35%, 02/15/33	11,639	12,147,312
5.38%, 04/15/54	17,106	16,396,033
5.50%, 07/15/44	12,576	12,604,659
5.50%, 04/15/64	9,597	9,218,694
5.63%, 07/15/54(a)	23,731	23,579,580
5.75%, 07/15/64	16,447	16,376,551
5.80%, 03/15/36	7,146	7,640,297
5.88%, 02/15/53	17,777	18,252,433
5.95%, 06/15/55(a)	8,408	8,738,281
6.05%, 02/15/63(a)	13,422	14,030,492
6.88%, 02/15/38	7,780	9,022,813
Universal Health Services Inc., 2.65%, 10/15/30	8,865	8,041,269
		1,363,312,476
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	10,912	11,489,804
6.90%, 04/13/29	4,494	4,702,426
Ares Capital Corp.
5.50%, 09/01/30(a)	8,049	8,093,481
5.80%, 03/08/32	7,959	8,034,671
5.88%, 03/01/29(a)	10,005	10,237,606
5.95%, 07/15/29	8,545	8,763,430
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund
5.60%, 02/15/30(a)	$8,486	$8,538,671
6.20%, 03/21/32	6,286	6,403,395
Blackstone Private Credit Fund
6.00%, 01/29/32	8,409	8,597,809
6.00%, 11/22/34(a)	7,020	7,116,415
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	103,366
Blue Owl Credit Income Corp.
5.80%, 03/15/30	10,253	10,305,732
6.60%, 09/15/29	8,941	9,239,855
6.65%, 03/15/31(a)	5,018	5,216,405
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	9,555	9,640,831
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	7,287	7,492,359
6.50%, 03/11/29	4,685	4,851,146
		128,827,402
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	8,168	7,849,680
Insurance — 2.2%
Allstate Corp. (The), 5.25%, 03/30/33(a)	3,718	3,851,500
American International Group Inc.
4.38%, 06/30/50	8,338	7,053,081
4.75%, 04/01/48	8,082	7,267,052
5.13%, 03/27/33	7,197	7,396,373
Aon Corp.
2.80%, 05/15/30	12,184	11,454,630
3.75%, 05/02/29	6,206	6,123,492
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	6,545	4,978,190
5.35%, 02/28/33(a)	6,120	6,370,626
Aon North America Inc.
5.15%, 03/01/29	7,738	7,961,562
5.45%, 03/01/34(a)	13,676	14,250,724
5.75%, 03/01/54(a)	13,353	13,468,394
Arch Capital Group Ltd., 3.64%, 06/30/50	6,925	5,213,227
Arthur J Gallagher & Co.
3.50%, 05/20/51	8,345	5,915,150
4.85%, 12/15/29(a)	9,254	9,449,024
5.15%, 02/15/35	10,471	10,569,885
5.55%, 02/15/55	11,334	11,004,200
Athene Holding Ltd.
6.25%, 04/01/54(a)	9,228	9,181,865
6.63%, 05/19/55	7,814	8,181,509
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	9,352	8,276,816
2.50%, 01/15/51(a)	6,871	4,214,735
2.85%, 10/15/50	13,345	8,786,896
2.88%, 03/15/32(a)	7,480	6,972,033
3.85%, 03/15/52	22,666	17,870,688
4.20%, 08/15/48	18,376	15,721,030
4.25%, 01/15/49(a)	18,904	16,230,543
5.75%, 01/15/40	5,735	6,274,125
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	9,093	8,646,838
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,542,764
Brown & Brown Inc.
4.90%, 06/23/30	9,053	9,173,294
5.55%, 06/23/35(a)	9,252	9,517,523
6.25%, 06/23/55	8,534	8,975,274
Chubb Corp. (The), 6.00%, 05/11/37	6,855	7,481,978

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	$14,964	$13,108,210
3.05%, 12/15/61	6,306	3,970,145
4.35%, 11/03/45	10,886	9,656,623
4.90%, 08/15/35	13,067	13,157,882
5.00%, 03/15/34(a)	14,777	15,140,838
Corebridge Financial Inc.
3.85%, 04/05/29	13,543	13,351,344
3.90%, 04/05/32(a)	14,949	14,223,547
4.40%, 04/05/52(a)	9,926	8,202,154
5.75%, 01/15/34	8,148	8,521,770
Equitable Holdings Inc., 5.00%, 04/20/48(a)	10,585	9,728,755
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	8,590	5,549,684
3.50%, 10/15/50(a)	7,467	5,273,332
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,143	2,239,694
6.00%, 12/07/33	3,953	4,205,476
6.35%, 03/22/54	4,876	5,158,574
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	8,083	6,112,530
Manulife Financial Corp.
3.70%, 03/16/32	7,210	6,905,912
5.38%, 03/04/46	6,405	6,420,254
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	10,084	9,180,630
4.38%, 03/15/29	8,327	8,400,569
4.65%, 03/15/30(a)	14,432	14,671,828
4.85%, 11/15/31	6,032	6,160,918
4.90%, 03/15/49	12,650	11,641,586
5.00%, 03/15/35	16,183	16,416,270
5.40%, 03/15/55(a)	12,832	12,612,607
5.70%, 09/15/53(a)	8,709	8,939,804
MetLife Inc.
4.05%, 03/01/45	7,113	5,966,427
4.13%, 08/13/42	6,048	5,201,386
4.55%, 03/23/30(a)	13,832	14,073,637
4.60%, 05/13/46	7,828	7,172,612
4.88%, 11/13/43	6,926	6,512,373
5.00%, 07/15/52(a)	8,718	8,123,417
5.25%, 01/15/54(a)	6,756	6,550,973
5.30%, 12/15/34(a)	6,459	6,717,204
5.38%, 07/15/33(a)	8,423	8,867,697
5.70%, 06/15/35	8,756	9,363,469
5.88%, 02/06/41	7,410	7,841,737
6.38%, 06/15/34(a)	5,257	5,871,798
Progressive Corp. (The), 4.13%, 04/15/47	6,592	5,591,429
Prudential Financial Inc.
3.70%, 03/13/51(a)	10,468	7,932,731
3.91%, 12/07/47	8,880	7,106,665
3.94%, 12/07/49(a)	7,119	5,645,893
4.35%, 02/25/50	8,092	6,856,371
4.60%, 05/15/44	7,413	6,661,542
5.20%, 03/14/35(a)	7,205	7,390,042
5.70%, 12/14/36(a)	6,334	6,730,534
Travelers Companies Inc. (The)
3.05%, 06/08/51(a)	7,040	4,766,570
5.35%, 11/01/40	6,156	6,283,046
5.45%, 05/25/53	7,217	7,266,449
5.70%, 07/24/55	6,843	7,098,184
6.25%, 06/15/37	6,270	6,993,730
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
5.35%, 05/15/33	$6,329	$6,543,951
5.90%, 03/05/54	6,076	6,157,782
		709,613,606
Internet — 2.6%
Alphabet Inc.
1.10%, 08/15/30(a)	8,324	7,302,092
1.90%, 08/15/40(a)	9,942	6,786,820
2.05%, 08/15/50	20,276	11,419,374
2.25%, 08/15/60(a)	20,478	10,882,726
4.00%, 05/15/30(a)	8,673	8,704,947
4.50%, 05/15/35(a)	8,961	8,917,622
5.25%, 05/15/55	11,075	10,980,809
5.30%, 05/15/65(a)	12,824	12,578,832
Amazon.com Inc.
1.50%, 06/03/30	21,396	19,213,732
2.10%, 05/12/31	18,098	16,275,329
2.50%, 06/03/50(a)	27,717	16,956,867
2.70%, 06/03/60	19,618	11,408,813
2.88%, 05/12/41	16,992	12,985,213
3.10%, 05/12/51	30,122	20,709,595
3.25%, 05/12/61	18,792	12,402,865
3.45%, 04/13/29	7,531	7,418,058
3.60%, 04/13/32(a)	13,190	12,731,229
3.88%, 08/22/37(a)	18,178	16,787,697
3.95%, 04/13/52	19,321	15,419,820
4.05%, 08/22/47	29,680	24,845,781
4.10%, 04/13/62(a)	10,621	8,435,009
4.25%, 08/22/57	17,782	14,749,605
4.65%, 12/01/29(a)	10,702	10,966,071
4.70%, 12/01/32(a)	11,817	12,123,225
4.80%, 12/05/34(a)	11,831	12,166,919
4.95%, 12/05/44(a)	16,980	16,620,907
AppLovin Corp.
5.13%, 12/01/29	8,660	8,837,250
5.38%, 12/01/31	5,915	6,106,985
5.50%, 12/01/34	2,880	2,949,565
eBay Inc.
2.60%, 05/10/31	7,413	6,742,573
2.70%, 03/11/30	13,804	12,931,210
3.65%, 05/10/51	7,517	5,631,942
4.00%, 07/15/42	7,529	6,297,412
Expedia Group Inc.
3.25%, 02/15/30(a)	14,538	13,872,117
5.40%, 02/15/35	6,871	7,035,305
Meta Platforms Inc.
3.85%, 08/15/32(a)	14,418	13,901,237
4.20%, 11/15/30	18,280	18,330,338
4.30%, 08/15/29	8,876	8,952,160
4.45%, 08/15/52	25,731	21,525,682
4.55%, 08/15/31	13,989	14,196,180
4.60%, 11/15/32	10,855	10,892,667
4.65%, 08/15/62	18,733	15,573,597
4.75%, 08/15/34(a)	13,225	13,272,584
4.80%, 05/15/30	5,956	6,123,023
4.88%, 11/15/35	15,040	15,192,633
4.95%, 05/15/33	9,308	9,540,507
5.40%, 08/15/54(a)	27,122	26,160,802
5.50%, 11/15/45	44,485	44,932,492
5.55%, 08/15/64	25,063	24,104,719
5.60%, 05/15/53	20,692	20,535,813

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.63%, 11/15/55	$24,655	$24,479,456
5.75%, 05/15/63	14,541	14,460,062
5.75%, 11/15/65	39,485	39,232,691
Netflix Inc.
4.90%, 08/15/34(a)	12,580	12,921,224
5.40%, 08/15/54	8,207	8,140,909
5.88%, 11/15/28(a)	1,276	1,341,150
6.38%, 05/15/29	10,161	10,904,152
Uber Technologies Inc.
4.15%, 01/15/31(a)	8,995	8,917,574
4.30%, 01/15/30	15,578	15,602,746
4.80%, 09/15/34	10,854	10,856,370
4.80%, 09/15/35(a)	12,134	12,034,428
5.35%, 09/15/54(a)	7,439	7,186,340
		839,505,852
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	7,020	7,819,120
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	6,979	6,771,363
Marriott International Inc., 5.50%, 04/15/37	9,506	9,753,869
Marriott International Inc./MD
4.90%, 04/15/29	12,241	12,494,926
5.30%, 05/15/34	8,002	8,213,471
5.35%, 03/15/35	8,130	8,332,570
Series FF, 4.63%, 06/15/30(a)	4,878	4,932,124
Series GG, 3.50%, 10/15/32	12,630	11,743,379
Series HH, 2.85%, 04/15/31	11,342	10,451,085
		72,692,787
Machinery — 0.8%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	9,441	9,684,029
Caterpillar Inc.
2.60%, 04/09/30	15,603	14,717,010
3.25%, 09/19/49	10,706	7,799,553
3.25%, 04/09/50	8,209	5,986,424
3.80%, 08/15/42	11,088	9,433,950
5.20%, 05/15/35	9,073	9,416,398
5.20%, 05/27/41	7,770	7,884,415
Deere & Co.
3.75%, 04/15/50(a)	6,389	5,085,593
3.90%, 06/09/42(a)	10,307	8,954,639
5.45%, 01/16/35(a)	9,345	9,851,304
5.70%, 01/19/55(a)	7,621	8,021,335
Ingersoll Rand Inc.
5.18%, 06/15/29	7,269	7,510,324
5.45%, 06/15/34	7,711	8,023,417
5.70%, 08/14/33	7,065	7,505,778
John Deere Capital Corp.
4.40%, 09/08/31(a)	10,725	10,805,085
4.50%, 01/16/29	4,319	4,383,061
4.70%, 06/10/30(a)	8,276	8,477,608
4.85%, 06/11/29	8,408	8,637,491
4.90%, 03/07/31(a)	6,334	6,528,917
5.10%, 04/11/34(a)	8,555	8,850,752
5.15%, 09/08/33(a)	7,605	7,957,350
Series 1, 5.05%, 06/12/34(a)	9,051	9,323,294
Series I, 4.55%, 06/05/30	10,164	10,317,578
Otis Worldwide Corp.
2.57%, 02/15/30	13,360	12,456,049
3.11%, 02/15/40	9,020	7,058,656
Security	Par (000)	Value
Machinery (continued)
3.36%, 02/15/50(a)	$4,162	$2,988,193
Regal Rexnord Corp.
6.30%, 02/15/30	9,446	9,989,646
6.40%, 04/15/33(a)	11,585	12,423,507
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	6,381	6,626,298
		246,697,654
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	10,615	9,973,030
3.25%, 08/26/49	7,790	5,477,242
3.38%, 03/01/29	6,717	6,564,640
4.00%, 09/14/48	9,279	7,555,963
Eaton Corp.
4.15%, 03/15/33(a)	11,442	11,277,040
4.15%, 11/02/42	6,237	5,518,456
Illinois Tool Works Inc., 3.90%, 09/01/42	7,353	6,283,383
Parker-Hannifin Corp.
3.25%, 06/14/29	11,052	10,738,554
4.00%, 06/14/49	4,422	3,624,642
4.50%, 09/15/29	10,637	10,789,319
Teledyne Technologies Inc., 2.75%, 04/01/31	10,397	9,600,034
		87,402,303
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,336	4,036,199
2.30%, 02/01/32	5,777	4,934,268
2.80%, 04/01/31	11,378	10,206,434
3.50%, 06/01/41	11,028	7,944,539
3.50%, 03/01/42	13,036	9,206,116
3.70%, 04/01/51(a)	16,645	10,727,173
3.85%, 04/01/61(a)	19,100	11,738,807
3.90%, 06/01/52	20,432	13,443,915
3.95%, 06/30/62	13,095	8,094,568
4.40%, 04/01/33	7,971	7,484,606
4.40%, 12/01/61	12,360	8,330,462
4.80%, 03/01/50	23,731	18,411,556
5.05%, 03/30/29	7,191	7,269,393
5.13%, 07/01/49	11,200	9,105,032
5.25%, 04/01/53(a)	14,150	11,509,026
5.38%, 04/01/38	10,033	9,291,566
5.38%, 05/01/47	20,228	17,076,937
5.50%, 04/01/63	10,597	8,594,357
5.75%, 04/01/48	26,051	23,055,067
5.85%, 12/01/35(a)	10,560	10,521,821
6.10%, 06/01/29	11,036	11,539,082
6.38%, 10/23/35	13,900	14,355,500
6.48%, 10/23/45	29,539	28,566,124
6.55%, 06/01/34	9,758	10,265,559
6.65%, 02/01/34	7,985	8,439,672
6.70%, 12/01/55(a)	6,477	6,384,293
Comcast Corp.
1.50%, 02/15/31(a)	15,046	13,010,947
1.95%, 01/15/31	13,111	11,603,492
2.45%, 08/15/52(a)	13,282	7,186,239
2.65%, 02/01/30	15,288	14,312,641
2.65%, 08/15/62	10,282	5,278,955
2.80%, 01/15/51(a)	16,527	9,907,989

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.89%, 11/01/51	$44,490	$26,839,625
2.94%, 11/01/56	53,214	30,818,393
2.99%, 11/01/63	37,526	20,862,445
3.20%, 07/15/36(a)	5,289	4,465,567
3.25%, 11/01/39	7,857	6,213,614
3.40%, 04/01/30	15,528	14,994,141
3.40%, 07/15/46	8,751	6,257,986
3.45%, 02/01/50	13,690	9,394,895
3.75%, 04/01/40	14,191	11,776,921
3.90%, 03/01/38	12,902	11,231,441
3.97%, 11/01/47	19,159	14,725,592
4.00%, 08/15/47	9,335	7,228,682
4.00%, 03/01/48	9,805	7,546,225
4.00%, 11/01/49	15,058	11,382,740
4.05%, 11/01/52(a)	7,427	5,552,061
4.20%, 08/15/34	12,043	11,481,414
4.25%, 10/15/30(a)	8,101	8,084,468
4.25%, 01/15/33(a)	9,672	9,416,583
4.40%, 08/15/35(a)	9,649	9,179,154
4.60%, 10/15/38	11,036	10,273,192
4.60%, 08/15/45(a)	7,294	6,330,295
4.65%, 02/15/33	8,255	8,251,375
4.70%, 10/15/48	14,975	12,772,768
4.80%, 05/15/33(a)	5,862	5,889,584
4.95%, 10/15/58	7,917	6,783,580
5.17%, 01/15/37(b)	15,256	15,058,884
5.30%, 06/01/34(a)	12,975	13,314,540
5.30%, 05/15/35(a)	9,329	9,507,706
5.35%, 05/15/53(a)	10,921	10,123,190
5.50%, 11/15/32(a)	5,644	5,940,382
5.50%, 05/15/64(a)	13,920	12,785,421
5.65%, 06/15/35(a)	7,256	7,603,808
5.65%, 06/01/54	10,813	10,328,477
6.05%, 05/15/55(a)	8,166	8,244,058
7.05%, 03/15/33(a)	5,619	6,401,591
Fox Corp.
4.71%, 01/25/29	10,294	10,414,341
5.48%, 01/25/39	11,944	11,968,795
5.58%, 01/25/49(a)	13,616	13,221,810
6.50%, 10/13/33	8,270	9,082,798
Paramount Global
4.20%, 05/19/32(a)	4,358	4,028,737
4.38%, 03/15/43	6,292	4,755,943
4.95%, 01/15/31	2,543	2,494,308
4.95%, 05/19/50	3,139	2,444,707
5.85%, 09/01/43	6,608	5,916,475
6.88%, 04/30/36(a)	7,043	7,395,929
7.88%, 07/30/30	1,924	2,124,984
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,141	9,443,955
Time Warner Cable LLC
4.50%, 09/15/42	12,768	10,093,779
5.50%, 09/01/41	12,981	11,705,909
5.88%, 11/15/40	11,176	10,381,905
6.55%, 05/01/37	10,391	10,638,619
6.75%, 06/15/39	11,898	12,272,264
7.30%, 07/01/38(a)	15,647	16,832,231
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	6,193	5,288,772
Walt Disney Co. (The)
2.00%, 09/01/29	7,173	6,669,796
2.65%, 01/13/31(a)	26,283	24,490,860
Security	Par (000)	Value
Media (continued)
2.75%, 09/01/49(a)	$13,283	$8,587,313
3.50%, 05/13/40(a)	10,493	8,795,452
3.60%, 01/13/51	21,958	16,642,550
3.80%, 03/22/30(a)	7,569	7,493,012
3.80%, 05/13/60(a)	9,601	7,222,363
4.63%, 03/23/40(a)	7,442	7,162,100
4.70%, 03/23/50(a)	14,389	13,145,139
6.20%, 12/15/34(a)	10,303	11,613,300
6.40%, 12/15/35	12,393	14,075,429
6.65%, 11/15/37	10,310	11,897,195
		1,027,193,903
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	5,708	5,870,610
5.75%, 05/01/43	6,410	6,629,598
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	7,105	7,546,154
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	9,596	8,410,537
4.90%, 02/28/33	7,853	8,024,785
5.00%, 02/21/30	10,976	11,316,617
5.00%, 09/30/43	21,351	20,550,927
5.13%, 02/21/32	6,152	6,374,187
5.25%, 09/08/30	7,579	7,899,682
5.25%, 09/08/33	7,147	7,439,085
5.30%, 02/21/35(a)	13,851	14,354,971
5.50%, 09/08/53(a)	9,861	10,004,899
5.75%, 09/05/55(a)	8,078	8,393,443
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	13,672	13,281,969
Newmont Corp., 2.60%, 07/15/32(a)	6,385	5,785,159
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	5,971	6,231,517
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	5,805	6,374,665
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	8,661	5,457,418
5.20%, 11/02/40	9,556	9,585,192
Rio Tinto Finance USA PLC
4.13%, 08/21/42	8,418	7,336,064
4.88%, 03/14/30(a)	10,670	10,941,584
5.00%, 03/14/32	10,398	10,712,476
5.13%, 03/09/53	8,184	7,791,385
5.25%, 03/14/35(a)	12,926	13,358,127
5.75%, 03/14/55(a)	14,478	14,986,172
5.88%, 03/14/65(a)	9,543	9,985,520
		244,642,743
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	8,129	7,572,862
Oil & Gas — 4.1%
BP Capital Markets America Inc.
1.75%, 08/10/30	19,436	17,375,848
2.72%, 01/12/32(a)	18,819	17,115,561
2.77%, 11/10/50(a)	12,555	7,929,709
2.94%, 06/04/51(a)	18,637	12,102,260
3.00%, 02/24/50	18,243	12,133,071
3.00%, 03/17/52(a)	9,584	6,275,289
3.06%, 06/17/41	10,755	8,245,427
3.38%, 02/08/61(a)	15,308	10,210,990
3.63%, 04/06/30(a)	15,962	15,635,828
4.70%, 04/10/29	11,959	12,175,225

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.81%, 02/13/33	$18,266	$18,533,800
4.89%, 09/11/33	16,688	16,965,892
4.97%, 10/17/29	7,973	8,209,564
4.99%, 04/10/34(a)	10,071	10,284,170
5.23%, 11/17/34	13,416	13,875,524
BP Capital Markets PLC, 3.72%, 11/28/28	4,068	4,031,363
Canadian Natural Resources Ltd.
4.95%, 06/01/47	4,868	4,317,719
5.00%, 12/15/29(b)	6,660	6,796,021
5.40%, 12/15/34(a)(b)	8,531	8,666,856
6.25%, 03/15/38	7,241	7,702,914
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,386	4,542,193
Chevron Corp.
2.24%, 05/11/30	15,147	14,008,018
3.08%, 05/11/50	6,714	4,661,742
Chevron USA Inc.
2.34%, 08/12/50	6,091	3,625,716
4.30%, 10/15/30(a)	10,318	10,392,662
4.50%, 10/15/32(a)	9,616	9,710,555
4.69%, 04/15/30	12,153	12,436,172
4.85%, 10/15/35(a)	8,163	8,255,810
4.98%, 04/15/35(a)	7,011	7,197,903
ConocoPhillips Co.
3.76%, 03/15/42(a)	7,576	6,236,268
3.80%, 03/15/52(a)	9,899	7,443,611
4.03%, 03/15/62(a)	14,318	10,640,495
4.30%, 11/15/44	8,366	7,222,108
4.70%, 01/15/30(a)	12,004	12,238,988
5.00%, 01/15/35(a)	7,932	8,032,607
5.05%, 09/15/33(a)	10,746	11,068,348
5.30%, 05/15/53(a)	9,219	8,736,904
5.50%, 01/15/55(a)	11,960	11,668,115
5.55%, 03/15/54(a)	8,110	7,978,564
6.50%, 02/01/39	12,177	13,723,506
Coterra Energy Inc.
5.40%, 02/15/35(a)	9,228	9,284,691
5.90%, 02/15/55	5,949	5,709,948
Devon Energy Corp.
4.75%, 05/15/42	7,565	6,555,801
5.00%, 06/15/45(a)	7,077	6,119,516
5.20%, 09/15/34(a)	9,614	9,538,490
5.60%, 07/15/41	8,772	8,447,283
5.75%, 09/15/54(a)	8,745	8,049,810
Diamondback Energy Inc.
3.13%, 03/24/31	12,158	11,304,347
3.50%, 12/01/29	6,926	6,684,359
4.25%, 03/15/52	7,304	5,763,787
5.15%, 01/30/30	8,145	8,355,470
5.40%, 04/18/34	11,784	12,011,896
5.55%, 04/01/35	13,073	13,405,663
5.75%, 04/18/54	13,133	12,589,641
5.90%, 04/18/64	8,712	8,335,763
6.25%, 03/15/33	9,302	9,999,567
EOG Resources Inc.
4.38%, 04/15/30(a)	8,050	8,111,768
4.95%, 04/15/50(a)	6,083	5,545,918
5.00%, 07/15/32	12,486	12,736,799
5.35%, 01/15/36	12,718	13,083,930
5.65%, 12/01/54(a)	8,393	8,382,647
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
4.75%, 01/15/31	$5,921	$5,924,597
5.75%, 02/01/34(a)	6,392	6,688,809
Equinor ASA
2.38%, 05/22/30	1,449	1,346,533
3.13%, 04/06/30(a)	3,707	3,555,901
3.25%, 11/18/49	1,812	1,299,460
3.70%, 04/06/50	1,709	1,327,446
3.95%, 05/15/43	1,649	1,399,094
4.80%, 11/08/43	1,854	1,758,435
5.10%, 08/17/40	1,661	1,666,178
5.13%, 06/03/35(a)	5,500	5,664,888
Expand Energy Corp.
4.75%, 02/01/32	12,671	12,438,727
5.38%, 03/15/30	7,821	7,935,876
5.70%, 01/15/35	7,287	7,490,698
Exxon Mobil Corp.
2.44%, 08/16/29(a)	12,397	11,803,030
2.61%, 10/15/30	17,485	16,345,784
3.00%, 08/16/39	7,214	5,788,532
3.10%, 08/16/49	14,606	10,156,035
3.45%, 04/15/51	26,007	19,108,617
3.48%, 03/19/30	17,516	17,115,971
3.57%, 03/06/45	13,048	10,387,090
4.11%, 03/01/46	19,085	16,246,005
4.23%, 03/19/40	12,643	11,641,308
4.33%, 03/19/50	19,708	16,892,696
Hess Corp.
5.60%, 02/15/41(a)	9,004	9,414,695
6.00%, 01/15/40	8,194	8,923,065
Marathon Petroleum Corp.
4.75%, 09/15/44	6,922	6,056,808
5.15%, 03/01/30	11,517	11,829,756
5.70%, 03/01/35(a)	10,379	10,731,980
6.50%, 03/01/41	8,887	9,540,172
Occidental Petroleum Corp.
5.20%, 08/01/29	14,421	14,726,525
5.38%, 01/01/32(a)	12,120	12,319,633
5.55%, 10/01/34(a)	14,255	14,434,679
6.05%, 10/01/54(a)	10,621	10,301,434
6.13%, 01/01/31	6,177	6,509,952
6.45%, 09/15/36	14,114	14,974,706
6.60%, 03/15/46(a)	9,987	10,402,142
6.63%, 09/01/30	6,547	7,025,917
7.50%, 05/01/31(a)	5,681	6,360,714
8.88%, 07/15/30(a)	7,217	8,346,054
Phillips 66
2.15%, 12/15/30	13,223	11,812,690
3.30%, 03/15/52(a)	7,613	5,045,621
4.65%, 11/15/34(a)	9,399	9,213,013
4.88%, 11/15/44	13,610	12,115,020
5.88%, 05/01/42	12,169	12,402,484
Phillips 66 Co.
5.25%, 06/15/31	7,169	7,436,257
5.30%, 06/30/33	6,530	6,718,423
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,359,202
2.15%, 01/15/31(a)	4,545	4,104,340
Shell Finance U.S. Inc.
2.38%, 11/07/29	14,104	13,256,767
2.75%, 04/06/30(a)	13,945	13,206,761

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.25%, 04/06/50(a)	$16,310	$11,576,052
3.75%, 09/12/46(a)	9,044	7,178,438
4.00%, 05/10/46	12,306	10,160,498
4.13%, 05/11/35(a)	10,702	10,312,798
4.38%, 05/11/45	20,218	17,677,841
4.55%, 08/12/43	6,622	6,016,133
Shell International Finance BV
3.00%, 11/26/51(a)	9,968	6,642,709
3.13%, 11/07/49	11,397	7,894,416
3.88%, 11/13/28(a)	5,926	5,920,227
5.50%, 03/25/40	10,479	10,869,608
6.38%, 12/15/38	19,452	21,962,629
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,461	3,927,119
4.00%, 11/15/47(a)	5,720	4,389,263
6.85%, 06/01/39	6,451	7,186,571
TotalEnergies Capital International SA
2.83%, 01/10/30	13,728	13,068,779
2.99%, 06/29/41	8,263	6,250,909
3.13%, 05/29/50	17,524	12,002,613
3.39%, 06/29/60	7,225	4,825,591
3.46%, 02/19/29	9,811	9,629,022
3.46%, 07/12/49	7,177	5,252,926
TotalEnergies Capital SA
4.72%, 09/10/34(a)	9,795	9,882,272
5.15%, 04/05/34(a)	5,357	5,564,828
5.28%, 09/10/54(a)	8,859	8,487,335
5.43%, 09/10/64	11,440	10,990,182
5.49%, 04/05/54(a)	14,404	14,196,120
5.64%, 04/05/64	9,504	9,441,237
Valero Energy Corp.
3.65%, 12/01/51(a)	6,201	4,341,292
6.63%, 06/15/37(a)	10,885	12,029,919
Viper Energy Partners LLC, 5.70%, 08/01/35	9,206	9,370,081
Woodside Finance Ltd.
5.10%, 09/12/34	8,337	8,261,739
5.40%, 05/19/30	9,203	9,453,518
5.70%, 09/12/54(a)	6,767	6,502,523
6.00%, 05/19/35	11,895	12,454,092
		1,349,690,210
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,488	10,271,592
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	9,187	7,399,682
Halliburton Co.
2.92%, 03/01/30	11,106	10,482,457
4.75%, 08/01/43(a)	6,398	5,717,665
4.85%, 11/15/35(a)	7,445	7,343,094
5.00%, 11/15/45(a)	17,631	16,003,056
6.70%, 09/15/38(a)	6,945	7,786,557
7.45%, 09/15/39(a)	7,586	9,067,097
		74,071,200
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	7,778	7,089,463
5.50%, 03/17/35(a)	6,820	7,046,880
Berry Global Inc.
5.65%, 01/15/34(a)	7,310	7,650,275
5.80%, 06/15/31	6,428	6,812,333
Security	Par (000)	Value
Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	$8,939	$9,210,084
5.44%, 04/03/34	9,738	10,056,626
5.78%, 04/03/54(a)	7,949	8,065,634
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	8,362	8,614,701
WRKCo Inc., 4.90%, 03/15/29	6,916	7,046,235
		71,592,231
Pharmaceuticals — 7.2%
AbbVie Inc.
3.20%, 11/21/29	50,033	48,331,928
4.05%, 11/21/39	34,939	31,294,541
4.25%, 11/14/28(a)	1,450	1,461,099
4.25%, 11/21/49	45,992	38,711,802
4.30%, 05/14/36	8,296	7,965,126
4.40%, 11/06/42	21,031	18,984,612
4.45%, 05/14/46	16,615	14,693,065
4.50%, 05/14/35	23,797	23,374,420
4.55%, 03/15/35(a)	24,253	23,971,806
4.70%, 05/14/45	21,913	20,145,171
4.75%, 03/15/45	6,441	5,970,485
4.80%, 03/15/29	5,247	5,368,511
4.85%, 06/15/44	9,408	8,859,170
4.88%, 03/15/30	5,698	5,867,833
4.88%, 11/14/48	17,052	15,843,184
4.95%, 03/15/31(a)	8,637	8,929,711
5.05%, 03/15/34(a)	22,941	23,616,248
5.20%, 03/15/35	11,422	11,815,807
5.35%, 03/15/44	7,362	7,386,459
5.40%, 03/15/54	23,868	23,714,314
5.50%, 03/15/64	13,514	13,498,610
5.60%, 03/15/55	9,457	9,655,939
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	13,835	12,546,558
4.85%, 02/26/29	7,700	7,894,191
4.90%, 02/26/31	12,727	13,150,086
5.00%, 02/26/34(a)	5,701	5,892,507
AstraZeneca PLC
1.38%, 08/06/30(a)	6,711	5,931,438
3.00%, 05/28/51	6,983	4,817,709
4.00%, 01/17/29(a)	4,623	4,625,483
4.00%, 09/18/42	10,236	8,946,619
4.38%, 11/16/45	5,483	4,906,653
4.38%, 08/17/48(a)	5,724	5,072,646
6.45%, 09/15/37	18,370	21,043,667
Becton Dickinson & Co.
1.96%, 02/11/31(a)	13,417	11,856,029
2.82%, 05/20/30(a)	5,210	4,888,184
4.67%, 06/06/47	13,139	11,644,003
4.69%, 12/15/44	7,974	7,146,056
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,230	8,998,884
2.35%, 11/13/40(a)	8,153	5,763,515
2.55%, 11/13/50	18,259	11,028,978
2.95%, 03/15/32	11,471	10,561,683
3.40%, 07/26/29	27,930	27,266,869
3.55%, 03/15/42(a)	10,212	8,277,867
3.70%, 03/15/52	16,914	12,694,656
3.90%, 03/15/62	5,988	4,392,411
4.13%, 06/15/39(a)	15,277	13,882,112
4.25%, 10/26/49	30,790	25,610,432

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.35%, 11/15/47	$9,464	$8,100,186
4.55%, 02/20/48	11,353	9,956,660
4.90%, 02/22/29(a)	6,552	6,720,580
5.10%, 02/22/31	6,077	6,319,554
5.20%, 02/22/34	15,974	16,589,900
5.55%, 02/22/54(a)	23,647	23,559,773
5.65%, 02/22/64	17,824	17,695,571
5.75%, 02/01/31	5,491	5,871,776
5.90%, 11/15/33(a)	7,642	8,319,978
6.25%, 11/15/53	10,934	11,947,442
6.40%, 11/15/63(a)	10,640	11,744,627
Cardinal Health Inc.
5.00%, 11/15/29	6,118	6,277,277
5.35%, 11/15/34(a)	9,441	9,708,183
Cencora Inc., 2.70%, 03/15/31	9,914	9,114,205
CVS Health Corp.
1.75%, 08/21/30	6,219	5,475,793
1.88%, 02/28/31	12,825	11,189,207
2.13%, 09/15/31(a)	13,348	11,645,090
3.25%, 08/15/29	14,027	13,489,234
3.75%, 04/01/30(a)	13,607	13,226,290
4.78%, 03/25/38	44,289	41,625,260
5.00%, 01/30/29(a)	5,463	5,577,411
5.00%, 09/15/32(a)	9,515	9,658,385
5.05%, 03/25/48	64,794	57,936,054
5.13%, 02/21/30(a)	15,474	15,890,376
5.13%, 07/20/45(a)	27,995	25,482,737
5.25%, 01/30/31	6,961	7,174,715
5.25%, 02/21/33(a)	11,396	11,684,187
5.30%, 06/01/33	8,133	8,361,997
5.30%, 12/05/43	6,007	5,662,377
5.40%, 06/01/29(a)	9,106	9,418,130
5.45%, 09/15/35(a)	15,381	15,700,343
5.55%, 06/01/31(a)	8,004	8,389,297
5.63%, 02/21/53	11,375	10,765,896
5.70%, 06/01/34	8,559	8,944,145
5.88%, 06/01/53(a)	11,469	11,270,701
6.00%, 06/01/44	7,002	7,091,647
6.00%, 06/01/63	8,992	8,838,262
6.05%, 06/01/54(a)	10,011	10,101,250
6.20%, 09/15/55(a)	10,272	10,558,020
Eli Lilly & Co.
2.25%, 05/15/50	16,109	9,433,964
2.50%, 09/15/60(a)	8,313	4,688,991
3.38%, 03/15/29	9,581	9,417,354
3.95%, 03/15/49(a)	7,551	6,178,492
4.20%, 08/14/29(a)	7,442	7,500,214
4.25%, 03/15/31	17,146	17,163,350
4.50%, 02/09/29	8,345	8,481,548
4.55%, 10/15/32	9,245	9,325,532
4.60%, 08/14/34	14,524	14,574,872
4.70%, 02/27/33(a)	11,557	11,796,997
4.70%, 02/09/34(a)	9,491	9,594,881
4.75%, 02/12/30	6,518	6,690,475
4.88%, 02/27/53	10,584	9,882,119
4.90%, 02/12/32	7,829	8,099,559
4.90%, 10/15/35	12,487	12,682,645
4.95%, 02/27/63	8,439	7,802,513
5.00%, 02/09/54	11,511	10,896,976
5.05%, 08/14/54	9,494	9,037,747
5.10%, 02/12/35(a)	13,428	13,897,087
Security	Par (000)	Value
Pharmaceuticals (continued)
5.10%, 02/09/64	$9,396	$8,845,475
5.20%, 08/14/64	7,014	6,735,010
5.50%, 02/12/55(a)	9,863	10,046,179
5.55%, 10/15/55	9,612	9,829,326
5.60%, 02/12/65	8,599	8,783,932
5.65%, 10/15/65	8,525	8,761,469
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30(a)	11,458	11,622,017
4.88%, 04/15/35(a)	8,216	8,322,762
6.38%, 05/15/38	19,442	21,911,892
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	15,367	15,029,189
Johnson & Johnson
1.30%, 09/01/30(a)	14,225	12,608,613
2.10%, 09/01/40	12,699	8,984,592
2.25%, 09/01/50(a)	9,547	5,741,295
2.45%, 09/01/60	9,414	5,348,043
3.40%, 01/15/38	7,003	6,182,835
3.50%, 01/15/48	8,271	6,498,278
3.55%, 03/01/36	11,416	10,503,562
3.63%, 03/03/37	7,849	7,139,989
3.70%, 03/01/46	15,502	12,734,901
3.75%, 03/03/47	7,774	6,380,006
4.38%, 12/05/33(a)	9,411	9,544,081
4.70%, 03/01/30	10,572	10,892,235
4.80%, 06/01/29	6,209	6,403,794
4.85%, 03/01/32(a)	7,635	7,936,618
4.90%, 06/01/31	12,290	12,827,047
4.95%, 06/01/34(a)	9,842	10,372,120
5.00%, 03/01/35(a)	11,465	11,911,121
5.25%, 06/01/54(a)	8,049	8,208,494
5.95%, 08/15/37	6,722	7,533,858
Merck & Co. Inc.
1.45%, 06/24/30	12,583	11,176,599
1.90%, 12/10/28(a)	4,660	4,385,876
2.15%, 12/10/31(a)	12,896	11,430,560
2.35%, 06/24/40(a)	8,588	6,207,267
2.45%, 06/24/50	15,096	9,117,868
2.75%, 12/10/51(a)	20,301	12,857,232
2.90%, 12/10/61	9,874	5,909,528
3.40%, 03/07/29	9,211	9,022,177
3.70%, 02/10/45	17,516	14,112,809
3.90%, 03/07/39	12,877	11,549,840
4.00%, 03/07/49(a)	10,355	8,431,410
4.15%, 09/15/30(a)	9,875	9,888,091
4.15%, 05/18/43(a)	7,732	6,719,693
4.30%, 05/17/30	7,977	8,048,191
4.50%, 05/17/33(a)	9,533	9,603,966
4.55%, 09/15/32(a)	8,061	8,130,621
4.90%, 05/17/44(a)	10,629	10,088,289
4.95%, 09/15/35(a)	11,614	11,788,626
5.00%, 05/17/53	11,073	10,386,887
5.15%, 05/17/63	11,417	10,755,731
5.70%, 09/15/55	11,940	12,329,597
Mylan Inc., 5.20%, 04/15/48(a)	3,845	3,127,527
Novartis Capital Corp.
2.20%, 08/14/30	11,768	10,840,682
2.75%, 08/14/50(a)	11,974	7,880,324
3.80%, 09/18/29	9,475	9,415,805
4.00%, 09/18/31	6,668	6,630,120
4.00%, 11/20/45	10,652	9,000,928
4.20%, 09/18/34	9,224	9,033,494

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 05/06/44	$12,695	$11,505,683
4.70%, 09/18/54	7,074	6,456,901
Pfizer Inc.
1.70%, 05/28/30(a)	7,668	6,911,027
1.75%, 08/18/31(a)	14,091	12,397,546
2.55%, 05/28/40	8,540	6,296,744
2.63%, 04/01/30	24,885	23,418,587
2.70%, 05/28/50(a)	9,939	6,335,674
3.45%, 03/15/29(a)	12,435	12,252,353
3.90%, 03/15/39	9,138	8,116,393
4.00%, 12/15/36(a)	12,542	11,729,911
4.00%, 03/15/49	10,204	8,310,156
4.13%, 12/15/46	8,997	7,529,932
4.20%, 09/15/48	9,427	7,933,607
4.30%, 06/15/43	5,605	4,927,092
4.40%, 05/15/44	6,865	6,171,385
7.20%, 03/15/39	20,187	24,274,952
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	11,817	12,050,369
4.75%, 05/19/33(a)	41,349	41,843,067
5.11%, 05/19/43	27,187	26,358,571
5.30%, 05/19/53(a)	52,659	50,754,124
5.34%, 05/19/63	36,081	34,182,100
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	22,801	20,764,640
3.03%, 07/09/40	16,368	12,580,011
3.18%, 07/09/50(a)	15,052	10,246,578
3.38%, 07/09/60(a)	6,022	3,937,391
5.00%, 11/26/28	4,097	4,186,718
5.30%, 07/05/34	14,271	14,704,616
5.65%, 07/05/44	8,759	8,953,994
Takeda U.S. Financing Inc.
5.20%, 07/07/35	13,586	13,820,777
5.90%, 07/07/55(a)	6,989	7,207,856
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	5,745	4,742,282
Viatris Inc.
2.70%, 06/22/30(a)	8,467	7,657,860
3.85%, 06/22/40	7,843	5,967,103
4.00%, 06/22/50(a)	9,775	6,586,547
Wyeth LLC
5.95%, 04/01/37(a)	13,987	15,157,234
6.50%, 02/01/34	8,719	9,859,448
Zoetis Inc.
2.00%, 05/15/30	6,897	6,280,843
4.70%, 02/01/43	8,731	8,099,032
5.00%, 08/17/35	10,332	10,427,354
5.60%, 11/16/32	5,583	5,936,928
		2,354,908,766
Pipelines — 4.2%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	6,402	6,229,442
Cheniere Energy Inc., 5.65%, 04/15/34	10,040	10,372,999
Cheniere Energy Partners LP
3.25%, 01/31/32	13,150	12,004,367
4.00%, 03/01/31	10,699	10,331,225
4.50%, 10/01/29	6,697	6,694,315
5.55%, 10/30/35(a)(b)	8,607	8,807,922
5.75%, 08/15/34(a)	9,365	9,733,564
5.95%, 06/30/33	12,002	12,664,141
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	5,685	5,594,498
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33(a)	$6,555	$5,588,033
3.13%, 11/15/29	10,186	9,729,278
3.40%, 08/01/51	9,711	6,699,525
5.30%, 04/05/29	6,765	6,977,616
5.50%, 12/01/46(a)	5,607	5,568,078
5.55%, 06/20/35	10,902	11,261,864
5.63%, 04/05/34	12,463	12,999,507
5.70%, 03/08/33	15,384	16,214,776
5.95%, 04/05/54(a)	10,393	10,662,712
6.20%, 11/15/30(a)	6,591	7,105,505
6.70%, 11/15/53(a)	9,299	10,365,911
Energy Transfer LP
3.75%, 05/15/30	16,658	16,160,639
5.00%, 05/15/50	18,205	15,431,754
5.15%, 03/15/45	10,464	9,307,328
5.25%, 04/15/29(a)	8,179	8,403,616
5.25%, 07/01/29(a)	6,259	6,440,340
5.30%, 04/15/47	9,078	8,155,206
5.35%, 05/15/45	8,210	7,501,066
5.40%, 10/01/47	14,327	12,970,037
5.55%, 05/15/34	8,137	8,342,621
5.60%, 09/01/34	13,950	14,330,348
5.70%, 04/01/35	13,200	13,588,868
5.75%, 02/15/33	11,328	11,854,047
5.95%, 05/15/54	13,617	13,094,275
6.00%, 06/15/48	9,167	8,945,358
6.05%, 09/01/54	10,782	10,491,467
6.13%, 12/15/45	7,645	7,616,047
6.20%, 04/01/55(a)	9,421	9,345,527
6.25%, 04/15/49	13,371	13,349,088
6.40%, 12/01/30	6,644	7,195,403
6.50%, 02/01/42(a)	8,410	8,850,255
6.55%, 12/01/33	11,808	12,909,327
Enterprise Products Operating LLC
2.80%, 01/31/30	16,540	15,652,948
3.13%, 07/31/29	13,406	12,946,704
3.20%, 02/15/52(a)	10,334	7,010,539
3.30%, 02/15/53	6,511	4,451,510
3.70%, 01/31/51	8,651	6,470,400
3.95%, 01/31/60	6,760	5,052,389
4.20%, 01/31/50	10,191	8,348,912
4.25%, 02/15/48	12,106	10,121,696
4.45%, 02/15/43	8,369	7,434,009
4.60%, 01/15/31(a)	5,894	5,963,919
4.80%, 02/01/49	12,135	10,903,322
4.85%, 01/31/34(a)	7,208	7,293,997
4.85%, 08/15/42	5,770	5,388,884
4.85%, 03/15/44	12,772	11,842,164
4.90%, 05/15/46	7,398	6,806,110
4.95%, 02/15/35(a)	10,776	10,895,414
5.10%, 02/15/45	10,363	9,870,159
5.20%, 01/15/36	6,053	6,167,186
5.35%, 01/31/33	7,032	7,362,213
5.55%, 02/16/55	11,929	11,792,524
5.95%, 02/01/41	5,539	5,877,872
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,899	7,673,894
6.95%, 01/15/38	8,110	9,141,188
Kinder Morgan Inc.
2.00%, 02/15/31(a)	10,481	9,296,450

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.60%, 02/15/51	$9,899	$6,990,173
4.80%, 02/01/33(a)	8,748	8,745,661
5.00%, 02/01/29	4,720	4,825,171
5.05%, 02/15/46	7,094	6,439,706
5.15%, 06/01/30(a)	10,110	10,419,639
5.20%, 06/01/33	8,426	8,624,217
5.20%, 03/01/48	7,708	7,088,739
5.30%, 12/01/34	8,768	8,938,197
5.40%, 02/01/34(a)	9,159	9,429,651
5.45%, 08/01/52	6,138	5,783,155
5.55%, 06/01/45	13,160	12,790,030
5.85%, 06/01/35(a)	5,632	5,929,909
5.95%, 08/01/54(a)	7,621	7,693,280
7.75%, 01/15/32	7,015	8,124,866
MPLX LP
2.65%, 08/15/30(a)	9,144	8,416,264
4.50%, 04/15/38	12,247	11,096,100
4.70%, 04/15/48	9,454	7,876,451
4.80%, 02/15/29	5,786	5,875,152
4.80%, 02/15/31	9,410	9,494,211
4.95%, 09/01/32(a)	10,518	10,540,827
4.95%, 03/14/52	11,517	9,796,948
5.00%, 01/15/33(a)	9,675	9,665,134
5.00%, 03/01/33	14,193	14,178,760
5.20%, 03/01/47	9,580	8,601,412
5.40%, 04/01/35	6,747	6,790,800
5.40%, 09/15/35(a)	15,136	15,200,231
5.50%, 06/01/34	13,890	14,151,825
5.50%, 02/15/49	12,652	11,726,629
5.95%, 04/01/55(a)	7,925	7,721,008
6.20%, 09/15/55	10,031	10,072,033
ONEOK Inc.
3.10%, 03/15/30	7,025	6,649,122
3.95%, 03/01/50(a)	7,200	5,240,426
4.75%, 10/15/31(a)	10,382	10,370,197
4.95%, 10/15/32	7,807	7,818,614
5.05%, 11/01/34(a)	12,224	12,059,760
5.20%, 07/15/48	8,798	7,858,825
5.40%, 10/15/35(a)	9,541	9,576,134
5.65%, 11/01/28	4,273	4,428,436
5.70%, 11/01/54	12,470	11,621,360
5.85%, 11/01/64(a)	6,599	6,216,238
6.05%, 09/01/33	10,369	10,970,358
6.10%, 11/15/32	6,451	6,898,770
6.25%, 10/15/55	12,957	12,978,353
6.63%, 09/01/53	14,408	15,107,416
Plains All American Pipeline LP, 5.95%, 06/15/35	7,758	8,093,899
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	7,205	6,971,139
3.80%, 09/15/30(a)	8,845	8,547,187
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	8,422	8,450,493
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	9,367	9,458,285
5.58%, 10/01/34	9,964	9,997,654
Targa Resources Corp.
4.20%, 02/01/33	12,380	11,780,726
4.90%, 09/15/30	10,072	10,208,251
4.95%, 04/15/52(a)	5,836	4,991,087
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/35	$8,161	$8,302,443
5.55%, 08/15/35	7,790	7,943,512
5.65%, 02/15/36(a)	9,169	9,402,373
6.13%, 03/15/33(a)	6,541	6,968,723
6.13%, 05/15/55	7,862	7,848,813
6.15%, 03/01/29	5,424	5,706,035
6.50%, 03/30/34	7,239	7,895,413
6.50%, 02/15/53(a)	6,855	7,179,941
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	10,399	9,855,126
4.88%, 02/01/31	10,942	10,970,996
5.50%, 03/01/30	4,856	4,922,157
TransCanada PipeLines Ltd.
4.10%, 04/15/30	10,076	9,933,100
4.63%, 03/01/34	12,439	12,143,403
5.10%, 03/15/49(a)	5,211	4,887,823
6.10%, 06/01/40	6,731	7,111,299
6.20%, 10/15/37	8,508	9,136,136
7.63%, 01/15/39	7,920	9,471,426
Western Midstream Operating LP
4.05%, 02/01/30	10,086	9,838,811
5.25%, 02/01/50	7,872	6,792,916
5.45%, 11/15/34	8,554	8,518,508
6.15%, 04/01/33	6,789	7,153,216
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	15,232	13,814,874
3.50%, 11/15/30	9,211	8,794,839
4.63%, 06/30/30	10,854	10,928,201
4.65%, 08/15/32	9,102	9,077,041
4.85%, 03/01/48	7,368	6,534,200
4.90%, 03/15/29	5,618	5,721,081
5.10%, 09/15/45(a)	8,128	7,520,213
5.15%, 03/15/34	11,906	12,086,422
5.30%, 09/30/35	7,576	7,690,573
5.30%, 08/15/52	6,316	5,923,170
5.60%, 03/15/35	7,856	8,149,033
5.65%, 03/15/33	8,004	8,411,157
5.80%, 11/15/54(a)	7,432	7,456,073
6.30%, 04/15/40	9,131	9,840,833
		1,386,901,087
Private Equity — 0.0%
KKR & Co. Inc., 5.10%, 08/07/35(a)	9,014	8,982,763
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	7,537	8,059,760
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	11,843	9,674,005
2.00%, 05/18/32	9,864	8,305,344
2.95%, 03/15/34(a)	4,929	4,228,470
3.00%, 05/18/51	8,620	5,305,542
3.38%, 08/15/31	10,915	10,202,261
3.55%, 03/15/52	7,518	5,146,212
American Tower Corp.
1.88%, 10/15/30	8,630	7,651,207
2.10%, 06/15/30	8,417	7,602,983
2.90%, 01/15/30	13,331	12,585,957
2.95%, 01/15/51(a)	7,932	5,129,078
3.10%, 06/15/50	7,955	5,378,572

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 08/15/29	$17,006	$16,709,291
4.90%, 03/15/30(a)	2,958	3,015,122
5.55%, 07/15/33(a)	6,041	6,320,825
5.65%, 03/15/33	5,247	5,532,365
5.80%, 11/15/28	4,829	5,033,907
5.90%, 11/15/33(a)	5,809	6,212,250
Boston Properties LP
2.45%, 10/01/33	13,426	11,020,903
2.55%, 04/01/32(a)	8,769	7,602,595
3.25%, 01/30/31(a)	10,400	9,684,432
3.40%, 06/21/29	5,817	5,596,679
4.50%, 12/01/28(a)	5,717	5,724,393
5.75%, 01/15/35(a)	7,157	7,322,954
6.50%, 01/15/34(a)	7,727	8,328,408
Brixmor Operating Partnership LP
4.05%, 07/01/30	7,027	6,893,980
4.13%, 05/15/29	6,349	6,291,112
Crown Castle Inc.
2.10%, 04/01/31	10,814	9,486,189
2.25%, 01/15/31(a)	8,472	7,545,849
2.50%, 07/15/31	8,960	7,978,496
2.90%, 04/01/41(a)	7,931	5,806,791
3.25%, 01/15/51(a)	7,106	4,779,611
3.30%, 07/01/30	10,347	9,805,879
5.10%, 05/01/33	7,282	7,371,279
5.60%, 06/01/29(a)	5,744	5,965,615
5.80%, 03/01/34	7,044	7,404,530
Digital Realty Trust LP, 3.60%, 07/01/29	5,402	5,275,539
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	4,614	4,782,704
Equinix Inc.
2.15%, 07/15/30	9,881	8,936,337
2.50%, 05/15/31	8,541	7,709,108
3.20%, 11/18/29	10,876	10,428,813
3.90%, 04/15/32	10,452	10,050,761
ERP Operating LP, 4.50%, 07/01/44	6,764	6,043,268
Extra Space Storage LP
4.95%, 01/15/33	3,467	3,485,850
5.50%, 07/01/30	9,370	9,753,671
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	7,370	6,617,404
5.30%, 01/15/29	3,534	3,601,499
5.63%, 09/15/34	6,871	6,936,139
Healthpeak OP LLC
3.00%, 01/15/30(a)	9,447	8,938,619
5.25%, 12/15/32(a)	6,827	7,019,161
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	6,911	6,512,114
Prologis LP
1.25%, 10/15/30	12,240	10,647,325
2.25%, 04/15/30(a)	10,133	9,361,310
4.75%, 06/15/33(a)	8,471	8,553,817
5.00%, 03/15/34	6,979	7,098,716
5.13%, 01/15/34	6,374	6,547,797
5.25%, 05/15/35(a)	5,902	6,069,543
5.25%, 06/15/53	8,189	7,956,006
5.25%, 03/15/54	7,179	6,977,365
Public Storage Operating Co., 5.35%, 08/01/53	8,450	8,326,304
Realty Income Corp.
3.25%, 01/15/31	10,312	9,772,713
5.13%, 02/15/34	6,412	6,563,973
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 10/13/32(a)	$6,726	$7,131,334
Simon Property Group LP
2.45%, 09/13/29	10,843	10,190,685
2.65%, 07/15/30	10,416	9,723,742
3.25%, 09/13/49(a)	11,703	8,206,189
3.80%, 07/15/50	6,515	4,991,073
4.75%, 09/26/34(a)	8,167	8,110,883
5.13%, 10/01/35(a)	6,570	6,652,065
Ventas Realty LP, 4.40%, 01/15/29	5,201	5,213,859
VICI Properties LP
4.95%, 02/15/30	9,792	9,893,146
5.13%, 11/15/31	7,301	7,396,792
5.13%, 05/15/32	8,832	8,900,676
5.63%, 04/01/35	8,359	8,522,330
5.63%, 05/15/52	5,905	5,599,521
Welltower OP LLC
2.80%, 06/01/31	12,321	11,373,461
3.10%, 01/15/30	12,648	12,111,056
4.50%, 07/01/30(a)	6,335	6,402,874
5.13%, 07/01/35(a)	7,366	7,509,583
Weyerhaeuser Co.
4.00%, 11/15/29(a)	7,623	7,534,087
4.00%, 04/15/30	8,342	8,228,631
		606,300,929
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30	7,188	7,100,539
4.75%, 08/01/32	5,753	5,796,609
Costco Wholesale Corp.
1.60%, 04/20/30	14,870	13,451,357
1.75%, 04/20/32	11,126	9,627,903
Dollar General Corp.
3.50%, 04/03/30(a)	5,176	4,975,708
5.45%, 07/05/33	5,378	5,560,770
Dollar Tree Inc., 2.65%, 12/01/31	7,321	6,538,632
Home Depot Inc. (The)
1.38%, 03/15/31	14,590	12,614,043
1.88%, 09/15/31	17,509	15,338,381
2.38%, 03/15/51	14,996	8,773,489
2.70%, 04/15/30	14,569	13,741,621
2.75%, 09/15/51	10,576	6,679,930
2.95%, 06/15/29(a)	11,344	10,954,914
3.13%, 12/15/49	12,745	8,832,726
3.25%, 04/15/32	12,622	11,820,918
3.30%, 04/15/40	11,511	9,463,121
3.35%, 04/15/50	13,154	9,476,681
3.50%, 09/15/56	7,107	5,084,860
3.63%, 04/15/52	13,713	10,221,508
3.90%, 12/06/28(a)	4,939	4,941,196
3.90%, 06/15/47	12,707	10,263,202
4.20%, 04/01/43	7,699	6,718,174
4.25%, 04/01/46	12,883	11,085,918
4.40%, 03/15/45	9,532	8,431,575
4.50%, 09/15/32(a)	9,707	9,838,242
4.50%, 12/06/48	10,851	9,527,034
4.65%, 09/15/35(a)	8,465	8,380,662
4.75%, 06/25/29	8,194	8,389,240
4.85%, 06/25/31(a)	4,746	4,899,966
4.88%, 02/15/44	7,815	7,395,163
4.90%, 04/15/29(a)	12,238	12,598,623
4.95%, 06/25/34(a)	9,627	9,848,094

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.95%, 09/15/52(a)	$9,675	$9,000,078
5.30%, 06/25/54	13,727	13,353,385
5.88%, 12/16/36	21,419	23,267,700
5.95%, 04/01/41(a)	7,035	7,577,472
Lowe's Companies Inc.
1.70%, 10/15/30(a)	13,638	12,032,325
2.63%, 04/01/31(a)	17,200	15,718,860
2.80%, 09/15/41	9,953	7,225,385
3.00%, 10/15/50	15,650	10,155,301
3.65%, 04/05/29	9,629	9,468,819
3.70%, 04/15/46	10,772	8,265,060
3.75%, 04/01/32	14,929	14,253,169
4.05%, 05/03/47	11,718	9,395,034
4.25%, 03/15/31	9,096	9,032,114
4.25%, 04/01/52	13,759	11,066,185
4.45%, 04/01/62	8,983	7,165,710
4.50%, 04/15/30(a)	9,228	9,320,769
4.50%, 10/15/32(a)	12,419	12,299,286
4.85%, 10/15/35	11,750	11,595,668
5.00%, 04/15/33(a)	6,950	7,097,310
5.15%, 07/01/33(a)	9,299	9,580,010
5.63%, 04/15/53(a)	13,388	13,247,115
5.80%, 09/15/62	8,218	8,200,004
McDonald's Corp.
2.13%, 03/01/30	16,113	14,793,378
2.63%, 09/01/29	11,451	10,857,246
3.60%, 07/01/30	8,441	8,237,842
3.63%, 09/01/49	13,475	10,059,133
4.20%, 04/01/50	7,040	5,763,899
4.45%, 03/01/47	10,228	8,841,912
4.45%, 09/01/48	7,184	6,202,005
4.60%, 09/09/32(a)	6,932	7,034,775
4.70%, 12/09/35(a)	5,299	5,256,873
4.88%, 12/09/45	13,524	12,486,673
4.95%, 03/03/35(a)	9,073	9,162,712
5.00%, 02/13/36	6,781	6,828,778
5.15%, 09/09/52(a)	7,361	6,917,647
5.45%, 08/14/53(a)	5,439	5,337,536
6.30%, 10/15/37	7,125	7,921,991
6.30%, 03/01/38	6,815	7,560,271
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,569	6,609,548
Starbucks Corp.
2.25%, 03/12/30	8,847	8,131,980
2.55%, 11/15/30(a)	8,297	7,649,918
3.00%, 02/14/32(a)	6,328	5,828,510
3.50%, 11/15/50(a)	9,035	6,458,610
3.55%, 08/15/29(a)	12,345	12,101,899
4.00%, 11/15/28	5,194	5,181,957
4.45%, 08/15/49(a)	8,155	6,861,612
4.50%, 11/15/48	9,629	8,204,396
Target Corp.
2.35%, 02/15/30(a)	12,163	11,350,960
2.95%, 01/15/52(a)	7,817	5,126,049
3.38%, 04/15/29	7,722	7,565,221
4.00%, 07/01/42(a)	8,586	7,368,929
4.50%, 09/15/32(a)	7,442	7,482,791
4.50%, 09/15/34(a)	7,480	7,383,887
4.80%, 01/15/53(a)	9,323	8,458,624
5.00%, 04/15/35(a)	9,486	9,606,296
Walmart Inc.
1.80%, 09/22/31(a)	7,762	6,862,965
Security	Par (000)	Value
Retail (continued)
2.50%, 09/22/41	$8,576	$6,207,924
2.65%, 09/22/51(a)	14,210	9,120,278
4.05%, 06/29/48	13,502	11,406,490
4.10%, 04/15/33(a)	9,141	9,097,189
4.15%, 09/09/32(a)	14,073	14,105,934
4.35%, 04/28/30(a)	14,687	14,903,620
4.50%, 09/09/52(a)	9,605	8,628,485
4.50%, 04/15/53(a)	12,668	11,320,670
4.90%, 04/28/35(a)	6,569	6,744,980
5.25%, 09/01/35(a)	13,869	14,666,031
6.20%, 04/15/38(a)	6,871	7,792,106
6.50%, 08/15/37	8,145	9,483,994
		921,662,082
Semiconductors — 3.4%
Analog Devices Inc.
2.10%, 10/01/31	10,239	9,043,176
2.80%, 10/01/41	7,165	5,306,509
2.95%, 10/01/51	8,972	5,933,177
Applied Materials Inc.
1.75%, 06/01/30	6,945	6,249,333
2.75%, 06/01/50(a)	6,070	3,970,042
4.35%, 04/01/47	7,239	6,334,006
Broadcom Inc.
2.45%, 02/15/31	20,762	18,920,400
2.60%, 02/15/33(a)	17,089	15,025,406
3.14%, 11/15/35(b)	29,841	25,847,582
3.19%, 11/15/36(b)	25,161	21,463,503
3.42%, 04/15/33	16,047	14,951,768
3.47%, 04/15/34(a)	28,389	25,991,569
3.50%, 02/15/41	20,313	16,858,827
3.75%, 02/15/51(a)	12,985	10,101,443
4.00%, 04/15/29(b)	15,823	15,739,049
4.15%, 11/15/30	16,800	16,699,591
4.15%, 04/15/32(b)	14,969	14,658,410
4.20%, 10/15/30	8,059	8,041,588
4.30%, 11/15/32(a)	16,448	16,231,229
4.35%, 02/15/30	15,588	15,651,852
4.55%, 02/15/32	9,567	9,622,750
4.60%, 07/15/30	6,869	6,963,532
4.75%, 04/15/29	13,611	13,859,244
4.80%, 10/15/34(a)	18,691	18,771,411
4.80%, 02/15/36	20,068	19,913,340
4.90%, 07/15/32	19,590	20,025,108
4.90%, 02/15/38	16,113	15,936,571
4.93%, 05/15/37(a)(b)	16,840	16,749,374
5.05%, 07/12/29	7,503	7,720,959
5.05%, 04/15/30	7,673	7,916,201
5.15%, 11/15/31	16,244	16,885,264
5.20%, 04/15/32	13,758	14,313,757
5.20%, 07/15/35	19,987	20,582,063
Intel Corp.
2.00%, 08/12/31	7,039	6,156,713
2.45%, 11/15/29	12,080	11,222,262
2.80%, 08/12/41	7,398	5,209,652
3.05%, 08/12/51(a)	10,718	6,822,709
3.10%, 02/15/60	9,230	5,386,086
3.20%, 08/12/61	7,044	4,189,916
3.25%, 11/15/49	18,410	12,220,114
3.73%, 12/08/47	15,617	11,426,993
3.90%, 03/25/30	12,651	12,393,742
4.00%, 08/05/29	17,386	17,189,425

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 12/15/32	$7,927	$7,561,483
4.10%, 05/19/46	10,880	8,553,266
4.10%, 05/11/47	8,586	6,631,204
4.15%, 08/05/32	8,297	8,018,066
4.60%, 03/25/40(a)	7,282	6,575,034
4.75%, 03/25/50	19,133	16,136,378
4.80%, 10/01/41	8,680	7,816,330
4.90%, 07/29/45	6,075	5,367,453
4.90%, 08/05/52	14,781	12,662,917
4.95%, 03/25/60	8,714	7,372,286
5.05%, 08/05/62	7,955	6,715,197
5.13%, 02/10/30	6,311	6,484,311
5.15%, 02/21/34(a)	10,513	10,667,710
5.20%, 02/10/33(a)	16,249	16,556,644
5.60%, 02/21/54(a)	9,047	8,631,439
5.63%, 02/10/43	9,280	9,131,788
5.70%, 02/10/53	15,698	15,110,711
5.90%, 02/10/63	11,963	11,612,423
KLA Corp.
3.30%, 03/01/50	7,723	5,508,304
4.10%, 03/15/29	5,818	5,826,929
4.65%, 07/15/32(a)	10,835	10,997,854
4.95%, 07/15/52	10,912	10,177,837
5.25%, 07/15/62	7,431	7,147,137
Lam Research Corp.
1.90%, 06/15/30	7,711	6,981,989
2.88%, 06/15/50(a)	6,052	4,049,978
4.00%, 03/15/29(a)	7,968	7,955,664
4.88%, 03/15/49(a)	7,747	7,221,564
Marvell Technology Inc., 2.95%, 04/15/31	10,683	9,880,197
Microchip Technology Inc.
5.05%, 03/15/29	7,626	7,773,919
5.05%, 02/15/30	10,024	10,223,116
Micron Technology Inc.
2.70%, 04/15/32	11,066	9,873,238
4.66%, 02/15/30(a)	10,614	10,717,705
5.30%, 01/15/31	9,606	9,934,417
5.80%, 01/15/35	7,862	8,284,437
5.88%, 02/09/33	5,584	5,923,786
5.88%, 09/15/33	7,116	7,572,755
6.05%, 11/01/35	10,069	10,788,643
NVIDIA Corp.
2.00%, 06/15/31(a)	6,861	6,166,589
2.85%, 04/01/30	8,162	7,796,348
3.50%, 04/01/40	10,524	9,022,796
3.50%, 04/01/50	19,053	14,525,150
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	11,327	10,195,396
2.65%, 02/15/32	12,840	11,401,392
3.25%, 05/11/41	6,160	4,678,841
3.40%, 05/01/30	7,195	6,901,299
4.30%, 06/18/29	7,227	7,208,971
5.00%, 01/15/33	9,288	9,372,017
Qualcomm Inc.
1.65%, 05/20/32	7,167	6,090,179
2.15%, 05/20/30	11,686	10,743,149
3.25%, 05/20/50(a)	6,713	4,747,452
4.30%, 05/20/47	13,289	11,379,357
4.50%, 05/20/52	7,728	6,693,860
4.65%, 05/20/35(a)	15,189	15,238,638
4.80%, 05/20/45	12,117	11,285,089
Security	Par (000)	Value
Semiconductors (continued)
6.00%, 05/20/53(a)	$7,845	$8,392,470
Texas Instruments Inc.
1.75%, 05/04/30	10,516	9,499,793
2.25%, 09/04/29(a)	10,576	9,918,264
3.88%, 03/15/39	7,444	6,635,090
4.15%, 05/15/48	11,822	9,881,343
4.90%, 03/14/33(a)	8,350	8,612,942
5.05%, 05/18/63	13,284	12,180,110
5.15%, 02/08/54(a)	6,151	5,893,805
Xilinx Inc., 2.38%, 06/01/30	10,609	9,821,924
		1,117,222,019
Software — 3.8%
Adobe Inc.
2.30%, 02/01/30	13,146	12,257,785
4.80%, 04/04/29	7,322	7,511,269
4.95%, 04/04/34	5,024	5,190,809
Autodesk Inc., 2.40%, 12/15/31(a)	10,198	9,049,951
Cadence Design Systems Inc.
4.30%, 09/10/29	9,874	9,913,269
4.70%, 09/10/34	8,796	8,800,188
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	8,738	7,764,233
3.10%, 03/01/41	6,221	4,634,400
5.10%, 07/15/32(a)	5,811	5,926,750
Fiserv Inc.
2.65%, 06/01/30	10,380	9,514,036
3.50%, 07/01/29	23,575	22,669,833
4.40%, 07/01/49(a)	15,955	12,768,132
4.55%, 02/15/31(a)	5,030	4,992,536
4.75%, 03/15/30	10,755	10,762,852
5.15%, 08/12/34(a)	12,571	12,470,895
5.25%, 08/11/35(a)	9,181	9,147,667
5.45%, 03/15/34(a)	8,368	8,484,388
5.60%, 03/02/33(a)	6,965	7,167,828
5.63%, 08/21/33	9,850	10,146,285
Intuit Inc.
5.20%, 09/15/33(a)	8,835	9,231,724
5.50%, 09/15/53(a)	11,032	11,054,242
Microsoft Corp.
2.50%, 09/15/50	13,730	8,563,971
2.53%, 06/01/50	53,073	33,318,290
2.68%, 06/01/60(a)	34,104	20,169,668
2.92%, 03/17/52	53,311	35,938,550
3.04%, 03/17/62	18,944	12,191,921
3.45%, 08/08/36(a)	13,590	12,411,304
3.50%, 02/12/35(a)	11,584	10,922,238
3.70%, 08/08/46	8,543	6,995,737
4.10%, 02/06/37(a)	11,459	11,042,303
4.25%, 02/06/47(a)	11,403	10,287,941
4.45%, 11/03/45(a)	8,070	7,545,569
4.50%, 02/06/57(a)	9,185	8,325,165
MSCI Inc., 5.25%, 09/01/35	10,581	10,619,335
Oracle Corp.
2.88%, 03/25/31	20,003	18,238,345
2.95%, 04/01/30	32,107	30,050,235
3.60%, 04/01/40	26,619	20,858,089
3.60%, 04/01/50(a)	38,817	26,248,067
3.65%, 03/25/41	22,741	17,681,218
3.80%, 11/15/37	17,701	14,937,228
3.85%, 07/15/36(a)	11,056	9,622,988
3.85%, 04/01/60(a)	30,288	19,961,864

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.90%, 05/15/35	$14,240	$12,709,650
3.95%, 03/25/51(a)	26,879	19,127,658
4.00%, 07/15/46	26,946	20,206,304
4.00%, 11/15/47	20,874	15,526,837
4.10%, 03/25/61	13,095	9,019,063
4.13%, 05/15/45	18,722	14,484,096
4.20%, 09/27/29	19,353	19,203,496
4.30%, 07/08/34	17,072	15,986,723
4.38%, 05/15/55	10,405	7,837,270
4.45%, 09/26/30	20,911	20,731,745
4.50%, 07/08/44	15,477	12,771,394
4.65%, 05/06/30(a)	7,157	7,204,749
4.70%, 09/27/34	14,616	14,003,315
4.80%, 09/26/32	28,093	27,762,264
4.90%, 02/06/33	15,425	15,285,532
5.20%, 09/26/35	24,528	24,126,187
5.25%, 02/03/32	14,612	14,854,913
5.38%, 07/15/40	18,021	17,102,915
5.38%, 09/27/54	15,393	13,531,072
5.50%, 08/03/35(a)	14,954	15,078,839
5.50%, 09/27/64(a)	12,116	10,526,982
5.55%, 02/06/53	17,939	16,131,188
5.88%, 09/26/45	31,493	30,280,973
5.95%, 09/26/55	15,747	14,970,770
6.00%, 08/03/55(a)	14,645	13,970,551
6.10%, 09/26/65	17,932	17,037,141
6.13%, 07/08/39(a)	12,709	13,101,603
6.13%, 08/03/65	10,634	10,134,950
6.15%, 11/09/29(a)	17,677	18,722,614
6.25%, 11/09/32	15,247	16,324,620
6.50%, 04/15/38	8,708	9,299,293
6.90%, 11/09/52	21,400	22,727,555
Paychex Inc.
5.10%, 04/15/30	11,872	12,196,069
5.35%, 04/15/32	12,873	13,346,190
5.60%, 04/15/35	9,351	9,770,891
Roper Technologies Inc.
1.75%, 02/15/31(a)	14,629	12,753,745
4.90%, 10/15/34(a)	7,333	7,316,317
5.10%, 09/15/35	7,904	7,959,500
Salesforce Inc.
1.95%, 07/15/31(a)	11,133	9,888,793
2.70%, 07/15/41	9,701	7,112,688
2.90%, 07/15/51(a)	17,556	11,425,136
3.05%, 07/15/61	11,613	7,225,158
Synopsys Inc.
4.85%, 04/01/30	18,168	18,469,225
5.00%, 04/01/32	10,591	10,812,044
5.15%, 04/01/35	16,671	16,941,078
5.70%, 04/01/55	15,440	15,536,741
VMware LLC
2.20%, 08/15/31	9,139	8,079,728
4.70%, 05/15/30	7,884	7,993,931
Workday Inc.
3.70%, 04/01/29	4,351	4,286,680
3.80%, 04/01/32	10,257	9,807,847
		1,246,093,121
Telecommunications — 5.8%
AT&T Inc.
2.25%, 02/01/32(a)	17,638	15,440,855
2.55%, 12/01/33	29,166	24,734,150
Security	Par (000)	Value
Telecommunications (continued)
2.75%, 06/01/31	$19,149	$17,551,276
3.30%, 02/01/52	7,412	4,937,491
3.50%, 06/01/41	21,693	17,156,427
3.50%, 09/15/53	66,851	45,813,726
3.55%, 09/15/55	63,649	43,482,203
3.65%, 06/01/51	28,514	20,437,546
3.65%, 09/15/59	54,160	36,739,458
3.80%, 12/01/57	51,785	36,594,575
3.85%, 06/01/60	11,748	8,278,809
4.30%, 02/15/30	18,282	18,277,057
4.30%, 12/15/42	11,695	10,045,473
4.35%, 03/01/29	10,174	10,199,158
4.35%, 06/15/45	9,955	8,385,451
4.50%, 05/15/35	21,065	20,237,672
4.50%, 03/09/48	15,003	12,641,918
4.55%, 11/01/32	13,893	13,778,848
4.55%, 03/09/49	8,150	6,861,636
4.70%, 08/15/30(a)	11,400	11,566,210
4.75%, 05/15/46(a)	13,395	11,874,181
4.85%, 03/01/39	11,812	11,281,736
4.90%, 11/01/35(a)	17,721	17,481,242
5.25%, 03/01/37	11,445	11,592,643
5.38%, 08/15/35	11,209	11,477,278
5.40%, 02/15/34(a)	18,662	19,319,955
5.55%, 11/01/45	10,115	9,916,745
5.65%, 02/15/47(a)	7,026	7,191,915
5.70%, 11/01/54	18,313	17,921,598
6.05%, 08/15/56(a)	11,621	11,950,880
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	8,158	6,822,318
5.10%, 05/11/33(a)	7,633	7,748,726
5.55%, 02/15/54(a)	6,682	6,508,924
British Telecommunications PLC, 9.63%, 12/15/30	18,032	22,040,276
Cisco Systems Inc.
4.75%, 02/24/30	10,055	10,296,640
4.85%, 02/26/29	4,891	5,009,548
4.95%, 02/26/31	10,630	10,989,202
4.95%, 02/24/32	10,728	11,040,388
5.05%, 02/26/34	15,356	15,779,334
5.10%, 02/24/35	13,879	14,281,215
5.30%, 02/26/54	17,570	17,145,059
5.35%, 02/26/64	10,782	10,481,955
5.50%, 01/15/40	11,327	11,748,504
5.50%, 02/24/55	7,652	7,688,525
5.90%, 02/15/39	15,526	16,763,905
Corning Inc.
4.38%, 11/15/57	8,587	7,116,836
5.45%, 11/15/79	8,061	7,540,567
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	26,985	31,714,761
Motorola Solutions Inc.
2.30%, 11/15/30	8,321	7,529,703
2.75%, 05/24/31(a)	8,094	7,402,226
4.60%, 05/23/29	5,496	5,554,883
5.40%, 04/15/34	8,093	8,391,692
5.55%, 08/15/35	5,622	5,842,054
Orange SA
5.38%, 01/13/42(a)	7,749	7,702,609
5.50%, 02/06/44	8,456	8,425,932
9.00%, 03/01/31	16,282	19,703,320

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Rogers Communications Inc.
3.80%, 03/15/32	$20,277	$19,100,875
4.50%, 03/15/42	6,307	5,474,440
4.55%, 03/15/52	17,731	14,537,335
5.00%, 02/15/29(a)	7,512	7,647,035
5.00%, 03/15/44	5,150	4,722,838
5.30%, 02/15/34(a)	10,526	10,644,503
Sprint Capital Corp.
6.88%, 11/15/28	141	151,411
8.75%, 03/15/32	14,356	17,464,836
Telefonica Emisiones SA
4.90%, 03/06/48	11,029	9,461,887
5.21%, 03/08/47	18,951	16,955,833
5.52%, 03/01/49(a)	11,061	10,292,922
7.05%, 06/20/36	15,403	17,352,633
Telefonica Europe BV, 8.25%, 09/15/30(a)	7,793	8,991,535
TELUS Corp., 3.40%, 05/13/32(a)	8,893	8,180,512
T-Mobile USA Inc.
2.25%, 11/15/31	13,271	11,676,228
2.55%, 02/15/31	22,488	20,452,917
2.63%, 02/15/29	5,121	4,869,526
2.70%, 03/15/32	14,742	13,179,255
2.88%, 02/15/31	9,373	8,659,752
3.00%, 02/15/41	20,998	15,713,994
3.30%, 02/15/51	25,115	17,012,522
3.38%, 04/15/29	17,023	16,552,435
3.40%, 10/15/52	22,277	15,179,006
3.50%, 04/15/31	12,796	12,175,696
3.60%, 11/15/60	12,033	8,149,010
3.88%, 04/15/30	50,056	49,065,482
4.38%, 04/15/40(a)	14,772	13,261,310
4.50%, 04/15/50	26,040	21,770,385
4.63%, 01/15/33	7,795	7,728,773
4.70%, 01/15/35	10,531	10,304,844
4.85%, 01/15/29	5,456	5,563,570
4.95%, 11/15/35	9,311	9,234,905
5.05%, 07/15/33	21,415	21,787,593
5.13%, 05/15/32	11,842	12,167,611
5.15%, 04/15/34	7,606	7,766,315
5.20%, 01/15/33(a)	12,338	12,702,726
5.25%, 06/15/55	7,764	7,188,080
5.30%, 05/15/35(a)	6,663	6,803,060
5.50%, 01/15/55	7,341	7,070,547
5.65%, 01/15/53	15,281	15,030,706
5.70%, 01/15/56	11,869	11,714,504
5.75%, 01/15/34(a)	8,917	9,427,294
5.75%, 01/15/54	13,120	13,071,031
5.80%, 09/15/62(a)	4,343	4,352,017
5.88%, 11/15/55	10,328	10,443,879
6.00%, 06/15/54	7,737	7,972,230
Verizon Communications Inc.
1.50%, 09/18/30	15,595	13,649,271
1.68%, 10/30/30	14,444	12,701,499
1.75%, 01/20/31	13,611	11,898,618
2.36%, 03/15/32	38,500	33,675,992
2.55%, 03/21/31	29,631	26,913,242
2.65%, 11/20/40	23,661	16,930,023
2.85%, 09/03/41	7,692	5,559,988
2.88%, 11/20/50(a)	26,544	16,719,476
2.99%, 10/30/56(a)	31,957	19,544,195
3.00%, 11/20/60(a)	16,767	10,006,406
Security	Par (000)	Value
Telecommunications (continued)
3.15%, 03/22/30(a)	$14,500	$13,855,508
3.40%, 03/22/41	31,095	24,448,099
3.55%, 03/22/51	37,190	26,805,180
3.70%, 03/22/61	29,980	20,779,858
3.88%, 02/08/29	7,970	7,910,898
3.88%, 03/01/52(a)	8,246	6,225,590
4.00%, 03/22/50	11,366	8,896,261
4.02%, 12/03/29	25,534	25,287,267
4.13%, 08/15/46	7,846	6,377,298
4.27%, 01/15/36	13,078	12,263,628
4.40%, 11/01/34	9,214	8,857,295
4.50%, 08/10/33(a)	16,514	16,222,335
4.52%, 09/15/48	9,124	7,771,925
4.78%, 02/15/35(a)	20,738	20,298,630
4.81%, 03/15/39	12,062	11,429,402
4.86%, 08/21/46	21,585	19,440,025
5.01%, 08/21/54	9,781	8,799,907
5.05%, 05/09/33(a)	8,106	8,288,060
5.25%, 04/02/35	16,363	16,555,727
5.25%, 03/16/37	11,555	11,608,970
5.50%, 02/23/54(a)	9,681	9,373,788
6.55%, 09/15/43	5,958	6,588,971
Vodafone Group PLC
4.25%, 09/17/50	9,468	7,539,889
4.88%, 06/19/49	8,900	7,846,168
5.25%, 05/30/48(a)	11,403	10,724,617
5.75%, 06/28/54(a)	15,877	15,585,633
5.88%, 06/28/64	7,806	7,708,562
6.15%, 02/27/37	9,777	10,653,999
		1,889,205,212
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	7,992	7,815,239
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,971	6,336,000
3.55%, 02/15/50	8,753	6,554,608
3.90%, 08/01/46	8,017	6,513,733
4.05%, 06/15/48	7,881	6,505,551
4.13%, 06/15/47	5,596	4,688,051
4.15%, 04/01/45(a)	7,226	6,144,863
4.15%, 12/15/48	8,478	7,075,660
4.45%, 03/15/43	8,611	7,775,005
4.45%, 01/15/53	6,898	5,953,142
4.55%, 09/01/44	6,054	5,448,277
4.90%, 04/01/44	8,693	8,253,956
5.20%, 04/15/54	13,171	12,602,042
5.50%, 03/15/55	11,522	11,532,272
5.75%, 05/01/40	5,453	5,788,791
5.80%, 03/15/56(a)	8,675	9,032,034
Canadian National Railway Co.
3.85%, 08/05/32	6,289	6,065,690
4.38%, 09/18/34(a)	6,229	6,104,645
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	14,446	12,871,724
3.00%, 12/02/41	8,277	6,218,279
3.10%, 12/02/51	15,341	10,382,775
6.13%, 09/15/2115	7,383	7,600,872
CSX Corp.
3.80%, 11/01/46	8,041	6,393,517
4.10%, 11/15/32(a)	9,874	9,690,933

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 03/15/44	$8,484	$7,244,695
4.25%, 03/15/29(a)	6,246	6,280,585
4.30%, 03/01/48	8,463	7,190,871
4.50%, 11/15/52(a)	7,629	6,594,000
5.05%, 06/15/35	2,894	2,945,490
FedEx Corp.
4.55%, 04/01/46	4,949	4,149,672
4.75%, 11/15/45	6,015	5,187,670
5.25%, 05/15/50(a)	4,060	3,734,844
Norfolk Southern Corp.
3.05%, 05/15/50	10,166	6,875,911
3.16%, 05/15/55	5,898	3,890,163
4.55%, 06/01/53	6,531	5,650,611
5.35%, 08/01/54(a)	7,227	7,066,111
Union Pacific Corp.
2.38%, 05/20/31(a)	12,627	11,519,986
2.40%, 02/05/30(a)	6,796	6,335,722
2.80%, 02/14/32	8,531	7,798,164
2.95%, 03/10/52	6,363	4,137,865
2.97%, 09/16/62	10,578	6,351,504
3.20%, 05/20/41	6,926	5,443,794
3.25%, 02/05/50	16,286	11,504,842
3.50%, 02/14/53	11,937	8,665,266
3.70%, 03/01/29	7,580	7,492,807
3.75%, 02/05/70	6,247	4,361,759
3.80%, 10/01/51	7,348	5,673,156
3.80%, 04/06/71	7,005	4,935,396
3.84%, 03/20/60	14,431	10,693,263
4.50%, 01/20/33(a)	8,055	8,119,057
5.10%, 02/20/35(a)	8,580	8,840,127
5.60%, 12/01/54(a)	9,129	9,232,438
United Parcel Service Inc.
3.40%, 03/15/29(a)	8,072	7,923,612
3.75%, 11/15/47	9,991	7,851,939
4.25%, 03/15/49	6,461	5,428,773
4.45%, 04/01/30(a)	8,534	8,682,560
4.88%, 03/03/33(a)	9,541	9,834,031
5.05%, 03/03/53(a)	9,240	8,610,856
5.15%, 05/22/34(a)	10,162	10,565,115
5.25%, 05/14/35(a)	9,480	9,828,161
5.30%, 04/01/50(a)	8,971	8,768,310
5.50%, 05/22/54(a)	9,333	9,277,815
5.95%, 05/14/55	10,690	11,193,978
6.05%, 05/14/65	8,694	9,135,372
6.20%, 01/15/38	10,877	12,030,862
		482,579,573
Security	Par (000)	Value
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54	$1,030	$1,056,619
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	8,135	6,355,845
4.45%, 06/01/32(a)	6,360	6,348,585
5.25%, 03/01/35(a)	6,589	6,767,779
5.70%, 09/01/55(a)	8,175	8,294,425
6.59%, 10/15/37	6,051	6,860,578
		34,627,212
Total Long-Term Investments — 98.0% (Cost: $34,328,168,389)		32,052,832,389
	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	2,057,495,385	2,058,524,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	334,210,000	334,210,000
Total Short-Term Securities — 7.3% (Cost: $2,391,418,935)		2,392,734,133
Total Investments — 105.3% (Cost: $36,719,587,324)		34,445,566,522
Liabilities in Excess of Other Assets — (5.3)%		(1,720,122,773)
Net Assets — 100.0%		$32,725,443,749

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,052,832,389	$—	$32,052,832,389
Short-Term Securities
Money Market Funds	2,392,734,133	—	—	2,392,734,133
	$2,392,734,133	$32,052,832,389	$—	$34,445,566,522

Statements of Assets and Liabilities (unaudited)
October 31, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$18,304,246,397	$32,052,832,389
Investments, at value—affiliated(c)	2,992,570,183	2,392,734,133
Cash	—	21,919
Foreign currency, at value(d)	55,099	—
Receivables:
Investments sold	49,073,402	231,882,393
Securities lending income—affiliated	1,161,257	478,783
Loans	118,521	—
Capital shares sold	347,865	3,761,666
Dividends—affiliated	407,102	1,247,637
Interest—unaffiliated	299,016,083	362,386,379
Total assets	21,646,995,909	35,045,345,299
LIABILITIES
Bank overdraft	90,557	—
Collateral on securities loaned, at value	2,787,788,760	2,057,106,898
Payables:
Investments purchased	208,858,966	255,389,111
Capital shares redeemed	2,827,522	3,709,492
Investment advisory fees	7,953,558	3,696,049
Total liabilities	3,007,519,363	2,319,901,550
Commitments and contingent liabilities
NET ASSETS	$18,639,476,546	$32,725,443,749
NET ASSETS CONSIST OF
Paid-in capital	$21,092,460,152	$37,523,880,369
Accumulated loss	(2,452,983,606)	(4,798,436,620)
NET ASSETS	$18,639,476,546	$32,725,443,749
NET ASSET VALUE
Shares outstanding	230,800,000	294,000,000
Net asset value	$80.76	$111.31
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$18,816,534,583	$34,328,168,389
(b) Securities loaned, at value	$2,671,270,006	$1,976,173,690
(c) Investments, at cost—affiliated	$2,991,022,685	$2,391,418,935
(d) Foreign currency, at cost	$50,945	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
EUR	Euro

Additional Financial Information
Schedule of Investments (Unaudited)
October 31, 2025
Statement of Assets and Liabilities (Unaudited)
October 31, 2025
iShares Trust
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
20+ Year Treasury Bond ETF
(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ............ USD 1,712,226 $ 1,389,106,161
3.13% , 08/15/44 - 05/15/48 ............ 1,661,668 1,294,776,946
3.00% , 11/15/44 - 08/15/52 ............ 6,352,138 4,817,169,939
2.50% , 02/15/45 - 05/15/46 ............ 3,086,779 2,198,132,003
4.75% , 02/15/45 - 08/15/55 ............ 5,443,569 5,511,712,625
2.88% , 08/15/45 - 05/15/52 ............ 1,897,813 1,399,439,037
4.88% , 08/15/45 ................... 322,798 332,481,734
2.75% , 08/15/47 - 11/15/47 ............ 1,705,547 1,247,670,711
2.25% , 08/15/49 - 02/15/52 ............ 2,288,436 1,461,951,139
2.38% , 11/15/49 - 05/15/51 ............ 501,145 329,482,233
2.00% , 02/15/50 - 08/15/51 ............ 6,777,224 4,048,837,157
1.25% , 05/15/50 ................... 775,571 385,361,840
1.38% , 08/15/50 ................... 2,482,605 1,265,255,510
1.63% , 11/15/50 ................... 3,056,828 1,661,911,589
1.88% , 02/15/51 - 11/15/51 ............ 7,586,747 4,362,373,996
4.00% , 11/15/52 ................... 1,853,500 1,656,493,317
3.63% , 02/15/53 - 05/15/53 ............ 3,897,238 3,251,637,589
4.13% , 08/15/53 ................... 2,489,432 2,271,607,065
4.25% , 02/15/54 - 08/15/54 ............ 4,411,614 4,112,562,773
4.63% , 05/15/54 - 02/15/55 ............ 4,102,678 4,070,657,403
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.50% , 11/15/54 ................... USD 1,701,880 $ 1,655,144,970
Total Long-Term Investments — 98 .2%
(Cost: $ 53,682,628,193 ) ............................ 48,723,765,737
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05%
(a) (b)
.................. 114,969,559 114,969,559
Total Short-Term Securities — 0 .2%
(Cost: $ 114,969,559 ) .............................. 114,969,559
Total Investments — 98 .4%
(Cost: $ 53,797,597,752 ) ............................ 48,838,735,296
Other Assets Less Liabilities — 1.6% .................... 805,140,158
Net Assets — 100.0% ...............................
$ 49,643,875,454
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 48,723,765,737 $ — $ 48,723,765,737
Short-Term Securities
Money Market Funds ...................................... 114,969,559 — — 114,969,559
$ 114,969,559 $ 48,723,765,737 $ — $ 48,838,735,296

Statement of Assets and Liabilities
(unaudited)
October 31, 2025
iShares 20+
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 48,723,765,737
Investments, at value — affiliated
(b)
.......................................................................................... 114,969,559
Receivables: –
Investment s sold .................................................................................................... 163,804,876
Securities lending income — affiliated ...................................................................................... 8
Capital shares sold ................................................................................................... 280,898
Dividends — affiliated ................................................................................................. 618,262
Interest — unaffiliated ................................................................................................. 647,084,585
Total a ssets .........................................................................................................
49,650,523,925
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 324,113
Investment advisory fees ............................................................................................... 6,324,358
Total li abilities ........................................................................................................
6,648,471
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 49,643,875,454
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 65,423,109,306
Accumulated loss ..................................................................................................... (15,779,233,852)
NET ASSETS ........................................................................................................
$ 49,643,875,454
NET ASSET VALUE
Shares outstanding ....................................................................................................
550,000,000
Net asset value .......................................................................................................
$ 90.26
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 53,682,628,193
(b)
  Investments, at cost — affiliated ................................................................................... $ 114,969,559

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2025
Statements of Assets and Liabilities (Unaudited)
October 31, 2025
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Russell 2000 ETF | IWM | NYSE Arca

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a) (b)
................ 965,704 $ 707,117,440
Boeing Co. (The)
(a) (b)
................... 9,301,750 1,869,837,785
GE Aerospace ....................... 13,044,811 4,030,194,358
General Dynamics Corp. ................ 3,105,762 1,071,177,314
Howmet Aerospace, Inc. ................ 4,958,986 1,021,303,167
Huntington Ingalls Industries, Inc. .......... 482,244 155,292,213
L3Harris Technologies, Inc. .............. 2,301,518 665,368,854
Lockheed Martin Corp. ................. 2,527,299 1,243,127,832
Northrop Grumman Corp. ............... 1,655,661 965,995,410
RTX Corp. ......................... 16,465,849 2,939,154,046
Textron, Inc.
(a)
....................... 2,192,616 177,185,299
TransDigm Group, Inc. ................. 693,180 907,032,962
15,752,786,680
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,452,677 223,697,731
Expeditors International of Washington, Inc. ... 1,668,440 203,382,836
FedEx Corp. ........................ 2,669,722 677,628,838
United Parcel Service, Inc. , Class B ........ 9,054,309 873,016,474
1,977,725,879
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,679,607 217,316,128
Automobiles — 2.4%
Ford Motor Co. ...................... 48,086,002 631,369,206
General Motors Co. ................... 11,711,827 809,170,128
Tesla, Inc.
(b)
......................... 34,519,265 15,760,115,628
17,200,654,962
Banks — 3.5%
Bank of America Corp. ................. 83,826,084 4,480,504,190
Citigroup, Inc. ....................... 22,645,496 2,292,403,560
Citizens Financial Group, Inc. ............ 5,306,167 269,924,715
Fifth Third Bancorp ................... 8,142,091 338,873,828
Huntington Bancshares, Inc. ............. 19,345,550 298,695,292
JPMorgan Chase & Co. ................ 33,825,635 10,523,831,561
KeyCorp ........................... 11,468,027 201,722,595
M&T Bank Corp. ..................... 1,922,317 353,456,427
PNC Financial Services Group, Inc. (The) .... 4,844,350 884,336,093
Regions Financial Corp. ................ 10,976,576 265,633,139
Truist Financial Corp. .................. 15,861,767 707,910,661
US Bancorp ........................ 19,143,196 893,604,389
Wells Fargo & Co. .................... 39,406,589 3,427,191,045
24,938,087,495
Beverages — 1.0%
Brown-Forman Corp. , Class B, NVS ........ 2,163,804 58,920,383
Coca-Cola Co. (The) .................. 47,646,750 3,282,861,075
Constellation Brands, Inc. , Class A ......... 1,756,934 230,825,989
Keurig Dr Pepper, Inc. ................. 16,710,559 453,858,782
Molson Coors Beverage Co. , Class B ....... 2,081,272 90,993,212
Monster Beverage Corp.
(b)
............... 8,768,296 585,985,222
PepsiCo, Inc. ....................... 16,841,470 2,460,370,352
7,163,815,015
Biotechnology — 1.6%
AbbVie, Inc. ........................ 21,731,015 4,738,230,510
Amgen, Inc. ........................ 6,622,569 1,976,373,267
Biogen, Inc.
(a) (b)
...................... 1,803,560 278,235,201
Gilead Sciences, Inc. .................. 15,263,578 1,828,424,009
Incyte Corp.
(b)
....................... 2,018,364 188,676,667
Moderna, Inc.
(a) (b)
..................... 4,255,598 115,582,042
Regeneron Pharmaceuticals, Inc. .......... 1,253,137 816,794,696
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 3,153,951 $ 1,342,226,927
11,284,543,319
Broadline Retail — 4.1%
Amazon.com, Inc.
(b)
................... 119,385,280 29,156,273,082
eBay, Inc. .......................... 5,621,708 457,101,077
29,613,374,159
Building Products — 0.5%
A O Smith Corp. ..................... 1,404,211 92,663,884
Allegion plc ......................... 1,056,127 175,074,173
Builders FirstSource, Inc.
(a) (b)
............. 1,358,795 157,851,215
Carrier Global Corp. ................... 9,840,593 585,416,878
Johnson Controls International plc ......... 8,049,807 920,817,423
Lennox International, Inc. ............... 393,124 198,527,620
Masco Corp. ........................ 2,577,132 166,895,068
Trane Technologies plc ................. 2,737,231 1,228,058,688
3,525,304,949
Capital Markets — 3.3%
Ameriprise Financial, Inc. ............... 1,159,334 524,911,655
Bank of New York Mellon Corp. (The) ....... 8,675,403 936,336,246
BlackRock, Inc.
(c)
..................... 1,771,555 1,918,257,470
Blackstone, Inc. , Class A ................ 9,067,213 1,329,616,114
CBOE Global Markets, Inc. .............. 1,286,596 316,039,442
Charles Schwab Corp. (The) ............. 20,989,834 1,983,959,110
CME Group, Inc. , Class A ............... 4,433,117 1,176,948,232
Coinbase Global, Inc. , Class A
(a) (b)
.......... 2,782,032 956,406,961
FactSet Research Systems, Inc. ........... 465,358 124,157,514
Franklin Resources, Inc. ................ 3,763,859 85,100,852
Goldman Sachs Group, Inc. (The) ......... 3,723,871 2,939,512,051
Interactive Brokers Group, Inc. , Class A ...... 5,477,131 385,370,937
Intercontinental Exchange, Inc. ........... 7,041,565 1,030,110,544
Invesco Ltd. ........................ 5,490,759 130,130,988
KKR & Co., Inc. ...................... 8,439,091 998,597,638
Moody's Corp. ....................... 1,897,899 911,560,890
Morgan Stanley ...................... 14,924,164 2,447,562,896
MSCI, Inc. ......................... 951,692 560,118,327
Nasdaq, Inc. ........................ 5,576,169 476,706,688
Northern Trust Corp. ................... 2,352,420 302,685,881
Raymond James Financial, Inc. ........... 2,182,893 346,359,632
Robinhood Markets, Inc. , Class A
(a) (b)
........ 9,520,788 1,397,461,263
S&P Global, Inc. ..................... 3,844,166 1,872,916,117
State Street Corp. .................... 3,489,826 403,633,275
T. Rowe Price Group, Inc. ............... 2,700,410 276,873,037
23,831,333,760
Chemicals — 1.0%
Air Products & Chemicals, Inc. ............ 2,737,710 664,141,069
Albemarle Corp. ..................... 1,448,824 142,317,982
CF Industries Holdings, Inc. .............. 1,993,631 166,049,526
Corteva, Inc. ........................ 8,353,834 513,259,561
Dow, Inc. .......................... 8,721,130 207,998,950
DuPont de Nemours, Inc. ............... 5,150,777 420,560,942
Eastman Chemical Co. ................. 1,410,833 83,972,780
Ecolab, Inc. ........................ 3,140,069 805,113,692
International Flavors & Fragrances, Inc. ...... 3,153,286 198,562,419
Linde plc .......................... 5,768,217 2,412,845,171
LyondellBasell Industries NV , Class A ....... 3,162,481 146,802,368
Mosaic Co. (The) ..................... 3,900,326 107,063,949
PPG Industries, Inc. ................... 2,776,410 271,394,078
Sherwin-Williams Co. (The) .............. 2,852,429 983,916,859
Solstice Advanced Materials, Inc.
(b)
......... 1,951,687 87,962,533
7,211,961,879

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ........................ 4,213,591 $ 772,224,823
Copart, Inc.
(a) (b)
...................... 10,943,032 470,659,806
Republic Services, Inc. ................. 2,496,437 519,858,041
Rollins, Inc. ......................... 3,459,040 199,275,294
Veralto Corp. ........................ 3,052,711 301,241,522
Waste Management, Inc. ................ 4,558,918 910,735,049
3,173,994,535
Communications Equipment — 0.9%
Arista Networks, Inc.
(b)
................. 12,678,112 1,999,211,482
Cisco Systems, Inc. ................... 48,713,247 3,561,425,488
F5, Inc.
(a) (b)
......................... 706,383 178,750,218
Motorola Solutions, Inc. ................ 2,049,451 833,532,216
6,572,919,404
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................... 550,657 372,122,988
Quanta Services, Inc.
(a)
................. 1,832,972 823,242,714
1,195,365,702
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 741,844 454,824,556
Vulcan Materials Co. .................. 1,625,301 470,524,640
925,349,196
Consumer Finance — 0.6%
American Express Co.
(a)
................ 6,677,014 2,408,599,260
Capital One Financial Corp. .............. 7,866,701 1,730,595,553
Synchrony Financial ................... 4,576,809 340,423,054
4,479,617,867
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. ................ 5,455,357 4,972,285,138
Dollar General Corp. .................. 2,707,166 267,088,998
Dollar Tree, Inc.
(a) (b)
................... 2,388,020 236,700,542
Kroger Co. (The) ..................... 7,482,451 476,108,357
Sysco Corp. ........................ 5,873,836 436,308,538
Target Corp. ........................ 5,589,307 518,240,545
Walmart, Inc. ........................ 53,993,371 5,463,049,278
12,369,781,396
Containers & Packaging — 0.2%
Amcor plc .......................... 28,358,788 224,034,425
Avery Dennison Corp. .................. 958,700 167,667,043
Ball Corp. .......................... 3,349,184 157,411,648
International Paper Co. ................. 6,494,881 250,962,202
Packaging Corp. of America ............. 1,099,345 215,207,777
Smurfit WestRock plc .................. 6,423,451 237,153,811
1,252,436,906
Distributors — 0.1%
Genuine Parts Co. .................... 1,711,017 217,829,574
LKQ Corp. ......................... 3,162,187 101,063,497
Pool Corp. ......................... 404,179 107,940,044
426,833,115
Diversified Telecommunication Services — 0.6%
AT&T, Inc. .......................... 87,959,255 2,176,991,561
Verizon Communications, Inc. ............ 51,866,411 2,061,171,173
4,238,162,734
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 3,162,144 211,294,462
American Electric Power Co., Inc. .......... 6,578,690 791,153,259
Constellation Energy Corp. .............. 3,843,010 1,448,814,770
Duke Energy Corp. ................... 9,565,810 1,189,030,183
Edison International ................... 4,733,971 262,167,314
Entergy Corp. ....................... 5,491,425 527,671,028
Security
Shares
Shares Value
Electric Utilities (continued)
Evergy, Inc. ......................... 2,831,782 $ 217,509,176
Eversource Energy ................... 4,565,209 336,958,076
Exelon Corp. ........................ 12,424,185 573,003,412
FirstEnergy Corp. .................... 6,392,554 292,970,750
NextEra Energy, Inc. .................. 25,332,045 2,062,028,463
NRG Energy, Inc. ..................... 2,379,459 408,933,824
PG&E Corp. ........................ 27,036,321 431,499,683
Pinnacle West Capital Corp. ............. 1,467,675 129,918,591
PPL Corp. ......................... 9,097,019 332,223,134
Southern Co. (The) ................... 13,532,043 1,272,553,324
Xcel Energy, Inc. ..................... 7,275,327 590,538,293
11,078,267,742
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 2,841,042 574,202,999
Eaton Corp. plc ...................... 4,788,908 1,827,255,736
Emerson Electric Co. .................. 6,923,189 966,269,489
GE Vernova, Inc. ..................... 3,348,718 1,959,468,850
Generac Holdings, Inc.
(a) (b)
............... 722,120 121,330,602
Hubbell, Inc. ........................ 653,693 307,235,710
Rockwell Automation, Inc. ............... 1,383,088 509,474,296
6,265,237,682
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 15,018,954 2,092,741,050
CDW Corp. ......................... 1,612,464 256,978,388
Corning, Inc. ........................ 9,589,174 854,203,620
Jabil, Inc. .......................... 1,320,167 291,611,689
Keysight Technologies, Inc.
(a) (b)
............ 2,117,170 387,357,423
TE Connectivity plc ................... 3,634,810 897,834,418
Teledyne Technologies, Inc.
(a) (b)
........... 576,785 303,861,874
Trimble, Inc.
(a) (b)
...................... 2,927,335 233,454,966
Zebra Technologies Corp. , Class A
(b)
........ 625,091 168,305,752
5,486,349,180
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 12,127,624 587,098,278
Halliburton Co. ...................... 10,488,140 281,501,677
SLB Ltd. ........................... 18,353,033 661,810,370
1,530,410,325
Entertainment — 1.5%
Electronic Arts, Inc. ................... 2,770,091 554,184,406
Live Nation Entertainment, Inc.
(a) (b)
......... 1,940,240 290,124,087
Netflix, Inc.
(a) (b)
....................... 5,227,155 5,848,454,643
Take-Two Interactive Software, Inc.
(b)
........ 2,133,073 546,855,925
TKO Group Holdings, Inc. , Class A
(a)
........ 848,731 159,900,920
Walt Disney Co. (The) ................. 22,116,982 2,490,814,513
Warner Bros Discovery, Inc.
(a) (b)
........... 30,455,291 683,721,283
10,574,055,777
Financial Services — 3.8%
Apollo Global Management, Inc. ........... 5,660,462 703,652,031
Berkshire Hathaway, Inc. , Class B
(b)
........ 22,557,379 10,772,050,768
Block, Inc. , Class A
(a) (b)
................. 6,760,492 513,391,763
Corpay, Inc.
(b)
....................... 868,646 226,151,986
Fidelity National Information Services, Inc. .... 6,425,957 401,750,832
Fiserv, Inc.
(b)
........................ 6,686,918 445,950,561
Global Payments, Inc. ................. 2,984,408 232,067,566
Jack Henry & Associates, Inc. ............ 895,247 133,338,088
Mastercard, Inc. , Class A ................ 10,154,652 5,605,266,357
PayPal Holdings, Inc.
(b)
................. 11,752,421 814,090,203
Visa, Inc. , Class A .................... 20,896,062 7,120,124,166
26,967,834,321

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.5%
Archer-Daniels-Midland Co. .............. 5,910,347 $ 357,753,304
Bunge Global SA ..................... 1,723,563 163,049,060
Campbell's Co. (The) .................. 2,417,714 72,845,723
Conagra Brands, Inc. .................. 5,896,477 101,360,440
General Mills, Inc. .................... 6,577,350 306,570,283
Hershey Co. (The) .................... 1,821,962 309,059,414
Hormel Foods Corp. ................... 3,581,863 77,332,422
J M Smucker Co. (The) ................. 1,312,355 135,894,360
Kellanova .......................... 3,307,664 274,734,572
Kraft Heinz Co. (The) .................. 10,483,087 259,246,742
Lamb Weston Holdings, Inc. ............. 1,712,965 105,741,329
McCormick & Co., Inc. (Non-Voting) , NVS .... 3,113,216 199,743,939
Mondelez International, Inc. , Class A ........ 15,917,246 914,604,955
Tyson Foods, Inc. , Class A .............. 3,516,057 180,760,490
3,458,697,033
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 1,974,659 339,088,443
Ground Transportation — 0.9%
CSX Corp. ......................... 22,933,089 826,049,866
JB Hunt Transport Services, Inc. .......... 939,994 158,727,387
Norfolk Southern Corp. ................. 2,759,853 782,087,143
Old Dominion Freight Line, Inc. ........... 2,275,105 319,470,244
Uber Technologies, Inc.
(a) (b)
.............. 25,653,430 2,475,555,995
Union Pacific Corp. ................... 7,295,181 1,607,639,037
6,169,529,672
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories ................... 21,409,963 2,646,699,626
Align Technology, Inc.
(a) (b)
................ 829,630 114,389,384
Baxter International, Inc. ................ 6,311,987 116,582,400
Becton Dickinson & Co. ................ 3,525,894 630,112,517
Boston Scientific Corp.
(a) (b)
............... 18,227,522 1,835,876,016
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,455,515 171,665,054
Dexcom, Inc.
(b)
...................... 4,824,029 280,854,968
Edwards Lifesciences Corp.
(a) (b)
........... 7,222,112 595,463,134
GE HealthCare Technologies, Inc. ......... 5,616,320 420,943,184
Hologic, Inc.
(b)
....................... 2,736,312 202,240,820
IDEXX Laboratories, Inc.
(a) (b)
............. 984,168 619,543,598
Insulet Corp.
(a) (b)
...................... 865,928 271,044,123
Intuitive Surgical, Inc.
(b)
................. 4,409,744 2,356,038,024
Medtronic plc ....................... 15,761,265 1,429,546,736
ResMed, Inc. ....................... 1,801,099 444,655,321
Solventum Corp.
(a) (b)
................... 1,814,338 125,261,896
STERIS plc ......................... 1,211,775 285,615,368
Stryker Corp. ....................... 4,232,597 1,507,820,355
Zimmer Biomet Holdings, Inc. ............ 2,436,845 245,049,133
14,299,401,657
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. ................... 2,937,484 560,383,823
Cencora, Inc. ....................... 2,384,958 805,662,662
Centene Corp.
(b)
..................... 5,740,463 203,040,176
Cigna Group (The) .................... 3,283,570 802,537,344
CVS Health Corp. .................... 15,602,098 1,219,303,959
DaVita, Inc.
(a) (b)
...................... 439,398 52,297,150
Elevance Health, Inc. .................. 2,769,989 878,640,511
HCA Healthcare, Inc. .................. 2,014,906 926,211,990
Henry Schein, Inc.
(a) (b)
.................. 1,266,248 80,026,874
Humana, Inc. ....................... 1,479,506 411,583,774
Labcorp Holdings, Inc. ................. 1,022,588 259,696,448
McKesson Corp. ..................... 1,530,089 1,241,422,409
Molina Healthcare, Inc.
(a) (b)
............... 666,362 101,993,368
Quest Diagnostics, Inc. ................. 1,374,783 241,893,069
UnitedHealth Group, Inc. ................ 11,140,996 3,805,318,594
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. , Class B ..... 694,052 $ 150,616,224
11,740,628,375
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,912,702 111,357,510
Healthpeak Properties, Inc. .............. 8,553,968 153,543,726
Ventas, Inc. ........................ 5,590,598 412,530,226
Welltower, Inc. ....................... 8,227,450 1,489,497,548
2,166,929,010
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 7,858,234 125,888,909
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. , Class A
(a) (b)
................. 5,278,255 667,910,388
Booking Holdings, Inc. ................. 398,686 2,024,423,849
Carnival Corp.
(a) (b)
..................... 13,355,380 385,035,605
Chipotle Mexican Grill, Inc.
(a) (b)
............ 16,494,671 522,716,124
Darden Restaurants, Inc. ............... 1,440,159 259,444,644
Domino's Pizza, Inc. ................... 384,208 153,091,520
DoorDash, Inc. , Class A
(b)
............... 4,553,610 1,158,301,776
Expedia Group, Inc. ................... 1,453,919 319,862,180
Hilton Worldwide Holdings, Inc. ........... 2,893,199 743,436,415
Las Vegas Sands Corp. ................ 3,800,276 225,546,380
Marriott International, Inc. , Class A ......... 2,771,615 722,227,437
McDonald's Corp. .................... 8,778,279 2,619,701,802
MGM Resorts International
(a) (b)
............ 2,509,199 80,369,644
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,554,122 124,523,415
Royal Caribbean Cruises Ltd. ............ 3,107,489 891,321,070
Starbucks Corp. ...................... 13,982,923 1,130,798,983
Wynn Resorts Ltd. .................... 1,039,031 123,634,299
Yum! Brands, Inc. .................... 3,414,062 471,857,509
12,624,203,040
Household Durables — 0.3%
DR Horton, Inc. ...................... 3,410,610 508,453,739
Garmin Ltd. ......................... 2,010,894 430,210,662
Lennar Corp. , Class A .................. 2,799,808 346,532,236
Mohawk Industries, Inc.
(a) (b)
.............. 642,017 72,958,812
NVR, Inc.
(a) (b)
........................ 35,656 257,108,998
PulteGroup, Inc. ..................... 2,427,191 290,947,385
1,906,211,832
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 2,997,102 262,815,874
Clorox Co. (The) ..................... 1,503,471 169,080,349
Colgate-Palmolive Co. ................. 9,942,194 766,046,048
Kimberly-Clark Corp. .................. 4,081,336 488,576,733
Procter & Gamble Co. (The) ............. 28,814,282 4,332,803,584
6,019,322,588
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 8,750,171 121,364,872
Vistra Corp.
(a)
....................... 3,917,861 737,733,226
859,098,098
Industrial Conglomerates — 0.4%
3M Co. ............................ 6,552,058 1,090,917,657
Honeywell International, Inc. ............. 7,810,078 1,572,403,004
2,663,320,661
Industrial REITs — 0.2%
Prologis, Inc. ......................... 11,416,410 1,416,662,317
Insurance — 1.7%
Aflac, Inc. .......................... 5,921,220 634,695,573
Allstate Corp. (The) ................... 3,241,462 620,804,802
American International Group, Inc. ......... 6,814,986 538,111,295

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Aon plc , Class A ..................... 2,652,499 $ 903,653,359
Arch Capital Group Ltd. ................ 4,572,306 394,635,731
Arthur J Gallagher & Co. ................ 3,153,606 786,793,161
Assurant, Inc. ....................... 620,622 131,398,090
Brown & Brown, Inc. ................... 3,604,272 287,404,649
Chubb Ltd. ......................... 4,561,109 1,263,153,527
Cincinnati Financial Corp. ............... 1,923,790 297,398,696
Erie Indemnity Co. , Class A, NVS .......... 312,331 91,400,544
Everest Group Ltd. .................... 515,956 162,278,481
Globe Life, Inc. ...................... 996,789 131,087,721
Hartford Insurance Group, Inc. (The) ........ 3,458,790 429,512,542
Loews Corp.
(a)
....................... 2,093,163 208,395,308
Marsh & McLennan Cos., Inc. ............ 6,047,630 1,077,385,285
MetLife, Inc. ........................ 6,871,792 548,506,437
Principal Financial Group, Inc. ............ 2,491,494 209,385,156
Progressive Corp. (The) ................ 7,211,139 1,485,494,634
Prudential Financial, Inc. ................ 4,330,068 450,327,072
Travelers Cos., Inc. (The) ............... 2,769,448 743,929,122
Willis Towers Watson plc ................ 1,199,970 375,710,607
WR Berkley Corp.
(a)
................... 3,686,332 262,982,925
12,034,444,717
Interactive Media & Services — 7.5%
Alphabet, Inc. , Class A ................. 71,556,844 20,121,068,964
Alphabet, Inc. , Class C, NVS ............. 57,444,757 16,189,081,418
Match Group, Inc. .................... 2,957,034 95,630,480
Meta Platforms, Inc. , Class A ............. 26,681,120 17,298,704,152
53,704,485,014
IT Services — 0.9%
Accenture plc , Class A ................. 7,661,921 1,916,246,442
Akamai Technologies, Inc.
(a) (b)
............. 1,762,063 132,330,931
Cognizant Technology Solutions Corp. , Class A . 6,007,921 437,857,283
EPAM Systems, Inc.
(a) (b)
................ 684,908 112,009,854
Gartner, Inc.
(a) (b)
...................... 931,654 231,366,954
GoDaddy, Inc. , Class A
(a) (b)
............... 1,703,234 226,751,543
International Business Machines Corp. ...... 11,458,924 3,522,587,827
VeriSign, Inc. ....................... 1,034,150 247,989,170
6,827,140,004
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,637,095 124,926,719
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............... 3,494,378 511,437,164
Bio-Techne Corp. ..................... 1,926,697 120,553,431
Charles River Laboratories International, Inc.
(b)
. 604,967 108,936,408
Danaher Corp. ...................... 7,839,470 1,688,465,049
IQVIA Holdings, Inc.
(a) (b)
................. 2,091,226 452,666,780
Mettler-Toledo International, Inc.
(a) (b)
........ 253,395 358,880,804
Revvity, Inc.
(a)
....................... 1,426,416 133,498,273
Thermo Fisher Scientific, Inc.
(a)
............ 4,645,130 2,635,600,311
Waters Corp.
(a) (b)
..................... 732,374 256,037,950
West Pharmaceutical Services, Inc. ........ 884,552 249,505,583
6,515,581,753
Machinery — 1.6%
Caterpillar, Inc. ...................... 5,762,915 3,326,700,313
Cummins, Inc. ....................... 1,694,951 741,846,154
Deere & Co. ........................ 3,098,325 1,430,279,770
Dover Corp. ........................ 1,686,931 306,110,499
Fortive Corp. ........................ 4,162,419 209,536,173
IDEX Corp. ......................... 926,538 158,864,206
Illinois Tool Works, Inc. ................. 3,263,113 795,938,523
Ingersoll Rand, Inc.
(a)
.................. 4,449,173 339,605,375
Nordson Corp. ....................... 660,379 153,174,909
Otis Worldwide Corp. .................. 4,827,965 447,842,033
Security
Shares
Shares Value
Machinery (continued)
PACCAR, Inc. ....................... 6,459,466 $ 635,611,454
Parker-Hannifin Corp. .................. 1,571,840 1,214,765,107
Pentair plc ......................... 2,016,829 214,489,764
Snap-on, Inc. ....................... 641,564 215,276,800
Stanley Black & Decker, Inc. ............. 1,902,617 128,845,223
Westinghouse Air Brake Technologies Corp. ... 2,102,949 429,926,894
Xylem, Inc. ......................... 2,994,267 451,685,177
11,200,498,374
Media — 0.4%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,142,571 267,178,803
Comcast Corp. , Class A ................ 45,302,875 1,261,005,526
Fox Corp. , Class A, NVS
(a)
............... 2,583,944 167,051,979
Fox Corp. , Class B .................... 1,823,129 106,488,965
Interpublic Group of Cos., Inc. (The) ........ 4,501,545 115,509,645
News Corp. , Class A, NVS .............. 4,626,656 122,606,384
News Corp. , Class B
(a)
................. 1,528,529 46,574,278
Omnicom Group, Inc. .................. 2,383,389 178,801,843
Paramount Skydance Corp. , Class B, NVS
(a)
.. 3,817,101 58,745,184
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 5,482,297 275,649,893
2,599,612,500
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 17,661,932 736,502,564
Newmont Corp. ...................... 13,512,397 1,094,098,785
Nucor Corp. ........................ 2,823,586 423,679,079
Steel Dynamics, Inc. ................... 1,702,168 266,899,943
2,521,180,371
Multi-Utilities — 0.6%
Ameren Corp. ....................... 3,326,403 339,359,634
CenterPoint Energy, Inc. ................ 8,031,109 307,109,608
CMS Energy Corp. .................... 3,682,219 270,827,207
Consolidated Edison, Inc. ............... 4,436,500 432,159,465
Dominion Energy, Inc. .................. 10,498,374 616,149,570
DTE Energy Co. ..................... 2,553,609 346,116,164
NiSource, Inc. ....................... 5,792,477 243,921,207
Public Service Enterprise Group, Inc. ....... 6,139,348 494,585,875
Sempra ........................... 8,026,274 737,935,632
WEC Energy Group, Inc. ................ 3,959,380 442,381,527
4,230,545,889
Office REITs — 0.0%
BXP, Inc. .......................... 1,813,236 129,084,271
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. ......................... 4,397,296 99,598,754
Chevron Corp. ....................... 23,674,567 3,733,952,632
ConocoPhillips ...................... 15,363,649 1,365,213,850
Coterra Energy, Inc. ................... 9,388,782 222,138,582
Devon Energy Corp. ................... 7,808,972 253,713,500
Diamondback Energy, Inc. ............... 2,314,691 331,440,604
EOG Resources, Inc. .................. 6,716,441 710,868,116
EQT Corp. ......................... 7,676,732 411,319,301
Expand Energy Corp. .................. 2,929,642 302,661,315
Exxon Mobil Corp. .................... 52,443,614 5,997,451,697
Kinder Morgan, Inc. ................... 24,054,375 629,984,081
Marathon Petroleum Corp. .............. 3,739,851 728,934,358
Occidental Petroleum Corp. .............. 8,840,243 364,218,012
ONEOK, Inc. ........................ 7,746,837 519,038,079
Phillips 66 .......................... 4,971,263 676,787,745
Targa Resources Corp. ................. 2,647,148 407,766,678
Texas Pacific Land Corp.
(a)
.............. 237,527 224,078,221
Valero Energy Corp. ................... 3,821,433 647,962,180
Williams Cos., Inc. (The) ................ 15,022,103 869,329,101
18,496,456,806

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc.
(a)
.................. 7,978,926 $ 457,830,774
Southwest Airlines Co. ................. 6,462,714 195,820,234
United Airlines Holdings, Inc.
(a) (b)
........... 3,982,335 374,498,783
1,028,149,791
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 2,881,095 278,573,075
Kenvue, Inc. ........................ 23,607,116 339,234,257
617,807,332
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ................ 25,038,572 1,153,527,012
Eli Lilly & Co. ....................... 9,779,852 8,438,643,097
Johnson & Johnson ................... 29,625,776 5,595,420,313
Merck & Co., Inc. ..................... 30,726,056 2,641,826,295
Pfizer, Inc. ......................... 69,939,846 1,724,017,204
Viatris, Inc. ......................... 14,327,331 148,431,149
Zoetis, Inc. , Class A ................... 5,451,741 785,541,360
20,487,406,430
Professional Services — 0.5%
Automatic Data Processing, Inc. ........... 4,982,568 1,296,962,450
Broadridge Financial Solutions, Inc. ........ 1,440,988 317,593,755
Dayforce, Inc.
(a) (b)
..................... 1,963,001 134,936,689
Equifax, Inc. ........................ 1,523,096 321,525,566
Jacobs Solutions, Inc. .................. 1,470,518 229,121,410
Leidos Holdings, Inc. .................. 1,578,224 300,604,325
Paychex, Inc. ....................... 3,988,333 466,754,611
Paycom Software, Inc.
(a)
................ 616,239 115,292,154
Verisk Analytics, Inc. ................... 1,718,680 375,978,437
3,558,769,397
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A .............. 3,605,483 549,583,773
CoStar Group, Inc. .................... 5,211,459 358,600,494
908,184,267
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,749,360 304,248,691
Camden Property Trust ................. 1,313,599 130,676,829
Equity Residential .................... 4,275,384 254,128,825
Essex Property Trust, Inc. ............... 791,785 199,347,709
Invitation Homes, Inc. .................. 6,938,890 195,329,754
Mid-America Apartment Communities, Inc. .... 1,441,126 184,795,587
UDR, Inc. .......................... 3,705,867 124,850,659
1,393,378,054
Retail REITs — 0.2%
Federal Realty Investment Trust ........... 965,680 92,888,759
Kimco Realty Corp. ................... 8,334,318 172,187,010
Realty Income Corp. ................... 11,247,181 652,111,554
Regency Centers Corp. ................ 2,008,321 138,473,733
Simon Property Group, Inc. .............. 4,016,200 705,887,312
1,761,548,368
Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc.
(b)
........... 19,963,142 5,112,959,929
Analog Devices, Inc. ................... 6,104,511 1,429,249,160
Applied Materials, Inc. ................. 9,871,794 2,301,115,181
Broadcom, Inc. ...................... 57,858,955 21,386,405,537
First Solar, Inc.
(a) (b)
.................... 1,319,293 352,172,073
Intel Corp.
(b)
........................ 53,842,927 2,153,178,651
KLA Corp. .......................... 1,623,296 1,962,142,807
Lam Research Corp. .................. 15,568,823 2,451,466,869
Microchip Technology, Inc. ............... 6,638,782 414,392,772
Micron Technology, Inc.
(a)
............... 13,766,727 3,080,580,501
Monolithic Power Systems, Inc. ........... 589,135 592,080,675
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ....................... 300,152,483 $ 60,777,876,283
NXP Semiconductors NV ............... 3,101,350 648,554,312
ON Semiconductor Corp.
(a) (b)
............. 5,031,274 251,966,202
QUALCOMM, Inc. .................... 13,267,281 2,400,051,133
Skyworks Solutions, Inc. ................ 1,824,080 141,767,498
Teradyne, Inc. ....................... 1,956,822 355,671,967
Texas Instruments, Inc. ................. 11,183,595 1,805,703,249
107,617,334,799
Software — 11.1%
Adobe, Inc.
(b)
........................ 5,218,225 1,775,814,150
AppLovin Corp. , Class A
(a) (b)
.............. 3,330,212 2,122,444,014
Autodesk, Inc.
(b)
...................... 2,632,485 793,273,030
Cadence Design Systems, Inc.
(a) (b)
......... 3,351,990 1,135,285,493
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 3,066,082 1,664,913,187
Datadog, Inc. , Class A
(a) (b)
............... 3,976,664 647,440,666
Fair Isaac Corp.
(a) (b)
................... 295,281 490,027,678
Fortinet, Inc.
(a) (b)
...................... 8,012,178 692,492,545
Gen Digital, Inc. ...................... 6,896,415 181,789,499
Intuit, Inc. .......................... 3,431,419 2,290,643,753
Microsoft Corp. ...................... 91,437,837 47,347,426,377
Oracle Corp. ........................ 20,385,907 5,353,543,037
Palantir Technologies, Inc. , Class A
(b)
....... 27,976,450 5,608,438,932
Palo Alto Networks, Inc.
(a) (b)
.............. 8,216,502 1,809,602,400
PTC, Inc.
(a) (b)
........................ 1,473,613 292,571,125
Roper Technologies, Inc. ................ 1,323,795 590,611,139
Salesforce, Inc. ...................... 11,760,073 3,062,440,610
ServiceNow, Inc.
(b)
.................... 2,558,677 2,352,140,593
Synopsys, Inc.
(a) (b)
.................... 2,276,288 1,033,025,020
Tyler Technologies, Inc.
(a) (b)
.............. 532,180 253,456,047
Workday, Inc. , Class A
(a) (b)
............... 2,657,088 637,488,553
80,134,867,848
Specialized REITs — 0.7%
American Tower Corp. ................. 5,760,111 1,030,944,667
Crown Castle, Inc. .................... 5,356,861 483,295,999
Digital Realty Trust, Inc. ................ 3,943,647 672,036,885
Equinix, Inc. ........................ 1,203,857 1,018,475,061
Extra Space Storage, Inc. ............... 2,611,007 348,673,875
Iron Mountain, Inc. .................... 3,633,174 374,035,263
Public Storage ....................... 1,942,475 541,095,836
SBA Communications Corp. ............. 1,320,997 252,944,506
VICI Properties, Inc. ................... 13,117,771 393,401,952
Weyerhaeuser Co. .................... 8,877,627 204,185,421
5,319,089,465
Specialty Retail — 1.6%
AutoZone, Inc.
(a) (b)
.................... 205,824 756,285,880
Best Buy Co., Inc. .................... 2,418,253 198,635,301
Home Depot, Inc. (The) ................ 12,238,939 4,645,778,855
Lowe's Cos., Inc. ..................... 6,894,133 1,641,699,891
O'Reilly Automotive, Inc.
(a) (b)
.............. 10,437,643 985,731,005
Ross Stores, Inc. ..................... 4,023,409 639,400,158
TJX Cos., Inc. (The) ................... 13,723,562 1,923,219,979
Tractor Supply Co. .................... 6,519,115 352,749,313
Ulta Beauty, Inc.
(a) (b)
................... 552,896 287,439,573
Williams-Sonoma, Inc. ................. 1,513,039 294,043,999
11,724,983,954
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 182,556,553 49,357,815,235
Dell Technologies, Inc. , Class C
(a)
.......... 3,729,751 604,256,959
Hewlett Packard Enterprise Co. ........... 16,142,004 394,187,738
HP, Inc. ........................... 11,554,308 319,707,702
NetApp, Inc. ........................ 2,461,484 289,913,586
Seagate Technology Holdings plc .......... 2,616,210 669,435,815

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 6,166,990 $ 320,436,800
Western Digital Corp.
(a)
................. 4,267,602 641,036,496
52,596,790,331
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.
(b)
................ 1,823,096 148,582,324
Lululemon Athletica, Inc.
(a) (b)
.............. 1,341,841 228,837,564
NIKE, Inc. , Class B ................... 14,614,178 943,929,757
Ralph Lauren Corp. , Class A ............. 475,900 152,126,194
Tapestry, Inc. ........................ 2,560,202 281,161,384
1,754,637,223
Tobacco — 0.5%
Altria Group, Inc. ..................... 20,664,896 1,165,086,836
Philip Morris International, Inc. ............ 19,148,117 2,763,647,727
3,928,734,563
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 14,117,463 580,933,603
United Rentals, Inc. ................... 791,480 689,521,546
WW Grainger, Inc. .................... 541,325 529,957,175
1,800,412,324
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 2,399,977 308,229,046
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 5,952,985 1,250,424,499
Total Long-Term Investments — 99 .9%
(Cost: $ 617,068,412,565 ) ........................... 717,617,205,851
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(e)
................... 1,621,494,570 $ 1,622,305,317
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 1,360,754,519 1,360,754,519
Total Short-Term Securities — 0 .4%
(Cost: $ 2,982,151,151 ) ............................ 2,983,059,836
Total Investments — 100 .3%
(Cost: $ 620,050,563,716 ) ........................... 720,600,265,687
Liabilities in Excess of Other Assets — (0.3) % ............. (1,903,700,465)
Net Assets — 100.0% ...............................
$ 718,696,565,222
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,098 12/19/25 $ 1,064,783 $ 35,625,157

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 717,617,205,851 $ — $ — $ 717,617,205,851
Short-Term Securities
Money Market Funds ...................................... 2,983,059,836 — — 2,983,059,836
$ 720,600,265,687 $ — $ — $ 720,600,265,687
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 35,625,157 $ — $ — $ 35,625,157
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.
(a) (b)
....................... 851,787 $ 71,728,983
AeroVironment, Inc.
(a) (b)
................. 762,246 281,962,418
AerSale Corp.
(b)
...................... 770,954 5,720,479
AIRO Group Holdings, Inc.
(a) (b)
............ 176,454 2,886,787
Archer Aviation, Inc. , Class A
(a) (b)
........... 13,147,399 147,513,817
Astronics Corp.
(a) (b)
.................... 725,264 35,668,484
Byrna Technologies, Inc.
(a) (b)
.............. 436,696 8,843,094
Cadre Holdings, Inc. ................... 674,537 28,640,841
Ducommun, Inc.
(a) (b)
................... 329,286 30,211,990
Eve Holding, Inc.
(a) (b)
................... 1,218,645 5,313,292
Intuitive Machines, Inc. , Class A
(a) (b)
......... 2,607,331 31,105,459
Kratos Defense & Security Solutions, Inc.
(b)
... 3,983,165 360,874,749
Mercury Systems, Inc.
(a) (b)
............... 1,244,612 96,345,415
Moog, Inc. , Class A ................... 672,936 137,850,940
National Presto Industries, Inc. ............ 123,902 13,253,797
Park Aerospace Corp. .................. 423,421 8,112,746
Redwire Corp.
(a) (b)
..................... 1,192,516 9,385,101
Satellogic, Inc. , Class A
(a) (b)
.............. 1,656,103 3,163,157
V2X, Inc.
(a) (b)
........................ 462,686 26,414,744
Voyager Technologies, Inc. , Class A
(a) (b)
...... 320,661 9,805,813
VSE Corp.
(a)
........................ 526,749 95,173,009
1,409,975,115
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 503,550 9,471,776
Hub Group, Inc. , Class A ................ 1,438,145 52,966,880
Radiant Logistics, Inc.
(b)
................ 789,245 4,774,932
67,213,588
Automobile Components — 1.3%
Adient plc
(b)
......................... 2,022,061 46,891,595
American Axle & Manufacturing Holdings, Inc.
(a) (b)
2,786,658 17,277,280
Cooper-Standard Holdings, Inc.
(a) (b)
......... 409,464 12,374,002
Dana, Inc. .......................... 3,161,231 64,172,989
Dorman Products, Inc.
(a) (b)
............... 658,433 88,315,618
Fox Factory Holding Corp.
(b)
.............. 1,003,813 22,194,306
Garrett Motion, Inc. ................... 3,211,516 54,403,081
Gentherm, Inc.
(b)
..................... 725,643 26,703,662
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 6,245,526 43,031,674
Holley, Inc.
(b)
........................ 1,418,454 4,070,963
LCI Industries ....................... 586,596 60,706,820
Luminar Technologies, Inc. , Class A
(a) (b)
...... 1,082,142 1,255,285
Modine Manufacturing Co.
(a) (b)
............ 1,251,292 191,710,447
Motorcar Parts of America, Inc.
(a) (b)
......... 329,273 5,617,397
Patrick Industries, Inc. ................. 778,815 81,284,922
Phinia, Inc. ......................... 921,710 47,845,966
Solid Power, Inc. , Class A
(a) (b)
............. 3,655,097 22,954,009
Standard Motor Products, Inc. ............ 496,052 18,418,411
Strattec Security Corp.
(a) (b)
............... 96,006 5,890,928
Visteon Corp. ....................... 655,759 70,271,135
XPEL, Inc.
(a) (b) (c)
...................... 576,052 19,643,373
905,033,863
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a) (b)
.... 2,137,779 2,950,135
Livewire Group, Inc.
(a) (b)
................. 862,433 4,726,133
Winnebago Industries, Inc. .............. 652,040 24,588,428
32,264,696
Banks — 9.3%
1st Source Corp. ..................... 447,136 26,577,764
ACNB Corp. ........................ 235,085 10,621,140
Amalgamated Financial Corp. ............ 566,316 15,437,774
Amerant Bancorp, Inc. , Class A ........... 878,288 14,728,890
Ameris Bancorp ...................... 1,584,368 113,472,436
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. .................. 230,673 $ 4,811,839
Arrow Financial Corp. .................. 418,696 11,677,431
Associated Banc-Corp. ................. 4,009,426 99,313,482
Atlantic Union Bankshares Corp. .......... 3,458,508 112,470,680
Axos Financial, Inc.
(a) (b)
................. 1,299,811 101,359,262
Banc of California, Inc. ................. 3,054,433 51,833,728
BancFirst Corp. ...................... 500,344 54,467,448
Bancorp, Inc. (The)
(a) (b)
................. 1,100,680 71,951,452
Bank First Corp. ..................... 215,643 26,334,323
Bank of Hawaii Corp. .................. 939,651 61,011,539
Bank of Marin Bancorp ................. 367,812 9,471,159
Bank of NT Butterfield & Son Ltd. (The) ...... 1,011,392 46,786,994
Bank7 Corp. ........................ 113,773 4,722,717
BankFinancial Corp. ................... 142,594 1,575,664
BankUnited, Inc. ..................... 1,842,703 73,855,536
Bankwell Financial Group, Inc. ............ 175,818 7,621,710
Banner Corp. ....................... 814,145 49,166,217
Bar Harbor Bankshares ................ 385,370 11,302,902
BayCom Corp. ...................... 285,164 7,773,571
BCB Bancorp, Inc. .................... 404,958 3,215,366
Beacon Financial Corp. ................. 1,991,000 48,460,940
Blue Foundry Bancorp
(a) (b)
............... 496,865 4,094,168
Blue Ridge Bankshares, Inc.
(b)
............ 1,488,836 6,669,985
Bridgewater Bancshares, Inc.
(a) (b)
.......... 503,288 8,284,120
Burke & Herbert Financial Services Corp. .... 316,266 18,615,417
Business First Bancshares, Inc. ........... 669,746 16,422,172
BV Financial, Inc.
(b)
................... 165,592 2,699,150
Byline Bancorp, Inc. ................... 739,015 19,761,261
C&F Financial Corp. ................... 66,816 4,570,883
Cadence Bank ...................... 3,931,458 148,373,225
California Bancorp
(a) (b)
.................. 527,734 9,757,802
Camden National Corp. ................ 393,721 15,020,456
Capital Bancorp, Inc. .................. 282,680 7,857,091
Capital City Bank Group, Inc. ............. 353,938 13,768,188
Capitol Federal Financial, Inc. ............ 2,917,452 17,621,410
Carter Bankshares, Inc.
(a) (b)
.............. 575,565 9,830,650
Cathay General Bancorp ................ 1,612,247 73,276,626
CB Financial Services, Inc. .............. 79,444 2,571,602
Central Pacific Financial Corp. ............ 589,982 16,820,387
CF Bankshares, Inc. ................... 71,852 1,666,966
Chain Bridge Bancorp, Inc. , Class A
(b)
....... 39,536 1,171,847
Chemung Financial Corp. ............... 89,293 4,524,476
ChoiceOne Financial Services, Inc. ......... 329,553 9,438,398
Citizens & Northern Corp. ............... 381,477 7,385,395
Citizens Community Bancorp, Inc. ......... 144,349 2,259,062
Citizens Financial Services, Inc. ........... 113,100 6,196,749
City Holding Co. ..................... 331,332 39,057,416
Civista Bancshares, Inc. ................ 450,841 9,706,607
CNB Financial Corp. ................... 683,701 16,819,045
Coastal Financial Corp.
(a) (b)
.............. 308,782 32,885,283
CoastalSouth Bancshares, Inc.
(a) (b)
......... 47,363 1,007,885
Colony Bankcorp, Inc. ................. 452,217 7,230,950
Columbia Financial, Inc.
(a) (b)
.............. 649,952 9,586,792
Community Financial System, Inc. ......... 1,262,303 70,032,570
Community Trust Bancorp, Inc. ........... 378,905 19,398,041
Community West Bancshares ............ 415,394 8,798,045
ConnectOne Bancorp, Inc. .............. 1,141,504 27,464,586
Customers Bancorp, Inc.
(a) (b)
............. 713,035 47,858,909
CVB Financial Corp. ................... 3,183,872 58,487,729
Dime Community Bancshares, Inc. ......... 959,431 25,185,064
Eagle Bancorp Montana, Inc. ............. 124,808 2,025,634
Eagle Bancorp, Inc. ................... 672,892 11,270,941
Eagle Financial Services, Inc. ............ 77,274 2,798,092
Eastern Bankshares, Inc. ............... 4,703,719 82,456,194
ECB Bancorp, Inc.
(a) (b)
.................. 86,555 1,387,477

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Enterprise Financial Services Corp. ........ 877,472 $ 45,953,209
Equity Bancshares, Inc. , Class A .......... 367,697 14,895,405
Esquire Financial Holdings, Inc.
(a)
.......... 172,432 16,174,122
Farmers & Merchants Bancorp, Inc. ........ 330,337 7,895,054
Farmers National Banc Corp. ............. 900,634 11,690,229
FB Bancorp, Inc.
(a) (b)
................... 400,977 4,859,841
FB Financial Corp. .................... 1,006,651 54,369,220
Fidelity D&D Bancorp, Inc. ............... 119,287 5,210,456
Financial Institutions, Inc. ............... 462,126 13,138,242
Finward Bancorp
(a)
.................... 54,311 1,909,032
Finwise Bancorp
(a) (b)
................... 147,084 2,822,542
First Bancorp ....................... 4,880,152 123,264,833
First Bancorp, Inc. (The) ................ 278,992 6,916,212
First Bank .......................... 532,379 8,315,760
First Busey Corp. ..................... 2,024,775 45,273,969
First Business Financial Services, Inc. ....... 196,595 9,949,673
First Capital, Inc. ..................... 57,021 2,454,754
First Commonwealth Financial Corp. ........ 2,458,383 37,588,676
First Community Bankshares, Inc. ......... 384,995 12,450,738
First Community Corp. ................. 125,018 3,351,733
First Financial Bancorp ................. 2,292,366 53,664,288
First Financial Bankshares, Inc. ........... 3,209,112 99,129,470
First Financial Corp. ................... 280,977 14,981,694
First Foundation, Inc.
(a) (b)
................ 1,501,983 8,170,787
First Internet Bancorp .................. 198,199 3,516,050
First Interstate BancSystem, Inc. , Class A .... 2,134,466 66,702,062
First Merchants Corp. .................. 1,395,345 49,506,841
First Mid Bancshares, Inc. ............... 538,092 19,226,027
First National Corp.
(a)
.................. 133,946 3,016,464
First Savings Financial Group, Inc. ......... 91,402 2,705,499
First United Corp. .................... 123,127 4,251,575
First Western Financial, Inc.
(a) (b)
........... 200,280 4,624,465
Firstsun Capital Bancorp
(a) (b)
.............. 303,824 10,342,169
Five Star Bancorp .................... 421,771 14,977,088
Flagstar Bank NA
(a)
................... 7,250,912 82,805,415
Flushing Financial Corp. ................ 751,483 10,272,773
Franklin Financial Services Corp. .......... 87,736 3,974,441
FS Bancorp, Inc. ..................... 175,167 6,777,211
Fulton Financial Corp. .................. 4,456,049 77,401,571
FVCBankcorp, Inc. .................... 374,409 4,575,278
GBank Financial Holdings, Inc.
(a) (b)
......... 213,211 7,733,163
German American Bancorp, Inc. ........... 846,883 32,638,871
Glacier Bancorp, Inc. .................. 3,064,554 125,187,031
Great Southern Bancorp, Inc. ............. 209,808 11,686,306
Greene County Bancorp, Inc. ............. 173,607 3,810,674
Hancock Whitney Corp. ................ 2,073,208 118,400,909
Hanmi Financial Corp. ................. 749,067 19,775,369
Hanover Bancorp, Inc.
(a)
................ 75,376 1,561,037
HarborOne Bancorp, Inc. ............... 947,820 11,468,622
Hawthorn Bancshares, Inc. .............. 94,587 2,857,473
HBT Financial, Inc. .................... 343,511 8,378,233
Heritage Commerce Corp. ............... 1,440,904 14,985,402
Heritage Financial Corp. ................ 807,613 17,920,932
Hilltop Holdings, Inc. ................... 1,086,579 35,096,502
Hingham Institution for Savings (The)
(a)
...... 38,320 11,276,043
Home Bancorp, Inc. ................... 171,164 9,097,367
Home BancShares, Inc. ................ 4,571,868 122,114,594
HomeTrust Bancshares, Inc. ............. 390,922 15,367,144
Hope Bancorp, Inc. ................... 2,938,283 30,822,589
Horizon Bancorp, Inc. .................. 1,072,611 16,732,732
Independent Bank Corp. ................ 1,709,427 95,036,938
International Bancshares Corp. ........... 1,320,273 87,639,722
Investar Holding Corp. ................. 248,089 5,894,595
John Marshall Bancorp, Inc. ............. 292,988 5,596,071
Kearny Financial Corp. ................. 1,314,387 8,398,933
Security
Shares
Shares Value
Banks (continued)
Lakeland Financial Corp. ................ 594,032 $ 33,889,526
Landmark Bancorp, Inc. ................ 74,878 1,923,616
LCNB Corp. ........................ 309,860 4,759,450
LINKBANCORP, Inc. .................. 449,245 3,158,192
Live Oak Bancshares, Inc. ............... 848,075 26,409,055
MainStreet Bancshares, Inc. ............. 130,195 2,415,117
Mechanics Bancorp
(b)
.................. 452,876 6,064,010
Mercantile Bank Corp. ................. 384,897 16,877,733
Meridian Corp. ...................... 201,464 2,878,921
Metrocity Bankshares, Inc. .............. 484,681 12,412,680
Metropolitan Bank Holding Corp. .......... 228,893 15,168,739
Mid Penn Bancorp, Inc. ................. 469,129 13,346,720
Middlefield Banc Corp. ................. 177,880 5,798,888
Midland States Bancorp, Inc. ............. 484,872 7,098,526
MidWestOne Financial Group, Inc. ......... 415,192 15,357,952
MVB Financial Corp. .................. 291,127 7,447,029
National Bank Holdings Corp. , Class A ...... 968,621 34,541,025
National Bankshares, Inc. ............... 147,328 4,218,001
NB Bancorp, Inc.
(a)
.................... 840,579 15,189,263
NBT Bancorp, Inc. .................... 1,216,951 49,250,007
Nicolet Bankshares, Inc. ................ 323,366 38,202,459
Northeast Bank
(a)
..................... 184,095 15,883,717
Northeast Community Bancorp, Inc. ........ 327,906 6,440,074
Northfield Bancorp, Inc. ................ 921,030 9,412,927
Northpointe Bancshares, Inc.
(a)
............ 249,234 3,950,359
Northrim Bancorp, Inc. ................. 524,462 11,527,675
Northwest Bancshares, Inc. .............. 3,417,938 40,024,054
Norwood Financial Corp. ................ 182,430 4,854,462
Oak Valley Bancorp ................... 170,836 4,660,406
OceanFirst Financial Corp. .............. 1,392,682 25,318,959
OFG Bancorp ....................... 1,096,294 42,382,726
Ohio Valley Banc Corp. ................. 71,757 2,511,495
Old National Bancorp .................. 8,397,687 171,564,745
Old Second Bancorp, Inc. ............... 1,166,561 20,939,770
OP Bancorp ........................ 247,085 3,298,585
Orange County Bancorp, Inc. ............. 303,796 7,427,812
Origin Bancorp, Inc. ................... 711,285 24,653,138
Orrstown Financial Services, Inc. .......... 434,262 14,452,239
Park National Corp. ................... 353,688 53,827,777
Parke Bancorp, Inc. ................... 301,001 6,504,632
Pathward Financial, Inc. ................ 605,236 41,192,362
Patriot National Bancorp, Inc.
(a) (b)
.......... 1,106,023 1,316,167
PCB Bancorp ....................... 303,769 6,400,413
Peapack-Gladstone Financial Corp. ........ 393,438 9,953,981
Peoples Bancorp of North Carolina, Inc. ..... 119,958 3,530,364
Peoples Bancorp, Inc. ................. 839,264 24,002,950
Peoples Financial Services Corp. .......... 220,594 9,825,257
Pioneer Bancorp, Inc.
(a) (b)
................ 267,138 3,510,193
Plumas Bancorp ..................... 144,504 5,930,444
Ponce Financial Group, Inc.
(a) (b)
........... 458,771 6,473,259
Preferred Bank ...................... 185,051 16,700,853
Primis Financial Corp. .................. 528,513 5,752,864
Princeton Bancorp, Inc. ................. 133,040 4,134,883
Provident Bancorp, Inc.
(b)
............... 371,321 4,734,343
Provident Financial Services, Inc. .......... 2,976,427 54,438,850
QCR Holdings, Inc. ................... 398,132 29,617,039
RBB Bancorp ....................... 449,882 8,381,302
Red River Bancshares, Inc. .............. 108,250 7,150,995
Renasant Corp. ...................... 2,252,492 75,751,306
Republic Bancorp, Inc. , Class A ........... 209,448 13,802,623
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 49,133 490,839
Richmond Mutual Bancorp, Inc.
(a)
.......... 129,884 1,731,354
Riverview Bancorp, Inc. ................ 342,716 1,775,269
S&T Bancorp, Inc. .................... 904,667 33,146,999
SB Financial Group, Inc. ................ 111,782 2,186,456

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Seacoast Banking Corp. of Florida ......... 2,031,671 $ 61,559,631
ServisFirst Bancshares, Inc. ............. 1,231,901 86,565,683
Shore Bancshares, Inc. ................. 743,974 11,613,434
Sierra Bancorp ...................... 338,425 9,739,871
Simmons First National Corp. , Class A ...... 3,404,438 59,169,132
SmartFinancial, Inc. ................... 360,709 12,613,994
Sound Financial Bancorp, Inc. ............ 31,923 1,425,043
South Plains Financial, Inc. .............. 316,839 11,564,623
Southern First Bancshares, Inc.
(b)
.......... 192,575 8,442,488
Southern Missouri Bancorp, Inc. ........... 242,456 12,714,393
Southside Bancshares, Inc. .............. 703,437 19,780,648
SR Bancorp, Inc.
(a)
.................... 147,183 2,166,534
Stellar Bancorp, Inc. ................... 1,124,295 33,088,002
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 627,026 40,769,230
Texas Capital Bancshares, Inc.
(b)
.......... 1,089,532 91,346,363
Third Coast Bancshares, Inc.
(a) (b)
........... 317,719 11,676,173
Timberland Bancorp, Inc. ............... 190,457 6,117,479
Tompkins Financial Corp. ............... 322,753 20,481,905
Towne Bank ........................ 1,737,713 56,493,050
TriCo Bancshares .................... 743,738 32,895,532
Triumph Financial, Inc.
(a) (b)
............... 540,816 29,452,839
TrustCo Bank Corp. ................... 444,545 16,763,792
Trustmark Corp. ..................... 1,382,487 51,456,166
UMB Financial Corp. .................. 1,743,547 186,350,303
Union Bankshares, Inc. ................. 57,148 1,304,117
United Bankshares, Inc. ................ 3,389,653 121,315,681
United Community Banks, Inc. ............ 2,909,825 84,966,890
United Security Bancshares .............. 115,759 1,060,931
Unity Bancorp, Inc. .................... 187,293 8,504,975
Univest Financial Corp. ................. 692,500 20,331,800
USCB Financial Holdings, Inc. , Class A ...... 250,320 4,320,523
Valley National Bancorp ................ 11,686,420 127,031,385
Virginia National Bankshares Corp. ......... 114,371 4,549,678
WaFd, Inc. ......................... 1,895,381 55,022,910
Washington Trust Bancorp, Inc. ........... 442,390 12,050,704
WesBanco, Inc. ...................... 2,243,764 67,537,296
West Bancorp, Inc. .................... 417,915 8,889,052
Westamerica Bancorp ................. 592,060 28,211,659
Western New England Bancorp, Inc. ........ 366,245 4,164,206
WSFS Financial Corp. ................. 1,368,882 71,305,063
6,383,505,840
Beverages — 0.1%
MGP Ingredients, Inc. .................. 343,908 8,322,574
National Beverage Corp.
(b)
............... 567,614 19,452,132
Vita Coco Co., Inc. (The)
(a) (b)
............. 1,053,242 43,372,505
Zevia PBC , Class A
(a) (b)
................. 780,283 1,841,468
72,988,679
Biotechnology — 8.3%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 954,377 10,975,335
Abeona Therapeutics, Inc.
(a) (b)
............ 1,054,880 5,073,973
Absci Corp.
(a) (b)
...................... 3,130,064 13,396,674
ACADIA Pharmaceuticals, Inc.
(b)
........... 2,978,755 67,617,738
Actuate Therapeutics, Inc.
(a) (b)
............. 115,767 771,008
ADC Therapeutics SA
(a) (b)
............... 1,719,397 7,668,511
ADMA Biologics, Inc.
(a) (b)
................ 5,533,822 85,663,565
Agios Pharmaceuticals, Inc.
(a) (b)
........... 1,346,346 58,216,001
Akebia Therapeutics, Inc.
(a) (b)
............. 6,000,858 13,261,896
Akero Therapeutics, Inc.
(a) (b)
.............. 1,668,662 90,441,480
Aldeyra Therapeutics, Inc.
(a) (b)
............. 1,323,259 6,708,923
Alector, Inc.
(b)
....................... 1,695,748 2,492,750
Alkermes plc
(a) (b)
...................... 3,874,134 118,935,914
Allogene Therapeutics, Inc.
(a) (b)
............ 3,542,728 4,392,983
Security
Shares
Shares Value
Biotechnology (continued)
Altimmune, Inc.
(a) (b)
.................... 1,966,978 $ 7,966,261
Amicus Therapeutics, Inc.
(a) (b)
............. 6,632,463 59,891,141
AnaptysBio, Inc.
(a) (b)
................... 466,578 17,067,423
Anavex Life Sciences Corp.
(a) (b)
........... 2,000,617 15,944,917
Anika Therapeutics, Inc.
(b)
............... 301,799 2,942,540
Annexon, Inc.
(a) (b)
..................... 2,282,099 7,211,433
Apogee Therapeutics, Inc.
(a) (b)
............ 779,947 44,137,201
Arbutus Biopharma Corp.
(a) (b)
............. 3,590,526 16,983,188
Arcellx, Inc.
(a) (b)
...................... 815,060 73,559,165
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 601,319 5,995,150
Arcus Biosciences, Inc.
(a) (b)
.............. 1,640,547 32,351,587
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 2,554,026 64,642,398
Ardelyx, Inc.
(b)
....................... 5,652,897 34,256,556
ArriVent Biopharma, Inc.
(a) (b)
.............. 587,135 10,997,039
Arrowhead Pharmaceuticals, Inc.
(b)
......... 2,877,246 121,966,458
ARS Pharmaceuticals, Inc.
(a) (b)
............ 1,418,885 12,713,210
Astria Therapeutics, Inc.
(a) (b)
.............. 891,112 11,254,745
aTyr Pharma, Inc.
(a) (b)
.................. 2,080,623 1,801,820
Aura Biosciences, Inc.
(a) (b)
............... 1,000,695 6,134,260
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 2,772,854 36,518,487
Avidity Biosciences, Inc.
(a) (b)
.............. 2,432,348 169,899,508
Avita Medical, Inc.
(a) (b)
.................. 333,217 1,289,550
Beam Therapeutics, Inc.
(a) (b)
.............. 2,277,228 56,953,472
Benitec Biopharma, Inc.
(a) (b)
.............. 342,630 5,605,427
Bicara Therapeutics, Inc.
(a) (b)
............. 821,062 13,342,258
BioCryst Pharmaceuticals, Inc.
(b)
........... 4,992,498 36,545,085
Biohaven Ltd.
(a) (b)
..................... 2,157,882 37,115,570
Bridgebio Pharma, Inc.
(a) (b)
............... 3,731,477 233,739,719
Bright Minds Biosciences, Inc.
(b)
........... 110,102 6,028,084
Candel Therapeutics, Inc.
(a) (b)
............. 1,025,919 5,519,444
Capricor Therapeutics, Inc.
(a) (b)
............ 918,518 5,979,552
Cardiff Oncology, Inc.
(a) (b)
................ 1,478,658 3,474,846
CareDx, Inc.
(a) (b)
...................... 1,303,759 19,556,385
Cartesian Therapeutics, Inc.
(a) (b)
........... 237,252 1,938,349
Catalyst Pharmaceuticals, Inc.
(a) (b)
.......... 2,767,070 58,855,579
Celcuity, Inc.
(a) (b)
...................... 704,313 54,344,791
Celldex Therapeutics, Inc.
(a) (b)
............. 1,550,959 41,457,134
CG oncology, Inc.
(a) (b)
.................. 1,335,477 57,786,090
Cidara Therapeutics, Inc.
(a) (b)
............. 368,838 40,291,863
Cogent Biosciences, Inc.
(a) (b)
............. 3,109,183 50,679,683
Coherus Oncology, Inc.
(a) (b)
.............. 2,555,108 4,292,581
Compass Therapeutics, Inc.
(a) (b)
........... 2,403,471 8,988,982
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 1,424,361 11,451,862
CRISPR Therapeutics AG
(a) (b)
............. 1,974,564 126,352,350
Cullinan Therapeutics, Inc.
(a) (b)
............ 1,231,126 10,661,551
Cytokinetics, Inc.
(a) (b)
................... 2,786,019 177,162,948
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 1,715,212 12,761,177
Denali Therapeutics, Inc.
(a) (b)
............. 3,158,528 51,420,836
Design Therapeutics, Inc.
(a) (b)
............. 616,948 4,133,552
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 723,326 5,106,682
Dianthus Therapeutics, Inc.
(a) (b)
............ 391,926 13,709,571
Disc Medicine, Inc.
(a) (b)
................. 552,750 47,658,105
Dynavax Technologies Corp.
(b)
............ 2,455,416 25,192,568
Dyne Therapeutics, Inc.
(a) (b)
.............. 2,608,240 58,894,059
Editas Medicine, Inc.
(a) (b)
................ 2,046,228 6,302,382
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 1,367,673 5,908,347
Emergent BioSolutions, Inc.
(a) (b)
........... 1,293,286 16,140,209
Enanta Pharmaceuticals, Inc.
(b)
........... 470,535 5,157,064
Entrada Therapeutics, Inc.
(b)
............. 653,947 4,544,932
Erasca, Inc.
(a) (b)
...................... 4,181,269 10,118,671
Fate Therapeutics, Inc.
(b)
................ 2,567,858 3,466,608
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 533,570 4,375,274
Foghorn Therapeutics, Inc.
(b)
............. 760,706 3,354,713
Geron Corp.
(a) (b)
...................... 12,998,887 16,378,598
Gossamer Bio, Inc.
(a) (b)
................. 4,622,729 11,325,686

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
GRAIL, Inc.
(a) (b)
...................... 743,468 $ 68,347,013
Greenwich Lifesciences, Inc.
(a) (b)
........... 153,491 1,413,652
Gyre Therapeutics, Inc.
(a) (b)
.............. 238,383 1,847,468
Heron Therapeutics, Inc.
(a) (b)
.............. 3,725,284 4,321,329
Humacyte, Inc.
(a) (b)
.................... 2,957,465 4,938,967
Ideaya Biosciences, Inc.
(a) (b)
.............. 1,906,899 60,753,802
ImmunityBio, Inc.
(a) (b)
................... 5,438,003 13,051,207
Immunome, Inc.
(a) (b)
................... 1,830,860 29,421,920
Immunovant, Inc.
(a) (b)
................... 1,616,857 39,904,031
Inhibikase Therapeutics, Inc.
(a) (b)
........... 1,065,346 1,566,059
Inhibrx Biosciences, Inc.
(a) (b)
.............. 222,185 18,143,627
Inmune Bio, Inc.
(a) (b)
................... 402,378 736,352
Intellia Therapeutics, Inc.
(a) (b)
............. 2,357,113 29,746,766
Iovance Biotherapeutics, Inc.
(a) (b)
........... 6,231,550 12,276,153
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
... 3,735,847 7,172,826
Jade Biosciences, Inc.
(a)
................ 782,960 7,673,008
Janux Therapeutics, Inc.
(a) (b)
.............. 936,072 26,874,627
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 891,718 9,728,643
Keros Therapeutics, Inc.
(a) (b)
.............. 799,603 12,169,958
Kodiak Sciences, Inc.
(a) (b)
................ 783,129 14,194,213
Korro Bio, Inc.
(a) (b)
..................... 154,871 6,335,773
Krystal Biotech, Inc.
(a) (b)
................. 591,013 116,730,978
Kura Oncology, Inc.
(a) (b)
................. 1,923,368 19,752,989
Kymera Therapeutics, Inc.
(a) (b)
............ 1,203,694 74,436,437
Larimar Therapeutics, Inc.
(a) (b)
............. 1,118,076 4,349,316
Lexeo Therapeutics, Inc.
(a) (b)
.............. 587,950 5,885,380
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 443,864 185,934,630
MannKind Corp.
(a) (b)
................... 7,230,745 40,419,865
MeiraGTx Holdings plc
(a) (b)
............... 1,015,424 9,220,050
Metsera, Inc.
(a) (b)
..................... 1,274,983 80,374,928
MiMedx Group, Inc.
(a) (b)
................. 2,833,794 21,678,524
Mineralys Therapeutics, Inc.
(a) (b)
........... 934,168 38,170,104
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 962,681 69,938,775
Monopar Therapeutics, Inc.
(a) (b)
............ 87,396 7,530,039
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 1,112,967 14,301,626
Myriad Genetics, Inc.
(b)
................. 2,164,781 17,404,839
Neurogene, Inc.
(a) (b)
................... 238,511 8,171,387
Nkarta, Inc.
(a) (b)
...................... 1,065,327 2,247,840
Novavax, Inc.
(a) (b)
..................... 3,587,832 30,137,789
Nurix Therapeutics, Inc.
(a) (b)
.............. 1,798,367 23,270,869
Nuvalent, Inc. , Class A
(a) (b)
............... 1,024,700 101,773,204
Nuvectis Pharma, Inc.
(a) (b)
............... 297,915 1,999,010
Olema Pharmaceuticals, Inc.
(a) (b)
........... 1,430,598 12,832,464
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 1,635,015 6,948,814
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 1,385,915 18,238,641
Oruka Therapeutics, Inc.
(a) (b)
.............. 652,087 18,369,291
Palvella Therapeutics, Inc.
(b)
............. 166,541 13,296,633
PDL BioPharma, Inc.
(b) (d)
................ 11,853 —
Perspective Therapeutics, Inc.
(a) (b)
.......... 1,447,545 3,951,798
Praxis Precision Medicines, Inc.
(a) (b)
......... 492,864 97,961,649
Precigen, Inc.
(a) (b)
..................... 3,582,830 14,832,916
Prime Medicine, Inc.
(a) (b)
................ 1,804,354 8,913,509
Protagonist Therapeutics, Inc.
(a) (b)
.......... 1,388,918 109,196,733
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 1,617,175 3,832,705
Protara Therapeutics, Inc.
(a) (b)
............. 764,810 3,961,716
Prothena Corp. plc
(a) (b)
.................. 968,653 10,413,020
PTC Therapeutics, Inc.
(a) (b)
............... 1,853,894 126,639,499
Puma Biotechnology, Inc.
(a) (b)
............. 1,045,709 5,333,116
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 8,765,491 48,385,510
REGENXBIO, Inc.
(a) (b)
.................. 1,113,774 14,222,894
Relay Therapeutics, Inc.
(a) (b)
.............. 3,169,092 22,627,317
Replimune Group, Inc.
(a) (b)
............... 1,661,651 16,167,864
Rezolute, Inc.
(a) (b)
..................... 1,851,309 17,254,200
Rhythm Pharmaceuticals, Inc.
(b)
........... 1,246,383 141,788,530
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 422,942 13,356,508
Security
Shares
Shares Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 1,995,030 $ 7,521,263
Sana Biotechnology, Inc.
(a) (b)
............. 3,174,331 15,712,938
Savara, Inc.
(a) (b)
...................... 2,765,645 11,477,427
Scholar Rock Holding Corp.
(a) (b)
........... 1,936,906 57,371,156
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 2,429,164 4,421,078
Sionna Therapeutics, Inc.
(a) (b)
............. 294,023 11,234,619
Soleno Therapeutics, Inc.
(a) (b)
............. 993,802 66,743,742
Solid Biosciences, Inc.
(a) (b)
............... 1,418,165 7,643,909
Spyre Therapeutics, Inc.
(a) (b)
.............. 1,188,476 29,070,123
Stoke Therapeutics, Inc.
(a) (b)
.............. 1,076,143 32,327,336
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 2,038,927 27,933,300
Tango Therapeutics, Inc.
(a) (b)
.............. 1,711,416 13,879,584
Taysha Gene Therapies, Inc.
(a) (b)
........... 5,089,736 25,245,091
Tectonic Therapeutic, Inc.
(a) (b)
............. 260,167 4,748,048
Tevogen Bio Holdings, Inc.
(a) (b)
............ 479,906 301,573
TG Therapeutics, Inc.
(a) (b)
................ 3,464,617 120,499,379
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 209,275 3,896,701
Travere Therapeutics, Inc.
(a) (b)
............ 2,102,031 73,907,410
TriSalus Life Sciences, Inc.
(a) (b)
............ 304,749 1,444,510
TuHURA Biosciences, Inc.
(a) (b)
............ 523,009 1,333,673
Twist Bioscience Corp.
(a) (b)
............... 1,410,623 46,395,390
Tyra Biosciences, Inc.
(a) (b)
............... 582,313 9,223,838
Upstream Bio, Inc.
(a) (b)
.................. 781,808 20,209,737
UroGen Pharma Ltd.
(a) (b)
................ 878,661 17,986,191
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 1,317,183 5,729,746
Vaxcyte, Inc.
(a) (b)
...................... 2,729,657 123,598,869
Vera Therapeutics, Inc. , Class A
(b)
.......... 1,228,321 34,958,016
Veracyte, Inc.
(a) (b)
..................... 1,874,962 67,648,629
Verastem, Inc.
(a) (b)
..................... 1,077,848 10,185,664
Vericel Corp.
(a) (b)
...................... 1,200,897 42,103,449
Vir Biotechnology, Inc.
(a) (b)
............... 2,142,841 12,771,332
Viridian Therapeutics, Inc.
(a) (b)
............. 1,667,016 39,391,588
Voyager Therapeutics, Inc.
(a) (b)
............ 1,129,163 5,273,191
Xencor, Inc.
(a) (b)
...................... 1,676,176 24,656,549
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 1,804,989 75,665,139
XOMA Royalty Corp.
(a) (b)
................ 218,218 7,196,830
Zenas Biopharma, Inc.
(a) (b)
............... 386,575 12,080,469
Zymeworks, Inc.
(a) (b)
................... 1,189,277 22,697,352
5,682,569,566
Broadline Retail — 0.1%
Groupon, Inc.
(a) (b)
..................... 601,377 12,105,719
Kohl's Corp. ........................ 2,596,381 42,243,119
Savers Value Village, Inc.
(a) (b)
............. 920,636 8,479,057
62,827,895
Building Products — 1.3%
American Woodmark Corp.
(b)
............. 343,910 21,917,384
Apogee Enterprises, Inc. ................ 508,953 18,632,769
AZZ, Inc. .......................... 709,675 70,861,049
CSW Industrials, Inc.
(a)
................. 387,336 96,996,681
Gibraltar Industries, Inc.
(a) (b)
.............. 711,533 44,392,544
Griffon Corp. ........................ 916,341 67,818,397
Insteel Industries, Inc. .................. 449,556 14,044,130
Janus International Group, Inc.
(a) (b)
......... 3,255,107 31,249,027
JELD-WEN Holding, Inc.
(a) (b)
.............. 2,071,406 8,989,902
Masterbrand, Inc.
(a) (b)
.................. 3,048,934 38,508,037
Quanex Building Products Corp. ........... 1,094,195 15,548,511
Resideo Technologies, Inc.
(a) (b)
............ 3,302,098 141,329,794
Tecnoglass, Inc. ...................... 582,036 34,706,807
UFP Industries, Inc. ................... 1,445,560 133,179,443
Zurn Elkay Water Solutions Corp. .......... 3,592,449 169,240,272
907,414,747

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets — 1.6%
Acadian Asset Management, Inc.
(a)
......... 650,355 $ 31,282,075
AlTi Global, Inc. , Class A
(a) (b)
............. 986,170 3,885,510
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,518,319 66,289,808
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 266,649 7,378,178
BGC Group, Inc. , Class A ............... 8,714,917 79,654,341
Cohen & Steers, Inc. .................. 666,783 45,554,615
Diamond Hill Investment Group, Inc. ........ 64,941 8,335,177
DigitalBridge Group, Inc. , Class A
(a)
......... 4,117,247 48,707,032
Donnelley Financial Solutions, Inc.
(a) (b)
....... 637,985 29,315,411
Forge Global Holdings, Inc.
(a) (b)
............ 250,864 5,503,956
GCM Grosvenor, Inc. , Class A ............ 1,188,338 13,677,770
Marex Group plc ..................... 1,286,850 39,055,897
MarketWise, Inc. ..................... 51,649 877,000
Moelis & Co. , Class A .................. 1,470,957 93,155,707
Open Lending Corp. , Class A
(a) (b)
.......... 2,510,633 4,770,203
P10, Inc. , Class A .................... 1,254,759 12,748,351
Patria Investments Ltd. , Class A ........... 1,554,906 22,654,980
Perella Weinberg Partners , Class C ........ 1,496,572 27,955,965
Piper Sandler Cos. .................... 421,157 134,458,584
PJT Partners, Inc. , Class A .............. 556,849 89,713,942
Siebert Financial Corp.
(a) (b)
............... 291,438 818,941
Silvercrest Asset Management Group, Inc. , Class
A ............................. 235,420 3,328,839
StepStone Group, Inc. , Class A ........... 1,668,902 101,602,754
StoneX Group, Inc.
(a) (b)
................. 1,104,615 101,536,211
Value Line, Inc. ...................... 19,830 726,968
Victory Capital Holdings, Inc. , Class A ....... 1,070,507 66,660,471
Virtus Investment Partners, Inc. ........... 161,621 26,315,131
Westwood Holdings Group, Inc. ........... 109,544 1,834,862
WisdomTree, Inc. ..................... 2,913,808 34,849,144
1,102,647,823
Chemicals — 1.5%
AdvanSix, Inc. ....................... 629,638 11,704,970
American Vanguard Corp.
(b)
.............. 594,775 2,658,644
Arq, Inc.
(a) (b)
......................... 774,132 5,140,236
ASP Isotopes, Inc.
(a) (b)
.................. 1,832,112 18,559,295
Aspen Aerogels, Inc.
(a) (b)
................ 1,594,839 12,981,989
Avient Corp. ........................ 2,197,132 70,462,023
Balchem Corp. ...................... 779,890 119,627,327
Cabot Corp. ........................ 1,297,346 87,544,908
Chemours Co. (The) ................... 3,600,759 48,214,163
Core Molding Technologies, Inc.
(a) (b)
......... 193,782 3,470,636
Ecovyst, Inc.
(a) (b)
...................... 2,799,742 22,929,887
Flotek Industries, Inc.
(a) (b)
................ 354,318 6,133,245
Hawkins, Inc.
(a)
...................... 466,593 66,186,217
HB Fuller Co. ....................... 1,305,020 74,868,997
Ingevity Corp.
(a) (b)
..................... 870,797 46,779,215
Innospec, Inc. ....................... 590,676 43,461,940
Intrepid Potash, Inc.
(b)
.................. 256,374 6,827,240
Koppers Holdings, Inc. ................. 469,216 13,241,276
Kronos Worldwide, Inc. ................. 525,346 2,584,702
LSB Industries, Inc.
(a) (b)
................. 1,303,589 10,989,255
Mativ Holdings, Inc. ................... 1,294,444 13,824,662
Minerals Technologies, Inc. .............. 751,386 42,641,156
Orion SA .......................... 1,340,242 7,103,283
Perimeter Solutions, Inc.
(a) (b)
.............. 3,323,912 78,145,171
PureCycle Technologies, Inc.
(a) (b)
........... 3,108,538 35,996,870
Quaker Chemical Corp. ................ 332,335 46,158,008
Rayonier Advanced Materials, Inc.
(a) (b)
....... 1,564,576 10,873,803
Sensient Technologies Corp. ............. 1,009,357 95,172,272
Solesence, Inc.
(a) (b)
.................... 322,243 1,053,735
Stepan Co. ......................... 507,290 21,991,021
Trinseo plc ......................... 757,343 1,105,721
Security
Shares
Shares Value
Chemicals (continued)
Tronox Holdings plc ................... 2,832,679 $ 9,914,377
Valhi, Inc. .......................... 65,352 906,432
1,039,252,676
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. ................... 1,484,089 63,815,827
ACCO Brands Corp. ................... 2,143,263 8,058,669
ACV Auctions, Inc. , Class A
(a) (b)
............ 4,000,051 36,280,463
BrightView Holdings, Inc.
(a) (b)
............. 1,733,947 21,362,227
Brink's Co. (The) ..................... 1,006,307 111,861,086
Casella Waste Systems, Inc. , Class A
(b)
...... 1,497,518 132,635,169
Cimpress plc
(a) (b)
..................... 360,152 24,926,120
CompX International, Inc. , Class A ......... 28,561 642,337
CoreCivic, Inc.
(b)
..................... 2,583,045 47,863,824
Deluxe Corp. ........................ 1,076,192 19,489,837
Ennis, Inc. ......................... 568,838 9,328,943
Enviri Corp.
(a) (b)
...................... 1,833,996 22,393,091
GEO Group, Inc. (The)
(b)
................ 3,247,622 55,112,145
Healthcare Services Group, Inc.
(b)
.......... 1,752,684 31,320,463
HNI Corp. .......................... 1,082,941 44,313,946
Interface, Inc. ....................... 1,390,887 34,633,086
Liquidity Services, Inc.
(a) (b)
............... 559,178 13,386,721
MillerKnoll, Inc. ...................... 1,640,856 25,630,171
Mobile Infrastructure Corp.
(a) (b)
............ 202,798 693,569
Montrose Environmental Group, Inc.
(a) (b)
...... 771,812 19,974,495
NL Industries, Inc. .................... 190,073 1,149,942
OPENLANE, Inc.
(b)
.................... 2,550,051 67,372,347
Perma-Fix Environmental Services, Inc.
(a) (b)
... 424,058 5,805,354
Pitney Bowes, Inc. .................... 2,900,346 28,655,419
Quad/Graphics, Inc. , Class A ............. 731,883 4,032,675
Steelcase, Inc. , Class A ................ 2,010,696 32,090,708
UniFirst Corp. ....................... 359,540 55,494,999
Vestis Corp. ........................ 2,769,208 14,538,342
Virco Mfg. Corp. ..................... 259,606 1,900,316
934,762,291
Communications Equipment — 1.0%
(b)
ADTRAN Holdings, Inc.
(a)
............... 1,767,999 18,422,550
Applied Optoelectronics, Inc.
(a)
............ 1,297,721 46,146,959
Aviat Networks, Inc.
(a)
.................. 276,046 6,890,108
BK Technologies Corp.
(a)
................ 74,161 5,540,568
Calix, Inc.
(a)
......................... 1,414,541 96,782,895
Clearfield, Inc.
(a)
...................... 274,911 9,704,358
CommScope Holding Co., Inc.
(a)
........... 5,106,856 88,348,609
Digi International, Inc.
(a)
................. 871,783 31,977,001
Extreme Networks, Inc.
(a)
................ 3,156,970 60,045,569
Harmonic, Inc. ....................... 2,689,378 28,776,345
Inseego Corp.
(a)
...................... 306,041 5,092,522
NETGEAR, Inc.
(a)
..................... 669,045 23,229,243
NetScout Systems, Inc.
(a)
............... 1,698,103 47,207,263
Ribbon Communications, Inc.
(a)
........... 2,301,209 7,732,062
Viasat, Inc.
(a)
........................ 2,816,212 112,141,562
Viavi Solutions, Inc.
(a)
.................. 5,284,259 93,531,384
681,568,998
Construction & Engineering — 2.4%
Ameresco, Inc. , Class A
(a) (b)
.............. 765,487 30,252,046
Arcosa, Inc.
(a)
....................... 1,159,266 118,245,132
Argan, Inc. ......................... 316,695 96,975,176
Bowman Consulting Group Ltd.
(a) (b)
......... 335,936 14,542,669
Centuri Holdings, Inc.
(b)
................. 1,672,779 33,773,408
Concrete Pumping Holdings, Inc. .......... 533,349 3,408,100
Construction Partners, Inc. , Class A
(a) (b)
...... 1,121,580 128,252,673
Dycom Industries, Inc.
(b)
................ 670,367 192,924,919
Fluor Corp.
(a) (b)
....................... 3,920,734 191,214,197
Granite Construction, Inc.
(a)
.............. 1,047,910 107,840,418

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.
(b)
........ 1,601,413 $ 18,176,038
IES Holdings, Inc.
(a) (b)
.................. 216,388 84,798,129
Limbach Holdings, Inc.
(a) (b)
............... 254,940 24,086,731
Matrix Service Co.
(a) (b)
.................. 627,663 9,427,498
MYR Group, Inc.
(a) (b)
................... 368,161 80,148,650
NWPX Infrastructure, Inc.
(b)
.............. 230,610 13,873,498
Orion Group Holdings, Inc.
(a) (b)
............ 894,967 9,638,795
Primoris Services Corp.
(a)
............... 1,295,511 183,340,717
Southland Holdings, Inc.
(b)
............... 186,168 832,171
Sterling Infrastructure, Inc.
(b)
............. 713,186 269,512,989
Tutor Perini Corp.
(a) (b)
.................. 1,066,649 71,849,477
1,683,113,431
Construction Materials — 0.2%
(a)
Knife River Corp.
(b)
.................... 1,367,553 82,682,254
Smith-Midland Corp.
(b)
................. 78,778 2,872,246
Titan America SA
(b)
.................... 592,279 8,742,038
United States Lime & Minerals, Inc. ......... 260,152 30,495,018
124,791,556
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(b)
.............. 132,147 7,282,621
Bread Financial Holdings, Inc. ............ 610,841 38,269,189
Consumer Portfolio Services, Inc.
(a) (b)
........ 214,630 1,802,892
Dave, Inc. , Class A
(a) (b)
................. 222,259 53,191,024
Encore Capital Group, Inc.
(b)
............. 548,211 22,794,613
Enova International, Inc.
(a) (b)
.............. 580,601 69,422,462
FirstCash Holdings, Inc. ................ 949,427 150,484,179
Green Dot Corp. , Class A
(b)
.............. 1,294,875 15,033,499
Jefferson Capital, Inc.
(a)
................. 264,853 5,000,425
LendingClub Corp.
(b)
................... 2,731,996 47,509,410
LendingTree, Inc.
(a) (b)
.................. 270,686 17,323,904
Medallion Financial Corp. ............... 446,132 4,385,477
Navient Corp. ....................... 1,749,666 21,398,415
Nelnet, Inc. , Class A ................... 319,216 41,194,825
NerdWallet, Inc. , Class A
(a) (b)
............. 1,014,458 11,838,725
Oportun Financial Corp.
(a) (b)
.............. 983,679 5,243,009
OppFi, Inc. , Class A ................... 597,117 5,821,891
PRA Group, Inc.
(b)
.................... 957,148 13,122,499
PROG Holdings, Inc. .................. 958,388 27,726,165
Regional Management Corp. ............. 224,502 8,834,154
Upstart Holdings, Inc.
(a) (b)
................ 2,011,621 95,592,230
Vroom, Inc.
(a) (b)
....................... 17,684 416,812
World Acceptance Corp.
(b)
............... 67,977 8,665,028
672,353,448
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 787,871 36,486,306
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 870,661 51,368,999
Grocery Outlet Holding Corp.
(a) (b)
........... 2,263,237 30,802,656
HF Foods Group, Inc.
(a) (b)
................ 910,396 1,966,455
Ingles Markets, Inc. , Class A ............. 347,216 23,992,626
Natural Grocers by Vitamin Cottage, Inc. ..... 310,861 9,975,530
PriceSmart, Inc. ...................... 611,766 70,316,384
United Natural Foods, Inc.
(b)
.............. 1,433,796 53,982,419
Village Super Market, Inc. , Class A ......... 219,190 6,875,990
Weis Markets, Inc. .................... 388,803 24,626,782
310,394,147
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,412,316 12,181,968
Greif, Inc. , Class A, NVS ................ 609,460 34,672,179
Greif, Inc. , Class B .................... 113,250 6,676,088
Myers Industries, Inc. .................. 876,989 15,198,220
O-I Glass, Inc.
(a) (b)
..................... 3,685,384 41,607,985
Security
Shares
Shares Value
Containers & Packaging (continued)
Ranpak Holdings Corp. , Class A
(a) (b)
........ 1,105,570 $ 5,859,521
TriMas Corp.
(a)
....................... 795,340 28,258,430
144,454,391
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............. 453,277 12,048,103
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 593,635 16,609,907
Weyco Group, Inc. .................... 133,261 3,820,593
32,478,603
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(b)
.......... 849,072 83,226,037
American Public Education, Inc.
(a) (b)
......... 422,017 14,133,349
Carriage Services, Inc. ................. 333,361 14,901,237
Coursera, Inc.
(b)
...................... 3,309,097 27,862,597
Driven Brands Holdings, Inc.
(a) (b)
........... 1,419,098 20,364,056
European Wax Center, Inc. , Class A
(b)
....... 719,707 2,806,857
Frontdoor, Inc.
(b)
...................... 1,775,768 117,964,268
Graham Holdings Co. , Class B ............ 77,145 78,080,769
KinderCare Learning Cos., Inc.
(a) (b)
......... 778,779 4,594,796
Laureate Education, Inc.
(b)
............... 3,096,588 89,893,950
Lincoln Educational Services Corp.
(a) (b)
....... 708,104 13,751,380
Matthews International Corp. , Class A ....... 711,101 16,653,985
McGraw Hill, Inc.
(a) (b)
................... 571,287 6,375,563
Mister Car Wash, Inc.
(a) (b)
................ 2,366,172 13,226,902
Nerdy, Inc. , Class A
(a) (b)
................. 1,489,167 1,474,126
OneSpaWorld Holdings Ltd. .............. 2,265,506 52,718,325
Perdoceo Education Corp. ............... 1,479,842 46,999,782
Strategic Education, Inc. ................ 555,179 42,182,500
Stride, Inc.
(a) (b)
....................... 1,020,834 69,457,545
Udemy, Inc.
(a) (b)
...................... 2,296,538 13,078,784
Universal Technical Institute, Inc.
(a) (b)
........ 1,112,319 33,058,121
Zspace, Inc.
(a) (b)
...................... 58,806 55,819
762,860,748
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. ............... 1,761,244 28,127,067
Alpine Income Property Trust, Inc. ......... 290,461 4,263,967
American Assets Trust, Inc. .............. 1,283,272 24,523,328
Armada Hoffler Properties, Inc. ........... 1,921,360 12,565,694
Broadstone Net Lease, Inc. .............. 4,582,937 82,126,231
CTO Realty Growth, Inc. ................ 723,556 12,068,914
Essential Properties Realty Trust, Inc. ....... 4,771,519 142,572,988
Gladstone Commercial Corp. ............. 1,095,281 12,519,062
Global Net Lease, Inc. ................. 4,799,022 36,568,548
Modiv Industrial, Inc. , Class C ............ 178,249 2,570,350
NexPoint Diversified Real Estate Trust ...... 879,270 2,796,079
360,702,228
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a) (b)
...................... 262,667 5,311,127
ATN International, Inc. ................. 234,956 3,413,911
Bandwidth, Inc. , Class A
(a) (b)
.............. 671,137 10,838,863
Cogent Communications Holdings, Inc. ...... 1,067,022 44,014,657
Globalstar, Inc.
(a) (b)
.................... 1,201,550 65,376,336
IDT Corp. , Class B
(a)
................... 387,971 19,654,611
Liberty Latin America Ltd. , Class A
(a) (b)
....... 719,951 5,615,618
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,010,598 23,813,830
Lumen Technologies, Inc.
(a) (b)
............. 22,780,740 234,186,007
Shenandoah Telecommunications Co. ....... 1,202,492 14,814,701
Uniti Group, Inc.
(a)
.................... 3,401,757 19,594,120
446,633,781
Electric Utilities — 1.3%
ALLETE, Inc. ....................... 1,398,951 94,191,371
Genie Energy Ltd. , Class B .............. 514,806 7,747,830
Hawaiian Electric Industries, Inc.
(a) (b)
........ 4,167,373 48,424,874

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
MGE Energy, Inc. ..................... 877,501 $ 72,718,508
Oklo, Inc. , Class A
(a) (b)
.................. 2,596,594 344,749,785
Otter Tail Corp. ...................... 925,428 71,461,550
Portland General Electric Co. ............. 2,635,781 120,402,476
TXNM Energy, Inc. .................... 2,347,583 133,342,715
893,039,109
Electrical Equipment — 3.1%
Allient, Inc.
(a)
........................ 345,548 18,894,565
American Superconductor Corp.
(a) (b)
........ 1,044,788 61,882,793
Amprius Technologies, Inc.
(a) (b)
............ 2,219,187 31,268,345
Array Technologies, Inc.
(a) (b)
.............. 3,633,369 31,464,976
Atkore, Inc. ......................... 804,601 55,718,619
Bloom Energy Corp. , Class A
(a) (b)
.......... 5,126,755 677,551,941
EnerSys ........................... 918,504 115,878,465
Enovix Corp.
(a) (b)
...................... 3,929,237 47,111,552
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 6,077,116 97,416,169
Fluence Energy, Inc. , Class A
(a) (b)
.......... 1,812,804 38,068,884
Hyliion Holdings Corp. , Class A
(a) (b)
......... 2,961,155 7,017,937
KULR Technology Group, Inc.
(a) (b)
.......... 833,135 3,190,907
LSI Industries, Inc. .................... 630,840 14,439,928
NANO Nuclear Energy, Inc.
(a) (b)
............ 740,171 35,187,729
Net Power, Inc. , Class A
(a) (b)
.............. 824,741 3,150,511
NEXTracker, Inc. , Class A
(b)
.............. 3,485,647 352,817,189
NuScale Power Corp. , Class A
(a) (b)
.......... 3,027,161 135,828,714
Plug Power, Inc.
(a) (b)
................... 26,054,350 70,086,201
Powell Industries, Inc.
(a)
................ 227,538 87,235,794
Power Solutions International, Inc.
(a) (b)
....... 157,055 13,447,049
Preformed Line Products Co.
(a)
............ 57,376 12,170,023
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,028,753 42,342,194
SKYX Platforms Corp.
(a) (b)
............... 1,275,235 2,244,414
SunPower, Inc.
(a) (b)
.................... 1,475,992 2,656,786
Sunrun, Inc.
(a) (b)
...................... 5,003,502 103,872,701
T1 Energy, Inc.
(a) (b)
.................... 2,721,427 10,123,708
Thermon Group Holdings, Inc.
(b)
........... 783,920 22,522,022
Vicor Corp.
(a) (b)
....................... 557,771 50,606,563
2,144,196,679
Electronic Equipment, Instruments & Components — 3.6%
908 Devices, Inc.
(a) (b)
................... 673,079 5,371,170
Advanced Energy Industries, Inc.
(a)
......... 900,694 182,597,695
Aeva Technologies, Inc.
(a) (b)
.............. 735,669 12,020,831
Arlo Technologies, Inc.
(a) (b)
............... 2,377,254 45,976,092
Badger Meter, Inc. .................... 707,459 127,660,977
Bel Fuse, Inc. , Class A
(a)
................ 33,347 4,559,536
Bel Fuse, Inc. , Class B, NVS
(a)
............ 253,970 39,108,840
Belden, Inc.
(a)
....................... 949,939 115,750,067
Benchmark Electronics, Inc. ............. 858,830 37,633,931
Climb Global Solutions, Inc.
(a)
............. 94,276 10,472,178
CTS Corp. ......................... 690,447 28,660,455
Daktronics, Inc.
(b)
..................... 937,492 17,615,475
ePlus, Inc. ......................... 638,461 46,709,807
Evolv Technologies Holdings, Inc.
(b)
......... 2,772,203 21,456,851
Fabrinet
(b)
.......................... 863,294 380,341,438
Frequency Electronics, Inc.
(a) (b)
............ 156,719 5,754,722
Insight Enterprises, Inc.
(a) (b)
.............. 695,655 69,565,500
Itron, Inc.
(a) (b)
........................ 1,086,003 108,958,681
Kimball Electronics, Inc.
(a) (b)
.............. 584,416 16,991,895
Knowles Corp.
(a) (b)
.................... 2,034,838 48,042,525
Methode Electronics, Inc. ............... 817,821 5,503,935
MicroVision, Inc.
(a) (b)
................... 5,989,044 7,007,182
Mirion Technologies, Inc. , Class A
(a) (b)
....... 5,619,254 165,037,490
Motomova, Inc.
(b) (d)
.................... 26,106 —
M-Tron Industries, Inc.
(a) (b)
............... 57,120 3,148,454
Napco Security Technologies, Inc. ......... 824,634 36,407,591
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Neonode, Inc.
(a) (b)
..................... 257,381 $ 782,438
nLight, Inc.
(a) (b)
....................... 1,149,953 37,959,949
Novanta, Inc.
(a) (b)
..................... 856,713 108,811,118
OSI Systems, Inc.
(a) (b)
.................. 383,472 106,781,613
Ouster, Inc. , Class A
(a) (b)
................ 1,215,821 40,559,789
PC Connection, Inc. ................... 275,946 16,824,428
Plexus Corp.
(a) (b)
...................... 642,627 89,903,517
Powerfleet, Inc.
(a) (b)
.................... 2,962,882 15,110,698
Red Cat Holdings, Inc.
(a) (b)
............... 2,047,076 23,029,605
Richardson Electronics Ltd. .............. 283,919 3,060,647
Rogers Corp.
(a) (b)
..................... 443,383 38,813,748
Sanmina Corp.
(a) (b)
.................... 1,251,153 171,470,519
ScanSource, Inc.
(b)
.................... 523,147 22,445,622
TTM Technologies, Inc.
(a) (b)
.............. 2,408,647 161,861,078
Vishay Intertechnology, Inc. .............. 2,893,731 49,135,552
Vishay Precision Group, Inc.
(a) (b)
........... 286,244 10,722,700
Vuzix Corp.
(a) (b)
...................... 1,561,797 5,232,020
2,444,858,359
Energy Equipment & Services — 1.7%
Archrock, Inc. ....................... 3,937,702 99,505,730
Atlas Energy Solutions, Inc. .............. 1,843,738 22,825,476
Borr Drilling Ltd.
(a) (b)
................... 5,931,176 18,386,646
Bristow Group, Inc.
(b)
.................. 684,019 27,839,573
Cactus, Inc. , Class A .................. 1,631,447 72,061,014
Core Laboratories, Inc.
(a)
................ 1,122,290 17,889,303
DMC Global, Inc.
(b)
.................... 465,079 3,748,537
Energy Services of America Corp. ......... 288,307 3,159,845
Expro Group Holdings NV
(a) (b)
............. 2,475,225 33,613,555
Flowco Holdings, Inc. , Class A ............ 471,564 7,639,337
Forum Energy Technologies, Inc.
(a) (b)
........ 266,764 7,143,940
Helix Energy Solutions Group, Inc.
(b)
........ 3,338,953 22,437,764
Helmerich & Payne, Inc. ................ 2,310,025 60,661,256
Innovex International, Inc.
(a) (b)
............. 931,508 18,695,366
Kodiak Gas Services, Inc. ............... 1,605,877 59,224,744
Liberty Energy, Inc. , Class A ............. 3,782,322 68,497,851
Mammoth Energy Services, Inc.
(b)
.......... 497,288 1,014,468
Nabors Industries Ltd.
(a) (b)
............... 365,724 17,744,928
National Energy Services Reunited Corp.
(a) (b)
.. 1,452,070 18,325,123
Natural Gas Services Group, Inc. .......... 237,544 6,613,225
Noble Corp. plc ...................... 3,015,022 88,490,896
Oceaneering International, Inc.
(a) (b)
......... 2,276,344 53,016,052
Oil States International, Inc.
(b)
............. 1,448,087 8,645,079
Patterson-UTI Energy, Inc. .............. 8,373,140 52,499,588
ProFrac Holding Corp. , Class A
(a) (b)
......... 306,560 1,676,883
ProPetro Holding Corp.
(a) (b)
.............. 1,926,331 19,995,316
Ranger Energy Services, Inc. , Class A ....... 452,329 6,215,000
RPC, Inc. .......................... 2,144,039 11,149,003
SEACOR Marine Holdings, Inc.
(a) (b)
......... 510,974 3,249,795
Seadrill Ltd.
(a) (b)
...................... 1,501,691 47,393,368
Select Water Solutions, Inc. , Class A ........ 2,229,911 25,777,771
Solaris Energy Infrastructure, Inc. , Class A .... 873,289 46,485,173
TETRA Technologies, Inc.
(a) (b)
............. 3,066,000 21,645,960
Tidewater, Inc.
(a) (b)
.................... 1,174,650 59,425,543
Transocean Ltd.
(a) (b)
................... 20,270,395 77,838,317
Valaris Ltd.
(a) (b)
....................... 1,525,397 85,605,280
1,196,136,705
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 10,370,022 26,858,357
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 206,288 8,899,264
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 1,043,225 42,480,122
Cinemark Holdings, Inc. ................ 2,492,048 67,310,216
CuriosityStream, Inc. , Class A ............ 795,866 3,454,058
Eventbrite, Inc. , Class A
(a) (b)
.............. 1,853,681 4,282,003

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Gaia, Inc. , Class A
(a) (b)
.................. 328,934 $ 1,641,381
Golden Matrix Group, Inc.
(a) (b)
............. 378,287 389,636
IMAX Corp.
(a) (b)
...................... 1,044,466 33,934,700
Lionsgate Studios Corp.
(b)
............... 4,887,531 31,426,824
Madison Square Garden Entertainment Corp.
(a) (b)
944,950 41,728,992
Marcus Corp. (The) ................... 560,389 8,069,602
Playstudios, Inc. , Class A
(b)
.............. 2,013,909 1,872,935
Playtika Holding Corp. ................. 1,359,556 4,989,571
Reservoir Media, Inc.
(a) (b)
................ 463,061 3,519,264
Sphere Entertainment Co. , Class A
(a) (b)
....... 665,327 45,561,593
Starz Entertainment Corp.
(a)
.............. 287,861 3,025,419
Vivid Seats, Inc. , Class A
(a) (b)
............. 82,541 1,024,334
330,468,271
Financial Services — 2.2%
Acacia Research Corp.
(a) (b)
............... 755,549 2,621,755
Alerus Financial Corp. ................. 543,036 11,468,920
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 693,136 29,811,779
Better Home & Finance Holding Co.
(a) (b)
...... 123,588 9,047,877
Burford Capital Ltd. ................... 4,835,147 48,109,713
Cannae Holdings, Inc. ................. 1,380,691 24,686,755
Cantaloupe, Inc.
(b)
.................... 1,441,555 15,222,821
Cass Information Systems, Inc. ........... 319,592 12,633,472
Compass Diversified Holdings ............ 1,635,241 10,432,838
Enact Holdings, Inc. ................... 727,193 25,975,334
Essent Group Ltd. .................... 2,333,304 141,328,223
EVERTEC, Inc. ...................... 1,547,683 44,062,535
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 223,936 35,525,207
Finance of America Cos., Inc. , Class A
(a) (b)
.... 113,909 2,505,998
Flywire Corp.
(a) (b)
..................... 2,817,146 37,524,385
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 2,867,957 79,471,088
International Money Express, Inc.
(b)
......... 664,894 9,900,272
Jackson Financial, Inc. , Class A ........... 1,674,558 168,812,192
loanDepot, Inc. , Class A
(a) (b)
.............. 2,061,759 6,226,512
Marqeta, Inc. , Class A
(a) (b)
............... 9,249,090 41,898,378
Merchants Bancorp ................... 622,495 19,415,619
NCR Atleos Corp.
(a) (b)
.................. 1,760,226 64,952,339
NewtekOne, Inc. ..................... 626,864 6,519,386
NMI Holdings, Inc. , Class A
(a) (b)
............ 1,871,008 68,160,821
Onity Group, Inc.
(a) (b)
................... 159,615 5,980,774
Pagseguro Digital Ltd. , Class A ........... 4,333,255 41,555,915
Payoneer Global, Inc.
(b)
................. 6,727,843 38,954,211
Paysafe Ltd.
(a) (b)
...................... 819,260 9,020,053
Paysign, Inc.
(b)
....................... 860,638 4,445,195
PennyMac Financial Services, Inc. ......... 698,945 87,934,270
Priority Technology Holdings, Inc.
(a) (b)
........ 643,426 4,478,245
Radian Group, Inc. .................... 3,236,774 109,856,109
Remitly Global, Inc.
(a) (b)
................. 4,006,439 64,263,282
Repay Holdings Corp. , Class A
(a) (b)
......... 1,898,461 8,144,398
Security National Financial Corp. , Class A
(a) (b)
.. 291,800 2,325,646
Sezzle, Inc.
(a) (b)
...................... 382,529 25,074,776
StoneCo Ltd. , Class A
(a) (b)
............... 6,010,197 114,253,845
SWK Holdings Corp. .................. 54,135 876,446
Triller Group, Inc.
(a) (b)
................... 2,091,778 1,199,635
Velocity Financial, Inc.
(b)
................ 243,466 4,533,337
Walker & Dunlop, Inc. .................. 784,079 62,663,594
Waterstone Financial, Inc. ............... 390,599 5,976,165
1,507,850,115
Food Products — 0.7%
Alico, Inc.
(a)
......................... 128,813 4,535,506
B&G Foods, Inc. ..................... 1,862,831 7,451,324
Security
Shares
Shares Value
Food Products (continued)
Beyond Meat, Inc.
(a) (b)
.................. 1,802,560 $ 2,983,237
BRC, Inc. , Class A
(a) (b)
.................. 2,083,598 2,646,169
Calavo Growers, Inc. .................. 395,964 8,794,360
Cal-Maine Foods, Inc. .................. 1,096,566 96,278,495
Dole plc ........................... 1,724,339 21,968,079
Forafric Global plc
(a) (b)
.................. 45,287 422,981
Fresh Del Monte Produce, Inc. ............ 797,955 28,207,709
Hain Celestial Group, Inc. (The)
(b)
.......... 2,137,479 2,479,476
J & J Snack Foods Corp. ................ 364,174 30,827,329
John B Sanfilippo & Son, Inc. ............. 183,283 11,506,507
Lifeway Foods, Inc.
(a) (b)
................. 121,479 2,914,281
Limoneira Co. ....................... 396,856 5,607,575
Mama's Creations, Inc.
(b)
................ 817,968 8,662,281
Marzetti Co. (The) .................... 479,697 75,211,693
Mission Produce, Inc.
(a) (b)
................ 1,029,972 11,865,277
Seneca Foods Corp. , Class A
(a) (b)
.......... 114,871 12,387,114
Simply Good Foods Co. (The)
(a) (b)
.......... 2,230,248 43,645,953
SunOpta, Inc.
(a) (b)
..................... 2,327,458 12,149,331
Tootsie Roll Industries, Inc. .............. 425,038 14,999,591
TreeHouse Foods, Inc.
(b)
................ 1,205,126 21,933,293
Utz Brands, Inc. , Class A ................ 1,721,416 18,126,510
Vital Farms, Inc.
(a) (b)
................... 828,109 27,203,381
Westrock Coffee Co.
(a) (b)
................ 843,089 3,718,023
476,525,475
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A
(a)
..... 2,876,363 130,328,008
Chesapeake Utilities Corp. .............. 542,191 69,010,070
New Jersey Resources Corp. ............. 2,414,107 106,944,940
Northwest Natural Holding Co. ............ 961,034 43,755,878
ONE Gas, Inc. ....................... 1,437,219 115,250,592
RGC Resources, Inc. .................. 170,231 3,525,484
Southwest Gas Holdings, Inc. ............ 1,558,754 123,920,943
Spire, Inc. .......................... 1,402,828 121,204,339
713,940,254
Ground Transportation — 0.3%
ArcBest Corp. ....................... 548,070 40,732,562
Covenant Logistics Group, Inc. , Class A ...... 406,291 8,194,889
FTAI Infrastructure, Inc. ................. 2,529,188 13,505,864
Heartland Express, Inc. ................. 1,062,245 8,285,511
Hertz Global Holdings, Inc.
(a) (b)
............ 2,842,648 14,582,784
Marten Transport Ltd. .................. 1,343,158 13,767,370
PAMT Corp.
(a) (b)
...................... 148,146 1,491,830
Proficient Auto Logistics, Inc.
(a) (b)
........... 535,976 4,009,101
RXO, Inc.
(a) (b)
........................ 3,881,609 68,820,928
Universal Logistics Holdings, Inc. .......... 154,303 2,496,623
Werner Enterprises, Inc. ................ 1,377,926 36,101,661
211,989,123
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.
(b)
....................... 2,404,542 3,390,404
Acme United Corp.
(a)
.................. 61,032 2,319,826
Alphatec Holdings, Inc.
(a) (b)
............... 2,773,916 52,676,665
AngioDynamics, Inc.
(b)
................. 928,751 11,172,874
Anteris Technologies Global Corp.
(a) (b)
....... 688,630 3,091,949
Artivion, Inc.
(a) (b)
...................... 912,847 41,415,868
AtriCure, Inc.
(a) (b)
..................... 1,156,546 39,958,664
Avanos Medical, Inc.
(b)
................. 1,073,079 11,921,908
AxoGen, Inc.
(a) (b)
..................... 1,057,559 23,498,961
Beta Bionics, Inc.
(a) (b)
.................. 919,176 25,019,971
Bioventus, Inc. , Class A
(a) (b)
.............. 1,123,273 7,357,438
Butterfly Network, Inc. , Class A
(a) (b)
......... 4,601,311 12,377,527
Carlsmed, Inc.
(a) (b)
.................... 113,294 1,460,360
Ceribell, Inc.
(a) (b)
...................... 582,195 6,637,023
Cerus Corp.
(b)
....................... 4,504,910 6,622,218

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ClearPoint Neuro, Inc.
(a) (b)
............... 630,927 $ 14,650,125
CONMED Corp. ...................... 747,591 32,894,004
CVRx, Inc.
(a) (b)
....................... 375,694 3,828,322
Delcath Systems, Inc.
(a) (b)
............... 705,791 6,937,925
Electromed, Inc.
(b)
.................... 152,378 3,666,215
Embecta Corp. ...................... 1,412,059 18,836,867
Enovis Corp.
(a) (b)
...................... 1,365,654 42,663,031
Glaukos Corp.
(b)
...................... 1,333,917 117,478,070
Haemonetics Corp.
(a) (b)
................. 1,154,850 57,754,048
ICU Medical, Inc.
(a) (b)
................... 577,995 69,411,420
Inogen, Inc.
(b)
....................... 560,622 4,619,525
Integer Holdings Corp.
(a) (b)
............... 824,006 53,206,067
Integra LifeSciences Holdings Corp.
(a) (b)
...... 1,606,973 19,299,746
iRadimed Corp. ...................... 191,920 14,741,375
iRhythm Technologies, Inc.
(a) (b)
............ 761,532 142,634,944
Kestra Medical Technologies Ltd.
(a) (b)
........ 311,077 8,517,288
KORU Medical Systems, Inc.
(b)
............ 886,254 3,509,566
Lantheus Holdings, Inc.
(a) (b)
.............. 1,627,400 93,884,706
LeMaitre Vascular, Inc. ................. 496,387 42,992,078
LENSAR, Inc.
(a) (b)
..................... 221,749 2,727,513
LivaNova plc
(a) (b)
...................... 1,304,700 68,666,361
Lucid Diagnostics, Inc.
(a) (b)
............... 1,484,705 1,796,493
Merit Medical Systems, Inc.
(b)
............. 1,394,232 122,051,069
Myomo, Inc.
(a) (b)
...................... 721,802 668,389
Neogen Corp.
(a) (b)
..................... 5,216,760 32,187,409
Neuronetics, Inc.
(a) (b)
................... 911,376 2,415,146
NeuroPace, Inc.
(a) (b)
................... 588,070 5,845,416
Novocure Ltd.
(b)
...................... 2,422,045 31,026,396
Omnicell, Inc.
(a) (b)
..................... 1,115,931 37,461,804
OraSure Technologies, Inc.
(b)
............. 1,794,585 4,917,163
Orthofix Medical, Inc.
(b)
................. 924,086 14,267,888
OrthoPediatrics Corp.
(a) (b)
................ 397,952 6,701,512
Outset Medical, Inc.
(a) (b)
................. 398,165 5,223,925
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,252,690 42,629,041
Pro-Dex, Inc.
(a) (b)
..................... 54,160 1,962,758
Pulmonx Corp.
(b)
..................... 878,293 1,756,586
Pulse Biosciences, Inc.
(a) (b)
............... 429,768 7,275,972
QuidelOrtho Corp.
(a) (b)
.................. 1,620,115 43,726,904
RxSight, Inc.
(b)
....................... 828,767 7,284,862
Sanara Medtech, Inc.
(a) (b)
................ 75,453 2,210,773
SANUWAVE Health, Inc.
(a) (b)
.............. 171,057 4,950,390
Semler Scientific, Inc.
(a) (b)
................ 294,238 7,785,537
Shoulder Innovations, Inc.
(a) (b)
............. 85,302 999,739
SI-BONE, Inc.
(a) (b)
..................... 910,743 13,506,319
Sight Sciences, Inc.
(a) (b)
................. 928,417 4,697,790
STAAR Surgical Co.
(b)
.................. 1,195,466 30,926,705
Stereotaxis, Inc.
(a) (b)
................... 1,393,733 4,055,763
Surmodics, Inc.
(b)
..................... 330,083 9,055,827
Tactile Systems Technology, Inc.
(a) (b)
........ 555,779 8,375,589
Tandem Diabetes Care, Inc.
(a) (b)
........... 1,597,281 22,361,934
TransMedics Group, Inc.
(a) (b)
.............. 793,270 104,346,736
Treace Medical Concepts, Inc.
(a) (b)
.......... 1,143,122 7,304,550
UFP Technologies, Inc.
(a) (b)
............... 178,690 34,422,842
Utah Medical Products, Inc. .............. 54,108 3,143,675
Varex Imaging Corp.
(b)
................. 979,848 11,454,423
1,710,638,177
Health Care Providers & Services — 3.3%
AdaptHealth Corp.
(a) (b)
.................. 2,443,367 21,965,869
Addus HomeCare Corp.
(b)
............... 430,702 50,344,757
agilon health, Inc.
(a) (b)
.................. 7,309,796 5,822,252
AirSculpt Technologies, Inc.
(a) (b)
........... 407,938 4,246,635
Alignment Healthcare, Inc.
(a) (b)
............ 3,487,980 58,807,343
AMN Healthcare Services, Inc.
(b)
........... 915,271 18,021,686
Ardent Health, Inc.
(a) (b)
.................. 575,225 8,375,276
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Astrana Health, Inc.
(a) (b)
................. 977,281 $ 30,500,940
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 1,168,597 10,575,803
BrightSpring Health Services, Inc.
(a) (b)
....... 2,562,866 84,702,721
Brookdale Senior Living, Inc.
(a) (b)
........... 5,479,133 50,791,563
Castle Biosciences, Inc.
(b)
............... 673,369 17,170,909
Clover Health Investments Corp. , Class A
(a) (b)
.. 9,655,672 34,084,522
Community Health Systems, Inc.
(a) (b)
........ 3,158,410 12,254,631
Concentra Group Holdings Parent, Inc. ...... 2,773,967 55,257,423
CorVel Corp.
(b)
....................... 689,093 50,958,427
Cross Country Healthcare, Inc.
(b)
.......... 749,152 9,184,604
DocGo, Inc.
(a) (b)
...................... 2,215,419 2,414,807
Enhabit, Inc.
(a) (b)
...................... 1,205,591 9,801,455
Ensign Group, Inc. (The)
(a)
............... 1,341,926 241,680,873
Fulgent Genetics, Inc.
(a) (b)
............... 500,031 11,225,696
GeneDx Holdings Corp. , Class A
(a) (b)
........ 448,492 61,403,040
Guardant Health, Inc.
(a) (b)
................ 2,851,402 265,237,414
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 463,233 12,989,053
HealthEquity, Inc.
(b)
.................... 2,039,605 192,905,841
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 4,551,950 206,931,647
Innovage Holding Corp.
(a) (b)
.............. 419,091 1,881,719
Joint Corp. (The)
(a) (b)
................... 316,921 2,500,507
LifeStance Health Group, Inc.
(a) (b)
.......... 3,173,288 15,549,111
Nano-X Imaging Ltd.
(a) (b)
................ 1,517,313 5,507,846
National HealthCare Corp. ............... 302,554 36,137,050
National Research Corp. ................ 304,062 4,062,268
NeoGenomics, Inc.
(a) (b)
................. 3,082,672 30,117,705
Nutex Health, Inc.
(a) (b)
.................. 82,975 10,210,903
Omada Health, Inc.
(a) (b)
................. 221,804 5,449,724
Oncology Institute, Inc. (The)
(b)
............ 1,453,408 6,482,200
OPKO Health, Inc.
(a) (b)
.................. 9,747,956 13,257,220
Option Care Health, Inc.
(a) (b)
.............. 3,932,623 102,366,177
Owens & Minor, Inc.
(a) (b)
................. 1,795,796 7,129,310
PACS Group, Inc.
(a) (b)
.................. 1,054,431 12,737,526
Pediatrix Medical Group, Inc.
(a) (b)
........... 2,045,295 34,708,656
Pennant Group, Inc. (The)
(b)
.............. 800,052 19,785,286
Premier, Inc. , Class A .................. 1,981,712 55,725,741
Privia Health Group, Inc.
(a) (b)
.............. 2,737,260 66,515,418
Progyny, Inc.
(a) (b)
..................... 1,784,368 33,385,525
RadNet, Inc.
(a) (b)
...................... 1,631,612 123,986,196
SBC Medical Group Holdings, Inc.
(a) (b)
....... 135,214 440,798
Select Medical Holdings Corp. ............ 2,677,633 37,031,664
Sonida Senior Living, Inc.
(a) (b)
............. 126,189 3,268,295
Strata Critical Medical, Inc. , Class A
(a) (b)
...... 1,554,162 7,817,435
Surgery Partners, Inc.
(a) (b)
............... 1,845,078 40,462,561
Talkspace, Inc.
(a) (b)
.................... 3,483,407 11,251,405
US Physical Therapy, Inc. ............... 356,447 30,750,683
Viemed Healthcare, Inc.
(b)
............... 780,578 5,042,534
2,251,216,650
Health Care REITs — 1.0%
American Healthcare REIT, Inc. ........... 3,832,801 173,702,541
CareTrust REIT, Inc. ................... 5,109,021 177,027,578
Community Healthcare Trust, Inc. .......... 657,531 9,639,404
Diversified Healthcare Trust .............. 5,280,329 22,494,201
Global Medical REIT, Inc. ............... 319,352 9,804,094
LTC Properties, Inc. ................... 1,100,434 38,603,225
National Health Investors, Inc. ............ 1,109,133 82,641,500
Sabra Health Care REIT, Inc. ............. 5,721,240 101,952,497
Sila Realty Trust, Inc. .................. 1,338,134 31,713,776
Strawberry Fields REIT, Inc. ............. 160,900 1,871,267
Universal Health Realty Income Trust ....... 314,912 12,035,937
661,486,020

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.4%
Claritev Corp.
(a) (b)
..................... 184,341 $ 12,000,599
Definitive Healthcare Corp. , Class A
(b)
....... 891,233 2,468,715
Evolent Health, Inc. , Class A
(a) (b)
........... 2,817,250 18,791,058
Health Catalyst, Inc.
(b)
.................. 1,622,585 5,240,950
HealthStream, Inc. .................... 584,036 14,367,286
LifeMD, Inc.
(a) (b)
...................... 935,518 5,528,911
OptimizeRx Corp.
(a) (b)
.................. 382,107 7,829,372
Phreesia, Inc.
(a) (b)
..................... 1,370,227 31,021,939
Schrodinger, Inc.
(a) (b)
................... 1,347,791 28,357,523
Simulations Plus, Inc.
(b)
................. 393,662 6,763,113
Teladoc Health, Inc.
(a) (b)
................. 4,224,988 36,461,646
TruBridge, Inc.
(a) (b)
.................... 249,112 4,787,933
Waystar Holding Corp.
(a) (b)
............... 2,620,355 93,939,727
267,558,772
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. .............. 5,467,276 61,178,818
Braemar Hotels & Resorts, Inc. ........... 1,493,854 3,809,328
Chatham Lodging Trust ................. 1,159,457 7,420,525
DiamondRock Hospitality Co. ............. 5,157,460 40,331,337
Pebblebrook Hotel Trust
(a)
............... 2,885,951 30,187,047
RLJ Lodging Trust .................... 3,708,280 25,216,304
Ryman Hospitality Properties, Inc. ......... 1,484,718 129,036,841
Service Properties Trust ................ 3,782,204 8,093,917
Summit Hotel Properties, Inc. ............. 2,708,929 13,923,895
Sunstone Hotel Investors, Inc. ............ 4,616,965 40,860,140
Xenia Hotels & Resorts, Inc. ............. 2,429,192 29,879,062
389,937,214
Hotels, Restaurants & Leisure — 1.6%
Accel Entertainment, Inc. , Class A
(b)
........ 1,292,257 13,168,099
Bally's Corp.
(a) (b)
...................... 162,184 2,953,371
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 16,569 5,986,545
BJ's Restaurants, Inc.
(a) (b)
............... 482,593 16,388,858
Bloomin' Brands, Inc. .................. 2,004,858 13,693,180
Brightstar Lottery plc .................. 2,676,569 44,591,640
Brinker International, Inc.
(b)
.............. 1,059,034 115,074,634
Cheesecake Factory, Inc. (The)
(a)
.......... 1,108,852 55,220,830
Cracker Barrel Old Country Store, Inc.
(a)
..... 534,998 18,029,433
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 653,714 9,603,059
Denny's Corp.
(a) (b)
..................... 1,231,111 4,813,644
Dine Brands Global, Inc. ................ 369,880 9,143,434
El Pollo Loco Holdings, Inc.
(a) (b)
............ 644,539 6,587,189
First Watch Restaurant Group, Inc.
(a) (b)
....... 1,080,534 17,818,006
Genius Sports Ltd.
(a) (b)
.................. 5,223,996 58,822,195
Global Business Travel Group I
(a) (b)
......... 2,281,978 17,936,347
Golden Entertainment, Inc. .............. 469,502 9,483,940
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,390,506 57,636,474
Inspired Entertainment, Inc.
(a) (b)
............ 604,970 4,567,523
Jack in the Box, Inc. ................... 444,054 7,122,626
Krispy Kreme, Inc.
(a)
................... 1,814,013 6,512,307
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 149,261 8,497,429
Life Time Group Holdings, Inc.
(b)
........... 3,248,118 80,325,958
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 908,098 10,951,662
Marriott Vacations Worldwide Corp. ......... 673,264 44,421,959
Monarch Casino & Resort, Inc. ............ 303,426 27,329,580
Nathan's Famous, Inc. ................. 66,331 7,019,810
Papa John's International, Inc. ............ 780,882 39,676,614
Portillo's, Inc. , Class A
(a) (b)
............... 1,444,870 7,730,054
Pursuit Attractions & Hospitality, Inc.
(b)
....... 507,890 18,019,937
RCI Hospitality Holdings, Inc. ............. 199,913 4,979,833
Red Rock Resorts, Inc. , Class A ........... 1,169,943 62,369,661
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 2,123,378 36,012,491
Sabre Corp.
(a) (b)
...................... 8,694,234 17,779,708
Serve Robotics, Inc.
(a) (b)
................. 1,135,976 15,028,962
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc. , Class A
(a) (b)
............ 928,404 $ 89,600,270
Six Flags Entertainment Corp.
(a) (b)
.......... 2,289,379 52,609,929
Super Group SGHC Ltd.
(a)
............... 3,842,107 41,494,756
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,464,404 15,501,101
Target Hospitality Corp.
(a) (b)
.............. 782,561 6,017,894
United Parks & Resorts, Inc.
(a) (b)
........... 650,260 31,472,584
Xponential Fitness, Inc. , Class A
(a) (b)
........ 647,114 4,348,606
1,116,342,132
Household Durables — 1.6%
Bassett Furniture Industries, Inc. .......... 132,885 1,960,054
Beazer Homes USA, Inc.
(b)
.............. 682,338 15,284,371
Cavco Industries, Inc.
(a) (b)
................ 181,855 96,346,779
Century Communities, Inc. .............. 617,853 36,700,468
Champion Homes, Inc.
(b)
................ 1,366,566 93,240,798
Cricut, Inc. , Class A ................... 1,146,143 6,086,019
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 722,914 14,313,697
Ethan Allen Interiors, Inc. ............... 547,635 13,236,338
Flexsteel Industries, Inc. ................ 89,036 3,044,141
Green Brick Partners, Inc.
(a) (b)
............. 740,715 47,953,889
Hamilton Beach Brands Holding Co. , Class A .. 174,759 2,458,859
Helen of Troy Ltd.
(a) (b)
.................. 547,174 10,193,852
Hovnanian Enterprises, Inc. , Class A
(b)
....... 114,190 13,729,064
Installed Building Products, Inc.
(a)
.......... 559,807 138,960,892
KB Home .......................... 1,584,209 98,886,326
La-Z-Boy, Inc. ....................... 992,832 31,472,774
Legacy Housing Corp.
(a) (b)
............... 188,622 4,235,507
Leggett & Platt, Inc. ................... 3,185,685 29,754,298
LGI Homes, Inc.
(a) (b)
................... 497,002 20,282,652
Lovesac Co. (The)
(a) (b)
.................. 319,109 4,426,042
M/I Homes, Inc.
(a) (b)
.................... 624,914 78,232,984
Meritage Homes Corp. ................. 1,690,932 114,239,366
Sonos, Inc.
(b)
........................ 2,820,047 48,420,207
Taylor Morrison Home Corp.
(b)
............ 2,334,020 138,337,365
Traeger, Inc.
(b)
....................... 785,226 722,408
TRI Pointe Homes, Inc.
(a) (b)
.............. 2,057,436 65,529,336
1,128,048,486
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 248,299 7,615,330
Central Garden & Pet Co. , Class A, NVS
(b)
.... 1,162,950 32,341,640
Energizer Holdings, Inc. ................ 1,583,151 36,776,598
Oil-Dri Corp. of America ................ 241,116 13,355,415
Spectrum Brands Holdings, Inc. ........... 577,059 31,091,939
WD-40 Co. ......................... 320,798 62,324,635
183,505,557
Independent Power and Renewable Electricity Producers — 0.3%
Hallador Energy Co.
(a) (b)
................. 749,558 16,212,939
Montauk Renewables, Inc.
(a) (b)
............ 1,514,804 3,075,052
Ormat Technologies, Inc. ................ 1,460,564 155,360,193
174,648,184
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 560,856 20,448,810
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,319,897 6,969,056
Innovative Industrial Properties, Inc. ........ 667,054 33,452,758
LXP Industrial Trust ................... 7,020,857 66,627,933
One Liberty Properties, Inc. .............. 428,302 8,604,587
Plymouth Industrial REIT, Inc. ............ 990,108 21,782,376
Terreno Realty Corp. .................. 2,450,884 140,019,003
277,455,713

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.9%
Abacus Global Management, Inc.
(a) (b)
........ 932,014 $ 4,678,710
Ambac Financial Group, Inc.
(a) (b)
........... 1,056,448 8,673,438
American Coastal Insurance Corp. ......... 625,828 7,409,804
American Integrity Insurance Group, Inc.
(a) (b)
... 144,168 3,435,523
AMERISAFE, Inc. .................... 450,663 18,062,573
Aspen Insurance Holdings Ltd. , Class A
(a) (b)
... 382,860 14,070,105
Ategrity Specialty Holdings LLC
(a) (b)
......... 146,224 2,841,132
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
1,672,766 36,968,129
Bowhead Specialty Holdings, Inc.
(a) (b)
........ 371,691 8,905,716
Citizens, Inc. , Class A
(a) (b)
............... 1,052,934 5,864,842
CNO Financial Group, Inc. ............... 2,339,574 93,629,752
Crawford & Co. , Class A, NVS ............ 463,295 5,017,485
Donegal Group, Inc. , Class A ............. 419,243 7,860,806
eHealth, Inc.
(a) (b)
...................... 662,499 3,438,370
Employers Holdings, Inc. ................ 580,902 22,149,793
F&G Annuities & Life, Inc. ............... 529,936 15,712,602
Fidelis Insurance Holdings Ltd. ............ 1,441,078 25,910,582
Genworth Financial, Inc. , Class A
(b)
......... 9,958,476 84,049,538
GoHealth, Inc. , Class A
(a) (b)
.............. 116,180 460,073
Goosehead Insurance, Inc. , Class A ........ 573,525 39,383,962
Greenlight Capital Re Ltd. , Class A
(a) (b)
....... 687,096 8,327,604
Hamilton Insurance Group Ltd. , Class B
(a) (b)
... 1,091,420 25,833,911
HCI Group, Inc. ...................... 246,964 50,383,126
Heritage Insurance Holdings, Inc.
(b)
......... 550,064 12,998,012
Hippo Holdings, Inc.
(a) (b)
................. 430,526 15,834,746
Horace Mann Educators Corp. ............ 1,000,499 44,732,310
Investors Title Co. .................... 34,741 8,983,675
James River Group Holdings Ltd. .......... 888,754 4,532,645
Kestrel Group Ltd.
(a)
................... 60,747 1,205,221
Kingstone Cos., Inc.
(a)
.................. 282,234 4,114,972
Kingsway Financial Services, Inc.
(a) (b)
........ 484,880 6,904,691
Lemonade, Inc.
(a) (b)
.................... 1,328,872 79,838,630
MBIA, Inc.
(b)
........................ 1,103,376 7,536,058
Mercury General Corp. ................. 649,836 50,232,323
NI Holdings, Inc.
(b)
.................... 187,016 2,468,611
Oscar Health, Inc. , Class A
(a) (b)
............ 4,639,704 83,514,672
Palomar Holdings, Inc.
(a) (b)
............... 627,545 71,546,406
ProAssurance Corp.
(b)
.................. 1,221,438 29,253,440
Root, Inc. , Class A
(a) (b)
.................. 276,856 22,292,445
Safety Insurance Group, Inc. ............. 349,550 24,024,572
Selective Insurance Group, Inc. ........... 1,456,267 109,715,156
Selectquote, Inc.
(b)
.................... 3,314,464 6,894,085
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 35,438,985
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 856,855 39,064,020
Slide Insurance Holdings, Inc.
(a) (b)
.......... 630,661 10,084,269
Stewart Information Services Corp. ......... 665,441 45,429,657
Tiptree, Inc. ........................ 587,169 10,398,763
Trupanion, Inc.
(a) (b)
.................... 886,028 35,432,260
United Fire Group, Inc. ................. 519,292 15,698,197
Universal Insurance Holdings, Inc. ......... 638,390 19,675,180
1,290,911,577
Interactive Media & Services — 0.6%
Angi, Inc.
(a) (b)
........................ 979,842 13,002,503
Arena Group Holdings, Inc. (The)
(a) (b)
........ 297,215 1,655,487
Bumble, Inc. , Class A
(a) (b)
................ 1,736,220 9,636,021
Cargurus, Inc. , Class A
(a) (b)
............... 1,967,583 69,101,515
Cars.com, Inc.
(a) (b)
.................... 1,382,447 14,847,481
EverQuote, Inc. , Class A
(b)
............... 653,056 14,066,826
fuboTV, Inc.
(a) (b)
...................... 7,991,882 30,209,314
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 2,562,323 4,817,167
Grindr, Inc.
(a) (b)
....................... 805,528 11,164,618
MediaAlpha, Inc. , Class A
(b)
.............. 809,828 10,325,307
Nextdoor Holdings, Inc. , Class A
(b)
......... 5,062,120 9,871,134
QuinStreet, Inc.
(b)
..................... 1,302,530 19,264,419
Security
Shares
Shares Value
Interactive Media & Services (continued)
Rumble, Inc. , Class A
(a) (b)
................ 2,556,371 $ 17,536,705
Shutterstock, Inc. ..................... 583,653 14,608,835
Teads Holding Co.
(a) (b)
.................. 914,622 1,353,641
Travelzoo
(a) (b)
........................ 128,964 1,085,877
TripAdvisor, Inc.
(a) (b)
................... 2,777,891 44,612,929
TrueCar, Inc.
(b)
....................... 1,970,385 4,334,847
Vimeo, Inc.
(b)
........................ 3,559,502 27,764,116
Webtoon Entertainment, Inc.
(a) (b)
........... 429,100 7,522,123
Yelp, Inc.
(b)
......................... 1,473,323 48,590,192
Ziff Davis, Inc.
(a) (b)
..................... 995,551 33,749,179
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,644,800 7,648,320
416,768,556
IT Services — 0.7%
Applied Digital Corp.
(a) (b)
................ 5,119,304 177,435,077
ASGN, Inc.
(b)
........................ 1,038,683 46,491,451
Backblaze, Inc. , Class A
(b)
............... 1,291,581 13,316,200
BigBear.ai Holdings, Inc.
(a) (b)
.............. 6,931,815 47,968,160
Commerce.com, Inc.
(a) (b)
................ 1,614,632 7,475,746
Crexendo, Inc.
(b)
..................... 315,637 2,042,171
CSP, Inc. .......................... 135,775 1,811,238
DigitalOcean Holdings, Inc.
(a) (b)
............ 1,636,136 66,525,290
Fastly, Inc. , Class A
(a) (b)
................. 3,299,012 27,348,809
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,604,840 14,989,206
Hackett Group, Inc. (The) ............... 593,804 10,753,790
Information Services Group, Inc. ........... 906,363 4,994,060
Rackspace Technology, Inc.
(b)
............ 2,023,434 3,237,494
TSS, Inc.
(a) (b)
........................ 452,614 9,169,960
Tucows, Inc. , Class A
(a) (b)
................ 167,467 3,208,668
Unisys Corp.
(a) (b)
...................... 1,691,047 6,037,038
VTEX , Class A
(a) (b)
.................... 1,371,938 6,160,002
448,964,360
Leisure Products — 0.4%
Acushnet Holdings Corp.
(a)
.............. 659,045 50,963,950
American Outdoor Brands, Inc.
(a) (b)
......... 249,424 1,713,543
Clarus Corp. ........................ 647,880 2,163,919
Escalade, Inc. ....................... 229,379 2,640,152
Funko, Inc. , Class A
(a) (b)
................. 869,890 2,714,057
JAKKS Pacific, Inc. ................... 229,016 3,893,272
Johnson Outdoors, Inc. , Class A ........... 121,619 4,953,542
Latham Group, Inc.
(b)
.................. 1,075,680 7,798,680
Malibu Boats, Inc. , Class A
(a) (b)
............ 443,329 12,355,579
Marine Products Corp. ................. 173,325 1,464,596
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 389,073 7,804,804
Peloton Interactive, Inc. , Class A
(a) (b)
........ 9,026,613 65,533,210
Polaris, Inc. ......................... 1,271,156 84,023,412
Smith & Wesson Brands, Inc. ............. 1,049,265 10,057,205
Sturm Ruger & Co., Inc. ................ 382,238 16,210,714
Topgolf Callaway Brands Corp.
(a) (b)
......... 3,157,646 29,713,449
304,004,084
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a) (b)
........... 2,565,854 34,998,249
Adaptive Biotechnologies Corp.
(a) (b)
......... 3,573,439 62,034,901
Alpha Teknova, Inc.
(a) (b)
................. 246,995 1,296,724
Azenta, Inc.
(a) (b)
...................... 970,694 29,314,959
BioLife Solutions, Inc.
(b)
................. 904,643 25,212,400
Codexis, Inc.
(a) (b)
..................... 1,972,918 4,675,816
CryoPort, Inc.
(a) (b)
..................... 1,164,799 10,762,743
Cytek Biosciences, Inc.
(b)
................ 2,800,478 10,921,864
Fortrea Holdings, Inc.
(b)
................. 2,197,983 22,990,902
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 930,845 12,091,677
Lifecore Biomedical, Inc.
(a) (b)
.............. 640,346 4,604,088
Maravai LifeSciences Holdings, Inc. , Class A
(b)
. 2,646,428 8,309,784
MaxCyte, Inc.
(a) (b)
..................... 2,437,183 3,753,262

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mesa Laboratories, Inc. ................ 123,142 $ 8,852,678
Niagen Bioscience, Inc.
(a) (b)
.............. 1,274,528 9,609,941
OmniAb, Inc.
(a) (b)
..................... 2,315,619 3,589,210
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 6,699,709 15,677,319
Personalis, Inc.
(a) (b)
.................... 1,206,858 11,634,111
Quanterix Corp.
(a) (b)
................... 1,000,452 5,342,414
Quantum-Si, Inc. , Class A
(a) (b)
............. 3,765,949 8,096,790
Standard BioTools, Inc.
(a) (b)
............... 7,220,667 8,664,800
302,434,634
Machinery — 3.8%
3D Systems Corp.
(a) (b)
.................. 3,122,523 8,930,416
Aebi Schmidt Holding AG
(a)
.............. 865,895 9,654,729
AirJoule Technologies Corp.
(a) (b)
........... 476,532 2,458,905
Alamo Group, Inc. .................... 245,948 43,955,827
Albany International Corp. , Class A ......... 717,273 40,583,306
Astec Industries, Inc. .................. 550,490 25,614,300
Atmus Filtration Technologies, Inc. ......... 1,991,226 90,560,959
Blue Bird Corp.
(a) (b)
.................... 757,385 37,838,955
CECO Environmental Corp.
(a) (b)
........... 696,197 34,037,071
Chart Industries, Inc.
(b)
................. 1,081,070 215,803,193
Columbus McKinnon Corp. .............. 674,174 10,941,844
Douglas Dynamics, Inc. ................ 539,231 16,300,953
Eastern Co. (The) .................... 121,577 2,595,669
Energy Recovery, Inc.
(a) (b)
............... 1,273,613 21,791,518
Enerpac Tool Group Corp. , Class A ......... 1,286,917 52,815,074
Enpro, Inc. ......................... 504,869 117,134,657
ESCO Technologies, Inc.
(a)
.............. 621,340 136,365,490
Federal Signal Corp. .................. 1,435,166 169,392,643
Franklin Electric Co., Inc. ............... 946,112 89,663,034
Gencor Industries, Inc.
(b)
................ 211,304 2,871,621
Gorman-Rupp Co. (The) ................ 487,769 21,934,972
Graham Corp.
(b)
...................... 249,155 15,519,865
Greenbrier Cos., Inc. (The) .............. 728,730 30,439,052
Helios Technologies, Inc. ................ 792,950 43,897,712
Hillenbrand, Inc. ..................... 1,683,113 53,186,371
Hillman Solutions Corp.
(a) (b)
.............. 4,738,350 43,687,587
Hyster-Yale, Inc. , Class A ............... 286,950 10,312,983
JBT Marel Corp.
(a)
.................... 1,247,345 157,290,205
Kadant, Inc.
(a)
....................... 280,553 77,617,793
Kennametal, Inc. ..................... 1,820,413 39,958,065
L B Foster Co. , Class A
(b)
................ 234,626 6,428,752
Lindsay Corp. ....................... 256,614 28,545,741
Luxfer Holdings plc ................... 612,312 7,470,206
Manitowoc Co., Inc. (The)
(a) (b)
............. 825,859 8,398,986
Mayville Engineering Co., Inc.
(a) (b)
.......... 348,813 6,215,848
Microvast Holdings, Inc.
(a) (b)
.............. 4,752,352 25,900,318
Miller Industries, Inc. .................. 258,997 10,396,140
Mueller Water Products, Inc. , Class A ....... 3,719,833 95,450,915
Omega Flex, Inc. ..................... 72,029 1,991,602
Palladyne AI Corp.
(a) (b)
.................. 582,185 4,872,888
Park-Ohio Holdings Corp. ............... 226,973 4,682,453
Proto Labs, Inc.
(b)
..................... 570,633 28,394,698
REV Group, Inc.
(a)
.................... 1,163,584 59,656,952
Richtech Robotics, Inc. , Class B
(a) (b)
........ 1,648,255 7,944,589
SPX Technologies, Inc.
(b)
................ 1,152,319 257,992,701
Standex International Corp. .............. 286,585 66,840,220
Tennant Co. ........................ 441,148 35,291,840
Terex Corp. ......................... 1,545,834 71,139,281
Titan International, Inc.
(a) (b)
............... 1,162,427 8,776,324
Trinity Industries, Inc. .................. 1,950,167 53,376,071
Wabash National Corp. ................. 991,047 7,948,197
Watts Water Technologies, Inc. , Class A ...... 656,759 179,032,503
Security
Shares
Shares Value
Machinery (continued)
Worthington Enterprises, Inc. ............. 752,502 $ 42,207,837
2,642,109,831
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a) (b)
........ 205,232 2,655,702
Costamare, Inc. ...................... 1,079,684 13,193,739
Genco Shipping & Trading Ltd. ............ 815,732 13,900,073
Himalaya Shipping Ltd.
(a) (b)
............... 677,142 5,308,793
Matson, Inc. ........................ 779,739 78,714,652
Pangaea Logistics Solutions Ltd. .......... 731,410 3,620,480
Safe Bulkers, Inc. .................... 1,359,860 6,377,743
123,771,182
Media — 0.9%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 2,276,416 2,913,812
Altice USA, Inc. , Class A
(a) (b)
.............. 6,313,689 14,079,526
AMC Networks, Inc. , Class A
(b)
............ 806,270 6,111,527
Boston Omaha Corp. , Class A
(a) (b)
.......... 509,870 6,485,546
Cable One, Inc. ...................... 123,752 18,383,360
EchoStar Corp. , Class A
(a) (b)
.............. 3,239,134 242,513,963
Emerald Holding, Inc. .................. 359,362 1,577,599
Entravision Communications Corp. , Class A ... 1,447,244 2,995,795
EW Scripps Co. (The) , Class A
(a) (b)
......... 1,538,081 3,737,537
Gambling.com Group Ltd.
(a) (b)
............. 397,907 2,837,077
Gannett Co., Inc.
(a) (b)
................... 3,405,319 18,048,191
Gray Media, Inc. ..................... 2,126,446 9,717,858
Ibotta, Inc. , Class A
(a) (b)
................. 336,380 10,851,619
iHeartMedia, Inc. , Class A
(a) (b)
............. 2,864,494 8,507,547
Integral Ad Science Holding Corp.
(a) (b)
....... 1,841,868 18,805,472
John Wiley & Sons, Inc. , Class A .......... 983,274 36,253,312
Magnite, Inc.
(a) (b)
...................... 3,345,296 59,813,893
National CineMedia, Inc. ................ 1,573,339 6,954,158
Newsmax, Inc.
(a) (b)
.................... 273,913 2,739,130
Nexxen International Ltd.
(b)
.............. 910,568 7,484,869
PubMatic, Inc. , Class A
(a) (b)
............... 1,017,464 8,505,999
Scholastic Corp. ..................... 488,980 14,019,057
Sinclair, Inc. , Class A .................. 945,302 12,912,825
Stagwell, Inc. , Class A
(a) (b)
............... 2,771,672 13,165,442
TechTarget, Inc.
(a) (b)
................... 713,126 3,915,062
TEGNA, Inc. ........................ 3,863,099 75,987,157
Thryv Holdings, Inc.
(a) (b)
................. 899,813 6,937,558
WideOpenWest, Inc.
(b)
................. 1,218,558 6,251,203
622,506,094
Metals & Mining — 2.0%
Alpha Metallurgical Resources, Inc.
(b)
....... 280,070 48,524,928
American Battery Technology Co.
(a) (b)
........ 2,114,758 10,848,708
Ascent Industries Co.
(a) (b)
................ 143,288 1,742,382
Caledonia Mining Corp. plc .............. 395,675 11,126,381
Century Aluminum Co.
(a) (b)
............... 1,265,769 37,492,078
Coeur Mining, Inc.
(b)
................... 15,294,187 262,601,191
Commercial Metals Co. ................. 2,716,873 161,273,581
Compass Minerals International, Inc.
(b)
....... 828,643 14,368,670
Constellium SE , Class A
(b)
............... 3,402,393 53,519,642
Contango ORE, Inc.
(a) (b)
................. 197,884 4,246,591
Critical Metals Corp.
(a) (b)
................. 771,637 9,984,983
Dakota Gold Corp.
(a) (b)
.................. 2,058,814 8,399,961
Ferroglobe plc ....................... 2,904,302 14,085,865
Friedman Industries, Inc.
(a)
............... 129,327 2,746,905
Hecla Mining Co.
(a)
.................... 14,328,324 184,405,530
Idaho Strategic Resources, Inc.
(a) (b)
......... 303,880 10,046,273
Ivanhoe Electric, Inc.
(a) (b)
................ 2,046,148 30,262,529
Kaiser Aluminum Corp. ................. 384,051 34,768,137
Lifezone Metals Ltd.
(a) (b)
................. 682,715 3,393,093
Materion Corp. ...................... 493,568 56,577,700
Metallus, Inc.
(a) (b)
..................... 893,518 15,716,982

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
NioCorp Developments Ltd.
(a) (b)
........... 1,660,125 $ 12,235,121
Novagold Resources, Inc.
(b)
.............. 7,245,414 60,064,482
Olympic Steel, Inc. .................... 227,167 8,405,179
Perpetua Resources Corp.
(a) (b)
............ 1,789,825 43,009,495
Ramaco Resources, Inc. , Class A
(a) (b)
....... 691,439 20,992,088
Ryerson Holding Corp. ................. 650,913 14,359,141
SSR Mining, Inc.
(b)
.................... 4,867,428 109,809,176
SunCoke Energy, Inc. .................. 2,047,854 16,403,310
Tredegar Corp.
(a) (b)
.................... 648,411 4,480,520
United States Antimony Corp.
(a) (b)
.......... 2,224,090 17,948,406
US Gold Corp.
(a) (b)
.................... 300,300 4,600,596
Vox Royalty Corp. .................... 998,222 4,262,408
Warrior Met Coal, Inc.
(a)
................. 1,245,571 84,499,537
Worthington Steel, Inc. ................. 792,301 25,345,709
1,402,547,278
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.
(a) (b)
....... 141,231 2,965,851
Adamas Trust, Inc. .................... 2,044,945 13,639,783
Advanced Flower Capital, Inc. ............ 447,032 1,452,854
AG Mortgage Investment Trust, Inc. ........ 707,552 5,051,921
Angel Oak Mortgage REIT, Inc. ........... 300,611 2,726,542
Apollo Commercial Real Estate Finance, Inc. .. 3,392,478 33,212,360
Arbor Realty Trust, Inc. ................. 3,837,200 38,717,348
Ares Commercial Real Estate Corp. ........ 1,286,796 5,739,110
ARMOUR Residential REIT, Inc. ........... 2,654,970 43,063,613
Blackstone Mortgage Trust, Inc. , Class A ..... 3,929,682 72,620,523
BrightSpire Capital, Inc. , Class A .......... 3,147,571 16,241,466
Chicago Atlantic Real Estate Finance, Inc. .... 415,155 5,338,893
Chimera Investment Corp. ............... 1,957,567 24,978,555
Claros Mortgage Trust, Inc.
(b)
............. 2,212,372 7,079,590
Dynex Capital, Inc. .................... 3,089,180 40,900,743
Ellington Financial, Inc. ................. 2,215,411 29,509,275
Franklin BSP Realty Trust, Inc. ............ 2,013,185 20,413,696
Invesco Mortgage Capital, Inc. ............ 1,739,274 13,096,733
KKR Real Estate Finance Trust, Inc. ........ 1,400,988 11,404,042
Ladder Capital Corp. , Class A ............ 2,887,538 30,521,277
Lument Finance Trust, Inc.
(a)
............. 663,274 1,034,708
MFA Financial, Inc. .................... 2,518,173 22,638,375
Nexpoint Real Estate Finance, Inc. ......... 217,267 2,833,162
Orchid Island Capital, Inc. ............... 3,042,301 21,995,836
PennyMac Mortgage Investment Trust ....... 2,119,183 25,514,963
Ready Capital Corp. ................... 4,004,380 11,732,834
Redwood Trust, Inc. ................... 3,256,828 17,293,757
Rithm Property Trust, Inc. ............... 613,852 1,638,985
Seven Hills Realty Trust ................ 359,760 3,403,330
Sunrise Realty Trust, Inc. ............... 246,849 2,438,868
TPG RE Finance Trust, Inc. .............. 1,716,457 14,847,353
Two Harbors Investment Corp. ............ 2,529,118 24,583,027
568,629,373
Multi-Utilities — 0.4%
Avista Corp. ........................ 1,920,036 73,057,370
Black Hills Corp. ..................... 1,742,892 110,551,640
Northwestern Energy Group, Inc. .......... 1,473,160 87,903,457
Unitil Corp. ......................... 375,383 18,299,921
289,812,388
Office REITs — 0.6%
Brandywine Realty Trust ................ 4,146,299 14,221,806
City Office REIT, Inc. .................. 986,309 6,805,532
COPT Defense Properties ............... 2,753,084 77,554,376
Douglas Emmett, Inc. .................. 3,216,345 41,619,504
Easterly Government Properties, Inc. ....... 992,194 21,451,234
Empire State Realty Trust, Inc. , Class A ...... 3,374,463 24,937,282
Franklin Street Properties Corp. ........... 2,153,613 2,584,336
Security
Shares
Shares Value
Office REITs (continued)
Hudson Pacific Properties, Inc.
(b)
.......... 8,918,849 $ 21,761,991
JBG SMITH Properties ................. 1,509,810 29,426,197
NET Lease Office Properties ............. 382,422 11,224,086
Paramount Group, Inc.
(b)
................ 4,516,429 29,537,446
Peakstone Realty Trust , Class E .......... 901,185 12,175,009
Piedmont Realty Trust, Inc. , Class A ........ 3,013,703 24,290,446
Postal Realty Trust, Inc. , Class A .......... 546,119 8,088,022
SL Green Realty Corp. ................. 1,722,302 88,440,208
414,117,475
Oil, Gas & Consumable Fuels — 3.3%
Ardmore Shipping Corp. ................ 817,360 10,290,562
Berry Corp. ......................... 1,856,722 6,257,153
BKV Corp.
(a) (b)
....................... 397,150 9,368,769
California Resources Corp. .............. 1,623,883 76,598,561
Calumet, Inc.
(a) (b)
..................... 1,650,597 32,285,677
Centrus Energy Corp. , Class A
(a) (b)
......... 375,544 137,997,398
Clean Energy Fuels Corp.
(b)
.............. 4,154,462 11,881,761
CMB Tech NV ....................... 2 19
CNX Resources Corp.
(a) (b)
............... 3,268,444 110,015,825
Comstock Resources, Inc.
(b)
.............. 1,779,043 33,357,056
Core Natural Resources, Inc.
(a)
............ 1,245,471 98,392,209
Crescent Energy, Inc. , Class A ............ 4,251,971 35,844,116
CVR Energy, Inc.
(b)
.................... 743,569 26,463,621
Delek US Holdings, Inc. ................ 1,426,921 53,880,537
DHT Holdings, Inc. .................... 3,029,169 40,227,364
Diversified Energy Co. plc
(c)
.............. 1,378,611 17,439,429
Dorian LPG Ltd. ...................... 891,132 25,709,158
Empire Petroleum Corp.
(a) (b)
.............. 313,278 942,967
Encore Energy Corp.
(a) (b)
................ 4,405,008 13,611,475
Energy Fuels, Inc.
(a) (b)
.................. 5,123,278 105,078,432
Epsilon Energy Ltd. ................... 354,224 1,700,275
Evolution Petroleum Corp. ............... 649,155 2,843,299
Excelerate Energy, Inc. , Class A ........... 560,919 14,533,411
FLEX LNG Ltd.
(b)
..................... 737,704 19,158,173
FutureFuel Corp. ..................... 600,637 2,360,503
Gevo, Inc.
(a) (b)
....................... 5,532,782 12,946,710
Golar LNG Ltd. ...................... 2,380,554 97,721,742
Granite Ridge Resources, Inc. ............ 1,280,187 6,759,387
Green Plains, Inc.
(a) (b)
.................. 1,528,410 15,712,055
Gulfport Energy Corp.
(a) (b)
............... 379,809 70,648,272
HighPeak Energy, Inc.
(a)
................ 448,679 2,983,715
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 355,196 4,077,650
International Seaways, Inc. .............. 959,775 49,169,273
Kinetik Holdings, Inc. , Class A
(a)
........... 1,056,639 40,691,168
Kolibri Global Energy, Inc.
(a) (b)
............. 755,213 3,300,281
Kosmos Energy Ltd.
(a) (b)
................. 11,384,102 17,873,040
Lightbridge Corp.
(a) (b)
................... 509,766 13,677,022
Magnolia Oil & Gas Corp. , Class A ......... 4,454,862 100,056,201
Murphy Oil Corp. ..................... 3,234,028 91,522,992
NACCO Industries, Inc. , Class A ........... 87,278 3,690,114
Navigator Holdings Ltd. ................. 763,810 12,557,036
New Fortress Energy, Inc. , Class A
(a) (b)
....... 4,032,876 5,202,410
NextDecade Corp.
(a) (b)
.................. 3,196,170 18,953,288
NextNRG, Inc.
(a) (b)
.................... 447,937 891,395
Nordic American Tankers Ltd. ............ 4,807,996 17,693,425
Northern Oil & Gas, Inc. ................ 2,327,301 51,503,171
OPAL Fuels, Inc. , Class A
(a) (b)
............. 358,274 863,440
Par Pacific Holdings, Inc.
(b)
.............. 1,216,643 48,641,387
PBF Energy, Inc. , Class A ............... 2,002,876 68,438,273
Peabody Energy Corp. ................. 2,924,527 80,190,530
Prairie Operating Co.
(a) (b)
................ 474,090 971,885
PrimeEnergy Resources Corp.
(a) (b)
.......... 8,443 1,141,831
REX American Resources Corp.
(b)
......... 707,653 22,666,126
Riley Exploration Permian, Inc. ............ 311,982 8,117,772

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,820,464 $ 19,042,054
SandRidge Energy, Inc. ................ 879,899 10,479,597
Scorpio Tankers, Inc. .................. 1,064,888 65,703,590
SFL Corp. Ltd. ....................... 2,888,767 21,550,202
SM Energy Co. ...................... 2,753,759 57,526,026
Summit Midstream Corp.
(a) (b)
............. 220,775 4,839,388
Talos Energy, Inc.
(a) (b)
.................. 2,892,316 28,373,620
Teekay Corp. Ltd. .................... 1,287,324 12,384,057
Teekay Tankers Ltd. , Class A ............. 574,686 35,055,846
Uranium Energy Corp.
(a) (b)
............... 10,159,522 153,713,568
VAALCO Energy, Inc. .................. 2,525,575 9,925,510
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 82,607 274,255
Vital Energy, Inc.
(a) (b)
................... 720,261 11,315,300
Vitesse Energy, Inc.
(a)
.................. 691,750 15,045,563
W&T Offshore, Inc.
(a)
.................. 2,413,071 5,067,449
World Kinect Corp. .................... 1,323,641 34,216,120
XCF Global, Inc. , Class A
(a) (b)
............. 520,547 458,862
2,239,870,348
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a) (b)
.............. 375,066 6,619,915
Magnera Corp.
(a) (b)
.................... 790,795 7,188,326
Sylvamo Corp. ...................... 830,065 33,700,639
47,508,880
Passenger Airlines — 0.5%
(b)
Allegiant Travel Co. ................... 344,574 21,425,611
Frontier Group Holdings, Inc.
(a)
............ 2,027,413 7,825,814
JetBlue Airways Corp.
(a)
................ 7,892,536 33,148,651
Joby Aviation, Inc. , Class A
(a)
............. 11,017,387 191,041,491
SkyWest, Inc.
(a)
...................... 968,913 97,356,378
Sun Country Airlines Holdings, Inc.
(a)
........ 1,231,303 15,120,401
365,918,346
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a) (b)
........ 2,687,622 3,843,299
Edgewell Personal Care Co. ............. 1,084,435 21,027,195
FitLife Brands, Inc.
(a) (b)
.................. 65,915 1,260,295
Herbalife Ltd.
(a) (b)
..................... 2,438,547 19,508,376
Honest Co., Inc. (The)
(a) (b)
............... 2,217,458 7,561,532
Interparfums, Inc. ..................... 436,627 38,925,297
Lifevantage Corp.
(a)
................... 239,170 1,958,802
Medifast, Inc.
(a) (b)
..................... 266,494 3,203,258
Nature's Sunshine Products, Inc.
(a) (b)
........ 392,322 5,288,501
Nu Skin Enterprises, Inc. , Class A .......... 1,191,111 12,768,710
Olaplex Holdings, Inc.
(a) (b)
............... 3,281,132 3,412,377
USANA Health Sciences, Inc.
(b)
........... 267,987 5,667,925
Waldencast plc , Class A
(b)
............... 890,109 1,611,097
126,036,664
Pharmaceuticals — 2.2%
Aardvark Therapeutics, Inc.
(a) (b)
............ 116,729 1,247,833
Aclaris Therapeutics, Inc.
(a) (b)
............. 2,110,392 5,318,188
Alumis, Inc.
(a) (b)
...................... 1,310,062 6,222,795
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 3,624,551 39,217,642
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 889,245 22,675,748
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 1,655,829 23,065,698
ANI Pharmaceuticals, Inc.
(a) (b)
............. 433,537 39,278,452
Aquestive Therapeutics, Inc.
(a) (b)
........... 2,058,170 14,036,719
Arvinas, Inc.
(a) (b)
...................... 1,574,785 15,968,320
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,775,013 5,768,792
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 2,136,271 40,354,159
Axsome Therapeutics, Inc.
(a) (b)
............ 965,380 130,316,646
BioAge Labs, Inc.
(b)
................... 562,931 4,261,388
Biote Corp. , Class A
(a) (b)
................. 665,224 1,909,193
Collegium Pharmaceutical, Inc.
(a) (b)
......... 765,298 27,550,728
Security
Shares
Shares Value
Pharmaceuticals (continued)
CorMedix, Inc.
(a) (b)
.................... 1,691,250 $ 18,823,613
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,154,436 93,717,966
Edgewise Therapeutics, Inc.
(a) (b)
........... 1,605,312 29,345,103
Enliven Therapeutics, Inc.
(a) (b)
............. 990,641 23,200,812
Esperion Therapeutics, Inc.
(a) (b)
............ 4,797,384 14,248,231
Eton Pharmaceuticals, Inc.
(a) (b)
............ 618,762 11,143,904
Evolus, Inc.
(a) (b)
...................... 1,410,589 9,112,405
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 1,394,740 18,257,147
Fulcrum Therapeutics, Inc.
(a) (b)
............ 1,057,353 9,251,839
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 1,046,261 29,891,677
Harrow, Inc.
(a) (b)
...................... 751,657 28,390,085
Indivior plc
(a) (b)
....................... 2,901,238 85,209,360
Innoviva, Inc.
(b)
...................... 1,482,454 26,980,663
Journey Medical Corp.
(a) (b)
............... 269,049 2,184,678
LENZ Therapeutics, Inc.
(a) (b)
.............. 386,311 11,481,163
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 454,990 87,044,137
Liquidia Corp.
(a) (b)
..................... 1,536,090 37,419,152
Maze Therapeutics, Inc.
(a) (b)
.............. 468,717 15,425,476
MBX Biosciences, Inc.
(a) (b)
............... 367,969 8,080,599
MediWound Ltd.
(a) (b)
................... 183,218 3,358,386
Mind Medicine MindMed, Inc.
(a) (b)
.......... 1,808,456 25,680,075
Nuvation Bio, Inc. , Class A
(a) (b)
............ 5,956,801 31,094,501
Ocular Therapeutix, Inc.
(a) (b)
.............. 4,181,855 48,760,429
Omeros Corp.
(a) (b)
..................... 1,545,619 11,329,387
Pacira BioSciences, Inc.
(a) (b)
.............. 1,100,789 23,534,869
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 1,009,966 13,685,039
Phibro Animal Health Corp. , Class A ........ 488,633 20,551,904
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 1,175,945 71,262,267
Rapport Therapeutics, Inc.
(a) (b)
............ 424,830 12,290,332
Septerna, Inc.
(a) (b)
..................... 514,219 10,592,911
SIGA Technologies, Inc. ................ 1,001,817 8,295,045
Supernus Pharmaceuticals, Inc.
(b)
.......... 1,286,694 70,935,440
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 933,038 64,202,345
Terns Pharmaceuticals, Inc.
(a) (b)
........... 1,719,604 14,203,929
Theravance Biopharma, Inc.
(a) (b)
........... 913,418 13,390,708
Third Harmonic Bio, Inc.
(b) (d)
.............. 603,448 18,103
Trevi Therapeutics, Inc.
(a) (b)
.............. 2,092,448 24,397,944
Tvardi Therapeutics, Inc.
(a) (b)
............. 152,679 709,957
WaVe Life Sciences Ltd.
(a) (b)
.............. 2,662,765 24,071,396
Xeris Biopharma Holdings, Inc.
(a) (b)
......... 3,673,812 35,635,976
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,300,397 13,238,041
1,477,639,295
Professional Services — 1.7%
Alight, Inc. , Class A ................... 10,344,280 29,791,526
Asure Software, Inc.
(a) (b)
................. 588,958 5,212,278
Barrett Business Services, Inc. ............ 589,389 23,852,573
BlackSky Technology, Inc. , Class A
(a) (b)
....... 747,404 15,785,172
CBIZ, Inc.
(a) (b)
........................ 1,176,742 64,720,810
Conduent, Inc.
(b)
..................... 3,789,412 9,018,801
CRA International, Inc. ................. 157,942 30,086,372
CSG Systems International, Inc. ........... 680,542 53,266,022
Exponent, Inc. ....................... 1,203,735 85,236,475
First Advantage Corp.
(a) (b)
............... 1,892,247 23,899,080
Forrester Research, Inc.
(b)
............... 281,438 2,006,653
Franklin Covey Co.
(a) (b)
................. 255,374 4,336,250
Heidrick & Struggles International, Inc. ...... 490,625 28,637,781
HireQuest, Inc. ...................... 102,294 872,568
Huron Consulting Group, Inc.
(a) (b)
.......... 407,706 67,043,175
IBEX Holdings Ltd.
(a) (b)
................. 264,876 9,898,416
ICF International, Inc. .................. 440,163 35,336,286
Innodata, Inc.
(a) (b)
..................... 735,013 54,839,320
Insperity, Inc. ........................ 860,175 37,950,921
Kelly Services, Inc. , Class A, NVS ......... 758,839 8,506,585
Kforce, Inc. ......................... 425,584 10,767,275

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Korn Ferry ......................... 1,238,948 $ 80,159,936
Legalzoom.com, Inc.
(b)
................. 2,838,942 28,304,252
Maximus, Inc. ....................... 1,353,104 112,470,004
Mistras Group, Inc.
(b)
.................. 386,802 3,690,091
Planet Labs PBC , Class A
(a) (b)
............. 5,582,562 75,085,459
RCM Technologies, Inc.
(a) (b)
.............. 103,989 2,402,146
Resolute Holdings Management, Inc.
(a) (b)
..... 103,211 7,602,522
Resources Connection, Inc. .............. 812,905 3,576,782
Skillsoft Corp. , Class A
(a) (b)
............... 97,537 1,280,661
Spire Global, Inc. , Class A
(a) (b)
............ 649,911 7,071,032
TIC Solutions, Inc.
(a) (b)
.................. 4,072,915 49,404,459
TriNet Group, Inc. .................... 715,280 42,916,800
TrueBlue, Inc.
(a) (b)
..................... 714,828 3,388,285
TTEC Holdings, Inc.
(b)
.................. 519,306 1,812,378
Upwork, Inc.
(a) (b)
...................... 2,943,533 46,919,916
Verra Mobility Corp. , Class A
(b)
............ 3,834,881 89,007,588
Willdan Group, Inc.
(b)
.................. 330,697 31,254,173
1,187,410,823
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(b)
.......... 29,659 467,129
Anywhere Real Estate, Inc.
(a) (b)
............ 2,544,344 25,570,657
Compass, Inc. , Class A
(a) (b)
.............. 11,183,576 86,225,371
Cushman & Wakefield plc
(b)
.............. 3,370,926 52,923,538
Douglas Elliman, Inc.
(b)
................. 1,784,167 4,406,893
eXp World Holdings, Inc.
(a)
............... 2,135,226 21,864,714
Forestar Group, Inc.
(a) (b)
................. 467,917 12,170,521
FRP Holdings, Inc.
(a) (b)
.................. 278,353 6,596,966
Kennedy-Wilson Holdings, Inc. ............ 2,919,193 22,069,099
Marcus & Millichap, Inc. ................ 590,549 17,249,936
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 169,530 2,712,480
Newmark Group, Inc. , Class A ............ 3,737,456 66,638,841
RE/MAX Holdings, Inc. , Class A
(b)
.......... 449,820 3,567,073
Real Brokerage, Inc. (The)
(a) (b)
............ 2,597,366 9,662,202
RMR Group, Inc. (The) , Class A ........... 388,940 6,016,902
Seaport Entertainment Group, Inc.
(a) (b)
....... 177,716 4,277,624
St. Joe Co. (The) ..................... 923,785 52,452,512
Stratus Properties, Inc.
(b)
................ 142,235 2,672,596
Tejon Ranch Co.
(a) (b)
................... 500,265 7,914,192
Transcontinental Realty Investors, Inc.
(b)
..... 36,282 1,626,159
407,085,405
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 3,168,780 16,857,910
BRT Apartments Corp. ................. 283,572 4,171,344
Centerspace ........................ 403,289 23,894,873
Clipper Realty, Inc. .................... 314,009 1,221,495
Elme Communities .................... 2,111,578 34,735,458
Independence Realty Trust, Inc. ........... 5,651,771 90,032,712
NexPoint Residential Trust, Inc. ........... 544,015 16,684,940
UMH Properties, Inc. .................. 1,896,934 27,581,420
Veris Residential, Inc. .................. 1,936,861 27,813,324
242,993,476
Retail REITs — 1.1%
Acadia Realty Trust
(a)
.................. 3,186,659 60,769,587
Alexander's, Inc. ..................... 51,794 11,442,848
CBL & Associates Properties, Inc. .......... 459,878 13,598,592
Curbline Properties Corp. ............... 2,351,299 54,220,955
FrontView REIT, Inc. ................... 446,359 5,936,575
Getty Realty Corp. .................... 1,256,225 34,458,252
InvenTrust Properties Corp. .............. 1,916,047 52,499,688
Kite Realty Group Trust ................. 5,329,970 118,005,536
Macerich Co. (The) ................... 6,097,852 104,578,162
NETSTREIT Corp. .................... 2,271,946 42,303,634
Security
Shares
Shares Value
Retail REITs (continued)
Phillips Edison & Co., Inc. ............... 3,049,841 $ 103,206,619
Saul Centers, Inc. .................... 272,582 8,071,153
SITE Centers Corp. ................... 1,250,478 9,166,004
Tanger, Inc. ......................... 2,691,600 87,638,496
Urban Edge Properties ................. 3,107,266 59,752,725
Whitestone REIT ..................... 1,124,305 14,098,785
779,747,611
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc. , Class A
(a) (b)
........... 1,205,771 49,991,266
Aehr Test Systems
(a) (b)
.................. 687,226 17,861,004
Aeluma, Inc.
(a) (b)
...................... 240,217 3,917,939
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 601,800 16,886,508
Ambarella, Inc.
(a) (b)
.................... 972,936 82,923,335
Ambiq Micro, Inc.
(a) (b)
.................. 112,042 3,424,004
Atomera, Inc.
(a) (b)
..................... 721,601 2,280,259
Axcelis Technologies, Inc.
(a) (b)
............. 770,564 61,306,072
Blaize Holdings, Inc.
(a) (b)
................ 1,789,928 6,998,619
CEVA, Inc.
(a) (b)
....................... 557,886 15,180,078
Cohu, Inc.
(a) (b)
....................... 1,083,480 25,775,989
Credo Technology Group Holding Ltd.
(b)
...... 3,537,403 663,687,551
Diodes, Inc.
(a) (b)
...................... 1,098,902 58,637,411
FormFactor, Inc.
(a) (b)
................... 1,859,176 102,161,721
Ichor Holdings Ltd.
(b)
................... 815,294 18,490,868
Impinj, Inc.
(a) (b)
....................... 619,755 125,289,671
indie Semiconductor, Inc. , Class A
(a) (b)
....... 4,645,804 24,994,426
Kopin Corp.
(a) (b)
...................... 3,837,929 13,279,234
Kulicke & Soffa Industries, Inc. ............ 1,233,055 49,235,886
MaxLinear, Inc.
(a) (b)
.................... 1,953,208 29,591,101
Navitas Semiconductor Corp.
(a) (b)
.......... 3,202,036 43,099,405
NVE Corp. ......................... 112,203 7,747,617
PDF Solutions, Inc.
(a) (b)
................. 761,218 22,174,280
Penguin Solutions, Inc.
(a) (b)
............... 1,307,085 29,108,783
Photronics, Inc.
(b)
..................... 1,400,298 33,467,122
Power Integrations, Inc. ................ 1,347,255 56,436,512
Rambus, Inc.
(b)
...................... 2,580,537 265,382,425
Rigetti Computing, Inc.
(a) (b)
............... 7,629,014 337,736,450
Semtech Corp.
(a) (b)
.................... 2,081,778 141,269,455
Silicon Laboratories, Inc.
(b)
............... 770,726 101,026,764
SiTime Corp.
(a) (b)
..................... 509,227 147,492,508
SkyWater Technology, Inc.
(a) (b)
............ 637,836 11,152,562
Synaptics, Inc.
(a) (b)
.................... 919,462 65,226,634
Ultra Clean Holdings, Inc.
(a) (b)
............. 1,066,747 29,239,535
Veeco Instruments, Inc.
(a) (b)
.............. 1,366,686 39,292,223
2,701,765,217
Software — 6.4%
8x8, Inc.
(a) (b)
......................... 3,169,883 5,832,585
A10 Networks, Inc. .................... 1,709,090 30,490,166
ACI Worldwide, Inc.
(b)
.................. 2,529,810 120,494,850
Adeia, Inc. ......................... 2,620,865 44,659,540
Agilysys, Inc.
(a) (b)
..................... 617,172 77,430,399
Airship AI Holdings, Inc.
(a) (b)
.............. 517,736 2,459,246
Alarm.com Holdings, Inc.
(a) (b)
............. 1,135,828 55,905,454
Alkami Technology, Inc.
(a) (b)
.............. 1,631,484 33,102,810
Amplitude, Inc. , Class A
(b)
............... 2,140,604 21,513,070
Appian Corp. , Class A
(b)
................ 943,122 28,227,641
Arteris, Inc.
(a) (b)
....................... 685,148 9,324,864
Asana, Inc. , Class A
(a) (b)
................. 2,063,182 28,987,707
AudioEye, Inc.
(a) (b)
.................... 194,680 2,992,232
AvePoint, Inc. , Class A
(a) (b)
............... 3,180,804 44,753,912
Bit Digital, Inc.
(a) (b)
..................... 7,627,886 27,918,063
Bitdeer Technologies Group , Class A
(a) (b)
..... 2,150,683 47,745,163
Blackbaud, Inc.
(b)
..................... 912,381 58,428,879
BlackLine, Inc.
(a) (b)
.................... 1,242,562 71,136,675

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Blend Labs, Inc. , Class A
(a) (b)
............. 5,063,278 $ 16,759,450
Box, Inc. , Class A
(a) (b)
.................. 3,356,138 107,698,468
Braze, Inc. , Class A
(a) (b)
................. 1,901,135 54,486,529
C3.ai, Inc. , Class A
(a) (b)
................. 2,932,470 51,552,823
Cerence, Inc.
(a) (b)
..................... 971,331 10,422,382
Cipher Mining, Inc.
(a) (b)
.................. 6,337,193 118,188,649
Cleanspark, Inc.
(a) (b)
................... 6,630,218 118,017,880
Clear Secure, Inc. , Class A .............. 2,003,961 61,060,692
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 5,895,383 108,534,001
Commvault Systems, Inc.
(b)
.............. 1,068,765 148,793,463
Consensus Cloud Solutions, Inc.
(a) (b)
........ 471,890 13,835,815
Core Scientific, Inc.
(a) (b)
................. 6,793,878 146,340,132
CS Disco, Inc.
(b)
...................... 620,101 3,919,038
Daily Journal Corp.
(a) (b)
................. 30,086 12,186,033
Digimarc Corp.
(a) (b)
.................... 380,252 3,699,852
Digital Turbine, Inc.
(a) (b)
................. 2,508,910 15,655,598
Domo, Inc. , Class B
(a) (b)
................. 778,366 10,663,614
D-Wave Quantum, Inc.
(a) (b)
............... 7,378,073 273,431,385
eGain Corp.
(a) (b)
...................... 433,758 6,254,790
EverCommerce, Inc.
(a) (b)
................ 386,794 4,482,942
Expensify, Inc. , Class A
(a) (b)
.............. 1,387,108 2,260,986
Five9, Inc.
(b)
........................ 1,833,584 44,519,420
Freshworks, Inc. , Class A
(b)
.............. 4,789,011 53,158,022
Hut 8 Corp.
(a) (b)
...................... 2,254,116 114,193,517
I3 Verticals, Inc. , Class A
(a) (b)
............. 560,826 17,245,400
Intapp, Inc.
(b)
........................ 1,349,648 51,799,490
InterDigital, Inc. ...................... 619,361 224,183,908
Jamf Holding Corp.
(a) (b)
................. 1,729,835 22,228,380
Kaltura, Inc.
(b)
....................... 2,146,341 3,326,829
Life360, Inc.
(a) (b)
...................... 386,698 38,170,960
LiveRamp Holdings, Inc.
(a) (b)
.............. 1,544,655 42,230,868
MARA Holdings, Inc.
(a) (b)
................ 8,886,525 162,356,812
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 749,347 7,823,183
Mitek Systems, Inc.
(b)
.................. 1,085,811 10,000,319
N-able, Inc.
(b)
........................ 1,715,149 13,429,617
NCR Voyix Corp.
(a) (b)
................... 3,385,331 38,626,627
NextNav, Inc.
(a) (b)
..................... 2,109,875 28,166,831
ON24, Inc.
(b)
........................ 801,731 4,425,555
OneSpan, Inc. ....................... 864,090 9,850,626
Ooma, Inc.
(a) (b)
....................... 582,848 6,545,383
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 1,104,682 29,704,899
PagerDuty, Inc.
(a) (b)
.................... 2,038,688 32,741,329
PAR Technology Corp.
(a) (b)
............... 956,486 33,802,215
Porch Group, Inc.
(a) (b)
.................. 1,937,980 29,166,599
Progress Software Corp.
(b)
............... 1,018,143 43,413,618
PROS Holdings, Inc.
(a) (b)
................ 1,047,227 24,138,582
Q2 Holdings, Inc.
(a) (b)
................... 1,488,625 91,937,480
Qualys, Inc.
(b)
....................... 872,522 107,547,062
Rapid7, Inc.
(a) (b)
...................... 1,513,731 28,019,161
Red Violet, Inc. ...................... 271,345 14,552,232
ReposiTrak, Inc.
(a)
.................... 262,756 3,943,968
Rezolve AI plc
(a) (b)
..................... 3,514,631 15,077,767
Rimini Street, Inc.
(a) (b)
.................. 1,215,479 4,837,606
Riot Platforms, Inc.
(a) (b)
................. 8,335,797 164,882,065
Sapiens International Corp. NV ........... 744,487 32,050,165
SEMrush Holdings, Inc. , Class A
(a) (b)
........ 1,242,955 9,023,853
Silvaco Group, Inc.
(a) (b)
................. 185,254 1,091,146
SoundHound AI, Inc. , Class A
(a) (b)
.......... 8,750,416 154,182,330
SoundThinking, Inc.
(b)
.................. 220,940 2,065,789
Sprinklr, Inc. , Class A
(a) (b)
................ 2,679,602 20,686,527
Sprout Social, Inc. , Class A
(a) (b)
............ 1,246,424 12,800,775
SPS Commerce, Inc.
(a) (b)
................ 908,222 74,692,177
Synchronoss Technologies, Inc.
(a) (b)
......... 226,577 1,188,396
Telos Corp.
(a) (b)
....................... 1,315,589 9,024,941
Tenable Holdings, Inc.
(b)
................ 2,890,400 83,879,408
Security
Shares
Shares Value
Software (continued)
Terawulf, Inc.
(a) (b)
..................... 6,782,052 $ 105,121,806
Varonis Systems, Inc.
(a) (b)
................ 2,635,721 92,856,451
Verint Systems, Inc.
(b)
.................. 1,458,516 29,578,704
Vertex, Inc. , Class A
(a) (b)
................. 1,549,614 35,486,161
Viant Technology, Inc. , Class A
(a) (b)
......... 337,377 2,995,908
Weave Communications, Inc.
(a) (b)
.......... 1,381,174 10,234,499
WM Technology, Inc. , Class A
(b)
........... 2,138,965 2,245,913
Workiva, Inc. , Class A
(a) (b)
............... 1,199,665 101,983,522
Xperi, Inc.
(a) (b)
....................... 1,102,314 7,407,550
Yext, Inc.
(a) (b)
........................ 2,424,804 20,538,090
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 4,445,632 79,976,920
4,404,805,139
Specialized REITs — 0.4%
Farmland Partners, Inc. ................ 1,046,737 10,498,772
Four Corners Property Trust, Inc. .......... 2,393,467 56,581,560
Gladstone Land Corp. ................. 803,912 7,283,443
Outfront Media, Inc. ................... 3,401,741 60,176,798
PotlatchDeltic Corp. ................... 1,882,984 75,319,360
Safehold, Inc. ....................... 1,373,041 19,812,981
Smartstop Self Storage REIT, Inc. .......... 757,559 26,022,152
255,695,066
Specialty Retail — 2.1%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 536,607 1,931,785
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,127,137 81,773,789
Academy Sports & Outdoors, Inc. .......... 1,583,519 75,834,725
Advance Auto Parts, Inc. ................ 1,433,597 67,565,427
American Eagle Outfitters, Inc. ............ 3,891,639 65,029,288
America's Car-Mart, Inc.
(a) (b)
.............. 180,297 4,009,805
Arhaus, Inc. , Class A
(b)
................. 1,214,146 12,165,743
Arko Corp. ......................... 1,827,375 8,049,587
Asbury Automotive Group, Inc.
(a) (b)
.......... 469,684 110,187,866
BARK, Inc.
(a) (b)
....................... 2,369,617 2,151,138
Barnes & Noble Education, Inc.
(a) (b)
......... 389,126 3,552,720
Bed Bath & Beyond, Inc.
(a) (b)
.............. 1,311,345 10,110,470
Boot Barn Holdings, Inc.
(a) (b)
.............. 734,848 139,363,923
Buckle, Inc. (The) .................... 753,201 41,275,415
Build-A-Bear Workshop, Inc. ............. 298,641 16,192,315
Caleres, Inc. ........................ 816,085 9,009,578
Camping World Holdings, Inc. , Class A ...... 1,434,828 18,882,337
Citi Trends, Inc.
(a) (b)
.................... 119,953 4,296,717
Designer Brands, Inc. , Class A ............ 808,255 2,982,461
Envela Corp.
(b)
....................... 89,735 815,691
EVgo, Inc. , Class A
(a) (b)
................. 3,049,626 12,533,963
Genesco, Inc.
(a) (b)
..................... 240,092 6,965,069
Group 1 Automotive, Inc.
(a)
............... 301,758 119,960,875
Haverty Furniture Cos., Inc. .............. 319,022 6,957,870
J Jill, Inc. .......................... 175,008 2,637,371
Lands' End, Inc.
(a) (b)
................... 285,341 4,491,267
MarineMax, Inc.
(a) (b)
................... 457,469 11,331,507
Monro, Inc. ......................... 717,870 10,516,796
National Vision Holdings, Inc.
(a) (b)
.......... 1,866,224 48,055,268
ODP Corp. (The)
(a) (b)
................... 668,050 18,625,234
OneWater Marine, Inc. , Class A
(a) (b)
......... 272,112 4,225,899
Outdoor Holding Co.
(a) (b)
................ 2,107,567 3,372,107
Petco Health & Wellness Co., Inc.
(a) (b)
....... 1,903,505 6,053,146
RealReal, Inc. (The)
(a) (b)
................. 2,283,262 27,878,629
Revolve Group, Inc. , Class A
(a) (b)
........... 970,737 21,472,702
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,432,829 36,760,046
Shoe Carnival, Inc. .................... 438,014 8,028,797
Signet Jewelers Ltd. ................... 957,282 94,627,326
Sleep Number Corp.
(a) (b)
................ 464,520 2,554,860
Sonic Automotive, Inc. , Class A ........... 359,329 22,828,171
Stitch Fix, Inc. , Class A
(a) (b)
............... 2,587,878 10,843,209

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
ThredUp, Inc. , Class A
(a) (b)
............... 2,225,023 $ 19,557,952
Tile Shop Holdings, Inc.
(a) (b)
.............. 630,680 3,948,057
Torrid Holdings, Inc.
(a) (b)
................. 740,501 925,626
Upbound Group, Inc. .................. 1,258,086 24,381,707
Urban Outfitters, Inc.
(a) (b)
................ 1,464,546 94,624,317
Victoria's Secret & Co.
(a) (b)
............... 1,658,093 58,447,778
Warby Parker, Inc. , Class A
(a) (b)
............ 2,353,177 46,098,737
Winmark Corp. ...................... 70,393 28,380,346
Zumiez, Inc.
(a) (b)
...................... 343,333 7,433,160
1,439,698,572
Technology Hardware, Storage & Peripherals — 0.8%
CompoSecure, Inc. , Class A
(b)
............ 1,068,314 21,216,716
Corsair Gaming, Inc.
(a) (b)
................ 1,159,610 9,450,822
CPI Card Group, Inc.
(b)
................. 141,209 2,208,509
Diebold Nixdorf, Inc.
(a) (b)
................. 620,611 36,709,141
Eastman Kodak Co.
(a) (b)
................. 1,582,316 10,031,883
Immersion Corp. ..................... 683,783 4,574,508
IonQ, Inc.
(a) (b)
........................ 6,605,171 412,030,567
Quantum Computing, Inc.
(a) (b)
............. 3,204,506 53,547,295
Turtle Beach Corp.
(a) (b)
.................. 387,715 6,552,384
Xerox Holdings Corp. .................. 2,901,166 9,631,871
565,953,696
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(b)
.................. 2,779,126 57,666,865
Carter's, Inc. ........................ 862,788 27,091,543
Ermenegildo Zegna NV ................. 1,493,472 15,248,349
Figs, Inc. , Class A
(a) (b)
.................. 2,127,915 15,874,246
G-III Apparel Group Ltd.
(a) (b)
.............. 936,066 25,133,372
Hanesbrands, Inc.
(b)
................... 8,394,854 55,489,985
Kontoor Brands, Inc. ................... 1,315,134 106,420,643
Lakeland Industries, Inc.
(a)
............... 208,699 3,435,186
Movado Group, Inc. ................... 366,858 6,680,484
Oxford Industries, Inc. ................. 340,666 12,553,542
Rocky Brands, Inc. .................... 167,149 4,711,930
Steven Madden Ltd. ................... 1,718,244 58,265,654
Superior Group of Cos., Inc. ............. 285,188 2,663,656
Wolverine World Wide, Inc. .............. 1,928,127 43,768,483
435,003,938
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 432,251 808,310
Turning Point Brands, Inc.
(a)
.............. 410,821 36,932,808
Universal Corp. ...................... 579,527 29,370,428
67,111,546
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 481,185 2,944,852
BlueLinx Holdings, Inc.
(a) (b)
............... 185,444 12,135,455
Boise Cascade Co. ................... 907,499 63,969,605
Custom Truck One Source, Inc.
(a) (b)
......... 1,443,837 8,504,200
Distribution Solutions Group, Inc.
(a) (b)
........ 229,784 6,282,295
DNOW, Inc.
(b)
....................... 2,495,795 36,688,186
DXP Enterprises, Inc.
(b)
................. 312,126 37,345,876
EVI Industries, Inc. .................... 118,052 3,180,321
GATX Corp. ........................ 856,435 134,331,830
Global Industrial Co. ................... 343,926 9,774,377
Herc Holdings, Inc. .................... 780,276 110,838,206
Hudson Technologies, Inc.
(a) (b)
............ 921,807 8,365,399
Karat Packaging, Inc. .................. 204,504 4,912,186
McGrath RentCorp .................... 580,717 62,392,234
MRC Global, Inc.
(a) (b)
................... 2,036,447 28,408,436
NPK International, Inc.
(b)
................ 1,877,378 23,091,749
Rush Enterprises, Inc. , Class A ........... 1,453,204 71,802,810
Rush Enterprises, Inc. , Class B ........... 213,703 11,212,996
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Titan Machinery, Inc.
(b)
................. 512,706 $ 8,408,378
Transcat, Inc.
(a) (b)
..................... 219,110 15,918,341
Willis Lease Finance Corp.
(a)
............. 68,367 8,776,955
Xometry, Inc. , Class A
(a) (b)
............... 1,041,211 50,696,564
719,981,251
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 468,308 4,626,883
Water Utilities — 0.3%
American States Water Co. .............. 916,245 65,337,431
Cadiz, Inc.
(a) (b)
....................... 1,306,784 6,925,955
California Water Service Group ........... 1,426,318 63,299,993
Consolidated Water Co. Ltd. ............. 360,451 12,258,938
Global Water Resources, Inc. ............. 221,224 2,194,542
H2O America ....................... 754,795 34,909,269
Middlesex Water Co. .................. 423,600 24,344,292
Pure Cycle Corp.
(a) (b)
................... 462,877 5,096,276
York Water Co. (The) .................. 315,465 9,801,498
224,168,194
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 1,853,222 16,864,320
Spok Holdings, Inc. ................... 452,797 6,470,469
Telephone & Data Systems, Inc. ........... 2,380,283 92,402,586
115,737,375
Total Common Stocks — 99 .7%
(Cost: $ 86,888,417,992 ) ............................ 68,555,432,472
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR
(a)
........... 272,340 136,170
Contra Chinook Therape, CVR
(a)
.......... 1,316,575 223,818
Oncternal Therapeutics, Inc., CVR
(a)
........ 13,273 —
Sanofi Aatd, Inc., CVR ................. 794,436 929,490
1,289,478
Total Rights — 0.0%
(Cost: $ 541,605 ) ................................. 1,289,478
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 39,821 118,069
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 118,069
Total Long-Term Investments — 99.7%
(Cost: $ 86,888,959,597 ) ............................ 68,556,840,019

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(g)
................... 10,524,291,411 $ 10,529,553,557
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 163,339,510 163,339,510
Total Short-Term Securities — 15 .5%
(Cost: $ 10,688,350,686 ) ............................ 10,692,893,067
Total Investments — 115 .2%
(Cost: $ 97,577,310,283 ) ............................ 79,249,733,086
Liabilities in Excess of Other Assets — (15.2) % ............ (10,484,985,299)
Net Assets — 100.0% ...............................
$ 68,764,747,787
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,411 12/19/25 $ 175,662 $ 4,310,977

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Russell 2000 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 68,555,414,361 $ — $ 18,111 $ 68,555,432,472
Rights ................................................ — — 1,289,478 1,289,478
Warrants .............................................. — 118,069 — 118,069
Short-Term Securities
Money Market Funds ...................................... 10,692,893,067 — — 10,692,893,067
$ 79,248,307,428 $ 118,069 $ 1,307,589 $ 79,249,733,086
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,310,977 $ — $ — $ 4,310,977
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

October 31, 2025
iShares Core
S&P 500 ETF
iShares Russell
2000 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 715,698,948,381 $ 68,556,840,019
Investments, at value — affiliated
(c)
........................................................................... 4,901,317,306 10,692,893,067
Cash .............................................................................................. 1,516,732 —
Cash pledged:
Futures contracts ..................................................................................... 118,975,000 14,910,000
Receivables: – –
Investment s sold ..................................................................................... — 4,964
Securities lending income — affiliated ....................................................................... 474,138 5,886,824
Capital shares sold .................................................................................... 3,501,417 20,503,289
Dividends — unaffiliated ................................................................................ 327,773,327 14,525,349
Dividends — affiliated .................................................................................. 3,768,953 795,322
Variation margin on futures contracts ........................................................................ 4,812,861 991,308
Total a ssets ..........................................................................................
721,061,088,115 79,307,350,142
LIABILITIES
Bank overdraft ......................................................................................... — 99,142
Collateral on securities loaned .............................................................................. 1,619,881,056 10,526,702,789
Payables: – –
Investments purchased ................................................................................. 723,196,215 145,436
Capital shares redeemed ................................................................................ 3,501,417 4,590,289
Investment advisory fees ................................................................................ 17,944,205 11,064,699
Total li abilities .........................................................................................
2,364,522,893 10,542,602,355
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 718,696,565,222 $ 68,764,747,787
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 581,195,474,030 $ 105,853,147,375
Accumulated earnings (loss) ............................................................................... 137,501,091,192 (37,088,399,588)
NET ASSETS .........................................................................................
$ 718,696,565,222 $ 68,764,747,787
NET ASSET VALUE
Shares outstanding .....................................................................................
1,048,900,000 279,300,000
Net asset value ........................................................................................
$ 685.19 $ 246.20
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 615,386,059,352 $ 86,888,959,597
(b)
  Securities loaned, at value ........................................................................ $ 1,613,692,171 $ 10,313,120,320
(c)
  Investments, at cost — affiliated ..................................................................... $ 4,664,504,364 $ 10,688,350,686

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Financial Statements and Additional Information

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2

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.1%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$3,539	$3,536,360
Agriculture — 0.4%
Philip Morris International Inc., 5.00%, 11/17/25	10,259	10,257,889
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC, 3.38%, 11/13/25	28,186	28,174,224
Toyota Motor Credit Corp., 5.40%, 11/10/25	8,966	8,967,808
		37,142,032
Banks — 5.6%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	9,895	9,891,908
5.09%, 12/08/25	15,574	15,582,748
Banco Santander SA, 5.18%, 11/19/25	19,550	19,554,948
Bank of New York Mellon Corp. (The), 3.95%, 11/18/25	4,754	4,752,908
Citizens Financial Group Inc., 4.30%, 12/03/25	4,555	4,555,000
Lloyds Banking Group PLC, 4.58%, 12/10/25	17,055	17,051,141
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	6,534	6,536,886
Morgan Stanley, 5.00%, 11/24/25	25,958	25,960,459
National Australia Bank Ltd./New York, 4.75%, 12/10/25	12,476	12,480,926
PNC Bank N.A., 4.20%, 11/01/25	6,249	6,249,000
Truist Bank, 4.05%, 11/03/25	6,748	6,748,000
U.S. Bancorp, 3.95%, 11/17/25	9,356	9,354,019
Westpac Banking Corp., 5.51%, 11/17/25	12,681	12,685,575
		151,403,518
Beverages — 1.0%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25	5,506	5,499,538
Constellation Brands Inc., 4.40%, 11/15/25	5,862	5,860,791
Keurig Dr Pepper Inc., 3.40%, 11/15/25	5,055	5,052,627
PepsiCo Inc., 5.25%, 11/10/25	10,268	10,269,750
		26,682,706
Biotechnology — 0.3%
Illumina Inc., 5.80%, 12/12/25	7,076	7,077,602
Chemicals — 1.1%
DuPont de Nemours Inc., 4.49%, 11/15/25	25,533	25,521,303
Nutrien Ltd., 5.95%, 11/07/25	5,789	5,789,498
		31,310,801
Commercial Services — 0.2%
Equifax Inc., 2.60%, 12/15/25	5,544	5,531,277
Diversified Financial Services — 2.7%
Intercontinental Exchange Inc., 3.75%, 12/01/25	16,690	16,679,974
Visa Inc., 3.15%, 12/14/25	56,031	55,935,006
		72,614,980
Electric — 1.4%
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25	6,779	6,779,000
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25	5,987	5,969,655
Duke Energy Corp., 5.00%, 12/08/25	7,647	7,646,048
Florida Power & Light Co., 3.13%, 12/01/25	8,949	8,939,838
National Rural Utilities Cooperative Finance Corp., 3.25%, 11/01/25	5,088	5,088,000
Security	Par (000)	Value
Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25	$3,436	$3,432,996
		37,855,537
Environmental Control — 0.4%
Republic Services Inc., 0.88%, 11/15/25	4,581	4,574,102
Waste Management Inc., 0.75%, 11/15/25	6,305	6,295,875
		10,869,977
Food — 0.5%
Conagra Brands Inc., 4.60%, 11/01/25	12,993	12,993,000
Health Care - Products — 0.3%
Stryker Corp., 3.38%, 11/01/25	8,770	8,770,000
Health Care - Services — 0.9%
Cigna Group (The), 4.13%, 11/15/25	15,726	15,699,452
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	3,660	3,653,749
UnitedHealth Group Inc., 3.70%, 12/15/25	5,033	5,025,537
		24,378,738
Insurance — 0.9%
Allstate Corp. (The), 0.75%, 12/15/25	8,904	8,865,686
Aon Global Ltd., 3.88%, 12/15/25	10,488	10,476,660
MetLife Inc., 3.60%, 11/13/25	6,660	6,658,741
		26,001,087
Internet — 0.6%
Amazon.com Inc., 4.60%, 12/01/25	16,675	16,670,972
Machinery — 0.7%
Caterpillar Financial Services Corp., 0.80%, 11/13/25	13,010	12,998,271
Dover Corp., 3.15%, 11/15/25	5,075	5,071,668
		18,069,939
Oil & Gas — 0.4%
Chevron Corp., 3.33%, 11/17/25	10,789	10,784,823
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25	4,540	4,532,260
Pharmaceuticals — 2.9%
AstraZeneca PLC, 3.38%, 11/16/25	27,129	27,115,513
Bristol-Myers Squibb Co., 0.75%, 11/13/25	12,475	12,462,509
McKesson Corp., 0.90%, 12/03/25	7,659	7,635,908
Mead Johnson Nutrition Co., 4.13%, 11/15/25	8,990	8,987,268
Novartis Capital Corp., 3.00%, 11/20/25	23,673	23,658,498
		79,859,696
Real Estate Investment Trusts — 0.9%
AvalonBay Communities Inc., 3.50%, 11/15/25	3,635	3,632,872
CubeSmart LP, 4.00%, 11/15/25	3,894	3,891,870
Mid-America Apartments LP, 4.00%, 11/15/25	4,783	4,781,205
NNN REIT Inc., 4.00%, 11/15/25	5,158	5,156,132
Realty Income Corp., 4.63%, 11/01/25	6,858	6,858,000
		24,320,079
Semiconductors — 0.4%
Broadcom Inc., 3.15%, 11/15/25	11,286	11,274,237
Software — 2.1%
Microsoft Corp., 3.13%, 11/03/25	40,982	40,982,000
Oracle Corp., 5.80%, 11/10/25	12,567	12,567,419
Roper Technologies Inc., 3.85%, 12/15/25	3,800	3,794,136
		57,343,555
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 0.8%
Juniper Networks Inc., 1.20%, 12/10/25	$6,060	$6,036,971
Rogers Communications Inc., 3.63%, 12/15/25	8,235	8,219,352
Verizon Communications Inc., 0.85%, 11/20/25	9,050	9,033,321
		23,289,644
Transportation — 0.4%
Burlington Northern Santa Fe LLC, 7.00%, 12/15/25	4,876	4,891,537
CSX Corp., 3.35%, 11/01/25	7,255	7,255,000
		12,146,537
Total Long-Term Investments — 26.6% (Cost: $724,917,105)		724,717,246
	Shares
Short-Term Securities
Money Market Funds — 73.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(a)(b)(c)	155,590	155,667
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	1,992,510,000	$1,992,510,000
Total Short-Term Securities — 73.2% (Cost: $1,992,665,450)		1,992,665,667
Total Investments — 99.8% (Cost: $2,717,582,555)		2,717,382,913
Other Assets Less Liabilities — 0.2%		5,563,186
Net Assets — 100.0%		$2,722,946,099

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$260,481,474	$—	$(260,266,308)(a)	$57,044	$(116,543)	$155,667	155,590	$450,471 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,250,000	1,971,260,000 (a)	—	—	—	1,992,510,000	1,992,510,000	18,298,728	—
				$57,044	$(116,543)	$1,992,665,667		$18,749,199	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$724,717,246	$—	$724,717,246
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,992,665,667	$—	$—	$1,992,665,667
	$1,992,665,667	$724,717,246	$—	$2,717,382,913
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$8,379	$8,352,114
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26	31,345	31,169,105
2.25%, 06/15/26(a)	2,470	2,438,395
2.75%, 02/01/26	8,613	8,573,195
3.10%, 05/01/26(a)	3,889	3,865,780
General Dynamics Corp.
1.15%, 06/01/26(a)	3,203	3,152,283
2.13%, 08/15/26(a)	3,095	3,052,294
L3Harris Technologies Inc., 3.85%, 12/15/26(a)	3,254	3,246,466
Lockheed Martin Corp., 3.55%, 01/15/26	5,585	5,578,981
RTX Corp.
2.65%, 11/01/26	3,439	3,395,292
5.00%, 02/27/26	3,225	3,229,984
5.75%, 11/08/26	7,778	7,904,039
		75,605,814
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26	2,991	2,954,628
4.40%, 02/14/26(a)	6,740	6,733,928
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	5,994	5,926,231
BAT Capital Corp., 3.22%, 09/06/26(a)	6,076	6,031,121
BAT International Finance PLC, 1.67%, 03/25/26	8,555	8,458,883
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	4,223	4,192,840
Philip Morris International Inc.
0.88%, 05/01/26	4,365	4,296,482
2.75%, 02/25/26	5,345	5,317,642
4.88%, 02/13/26	9,400	9,414,050
		53,325,805
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	1,816	1,802,138
Delta Air Lines Inc., 7.38%, 01/15/26(a)	4,400	4,413,097
Southwest Airlines Co., 3.00%, 11/15/26(a)	1,721	1,699,268
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	1,927	1,922,506
Series 2014-2, Class A, 3.75%, 03/03/28(a)	2,010	1,996,413
		11,833,422
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26	5,470	5,392,965
Auto Manufacturers — 4.9%
American Honda Finance Corp.
1.30%, 09/09/26(a)	4,468	4,368,207
2.30%, 09/09/26	3,094	3,046,712
4.40%, 10/05/26	3,820	3,833,624
4.75%, 01/12/26	2,805	2,807,148
4.95%, 01/09/26	4,725	4,729,127
5.25%, 07/07/26	5,482	5,518,939
Ford Motor Co., 4.35%, 12/08/26	8,745	8,713,125
Ford Motor Credit Co. LLC
2.70%, 08/10/26	8,490	8,364,838
4.39%, 01/08/26	7,002	6,994,912
4.54%, 08/01/26	4,595	4,584,404
5.13%, 11/05/26	7,170	7,195,332
6.95%, 03/06/26	7,425	7,465,438
Security	Par (000)	Value
Auto Manufacturers (continued)
6.95%, 06/10/26	$5,545	$5,613,290
General Motors Financial Co. Inc.
1.25%, 01/08/26	8,256	8,207,840
1.50%, 06/10/26	7,298	7,175,132
4.00%, 10/06/26	4,895	4,886,987
5.25%, 03/01/26	7,250	7,255,285
5.40%, 04/06/26	9,475	9,516,693
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,791	1,763,972
4.45%, 03/30/26	2,600	2,604,778
5.05%, 08/10/26(a)	2,340	2,359,966
5.20%, 11/09/26(a)	2,800	2,837,984
Series R, 4.50%, 11/25/26(a)	2,355	2,370,744
Toyota Motor Corp.
1.34%, 03/25/26(a)	5,542	5,481,713
5.28%, 07/13/26	2,940	2,961,834
Toyota Motor Credit Corp.
0.80%, 01/09/26	3,919	3,894,166
1.13%, 06/18/26(a)	6,164	6,053,055
4.45%, 05/18/26	7,951	7,964,993
4.55%, 08/07/26	4,670	4,689,385
4.80%, 01/05/26(a)	5,130	5,134,283
5.00%, 08/14/26(a)	3,955	3,985,450
5.20%, 05/15/26	4,424	4,448,268
5.40%, 11/20/26(a)	5,130	5,205,868
		172,033,492
Banks — 27.6%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26(a)	7,615	7,638,666
Banco Santander SA, 1.85%, 03/25/26(a)	3,333	3,301,231
Bank of America Corp.
3.50%, 04/19/26(a)	14,092	14,048,816
4.25%, 10/22/26	11,756	11,769,683
4.45%, 03/03/26	11,654	11,656,284
6.22%, 09/15/26	2,805	2,853,251
Bank of America NA, 5.53%, 08/18/26	11,660	11,782,931
Bank of Montreal
1.25%, 09/15/26(a)	7,762	7,581,733
5.27%, 12/11/26(a)	6,930	7,019,460
5.30%, 06/05/26	7,745	7,794,863
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	3,589	3,559,983
1.05%, 10/15/26(a)	3,196	3,110,313
2.45%, 08/17/26	4,290	4,240,447
2.80%, 05/04/26(a)	4,350	4,321,167
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,544	5,487,712
1.30%, 09/15/26	5,528	5,405,524
1.35%, 06/24/26	4,205	4,133,648
2.70%, 08/03/26	7,127	7,054,222
4.75%, 02/02/26	6,970	6,974,419
5.35%, 12/07/26	7,030	7,125,794
Barclays PLC
4.38%, 01/12/26	14,556	14,550,964
5.20%, 05/12/26	12,000	12,034,662
BPCE SA, 3.38%, 12/02/26	3,685	3,655,734
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	4,438	4,359,247
5.62%, 07/17/26(a)	2,690	2,718,192
5.93%, 10/02/26(a)	4,930	5,015,672
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One NA
3.45%, 07/27/26	$6,125	$6,090,021
4.25%, 03/13/26	2,490	2,488,081
Citibank N.A.
4.93%, 08/06/26	8,625	8,677,110
5.44%, 04/30/26	11,510	11,573,078
5.49%, 12/04/26	11,593	11,762,548
Citigroup Inc.
3.20%, 10/21/26	17,777	17,643,306
3.40%, 05/01/26	11,092	11,053,039
3.70%, 01/12/26(a)	11,154	11,135,219
4.30%, 11/20/26	6,172	6,178,678
4.60%, 03/09/26	9,293	9,299,220
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	3,150	3,142,660
Citizens Financial Group Inc., 2.85%, 07/27/26	3,032	2,999,319
Commonwealth Bank of Australia/New York
4.58%, 11/27/26(a)	8,132	8,188,627
5.32%, 03/13/26	5,690	5,713,652
Cooperatieve Rabobank UA, 3.75%, 07/21/26	8,320	8,281,978
Cooperatieve Rabobank UA/New York, 4.85%, 01/09/26	4,810	4,813,951
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26(a)	2,825	2,832,186
5.50%, 10/05/26(a)	5,535	5,615,167
Deutsche Bank AG, 4.10%, 01/13/26	2,170	2,168,716
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	4,590	4,543,962
4.10%, 01/13/26(a)	2,160	2,157,052
Fifth Third Bank NA, 3.85%, 03/15/26(a)	4,548	4,537,265
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26(a)	15,915	15,840,545
3.75%, 02/25/26(a)	10,266	10,259,038
HSBC Holdings PLC
3.90%, 05/25/26	9,190	9,181,475
4.30%, 03/08/26	10,630	10,632,115
4.38%, 11/23/26	5,460	5,467,391
JPMorgan Chase & Co.
2.95%, 10/01/26	17,432	17,276,981
3.20%, 06/15/26	10,584	10,525,526
3.30%, 04/01/26	14,090	14,048,134
4.13%, 12/15/26	12,043	12,050,974
7.63%, 10/15/26	3,185	3,289,266
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	15,780	15,967,823
KeyBank NA
3.40%, 05/20/26(a)	3,610	3,591,113
4.70%, 01/26/26	2,958	2,959,424
Lloyds Banking Group PLC, 4.65%, 03/24/26	8,954	8,955,574
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	7,560	7,561,935
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	6,025	5,955,680
3.85%, 03/01/26	14,235	14,215,881
Mizuho Financial Group Inc., 2.84%, 09/13/26(a)	5,939	5,877,507
Morgan Stanley
3.13%, 07/27/26	17,297	17,180,535
3.88%, 01/27/26	16,938	16,919,632
4.35%, 09/08/26	13,347	13,370,020
6.25%, 08/09/26(a)	4,838	4,916,428
Morgan Stanley Bank N.A.
4.75%, 04/21/26	8,660	8,678,872
5.88%, 10/30/26	9,922	10,092,463
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$7,860	$7,776,807
3.38%, 01/14/26(a)	4,297	4,289,258
4.97%, 01/12/26(a)	6,535	6,543,217
NatWest Group PLC, 4.80%, 04/05/26	9,395	9,415,545
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26(a)	4,130	4,038,526
2.60%, 07/23/26	5,861	5,801,934
Royal Bank of Canada
0.88%, 01/20/26	6,785	6,736,698
1.15%, 07/14/26	4,785	4,690,318
1.20%, 04/27/26	9,980	9,840,331
1.40%, 11/02/26	5,445	5,312,831
4.65%, 01/27/26	8,244	8,242,368
4.88%, 01/12/26	5,650	5,656,948
5.20%, 07/20/26	6,355	6,407,195
Santander Holdings USA Inc., 3.24%, 10/05/26	5,635	5,592,506
State Street Bank & Trust Co., 4.59%, 11/25/26(a)	6,060	6,101,440
State Street Corp.
2.65%, 05/19/26	4,721	4,684,669
5.27%, 08/03/26(a)	7,300	7,358,699
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	5,674	5,637,679
1.40%, 09/17/26	11,857	11,596,848
2.63%, 07/14/26(a)	13,185	13,049,860
3.01%, 10/19/26(a)	8,767	8,685,942
3.78%, 03/09/26(a)	8,398	8,385,978
5.46%, 01/13/26	10,213	10,232,895
5.88%, 07/13/26(a)	4,959	5,019,422
Toronto-Dominion Bank (The)
0.75%, 01/06/26	6,343	6,303,691
1.20%, 06/03/26	7,760	7,629,519
1.25%, 09/10/26(a)	8,689	8,493,231
5.10%, 01/09/26	4,633	4,637,766
5.26%, 12/11/26(a)	3,015	3,053,334
5.53%, 07/17/26	10,393	10,492,506
Truist Bank
3.30%, 05/15/26	4,595	4,571,137
3.80%, 10/30/26(a)	5,323	5,305,898
U.S. Bancorp
3.10%, 04/27/26	6,159	6,127,986
Series V, 2.38%, 07/22/26	7,903	7,814,345
UBS AG/London, 1.25%, 06/01/26(a)	5,401	5,313,876
UBS AG/Stamford CT, 1.25%, 08/07/26	9,545	9,348,914
UBS Group AG, 4.55%, 04/17/26	12,176	12,195,740
Wachovia Corp., 7.57%, 08/01/26(a)(b)	2,084	2,133,212
Wells Fargo & Co.
3.00%, 04/22/26	20,051	19,946,510
3.00%, 10/23/26	20,187	19,997,648
4.10%, 06/03/26	14,139	14,126,654
Wells Fargo Bank NA
4.81%, 01/15/26	10,070	10,076,530
5.25%, 12/11/26	13,020	13,192,951
5.45%, 08/07/26	12,974	13,097,827
Westpac Banking Corp.
1.15%, 06/03/26	8,824	8,677,390
2.70%, 08/19/26(a)	5,822	5,763,807
2.85%, 05/13/26	8,691	8,635,964
4.60%, 10/20/26	4,737	4,766,684
5.20%, 04/16/26	4,115	4,135,077
		961,839,896
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	$6,930	$6,923,580
Constellation Brands Inc., 3.70%, 12/06/26(a)	3,547	3,533,094
Diageo Capital PLC, 5.38%, 10/05/26(a)	5,180	5,239,869
Keurig Dr Pepper Inc., 2.55%, 09/15/26(a)	2,584	2,548,745
Molson Coors Beverage Co., 3.00%, 07/15/26	11,511	11,422,266
PepsiCo Inc.
2.38%, 10/06/26	5,697	5,623,714
2.85%, 02/24/26(a)	4,226	4,206,887
4.55%, 02/13/26	2,880	2,880,790
5.13%, 11/10/26(a)	4,300	4,347,996
		46,726,941
Biotechnology — 0.8%
Amgen Inc., 2.60%, 08/19/26	7,782	7,691,698
Gilead Sciences Inc., 3.65%, 03/01/26	15,821	15,795,700
Illumina Inc., 4.65%, 09/09/26	3,085	3,094,894
		26,582,292
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	2,672	2,666,363
Owens Corning, 3.40%, 08/15/26	2,667	2,648,505
Trane Technologies Financing Ltd., 3.50%, 03/21/26(a)	2,372	2,364,430
		7,679,298
Chemicals — 0.8%
Ecolab Inc., 2.70%, 11/01/26	4,284	4,231,304
EIDP Inc., 4.50%, 05/15/26(a)	4,005	4,007,447
FMC Corp., 3.20%, 10/01/26	2,947	2,903,043
Linde Inc./CT, 3.20%, 01/30/26	4,321	4,307,447
Nutrien Ltd., 4.00%, 12/15/26(a)	2,316	2,312,157
PPG Industries Inc., 1.20%, 03/15/26	3,935	3,890,389
Sherwin-Williams Co. (The), 3.95%, 01/15/26(a)	1,990	1,987,026
Westlake Corp., 3.60%, 08/15/26(a)	4,393	4,367,023
		28,005,836
Commercial Services — 0.7%
Global Payments Inc.
1.20%, 03/01/26	6,400	6,330,841
4.80%, 04/01/26	4,360	4,359,188
GXO Logistics Inc., 1.65%, 07/15/26(a)	2,293	2,247,267
PayPal Holdings Inc., 2.65%, 10/01/26	7,558	7,476,997
TR Finance LLC, 3.35%, 05/15/26	2,900	2,881,728
		23,296,021
Computers — 3.9%
Apple Inc.
0.70%, 02/08/26(a)	13,918	13,801,285
2.05%, 09/11/26	11,569	11,392,429
2.45%, 08/04/26(a)	12,972	12,835,810
3.25%, 02/23/26(a)	20,799	20,745,398
CGI Inc., 1.45%, 09/14/26	3,464	3,384,946
Dell International LLC/EMC Corp.
4.90%, 10/01/26	9,956	10,012,502
6.02%, 06/15/26(a)	3,023	3,042,921
DXC Technology Co., 1.80%, 09/15/26(a)	3,870	3,783,488
Fortinet Inc., 1.00%, 03/15/26	2,991	2,950,813
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26(a)	2,123	2,097,330
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	4,384	4,337,909
4.45%, 09/25/26	7,460	7,483,170
HP Inc., 1.45%, 06/17/26	2,727	2,677,815
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	$3,666	$3,668,238
International Business Machines Corp.
3.30%, 05/15/26	16,395	16,331,206
3.45%, 02/19/26(a)	8,045	8,026,234
4.50%, 02/06/26(a)	5,351	5,352,548
Kyndryl Holdings Inc., 2.05%, 10/15/26	3,705	3,627,129
		135,551,171
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26(a)	3,245	3,252,346
Conopco Inc., Series E, 7.25%, 12/15/26(a)	2,123	2,198,012
Kenvue Inc., 5.35%, 03/22/26(a)	4,090	4,103,474
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	5,432	5,357,406
2.45%, 11/03/26	5,046	4,979,388
2.70%, 02/02/26(a)	3,620	3,606,978
4.10%, 01/26/26(a)	4,261	4,258,735
Unilever Capital Corp., 2.00%, 07/28/26(a)	4,371	4,310,768
		32,067,107
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26(a)	6,263	6,223,936
2.45%, 10/29/26	21,430	21,084,909
4.45%, 04/03/26(a)	3,393	3,393,908
Air Lease Corp.
1.88%, 08/15/26	7,185	7,054,366
2.88%, 01/15/26(a)	8,121	8,090,583
3.75%, 06/01/26	4,188	4,174,130
5.30%, 06/25/26(a)	3,455	3,475,601
Aircastle Ltd., 4.25%, 06/15/26(a)	3,755	3,751,780
American Express Co.
1.65%, 11/04/26	6,345	6,207,066
3.13%, 05/20/26(a)	4,831	4,806,487
4.90%, 02/13/26	6,968	6,977,861
Ameriprise Financial Inc., 2.88%, 09/15/26(a)	3,145	3,115,911
Brookfield Finance Inc., 4.25%, 06/02/26	3,208	3,206,099
Capital One Financial Corp.
3.75%, 07/28/26	8,910	8,876,207
4.50%, 01/30/26(a)	3,913	3,912,456
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	7,179	7,099,064
1.15%, 05/13/26(a)	5,818	5,729,543
3.45%, 02/13/26	1,990	1,985,252
5.88%, 08/24/26	5,699	5,774,633
Invesco Finance PLC, 3.75%, 01/15/26	3,225	3,220,546
Legg Mason Inc., 4.75%, 03/15/26(a)	2,643	2,646,457
Mastercard Inc., 2.95%, 11/21/26	4,615	4,575,405
Nasdaq Inc., 3.85%, 06/30/26(a)	3,112	3,107,544
Nomura Holdings Inc.
1.65%, 07/14/26	7,201	7,079,343
5.71%, 01/09/26(a)	3,475	3,482,345
Synchrony Financial, 3.70%, 08/04/26	3,176	3,160,636
Voya Financial Inc., 3.65%, 06/15/26	2,685	2,676,194
Western Union Co. (The), 1.35%, 03/15/26	3,510	3,469,661
		148,357,923
Electric — 5.6%
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,498	2,472,312
AES Corp. (The), 1.38%, 01/15/26	4,690	4,658,843
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	$6,490	$6,520,133
Ameren Corp.
3.65%, 02/15/26	2,226	2,221,008
5.70%, 12/01/26(a)	3,614	3,666,988
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	1,971	1,946,868
Black Hills Corp., 3.95%, 01/15/26	1,760	1,757,440
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	2,092	2,063,356
CenterPoint Energy Inc., 1.45%, 06/01/26	2,835	2,789,381
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	1,896	1,885,959
CMS Energy Corp., 3.00%, 05/15/26(a)	2,201	2,185,800
Commonwealth Edison Co., 2.55%, 06/15/26(a)	2,745	2,719,927
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	3,085	3,047,294
Series D, 2.85%, 08/15/26(a)	2,228	2,206,279
DTE Electric Co., 4.85%, 12/01/26(a)	2,910	2,940,137
DTE Energy Co., 2.85%, 10/01/26	3,386	3,350,046
Duke Energy Carolinas LLC, 2.95%, 12/01/26(a)	3,584	3,548,387
Duke Energy Corp., 2.65%, 09/01/26	8,964	8,855,072
Emera U.S. Finance LP, 3.55%, 06/15/26	4,411	4,383,664
Enel Americas SA, 4.00%, 10/25/26	3,793	3,784,224
Entergy Arkansas LLC, 3.50%, 04/01/26	3,528	3,516,538
Entergy Corp., 2.95%, 09/01/26	4,147	4,109,371
Entergy Louisiana LLC, 2.40%, 10/01/26	2,277	2,246,064
Evergy Kansas Central Inc., 2.55%, 07/01/26	2,244	2,220,857
Eversource Energy
4.75%, 05/15/26(a)	2,880	2,887,230
Series U, 1.40%, 08/15/26	1,780	1,741,047
Exelon Corp., 3.40%, 04/15/26	4,583	4,564,753
FirstEnergy Corp., Series A, 1.60%, 01/15/26(a)	1,755	1,741,588
Florida Power & Light Co., 4.45%, 05/15/26	3,280	3,284,594
Fortis Inc./Canada, 3.06%, 10/04/26	6,409	6,347,064
Georgia Power Co., 3.25%, 04/01/26(a)	1,952	1,946,409
ITC Holdings Corp., 3.25%, 06/30/26	2,185	2,169,142
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,486	3,419,897
4.45%, 03/13/26	3,710	3,711,665
5.60%, 11/13/26(a)	2,120	2,152,721
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26	5,775	5,782,803
Pacific Gas and Electric Co.
2.95%, 03/01/26	3,521	3,501,678
3.15%, 01/01/26	10,822	10,793,002
PPL Capital Funding Inc., 3.10%, 05/15/26	3,578	3,554,967
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	2,635	2,604,325
2.25%, 09/15/26(a)	2,768	2,728,521
San Diego Gas & Electric Co., 2.50%, 05/15/26	3,000	2,973,099
Sempra, 5.40%, 08/01/26	3,285	3,308,165
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	2,511	2,492,253
Southern California Edison Co.
4.40%, 09/06/26	2,575	2,579,516
4.90%, 06/01/26(a)	2,541	2,545,824
5.35%, 03/01/26(a)	3,380	3,390,899
Series 2020-C, 1.20%, 02/01/26(a)	1,791	1,774,946
Southern Co. (The), 3.25%, 07/01/26	10,040	9,984,733
Southern Power Co., 0.90%, 01/15/26	2,286	2,269,770
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	2,072	2,048,166
Series N, 1.65%, 03/15/26	2,895	2,868,210
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26(a)	$4,690	$4,678,501
Series B, 2.95%, 11/15/26(a)	2,395	2,368,930
WEC Energy Group Inc.
4.75%, 01/09/26	5,830	5,831,459
5.60%, 09/12/26(a)	2,174	2,199,171
Xcel Energy Inc., 3.35%, 12/01/26	2,750	2,728,056
		196,069,052
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26	4,578	4,452,141
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26(a)	2,285	2,290,154
Avnet Inc., 4.63%, 04/15/26(a)	3,333	3,332,462
Flex Ltd., 3.75%, 02/01/26	4,515	4,505,227
Fortive Corp., 3.15%, 06/15/26	5,252	5,211,895
Honeywell International Inc., 2.50%, 11/01/26	8,730	8,607,658
Hubbell Inc., 3.35%, 03/01/26	2,488	2,479,148
Jabil Inc., 1.70%, 04/15/26(a)	2,854	2,820,758
TD SYNNEX Corp., 1.75%, 08/09/26	3,750	3,675,306
Tyco Electronics Group SA
3.70%, 02/15/26(a)	2,348	2,342,388
4.50%, 02/13/26(a)	3,220	3,219,913
Vontier Corp., 1.80%, 04/01/26	3,048	3,013,681
		41,498,590
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26(a)	3,044	3,019,909
Veralto Corp., 5.50%, 09/18/26(a)	4,330	4,377,450
		7,397,359
Food — 1.4%
Campbell's Co. (The), 5.30%, 03/20/26(a)	2,100	2,105,582
Conagra Brands Inc., 5.30%, 10/01/26	3,025	3,055,862
Flowers Foods Inc., 3.50%, 10/01/26	2,365	2,349,893
Hershey Co. (The), 2.30%, 08/15/26	3,266	3,224,202
Ingredion Inc., 3.20%, 10/01/26(a)	2,938	2,914,187
Kellanova, 3.25%, 04/01/26	5,105	5,080,628
Kraft Heinz Foods Co., 3.00%, 06/01/26	10,775	10,691,532
Kroger Co. (The)
2.65%, 10/15/26(a)	4,439	4,380,043
3.50%, 02/01/26(a)	2,950	2,941,356
McCormick & Co. Inc./MD, 0.90%, 02/15/26	2,900	2,870,061
Sysco Corp., 3.30%, 07/15/26	6,151	6,109,191
Tyson Foods Inc., 4.00%, 03/01/26(a)	4,628	4,622,458
		50,344,995
Gas — 0.3%
National Fuel Gas Co., 5.50%, 10/01/26	1,835	1,855,034
Southern California Gas Co., Series TT, 2.60%, 06/15/26	2,968	2,939,106
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(a)	2,160	2,147,664
Spire Inc., 5.30%, 03/01/26(a)	1,940	1,945,494
		8,887,298
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26(a)	3,148	3,138,956
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26	10,105	10,098,024
Agilent Technologies Inc., 3.05%, 09/22/26(a)	1,939	1,921,858
Baxter International Inc., 2.60%, 08/15/26	4,187	4,134,200
Stryker Corp., 3.50%, 03/15/26	5,916	5,899,194
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
4.95%, 08/10/26(a)	$3,895	$3,919,301
5.00%, 12/05/26	5,770	5,827,517
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26(a)	3,539	3,528,561
		35,328,655
Health Care - Services — 1.9%
Cigna Group (The)
1.25%, 03/15/26	3,337	3,298,266
4.50%, 02/25/26	6,025	6,020,865
Elevance Health Inc.
1.50%, 03/15/26(a)	4,564	4,519,069
4.50%, 10/30/26	2,195	2,204,926
HCA Inc.
5.25%, 06/15/26	9,019	9,027,787
5.38%, 09/01/26	6,685	6,708,319
5.88%, 02/15/26	7,620	7,625,664
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	2,950	2,904,105
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	1,290	1,274,074
Quest Diagnostics Inc., 3.45%, 06/01/26(a)	2,943	2,929,872
UnitedHealth Group Inc.
1.15%, 05/15/26	5,688	5,600,596
1.25%, 01/15/26(a)	2,977	2,958,727
3.10%, 03/15/26(a)	5,365	5,339,240
4.75%, 07/15/26(a)	3,060	3,073,910
Universal Health Services Inc., 1.65%, 09/01/26	4,170	4,081,706
UPMC, Series 2021, 1.80%, 04/15/26(a)	420	412,720
		67,979,846
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26	6,030	5,932,616
3.88%, 01/15/26	6,301	6,291,256
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26(a)	1,610	1,579,070
2.95%, 03/10/26(a)	1,927	1,914,187
Barings BDC Inc., 3.30%, 11/23/26(a)	1,795	1,765,806
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	7,372	7,212,020
Blackstone Secured Lending Fund
2.75%, 09/16/26	4,325	4,263,330
3.63%, 01/15/26	4,410	4,398,046
Blue Owl Capital Corp.
3.40%, 07/15/26	6,108	6,052,814
4.25%, 01/15/26	2,385	2,379,769
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,135	2,206,108
Blue Owl Credit Income Corp., 3.13%, 09/23/26(a)	2,225	2,194,067
FS KKR Capital Corp., 3.40%, 01/15/26(a)	5,176	5,159,306
Goldman Sachs BDC Inc., 2.88%, 01/15/26	3,155	3,142,308
Golub Capital BDC Inc., 2.50%, 08/24/26	3,637	3,572,196
Main Street Capital Corp., 3.00%, 07/14/26	3,160	3,119,219
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26(a)	1,809	1,780,309
		62,962,427
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26	3,697	3,602,629
Lennar Corp., 5.25%, 06/01/26(a)	2,596	2,597,538
		6,200,167
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26(a)	2,670	2,657,387
Security	Par (000)	Value
Insurance — 1.9%
Aflac Inc.
1.13%, 03/15/26(a)	$2,445	$2,418,283
2.88%, 10/15/26(a)	1,907	1,886,804
Allstate Corp. (The), 3.28%, 12/15/26	2,803	2,777,414
Arch Capital Finance LLC, 4.01%, 12/15/26	2,944	2,937,558
Berkshire Hathaway Inc., 3.13%, 03/15/26	13,506	13,461,238
Chubb INA Holdings LLC, 3.35%, 05/03/26(a)	8,810	8,774,207
CNA Financial Corp., 4.50%, 03/01/26	3,353	3,351,936
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26(a)	2,294	2,292,689
Lincoln National Corp., 3.63%, 12/12/26(a)	1,410	1,400,626
Loews Corp., 3.75%, 04/01/26	3,366	3,357,678
Manulife Financial Corp., 4.15%, 03/04/26	6,345	6,340,420
Marsh & McLennan Companies Inc., 3.75%, 03/14/26(a)	3,783	3,775,037
Old Republic International Corp., 3.88%, 08/26/26	3,372	3,362,875
Principal Financial Group Inc., 3.10%, 11/15/26(a)	2,212	2,191,414
Prudential Financial Inc., 1.50%, 03/10/26(a)	3,298	3,265,802
Reinsurance Group of America Inc., 3.95%, 09/15/26	2,704	2,700,550
Trinity Acquisition PLC, 4.40%, 03/15/26	3,534	3,531,936
		67,826,467
Internet — 1.6%
Alphabet Inc., 2.00%, 08/15/26	11,909	11,739,526
Amazon.com Inc., 1.00%, 05/12/26	15,945	15,700,043
Baidu Inc., 1.72%, 04/09/26(a)	3,855	3,813,898
Booking Holdings Inc., 3.60%, 06/01/26(a)	5,490	5,470,296
eBay Inc., 1.40%, 05/10/26	4,703	4,635,375
Expedia Group Inc., 5.00%, 02/15/26	4,425	4,426,540
JD.com Inc., 3.88%, 04/29/26(a)	2,416	2,410,668
Netflix Inc., 4.38%, 11/15/26(a)	6,405	6,431,337
		54,627,683
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26(a)	2,460	2,458,456
Steel Dynamics Inc., 5.00%, 12/15/26(a)	2,283	2,286,666
		4,745,122
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26(a)	2,562	2,563,330
Las Vegas Sands Corp., 3.50%, 08/18/26	5,960	5,912,037
Marriott International Inc./MD
5.45%, 09/15/26(a)	2,725	2,754,005
Series R, 3.13%, 06/15/26	4,366	4,336,416
Sands China Ltd., 3.80%, 01/08/26	4,665	4,653,407
		20,219,195
Machinery — 2.5%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	4,318	4,273,408
1.15%, 09/14/26	3,062	2,990,289
2.40%, 08/09/26(a)	1,940	1,917,313
4.35%, 05/15/26(a)	8,485	8,494,010
4.45%, 10/16/26(a)	4,630	4,656,724
4.80%, 01/06/26	5,405	5,411,209
5.05%, 02/27/26	4,180	4,192,262
CNH Industrial Capital LLC
1.45%, 07/15/26	3,710	3,638,058
1.88%, 01/15/26(a)	2,805	2,789,468
John Deere Capital Corp.
0.70%, 01/15/26	4,668	4,635,893
1.05%, 06/17/26(a)	3,122	3,065,678
1.30%, 10/13/26(a)	2,641	2,580,304
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.25%, 09/14/26	$2,476	$2,442,194
2.65%, 06/10/26(a)	2,839	2,815,111
4.75%, 06/08/26(a)	3,820	3,837,125
4.80%, 01/09/26	6,870	6,876,993
4.95%, 03/06/26(a)	2,743	2,750,137
5.05%, 03/03/26(a)	2,975	2,982,936
5.15%, 09/08/26(a)	3,200	3,232,385
Regal Rexnord Corp., 6.05%, 02/15/26	6,542	6,556,410
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	4,349	4,315,525
Xylem Inc./New York, 3.25%, 11/01/26(a)	2,925	2,898,530
		87,351,962
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26(a)	3,976	3,917,337
Illinois Tool Works Inc., 2.65%, 11/15/26	6,164	6,096,977
Teledyne Technologies Inc., 1.60%, 04/01/26(a)	2,343	2,315,719
Textron Inc., 4.00%, 03/15/26(a)	2,045	2,041,816
		14,371,849
Media — 1.2%
Comcast Corp., 3.15%, 03/01/26(a)	13,125	13,081,523
Paramount Global, 4.00%, 01/15/26(a)	1,910	1,905,793
TCI Communications Inc., 7.88%, 02/15/26(a)	2,433	2,456,169
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	5,971	5,876,649
3.00%, 02/13/26(a)	5,636	5,614,570
Walt Disney Co. (The)
1.75%, 01/13/26(a)	8,452	8,410,578
3.38%, 11/15/26(a)	2,994	2,978,390
		40,323,672
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	5,725	5,734,056
5.25%, 09/08/26(a)	4,853	4,900,143
6.42%, 03/01/26	1,870	1,882,969
		12,517,168
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	5,675	5,573,452
Oil & Gas — 2.5%
BP Capital Markets America Inc.
3.12%, 05/04/26	5,805	5,777,057
3.41%, 02/11/26	5,975	5,960,735
Chevron Corp., 2.95%, 05/16/26(a)	13,178	13,106,799
Diamondback Energy Inc., 3.25%, 12/01/26	4,523	4,482,402
EOG Resources Inc., 4.15%, 01/15/26(a)	4,197	4,195,185
Exxon Mobil Corp.
2.28%, 08/16/26	6,320	6,246,675
3.04%, 03/01/26	14,535	14,486,369
Marathon Petroleum Corp., 5.13%, 12/15/26	4,240	4,275,003
Ovintiv Inc., 5.38%, 01/01/26	2,876	2,876,341
Phillips 66, 1.30%, 02/15/26(a)	2,881	2,856,552
Phillips 66 Co., 3.55%, 10/01/26	2,743	2,730,641
Pioneer Natural Resources Co., 1.13%, 01/15/26(a)	3,074	3,054,548
Shell International Finance BV
2.50%, 09/12/26(a)	6,113	6,043,271
2.88%, 05/10/26(a)	9,894	9,837,410
Valero Energy Corp., 3.40%, 09/15/26	2,771	2,754,235
		88,683,223
Security	Par (000)	Value
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26	$3,703	$3,620,345
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26(a)	3,560	3,546,116
Berry Global Inc., 1.57%, 01/15/26	8,081	8,030,276
Sonoco Products Co., 4.45%, 09/01/26	3,078	3,083,743
		14,660,135
Pharmaceuticals — 4.8%
AbbVie Inc.
2.95%, 11/21/26	23,344	23,110,781
3.20%, 05/14/26	11,403	11,348,189
Astrazeneca Finance LLC, 1.20%, 05/28/26	7,536	7,416,466
AstraZeneca PLC, 0.70%, 04/08/26(a)	6,812	6,717,652
Bristol-Myers Squibb Co.
3.20%, 06/15/26(a)	10,178	10,125,338
4.95%, 02/20/26	5,870	5,880,838
Cardinal Health Inc., 4.70%, 11/15/26	3,330	3,352,473
CVS Health Corp.
2.88%, 06/01/26(a)	10,363	10,269,626
3.00%, 08/15/26	4,529	4,487,530
5.00%, 02/20/26	8,528	8,538,178
Eli Lilly & Co., 5.00%, 02/27/26	2,115	2,115,238
Johnson & Johnson, 2.45%, 03/01/26(a)	12,073	12,012,154
McKesson Corp., 1.30%, 08/15/26	3,195	3,127,717
Merck & Co. Inc., 0.75%, 02/24/26(a)	6,175	6,115,758
Pfizer Inc.
2.75%, 06/03/26(a)	7,156	7,105,382
3.00%, 12/15/26	9,949	9,860,425
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	17,453	17,476,285
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	9,068	8,998,237
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	9,496	9,452,174
		167,510,441
Pipelines — 2.8%
Boardwalk Pipelines LP, 5.95%, 06/01/26	3,454	3,470,436
Enbridge Inc.
1.60%, 10/04/26(a)	3,060	2,990,848
4.25%, 12/01/26	4,643	4,643,122
5.90%, 11/15/26	4,205	4,274,574
Energy Transfer LP
3.90%, 07/15/26	3,178	3,170,029
4.75%, 01/15/26	5,606	5,606,962
6.05%, 12/01/26	6,325	6,432,339
Enterprise Products Operating LLC
3.70%, 02/15/26(a)	5,145	5,135,506
5.05%, 01/10/26(a)	4,600	4,605,768
Kinder Morgan Inc., 1.75%, 11/15/26	2,833	2,766,820
MPLX LP, 1.75%, 03/01/26	8,485	8,412,766
ONEOK Inc.
4.85%, 07/15/26(a)	2,945	2,949,661
5.00%, 03/01/26	3,729	3,726,524
5.55%, 11/01/26	4,690	4,745,348
5.85%, 01/15/26	3,307	3,311,737
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	4,191	4,199,222
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	2,968	2,975,244
Spectra Energy Partners LP, 3.38%, 10/15/26	3,382	3,359,775
TransCanada PipeLines Ltd., 4.88%, 01/15/26(a)	4,618	4,618,693
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	$5,820	$5,843,844
Western Midstream Operating LP, 4.65%, 07/01/26	2,980	2,981,294
Williams Companies Inc. (The), 5.40%, 03/02/26	6,145	6,167,483
		96,387,995
Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26(a)	1,985	1,979,655
4.30%, 01/15/26	1,655	1,652,873
American Tower Corp.
1.45%, 09/15/26	3,420	3,340,650
1.60%, 04/15/26	3,785	3,741,144
3.38%, 10/15/26	6,270	6,229,254
4.40%, 02/15/26	2,980	2,979,652
AvalonBay Communities Inc.
2.90%, 10/15/26	1,804	1,785,990
2.95%, 05/11/26(a)	2,915	2,897,645
Boston Properties LP
2.75%, 10/01/26	5,874	5,795,772
3.65%, 02/01/26	5,843	5,831,244
Brixmor Operating Partnership LP, 4.13%, 06/15/26	3,590	3,583,847
Camden Property Trust, 5.85%, 11/03/26(a)	2,760	2,805,983
COPT Defense Properties, 2.25%, 03/15/26	2,443	2,422,192
Crown Castle Inc.
1.05%, 07/15/26	6,408	6,265,277
3.70%, 06/15/26(a)	4,487	4,466,295
4.45%, 02/15/26	4,788	4,781,497
CubeSmart LP, 3.13%, 09/01/26	1,714	1,696,285
EPR Properties, 4.75%, 12/15/26	2,698	2,705,907
Equinix Inc.
1.45%, 05/15/26	4,104	4,042,990
2.90%, 11/18/26	3,474	3,429,190
ERP Operating LP, 2.85%, 11/01/26	2,853	2,819,880
Essex Portfolio LP, 3.38%, 04/15/26(a)	2,832	2,819,018
Extra Space Storage LP, 3.50%, 07/01/26	3,327	3,310,381
Federal Realty OP LP, 1.25%, 02/15/26(a)	2,481	2,458,032
Healthcare Realty Holdings LP, 3.50%, 08/01/26	3,582	3,554,673
Healthpeak OP LLC, 3.25%, 07/15/26	3,880	3,852,210
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26(a)	2,470	2,465,712
Kimco Realty OP LLC, 2.80%, 10/01/26(a)	3,040	3,006,717
Kite Realty Group LP, 4.00%, 10/01/26	1,960	1,955,091
Mid-America Apartments LP, 1.10%, 09/15/26	2,066	2,012,518
NNN REIT Inc., 3.60%, 12/15/26	1,935	1,921,987
Prologis LP
3.25%, 06/30/26(a)	2,158	2,158,000
3.25%, 10/01/26(a)	2,350	2,335,713
Public Storage Operating Co.
0.88%, 02/15/26	2,838	2,808,600
1.50%, 11/09/26	3,715	3,625,205
Realty Income Corp.
0.75%, 03/15/26(a)	1,791	1,767,327
4.13%, 10/15/26	4,458	4,460,559
4.88%, 06/01/26	3,682	3,689,886
5.05%, 01/13/26	1,480	1,480,094
Simon Property Group LP
3.25%, 11/30/26(a)	4,675	4,642,276
3.30%, 01/15/26	4,617	4,608,688
Tanger Properties LP, 3.13%, 09/01/26	1,991	1,971,696
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR Inc., 2.95%, 09/01/26(a)	$1,745	$1,728,731
Ventas Realty LP
3.25%, 10/15/26(a)	2,301	2,283,311
4.13%, 01/15/26(a)	2,823	2,820,511
Welltower OP LLC, 4.25%, 04/01/26	4,521	4,518,590
WP Carey Inc., 4.25%, 10/01/26	2,223	2,224,543
		149,733,291
Retail — 3.0%
AutoZone Inc.
3.13%, 04/21/26(a)	2,310	2,296,975
5.05%, 07/15/26	3,192	3,211,376
Home Depot Inc. (The)
2.13%, 09/15/26(a)	5,413	5,332,210
3.00%, 04/01/26	7,412	7,389,191
4.95%, 09/30/26	4,460	4,498,270
5.15%, 06/25/26	8,700	8,766,399
Lowe's Companies Inc.
2.50%, 04/15/26	7,996	7,944,726
4.80%, 04/01/26	6,195	6,206,505
McDonald's Corp., 3.70%, 01/30/26	10,096	10,096,000
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	2,582	2,573,710
5.75%, 11/20/26	4,715	4,792,268
Ross Stores Inc., 0.88%, 04/15/26	3,357	3,305,623
Starbucks Corp.
2.45%, 06/15/26	2,839	2,809,816
4.75%, 02/15/26	6,260	6,264,036
Target Corp., 2.50%, 04/15/26(a)	6,209	6,164,572
TJX Companies Inc. (The), 2.25%, 09/15/26	6,181	6,096,480
Walmart Inc.
1.05%, 09/17/26	7,038	6,872,965
3.05%, 07/08/26	4,828	4,800,178
4.00%, 04/15/26(a)	4,815	4,815,482
		104,236,782
Semiconductors — 1.9%
Advanced Micro Devices Inc., 4.21%, 09/24/26	5,120	5,131,376
Analog Devices Inc., 3.50%, 12/05/26(a)	5,243	5,215,123
Broadcom Inc., 3.46%, 09/15/26	4,791	4,769,944
Intel Corp.
2.60%, 05/19/26(a)	6,091	6,037,968
4.88%, 02/10/26	9,081	9,089,420
Lam Research Corp., 3.75%, 03/15/26	5,045	5,034,067
Marvell Technology Inc., 1.65%, 04/15/26(a)	2,570	2,539,862
NVIDIA Corp., 3.20%, 09/16/26	5,820	5,789,506
NXP BV/NXP Funding LLC, 5.35%, 03/01/26(a)	3,009	3,011,379
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	4,479	4,464,815
Skyworks Solutions Inc., 1.80%, 06/01/26	3,178	3,131,798
Texas Instruments Inc., 1.13%, 09/15/26	3,264	3,188,267
TSMC Arizona Corp., 1.75%, 10/25/26(a)	7,470	7,308,361
		64,711,886
Software — 3.2%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,807	2,788,546
Concentrix Corp., 6.65%, 08/02/26	4,925	4,993,658
Electronic Arts Inc., 4.80%, 03/01/26	2,400	2,399,228
Fidelity National Information Services Inc., 1.15%, 03/01/26	7,186	7,112,550
Fiserv Inc., 3.20%, 07/01/26	11,540	11,442,902
Intuit Inc., 5.25%, 09/15/26	5,045	5,096,805
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.40%, 08/08/26	$23,052	$22,805,239
3.40%, 09/15/26(a)	4,432	4,414,255
Oracle Corp.
1.65%, 03/25/26	15,803	15,647,244
2.65%, 07/15/26	17,632	17,455,215
Roper Technologies Inc., 3.80%, 12/15/26(a)	4,215	4,200,861
Take-Two Interactive Software Inc., 5.00%, 03/28/26(a)	3,450	3,457,618
VMware LLC, 1.40%, 08/15/26(a)	8,955	8,771,235
		110,585,356
Telecommunications — 2.2%
AT&T Inc.
1.70%, 03/25/26	16,700	16,533,624
2.95%, 07/15/26(a)	2,271	2,252,278
3.88%, 01/15/26(a)	2,071	2,067,169
Cisco Systems Inc.
2.50%, 09/20/26(a)	8,416	8,318,970
2.95%, 02/28/26	4,116	4,098,004
4.90%, 02/26/26	6,445	6,455,085
Rogers Communications Inc., 2.90%, 11/15/26	2,946	2,903,742
Sprint LLC, 7.63%, 03/01/26(a)	8,575	8,575,000
T-Mobile USA Inc.
1.50%, 02/15/26(a)	5,551	5,503,783
2.25%, 02/15/26	9,905	9,841,626
2.63%, 04/15/26	7,095	7,045,892
Verizon Communications Inc., 1.45%, 03/20/26(a)	3,710	3,670,874
		77,266,047
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	3,999	3,969,687
Transportation — 1.1%
Canadian National Railway Co., 2.75%, 03/01/26	3,138	3,123,232
Canadian Pacific Railway Co., 1.75%, 12/02/26(a)	5,860	5,719,534
CSX Corp., 2.60%, 11/01/26	4,256	4,194,215
FedEx Corp., 3.25%, 04/01/26	5,012	4,990,930
JB Hunt Transport Services Inc., 3.88%, 03/01/26(a)	4,016	4,007,660
Norfolk Southern Corp., 2.90%, 06/15/26	3,780	3,751,303
Ryder System Inc.
1.75%, 09/01/26(a)	1,965	1,928,304
2.90%, 12/01/26	2,083	2,056,153
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.75%, 03/01/26(a)	$3,605	$3,588,025
4.75%, 02/21/26(a)	3,240	3,242,920
United Parcel Service Inc., 2.40%, 11/15/26	2,787	2,746,012
		39,348,288
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	2,373	2,353,664
Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26(a)	2,086	2,047,848
Total Long-Term Investments — 99.2% (Cost: $3,452,014,267)		3,456,238,528
	Shares
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	158,406,398	158,485,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	21,210,000	21,210,000
Total Short-Term Securities — 5.2% (Cost: $179,648,925)		179,695,601
Total Investments — 104.4% (Cost: $3,631,663,192)		3,635,934,129
Liabilities in Excess of Other Assets — (4.4)%		(153,394,514)
Net Assets — 100.0%		$3,482,539,615

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$118,870,258	$39,641,668 (a)	$—	$(15,097)	$(11,228)	$158,485,601	158,406,398	$376,799 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,210,000	—	(9,000,000)(a)	—	—	21,210,000	21,210,000	823,665	—
				$(15,097)	$(11,228)	$179,695,601		$1,200,464	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,456,238,528	$—	$3,456,238,528
Short-Term Securities
Money Market Funds	179,695,601	—	—	179,695,601
	$179,695,601	$3,456,238,528	$—	$3,635,934,129
See notes to financial statements.
Schedule of Investments
14

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.70%, 02/01/27	$6,289	$6,172,211
2.80%, 03/01/27	1,596	1,564,534
5.04%, 05/01/27(a)	12,435	12,556,477
6.26%, 05/01/27	6,250	6,421,922
General Dynamics Corp.
2.63%, 11/15/27(a)	3,101	3,027,924
3.50%, 04/01/27	4,647	4,626,834
Hexcel Corp., 4.20%, 02/15/27	2,610	2,596,292
Howmet Aerospace Inc., 5.90%, 02/01/27(a)	4,123	4,210,378
L3Harris Technologies Inc., 5.40%, 01/15/27	7,836	7,951,516
Lockheed Martin Corp., 5.10%, 11/15/27	4,510	4,610,888
Northrop Grumman Corp., 3.20%, 02/01/27	4,684	4,638,347
RTX Corp.
3.13%, 05/04/27	6,870	6,774,380
3.50%, 03/15/27(a)	7,002	6,951,904
7.20%, 08/15/27(a)	1,987	2,092,816
		74,196,423
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27(a)	13,650	13,509,064
4.70%, 04/02/27	5,544	5,575,315
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	4,572	4,549,674
Philip Morris International Inc.
3.13%, 08/17/27(a)	2,803	2,761,611
4.38%, 11/01/27	4,870	4,904,950
4.75%, 02/12/27(a)	4,630	4,673,676
5.13%, 11/17/27	8,946	9,125,702
		45,099,992
Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28(a)	2,317	2,279,693
Series 2015-2, Class AA, 3.60%, 03/22/29	1,510	1,484,134
Southwest Airlines Co.
3.45%, 11/16/27	1,885	1,852,641
5.13%, 06/15/27	10,795	10,907,870
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29(a)	5,469	5,600,544
		22,124,882
Apparel — 0.2%
NIKE Inc., 2.75%, 03/27/27(a)	6,226	6,136,969
Tapestry Inc., 4.13%, 07/15/27(a)	1,944	1,939,294
		8,076,263
Auto Manufacturers — 6.1%
American Honda Finance Corp.
2.35%, 01/08/27	2,832	2,775,031
4.45%, 10/22/27	4,699	4,731,982
4.55%, 07/09/27(a)	5,580	5,625,826
4.90%, 03/12/27	4,545	4,594,978
4.90%, 07/09/27	4,020	4,071,224
Ford Motor Credit Co. LLC
3.82%, 11/02/27	4,560	4,470,642
4.13%, 08/17/27	7,577	7,482,961
4.27%, 01/09/27	5,609	5,574,944
4.95%, 05/28/27	9,007	9,015,111
5.80%, 03/05/27	8,980	9,080,397
5.85%, 05/17/27	9,465	9,598,434
7.35%, 11/04/27	9,094	9,497,003
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$4,484	$4,482,418
6.80%, 10/01/27	5,991	6,245,198
General Motors Financial Co. Inc.
2.35%, 02/26/27	6,056	5,909,553
2.70%, 08/20/27	5,285	5,143,302
4.35%, 01/17/27	7,465	7,471,792
5.00%, 04/09/27	7,837	7,912,139
5.00%, 07/15/27	3,230	3,267,926
5.35%, 07/15/27	6,455	6,566,422
5.40%, 05/08/27	7,400	7,519,492
Honda Motor Co. Ltd., 2.53%, 03/10/27	6,090	5,964,601
PACCAR Financial Corp.
2.00%, 02/04/27(a)	1,735	1,695,120
4.25%, 06/23/27(a)	2,610	2,627,830
4.45%, 08/06/27(a)	4,270	4,317,376
5.00%, 05/13/27	3,135	3,188,150
Toyota Motor Corp., 4.19%, 06/30/27(a)	3,100	3,115,109
Toyota Motor Credit Corp.
1.15%, 08/13/27	3,892	3,711,487
1.90%, 01/13/27	4,505	4,399,707
3.05%, 03/22/27	8,624	8,527,266
3.20%, 01/11/27	4,300	4,262,568
4.35%, 10/08/27	7,788	7,853,643
4.50%, 05/14/27	6,540	6,601,354
4.55%, 09/20/27	5,864	5,935,722
4.60%, 01/08/27	3,700	3,730,596
5.45%, 11/10/27	4,125	4,245,955
Series B, 5.00%, 03/19/27(a)	5,365	5,444,272
		206,657,531
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	6,859	6,700,055
Lear Corp., 3.80%, 09/15/27	3,523	3,497,240
		10,197,295
Banks — 15.2%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	4,350	4,352,614
4.75%, 01/18/27	7,190	7,261,949
4.90%, 07/16/27(a)	4,632	4,708,925
Banco Santander SA
4.25%, 04/11/27	6,340	6,344,072
5.29%, 08/18/27	10,773	10,966,770
Bank of America Corp.
3.25%, 10/21/27(a)	14,746	14,552,837
Series L, 4.18%, 11/25/27(a)	12,367	12,370,194
Bank of Montreal
2.65%, 03/08/27	7,782	7,646,071
5.37%, 06/04/27(a)	4,650	4,751,232
Series H, 4.70%, 09/14/27	6,235	6,309,595
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	5,055	4,943,819
3.25%, 05/16/27	4,485	4,439,767
Bank of Nova Scotia (The)
1.95%, 02/02/27	4,610	4,497,193
2.95%, 03/11/27	4,411	4,349,741
5.40%, 06/04/27	4,745	4,847,976
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(a)	6,265	6,221,548
5.24%, 06/28/27(a)	8,387	8,547,869
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank N.A., 4.58%, 05/29/27	$13,813	$13,935,249
Citigroup Inc., 4.45%, 09/29/27	23,325	23,395,392
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	3,080	3,103,190
5.04%, 03/05/27	3,860	3,917,026
Deutsche Bank AG/New York NY, 5.37%, 09/09/27(a)	2,205	2,258,354
Fifth Third Bancorp, 2.55%, 05/05/27	4,649	4,541,864
Fifth Third Bank NA, 2.25%, 02/01/27	3,834	3,743,973
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	18,363	18,302,500
5.95%, 01/15/27(a)	4,946	5,056,351
HSBC USA Inc., 5.29%, 03/04/27(a)	6,265	6,367,010
ING Groep NV, 3.95%, 03/29/27(a)	9,276	9,253,459
JPMorgan Chase & Co.
3.63%, 12/01/27	6,652	6,595,409
4.25%, 10/01/27(a)	9,128	9,177,984
8.00%, 04/29/27	3,310	3,497,426
KeyBank NA
4.39%, 12/14/27(a)	1,898	1,905,625
5.85%, 11/15/27(a)	5,892	6,064,101
KeyCorp, 2.25%, 04/06/27	5,196	5,052,571
Lloyds Banking Group PLC, 3.75%, 01/11/27	7,958	7,927,956
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	2,900	2,856,141
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	5,535	5,471,027
3.68%, 02/22/27(a)	6,098	6,074,599
Mizuho Financial Group Inc.
3.17%, 09/11/27(a)	6,496	6,398,823
3.66%, 02/28/27	3,125	3,110,594
Morgan Stanley
3.63%, 01/20/27	18,026	17,956,996
3.95%, 04/23/27	12,418	12,386,666
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	7,110	7,110,186
4.50%, 10/26/27	6,275	6,343,557
5.09%, 06/11/27	5,725	5,832,552
Northern Trust Corp., 4.00%, 05/10/27	6,453	6,460,954
PNC Bank N.A., 3.10%, 10/25/27	6,241	6,138,448
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27	4,224	4,167,866
Royal Bank of Canada
2.05%, 01/21/27(a)	3,097	3,027,775
3.63%, 05/04/27	7,320	7,287,766
4.24%, 08/03/27	7,572	7,611,392
4.88%, 01/19/27	7,785	7,870,197
6.00%, 11/01/27	8,228	8,544,294
Santander Holdings USA Inc., 4.40%, 07/13/27	6,727	6,733,281
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	2,780	2,830,817
State Street Corp.
4.33%, 10/22/27(a)	7,143	7,209,446
4.99%, 03/18/27	6,409	6,500,658
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	3,235	3,164,635
3.35%, 10/18/27	4,124	4,071,940
3.36%, 07/12/27	10,325	10,221,927
3.45%, 01/11/27	7,857	7,807,393
Synchrony Bank, 5.63%, 08/23/27	3,555	3,628,598
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
1.95%, 01/12/27(a)	$4,440	$4,338,183
2.80%, 03/10/27	6,720	6,611,753
4.11%, 06/08/27	9,231	9,237,959
4.69%, 09/15/27	9,375	9,480,371
4.98%, 04/05/27	5,205	5,272,306
Truist Financial Corp., 1.13%, 08/03/27	4,940	4,695,739
U.S. Bancorp, Series X, 3.15%, 04/27/27(a)	8,082	7,985,578
UBS AG/Stamford CT, 5.00%, 07/09/27(a)	7,485	7,622,412
Wells Fargo & Co., 4.30%, 07/22/27	15,429	15,469,913
Westpac Banking Corp.
3.35%, 03/08/27(a)	6,342	6,298,786
4.04%, 08/26/27	5,880	5,897,984
5.46%, 11/18/27	7,324	7,546,582
		518,483,706
Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	9,013	8,697,815
2.90%, 05/25/27	3,071	3,030,960
3.38%, 03/25/27	6,321	6,293,105
Constellation Brands Inc.
3.50%, 05/09/27	3,055	3,026,191
4.35%, 05/09/27	3,620	3,630,335
Diageo Capital PLC, 5.30%, 10/24/27	4,342	4,447,243
Keurig Dr Pepper Inc.
3.43%, 06/15/27	3,423	3,383,708
5.10%, 03/15/27	4,585	4,628,138
PepsiCo Inc.
2.63%, 03/19/27	3,230	3,179,033
3.00%, 10/15/27	9,192	9,065,154
4.40%, 02/07/27	3,120	3,142,480
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	3,415	3,447,292
		55,971,454
Biotechnology — 1.2%
Amgen Inc.
2.20%, 02/21/27(a)	10,813	10,557,156
3.20%, 11/02/27(a)	6,136	6,038,264
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,565	2,532,839
Gilead Sciences Inc.
1.20%, 10/01/27	4,506	4,287,729
2.95%, 03/01/27	7,833	7,740,387
Illumina Inc., 5.75%, 12/13/27	3,258	3,350,336
Royalty Pharma PLC, 1.75%, 09/02/27	6,023	5,770,877
		40,277,588
Building Materials — 0.8%
Amrize Finance U.S. LLC, 4.60%, 04/07/27(a)(b)	3,930	3,953,352
Carlisle Companies Inc., 3.75%, 12/01/27	3,735	3,710,205
Carrier Global Corp., 2.49%, 02/15/27(a)	5,561	5,450,136
Lennox International Inc., 1.70%, 08/01/27(a)	1,851	1,770,775
Martin Marietta Materials Inc.
3.45%, 06/01/27(a)	1,770	1,754,547
3.50%, 12/15/27	2,985	2,950,026
Masco Corp., 3.50%, 11/15/27(a)	1,711	1,688,093
Owens Corning, 5.50%, 06/15/27	2,805	2,860,970
Vulcan Materials Co., 3.90%, 04/01/27(a)	2,426	2,419,976
		26,558,080
Chemicals — 1.1%
Air Products and Chemicals Inc., 1.85%, 05/15/27(a)	3,706	3,596,469
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Albemarle Corp., 4.65%, 06/01/27(a)	$3,842	$3,842,553
Ecolab Inc.
1.65%, 02/01/27(a)	3,284	3,193,791
3.25%, 12/01/27	2,732	2,698,844
LYB International Finance II BV, 3.50%, 03/02/27(a)	3,751	3,715,764
Mosaic Co. (The), 4.05%, 11/15/27	4,049	4,039,990
Nutrien Ltd.
4.50%, 03/12/27	2,420	2,431,623
5.20%, 06/21/27(a)	2,430	2,469,738
RPM International Inc., 3.75%, 03/15/27	2,643	2,624,075
Sherwin-Williams Co. (The), 3.45%, 06/01/27	9,156	9,070,453
		37,683,300
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	6,191	6,169,983
Equifax Inc., 5.10%, 12/15/27	4,634	4,716,339
Global Payments Inc.
2.15%, 01/15/27	4,441	4,327,031
4.95%, 08/15/27(a)	3,245	3,275,902
Leland Stanford Junior University (The), 1.29%, 06/01/27	1,888	1,814,734
PayPal Holdings Inc., 3.90%, 06/01/27	3,115	3,111,552
Quanta Services Inc., 4.75%, 08/09/27	3,521	3,560,739
S&P Global Inc.
2.45%, 03/01/27	7,452	7,304,989
2.95%, 01/22/27	3,435	3,394,011
		37,675,280
Computers — 3.2%
Accenture Capital Inc., 3.90%, 10/04/27	6,070	6,080,491
Apple Inc.
2.90%, 09/12/27	11,784	11,596,571
3.00%, 06/20/27(a)	6,568	6,489,250
3.00%, 11/13/27(a)	9,074	8,955,714
3.20%, 05/11/27(a)	11,997	11,898,538
3.35%, 02/09/27	13,486	13,411,494
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	3,085	3,173,616
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	4,749	4,739,467
4.40%, 09/25/27(a)	8,032	8,061,741
HP Inc., 3.00%, 06/17/27	6,278	6,162,097
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	3,095	3,114,501
International Business Machines Corp.
1.70%, 05/15/27	7,399	7,152,080
2.20%, 02/09/27	4,020	3,930,654
3.30%, 01/27/27	3,218	3,191,857
4.15%, 07/27/27(a)	4,858	4,879,483
6.22%, 08/01/27	2,620	2,715,985
NetApp Inc., 2.38%, 06/22/27(a)	2,986	2,904,026
		108,457,565
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27	3,050	3,016,260
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27	2,986	2,952,200
Haleon U.S. Capital LLC, 3.38%, 03/24/27	12,073	11,966,328
Procter & Gamble Co. (The)
1.90%, 02/01/27	5,681	5,553,113
2.80%, 03/25/27(a)	3,380	3,336,062
2.85%, 08/11/27	4,653	4,582,434
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
2.90%, 05/05/27	$6,050	$5,972,259
4.25%, 08/12/27(a)	4,845	4,879,793
		42,258,449
Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	6,212	6,155,377
4.63%, 10/15/27(a)	3,791	3,818,175
6.10%, 01/15/27	5,697	5,813,108
6.45%, 04/15/27	9,197	9,465,605
Air Lease Corp.
2.20%, 01/15/27(a)	4,474	4,361,058
3.63%, 04/01/27(a)	2,853	2,824,246
3.63%, 12/01/27	2,830	2,785,971
5.85%, 12/15/27(a)	4,495	4,620,401
Ally Financial Inc.
4.75%, 06/09/27(a)	4,786	4,814,806
7.10%, 11/15/27(a)	4,544	4,767,503
American Express Co.
2.55%, 03/04/27	10,810	10,617,350
3.30%, 05/03/27	10,173	10,078,910
5.85%, 11/05/27(a)	9,047	9,368,903
American Express Credit Corp., 3.30%, 05/03/27	2,107	2,087,530
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,872	1,777,675
Capital One Financial Corp.
3.65%, 05/11/27(a)	6,229	6,183,686
3.75%, 03/09/27	8,262	8,222,105
4.10%, 02/09/27	6,108	6,097,573
Cboe Global Markets Inc., 3.65%, 01/12/27	4,570	4,549,073
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	9,530	9,338,265
3.20%, 03/02/27	4,236	4,190,900
3.30%, 04/01/27	4,826	4,781,799
Eaton Vance Corp., 3.50%, 04/06/27(a)	2,402	2,382,424
Intercontinental Exchange Inc.
3.10%, 09/15/27	3,231	3,182,423
4.00%, 09/15/27(a)	9,386	9,398,785
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,610	4,624,679
6.45%, 06/08/27(a)	2,401	2,467,915
LPL Holdings Inc., 5.70%, 05/20/27	3,385	3,450,279
Mastercard Inc., 3.30%, 03/26/27	6,307	6,261,340
Nomura Holdings Inc.
2.33%, 01/22/27	7,606	7,434,484
5.39%, 07/06/27(a)	3,340	3,399,461
5.59%, 07/02/27	3,070	3,134,983
ORIX Corp.
3.70%, 07/18/27(a)	3,065	3,042,156
5.00%, 09/13/27	2,691	2,732,975
Radian Group Inc., 4.88%, 03/15/27	2,580	2,586,949
Synchrony Financial, 3.95%, 12/01/27(a)	6,307	6,254,204
Visa Inc.
0.75%, 08/15/27(a)	3,262	3,098,231
1.90%, 04/15/27	9,208	8,965,137
2.75%, 09/15/27	4,719	4,633,161
		203,769,605
Electric — 6.6%
Alabama Power Co., 3.75%, 09/01/27	3,650	3,638,587
17
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ameren Corp., 1.95%, 03/15/27	$3,138	$3,047,719
American Electric Power Co. Inc.
3.20%, 11/13/27	3,134	3,077,395
5.75%, 11/01/27	3,018	3,108,652
Appalachian Power Co., Series X, 3.30%, 06/01/27(a)	2,037	2,010,673
Arizona Public Service Co., 2.95%, 09/15/27(a)	1,494	1,467,577
Black Hills Corp., 3.15%, 01/15/27	2,447	2,417,341
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27(a)	1,933	1,908,671
CMS Energy Corp., 3.45%, 08/15/27	2,077	2,051,833
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	1,586	1,559,694
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	2,841	2,811,439
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27	1,872	1,839,215
Dominion Energy Inc., Series B, 3.60%, 03/15/27(a)	2,178	2,162,828
DTE Electric Co., 4.25%, 05/14/27	1,350	1,358,190
DTE Energy Co., 4.95%, 07/01/27(a)	7,673	7,766,739
Duke Energy Corp.
3.15%, 08/15/27(a)	4,564	4,492,421
4.85%, 01/05/27	3,450	3,480,769
5.00%, 12/08/27	3,200	3,254,615
Duke Energy Florida LLC, 3.20%, 01/15/27	3,615	3,585,868
Duke Energy Progress LLC, 4.35%, 03/06/27(a)	3,059	3,077,099
Edison International, 5.75%, 06/15/27(a)	3,761	3,804,892
Entergy Louisiana LLC, 3.12%, 09/01/27	2,720	2,679,763
Evergy Kansas Central Inc., 3.10%, 04/01/27	1,780	1,757,218
Eversource Energy
2.90%, 03/01/27	3,805	3,741,587
4.60%, 07/01/27(a)	3,778	3,798,486
5.00%, 01/01/27	2,355	2,375,391
Exelon Corp., 2.75%, 03/15/27	4,103	4,028,284
FirstEnergy Corp., Series B, 3.90%, 07/15/27	9,407	9,347,352
Florida Power & Light Co., Series A, 3.30%, 05/30/27(a)	2,128	2,108,157
Georgia Power Co.
3.25%, 03/30/27	2,561	2,536,520
5.00%, 02/23/27(a)	3,312	3,356,089
ITC Holdings Corp., 3.35%, 11/15/27	2,933	2,889,894
MidAmerican Energy Co., 3.10%, 05/01/27	2,774	2,743,310
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	2,323	2,292,260
4.12%, 09/16/27	2,980	2,985,034
4.80%, 02/05/27	3,741	3,773,440
5.10%, 05/06/27	2,290	2,325,141
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	6,075	5,922,527
3.55%, 05/01/27	8,956	8,888,090
4.63%, 07/15/27(a)	7,402	7,471,559
4.69%, 09/01/27	11,912	12,042,579
NSTAR Electric Co., 3.20%, 05/15/27(a)	3,655	3,610,786
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/27(b)	3,190	3,211,993
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,038	5,805,248
3.30%, 03/15/27	2,563	2,528,387
3.30%, 12/01/27	6,665	6,528,269
5.45%, 06/15/27	2,975	3,023,909
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co., 3.00%, 05/15/27	$2,893	$2,855,052
Public Service Enterprise Group Inc., 5.85%, 11/15/27	4,370	4,517,167
Sempra, 3.25%, 06/15/27	4,670	4,592,983
Southern California Edison Co.
4.88%, 02/01/27(a)	2,905	2,920,132
5.85%, 11/01/27(a)	4,455	4,568,378
Series D, 4.70%, 06/01/27	3,740	3,756,445
Southern Co. (The), 5.11%, 08/01/27	5,105	5,184,648
Union Electric Co., 2.95%, 06/15/27	2,494	2,458,960
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	4,744	4,710,464
Series B, 3.75%, 05/15/27(a)	3,915	3,897,494
WEC Energy Group Inc.
1.38%, 10/15/27	3,180	3,019,201
5.15%, 10/01/27	2,636	2,684,550
Wisconsin Power and Light Co., 3.05%, 10/15/27	1,967	1,930,996
Xcel Energy Inc., 1.75%, 03/15/27	2,976	2,880,217
		223,670,177
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27	3,153	3,032,987
Electronics — 1.1%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,284	2,256,564
Amphenol Corp.
3.80%, 11/15/27	5,295	5,279,796
5.05%, 04/05/27	4,350	4,413,124
Honeywell International Inc.
1.10%, 03/01/27(a)	5,674	5,460,514
4.65%, 07/30/27	7,361	7,447,541
Hubbell Inc., 3.15%, 08/15/27	2,050	2,014,545
Jabil Inc., 4.25%, 05/15/27	3,378	3,379,310
Keysight Technologies Inc., 4.60%, 04/06/27(a)	4,362	4,381,861
Tyco Electronics Group SA, 3.13%, 08/15/27(a)	2,696	2,659,150
		37,292,405
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27	4,035	3,990,044
Waste Management Inc.
3.15%, 11/15/27	4,800	4,726,029
4.95%, 07/03/27	4,649	4,724,823
		13,440,896
Food — 1.7%
Campbell's Co. (The), 5.20%, 03/19/27(a)	2,920	2,960,550
Conagra Brands Inc., 1.38%, 11/01/27	6,293	5,942,147
General Mills Inc.
3.20%, 02/10/27	4,618	4,566,944
4.70%, 01/30/27	3,183	3,207,423
Hormel Foods Corp., 4.80%, 03/30/27	3,047	3,080,145
J M Smucker Co. (The), 3.38%, 12/15/27(a)	2,815	2,777,141
Kellanova, 3.40%, 11/15/27	3,164	3,127,517
Kraft Heinz Foods Co., 3.88%, 05/15/27	8,415	8,375,711
Kroger Co. (The), 3.70%, 08/01/27	3,557	3,540,625
McCormick & Co. Inc./MD, 3.40%, 08/15/27	4,555	4,500,327
Mondelez International Inc., 2.63%, 03/17/27	4,634	4,545,767
Sysco Corp., 3.25%, 07/15/27(a)	4,589	4,528,035
Tyson Foods Inc., 3.55%, 06/02/27(a)	8,269	8,185,918
		59,338,250
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	$2,611	$2,588,412
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	3,313	3,267,371
National Fuel Gas Co., 3.95%, 09/15/27	1,395	1,386,180
NiSource Inc., 3.49%, 05/15/27	6,314	6,258,418
Southern California Gas Co., 2.95%, 04/15/27	4,390	4,321,537
Southwest Gas Corp., 5.80%, 12/01/27(a)	1,735	1,789,097
		17,022,603
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27	1,941	1,921,036
Health Care - Products — 1.1%
Agilent Technologies Inc., 4.20%, 09/09/27	3,245	3,249,965
Baxter International Inc., 1.92%, 02/01/27	8,787	8,538,024
GE HealthCare Technologies Inc., 5.65%, 11/15/27(a)	10,715	11,027,629
Smith & Nephew PLC, 5.15%, 03/20/27	2,120	2,145,644
Solventum Corp., 5.45%, 02/25/27	1,956	1,983,743
Stryker Corp., 4.55%, 02/10/27	3,150	3,172,002
Thermo Fisher Scientific Inc., 4.80%, 11/21/27(a)	3,635	3,694,297
Zimmer Biomet Holdings Inc., 4.70%, 02/19/27	3,590	3,613,285
		37,424,589
Health Care - Services — 2.8%
Centene Corp., 4.25%, 12/15/27(a)	13,722	13,515,077
Cigna Group (The)
3.05%, 10/15/27	3,060	3,004,520
3.40%, 03/01/27	8,146	8,074,427
CommonSpirit Health, 6.07%, 11/01/27(a)	2,865	2,962,174
Elevance Health Inc., 3.65%, 12/01/27	9,752	9,675,190
HCA Inc.
3.13%, 03/15/27	6,127	6,046,725
4.50%, 02/15/27	7,476	7,486,296
Humana Inc.
1.35%, 02/03/27	3,254	3,141,928
3.95%, 03/15/27	3,031	3,018,772
ICON Investments Six DAC, 5.81%, 05/08/27	4,500	4,589,957
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	3,621	3,582,332
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	3,801	3,772,580
Quest Diagnostics Inc., 4.60%, 12/15/27(a)	2,425	2,452,243
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	3,047	3,037,009
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,823	3,810,856
2.95%, 10/15/27	5,737	5,634,145
3.38%, 04/15/27	3,479	3,449,300
3.45%, 01/15/27	4,435	4,407,753
4.60%, 04/15/27(a)	3,205	3,232,170
		94,893,454
Holding Companies - Diversified — 1.7%
Ares Capital Corp.
2.88%, 06/15/27(a)	3,290	3,208,048
7.00%, 01/15/27	5,511	5,661,367
Blackstone Private Credit Fund
3.25%, 03/15/27	6,006	5,892,617
4.95%, 09/26/27(a)	2,650	2,661,730
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,920	3,790,678
5.88%, 11/15/27	2,515	2,567,511
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp., 2.63%, 01/15/27	$2,945	$2,868,587
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,980	1,929,496
Blue Owl Credit Income Corp.
4.70%, 02/08/27	3,268	3,255,910
7.75%, 09/16/27	3,646	3,810,392
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	1,910	1,849,966
FS KKR Capital Corp.
2.63%, 01/15/27	2,245	2,172,354
3.25%, 07/15/27	3,192	3,065,970
Goldman Sachs BDC Inc., 6.38%, 03/11/27	2,622	2,673,219
Golub Capital BDC Inc., 2.05%, 02/15/27	2,339	2,254,224
Main Street Capital Corp., 6.50%, 06/04/27(a)	2,580	2,630,743
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,426	2,416,047
New Mountain Finance Corp., 6.20%, 10/15/27(a)	1,916	1,946,712
Oaktree Specialty Lending Corp., 2.70%, 01/15/27	2,300	2,229,383
		56,884,954
Home Builders — 0.5%
DR Horton Inc., 1.40%, 10/15/27	3,274	3,114,130
Lennar Corp.
4.75%, 11/29/27(a)	4,412	4,445,731
5.00%, 06/15/27	2,301	2,318,406
Meritage Homes Corp., 5.13%, 06/06/27	1,970	1,983,061
PulteGroup Inc., 5.00%, 01/15/27(a)	2,016	2,031,888
Toll Brothers Finance Corp., 4.88%, 03/15/27	3,038	3,056,196
		16,949,412
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27	3,088	3,024,668
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,769	2,730,330
Clorox Co. (The), 3.10%, 10/01/27	2,469	2,429,325
Kimberly-Clark Corp., 1.05%, 09/15/27(a)	3,660	3,483,589
		8,643,244
Insurance — 2.0%
American National Group Inc., 5.00%, 06/15/27	3,313	3,332,465
Aon Corp., 8.21%, 01/01/27	3,193	3,321,336
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	3,915	3,842,484
Aon North America Inc., 5.13%, 03/01/27(a)	3,355	3,396,755
Arthur J Gallagher & Co., 4.60%, 12/15/27	4,618	4,661,976
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,140	2,131,964
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	4,466	4,377,706
Brighthouse Financial Inc., 3.70%, 06/22/27	4,555	4,482,812
CNA Financial Corp., 3.45%, 08/15/27	3,043	3,006,006
Corebridge Financial Inc., 3.65%, 04/05/27	7,897	7,831,386
Jackson Financial Inc., 5.17%, 06/08/27	2,715	2,740,961
Manulife Financial Corp., 2.48%, 05/19/27	2,827	2,760,822
Markel Group Inc., 3.50%, 11/01/27	1,994	1,967,664
Marsh & McLennan Companies Inc., 4.55%, 11/08/27(a)	5,802	5,863,586
Mercury General Corp., 4.40%, 03/15/27	2,099	2,093,433
Progressive Corp. (The)
2.45%, 01/15/27	3,276	3,220,622
2.50%, 03/15/27	2,878	2,823,086
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,056	2,028,698
Willis North America Inc., 4.65%, 06/15/27	4,934	4,965,893
		68,849,655
19
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 3.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	$15,341	$15,173,904
Alphabet Inc., 0.80%, 08/15/27(a)	6,440	6,124,407
Amazon.com Inc.
1.20%, 06/03/27(a)	7,389	7,099,939
3.15%, 08/22/27	21,336	21,111,136
3.30%, 04/13/27	12,044	11,957,481
4.55%, 12/01/27	12,241	12,416,239
Baidu Inc.
1.63%, 02/23/27	1,160	1,124,697
3.63%, 07/06/27(a)	2,655	2,636,844
eBay Inc.
3.60%, 06/05/27	5,384	5,345,647
5.95%, 11/22/27(a)	1,665	1,725,288
Expedia Group Inc., 4.63%, 08/01/27	4,772	4,801,667
Meta Platforms Inc., 3.50%, 08/15/27(a)	15,993	15,902,795
VeriSign Inc., 4.75%, 07/15/27	3,475	3,473,524
		108,893,568
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	7,018	7,299,277
Nucor Corp., 4.30%, 05/23/27(a)	2,765	2,777,321
Steel Dynamics Inc., 1.65%, 10/15/27	2,071	1,978,371
		12,054,969
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(a)	1,825	1,927,902
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27	3,625	3,687,816
Las Vegas Sands Corp., 5.90%, 06/01/27	4,749	4,838,100
Marriott International Inc./MD
4.20%, 07/15/27	1,665	1,669,763
5.00%, 10/15/27	6,556	6,660,498
Sands China Ltd., 2.30%, 03/08/27(a)	3,780	3,672,483
		20,528,660
Machinery — 2.5%
AGCO Corp., 5.45%, 03/21/27	2,670	2,706,845
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	4,363	4,150,721
1.70%, 01/08/27(a)	2,749	2,681,113
3.60%, 08/12/27(a)	4,313	4,297,021
4.40%, 10/15/27(a)	4,180	4,222,218
4.50%, 01/07/27	2,513	2,530,380
4.50%, 01/08/27	2,776	2,796,170
4.60%, 11/15/27	5,815	5,899,348
5.00%, 05/14/27	5,428	5,520,294
CNH Industrial Capital LLC, 4.50%, 10/08/27	2,505	2,521,479
CNH Industrial NV, 3.85%, 11/15/27(a)	3,203	3,187,286
Ingersoll Rand Inc., 5.20%, 06/15/27	4,245	4,310,070
John Deere Capital Corp.
1.70%, 01/11/27	2,916	2,842,776
1.75%, 03/09/27	2,852	2,773,928
2.35%, 03/08/27	2,835	2,778,824
2.80%, 09/08/27(a)	3,224	3,165,530
4.15%, 09/15/27(a)	5,410	5,439,574
4.20%, 07/15/27	4,655	4,682,037
4.50%, 01/08/27	4,539	4,571,527
4.85%, 03/05/27	4,034	4,083,617
4.90%, 06/11/27(a)	4,075	4,142,285
Series ., 4.50%, 01/08/27(a)	2,149	2,164,482
Otis Worldwide Corp., 2.29%, 04/05/27	2,811	2,743,333
		84,210,858
Security	Par (000)	Value
Manufacturing — 0.7%
3M Co., 2.88%, 10/15/27	$4,814	$4,714,356
Eaton Corp., 3.10%, 09/15/27	4,451	4,396,181
Parker-Hannifin Corp.
3.25%, 03/01/27	4,411	4,368,415
4.25%, 09/15/27	7,568	7,602,467
Textron Inc., 3.65%, 03/15/27	2,229	2,211,577
		23,292,996
Media — 1.2%
Comcast Corp.
2.35%, 01/15/27	8,443	8,284,278
3.30%, 02/01/27	7,539	7,472,832
3.30%, 04/01/27	4,924	4,872,985
5.35%, 11/15/27(a)	4,245	4,352,859
FactSet Research Systems Inc., 2.90%, 03/01/27	3,210	3,154,586
Paramount Global, 2.90%, 01/15/27(a)	3,588	3,522,508
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	6,236	6,149,625
Walt Disney Co. (The), 3.70%, 03/23/27	2,918	2,913,737
		40,723,410
Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27(a)	2,742	2,743,419
Kinross Gold Corp., 4.50%, 07/15/27	3,209	3,222,605
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	2,841	2,860,654
		8,826,678
Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.02%, 01/16/27	5,415	5,357,597
3.54%, 04/06/27(a)	3,186	3,167,664
3.59%, 04/14/27	3,827	3,806,125
5.02%, 11/17/27	6,445	6,570,109
BP Capital Markets PLC, 3.28%, 09/19/27	9,057	8,951,922
Canadian Natural Resources Ltd., 3.85%, 06/01/27	7,831	7,785,582
Cenovus Energy Inc., 4.25%, 04/15/27(a)	2,431	2,430,397
Chevron Corp., 2.00%, 05/11/27(a)	6,438	6,266,459
Chevron USA Inc.
1.02%, 08/12/27	4,984	4,748,236
3.95%, 08/13/27	3,055	3,063,623
4.41%, 02/26/27(a)	3,865	3,894,811
Coterra Energy Inc., 3.90%, 05/15/27	3,899	3,878,962
Devon Energy Corp., 5.25%, 10/15/27(a)	2,492	2,492,247
Diamondback Energy Inc., 5.20%, 04/18/27	5,160	5,229,851
Eni USA Inc., 7.30%, 11/15/27	2,487	2,630,936
EQT Corp.
3.90%, 10/01/27	5,906	5,863,136
6.50%, 07/01/27(a)	1,955	1,998,934
7.50%, 06/01/27	2,319	2,359,606
Exxon Mobil Corp., 3.29%, 03/19/27	5,428	5,396,046
Helmerich & Payne Inc., 4.65%, 12/01/27(a)	1,370	1,378,630
Hess Corp., 4.30%, 04/01/27	6,332	6,350,230
Occidental Petroleum Corp.
5.00%, 08/01/27(a)	3,795	3,849,113
8.50%, 07/15/27	3,175	3,332,512
Phillips 66 Co., 4.95%, 12/01/27(a)	4,671	4,744,834
Valero Energy Corp., 2.15%, 09/15/27	3,676	3,543,542
		109,091,104
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27	8,316	8,206,492
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27	$2,655	$2,570,978
Packaging Corp. of America, 3.40%, 12/15/27(a)	3,201	3,161,573
Sonoco Products Co., 2.25%, 02/01/27	1,954	1,905,006
WRKCo Inc., 3.38%, 09/15/27(a)	3,059	3,018,804
		10,656,361
Pharmaceuticals — 4.9%
AbbVie Inc., 4.80%, 03/15/27(a)	13,911	14,055,109
Astrazeneca Finance LLC, 4.80%, 02/26/27	7,598	7,686,103
AstraZeneca PLC, 3.13%, 06/12/27	4,689	4,637,347
Becton Dickinson & Co., 3.70%, 06/06/27	10,526	10,455,939
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	5,759	5,461,953
3.25%, 02/27/27	3,105	3,082,198
3.45%, 11/15/27	3,402	3,375,045
4.90%, 02/22/27(a)	6,114	6,190,967
Cardinal Health Inc., 3.41%, 06/15/27	7,187	7,113,838
Cencora Inc.
3.45%, 12/15/27	4,489	4,431,144
4.63%, 12/15/27	2,965	2,998,127
CVS Health Corp.
1.30%, 08/21/27(a)	13,766	13,076,733
3.63%, 04/01/27	4,728	4,688,678
6.25%, 06/01/27	2,367	2,438,947
Eli Lilly & Co.
3.10%, 05/15/27	2,963	2,931,743
4.15%, 08/14/27	5,049	5,081,003
4.50%, 02/09/27	6,064	6,113,322
5.50%, 03/15/27(a)	1,717	1,756,865
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27	2,500	2,515,706
Johnson & Johnson
0.95%, 09/01/27	8,177	7,791,444
2.95%, 03/03/27	6,279	6,216,160
4.50%, 03/01/27	4,865	4,913,818
Merck & Co. Inc.
1.70%, 06/10/27(a)	9,346	9,045,637
3.85%, 09/15/27(a)	4,964	4,972,066
Novartis Capital Corp.
2.00%, 02/14/27	7,698	7,526,645
3.10%, 05/17/27	6,383	6,318,921
Sanofi SA, 3.75%, 11/03/27	2,825	2,822,018
Viatris Inc., 2.30%, 06/22/27	4,700	4,519,821
Zoetis Inc., 3.00%, 09/12/27(a)	4,551	4,475,773
		166,693,070
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.45%, 07/15/27	3,119	3,126,277
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	7,231	7,305,256
DCP Midstream Operating LP, 5.63%, 07/15/27	3,065	3,128,120
Enbridge Inc.
3.70%, 07/15/27	4,229	4,195,922
5.25%, 04/05/27	4,486	4,553,114
Energy Transfer LP
4.00%, 10/01/27	4,439	4,419,669
4.20%, 04/15/27	3,751	3,747,118
4.40%, 03/15/27	4,245	4,251,324
5.50%, 06/01/27	6,007	6,102,524
Enterprise Products Operating LLC
3.95%, 02/15/27	3,218	3,216,615
4.60%, 01/11/27	6,394	6,437,922
Security	Par (000)	Value
Pipelines (continued)
MPLX LP
4.13%, 03/01/27	$7,691	$7,677,109
4.25%, 12/01/27(a)	4,575	4,580,903
Northwest Pipeline LLC, 4.00%, 04/01/27	3,306	3,296,444
ONEOK Inc.
4.00%, 07/13/27	3,268	3,256,713
4.25%, 09/24/27	6,605	6,613,257
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	9,310	9,364,896
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27	4,454	4,489,886
Targa Resources Corp., 5.20%, 07/01/27	4,760	4,833,837
TC PipeLines LP, 3.90%, 05/25/27	3,271	3,254,160
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	1,805	1,874,518
Williams Companies Inc. (The), 3.75%, 06/15/27(a)	8,974	8,920,347
		108,645,931
Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	2,354	2,343,404
American Tower Corp.
2.75%, 01/15/27	4,867	4,785,890
3.13%, 01/15/27(a)	1,811	1,788,837
3.55%, 07/15/27	4,252	4,210,560
3.65%, 03/15/27	4,393	4,361,250
AvalonBay Communities Inc., 3.35%, 05/15/27(a)	2,605	2,576,647
Boston Properties LP, 6.75%, 12/01/27	4,551	4,761,457
Brixmor Operating Partnership LP, 3.90%, 03/15/27	2,636	2,623,159
Crown Castle Inc.
2.90%, 03/15/27	4,738	4,651,482
3.65%, 09/01/27	6,045	5,983,399
4.00%, 03/01/27	3,208	3,197,160
Digital Realty Trust LP, 3.70%, 08/15/27	5,848	5,806,767
DOC DR LLC, 4.30%, 03/15/27	2,650	2,647,905
EPR Properties, 4.50%, 06/01/27(a)	1,870	1,870,844
Equinix Inc., 1.80%, 07/15/27	3,043	2,925,232
ERP Operating LP, 3.25%, 08/01/27	2,660	2,625,409
Essex Portfolio LP, 3.63%, 05/01/27	2,155	2,139,675
Extra Space Storage LP, 3.88%, 12/15/27	2,825	2,804,442
Federal Realty OP LP, 3.25%, 07/15/27(a)	2,886	2,839,739
Healthcare Realty Holdings LP, 3.75%, 07/01/27	3,021	2,995,866
Healthpeak OP LLC, 1.35%, 02/01/27	3,036	2,929,556
Highwoods Realty LP, 3.88%, 03/01/27(a)	980	970,269
Kimco Realty OP LLC, 3.80%, 04/01/27	2,563	2,553,954
Mid-America Apartments LP, 3.60%, 06/01/27(a)	3,593	3,570,309
NNN REIT Inc., 3.50%, 10/15/27	2,341	2,314,091
Omega Healthcare Investors Inc., 4.50%, 04/01/27	4,578	4,592,895
Prologis LP
2.13%, 04/15/27(a)	3,103	3,022,723
3.38%, 12/15/27	2,685	2,653,608
Public Storage Operating Co., 3.09%, 09/15/27	2,356	2,322,179
Realty Income Corp.
3.00%, 01/15/27	3,870	3,821,540
3.95%, 08/15/27	3,947	3,939,953
Regency Centers LP, 3.60%, 02/01/27	2,966	2,946,915
Simon Property Group LP
1.38%, 01/15/27(a)	3,584	3,471,188
3.38%, 06/15/27	4,751	4,709,311
3.38%, 12/01/27(a)	4,357	4,307,920
Tanger Properties LP, 3.88%, 07/15/27(a)	1,715	1,701,616
UDR Inc., 3.50%, 07/01/27	2,006	1,982,028
21
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP, 3.85%, 04/01/27	$2,490	$2,478,440
Welltower OP LLC, 2.70%, 02/15/27	3,314	3,261,113
Weyerhaeuser Co., 6.95%, 10/01/27(a)	1,951	2,053,732
		127,542,464
Retail — 3.3%
AutoNation Inc., 3.80%, 11/15/27	1,718	1,701,826
AutoZone Inc., 3.75%, 06/01/27	3,874	3,851,864
Costco Wholesale Corp.
1.38%, 06/20/27	7,602	7,321,199
3.00%, 05/18/27(a)	6,410	6,341,978
Darden Restaurants Inc.
3.85%, 05/01/27(a)	3,194	3,179,886
4.35%, 10/15/27	2,555	2,565,441
Dollar General Corp., 4.63%, 11/01/27	2,975	2,997,392
Home Depot Inc. (The)
2.50%, 04/15/27	4,830	4,738,811
2.80%, 09/14/27	6,288	6,173,502
2.88%, 04/15/27	5,000	4,932,452
4.88%, 06/25/27	5,064	5,147,026
Lowe's Companies Inc.
3.10%, 05/03/27	9,324	9,195,676
3.35%, 04/01/27	4,408	4,367,171
3.95%, 10/15/27	4,095	4,088,983
McDonald's Corp.
3.50%, 03/01/27(a)	5,281	5,243,077
3.50%, 07/01/27(a)	6,419	6,370,020
O'Reilly Automotive Inc., 3.60%, 09/01/27	4,529	4,489,123
Starbucks Corp.
2.00%, 03/12/27	3,578	3,480,245
4.85%, 02/08/27	6,092	6,142,875
Target Corp., 1.95%, 01/15/27(a)	6,220	6,083,245
Walmart Inc.
3.95%, 09/09/27	6,391	6,417,834
4.10%, 04/28/27	4,555	4,581,193
5.88%, 04/05/27(a)	2,085	2,147,085
		111,557,904
Semiconductors — 2.0%
Analog Devices Inc., 3.45%, 06/15/27	2,751	2,729,444
Applied Materials Inc., 3.30%, 04/01/27	7,660	7,603,054
Broadcom Inc., 5.05%, 07/12/27	7,958	8,088,391
Intel Corp.
3.15%, 05/11/27	6,207	6,111,274
3.75%, 03/25/27	5,887	5,853,721
3.75%, 08/05/27(a)	7,792	7,729,085
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	3,139	3,091,651
4.40%, 06/01/27(a)	3,144	3,152,134
Qualcomm Inc., 3.25%, 05/20/27(a)	12,222	12,115,937
Texas Instruments Inc.
2.90%, 11/03/27(a)	3,124	3,071,405
4.60%, 02/08/27	3,731	3,762,674
TSMC Arizona Corp., 3.88%, 04/22/27(a)	6,102	6,085,724
		69,394,494
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	3,686	3,627,447
Software — 3.2%
Adobe Inc.
2.15%, 02/01/27	4,897	4,797,401
4.85%, 04/04/27	3,480	3,528,175
Security	Par (000)	Value
Software (continued)
Autodesk Inc., 3.50%, 06/15/27(a)	$3,032	$3,004,359
Cadence Design Systems Inc., 4.20%, 09/10/27	2,980	2,989,257
Fiserv Inc.
2.25%, 06/01/27(a)	6,126	5,922,670
5.15%, 03/15/27	4,160	4,193,389
Intuit Inc., 1.35%, 07/15/27	3,127	2,999,079
Microsoft Corp.
3.30%, 02/06/27(a)	23,420	23,286,259
3.40%, 06/15/27(a)	2,344	2,337,351
Oracle Corp.
2.80%, 04/01/27	13,674	13,417,073
3.25%, 11/15/27	16,321	16,009,635
Roper Technologies Inc., 1.40%, 09/15/27	4,355	4,147,240
Synopsys Inc., 4.55%, 04/01/27	6,478	6,520,779
Take-Two Interactive Software Inc., 3.70%, 04/14/27	3,835	3,813,551
VMware LLC, 3.90%, 08/21/27	7,381	7,361,348
Workday Inc., 3.50%, 04/01/27	6,195	6,142,718
		110,470,284
Telecommunications — 3.2%
AT&T Inc.
2.30%, 06/01/27(a)	14,896	14,477,127
3.80%, 02/15/27	4,777	4,755,580
4.25%, 03/01/27(a)	9,242	9,250,064
Cisco Systems Inc., 4.80%, 02/26/27	12,446	12,584,063
Nokia OYJ, 4.38%, 06/12/27(a)	3,140	3,137,146
Rogers Communications Inc., 3.20%, 03/15/27	7,720	7,611,563
Telefonica Emisiones SA, 4.10%, 03/08/27	7,837	7,821,032
TELUS Corp.
2.80%, 02/16/27	3,560	3,495,423
3.70%, 09/15/27	3,121	3,093,863
T-Mobile USA Inc., 3.75%, 04/15/27	24,161	24,021,225
Verizon Communications Inc.
3.00%, 03/22/27	3,061	3,022,685
4.13%, 03/16/27(a)	14,380	14,389,753
		107,659,524
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27	3,069	3,033,997
Transportation — 0.9%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	3,278	3,247,720
CSX Corp., 3.25%, 06/01/27	5,300	5,238,451
Norfolk Southern Corp.
3.15%, 06/01/27	2,069	2,040,379
7.80%, 05/15/27	2,119	2,237,789
Ryder System Inc.
2.85%, 03/01/27(a)	2,884	2,834,631
4.30%, 06/15/27(a)	1,945	1,949,168
5.30%, 03/15/27	2,340	2,372,065
Union Pacific Corp.
2.15%, 02/05/27(a)	2,763	2,704,616
3.00%, 04/15/27	3,337	3,293,490
United Parcel Service Inc., 3.05%, 11/15/27(a)	6,303	6,208,636
		32,126,945
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	2,066	2,054,580
5.40%, 03/15/27	2,375	2,409,884
		4,464,464
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27(a)	$2,311	$2,266,518
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27(a)	3,605	3,538,802
Essential Utilities Inc., 4.80%, 08/15/27(a)	3,000	3,030,613
		6,569,415
Total Long-Term Investments — 98.8% (Cost: $3,342,401,115)		3,364,929,610
	Shares
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	134,834,948	134,902,365
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	32,660,000	32,660,000
Total Short-Term Securities — 4.9% (Cost: $167,521,332)		167,562,365
Total Investments — 103.7% (Cost: $3,509,922,447)		3,532,491,975
Liabilities in Excess of Other Assets — (3.7)%		(125,189,419)
Net Assets — 100.0%		$3,407,302,556

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$180,798,163	$—	$(45,866,677)(a)	$1,819	$(30,940)	$134,902,365	134,834,948	$335,429 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,550,000	29,110,000 (a)	—	—	—	32,660,000	32,660,000	411,501	—
				$1,819	$(30,940)	$167,562,365		$746,930	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

23
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,364,929,610	$—	$3,364,929,610
Short-Term Securities
Money Market Funds	167,562,365	—	—	167,562,365
	$167,562,365	$3,364,929,610	$—	$3,532,491,975
See notes to financial statements.
Schedule of Investments
24

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$3,256	$3,226,804
Aerospace & Defense — 2.1%
Boeing Co. (The)
3.25%, 02/01/28	6,766	6,625,125
3.25%, 03/01/28	2,026	1,980,581
3.45%, 11/01/28	2,256	2,209,460
General Dynamics Corp., 3.75%, 05/15/28	6,145	6,134,429
HEICO Corp., 5.25%, 08/01/28	3,650	3,759,280
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	1,983	2,094,361
L3Harris Technologies Inc., 4.40%, 06/15/28	10,529	10,584,291
Lockheed Martin Corp.
4.15%, 08/15/28	3,240	3,255,266
4.45%, 05/15/28	3,560	3,597,858
Northrop Grumman Corp., 3.25%, 01/15/28	11,789	11,599,626
RTX Corp., 4.13%, 11/16/28	17,374	17,389,925
		69,230,202
Agriculture — 1.5%
Altria Group Inc.
4.88%, 02/04/28	1,720	1,747,732
6.20%, 11/01/28	3,631	3,828,762
BAT Capital Corp., 2.26%, 03/25/28	10,458	10,001,854
BAT International Finance PLC, 4.45%, 03/16/28	5,936	5,969,165
Bunge Ltd. Finance Corp., 4.10%, 01/07/28(a)	2,555	2,558,165
Philip Morris International Inc.
3.13%, 03/02/28(a)	2,709	2,652,515
3.88%, 10/27/28	2,920	2,904,556
4.13%, 04/28/28	4,420	4,430,000
4.88%, 02/15/28	9,325	9,482,685
5.25%, 09/07/28	3,810	3,924,323
		47,499,757
Airlines — 0.8%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,339	1,315,877
Series 2016-2, Class AA, 3.20%, 12/15/29	1,940	1,880,785
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,821	1,748,161
Delta Air Lines Inc.
4.38%, 04/19/28(a)	2,545	2,546,854
4.95%, 07/10/28	6,155	6,241,610
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	2,431	2,331,195
Southwest Airlines Co., 4.38%, 11/15/28	4,385	4,374,813
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	2,115	2,054,016
Series 2016-2, Class AA, 2.88%, 04/07/30	2,074	1,987,108
		24,480,419
Auto Manufacturers — 4.5%
American Honda Finance Corp.
2.00%, 03/24/28	4,079	3,886,756
3.50%, 02/15/28	2,700	2,666,178
4.25%, 09/01/28(a)	3,825	3,836,742
4.55%, 03/03/28(a)	2,920	2,946,882
4.70%, 01/12/28	3,510	3,552,947
5.13%, 07/07/28	4,500	4,611,345
5.65%, 11/15/28	4,798	5,001,502
Cummins Inc., 4.25%, 05/09/28	1,720	1,732,313
Ford Motor Co., 6.63%, 10/01/28(a)	2,694	2,854,750
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/28	$4,658	$4,453,071
5.92%, 03/20/28(a)	5,275	5,388,506
6.80%, 05/12/28	8,823	9,170,449
6.80%, 11/07/28	8,930	9,331,736
General Motors Co.
5.00%, 10/01/28	4,372	4,447,447
5.35%, 04/15/28(a)	3,320	3,398,765
General Motors Financial Co. Inc.
2.40%, 04/10/28	5,913	5,653,541
2.40%, 10/15/28	5,953	5,652,213
3.85%, 01/05/28(a)	2,457	2,434,502
4.20%, 10/27/28(a)	4,040	4,032,865
5.05%, 04/04/28	6,045	6,147,330
5.80%, 06/23/28(a)	8,195	8,488,921
6.00%, 01/09/28(a)	5,701	5,898,688
Honda Motor Co. Ltd., 4.44%, 07/08/28	4,005	4,031,131
PACCAR Financial Corp.
4.00%, 08/08/28	2,000	2,006,968
4.55%, 03/03/28	3,500	3,554,671
4.60%, 01/10/28(a)	1,778	1,804,886
4.95%, 08/10/28	1,965	2,020,400
Toyota Motor Corp.
3.67%, 07/20/28(a)	1,699	1,692,764
5.12%, 07/13/28	3,056	3,145,197
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	4,236	4,044,387
3.05%, 01/11/28	3,096	3,038,518
4.05%, 09/05/28(a)	4,320	4,332,160
4.63%, 01/12/28	5,830	5,912,729
5.25%, 09/11/28	4,475	4,629,695
		145,800,955
Banks — 12.7%
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	945	955,522
Banco Santander SA
3.80%, 02/23/28	5,921	5,862,961
4.38%, 04/12/28	7,690	7,710,509
5.59%, 08/08/28	8,730	9,049,147
6.61%, 11/07/28	7,195	7,679,707
Bank of Montreal
5.20%, 02/01/28	7,511	7,692,043
5.72%, 09/25/28	5,990	6,252,039
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	2,695	2,544,782
3.00%, 10/30/28(a)	3,154	3,060,682
3.40%, 01/29/28(a)	4,656	4,607,697
3.85%, 04/28/28	5,124	5,129,356
Bank of Nova Scotia (The), 5.25%, 06/12/28	4,625	4,763,595
Barclays PLC
4.34%, 01/10/28	7,990	7,992,756
4.84%, 05/09/28(a)	11,675	11,731,024
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	5,985	6,114,154
5.99%, 10/03/28	4,485	4,712,128
Capital One NA, 4.65%, 09/13/28	5,459	5,520,172
Citibank N.A., 5.80%, 09/29/28(a)	14,735	15,439,590
Citigroup Inc.
4.13%, 07/25/28	12,481	12,466,269
6.63%, 01/15/28(a)	2,090	2,209,189
25
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	$2,785	$2,818,351
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28(a)	4,217	4,307,397
Fifth Third Bancorp, 3.95%, 03/14/28	4,109	4,086,777
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	2,745	2,842,230
HSBC USA Inc., 4.65%, 06/03/28(a)	3,825	3,875,325
ING Groep NV, 4.55%, 10/02/28	7,605	7,688,927
KeyBank NA, 6.95%, 02/01/28(a)	1,725	1,818,113
KeyCorp, 4.10%, 04/30/28	4,748	4,734,979
Lloyds Banking Group PLC
4.38%, 03/22/28	8,985	9,024,116
4.55%, 08/16/28	7,565	7,641,290
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	7,510	7,598,953
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	7,496	7,490,025
4.05%, 09/11/28(a)	5,923	5,924,599
Mizuho Financial Group Inc., 4.02%, 03/05/28	6,889	6,888,453
Morgan Stanley, 3.59%, 07/22/28(b)	17,458	17,276,816
National Australia Bank Ltd./New York
4.31%, 06/13/28	2,775	2,800,377
4.90%, 06/13/28(a)	6,315	6,468,394
4.94%, 01/12/28	6,243	6,374,406
Northern Trust Corp., 3.65%, 08/03/28	3,127	3,107,423
PNC Bank N.A.
3.25%, 01/22/28(a)	4,220	4,161,205
4.05%, 07/26/28	7,445	7,432,553
Regions Financial Corp., 1.80%, 08/12/28(a)	4,078	3,822,487
Royal Bank of Canada
4.90%, 01/12/28(a)	4,685	4,777,514
5.20%, 08/01/28	6,350	6,542,866
State Street Corp., 4.54%, 02/28/28(a)	8,095	8,198,182
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	11,871	11,167,843
3.54%, 01/17/28	4,541	4,492,024
3.94%, 07/19/28	4,251	4,241,604
4.31%, 10/16/28(a)	3,750	3,776,797
5.52%, 01/13/28	10,879	11,217,166
5.72%, 09/14/28	6,785	7,071,267
5.80%, 07/13/28	4,510	4,707,906
Synovus Bank, 5.63%, 02/15/28	2,590	2,642,255
Toronto-Dominion Bank (The)
4.11%, 10/13/28	3,225	3,223,298
4.57%, 06/02/28	4,860	4,914,332
4.86%, 01/31/28	5,275	5,362,808
5.16%, 01/10/28	7,518	7,683,457
5.52%, 07/17/28	7,665	7,937,844
U.S. Bancorp, 3.90%, 04/26/28	5,000	4,992,726
UBS AG/London, 5.65%, 09/11/28	9,095	9,489,494
UBS AG/Stamford CT, 7.50%, 02/15/28(a)	14,739	15,889,544
Westpac Banking Corp.
1.95%, 11/20/28	7,483	7,058,237
3.40%, 01/25/28(a)	5,961	5,900,335
5.54%, 11/17/28	7,360	7,696,221
		408,660,238
Beverages — 1.3%
Coca-Cola Co. (The)
1.00%, 03/15/28	7,499	7,038,019
1.50%, 03/05/28(a)	4,252	4,044,102
Security	Par (000)	Value
Beverages (continued)
Constellation Brands Inc.
3.60%, 02/15/28	$4,159	$4,106,611
4.65%, 11/15/28	3,035	3,071,615
Diageo Capital PLC, 3.88%, 05/18/28	3,135	3,126,674
Keurig Dr Pepper Inc.
4.35%, 05/15/28(a)	3,180	3,181,888
4.60%, 05/25/28(a)	6,330	6,366,121
PepsiCo Inc.
3.60%, 02/18/28	5,027	5,002,603
4.45%, 02/07/28	3,955	4,007,982
4.45%, 05/15/28	2,890	2,933,190
		42,878,805
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28	7,555	7,077,666
5.15%, 03/02/28	22,215	22,709,966
		29,787,632
Building Materials — 0.5%
Amrize Finance U.S. LLC, 4.70%, 04/07/28(c)	2,585	2,615,276
Lennox International Inc., 5.50%, 09/15/28	3,205	3,310,702
Masco Corp., 1.50%, 02/15/28	3,750	3,525,142
Mohawk Industries Inc., 5.85%, 09/18/28(a)	1,795	1,873,856
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	3,397	3,375,308
		14,700,284
Chemicals — 1.5%
Air Products and Chemicals Inc., 4.30%, 06/11/28	3,005	3,029,658
Dow Chemical Co. (The), 4.80%, 11/30/28	3,775	3,815,149
DuPont de Nemours Inc., 4.73%, 11/15/28(c)	12,724	12,943,572
Eastman Chemical Co., 4.50%, 12/01/28	3,194	3,209,889
Ecolab Inc.
4.30%, 06/15/28	2,195	2,211,703
5.25%, 01/15/28	2,870	2,945,191
International Flavors & Fragrances Inc., 4.45%, 09/26/28	2,787	2,797,441
Mosaic Co. (The), 5.38%, 11/15/28(a)	2,095	2,159,770
Nutrien Ltd., 4.90%, 03/27/28(a)	4,446	4,521,689
PPG Industries Inc., 3.75%, 03/15/28	4,632	4,596,854
Sherwin-Williams Co. (The)
4.30%, 08/15/28	3,050	3,065,604
4.55%, 03/01/28	2,558	2,580,705
		47,877,225
Commercial Services — 1.0%
Automatic Data Processing Inc., 1.70%, 05/15/28	6,077	5,763,537
Block Financial LLC, 2.50%, 07/15/28	3,200	3,041,575
Cintas Corp. No. 2, 4.20%, 05/01/28	2,470	2,480,360
Equifax Inc., 5.10%, 06/01/28	4,095	4,177,642
Global Payments Inc., 4.45%, 06/01/28	3,108	3,110,505
Moody's Corp., 3.25%, 01/15/28	3,205	3,150,316
PayPal Holdings Inc., 4.45%, 03/06/28	1,275	1,287,652
Quanta Services Inc., 4.30%, 08/09/28	2,420	2,429,337
S&P Global Inc., 4.75%, 08/01/28	3,945	4,018,887
UL Solutions Inc., 6.50%, 10/20/28	1,875	1,974,588
		31,434,399
Computers — 2.7%
Apple Inc.
1.20%, 02/08/28	13,254	12,530,141
1.40%, 08/05/28	12,435	11,667,925
4.00%, 05/10/28	8,505	8,546,388
4.00%, 05/12/28	7,060	7,090,764
Dell Inc., 7.10%, 04/15/28(a)	1,940	2,068,454
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
4.75%, 04/01/28	$3,035	$3,077,465
5.25%, 02/01/28	6,530	6,678,557
DXC Technology Co., 2.38%, 09/15/28(a)	4,092	3,863,543
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	4,550	4,540,731
5.25%, 07/01/28	3,420	3,511,178
HP Inc., 4.75%, 01/15/28	5,439	5,504,225
International Business Machines Corp.
4.50%, 02/06/28	5,860	5,917,749
4.65%, 02/10/28	5,928	6,011,664
6.50%, 01/15/28(a)	1,712	1,800,060
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,952	2,816,993
		85,625,837
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28	2,525	2,567,649
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28	4,275	4,307,775
Kenvue Inc., 5.05%, 03/22/28	6,220	6,348,995
Procter & Gamble Co. (The), 3.95%, 01/26/28	3,485	3,502,446
Unilever Capital Corp.
3.50%, 03/22/28	7,317	7,260,231
4.88%, 09/08/28(a)	4,325	4,439,813
		28,426,909
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,670	3,790,426
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	21,815	21,059,864
3.88%, 01/23/28	3,437	3,411,514
4.88%, 04/01/28(a)	4,514	4,582,566
5.75%, 06/06/28(a)	6,015	6,225,690
Air Lease Corp.
2.10%, 09/01/28	3,034	2,842,690
4.63%, 10/01/28	2,987	2,995,128
5.30%, 02/01/28	4,085	4,151,374
Ally Financial Inc., 2.20%, 11/02/28	4,787	4,468,493
Ameriprise Financial Inc., 5.70%, 12/15/28	3,690	3,858,690
Ares Management Corp., 6.38%, 11/10/28	3,087	3,254,340
BGC Group Inc., 8.00%, 05/25/28	2,175	2,323,144
Brookfield Finance Inc., 3.90%, 01/25/28	6,418	6,371,937
Capital One Financial Corp., 3.80%, 01/31/28	8,707	8,644,241
Charles Schwab Corp. (The)
2.00%, 03/20/28(a)	7,444	7,124,252
3.20%, 01/25/28(a)	4,125	4,054,912
CME Group Inc., 3.75%, 06/15/28(a)	3,081	3,073,189
Intercontinental Exchange Inc.
3.63%, 09/01/28	6,045	5,980,157
3.75%, 09/21/28(a)	3,722	3,694,544
Jefferies Financial Group Inc., 5.88%, 07/21/28	5,728	5,921,481
Lazard Group LLC, 4.50%, 09/19/28	3,196	3,211,341
LPL Holdings Inc.
4.90%, 04/03/28(a)	3,010	3,044,674
6.75%, 11/17/28	4,584	4,882,885
Marex Group PLC, 5.83%, 05/08/28(a)	2,245	2,272,073
Mastercard Inc.
3.50%, 02/26/28	2,604	2,584,953
4.10%, 01/15/28(a)	4,015	4,036,228
4.55%, 03/15/28	2,015	2,047,358
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 03/09/28	$3,980	$4,065,623
Nasdaq Inc., 5.35%, 06/28/28	5,436	5,605,880
Nomura Holdings Inc.
2.17%, 07/14/28	5,923	5,605,266
5.84%, 01/18/28	3,382	3,491,873
6.07%, 07/12/28	5,391	5,633,083
		150,519,443
Electric — 8.7%
AEP Texas Inc., 3.95%, 06/01/28	3,123	3,105,338
AES Corp. (The), 5.45%, 06/01/28	5,685	5,782,821
Ameren Corp., 1.75%, 03/15/28	2,876	2,717,735
Ameren Illinois Co., 3.80%, 05/15/28	2,653	2,643,164
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28	3,723	3,739,678
Atlantic City Electric Co., 4.00%, 10/15/28	1,749	1,750,122
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,063	3,990,451
Black Hills Corp., 5.95%, 03/15/28	2,015	2,086,024
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28	2,665	2,746,421
Commonwealth Edison Co., 3.70%, 08/15/28	3,400	3,380,296
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28	1,676	1,668,207
Series D, 4.00%, 12/01/28	2,895	2,896,090
Constellation Energy Generation LLC, 5.60%, 03/01/28(a)	4,490	4,640,214
Consumers Energy Co.
3.80%, 11/15/28(a)	2,001	1,990,947
4.65%, 03/01/28(a)	2,211	2,240,919
Dominion Energy Inc.
4.25%, 06/01/28	3,581	3,590,351
4.60%, 05/15/28(a)	4,770	4,820,166
DTE Electric Co., Series A, 1.90%, 04/01/28(a)	3,961	3,771,952
DTE Energy Co., 4.88%, 06/01/28(a)	5,385	5,478,029
Duke Energy Carolinas LLC
3.95%, 11/15/28(a)	3,934	3,937,036
Series A, 6.00%, 12/01/28(a)	1,005	1,058,398
Duke Energy Corp., 4.30%, 03/15/28(a)	5,370	5,387,622
Duke Energy Florida LLC, 3.80%, 07/15/28	3,542	3,533,318
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	2,922	2,903,602
Edison International
4.13%, 03/15/28(a)	3,241	3,184,096
5.25%, 11/15/28(a)	3,555	3,578,319
Enel Chile SA, 4.88%, 06/12/28(a)	4,631	4,706,071
Entergy Arkansas LLC, 4.00%, 06/01/28	2,232	2,233,784
Entergy Corp., 1.90%, 06/15/28	3,881	3,667,488
Entergy Louisiana LLC, 3.25%, 04/01/28	2,596	2,554,975
Entergy Mississippi LLC, 2.85%, 06/01/28	2,235	2,172,432
Evergy Kansas Central Inc., 4.70%, 03/13/28	1,405	1,419,061
Eversource Energy
5.45%, 03/01/28(a)	7,725	7,921,283
Series M, 3.30%, 01/15/28	2,580	2,530,719
Exelon Corp., 5.15%, 03/15/28	6,125	6,266,227
Florida Power & Light Co.
4.40%, 05/15/28	4,470	4,516,695
5.05%, 04/01/28(a)	5,975	6,126,222
Georgia Power Co.
4.00%, 10/01/28	3,010	3,007,839
4.65%, 05/16/28	4,575	4,643,092
Indiana Michigan Power Co., 3.85%, 05/15/28	1,686	1,678,420
Interstate Power and Light Co., 4.10%, 09/26/28	3,620	3,611,901
Mississippi Power Co., 3.95%, 03/30/28(a)	1,585	1,582,106
27
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Grid PLC, 5.60%, 06/12/28	$4,265	$4,412,261
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28(a)	4,174	4,117,862
3.90%, 11/01/28(a)	2,248	2,237,125
4.75%, 02/07/28	2,535	2,570,505
4.80%, 03/15/28(a)	3,407	3,462,011
5.05%, 09/15/28	2,310	2,367,768
Series D, 4.15%, 08/25/28	3,510	3,516,250
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	9,225	8,740,951
4.85%, 02/04/28(a)	4,640	4,721,455
4.90%, 02/28/28	7,500	7,630,048
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	2,106	2,092,137
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	4,135	4,097,492
4.30%, 05/15/28	2,650	2,666,381
Pacific Gas and Electric Co.
3.00%, 06/15/28	4,447	4,288,548
3.75%, 07/01/28	5,282	5,190,853
4.65%, 08/01/28	1,783	1,790,769
5.00%, 06/04/28(a)	2,865	2,905,662
Pinnacle West Capital Corp., 4.90%, 05/15/28	2,865	2,908,127
Public Service Co. of Colorado, 3.70%, 06/15/28(a)	1,830	1,819,830
Public Service Co. of New Hampshire, 4.40%, 07/01/28	2,050	2,069,261
Public Service Electric & Gas Co.
3.65%, 09/01/28	2,085	2,065,888
3.70%, 05/01/28	1,710	1,699,386
Public Service Enterprise Group Inc., 5.88%, 10/15/28	3,630	3,799,530
Puget Energy Inc., 2.38%, 06/15/28	3,062	2,915,731
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	3,695	3,780,387
Sempra, 3.40%, 02/01/28	5,882	5,772,531
Southern California Edison Co.
5.30%, 03/01/28	4,585	4,671,327
5.65%, 10/01/28(a)	3,300	3,411,444
Series B, 3.65%, 03/01/28(a)	2,066	2,035,138
Southern Co. (The)
4.85%, 06/15/28	4,656	4,738,299
Series 21-B, 1.75%, 03/15/28	2,525	2,389,288
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,323	3,314,682
System Energy Resources Inc., 6.00%, 04/15/28	2,005	2,081,228
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	4,327	4,305,527
WEC Energy Group Inc.
2.20%, 12/15/28(a)	2,974	2,802,633
4.75%, 01/15/28	2,549	2,581,309
Wisconsin Electric Power Co., 1.70%, 06/15/28	1,550	1,464,355
Xcel Energy Inc.
4.00%, 06/15/28(a)	4,115	4,105,444
4.75%, 03/21/28	1,925	1,949,681
		278,748,735
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 3.80%, 04/03/28	1,094	1,098,233
Electronics — 1.1%
Amphenol Corp.
3.90%, 11/15/28	2,365	2,354,168
4.38%, 06/12/28	3,530	3,559,033
Arrow Electronics Inc., 3.88%, 01/12/28	3,361	3,328,363
Security	Par (000)	Value
Electronics (continued)
Avnet Inc., 6.25%, 03/15/28	$3,353	$3,481,343
Flex Ltd., 6.00%, 01/15/28	2,515	2,597,506
Honeywell International Inc., 4.95%, 02/15/28	3,194	3,260,814
Hubbell Inc., 3.50%, 02/15/28(a)	2,890	2,856,419
Jabil Inc., 3.95%, 01/12/28	3,094	3,077,569
TD SYNNEX Corp., 2.38%, 08/09/28	3,200	3,033,635
Trimble Inc., 4.90%, 06/15/28	3,994	4,058,636
Vontier Corp., 2.40%, 04/01/28	3,143	2,996,238
		34,603,724
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28(a)	3,476	3,664,256
Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28	4,858	4,854,301
Veralto Corp., 5.35%, 09/18/28	4,265	4,405,770
Waste Connections Inc., 4.25%, 12/01/28(a)	2,993	3,010,823
Waste Management Inc.
1.15%, 03/15/28	3,272	3,068,791
4.50%, 03/15/28(a)	5,952	6,019,648
		21,359,333
Food — 1.6%
Campbell's Co. (The), 4.15%, 03/15/28(a)	6,123	6,117,151
Conagra Brands Inc.
4.85%, 11/01/28	7,611	7,693,501
7.00%, 10/01/28	2,357	2,521,398
General Mills Inc.
4.20%, 04/17/28(a)	8,012	8,017,196
5.50%, 10/17/28	3,230	3,348,345
Hershey Co. (The)
4.25%, 05/04/28	2,138	2,158,449
4.55%, 02/24/28(a)	1,735	1,763,108
Hormel Foods Corp., 1.70%, 06/03/28	4,615	4,361,950
J M Smucker Co. (The), 5.90%, 11/15/28(a)	4,635	4,858,319
Kellanova, 4.30%, 05/15/28	3,347	3,369,899
Mondelez International Inc.
4.13%, 05/07/28	2,935	2,935,622
4.25%, 05/06/28	3,840	3,853,257
		50,998,195
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	3,050	2,889,955
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,970	1,964,999
5.25%, 03/01/28	5,365	5,498,804
National Fuel Gas Co., 4.75%, 09/01/28	1,857	1,870,663
NiSource Inc., 5.25%, 03/30/28(a)	6,449	6,606,890
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/28	1,590	1,586,979
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,513	1,495,025
5.45%, 03/23/28(a)	2,000	2,053,595
		21,076,955
Hand & Machine Tools — 0.2%
Kennametal Inc., 4.63%, 06/15/28(a)	1,446	1,455,733
Stanley Black & Decker Inc.
4.25%, 11/15/28	3,241	3,237,028
6.00%, 03/06/28	2,508	2,600,831
		7,293,592
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28	$4,030	$3,807,299
Baxter International Inc., 2.27%, 12/01/28(a)	7,700	7,226,880
Boston Scientific Corp., 4.00%, 03/01/28	2,020	2,025,496
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,702	3,710,310
Medtronic Global Holdings SCA, 4.25%, 03/30/28	5,970	5,999,307
Revvity Inc., 1.90%, 09/15/28	3,155	2,949,459
Stryker Corp.
3.65%, 03/07/28	3,515	3,489,680
4.70%, 02/10/28	4,435	4,496,759
4.85%, 12/08/28	3,570	3,653,376
Thermo Fisher Scientific Inc., 1.75%, 10/15/28(a)	4,200	3,944,208
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	3,270	3,379,901
		44,682,675
Health Care - Services — 3.1%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	515	512,438
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28(a)	1,318	1,316,713
Centene Corp., 2.45%, 07/15/28	12,678	11,811,648
CHRISTUS Health, Series C, 4.34%, 07/01/28	1,449	1,451,485
Cigna Group (The), 4.38%, 10/15/28	22,100	22,233,432
Elevance Health Inc.
4.00%, 09/15/28	4,185	4,166,591
4.10%, 03/01/28(a)	7,631	7,622,602
HCA Inc.
5.00%, 03/01/28(a)	3,510	3,573,832
5.20%, 06/01/28	6,295	6,444,041
5.63%, 09/01/28	9,036	9,318,177
Humana Inc.
5.75%, 03/01/28(a)	2,918	3,009,283
5.75%, 12/01/28	2,620	2,725,020
IQVIA Inc., 5.70%, 05/15/28	4,770	4,915,838
SSM Health Care Corp., 4.89%, 06/01/28(a)	720	729,957
Sutter Health, Series 2018, 3.70%, 08/15/28	485	481,034
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	6,716	6,692,516
3.88%, 12/15/28(a)	5,272	5,247,285
4.40%, 06/15/28	2,955	2,983,982
5.25%, 02/15/28(a)	5,700	5,850,976
		101,086,850
Holding Companies - Diversified — 2.0%
Ares Capital Corp., 2.88%, 06/15/28(a)	7,552	7,190,379
Ares Strategic Income Fund
5.45%, 09/09/28(c)	3,530	3,545,752
5.70%, 03/15/28	6,010	6,083,641
Barings BDC Inc., 5.20%, 09/15/28	1,420	1,413,186
Blackstone Private Credit Fund, 7.30%, 11/27/28	3,925	4,170,128
Blackstone Secured Lending Fund
2.85%, 09/30/28(a)	4,007	3,780,912
5.35%, 04/13/28(a)	4,020	4,060,516
Blue Owl Capital Corp., 2.88%, 06/11/28	4,195	3,961,303
Blue Owl Credit Income Corp., 7.95%, 06/13/28	3,992	4,239,354
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)(c)	3,935	3,964,256
FS KKR Capital Corp., 3.13%, 10/12/28	3,775	3,483,118
Goldman Sachs Private Credit Corp., 5.88%, 05/06/28(a)(c)	2,425	2,461,679
Golub Capital BDC Inc., 7.05%, 12/05/28(a)	3,795	3,981,053
Golub Capital Private Credit Fund, 5.45%, 08/15/28(a)	3,045	3,059,406
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Main Street Capital Corp., 5.40%, 08/15/28	$1,905	$1,903,725
North Haven Private Income Fund LLC, 5.13%, 09/25/28(a)(c)	1,610	1,599,196
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	2,210	2,382,724
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28(a)	1,983	2,083,338
		63,363,666
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	2,520	2,525,533
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	3,073	3,128,007
Clorox Co. (The), 3.90%, 05/15/28(a)	3,039	3,029,170
Kimberly-Clark Corp., 3.95%, 11/01/28	3,065	3,068,970
		9,226,147
Insurance — 1.6%
Aon Corp., 4.50%, 12/15/28	2,269	2,293,802
Assurant Inc., 4.90%, 03/27/28	1,995	2,018,689
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	2,319	2,435,672
Athene Holding Ltd., 4.13%, 01/12/28	6,080	6,059,490
Brown & Brown Inc., 4.70%, 06/23/28	3,340	3,368,669
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	2,300	2,458,170
Equitable Holdings Inc., 4.35%, 04/20/28	5,994	6,008,846
F&G Annuities & Life Inc., 7.40%, 01/13/28	3,214	3,371,433
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,776,956
Fidelity National Financial Inc., 4.50%, 08/15/28	3,059	3,070,859
Globe Life Inc., 4.55%, 09/15/28	3,609	3,642,634
Horace Mann Educators Corp., 7.25%, 09/15/28	1,845	1,977,728
Lincoln National Corp., 3.80%, 03/01/28(a)	2,469	2,446,378
MGIC Investment Corp., 5.25%, 08/15/28(a)	3,835	3,833,974
Prudential Financial Inc., 3.88%, 03/27/28	2,530	2,529,219
Willis North America Inc., 4.50%, 09/15/28	3,700	3,722,915
		52,015,434
Internet — 1.7%
Amazon.com Inc., 1.65%, 05/12/28	12,845	12,179,040
Baidu Inc.
4.38%, 03/29/28	610	613,924
4.88%, 11/14/28	920	939,963
Booking Holdings Inc., 3.55%, 03/15/28(a)	3,034	3,001,754
Expedia Group Inc., 3.80%, 02/15/28	6,307	6,254,555
Meta Platforms Inc., 4.60%, 05/15/28	8,915	9,062,147
Netflix Inc.
4.88%, 04/15/28	9,725	9,927,771
5.88%, 11/15/28(a)	11,357	11,943,030
		53,922,184
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	3,115	3,110,179
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	2,880	2,834,751
Lodging — 1.0%
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	2,768	2,773,259
5.05%, 03/30/28	2,810	2,859,153
Las Vegas Sands Corp., 5.63%, 06/15/28	6,145	6,281,803
Marriott International Inc./MD
5.55%, 10/15/28(a)	4,300	4,465,571
Series AA, 4.65%, 12/01/28(a)	1,778	1,801,624
Series X, 4.00%, 04/15/28	2,956	2,949,139
29
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd., 5.40%, 08/08/28	$10,270	$10,482,149
		31,612,698
Machinery — 2.4%
Caterpillar Financial Services Corp.
4.40%, 03/03/28	2,865	2,896,243
Series K, 4.10%, 08/15/28	4,195	4,215,686
CNH Industrial Capital LLC
4.55%, 04/10/28	3,617	3,642,182
4.75%, 03/21/28	2,620	2,651,894
Ingersoll Rand Inc., 5.40%, 08/14/28(a)	3,090	3,192,785
John Deere Capital Corp.
1.50%, 03/06/28	2,936	2,778,265
3.05%, 01/06/28	2,081	2,046,511
4.65%, 01/07/28	2,710	2,752,731
4.75%, 01/20/28(a)	6,610	6,726,515
4.90%, 03/03/28	3,690	3,772,762
4.95%, 07/14/28(a)	8,385	8,605,775
Series I, 4.25%, 06/05/28	4,360	4,395,532
Nordson Corp., 5.60%, 09/15/28(a)	2,190	2,268,268
nVent Finance SARL, 4.55%, 04/15/28	2,979	2,986,251
Oshkosh Corp., 4.60%, 05/15/28	1,994	2,009,468
Otis Worldwide Corp., 5.25%, 08/16/28	4,575	4,710,973
Regal Rexnord Corp., 6.05%, 04/15/28	7,280	7,526,024
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,428	7,514,360
Xylem Inc./New York, 1.95%, 01/30/28	3,253	3,109,335
		77,801,560
Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28	2,974	2,942,836
Eaton Corp., 4.35%, 05/18/28(a)	3,143	3,175,265
Teledyne Technologies Inc., 2.25%, 04/01/28	4,331	4,143,768
Textron Inc., 3.38%, 03/01/28	1,890	1,852,980
		12,114,849
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	6,268	6,173,835
4.20%, 03/15/28	7,380	7,339,347
Comcast Corp.
3.15%, 02/15/28	9,635	9,456,727
3.55%, 05/01/28(a)	6,039	5,977,409
4.15%, 10/15/28	14,031	14,054,613
Paramount Global
3.38%, 02/15/28	1,483	1,444,101
3.70%, 06/01/28	1,563	1,529,602
TCI Communications Inc., 7.13%, 02/15/28(a)	2,289	2,437,862
Walt Disney Co. (The), 2.20%, 01/13/28(a)	6,233	6,016,584
		54,430,080
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,548	2,557,241
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	4,586	4,447,488
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	5,807	5,894,382
5.10%, 09/08/28(a)	4,223	4,341,257
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,955	2,941,870
4.38%, 08/01/28	2,607	2,599,134
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,325	4,666,922
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA PLC, 4.50%, 03/14/28	$3,780	$3,820,988
		28,712,041
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	3,170	3,061,648
4.25%, 04/01/28	3,457	3,435,366
		6,497,014
Oil & Gas — 3.0%
BP Capital Markets America Inc.
3.94%, 09/21/28(a)	5,832	5,821,261
4.23%, 11/06/28	11,786	11,850,306
BP Capital Markets PLC, 3.72%, 11/28/28	5,003	4,955,165
Chevron USA Inc.
3.85%, 01/15/28	3,286	3,286,699
4.05%, 08/13/28(a)	3,645	3,667,685
4.48%, 02/26/28	5,870	5,948,192
Continental Resources Inc./OK, 4.38%, 01/15/28	6,212	6,181,165
Devon Energy Corp., 5.88%, 06/15/28(a)	1,559	1,559,809
EOG Resources Inc., 4.40%, 07/15/28(a)	3,040	3,069,791
EQT Corp., 5.70%, 04/01/28	3,190	3,293,928
HF Sinclair Corp., 5.00%, 02/01/28	3,405	3,408,685
Marathon Petroleum Corp., 3.80%, 04/01/28	3,077	3,045,806
Occidental Petroleum Corp., 6.38%, 09/01/28(a)	3,694	3,871,014
Ovintiv Inc., 5.65%, 05/15/28	4,445	4,569,830
Patterson-UTI Energy Inc., 3.95%, 02/01/28(a)	3,025	2,969,670
Phillips 66, 3.90%, 03/15/28	5,005	4,971,449
Phillips 66 Co., 3.75%, 03/01/28	2,439	2,416,351
Shell International Finance BV, 3.88%, 11/13/28	9,080	9,072,128
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	6,176	6,172,502
Valero Energy Corp., 4.35%, 06/01/28	3,619	3,630,716
Woodside Finance Ltd., 4.90%, 05/19/28	1,660	1,683,110
		95,445,262
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28(a)	3,002	3,016,583
Amcor Flexibles North America Inc., 4.80%, 03/17/28	3,725	3,770,873
Berry Global Inc., 5.50%, 04/15/28	2,925	3,007,955
WRKCo Inc.
3.90%, 06/01/28	3,074	3,046,795
4.00%, 03/15/28	3,546	3,530,618
		16,372,824
Pharmaceuticals — 5.9%
AbbVie Inc.
4.25%, 11/14/28(a)	10,275	10,352,520
4.65%, 03/15/28	7,675	7,795,044
Astrazeneca Finance LLC
1.75%, 05/28/28	7,604	7,208,005
4.88%, 03/03/28	6,316	6,451,676
Becton Dickinson & Co., 4.69%, 02/13/28(a)	4,953	5,007,296
Bristol-Myers Squibb Co., 3.90%, 02/20/28	8,825	8,822,631
CVS Health Corp., 4.30%, 03/25/28(a)	28,898	28,941,521
Eli Lilly & Co.
4.00%, 10/15/28(a)	6,390	6,411,827
4.55%, 02/12/28	5,480	5,564,057
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	10,426	10,411,780
Johnson & Johnson
2.90%, 01/15/28(a)	8,836	8,684,615
4.55%, 03/01/28	4,302	4,380,892
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
3.95%, 02/16/28(a)	$2,351	$2,344,139
4.90%, 07/15/28	2,519	2,575,122
Merck & Co. Inc.
1.90%, 12/10/28	5,737	5,401,103
4.05%, 05/17/28	2,420	2,432,462
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,328	2,461,867
Mylan Inc., 4.55%, 04/15/28(a)	4,068	4,049,917
Pfizer Inc., 3.60%, 09/15/28(a)	5,868	5,841,569
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	23,515	23,763,690
Pharmacia LLC, 6.60%, 12/01/28(a)	3,990	4,280,760
Sanofi SA
3.63%, 06/19/28(a)	5,583	5,551,126
3.80%, 11/03/28	2,700	2,694,806
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	9,932	10,146,944
Zoetis Inc.
3.90%, 08/20/28	3,301	3,293,776
4.15%, 08/17/28	4,500	4,517,749
		189,386,894
Pipelines — 3.4%
Cheniere Energy Inc., 4.63%, 10/15/28	8,935	8,926,552
Enbridge Inc.
4.60%, 06/20/28	2,510	2,534,503
6.00%, 11/15/28(a)	4,315	4,533,195
Energy Transfer LP
4.95%, 05/15/28(a)	4,812	4,883,331
4.95%, 06/15/28	5,929	6,019,453
5.55%, 02/15/28	5,878	6,043,096
6.10%, 12/01/28	3,060	3,212,712
Enterprise Products Operating LLC
4.15%, 10/16/28	5,960	5,983,161
4.30%, 06/20/28	3,230	3,254,339
Kinder Morgan Inc., 4.30%, 03/01/28	7,622	7,651,084
MPLX LP, 4.00%, 03/15/28	7,293	7,258,953
ONEOK Inc.
4.55%, 07/15/28	4,803	4,836,431
5.65%, 11/01/28	4,505	4,668,166
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	8,155	8,155,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	4,455	4,459,328
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,473	2,659,261
TransCanada PipeLines Ltd., 4.25%, 05/15/28	8,196	8,196,034
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,535	2,524,905
Valero Energy Partners LP, 4.50%, 03/15/28	2,608	2,626,432
Western Midstream Operating LP
4.50%, 03/01/28	2,288	2,292,370
4.75%, 08/15/28	1,775	1,786,978
Williams Companies Inc. (The), 5.30%, 08/15/28(a)	5,265	5,419,417
		107,925,389
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28	2,365	2,536,534
Real Estate Investment Trusts — 6.0%
Agree LP, 2.00%, 06/15/28(a)	2,212	2,096,845
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28	2,735	2,715,649
American Homes 4 Rent LP, 4.25%, 02/15/28	3,097	3,101,019
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.50%, 01/31/28	$3,939	$3,716,714
3.60%, 01/15/28	3,871	3,825,964
5.25%, 07/15/28	4,010	4,117,519
5.50%, 03/15/28	4,174	4,292,715
5.80%, 11/15/28	4,680	4,882,555
AvalonBay Communities Inc.
1.90%, 12/01/28(a)	2,425	2,274,192
3.20%, 01/15/28(a)	2,817	2,767,232
Boston Properties LP, 4.50%, 12/01/28	6,184	6,195,082
Brixmor Operating Partnership LP, 2.25%, 04/01/28	2,129	2,030,811
Camden Property Trust, 4.10%, 10/15/28	2,747	2,751,558
Crown Castle Inc.
3.80%, 02/15/28	5,943	5,878,592
4.80%, 09/01/28	3,815	3,862,113
5.00%, 01/11/28	6,040	6,123,148
CubeSmart LP, 2.25%, 12/15/28	3,425	3,231,137
Digital Realty Trust LP
4.45%, 07/15/28	3,932	3,955,478
5.55%, 01/15/28	5,364	5,513,651
DOC DR LLC, 3.95%, 01/15/28	2,250	2,232,988
EPR Properties, 4.95%, 04/15/28	1,352	1,363,095
Equinix Inc.
1.55%, 03/15/28	4,202	3,958,964
2.00%, 05/15/28	2,515	2,384,303
ERP Operating LP
3.50%, 03/01/28	3,186	3,147,611
4.15%, 12/01/28	2,551	2,559,835
Essex Portfolio LP, 1.70%, 03/01/28	2,872	2,713,897
Extra Space Storage LP, 5.70%, 04/01/28	5,000	5,162,243
Federal Realty OP LP, 5.38%, 05/01/28	2,085	2,138,783
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28	3,290	3,380,906
Healthpeak OP LLC, 2.13%, 12/01/28	3,244	3,040,597
Highwoods Realty LP, 4.13%, 03/15/28	1,204	1,189,867
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,645	3,447,945
Kilroy Realty LP, 4.75%, 12/15/28	2,646	2,645,572
Kimco Realty OP LLC, 1.90%, 03/01/28	2,674	2,545,375
LXP Industrial Trust, 6.75%, 11/15/28	462	491,418
Mid-America Apartments LP, 4.20%, 06/15/28	2,544	2,550,509
NNN REIT Inc., 4.30%, 10/15/28	2,333	2,338,904
Omega Healthcare Investors Inc., 4.75%, 01/15/28	3,518	3,541,779
Piedmont Operating Partnership LP, 9.25%, 07/20/28	2,205	2,440,507
Prologis LP
3.88%, 09/15/28	2,555	2,546,861
4.00%, 09/15/28	2,673	2,671,555
4.88%, 06/15/28(a)	4,703	4,805,990
Public Storage Operating Co.
1.85%, 05/01/28	3,818	3,625,390
1.95%, 11/09/28	3,501	3,296,782
Realty Income Corp.
2.10%, 03/15/28	2,795	2,673,222
2.20%, 06/15/28(a)	2,945	2,811,575
3.40%, 01/15/28	3,766	3,715,711
3.65%, 01/15/28	2,971	2,945,320
4.70%, 12/15/28	2,410	2,451,610
Regency Centers LP, 4.13%, 03/15/28	2,125	2,126,376
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	1,680	1,708,313
31
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP, 1.75%, 02/01/28(a)	$5,022	$4,782,205
Store Capital LLC, 4.50%, 03/15/28	2,498	2,498,814
Sun Communities Operating LP, 2.30%, 11/01/28	2,667	2,525,136
UDR Inc., 3.50%, 01/15/28(a)	1,670	1,644,737
Ventas Realty LP, 4.00%, 03/01/28	4,100	4,082,295
VICI Properties LP
4.75%, 02/15/28	7,720	7,785,284
4.75%, 04/01/28	1,355	1,367,576
Welltower OP LLC, 4.25%, 04/15/28	4,670	4,696,962
		191,368,786
Retail — 3.4%
AutoNation Inc., 1.95%, 08/01/28	2,641	2,475,389
AutoZone Inc.
4.50%, 02/01/28	2,540	2,563,257
6.25%, 11/01/28	3,285	3,474,042
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,286	3,312,115
Dollar General Corp.
4.13%, 05/01/28(a)	2,308	2,300,348
5.20%, 07/05/28	2,669	2,730,026
Dollar Tree Inc., 4.20%, 05/15/28	7,340	7,310,077
Genuine Parts Co., 6.50%, 11/01/28	2,795	2,944,539
Home Depot Inc. (The)
0.90%, 03/15/28	2,633	2,465,351
1.50%, 09/15/28(a)	5,940	5,568,399
3.75%, 09/15/28(a)	1,885	1,880,489
3.90%, 12/06/28(a)	6,158	6,159,364
Lowe's Companies Inc.
1.30%, 04/15/28	6,077	5,693,652
1.70%, 09/15/28	5,771	5,403,964
4.00%, 10/15/28(a)	4,225	4,216,232
McDonald's Corp.
3.80%, 04/01/28(a)	6,260	6,228,226
4.80%, 08/14/28	3,684	3,753,596
O'Reilly Automotive Inc., 4.35%, 06/01/28(a)	2,937	2,953,154
Starbucks Corp.
3.50%, 03/01/28	3,856	3,807,710
4.00%, 11/15/28(a)	4,800	4,788,732
4.50%, 05/15/28	3,120	3,147,109
Target Corp., 4.35%, 06/15/28	2,220	2,240,701
TJX Companies Inc. (The), 1.15%, 05/15/28	2,911	2,718,003
Walmart Inc.
1.50%, 09/22/28(a)	7,576	7,117,658
3.70%, 06/26/28(a)	8,318	8,319,715
3.90%, 04/15/28(a)	4,277	4,292,187
		107,864,035
Semiconductors — 2.8%
Advanced Micro Devices Inc., 4.32%, 03/24/28	3,265	3,298,414
Analog Devices Inc.
1.70%, 10/01/28	4,540	4,259,508
4.25%, 06/15/28	4,850	4,881,989
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	4,705	4,657,580
Broadcom Inc.
1.95%, 02/15/28(a)	4,481	4,278,700
4.11%, 09/15/28(a)	6,856	6,863,641
4.15%, 02/15/28	5,215	5,228,741
4.80%, 04/15/28	5,990	6,097,838
Intel Corp.
1.60%, 08/12/28	5,960	5,564,142
4.88%, 02/10/28	10,158	10,298,837
Security	Par (000)	Value
Semiconductors (continued)
Marvell Technology Inc.
2.45%, 04/15/28	$4,553	$4,368,222
4.88%, 06/22/28	2,980	3,022,892
Microchip Technology Inc., 4.90%, 03/15/28	5,115	5,178,919
NVIDIA Corp., 1.55%, 06/15/28	7,007	6,625,447
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	3,217	3,326,246
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 08/19/28	2,765	2,768,582
Qualcomm Inc., 1.30%, 05/20/28	5,462	5,117,262
Texas Instruments Inc., 4.60%, 02/15/28	4,322	4,391,264
		90,228,224
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28	3,677	3,461,394
Software — 3.0%
Adobe Inc., 4.75%, 01/17/28(a)	4,180	4,259,344
Concentrix Corp., 6.60%, 08/02/28(a)	4,795	4,997,221
Fidelity National Information Services Inc., 1.65%, 03/01/28	4,327	4,074,037
Fiserv Inc.
4.20%, 10/01/28(a)	5,912	5,855,688
5.38%, 08/21/28(a)	4,105	4,190,764
5.45%, 03/02/28	5,589	5,698,121
Intuit Inc., 5.13%, 09/15/28	4,957	5,112,975
Oracle Corp.
2.30%, 03/25/28	11,780	11,268,470
4.50%, 05/06/28(a)	4,525	4,550,847
4.80%, 08/03/28	8,853	8,979,135
Roper Technologies Inc.
4.20%, 09/15/28	5,020	5,027,185
4.25%, 09/15/28	2,035	2,040,848
Salesforce Inc.
1.50%, 07/15/28(a)	5,896	5,543,498
3.70%, 04/11/28	8,840	8,809,841
Synopsys Inc., 4.65%, 04/01/28	5,670	5,731,712
Take-Two Interactive Software Inc., 4.95%, 03/28/28	4,970	5,057,862
VMware LLC, 1.80%, 08/15/28	4,737	4,448,590
		95,646,138
Telecommunications — 3.5%
AT&T Inc.
1.65%, 02/01/28	13,450	12,742,713
4.10%, 02/15/28	10,565	10,547,568
British Telecommunications PLC, 5.13%, 12/04/28	4,430	4,534,861
Cisco Systems Inc., 4.55%, 02/24/28(a)	5,880	5,964,771
Motorola Solutions Inc., 4.60%, 02/23/28(a)	4,180	4,220,749
Sprint Capital Corp., 6.88%, 11/15/28	15,048	16,168,983
T-Mobile USA Inc.
2.05%, 02/15/28	10,502	10,027,569
4.75%, 02/01/28	7,373	7,379,308
4.80%, 07/15/28	5,540	5,630,962
4.95%, 03/15/28	6,110	6,223,148
Verizon Communications Inc.
2.10%, 03/22/28(a)	12,959	12,374,926
4.33%, 09/21/28(a)	16,469	16,545,623
Vodafone Group PLC, 4.38%, 05/30/28(a)	1,050	1,063,920
		113,425,101
Transportation — 1.2%
Canadian National Railway Co., 6.90%, 07/15/28	2,904	3,119,483
Canadian Pacific Railway Co., 4.00%, 06/01/28	3,274	3,267,737
Schedule of Investments
32

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28	$3,726	$3,727,414
CSX Corp., 3.80%, 03/01/28	4,945	4,920,782
FedEx Corp., 3.40%, 02/15/28	1,558	1,530,461
Kirby Corp., 4.20%, 03/01/28	2,880	2,872,980
Norfolk Southern Corp., 3.80%, 08/01/28	3,811	3,792,189
Ryder System Inc.
5.25%, 06/01/28	4,050	4,155,284
5.65%, 03/01/28	3,080	3,179,504
6.30%, 12/01/28(a)	2,478	2,626,503
Union Pacific Corp., 3.95%, 09/10/28	6,392	6,386,703
		39,579,040
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	1,967	1,931,187
4.55%, 11/07/28(a)	1,992	2,004,322
		3,935,509
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28	3,981	3,951,205
United Utilities PLC, 6.88%, 08/15/28	2,531	2,703,560
		6,654,765
Total Long-Term Investments — 98.7% (Cost: $3,119,369,134)		3,165,995,110
	Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	121,507,653	121,568,407
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	8,650,000	$8,650,000
Total Short-Term Securities — 4.0% (Cost: $130,182,020)		130,218,407
Total Investments — 102.7% (Cost: $3,249,551,154)		3,296,213,517
Liabilities in Excess of Other Assets — (2.7)%		(87,549,148)
Net Assets — 100.0%		$3,208,664,369

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$111,007,094	$10,577,825 (a)	$—	$2,326	$(18,838)	$121,568,407	121,507,653	$384,455 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	2,390,000 (a)	—	—	—	8,650,000	8,650,000	340,380	—
				$2,326	$(18,838)	$130,218,407		$724,835	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

33
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,165,995,110	$—	$3,165,995,110
Short-Term Securities
Money Market Funds	130,218,407	—	—	130,218,407
	$130,218,407	$3,165,995,110	$—	$3,296,213,517
See notes to financial statements.
Schedule of Investments
34

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29(a)	$6,871	$6,633,995
6.30%, 05/01/29	9,850	10,452,055
Howmet Aerospace Inc., 3.00%, 01/15/29(a)	5,173	4,999,214
L3Harris Technologies Inc.
2.90%, 12/15/29	2,972	2,822,022
5.05%, 06/01/29	5,046	5,185,662
Lockheed Martin Corp., 4.50%, 02/15/29	4,782	4,853,491
Northrop Grumman Corp., 4.60%, 02/01/29	3,455	3,509,236
RTX Corp.
5.75%, 01/15/29	3,735	3,919,889
7.50%, 09/15/29	2,985	3,333,972
		45,709,536
Agriculture — 1.7%
Altria Group Inc., 4.80%, 02/14/29	12,083	12,263,918
BAT Capital Corp., 3.46%, 09/06/29(a)	3,603	3,497,511
BAT International Finance PLC, 5.93%, 02/02/29(a)	6,510	6,834,504
Bunge Ltd. Finance Corp., 4.20%, 09/17/29(a)	5,854	5,847,141
Philip Morris International Inc.
3.38%, 08/15/29	5,052	4,915,233
4.63%, 11/01/29	4,870	4,941,113
4.88%, 02/13/29	6,289	6,419,051
5.63%, 11/17/29	8,406	8,821,633
		53,540,104
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(a)	1,734	1,690,689
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,412	1,359,010
Delta Air Lines Inc., 3.75%, 10/28/29(a)	3,394	3,303,466
		6,353,165
Auto Manufacturers — 4.4%
American Honda Finance Corp.
2.25%, 01/12/29	4,108	3,873,670
4.40%, 09/05/29(a)	4,985	5,020,184
4.90%, 03/13/29	4,664	4,764,733
Cummins Inc., 4.90%, 02/20/29(a)	3,886	3,994,258
Ford Motor Credit Co. LLC
2.90%, 02/10/29	5,313	4,951,171
5.11%, 05/03/29	9,665	9,625,761
5.30%, 09/06/29(a)	5,775	5,784,994
5.80%, 03/08/29	10,632	10,812,446
5.88%, 11/07/29	8,084	8,244,130
General Motors Co., 5.40%, 10/15/29(a)	6,209	6,422,265
General Motors Financial Co. Inc.
4.30%, 04/06/29	7,065	7,036,729
4.90%, 10/06/29(a)	6,685	6,782,739
5.55%, 07/15/29	7,924	8,208,691
5.65%, 01/17/29(a)	2,989	3,094,817
5.80%, 01/07/29	9,677	10,077,666
PACCAR Financial Corp.
4.00%, 09/26/29	3,320	3,321,266
4.60%, 01/31/29	3,990	4,070,449
Toyota Motor Corp., 2.76%, 07/02/29	2,837	2,712,025
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	3,194	3,160,278
4.45%, 06/29/29	4,872	4,928,453
4.55%, 08/09/29(a)	6,363	6,464,479
4.65%, 01/05/29	5,260	5,358,119
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29	$6,151	$6,343,339
		135,052,662
Auto Parts & Equipment — 0.5%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29(a)	1,970	1,978,720
4.65%, 09/13/29	3,710	3,768,069
BorgWarner Inc., 4.95%, 08/15/29	3,586	3,668,134
Lear Corp., 4.25%, 05/15/29	3,021	3,004,706
Magna International Inc., 5.05%, 03/14/29(a)	3,150	3,229,357
		15,648,986
Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29(a)	6,839	7,073,041
Banco Santander SA, 3.31%, 06/27/29(a)	6,632	6,420,041
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	4,666	4,519,768
3.85%, 04/26/29	3,366	3,358,738
Series J, 1.90%, 01/25/29(a)	2,648	2,481,715
Bank of Nova Scotia (The), 5.45%, 08/01/29(a)	4,790	4,988,066
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(a)	7,826	8,090,239
Citibank N.A., 4.84%, 08/06/29	10,149	10,388,118
Comerica Inc., 4.00%, 02/01/29(a)	3,882	3,840,007
Cooperatieve Rabobank UA/NY
4.49%, 10/17/29	4,345	4,417,931
4.80%, 01/09/29	3,645	3,728,273
Deutsche Bank AG/New York NY, 5.41%, 05/10/29	6,702	6,964,768
ING Groep NV, 4.05%, 04/09/29	7,190	7,138,838
KeyBank NA, 3.90%, 04/13/29	2,506	2,452,772
KeyCorp, 2.55%, 10/01/29	5,229	4,902,431
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	11,085	10,686,317
3.74%, 03/07/29	9,578	9,464,994
National Australia Bank Ltd./New York, 4.79%, 01/10/29	6,735	6,889,646
National Bank of Canada, 4.50%, 10/10/29	6,533	6,595,098
Northern Trust Corp., 3.15%, 05/03/29	3,183	3,093,481
PNC Bank N.A., 2.70%, 10/22/29	5,206	4,894,763
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29(a)	10,060	9,862,696
Royal Bank of Canada, 4.95%, 02/01/29	7,067	7,258,535
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	5,784	5,945,044
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	3,245	3,087,608
2.72%, 09/27/29(a)	3,192	3,018,134
3.04%, 07/16/29	16,489	15,796,019
5.32%, 07/09/29	5,086	5,266,407
Toronto-Dominion Bank (The), 4.99%, 04/05/29	6,440	6,603,900
Truist Financial Corp., 3.88%, 03/19/29	4,683	4,613,597
U.S. Bancorp, 3.00%, 07/30/29	6,505	6,233,109
Webster Financial Corp., 4.10%, 03/25/29	1,170	1,149,688
Wells Fargo & Co.
4.15%, 01/24/29	16,159	16,157,945
Series B, 7.95%, 11/15/29	2,238	2,513,946
Westpac Banking Corp., 5.05%, 04/16/29	4,730	4,895,895
Wintrust Financial Corp., 4.85%, 06/06/29	1,785	1,768,568
Zions Bancorp N.A., 3.25%, 10/29/29	2,890	2,691,109
		219,251,245
35
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29(a)	$18,399	$18,790,670
Coca-Cola Co. (The), 2.13%, 09/06/29	6,173	5,790,044
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	4,704	4,871,818
Constellation Brands Inc.
3.15%, 08/01/29(a)	6,032	5,798,853
4.80%, 01/15/29	2,383	2,420,414
Diageo Capital PLC, 2.38%, 10/24/29	6,381	5,979,527
Keurig Dr Pepper Inc.
3.95%, 04/15/29(a)	6,785	6,687,994
5.05%, 03/15/29	5,216	5,314,793
PepsiCo Inc.
2.63%, 07/29/29	5,974	5,688,989
4.10%, 01/15/29	4,460	4,483,242
4.50%, 07/17/29	5,480	5,587,043
7.00%, 03/01/29(a)	3,204	3,499,298
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29	2,810	2,858,862
		77,771,547
Biotechnology — 0.7%
Amgen Inc.
3.00%, 02/22/29	4,892	4,719,241
4.05%, 08/18/29	8,599	8,554,503
Gilead Sciences Inc., 4.80%, 11/15/29	5,593	5,743,632
Royalty Pharma PLC, 5.15%, 09/02/29	3,196	3,277,523
		22,294,899
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	5,365	5,530,476
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	4,078	3,907,443
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	4,790	4,978,567
Owens Corning, 3.95%, 08/15/29	3,241	3,204,451
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,975	4,927,216
Vulcan Materials Co., 4.95%, 12/01/29	3,205	3,287,221
		25,835,374
Chemicals — 1.2%
Air Products and Chemicals Inc., 4.60%, 02/08/29	5,193	5,283,033
Cabot Corp., 4.00%, 07/01/29(a)	2,039	2,018,912
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	4,150	4,589,774
Eastman Chemical Co., 5.00%, 08/01/29(a)	5,137	5,231,634
FMC Corp., 3.45%, 10/01/29	3,529	3,292,717
Nutrien Ltd., 4.20%, 04/01/29	5,011	5,002,042
PPG Industries Inc., 2.80%, 08/15/29	2,287	2,175,698
Rohm & Haas Co., 7.85%, 07/15/29(a)	1,900	2,109,578
RPM International Inc., 4.55%, 03/01/29	2,387	2,406,239
Sherwin-Williams Co. (The), 2.95%, 08/15/29	5,270	5,034,088
		37,143,715
Commercial Services — 2.0%
Equifax Inc., 4.80%, 09/15/29	4,699	4,768,412
Global Payments Inc.
3.20%, 08/15/29(a)	8,371	7,920,867
5.30%, 08/15/29	3,505	3,568,162
GXO Logistics Inc., 6.25%, 05/06/29(a)	4,292	4,512,166
Moody's Corp., 4.25%, 02/01/29(a)	2,712	2,720,453
PayPal Holdings Inc., 2.85%, 10/01/29	10,022	9,554,369
RELX Capital Inc., 4.00%, 03/18/29	6,073	6,039,725
S&P Global Inc.
2.50%, 12/01/29(a)	3,543	3,327,734
Security	Par (000)	Value
Commercial Services (continued)
2.70%, 03/01/29	$7,787	$7,455,794
4.25%, 05/01/29	6,068	6,094,252
Verisk Analytics Inc., 4.13%, 03/15/29	4,412	4,402,134
		60,364,068
Computers — 2.9%
Accenture Capital Inc., 4.05%, 10/04/29	8,394	8,392,175
Apple Inc.
2.20%, 09/11/29	11,494	10,796,998
3.25%, 08/08/29	6,337	6,204,459
Dell International LLC/EMC Corp.
4.15%, 02/15/29	5,607	5,601,220
5.30%, 10/01/29	11,066	11,423,259
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29(a)	2,565	2,674,097
Hewlett Packard Enterprise Co., 4.55%, 10/15/29(a)	11,653	11,715,731
HP Inc., 4.00%, 04/15/29(a)	6,902	6,824,596
IBM International Capital Pte Ltd., 4.60%, 02/05/29	3,165	3,208,261
International Business Machines Corp., 3.50%, 05/15/29	21,078	20,662,837
Western Digital Corp., 2.85%, 02/01/29	1,775	1,682,340
		89,185,973
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29	4,787	4,465,973
Haleon U.S. Capital LLC, 3.38%, 03/24/29	6,887	6,708,377
Procter & Gamble Co. (The)
4.15%, 10/24/29(a)	2,870	2,904,859
4.35%, 01/29/29	4,316	4,387,685
Unilever Capital Corp., 2.13%, 09/06/29	5,679	5,309,208
		23,776,102
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/29	9,152	9,224,402
5.10%, 01/19/29	5,349	5,472,383
Air Lease Corp.
3.25%, 10/01/29	3,614	3,436,486
5.10%, 03/01/29(a)	3,305	3,352,596
American Express Co., 4.05%, 05/03/29(a)	6,750	6,772,449
BGC Group Inc., 6.60%, 06/10/29	3,530	3,674,578
Brookfield Finance Inc., 4.85%, 03/29/29	7,206	7,321,949
Charles Schwab Corp. (The)
2.75%, 10/01/29(a)	3,446	3,277,589
3.25%, 05/22/29	4,285	4,160,558
4.00%, 02/01/29(a)	4,269	4,276,541
Enact Holdings Inc., 6.25%, 05/28/29	5,211	5,454,195
Intercontinental Exchange Inc., 4.35%, 06/15/29	8,977	9,052,791
Lazard Group LLC, 4.38%, 03/11/29(a)	3,839	3,833,839
Marex Group PLC, 6.40%, 11/04/29	4,114	4,228,110
Mastercard Inc., 2.95%, 06/01/29	6,501	6,284,410
Nomura Holdings Inc.
2.71%, 01/22/29	3,547	3,375,328
5.61%, 07/06/29	4,219	4,390,284
ORIX Corp., 4.65%, 09/10/29(a)	4,386	4,444,787
Radian Group Inc., 6.20%, 05/15/29	4,460	4,663,157
Synchrony Financial, 5.15%, 03/19/29	4,213	4,273,399
		100,969,831
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.3%
AEP Texas Inc., 5.45%, 05/15/29(a)	$3,445	$3,575,725
Ameren Corp., 5.00%, 01/15/29(a)	4,375	4,478,010
American Electric Power Co. Inc., 5.20%, 01/15/29	6,473	6,674,947
Arizona Public Service Co., 2.60%, 08/15/29	2,657	2,503,148
Avangrid Inc., 3.80%, 06/01/29	5,028	4,945,876
Black Hills Corp., 3.05%, 10/15/29	2,607	2,480,743
CenterPoint Energy Inc., 5.40%, 06/01/29(a)	4,475	4,633,398
Connecticut Light and Power Co. (The), 4.65%, 01/01/29(a)	2,005	2,040,123
Consumers Energy Co.
4.60%, 05/30/29(a)	4,020	4,085,593
4.90%, 02/15/29(a)	2,950	3,026,726
DTE Energy Co.
5.10%, 03/01/29(a)	8,292	8,501,172
Series C, 3.40%, 06/15/29	2,909	2,819,169
Duke Energy Carolinas LLC, 2.45%, 08/15/29(a)	2,853	2,690,935
Duke Energy Corp.
3.40%, 06/15/29(a)	3,953	3,847,511
4.85%, 01/05/29(a)	4,171	4,249,054
Duke Energy Florida LLC, 2.50%, 12/01/29	4,447	4,190,492
Duke Energy Ohio Inc., 3.65%, 02/01/29(a)	2,733	2,702,360
Duke Energy Progress LLC, 3.45%, 03/15/29	3,971	3,902,359
Edison International
5.45%, 06/15/29(a)	3,292	3,326,911
6.95%, 11/15/29	3,548	3,767,767
Entergy Texas Inc., 4.00%, 03/30/29	1,867	1,860,898
Evergy Inc., 2.90%, 09/15/29	5,122	4,867,022
Eversource Energy
5.95%, 02/01/29(a)	5,306	5,555,349
Series O, 4.25%, 04/01/29	3,026	3,020,593
Exelon Corp., 5.15%, 03/15/29	4,296	4,418,102
Florida Power & Light Co., 5.15%, 06/15/29(a)	5,131	5,329,326
Georgia Power Co., Series B, 2.65%, 09/15/29(a)	4,415	4,190,358
Interstate Power and Light Co., 3.60%, 04/01/29	2,122	2,079,354
Jersey Central Power & Light Co., 4.15%, 01/15/29(b)	2,655	2,648,414
MidAmerican Energy Co., 3.65%, 04/15/29	5,177	5,118,216
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	2,615	2,581,288
4.85%, 02/07/29(a)	3,335	3,410,596
5.15%, 06/15/29	3,171	3,283,218
Nevada Power Co., Series CC, 3.70%, 05/01/29	3,426	3,370,735
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29(a)	6,530	6,189,477
3.50%, 04/01/29	3,403	3,331,374
4.90%, 03/15/29(a)	5,865	6,002,344
NSTAR Electric Co., 3.25%, 05/15/29	2,431	2,356,003
OGE Energy Corp., 5.45%, 05/15/29	2,311	2,396,771
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	3,925	3,984,447
5.75%, 03/15/29(a)	1,801	1,885,889
Pacific Gas and Electric Co.
4.20%, 03/01/29	2,405	2,380,918
5.55%, 05/15/29	5,874	6,047,536
6.10%, 01/15/29	5,480	5,720,404
PacifiCorp
3.50%, 06/15/29	2,798	2,727,522
5.10%, 02/15/29	3,221	3,304,406
Public Service Electric & Gas Co., 3.20%, 05/15/29(a)	2,534	2,462,399
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc., 5.20%, 04/01/29(a)	$4,930	$5,077,840
Sempra, 3.70%, 04/01/29	3,380	3,318,257
Southern California Edison Co.
2.85%, 08/01/29(a)	3,210	3,022,994
5.15%, 06/01/29	3,746	3,816,230
6.65%, 04/01/29	2,149	2,267,170
Series A, 4.20%, 03/01/29	3,288	3,253,163
Southern Co. (The), 5.50%, 03/15/29	6,641	6,905,300
Tampa Electric Co., 4.90%, 03/01/29(a)	3,260	3,333,009
Union Electric Co., 3.50%, 03/15/29	3,084	3,023,512
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	3,518	3,362,279
Wisconsin Electric Power Co., 5.00%, 05/15/29	2,608	2,679,605
Wisconsin Power and Light Co., 3.00%, 07/01/29	2,485	2,384,768
Wisconsin Public Service Corp., 4.55%, 12/01/29	2,005	2,036,486
Xcel Energy Inc., 2.60%, 12/01/29	3,469	3,246,767
		226,692,358
Electronics — 1.3%
Allegion PLC, 3.50%, 10/01/29	2,750	2,660,784
Amphenol Corp.
4.35%, 06/01/29	3,293	3,320,491
5.05%, 04/05/29(a)	3,240	3,334,226
Arrow Electronics Inc., 5.15%, 08/21/29	3,562	3,638,357
Flex Ltd., 4.88%, 06/15/29	4,340	4,391,762
Honeywell International Inc.
2.70%, 08/15/29(a)	4,650	4,429,327
4.25%, 01/15/29	5,183	5,207,964
4.88%, 09/01/29	3,446	3,548,036
Jabil Inc., 5.45%, 02/01/29	2,090	2,155,404
Keysight Technologies Inc., 3.00%, 10/30/29	3,492	3,322,825
TD SYNNEX Corp., 4.30%, 01/17/29	2,900	2,893,678
		38,902,854
Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	2,861	2,990,967
Environmental Control — 0.8%
Republic Services Inc.
4.88%, 04/01/29	5,185	5,314,428
5.00%, 11/15/29(a)	3,233	3,345,954
Waste Connections Inc., 3.50%, 05/01/29	2,818	2,770,217
Waste Management Inc.
2.00%, 06/01/29(a)	4,323	4,029,985
3.88%, 01/15/29(a)	2,800	2,782,849
4.88%, 02/15/29(a)	4,729	4,850,708
		23,094,141
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	2,815	3,057,999
Campbell's Co. (The), 5.20%, 03/21/29	4,240	4,351,383
Hershey Co. (The), 2.45%, 11/15/29	1,931	1,817,338
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co., 3.00%, 02/02/29	4,183	4,009,522
Kraft Heinz Foods Co., 4.63%, 01/30/29	2,683	2,710,904
Kroger Co. (The), 4.50%, 01/15/29	4,094	4,138,646
Mondelez International Inc., 4.75%, 02/20/29	3,710	3,787,363
Sysco Corp., 5.75%, 01/17/29	3,150	3,294,537
37
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Tyson Foods Inc.
4.35%, 03/01/29	$6,743	$6,749,664
5.40%, 03/15/29	3,986	4,113,559
		38,030,915
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	3,370	3,819,713
Suzano Austria GmbH, 6.00%, 01/15/29	10,259	10,596,275
		14,415,988
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29(a)	3,147	2,977,937
NiSource Inc.
2.95%, 09/01/29	4,747	4,536,773
5.20%, 07/01/29	3,882	4,007,624
ONE Gas Inc., 5.10%, 04/01/29	3,730	3,842,360
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(a)	4,053	3,958,192
		19,322,886
Health Care - Products — 1.4%
Agilent Technologies Inc., 2.75%, 09/15/29	2,848	2,699,161
DH Europe Finance II SARL, 2.60%, 11/15/29	5,864	5,536,990
GE HealthCare Technologies Inc., 4.80%, 08/14/29	7,037	7,179,540
Revvity Inc., 3.30%, 09/15/29	5,808	5,568,141
Solventum Corp., 5.40%, 03/01/29	4,741	4,895,148
Stryker Corp., 4.25%, 09/11/29	5,412	5,438,328
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	5,780	5,464,757
5.00%, 01/31/29(a)	6,555	6,738,859
		43,520,924
Health Care - Services — 4.3%
Ascension Health, Series B, 2.53%, 11/15/29	5,516	5,202,299
Centene Corp., 4.63%, 12/15/29	20,222	19,618,801
Cigna Group (The), 5.00%, 05/15/29(a)	6,827	7,000,055
CommonSpirit Health, 3.35%, 10/01/29	4,385	4,232,591
Elevance Health Inc.
2.88%, 09/15/29(a)	4,906	4,668,567
5.15%, 06/15/29(a)	4,600	4,736,416
HCA Inc.
3.38%, 03/15/29	3,940	3,831,347
4.13%, 06/15/29	13,141	13,042,285
5.88%, 02/01/29	6,039	6,286,368
Humana Inc.
3.13%, 08/15/29(a)	2,943	2,810,963
3.70%, 03/23/29	4,854	4,749,954
ICON Investments Six DAC, 5.85%, 05/08/29	4,740	4,953,865
IQVIA Inc., 6.25%, 02/01/29	8,090	8,527,616
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	4,277	4,064,944
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29(a)	3,517	3,303,260
Quest Diagnostics Inc.
4.20%, 06/30/29	3,135	3,141,069
4.63%, 12/15/29(a)	4,437	4,508,206
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,673	1,657,449
UnitedHealth Group Inc.
2.88%, 08/15/29	6,438	6,158,189
4.00%, 05/15/29(a)	6,056	6,041,428
4.25%, 01/15/29	8,158	8,199,869
4.70%, 04/15/29	2,900	2,953,292
Security	Par (000)	Value
Health Care - Services (continued)
Universal Health Services Inc., 4.63%, 10/15/29	$3,355	$3,362,760
		133,051,593
Holding Companies - Diversified — 3.4%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	6,765	7,080,019
Ares Capital Corp.
5.88%, 03/01/29	6,753	6,914,240
5.95%, 07/15/29(a)	5,666	5,813,158
Ares Strategic Income Fund
4.85%, 01/15/29(a)(b)	3,773	3,717,674
6.35%, 08/15/29(a)	4,946	5,098,228
Barings BDC Inc., 7.00%, 02/15/29	2,170	2,241,998
Blackstone Private Credit Fund
4.00%, 01/15/29(a)	4,440	4,314,663
5.60%, 11/22/29	2,645	2,673,183
5.95%, 07/16/29	3,280	3,352,128
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	6,525	6,611,784
Blue Owl Credit Income Corp.
6.60%, 09/15/29	5,925	6,123,089
7.75%, 01/15/29	3,874	4,124,598
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	4,790	4,896,255
Franklin BSP Capital Corp., 7.20%, 06/15/29	2,756	2,840,687
FS KKR Capital Corp.
6.88%, 08/15/29(a)	3,818	3,872,986
7.88%, 01/15/29(a)	2,205	2,303,731
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29(a)(b)	2,755	2,759,057
Golub Capital BDC Inc., 6.00%, 07/15/29	5,096	5,174,727
Golub Capital Private Credit Fund, 5.80%, 09/12/29(a)	3,483	3,532,876
Main Street Capital Corp., 6.95%, 03/01/29(a)	2,519	2,617,398
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)	2,555	2,626,391
New Mountain Finance Corp., 6.88%, 02/01/29	2,154	2,190,386
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	2,129	2,186,654
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	2,783	2,861,602
Sixth Street Lending Partners, 6.50%, 03/11/29	5,098	5,280,702
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29(a)	2,390	2,452,782
		103,660,996
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	2,991	2,927,144
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29(a)	3,665	3,608,549
Household Products & Wares — 0.2%
Clorox Co. (The), 4.40%, 05/01/29(a)	3,320	3,348,451
Kimberly-Clark Corp., 3.20%, 04/25/29	4,402	4,295,290
		7,643,741
Insurance — 3.5%
Allstate Corp. (The), 5.05%, 06/24/29	3,573	3,677,486
American National Group Inc., 5.75%, 10/01/29	4,277	4,416,415
Aon Corp., 3.75%, 05/02/29(a)	4,813	4,748,680
Aon North America Inc., 5.15%, 03/01/29	6,516	6,702,537
Arthur J Gallagher & Co., 4.85%, 12/15/29(a)	5,259	5,368,959
Axis Specialty Finance LLC, 3.90%, 07/15/29(a)	2,030	2,001,507
Brown & Brown Inc., 4.50%, 03/15/29(a)	2,700	2,702,795
Chubb INA Holdings LLC, 4.65%, 08/15/29(a)	4,852	4,949,403
CNA Financial Corp., 3.90%, 05/01/29(a)	3,333	3,290,129
CNO Financial Group Inc., 5.25%, 05/30/29	3,610	3,668,203
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial Inc., 3.85%, 04/05/29	$6,794	$6,694,868
Enstar Group Ltd., 4.95%, 06/01/29	3,547	3,578,147
Essent Group Ltd., 6.25%, 07/01/29	2,975	3,114,576
F&G Annuities & Life Inc., 6.50%, 06/04/29	3,875	4,040,678
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	4,252	4,042,781
Markel Group Inc., 3.35%, 09/17/29	1,998	1,923,771
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	10,247	10,337,475
NMI Holdings Inc., 6.00%, 08/15/29	3,077	3,184,969
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	3,468	3,395,693
Principal Financial Group Inc., 3.70%, 05/15/29	3,726	3,658,045
Progressive Corp. (The)
4.00%, 03/01/29	3,874	3,877,907
6.63%, 03/01/29	1,990	2,149,718
Reinsurance Group of America Inc., 3.90%, 05/15/29	4,262	4,212,986
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,796	2,732,294
SiriusPoint Ltd., 7.00%, 04/05/29(a)	2,780	2,931,658
Unum Group, 4.00%, 06/15/29	2,702	2,664,100
Willis North America Inc., 2.95%, 09/15/29	5,135	4,874,097
		108,939,877
Internet — 1.3%
Amazon.com Inc.
3.45%, 04/13/29	9,872	9,721,544
4.65%, 12/01/29	9,888	10,141,015
AppLovin Corp., 5.13%, 12/01/29	6,671	6,810,426
Meta Platforms Inc., 4.30%, 08/15/29(a)	6,878	6,942,358
Netflix Inc., 6.38%, 05/15/29	5,824	6,250,950
		39,866,293
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(a)	3,611	3,608,932
Leisure Time — 0.2%
Brunswick Corp., 5.85%, 03/18/29(a)	2,765	2,854,893
Polaris Inc., 6.95%, 03/15/29(a)	3,360	3,573,528
		6,428,421
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29	2,821	2,709,691
Hyatt Hotels Corp., 5.25%, 06/30/29	4,226	4,338,140
Las Vegas Sands Corp.
3.90%, 08/08/29(a)	5,116	4,962,230
6.00%, 08/15/29(a)	3,390	3,529,635
Marriott International Inc./MD
4.88%, 05/15/29	3,431	3,499,421
4.90%, 04/15/29(a)	5,519	5,632,841
Sands China Ltd., 2.85%, 03/08/29	3,875	3,668,474
		28,340,432
Machinery — 2.2%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	3,417	3,467,536
4.70%, 11/15/29	6,412	6,573,511
4.85%, 02/27/29(a)	3,442	3,536,862
Caterpillar Inc., 2.60%, 09/19/29	2,944	2,802,270
CNH Industrial Capital LLC
5.10%, 04/20/29(a)	3,885	3,977,090
5.50%, 01/12/29	2,990	3,093,674
Deere & Co., 5.38%, 10/16/29	3,088	3,249,846
Dover Corp., 2.95%, 11/04/29	2,118	2,019,243
IDEX Corp., 4.95%, 09/01/29(a)	3,504	3,580,771
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand Inc., 5.18%, 06/15/29	$4,238	$4,376,404
John Deere Capital Corp.
2.80%, 07/18/29(a)	4,729	4,530,896
3.35%, 04/18/29	3,335	3,265,359
3.45%, 03/07/29	3,645	3,585,697
4.50%, 01/16/29	6,051	6,138,643
4.85%, 06/11/29	5,335	5,483,044
4.85%, 10/11/29(a)	2,900	2,993,024
Nordson Corp., 4.50%, 12/15/29	3,041	3,064,681
Rockwell Automation Inc., 3.50%, 03/01/29(a)	3,470	3,402,707
		69,141,258
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29(a)	6,233	5,853,884
3.38%, 03/01/29	4,569	4,464,700
Parker-Hannifin Corp.
3.25%, 06/14/29(a)	6,110	5,938,062
4.50%, 09/15/29	6,810	6,908,541
Pentair Finance SARL, 4.50%, 07/01/29	2,562	2,575,521
Textron Inc., 3.90%, 09/17/29(a)	2,029	1,994,755
		27,735,463
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	8,564	7,968,334
5.05%, 03/30/29	8,348	8,425,962
6.10%, 06/01/29	9,809	10,260,334
Comcast Corp.
4.55%, 01/15/29(a)	6,708	6,795,462
5.10%, 06/01/29	5,031	5,182,461
Fox Corp., 4.71%, 01/25/29	13,371	13,530,627
Paramount Global, 4.20%, 06/01/29(a)	1,637	1,603,198
Walt Disney Co. (The), 2.00%, 09/01/29(a)	13,679	12,718,651
		66,485,029
Mining — 0.1%
Freeport-McMoRan Inc., 5.25%, 09/01/29	2,805	2,849,160
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	4,783	4,580,911
Oil & Gas — 3.4%
BP Capital Markets America Inc.
4.70%, 04/10/29	7,324	7,454,386
4.87%, 11/25/29	4,495	4,609,269
4.97%, 10/17/29	5,865	6,036,328
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)(b)	5,080	5,184,706
Chevron USA Inc., 3.25%, 10/15/29(a)	3,942	3,846,595
ConocoPhillips Co., 6.95%, 04/15/29(a)	4,434	4,841,506
Coterra Energy Inc., 4.38%, 03/15/29	2,804	2,800,744
Diamondback Energy Inc., 3.50%, 12/01/29	6,921	6,680,424
EQT Corp.
4.50%, 01/15/29	4,785	4,782,807
5.00%, 01/15/29	2,160	2,186,439
6.38%, 04/01/29	3,215	3,325,514
Expand Energy Corp., 5.38%, 02/01/29	3,925	3,927,648
Exxon Mobil Corp., 2.44%, 08/16/29(a)	8,479	8,073,293
Helmerich & Payne Inc., 4.85%, 12/01/29(a)	2,437	2,439,291
Hess Corp., 7.88%, 10/01/29	2,966	3,359,266
Occidental Petroleum Corp., 5.20%, 08/01/29(a)	8,135	8,305,963
Patterson-UTI Energy Inc., 5.15%, 11/15/29(a)	2,472	2,481,244
39
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 Co., 3.15%, 12/15/29	$3,990	$3,817,745
Shell Finance U.S. Inc., 2.38%, 11/07/29	8,038	7,555,247
Shell International Finance BV, 2.38%, 11/07/29	825	779,005
TotalEnergies Capital International SA, 3.46%, 02/19/29	8,221	8,067,748
Valero Energy Corp., 4.00%, 04/01/29	2,901	2,876,181
		103,431,349
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29(a)	3,650	3,522,745
NOV Inc., 3.60%, 12/01/29(a)	3,286	3,181,691
		6,704,436
Packaging & Containers — 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/29	3,230	3,332,937
Packaging Corp. of America, 3.00%, 12/15/29	3,422	3,270,574
Sonoco Products Co., 4.60%, 09/01/29(a)	4,318	4,342,354
WRKCo Inc., 4.90%, 03/15/29(a)	4,928	5,021,052
		15,966,917
Pharmaceuticals — 6.7%
AbbVie Inc.
3.20%, 11/21/29	34,611	33,404,920
4.80%, 03/15/29	16,010	16,380,250
Astrazeneca Finance LLC, 4.85%, 02/26/29	8,092	8,297,193
AstraZeneca PLC, 4.00%, 01/17/29(a)	6,555	6,549,494
Becton Dickinson & Co.
4.87%, 02/08/29	3,727	3,795,349
5.08%, 06/07/29	4,780	4,905,415
Bristol-Myers Squibb Co.
3.40%, 07/26/29	15,634	15,268,276
4.90%, 02/22/29(a)	11,396	11,693,975
Cardinal Health Inc.
5.00%, 11/15/29	4,975	5,107,077
5.13%, 02/15/29(a)	3,925	4,033,820
Cencora Inc., 4.85%, 12/15/29(a)	4,175	4,265,512
CVS Health Corp.
3.25%, 08/15/29	11,688	11,236,630
5.00%, 01/30/29	6,667	6,804,189
5.40%, 06/01/29(a)	6,383	6,601,048
Eli Lilly & Co.
3.38%, 03/15/29	5,897	5,790,762
4.20%, 08/14/29	6,931	6,981,929
4.50%, 02/09/29(a)	6,277	6,382,230
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	6,848	6,694,899
Johnson & Johnson
4.80%, 06/01/29	7,933	8,181,234
6.95%, 09/01/29(a)	1,875	2,082,741
McKesson Corp., 4.25%, 09/15/29	3,405	3,416,211
Merck & Co. Inc., 3.40%, 03/07/29	11,785	11,554,697
Novartis Capital Corp., 3.80%, 09/18/29	6,700	6,659,480
Pfizer Inc., 3.45%, 03/15/29(a)	11,176	11,012,467
		207,099,798
Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29	3,186	3,226,985
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,328	7,139,245
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	9,653	9,652,233
DCP Midstream Operating LP, 5.13%, 05/15/29(a)	3,634	3,714,999
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	2,522	2,409,102
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
3.13%, 11/15/29(a)	$6,391	$6,101,251
5.30%, 04/05/29	5,092	5,250,333
Energy Transfer LP
4.15%, 09/15/29	3,490	3,461,491
5.25%, 04/15/29	9,707	9,981,060
5.25%, 07/01/29(a)	6,576	6,766,656
Enterprise Products Operating LLC, 3.13%, 07/31/29	8,774	8,476,180
Kinder Morgan Inc.
5.00%, 02/01/29	8,316	8,499,245
5.10%, 08/01/29	3,237	3,323,752
MPLX LP, 4.80%, 02/15/29	4,651	4,722,500
ONEOK Inc.
3.40%, 09/01/29	4,887	4,712,116
4.35%, 03/15/29	4,339	4,333,747
4.40%, 10/15/29(a)	3,875	3,871,694
5.38%, 06/01/29	3,300	3,394,424
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29(a)	6,706	6,490,622
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	6,545	6,607,701
Targa Resources Corp., 6.15%, 03/01/29	6,590	6,932,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29	2,535	2,576,563
Western Midstream Operating LP, 6.35%, 01/15/29	3,850	4,049,757
Williams Companies Inc. (The)
4.80%, 11/15/29	3,010	3,062,110
4.90%, 03/15/29	7,205	7,337,745
		136,093,661
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29(a)	3,270	3,388,415
Real Estate Investment Trusts — 6.1%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,737	2,566,070
4.50%, 07/30/29	2,368	2,370,269
American Homes 4 Rent LP, 4.90%, 02/15/29	2,577	2,624,041
American Tower Corp.
3.80%, 08/15/29	11,249	11,041,039
3.95%, 03/15/29	4,033	3,993,386
5.20%, 02/15/29	4,301	4,414,935
AvalonBay Communities Inc., 3.30%, 06/01/29	3,192	3,098,099
Boston Properties LP, 3.40%, 06/21/29	5,944	5,718,398
Brixmor Operating Partnership LP, 4.13%, 05/15/29	5,132	5,085,761
Camden Property Trust, 3.15%, 07/01/29	4,139	3,988,466
COPT Defense Properties, 2.00%, 01/15/29(a)	2,834	2,636,941
Crown Castle Inc.
3.10%, 11/15/29	3,884	3,693,960
4.30%, 02/15/29	3,932	3,915,700
4.90%, 09/01/29	3,695	3,747,328
5.60%, 06/01/29(a)	4,855	5,043,811
CubeSmart LP, 4.38%, 02/15/29	2,317	2,320,594
Digital Realty Trust LP, 3.60%, 07/01/29	5,857	5,719,129
EPR Properties, 3.75%, 08/15/29	2,170	2,090,129
Equinix Inc., 3.20%, 11/18/29	7,885	7,559,039
ERP Operating LP, 3.00%, 07/01/29(a)	3,886	3,737,832
Essex Portfolio LP, 4.00%, 03/01/29	3,317	3,290,393
Schedule of Investments
40

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
3.90%, 04/01/29	$2,370	$2,335,777
4.00%, 06/15/29	2,427	2,402,943
Federal Realty OP LP, 3.20%, 06/15/29(a)	2,333	2,238,009
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	5,188	5,287,431
Healthpeak OP LLC, 3.50%, 07/15/29	4,461	4,324,426
Highwoods Realty LP, 4.20%, 04/15/29	1,150	1,128,772
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	4,638	4,410,024
Kilroy Realty LP, 4.25%, 08/15/29	2,901	2,834,066
Mid-America Apartments LP, 3.95%, 03/15/29(a)	3,736	3,716,382
Omega Healthcare Investors Inc., 3.63%, 10/01/29	3,634	3,491,706
Piedmont Operating Partnership LP, 6.88%, 07/15/29	1,925	2,037,816
Prologis LP
2.88%, 11/15/29	3,125	2,976,856
4.38%, 02/01/29	1,831	1,845,057
Public Storage Operating Co.
3.39%, 05/01/29	3,252	3,176,997
5.13%, 01/15/29(a)	3,243	3,345,727
Realty Income Corp.
3.10%, 12/15/29(a)	3,908	3,754,171
3.25%, 06/15/29	3,041	2,947,440
3.95%, 02/01/29	2,625	2,610,785
4.00%, 07/15/29(a)	3,123	3,108,044
4.75%, 02/15/29(a)	2,755	2,806,392
Regency Centers LP, 2.95%, 09/15/29	3,084	2,951,431
Sabra Health Care LP, 3.90%, 10/15/29	2,561	2,488,443
Simon Property Group LP, 2.45%, 09/13/29	8,466	7,959,375
Store Capital LLC, 4.63%, 03/15/29(a)	2,328	2,313,657
UDR Inc., 4.40%, 01/26/29	2,033	2,044,187
Ventas Realty LP, 4.40%, 01/15/29	5,175	5,188,084
Welltower OP LLC
2.05%, 01/15/29	3,288	3,085,846
4.13%, 03/15/29(a)	3,709	3,706,040
Weyerhaeuser Co., 4.00%, 11/15/29	5,205	5,142,702
WP Carey Inc., 3.85%, 07/15/29(a)	2,389	2,350,421
		186,664,327
Retail — 2.8%
AutoZone Inc.
3.75%, 04/18/29	2,651	2,611,576
5.10%, 07/15/29(a)	4,433	4,557,222
Darden Restaurants Inc., 4.55%, 10/15/29	2,655	2,668,868
Dick's Sporting Goods Inc., 4.00%, 10/01/29(b)	802	784,489
Genuine Parts Co., 4.95%, 08/15/29(a)	5,355	5,413,166
Home Depot Inc. (The)
2.95%, 06/15/29(a)	11,202	10,816,266
4.75%, 06/25/29	8,070	8,263,445
4.90%, 04/15/29	4,553	4,687,118
Lowe's Companies Inc.
3.65%, 04/05/29	9,790	9,624,740
6.50%, 03/15/29	2,375	2,550,704
McDonald's Corp.
2.63%, 09/01/29	6,725	6,382,467
5.00%, 05/17/29	3,820	3,927,960
O'Reilly Automotive Inc., 3.90%, 06/01/29	3,313	3,279,667
Starbucks Corp., 3.55%, 08/15/29	6,594	6,465,982
Target Corp., 3.38%, 04/15/29(a)	7,237	7,090,028
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
2.38%, 09/24/29(a)	$2,158	$2,046,309
3.25%, 07/08/29(a)	5,085	4,983,603
		86,153,610
Semiconductors — 3.4%
Applied Materials Inc., 4.80%, 06/15/29	4,988	5,108,560
Broadcom Inc.
4.00%, 04/15/29(b)	5,266	5,241,984
4.75%, 04/15/29	10,592	10,784,857
5.05%, 07/12/29	14,415	14,846,167
Intel Corp.
2.45%, 11/15/29	13,030	12,119,905
4.00%, 08/05/29	6,144	6,073,142
KLA Corp., 4.10%, 03/15/29	5,665	5,676,413
Lam Research Corp., 4.00%, 03/15/29	6,067	6,054,919
Marvell Technology Inc., 5.75%, 02/15/29	3,406	3,556,279
Microchip Technology Inc., 5.05%, 03/15/29	6,340	6,461,689
Micron Technology Inc., 5.33%, 02/06/29(a)	4,691	4,831,699
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29(a)	7,015	6,993,781
Qorvo Inc., 4.38%, 10/15/29(a)	5,594	5,508,447
Texas Instruments Inc.
2.25%, 09/04/29	4,914	4,608,436
4.60%, 02/08/29	4,200	4,289,149
TSMC Arizona Corp., 4.13%, 04/22/29	2,060	2,063,878
		104,219,305
Software — 2.4%
Adobe Inc., 4.80%, 04/04/29	4,981	5,110,256
Atlassian Corp., 5.25%, 05/15/29	3,460	3,557,491
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	5,152	4,877,355
Cadence Design Systems Inc., 4.30%, 09/10/29	6,105	6,128,630
Fidelity National Information Services Inc., 3.75%, 05/21/29(a)	2,475	2,416,444
Fiserv Inc., 3.50%, 07/01/29	18,407	17,714,152
Oracle Corp.
4.20%, 09/27/29(a)	10,129	10,046,493
6.15%, 11/09/29	8,131	8,617,608
Roper Technologies Inc.
2.95%, 09/15/29	4,571	4,361,198
4.50%, 10/15/29	3,699	3,731,870
Take-Two Interactive Software Inc., 5.40%, 06/12/29	2,525	2,614,029
Workday Inc., 3.70%, 04/01/29	5,385	5,306,022
		74,481,548
Telecommunications — 4.1%
America Movil SAB de CV, 3.63%, 04/22/29	6,978	6,832,627
AT&T Inc., 4.35%, 03/01/29	20,009	20,066,540
Cisco Systems Inc., 4.85%, 02/26/29	16,168	16,566,950
Juniper Networks Inc., 3.75%, 08/15/29	3,112	3,041,250
Motorola Solutions Inc.
4.60%, 05/23/29	5,204	5,260,400
5.00%, 04/15/29	2,830	2,896,968
Rogers Communications Inc., 5.00%, 02/15/29	8,809	8,970,746
T-Mobile USA Inc.
2.40%, 03/15/29	3,702	3,493,725
2.63%, 02/15/29	6,747	6,414,134
3.38%, 04/15/29	14,018	13,628,323
4.20%, 10/01/29	4,880	4,878,979
4.85%, 01/15/29(a)	6,452	6,580,340
41
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
3.88%, 02/08/29	$6,575	$6,525,002
4.02%, 12/03/29	22,605	22,383,373
		127,539,357
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	5,969	5,835,547
Transportation — 1.4%
Canadian Pacific Railway Co., 2.88%, 11/15/29(a)	3,078	2,923,848
CSX Corp., 4.25%, 03/15/29(a)	6,341	6,382,253
FedEx Corp., 3.10%, 08/05/29(a)	5,768	5,535,420
Norfolk Southern Corp., 2.55%, 11/01/29	2,884	2,719,643
Ryder System Inc.
4.90%, 12/01/29	2,069	2,116,948
4.95%, 09/01/29(a)	2,065	2,111,847
5.38%, 03/15/29(a)	3,609	3,733,234
5.50%, 06/01/29(a)	1,710	1,782,943
Union Pacific Corp.
3.70%, 03/01/29	5,183	5,121,935
6.63%, 02/01/29	2,565	2,761,858
United Parcel Service Inc.
2.50%, 09/01/29	2,966	2,801,551
3.40%, 03/15/29	4,839	4,752,795
		42,744,275
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	3,722	3,769,274
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	3,625	3,542,803
Essential Utilities Inc., 3.57%, 05/01/29	2,587	2,528,322
		6,071,125
Total Long-Term Investments — 98.5% (Cost: $2,978,908,996)		3,038,898,983
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	144,379,037	$144,451,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	18,590,000	18,590,000
Total Short-Term Securities — 5.3% (Cost: $163,008,098)		163,041,226
Total Investments — 103.8% (Cost: $3,141,917,094)		3,201,940,209
Liabilities in Excess of Other Assets — (3.8)%		(116,269,790)
Net Assets — 100.0%		$3,085,670,419

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$194,107,777	$—	$(49,612,987)(a)	$(13,080)	$(30,484)	$144,451,226	144,379,037	$398,098 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,720,000	12,870,000 (a)	—	—	—	18,590,000	18,590,000	494,508	—
				$(13,080)	$(30,484)	$163,041,226		$892,606	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,038,898,983	$—	$3,038,898,983
Short-Term Securities
Money Market Funds	163,041,226	—	—	163,041,226
	$163,041,226	$3,038,898,983	$—	$3,201,940,209
See notes to financial statements.
43
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30	$2,452	$2,462,528
Omnicom Group Inc.
2.45%, 04/30/30	2,649	2,440,164
4.20%, 06/01/30	2,527	2,505,649
		7,408,341
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.95%, 02/01/30(a)	3,245	3,063,766
5.15%, 05/01/30(a)	17,502	17,986,429
General Dynamics Corp., 3.63%, 04/01/30	4,054	3,979,163
General Electric Co., 4.30%, 07/29/30	2,740	2,759,075
Lockheed Martin Corp.
1.85%, 06/15/30	1,936	1,749,056
4.40%, 08/15/30(a)	2,930	2,958,750
Northrop Grumman Corp.
4.40%, 05/01/30	3,223	3,250,676
4.65%, 07/15/30(a)	1,915	1,949,685
RTX Corp., 2.25%, 07/01/30(a)	4,248	3,900,125
		41,596,725
Agriculture — 1.9%
Altria Group Inc.
3.40%, 05/06/30	3,215	3,084,498
4.50%, 08/06/30(a)	2,105	2,112,310
Archer-Daniels-Midland Co., 3.25%, 03/27/30	4,075	3,920,813
BAT Capital Corp.
4.91%, 04/02/30	3,865	3,939,509
6.34%, 08/02/30	4,254	4,584,715
Bunge Ltd. Finance Corp., 4.55%, 08/04/30	2,164	2,181,523
Philip Morris International Inc.
1.75%, 11/01/30	2,934	2,598,295
2.10%, 05/01/30	3,397	3,100,551
4.00%, 10/29/30	2,715	2,676,267
4.38%, 04/30/30	2,435	2,444,853
5.13%, 02/15/30(a)	8,769	9,049,313
5.50%, 09/07/30	2,839	2,980,361
		42,673,008
Airlines — 0.3%
Delta Air Lines Inc., 5.25%, 07/10/30	3,788	3,870,362
Southwest Airlines Co., 2.63%, 02/10/30(a)	2,212	2,038,180
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31(a)	1,826	1,757,529
		7,666,071
Apparel — 0.6%
NIKE Inc., 2.85%, 03/27/30	6,218	5,914,673
PVH Corp., 5.50%, 06/13/30(a)	2,058	2,095,466
Ralph Lauren Corp., 2.95%, 06/15/30(a)	3,200	3,024,929
Tapestry Inc., 5.10%, 03/11/30	1,975	2,022,498
		13,057,566
Auto Manufacturers — 3.7%
American Honda Finance Corp.
4.50%, 09/04/30	2,789	2,792,566
4.60%, 04/17/30	3,010	3,040,768
4.80%, 03/05/30(a)	2,080	2,120,314
5.85%, 10/04/30	2,379	2,529,839
Cummins Inc., 1.50%, 09/01/30	3,535	3,139,922
Ford Motor Co., 9.63%, 04/22/30(a)	1,978	2,297,672
Security	Par (000)	Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	$6,896	$6,472,281
5.73%, 09/05/30	4,720	4,784,972
7.20%, 06/10/30(a)	3,252	3,481,226
7.35%, 03/06/30	4,825	5,167,155
General Motors Co., 5.63%, 04/15/30(a)	3,030	3,153,970
General Motors Financial Co. Inc.
3.60%, 06/21/30	4,463	4,280,502
5.35%, 01/07/30	4,821	4,959,630
5.45%, 07/15/30(a)	4,197	4,348,022
5.85%, 04/06/30(a)	3,760	3,944,282
Honda Motor Co. Ltd., 4.69%, 07/08/30	4,621	4,665,443
PACCAR Financial Corp., 4.55%, 05/08/30(a)	1,765	1,796,441
Toyota Motor Corp., 4.45%, 06/30/30(a)	1,310	1,325,086
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	2,989	2,762,571
3.38%, 04/01/30	4,090	3,967,244
4.55%, 05/17/30(a)	2,720	2,763,771
4.80%, 05/15/30	3,219	3,299,920
4.95%, 01/09/30	2,905	2,994,708
5.55%, 11/20/30	4,650	4,933,938
		85,022,243
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30(a)	1,549	1,486,568
Magna International Inc., 2.45%, 06/15/30(a)	3,246	2,989,046
		4,475,614
Banks — 6.9%
Banco Santander SA
2.75%, 12/03/30	6,205	5,630,147
3.49%, 05/28/30	4,254	4,087,342
5.57%, 01/17/30	3,891	4,056,170
Bank of Nova Scotia (The), 4.85%, 02/01/30	5,255	5,371,157
BankUnited Inc., 5.13%, 06/11/30	1,037	1,033,670
Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	1,795	1,789,727
Capital One NA, 2.70%, 02/06/30	2,318	2,170,533
Citibank N.A., 4.91%, 05/29/30	10,248	10,540,066
Citizens Financial Group Inc.
2.50%, 02/06/30	1,438	1,321,934
3.25%, 04/30/30	3,030	2,870,156
Commonwealth Bank of Australia, 4.15%, 10/01/30	1,189	1,191,920
First Horizon Bank, 5.75%, 05/01/30(a)	1,490	1,537,566
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30(a)	8,428	7,894,688
3.80%, 03/15/30	9,848	9,682,422
HSBC Holdings PLC, 4.95%, 03/31/30	10,201	10,456,545
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	3,215	2,978,422
Huntington National Bank (The), 5.65%, 01/10/30	3,695	3,860,363
JPMorgan Chase & Co., 8.75%, 09/01/30	2,157	2,555,493
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	5,405	4,886,000
2.56%, 02/25/30	4,577	4,272,861
National Australia Bank Ltd./New York
4.53%, 06/13/30	2,448	2,491,187
4.90%, 01/14/30	2,265	2,337,537
Northern Trust Corp., 1.95%, 05/01/30	4,355	3,975,638
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30(a)	8,210	7,691,220
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp.
2.40%, 01/24/30(a)	$3,449	$3,239,350
4.73%, 02/28/30	1,910	1,952,630
4.83%, 04/24/30(a)	4,257	4,371,825
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	6,008	5,448,144
2.14%, 09/23/30	2,760	2,480,483
2.75%, 01/15/30(a)	4,879	4,585,659
5.24%, 04/15/30(a)	3,130	3,243,801
5.71%, 01/13/30	5,415	5,707,684
5.85%, 07/13/30(a)	2,618	2,784,948
Toronto-Dominion Bank (The), 4.81%, 06/03/30	3,648	3,720,146
Truist Bank, 2.25%, 03/11/30	5,110	4,664,791
Truist Financial Corp., 1.95%, 06/05/30	3,275	2,951,419
U.S. Bancorp, 1.38%, 07/22/30(a)	5,436	4,782,251
Westpac Banking Corp.
2.65%, 01/16/30	3,089	2,920,391
4.35%, 07/01/30	1,865	1,884,025
		159,420,311
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30	7,147	6,975,668
Coca-Cola Co. (The)
1.65%, 06/01/30(a)	6,233	5,622,533
3.45%, 03/25/30	5,246	5,122,560
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	4,292	4,034,466
Constellation Brands Inc.
2.88%, 05/01/30	2,879	2,694,519
4.80%, 05/01/30(a)	1,472	1,493,319
Diageo Capital PLC, 2.00%, 04/29/30	4,553	4,152,067
Diageo Investment Corp., 5.13%, 08/15/30	2,442	2,530,566
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	3,245	3,069,593
4.60%, 05/15/30	1,950	1,954,631
PepsiCo Inc.
1.63%, 05/01/30	4,220	3,801,700
2.75%, 03/19/30	6,457	6,113,676
4.30%, 07/23/30	2,520	2,540,921
4.60%, 02/07/30	3,170	3,240,640
		53,346,859
Biotechnology — 1.5%
Amgen Inc.
2.45%, 02/21/30	5,617	5,216,077
5.25%, 03/02/30	10,787	11,192,012
Biogen Inc., 2.25%, 05/01/30(a)	6,154	5,631,918
Gilead Sciences Inc., 1.65%, 10/01/30	4,430	3,941,844
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	5,168	4,581,560
Royalty Pharma PLC, 2.20%, 09/02/30	4,219	3,800,166
		34,363,577
Building Materials — 1.4%
Amrize Finance U.S. LLC, 4.95%, 04/07/30(b)	3,719	3,806,642
Carlisle Companies Inc., 2.75%, 03/01/30(a)	2,947	2,766,188
Carrier Global Corp., 2.72%, 02/15/30	8,151	7,647,523
CRH SMW Finance DAC, 5.13%, 01/09/30	4,535	4,664,632
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	2,873	2,552,857
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30	2,139	1,992,613
Masco Corp., 2.00%, 10/01/30	1,501	1,344,265
Mohawk Industries Inc., 3.63%, 05/15/30	1,370	1,324,111
Security	Par (000)	Value
Building Materials (continued)
Owens Corning
3.50%, 02/15/30	$1,695	$1,635,977
3.88%, 06/01/30(a)	1,196	1,171,038
Vulcan Materials Co., 3.50%, 06/01/30	3,085	2,980,640
		31,886,486
Chemicals — 1.1%
Air Products and Chemicals Inc., 2.05%, 05/15/30	3,653	3,342,241
Dow Chemical Co. (The), 2.10%, 11/15/30(a)	3,491	3,095,209
Ecolab Inc., 4.80%, 03/24/30	2,969	3,046,260
EIDP Inc., 2.30%, 07/15/30	2,233	2,060,002
Linde Inc./CT, 1.10%, 08/10/30	2,865	2,502,633
LYB International Finance III LLC, 2.25%, 10/01/30(a)	2,227	1,989,639
Nutrien Ltd., 2.95%, 05/13/30	2,170	2,045,046
PPG Industries Inc., 2.55%, 06/15/30(a)	1,165	1,081,005
Sherwin-Williams Co. (The)
2.30%, 05/15/30	2,280	2,094,359
4.50%, 08/15/30(a)	2,007	2,019,445
Westlake Corp., 3.38%, 06/15/30(a)	1,489	1,420,101
		24,695,940
Commercial Services — 1.5%
Automatic Data Processing Inc., 1.25%, 09/01/30	4,217	3,704,982
Block Financial LLC, 3.88%, 08/15/30	2,800	2,702,844
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,803	1,648,949
Equifax Inc., 3.10%, 05/15/30	2,335	2,204,190
Global Payments Inc., 2.90%, 05/15/30	4,267	3,936,910
Leland Stanford Junior University (The), Series 2025, 4.15%, 08/01/30	405	407,073
PayPal Holdings Inc., 2.30%, 06/01/30	4,269	3,934,227
President and Fellows of Harvard College, 4.89%, 03/15/30(a)	380	392,698
Quanta Services Inc., 2.90%, 10/01/30	4,165	3,896,179
RELX Capital Inc.
3.00%, 05/22/30	3,369	3,190,569
4.75%, 03/27/30	2,801	2,856,201
S&P Global Inc., 1.25%, 08/15/30	2,445	2,134,601
Trustees of Dartmouth College, 4.27%, 06/01/30	217	218,936
Trustees of Princeton University (The), 4.65%, 07/01/30(a)	235	240,887
Verisk Analytics Inc., 4.50%, 08/15/30	2,302	2,310,310
Yale University, Series 2020, 1.48%, 04/15/30	2,049	1,840,376
		35,619,932
Computers — 2.4%
Amdocs Ltd., 2.54%, 06/15/30	2,885	2,648,737
Apple Inc.
1.25%, 08/20/30	5,175	4,568,118
1.65%, 05/11/30	6,860	6,207,705
4.15%, 05/10/30	1,877	1,897,199
4.20%, 05/12/30	4,145	4,181,382
CGI Inc., 4.95%, 03/14/30(b)	2,859	2,901,200
Dell International LLC/EMC Corp.
4.35%, 02/01/30	3,360	3,357,383
5.00%, 04/01/30	3,369	3,446,848
6.20%, 07/15/30	3,190	3,414,650
Hewlett Packard Enterprise Co., 4.40%, 10/15/30	3,438	3,409,615
HP Inc.
3.40%, 06/17/30(a)	2,265	2,161,185
5.40%, 04/25/30	1,750	1,816,206
International Business Machines Corp.
1.95%, 05/15/30	5,699	5,177,329
45
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.80%, 02/10/30	$3,940	$4,034,067
Leidos Inc., 4.38%, 05/15/30	2,205	2,197,276
NetApp Inc., 2.70%, 06/22/30	2,928	2,716,311
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	2,092	1,927,378
		56,062,589
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co., 4.20%, 05/01/30	2,196	2,215,595
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30(a)	2,780	2,596,307
Kenvue Inc., 5.00%, 03/22/30(a)	4,163	4,270,301
Procter & Gamble Co. (The)
1.20%, 10/29/30	5,277	4,627,554
3.00%, 03/25/30(a)	6,098	5,859,292
4.05%, 05/01/30	2,875	2,888,142
Unilever Capital Corp., 1.38%, 09/14/30(a)	2,020	1,784,375
		24,241,566
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.38%, 11/15/30	2,389	2,376,730
6.15%, 09/30/30	3,663	3,921,714
Affiliated Managers Group Inc., 3.30%, 06/15/30(a)	1,620	1,540,419
Air Lease Corp.
3.00%, 02/01/30	2,381	2,220,234
3.13%, 12/01/30	3,043	2,812,274
BGC Group Inc., 6.15%, 04/02/30	2,340	2,416,476
Brookfield Finance Inc., 4.35%, 04/15/30	3,218	3,219,515
Cboe Global Markets Inc., 1.63%, 12/15/30	2,297	2,020,853
Charles Schwab Corp. (The), 4.63%, 03/22/30	2,302	2,347,178
CME Group Inc., 4.40%, 03/15/30	3,338	3,375,606
Franklin Resources Inc., 1.60%, 10/30/30	3,697	3,244,495
Intercontinental Exchange Inc., 2.10%, 06/15/30	5,305	4,838,827
Jefferies Financial Group Inc., 4.15%, 01/23/30	4,234	4,140,814
LPL Holdings Inc.
5.15%, 06/15/30	2,220	2,261,792
5.20%, 03/15/30	3,043	3,108,126
Mastercard Inc., 3.35%, 03/26/30	5,702	5,552,402
Nomura Holdings Inc.
2.68%, 07/16/30	4,355	4,007,056
3.10%, 01/16/30(a)	6,072	5,746,669
4.90%, 07/01/30	2,985	3,025,650
ORIX Corp., 4.45%, 09/09/30	1,560	1,559,269
Raymond James Financial Inc., 4.65%, 04/01/30(a)	2,280	2,322,251
Stifel Financial Corp., 4.00%, 05/15/30	1,918	1,876,137
Visa Inc., 2.05%, 04/15/30(a)	6,023	5,553,194
		73,487,681
Electric — 7.0%
AEP Texas Inc., Series I, 2.10%, 07/01/30(a)	2,510	2,275,152
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	2,431	2,140,619
Ameren Illinois Co., 1.55%, 11/15/30	1,626	1,428,012
American Electric Power Co. Inc., 2.30%, 03/01/30	1,241	1,139,314
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	4,516	4,428,273
Black Hills Corp., 2.50%, 06/15/30	1,608	1,481,094
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30	2,170	2,220,047
CenterPoint Energy Inc., 2.95%, 03/01/30(a)	1,388	1,314,980
Commonwealth Edison Co., 2.20%, 03/01/30	1,380	1,275,292
Connecticut Light and Power Co. (The), 4.95%, 01/15/30	1,575	1,618,937
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30	$2,455	$2,378,633
Consumers Energy Co., 4.70%, 01/15/30(a)	3,006	3,070,641
Dayton Power & Light Co. (The), 4.55%, 08/15/30(b)	1,530	1,523,486
Dominion Energy Inc.
5.00%, 06/15/30(a)	3,125	3,207,732
Series C, 3.38%, 04/01/30	6,099	5,861,161
DTE Electric Co., 2.25%, 03/01/30(a)	2,603	2,410,726
DTE Energy Co.
2.95%, 03/01/30	1,165	1,099,076
5.20%, 04/01/30	4,469	4,609,017
Duke Energy Carolinas LLC
2.45%, 02/01/30	1,995	1,865,053
4.85%, 03/15/30	1,730	1,778,041
Duke Energy Corp., 2.45%, 06/01/30	3,528	3,258,053
Duke Energy Florida LLC, 1.75%, 06/15/30	2,173	1,953,451
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,665	1,522,275
Edison International, 6.25%, 03/15/30(a)	1,878	1,948,581
Entergy Corp., 2.80%, 06/15/30	2,373	2,215,822
Entergy Louisiana LLC, 1.60%, 12/15/30(a)	1,363	1,203,464
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(a)	1,627	1,498,365
Eversource Energy
4.45%, 12/15/30	1,370	1,365,145
Series R, 1.65%, 08/15/30	2,389	2,102,263
Exelon Corp., 4.05%, 04/15/30	5,307	5,258,547
FirstEnergy Corp.
2.65%, 03/01/30	2,516	2,335,374
Series B, 2.25%, 09/01/30(a)	1,811	1,635,174
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,540	1,549,559
Florida Power & Light Co., 4.63%, 05/15/30(a)	2,175	2,218,547
Georgia Power Co., 4.55%, 03/15/30(a)	2,910	2,961,486
Interstate Power and Light Co., 2.30%, 06/01/30	1,725	1,577,045
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,675	1,639,227
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,324	2,166,353
4.95%, 02/07/30(a)	1,210	1,245,031
Nevada Power Co., Series DD, 2.40%, 05/01/30	1,788	1,660,575
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	7,594	6,957,871
5.00%, 02/28/30(a)	2,762	2,852,186
5.05%, 03/15/30(a)	4,217	4,345,437
NSTAR Electric Co.
3.95%, 04/01/30	1,615	1,597,727
4.85%, 03/01/30	1,735	1,778,585
Ohio Power Co., Series P, 2.60%, 04/01/30	1,287	1,197,887
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	1,389	1,336,857
3.30%, 03/15/30	889	856,397
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	2,923	2,748,186
Pacific Gas and Electric Co., 4.55%, 07/01/30	12,583	12,490,294
PacifiCorp, 2.70%, 09/15/30	1,834	1,695,681
Pinnacle West Capital Corp., 5.15%, 05/15/30	1,410	1,452,442
PPL Capital Funding Inc., 4.13%, 04/15/30(a)	1,823	1,810,478
Public Service Electric & Gas Co., 2.45%, 01/15/30(a)	1,289	1,208,678
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	2,767	2,432,379
4.90%, 03/15/30	1,815	1,852,686
Puget Energy Inc., 4.10%, 06/15/30	2,440	2,387,882
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	$3,415	$3,019,909
Southern California Edison Co.
2.25%, 06/01/30(a)	2,565	2,311,410
5.25%, 03/15/30(a)	3,205	3,277,037
Southern Co. (The), Series A, 3.70%, 04/30/30	3,919	3,829,897
Southern Power Co., Series A, 4.25%, 10/01/30	2,249	2,236,798
Tucson Electric Power Co., 1.50%, 08/01/30(a)	1,175	1,037,279
Union Electric Co., 2.95%, 03/15/30	2,023	1,926,435
WEC Energy Group Inc., 1.80%, 10/15/30	1,152	1,020,158
Wisconsin Electric Power Co., 4.15%, 10/15/30	2,087	2,080,455
Xcel Energy Inc., 3.40%, 06/01/30	2,522	2,421,671
		160,602,325
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,285	2,051,801
Emerson Electric Co., 1.95%, 10/15/30	2,120	1,914,595
		3,966,396
Electronics — 1.0%
Amphenol Corp.
2.80%, 02/15/30(a)	3,748	3,546,004
4.13%, 11/15/30	3,330	3,303,828
Flex Ltd., 4.88%, 05/12/30	2,730	2,762,753
Honeywell International Inc.
1.95%, 06/01/30	3,854	3,496,014
4.70%, 02/01/30(a)	4,294	4,378,824
Jabil Inc., 3.60%, 01/15/30	2,288	2,210,319
Keysight Technologies Inc., 5.35%, 07/30/30	2,760	2,864,588
Tyco Electronics Group SA, 4.63%, 02/01/30	1,290	1,311,591
		23,873,921
Environmental Control — 0.6%
Republic Services Inc.
2.30%, 03/01/30	2,772	2,567,660
4.75%, 07/15/30	1,730	1,772,847
Waste Connections Inc., 2.60%, 02/01/30	2,641	2,487,233
Waste Management Inc.
4.63%, 02/15/30	3,029	3,081,817
4.65%, 03/15/30	2,835	2,887,703
		12,797,260
Food — 2.0%
Campbell's Co. (The), 2.38%, 04/24/30	2,161	1,977,697
Conagra Brands Inc.
5.00%, 08/01/30(a)	2,170	2,197,474
8.25%, 09/15/30	1,298	1,492,984
General Mills Inc.
2.88%, 04/15/30(a)	3,065	2,887,723
4.88%, 01/30/30	3,132	3,197,359
Hershey Co. (The)
1.70%, 06/01/30	1,527	1,370,011
4.75%, 02/24/30	2,005	2,050,632
Hormel Foods Corp., 1.80%, 06/11/30	4,131	3,714,815
Ingredion Inc., 2.90%, 06/01/30(a)	2,662	2,494,910
J M Smucker Co. (The), 2.38%, 03/15/30	2,070	1,918,718
Kellanova, 2.10%, 06/01/30	1,842	1,674,776
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	3,335	3,242,965
Kroger Co. (The), 2.20%, 05/01/30(a)	2,011	1,844,461
McCormick & Co. Inc./MD, 2.50%, 04/15/30	2,125	1,967,761
Mondelez International Inc.
2.75%, 04/13/30	3,335	3,129,938
4.50%, 05/06/30(a)	1,575	1,586,631
Security	Par (000)	Value
Food (continued)
Sysco Corp.
2.40%, 02/15/30	$2,210	$2,048,283
5.10%, 09/23/30	2,805	2,891,788
5.95%, 04/01/30	4,160	4,410,663
		46,099,589
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	4,140	4,167,906
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	2,154	1,913,227
National Fuel Gas Co., 5.50%, 03/15/30(a)	2,207	2,279,646
NiSource Inc., 3.60%, 05/01/30	4,135	4,008,421
ONE Gas Inc., 2.00%, 05/15/30	1,317	1,202,217
Southern California Gas Co., Series XX, 2.55%, 02/01/30(a)	2,861	2,679,346
Southwest Gas Corp., 2.20%, 06/15/30(a)	1,947	1,773,517
		13,856,374
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	3,227	2,938,417
Health Care - Products — 1.6%
Abbott Laboratories, 1.40%, 06/30/30(a)	2,589	2,313,793
Agilent Technologies Inc., 2.10%, 06/04/30	2,070	1,882,105
Baxter International Inc., 3.95%, 04/01/30	2,382	2,321,850
Boston Scientific Corp., 2.65%, 06/01/30	5,026	4,711,319
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	3,114	2,889,539
GE HealthCare Technologies Inc., 5.86%, 03/15/30	5,233	5,541,237
Smith & Nephew PLC, 2.03%, 10/14/30	4,029	3,607,217
Stryker Corp.
1.95%, 06/15/30	3,912	3,540,104
4.85%, 02/10/30(a)	3,413	3,500,943
Thermo Fisher Scientific Inc., 4.98%, 08/10/30(a)	3,244	3,350,812
Zimmer Biomet Holdings Inc., 5.05%, 02/19/30(a)	2,160	2,220,158
		35,879,077
Health Care - Services — 3.6%
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	500	503,313
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	95	87,345
Banner Health, 2.34%, 01/01/30(a)	904	841,145
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	1,211	1,080,506
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	1,715	1,670,010
Centene Corp.
3.00%, 10/15/30	8,018	7,170,808
3.38%, 02/15/30	7,185	6,614,576
Cigna Group (The)
2.40%, 03/15/30	5,899	5,454,660
4.50%, 09/15/30(a)	3,911	3,926,572
CommonSpirit Health
2.78%, 10/01/30(a)	1,437	1,333,983
4.35%, 09/01/30	1,000	997,233
Elevance Health Inc.
2.25%, 05/15/30	4,679	4,277,215
4.75%, 02/15/30(a)	3,105	3,162,218
HCA Inc.
3.50%, 09/01/30	10,740	10,309,464
4.30%, 11/15/30	2,165	2,154,404
5.25%, 03/01/30	3,154	3,255,996
47
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Humana Inc., 4.88%, 04/01/30	$2,201	$2,229,048
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	2,635	2,637,145
Quest Diagnostics Inc., 2.95%, 06/30/30(a)	3,224	3,038,793
Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,477	1,423,439
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	2,090	1,919,083
UnitedHealth Group Inc.
2.00%, 05/15/30	4,785	4,350,873
4.80%, 01/15/30	5,577	5,705,235
5.30%, 02/15/30(a)	5,086	5,297,428
Universal Health Services Inc., 2.65%, 10/15/30	3,356	3,045,468
		82,485,960
Holding Companies - Diversified — 2.2%
Apollo Debt Solutions BDC, 5.88%, 08/30/30(b)	1,837	1,857,774
Ares Capital Corp., 5.50%, 09/01/30	3,040	3,065,927
Ares Strategic Income Fund
5.60%, 02/15/30	3,163	3,182,245
5.80%, 09/09/30(b)	1,943	1,958,322
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(a)	1,375	1,370,200
Barings Private Credit Corp., 6.15%, 06/11/30(b)	1,442	1,431,763
Blackstone Private Credit Fund
5.05%, 09/10/30(a)	1,931	1,898,043
5.25%, 04/01/30	1,540	1,532,458
Blackstone Secured Lending Fund, 5.30%, 06/30/30(a)	2,100	2,099,453
Blue Owl Capital Corp., 6.20%, 07/15/30(a)	1,715	1,753,030
Blue Owl Credit Income Corp., 5.80%, 03/15/30	4,104	4,126,494
Capital Southwest Corp., 5.95%, 09/18/30	1,325	1,327,723
Carlyle Secured Lending Inc., 6.75%, 02/18/30	1,160	1,192,281
Franklin BSP Capital Corp., 6.00%, 10/02/30(b)	1,060	1,039,622
FS KKR Capital Corp., 6.13%, 01/15/30(a)	2,550	2,521,091
Goldman Sachs BDC Inc., 5.65%, 09/09/30	1,446	1,455,414
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(a)(b)	2,302	2,354,116
Golub Capital Private Credit Fund, 5.88%, 05/01/30(a)	1,935	1,966,711
Morgan Stanley Direct Lending Fund, 6.00%, 05/19/30(a)	1,295	1,323,238
MSD Investment Corp., 6.25%, 05/31/30(b)	2,040	2,052,019
North Haven Private Income Fund LLC, 5.75%, 02/01/30	1,105	1,105,380
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	1,155	1,187,892
Oaktree Specialty Lending Corp., 6.34%, 02/27/30(a)	1,170	1,174,489
Oaktree Strategic Credit Fund, 6.19%, 07/15/30(b)	1,680	1,693,329
Sixth Street Lending Partners
5.75%, 01/15/30(a)	2,267	2,296,871
6.13%, 07/15/30(a)(b)	3,073	3,155,109
Sixth Street Specialty Lending Inc., 5.63%, 08/15/30	1,156	1,167,866
		51,288,860
Home Builders — 0.4%
DR Horton Inc., 4.85%, 10/15/30(a)	1,470	1,499,077
Lennar Corp., 5.20%, 07/30/30	2,915	2,996,771
NVR Inc., 3.00%, 05/15/30	3,640	3,450,422
Sekisui House U.S., Inc., 3.85%, 01/15/30	1,035	997,984
		8,944,254
Security	Par (000)	Value
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	$2,058	$1,918,060
Clorox Co. (The), 1.80%, 05/15/30(a)	2,208	1,981,028
Kimberly-Clark Corp., 3.10%, 03/26/30	3,251	3,123,154
		7,022,242
Insurance — 3.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	1,200	1,443,646
Aflac Inc., 3.60%, 04/01/30(a)	4,156	4,070,957
Alleghany Corp., 3.63%, 05/15/30	2,183	2,135,318
Allstate Corp. (The), 1.45%, 12/15/30(a)	2,707	2,344,555
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,133	1,183,718
American International Group Inc.
3.40%, 06/30/30	1,640	1,573,979
4.85%, 05/07/30	2,593	2,651,226
Aon Corp., 2.80%, 05/15/30	4,239	3,985,320
Aspen Insurance Holdings Ltd., 5.75%, 07/01/30(a)	1,000	1,045,091
Assurant Inc., 3.70%, 02/22/30	1,535	1,490,429
Athene Holding Ltd., 6.15%, 04/03/30(a)	2,255	2,395,428
AXA SA, 8.60%, 12/15/30	3,640	4,299,307
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	3,215	2,848,245
1.85%, 03/12/30(a)	1,925	1,761,564
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,955	1,996,569
Brown & Brown Inc., 4.90%, 06/23/30	3,444	3,489,487
Chubb INA Holdings LLC, 1.38%, 09/15/30	4,324	3,795,579
CNA Financial Corp., 2.05%, 08/15/30	2,315	2,073,329
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30(a)	2,110	2,117,698
Fidelity National Financial Inc., 3.40%, 06/15/30	2,757	2,620,140
First American Financial Corp., 4.00%, 05/15/30	1,888	1,826,786
Globe Life Inc., 2.15%, 08/15/30(a)	1,904	1,720,330
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	1,343	1,217,404
Horace Mann Educators Corp., 4.70%, 10/01/30	1,430	1,418,813
Kemper Corp., 2.40%, 09/30/30	1,864	1,661,166
Lincoln National Corp., 3.05%, 01/15/30(a)	2,021	1,920,415
Loews Corp., 3.20%, 05/15/30(a)	2,126	2,034,163
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	3,248	2,954,428
4.65%, 03/15/30(a)	4,182	4,253,091
MetLife Inc., 4.55%, 03/23/30(a)	4,175	4,249,327
Principal Financial Group Inc., 2.13%, 06/15/30	2,684	2,433,350
Progressive Corp. (The), 3.20%, 03/26/30	2,165	2,084,041
Prudential Financial Inc., 2.10%, 03/10/30(a)	2,193	2,025,723
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	4,021	3,860,854
Reinsurance Group of America Inc., 3.15%, 06/15/30	2,712	2,564,441
		85,545,917
Internet — 2.4%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)	3,310	3,425,285
Alphabet Inc.
1.10%, 08/15/30(a)	8,933	7,834,867
4.00%, 05/15/30(a)	3,295	3,306,605
Amazon.com Inc., 1.50%, 06/03/30	8,049	7,212,958
Baidu Inc.
2.38%, 10/09/30	345	318,433
3.43%, 04/07/30(a)	595	577,830
eBay Inc., 2.70%, 03/11/30	4,067	3,805,385
Expedia Group Inc., 3.25%, 02/15/30(a)	5,059	4,828,418
JD.com Inc., 3.38%, 01/14/30(a)	1,795	1,745,040
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Meta Platforms Inc.
4.20%, 11/15/30	$8,695	$8,684,739
4.80%, 05/15/30	4,338	4,462,060
Tencent Music Entertainment Group, 2.00%, 09/03/30	2,254	2,032,774
Uber Technologies Inc., 4.30%, 01/15/30	5,219	5,231,448
Weibo Corp., 3.38%, 07/08/30(a)	2,955	2,809,592
		56,275,434
Iron & Steel — 0.6%
Nucor Corp.
2.70%, 06/01/30(a)	2,232	2,093,713
4.65%, 06/01/30(a)	2,096	2,132,495
Reliance Inc., 2.15%, 08/15/30	2,230	2,012,857
Steel Dynamics Inc., 3.45%, 04/15/30	2,575	2,480,742
Vale Overseas Ltd., 3.75%, 07/08/30	5,471	5,278,573
		13,998,380
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 04/23/30(a)	2,043	2,126,429
Las Vegas Sands Corp., 6.00%, 06/14/30	1,828	1,911,683
Marriott International Inc./MD
4.80%, 03/15/30	2,120	2,160,281
Series FF, 4.63%, 06/15/30	4,156	4,201,084
Sands China Ltd., 4.38%, 06/18/30	2,791	2,745,710
		13,145,187
Machinery — 1.9%
Caterpillar Financial Services Corp., 4.80%, 01/08/30(a)	1,979	2,045,157
Caterpillar Inc., 2.60%, 04/09/30	3,250	3,063,202
CNH Industrial Capital LLC, 4.50%, 10/16/30	2,009	2,005,962
Deere & Co., 3.10%, 04/15/30(a)	2,948	2,834,593
Deere Funding Canada Corp., 4.15%, 10/09/30	1,880	1,876,590
Eaton Capital ULC, 4.45%, 05/09/30	2,150	2,170,031
Flowserve Corp., 3.50%, 10/01/30	2,108	2,007,583
IDEX Corp., 3.00%, 05/01/30(a)	2,015	1,901,558
John Deere Capital Corp.
2.45%, 01/09/30(a)	2,277	2,140,356
4.38%, 10/15/30	2,335	2,353,271
4.70%, 06/10/30	4,016	4,113,068
Series I, 4.55%, 06/05/30(a)	3,278	3,328,766
Oshkosh Corp., 3.10%, 03/01/30	1,184	1,124,464
Otis Worldwide Corp., 2.57%, 02/15/30	6,143	5,727,752
Regal Rexnord Corp., 6.30%, 02/15/30	4,172	4,414,778
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/30	1,945	1,989,667
		43,096,798
Manufacturing — 0.3%
3M Co.
3.05%, 04/15/30	2,645	2,521,755
4.80%, 03/15/30	2,075	2,123,686
Textron Inc., 3.00%, 06/01/30	2,710	2,554,452
		7,199,893
Media — 1.3%
Comcast Corp.
2.65%, 02/01/30	6,802	6,366,823
3.40%, 04/01/30	6,431	6,209,207
4.25%, 10/15/30	6,173	6,160,399
Fox Corp., 3.50%, 04/08/30(a)	2,810	2,715,345
Paramount Global, 7.88%, 07/30/30	2,520	2,786,113
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The), 3.80%, 03/22/30(a)	$5,547	$5,492,974
		29,730,861
Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	2,992	2,861,112
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30	4,232	4,364,979
5.25%, 09/08/30	3,786	3,944,717
Freeport-McMoRan Inc.
4.25%, 03/01/30(a)	1,820	1,805,464
4.63%, 08/01/30	2,520	2,522,164
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	1,935	1,856,393
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	6,516	6,685,272
		24,040,101
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	2,592	2,639,147
Oil & Gas — 4.9%
APA Corp., Series ., 4.25%, 01/15/30(a)	1,660	1,619,932
BP Capital Markets America Inc.
1.75%, 08/10/30	4,015	3,589,851
3.63%, 04/06/30(a)	5,098	4,996,375
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,310	2,165,781
Chevron Corp., 2.24%, 05/11/30	5,907	5,463,001
Chevron USA Inc.
4.30%, 10/15/30	5,115	5,158,607
4.69%, 04/15/30	3,540	3,623,114
ConocoPhillips Co., 4.70%, 01/15/30	5,759	5,875,585
Devon Energy Corp., 4.50%, 01/15/30(a)	2,367	2,371,380
Diamondback Energy Inc., 5.15%, 01/30/30	3,565	3,660,290
EOG Resources Inc., 4.38%, 04/15/30(a)	3,385	3,410,400
EQT Corp.
7.00%, 02/01/30	3,243	3,519,392
7.50%, 06/01/30	1,146	1,262,762
Expand Energy Corp., 5.38%, 03/15/30	5,083	5,157,208
Exxon Mobil Corp.
2.61%, 10/15/30(a)	8,156	7,621,966
3.48%, 03/19/30	7,890	7,714,998
HF Sinclair Corp., 4.50%, 10/01/30(a)	1,425	1,407,271
Marathon Petroleum Corp., 5.15%, 03/01/30	4,314	4,432,422
Occidental Petroleum Corp.
6.63%, 09/01/30	6,073	6,515,553
8.88%, 07/15/30(a)	4,005	4,628,149
Ovintiv Inc., 8.13%, 09/15/30	1,369	1,560,104
Phillips 66, 2.15%, 12/15/30	3,629	3,243,983
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,397	3,061,759
Shell Finance U.S. Inc., 2.75%, 04/06/30	5,937	5,622,666
Shell International Finance BV, 2.75%, 04/06/30(a)	521	495,995
TotalEnergies Capital International SA, 2.83%, 01/10/30	5,209	4,960,769
Valero Energy Corp., 5.15%, 02/15/30	2,025	2,083,146
Viper Energy Partners LLC, 4.90%, 08/01/30	1,635	1,646,488
Woodside Finance Ltd., 5.40%, 05/19/30	4,608	4,731,449
		111,600,396
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	2,210	2,231,479
Halliburton Co., 2.92%, 03/01/30(a)	4,169	3,935,749
49
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Investment SA, 2.65%, 06/26/30	$2,143	$2,003,238
		8,170,466
Packaging & Containers — 0.5%
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,405	2,222,720
5.10%, 03/17/30	2,105	2,160,493
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(a)	3,105	3,199,646
Sonoco Products Co., 3.13%, 05/01/30	2,407	2,271,953
WestRock MWV LLC, 8.20%, 01/15/30	1,820	2,075,082
		11,929,894
Pharmaceuticals — 5.0%
AbbVie Inc., 4.88%, 03/15/30	4,037	4,155,079
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	2,740	2,823,425
AstraZeneca PLC, 1.38%, 08/06/30	5,455	4,821,544
Becton Dickinson & Co., 2.82%, 05/20/30	3,197	3,000,848
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	5,314	4,672,443
Cardinal Health Inc., 4.50%, 09/15/30(a)	2,324	2,337,343
Cencora Inc., 2.80%, 05/15/30	2,110	1,982,414
CVS Health Corp.
1.75%, 08/21/30	4,965	4,375,952
3.75%, 04/01/30	5,771	5,610,815
5.13%, 02/21/30(a)	6,281	6,449,154
Eli Lilly & Co., 4.75%, 02/12/30(a)	5,057	5,194,596
GlaxoSmithKline Capital Inc., 4.50%, 04/15/30(a)	2,940	2,984,221
Johnson & Johnson
1.30%, 09/01/30	7,351	6,520,236
4.70%, 03/01/30	4,215	4,342,227
McKesson Corp., 4.65%, 05/30/30(a)	2,855	2,901,328
Merck & Co. Inc.
1.45%, 06/24/30	5,164	4,594,030
4.15%, 09/15/30(a)	3,050	3,056,010
4.30%, 05/17/30	3,099	3,126,183
Novartis Capital Corp., 2.20%, 08/14/30	5,980	5,510,083
Pfizer Inc.
1.70%, 05/28/30	4,079	3,673,695
2.63%, 04/01/30	5,125	4,821,037
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	11,653	11,884,043
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	9,829	8,955,024
Viatris Inc., 2.70%, 06/22/30	5,303	4,795,266
Zoetis Inc., 2.00%, 05/15/30	3,285	2,991,756
		115,578,752
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30(a)	1,351	1,554,798
Enbridge Inc.
4.90%, 06/20/30(a)	1,931	1,974,920
6.20%, 11/15/30(a)	3,140	3,384,563
Energy Transfer LP
3.75%, 05/15/30	6,587	6,395,539
5.20%, 04/01/30	1,400	1,443,004
6.40%, 12/01/30	4,228	4,577,909
Enterprise Products Operating LLC, 2.80%, 01/31/30	5,160	4,884,193
Kinder Morgan Inc., 5.15%, 06/01/30(a)	3,711	3,827,523
MPLX LP, 2.65%, 08/15/30	6,057	5,576,057
ONEOK Inc.
3.10%, 03/15/30	3,086	2,921,456
3.25%, 06/01/30	2,103	1,993,367
5.80%, 11/01/30	2,177	2,288,750
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30	$3,195	$3,087,847
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	8,082	8,110,931
Targa Resources Corp., 4.90%, 09/15/30	3,260	3,305,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	3,919	3,975,142
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,118	5,044,999
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	2,944	2,809,344
Western Midstream Operating LP, 4.05%, 02/01/30	4,499	4,388,255
Williams Companies Inc. (The)
3.50%, 11/15/30	4,270	4,080,573
4.63%, 06/30/30	2,821	2,841,544
		78,466,664
Real Estate — 0.1%
CBRE Services Inc., 4.80%, 06/15/30	2,090	2,120,448
Real Estate Investment Trusts — 6.0%
Agree LP, 2.90%, 10/01/30	1,547	1,442,971
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,793	1,806,927
4.90%, 12/15/30(a)	2,990	3,030,478
American Homes 4 Rent LP, 4.95%, 06/15/30(a)	1,604	1,634,404
American Tower Corp.
1.88%, 10/15/30	3,182	2,819,617
2.10%, 06/15/30	3,245	2,932,999
2.90%, 01/15/30	3,095	2,923,057
4.90%, 03/15/30(a)	3,207	3,272,859
5.00%, 01/31/30	2,465	2,524,039
AvalonBay Communities Inc., 2.30%, 03/01/30(a)	2,909	2,690,236
Boston Properties LP, 2.90%, 03/15/30(a)	2,721	2,536,049
Brixmor Operating Partnership LP, 4.05%, 07/01/30	3,275	3,213,679
Camden Property Trust, 2.80%, 05/15/30	2,983	2,805,434
COPT Defense Properties, 4.50%, 10/15/30	1,231	1,223,845
Cousins Properties LP, 5.25%, 07/15/30	1,626	1,662,191
Crown Castle Inc., 3.30%, 07/01/30	3,299	3,127,115
CubeSmart LP, 3.00%, 02/15/30	1,442	1,365,254
Equinix Inc., 2.15%, 07/15/30	4,567	4,130,631
ERP Operating LP, 2.50%, 02/15/30(a)	2,599	2,430,657
Essex Portfolio LP, 3.00%, 01/15/30	2,413	2,285,511
Extra Space Storage LP
2.20%, 10/15/30	1,725	1,546,096
5.50%, 07/01/30	3,452	3,594,929
Federal Realty OP LP, 3.50%, 06/01/30	1,798	1,731,089
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30	2,976	2,878,411
Healthcare Realty Holdings LP, 3.10%, 02/15/30	2,616	2,470,124
Healthpeak OP LLC, 3.00%, 01/15/30	3,288	3,109,067
Highwoods Realty LP, 3.05%, 02/15/30	1,165	1,081,235
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	3,157	2,975,308
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30	1,912	1,985,475
Kilroy Realty LP, 3.05%, 02/15/30	2,184	2,013,961
Kimco Realty OP LLC, 2.70%, 10/01/30	2,123	1,966,610
Kite Realty Group Trust, 4.75%, 09/15/30	1,655	1,665,373
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	2,119	2,159,751
Lineage OP LP, 5.25%, 07/15/30(b)	1,924	1,948,581
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
LXP Industrial Trust, 2.70%, 09/15/30	$1,702	$1,558,583
Mid-America Apartments LP, 2.75%, 03/15/30(a)	1,371	1,293,215
NNN REIT Inc., 2.50%, 04/15/30	1,693	1,567,338
Omega Healthcare Investors Inc., 5.20%, 07/01/30	2,263	2,296,165
Piedmont Operating Partnership LP, 3.15%, 08/15/30	1,031	937,732
Prologis LP
1.25%, 10/15/30	2,915	2,538,981
1.75%, 07/01/30(a)	1,410	1,260,461
2.25%, 04/15/30	4,079	3,769,216
Public Storage Operating Co., 4.38%, 07/01/30	1,972	1,984,422
Realty Income Corp.
3.40%, 01/15/30(a)	2,000	1,937,990
4.85%, 03/15/30(a)	2,510	2,572,360
Regency Centers LP, 3.70%, 06/15/30(a)	2,410	2,351,722
Rexford Industrial Realty LP, 2.13%, 12/01/30	1,915	1,710,781
Simon Property Group LP
2.65%, 07/15/30	3,267	3,048,889
4.38%, 10/01/30(a)	2,625	2,636,342
Store Capital LLC
2.75%, 11/18/30(a)	1,385	1,260,756
5.40%, 04/30/30(b)	1,486	1,514,141
UDR Inc., 3.20%, 01/15/30	2,605	2,493,915
Ventas Realty LP
3.00%, 01/15/30(a)	2,708	2,565,740
4.75%, 11/15/30	1,978	2,004,266
VICI Properties LP, 4.95%, 02/15/30	4,145	4,188,578
Welltower OP LLC
3.10%, 01/15/30	3,326	3,183,803
4.50%, 07/01/30	4,113	4,155,121
Weyerhaeuser Co., 4.00%, 04/15/30	3,285	3,237,667
WP Carey Inc., 4.65%, 07/15/30	1,367	1,376,032
		138,428,179
Retail — 3.3%
AutoNation Inc., 4.75%, 06/01/30	2,193	2,198,744
AutoZone Inc.
4.00%, 04/15/30(a)	3,561	3,517,337
5.13%, 06/15/30	1,470	1,516,495
Best Buy Co. Inc., 1.95%, 10/01/30(a)	2,685	2,388,635
Costco Wholesale Corp., 1.60%, 04/20/30	7,286	6,585,963
Dollar General Corp., 3.50%, 04/03/30	3,311	3,184,081
Genuine Parts Co., 1.88%, 11/01/30	2,073	1,814,388
Home Depot Inc. (The)
2.70%, 04/15/30(a)	6,246	5,894,931
3.95%, 09/15/30(a)	1,794	1,784,716
Lowe's Companies Inc.
1.70%, 10/15/30(a)	5,104	4,503,678
4.50%, 04/15/30(a)	5,090	5,145,574
McDonald's Corp.
2.13%, 03/01/30	3,378	3,100,685
3.60%, 07/01/30	4,197	4,096,864
4.60%, 05/15/30	2,465	2,503,317
O'Reilly Automotive Inc., 4.20%, 04/01/30	2,239	2,225,801
Starbucks Corp.
2.25%, 03/12/30	3,221	2,959,289
2.55%, 11/15/30(a)	5,537	5,112,271
4.80%, 05/15/30	1,190	1,215,129
Target Corp.
2.35%, 02/15/30(a)	3,108	2,899,489
2.65%, 09/15/30(a)	2,142	2,002,232
TJX Companies Inc. (The), 3.88%, 04/15/30	2,233	2,221,580
Security	Par (000)	Value
Retail (continued)
Tractor Supply Co., 1.75%, 11/01/30	$2,628	$2,315,142
Walmart Inc.
4.00%, 04/15/30(a)	2,215	2,229,137
4.35%, 04/28/30	3,205	3,251,728
7.55%, 02/15/30(a)	1,973	2,252,329
		76,919,535
Semiconductors — 3.6%
Analog Devices Inc., 4.50%, 06/15/30	2,690	2,730,861
Applied Materials Inc., 1.75%, 06/01/30	3,171	2,853,789
Broadcom Inc.
4.15%, 11/15/30	7,608	7,574,028
4.20%, 10/15/30	3,068	3,060,867
4.35%, 02/15/30	6,188	6,220,238
4.60%, 07/15/30	6,060	6,145,502
5.00%, 04/15/30	2,599	2,677,422
5.05%, 04/15/30	3,325	3,433,406
Intel Corp.
3.90%, 03/25/30	6,127	6,001,960
5.13%, 02/10/30	5,156	5,291,272
Lam Research Corp., 1.90%, 06/15/30	3,352	3,036,879
Marvell Technology Inc., 4.75%, 07/15/30	2,200	2,226,828
Microchip Technology Inc., 5.05%, 02/15/30	3,891	3,967,303
Micron Technology Inc., 4.66%, 02/15/30	3,762	3,799,720
NVIDIA Corp., 2.85%, 04/01/30	6,031	5,762,665
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	4,204	4,030,646
Qualcomm Inc.
2.15%, 05/20/30(a)	4,862	4,468,397
4.50%, 05/20/30	2,278	2,311,627
Texas Instruments Inc.
1.75%, 05/04/30	3,263	2,947,730
4.50%, 05/23/30	2,263	2,300,973
Xilinx Inc., 2.38%, 06/01/30	3,237	3,000,772
		83,842,885
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	2,150	2,126,921
5.35%, 01/15/30	2,135	2,205,386
		4,332,307
Software — 3.3%
Adobe Inc.
2.30%, 02/01/30	5,526	5,153,588
4.95%, 01/17/30	2,150	2,222,316
Autodesk Inc., 2.85%, 01/15/30	2,002	1,894,552
Fiserv Inc.
2.65%, 06/01/30	4,192	3,843,269
4.75%, 03/15/30	3,425	3,424,072
Intuit Inc., 1.65%, 07/15/30(a)	2,274	2,032,358
Microsoft Corp., 1.35%, 09/15/30	1,787	1,588,820
Oracle Corp.
2.95%, 04/01/30(a)	13,004	12,160,867
3.25%, 05/15/30	2,113	1,999,292
4.45%, 09/26/30	11,254	11,157,277
4.65%, 05/06/30(a)	3,163	3,184,760
Paychex Inc., 5.10%, 04/15/30	5,668	5,824,459
Roper Technologies Inc.
2.00%, 06/30/30	2,680	2,414,032
4.45%, 09/15/30(a)	1,660	1,665,922
ServiceNow Inc., 1.40%, 09/01/30	6,294	5,520,569
Synopsys Inc., 4.85%, 04/01/30	8,061	8,203,212
51
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
VMware LLC, 4.70%, 05/15/30(a)	$3,176	$3,220,278
		75,509,643
Telecommunications — 5.0%
America Movil SAB de CV, 2.88%, 05/07/30	4,056	3,814,499
AT&T Inc.
4.30%, 02/15/30(a)	12,647	12,635,425
4.70%, 08/15/30(a)	4,251	4,310,030
British Telecommunications PLC, 9.63%, 12/15/30	10,939	13,386,693
Cisco Systems Inc., 4.75%, 02/24/30	4,058	4,157,616
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	14,276	16,805,286
Juniper Networks Inc., 2.00%, 12/10/30	1,678	1,472,730
Koninklijke KPN NV, 8.38%, 10/01/30(a)	2,577	3,011,916
Motorola Solutions Inc.
2.30%, 11/15/30	3,838	3,470,432
4.85%, 08/15/30(a)	2,375	2,421,576
Telefonica Europe BV, 8.25%, 09/15/30(a)	5,205	5,998,350
T-Mobile USA Inc., 3.88%, 04/15/30	28,305	27,718,683
Verizon Communications Inc.
1.50%, 09/18/30(a)	3,974	3,476,228
1.68%, 10/30/30	3,443	3,033,387
3.15%, 03/22/30	4,746	4,534,251
7.75%, 12/01/30	2,240	2,571,876
Vodafone Group PLC, 7.88%, 02/15/30	2,213	2,524,934
		115,343,912
Transportation — 1.1%
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	2,063	1,881,961
4.80%, 03/30/30(a)	2,574	2,635,042
CSX Corp., 2.40%, 02/15/30(a)	1,839	1,718,077
FedEx Corp., 4.25%, 05/15/30(a)	2,182	2,183,370
JB Hunt Transport Services Inc., 4.90%, 03/15/30	2,200	2,250,245
Norfolk Southern Corp., 5.05%, 08/01/30(a)	2,724	2,822,765
Ryder System Inc.
4.30%, 12/01/30	885	880,257
4.85%, 06/15/30(a)	1,305	1,329,615
5.00%, 03/15/30	1,370	1,401,562
Union Pacific Corp., 2.40%, 02/05/30	3,262	3,039,056
United Parcel Service Inc.
4.45%, 04/01/30	2,951	3,002,293
4.65%, 10/15/30(a)	1,935	1,979,213
		25,123,456
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30	$2,262	$2,222,846
Venture Capital — 0.1%
Hercules Capital Inc., 6.00%, 06/16/30(a)	1,201	1,216,345
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30(a)	2,241	2,113,971
Essential Utilities Inc., 2.70%, 04/15/30	2,010	1,874,935
		3,988,906
Total Long-Term Investments — 99.1% (Cost: $2,234,568,200)		2,279,413,442
	Shares
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	158,555,044	158,634,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	11,970,000	11,970,000
Total Short-Term Securities — 7.4% (Cost: $170,573,842)		170,604,322
Total Investments — 106.5% (Cost: $2,405,142,042)		2,450,017,764
Liabilities in Excess of Other Assets — (6.5)%		(150,296,635)
Net Assets — 100.0%		$2,299,721,129

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
52

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$94,071,608	$64,582,456 (a)	$—	$(13,774)	$(5,968)	$158,634,322	158,555,044	$346,551 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,210,000	7,760,000 (a)	—	—	—	11,970,000	11,970,000	219,570	—
				$(13,774)	$(5,968)	$170,604,322		$566,121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,279,413,442	$—	$2,279,413,442
Short-Term Securities
Money Market Funds	170,604,322	—	—	170,604,322
	$170,604,322	$2,279,413,442	$—	$2,450,017,764
See notes to financial statements.
53
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31	$2,876	$2,568,943
Omnicom Group Inc., 2.60%, 08/01/31	5,017	4,538,556
		7,107,499
Aerospace & Defense — 2.1%
Boeing Co. (The)
3.63%, 02/01/31(a)	7,917	7,593,554
6.39%, 05/01/31	5,625	6,113,636
General Dynamics Corp., 2.25%, 06/01/31(a)	2,706	2,450,029
Howmet Aerospace Inc., 4.85%, 10/15/31	2,565	2,632,658
L3Harris Technologies Inc.
1.80%, 01/15/31	4,005	3,528,766
5.25%, 06/01/31	4,115	4,280,684
Lockheed Martin Corp., 4.70%, 12/15/31(a)	3,410	3,490,202
RTX Corp.
1.90%, 09/01/31	5,820	5,084,224
6.00%, 03/15/31	5,760	6,214,253
		41,388,006
Agriculture — 1.6%
BAT Capital Corp.
2.73%, 03/25/31	7,155	6,542,935
5.83%, 02/20/31	4,925	5,209,515
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,855	5,375,497
3.20%, 04/21/31	1,485	1,394,854
Philip Morris International Inc.
4.75%, 11/01/31	4,365	4,433,243
5.13%, 02/13/31	7,200	7,447,112
		30,403,156
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	2,587	2,540,625
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.80%, 01/13/31	3,228	2,836,033
4.85%, 10/23/31(a)	4,145	4,218,711
5.05%, 07/10/31	4,355	4,477,593
Cummins Inc., 4.70%, 02/15/31	4,135	4,213,869
Ford Motor Co., 7.45%, 07/16/31(a)	6,060	6,691,077
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	5,800	5,271,880
6.05%, 03/05/31	5,650	5,781,598
6.05%, 11/05/31(a)	7,200	7,365,231
General Motors Financial Co. Inc.
2.35%, 01/08/31	5,870	5,242,255
2.70%, 06/10/31(a)	5,873	5,288,076
5.60%, 06/18/31	5,705	5,936,231
5.75%, 02/08/31	5,582	5,844,786
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	8,385	9,973,813
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,454	2,239,549
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,270	2,875,824
1.90%, 09/12/31	3,053	2,672,791
4.60%, 10/10/31(a)	4,135	4,193,005
5.10%, 03/21/31(a)	5,025	5,218,131
		90,340,453
Security	Par (000)	Value
Banks — 3.4%
Banco Santander SA
2.96%, 03/25/31(a)	$4,625	$4,283,845
5.44%, 07/15/31	8,385	8,792,711
Bank of Montreal, 5.51%, 06/04/31	4,705	4,952,404
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31	2,929	2,578,322
1.80%, 07/28/31	2,967	2,609,964
Bank of Nova Scotia (The), 2.15%, 08/01/31	3,886	3,445,239
Mizuho Financial Group Inc., 2.56%, 09/13/31	5,751	5,113,940
Royal Bank of Canada, 2.30%, 11/03/31	8,643	7,738,178
State Street Corp., 2.20%, 03/03/31	4,987	4,464,042
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	3,020	2,640,393
2.22%, 09/17/31	5,745	5,083,239
5.42%, 07/09/31	5,175	5,418,953
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	5,350	4,757,228
Westpac Banking Corp., 2.15%, 06/03/31	5,727	5,165,938
		67,044,396
Beverages — 1.8%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31	4,387	4,536,127
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	7,345	6,412,974
2.00%, 03/05/31(a)	4,177	3,771,085
Constellation Brands Inc., 2.25%, 08/01/31(a)	5,910	5,224,988
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,727	2,419,695
Series 10, 5.20%, 03/15/31	3,165	3,244,339
PepsiCo Inc.
1.40%, 02/25/31(a)	4,697	4,095,395
1.95%, 10/21/31	6,980	6,163,140
		35,867,743
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31	7,253	6,550,276
Biogen Inc., 5.05%, 01/15/31(a)	2,585	2,658,636
Illumina Inc., 2.55%, 03/23/31	3,183	2,863,722
Royalty Pharma PLC
2.15%, 09/02/31(a)	3,839	3,351,308
4.45%, 03/25/31	3,085	3,062,765
		18,486,707
Building Materials — 1.2%
Carrier Global Corp., 2.70%, 02/15/31(a)	4,383	4,042,716
CRH America Finance Inc., 4.40%, 02/09/31	4,780	4,774,331
Eagle Materials Inc., 2.50%, 07/01/31(a)	4,010	3,626,338
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31(a)	2,970	2,599,004
Martin Marietta Materials Inc., 2.40%, 07/15/31	5,286	4,747,944
Masco Corp., 2.00%, 02/15/31	3,398	2,987,776
		22,778,109
Chemicals — 0.9%
Air Products and Chemicals Inc., 4.75%, 02/08/31	3,458	3,544,844
Dow Chemical Co. (The), 4.80%, 01/15/31	3,290	3,276,582
Ecolab Inc., 1.30%, 01/30/31	3,560	3,071,246
NewMarket Corp., 2.70%, 03/18/31	2,496	2,270,051
PPG Industries Inc., 4.38%, 03/15/31	2,775	2,764,539
Sherwin-Williams Co. (The), 4.80%, 09/01/31	2,765	2,821,963
		17,749,225
Commercial Services — 0.9%
Equifax Inc., 2.35%, 09/15/31	5,880	5,197,362
Global Payments Inc., 2.90%, 11/15/31	4,522	4,022,045
Schedule of Investments
54

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
GXO Logistics Inc., 2.65%, 07/15/31	$2,408	$2,151,705
Moody's Corp., 2.00%, 08/19/31(a)	3,715	3,273,248
Quanta Services Inc., 4.50%, 01/15/31	2,205	2,208,445
		16,852,805
Computers — 3.0%
Accenture Capital Inc., 4.25%, 10/04/31(a)	6,835	6,820,711
Apple Inc.
1.65%, 02/08/31	14,811	13,139,282
1.70%, 08/05/31(a)	5,747	5,070,917
CGI Inc., 2.30%, 09/14/31	2,481	2,194,550
Dell International LLC/EMC Corp., 4.50%, 02/15/31	6,115	6,100,235
Fortinet Inc., 2.20%, 03/15/31	2,958	2,642,490
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	7,145	7,213,954
HP Inc., 2.65%, 06/17/31	5,824	5,242,363
IBM International Capital Pte Ltd., 4.75%, 02/05/31(a)	3,255	3,316,574
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	3,803	3,464,989
Leidos Inc., 2.30%, 02/15/31	3,933	3,519,438
		58,725,503
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31(a)	3,645	3,224,362
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	5,212	4,695,922
Unilever Capital Corp., 1.75%, 08/12/31	4,655	4,097,586
		12,017,870
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31(a)	4,405	4,555,072
Air Lease Corp., 5.20%, 07/15/31	3,485	3,546,640
Ally Financial Inc.
8.00%, 11/01/31	11,388	12,948,948
8.00%, 11/01/31(a)	3,000	3,404,434
Blue Owl Finance LLC, 3.13%, 06/10/31	4,085	3,701,307
Brookfield Finance Inc., 2.72%, 04/15/31(a)	3,205	2,927,527
Charles Schwab Corp. (The)
1.65%, 03/11/31	4,359	3,802,517
1.95%, 12/01/31	5,028	4,378,416
2.30%, 05/13/31	4,365	3,946,483
Intercontinental Exchange Inc., 5.25%, 06/15/31	4,647	4,854,380
Jefferies Financial Group Inc., 2.63%, 10/15/31	5,933	5,206,948
Lazard Group LLC, 6.00%, 03/15/31	2,480	2,621,034
Mastercard Inc.
1.90%, 03/15/31	3,433	3,065,069
2.00%, 11/18/31(a)	4,397	3,895,562
Nasdaq Inc., 1.65%, 01/15/31	4,302	3,777,603
Nomura Holdings Inc., 2.61%, 07/14/31	6,000	5,399,346
ORIX Corp., 2.25%, 03/09/31	2,792	2,497,415
Synchrony Financial, 2.88%, 10/28/31	4,414	3,918,039
Visa Inc., 1.10%, 02/15/31(a)	5,704	4,932,925
Western Union Co. (The), 2.75%, 03/15/31(a)	1,979	1,771,138
		85,150,803
Electric — 8.2%
AES Corp. (The), 2.45%, 01/15/31(a)	5,424	4,912,252
Alabama Power Co., Series C, 4.30%, 03/15/31(a)	2,685	2,688,499
Ameren Corp., 3.50%, 01/15/31	4,643	4,440,008
Appalachian Power Co., Series AA, 2.70%, 04/01/31(a)	2,952	2,689,163
Arizona Public Service Co., 2.20%, 12/15/31	2,500	2,192,362
Atlantic City Electric Co., 2.30%, 03/15/31	2,013	1,820,270
Security	Par (000)	Value
Electric (continued)
Baltimore Gas & Electric Co., 2.25%, 06/15/31	$3,362	$3,023,839
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	2,709	2,349,357
Black Hills Corp., 4.55%, 01/31/31(a)	2,655	2,651,526
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31(a)	2,253	2,035,571
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	2,674	2,371,031
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31(a)	5,144	4,678,469
Consumers Energy Co., 4.50%, 01/15/31	3,015	3,049,108
Dominion Energy Inc., Series C, 2.25%, 08/15/31(a)	5,002	4,436,310
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31	2,309	2,051,861
DTE Electric Co., Series C, 2.63%, 03/01/31	3,425	3,153,775
Duke Energy Carolinas LLC, 2.55%, 04/15/31(a)	3,252	2,984,294
Duke Energy Corp., 2.55%, 06/15/31	5,561	5,037,452
Duke Energy Florida LLC, 2.40%, 12/15/31(a)	3,506	3,153,946
Duke Energy Progress LLC, 2.00%, 08/15/31(a)	3,713	3,277,829
Emera U.S. Finance LP, 2.64%, 06/15/31	2,567	2,291,855
Entergy Corp., 2.40%, 06/15/31	3,863	3,459,281
Entergy Louisiana LLC, 3.05%, 06/01/31	1,722	1,613,968
Entergy Texas Inc., 1.75%, 03/15/31	3,546	3,116,347
Eversource Energy
2.55%, 03/15/31	1,901	1,718,471
5.85%, 04/15/31	3,970	4,197,764
Exelon Corp., 5.13%, 03/15/31	2,840	2,936,859
Georgia Power Co., 4.85%, 03/15/31	4,720	4,845,001
Jersey Central Power & Light Co., 4.40%, 01/15/31(b)	2,800	2,787,912
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,981	1,701,134
1.65%, 06/15/31	1,955	1,691,999
5.00%, 02/07/31	2,835	2,919,791
Northern States Power Co./MN, 2.25%, 04/01/31	2,410	2,186,688
NSTAR Electric Co., 1.95%, 08/15/31	1,824	1,603,343
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,570	2,232,474
Pacific Gas and Electric Co.
2.50%, 02/01/31	11,391	10,188,872
3.25%, 06/01/31	5,680	5,243,817
PacifiCorp
5.30%, 02/15/31(a)	3,975	4,125,824
7.70%, 11/15/31(a)	1,771	2,056,782
Progress Energy Inc.
7.00%, 10/30/31	2,427	2,727,065
7.75%, 03/01/31	3,527	4,050,530
Public Service Co. of Colorado
1.88%, 06/15/31	4,273	3,747,040
Series 35, 1.90%, 01/15/31(a)	2,065	1,835,713
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	2,001	1,790,020
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31(a)	2,314	2,043,327
Public Service Electric & Gas Co., 1.90%, 08/15/31(a)	2,265	1,992,740
Public Service Enterprise Group Inc., 2.45%, 11/15/31	4,199	3,736,636
Southern California Edison Co.
5.45%, 06/01/31(a)	4,235	4,366,191
Series G, 2.50%, 06/01/31	2,633	2,342,578
Tampa Electric Co., 2.40%, 03/15/31	2,325	2,108,596
55
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co., 2.30%, 11/15/31	$2,832	$2,507,913
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,775	1,542,025
Xcel Energy Inc., 2.35%, 11/15/31(a)	1,758	1,555,691
		160,261,169
Electronics — 1.5%
Amphenol Corp., 2.20%, 09/15/31	4,446	3,951,444
Avnet Inc., 3.00%, 05/15/31	1,882	1,704,556
Honeywell International Inc.
1.75%, 09/01/31	8,447	7,331,859
4.95%, 09/01/31	3,102	3,206,935
Hubbell Inc., 2.30%, 03/15/31(a)	1,692	1,526,814
Jabil Inc., 3.00%, 01/15/31	3,617	3,340,498
TD SYNNEX Corp., 2.65%, 08/09/31	2,980	2,658,210
Tyco Electronics Group SA, 4.50%, 02/09/31	2,690	2,714,845
Vontier Corp., 2.95%, 04/01/31	3,420	3,110,822
		29,545,983
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31	4,110	3,569,764
Waste Management Inc.
1.50%, 03/15/31	5,753	4,994,611
4.95%, 07/03/31	4,365	4,514,954
		13,079,329
Food — 1.7%
Flowers Foods Inc., 2.40%, 03/15/31	3,039	2,696,054
General Mills Inc., 2.25%, 10/14/31	3,191	2,823,015
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co., 3.75%, 12/01/31	3,169	2,993,046
Kellanova, Series B, 7.45%, 04/01/31	3,153	3,620,081
Kraft Heinz Foods Co., 4.25%, 03/01/31	2,404	2,368,028
Kroger Co. (The)
1.70%, 01/15/31	3,080	2,699,811
7.50%, 04/01/31	2,576	2,946,032
McCormick & Co. Inc./MD, 1.85%, 02/15/31	3,104	2,727,757
Mondelez International Inc., 1.50%, 02/04/31	3,069	2,659,642
Pilgrim's Pride Corp., 4.25%, 04/15/31	5,658	5,477,076
Sysco Corp., 2.45%, 12/14/31	2,654	2,364,705
		33,375,247
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	2,331	2,833,424
Suzano Austria GmbH, 3.75%, 01/15/31(a)	6,463	6,105,911
		8,939,335
Gas — 0.7%
Atmos Energy Corp., 1.50%, 01/15/31(a)	3,396	2,960,818
National Fuel Gas Co., 2.95%, 03/01/31	2,914	2,652,043
NiSource Inc., 1.70%, 02/15/31	4,401	3,832,367
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	2,050	1,861,141
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	2,909	2,552,950
		13,859,319
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31	1,780	1,634,328
Health Care - Products — 2.0%
Agilent Technologies Inc., 2.30%, 03/12/31	5,077	4,564,249
Baxter International Inc., 1.73%, 04/01/31	4,040	3,466,425
GE HealthCare Technologies Inc., 4.80%, 01/15/31	3,355	3,415,216
Revvity Inc.
2.25%, 09/15/31	2,902	2,532,845
Security	Par (000)	Value
Health Care - Products (continued)
2.55%, 03/15/31(a)	$2,435	$2,187,634
Solventum Corp., 5.45%, 03/13/31(a)	5,815	6,051,866
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	3,798	3,467,624
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	6,980	6,178,779
4.20%, 03/01/31	2,690	2,678,743
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	4,272	3,847,328
		38,390,709
Health Care - Services — 4.8%
Banner Health, 1.90%, 01/01/31	2,125	1,896,459
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,974	1,774,721
Centene Corp.
2.50%, 03/01/31	11,049	9,514,706
2.63%, 08/01/31	6,567	5,636,183
Cigna Group (The)
2.38%, 03/15/31	8,798	7,925,626
5.13%, 05/15/31(a)	4,235	4,385,078
CommonSpirit Health, 5.21%, 12/01/31	3,570	3,686,151
Elevance Health Inc.
2.55%, 03/15/31	5,740	5,223,509
4.95%, 11/01/31(a)	4,615	4,709,878
HCA Inc.
2.38%, 07/15/31	4,910	4,377,430
5.45%, 04/01/31	10,045	10,451,893
Humana Inc., 5.38%, 04/15/31	8,039	8,304,294
Laboratory Corp. of America Holdings, 2.70%, 06/01/31(a)	2,851	2,607,188
OhioHealth Corp., 2.30%, 11/15/31	2,049	1,841,344
Quest Diagnostics Inc., 2.80%, 06/30/31(a)	3,583	3,294,439
UnitedHealth Group Inc.
2.30%, 05/15/31	8,469	7,617,045
4.65%, 01/15/31	4,555	4,623,703
4.90%, 04/15/31	5,864	6,012,410
		93,882,057
Holding Companies - Diversified — 1.6%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)	5,545	5,841,163
Ares Capital Corp.
3.20%, 11/15/31	3,998	3,538,820
5.10%, 01/15/31	3,730	3,674,571
Ares Strategic Income Fund, 5.15%, 01/15/31(b)	2,280	2,235,718
Blackstone Private Credit Fund, 6.25%, 01/25/31	2,750	2,851,394
Blackstone Secured Lending Fund, 5.13%, 01/31/31(a)	2,870	2,828,576
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	4,235	4,403,505
Carlyle Secured Lending Inc., 5.75%, 02/15/31	1,635	1,599,678
FS KKR Capital Corp., 6.13%, 01/15/31(a)	1,600	1,571,860
HA Sustainable Infrastructure Capital Inc., 6.15%, 01/15/31(a)	2,935	3,008,095
		31,553,380
Home Builders — 0.1%
Sekisui House U.S., Inc., 2.50%, 01/15/31	1,648	1,461,628
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.30%, 12/15/31	2,338	2,075,256
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,698	2,410,232
		4,485,488
Schedule of Investments
56

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.7%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	$2,457	$2,162,543
2.60%, 12/02/31(a)	3,072	2,760,855
Aon North America Inc., 5.30%, 03/01/31	3,855	4,014,656
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	2,633	2,342,784
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,164	2,962,071
Athene Holding Ltd., 3.50%, 01/15/31	3,204	3,033,193
Brown & Brown Inc., 2.38%, 03/15/31	4,340	3,868,460
Enstar Group Ltd., 3.10%, 09/01/31	3,036	2,719,765
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,799	2,630,337
Fidelity National Financial Inc., 2.45%, 03/15/31(a)	3,732	3,304,456
First American Financial Corp., 2.40%, 08/15/31	4,006	3,491,109
Jackson Financial Inc., 3.13%, 11/23/31(a)	3,096	2,802,270
Lincoln National Corp., 3.40%, 01/15/31(a)	3,312	3,138,376
Marsh & McLennan Companies Inc.
2.38%, 12/15/31(a)	2,608	2,321,896
4.85%, 11/15/31(a)	5,875	6,000,886
Primerica Inc., 2.80%, 11/19/31	3,719	3,363,063
Stewart Information Services Corp., 3.60%, 11/15/31	2,733	2,446,622
		53,363,342
Internet — 2.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	6,780	6,160,734
Amazon.com Inc., 2.10%, 05/12/31	16,515	14,859,914
AppLovin Corp., 5.38%, 12/01/31	5,445	5,621,606
Baidu Inc., 2.38%, 08/23/31(a)	1,315	1,193,491
eBay Inc., 2.60%, 05/10/31	4,489	4,087,809
Expedia Group Inc., 2.95%, 03/15/31	3,045	2,829,897
MercadoLibre Inc., 3.13%, 01/14/31(a)	1,930	1,773,105
Meta Platforms Inc., 4.55%, 08/15/31	6,185	6,275,123
Uber Technologies Inc., 4.15%, 01/15/31	4,940	4,899,878
VeriSign Inc., 2.70%, 06/15/31	4,459	4,031,260
		51,732,817
Iron & Steel — 0.1%
Steel Dynamics Inc., 3.25%, 01/15/31(a)	3,068	2,904,109
Leisure Time — 0.1%
Brunswick Corp., 2.40%, 08/18/31	3,186	2,770,922
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 01/15/31	2,774	2,599,750
Hyatt Hotels Corp., 5.38%, 12/15/31	2,785	2,848,298
Marriott International Inc./MD
4.50%, 10/15/31(a)	2,655	2,647,193
Series HH, 2.85%, 04/15/31	6,339	5,838,208
Sands China Ltd., 3.25%, 08/08/31	3,405	3,132,040
		17,065,489
Machinery — 1.9%
Caterpillar Inc., 1.90%, 03/12/31(a)	2,282	2,046,863
Deere & Co., 7.13%, 03/03/31	1,725	1,961,627
IDEX Corp., 2.63%, 06/15/31	2,838	2,588,375
Ingersoll Rand Inc., 5.31%, 06/15/31(a)	2,805	2,927,796
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,288	2,884,767
2.00%, 06/17/31	3,557	3,168,692
4.40%, 09/08/31(a)	6,690	6,741,549
4.90%, 03/07/31(a)	5,091	5,245,381
nVent Finance SARL, 2.75%, 11/15/31	1,755	1,578,473
Otis Worldwide Corp., 5.13%, 11/19/31	3,440	3,566,991
Rockwell Automation Inc., 1.75%, 08/15/31(a)	2,685	2,346,302
Security	Par (000)	Value
Machinery (continued)
Xylem Inc./New York, 2.25%, 01/30/31(a)	$2,952	$2,669,848
		37,726,664
Manufacturing — 0.4%
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	5,844	5,389,886
Textron Inc., 2.45%, 03/15/31	3,038	2,741,842
		8,131,728
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	9,370	8,410,727
Comcast Corp.
1.50%, 02/15/31	10,148	8,761,342
1.95%, 01/15/31	8,623	7,632,328
Paramount Global, 4.95%, 01/15/31	5,676	5,565,944
Walt Disney Co. (The), 2.65%, 01/13/31(a)	14,680	13,676,363
		44,046,704
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	2,347	2,693,302
Yamana Gold Inc., 2.63%, 08/15/31	2,930	2,616,787
		5,310,089
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	5,784	5,388,323
Oil & Gas — 3.2%
Burlington Resources LLC, 7.20%, 08/15/31	2,747	3,127,904
Devon Energy Corp., 7.88%, 09/30/31	3,840	4,441,058
Diamondback Energy Inc., 3.13%, 03/24/31	4,911	4,567,571
EQT Corp., 4.75%, 01/15/31	5,785	5,791,539
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	3,313	2,936,001
Hess Corp., 7.30%, 08/15/31(a)	3,664	4,220,199
HF Sinclair Corp., 5.75%, 01/15/31(a)	3,765	3,900,190
Occidental Petroleum Corp.
6.13%, 01/01/31(a)	6,477	6,824,687
7.50%, 05/01/31	4,965	5,567,034
7.88%, 09/15/31(a)	2,811	3,214,090
Ovintiv Inc.
7.20%, 11/01/31	1,990	2,197,287
7.38%, 11/01/31	2,904	3,233,106
Phillips 66 Co., 5.25%, 06/15/31	7,035	7,301,769
Pioneer Natural Resources Co., 2.15%, 01/15/31	4,244	3,833,640
Valero Energy Corp., 2.80%, 12/01/31(a)	2,746	2,497,480
		63,653,555
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	4,645	4,229,274
Berry Global Inc., 5.80%, 06/15/31(a)	4,530	4,799,929
WestRock MWV LLC, 7.95%, 02/15/31	1,903	2,193,866
		11,223,069
Pharmaceuticals — 5.1%
AbbVie Inc., 4.95%, 03/15/31	11,370	11,754,382
Astrazeneca Finance LLC
2.25%, 05/28/31	4,400	3,988,405
4.90%, 02/26/31	5,755	5,945,182
Becton Dickinson & Co., 1.96%, 02/11/31(a)	5,916	5,229,752
Bristol-Myers Squibb Co.
5.10%, 02/22/31	7,105	7,387,497
5.75%, 02/01/31(a)	5,654	6,050,439
Cencora Inc., 2.70%, 03/15/31	5,822	5,350,116
CVS Health Corp.
1.88%, 02/28/31	7,254	6,328,130
57
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.13%, 09/15/31	$5,758	$5,019,354
5.25%, 01/30/31	4,360	4,496,182
5.55%, 06/01/31(a)	5,660	5,932,426
Eli Lilly & Co., 4.25%, 03/15/31	5,285	5,293,255
Johnson & Johnson, 4.90%, 06/01/31(a)	6,430	6,707,956
Merck & Co. Inc., 2.15%, 12/10/31	11,524	10,210,995
Novartis Capital Corp., 4.00%, 09/18/31	4,865	4,833,755
Pfizer Inc., 1.75%, 08/18/31	5,793	5,096,073
		99,623,899
Pipelines — 3.1%
Boardwalk Pipelines LP, 3.40%, 02/15/31	2,969	2,779,923
Cheniere Energy Partners LP, 4.00%, 03/01/31	8,489	8,194,298
Enterprise Products Operating LLC, 4.60%, 01/15/31	4,625	4,681,798
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	1,712	1,944,720
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,440	3,938,781
7.80%, 08/01/31	3,077	3,566,040
MPLX LP, 4.80%, 02/15/31	6,925	6,984,176
ONEOK Inc.
4.75%, 10/15/31	7,195	7,191,138
6.35%, 01/15/31	3,526	3,772,931
Plains All American Pipeline LP / PAA Finance Corp., 4.70%, 01/15/31	2,765	2,769,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	5,541	5,558,057
Williams Companies Inc. (The)
2.60%, 03/15/31	8,746	7,939,583
Series A, 7.50%, 01/15/31	1,935	2,189,151
		61,510,138
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31	2,769	2,507,128
Real Estate Investment Trusts — 9.3%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31	4,301	4,013,656
American Assets Trust LP, 3.38%, 02/01/31	3,026	2,757,922
American Homes 4 Rent LP, 2.38%, 07/15/31(a)	2,586	2,294,076
American Tower Corp.
2.30%, 09/15/31	4,159	3,683,192
2.70%, 04/15/31	4,190	3,824,708
AvalonBay Communities Inc., 2.45%, 01/15/31	3,556	3,241,077
Boston Properties LP, 3.25%, 01/30/31(a)	7,159	6,666,577
Brixmor Operating Partnership LP, 2.50%, 08/16/31	2,842	2,529,436
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,925	1,691,620
COPT Defense Properties, 2.75%, 04/15/31(a)	3,490	3,169,120
Crown Castle Inc.
2.10%, 04/01/31	5,765	5,060,854
2.25%, 01/15/31	6,357	5,662,521
2.50%, 07/15/31(a)	4,312	3,838,829
CubeSmart LP, 2.00%, 02/15/31(a)	2,620	2,304,077
DOC DR LLC, 2.63%, 11/01/31	3,071	2,737,382
EPR Properties, 3.60%, 11/15/31	1,836	1,696,206
Equinix Inc., 2.50%, 05/15/31	5,780	5,216,335
ERP Operating LP, 1.85%, 08/01/31(a)	2,823	2,474,153
Essential Properties LP, 2.95%, 07/15/31	2,437	2,212,583
Essex Portfolio LP
1.65%, 01/15/31(a)	1,792	1,554,258
2.55%, 06/15/31(a)	1,710	1,539,107
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
2.40%, 10/15/31	$3,422	$3,020,533
2.55%, 06/01/31	2,563	2,309,668
5.90%, 01/15/31	3,515	3,735,048
First Industrial LP, 5.25%, 01/15/31	2,450	2,506,266
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31	4,226	4,040,314
Healthcare Realty Holdings LP, 2.00%, 03/15/31	4,607	4,015,718
Healthpeak OP LLC, 2.88%, 01/15/31	3,498	3,223,442
Highwoods Realty LP, 2.60%, 02/01/31(a)	1,751	1,554,551
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,434	2,174,837
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,760	3,257,029
Kimco Realty OP LLC, 2.25%, 12/01/31	2,697	2,380,151
Kite Realty Group LP, 4.95%, 12/15/31	2,010	2,031,155
LXP Industrial Trust, 2.38%, 10/01/31	1,880	1,633,173
Mid-America Apartments LP, 1.70%, 02/15/31	2,668	2,329,503
National Health Investors Inc., 3.00%, 02/01/31	2,361	2,128,054
NNN REIT Inc., 4.60%, 02/15/31	3,030	3,042,879
Omega Healthcare Investors Inc., 3.38%, 02/01/31	4,148	3,844,204
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,935	1,724,270
Prologis LP
1.63%, 03/15/31(a)	2,135	1,864,459
1.75%, 02/01/31	2,721	2,394,677
4.75%, 01/15/31	3,420	3,488,619
Public Storage Operating Co.
2.25%, 11/09/31	3,278	2,909,178
2.30%, 05/01/31	3,807	3,432,488
Rayonier LP, 2.75%, 05/17/31(a)	2,652	2,389,645
Realty Income Corp.
3.20%, 02/15/31	2,945	2,778,454
3.25%, 01/15/31(a)	5,265	4,988,239
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,532	2,210,518
Sabra Health Care LP, 3.20%, 12/01/31(a)	4,586	4,158,217
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	2,455	2,261,784
Simon Property Group LP, 2.20%, 02/01/31	4,125	3,711,588
Store Capital LLC, 2.70%, 12/01/31	2,183	1,915,828
Sun Communities Operating LP, 2.70%, 07/15/31	4,053	3,674,262
Tanger Properties LP, 2.75%, 09/01/31	2,437	2,192,952
UDR Inc., 3.00%, 08/15/31	3,501	3,238,605
Ventas Realty LP, 2.50%, 09/01/31	3,070	2,750,882
VICI Properties LP, 5.13%, 11/15/31(a)	4,430	4,482,401
Welltower OP LLC
2.75%, 01/15/31	3,566	3,307,630
2.80%, 06/01/31	4,175	3,851,357
WP Carey Inc., 2.40%, 02/01/31	3,000	2,691,323
		181,811,590
Retail — 3.5%
AutoNation Inc., 2.40%, 08/01/31	2,678	2,342,998
AutoZone Inc., 1.65%, 01/15/31	3,629	3,158,605
Dollar Tree Inc., 2.65%, 12/01/31	4,544	4,060,663
Ferguson Enterprises Inc., 4.35%, 03/15/31	3,425	3,408,330
Home Depot Inc. (The)
1.38%, 03/15/31	7,164	6,194,985
1.88%, 09/15/31	5,989	5,247,939
4.85%, 06/25/31(a)	5,495	5,675,629
Lowe's Companies Inc.
2.63%, 04/01/31	8,761	8,000,783
4.25%, 03/15/31	6,150	6,103,715
Schedule of Investments
58

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
McDonald's Corp., 4.40%, 02/12/31	$2,870	$2,882,341
O'Reilly Automotive Inc., 1.75%, 03/15/31	3,028	2,636,785
Ross Stores Inc., 1.88%, 04/15/31	3,202	2,797,006
Starbucks Corp., 4.90%, 02/15/31(a)	3,194	3,286,729
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	2,925	2,562,825
Walmart Inc., 1.80%, 09/22/31	10,844	9,587,832
		67,947,165
Semiconductors — 3.8%
Analog Devices Inc., 2.10%, 10/01/31	6,011	5,308,809
Applied Materials Inc., 4.00%, 01/15/31	2,740	2,717,203
Broadcom Inc.
2.45%, 02/15/31	15,669	14,295,261
5.15%, 11/15/31(a)	8,784	9,138,107
Intel Corp.
2.00%, 08/12/31	6,926	6,056,245
5.00%, 02/21/31(a)	3,030	3,102,990
Marvell Technology Inc., 2.95%, 04/15/31	4,458	4,120,055
Micron Technology Inc., 5.30%, 01/15/31	5,805	6,010,609
NVIDIA Corp., 2.00%, 06/15/31	7,032	6,321,387
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31	5,930	5,338,177
Skyworks Solutions Inc., 3.00%, 06/01/31	2,925	2,647,081
Texas Instruments Inc., 1.90%, 09/15/31	2,941	2,598,139
TSMC Arizona Corp., 2.50%, 10/25/31	7,330	6,670,741
		74,324,804
Software — 3.2%
Autodesk Inc., 2.40%, 12/15/31	5,780	5,126,877
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	5,726	5,181,916
Electronic Arts Inc., 1.85%, 02/15/31	4,774	4,587,438
Fidelity National Information Services Inc., 2.25%, 03/01/31(a)	4,715	4,184,141
Fiserv Inc.
4.55%, 02/15/31	3,405	3,379,991
5.35%, 03/15/31(a)	3,103	3,180,981
Oracle Corp., 2.88%, 03/25/31	18,568	16,922,246
Roper Technologies Inc., 1.75%, 02/15/31	5,968	5,207,943
Salesforce Inc., 1.95%, 07/15/31(a)	8,535	7,579,405
VMware LLC, 2.20%, 08/15/31	8,646	7,645,689
		62,996,627
Telecommunications — 6.1%
AT&T Inc., 2.75%, 06/01/31(a)	17,266	15,832,891
Cisco Systems Inc., 4.95%, 02/26/31	13,850	14,316,431
Motorola Solutions Inc., 2.75%, 05/24/31	5,081	4,649,096
Orange SA, 9.00%, 03/01/31	13,863	16,775,229
T-Mobile USA Inc.
2.25%, 11/15/31	6,010	5,290,789
2.55%, 02/15/31	14,254	12,958,441
2.88%, 02/15/31	5,727	5,290,643
3.50%, 04/15/31	13,590	12,924,623
Security	Par (000)	Value
Telecommunications (continued)
Verizon Communications Inc.
1.75%, 01/20/31	$12,884	$11,263,114
2.55%, 03/21/31	21,277	19,322,416
		118,623,673
Transportation — 1.2%
Canadian Pacific Railway Co.
2.45%, 12/02/31	8,058	7,181,497
7.13%, 10/15/31	2,133	2,422,462
FedEx Corp.
2.40%, 05/15/31	4,696	4,205,067
2.40%, 05/15/31(a)	865	774,803
Norfolk Southern Corp., 2.30%, 05/15/31	3,272	2,960,097
Union Pacific Corp., 2.38%, 05/20/31	5,936	5,416,202
		22,960,128
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	2,652	2,314,262
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31(a)	2,755	2,480,484
Essential Utilities Inc., 2.40%, 05/01/31	2,038	1,826,168
		4,306,652
Total Long-Term Investments — 98.9% (Cost: $1,886,006,719)		1,939,163,749
	Shares
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	105,137,007	105,189,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	11,830,000	11,830,000
Total Short-Term Securities — 6.0% (Cost: $117,002,104)		117,019,576
Total Investments — 104.9% (Cost: $2,003,008,823)		2,056,183,325
Liabilities in Excess of Other Assets — (4.9)%		(96,380,877)
Net Assets — 100.0%		$1,959,802,448

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
59
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,030,287	$—	$(6,816,066)(a)	$(10,633)	$(14,012)	$105,189,576	105,137,007	$275,674 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	11,210,000 (a)	—	—	—	11,830,000	11,830,000	176,846	—
				$(10,633)	$(14,012)	$117,019,576		$452,520	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,939,163,749	$—	$1,939,163,749
Short-Term Securities
Money Market Funds	117,019,576	—	—	117,019,576
	$117,019,576	$1,939,163,749	$—	$2,056,183,325
See notes to financial statements.
Schedule of Investments
60

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34	$962	$985,744
Aerospace & Defense — 2.7%
Boeing Co. (The)
3.60%, 05/01/34	1,416	1,284,567
6.53%, 05/01/34	4,006	4,432,841
L3Harris Technologies Inc., 5.35%, 06/01/34	1,215	1,260,275
Lockheed Martin Corp.
4.75%, 02/15/34(a)	1,323	1,337,868
4.80%, 08/15/34	959	972,032
Northrop Grumman Corp., 4.90%, 06/01/34	1,433	1,453,422
RTX Corp., 6.10%, 03/15/34(a)	2,411	2,648,498
		13,389,503
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	1,376	1,467,487
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	1,343	1,319,973
Philip Morris International Inc.
4.90%, 11/01/34	1,207	1,211,790
5.25%, 02/13/34	2,810	2,899,554
		6,898,804
Airlines — 0.2%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	848	769,539
Auto Manufacturers — 2.6%
American Honda Finance Corp., 4.90%, 01/10/34(a)	1,250	1,263,137
Cummins Inc., 5.15%, 02/20/34	1,181	1,222,404
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	2,625	2,652,794
General Motors Financial Co. Inc.
5.45%, 09/06/34	1,298	1,313,157
5.95%, 04/04/34	1,977	2,069,463
6.10%, 01/07/34	2,328	2,459,681
PACCAR Financial Corp., 5.00%, 03/22/34	543	561,850
Toyota Motor Credit Corp., 4.80%, 01/05/34(a)	1,337	1,362,512
		12,904,998
Auto Parts & Equipment — 0.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/34	905	910,551
BorgWarner Inc., 5.40%, 08/15/34	777	799,808
		1,710,359
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34	2,000	2,151,153
Bank of Nova Scotia (The), 5.65%, 02/01/34(a)	1,368	1,454,952
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	1,255	1,259,477
Citibank N.A., 5.57%, 04/30/34	3,140	3,329,788
Goldman Sachs Capital I, 6.35%, 02/15/34	1,507	1,613,691
HSBC Bank USA NA, 5.88%, 11/01/34	585	620,921
Royal Bank of Canada, 5.15%, 02/01/34	2,018	2,107,598
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	2,215	2,336,282
		14,873,862
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34(a)	1,654	1,708,571
Coca-Cola Co. (The)
4.65%, 08/14/34(a)	1,280	1,304,161
5.00%, 05/13/34(a)	1,586	1,653,930
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	788	825,575
Keurig Dr Pepper Inc., 5.30%, 03/15/34	1,074	1,092,137
PepsiCo Inc., 4.80%, 07/17/34	1,009	1,030,051
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	$747	$750,725
		8,365,150
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34	850	868,252
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	1,370	1,474,648
CRH America Finance Inc., 5.40%, 05/21/34	1,225	1,269,420
Martin Marietta Materials Inc., 5.15%, 12/01/34	1,175	1,201,693
Owens Corning, 5.70%, 06/15/34(a)	1,201	1,262,583
Trane Technologies Financing Ltd., 5.10%, 06/13/34	847	870,740
Vulcan Materials Co., 5.35%, 12/01/34(a)	1,190	1,229,362
		7,308,446
Chemicals — 1.7%
Air Products and Chemicals Inc., 4.85%, 02/08/34(a)	1,800	1,832,598
CF Industries Inc., 5.15%, 03/15/34	1,158	1,165,518
Dow Chemical Co. (The)
4.25%, 10/01/34	682	628,255
5.15%, 02/15/34(a)	1,074	1,076,597
Eastman Chemical Co., 5.63%, 02/20/34(a)	1,164	1,200,092
Lubrizol Corp. (The), 6.50%, 10/01/34	529	598,950
LYB International Finance III LLC, 5.50%, 03/01/34(a)	1,208	1,205,459
Nutrien Ltd., 5.40%, 06/21/34(a)	942	972,341
		8,679,810
Commercial Services — 1.5%
Automatic Data Processing Inc., 4.45%, 09/09/34	1,705	1,695,493
Cornell University, 4.84%, 06/15/34	801	818,361
GXO Logistics Inc., 6.50%, 05/06/34	812	872,231
Moody's Corp., 5.00%, 08/05/34(a)	778	794,916
PayPal Holdings Inc., 5.15%, 06/01/34	1,365	1,403,940
Quanta Services Inc., 5.25%, 08/09/34	1,034	1,062,918
Verisk Analytics Inc., 5.25%, 06/05/34	981	1,008,698
		7,656,557
Computers — 1.9%
Accenture Capital Inc., 4.50%, 10/04/34(a)	2,420	2,383,760
Dell International LLC/EMC Corp., 5.40%, 04/15/34	1,638	1,687,073
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	3,201	3,172,661
IBM International Capital Pte Ltd., 4.90%, 02/05/34	1,591	1,606,304
Kyndryl Holdings Inc., 6.35%, 02/20/34(a)	838	891,998
		9,741,796
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34(a)	1,057	1,071,620
Procter & Gamble Co. (The)
4.55%, 01/29/34	1,182	1,200,736
4.55%, 10/24/34(a)	843	853,595
5.80%, 08/15/34	617	675,953
Unilever Capital Corp., 4.63%, 08/12/34(a)	1,550	1,559,986
		5,361,890
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	779	772,603
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	1,775	1,766,837
5.30%, 01/19/34	1,098	1,121,571
Affiliated Managers Group Inc., 5.50%, 08/20/34	700	717,813
Blue Owl Finance LLC, 6.25%, 04/18/34	1,603	1,663,404
61
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc., 6.35%, 01/05/34(a)	$1,160	$1,260,010
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	696	702,363
Jefferies Financial Group Inc., 6.20%, 04/14/34(a)	2,397	2,515,394
LPL Holdings Inc., 6.00%, 05/20/34	841	880,379
Mastercard Inc., 4.88%, 05/09/34	1,624	1,663,017
Nasdaq Inc., 5.55%, 02/15/34	1,867	1,957,052
Nomura Holdings Inc., 5.78%, 07/03/34(a)	1,655	1,753,724
TPG Operating Group II LP, 5.88%, 03/05/34	1,000	1,050,250
Voya Financial Inc., 5.00%, 09/20/34	614	611,509
		17,663,323
Electric — 11.5%
AEP Texas Inc., 5.70%, 05/15/34	855	892,853
AEP Transmission Co. LLC, 5.15%, 04/01/34	697	712,100
Appalachian Power Co., 5.65%, 04/01/34	617	646,662
Arizona Public Service Co., 5.70%, 08/15/34	1,160	1,219,309
Baltimore Gas & Electric Co., 5.30%, 06/01/34	582	607,157
Black Hills Corp., 6.15%, 05/15/34	689	737,201
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34(a)	580	596,415
Commonwealth Edison Co., 5.30%, 06/01/34	656	687,046
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	717	727,471
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34	668	696,471
5.50%, 03/15/34	920	969,422
Constellation Energy Generation LLC, 6.13%, 01/15/34	791	860,614
DTE Electric Co., 5.20%, 03/01/34	828	858,046
DTE Energy Co., 5.85%, 06/01/34(a)	1,371	1,460,006
Duke Energy Carolinas LLC, 4.85%, 01/15/34(a)	896	908,680
Duke Energy Corp., 5.45%, 06/15/34(a)	1,232	1,283,114
Duke Energy Indiana LLC, 5.25%, 03/01/34	491	507,574
Duke Energy Progress LLC, 5.10%, 03/15/34	863	890,610
Entergy Arkansas LLC, 5.45%, 06/01/34	1,084	1,132,793
Entergy Louisiana LLC
5.15%, 09/15/34	1,114	1,141,345
5.35%, 03/15/34(a)	752	780,432
Evergy Metro Inc., 5.40%, 04/01/34(a)	465	484,629
Eversource Energy
5.50%, 01/01/34	976	1,011,723
5.95%, 07/15/34	1,064	1,132,584
Exelon Corp., 5.45%, 03/15/34	1,046	1,087,921
Florida Power & Light Co.
5.00%, 08/01/34	650	664,192
5.30%, 06/15/34(a)	1,739	1,820,136
5.63%, 04/01/34	639	682,671
Georgia Power Co., 5.25%, 03/15/34	1,487	1,534,970
Idaho Power Co., 5.20%, 08/15/34	492	508,611
Interstate Power and Light Co., 4.95%, 09/30/34	594	593,512
IPALCO Enterprises Inc., 5.75%, 04/01/34	619	630,041
MidAmerican Energy Co., 5.35%, 01/15/34	502	524,172
National Grid PLC, 5.42%, 01/11/34	1,149	1,193,214
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	551	562,043
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	1,771	1,820,254
NSTAR Electric Co., 5.40%, 06/01/34	965	1,003,209
Ohio Power Co., 5.65%, 06/01/34	543	567,206
Pacific Gas and Electric Co.
5.80%, 05/15/34	1,765	1,829,898
Security	Par (000)	Value
Electric (continued)
6.95%, 03/15/34(a)	$1,319	$1,463,624
PacifiCorp, 5.45%, 02/15/34(a)	1,816	1,865,738
Potomac Electric Power Co., 5.20%, 03/15/34	605	624,725
PPL Capital Funding Inc., 5.25%, 09/01/34	1,160	1,188,855
PPL Electric Utilities Corp., 4.85%, 02/15/34	1,035	1,051,821
Public Service Co. of Colorado, 5.35%, 05/15/34	1,396	1,443,336
Public Service Electric & Gas Co.
4.85%, 08/01/34	988	997,946
5.20%, 03/01/34	741	768,900
Public Service Enterprise Group Inc., 5.45%, 04/01/34(a)	775	804,939
Puget Sound Energy Inc., 5.33%, 06/15/34	614	634,197
Southern California Edison Co.
5.20%, 06/01/34	1,429	1,431,347
6.00%, 01/15/34	845	885,541
Southern Co. (The), 5.70%, 03/15/34	1,772	1,870,877
System Energy Resources Inc., 5.30%, 12/15/34	862	870,037
Tucson Electric Power Co., 5.20%, 09/15/34	643	656,727
Union Electric Co., 5.20%, 04/01/34	799	825,682
Virginia Electric & Power Co.
5.00%, 01/15/34	810	821,587
5.05%, 08/15/34	968	982,269
Wisconsin Electric Power Co., 4.60%, 10/01/34	483	481,643
Wisconsin Power and Light Co., 5.38%, 03/30/34	512	530,280
Xcel Energy Inc., 5.50%, 03/15/34	1,313	1,359,616
		57,525,994
Electronics — 1.2%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34(a)	620	648,655
Amphenol Corp., 5.25%, 04/05/34	964	1,003,080
Arrow Electronics Inc., 5.88%, 04/10/34	844	880,927
Honeywell International Inc., 4.50%, 01/15/34	1,634	1,620,384
Keysight Technologies Inc., 4.95%, 10/15/34	1,009	1,016,190
TD SYNNEX Corp., 6.10%, 04/12/34	968	1,021,689
		6,190,925
Environmental Control — 1.1%
Republic Services Inc.
5.00%, 04/01/34	1,316	1,351,949
5.20%, 11/15/34	794	824,214
Waste Connections Inc., 5.00%, 03/01/34	1,184	1,208,857
Waste Management Inc., 4.88%, 02/15/34	1,974	2,014,809
		5,399,829
Food — 2.7%
Campbell's Co. (The), 5.40%, 03/21/34	1,625	1,665,755
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., 6.75%, 03/15/34	2,375	2,620,613
Kroger Co. (The), 5.00%, 09/15/34(a)	3,517	3,546,190
McCormick & Co. Inc./MD, 4.70%, 10/15/34	802	787,903
Mondelez International Inc., 4.75%, 08/28/34	793	791,100
Pilgrim's Pride Corp., 6.88%, 05/15/34	849	940,911
Sysco Corp., 6.00%, 01/17/34	802	869,044
Tyson Foods Inc.
4.88%, 08/15/34	811	807,223
5.70%, 03/15/34(a)	1,447	1,521,214
		13,549,953
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	637	660,026
NiSource Inc., 5.35%, 04/01/34	1,043	1,073,463
Southern California Gas Co., 5.05%, 09/01/34	954	971,981
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	741	744,276
Schedule of Investments
62

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	$491	$506,563
		3,956,309
Health Care - Products — 1.6%
Agilent Technologies Inc., 4.75%, 09/09/34	1,011	1,008,780
Smith & Nephew PLC, 5.40%, 03/20/34	1,039	1,074,688
Solventum Corp., 5.60%, 03/23/34	2,364	2,458,652
Stryker Corp., 4.63%, 09/11/34(a)	1,274	1,267,641
Thermo Fisher Scientific Inc., 5.20%, 01/31/34(a)	812	844,639
Zimmer Biomet Holdings Inc., 5.20%, 09/15/34	1,114	1,140,704
		7,795,104
Health Care - Services — 4.3%
Adventist Health System/West, 5.76%, 12/01/34	659	681,280
Cigna Group (The), 5.25%, 02/15/34(a)	2,045	2,102,961
CommonSpirit Health, 5.32%, 12/01/34	1,065	1,088,450
Elevance Health Inc.
5.38%, 06/15/34(a)	1,567	1,617,849
5.95%, 12/15/34	559	597,295
HCA Inc.
5.45%, 09/15/34	1,970	2,025,390
5.60%, 04/01/34(a)	2,066	2,150,923
Humana Inc., 5.95%, 03/15/34	1,409	1,483,997
ICON Investments Six DAC, 6.00%, 05/08/34	850	891,489
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	1,365	1,351,746
Quest Diagnostics Inc., 5.00%, 12/15/34	1,386	1,399,289
UnitedHealth Group Inc.
5.00%, 04/15/34	1,999	2,033,237
5.15%, 07/15/34(a)	3,200	3,284,948
Universal Health Services Inc., 5.05%, 10/15/34	850	832,296
		21,541,150
Holding Companies - Diversified — 0.6%
Blackstone Private Credit Fund, 6.00%, 11/22/34(a)	1,270	1,287,913
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	1,608	1,623,551
		2,911,464
Home Builders — 0.2%
DR Horton Inc., 5.00%, 10/15/34(a)	1,124	1,135,878
Insurance — 4.3%
Aon North America Inc., 5.45%, 03/01/34	2,713	2,823,633
Arch Capital Group Ltd., 7.35%, 05/01/34	493	575,420
Arthur J Gallagher & Co.
5.45%, 07/15/34	774	803,485
6.50%, 02/15/34	635	703,661
Athene Holding Ltd., 5.88%, 01/15/34(a)	964	1,000,748
Brown & Brown Inc., 5.65%, 06/11/34	950	983,020
Chubb INA Holdings LLC, 5.00%, 03/15/34(a)	2,544	2,607,144
Cincinnati Financial Corp., 6.13%, 11/01/34	584	632,081
CNA Financial Corp., 5.13%, 02/15/34	800	804,005
CNO Financial Group Inc., 6.45%, 06/15/34	1,122	1,188,223
Corebridge Financial Inc., 5.75%, 01/15/34	1,179	1,233,727
F&G Annuities & Life Inc., 6.25%, 10/04/34(a)	821	834,785
First American Financial Corp., 5.45%, 09/30/34	735	738,412
Globe Life Inc., 5.85%, 09/15/34	725	759,962
Lincoln National Corp., 5.85%, 03/15/34	567	594,684
Marsh & McLennan Companies Inc., 5.15%, 03/15/34	874	900,997
MetLife Inc.
5.30%, 12/15/34(a)	1,229	1,280,289
6.38%, 06/15/34	1,198	1,336,843
Old Republic International Corp., 5.75%, 03/28/34	672	698,515
Security	Par (000)	Value
Insurance (continued)
Reinsurance Group of America Inc., 5.75%, 09/15/34	$1,023	$1,066,233
		21,565,867
Internet — 2.6%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	1,065	1,060,640
Amazon.com Inc., 4.80%, 12/05/34	1,961	2,019,804
AppLovin Corp., 5.50%, 12/01/34	1,597	1,641,583
Meta Platforms Inc., 4.75%, 08/15/34(a)	4,045	4,066,575
Netflix Inc., 4.90%, 08/15/34(a)	1,649	1,693,818
Uber Technologies Inc., 4.80%, 09/15/34(a)	2,415	2,415,741
		12,898,161
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	812	870,656
Steel Dynamics Inc., 5.38%, 08/15/34	936	970,893
Vale Overseas Ltd., 8.25%, 01/17/34(a)	535	652,327
		2,493,876
Lodging — 0.8%
Choice Hotels International Inc., 5.85%, 08/01/34	973	989,078
Hyatt Hotels Corp., 5.50%, 06/30/34(a)	574	589,717
Las Vegas Sands Corp., 6.20%, 08/15/34	819	859,958
Marriott International Inc./MD, 5.30%, 05/15/34	1,601	1,643,459
		4,082,212
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34(a)	1,084	1,128,919
Ingersoll Rand Inc., 5.45%, 06/15/34	1,226	1,276,329
John Deere Capital Corp.
5.10%, 04/11/34	1,592	1,647,664
Series 1, 5.05%, 06/12/34(a)	1,360	1,400,783
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	779	818,503
		6,272,198
Manufacturing — 0.1%
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	714	693,279
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	2,400	2,525,703
6.65%, 02/01/34	1,448	1,530,530
Comcast Corp.
4.20%, 08/15/34	1,699	1,615,380
5.30%, 06/01/34	2,060	2,113,909
Walt Disney Co. (The), 6.20%, 12/15/34	1,540	1,735,143
		9,520,665
Mining — 0.6%
Freeport-McMoRan Inc., 5.40%, 11/14/34	1,155	1,191,325
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	1,654	1,727,595
		2,918,920
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	970	995,618
Oil & Gas — 4.8%
BP Capital Markets America Inc.
4.99%, 04/10/34	1,549	1,582,224
5.23%, 11/17/34	3,211	3,322,747
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)(b)	1,169	1,191,886
Coterra Energy Inc., 5.60%, 03/15/34	835	855,423
Devon Energy Corp., 5.20%, 09/15/34(a)	2,034	2,021,869
Diamondback Energy Inc., 5.40%, 04/18/34	2,033	2,074,834
63
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp., 5.75%, 02/01/34	$1,199	$1,254,621
Helmerich & Payne Inc., 5.50%, 12/01/34(a)	890	875,867
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	1,944	1,969,295
Ovintiv Inc., 6.50%, 08/15/34	998	1,059,267
Phillips 66, 4.65%, 11/15/34(a)	1,575	1,542,299
Suncor Energy Inc., 5.95%, 12/01/34	747	787,457
TotalEnergies Capital SA
4.72%, 09/10/34(a)	1,226	1,236,890
5.15%, 04/05/34(a)	2,010	2,090,015
Woodside Finance Ltd., 5.10%, 09/12/34	2,005	1,987,196
		23,851,890
Packaging & Containers — 0.8%
Berry Global Inc., 5.65%, 01/15/34(a)	1,312	1,370,088
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	1,620	1,674,693
Sonoco Products Co., 5.00%, 09/01/34(a)	1,177	1,160,648
		4,205,429
Pharmaceuticals — 5.9%
AbbVie Inc., 5.05%, 03/15/34	4,809	4,948,479
Astrazeneca Finance LLC, 5.00%, 02/26/34	2,413	2,493,279
Becton Dickinson & Co., 5.11%, 02/08/34	851	868,523
Bristol-Myers Squibb Co., 5.20%, 02/22/34	3,984	4,136,789
Cardinal Health Inc.
5.35%, 11/15/34	1,603	1,650,004
5.45%, 02/15/34(a)	772	803,420
Cencora Inc., 5.13%, 02/15/34	786	806,196
CVS Health Corp., 5.70%, 06/01/34	2,054	2,146,362
Eli Lilly & Co.
4.60%, 08/14/34	1,979	1,985,211
4.70%, 02/09/34(a)	2,430	2,457,504
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	818	864,802
Johnson & Johnson, 4.95%, 06/01/34(a)	1,292	1,363,476
Novartis Capital Corp., 4.20%, 09/18/34(a)	1,803	1,766,786
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	1,753	1,805,704
Wyeth LLC, 6.50%, 02/01/34(a)	1,167	1,318,648
		29,415,183
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	868	899,746
Cheniere Energy Inc., 5.65%, 04/15/34	2,272	2,352,716
Cheniere Energy Partners LP, 5.75%, 08/15/34	1,910	1,986,692
Enbridge Inc., 5.63%, 04/05/34	1,909	1,991,504
Energy Transfer LP
5.55%, 05/15/34	1,945	1,994,510
5.60%, 09/01/34(a)	2,063	2,120,176
Enterprise Products Operating LLC
4.85%, 01/31/34	1,629	1,650,067
Series H, 6.65%, 10/15/34	576	652,932
Kinder Morgan Inc.
5.30%, 12/01/34	1,202	1,226,162
5.40%, 02/01/34	1,665	1,714,231
MPLX LP, 5.50%, 06/01/34(a)	2,648	2,699,566
ONEOK Inc.
5.05%, 11/01/34	2,568	2,531,034
5.65%, 09/01/34(a)	821	844,912
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	1,041	1,070,349
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	2,037	2,044,082
Targa Resources Corp., 6.50%, 03/30/34	1,624	1,772,642
TransCanada PipeLines Ltd.
4.63%, 03/01/34	2,031	1,983,934
Security	Par (000)	Value
Pipelines (continued)
5.60%, 03/31/34	$563	$582,923
Western Midstream Operating LP, 5.45%, 11/15/34	1,323	1,319,246
Williams Companies Inc. (The), 5.15%, 03/15/34	2,040	2,072,288
		33,509,712
Real Estate — 0.3%
CBRE Services Inc., 5.95%, 08/15/34	1,546	1,651,305
Real Estate Investment Trusts — 6.9%
Agree LP, 5.63%, 06/15/34	734	766,745
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	1,319	1,131,197
American Assets Trust LP, 6.15%, 10/01/34(a)	872	886,534
American Homes 4 Rent LP
5.50%, 02/01/34	979	1,010,992
5.50%, 07/15/34	782	807,747
American Tower Corp., 5.45%, 02/15/34	1,044	1,083,411
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	841	827,176
AvalonBay Communities Inc., 5.35%, 06/01/34	662	688,249
Boston Properties LP, 6.50%, 01/15/34(a)	1,217	1,311,990
Brixmor Operating Partnership LP, 5.50%, 02/15/34	658	677,717
Camden Property Trust, 4.90%, 01/15/34	642	652,896
Cousins Properties LP, 5.88%, 10/01/34	785	819,278
Crown Castle Inc.
5.20%, 09/01/34(a)	1,135	1,148,414
5.80%, 03/01/34	1,199	1,262,332
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	1,164	1,206,584
ERP Operating LP, 4.65%, 09/15/34	982	972,987
Essex Portfolio LP, 5.50%, 04/01/34	931	968,923
Extra Space Storage LP, 5.40%, 02/01/34	955	982,984
GLP Capital LP/GLP Financing II Inc., 5.63%, 09/15/34(a)	1,245	1,258,248
Highwoods Realty LP, 7.65%, 02/01/34	407	464,269
Host Hotels & Resorts LP, 5.70%, 07/01/34	959	983,350
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	647	551,103
Kimco Realty OP LLC, 6.40%, 03/01/34	775	855,112
Kite Realty Group LP, 5.50%, 03/01/34	553	570,414
Mid-America Apartments LP, 5.00%, 03/15/34	545	552,271
NNN REIT Inc., 5.50%, 06/15/34(a)	789	817,370
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	576	601,340
Prologis LP
5.00%, 03/15/34	1,318	1,340,133
5.13%, 01/15/34	1,105	1,134,519
Realty Income Corp., 5.13%, 02/15/34	1,316	1,347,314
Regency Centers LP, 5.25%, 01/15/34	635	653,052
Safehold GL Holdings LLC, 6.10%, 04/01/34	491	517,439
Simon Property Group LP
4.75%, 09/26/34	1,647	1,636,040
6.25%, 01/15/34	787	864,171
UDR Inc.
3.10%, 11/01/34	477	412,234
5.13%, 09/01/34	500	507,499
Ventas Realty LP, 5.63%, 07/01/34	781	816,721
VICI Properties LP, 5.75%, 04/01/34	863	890,738
WP Carey Inc., 5.38%, 06/30/34	643	660,132
		34,639,625
Retail — 1.8%
AutoZone Inc., 5.40%, 07/15/34	1,131	1,168,707
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,225	1,234,151
Schedule of Investments
64

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The), 4.95%, 06/25/34(a)	$2,783	$2,850,967
McDonald's Corp., 5.20%, 05/17/34	776	806,599
O'Reilly Automotive Inc., 5.00%, 08/19/34	805	810,550
Starbucks Corp., 5.00%, 02/15/34(a)	868	884,612
Target Corp., 4.50%, 09/15/34	1,249	1,231,365
		8,986,951
Semiconductors — 2.3%
Analog Devices Inc., 5.05%, 04/01/34	856	887,353
Broadcom Inc.
3.47%, 04/15/34	5,009	4,586,139
4.80%, 10/15/34(a)	2,885	2,898,437
Intel Corp., 5.15%, 02/21/34(a)	1,453	1,473,524
KLA Corp., 4.70%, 02/01/34	767	773,246
Texas Instruments Inc., 4.85%, 02/08/34(a)	969	993,356
		11,612,055
Software — 2.7%
Adobe Inc., 4.95%, 04/04/34	1,132	1,169,477
Atlassian Corp., 5.50%, 05/15/34	795	817,682
Cadence Design Systems Inc., 4.70%, 09/10/34	1,666	1,667,944
Fiserv Inc.
5.15%, 08/12/34	1,438	1,427,258
5.45%, 03/15/34	1,187	1,204,597
Oracle Corp.
4.30%, 07/08/34	2,819	2,645,109
4.70%, 09/27/34	2,810	2,698,654
Roper Technologies Inc., 4.90%, 10/15/34	1,563	1,558,521
Take-Two Interactive Software Inc., 5.60%, 06/12/34	472	492,532
		13,681,774
Telecommunications — 4.0%
AT&T Inc., 5.40%, 02/15/34(a)	4,355	4,507,787
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	1,154	1,165,597
Cisco Systems Inc., 5.05%, 02/26/34	3,953	4,075,356
Motorola Solutions Inc., 5.40%, 04/15/34	1,426	1,475,341
Rogers Communications Inc., 5.30%, 02/15/34	2,061	2,085,863
T-Mobile USA Inc.
5.15%, 04/15/34	1,949	1,990,026
5.75%, 01/15/34	1,625	1,717,935
Verizon Communications Inc., 4.40%, 11/01/34	3,056	2,938,203
		19,956,108
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34	805	847,549
Transportation — 1.1%
Canadian National Railway Co.
4.38%, 09/18/34	1,199	1,175,009
Security	Par (000)	Value
Transportation (continued)
6.25%, 08/01/34(a)	$795	$883,399
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	1,099	958,149
FedEx Corp., 4.90%, 01/15/34	265	262,990
Norfolk Southern Corp., 5.55%, 03/15/34	642	679,306
United Parcel Service Inc., 5.15%, 05/22/34	1,465	1,522,112
		5,480,965
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	826	882,499
6.90%, 05/01/34	631	710,554
		1,593,053
Water — 0.4%
American Water Capital Corp., 5.15%, 03/01/34	1,137	1,172,481
Essential Utilities Inc., 5.38%, 01/15/34(a)	787	809,590
		1,982,071
Total Long-Term Investments — 98.2% (Cost: $480,809,851)		490,811,708
	Shares
Short-Term Securities
Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(c)(d)(e)	52,590,810	52,617,106
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(c)(d)	3,030,000	3,030,000
Total Short-Term Securities — 11.1% (Cost: $55,642,574)		55,647,106
Total Investments — 109.3% (Cost: $536,452,425)		546,458,814
Liabilities in Excess of Other Assets — (9.3)%		(46,369,931)
Net Assets — 100.0%		$500,088,883

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
65
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,206,783	$33,413,266 (a)	$—	$(6,452)	$3,509	$52,617,106	52,590,810	$100,035 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	940,000	2,090,000 (a)	—	—	—	3,030,000	3,030,000	64,333	—
				$(6,452)	$3,509	$55,647,106		$164,368	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$490,811,708	$—	$490,811,708
Short-Term Securities
Money Market Funds	55,647,106	—	—	55,647,106
	$55,647,106	$490,811,708	$—	$546,458,814
See notes to financial statements.
Schedule of Investments
66

Statements of Assets and Liabilities
October 31, 2025

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$724,717,246	$3,456,238,528	$3,364,929,610	$3,165,995,110
Investments, at value—affiliated(c)	1,992,665,667	179,695,601	167,562,365	130,218,407
Cash	31,332	14,006	9,587	—
Receivables:
Investments sold	131,576	2,946,301	5,493,024	9,537,893
Securities lending income—affiliated	2,878	45,791	36,015	45,020
Capital shares sold	—	308,774	85,199	3,824,376
Dividends—affiliated	6,511,079	56,199	61,893	25,019
Interest—unaffiliated	11,973,413	29,755,949	33,626,418	33,794,379
Total assets	2,736,033,191	3,669,061,149	3,571,804,111	3,343,440,204
LIABILITIES
Bank overdraft	—	—	—	62,666
Collateral on securities loaned, at value	143,000	158,519,796	134,897,216	121,556,577
Payables:
Investments purchased	—	27,712,447	29,318,179	12,886,326
Capital shares redeemed	12,851,925	—	—	—
Investment advisory fees	92,167	289,291	286,160	270,266
Total liabilities	13,087,092	186,521,534	164,501,555	134,775,835
Commitments and contingent liabilities
NET ASSETS	$2,722,946,099	$3,482,539,615	$3,407,302,556	$3,208,664,369
NET ASSETS CONSIST OF
Paid-in capital	$2,728,323,324	$3,494,732,332	$3,400,261,575	$3,171,247,135
Accumulated earnings (loss)	(5,377,225)	(12,192,717)	7,040,981	37,417,234
NET ASSETS	$2,722,946,099	$3,482,539,615	$3,407,302,556	$3,208,664,369
NET ASSET VALUE
Shares outstanding	108,100,000	143,450,000	140,100,000	125,850,000
Net asset value	$25.19	$24.28	$24.32	$25.50
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$724,917,105	$3,452,014,267	$3,342,401,115	$3,119,369,134
(b) Securities loaned, at value	$—	$153,941,961	$131,484,425	$117,769,051
(c) Investments, at cost—affiliated	$1,992,665,450	$179,648,925	$167,521,332	$130,182,020
See notes to financial statements.
67
2025 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2025

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,038,898,983	$2,279,413,442	$1,939,163,749	$490,811,708
Investments, at value—affiliated(c)	163,041,226	170,604,322	117,019,576	55,647,106
Cash	4,004	—	3,179	8,953
Receivables:
Investments sold	—	266,126	—	382,236
Securities lending income—affiliated	31,641	40,865	24,350	12,175
Capital shares sold	144,350	4,504,940	—	30,734
Dividends—affiliated	34,498	13,673	16,413	8,960
Interest—unaffiliated	32,747,017	21,847,618	17,489,481	5,869,962
Total assets	3,234,901,719	2,476,690,986	2,073,716,748	552,771,834
LIABILITIES
Bank overdraft	—	50,757	—	—
Collateral on securities loaned, at value	144,458,074	158,640,025	105,202,144	52,619,437
Payables:
Investments purchased	4,516,478	18,090,753	8,550,294	22,844
Investment advisory fees	256,748	188,322	161,862	40,670
Total liabilities	149,231,300	176,969,857	113,914,300	52,682,951
Commitments and contingent liabilities
NET ASSETS	$3,085,670,419	$2,299,721,129	$1,959,802,448	$500,088,883
NET ASSETS CONSIST OF
Paid-in capital	$3,033,353,408	$2,259,269,242	$1,907,149,931	$488,100,013
Accumulated earnings	52,317,011	40,451,887	52,652,517	11,988,870
NET ASSETS	$3,085,670,419	$2,299,721,129	$1,959,802,448	$500,088,883
NET ASSET VALUE
Shares outstanding	131,550,000	103,950,000	92,450,000	18,900,000
Net asset value	$23.46	$22.12	$21.20	$26.46
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,978,908,996	$2,234,568,200	$1,886,006,719	$480,809,851
(b) Securities loaned, at value	$140,395,130	$153,228,688	$102,253,399	$50,978,085
(c) Investments, at cost—affiliated	$163,008,098	$170,573,842	$117,002,104	$55,642,574
See notes to financial statements.
Statements of Assets and Liabilities
68

Statements of Operations
Year Ended October 31, 2025

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$18,298,728	$823,665	$411,501	$340,380
Interest—unaffiliated	107,208,087	138,468,407	135,530,926	130,953,798
Securities lending income—affiliated—net	450,471	376,799	335,429	384,455
Other income—unaffiliated	7,875	2,506	125,328	886,368
Total investment income	125,965,161	139,671,377	136,403,184	132,565,001
EXPENSES
Investment advisory	3,011,972	3,226,277	3,022,400	2,769,963
Interest expense	—	—	752	—
Total expenses	3,011,972	3,226,277	3,023,152	2,769,963
Less:
Investment advisory fees waived	(390,007)	(17,147)	(8,607)	(7,096)
Total expenses after fees waived	2,621,965	3,209,130	3,014,545	2,762,867
Net investment income	123,343,196	136,462,247	133,388,639	129,802,134
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	284,653	243,284	(316,854)	(1,507,351)
Investments—affiliated	57,044	(15,097)	1,819	2,326
In-kind redemptions—unaffiliated(a)	431,410	1,964,511	3,184,763	3,781,341
	773,107	2,192,698	2,869,728	2,276,316
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	12,233,366	18,609,525	28,645,110	42,018,613
Investments—affiliated	(116,543)	(11,228)	(30,940)	(18,838)
	12,116,823	18,598,297	28,614,170	41,999,775
Net realized and unrealized gain	12,889,930	20,790,995	31,483,898	44,276,091
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,233,126	$157,253,242	$164,872,537	$174,078,225
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
69
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2025

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$494,508	$219,570	$176,846	$64,333
Interest—unaffiliated	123,190,656	85,995,657	75,679,793	16,455,885
Securities lending income—affiliated—net	398,098	346,551	275,674	100,035
Other income—unaffiliated	285,593	85,441	5,820	1,311
Total investment income	124,368,855	86,647,219	76,138,133	16,621,564
EXPENSES
Investment advisory	2,528,068	1,784,143	1,499,979	318,288
Total expenses	2,528,068	1,784,143	1,499,979	318,288
Less:
Investment advisory fees waived	(10,356)	(4,580)	(3,665)	(1,371)
Total expenses after fees waived	2,517,712	1,779,563	1,496,314	316,917
Net investment income	121,851,143	84,867,656	74,641,819	16,304,647
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	564,994	(4,755,433)	(263,156)	(16,301)
Investments—affiliated	(13,080)	(13,774)	(10,633)	(6,452)
In-kind redemptions—unaffiliated(a)	2,750,519	4,406,066	2,063,656	—
	3,302,433	(363,141)	1,789,867	(22,753)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	49,206,292	47,217,115	41,209,615	10,843,230
Investments—affiliated	(30,484)	(5,968)	(14,012)	3,509
	49,175,808	47,211,147	41,195,603	10,846,739
Net realized and unrealized gain	52,478,241	46,848,006	42,985,470	10,823,986
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,329,384	$131,715,662	$117,627,289	$27,128,633
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
70

Statements of Changes in Net Assets

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$123,343,196	$98,997,560	$136,462,247	$104,655,756
Net realized gain (loss)	773,107	(2,185,061)	2,192,698	(6,687,962)
Net change in unrealized appreciation (depreciation)	12,116,823	68,631,474	18,598,297	82,674,315
Net increase in net assets resulting from operations	136,233,126	165,443,973	157,253,242	180,642,109
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(121,969,840)	(96,510,202)	(135,056,092)	(100,079,032)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(170,938,508)	615,417,730	533,234,862	1,041,628,421
NET ASSETS
Total increase (decrease) in net assets	(156,675,222)	684,351,501	555,432,012	1,122,191,498
Beginning of year	2,879,621,321	2,195,269,820	2,927,107,603	1,804,916,105
End of year	$2,722,946,099	$2,879,621,321	$3,482,539,615	$2,927,107,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
71
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2027 Term Corporate ETF		iShares iBonds Dec 2028 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$133,388,639	$98,404,644	$129,802,134	$84,859,128
Net realized gain (loss)	2,869,728	(7,827,396)	2,276,316	51,613
Net change in unrealized appreciation (depreciation)	28,614,170	90,716,440	41,999,775	66,591,340
Net increase in net assets resulting from operations	164,872,537	181,293,688	174,078,225	151,502,081
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(130,703,361)	(94,050,964)	(125,757,760)	(80,296,136)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	754,514,547	1,026,197,359	867,289,651	1,064,223,461
NET ASSETS
Total increase in net assets	788,683,723	1,113,440,083	915,610,116	1,135,429,406
Beginning of year	2,618,618,833	1,505,178,750	2,293,054,253	1,157,624,847
End of year	$3,407,302,556	$2,618,618,833	$3,208,664,369	$2,293,054,253

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
72

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2029 Term Corporate ETF		iShares iBonds Dec 2030 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$121,851,143	$64,217,955	$84,867,656	$44,861,530
Net realized gain (loss)	3,302,433	(11,925,293)	(363,141)	1,187,982
Net change in unrealized appreciation (depreciation)	49,175,808	60,409,724	47,211,147	42,172,389
Net increase in net assets resulting from operations	174,329,384	112,702,386	131,715,662	88,221,901
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(117,299,447)	(59,274,481)	(81,569,540)	(41,307,431)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,133,909,875	1,124,978,296	854,030,537	854,421,978
NET ASSETS
Total increase in net assets	1,190,939,812	1,178,406,201	904,176,659	901,336,448
Beginning of year	1,894,730,607	716,324,406	1,395,544,470	494,208,022
End of year	$3,085,670,419	$1,894,730,607	$2,299,721,129	$1,395,544,470

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
73
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2031 Term Corporate ETF		iShares iBonds Dec 2034 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$74,641,819	$41,794,233	$16,304,647	$2,081,249
Net realized gain (loss)	1,789,867	(4,725,188)	(22,753)	148
Net change in unrealized appreciation (depreciation)	41,195,603	51,609,330	10,846,739	(840,350)
Net increase in net assets resulting from operations	117,627,289	88,678,375	27,128,633	1,241,047
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(71,649,824)	(38,997,763)	(15,018,368)	(1,360,108)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	770,850,372	617,722,486	311,383,120	176,714,559
NET ASSETS
Total increase in net assets	816,827,837	667,403,098	323,493,385	176,595,498
Beginning of year	1,142,974,611	475,571,513	176,595,498	—
End of year	$1,959,802,448	$1,142,974,611	$500,088,883	$176,595,498

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
74

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$25.07	$24.39	$24.04	$26.64	$27.05
Net investment income(a)	1.03	0.95	0.78	0.51	0.52
Net realized and unrealized gain (loss)(b)	0.11	0.66	0.32	(2.57)	(0.38)
Net increase (decrease) from investment operations	1.14	1.61	1.10	(2.06)	0.14
Distributions(c)
From net investment income	(1.02)	(0.93)	(0.75)	(0.50)	(0.53)
From net realized gain	—	—	—	(0.04)	(0.02)
Total distributions	(1.02)	(0.93)	(0.75)	(0.54)	(0.55)
Net asset value, end of year	$25.19	$25.07	$24.39	$24.04	$26.64
Total Return(d)
Based on net asset value	4.62%	6.73%	4.61%	(7.80)%	0.51%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.09%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.10%	3.81%	3.20%	2.04%	1.92%
Supplemental Data
Net assets, end of year (000)	$2,722,946	$2,879,621	$2,195,270	$1,478,692	$1,256,130
Portfolio turnover rate(f)	0%(g)	4%	5%	11%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Rounds to less than 0.5%.
See notes to financial statements.
75
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$24.12	$23.26	$22.92	$26.22	$26.72
Net investment income(a)	1.02	0.99	0.79	0.55	0.57
Net realized and unrealized gain (loss)(b)	0.16	0.83	0.31	(3.32)	(0.49)
Net increase (decrease) from investment operations	1.18	1.82	1.10	(2.77)	0.08
Distributions from net investment income(c)	(1.02)	(0.96)	(0.76)	(0.53)	(0.58)
Net asset value, end of year	$24.28	$24.12	$23.26	$22.92	$26.22
Total Return(d)
Based on net asset value	4.99%	7.97%	4.82%	(10.69)%	0.29%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.23%	4.16%	3.39%	2.26%	2.14%
Supplemental Data
Net assets, end of year (000)	$3,482,540	$2,927,108	$1,804,916	$1,236,459	$861,418
Portfolio turnover rate(f)	3%	9%	9%	5%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
76

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$24.07	$22.96	$22.82	$26.68	$27.00
Net investment income(a)	1.06	1.05	0.91	0.67	0.59
Net realized and unrealized gain (loss)(b)	0.25	1.08	0.10	(3.92)	(0.30)
Net increase (decrease) from investment operations	1.31	2.13	1.01	(3.25)	0.29
Distributions from net investment income(c)	(1.06)	(1.02)	(0.87)	(0.61)	(0.61)
Net asset value, end of year	$24.32	$24.07	$22.96	$22.82	$26.68
Total Return(d)
Based on net asset value	5.58%	9.40%	4.45%	(12.31)%	1.01%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.41%	4.41%	3.88%	2.73%	2.18%
Supplemental Data
Net assets, end of year (000)	$3,407,303	$2,618,619	$1,505,179	$881,858	$522,869
Portfolio turnover rate(f)	6%	12%	5%	10%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
77
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$25.09	$23.79	$23.64	$28.52	$28.91
Net investment income(a)	1.18	1.18	1.04	0.79	0.71
Net realized and unrealized gain (loss)(b)	0.39	1.27	0.09	(4.94)	(0.38)
Net increase (decrease) from investment operations	1.57	2.45	1.13	(4.15)	0.33
Distributions from net investment income(c)	(1.16)	(1.15)	(0.98)	(0.73)	(0.72)
Net asset value, end of year	$25.50	$25.09	$23.79	$23.64	$28.52
Total Return(d)
Based on net asset value	6.40%	10.43%	4.79%	(14.77)%	1.09%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.69%	4.75%	4.27%	3.08%	2.45%
Supplemental Data
Net assets, end of year (000)	$3,208,664	$2,293,054	$1,157,625	$553,093	$305,120
Portfolio turnover rate(f)	7%	3%	18%	8%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
78

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$22.99	$21.58	$21.59	$26.48	$26.88
Net investment income(a)	1.11	1.12	0.99	0.75	0.61
Net realized and unrealized gain (loss)(b)	0.46	1.35	(0.06)	(4.98)	(0.40)
Net increase (decrease) from investment operations	1.57	2.47	0.93	(4.23)	0.21
Distributions from net investment income(c)	(1.10)	(1.06)	(0.94)	(0.66)	(0.61)
Net asset value, end of year	$23.46	$22.99	$21.58	$21.59	$26.48
Total Return(d)
Based on net asset value	6.96%	11.67%	4.23%	(16.19)%	0.78%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.82%	4.88%	4.45%	3.20%	2.28%
Supplemental Data
Net assets, end of year (000)	$3,085,670	$1,894,731	$716,324	$282,836	$141,681
Portfolio turnover rate(f)	4%	21%	6%	12%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
79
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21
Net asset value, beginning of year	$21.57	$19.97	$20.13	$25.16	$25.56
Net investment income(a)	1.03	1.03	0.90	0.62	0.51
Net realized and unrealized gain (loss)(b)	0.53	1.56	(0.24)	(5.08)	(0.42)
Net increase (decrease) from investment operations	1.56	2.59	0.66	(4.46)	0.09
Distributions from net investment income(c)	(1.01)	(0.99)	(0.82)	(0.57)	(0.49)
Net asset value, end of year	$22.12	$21.57	$19.97	$20.13	$25.16
Total Return(d)
Based on net asset value	7.46%	13.17%	3.17%	(17.98)%	0.36%
Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.76%	4.82%	4.29%	2.74%	2.01%
Supplemental Data
Net assets, end of year (000)	$2,299,721	$1,395,544	$494,208	$185,187	$139,655
Portfolio turnover rate(f)	8%	4%	9%	7%	4%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21
Net asset value, beginning of period	$20.63	$18.91	$19.30	$24.89	$25.00
Net investment income(b)	1.03	1.05	0.98	0.79	0.20
Net realized and unrealized gain (loss)(c)	0.55	1.68	(0.45)	(5.75)	(0.17)
Net increase (decrease) from investment operations	1.58	2.73	0.53	(4.96)	0.03
Distributions from net investment income(d)	(1.01)	(1.01)	(0.92)	(0.63)	(0.14)
Net asset value, end of period	$21.20	$20.63	$18.91	$19.30	$24.89
Total Return(e)
Based on net asset value	7.90%	14.65%	2.58%	(20.24)%	0.16%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%(h)
Net investment income	4.98%	5.12%	4.92%	3.72%	2.21%(h)
Supplemental Data
Net assets, end of period (000)	$1,959,802	$1,142,975	$475,572	$103,263	$16,181
Portfolio turnover rate(i)	4%	16%	4%	5%	15%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Corporate ETF
	Year Ended 10/31/25	Period From 05/22/24 to 10/31/24(a)
Net asset value, beginning of period	$25.78	$25.00
Net investment income(b)	1.32	0.59
Net realized and unrealized gain(c)	0.64	0.51
Net increase from investment operations	1.96	1.10
Distributions from net investment income(d)	(1.28)	(0.32)
Net asset value, end of period	$26.46	$25.78
Total Return(e)
Based on net asset value	7.85%	4.40%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%(h)
Total expenses after fees waived	0.10%	0.10%(h)
Net investment income	5.12%	5.09%(h)
Supplemental Data
Net assets, end of period (000)	$500,089	$176,595
Portfolio turnover rate(i)	1%	0%(j)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
82

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Diversified
iBonds Dec 2031 Term Corporate	Diversified
iBonds Dec 2034 Term Corporate	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
83
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of
Notes to Financial Statements
84

Notes to Financial Statements  (continued)
borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$13,004,848	$(13,004,848)	$—	$—
BMO Capital Markets Corp.	10,981,196	(10,981,196)	—	—
BNP Paribas SA	5,798,252	(5,662,375)	—	135,877(b)
Citigroup Global Markets, Inc.	12,078,505	(12,078,505)	—	—
Goldman Sachs & Co. LLC	5,553,573	(5,553,573)	—	—
HSBC Securities (USA), Inc.	1,415,985	(1,415,985)	—	—
J.P. Morgan Securities LLC	72,407,041	(72,407,041)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	519,325	(519,325)	—	—
Morgan Stanley	2,051,708	(2,051,708)	—	—
National Bank Financial Inc.	2,492,768	(2,492,768)	—	—
Nomura Securities International, Inc.	2,191,501	(2,191,501)	—	—
Pershing LLC	16,935,036	(16,935,036)	—	—
RBC Capital Markets LLC	1,368,187	(1,368,187)	—	—
Toronto-Dominion Bank	500,075	(500,075)	—	—
UBS Securities LLC	4,921,786	(4,921,786)	—	—
Wells Fargo Securities LLC	1,722,175	(1,722,175)	—	—
	$153,941,961	$(153,806,084)	$—	$135,877
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$17,558,257	$(17,558,257)	$—	$—
BMO Capital Markets Corp.	11,648,358	(11,648,358)	—	—
BNP Paribas SA	9,926,719	(9,602,992)	—	323,727(b)
BofA Securities, Inc.	5,461,105	(5,461,105)	—	—
Citigroup Global Markets, Inc.	2,497,033	(2,497,033)	—	—
Goldman Sachs & Co. LLC	2,404,781	(2,241,470)	—	163,311(b)
J.P. Morgan Securities LLC	35,475,323	(35,475,323)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	583,596	(583,596)	—	—
Morgan Stanley	635,923	(635,923)	—	—
National Bank Financial Inc.	659,637	(659,637)	—	—
Pershing LLC	12,691,013	(12,691,013)	—	—
RBC Capital Markets LLC	10,486,277	(10,486,277)	—	—
Scotia Capital (USA), Inc.	195,431	(195,431)	—	—
Toronto-Dominion Bank	4,870,924	(4,870,924)	—	—
UBS Securities LLC	16,134,742	(16,134,742)	—	—
Wells Fargo Securities LLC	255,306	(255,306)	—	—
	$131,484,425	$(130,997,387)	$—	$487,038
85
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$2,331,178	$(2,331,178)	$—	$—
BMO Capital Markets Corp.	3,366,956	(3,366,956)	—	—
BNP Paribas SA	8,265,397	(8,265,397)	—	—
BofA Securities, Inc.	6,146,856	(6,146,856)	—	—
Citigroup Global Markets, Inc.	16,827	(16,827)	—	—
Goldman Sachs & Co. LLC	2,722,411	(2,722,411)	—	—
HSBC Securities (USA), Inc.	7,404,507	(7,404,507)	—	—
J.P. Morgan Securities LLC	30,696,976	(30,696,976)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	6,377,031	(6,377,031)	—	—
Morgan Stanley	9,388,230	(9,388,230)	—	—
National Bank Financial Inc.	9,009,041	(9,009,041)	—	—
Pershing LLC	15,771,026	(15,771,026)	—	—
RBC Capital Markets LLC	5,496,458	(5,496,458)	—	—
UBS Securities LLC	3,896,965	(3,896,965)	—	—
Wells Fargo Securities LLC	6,879,192	(6,879,192)	—	—
	$117,769,051	$(117,769,051)	$—	$—
iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$37,247,771	$(37,247,771)	$—	$—
Barclays Capital, Inc.	2,601,455	(2,601,455)	—	—
BMO Capital Markets Corp.	1,353,759	(1,353,759)	—	—
BNP Paribas SA	4,046,700	(3,786,096)	—	260,604(b)
BofA Securities, Inc.	5,994,277	(5,994,277)	—	—
Citigroup Global Markets, Inc.	10,323,757	(10,323,757)	—	—
Goldman Sachs & Co. LLC	6,215,753	(6,215,753)	—	—
J.P. Morgan Securities LLC	34,431,118	(34,431,118)	—	—
Jefferies LLC	985	(985)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	827,881	(827,881)	—	—
Morgan Stanley	10,958,987	(10,958,987)	—	—
National Bank Financial Inc.	551,192	(551,192)	—	—
Pershing LLC	8,853,669	(8,853,669)	—	—
RBC Capital Markets LLC	10,325,250	(10,325,250)	—	—
TD Prime Services LLC	4,535,035	(4,535,035)	—	—
TD Securities (USA) LLC	70,211	(70,211)	—	—
UBS AG	79,572	(79,572)	—	—
UBS Securities LLC	1,663,181	(1,663,181)	—	—
Wells Fargo Securities LLC	314,577	(314,577)	—	—
	$140,395,130	$(140,134,526)	$—	$260,604
iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$29,551,867	$(29,551,867)	$—	$—
Barclays Capital, Inc.	2,749,622	(2,749,622)	—	—
BMO Capital Markets Corp.	2,773,677	(2,773,677)	—	—
BNP Paribas SA	8,508,504	(8,508,504)	—	—
BofA Securities, Inc.	7,765,944	(7,765,944)	—	—
Citadel Clearing LLC	2,012,992	(2,012,992)	—	—
Citigroup Global Markets, Inc.	465,131	(465,131)	—	—
J.P. Morgan Securities LLC	35,216,091	(35,216,091)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,657,862	(3,657,862)	—	—
Morgan Stanley	20,014,229	(20,014,229)	—	—
National Bank Financial Inc.	1,927,392	(1,927,392)	—	—
Nomura Securities International, Inc.	209,767	(209,767)	—	—
Pershing LLC	9,351,598	(9,351,598)	—	—
RBC Capital Markets LLC	18,165,455	(18,165,455)	—	—
Scotia Capital (USA), Inc.	68,718	(68,718)	—	—
State Street Bank & Trust Co.	571,426	(571,426)	—	—
Toronto-Dominion Bank	5,166,946	(5,166,946)	—	—
UBS AG	687,924	(687,924)	—	—
UBS Securities LLC	2,192,164	(2,192,164)	—	—
Wells Fargo Securities LLC	2,171,379	(2,171,379)	—	—
	$153,228,688	$(153,228,688)	$—	$—
Notes to Financial Statements
86

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$39,493,856	$(39,493,856)	$—	$—
Barclays Capital, Inc.	1,035	(1,035)	—	—
BMO Capital Markets Corp.	5,404,681	(5,404,681)	—	—
BNP Paribas SA	3,147,135	(3,147,135)	—	—
BofA Securities, Inc.	5,039,732	(5,039,732)	—	—
Citigroup Global Markets, Inc.	2,975,571	(2,975,571)	—	—
J.P. Morgan Securities LLC	22,974,849	(22,974,849)	—	—
Jefferies LLC	1,945,263	(1,945,263)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	466,158	(466,158)	—	—
Morgan Stanley	3,070,931	(3,070,931)	—	—
National Bank Financial Inc.	533,291	(533,291)	—	—
Nomura Securities International, Inc.	1,467,375	(1,467,375)	—	—
RBC Capital Markets LLC	7,482,641	(7,482,641)	—	—
Scotia Capital (USA), Inc.	1,479,067	(1,479,067)	—	—
TD Securities (USA) LLC	1,843,341	(1,843,341)	—	—
UBS AG	249,708	(249,708)	—	—
UBS Securities LLC	2,149,718	(2,149,718)	—	—
Wells Fargo Securities LLC	2,529,047	(2,529,047)	—	—
	$102,253,399	$(102,253,399)	$—	$—
iBonds Dec 2034 Term Corporate
BMO Capital Markets	$2,722,339	$(2,722,339)	$—	$—
BNP Paribas SA	5,247,111	(5,247,111)	—	—
BofA Securities, Inc.	2,498,013	(2,498,013)	—	—
HSBC Securities (USA) Inc	1,844,435	(1,844,435)	—	—
J.P. Morgan Securities LLC	12,306,990	(12,306,990)	—	—
Jefferies LLC	231,216	(231,216)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,830,371	(1,830,371)	—	—
Morgan Stanley	1,752,638	(1,566,541)	—	186,097(b)
National Bank Financial Inc.	3,457,818	(3,457,818)	—	—
Pershing LLC	1,206,623	(1,206,623)	—	—
RBC Capital Markets LLC	12,465,453	(12,465,453)	—	—
Scotia Capital (USA) Inc	634,171	(634,171)	—	—
State Street Bank & Trust Co	14,254	(14,254)	—	—
TD Prime Services LLC	295,553	(295,553)	—	—
UBS Securities LLC	742,077	(742,077)	—	—
Wells Fargo Bank, National Association	158,204	(158,204)	—	—
Wells Fargo Securities LLC	3,570,819	(3,570,819)	—	—
	$50,978,085	$(50,791,988)	$—	$186,097

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
87
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2025 Term Corporate	$390,007
iBonds Dec 2026 Term Corporate	17,147
iBonds Dec 2027 Term Corporate	8,607
iBonds Dec 2028 Term Corporate	7,096
iBonds Dec 2029 Term Corporate	10,356
iBonds Dec 2030 Term Corporate	4,580
iBonds Dec 2031 Term Corporate	3,665
iBonds Dec 2034 Term Corporate	1,371
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
88

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2025 Term Corporate	$153,676
iBonds Dec 2026 Term Corporate	144,105
iBonds Dec 2027 Term Corporate	130,400
iBonds Dec 2028 Term Corporate	132,576
iBonds Dec 2029 Term Corporate	154,343
iBonds Dec 2030 Term Corporate	132,105
iBonds Dec 2031 Term Corporate	105,559
iBonds Dec 2034 Term Corporate	37,111
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2025 Term Corporate	$—	$2,096,587,132
iBonds Dec 2026 Term Corporate	87,956,008	155,080,240
iBonds Dec 2027 Term Corporate	192,171,486	197,352,317
iBonds Dec 2028 Term Corporate	301,202,294	204,922,363
iBonds Dec 2029 Term Corporate	105,608,934	94,666,966
iBonds Dec 2030 Term Corporate	366,395,508	142,032,208
iBonds Dec 2031 Term Corporate	132,890,548	55,257,596
iBonds Dec 2034 Term Corporate	5,403,273	2,922,982
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2025 Term Corporate	$350,964,002	$398,626,951
iBonds Dec 2026 Term Corporate	725,512,406	202,887,995
iBonds Dec 2027 Term Corporate	928,716,888	197,277,900
iBonds Dec 2028 Term Corporate	867,434,934	114,966,761
iBonds Dec 2029 Term Corporate	1,184,440,549	90,006,803
iBonds Dec 2030 Term Corporate	719,766,854	110,642,935
iBonds Dec 2031 Term Corporate	694,802,194	29,529,211
iBonds Dec 2034 Term Corporate	304,083,485	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
89
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to nondeductible expenses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2025 Term Corporate	$431,406	$ (431,406)
iBonds Dec 2026 Term Corporate	1,956,858	(1,956,858)
iBonds Dec 2027 Term Corporate	3,184,763	(3,184,763)
iBonds Dec 2028 Term Corporate	3,781,341	(3,781,341)
iBonds Dec 2029 Term Corporate	2,750,519	(2,750,519)
iBonds Dec 2030 Term Corporate	4,406,066	(4,406,066)
iBonds Dec 2031 Term Corporate	2,063,656	(2,063,656)
iBonds Dec 2034 Term Corporate	2,334	(2,334)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds Dec 2025 Term Corporate
Ordinary income	$121,969,840	$96,510,202
iBonds Dec 2026 Term Corporate
Ordinary income	$135,056,092	$100,079,032
iBonds Dec 2027 Term Corporate
Ordinary income	$130,703,361	$94,050,964
iBonds Dec 2028 Term Corporate
Ordinary income	$125,757,760	$80,296,136
iBonds Dec 2029 Term Corporate
Ordinary income	$117,299,447	$59,274,481
iBonds Dec 2030 Term Corporate
Ordinary income	$81,569,540	$41,307,431
iBonds Dec 2031 Term Corporate
Ordinary income	$71,649,824	$38,997,763
iBonds Dec 2034 Term Corporate
Ordinary income	$15,018,368	$1,360,108
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds Dec 2025 Term Corporate	$9,798,639	$(14,921,335)	$(254,529)	$(5,377,225)
iBonds Dec 2026 Term Corporate	12,351,854	(27,666,077)	3,121,506	(12,192,717)
iBonds Dec 2027 Term Corporate	12,709,349	(27,577,837)	21,909,469	7,040,981
iBonds Dec 2028 Term Corporate	13,191,777	(22,082,648)	46,308,105	37,417,234
iBonds Dec 2029 Term Corporate	12,421,821	(20,038,105)	59,933,295	52,317,011
iBonds Dec 2030 Term Corporate	8,887,389	(13,201,661)	44,766,159	40,451,887
iBonds Dec 2031 Term Corporate	7,842,862	(8,298,420)	53,108,075	52,652,517
iBonds Dec 2034 Term Corporate	2,007,398	(11,623)	9,993,095	11,988,870

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
iBonds Dec 2026 Term Corporate	$110,986
iBonds Dec 2029 Term Corporate	511,172
Notes to Financial Statements
90

Notes to Financial Statements  (continued)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2025 Term Corporate	$2,717,637,442	$74,678	$(329,207)	$(254,529)
iBonds Dec 2026 Term Corporate	3,632,812,623	6,077,103	(2,955,597)	3,121,506
iBonds Dec 2027 Term Corporate	3,510,582,506	23,347,076	(1,437,607)	21,909,469
iBonds Dec 2028 Term Corporate	3,249,905,412	47,148,586	(840,481)	46,308,105
iBonds Dec 2029 Term Corporate	3,142,006,914	60,014,820	(81,525)	59,933,295
iBonds Dec 2030 Term Corporate	2,405,251,605	45,057,788	(291,629)	44,766,159
iBonds Dec 2031 Term Corporate	2,003,075,250	53,388,726	(280,651)	53,108,075
iBonds Dec 2034 Term Corporate	536,465,719	10,049,173	(56,078)	9,993,095
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield
91
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2025 Term Corporate
Shares sold	16,000,000	$400,823,876	29,250,000	$724,563,692
Shares redeemed	(22,750,000)	(571,762,384)	(4,400,000)	(109,145,962)
	(6,750,000)	$(170,938,508)	24,850,000	$615,417,730
iBonds Dec 2026 Term Corporate
Shares sold	30,650,000	$739,661,249	49,400,000	$1,176,180,470
Shares redeemed	(8,550,000)	(206,426,387)	(5,650,000)	(134,552,049)
	22,100,000	$533,234,862	43,750,000	$1,041,628,421
iBonds Dec 2027 Term Corporate
Shares sold	39,600,000	$954,330,379	49,800,000	$1,184,624,299
Shares redeemed	(8,300,000)	(199,815,832)	(6,550,000)	(158,426,940)
	31,300,000	$754,514,547	43,250,000	$1,026,197,359
iBonds Dec 2028 Term Corporate
Shares sold	39,100,000	$984,049,674	43,700,000	$1,088,080,193
Shares redeemed	(4,650,000)	(116,760,023)	(950,000)	(23,856,732)
	34,450,000	$867,289,651	42,750,000	$1,064,223,461
iBonds Dec 2029 Term Corporate
Shares sold	53,150,000	$1,225,748,640	49,600,000	$1,133,794,653
Shares redeemed	(4,000,000)	(91,838,765)	(400,000)	(8,816,357)
	49,150,000	$1,133,909,875	49,200,000	$1,124,978,296
iBonds Dec 2030 Term Corporate
Shares sold	44,450,000	$966,352,689	42,800,000	$915,268,232
Shares redeemed	(5,200,000)	(112,322,152)	(2,850,000)	(60,846,254)
	39,250,000	$854,030,537	39,950,000	$854,421,978
iBonds Dec 2031 Term Corporate
Shares sold	38,500,000	$801,198,356	30,600,000	$624,929,738
Shares redeemed	(1,450,000)	(30,347,984)	(350,000)	(7,207,252)
	37,050,000	$770,850,372	30,250,000	$617,722,486
iBonds Dec 2034 Term Corporate
Shares sold	12,050,000	$311,383,120	6,850,000	$176,714,559
Notes to Financial Statements
92

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation: In accordance with its prospectus and its investment objective, the iShares iBonds Dec 2025 Term Corporate ETF ceased trading after the close of business on December 15, 2025, when all of the bonds included in the Fund’s underlying index matured. Proceeds of the liquidation were sent to shareholders on December 18, 2025.
93
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds Dec 2025 Term Corporate ETF(1)
iShares iBonds Dec 2026 Term Corporate ETF(1)
iShares iBonds Dec 2027 Term Corporate ETF(1)
iShares iBonds Dec 2028 Term Corporate ETF(1)
iShares iBonds Dec 2029 Term Corporate ETF(1)
iShares iBonds Dec 2030 Term Corporate ETF(1)
iShares iBonds Dec 2031 Term Corporate ETF(1)
iShares iBonds Dec 2034 Term Corporate ETF(2)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for each of the two years in the period ended October 31, 2025
(2) Statement of operations for the year ended October 31, 2025, and statement of changes in net assets for the year ended October 31, 2025 and the period May 22, 2024 (commencement of operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
94

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
iBonds Dec 2025 Term Corporate	$8,204,810
iBonds Dec 2026 Term Corporate	403,822
iBonds Dec 2027 Term Corporate	190,913
iBonds Dec 2028 Term Corporate	166,871
iBonds Dec 2029 Term Corporate	242,562
iBonds Dec 2030 Term Corporate	108,461
iBonds Dec 2031 Term Corporate	87,011
iBonds Dec 2034 Term Corporate	31,266
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
iBonds Dec 2025 Term Corporate	$121,632,437
iBonds Dec 2026 Term Corporate	136,336,392
iBonds Dec 2027 Term Corporate	133,096,092
iBonds Dec 2028 Term Corporate	128,566,146
iBonds Dec 2029 Term Corporate	121,190,726
iBonds Dec 2030 Term Corporate	84,453,444
iBonds Dec 2031 Term Corporate	74,345,921
iBonds Dec 2034 Term Corporate	16,197,640
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
iBonds Dec 2025 Term Corporate	$105,955,149
iBonds Dec 2026 Term Corporate	112,045,233
iBonds Dec 2027 Term Corporate	115,648,809
iBonds Dec 2028 Term Corporate	108,049,070
iBonds Dec 2029 Term Corporate	107,457,827
iBonds Dec 2030 Term Corporate	72,780,668
iBonds Dec 2031 Term Corporate	67,818,091
iBonds Dec 2034 Term Corporate	14,260,942
95
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
96

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2025 Term Corporate ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF, iShares iBonds Dec 2031 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
97
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
98

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
99
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
100

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
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October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Dec 2030 Term Muni Bond ETF | IBMS | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/30	$135	$150,443
Alabama Highway Finance Corp. RB, 5.00%, 08/01/33	190	208,085
Alabama Public School & College Authority RB
5.00%, 11/01/30	85	94,831
5.00%, 11/01/31	215	239,706
Series A, 5.00%, 11/01/32	790	878,508
Series A, 5.00%, 11/01/34	80	88,340
City of Huntsville Alabama GOL, 5.00%, 12/01/30	25	28,023
University of Alabama (The) RB, 5.00%, 07/01/30	60	65,219
University of Alabama at Birmingham RB, 5.00%, 10/01/30	70	77,841
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/30	65	70,837
		1,901,833
Alaska — 0.6%
Borough of Matanuska-Susitna Alaska GO, 5.00%, 11/01/30	120	133,879
Municipality of Anchorage Alaska GO
5.00%, 04/01/30	130	143,083
5.00%, 09/01/30	50	55,479
5.00%, 09/01/30	45	47,826
5.00%, 04/01/34	210	228,939
State of Alaska GO, 5.00%, 08/01/30	255	283,332
		892,538
Arizona — 1.7%
Arizona Board of Regents RB
5.00%, 07/01/30	15	16,606
5.00%, 07/01/33	175	192,107
City of Mesa Arizona GO, 5.00%, 07/01/30	90	99,875
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/30	510	566,724
5.00%, 07/01/30	80	84,999
5.00%, 07/01/32	30	33,157
5.00%, 07/01/33	85	93,859
5.00%, 07/01/34	275	302,007
County of Pima Sewer System Revenue COP, 5.00%, 07/01/30	100	110,880
County of Pima Sewer System Revenue RB, 5.00%, 07/01/30	55	59,657
Maricopa County Unified School District No. 48 Scottsdale GO
4.00%, 07/01/32	85	89,930
4.00%, 07/01/33	75	78,838
Maricopa County Unified School District No. 80 Chandler GO, 4.00%, 07/01/33	60	63,250
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	320	355,113
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/30	405	426,580
5.00%, 01/01/34	160	174,220
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/30	40	44,408
		2,792,210
Arkansas — 0.2%
City of Little Rock Arkansas GOL, 4.00%, 02/01/30	120	123,246
Security	Par (000)	Value
Arkansas (continued)
University of Arkansas RB, 5.00%, 11/01/30	$115	$128,033
		251,279
California — 11.0%
Anaheim Public Financing Authority RB, 5.00%, 09/01/30 (BAM)	250	272,337
Beverly Hills Unified School District California GO, 0.00%, 08/01/30(a)	510	456,448
California Infrastructure & Economic Development Bank RB, 5.00%, 07/01/30	225	248,291
California School Finance Authority RB
4.00%, 07/01/31	75	79,480
4.00%, 07/01/34	30	31,488
California State Public Works Board RB
3.00%, 05/01/30	195	195,562
5.00%, 02/01/30	330	364,180
5.00%, 08/01/30	50	55,757
5.00%, 11/01/30	55	61,649
5.00%, 03/01/31	235	259,724
City & County of San Francisco California GO
2.00%, 06/15/30	285	268,678
4.00%, 06/15/30	45	47,459
City of Los Angeles Department of Airports RB
5.00%, 05/15/30	100	112,628
5.00%, 05/15/33	120	133,162
City of Palo Alto California COP, 3.00%, 11/01/32	75	75,469
Coast Community College District GO, 0.00%, 08/01/30 (AGM)(a)	110	97,440
East Side Union High School District GO, 5.00%, 08/01/30	100	112,680
Eastern Municipal Water District Financing Authority RB, 5.00%, 07/01/33	35	39,280
Escondido Union High School District GO, 0.00%, 08/01/30 (AGC)(a)	80	70,699
Fontana Unified School District GO, 0.00%, 08/01/30(a)	75	65,632
Glendale Community College District GO, 0.00%, 08/01/33(a)	90	69,974
Glendale Unified School District California GO, 4.00%, 09/01/30	25	26,106
Grossmont Union High School District GO, 0.00%, 08/01/30(a)	150	131,265
Grossmont-Cuyamaca Community College District GO, 0.00%, 08/01/30 (AGC)(a)	15	13,213
Jefferson Union High School District GO, 5.00%, 08/01/30	150	169,237
Los Angeles Community College District California GO, 5.00%, 08/01/30	70	79,298
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
Series A, 5.00%, 06/01/32	85	95,408
Series A, 5.00%, 06/01/33	165	184,721
Los Angeles Department of Water & Power RB
5.00%, 07/01/30	285	313,818
5.00%, 07/01/30	215	230,033
5.00%, 07/01/30	505	550,882
Series D, 5.00%, 07/01/30	100	105,924
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 01/01/30	390	421,652
5.00%, 07/01/30	290	319,591
5.00%, 07/01/30	35	36,710
5.00%, 07/01/33	95	103,986
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Series B, 4.00%, 07/01/30	$170	$177,585
Los Angeles Unified School District California GO
5.00%, 07/01/30	320	362,251
5.00%, 07/01/30	155	171,234
5.00%, 07/01/32	175	197,635
Series B-1, 5.00%, 07/01/30	175	185,559
Series C, 4.00%, 07/01/33	165	175,006
Mount San Jacinto Community College District GO, 3.00%, 08/01/30	75	75,486
Mountain View Los Altos Union High School District California GO, 3.00%, 08/01/31	240	245,767
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/30	395	444,954
New Haven Unified School District GO, 0.00%, 08/01/30 (AGC)(a)	100	87,961
Newport Mesa Unified School District GO
0.00%, 08/01/30(a)	70	62,386
0.00%, 08/01/30 (NPFGC)(a)	100	88,789
Palo Alto Unified School District GO
0.00%, 08/01/30(a)	20	17,808
3.00%, 08/01/33	45	45,874
3.00%, 08/01/34	100	100,434
Poway Unified School District GO, 0.00%, 08/01/30(a)	190	167,965
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	660	581,632
Rancho Water District Financing Authority RB, 5.00%, 08/01/34	70	77,844
Riverside County Public Financing Authority, 5.00%, 10/01/30 (BAM)	160	178,180
Riverside Unified School District Financing Authority, 5.00%, 09/01/30	100	112,941
Sacramento Municipal Utility District RB, 5.00%, 08/15/30	145	163,882
San Diego Unified School District California GO
0.00%, 07/01/30(a)	200	175,727
5.00%, 07/01/30	150	169,841
Series C, 0.00%, 07/01/30(a)	20	17,670
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/30	60	63,666
5.00%, 08/01/30	140	154,451
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/30	55	62,510
San Francisco Unified School District GO, 5.00%, 06/15/30	75	83,516
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	65	57,858
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	405	360,778
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	215	190,831
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	48,817
Santa Clarita Community College District GO, 0.00%, 08/01/30 (AG)(a)	115	101,821
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	380	336,767
Southern California Public Power Authority RB, 5.00%, 07/01/30	180	198,201
State of California Department of Water Resources RB, 5.00%, 12/01/32	100	113,686
State of California GO
3.50%, 08/01/30	25	26,002
Security	Par (000)	Value
California (continued)
5.00%, 03/01/30	$65	$72,028
5.00%, 04/01/30	140	155,416
5.00%, 08/01/30	1,225	1,369,537
5.00%, 08/01/30	245	262,088
5.00%, 09/01/30	110	123,195
5.00%, 10/01/30	195	218,776
5.00%, 10/01/30	535	587,485
5.00%, 11/01/30	1,060	1,191,336
5.00%, 12/01/30	15	16,887
5.00%, 11/01/31	80	89,759
5.00%, 11/01/31	320	359,038
5.00%, 03/01/32	110	121,592
5.00%, 03/01/33	355	391,231
5.00%, 03/01/34	195	214,308
Transbay Joint Powers Authority, 5.00%, 10/01/30	35	36,978
University of California RB
4.00%, 05/15/30	50	51,733
5.00%, 05/15/30	75	84,091
5.00%, 05/15/30	170	181,763
Series O, 5.00%, 05/15/30	125	133,586
Upland Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	120	105,900
		17,549,903
Colorado — 1.9%
Board of Governors of Colorado State University System RB, 5.00%, 03/01/30	85	89,447
Board of Water Commissioners City & County of Denver (The) RB
4.00%, 09/15/33	155	164,019
5.00%, 09/15/31	50	55,911
Series B, 5.00%, 09/15/32	140	156,227
City & County of Denver Airport System Revenue RB
5.00%, 11/15/30	205	228,609
5.00%, 11/15/30	115	125,561
5.00%, 11/15/32	25	27,710
City & County of Denver Colorado GO
3.00%, 08/01/34	50	49,653
5.00%, 08/01/30	35	39,021
5.00%, 08/01/30	85	92,496
5.00%, 08/01/31	195	217,465
Series B, 5.00%, 08/01/30	250	278,724
City & County of Denver Pledged Excise Tax Revenue RB, 5.00%, 08/01/30	20	22,156
City of Colorado Springs Utilities System Revenue RB, 5.00%, 11/15/30	140	156,868
Denver City & County School District No. 1 GO
5.00%, 12/01/32 (SAW)	60	66,956
5.00%, 12/01/34 (SAW)	70	77,587
E-470 Public Highway Authority RB, 0.00%, 09/01/30 (NPFGC)(a)	530	461,990
Metro Wastewater Reclamation District RB, 5.00%, 04/01/33	230	253,375
Park Creek Metropolitan District, 5.00%, 12/01/30 (AG)	60	66,284
State of Colorado COP
5.00%, 03/15/30	230	242,231
5.00%, 03/15/30	20	21,509
University of Colorado RB
4.00%, 06/01/30	65	68,850
5.00%, 06/01/30	40	44,248
		3,006,897
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority RB, 5.00%, 07/01/64	$450	$495,917
State of Connecticut GO
4.00%, 01/15/30	380	401,107
4.00%, 06/01/30	50	53,014
4.00%, 06/01/32	145	153,420
4.00%, 06/01/33	170	179,203
5.00%, 01/15/30	250	274,084
5.00%, 07/15/30	40	44,287
5.00%, 09/15/30	225	249,921
5.00%, 11/15/30	125	139,290
Series A, 5.00%, 01/15/31	120	131,477
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/30	70	73,559
5.00%, 05/01/30	20	22,055
5.00%, 07/01/30	295	326,370
5.00%, 11/01/30	215	239,408
5.00%, 05/01/31	70	77,187
Series A, 5.00%, 05/01/33	115	126,462
Series B, 5.00%, 10/01/30	415	443,056
University of Connecticut RB, 5.00%, 02/15/30	60	66,007
		3,495,824
Delaware — 0.7%
Delaware Transportation Authority RB
5.00%, 07/01/30	110	119,860
5.00%, 09/01/30	120	133,087
5.00%, 09/01/31	315	348,888
5.00%, 07/01/34	170	187,026
State of Delaware GO
4.00%, 01/01/32	60	63,534
4.00%, 01/01/33	140	147,779
5.00%, 01/01/30	170	187,237
		1,187,411
District of Columbia — 1.1%
District of Columbia GO
5.00%, 06/01/30	65	71,861
5.00%, 06/01/30	135	142,977
5.00%, 08/01/30	55	61,004
5.00%, 12/01/30	50	55,816
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	160	176,011
5.00%, 10/01/30	65	70,890
5.00%, 03/01/33	105	115,145
5.00%, 05/01/33	70	76,968
5.00%, 05/01/34	175	191,728
District of Columbia RB, 5.00%, 12/01/30	130	141,842
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 0.00%, 10/01/30 (AG)(a)	250	214,999
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/30	190	209,760
5.00%, 07/15/32	60	65,993
5.00%, 07/15/33	140	153,294
		1,748,288
Florida — 4.5%
Central Florida Expressway Authority RB
5.00%, 07/01/30 (AG)	90	99,583
5.00%, 07/01/30 (AGM)	185	204,698
City of Hollywood Water & Sewer Revenue RB, 5.00%, 10/01/33	60	66,624
Security	Par (000)	Value
Florida (continued)
City of Jacksonville Florida RB, 5.00%, 10/01/30	$460	$511,235
County of Manatee Public Utilities Revenue RB, 5.00%, 10/01/30	40	44,553
County of Miami-Dade Aviation Revenue RB
4.00%, 10/01/34	55	56,505
5.00%, 10/01/33	55	60,309
County of Miami-Dade Florida GO
4.00%, 07/01/31	90	94,217
5.00%, 07/01/30	65	71,951
County of Miami-Dade Florida RB
4.00%, 04/01/33	70	73,606
5.00%, 04/01/30	85	93,670
County of Miami-Dade Transit System RB, 5.00%, 07/01/30	145	157,014
County of Miami-Dade Water & Sewer System Revenue RB
5.00%, 10/01/30	150	166,927
5.00%, 10/01/30	215	228,683
County of Orange Water Utility System Revenue RB
5.00%, 10/01/30	160	178,761
5.00%, 10/01/34	200	220,040
Duval County Public Schools COP
5.00%, 07/01/30 (AGM)	440	485,221
5.00%, 07/01/32 (AG)	125	137,348
Florida Municipal Power Agency RB
5.00%, 10/01/30	200	221,400
5.00%, 10/01/30	160	170,745
Hillsborough County School Board COP, 5.00%, 07/01/30	445	472,612
JEA Electric System Revenue RB, 5.00%, 10/01/30 (AGC)	325	360,407
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	100	111,138
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/30	180	196,309
Orlando Utilities Commission RB, 5.00%, 10/01/30	20	21,624
Palm Beach County School District COP
5.00%, 08/01/30	150	166,240
5.00%, 08/01/33	375	408,624
School District of Broward County Florida COP
5.00%, 07/01/30	150	165,140
5.00%, 07/01/30 (AG)	20	22,074
5.00%, 07/01/33	125	136,382
Series A, 5.00%, 07/01/32	225	245,988
Series A, 5.00%, 07/01/34	155	168,570
State of Florida Department of Transportation RB
3.00%, 07/01/33	180	177,928
3.00%, 07/01/34	105	102,870
5.00%, 07/01/30	70	77,194
State of Florida Department of Transportation Turnpike System Revenue RB
4.00%, 07/01/32	50	52,541
4.00%, 07/01/34	80	83,499
5.00%, 07/01/30	355	394,118
5.00%, 07/01/30	40	42,585
State of Florida GO
5.00%, 06/01/30	170	188,729
5.00%, 07/01/30	55	61,061
5.00%, 06/01/33	125	138,248
Series A, 5.00%, 06/01/30	70	77,712
		7,214,683
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 1.5%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/30	$45	$50,396
City of Atlanta Department of Aviation RB, 5.00%, 07/01/30	115	127,479
City of Atlanta Water & Wastewater Revenue RB
5.00%, 11/01/30 (BAM)	35	39,012
5.75%, 11/01/30 (AG)	170	195,430
County of Columbia Water & Sewerage Revenue RB, 5.00%, 06/01/30	25	27,720
County of DeKalb Water & Sewerage Revenue RB, 5.00%, 10/01/30	30	33,457
Georgia Ports Authority RB, 5.00%, 07/01/30	135	149,750
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/31	85	93,670
Henry County School District GO, 4.00%, 08/01/30 (SAW)	90	95,872
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/30	30	32,584
Municipal Electric Authority of Georgia RB
5.00%, 01/01/30	155	168,168
5.00%, 01/01/30	100	106,386
5.00%, 07/01/30 (AG)	100	109,822
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	415	460,538
State of Georgia GO
4.00%, 01/01/30	155	164,131
5.00%, 07/01/30	200	222,710
5.00%, 07/01/30	30	32,696
5.00%, 08/01/33	140	154,984
Series A, 5.00%, 08/01/32	90	99,920
		2,364,725
Hawaii — 1.2%
City & County of Honolulu Hawaii GO
5.00%, 03/01/30	355	390,999
5.00%, 07/01/30	75	83,230
5.00%, 09/01/30	45	47,966
5.00%, 07/01/32	75	82,893
5.00%, 07/01/33	80	88,215
5.00%, 07/01/34	120	131,858
County of Hawaii Hawaii GO
5.00%, 09/01/31	95	105,726
5.00%, 09/01/34	45	49,452
County of Maui Hawaii GO, 5.00%, 03/01/32	250	274,380
State of Hawaii Airports System Revenue RB
5.00%, 07/01/30	105	116,248
5.00%, 07/01/31	20	22,069
5.00%, 07/01/33	180	197,356
State of Hawaii Harbor System Revenue RB
4.00%, 07/01/32	145	152,499
4.00%, 07/01/33	35	36,588
University of Hawaii RB, 5.00%, 10/01/30	100	111,104
		1,890,583
Illinois — 4.8%
Board of Trustees of the University of Illinois (The) RB, 5.00%, 04/01/31	95	104,096
Chicago O'Hare International Airport RB
5.00%, 01/01/30	425	464,004
5.00%, 01/01/31	100	108,789
5.00%, 01/01/32	80	86,964
5.00%, 01/01/33	60	65,094
Security	Par (000)	Value
Illinois (continued)
Series A, 5.00%, 01/01/34	$250	$270,435
City of Chicago Illinois GO, 5.00%, 01/01/30	140	146,005
City of Chicago Wastewater Transmission Revenue RB
5.00%, 01/01/30 (AGM)	155	168,269
5.00%, 01/01/30 (BAM)	215	233,406
City of Chicago Waterworks Revenue RB, 5.00%, 11/01/30	60	65,925
County of Cook Illinois GO, 5.00%, 11/15/31	115	126,452
County of Cook Sales Tax Revenue RB, 5.00%, 11/15/30	60	66,321
Illinois Finance Authority RB
5.00%, 01/01/30	55	60,252
5.00%, 04/01/30	200	218,929
5.00%, 07/01/30	315	348,496
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	770	841,619
5.00%, 01/01/30	115	120,229
5.00%, 01/01/31	390	424,135
Metropolitan Pier & Exposition Authority RB, 0.00%, 06/15/30 (NPFGC)(a)	70	59,923
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/30	45	50,185
Metropolitan Water Reclamation District of Greater Chicago GOL, 5.00%, 12/01/30	300	334,565
Regional Transportation Authority RB, 6.00%, 07/01/30 (NPFGC)	425	483,541
Sales Tax Securitization Corp. RB
5.00%, 01/01/31	80	86,609
5.00%, 01/01/33	100	107,931
5.00%, 01/01/34	140	150,597
Series A, 5.00%, 01/01/30	430	464,564
State of Illinois GO
5.00%, 05/01/30	505	549,502
5.00%, 07/01/30	400	436,358
5.00%, 10/01/30	190	207,882
5.00%, 12/01/30	205	225,018
Series A, 5.00%, 10/01/30	150	158,650
Series B, 5.00%, 10/01/30	100	105,767
State of Illinois Sales Tax Revenue RB
4.00%, 06/15/30 (BAM)	135	141,308
5.00%, 06/15/30	195	212,478
		7,694,298
Indiana — 1.6%
Ball State University RB, 5.00%, 07/01/30	40	44,080
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	260	277,532
Indiana Finance Authority RB
5.00%, 02/01/30	450	490,348
5.00%, 02/01/30	35	37,623
5.00%, 10/01/30	570	634,071
Indiana Municipal Power Agency RB
5.00%, 01/01/30 (AGC)	55	60,239
5.00%, 01/01/30	90	94,209
Indiana University RB
4.00%, 06/01/30	75	79,575
5.00%, 08/01/30	50	55,586
5.00%, 06/01/32	130	143,553
5.00%, 08/01/32	35	38,777
Indianapolis Local Public Improvement Bond Bank RB
5.00%, 01/01/30	25	26,176
5.00%, 02/01/30	120	131,141
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Purdue University RB
5.00%, 07/01/30	$245	$271,575
5.00%, 07/01/30	25	26,604
5.00%, 07/01/31	155	172,032
		2,583,121
Iowa — 0.4%
City of Des Moines Iowa GO
4.00%, 06/01/30	60	62,060
4.00%, 06/01/30	110	115,028
5.00%, 06/01/30	55	60,851
5.00%, 06/01/31	135	150,416
Iowa Finance Authority RB, 5.00%, 08/01/30	245	260,407
		648,762
Kansas — 0.6%
County of Johnson Kansas GO, 3.00%, 09/01/30	20	20,145
Johnson County Public Building Commission RB, 5.00%, 09/01/30	50	55,787
Johnson County Unified School District No. 229 Blue Valley GO, 5.00%, 10/01/30	175	194,731
Kansas Development Finance Authority RB
5.00%, 05/01/30	100	110,304
5.00%, 04/01/31	115	125,860
State of Kansas Department of Transportation RB, 5.00%, 09/01/30	345	382,443
		889,270
Kentucky — 0.6%
Kentucky State Property & Building Commission RB
5.00%, 10/01/30	135	149,170
5.00%, 11/01/30	205	226,763
5.00%, 11/01/30	125	133,206
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	350	386,586
Louisville Water Co. RB, 5.00%, 11/15/30	50	55,944
Louisville/Jefferson County Metropolitan Government GO, 5.00%, 12/01/30	50	55,637
		1,007,306
Louisiana — 0.8%
City of New Orleans Louisiana GO
5.00%, 12/01/30	25	27,685
5.00%, 12/01/31	240	265,307
New Orleans Aviation Board RB, 5.00%, 10/01/30 (AGM)	155	164,422
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	115	126,582
State of Louisiana GO
5.00%, 03/01/30	65	71,650
5.00%, 03/01/30	60	64,618
5.00%, 04/01/30	15	16,563
5.00%, 09/01/30	90	100,257
Series A, 5.00%, 03/01/31	20	21,936
State of Louisiana RB
5.00%, 09/01/30	245	272,213
5.00%, 09/01/30	155	164,681
5.00%, 09/01/33	50	54,855
		1,350,769
Maine — 0.8%
City of Portland Maine GO
5.00%, 10/01/30	100	109,609
5.00%, 11/01/30	20	22,402
Maine Governmental Facilities Authority RB
5.00%, 10/01/30	75	83,277
5.00%, 10/01/30	25	26,641
Security	Par (000)	Value
Maine (continued)
5.00%, 10/01/30	$75	$81,587
Maine Municipal Bond Bank RB
5.00%, 09/01/30	95	105,270
5.00%, 11/01/30	340	378,970
5.00%, 11/01/30	95	103,816
5.00%, 09/01/31	190	210,804
5.00%, 09/01/32	20	22,090
Maine Turnpike Authority RB
5.00%, 07/01/30	65	71,948
5.00%, 07/01/30	25	26,529
State of Maine GO, 5.00%, 06/01/30	40	44,368
		1,287,311
Maryland — 2.6%
County of Anne Arundel Maryland GOL
5.00%, 04/01/30	75	83,040
5.00%, 10/01/30	295	322,519
County of Baltimore Maryland GO
5.00%, 08/01/30	45	50,125
5.00%, 03/01/31	175	192,481
County of Frederick Maryland GO
5.00%, 08/01/30	25	26,632
5.00%, 10/01/30	45	50,340
County of Montgomery Maryland GO
4.00%, 11/01/30	70	74,658
5.00%, 08/01/30	150	167,227
County of Prince George's Maryland GOL
5.00%, 07/01/30	80	88,961
5.00%, 07/15/30	180	191,370
5.00%, 09/01/30	80	89,264
5.00%, 09/15/30	100	111,668
Maryland State Transportation Authority RB
5.00%, 07/01/30	285	316,511
5.00%, 07/01/31	60	66,468
5.00%, 07/01/33	80	88,244
State of Maryland Department of Transportation RB
4.00%, 10/01/30	70	73,480
5.00%, 10/01/30	90	100,588
5.00%, 10/01/34	260	286,750
State of Maryland GO
5.00%, 03/15/30	110	118,851
5.00%, 06/01/30	445	494,005
5.00%, 03/15/32	55	60,522
Series A, 5.00%, 03/15/30	85	93,949
Series A, 5.00%, 03/15/30	105	110,912
Series A, 5.00%, 08/01/31	550	611,055
Series A, 5.00%, 08/01/33	130	143,345
Washington Suburban Sanitary Commission RB, 5.00%, 12/01/31 (GTD)	130	145,400
		4,158,365
Massachusetts — 1.4%
Commonwealth of Massachusetts GO, 5.00%, 10/01/30	605	676,087
Commonwealth of Massachusetts GOL
2.00%, 03/01/34	190	168,626
4.00%, 11/01/34	115	120,098
5.00%, 01/01/30	175	188,506
5.00%, 03/01/30	10	11,042
5.00%, 05/01/30	55	60,943
5.00%, 07/01/30	220	244,601
Series E, 5.00%, 11/01/30	50	55,970
Series E, 5.00%, 11/01/32	55	61,203
7
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Series E, 5.00%, 11/01/33	$25	$27,728
Commonwealth of Massachusetts RB, 5.50%, 01/01/30 (NPFGC)	65	72,327
Commonwealth of Massachusetts Transportation Fund Revenue RB, 5.00%, 06/01/30	45	47,860
Massachusetts School Building Authority RB, 5.00%, 02/15/30	500	550,015
		2,285,006
Michigan — 1.3%
Chippewa Valley Schools GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,535
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/30	90	99,570
Karegnondi Water Authority RB, 5.00%, 11/01/30 (BAM)	130	144,243
Michigan State Building Authority RB, 5.00%, 10/15/30	260	289,778
Michigan State University RB
5.00%, 02/15/30	20	21,951
5.00%, 02/15/30	55	59,075
5.00%, 08/15/30	170	188,492
5.00%, 08/15/31	65	72,265
State of Michigan GO, Series A, 5.00%, 05/15/32	90	99,242
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/30	330	370,042
5.00%, 11/15/31	25	27,949
5.00%, 11/15/32	395	439,445
5.00%, 11/15/33	120	132,873
University of Michigan RB, 5.00%, 04/01/34	90	98,693
		2,065,153
Minnesota — 1.6%
City of Minneapolis GO, 5.00%, 12/01/30	100	112,134
County of Hennepin Minnesota GO
5.00%, 12/01/30	185	207,542
5.00%, 12/01/31	225	251,870
Metropolitan Council GO, 5.00%, 03/01/31	260	287,759
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	85	92,825
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	195	215,347
State of Minnesota GO
4.00%, 08/01/30	90	95,285
4.00%, 08/01/31	95	100,716
5.00%, 08/01/30	385	428,833
5.00%, 08/01/30	35	37,384
5.00%, 09/01/30	85	94,838
5.00%, 08/01/31	240	267,512
5.00%, 08/01/32	85	94,594
5.00%, 08/01/33	80	88,745
University of Minnesota RB, 5.00%, 08/01/30	160	177,724
		2,553,108
Mississippi — 0.3%
State of Mississippi GO
5.00%, 06/01/30	30	33,130
5.00%, 06/01/31	40	44,158
5.00%, 06/01/32	305	336,230
State of Mississippi RB, 5.00%, 10/01/30	40	44,239
		457,757
Missouri — 0.5%
Curators of the University of Missouri (The) RB, 5.00%, 11/01/30	230	256,865
Security	Par (000)	Value
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	$460	$501,364
		758,229
Nebraska — 0.4%
City of Lincoln Electric System Revenue RB, 5.00%, 09/01/32	70	76,446
City of Omaha Nebraska, 4.00%, 02/15/30	35	36,850
City of Omaha Nebraska GO
5.00%, 04/15/30	25	27,512
5.00%, 04/15/30	35	37,797
City of Omaha Sewer Revenue RB, 4.00%, 04/01/33	25	26,348
Nebraska Public Power District RB, 5.00%, 01/01/30	100	104,948
Omaha Public Power District RB
5.00%, 02/01/30	240	263,860
5.00%, 02/01/30	75	78,780
Omaha School District GO, 4.00%, 12/15/32	35	36,910
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/30	25	26,498
		715,949
Nevada — 2.0%
Clark County School District GOL
4.00%, 06/15/32 (BAM)	340	357,446
5.00%, 06/15/30	325	358,669
5.00%, 06/15/30 (BAM)	45	49,790
5.00%, 06/15/31 (AG)	20	22,060
Clark County Water Reclamation District GOL, 5.00%, 07/01/30	140	155,167
County of Clark Department of Aviation RB, 5.00%, 07/01/30	230	248,756
County of Clark Nevada GOL
4.00%, 11/01/32	70	74,313
5.00%, 06/01/30	85	91,951
5.00%, 12/01/30	280	300,309
County of Clark Nevada RB, 5.00%, 07/01/30	195	216,034
County of Washoe Gas Tax Revenue RB, 5.00%, 02/01/30	15	16,092
Las Vegas Valley Water District GOL
4.00%, 06/01/33	55	57,791
5.00%, 06/01/30	445	493,414
State of Nevada GOL
3.00%, 05/01/33	55	54,850
5.00%, 05/01/30	30	33,181
5.50%, 05/01/30	50	56,313
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/32	105	110,651
5.00%, 12/01/30	35	39,109
5.00%, 12/01/30	35	37,105
Washoe County School District GOL
5.00%, 06/01/30	115	127,092
5.00%, 06/01/30 (BAM)	200	216,498
5.00%, 10/01/32	45	49,473
		3,166,064
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB
5.00%, 02/15/30 (ST INTERCEPT)	30	33,024
5.00%, 08/15/30	255	283,539
5.00%, 08/15/30	90	98,030
State of New Hampshire GO, 5.00%, 12/01/30	60	67,253
		481,846
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 1.5%
New Jersey Economic Development Authority RB
5.00%, 06/15/30	$135	$147,147
5.00%, 11/01/30	115	127,414
5.00%, 11/01/30	55	59,811
New Jersey Educational Facilities Authority RB
5.00%, 06/01/30	145	159,017
5.00%, 06/15/30	115	126,032
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30	610	671,197
5.00%, 06/15/30	290	310,014
5.00%, 06/15/30	40	42,761
New Jersey Turnpike Authority RB, 5.00%, 01/01/30	155	169,615
State of New Jersey GO, Series A, 4.00%, 06/01/30	490	519,520
		2,332,528
New Mexico — 0.9%
New Mexico Finance Authority RB
5.00%, 06/01/30	275	304,793
5.00%, 06/15/30	210	232,933
5.00%, 06/01/31	20	22,098
Series A, 5.00%, 06/15/30	160	177,472
New Mexico State University RB, 5.00%, 04/01/30 (BAM)	230	242,335
State of New Mexico GO, 7.00%, 03/01/30	95	112,506
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	255	282,270
		1,374,407
New York — 11.4%
City of New York GO
5.00%, 01/01/30	45	48,202
5.00%, 04/01/30	235	258,053
5.00%, 04/01/30	315	339,117
5.00%, 08/01/30	370	408,875
5.00%, 08/01/30	145	155,581
5.00%, 08/01/30	70	73,454
5.00%, 10/01/30	145	160,740
5.00%, 10/01/30	80	86,980
5.00%, 08/01/31	585	642,108
5.00%, 08/01/31	100	109,762
5.00%, 04/01/32	40	43,988
5.00%, 08/01/32	70	76,704
Series A-1, 4.00%, 08/01/34	130	134,284
Series C, 5.00%, 08/01/30	175	193,387
Series C, 5.00%, 08/01/33	35	38,274
Series C-1, 5.00%, 08/01/30	160	176,811
Series C-1, 5.00%, 08/01/32	25	27,394
Series C-1, 5.00%, 08/01/34	235	256,128
County of Westchester New York GOL, 3.00%, 10/15/30	75	76,360
Empire State Development Corp. RB
4.00%, 03/15/34	35	36,183
5.00%, 03/15/30	295	324,979
5.00%, 03/15/31	35	38,403
5.00%, 03/15/32	90	99,427
5.00%, 03/15/33	255	278,486
5.00%, 03/15/33	185	203,864
Series E, 4.00%, 03/15/34	235	242,182
Long Island Power Authority RB, 5.00%, 09/01/34	185	202,372
Metropolitan Transportation Authority Dedicated Tax Fund RB, Series A, 0.00%, 11/15/30(a)	240	206,539
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority RB
5.00%, 11/15/30	$980	$1,081,115
5.00%, 11/15/30	115	121,207
New York City Municipal Water Finance Authority RB
5.00%, 06/15/30	320	355,758
5.00%, 06/15/30	235	249,981
5.00%, 06/15/30	145	155,072
Series DD-1, 5.00%, 06/15/30	80	88,939
Series EE, 5.00%, 06/15/30	135	150,085
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	385	408,614
Series S, 5.00%, 07/15/30 (SAW)	65	68,987
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/30	215	235,720
5.00%, 05/01/30	155	170,777
5.00%, 08/01/30	20	22,142
5.00%, 11/01/30	1,015	1,129,121
5.00%, 11/01/30	185	201,552
5.00%, 05/01/31	170	188,923
5.00%, 08/01/31	50	55,323
5.00%, 11/01/31	180	200,103
5.00%, 05/01/32	220	244,093
5.00%, 11/01/32	185	205,040
5.00%, 05/01/34	350	385,661
New York State Dormitory Authority RB
5.00%, 03/15/30	740	816,015
5.00%, 03/15/30	400	422,106
5.00%, 03/15/30	320	341,127
5.00%, 03/15/30	150	161,094
5.00%, 07/01/30	370	402,306
5.00%, 07/01/30	155	164,542
5.00%, 09/15/30	20	22,085
5.00%, 10/01/30 (AG SAW)	45	50,155
5.00%, 10/01/30 (SAW)	125	138,466
5.00%, 10/01/30 (AGM)	375	409,338
5.00%, 03/15/31	300	333,318
5.00%, 07/01/31	115	128,794
5.00%, 10/01/32 (BAM)	225	248,378
Series A, 4.00%, 03/15/34	190	196,768
Series A, 5.00%, 03/15/32	450	497,350
Series D, 5.00%, 02/15/33	205	223,504
Series D, 5.00%, 02/15/34	100	108,635
New York State Environmental Facilities Corp. RB
5.00%, 06/15/30	150	167,456
5.00%, 06/15/30	190	202,109
New York State Thruway Authority RB
5.00%, 01/01/30	150	165,854
5.00%, 03/15/30	385	424,460
Port Authority of New York & New Jersey RB
5.00%, 01/15/30	40	44,068
5.00%, 07/15/33	155	170,910
Series 209TH, 5.00%, 07/15/30	45	47,808
Series 222, 5.00%, 07/15/32	125	138,218
State of New York GO, 3.00%, 02/15/30	30	30,181
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/30	85	90,968
5.00%, 05/15/30	105	116,391
5.00%, 11/15/30	750	835,460
9
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Series A, 0.00%, 11/15/30(a)	$580	$498,148
		18,252,862
North Carolina — 1.9%
City of Charlotte Airport Revenue RB, 5.00%, 07/01/30	60	66,483
City of Charlotte North Carolina COP
5.00%, 06/01/30	105	113,699
5.00%, 12/01/30	70	78,324
City of Charlotte North Carolina GO, 5.00%, 07/01/30	125	139,065
City of Charlotte Water & Sewer System Revenue RB
3.00%, 07/01/30	25	24,998
5.00%, 07/01/30	150	166,878
5.00%, 07/01/30	15	16,331
City of Durham North Carolina RB, 5.00%, 10/01/30	25	27,907
City of Raleigh Combined Enterprise System Revenue North Carolina RB, 5.00%, 09/01/30	55	61,451
City of Raleigh North Carolina RB
5.00%, 10/01/30	145	161,646
5.00%, 06/01/31	110	121,926
5.00%, 06/01/32	20	22,092
County of Guilford North Carolina GO, 5.00%, 03/01/30	200	221,147
County of Johnston North Carolina RB, 5.00%, 04/01/32	45	49,459
County of Mecklenburg North Carolina GO, 5.00%, 03/01/30	55	60,815
County of Wake North Carolina GO, 5.00%, 04/01/30	205	227,074
County of Wake North Carolina RB
5.00%, 05/01/30	55	60,807
5.00%, 09/01/30	225	245,310
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/30	120	130,820
5.00%, 01/01/32	120	130,317
North Carolina State University at Raleigh RB, 5.00%, 10/01/30	65	71,723
State of North Carolina RB
5.00%, 03/01/30	295	324,521
5.00%, 03/01/30	70	75,268
Series B, 3.00%, 05/01/33	170	168,636
Series B, 5.00%, 05/01/33	100	109,758
University of North Carolina at Greensboro RB, 5.00%, 04/01/30	100	105,339
		2,981,794
North Dakota — 0.1%
North Dakota Building Authority RB, 5.00%, 12/01/31	105	116,539
Ohio — 3.3%
American Municipal Power Inc. RB
5.00%, 02/15/30	285	311,762
5.00%, 02/15/30	195	209,180
Cincinnati City School District GO, 5.25%, 12/01/30 (NPFGC)	20	22,531
City of Cleveland Income Tax Revenue RB
4.00%, 10/01/31	65	68,968
5.00%, 10/01/30	70	73,615
City of Cleveland Ohio GOL, 4.00%, 12/01/30	125	132,061
City of Columbus Ohio GO
5.00%, 04/01/30	20	21,650
5.00%, 08/15/30	130	144,972
5.00%, 10/01/30	205	229,208
5.00%, 04/01/31	95	106,096
5.00%, 04/01/32	230	256,315
City of Columbus Ohio GOL, 5.00%, 04/01/30	55	60,867
Security	Par (000)	Value
Ohio (continued)
Cleveland Department of Public Utilities Division of Public Power RB, 5.00%, 11/15/30 (AG)	$25	$27,166
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/31	45	49,440
County of Cuyahoga Ohio GOL, 4.00%, 12/01/32	25	26,449
Ohio State University (The) RB, 5.00%, 12/01/30	360	402,679
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/30	115	120,723
Ohio Water Development Authority RB
5.00%, 06/01/30	305	338,280
5.00%, 12/01/30	25	28,007
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/30	225	249,551
5.00%, 12/01/30	135	149,710
5.00%, 06/01/31	75	83,164
5.00%, 06/01/31	75	83,992
5.00%, 12/01/31	70	77,579
5.00%, 06/01/33	190	211,787
5.00%, 12/01/33	145	159,801
5.25%, 12/01/33	110	123,661
State of Ohio GO
5.00%, 03/01/30	100	110,344
5.00%, 03/15/30	210	231,908
5.00%, 05/01/30	65	71,971
5.00%, 09/01/30	20	22,295
5.00%, 09/15/30	55	61,359
5.00%, 05/01/31	25	27,657
State of Ohio GOL
5.00%, 05/01/30	95	105,189
5.00%, 11/01/30	135	150,997
State of Ohio RB
5.00%, 02/01/30	145	159,354
5.00%, 04/01/30	55	60,648
5.00%, 12/01/30	265	296,068
5.00%, 12/01/30	95	101,813
University of Cincinnati RB, 5.00%, 06/01/30	60	66,126
		5,234,943
Oklahoma — 1.3%
City of Oklahoma City Oklahoma GO, 3.00%, 03/01/30	65	65,195
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/30	90	95,318
Oklahoma County Independent School District No. 12 Edmond GO, 4.00%, 08/01/30	200	210,741
Oklahoma Department of Transportation RB, 5.00%, 09/01/30	160	170,250
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	90	98,004
Oklahoma State University RB, 5.00%, 09/01/32	360	398,041
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	265	289,440
Oklahoma Water Resources Board RB
4.00%, 04/01/33	65	68,465
5.00%, 04/01/30	305	337,008
5.00%, 10/01/30	210	234,396
5.00%, 04/01/32	115	126,642
University of Oklahoma (The) RB, 5.00%, 07/01/31	50	54,901
		2,148,401
Oregon — 1.8%
City of Portland Oregon GOL, 5.00%, 06/15/30	40	42,513
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
City of Portland Sewer System Revenue RB
4.00%, 03/01/33	$75	$79,063
5.00%, 10/01/30	275	306,570
City of Portland Water System Revenue RB, 5.00%, 05/01/30	155	169,697
Clackamas County School District No. 86 Canby GO, 5.00%, 06/15/30 (GTD)	55	60,778
Hillsboro School District No. 1J GO, 5.00%, 06/15/30 (GTD)	35	38,758
Multnomah County School District No. 1J Portland GO, 3.00%, 06/15/34 (GTD)	350	346,181
Multnomah County School District No. 40 GO, 0.00%, 06/15/30 (GTD)(a)	490	424,253
Oregon City School District No. 62 GO
0.00%, 06/15/30 (GTD)(a)	150	131,418
5.00%, 06/15/30	310	328,018
Portland Community College District GO, 5.00%, 06/15/30	135	149,494
Salem-Keizer School District No. 24J GO, 5.00%, 06/15/32 (GTD)	60	66,291
Salem-Keizer School District No. 24J GOL, 0.00%, 06/15/30(a)	170	145,925
State of Oregon Department of Transportation RB, 5.00%, 05/15/30	65	71,978
State of Oregon GO
5.00%, 05/01/30	360	398,335
5.00%, 05/01/30	75	81,285
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 10/01/30	35	36,565
		2,877,122
Pennsylvania — 1.7%
Allegheny County Sanitary Authority RB
5.00%, 12/01/30	95	105,759
5.00%, 06/01/32	100	111,589
City of Philadelphia Pennsylvania GO
5.00%, 02/01/30	75	81,132
5.00%, 05/01/30	50	54,985
City of Philadelphia Water & Wastewater Revenue RB
5.00%, 09/01/30 (AGC)	100	111,045
5.00%, 10/01/32	50	55,398
5.00%, 10/01/33	60	66,271
Commonwealth of Pennsylvania GO
4.00%, 05/01/32	145	152,696
4.00%, 05/01/33	275	288,573
5.00%, 05/01/30	75	82,745
5.00%, 08/15/30	235	260,729
5.00%, 05/01/31	205	226,792
County of Allegheny Pennsylvania GO, 5.00%, 12/01/30	45	50,028
Pennsylvania State University (The) RB
5.00%, 09/01/30	160	177,787
5.00%, 09/01/33	30	32,745
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	430	476,992
Philadelphia Gas Works Co. RB, 5.00%, 08/01/32 (AG)	40	44,044
Pittsburgh Water & Sewer Authority RB
0.00%, 09/01/30 (NPFGC)(a)	200	172,603
5.00%, 09/01/30	160	175,839
5.00%, 09/01/30 (AGM)	70	77,664
		2,805,416
Security	Par (000)	Value
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/33	$160	$174,639
State of Rhode Island GO
5.00%, 05/01/30	65	71,802
5.00%, 05/01/30	45	48,644
5.00%, 10/15/30	100	111,463
5.00%, 12/01/30	50	55,867
		462,415
South Carolina — 0.4%
City of Charleston Waterworks & Sewer System Revenue RB, 4.00%, 01/01/30	115	121,672
County of Charleston South Carolina GO, 5.00%, 11/01/30	65	72,842
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/30	120	133,265
South Carolina Public Service Authority RB, 5.00%, 12/01/30	175	193,354
South Carolina Transportation Infrastructure Bank RB
4.00%, 10/01/30	70	74,317
5.00%, 10/01/30	40	44,571
5.00%, 10/01/30	70	74,635
		714,656
South Dakota — 0.1%
South Dakota Conservancy District RB
5.00%, 08/01/30	125	139,125
5.00%, 08/01/30	40	42,672
		181,797
Tennessee — 2.1%
City of Chattanooga Electric Revenue RB, 5.00%, 09/01/30	20	22,288
City of Chattanooga Tennessee GO, 5.00%, 02/01/30	100	107,670
City of Knoxville Tennessee GO, 5.00%, 05/01/30	20	22,157
City of Knoxville Wastewater System Revenue RB, 5.00%, 04/01/30	55	60,825
City of Memphis Memphis Light Gas & Water Division Electric System Revenue RB
5.00%, 12/01/30	110	122,796
5.00%, 12/01/32	115	127,119
City of Memphis Sanitary Sewerage System Revenue RB
5.00%, 10/01/30	40	44,553
5.00%, 10/01/32	125	137,837
5.00%, 10/01/33	180	197,859
City of Memphis Tennessee GO
5.00%, 05/01/30	200	220,831
5.00%, 12/01/30	160	178,685
City of Memphis Tennessee GOL, 5.00%, 10/01/30	35	38,963
City of Oak Ridge Tennessee GO, 2.00%, 06/01/32	50	45,881
County of Hamilton Tennessee GO
5.00%, 04/01/30	100	105,833
5.00%, 08/01/30	150	167,377
County of Knox Tennessee GO, 5.00%, 06/01/30	270	299,375
County of Montgomery Tennessee GO, 5.00%, 06/01/32	30	32,971
County of Rutherford Tennessee GO, 5.00%, 04/01/30	160	177,158
County of Shelby Tennessee GO, 4.00%, 04/01/32	80	84,174
County of Sumner Tennessee GO
4.00%, 12/01/30	80	84,014
5.00%, 06/01/30	100	110,788
5.00%, 12/01/30	20	21,391
County of Williamson Tennessee GO
5.00%, 04/01/30	70	73,965
5.00%, 04/01/30	25	27,013
11
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 01/01/30	$265	$290,976
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue RB
5.00%, 07/01/30	220	244,027
5.00%, 07/01/31	50	55,322
Metropolitan Nashville Airport Authority (The) RB
5.00%, 07/01/31	125	137,354
5.00%, 07/01/32	50	54,857
5.00%, 07/01/34	80	87,213
State of Tennessee GO, 5.00%, 11/01/30	30	33,622
		3,414,894
Texas — 14.0%
Alamo Community College District GOL
4.00%, 08/15/33	75	78,766
5.00%, 02/15/30	30	32,831
Aldine Independent School District GO, 5.00%, 02/15/30 (PSF)	140	153,640
Allen Independent School District GO, 5.00%, 02/15/30 (PSF)	100	109,530
Arlington Independent School District Texas GO
4.00%, 02/15/31 (PSF)	140	147,194
5.00%, 02/15/30 (PSF)	415	456,495
Aubrey Independent School District GO, 5.00%, 02/15/30 (PSF)	85	92,956
Austin Independent School District GO
5.00%, 08/01/30	165	181,918
5.00%, 08/01/30 (PSF)	195	216,573
5.00%, 08/01/32 (PSF)	45	49,807
Birdville Independent School District GO, 5.00%, 02/15/30 (PSF)	20	21,067
Board of Regents of the University of Texas System RB, 5.00%, 08/15/30	45	49,959
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/31 (PSF)	85	93,092
Central Texas Regional Mobility Authority RB
0.00%, 01/01/30(a)	100	88,072
5.00%, 01/01/30	185	200,346
Central Texas Turnpike System RB, 0.00%, 08/15/30 (AMBAC)(a)	50	43,291
City of Arlington Texas GOL
5.00%, 08/15/30	65	72,055
5.00%, 08/15/30	25	27,177
City of Austin Electric Utility Revenue RB
5.00%, 11/15/30	70	77,455
5.00%, 11/15/30	20	21,727
City of Austin Texas GOL
5.00%, 09/01/30	175	194,077
5.00%, 09/01/33	55	60,620
City of Austin Water & Wastewater System Revenue RB, 5.00%, 11/15/30	205	228,055
City of Conroe Texas GOL, 5.00%, 03/01/30	70	76,461
City of Dallas Texas GOL
5.00%, 02/15/30	270	296,398
5.00%, 02/15/30	125	134,485
City of Denton Texas GOL
3.00%, 02/15/33	155	153,697
5.00%, 02/15/30	125	136,955
City of Fort Worth Texas GOL, 5.00%, 03/01/30	20	21,889
City of Fort Worth Water & Sewer System Revenue RB, 3.00%, 02/15/34	115	114,125
Security	Par (000)	Value
Texas (continued)
City of Frisco Texas GOL, 5.00%, 02/15/30	$80	$87,549
City of Garland Water & Sewer System Revenue RB, 5.00%, 03/01/30	25	26,775
City of Greenville Texas GOL, 3.00%, 02/15/32 (BAM)	95	95,543
City of Houston Airport System Revenue RB, Series B, 5.00%, 07/01/30	125	132,174
City of Houston Combined Utility System Revenue RB
5.00%, 11/15/30	290	322,181
Series D, 5.00%, 11/15/30	50	53,426
City of Houston Texas GOL
5.00%, 03/01/30	30	32,872
5.00%, 03/01/30	370	397,586
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,684
City of League City Texas GOL, 3.00%, 02/15/30	60	60,036
City of Lubbock Electric Light & Power System Revenue RB, 5.00%, 04/15/30 (AG)	25	27,449
City of Lubbock Texas GOL, 5.00%, 02/15/30	80	87,583
City of Lubbock Water & Wastewater System RB, 4.00%, 02/15/30	35	36,452
City of Odessa Texas GOL, 3.00%, 03/01/32	120	116,534
City of Plano Texas GOL
2.00%, 09/01/33	100	90,123
3.00%, 09/01/30	125	126,478
5.00%, 09/01/30	125	131,469
City of San Antonio Electric & Gas Systems Revenue RB
4.00%, 02/01/30	265	279,027
5.00%, 02/01/30	65	69,754
5.00%, 02/01/34	105	113,637
City of San Antonio Texas GOL, 5.00%, 02/01/30	120	131,327
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	450	493,842
Collin County Community College District GOL, Series A, 5.00%, 08/15/30	60	65,112
Conroe Independent School District GO
3.00%, 02/15/32 (PSF)	100	100,575
5.00%, 02/15/30 (PSF)	625	686,692
County of Bexar Texas GOL, 5.00%, 06/15/33	100	109,970
County of Bexar Texas RB, 4.00%, 08/15/30	35	36,149
County of Collin Texas GOL, 5.00%, 02/15/30	40	42,962
County of Fort Bend Texas GO, 5.00%, 03/01/30	40	43,829
County of Harris Texas GO, 5.00%, 10/01/30	60	66,618
County of Harris Texas GOL, 5.00%, 08/15/30	60	66,455
County of Harris Toll Road Revenue RB
4.00%, 08/15/33	90	94,003
4.00%, 08/15/34	160	166,179
5.00%, 08/15/30	220	243,795
County of Travis Texas GOL, 5.00%, 03/01/30	60	65,795
County of Williamson Texas GOL, 5.00%, 02/15/30	195	213,733
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30 (PSF)	575	632,247
5.00%, 02/15/30 (PSF)	120	126,237
5.00%, 02/15/30 (PSF)	105	112,783
Dallas Area Rapid Transit RB
5.00%, 12/01/30	135	147,139
5.00%, 12/01/30	230	253,068
5.00%, 12/01/31	20	21,959
Dallas Fort Worth International Airport RB
4.00%, 11/01/34	65	67,329
5.00%, 11/01/30	595	660,985
5.00%, 11/01/31	170	188,306
5.00%, 11/01/32	75	82,899
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Series A, 5.00%, 11/01/32	$60	$66,319
Dallas Independent School District GO
5.00%, 02/15/30 (PSF)	345	378,907
5.00%, 02/15/30 (PSF)	140	150,927
Del Valle Independent School District Texas GO
5.00%, 06/15/30 (PSF)	630	695,324
5.00%, 06/15/30	65	70,364
Denton Independent School District GO
5.00%, 08/15/30	100	111,006
5.00%, 08/15/30 (PSF)	75	83,254
DeSoto Independent School District GO, 5.00%, 08/15/30 (PSF)	100	108,828
Elgin Independent School District GO, 5.00%, 08/01/30 (PSF)	65	72,037
Fort Bend Independent School District GO
5.00%, 08/15/30 (PSF)	205	227,757
5.00%, 08/15/30 (PSF)	55	59,939
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	100	109,700
Frisco Independent School District GO, 5.00%, 02/15/30 (PSF)	120	131,589
Garland Independent School District GO, 5.00%, 02/15/30 (PSF)	300	329,612
Georgetown Independent School District GO
5.00%, 08/15/30	20	22,144
5.00%, 08/15/30 (PSF)	25	27,680
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	85	89,693
Grapevine-Colleyville Independent School District GO, 5.00%, 08/15/30 (PSF)	95	105,230
Harris County Flood Control District GOL
5.00%, 10/01/30	125	138,849
5.00%, 10/01/30	420	457,553
Hays Consolidated Independent School District GO, 5.00%, 02/15/30 (PSF)	70	76,612
Houston Independent School District GOL, 5.00%, 02/15/30 (PSF)	125	131,380
Katy Independent School District GO, 5.00%, 02/15/30 (PSF)	85	93,137
Keller Independent School District Texas GO, 5.00%, 08/15/30	110	118,624
Klein Independent School District GO
5.00%, 08/01/30 (PSF)	50	55,343
5.00%, 08/01/31	85	94,229
Lamar Consolidated Independent School District GO
5.00%, 02/15/30	150	164,091
5.00%, 02/15/30 (PSF)	85	93,318
Leander Independent School District GO
5.00%, 08/15/30 (PSF)	50	55,337
5.00%, 08/15/30 (PSF)	40	42,530
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	115	128,041
Lower Colorado River Authority RB
5.00%, 05/15/30	20	22,021
5.00%, 05/15/30 (AGM)	280	308,291
5.00%, 05/15/30	50	53,846
5.00%, 05/15/34	120	130,316
Mesquite Independent School District GO, 5.00%, 08/15/30 (PSF)	100	110,721
Security	Par (000)	Value
Texas (continued)
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/30	$675	$721,764
5.00%, 11/01/30	60	65,643
Midland Independent School District GO, 5.00%, 02/15/30 (PSF)	75	82,179
North East Independent School District Texas GO, 5.00%, 08/01/30 (PSF)	30	33,248
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System RB
3.00%, 06/01/33	135	133,781
3.00%, 06/01/34	125	122,858
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/30	60	63,868
4.00%, 09/01/31	175	186,329
5.00%, 09/01/30	60	66,374
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	345	303,350
5.00%, 01/01/30	40	41,930
Northside Independent School District GO, 5.00%, 08/15/30 (PSF)	205	227,172
Northwest Independent School District GO
4.00%, 02/15/34 (PSF)	120	124,827
5.00%, 02/15/30 (PSF)	90	98,615
5.00%, 02/15/31 (PSF)	60	65,712
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	75	82,243
Permanent University Fund - University of Texas System RB, 5.25%, 07/01/30	80	89,552
Pflugerville Independent School District GO, 5.00%, 02/15/33 (PSF)	40	43,766
Plano Independent School District GO, 5.00%, 02/15/30	100	109,522
Port Authority of Houston of Harris County Texas RB, 5.00%, 10/01/30	30	33,210
Prosper Independent School District GO
5.00%, 02/15/30 (PSF)	165	180,725
5.00%, 02/15/30 (PSF)	110	115,692
Rockwall Independent School District GO, 5.00%, 02/15/30	20	21,881
Round Rock Independent School District GO, 5.00%, 08/01/30 (PSF)	255	271,615
San Antonio Independent School District Texas GO
5.00%, 08/15/30 (PSF)	250	277,039
5.00%, 08/15/30 (PSF)	75	79,848
San Antonio Water System RB
5.00%, 05/15/30	205	226,266
5.00%, 05/15/32	150	164,951
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	165	180,937
Spring Independent School District GO, 5.00%, 08/15/30	195	214,871
Tarrant County College District GOL
4.00%, 08/15/33	105	110,225
5.00%, 08/15/30	30	33,114
5.00%, 08/15/31	180	198,807
Tarrant Regional Water District RB, 4.00%, 09/01/30	145	153,025
Temple Independent School District Texas GO, 5.00%, 02/01/30 (PSF)	35	38,219
Texas A&M University RB, 5.00%, 05/15/30	145	160,258
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	160	177,899
13
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas State University System RB, 5.00%, 03/15/30	$100	$107,690
Texas Transportation Commission GO, 5.00%, 04/01/30	100	110,187
Texas Water Development Board RB
5.00%, 04/15/30	20	22,065
5.00%, 08/01/30	195	216,388
5.00%, 10/15/30	120	133,703
5.00%, 08/01/33	155	170,937
Series B, 5.00%, 04/15/30	100	106,799
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/30	50	54,149
Trinity River Authority Denton Creek Wastewater Treatment System Revenue RB, 5.00%, 02/01/31	100	109,026
Tyler Independent School District GO, 5.00%, 02/15/30 (PSF)	40	43,914
University of North Texas System RB
5.00%, 04/15/30	20	21,997
5.00%, 04/15/31	55	60,471
Wylie Independent School District GO, 4.00%, 08/15/32 (PSF)	25	26,371
		22,453,594
Utah — 1.0%
Alpine School District Utah GO, 4.00%, 03/15/30 (GTD)	50	52,931
Central Utah Water Conservancy District GOL, 4.00%, 04/01/30	35	37,072
Central Valley Water Reclamation Facility RB, 5.00%, 03/01/30	110	121,012
City of Provo Utah GO, 5.00%, 01/01/30	25	26,273
City of Salt Lake City Public Utilities Revenue RB, 5.00%, 02/01/30	20	21,524
County of Utah Transportation Sales Tax Revenue RB, 5.00%, 12/01/30	50	54,780
Davis School District GO, 5.00%, 06/01/30 (GTD)	20	22,149
Intermountain Power Agency RB, 5.00%, 07/01/30	150	164,519
Local Building Authority of Alpine School District RB, 5.00%, 03/15/30	25	27,579
Nebo School District Local Building Authority RB, 5.00%, 07/01/30	115	127,298
Park City School District GO, 5.00%, 02/01/30 (GTD)	25	27,520
University of Utah (The) RB
5.00%, 08/01/30	180	199,514
5.00%, 08/01/32	120	132,736
5.00%, 08/01/34	95	104,353
Utah State Building Ownership Authority RB, 5.00%, 05/15/30	350	386,151
Utah Transit Authority RB, 5.00%, 06/15/30	75	83,169
		1,588,580
Vermont — 0.1%
State of Vermont GO, 4.00%, 08/15/30	55	58,512
University of Vermont & State Agricultural College RB, 5.00%, 10/01/30	30	32,581
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	20	22,337
		113,430
Virginia — 2.4%
City of Alexandria Virginia GO, 5.00%, 07/15/30 (SAW)	75	83,502
City of Norfolk Virginia GO, 5.00%, 08/01/30 (SAW)	30	32,028
City of Richmond Virginia GO
3.00%, 07/15/32	35	35,250
3.00%, 07/15/33	35	35,128
City of Virginia Beach Storm Water Utility Revenue RB
3.00%, 11/15/32	55	55,410
Security	Par (000)	Value
Virginia (continued)
3.00%, 11/15/33	$60	$60,153
City of Virginia Beach Virginia GO, 5.00%, 04/01/30	20	21,176
Commonwealth of Virginia GO
3.00%, 06/01/32	20	20,191
Series A, 5.00%, 06/01/30	40	42,435
County of Arlington Virginia GO, 5.00%, 08/15/30	15	16,040
County of Henrico Virginia GO, 5.00%, 08/01/30 (SAW)	20	21,347
County of Henrico Water & Sewer Revenue RB, 5.00%, 05/01/30	330	365,655
County of Loudoun Virginia GO
3.00%, 12/01/32 (SAW)	120	120,147
5.00%, 12/01/30 (SAW)	90	101,017
Fairfax County Water Authority RB, 5.00%, 04/01/30	35	37,938
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/30	30	31,546
5.00%, 07/01/33	175	192,719
Virginia Beach Development Authority RB, 4.00%, 04/15/32	225	238,322
Virginia College Building Authority RB
5.00%, 02/01/30	515	566,768
5.00%, 02/01/31	195	214,515
5.00%, 02/01/32	130	142,649
Virginia Commonwealth Transportation Board RB
4.00%, 09/15/34	65	68,204
5.00%, 05/15/30	25	27,090
5.00%, 03/15/33	140	154,908
Virginia Public Building Authority RB
5.00%, 08/01/30	135	149,993
5.00%, 08/01/30 (ETM)	25	27,570
5.00%, 08/01/33	285	314,825
Virginia Public School Authority RB
4.00%, 10/01/30 (SAW)	330	353,024
5.00%, 08/01/30 (SAW)	120	133,384
Virginia Resources Authority Clean Water Revolving Fund RB
3.00%, 10/01/34	25	25,077
5.00%, 10/01/31	35	39,147
Virginia Resources Authority RB, 5.00%, 11/01/30	45	50,494
		3,777,652
Washington — 4.4%
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/30	75	84,049
City of Seattle Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	230	245,366
City of Seattle Municipal Light & Power Revenue RB
4.00%, 07/01/31	140	148,478
5.00%, 02/01/30	50	54,977
5.00%, 03/01/30	145	159,704
5.00%, 07/01/30	60	66,555
5.00%, 10/01/30	100	111,480
City of Seattle Washington GOL
2.00%, 08/01/31	40	37,575
Series A, 5.00%, 12/01/30	195	218,879
City of Tacoma Electric System Revenue RB, 5.00%, 01/01/30	45	49,284
City of Tacoma Sewer Revenue RB, 5.00%, 12/01/30	100	111,739
City of Tacoma Washington GOL, 5.00%, 12/01/30	105	117,432
Clark County Public Utility District No. 1 Electric Revenue RB, 5.00%, 01/01/34	60	64,964
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Clark County Public Utility District No. 1 Generating System Revenue RB, 5.00%, 01/01/30	$100	$109,520
Clark County Public Utility District No. 1 Water Revenue RB, 5.00%, 01/01/30	60	65,712
Clark County School District No. 114 Evergreen GO
4.00%, 12/01/33 (GTD)	45	47,230
5.00%, 12/01/30	80	88,509
5.00%, 12/01/31 (GTD)	110	121,523
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/30	25	27,006
County of King Sewer Revenue RB
4.00%, 01/01/32	75	78,573
5.00%, 01/01/30	25	27,473
County of King Washington GOL
5.00%, 01/01/30	20	21,488
5.00%, 07/01/30	70	77,714
5.00%, 12/01/30	25	27,985
County of Kitsap Sewer Revenue RB, 5.00%, 12/01/30	45	49,302
County of Pierce Washington GOL, 5.00%, 07/01/30	70	76,021
County of Snohomish Washington GOL
4.00%, 12/01/30	100	105,149
5.00%, 12/01/30	15	16,761
5.00%, 12/01/30	90	99,490
Energy Northwest RB
4.00%, 07/01/30	240	254,966
5.00%, 07/01/33	230	252,875
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	45	49,284
King County School District No. 210 Federal Way GO, 4.00%, 12/01/30 (GTD)	120	126,333
King County School District No. 403 Renton GO
5.00%, 12/01/30 (GTD)	35	39,109
5.00%, 12/01/30 (GTD)	130	142,604
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (GTD)	85	95,193
King County School District No. 411 Issaquah GO, 5.00%, 12/01/30 (GTD)	45	50,351
Pierce County School District No. 10 Tacoma GO
4.00%, 12/01/33 (GTD)	45	47,479
4.00%, 12/01/34 (GTD)	50	52,401
5.00%, 12/01/30	140	156,434
5.00%, 12/01/30 (GTD)	290	324,043
Pierce County School District No. 403 Bethel GO
4.00%, 12/01/30 (GTD)	105	111,578
5.00%, 12/01/30 (GTD)	55	59,628
Port of Seattle Washington RB, 5.00%, 03/01/30	215	236,840
Snohomish County Public Utility District No. 1 Electric System Revenue RB, 5.00%, 12/01/30	125	139,674
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/30 (GTD)	20	22,307
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/30 (GTD)	85	94,978
State of Washington COP, 5.00%, 07/01/30	130	144,023
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	160	140,971
5.00%, 02/01/30	145	159,742
5.00%, 06/01/30	140	155,295
5.00%, 07/01/30	115	127,779
5.00%, 08/01/30	25	27,214
5.00%, 02/01/31	255	280,165
5.00%, 08/01/31	165	183,070
Security	Par (000)	Value
Washington (continued)
5.00%, 06/01/32	$180	$198,742
5.00%, 06/01/33	145	159,643
5.00%, 08/01/33	125	138,028
5.00%, 06/01/34	110	120,811
Series C, 5.00%, 02/01/30	165	173,452
University of Washington RB
5.00%, 04/01/30	40	44,136
5.00%, 04/01/32	150	165,087
		6,984,173
West Virginia — 0.5%
State of West Virginia GO
5.00%, 06/01/30	35	38,774
5.00%, 06/01/30	130	141,090
5.00%, 12/01/30	20	21,701
West Virginia Parkways Authority RB
5.00%, 06/01/30	180	198,754
5.00%, 06/01/30	180	190,728
West Virginia Water Development Authority RB, 5.00%, 07/01/30	165	182,714
		773,761
Wisconsin — 1.7%
City of Madison Wisconsin GO
4.00%, 10/01/30	20	21,155
5.00%, 10/01/30	145	161,412
Green Bay Area Public School District GO, 5.00%, 04/01/30	180	198,486
Milwaukee Metropolitan Sewerage District GO
4.00%, 10/01/30	85	90,075
5.00%, 10/01/31	125	139,004
5.00%, 10/01/32	185	205,235
State of Wisconsin Environmental Improvement Fund Revenue RB
4.00%, 06/01/32	400	424,826
4.00%, 06/01/33	90	95,174
State of Wisconsin GO
5.00%, 05/01/30	470	520,196
5.00%, 05/01/30	65	68,931
5.00%, 05/01/30	95	102,951
Wisconsin Department of Transportation RB
5.00%, 07/01/30	295	328,153
5.00%, 07/01/31	150	166,789
5.00%, 07/01/33	130	144,012
		2,666,399
Total Long-Term Investments — 98.7% (Cost: $155,904,118)		157,653,851
15
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 3.01%(b)(c)	566,045	$566,102
Total Short-Term Securities — 0.3% (Cost: $566,102)		566,102
Total Investments — 99.0% (Cost: $156,470,220)		158,219,953
Other Assets Less Liabilities — 1.0%		1,560,807
Net Assets — 100.0%		$159,780,760

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$112,750	$453,352 (a)	$—	$—	$—	$566,102	566,045	$8,278	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$157,653,851	$—	$157,653,851
Short-Term Securities
Money Market Funds	566,102	—	—	566,102
	$566,102	$157,653,851	$—	$158,219,953
See notes to financial statements.
Schedule of Investments
16

Statement of Assets and Liabilities
October 31, 2025

iShares iBonds Dec 2030 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$157,653,851
Investments, at value—affiliated(b)	566,102
Cash	463
Receivables:
Dividends—affiliated	1,509
Interest—unaffiliated	1,948,119
Total assets	160,170,044
LIABILITIES
Payables:
Investments purchased	366,580
Investment advisory fees	22,704
Total liabilities	389,284
Commitments and contingent liabilities
NET ASSETS	$159,780,760
NET ASSETS CONSIST OF
Paid-in capital	$157,695,619
Accumulated earnings	2,085,141
NET ASSETS	$159,780,760
NET ASSET VALUE
Shares outstanding	6,150,000
Net asset value	$25.98
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$155,904,118
(b) Investments, at cost—affiliated	$566,102
See notes to financial statements.
17
2025 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2025

iShares iBonds Dec 2030 Term Muni Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$8,278
Interest—unaffiliated	1,973,576
Total investment income	1,981,854
EXPENSES
Investment advisory	119,749
Total expenses	119,749
Less:
Investment advisory fees waived	(315)
Total expenses after fees waived	119,434
Net investment income	1,862,420
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,808,148
1,808,148
Net realized and unrealized gain	1,808,148
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,670,568
See notes to financial statements.
Statement of Operations
18

Statement of Changes in Net Assets

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,862,420	$63,938
Net change in unrealized appreciation (depreciation)	1,808,148	(58,415)
Net increase in net assets resulting from operations	3,670,568	5,523
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,548,826)	(42,124)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	144,968,036	12,727,583
NET ASSETS
Total increase in net assets	147,089,778	12,690,982
Beginning of year	12,690,982	—
End of year	$159,780,760	$12,690,982

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Year Ended 10/31/25	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.38	$25.00
Net investment income(b)	0.72	0.31
Net realized and unrealized gain(c)	0.51	0.28
Net increase from investment operations	1.23	0.59
Distributions from net investment income(d)	(0.63)	(0.21)
Net asset value, end of period	$25.98	$25.38
Total Return(e)
Based on net asset value	4.90%	2.37%(f)
Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%(h)
Total expenses after fees waived	0.18%	0.18%(h)
Net investment income	2.80%	2.73%(h)
Supplemental Data
Net assets, end of period (000)	$159,781	$12,691
Portfolio turnover rate(i)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
iBonds Dec 2030 Term Muni Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
21
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of the Fund.
Notes to Financial Statements
22

Notes to Financial Statements  (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
Effective July 22, 2025, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date of the Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2030 Term Muni Bond	$315
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases
iBonds Dec 2030 Term Muni Bond	$144,224,362
There were no in-kind transactions for the year ended October 31, 2025.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds Dec 2030 Term Muni Bond
Tax-exempt income	$1,534,224	$42,105
Ordinary income	14,602	19
	$1,548,826	$42,124
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Total
iBonds Dec 2030 Term Muni Bond	$335,408	$1,749,733	$2,085,141
23
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2030 Term Muni Bond	$156,470,220	$1,875,994	$(126,261)	$1,749,733
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
24

Notes to Financial Statements  (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Muni Bond
Shares sold	5,650,000	$144,968,036	500,000	$12,727,583

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of iShares iBonds Dec 2030 Term Muni Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares iBonds Dec 2030 Term Muni Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period May 22, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period May 22, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
26

Important Tax Information (unaudited)
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
iBonds Dec 2030 Term Muni Bond	$14,602
The Fund hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends
iBonds Dec 2030 Term Muni Bond	$14,602
27
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
29
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
31
2025 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
ST	Special Tax
Glossary of Terms Used in this Report
32

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust
• iShares iBonds Dec 2034 Term Treasury ETF | IBTP | NASDAQ
• iShares iBonds Dec 2044 Term Treasury ETF | IBGA | NASDAQ
• iShares iBonds Dec 2054 Term Treasury ETF | IBGK | NASDAQ

2

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2034 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
3.88%, 08/15/34	$53,285	$52,668,497
4.00%, 02/15/34	53,061	53,095,835
4.25%, 11/15/34	53,353	54,161,936
4.38%, 05/15/34	53,299	54,704,550
		214,630,818
Total Long-Term Investments — 98.3% (Cost: $210,849,419)		214,630,818
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 98.3% (Cost: $210,859,419)		214,640,818
Other Assets Less Liabilities — 1.7%		3,666,555
Net Assets — 100.0%		$218,307,373

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0 (a)	$—	$—	$—	$10,000	10,000	$10,156 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$214,630,818	$—	$214,630,818
3
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares® iBonds® Dec 2034 Term Treasury ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$10,000	$—	$—	$10,000
	$10,000	$214,630,818	$—	$214,640,818
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2044 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
3.00%, 11/15/44	$7,679	$6,069,472
3.13%, 08/15/44	8,978	7,261,065
3.38%, 05/15/44	7,033	5,926,042
3.63%, 02/15/44	7,467	6,537,709
4.13%, 08/15/44	13,319	12,466,085
4.50%, 02/15/44	13,394	13,203,554
4.63%, 05/15/44	13,402	13,410,800
4.63%, 11/15/44	13,365	13,349,515
		78,224,242
Total Long-Term Investments — 98.1% (Cost: $77,236,188)		78,224,242
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(a)(b)	60,000	$60,000
Total Short-Term Securities — 0.1% (Cost: $60,000)		60,000
Total Investments — 98.2% (Cost: $77,296,188)		78,284,242
Other Assets Less Liabilities — 1.8%		1,398,466
Net Assets — 100.0%		$79,682,708

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$50,000 (a)	$—	$—	$—	$60,000	60,000	$12,080 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$78,224,242	$—	$78,224,242
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$60,000	$78,224,242	$—	$78,284,242
See notes to financial statements.
5
2025 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares® iBonds® Dec 2054 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
4.25%, 02/15/54	$624	$581,563
4.25%, 08/15/54	625	582,391
4.50%, 11/15/54	625	607,448
4.63%, 05/15/54	624	619,377
		2,390,779
Total Investments — 98.1% (Cost: $2,460,553)		2,390,779
Other Assets Less Liabilities — 1.9%		46,923
Net Assets — 100.0%		$2,437,702
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$147	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,390,779	$—	$2,390,779
See notes to financial statements.
Schedule of Investments
6

Statements of Assets and Liabilities
October 31, 2025

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$214,630,818	$78,224,242	$2,390,779
Investments, at value—affiliated(b)	10,000	60,000	—
Cash	4,094	266	71
Receivables:
Investments sold	661,776	845,528	9,425
Dividends—affiliated	345	349	—
Interest—unaffiliated	3,012,062	1,148,981	37,572
Total assets	218,319,095	80,279,366	2,437,847
LIABILITIES
Payables:
Investments purchased	—	591,950	—
Investment advisory fees	11,722	4,708	145
Total liabilities	11,722	596,658	145
Commitments and contingent liabilities
NET ASSETS	$218,307,373	$79,682,708	$2,437,702
NET ASSETS CONSIST OF
Paid-in capital	$214,545,773	$78,979,755	$2,535,091
Accumulated earnings (loss)	3,761,600	702,953	(97,389)
NET ASSETS	$218,307,373	$79,682,708	$2,437,702
NET ASSET VALUE
Shares outstanding	8,400,000	3,150,000	100,000
Net asset value	$25.99	$25.30	$24.38
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$210,849,419	$77,236,188	$2,460,553
(b) Investments, at cost—affiliated	$10,000	$60,000	$—
See notes to financial statements.
7
2025 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2025

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$9,918	$10,821	$147
Interest—unaffiliated	4,918,206	2,759,267	110,179
Securities lending income—affiliated—net	238	1,259	—
Total investment income	4,928,362	2,771,347	110,326
EXPENSES
Investment advisory	80,795	41,382	1,681
Total expenses	80,795	41,382	1,681
Less:
Investment advisory fees waived	(209)	(227)	(3)
Total expenses after fees waived	80,586	41,155	1,678
Net investment income	4,847,776	2,730,192	108,648
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(560,733)	(566,076)	(32,514)
In-kind redemptions—unaffiliated(a)	248,291	98,815	—
	(312,442)	(467,261)	(32,514)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	4,274,209	1,401,111	(43,434)
	4,274,209	1,401,111	(43,434)
Net realized and unrealized gain (loss)	3,961,767	933,850	(75,948)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,809,543	$3,664,042	$32,700
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
8

Statements of Changes in Net Assets

	iShares iBonds Dec 2034 Term Treasury ETF		iShares iBonds Dec 2044 Term Treasury ETF
	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,847,776	$263,876	$2,730,192	$183,505
Net realized gain (loss)	(312,442)	(140,055)	(467,261)	110,686
Net change in unrealized appreciation (depreciation)	4,274,209	(492,810)	1,401,111	(413,057)
Net increase (decrease) in net assets resulting from operations	8,809,543	(368,989)	3,664,042	(118,866)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(4,265,092)	(165,570)	(2,482,272)	(126,064)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	179,435,577	34,861,904	63,287,402	15,458,466
NET ASSETS
Total increase in net assets	183,980,028	34,327,345	64,469,172	15,213,536
Beginning of year	34,327,345	—	15,213,536	—
End of year	$218,307,373	$34,327,345	$79,682,708	$15,213,536

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
9
2025 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2054 Term Treasury ETF
	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$108,648	$50,307
Net realized gain (loss)	(32,514)	88,483
Net change in unrealized appreciation (depreciation)	(43,434)	(26,340)
Net increase in net assets resulting from operations	32,700	112,450
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(121,740)	(41,135)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	2,455,427
NET ASSETS
Total increase (decrease) in net assets	(89,040)	2,526,742
Beginning of year	2,526,742	—
End of year	$2,437,702	$2,526,742

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
10

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Treasury ETF
	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.43	$25.00
Net investment income(b)	1.07	0.40
Net realized and unrealized gain(c)	0.48	0.24
Net increase from investment operations	1.55	0.64
Distributions from net investment income(d)	(0.99)	(0.21)
Net asset value, end of period	$25.99	$25.43
Total Return(e)
Based on net asset value	6.24%	2.51%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%(h)
Total expenses after fees waived	0.07%	0.07%(h)
Net investment income	4.20%	3.95%(h)
Supplemental Data
Net assets, end of period (000)	$218,307	$34,327
Portfolio turnover rate(i)	14%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
11
2025 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2044 Term Treasury ETF
	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.36	$25.00
Net investment income(b)	1.14	0.44
Net realized and unrealized gain (loss)(c)	(0.11)	0.15
Net increase from investment operations	1.03	0.59
Distributions from net investment income(d)	(1.09)	(0.23)
Net asset value, end of period	$25.30	$25.36
Total Return(e)
Based on net asset value	4.22%	2.32%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%(h)
Total expenses after fees waived	0.07%	0.07%(h)
Net investment income	4.62%	4.37%(h)
Supplemental Data
Net assets, end of period (000)	$79,683	$15,214
Portfolio turnover rate(i)	19%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
12

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2054 Term Treasury ETF
	Year Ended 10/31/25	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.27	$25.00
Net investment income(b)	1.09	0.42
Net realized and unrealized gain (loss)(c)	(0.76)	0.19
Net increase from investment operations	0.33	0.61
Distributions(d)
From net investment income	(1.09)	(0.34)
From net realized gain	(0.13)	—
Total distributions	(1.22)	(0.34)
Net asset value, end of period	$24.38	$25.27
Total Return(e)
Based on net asset value	1.42%	2.39%(f)
Ratios to Average Net Assets(g)
Total expenses	0.07%	0.07%(h)
Total expenses after fees waived	0.07%	0.07%(h)
Net investment income	4.52%	4.19%(h)
Supplemental Data
Net assets, end of period (000)	$2,438	$2,527
Portfolio turnover rate(i)	28%	104%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2034 Term Treasury	Diversified
iBonds Dec 2044 Term Treasury	Diversified
iBonds Dec 2054 Term Treasury	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
14

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of
15
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2034 Term Treasury	$209
iBonds Dec 2044 Term Treasury	227
iBonds Dec 2054 Term Treasury	3
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
16

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2034 Term Treasury	$79
iBonds Dec 2044 Term Treasury	263
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2034 Term Treasury	$15,773,420	$16,392,157
iBonds Dec 2044 Term Treasury	11,038,158	11,099,627
iBonds Dec 2054 Term Treasury	672,183	689,139
For the year ended October 31, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2034 Term Treasury	$183,627,755	$6,298,433
iBonds Dec 2044 Term Treasury	64,699,656	2,450,152
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of October 31, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBonds Dec 2034 Term Treasury	$248,292	$ (248,292)
iBonds Dec 2044 Term Treasury	98,815	(98,815)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds Dec 2034 Term Treasury
Ordinary income	$4,265,092	$165,570
iBonds Dec 2044 Term Treasury
Ordinary income	$2,482,272	$126,064
17
2025 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Year Ended 10/31/25	Year Ended 10/31/24
iBonds Dec 2054 Term Treasury
Ordinary income	$121,740	$41,135
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
iBonds Dec 2034 Term Treasury	$680,990	$(614,480)	$3,695,090	$3,761,600
iBonds Dec 2044 Term Treasury	305,361	(585,964)	983,556	702,953
iBonds Dec 2054 Term Treasury	9,214	(30,837)	(75,766)	(97,389)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2034 Term Treasury	$210,945,728	$3,695,090	$—	$3,695,090
iBonds Dec 2044 Term Treasury	77,300,686	983,556	—	983,556
iBonds Dec 2054 Term Treasury	2,466,545	—	(75,766)	(75,766)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Notes to Financial Statements
18

Notes to Financial Statements  (continued)
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2034 Term Treasury
Shares sold	7,300,000	$185,837,927	1,350,000	$34,861,904
Shares redeemed	(250,000)	(6,402,350)	—	—
	7,050,000	$179,435,577	1,350,000	$34,861,904
iBonds Dec 2044 Term Treasury
Shares sold	2,650,000	$65,783,321	700,000	$18,113,377
Shares redeemed	(100,000)	(2,495,919)	(100,000)	(2,654,911)
	2,550,000	$63,287,402	600,000	$15,458,466
iBonds Dec 2054 Term Treasury
Shares sold	—	$—	150,000	$3,787,861
Shares redeemed	—	—	(50,000)	(1,332,434)
	—	$—	100,000	$2,455,427

(a)	The Funds commenced operations on June 11, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
19
2025 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025 and the statements of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period June 11, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year ended October 31, 2025, and the changes in their net assets and each of the financial highlights for the year ended October 31, 2025 and for the period June 11, 2024 (commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
iShares iBonds Dec 2034 Term Treasury ETF
iShares iBonds Dec 2044 Term Treasury ETF
iShares iBonds Dec 2054 Term Treasury ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
20

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
iShares ETF	Federal Obligation Interest
iBonds Dec 2034 Term Treasury	$4,847,537
iBonds Dec 2044 Term Treasury	2,728,933
iBonds Dec 2054 Term Treasury	108,648
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
iShares ETF	Interest Dividends
iBonds Dec 2034 Term Treasury	$4,847,537
iBonds Dec 2044 Term Treasury	2,728,933
iBonds Dec 2054 Term Treasury	108,648
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gains
iBonds Dec 2034 Term Treasury	$4,847,537	$ —
iBonds Dec 2044 Term Treasury	2,728,933	—
iBonds Dec 2054 Term Treasury	108,648	13,134
21
2025 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
22

Board Review and Approval of Investment Advisory Contract
iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF, iShares iBonds Dec 2054 Term Treasury ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
23
2025 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
24

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
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2025 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 22, 2025